United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Aggressive Allocation Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$61	0.57%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Aggressive Allocation Portfolio earned a return of 15.81%, underperforming the average return of its peer group, the Morningstar Aggressive Allocation category, which returned 16.93%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,011	10,786	11,196	10,265	10,450
12/17	13,380	13,372	13,640	10,628	13,291
12/18	12,516	12,113	13,042	10,629	11,404
12/19	15,688	15,335	17,149	11,556	13,857
12/20	18,377	17,828	20,304	12,423	15,333
12/21	22,089	21,133	26,132	12,232	16,533
12/22	18,130	17,252	21,399	10,641	13,887
12/23	21,630	21,082	27,025	11,229	16,056
12/24	25,108	24,769	33,786	11,369	16,945
12/25	29,077	30,302	39,827	12,199	22,432

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Consumer Discretionary

  Commercial Mortgage-Backed Securities

  Mortgage-Backed Securities

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	15.81%	9.61%	11.26%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,465,165,419	1,123	57%	$12,391,270

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent International Equity Portfolio	8.1%
Thrivent Large Cap Value Portfolio	5.8%
Thrivent Mid Cap Stock Portfolio	5.2%
Thrivent Global Stock Portfolio	4.5%
Thrivent Small Cap Stock Portfolio	3.6%
Thrivent Core International Equity Fund	2.9%
NVIDIA Corporation	2.8%
Thrivent Core Emerging Markets Equity Fund	2.6%
Microsoft Corporation	2.4%
Apple, Inc.	1.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	45.9%
Registered Investment Companies	36.5%
Short-Term InvestmentsFootnote Reference*	12.3%
Private Equity Funds	2.5%
Mortgage-Backed Securities	1.4%
U.S. Government & Agencies	1.4%
Other Assets & Liabilities	0.0%

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Aggressive Allocation Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent All Cap Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, All Cap Portfolio earned a return of 18.05%, outperforming the average return of its peer group, the Morningstar Large Blend category, which returned 15.44%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$72	0.66%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P Composite 1500® Index
12/15	10,000	10,000	10,000
12/16	10,577	11,274	11,303
12/17	12,718	13,656	13,691
12/18	11,461	12,940	13,012
12/19	14,930	16,954	17,033
12/20	18,389	20,495	20,085
12/21	22,822	25,754	25,799
12/22	18,667	20,808	21,212
12/23	22,797	26,209	26,613
12/24	27,334	32,448	32,988
12/25	32,266	38,012	38,601

Asset Sector

Top Contributors

Least Contributors

  Consumer Staples

  Utilities

  Health Care

  Information Technology

  Consumer Discretionary

  Industrials

Individual Holdings

Top Contributors

Least Contributors

  Philip Morris International, Inc.

  Netflix, Inc.

  BJ's Wholesale Club Holdings, Inc.

  Apple, Inc.

  NVIDIA Corporation

  Amazon.com, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	18.05%	11.90%	12.43%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$214,569,851	223	131%	$1,101,497

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	7.0%
Apple, Inc.	5.7%
Microsoft Corporation	5.5%
Roundhill Magnificent Seven ETF	4.5%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc.	2.1%
Broadcom, Inc.	2.1%
Berkshire Hathaway, Inc.	1.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	94.8%
Registered Investments Companies	4.5%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Information Technology	32.5%
Financials	12.9%
Health Care	11.8%
Communications Services	9.9%
Consumer Discretionary	8.7%
Industrials	6.4%
U.S. Unaffiliated Registered Investment Companies	4.5%
Consumer Staples	3.1%
Materials	2.7%
Energy	2.3%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio adopted a quantitative investment approach. Consequently, Quantitative Investing Risk was added as a principal risk factor.

  Effective April 30, 2025, Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM were named as portfolio managers for the Portfolio, while Roger W. Norberg, John T. Groton, Jr., CFA, and Matthew D. Finn, CFA no longer serve in that role.

  Effective December 31, 2025, Portfolio Turnover Rate Risk was added as a principal risk factor for the Portfolio because its portfolio turnover rate was higher than 100% for the fiscal year.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent All Cap Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Conservative Allocation Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Conservative Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Conservative Allocation Portfolio earned a return of 10.17%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category, which returned 9.29%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$50	0.48%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000	10,000
12/16	10,708	10,786	10,265	11,409	10,167	10,751
12/17	11,709	13,372	10,628	12,199	10,419	13,159
12/18	11,393	12,113	10,629	11,969	10,522	12,013
12/19	12,958	15,335	11,556	13,786	11,191	15,337
12/20	13,913	17,828	12,423	14,843	11,624	17,776
12/21	14,868	21,133	12,232	15,533	11,503	21,654
12/22	13,028	17,252	10,641	13,890	10,144	17,726
12/23	14,359	21,082	11,229	15,634	10,656	21,942
12/24	15,386	24,769	11,369	16,692	10,784	26,039
12/25	16,951	30,302	12,199	18,158	11,710	31,532

Asset Sector

Top Contributors

Least Contributors

  U.S. Government & Agencies

  Financials

  Information Technology

  Consumer Discretionary

  Collateralized Loan Obligations

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  FNMA Conventional 30-Yr. Pass Through; 4.500%, 12/01/2052

  Alphabet In. Class C

  UnitedHealth Group Incorporated

  Deckers Outdoor Corporation

  Lululemon Athletica Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	10.17%	4.03%	5.42%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns	21.09%	12.15%	12.17%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$587,033,830	1,986	48%	$2,364,059

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.3%
U.S. Treasury Notes	2.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Thrivent Core International Equity Fund	1.5%
U.S. Treasury Notes	1.3%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
U.S. Treasury Bonds	0.8%
NVIDIA Corporation	0.8%
Microsoft Corporation	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	65.4%
Common Stock	16.1%
Registered Investments Companies	9.6%
Short-Term Investments	7.6%
Preferred Stock	1.3%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	20.3%
Financials	10.6%
U.S. Affiliated Registered Investment Companies	8.7%
Collateralized Mortgage Obligations	7.6%
Information Technology	6.7%
Asset-Backed Securities	6.2%
U.S. Government & Agencies	6.1%
Consumer Discretionary	4.0%
Communications Services	3.5%
Consumer Staples	3.3%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent Diversified Income Plus Portfolio to Thrivent Conservative Allocation Portfolio to better reflect its investment strategies.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Conservative Allocation Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Dynamic Allocation Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Dynamic Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Dynamic Allocation Portfolio earned a return of 12.62%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 11.01%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$70	0.66%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000	10,000
12/16	10,706	10,786	10,265	11,409	10,167	10,751
12/17	11,956	13,372	10,628	12,199	10,419	13,159
12/18	11,374	12,113	10,629	11,969	10,522	12,013
12/19	13,320	15,335	11,556	13,786	11,191	15,337
12/20	14,534	17,828	12,423	14,843	11,624	17,776
12/21	16,342	21,133	12,232	15,533	11,503	21,654
12/22	14,092	17,252	10,641	13,890	10,144	17,726
12/23	15,849	21,082	11,229	15,634	10,656	21,942
12/24	17,204	24,769	11,369	16,692	10,784	26,039
12/25	19,376	30,302	12,199	18,158	11,710	31,532

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  U.S. Government & Agencies

  Consumer Discretionary

  Collateralized Loan Obligations

  Foreign Government

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Alphabet, Inc., Class C

  Broadcom Inc.

  UnitedHealth Group Incorporated

  ServiceNow, Inc.

  Salesforce, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	12.62%	5.92%	6.84%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns	21.09%	12.15%	12.17%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$381,928,409	2,001	62%	$2,121,196

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	8.4%
Thrivent Core Emerging Markets Debt Fund	5.1%
NVIDIA Corporation	1.7%
Microsoft Corporation	1.6%
Apple, Inc.	1.2%
Amazon.com, Inc.	1.0%
U.S. Treasury Bonds	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
U.S. Treasury Notes	0.8%
Alphabet, Inc., Class C	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	46.3%
Common Stock	31.2%
Registered Investments Companies	13.8%
Short-Term Investments	7.9%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	14.2%
U.S. Affiliated Registered Investment Companies	13.5%
Information Technology	10.5%
Financials	10.0%
Collateralized Mortgage Obligations	6.1%
U.S. Government & Agencies	5.3%
Consumer Discretionary	4.7%
Asset-Backed Securities	4.6%
Communications Services	4.5%
Health Care	3.6%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent Balanced Income Plus Portfolio to Thrivent Dynamic Allocation Portfolio to better reflect its investment strategies.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Dynamic Allocation Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Emerging Markets Equity Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$134	1.15%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Emerging Markets Equity Portfolio earned a return of 32.20%, underperforming the average return of its peer group, the Morningstar Diversified Emerging Mkts category, which returned 36.48%. The Portfolio’s broad-based benchmark, MSCI Emerging Markets Index - USD Net Returns, earned a return of 33.57% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI Emerging Markets Index - USD Net Returns
12/15	10,000	10,000
12/16	11,158	11,119
12/17	14,243	15,264
12/18	12,124	13,040
12/19	14,567	15,443
12/20	18,527	18,270
12/21	17,651	17,805
12/22	13,078	14,228
12/23	14,272	15,626
12/24	15,551	16,799
12/25	20,558	22,438

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Communications Services

  Utilities

  Real Estate

  Consumer Staples

Individual Holdings

Top Contributors

Least Contributors

  Taiwan Semiconductor Manufacturing Company, Ltd.

  Tencent Holdings, Ltd.

  Samsung Electronics Company, Ltd.

  Trent, Ltd.

  Tata Consultancy Services, Ltd.

  Meituan

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	32.20%	2.10%	7.47%
MSCI Emerging Markets Index - USD Net Returns	33.57%	4.20%	8.42%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$74,044,640	419	76%	$595,881

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	11.6%
Tencent Holdings, Ltd.	5.1%
Samsung Electronics Company, Ltd.	4.0%
Alibaba Group Holding, Ltd.	2.6%
SK Hynix, Inc.	2.6%
Reliance Industries, Ltd.	1.3%
Hon Hai Precision Industry Company, Ltd.	1.2%
HDFC Bank, Ltd.	1.1%
Bharti Airtel, Ltd.	1.1%
CTBC Financial Holding Company, Ltd.	1.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Preferred Stock	1.7%
Short-Term Investments	1.2%

Country Weightings (% of Net Assets)

Taiwan	19.9%
India	16.1%
Cayman Islands	13.8%
South Korea	13.4%
China	12.6%
Brazil	4.3%
South Africa	2.9%
Thailand	2.8%
United Arab Emirates	2.4%
Saudi Arabia	2.0%
Other Countries	8.7%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio revised its investment strategies to include the use of derivatives, such as futures contracts, to either hedge its exposure or gain exposure to certain investments. As a result, Derivatives Risk has been identified as a principal risk factor.

Major Market Sectors (% of Net Assets)

Information Technology	27.4%
Financials	26.0%
Communications Services	9.8%
Materials	8.8%
Consumer Discretionary	8.4%
Energy	5.4%
Industrials	4.9%
Health Care	3.6%
Real Estate	1.8%
Utilities	1.8%

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Emerging Markets Equity Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent ESG Index Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, ESG Index Portfolio earned a return of 17.78%, outperforming the average return of its peer group, the Morningstar Large Blend category, which returned 15.44%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$38	0.35%

How did the Portfolio perform since inception?

	PortfolioFootnote Reference1	Russell 3000® Index	MSCI KLD 400 Social Index
04/20	10,000	10,000	10,000
12/20	12,948	13,335	13,145
12/21	16,934	16,757	17,303
12/22	13,238	13,538	13,587
12/23	16,970	17,052	17,477
12/24	20,759	21,112	21,461
12/25	24,450	24,732	25,373
Average Annual Total Returns *	1 year	5 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	17.78%	13.56%	17.06%
Russell 3000® Index	17.15%	13.15%	17.29%
MSCI KLD 400 Social Index	18.23%	14.06%	17.59%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$62,273,710	401	12%	$114,720

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	13.5%
Microsoft Corporation	10.2%
Alphabet, Inc., Class A	5.4%
iShares ESG MSCI KLD 400 ETF	4.6%
Alphabet, Inc., Class C	4.6%
Tesla, Inc.	3.8%
Visa, Inc.	1.8%
Mastercard, Inc.	1.5%
AbbVie, Inc.	1.2%
Advanced Micro Devices, Inc.	1.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	94.5%
Registered Investments Companies	4.6%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Information Technology	37.3%
Communications Services	11.6%
Financials	11.2%
Consumer Discretionary	8.6%
Industrials	7.7%
Health Care	7.4%
U.S. Unaffiliated Registered Investment Companies	4.6%
Consumer Staples	4.0%
Real Estate	2.4%
Materials	2.3%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Other Funds Risk was removed as a principal risk factor for the Portfolio because less than 5% of the Portfolio’s net assets were invested in other registered investment companies at fiscal year end.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent ESG Index Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Global Stock Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Global Stock Portfolio earned a return of 20.82%, outperforming the average return of its peer group, the Morningstar Global Large-Stock Blend category, which returned 19.47%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$65	0.59%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns
12/15	10,000	10,000
12/16	10,542	10,786
12/17	12,772	13,372
12/18	11,709	12,113
12/19	14,397	15,335
12/20	16,587	17,828
12/21	20,021	21,133
12/22	16,224	17,252
12/23	19,797	21,082
12/24	22,816	24,769
12/25	27,566	30,302

Asset Sector

Top Contributors

Least Contributors

  Financials

  Information Technology

  Industrials

  Real Estate

  Energy

  Consumer Staples

Individual Holdings

Top Contributors

Least Contributors

  Adani Power

  Alphabet, Inc., Class C

  NVIDIA Corporation

  UnitedHealth Group, Inc.

  Novo Nordisk A/S Class B

  Netflix, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	20.82%	10.69%	10.67%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,908,025,328	1,245	63%	$9,556,306

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	3.0%
NVIDIA Corporation	2.9%
Microsoft Corporation	2.8%
Amazon.com, Inc.	1.9%
Apple, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc.	1.4%
Broadcom, Inc.	1.0%
Alphabet, Inc., Class A	1.0%
Visa, Inc.	0.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	78.5%
Short-Term Investments	17.2%
Registered Investments Companies	4.3%

Major Market Sectors (% of Net Assets)

Information Technology	16.7%
Financials	16.1%
Industrials	10.7%
Health Care	8.0%
Consumer Discretionary	7.0%
Communications Services	6.8%
U.S. Affiliated Registered Investment Companies	3.5%
Consumer Staples	3.1%
Materials	3.0%
Energy	3.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Other Funds Risk was removed as a principal risk factor for the Portfolio because less than 5% of the Portfolio’s net assets were invested in other registered investment companies at fiscal year end.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Government Bond Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Government Bond Portfolio earned a return of 7.32%, outperforming the average return of its peer group, the Morningstar Intermediate Government category, which returned 6.66%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$51	0.49%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
12/15	10,000	10,000	10,000	10,000
12/16	10,149	10,265	10,104	10,139
12/17	10,450	10,628	10,337	10,348
12/18	10,469	10,629	10,426	10,487
12/19	11,082	11,556	11,141	11,104
12/20	11,883	12,423	12,032	11,713
12/21	11,702	12,232	11,753	11,559
12/22	10,489	10,641	10,288	10,649
12/23	10,949	11,229	10,705	11,195
12/24	11,077	11,369	10,767	11,549
12/25	11,888	12,199	11,447	12,254

Asset Sector

Top Contributors

Least Contributors

  U.S. Government & Agencies

  Commercial Mortgage-Backed Securities

  Mortgage-Backed Securities

  Financials

  Collateralized Mortgage Obligations

  Asset-Backed Securities

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes, 4.125% 11/30/2029

  U.S. Treasury Notes, 4.125% 03/31/2032

  U.S. Treasury Notes, 4.250% 11/15/2034

  U.S. Treasury Notes, 4.625% 02/15/2035

  Federal National Mortgage Association Conventional 30-Yr. Pass Through, 5.000% 07/25/2055

  Government National Mortgage Association Conventional 30-Yr. Pass Through, 5.500% 05/20/2055

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.32%	0.01%	1.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	1.36%
Bloomberg U.S. Agency Index	6.11%	0.91%	2.05%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$159,806,244	89	343%	$564,102

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

U.S. Government & Agencies	51.5%
Mortgage-Backed Securities	31.2%
Collateralized Mortgage Obligations	12.2%
Asset-Backed Securities	3.1%
Commercial Mortgage-Backed Securities	1.0%
Financials	0.0%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	20.8%
U.S. Treasury Notes	10.4%
Government National Mortgage Association Conventional 30-Yr. Pass Through	10.0%
U.S. Treasury Notes	6.7%
U.S. Treasury Bonds	5.1%
U.S. Treasury Notes	3.7%
U.S. Treasury Notes	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	90.9%
Short-Term Investments	9.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.3
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	25.3
AAA	0.0
U.S. Gov't Guaranteed	72.4

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Healthcare Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Healthcare Portfolio earned a return of 13.07%, underperforming the average return of its peer group, the Morningstar Health category, which returned 19.29%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$93	0.87%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P Composite 1500® Health Care Index
12/15	10,000	10,000	10,000
12/16	8,399	11,274	9,795
12/17	10,030	13,656	11,996
12/18	10,864	12,940	12,800
12/19	13,673	16,954	15,471
12/20	16,243	20,495	17,721
12/21	18,317	25,754	22,124
12/22	17,302	20,808	21,392
12/23	18,018	26,209	21,802
12/24	18,009	32,448	22,415
12/25	20,363	38,012	25,487

Asset Sector

Top Contributors

Least Contributors

  Pharmaceuticals

  Biotechnology

  Health Care Equipment

  Managed Health Care

  Health Care Supplies

  Health Care Services

Individual Holdings

Top Contributors

Least Contributors

  Eli Lilly & Company

  Johnson & Johnson

  AbbVie, Inc.

  UnitedHealth Group, Inc.

  Molina Healthcare, Inc.

  Zoetis, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.07%	4.62%	7.37%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P Composite 1500® Health Care Index	13.71%	7.54%	9.81%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$244,699,047	49	17%	$1,889,185

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Eli Lilly & Company	14.4%
Johnson & Johnson	7.3%
AbbVie, Inc.	6.6%
UnitedHealth Group, Inc.	5.5%
Abbott Laboratories	4.8%
Merck & Company, Inc.	4.6%
Danaher Corporation	3.8%
Stryker Corporation	3.4%
Intuitive Surgical, Inc.	3.0%
Boston Scientific Corporation	3.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.2%
Registered Investments Companies	0.8%

Major Market Sectors (% of Net Assets)

Pharmaceuticals	31.2%
Health Care Equipment	23.0%
Biotechnology	17.6%
Life Sciences Tools & Services	10.0%
Managed Health Care	7.4%
Health Care Facilities	3.3%
Health Care Distributors	3.1%
Health Care Services	2.7%
Health Care Supplies	0.9%
U.S. Unaffiliated Registered Investment Companies	0.8%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Healthcare Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent High Yield Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, High Yield Portfolio earned a return of 8.78%, outperforming the average return of its peer group, the Morningstar High Yield Bond category, which returned 8.24%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
12/15	10,000	10,000	10,000
12/16	11,278	10,265	11,713
12/17	12,122	10,628	12,592
12/18	11,718	10,629	12,330
12/19	13,398	11,556	14,095
12/20	13,768	12,423	15,098
12/21	14,374	12,232	15,895
12/22	12,906	10,641	14,116
12/23	14,436	11,229	16,014
12/24	15,444	11,369	17,326
12/25	16,800	12,199	18,820

Asset Sector

Top Contributors

Least Contributors

  Consumer Cyclical

  Communications Services

  Financials

  Health Care

  U.S. Government & Agencies

  Foreign Government

Individual Holdings

Top Contributors

Least Contributors

  H&E Equipment Services, Inc.

  Altice France SA

  DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.

  Saks Global Enterprises, LLC

  Xerox Holdings Corporation

  Venture Global LNG, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.78%	4.06%	5.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Corporate High Yield Bond Index	8.62%	4.51%	6.53%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$858,303,632	651	39%	$3,330,662

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.8%
Financials	13.4%
Communications Services	12.7%
Consumer Non-Cyclical	12.6%
Energy	11.2%
Capital Goods	10.4%
Technology	7.4%
Basic Materials	5.6%
Utilities	3.9%
Transportation	2.0%

Top Ten Holdings (% of Net Assets)

DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.6%
Caesars Entertainment, Inc.	0.6%
Tenet Healthcare Corporation	0.5%
Vistra Corporation	0.5%
Venture Global LNG, Inc.	0.4%
1261229 B.C., Ltd.	0.4%
TerraForm Power Operating, LLC	0.4%
AdaptHealth, LLC	0.4%
Cloud Software Group, Inc.	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	95.1%
Short-Term Investments	2.4%
Bank Loans	2.3%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.3
D	0.0
C	0.0
CA	0.0
CAA	10.4
B	45.1
BA	41.5
BAA	2.7
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Income Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Income Portfolio earned a return of 7.93%, outperforming the average return of its peer group, the Morningstar Corporate Bond category, which returned 7.60%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$46	0.44%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
12/15	10,000	10,000	10,000
12/16	10,609	10,265	10,611
12/17	11,277	10,628	11,292
12/18	11,014	10,629	11,009
12/19	12,511	11,556	12,609
12/20	13,976	12,423	13,856
12/21	13,911	12,232	13,712
12/22	11,707	10,641	11,551
12/23	12,796	11,229	12,535
12/24	13,199	11,369	12,801
12/25	14,245	12,199	13,796

Asset Sector

Top Contributors

Least Contributors

  Financials

  Consumer Non-Cyclical

  Utilities

  Commercial Mortgage-Backed Securities

  Foreign Government

  Collateralized Mortgage Obligations

Individual Holdings

Top Contributors

Least Contributors

  Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through, 5.500% 05/01/2055

  U.S. Treasury Bonds, 4.750% 05/15/2055

  Boeing Company 6% Pfd Registered Shs Series A

  Venture Global LNG, Inc.

  FMC Corporation

  U.S. Treasury Bonds, 4.750% 8/15/2055

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.93%	0.38%	3.60%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Corporate Bond Index	7.77%	-0.09%	3.27%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,245,121,068	584	63%	$5,071,174

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

Financials	35.1%
Consumer Non-Cyclical	9.4%
Utilities	8.9%
Technology	6.9%
Energy	6.4%
Communications Services	6.0%
Consumer Cyclical	5.5%
Capital Goods	5.4%
U.S. Government & Agencies	4.1%
Mortgage-Backed Securities	2.4%

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.5%
U.S. Treasury Notes	1.0%
U.S. Treasury Bonds	0.8%
U.S. Treasury Notes	0.7%
Sprint Capital Corporation	0.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Bonds	0.5%
U.S. Treasury Bonds	0.4%
Bank of America Corporation	0.4%
Goldman Sachs Group, Inc.	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	96.4%
Short-Term Investments	3.2%
Preferred Stock	0.4%
Common Stock&lt;	0.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.3
BA	6.1
BAA	55.6
A	25.6
AA	3.1
AAA	1.1
U.S. Gov't Guaranteed	6.6

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent International Equity Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent International Equity Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$83	0.72%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, International Equity Portfolio earned a return of 30.87%, outperforming the average return of its peer group, the Morningstar Foreign Large Blend category, which returned 30.13%. The Portfolio’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 32.39% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000
12/16	10,335	10,450
12/17	12,799	13,291
12/18	10,829	11,404
12/19	13,047	13,857
12/20	13,567	15,333
12/21	15,529	16,533
12/22	12,680	13,887
12/23	14,975	16,056
12/24	15,617	16,945
12/25	20,438	22,432

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Real Estate

  Communication Services

  Consumer Discretionary

Individual Holdings

Top Contributors

Least Contributors

  Diversified Energy Co.

  Novartis AG

  Allianz SE

  Novo Nordisk A/S Class B

  Stellantis NV

  Recruit Holdings Co., Ltd.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	30.87%	8.54%	7.41%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,768,213,031	1,121	77%	$10,286,442

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Novartis AG	1.8%
ASML Holding NV	1.8%
Shell plc	1.6%
Allianz SE	1.6%
Roche Holding AG, Participation Certificates	1.5%
UniCredit SPA	1.4%
ABB, Ltd.	1.3%
Safran SA	1.3%
GSK plc	1.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	91.4%
Short-Term Investments	8.4%
Preferred Stock	0.2%

Country Weightings (% of Net Assets)

Japan	19.0%
United Kingdom	11.7%
Germany	7.5%
France	7.1%
Switzerland	6.9%
Netherlands	5.9%
Australia	5.7%
Italy	4.0%
Spain	2.8%
Sweden	2.3%
Other Countries	18.5%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent International Allocation Portfolio to Thrivent International Equity Portfolio to better reflect its investment strategies.

Major Market Sectors (% of Net Assets)

Financials	25.4%
Industrials	17.3%
Information Technology	10.2%
Health Care	8.6%
Consumer Discretionary	7.0%
Materials	5.9%
Communications Services	4.7%
Consumer Staples	4.3%
Energy	3.3%
Utilities	2.9%

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Equity Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent International Index Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$43	0.37%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, International Index Portfolio earned a return of 31.15%, outperforming the average return of its peer group, the Morningstar Foreign Large Blend category, which returned 30.13%. The Portfolio’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 32.39% over the same period. The Portfolio uses equity index futures to maintain market exposure and manage cash flows, which had a positive impact on performance for the year.

How did the Portfolio perform since inception?

	PortfolioFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns	MSCI EAFE Index
04/20	10,000	10,000	10,000
12/20	12,912	13,420	13,123
12/21	14,315	14,470	14,601
12/22	12,230	12,154	12,491
12/23	14,403	14,052	14,769
12/24	14,882	14,830	15,333
12/25	19,518	19,633	20,121
Average Annual Total Returns *	1 year	5 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	31.15%	8.61%	12.50%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	12.56%
MSCI EAFE Index	31.22%	8.92%	13.02%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$298,768,868	695	2%	$510,682

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

ASML Holding NV	2.0%
Roche Holding AG, Participation Certificates	1.4%
AstraZeneca plc	1.4%
HSBC Holdings plc	1.3%
Novartis AG	1.2%
Nestle SA	1.2%
SAP SE	1.2%
Shell plc	1.0%
Siemens AG	1.0%
Toyota Motor Corporation	1.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.2%
Short-Term Investments	1.5%
Preferred Stock	0.3%

Country Weightings (% of Net Assets)

Japan	21.7%
United Kingdom	14.1%
Switzerland	9.5%
Germany	9.4%
France	9.4%
Netherlands	6.2%
Australia	6.2%
Spain	3.7%
Sweden	3.2%
Italy	2.8%
Other Countries	11.7%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Major Market Sectors (% of Net Assets)

Financials	24.8%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.2%
Consumer Staples	7.3%
Materials	5.4%
Communications Services	4.2%
Utilities	3.6%
Energy	3.1%

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Index Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Large Cap Growth Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Large Cap Growth Portfolio earned a return of 16.95%, outperforming the average return of its peer group, the Morningstar Large Growth category, which returned 15.42%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.43%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
12/15	10,000	10,000	10,000	10,000
12/16	9,852	11,274	10,708	10,689
12/17	12,702	13,656	13,943	13,622
12/18	13,021	12,940	13,732	13,621
12/19	17,305	16,954	18,729	17,861
12/20	24,804	20,495	25,938	23,840
12/21	30,502	25,754	33,096	31,471
12/22	20,243	20,808	23,453	22,217
12/23	29,771	26,209	33,462	28,889
12/24	38,886	32,448	44,623	39,311
12/25	45,476	38,012	52,906	48,029

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Communications Services

  Industrials

  Energy

  Real Estate

  Health Care

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Alphabet, Inc., Class C

  Broadcom, Inc.

  Netflix, Inc.

  ServiceNow, Inc.

  Salesforce, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	16.95%	12.89%	16.35%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500 Growth Index	22.18%	15.04%	16.99%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,258,422,680	38	40%	$12,236,974

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	12.4%
Microsoft Corporation	8.8%
Amazon.com, Inc.	8.1%
Apple, Inc.	7.3%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.4%
Alphabet, Inc., Class A	4.4%
Alphabet, Inc., Class C	4.3%
Visa, Inc.	4.0%
Tesla, Inc.	3.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Major Market Sectors (% of Net Assets)

Information Technology	43.1%
Communications Services	16.4%
Consumer Discretionary	13.9%
Financials	9.8%
Health Care	6.4%
Industrials	5.1%
Consumer Staples	1.9%
Energy	0.5%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Large Cap Index Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Large Cap Index Portfolio earned a return of 17.62%, outperforming the average return of its peer group, the Morningstar Large Blend category, which returned 15.44%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$23	0.22%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P 500® Index
12/15	10,000	10,000	10,000
12/16	11,168	11,274	11,196
12/17	13,565	13,656	13,640
12/18	12,940	12,940	13,042
12/19	16,971	16,954	17,149
12/20	20,047	20,495	20,304
12/21	25,743	25,754	26,132
12/22	21,032	20,808	21,399
12/23	26,502	26,209	27,025
12/24	33,057	32,448	33,786
12/25	38,882	38,012	39,827
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	17.62%	14.17%	14.54%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,247,536,874	506	3%	$3,810,641

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	7.7%
Apple, Inc.	6.8%
Microsoft Corporation	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.6%
Short-Term Investments	1.4%

Major Market Sectors (% of Net Assets)

Information Technology	34.0%
Financials	13.2%
Communications Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Index Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Large Cap Value Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Large Cap Value Portfolio earned a return of 19.65%, outperforming the average return of its peer group, the Morningstar Large Value category, which returned 14.97%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$68	0.62%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
12/15	10,000	10,000	10,000	10,000
12/16	11,744	11,274	11,734	11,740
12/17	13,816	13,656	13,337	13,543
12/18	12,615	12,940	12,235	12,331
12/19	15,691	16,954	15,482	16,268
12/20	16,388	20,495	15,915	16,489
12/21	21,641	25,754	19,919	20,594
12/22	20,632	20,808	18,418	19,519
12/23	23,284	26,209	20,529	23,858
12/24	26,331	32,448	23,478	26,790
12/25	31,505	38,012	27,213	30,323

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Communications Services

  Consumer Staples

  Real Estate

  Consumer Discretionary

Individual Holdings

Top Contributors

Least Contributors

  Samsung Electronics Company, Ltd.

  Micron Technology, Inc.

  Wells Fargo & Company

  UnitedHealth Group, Inc.

  Coty, Inc.

  Avantor, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	19.65%	13.96%	12.16%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%
S&P 500 Value Index	13.19%	12.96%	11.73%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,370,485,194	85	25%	$18,036,952

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.6%
Microsoft Corporation	3.0%
Bank of America Corporation	2.8%
Johnson & Johnson	2.5%
Exxon Mobil Corporation	2.5%
Samsung Electronics Company, Ltd.	2.4%
Capital One Financial Corporation	2.4%
Alphabet, Inc., Class C	2.3%
Merck & Company, Inc.	2.3%
JPMorgan Chase & Company	2.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.5%
Short-Term Investments	1.5%

Major Market Sectors (% of Net Assets)

Financials	21.0%
Information Technology	13.8%
Health Care	12.9%
Industrials	12.9%
Energy	7.2%
Communications Services	6.8%
Utilities	6.1%
Consumer Discretionary	5.1%
Materials	5.0%
Consumer Staples	4.5%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Mid Cap Growth Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Mid Cap Growth Portfolio earned a return of 2.50%, underperforming the average return of its peer group, the Morningstar Mid-Cap Growth category, which returned 6.39%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$89	0.88%

How did the Portfolio perform since inception?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell Midcap® Growth Index	S&P MidCap 400 Growth Index
04/20	10,000	10,000	10,000	10,000
12/20	14,922	13,335	14,389	13,868
12/21	16,682	16,757	16,220	16,490
12/22	11,924	13,538	11,886	13,363
12/23	13,965	17,052	14,960	15,700
12/24	15,379	21,112	18,267	18,203
12/25	15,763	24,732	19,848	19,561

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Information Technology

  Health Care

  Communications Services

  Consumer Discretionary

  Financials

Individual Holdings

Top Contributors

Least Contributors

  Howmet Aerospace, Inc.

  Amphenol Corporation

  AppLovin Corporation

  Deckers Outdoor Corporation

  HubSpot, Inc.

  Gartner, Inc.

Average Annual Total Returns *	1 year	5 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	2.50%	1.10%	8.35%
Russell 3000® Index	17.15%	13.15%	17.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.84%
S&P MidCap 400 Growth Index	7.46%	7.12%	12.55%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$86,896,664	76	69%	$663,578

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Monolithic Power Systems, Inc.	2.6%
Howmet Aerospace, Inc.	2.3%
Hilton Worldwide Holdings, Inc.	2.2%
Amphenol Corporation	2.0%
AppLovin Corporation	2.0%
IDEXX Laboratories, Inc.	1.9%
EMCOR Group, Inc.	1.9%
Guidewire Software, Inc.	1.8%
Arista Networks, Inc.	1.8%
Ares Management Corporation	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.6%
Registered Investments Companies	2.3%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Information Technology	25.7%
Industrials	22.0%
Consumer Discretionary	15.1%
Health Care	13.1%
Financials	7.7%
Communications Services	3.3%
U.S. Unaffiliated Registered Investment Companies	2.4%
Real Estate	2.2%
Energy	2.0%
Utilities	1.7%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Adviser implemented a contractual agreement with the Portfolio, through at least April 30, 2026, to waive certain fees associated with the Portfolio to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.89% from the previous annual rate of 0.85% of the average daily net assets of the Portfolio.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Growth Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Mid Cap Index Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Mid Cap Index Portfolio earned a return of 7.23%, outperforming the average return of its peer group, the Morningstar Mid-Cap Blend category, which returned 6.98%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$26	0.25%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index
12/15	10,000	10,000	10,000
12/16	12,043	11,274	12,074
12/17	13,967	13,656	14,035
12/18	12,391	12,940	12,480
12/19	15,596	16,954	15,749
12/20	17,686	20,495	17,900
12/21	22,014	25,754	22,332
12/22	19,098	20,808	19,416
12/23	22,190	26,209	22,607
12/24	25,217	32,448	25,756
12/25	27,040	38,012	27,688
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.23%	8.86%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$720,213,251	403	15%	$1,386,619

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Ciena Corporation	1.0%
Coherent Corporation	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc.	0.7%
United Therapeutics Corporation	0.7%
Pure Storage, Inc.	0.7%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corporation	0.6%
Illumina, Inc.	0.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	100.0%
Short-Term Investments&lt;	0.1%

Major Market Sectors (% of Net Assets)

Industrials	23.6%
Financials	16.8%
Information Technology	14.1%
Consumer Discretionary	11.5%
Health Care	8.9%
Real Estate	6.4%
Materials	5.4%
Consumer Staples	4.3%
Energy	3.9%
Utilities	3.3%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Index Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Mid Cap Stock Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Mid Cap Stock Portfolio earned a return of 4.73%, underperforming the average return of its peer group, the Morningstar Mid-Cap Blend category, which returned 6.98%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$68	0.66%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
12/15	10,000	10,000	10,000	10,000
12/16	12,871	11,274	12,074	11,380
12/17	15,316	13,656	14,035	13,487
12/18	13,637	12,940	12,480	12,265
12/19	17,204	16,954	15,749	16,012
12/20	20,935	20,495	17,900	18,750
12/21	26,967	25,754	22,332	22,984
12/22	22,123	20,808	19,416	19,004
12/23	25,263	26,209	22,607	22,278
12/24	27,860	32,448	25,756	25,697
12/25	29,178	38,012	27,688	28,420

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Materials

  Financials

  Consumer Discretionary

  Health Care

  Information Technology

Individual Holdings

Top Contributors

Least Contributors

  Howmet Aerospace, Inc.

  Steel Dynamics, Inc.

  Rockwell Automation, Inc.

  Lululemon Athletica, Inc.

  Deckers Outdoor Corporation

  Centene Corporation

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	4.73%	6.86%	11.30%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Index	10.60%	8.67%	11.01%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,775,310,050	65	64%	$12,314,827

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.0%
Arch Capital Group, Ltd.	2.7%
Trimble, Inc.	2.6%
Expand Energy Corporation	2.5%
Rockwell Automation, Inc.	2.4%
First Industrial Realty Trust, Inc.	2.2%
M&T Bank Corporation	2.2%
Ally Financial, Inc.	2.2%
Garmin, Ltd.	2.1%
Mettler-Toledo International, Inc.	2.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.5%

Major Market Sectors (% of Net Assets)

Industrials	21.9%
Financials	16.4%
Information Technology	13.3%
Health Care	11.2%
Consumer Discretionary	10.2%
Materials	5.4%
Real Estate	4.7%
Utilities	4.2%
Energy	4.1%
Consumer Staples	3.9%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Mid Cap Value Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Mid Cap Value Portfolio earned a return of 10.82%, outperforming the average return of its peer group, the Morningstar Mid-Cap Value category, which returned 7.78%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$94	0.89%

How did the Portfolio perform since inception?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
04/20	10,000	10,000	10,000	10,000
12/20	13,293	13,335	13,175	13,544
12/21	17,398	16,757	16,909	17,696
12/22	16,488	13,538	14,874	16,469
12/23	18,683	17,052	16,765	19,003
12/24	20,499	21,112	18,956	21,229
12/25	22,718	24,732	21,051	22,838

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Consumer Discretionary

  Consumer Staples

  Health Care

Individual Holdings

Top Contributors

Least Contributors

  Western Digital Corporation

  Warner Brothers Discovery, Inc.

  MKS, Inc.

  Six Flags Entertainment Corporation

  Robert Half, Inc.

  Columbia Sportswear Company

Average Annual Total Returns *	1 year	5 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	10.82%	11.31%	15.55%
Russell 3000® Index	17.15%	13.15%	17.29%
Russell Midcap® Value Index	11.05%	9.83%	14.01%
S&P MidCap 400 Value Index	7.58%	11.01%	15.66%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,229,469	82	58%	$362,455

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

M&T Bank Corporation	2.5%
U.S. Bancorp	2.4%
Crown Holdings, Inc.	2.1%
Hexcel Corporation	2.0%
Coterra Energy, Inc.	1.9%
Ralliant Corporation	1.9%
Nucor Corporation	1.9%
MSC Industrial Direct Company, Inc.	1.9%
MKS, Inc.	1.9%
Sysco Corporation	1.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.9%
Short-Term Investments	1.1%

Major Market Sectors (% of Net Assets)

Industrials	18.6%
Financials	18.1%
Information Technology	10.7%
Consumer Discretionary	8.3%
Utilities	7.8%
Materials	7.6%
Health Care	7.3%
Energy	6.8%
Real Estate	5.6%
Consumer Staples	5.6%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Value Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Moderate Allocation Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$46	0.43%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Moderate Allocation Portfolio earned a return of 13.63%, outperforming the average return of its peer group, the Morningstar Moderate Allocation category, which returned 12.90%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000
12/16	10,889	10,786	11,196	10,265	10,450
12/17	12,300	13,372	13,640	10,628	13,291
12/18	11,754	12,113	13,042	10,629	11,404
12/19	13,957	15,335	17,149	11,556	13,857
12/20	15,851	17,828	20,304	12,423	15,333
12/21	17,863	21,133	26,132	12,232	16,533
12/22	14,972	17,252	21,399	10,641	13,887
12/23	17,395	21,082	27,025	11,229	16,056
12/24	19,681	24,769	33,786	11,369	16,945
12/25	22,363	30,302	39,827	12,199	22,432

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Foreign Government

  Transportation

  Basic Materials

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.63%	7.13%	8.38%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,775,753,054	2,394	45%	$35,020,348

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	14.0%
Thrivent Global Stock Portfolio	7.6%
Thrivent International Equity Portfolio	4.6%
Thrivent Income Portfolio	3.0%
NVIDIA Corporation	2.5%
Thrivent Mid Cap Stock Portfolio	2.4%
Microsoft Corporation	1.9%
Thrivent Short-Term Bond Portfolio	1.8%
Apple, Inc.	1.7%
Thrivent Core Emerging Markets Debt Fund	1.5%

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	40.3%
Common Stock	27.8%
Short-Term InvestmentsFootnote Reference*	12.1%
U.S. Government & Agencies	6.0%
Mortgage-Backed Securities	5.3%
Corporate Bonds	5.1%
Private Equity Funds	1.6%
Collateralized Mortgage Obligations	1.2%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	0.3%
Foreign Government
Other Assets & Liabilities	(0.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Moderately Aggressive Allocation Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$48	0.45%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Moderately Aggressive Allocation Portfolio earned a return of 15.46%, outperforming the average return of its peer group, the Morningstar Moderately Aggressive Allocation category, which returned 14.71%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,023	10,786	11,196	10,265	10,450
12/17	12,874	13,372	13,640	10,628	13,291
12/18	12,115	12,113	13,042	10,629	11,404
12/19	14,794	15,335	17,149	11,556	13,857
12/20	16,926	17,828	20,304	12,423	15,333
12/21	19,692	21,133	26,132	12,232	16,533
12/22	16,263	17,252	21,399	10,641	13,887
12/23	19,125	21,082	27,025	11,229	16,056
12/24	21,839	24,769	33,786	11,369	16,945
12/25	25,216	30,302	39,827	12,199	22,432

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Foreign Government

  Transportation

  Basic Materials

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	15.46%	8.30%	9.69%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,026,630,977	2,409	48%	$31,162,407

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	12.3%
Thrivent Global Stock Portfolio	9.2%
Thrivent International Equity Portfolio	8.4%
Thrivent Mid Cap Stock Portfolio	3.6%
NVIDIA Corporation	2.6%
Thrivent Core Emerging Markets Equity Fund	2.1%
Thrivent Small Cap Stock Portfolio	2.1%
Microsoft Corporation	2.0%
Apple, Inc.	1.7%
Amazon.com, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	44.3%
Common Stock	31.6%
Short-Term InvestmentsFootnote Reference*	14.7%
U.S. Government & Agencies	2.7%
Mortgage-Backed Securities	2.6%
Corporate Bonds	2.3%
Private Equity Funds	1.4%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.4%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Moderately Conservative Allocation Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$48	0.45%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Moderately Conservative Allocation Portfolio earned a return of 12.10%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 11.01%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000
12/16	10,724	10,786	11,196	10,265	10,450
12/17	11,745	13,372	13,640	10,628	13,291
12/18	11,357	12,113	13,042	10,629	11,404
12/19	13,081	15,335	17,149	11,556	13,857
12/20	14,434	17,828	20,304	12,423	15,333
12/21	15,472	21,133	26,132	12,232	16,533
12/22	13,193	17,252	21,399	10,641	13,887
12/23	14,788	21,082	27,025	11,229	16,056
12/24	16,036	24,769	33,786	11,369	16,945
12/25	17,975	30,302	39,827	12,199	22,432

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  U.S. Government & Agencies

  Financials

  Foreign Government

  Mortgage-Backed Securities

  Basic Materials

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	12.10%	4.49%	6.04%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,298,306,537	2,310	34%	$14,539,023

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	10.6%
Thrivent Income Portfolio	5.6%
Thrivent International Equity Portfolio	3.4%
Thrivent Short-Term Bond Portfolio	3.2%
Thrivent Core Emerging Markets Debt Fund	2.9%
Thrivent High Yield Portfolio	2.1%
U.S. Treasury Notes	1.7%
Thrivent Mid Cap Stock Portfolio	1.6%
NVIDIA Corporation	1.5%
Thrivent Core Emerging Markets Equity Fund	1.3%

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	34.7%
Common Stock	17.8%
Short-Term InvestmentsFootnote Reference*	12.3%
U.S. Government & Agencies	11.0%
Mortgage-Backed Securities	9.7%
Corporate Bonds	9.3%
Collateralized Mortgage Obligations	2.4%
Private Equity Funds	1.3%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.6%
Foreign Government	0.1%
Other Assets & Liabilities	0.0%

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Money Market Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$32	0.31%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Money Market Portfolio earned a return of 4.06%, outperforming the average return of its peer group, the Morningstar Money Market-Taxable category, which returned 3.92%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
12/15	10,000	10,000
12/16	10,000	10,265
12/17	10,050	10,628
12/18	10,199	10,629
12/19	10,386	11,556
12/20	10,416	12,423
12/21	10,416	12,232
12/22	10,558	10,641
12/23	11,073	11,229
12/24	11,635	11,369
12/25	12,107	12,199
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	4.06%	3.05%	1.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$423,220,854	176	$1,132,309

What did the Portfolio invest in?

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Other Funds Risk was added as a principal risk factor for the Portfolio because more than 5% of the Portfolio’s net assets were invested in unaffiliated registered investment companies at fiscal year end.

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	47.1%
U.S. Treasury Debt	23.3%
Investment Company	12.7%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	8.6%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.3%

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Multisector Bond Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Multisector Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Multisector Bond Portfolio earned a return of 7.93%, underperforming the average return of its peer group, the Morningstar Multisector Bond category, which returned 8.40%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$72	0.69%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
12/15	10,000	10,000	10,000	10,000
12/16	10,638	10,265	11,409	10,167
12/17	11,131	10,628	12,199	10,419
12/18	11,016	10,629	11,969	10,522
12/19	11,956	11,556	13,786	11,191
12/20	12,480	12,423	14,843	11,624
12/21	12,704	12,232	15,533	11,503
12/22	11,372	10,641	13,890	10,144
12/23	12,388	11,229	15,634	10,656
12/24	13,036	11,369	16,692	10,784
12/25	14,069	12,199	18,158	11,710

Asset Sector

Top Contributors

Least Contributors

  U.S. Government & Agencies

  Financials

  Collateralized Mortgage Obligations

  Health Care

  Consumer Discretionary

  Information Technology

Individual Holdings

Top Contributors

Least Contributors

  Western Digital Corporation Convertible, 3.000% 11/15/2028

  U.S. Treasury Notes, 4.375% 07/31/2026

  Western Digital Corporation, 3.000% 11/15/2028

  BlackRock Multi-Sector Income Trust, Rights

  Xerox Holdings Corporation, 5.500% 08/15/2028

  CNX Resources Corporation, 2.250% 05/01/2026

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.93%	2.43%	3.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$172,252,188	1,599	52%	$887,511

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	13.0%
Collateralized Mortgage Obligations	12.7%
Financials	12.0%
Asset-Backed Securities	11.2%
U.S. Affiliated Registered Investment Companies	9.0%
U.S. Government & Agencies	6.1%
Consumer Non-Cyclical	4.8%
Consumer Cyclical	4.5%
Energy	4.1%
Technology	3.6%

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.0%
U.S. Treasury Notes	3.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
U.S. Treasury Notes	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	82.7%
Registered Investments Companies	10.8%
Short-Term Investments	5.3%
Preferred Stock	1.2%
Common Stock&lt;	0.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent Opportunity Income Plus Portfolio to Thrivent Multisector Bond Portfolio to better reflect its investment strategies.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.1
Non-Rated	15.8
D	0.0
C	0.1
CA	0.1
CAA	2.3
B	10.0
BA	13.8
BAA	18.2
A	10.2
AA	8.5
AAA	3.4
U.S. Gov't Guaranteed	15.6

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multisector Bond Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Real Estate Securities Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Real Estate Securities Portfolio earned a return of 0.67%, underperforming the average return of its peer group, the Morningstar Real Estate category, which returned 1.25%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$90	0.90%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	FTSE Nareit All Equity REITs Index
12/15	10,000	10,000	10,000
12/16	10,750	11,274	10,863
12/17	11,390	13,656	11,805
12/18	10,786	12,940	11,328
12/19	13,800	16,954	14,575
12/20	13,061	20,495	13,828
12/21	18,561	25,754	19,539
12/22	13,809	20,808	14,664
12/23	15,209	26,209	16,330
12/24	15,698	32,448	17,133
12/25	15,804	38,012	17,522

Asset Sector

Top Contributors

Least Contributors

  Health Care REITs

  Industrial REITs

  Retail REITs

  Data Center REITs

  Multi-Family Residential REITs

  Self-Storage REITs

Individual Holdings

Top Contributors

Least Contributors

  Welltower, Inc.

  Prologis, Inc.

  Ventas, Inc.

  Equinix, Inc.

  Alexandria Real Estate Equities, Inc.

  Iron Mountain, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	0.67%	3.89%	4.68%
Russell 3000® Index	17.15%	13.15%	14.29%
FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$132,564,498	126	107%	$1,053,424

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Welltower, Inc.	9.2%
Prologis, Inc.	8.7%
American Tower Corporation	6.0%
Equinix, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Digital Realty Trust, Inc.	3.9%
Realty Income Corporation	3.8%
Public Storage	3.0%
Ventas, Inc.	2.6%
Crown Castle, Inc.	2.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Major Market Sectors (% of Net Assets)

Health Care REITs	16.4%
Retail REITs	14.3%
Industrial REITs	13.3%
Telecom Tower REITs	9.8%
Data Center REITs	8.9%
Multi-Family Residential REITs	8.7%
Other Specialized REITs	6.6%
Self-Storage REITs	5.9%
Single-Family Residential REITs	4.5%
Mortgage REITs	2.7%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Portfolio Turnover Rate Risk was added as a principal risk factor for the Portfolio because its portfolio turnover rate was higher than 100% for the fiscal year.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Real Estate Securities Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Short-Term Bond Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Short-Term Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Short-Term Bond Portfolio earned a return of 6.06%, outperforming the average return of its peer group, the Morningstar Short-Term Bond category, which returned 5.71%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
12/15	10,000	10,000	10,000
12/16	10,284	10,265	10,128
12/17	10,553	10,628	10,214
12/18	10,661	10,629	10,377
12/19	11,167	11,556	10,795
12/20	11,615	12,423	11,155
12/21	11,646	12,232	11,102
12/22	11,160	10,641	10,693
12/23	11,873	11,229	11,186
12/24	12,539	11,369	11,673
12/25	13,299	12,199	12,297

Asset Sector

Top Contributors

Least Contributors

  Financials

  Asset-Backed Securities

  Collateralized Mortgage Obligations

  Foreign Government

  Mortgage-Backed Securities

  Basic Materials

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes, 4.000% 10/31/2029

  U.S. Treasury Notes, 3.500% 01/31/2028

  Citigroup Capital XIII, 11.961%

  FNMA Conventional 30-Yr. Pass Through, 5.500% 07/25/2055

  FNMA Conventional 30-Yr. Pass Through, 5.500% 04/25/2055

  Drawbridge Special Opportunities Fund, LP/Drawbridge Special Opportunities Finance Corp.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	6.06%	2.75%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.35%	1.97%	2.09%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$653,626,792	543	80%	$2,719,281

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

Financials	31.5%
Asset-Backed Securities	13.4%
Collateralized Mortgage Obligations	12.2%
U.S. Government & Agencies	8.6%
Consumer Non-Cyclical	6.3%
Consumer Cyclical	5.6%
Technology	4.4%
Energy	4.0%
Commercial Mortgage-Backed Securities	3.2%
Utilities	3.0%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	2.2%
U.S. Treasury Notes	2.2%
U.S. Treasury Notes	1.8%
U.S. Treasury Notes	1.2%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.0%
PPM CLO 2, Ltd.	0.6%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
UBS Group AG	0.5%
Tricon Residential Trust	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	99.5%
Preferred Stock	0.3%
Short-Term Investments	0.2%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent Limited Maturity Bond Portfolio to Thrivent Short-Term Bond Portfolio to better reflect its investment strategies.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	10.7
D	0.0
C	0.0
CA	0.0
CAA	0.2
B	0.0
BA	3.4
BAA	37.4
A	19.2
AA	8.4
AAA	12.1
U.S. Gov't Guaranteed	8.6

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Short-Term Bond Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Small Cap Growth Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Small Cap Growth Portfolio earned a return of 1.87%, underperforming the average return of its peer group, the Morningstar Small Growth category, which returned 7.82%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$95	0.94%

How did the Portfolio perform since inception?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
04/18	10,000	10,000	10,000	10,000
12/18	9,113	9,425	8,776	9,332
12/19	11,702	12,349	11,276	11,304
12/20	18,182	14,928	15,181	13,520
12/21	20,353	18,759	15,611	16,579
12/22	15,690	15,156	11,497	13,084
12/23	17,236	19,090	13,642	15,322
12/24	19,105	23,635	15,709	16,797
12/25	19,463	27,687	17,753	17,699

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Information Technology

  Consumer Discretionary

  Health Care

  Consumer Staples

  Financials

Individual Holdings

Top Contributors

Least Contributors

  Sterling Construction Company, Inc.

  JFrog, Ltd.

  CECO Environmental Corporation

  RxSight, Inc.

  Inspire Medical Systems, Inc.

  J & J Snack Foods Corporation

Average Annual Total Returns *	1 year	5 year	Since Inception 4/27/2018
PortfolioFootnote Reference1	1.87%	1.37%	9.05%
Russell 3000® Index	17.15%	13.15%	14.17%
Russell 2000® Growth Index	13.01%	3.18%	7.75%
S&P SmallCap 600 Growth Index	5.37%	5.53%	7.59%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$126,452,122	86	118%	$1,010,376

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

BWX Technologies, Inc.	2.4%
Fabrinet	2.3%
Triumph Financial, Inc.	2.2%
RBC Bearings, Inc.	2.1%
JFrog, Ltd.	2.1%
Installed Building Products, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Bel Fuse, Inc.	1.8%
Agilysys, Inc.	1.8%
Vita Coco Company, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.5%
Registered Investments Companies	2.4%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Industrials	28.5%
Information Technology	25.3%
Health Care	16.8%
Consumer Discretionary	10.3%
Financials	8.0%
U.S. Unaffiliated Registered Investment Companies	2.4%
Consumer Staples	2.4%
Real Estate	2.2%
Materials	1.4%
Energy	0.9%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Portfolio Turnover Rate Risk was added as a principal risk factor for the Portfolio because its portfolio turnover rate was higher than 100% for the fiscal year.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Growth Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Small Cap Index Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Small Cap Index Portfolio earned a return of 5.80%, underperforming the average return of its peer group, the Morningstar Small Blend category, which returned 9.55%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$25	0.24%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index
12/15	10,000	10,000	10,000
12/16	12,612	11,274	12,656
12/17	14,268	13,656	14,330
12/18	13,033	12,940	13,115
12/19	15,964	16,954	16,103
12/20	17,738	20,495	17,920
12/21	22,439	25,754	22,727
12/22	18,782	20,808	19,068
12/23	21,748	26,209	22,129
12/24	23,583	32,448	24,053
12/25	24,950	38,012	25,500
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	5.80%	7.06%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,035,878,207	608	30%	$2,022,567

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

iShares Core S&P Small-Cap ETF	2.2%
Arrowhead Research Corporation	0.6%
Armstrong World Industries, Inc.	0.6%
InterDigital, Inc.	0.5%
Sanmina Corporation	0.5%
CareTrust REIT, Inc.	0.5%
Advanced Energy Industries, Inc.	0.5%
JBT Marel Corporation	0.5%
SiTime Corporation	0.5%
LKQ Corporation	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Registered Investments Companies	2.1%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Financials	18.1%
Industrials	16.7%
Information Technology	13.7%
Consumer Discretionary	13.1%
Health Care	11.9%
Real Estate	7.1%
Materials	5.2%
Energy	4.4%
Communications Services	2.9%
Consumer Staples	2.4%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Index Portfolio

Annual Shareholder Report - December 31, 2025

Thrivent Small Cap Stock Portfolio

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Small Cap Stock Portfolio earned a return of 2.45%, underperforming the average return of its peer group, the Morningstar Small Blend category, which returned 9.55%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$71	0.70%

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
12/15	10,000	10,000	10,000	10,000
12/16	12,594	11,274	12,656	12,131
12/17	15,267	13,656	14,330	13,908
12/18	13,721	12,940	13,115	12,376
12/19	17,532	16,954	16,103	15,535
12/20	21,510	20,495	17,920	18,636
12/21	26,837	25,754	22,727	21,397
12/22	24,029	20,808	19,068	17,024
12/23	27,062	26,209	22,129	19,906
12/24	30,140	32,448	24,053	22,203
12/25	30,877	38,012	25,500	25,047

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Industrials

  Utilities

  Consumer Discretionary

  Communications Services

  Materials

Individual Holdings

Top Contributors

Least Contributors

  TTM Technologies, Inc.

  Badger Infrastructure Solutions, Ltd.

  Fabrinet

  Cogent Communications Holdings

  Tronox Holdings plc

  Robert Half, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	2.45%	7.50%	11.93%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%
Russell 2000® Index	12.81%	6.09%	9.62%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$910,382,870	83	71%	$6,327,303

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Pegasystems, Inc.	2.3%
SharkNinja, Inc.	2.1%
BWX Technologies, Inc.	1.9%
Ivanhoe Mines, Ltd.	1.9%
Turning Point Brands, Inc.	1.8%
Triumph Financial, Inc.	1.8%
Penumbra, Inc.	1.8%
Moog, Inc.	1.8%
Old Republic International Corporation	1.8%
Fabrinet	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.6%
Short-Term Investments	1.8%
Registered Investments Companies	1.6%

Major Market Sectors (% of Net Assets)

Industrials	18.7%
Financials	17.3%
Health Care	16.4%
Information Technology	14.2%
Consumer Discretionary	10.1%
Materials	6.5%
Consumer Staples	4.0%
Utilities	3.3%
Energy	3.2%
Real Estate	2.9%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Portfolio

Annual Shareholder Report - December 31, 2025

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accounts, PricewaterhouseCoopers LLP (“PwC”), for each of the last two complete fiscal years and the fiscal period covered by this report for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $824,300 for the year ended December 31, 2024 and $829,300 for the year ended December 31, 2025.

(b)        Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the fiscal year ended December 31, 2024 and $0 for the year ended December 31, 2025.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2025.

(c)        Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $186,999 for the year ended December 31, 2024 and $165,980 for the year ended December 31, 2025.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2025.

(d)        All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2025.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended December 31, 2024 and $0 for the year ended December 31, 2025.  These figures are also reported in response to item 4(g) below.

(e)        Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Directors of registrant) is responsible for pre‑approval of all auditing services performed for the registrant.  The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant.  In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting.  Registrant’s audit committee pre-approved all, or 100%, of the fees described above that PwC billed to registrant.

(f)            Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended December 31, 2025, were for work performed by persons other than full-time permanent employees of PwC.

(g)           The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending December 31, 2024 and December 31, 2025 were $0 for each respective period.  These figures are also reported in response to item 4(d) above.

(h)        Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

(i)         Not applicable.

(j)         Not applicable.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.

Financial Statements and Additional
Information
December 31, 2025
Thrivent Series Fund, Inc.

Table of Contents
Report of Independent Registered Public Accounting
Firm 2
Schedule of Investments
Thrivent Aggressive Allocation Portfolio 4
Thrivent All Cap Portfolio 20
Thrivent Conservative Allocation Portfolio 26
Thrivent Dynamic Allocation Portfolio 61
Thrivent Emerging Markets Equity Portfolio 96
Thrivent ESG Index Portfolio 105
Thrivent Global Stock Portfolio 112
Thrivent Government Bond Portfolio 127
Thrivent Healthcare Portfolio 132
Thrivent High Yield Portfolio 134
Thrivent Income Portfolio 148
Thrivent International Equity Portfolio 161
Thrivent International Index Portfolio 177
Thrivent Large Cap Growth Portfolio 187
Thrivent Large Cap Index Portfolio 189
Thrivent Large Cap Value Portfolio 197
Thrivent Mid Cap Growth Portfolio 200
Thrivent Mid Cap Index Portfolio 204
Thrivent Mid Cap Stock Portfolio 211
Thrivent Mid Cap Value Portfolio 214
Thrivent Moderate Allocation Portfolio 217
Thrivent Moderately Aggressive Allocation Portfolio 255
Thrivent Moderately Conservative Allocation Portfolio 293
Thrivent Money Market Portfolio 330
Thrivent Multisector Bond Portfolio 334
Thrivent Real Estate Securities Portfolio 365
Thrivent Short-Term Bond Portfolio 370
Thrivent Small Cap Growth Portfolio 384
Thrivent Small Cap Index Portfolio 387
Thrivent Small Cap Stock Portfolio 396
Statement of Assets and Liabilities 400
Statement of Operations 406
Statement of Changes in Net Assets 412
Notes to Financial Statements 422
Financial Highlights 446
Changes in and Disagreements with Accountants (Item
8) 456
Proxy Disclosures (Item 9) 457
Remuneration Paid to Directors, Officers, and Oth-
ers (Item 10) 458
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract (Item 11) 459

To the Board of Directors of Thrivent Series Fund, Inc. and Shareholders of each of the thirty funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Series Fund, Inc., hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended
December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due
Thrivent Aggressive Allocation Portfolio Thrivent Large Cap Value Portfolio
Thrivent All Cap Portfolio Thrivent Mid Cap Growth Portfolio
Thrivent Conservative Allocation Portfolio Thrivent Mid Cap Index Portfolio
Thrivent Dynamic Allocation Portfolio Thrivent Mid Cap Stock Portfolio
Thrivent Emerging Markets Equity Portfolio Thrivent Mid Cap Value Portfolio
Thrivent ESG Index Portfolio Thrivent Moderate Allocation Portfolio
Thrivent Global Stock Portfolio Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Government Bond Portfolio Thrivent Moderately Conservative Allocation Portfolio
Thrivent Healthcare Portfolio Thrivent Money Market Portfolio
Thrivent High Yield Portfolio Thrivent Multisector Bond Portfolio
Thrivent Income Portfolio Thrivent Real Estate Securities Portfolio
Thrivent International Equity Portfolio
Thrivent Short-Term Bond Portfolio
Thrivent International Index Portfolio Thrivent Small Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio Thrivent Small Cap Index Portfolio
Thrivent Large Cap Index Portfolio Thrivent Small Cap Stock Portfolio
Report of Independent Registered Public Accounting Firm

to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks, transfer agents and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 17, 2026
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 45.9% Value
Communications Services  4.7%
83,617 Alphabet, Inc., Class A $ 26,172,121
93,454 Alphabet, Inc., Class C 29,325,865
43,180 AT&T, Inc. 1,072,591
973 CarGurus, Inc.
a
37,314
67,593 Comcast Corporation 2,020,355
260 Fox Corporation, Class A 18,998
1,239 Fox Corporation, Class B 80,448
336 Globalstar, Inc.
a
20,509
1,761 Iridium Communications, Inc. 30,606
2,984 Liberty Global, Ltd., Class A
a
33,242
819 Liberty Media Corporation-Liberty
Formula One
a
80,680
7,923 Lumen Technologies, Inc.
a
61,562
116 Madison Square Garden Sports
Corporation
a
30,003
2,943 Magnite, Inc.
a
47,765
16,221 Match Group, Inc. 523,776
44,505 Meta Platforms, Inc. 29,377,305
115,006 Netflix, Inc.
a
10,782,963
6,462 New York Times Company 448,592
21,722 News Corporation, Class A 567,379
584 Omnicom Group, Inc. 47,158
22,491 Pinterest, Inc.
a
582,292
4,043 Reddit, Inc.
a
929,364
10,540 ROBLOX Corporation
a
854,056
632 Roku, Inc.
a
68,566
8,222 Spotify Technology SA
a
4,774,598
364 Take-Two Interactive Software,
Inc.
a
93,195
2,509 T-Mobile US, Inc. 509,427
1,210 Trade Desk, Inc.
a
45,932
12,890 Uniti Group, Inc.
a
90,359
47,346 Universal Music Group NV 1,234,301
19,146 Verizon Communications, Inc. 779,817
11,224 Walt Disney Company 1,276,954
82,923 Warner Brothers Discovery, Inc.
a
2,389,841
75,604 Warner Music Group Corporation 2,318,775
Total 116,726,709
Consumer Discretionary  5.0%
113,772 ADT, Inc. 918,140
4,082 Advance Auto Parts, Inc. 160,423
186,255 Amazon.com, Inc.
a
42,991,379
3,891 American Eagle Outfitters, Inc. 102,606
33,180 Aptiv plc
a
2,524,666
2,287 Aramark 84,299
379 Asbury Automotive Group, Inc.
a
88,129
349 Autoliv, Inc. 41,426
6,245 Bath & Body Works, Inc. 125,400
1,376 Best Buy Company, Inc. 92,096
483 Booking Holdings, Inc. 2,586,624
5,114 Boot Barn Holdings, Inc.
a
902,468
10,152 BorgWarner, Inc. 457,449
193 Brinker International, Inc.
a
27,699
1,453 Buckle, Inc. 77,619
13,429 Build-A-Bear Workshop, Inc. 822,795
2,098 CarMax, Inc.
a
81,067
4,625 Carnival Corporation
a
141,247
41 Cavco Industries, Inc.
a
24,220
6,509 Champion Homes, Inc.
a
550,010
3,404 Chewy, Inc.
a
112,502
1,750 Chipotle Mexican Grill, Inc.
a
64,750
5,945 Churchill Downs, Inc. 676,422
10,439 Columbia Sportswear Company 575,085
1,947 Coursera, Inc.
a
14,330
Shares Common Stock  45.9% Value
Consumer Discretionary  5.0% - continued
13,428 D.R. Horton, Inc. $ 1,934,035
2,354 Dana, Inc. 55,931
188 Darden Restaurants, Inc. 34,596
226 Domino's Pizza, Inc. 94,201
23,954 DoorDash, Inc.
a
5,425,102
185 Dorman Products, Inc.
a
22,790
263 Duolingo, Inc.
a
46,156
1,486 eBay, Inc. 129,431
1,230 Etsy, Inc.
a
68,191
285 Five Below, Inc.
a
53,683
21,163 Ford Motor Company 277,659
2,147 Fox Factory Holding Corporation
a
36,735
3,965 Frontdoor, Inc.
a
228,741
3,902 Gap, Inc. 99,891
2,448 Garmin, Ltd. 496,577
2,521 Garrett Motion, Inc. 43,941
12,896 General Motors Company 1,048,703
4,783 Gentex Corporation 111,300
218 GigaCloud Technology, Inc.
a
8,563
6,537 Goodyear Tire & Rubber
Company
a
57,264
1,009 Grand Canyon Education, Inc.
a
167,807
12,800 Hilton Worldwide Holdings, Inc. 3,676,800
15,036 Home Depot, Inc. 5,173,888
4,376 Installed Building Products, Inc. 1,135,091
10,060 Laureate Education, Inc.
a
338,720
477 Lear Corporation 54,664
9,293 Life Time Group Holdings, Inc.
a
247,008
224 Lithia Motors, Inc. 74,442
13,878 Lowe's Companies, Inc. 3,346,818
435 Lululemon Athletica, Inc.
a
90,397
172 M/I Homes, Inc.
a
22,007
2,934 Macy's, Inc. 64,695
10,043 Mattel, Inc.
a
199,253
1,671 McDonald's Corporation 510,708
521 MGM Resorts International
a
19,011
2,473 Mohawk Industries, Inc.
a
270,299
110 NVR, Inc.
a
802,205
22,409 O'Reilly Automotive, Inc.
a
2,043,925
328 Planet Fitness, Inc.
a
35,578
420 PulteGroup, Inc. 49,249
980 Ralph Lauren Corporation 346,538
352 Red Rock Resorts, Inc. 21,806
17,633 Ross Stores, Inc. 3,176,409
940 Service Corporation International/
US 73,292
17,757 SharkNinja, Inc.
a
1,987,008
2,940 Sonos, Inc.
a
51,626
86,390 Sony Group Corporation ADR 2,211,584
568 Strategic Education, Inc. 45,554
5,195 Tapestry, Inc. 663,765
290 Taylor Morrison Home Corporation
a
17,072
43,263 Tesla, Inc.
a
19,456,236
12,365 Texas Roadhouse, Inc. 2,052,590
2,777 TJX Companies, Inc. 426,575
1,089 Toll Brothers, Inc. 147,255
2,724 TopBuild Corporation
a
1,136,426
337 Travel + Leisure Company 23,769
546 Ulta Beauty, Inc.
a
330,335
29,430 Universal Technical Institute, Inc.
a
769,006
264 Urban Outfitters, Inc.
a
19,869
2,546 VF Corporation 46,032
17,291 Viking Holdings, Ltd.
a
1,234,750
392 Visteon Corporation 37,279
510 Wayfair, Inc.
a
51,209

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.9% Value
Consumer Discretionary  5.0% - continued
6,612 Wendy's Company $ 55,078
8,247 Wingstop, Inc. 1,966,827
248 Winmark Corporation 100,425
27,439 Wyndham Hotels & Resorts, Inc. 2,073,291
8,583 Wynn Resorts, Ltd. 1,032,792
1,221 Yum! Brands, Inc. 184,713
Total 122,578,017
Consumer Staples  1.3%
3,664 Albertsons Companies, Inc. 62,911
12,820 Altria Group, Inc. 739,201
716 Archer-Daniels-Midland Company 41,163
1,555 BellRing Brands, Inc.
a
41,565
616 BJ's Wholesale Club Holdings,
Inc.
a
55,458
570 Campbell's Company 15,886
2,527 Casey's General Stores, Inc. 1,396,698
1,488 Central Garden & Pet Company,
Class A
a
43,435
5,672 Chefs' Warehouse, Inc.
a
353,536
2,706 Church & Dwight Company, Inc. 226,898
3,395 Colgate-Palmolive Company 268,273
6,168 Conagra Brands, Inc. 106,768
3,086 Costco Wholesale Corporation 2,661,181
61,643 Coty, Inc.
a
189,860
1,657 Darling Ingredients, Inc.
a
59,652
663 Ingredion, Inc. 73,102
4,763 John B. Sanfilippo & Son, Inc. 336,268
106,237 Keurig Dr Pepper, Inc. 2,975,698
446 Kimberly-Clark Corporation 44,997
2,026 Kroger Company 126,584
1,421 Lamb Weston Holdings, Inc. 59,526
3,984 Maplebear, Inc.
a
179,200
1,279 Marzetti Company 210,293
2,007 McCormick & Company, Inc. 136,697
929 Molson Coors Beverage Company 43,366
3,892 Monster Beverage Corporation
a
298,400
11,409 PepsiCo, Inc. 1,637,420
4,724 Philip Morris International, Inc. 757,730
613 Primo Brands Corporation 10,023
12,953 Procter & Gamble Company 1,856,294
1,844 Simply Good Foods Company
a
37,027
1,217 Smithfield Foods, Inc. 27,176
512 Sprouts Farmers Markets, Inc.
a
40,791
44,411 Sysco Corporation 3,272,647
3,910 Turning Point Brands, Inc. 423,844
2,081 Tyson Foods, Inc. 121,988
63,677 Unilever plc ADR 4,164,476
409 Universal Corporation 21,575
582 US Foods Holding Corporation
a
43,836
18,598 Vita Coco Company, Inc.
a
985,880
75,965 Walmart, Inc. 8,463,261
Total 32,610,584
Energy  1.4%
46,651 Antero Midstream Corporation 829,921
5,249 Antero Resources Corporation
a
180,881
6,052 APA Corporation 148,032
2,054 Archrock, Inc. 53,445
12,677 Baker Hughes Company 577,311
597 Cactus, Inc. 27,271
173 California Resources Corporation 7,735
5,890 Cheniere Energy, Inc. 1,144,957
648 Chord Energy Corporation 60,070
Shares Common Stock  45.9% Value
Energy  1.4% - continued
62,859 ConocoPhillips $ 5,884,231
69,370 Devon Energy Corporation 2,541,023
9,967 DHT Holdings, Inc. 121,697
658 Diamondback Energy, Inc. 98,917
1,656 DT Midstream, Inc. 198,190
110,263 Enterprise Products Partners, LP 3,535,032
4,500 EOG Resources, Inc. 472,545
1,824 EQT Corporation 97,766
3,771 Expand Energy Corporation 416,168
60,319 Exxon Mobil Corporation 7,258,788
2,605 Gulfport Energy Corporation
a
541,814
78,192 Halliburton Company 2,209,706
4,349 Hess Midstream, LP 150,040
1,551 HF Sinclair Corporation 71,470
39,768 Kinder Morgan, Inc. 1,093,222
1,443 Kodiak Gas Services, Inc. 53,968
11,259 Marathon Petroleum Corporation 1,831,051
5,658 Matador Resources Company 240,126
53 Noble Corporation plc 1,497
1,289 NOV, Inc. 20,147
948 Occidental Petroleum Corporation 38,982
304 Oceaneering International, Inc.
a
7,305
2,602 ONEOK, Inc. 191,247
4,132 Ovintiv, Inc. 161,933
6,280 Permian Resources Corporation 88,108
2,001 Phillips 66 258,209
3,124 Range Resources Corporation 110,152
304 Ranger Energy Services, Inc. 4,250
702 Scorpio Tankers, Inc. 35,683
1,410 SLB, Ltd. 54,116
3,631 SM Energy Company 67,900
2,223 Talos Energy, Inc.
a
24,497
168 Targa Resources Corporation 30,996
33,905 TechnipFMC plc 1,510,807
579 Valero Energy Corporation 94,255
248 Viper Energy, Inc. 9,580
14,098 Williams Companies, Inc. 847,431
Total 33,402,472
Financials  6.5%
288 1st Source Corporation 17,997
2,431 Affiliated Managers Group, Inc. 700,809
1,198 Affirm Holdings, Inc.
a
89,167
14,928 AGNC Investment Corporation 160,028
11,765 Allstate Corporation 2,448,885
16,530 Ally Financial, Inc. 748,644
7,555 Amalgamated Financial
Corporation 241,987
2,388 Amerant Bancorp, Inc. 46,590
13,669 American Express Company 5,056,847
565 American Financial Group, Inc. 77,224
26,390 American International Group, Inc. 2,257,664
8,620 Ameriprise Financial, Inc. 4,226,731
364 Ameris Bancorp 27,034
3,676 Annaly Capital Management, Inc. 82,195
12,739 Arch Capital Group, Ltd.
a
1,221,925
8,468 Ares Management Corporation 1,368,683
880 Arrow Financial Corporation 27,632
2,303 Artisan Partners Asset
Management, Inc. 93,824
14,650 Associated Banc-Corp 377,384
783 Assurant, Inc. 188,586
696 Assured Guaranty, Ltd. 62,550
7,908 Atlantic Union Bankshares
Corporation 279,152

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.9% Value
Financials  6.5% - continued
1,229 Axis Capital Holdings, Ltd. $ 131,614
147,636 Bank of America Corporation 8,119,980
292 Bank of N.T. Butterfield & Son, Ltd. 14,547
30,255 Bank of New York Mellon
Corporation 3,512,303
757 Bank OZK 34,837
1,003 BankFinancial Corporation 12,036
80 BankUnited, Inc. 3,566
722 Bankwell Financial Group, Inc. 33,082
737 Banner Corporation 46,180
1,155 Bar Harbor Bankshares 35,863
618 BCB Bancorp, Inc. 4,987
6,238 Beacon Financial Corporation 164,496
9,328 Berkshire Hathaway, Inc.
a
4,688,719
1,086 BlackRock, Inc. 1,162,389
7,156 Blue Owl Capital, Inc. 106,911
295 Bread Financial Holdings, Inc. 21,839
12,936 Bridgewater Bancshares, Inc.
a
226,768
471 Brown & Brown, Inc. 37,539
369 Burke & Herbert Financial Services
Corporation 22,992
1,769 Business First Bancshares, Inc. 46,242
6,572 Byline Bancorp, Inc. 191,574
297 C&F Financial Corporation 21,559
1,448 Cadence Bank 62,032
155 Camden National Corporation 6,724
877 Capital City Bank Group, Inc. 37,334
25,207 Capital One Financial Corporation 6,109,169
7,629 Capitol Federal Financial, Inc. 51,953
773 Carlyle Group, Inc. 45,692
118 Cathay General Bancorp 5,710
3,714 Central Pacific Financial
Corporation 115,728
67,271 Charles Schwab Corporation 6,721,046
1,291 ChoiceOne Financial Services, Inc. 38,110
10,250 Chubb, Ltd. 3,199,230
991 Cincinnati Financial Corporation 161,850
4,542 Citigroup, Inc. 530,006
1,021 Citizens Financial Group, Inc. 59,637
1,818 Civista Bancshares, Inc. 40,396
581 CNB Financial Corporation 15,205
3,544 CNO Financial Group, Inc. 150,514
515 Coinbase Global, Inc.
a
116,462
617 Colony Bankcorp, Inc. 10,995
2,519 Columbia Banking System, Inc. 70,406
1,227 Commerce Bancshares, Inc. 64,221
98 Community Financial System, Inc. 5,629
3,500 Community Trust Bancorp, Inc. 197,750
529 Community West Bancshares 11,902
4,461 ConnectOne Bancorp, Inc. 116,967
519 Cullen/Frost Bankers, Inc. 65,721
2,815 Customers Bancorp, Inc.
a
205,833
7,253 Donnelley Financial Solutions, Inc.
a
338,643
2,484 Dynex Capital, Inc. 34,801
1,664 East West Bancorp, Inc. 187,017
980 Eastern Bankshares, Inc. 18,061
1,344 Enact Holdings, Inc. 53,276
4,454 Enova International, Inc.
a
700,169
4,583 Enterprise Financial Services
Corporation 247,482
2,069 Equitable Holdings, Inc. 98,588
2,859 Essent Group, Ltd. 185,864
477 Euronet Worldwide, Inc.
a
36,304
783 Evercore, Inc. 266,416
2,487 F.N.B. Corporation 42,528
Shares Common Stock  45.9% Value
Financials  6.5% - continued
131 FactSet Research Systems, Inc. $ 38,015
2,640 Farmers National Banc
Corporation 35,165
2,182 Federal Agricultural Mortgage
Corporation 383,094
3,112 Federated Hermes, Inc. 162,042
2,510 Fidelity National Information
Services, Inc. 166,815
4,226 Fifth Third Bancorp 197,819
3,716 Financial Institutions, Inc. 115,828
2,038 First American Financial
Corporation 125,215
17,784 First Bancorp/Puerto Rico 368,662
718 First Bank/Hamilton, NJ 11,818
1,141 First Citizens BancShares, Inc./NC 2,448,791
4,150 First Financial Bancorp 103,833
436 First Financial Bankshares, Inc. 13,023
1,924 First Financial Corporation 116,248
177 First Hawaiian, Inc. 4,478
5,101 First Horizon Corporation 121,914
518 First Internet Bancorp 10,811
1,701 First Merchants Corporation 63,753
1,919 First Mid-Illinois Bancshares, Inc. 74,841
560 FirstCash Holdings, Inc. 89,253
3,804 Fiserv, Inc.
a
255,515
889 Flagstar Bank NA 11,192
1,800 Flushing Financial Corporation 27,306
809 Flywire Corporation
a
11,455
3,310 Franklin Resources, Inc. 79,076
4,301 Fulton Financial Corporation 83,138
3,410 Genworth Financial, Inc.
a
30,792
5,669 Glacier Bancorp, Inc. 249,719
466 Global Life, Inc. 65,175
580 Global Payments, Inc. 44,892
3,252 Great Southern Bancorp, Inc. 200,193
1,396 Hamilton Lane, Inc. 187,497
536 Hancock Whitney Corporation 34,132
5,120 Hanmi Financial Corporation 138,394
252 Hanover Insurance Group, Inc. 46,058
3,156 Hartford Insurance Group, Inc. 434,897
747 HBT Financial, Inc. 19,310
2,107 Heritage Financial Corporation 49,831
3,674 Hilltop Holdings, Inc. 124,696
324 Home Bancorp, Inc. 18,727
1,149 Home BancShares, Inc. 31,919
2,795 Hometrust Bancshares, Inc. 120,017
2,300 Horizon Bancorp, Inc. 39,008
13,811 Houlihan Lokey, Inc. 2,405,738
4,069 Huntington Bancshares, Inc./OH 70,597
43 Independent Bank Corporation/MA 3,142
2,285 Independent Bank Corporation/MI 74,331
26,219 Intercontinental Exchange, Inc. 4,246,429
21,453 Invesco, Ltd. 563,570
99 Jack Henry & Associates, Inc. 18,066
1,286 Jackson Financial, Inc. 137,152
618 Jefferies Financial Group, Inc. 38,297
49,550 JPMorgan Chase & Company 15,966,001
6,330 Kearny Financial Corporation/MD 46,905
1,576 KeyCorp 32,529
1,707 Ladder Capital Corporation 18,760
3,012 Lazard, Inc. 146,263
1,864 LendingClub Corporation
a
35,304
1,970 Lincoln National Corporation 87,724
265 Loews Corporation 27,907
1,269 M&T Bank Corporation 255,678

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.9% Value
Financials  6.5% - continued
589 MarketAxess Holdings, Inc. $ 106,756
4,609 Marsh & McLennan Companies,
Inc. 855,062
5,290 Mastercard, Inc. 3,019,955
1,967 Mercantile Bank Corporation 94,613
30,586 MetLife, Inc. 2,414,459
30,921 MGIC Investment Corporation 903,512
2,326 Moody's Corporation 1,188,237
39,632 Morgan Stanley 7,035,869
2,696 Morningstar, Inc. 585,868
381 MSCI, Inc. 218,591
18,202 Nasdaq, Inc. 1,767,960
1,478 National Bank Holdings
Corporation 56,179
1,900 NBT Bancorp, Inc. 78,888
7,317 NMI Holdings, Inc.
a
298,460
158 Northeast Bank 16,421
1,720 Northeast Community Bancorp,
Inc. 38,889
2,201 Northern Trust Corporation 300,635
3,478 Northfield Bancorp, Inc. 39,754
15,242 Northwest Bancshares, Inc. 182,904
4,405 OFG Bancorp 180,517
53,386 Old National Bancorp 1,191,042
27,880 Old Republic International
Corporation 1,272,443
9,100 Old Second Bancorp, Inc. 177,450
3,683 OneMain Holdings, Inc. 248,787
1,434 Orange County Bancorp, Inc. 40,941
1,114 Origin Bancorp, Inc. 41,898
4,204 Orrstown Financial Services, Inc. 148,906
413 Palomar Holdings, Inc.
a
55,656
21 Park National Corporation 3,196
431 Parke Bancorp, Inc. 10,792
672 Paymentus Holdings, Inc.
a
21,228
1,617 PCB Bancorp 35,008
1,510 Peoples Bancorp, Inc./OH 45,345
799 Peoples Financial Services
Corporation 38,919
1,979 Pinnacle Financial Partners, Inc. 188,816
198 Piper Sandler Companies 67,263
274 PNC Financial Services Group,
Inc. 57,192
3,838 Popular, Inc. 477,908
1,190 Principal Financial Group, Inc. 104,970
3,451 Progressive Corporation 785,862
715 Prosperity Bancshares, Inc. 49,414
1,405 Provident Financial Services, Inc. 27,749
1,884 Prudential Financial, Inc. 212,666
4,669 Radian Group, Inc. 168,037
828 Raymond James Financial, Inc. 132,969
2,343 Regions Financial Corporation 63,495
800 Reinsurance Group of America,
Inc. 162,768
792 RenaissanceRe Holdings, Ltd. 222,679
261 Renasant Corporation 9,192
8,300 Rithm Capital Corporation 90,470
6,365 RLI Corporation 407,233
48,460 Robinhood Markets, Inc.
a
5,480,826
1,181 S&P Global, Inc. 617,179
19,188 SEI Investments Company 1,573,800
364 Selective Insurance Group, Inc. 30,456
174 ServisFirst Bancshares, Inc. 12,491
3,032 Shore Bancshares, Inc. 53,606
452 Sierra Bancorp 14,771
Shares Common Stock  45.9% Value
Financials  6.5% - continued
3,792 Simmons First National
Corporation $ 71,479
2,180 South Plains Financial, Inc. 84,584
1,505 Southern Missouri Bancorp, Inc. 88,976
5,748 SouthState Bank Corporation 540,944
932 Starwood Property Trust, Inc. 16,785
529 State Street Corporation 68,246
1,363 StepStone Group, Inc. 87,464
4,210 Stifel Financial Corporation 527,176
10,322 Stock Yards Bancorp, Inc. 670,414
139 StoneX Group, Inc.
a
13,223
440 Synchrony Financial 36,709
2,490 Synovus Financial Corporation 124,624
176 Texas Capital Bancshares, Inc.
a
15,935
1,626 Third Coast Bancshares, Inc.
a
61,804
19,246 Toast, Inc.
a
683,425
1,007 Tompkins Financial Corporation 73,028
2,042 Towne Bank/Portsmouth, VA 68,142
5,325 TPG RE Finance Trust, Inc. 45,848
534 TPG, Inc. 34,091
7,989 Tradeweb Markets, Inc. 859,137
26,841 Triumph Financial, Inc.
a
1,681,052
1,588 U.S. Bancorp 84,736
690 UMB Financial Corporation 79,378
1,022 United Bankshares, Inc. 39,245
2,685 United Community Banks, Inc. 83,826
751 Unity Bancorp, Inc. 38,842
1,633 Univest Financial Corporation 53,464
3,429 Unum Group 265,747
3,219 Valley National Bancorp 37,598
1,463 Virtu Financial, Inc. 48,747
49,533 Visa, Inc. 17,371,718
1,576 Washington Trust Bancorp, Inc. 46,571
1,615 Webster Financial Corporation 101,648
106,346 Wells Fargo & Company 9,911,447
8,817 WesBanco, Inc. 293,077
929 Western Alliance Bancorp 78,101
11,259 Western Union Company 104,821
192 Willis Towers Watson plc 63,091
3,075 Wintrust Financial Corporation 429,946
3,939 WisdomTree, Inc. 48,016
95 WSFS Financial Corporation 5,248
9,765 Zions Bancorp NA 571,643
Total 159,332,630
Health Care  4.9%
2,597 4D Molecular Therapeutics, Inc.
a
19,477
10,499 AbbVie, Inc. 2,398,917
2,487 Adaptive Biotechnologies
Corporation
a
40,389
49,105 ADMA Biologics, Inc.
a
895,675
16,824 Agilent Technologies, Inc. 2,289,242
623 Agios Pharmaceuticals, Inc.
a
16,958
945 Align Technology, Inc.
a
147,562
457 Alkermes plc
a
12,787
2,409 Alnylam Pharmaceuticals, Inc.
a
957,939
15,899 Amgen, Inc. 5,203,902
4,901 Amneal Pharmaceuticals, Inc.
a
61,753
613 ANI Pharmaceuticals, Inc.
a
48,390
849 Anika Therapeutics, Inc.
a
8,159
1,953 Arcus Biosciences, Inc.
a
46,540
959 Argenx SE ADR
a
806,471
446 Artivion, Inc.
a
20,342
1,407 Aurinia Pharmaceuticals, Inc.
a
22,442
9,115 Avantor, Inc.
a
104,458

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.9% Value
Health Care  4.9% - continued
1,088 Azenta, Inc.
a
$ 36,187
984 Biogen, Inc.
a
173,174
18,516 BioMarin Pharmaceutical, Inc.
a
1,100,406
3,455 Bio-Techne Corporation 203,189
24,927 Boston Scientific Corporation
a
2,376,789
5,364 BridgeBio Pharma, Inc.
a
410,292
10,319 Bruker Corporation 486,128
611 Cardinal Health, Inc. 125,560
1,830 CareDx, Inc.
a
34,477
5,404 Cencora, Inc. 1,825,201
1,533 Charles River Laboratories
International, Inc.
a
305,803
11,031 Cigna Group 3,036,062
17,928 Concentra Group Holdings Parent,
Inc. 352,823
4,484 Cooper Companies, Inc.
a
367,509
1,712 CorVel Corporation
a
115,851
29,535 Danaher Corporation 6,761,152
49 DaVita, Inc.
a
5,567
2,925 Denali Therapeutics, Inc.
a
48,292
4,526 Dentsply Sirona, Inc. 51,732
6,231 Dexcom, Inc.
a
413,551
1,080 Doximity, Inc.
a
47,822
2,111 Dyne Therapeutics, Inc.
a
41,291
1,916 Edwards Lifesciences Corporation
a
163,339
9,214 Elanco Animal Health, Inc.
a
208,513
13,593 Eli Lilly & Company 14,608,125
2,760 Enanta Pharmaceuticals, Inc.
a
43,525
19,042 Encompass Health Corporation 2,021,118
1,591 Exelixis, Inc.
a
69,734
2,300 Fate Therapeutics, Inc.
a
2,260
5,240 Fortrea Holdings, Inc.
a
90,390
1,257 GE HealthCare Technologies, Inc. 103,099
25,861 Gilead Sciences, Inc. 3,174,179
1,274 Globus Medical, Inc.
a
111,233
10,056 GoodRx Holdings, Inc.
a
27,252
5,754 Guardant Health, Inc.
a
587,714
15,635 HealthEquity, Inc.
a
1,432,322
1,511 Henry Schein, Inc.
a
114,201
145 Humana, Inc. 37,139
7,160 ICON plc
a
1,304,695
1,684 ICU Medical, Inc.
a
240,256
4,165 IDEXX Laboratories, Inc.
a
2,817,747
2,977 Illumina, Inc.
a
390,463
5,066 Incyte Corporation
a
500,369
2,608 Indivior plc
a
93,575
38 Insmed, Inc.
a
6,614
819 Inspire Medical Systems, Inc.
a
75,536
1,826 Insulet Corporation
a
519,022
12,825 Intuitive Surgical, Inc.
a
7,263,567
892 Ionis Pharmaceuticals, Inc.
a
70,566
1,019 IQVIA Holding, Inc.
a
229,693
594 Jazz Pharmaceuticals, Inc.
a
100,980
34,370 Johnson & Johnson 7,112,871
12,217 Labcorp Holdings, Inc. 3,065,001
6,705 LeMaitre Vascular, Inc. 543,776
2,750 Medpace Holdings, Inc.
a
1,544,538
28,923 Medtronic plc 2,778,343
55,848 Merck & Company, Inc. 5,878,560
11,710 Merit Medical Systems, Inc.
a
1,032,119
272 Mettler-Toledo International, Inc.
a
379,220
3,760 Mirum Pharmaceuticals, Inc.
a
297,002
1,672 Myriad Genetics, Inc.
a
10,283
5,055 Natera, Inc.
a
1,158,050
2,329 Neurocrine Biosciences, Inc.
a
330,322
Shares Common Stock  45.9% Value
Health Care  4.9% - continued
358 Option Care Health, Inc.
a
$ 11,406
6,964 Penumbra, Inc.
a
2,165,177
14,754 Pfizer, Inc. 367,375
595 Prestige Consumer Healthcare,
Inc.
a
36,706
10,926 Progyny, Inc.
a
280,580
1,183 QIAGEN NV 53,200
158 Quest Diagnostics, Inc. 27,418
1,792 REGENXBIO, Inc.
a
25,805
10,055 Repligen Corporation
a
1,647,612
155 ResMed, Inc. 37,335
430 Revvity, Inc. 41,603
16,705 Royalty Pharma plc 645,481
54,021 Sanofi SA ADR 2,617,858
1,052 Sotera Health Company
a
18,557
11,202 STERIS plc 2,839,931
31,545 Stevanato Group SPA 634,685
3,947 Stryker Corporation 1,387,252
1,559 Teleflex, Inc. 190,260
1,370 Tenet Healthcare Corporation
a
272,246
1,742 Thermo Fisher Scientific, Inc. 1,009,402
25,744 Twist Bioscience Corporation
a
816,600
5,264 UFP Technologies, Inc.
a
1,168,766
371 United Therapeutics Corporation
a
180,770
7,768 UnitedHealth Group, Inc. 2,564,294
860 Universal Health Services, Inc. 187,497
1,056 Vaxcyte, Inc.
a
48,724
3,997 Veeva Systems, Inc.
a
892,250
13,376 Vericel Corporation
a
481,670
3,185 Vertex Pharmaceuticals, Inc.
a
1,443,952
27,650 Viatris, Inc. 344,243
63 Waters Corporation
a
23,929
25,764 Waystar Holding Corporation
a
843,771
4,694 West Pharmaceutical Services,
Inc. 1,291,507
2,985 Xencor, Inc.
a
45,700
820 Xenon Pharmaceuticals, Inc.
a
36,752
32,081 Zimmer Biomet Holdings, Inc. 2,884,724
6,751 Zoetis, Inc. 849,411
Total 120,372,021
Industrials  4.9%
2,504 A.O. Smith Corporation 167,468
2,742 Acuity, Inc. 987,230
12,317 Advanced Drainage Systems, Inc. 1,783,871
375 AECOM 35,749
206 AGCO Corporation 21,490
465 Alaska Air Group, Inc.
a
23,390
17,254 Alight, Inc. 33,645
1,570 Allegheny Technologies, Inc.
a
180,173
1,832 Allegion plc 291,691
1,338 Allison Transmission Holdings, Inc. 130,990
50,379 Amentum Holdings, Inc.
a
1,460,991
10,182 AMETEK, Inc. 2,090,466
1,841 API Group Corporation
a
70,437
3,716 Applied Industrial Technologies,
Inc. 954,157
715 Arcosa, Inc. 76,019
1,705 Armstrong World Industries, Inc. 325,826
15,618 Atmus Filtration Technologies, Inc. 810,730
7,471 Automatic Data Processing, Inc. 1,921,765
1,908 Axon Enterprise, Inc.
a
1,083,610
230 AZZ, Inc. 24,651
5,853 Badger Infrastructure Solutions,
Ltd. 311,850

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.9% Value
Industrials  4.9% - continued
26,369 Barrett Business Services, Inc. $ 954,822
1,877 Brady Corporation 147,101
77 Brink's Company 8,988
174 Broadridge Financial Solutions,
Inc. 38,832
19,608 BWX Technologies, Inc. 3,389,047
6,192 Casella Waste Systems, Inc.
a
606,445
16,003 Caterpillar, Inc. 9,167,639
13,828 CECO Environmental Corporation
a
827,606
1,876 Cintas Corporation 352,819
4,787 Clean Harbors, Inc.
a
1,122,456
206,992 CNH Industrial NV 1,908,466
10,107 Copart, Inc.
a
395,689
4,149 CRA International, Inc. 832,684
3,002 CSW Industrials, Inc. 881,177
149,616 CSX Corporation 5,423,580
642 Cummins, Inc. 327,709
1,297 Curtiss-Wright Corporation 714,997
66,920 Delta Air Lines, Inc. 4,644,248
3,372 DNOW, Inc.
a
44,679
898 Donaldson Company, Inc. 79,617
96 Dycom Industries, Inc.
a
32,438
2,582 EMCOR Group, Inc. 1,579,642
1,458 Energy Recovery, Inc.
a
19,668
20,646 Enerpac Tool Group Corporation 789,503
1,071 EnerSys 157,169
4,627 EnPro, Inc. 990,780
2,164 ExlService Holdings, Inc.
a
91,840
960 Expeditors International of
Washington, Inc. 143,050
175,334 Fastenal Company 7,036,153
8,191 Federal Signal Corporation 889,461
3,636 Ferguson Enterprises, Inc. 809,483
49,958 Flowserve Corporation 3,466,086
759 Fortive Corporation 41,904
2,105 Fortune Brands Innovations, Inc. 105,292
1,129 Gates Industrial Corporation plc
a
24,240
390 Generac Holdings, Inc.
a
53,184
8,904 General Dynamics Corporation 2,997,621
4,113 General Electric Company 1,266,927
2,076 Genpact, Ltd. 97,115
5,708 Graco, Inc. 467,885
9,052 Great Lakes Dredge & Dock
Corporation
a
118,762
433 Griffon Corporation 31,890
5,334 Helios Technologies, Inc. 285,316
35,808 Hexcel Corporation 2,646,211
764 HNI Corporation 32,119
18,384 Honeywell International, Inc. 3,586,535
9,529 Howmet Aerospace, Inc. 1,953,636
79 Hubbell, Inc. 35,085
2,444 Hudson Technologies, Inc.
a
16,741
145 Huntington Ingalls Industries, Inc. 49,310
6,500 Huron Consulting Group, Inc.
a
1,123,915
3,283 ICF International, Inc. 280,040
503 IDEX Corporation 89,504
724 IES Holdings, Inc.
a
281,650
1,282 Ingersoll Rand, Inc. 101,560
239 Insteel Industries, Inc. 7,569
2,052 ITT Corporation 356,043
15,042 Jacobs Solutions, Inc. 1,992,463
11,908 JB Hunt Transport Services, Inc. 2,314,201
8 Johnson Controls International plc 958
1,066 Kirby Corporation
a
117,452
Shares Common Stock  45.9% Value
Industrials  4.9% - continued
499 Knight-Swift Transportation
Holdings, Inc. $ 26,088
4,736 Korn Ferry 312,671
11,209 L3Harris Technologies, Inc. 3,290,626
956 Leidos Holdings, Inc. 172,462
10,664 Limbach Holdings, Inc.
a
830,192
567 Lincoln Electric Holdings, Inc. 135,876
440 LSI Industries, Inc. 8,061
1,582 Lyft, Inc.
a
30,643
12,390 Masco Corporation 786,269
199 MasTec, Inc.
a
43,257
420 Maximus, Inc. 36,254
1,282 McGrath RentCorp 134,520
932 Middleby Corporation
a
138,560
5,445 Modine Manufacturing Company
a
726,962
5,569 Moog, Inc. 1,356,330
931 Mueller Industries, Inc. 106,879
30,265 Mueller Water Products, Inc. 720,912
2,410 Nextpower, Inc.
a
209,935
69 Nordson Corporation 16,590
40,081 NPK International, Inc.
a
477,766
14,551 nVent Electric plc 1,483,765
4,856 Old Dominion Freight Line, Inc. 761,421
568 Oshkosh Corporation 71,358
5,854 Otis Worldwide Corporation 511,347
605 Owens Corning, Inc. 67,706
8,387 Parker-Hannifin Corporation 7,371,838
1,062 Paychex, Inc. 119,135
178 Paylocity Holding Corporation
a
27,145
4,821 Pentair plc 502,059
2,682 Quanta Services, Inc. 1,131,965
2,753 RBC Bearings, Inc.
a
1,234,528
213 Regal Rexnord Corporation 29,888
2,933 Republic Services, Inc. 621,591
2,770 Robert Half, Inc. 75,233
5,016 Rockwell Automation, Inc. 1,951,575
68 Ryder System, Inc. 13,015
708 Science Applications International
Corporation 71,267
2,290 Sensata Technologies Holding plc 76,234
228 SkyWest, Inc.
a
22,893
2,088 Southwest Airlines Company 86,297
334 SPX Technologies, Inc.
a
66,820
988 SS&C Technologies Holdings, Inc. 86,371
2,336 Stanley Black & Decker, Inc. 173,518
1,981 Sterling Construction Company,
Inc.
a
606,642
679 Textron, Inc. 59,188
1,575 Timken Company 132,505
2,029 Toro Company 159,723
1,172 Trane Technologies plc 456,142
10,822 TransUnion 927,987
680 Trex Company, Inc.
a
23,854
42,926 Uber Technologies, Inc.
a
3,507,483
572 UL Solutions, Inc. 45,108
488 UniFirst Corporation/MA 94,135
3,398 Union Pacific Corporation 786,025
1,357 United Airlines Holdings, Inc.
a
151,740
435 United Rentals, Inc. 352,054
2,108 Upwork, Inc.
a
41,781
8,057 Veralto Corporation 803,927
8,076 Verisk Analytics, Inc. 1,806,520
2,296 Verra Mobility Corporation
a
51,453
6,996 Vertiv Holdings Company 1,133,422
867 Wabtec Corporation 185,061

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.9% Value
Industrials  4.9% - continued
1,673 Waste Management, Inc. $ 367,575
3,126 WESCO International, Inc. 764,745
8,662 Xylem, Inc. 1,179,591
2,196 Zurn Elkay Water Solutions
Corporation 102,092
Total 120,991,776
Information Technology  14.0%
2,621 Adobe, Inc.
a
917,324
19,997 Advanced Micro Devices, Inc.
a
4,282,557
8,441 Agilysys, Inc.
a
1,003,128
1,434 Akamai Technologies, Inc.
a
125,116
951 Ambarella, Inc.
a
67,369
2,652 Amkor Technology, Inc. 104,701
34,854 Amphenol Corporation 4,710,170
3,989 Analog Devices, Inc. 1,081,817
168,875 Apple, Inc. 45,910,357
4,511 Applied Materials, Inc. 1,159,282
9,345 AppLovin Corporation
a
6,296,848
22,390 Arista Networks, Inc.
a
2,933,762
269 Arrow Electronics, Inc.
a
29,638
2,965 ASGN, Inc.
a
142,824
121 Astera Labs, Inc.
a
20,130
9,096 Autodesk, Inc.
a
2,692,507
6,084 Bel Fuse, Inc. 1,032,029
677 Blackbaud, Inc.
a
42,868
6,595 BlackLine, Inc.
a
364,638
66,536 Broadcom, Inc. 23,028,110
2,195 Cadence Design Systems, Inc.
a
686,113
150 Calix, Inc.
a
7,939
324 Ciena Corporation
a
75,774
1,216 Cirrus Logic, Inc.
a
144,096
67,862 Cisco Systems, Inc. 5,227,410
3,280 Cloudflare, Inc.
a
646,652
20,948 Cognex Corporation 753,709
1,899 Cognizant Technology Solutions
Corporation 157,617
5,667 Coherent Corporation
a
1,045,958
4,273 CommScope Holding Company,
Inc.
a
77,469
477 CommVault Systems, Inc.
a
59,797
45,335 CompoSecure, Inc.
a
874,059
3,995 Corning, Inc. 349,802
5,148 Crane NXT Company 242,316
154 Credo Technology Group Holding,
Ltd.
a
22,159
89 CTS Corporation 3,815
2,412 CyberArk Software, Ltd.
a
1,075,897
893 Datadog, Inc.
a
121,439
14,029 DigitalOcean Holdings, Inc.
a
675,075
1,619 DocuSign, Inc.
a
110,740
1,013 Dolby Laboratories, Inc. 65,055
5,264 Dropbox, Inc.
a
146,339
25,887 Dynatrace Holdings, LLC
a
1,121,943
3,316 Enphase Energy, Inc.
a
106,278
661 EPAM Systems, Inc.
a
135,426
676 F5, Inc.
a
172,556
3,783 Fabrinet
a
1,722,324
138 First Solar, Inc.
a
36,050
7,669 Flex, Ltd.
a
463,361
21,475 Fortinet, Inc.
a
1,705,330
583 Freshworks, Inc.
a
7,142
2,422 Gen Digital, Inc. 65,854
13,231 Gitlab, Inc.
a
496,559
2,274 GoDaddy, Inc.
a
282,158
Shares Common Stock  45.9% Value
Information Technology  14.0% - continued
10,782 Guidewire Software, Inc.
a
$ 2,167,290
8,504 Hewlett Packard Enterprise
Company 204,266
24,837 I3 Verticals, Inc.
a
625,644
4,036 Impinj, Inc.
a
702,304
1,268 InterDigital, Inc. 403,706
19,715 International Business Machines
Corporation 5,839,780
32 Itron, Inc.
a
2,972
43,898 JFrog, Ltd.
a
2,741,869
4,075 Keysight Technologies, Inc.
a
827,999
639 KLA Corporation 776,436
2,298 Knowles Corporation
a
49,246
11,529 Lam Research Corporation 1,973,534
25,246 Lattice Semiconductor
Corporation
a
1,857,601
1,396 Littelfuse, Inc. 353,076
185 Lumentum Holdings, Inc.
a
68,189
196 MACOM Technology Solutions
Holdings, Inc.
a
33,571
204 Manhattan Associates, Inc.
a
35,355
10,940 Marvell Technology, Inc. 929,681
1,561 Microchip Technology, Inc. 99,467
18,261 Micron Technology, Inc. 5,211,872
121,516 Microsoft Corporation 58,767,568
1,069 MKS, Inc. 170,826
3,627 Monday.com, Ltd.
a
535,200
211 MongoDB, Inc.
a
88,555
2,594 Monolithic Power Systems, Inc. 2,351,098
4,327 Motorola Solutions, Inc. 1,658,626
3,608 Napco Security Technologies, Inc. 150,454
3,800 NetApp, Inc. 406,942
20,299 Nokia Oyj ADR 131,335
3,623 Novanta, Inc.
a
431,101
375,542 NVIDIA Corporation 70,038,583
1,901 NXP Semiconductors NV 412,631
1,238 ON Semiconductor Corporation
a
67,038
7,558 Onto Innovation, Inc.
a
1,193,106
27,153 Oracle Corporation 5,292,391
38,355 Palantir Technologies, Inc.
a
6,817,601
21,393 Pegasystems, Inc. 1,277,590
1,554 Plexus Corporation
a
228,438
1,549 PTC, Inc.
a
269,851
236 Q2 Holdings, Inc.
a
17,030
1,008 Qnity Electronics, Inc. 82,303
33,988 Qualcomm, Inc. 5,813,647
6,312 Rambus, Inc.
a
580,010
237 Rapid7, Inc.
a
3,602
182 Roper Industries, Inc. 81,014
2,726 Salesforce, Inc. 722,145
72,353 Samsung Electronics Company,
Ltd. 6,064,259
516 SanDisk Corporation/DE
a
122,488
150 Sanmina Corporation
a
22,510
47,265 ServiceNow, Inc.
a
7,240,525
36,011 Shopify, Inc.
a
5,796,691
7,642 Silicon Laboratories, Inc.
a
998,809
3,121 Skyworks Solutions, Inc. 197,903
5,049 Snowflake, Inc.
a
1,107,549
6,161 Sprout Social, Inc.
a
69,434
2,025 Synopsys, Inc.
a
951,183
34,496 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 10,482,989
25,201 TD SYNNEX Corporation 3,785,946

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.9% Value
Information Technology  14.0% - continued
4,709 TE Connectivity plc $ 1,071,345
518 Teledyne Technologies, Inc.
a
264,558
1,022 Tenable Holdings, Inc.
a
24,048
5,900 Teradyne, Inc. 1,142,004
5,664 Texas Instruments, Inc. 982,647
22,185 Trimble, Inc.
a
1,738,195
9,797 TTM Technologies, Inc.
a
675,993
124 Twilio, Inc.
a
17,638
2,714 Tyler Technologies, Inc.
a
1,232,020
2,208 Unity Software, Inc.
a
97,527
777 Varonis Systems, Inc.
a
25,486
3,355 VeriSign, Inc. 815,097
20,039 Vontier Corporation 745,050
5,925 Western Digital Corporation 1,020,700
1,788 Zebra Technologies Corporation
a
434,162
1,314 Zoom Communications, Inc.
a
113,385
241 Zscaler, Inc.
a
54,206
Total 344,616,276
Materials  1.1%
147 Air Products and Chemicals, Inc. 36,312
685 Albemarle Corporation 96,886
2,687 Alcoa Corporation 142,787
37,851 Amcor plc 315,677
969 AngloGold Ashanti plc 82,636
1,098 AptarGroup, Inc. 133,912
5,653 Ashland, Inc. 331,662
1,330 Avery Dennison Corporation 241,900
2,782 Avient Corporation 86,910
44,511 Axalta Coating Systems, Ltd.
a
1,438,150
3,465 Balchem Corporation 531,392
2,886 Ball Corporation 152,871
309 Celanese Corporation 13,065
53,981 CF Industries Holdings, Inc. 4,174,891
5,014 Coeur Mining, Inc.
a
89,400
1,276 Commercial Metals Company 88,325
23,730 Constellium SE
a
447,311
3,778 Corteva, Inc. 253,239
22,533 Crown Holdings, Inc. 2,320,223
4,605 DuPont de Nemours, Inc. 185,121
14,124 Eastman Chemical Company 901,535
6,903 Ecolab, Inc. 1,812,176
16,279 Element Solutions, Inc. 406,812
13,485 Freeport-McMoRan, Inc. 684,903
5,390 Greif, Inc. 364,903
4,712 Hecla Mining Company 90,423
10,898 Huntsman Corporation 108,980
972 Ingevity Corporation
a
57,523
554 International Flavors & Fragrances,
Inc. 37,334
39,256 Ivanhoe Mines, Ltd.
a
446,458
658 Kaiser Aluminum Corporation 75,578
4,592 Linde plc 1,957,983
2,181 Louisiana-Pacific Corporation 176,138
1,836 Martin Marietta Materials, Inc. 1,143,204
895 Minerals Technologies, Inc. 54,550
8,287 Mosaic Company 199,634
35 NewMarket Corporation 24,054
8,750 Newmont Corporation 873,687
25,176 Nucor Corporation 4,106,457
1,475 O-I Glass, Inc.
a
21,771
7,397 Orion SA 39,056
3,434 Packaging Corporation of America 708,194
1,752 PPG Industries, Inc. 179,510
124 Reliance, Inc. 35,820
Shares Common Stock  45.9% Value
Materials  1.1% - continued
1,064 Royal Gold, Inc. $ 236,517
1,022 Scotts Miracle-Gro Company 59,634
609 Sensient Technologies Corporation 57,216
3,388 Smurfit WestRock plc 131,014
25,499 Solstice Advanced Materials, Inc.
a
1,238,741
1,617 Sonoco Products Company 70,566
1,254 Steel Dynamics, Inc. 212,490
531 Stepan Company 25,148
1,033 Vulcan Materials Company 294,632
Total 27,995,311
Real Estate  1.0%
2,073 Agree Realty Corporation 149,318
1,554 Alpine Income Property Trust, Inc. 25,983
3,318 Americold Realty Trust, Inc. 42,670
4,703 AvalonBay Communities, Inc. 852,701
10,259 Brixmor Property Group, Inc. 268,991
781 Broadstone Net Lease, Inc. 13,566
1,400 CareTrust REIT, Inc. 50,624
23,866 CBRE Group, Inc.
a
3,837,414
5,575 Colliers International Group, Inc. 819,581
1,780 Compass, Inc.
a
18,815
11,456 CoStar Group, Inc.
a
770,301
6,952 Cousins Properties, Inc. 179,223
34,280 Crown Castle, Inc. 3,046,464
3,055 Curbline Properties Corporation 70,907
1,120 Cushman & Wakefield, Ltd.
a
18,133
1,694 Digital Realty Trust, Inc. 262,079
10,105 Easterly Government Properties,
Inc. 214,125
9,843 EPR Properties 491,166
3,435 Equity Lifestyle Properties, Inc. 208,195
53,352 Essential Properties Realty Trust,
Inc. 1,582,420
225 Essex Property Trust, Inc. 58,878
694 Extra Space Storage, Inc. 90,373
526 Federal Realty Investment Trust 53,021
5,061 First Industrial Realty Trust, Inc. 289,843
3,971 Getty Realty Corporation 108,686
557 Global Net Lease, Inc. 4,790
122,308 Healthcare Realty Trust, Inc. 2,073,121
50,718 Host Hotels & Resorts, Inc. 899,230
355 Howard Hughes Holdings, Inc.
a
28,318
7,286 Independence Realty Trust, Inc. 127,359
24,352 Industrial Logistics Properties Trust 134,910
9,115 Innovative Industrial Properties,
Inc. 431,686
6,464 InvenTrust Properties Corporation 182,349
3,054 Iron Mountain, Inc. 253,329
1,180 Jones Lang LaSalle, Inc.
a
397,035
2,098 Kimco Realty Corporation 42,526
107 Lamar Advertising Company 13,544
3,176 Macerich Company 58,629
5,088 Medical Properties Trust, Inc. 25,440
43,650 Millrose Properties, Inc. 1,303,826
181 National Health Investors, Inc. 13,823
5,168 NetSTREIT Corporation 91,164
417 NNN REIT, Inc. 16,526
324 Omega Healthcare Investors, Inc. 14,366
14,273 Outfront Media, Inc. 343,979
6,883 Park Hotels & Resorts, Inc. 71,996
2,392 Peakstone Realty Trust 34,325
6,286 Pebblebrook Hotel Trust 71,158
1,440 Postal Realty Trust, Inc. 23,242
445 RE/MAX Holdings, Inc.
a
3,378

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.9% Value
Real Estate  1.0% - continued
723 Regency Centers Corporation $ 49,909
1,263 Rexford Industrial Realty, Inc. 48,903
7,753 RLJ Lodging Trust 57,760
647 Ryman Hospitality Properties 61,219
26,897 Sabra Health Care REIT, Inc. 509,429
13,097 Safehold, Inc. 179,298
484 SBA Communications Corporation 93,620
26,516 Sila Realty Trust, Inc. 618,088
141 Simon Property Group, Inc. 26,101
5,769 STAG Industrial, Inc. 212,068
6,406 Summit Hotel Properties, Inc. 31,197
46,201 Tanger, Inc. 1,541,727
14,095 Terreno Realty Corporation 827,517
970 Ventas, Inc. 75,059
2,341 VICI Properties, Inc. 65,829
1,709 Xenia Hotels & Resorts, Inc. 24,165
440 Zillow Group, Inc., Class A
a
30,021
2,341 Zillow Group, Inc., Class C
a
159,703
Total 24,795,139
Utilities  1.1%
57,867 AES Corporation 829,813
1,526 Alliant Energy Corporation 99,205
2,318 American States Water Company 168,009
1,515 American Water Works Company,
Inc. 197,708
438 Artesian Resources Corporation 13,845
582 Avista Corporation 22,430
2,566 Black Hills Corporation 178,132
242 California Water Service Group 10,486
2,625 CenterPoint Energy, Inc. 100,643
6,953 Clearway Energy, Inc., Class A 218,463
7,089 Clearway Energy, Inc., Class C 235,780
624 Consolidated Edison, Inc. 61,976
9,001 Constellation Energy Corporation 3,179,783
257 DTE Energy Company 33,148
32,422 Duke Energy Corporation 3,800,183
33,514 Edison International 2,011,510
52,194 Entergy Corporation 4,824,291
24,644 Evergy, Inc. 1,786,444
3,769 Eversource Energy 253,767
5,443 Exelon Corporation 237,260
2,451 FirstEnergy Corporation 109,731
708 Middlesex Water Company 35,697
406 National Fuel Gas Company 32,504
6,612 New Jersey Resources
Corporation 304,946
2,394 NiSource, Inc. 99,974
2,830 Northwestern Energy Group, Inc. 182,648
112 OGE Energy Corporation 4,782
1,251 Otter Tail Corporation 101,093
43,389 PG&E Corporation 697,261
472 Pinnacle West Capital Corporation 41,866
39,608 Portland General Electric
Company 1,900,788
3,808 Spire, Inc. 314,922
62,368 UGI Corporation 2,334,434
1,667 Unitil Corporation 80,750
20,104 Vistra Energy Corporation 3,243,378
Shares Common Stock  45.9% Value
Utilities  1.1% - continued
2,298 XPLR Infrastructure, LP
a
$ 22,980
Total 27,770,630
Total Common Stock
(cost $744,221,596) 1,131,191,565
Shares
Registered Investment
Companies   36.5% Value
U.S. Affiliated   35.9%
5,417,611 Thrivent Core Emerging Markets
Equity Fund 64,957,151
5,853,663 Thrivent Core International Equity
Fund 71,765,905
6,818,695 Thrivent Global Stock Portfolio 110,560,364
16,337,522 Thrivent International Equity
Portfolio 200,351,930
940,253 Thrivent International Index
Portfolio 16,125,993
5,850,447 Thrivent Large Cap Value Portfolio 143,221,872
6,535,728 Thrivent Mid Cap Stock Portfolio 129,231,607
2,986,154 Thrivent Mid Cap Value ETF 45,143,780
4,701,556 Thrivent Small Cap Stock Portfolio 88,519,015
602,707 Thrivent Small Cap Value ETF 16,015,793
Total 885,893,410
U.S. Unaffiliated   0.6%
5,054 Invesco QQQ Trust Series 1 3,104,723
4,042 iShares Biotechnology ETF 682,168
1,235 iShares Semiconductor ETF 371,920
10,828 SPDR S&P 500 ETF Trust 7,383,830
2,270 State Street Health Care Select
Sector SPDR ETF 351,396
11,689 State Street SPDR S&P Biotech
ETF 1,425,240
2,166 VanEck Semiconductor ETF 780,042
Total 14,099,319
Total Registered Investment
Companies (cost $709,136,431) 899,992,729
Principal
Amount Long-Term Fixed Income 2.9% Value
Mortgage-Backed Securities  1.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 436,986 2.000%,  5/1/2051 358,677
855,737 2.500%,  5/1/2051 733,468
426,381 3.500%,  5/1/2052 397,234
395,034 4.000%,  5/1/2052 378,576
128,248 5.000%,  7/1/2053 129,065
840,770 5.500%,  7/1/2053 861,847
721,727 5.000%,  8/1/2053 728,350
1,635,193 5.500%,  9/1/2053 1,683,316
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
127,655 2.500%,  7/1/2030 124,244
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
469,873 3.000%,  8/1/2038 448,334
425,285 3.500%,  5/1/2040 406,985
406,476 2.500%,  4/1/2042 365,079

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  2.9% Value
Mortgage-Backed Securities  1.5% - continued
$ 1,679,337 5.000%,  10/1/2045 $ 1,689,187
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
812,272 3.000%,  1/1/2052 724,833
88,325 2.000%,  2/1/2051 72,497
132,744 2.000%,  2/1/2051 108,955
643,903 2.500%,  2/1/2051 555,496
473,093 2.500%,  2/1/2051 401,349
1,394,783 5.500%,  2/1/2055 1,428,303
1,169,476 2.000%,  3/1/2051 953,061
1,396,706 4.000%,  3/1/2051 1,347,335
249,238 2.000%,  3/1/2052 205,021
908,399 3.000%,  3/1/2052 811,172
559,638 3.000%,  4/1/2051 495,951
576,508 5.500%,  4/1/2054 592,531
553,661 3.000%,  5/1/2050 491,042
180,896 2.000%,  5/1/2051 147,713
410,908 3.000%,  5/1/2051 372,257
1,134,429 2.000%,  6/1/2050 927,331
339,838 3.000%,  6/1/2050 308,728
350,587 4.000%,  6/1/2052 334,557
108,319 5.000%,  6/1/2053 109,157
665,221 2.500%,  7/1/2051 573,755
282,761 3.500%,  7/1/2051 264,445
1,028,510 4.000%,  7/1/2052 981,485
299,006 3.500%,  8/1/2050 280,711
3,411,129 2.500%,  8/1/2051 2,899,402
410,251 3.500%,  8/1/2052 380,208
2,892,458 4.500%,  8/1/2052 2,838,898
977,917 5.000%,  8/1/2053 985,183
932,943 6.000%,  8/1/2054 981,425
122,394 3.500%,  9/1/2052 114,018
151,735 3.500%,  9/1/2052 141,808
738,461 5.000%,  9/1/2052 744,634
773,214 4.500%,  9/1/2053 762,448
2,228,831 4.500%,  9/1/2053 2,193,948
646,065 4.000%,  10/1/2052 619,205
178,533 2.000%,  11/1/2051 146,535
144,718 3.500%,  11/1/2052 135,452
724,238 2.000%,  12/1/2050 594,600
748,703 2.500%,  12/1/2051 643,048
350,804 4.500%,  12/1/2052 345,803
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
467,173 2.500%,  3/1/2062 384,672
150,248 3.500%,  7/1/2061 136,519
327,801 4.000%,  12/1/2061 308,794
Total 36,148,647
U.S. Government & Agencies  1.4%
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 987,000
1,950,000 4.000%,  11/15/2052 1,690,939
3,030,000 1.375%,  11/15/2040 1,966,659
120,000 3.000%,  5/15/2042 96,567
2,413,000 2.500%,  5/15/2046 1,673,642
U.S. Treasury Notes
2,000,000 4.375%,  7/31/2026 2,009,329
2,200,000 3.875%,  5/31/2027 2,211,258
3,200,000 3.500%,  9/30/2027 3,200,625
920,000 2.250%,  11/15/2027 899,587
Principal
Amount Long-Term Fixed Income  2.9% Value
U.S. Government & Agencies  1.4% - continued
$ 300,000 0.750%,  1/31/2028 $ 283,652
1,700,000 3.625%,  3/31/2028 1,704,516
4,000,000 2.875%,  5/15/2028 3,942,969
4,200,000 4.375%,  8/31/2028 4,288,758
1,600,000 4.125%,  3/31/2029 1,626,500
5,900,000 3.625%,  9/30/2030 5,877,184
125,000 0.875%,  11/15/2030 109,272
2,500,000 2.875%,  5/15/2032 2,357,227
500,000 3.375%,  5/15/2033 480,684
Total 35,406,368
Total Long-Term Fixed Income
(cost $74,061,685) 71,555,015
Shares
b
Private Equity Funds 2.5% Value
Secondary  2.5%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,c
8,572,919
__ ASF IX, LP
*,a,c
7,549,698
__ ASF VIII Sidecar (Cayman), LP
*,a,c
1,749,374
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,c
7,285,121
__ LCP X (Offshore), LP
*,a,c
18,468,119
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,c
17,739,041
Total 61,364,272
Total Private Equity Funds
(cost $47,414,028) 61,364,272
Shares or
Principal
Amount Short-Term Investments 12.2% Value
Federal Home Loan Bank Discount
Notes
300,000 3.855%, 1/2/2026
d,e
299,942
200,000 3.868%, 1/9/2026
d,e
199,825
300,000 3.650%, 1/23/2026
d,e
299,327
200,000 3.646%, 1/30/2026
d,e
199,415
100,000 3.790%, 2/11/2026
d,e
99,589
4,200,000 3.576%, 2/20/2026
d,e
4,179,026
1,700,000 3.788%, 2/27/2026
d,e
1,690,345
1,300,000 3.570%, 3/20/2026
d,e
1,289,958
Federal Home Loan Mortgage
Corporation Discount Notes
7,000,000 3.790%, 1/26/2026
d,e
6,982,255
200,000 3.780%, 2/2/2026
d,e
199,354
2,800,000 3.576%, 3/9/2026
d,e
2,781,383
5,000,000 3.565%, 3/23/2026
d,e
4,959,911
Federal National Mortgage
Association Discount Notes
7,700,000 3.619%, 3/2/2026
d,e
7,654,074
4,600,000 3.538%, 3/18/2026
d,e
4,565,367
State Street Institutional U.S.
Government Money Market
Fund
125,174,871 3.740%
d
125,174,870

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  12.2% Value
Thrivent Core Short-Term Reserve
Fund
14,149,311 4.050% $ 141,493,112
Total Short-Term Investments
(cost $301,991,131) 302,067,753
Total Investments (cost
$1,876,824,871) 100.0% $2,466,171,334
Other Assets and Liabilities, Net
(<0.1%) (1,005,915)
Total Net Assets 100.0% $2,465,165,419
a Non-income producing security.
b Private equity fund partnerships do not issue shares.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of December 31, 2025
was $61,364,272 or 2.49% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 6,656,205
ASF IX, LP  3/18/2024 6,284,485
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,457,619
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 5,360,000
LCP X (Offshore), LP  10/25/2023 13,401,678
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 14,254,041
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 597,969,165
Gross unrealized depreciation (30,445,610)
Net unrealized appreciation (depreciation) $ 567,523,555
Cost for federal income tax purposes $ 1,894,561,917

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 116,726,709 115,492,408 1,234,301 –
Consumer Discretionary 122,578,017 122,578,017 – –
Consumer Staples 32,610,584 32,610,584 – –
Energy 33,402,472 33,402,472 – –
Financials 159,332,630 159,332,630 – –
Health Care 120,372,021 120,372,021 – –
Industrials 120,991,776 120,679,926 311,850 –
Information Technology 344,616,276 338,552,017 6,064,259 –
Materials 27,995,311 27,548,853 446,458 –
Real Estate 24,795,139 24,795,139 – –
Utilities 27,770,630 27,770,630 – –
Registered Investment Companies
U.S. Affiliated 749,170,354 749,170,354 – –
U.S. Unaffiliated 14,099,319 14,099,319 – –
Long-Term Fixed Income
Mortgage-Backed Securities 36,148,647 – 36,148,647 –
U.S. Government & Agencies 35,406,368 – 35,406,368 –
Private Equity Funds
Secondary 61,364,272 – – 61,364,272
Short-Term Investments 160,574,641 125,174,870 35,399,771 –
Subtotal Investments in Securities $2,187,955,166 $2,011,579,240 $115,011,654 $61,364,272
Other Investments  * Total
Affiliated Short-Term Investments 141,493,112
U.S. Affiliated Registered Investment Cos. 136,723,056
Subtotal Other Investments $278,216,168
Total Investments at Value $2,466,171,334
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,842,777 2,842,777 – –
Total Asset Derivatives $2,842,777 $2,842,777 $– $–
Liability Derivatives
Futures Contracts 6,928,639 6,572,601 356,038 –
Total Liability Derivatives $6,928,639 $6,572,601 $356,038 $–

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
12/31/2025
Private Equity Funds
 Secondary $35,512,014 $- $8,379,311 $25,950,300 $(8,477,353) $- $- $61,364,272
Total  $35,512,014 $- $8,379,311 $25,950,300 $(8,477,353) $- $- $61,364,272
 Investments in Securities
Ending
Value   12/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $6 1,364,272
Adjusted reported investment
of net asset value Fair Value adjustment ** N/A
Total  $6 1,364,272
The following table presents Aggressive Allocation Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$35,749,771 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 40 March 2026 $ 4,528,235 ( $ 30,735)
CBOT 5-Yr. U.S. Treasury Note 30 March 2026 3,291,405 (12,264)
CME E-mini Russell 2000 Index 19 March 2026 2,476,942 (103,842)
CME E-mini S&P 500 Index 1,504 March 2026 523,890,707 (5,574,706)
CME E-mini S&P Mid-Cap 400 Index 7 March 2026 2,391,765 (64,125)
Ultra 10-Yr. U.S. Treasury Note 4 March 2026 463,292 (3,230)
Total Futures Long Contracts $ 537,042,346 ( $ 5,788,902)
CBOT U.S. Long Bond (9) March 2026 ( $ 1,034,162) ( $ 6,182)
CME E-mini Russell 2000 Index (158) March 2026 (20,647,094) 912,894
CME E-mini S&P Mid-Cap 400 Index (253) March 2026 (86,057,443) 1,929,883
CME Euro Foreign Exchange Currency (112) March 2026 (16,355,733) (136,267)
Eurex Euro STOXX 50 Index (399) March 2026 (26,957,634) (356,038)
ICE mini MSCI EAFE Index (451) March 2026 (65,115,019) (327,336)
ICE US mini MSCI Emerging Markets Index (560) March 2026 (39,205,287) (313,914)
Total Futures Short Contracts ( $ 255,372,372) $1,703,040
Total Futures Contracts $ 281,669,974 ($4,085,862)

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,842,777
Total Equity Contracts 2,842,777
Total Asset Derivatives $2,842,777
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 136,267
Total Foreign Exchange Contracts 136,267
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,739,961
Total Equity Contracts 6,739,961
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 52,411
Total Interest Rate Contracts 52,411
Total Liability Derivatives $6,928,639
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 43,124,354
Total Return Swaps Net realized gains/(losses) on Swap agreements (436,563)
Total Equity Contracts
42,687,791
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (2,031,644)
Total Foreign Exchange Contracts (2,031,644)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 367,096
Total Interest Rate Contracts
367,096
Total $41,023,243
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (507,465)
Total Foreign Exchange Contracts (507,465)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 821,571
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 538,015
Total Equity Contracts 1,359,586
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (13,651)
Total Interest Rate Contracts (13,651)
Total $838,470

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $505,282,301
Futures - Short (223,294,461)
Total Return Swaps - Short (317,641)
Interest Rate Contracts
Futures - Long 13,844,030
Futures - Short (38,444)
Foreign Exchange Contracts
Futures - Short (19,513,903)

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $48,667 $2,073 $– $64,957 5,418 2.6%
Core International Equity 54,922 5,968 10 71,766 5,854 2.9
Core Low Volatility Equity 1,650 – 1,802 – – –
Core Mid Cap Value 56,613 – 59,540 – – –
Global Stock 91,511 10,448 – 110,560 6,819 4.5
International Equity 153,089 3,982 – 200,352 16,338 8.1
International Index 12,296 322 – 16,126 940 0.7
Large Cap Value 119,700 17,356 – 143,222 5,850 5.8
Mid Cap Stock 138,467 15,633 15,010 129,232 6,536 5.2
Mid Cap Value ETF
1
– 45,460 – 45,144 2,986 1.8
Small Cap Stock 86,406 5,222 – 88,519 4,702 3.6
Small Cap Value ETF
2
26,888 1,830 11,000 16,016 603 0.7
Total U.S. Affiliated Registered Investment
Companies 790,209 885,894 35.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 267,164 148,273 273,944 141,493 14,149 5.7
Total Affiliated Short-Term Investments 267,164 141,493 5.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,135 203,277 204,412 – – –
Total Collateral Held for Securities Loaned 1,135 – –
Total Value $1,058,508 $1,027,387
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $14,217 $ – $2,074
Core International Equity 0 10,886 3,585 2,383
Core Low Volatility Equity 338 (186) – –
Core Mid Cap Value 9,304 (6,377) – –
Global Stock – 8,601 8,679 1,769
International Equity – 43,281 – 3,981
International Index – 3,508 – 322
Large Cap Value – 6,166 15,341 2,014
Mid Cap Stock (2,138) (7,720) 14,531 1,101
Mid Cap Value ETF
1
– (316) – 54
Small Cap Stock 0 (3,109) 4,728 495
Small Cap Value ETF
2
165 (1,867) 1,483 394
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 6 (6) – 7,575
Total Income/Non Cash Income from Affiliated
Investments $22,162
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $7,675 $67,078 $ 48,347
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

All Cap Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 94.7% Value
Communications Services  9.9%
18,373 Alphabet, Inc., Class A $ 5,750,749
15,610 Alphabet, Inc., Class C 4,898,418
39,122 AT&T, Inc. 971,791
7,811 Match Group, Inc. 252,217
6,772 Meta Platforms, Inc. 4,470,129
25,639 Netflix, Inc.
a
2,403,913
686 New York Times Company 47,622
9,518 News Corporation, Class A 248,610
2,229 T-Mobile US, Inc. 452,576
17,081 Verizon Communications, Inc. 695,709
9,970 Walt Disney Company 1,134,287
Total 21,326,021
Consumer Discretionary  8.7%
75,177 ADT, Inc. 606,678
31,093 Amazon.com, Inc.
a
7,176,886
8,243 Aptiv plc
a
627,210
119 Booking Holdings, Inc. 637,284
101 Carnival Corporation
a
3,085
2,770 Frontdoor, Inc.
a
159,801
10,633 General Motors Company 864,676
5,421 Hilton Worldwide Holdings, Inc. 1,557,182
264 Home Depot, Inc. 90,843
4,909 Laureate Education, Inc.
a
165,286
1,491 McDonald's Corporation 455,694
12,478 O'Reilly Automotive, Inc.
a
1,138,118
8,364 Ross Stores, Inc. 1,506,691
3,916 Tapestry, Inc. 500,347
6,348 Tesla, Inc.
a
2,854,823
2,467 TJX Companies, Inc. 378,956
Total 18,723,560
Consumer Staples  3.1%
11,471 Altria Group, Inc. 661,418
3,025 Colgate-Palmolive Company 239,036
2,740 Costco Wholesale Corporation 2,362,812
3,624 Monster Beverage Corporation
a
277,852
2,616 PepsiCo, Inc. 375,448
4,283 Philip Morris International, Inc. 686,993
11,500 Procter & Gamble Company 1,648,065
4,412 Walmart, Inc. 491,541
Total 6,743,165
Energy  2.3%
23,969 Antero Midstream Corporation 426,409
5,427 Baker Hughes Company 247,146
1,704 Cheniere Energy, Inc. 331,241
9,302 ConocoPhillips 870,760
10,972 Devon Energy Corporation 401,904
7,067 DHT Holdings, Inc. 86,288
4,011 EOG Resources, Inc. 421,195
6,767 Exxon Mobil Corporation 814,341
22,023 Kinder Morgan, Inc. 605,412
11,720 Williams Companies, Inc. 704,489
Total 4,909,185
Financials  12.9%
1,155 Affiliated Managers Group, Inc. 332,963
1,525 Allstate Corporation 317,429
5,912 Amalgamated Financial
Corporation 189,361
1,785 Ameriprise Financial, Inc. 875,257
8,496 Associated Banc-Corp 218,857
Shares Common Stock  94.7% Value
Financials  12.9% - continued
17,992 Bank of America Corporation $ 989,560
3,764 Beacon Financial Corporation 99,257
8,274 Berkshire Hathaway, Inc.
a
4,158,926
961 BlackRock, Inc. 1,028,597
3,103 Byline Bancorp, Inc. 90,452
964 Central Pacific Financial
Corporation 30,038
13,575 Charles Schwab Corporation 1,356,278
186 Chubb, Ltd. 58,054
4,025 Citigroup, Inc. 469,677
2,648 Community Trust Bancorp, Inc. 149,612
1,393 ConnectOne Bancorp, Inc. 36,524
2,174 Customers Bancorp, Inc.
a
158,963
1,163 Financial Institutions, Inc. 36,251
10,819 First Bancorp/Puerto Rico 224,278
385 First Financial Corporation 23,262
818 First Mid-Illinois Bancshares, Inc. 31,902
3,468 Fiserv, Inc.
a
232,946
2,375 Great Southern Bancorp, Inc. 146,205
1,583 Hanmi Financial Corporation 42,788
1,160 Hartford Insurance Group, Inc. 159,848
1,733 Hilltop Holdings, Inc. 58,818
2,518 Hometrust Bancshares, Inc. 108,123
979 Houlihan Lokey, Inc. 170,532
1,307 Independent Bank Corporation/MI 42,517
11,792 Intercontinental Exchange, Inc. 1,909,832
2,898 Invesco, Ltd. 76,130
8,522 JPMorgan Chase & Company 2,745,959
4,719 Mastercard, Inc. 2,693,983
12,839 MGIC Investment Corporation 375,156
2,076 Moody's Corporation 1,060,525
494 Morningstar, Inc. 107,351
11,847 Nasdaq, Inc. 1,150,699
922 NBT Bancorp, Inc. 38,281
1,629 NMI Holdings, Inc.
a
66,447
140 Northeast Bank 14,550
9,237 Northwest Bancshares, Inc. 110,844
2,373 OFG Bancorp 97,246
6,931 Old Second Bancorp, Inc. 135,154
1,448 Orrstown Financial Services, Inc. 51,288
619 Pinnacle Financial Partners, Inc. 59,059
306 PNC Financial Services Group,
Inc. 63,871
1,854 Popular, Inc. 230,860
3,097 Progressive Corporation 705,249
1,049 S&P Global, Inc. 548,197
12,577 SEI Investments Company 1,031,566
2,729 SouthState Bank Corporation 256,826
1,368 Stifel Financial Corporation 171,301
1,086 U.S. Bancorp 57,949
2,453 Visa, Inc. 860,292
8,499 Wells Fargo & Company 792,107
4,538 WesBanco, Inc. 150,843
4,490 Zions Bancorp NA 262,845
Total 27,661,685
Health Care  11.8%
9,322 AbbVie, Inc. 2,129,984
12,042 Agilent Technologies, Inc. 1,638,555
1,691 Amgen, Inc. 553,481
22,250 Boston Scientific Corporation
a
2,121,537
6,150 Danaher Corporation 1,407,858
3,966 Dexcom, Inc.
a
263,223
3,661 Eli Lilly & Company 3,934,403
5,768 Gilead Sciences, Inc. 707,964

All Cap Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Health Care  11.8% - continued
1,525 IDEXX Laboratories, Inc.
a
$ 1,031,708
2,426 Incyte Corporation
a
239,616
1,768 Indivior plc
a
63,436
1,272 Insulet Corporation
a
361,553
1,355 Intuitive Surgical, Inc.
a
767,418
2,945 Johnson & Johnson 609,468
1,089 Medpace Holdings, Inc.
a
611,637
25,797 Medtronic plc 2,478,060
1,247 Neurocrine Biosciences, Inc.
a
176,862
13,574 Pfizer, Inc. 337,993
5,490 Royalty Pharma plc 212,134
5,338 STERIS plc 1,353,290
3,526 Stryker Corporation 1,239,283
297 Tenet Healthcare Corporation
a
59,020
1,552 Thermo Fisher Scientific, Inc. 899,306
2,830 Vertex Pharmaceuticals, Inc.
a
1,283,009
342 West Pharmaceutical Services,
Inc. 94,098
5,135 Zoetis, Inc. 646,086
Total 25,220,982
Industrials  6.4%
117 Allegion plc 18,629
6,760 AMETEK, Inc. 1,387,896
316 Armstrong World Industries, Inc. 60,388
6,613 Automatic Data Processing, Inc. 1,701,062
1,280 Caterpillar, Inc. 733,274
1,661 Cintas Corporation 312,384
4,309 Copart, Inc.
a
168,697
47,942 CSX Corporation 1,737,897
632 Curtiss-Wright Corporation 348,403
1,794 Ferguson Enterprises, Inc. 399,398
697 General Dynamics Corporation 234,652
3,691 General Electric Company 1,136,939
1,178 Graco, Inc. 96,561
7 Johnson Controls International plc 838
8,043 Masco Corporation 510,409
2,389 Otis Worldwide Corporation 208,679
1,334 Parker-Hannifin Corporation 1,172,533
2,050 Republic Services, Inc. 434,456
550 Rockwell Automation, Inc. 213,988
720 Trane Technologies plc 280,224
5,060 Uber Technologies, Inc.
a
413,453
3,036 Union Pacific Corporation 702,287
5,255 Veralto Corporation 524,344
2,705 Verisk Analytics, Inc. 605,081
1,544 Waste Management, Inc. 339,232
Total 13,741,704
Information Technology  32.5%
2,326 Adobe, Inc.
a
814,077
507 Advanced Micro Devices, Inc.
a
108,579
19,388 Amphenol Corporation 2,620,094
3,536 Analog Devices, Inc. 958,963
45,198 Apple, Inc. 12,287,528
4,049 Applied Materials, Inc. 1,040,553
10,617 Arista Networks, Inc.
a
1,391,146
7,369 Autodesk, Inc.
a
2,181,298
12,695 Broadcom, Inc. 4,393,740
1,991 Cadence Design Systems, Inc.
a
622,347
1,856 Dropbox, Inc.
a
51,597
2,082 Flex, Ltd.
a
125,794
19,079 Fortinet, Inc.
a
1,515,063
1,152 GoDaddy, Inc.
a
142,940
Shares Common Stock  94.7% Value
Information Technology  32.5% - continued
1,738 Keysight Technologies, Inc.
a
$ 353,144
571 KLA Corporation 693,811
10,283 Lam Research Corporation 1,760,244
8,837 Micron Technology, Inc. 2,522,168
24,199 Microsoft Corporation 11,703,120
179 Monolithic Power Systems, Inc. 162,238
3,452 Motorola Solutions, Inc. 1,323,221
1,662 Napco Security Technologies, Inc. 69,305
1,938 NetApp, Inc. 207,540
80,133 NVIDIA Corporation 14,944,805
1,282 NXP Semiconductors NV 278,271
3,528 Oracle Corporation 687,643
1,856 Palantir Technologies, Inc.
a
329,904
720 PTC, Inc.
a
125,431
5,539 Qualcomm, Inc. 947,446
2,413 Salesforce, Inc. 639,228
7,534 ServiceNow, Inc.
a
1,154,133
3,214 TE Connectivity plc 731,217
2,386 Teradyne, Inc. 461,834
5,014 Texas Instruments, Inc. 869,879
2,167 VeriSign, Inc. 526,473
9,796 Vontier Corporation 364,215
3,127 Western Digital Corporation 538,688
Total 69,647,677
Materials  2.7%
10,977 CF Industries Holdings, Inc. 848,961
6,157 Ecolab, Inc. 1,616,336
8,646 Freeport-McMoRan, Inc. 439,130
4,097 Linde plc 1,746,920
7,919 Newmont Corporation 790,712
1,730 Packaging Corporation of America 356,778
Total 5,798,837
Real Estate  2.2%
2,566 CBRE Group, Inc.
a
412,587
3,743 EPR Properties 186,776
38,990 Essential Properties Realty Trust,
Inc. 1,156,443
24,767 Host Hotels & Resorts, Inc. 439,119
3,165 Innovative Industrial Properties,
Inc. 149,894
595 Jones Lang LaSalle, Inc.
a
200,200
21,623 Millrose Properties, Inc. 645,879
2,482 Outfront Media, Inc. 59,816
16,031 Sabra Health Care REIT, Inc. 303,627
9,266 Sila Realty Trust, Inc. 215,991
28,456 Tanger, Inc. 949,577
Total 4,719,909
Utilities  2.2%
13,831 AES Corporation 198,337
128 Clearway Energy, Inc., Class C 4,257
22,872 Edison International 1,372,778
319 Eversource Energy 21,478
28,132 PG&E Corporation 452,081
20,192 Portland General Electric
Company 969,014

All Cap Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Utilities  2.2% - continued
45,383 UGI Corporation $ 1,698,686
Total 4,716,631
Total Common Stock
(cost $145,681,372) 203,209,356
Shares
Registered Investment
Companies   4.5% Value
U.S. Unaffiliated   4.5%
145,400 Roundhill Magnificent Seven ETF
b
9,590,584
Total 9,590,584
Total Registered Investment
Companies (cost $9,652,233) 9,590,584
Shares
Collateral Held for Securities
Loaned 2.4% Value
5,176,100 Thrivent Cash Management Trust 5,176,100
Total Collateral Held for
Securities Loaned
(cost $5,176,100) 5,176,100
Shares or
Principal
Amount Short-Term Investments 0.7% Value
Federal Home Loan Bank Discount
Notes
100,000 3.790%, 2/11/2026
c,d
99,589
100,000 3.800%, 2/18/2026
c,d
99,520
100,000 3.755%, 2/20/2026
c,d
99,500
Federal Home Loan Mortgage
Corporation Discount Notes
300,000 3.780%, 2/2/2026
c,d
299,031
100,000 3.585%, 3/9/2026
c,d
99,335
100,000 3.560%, 3/12/2026
c,d
99,306
State Street Institutional U.S.
Government Money Market
Fund
813,506 3.740%
c
813,506
Total Short-Term Investments
(cost $1,609,679) 1,609,787
Total Investments (cost
$162,119,384) 102.3% $219,585,827
Other Assets and Liabilities, Net
(2.3%) (5,015,976)
Total Net Assets 100.0% $214,569,851
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
December 31, 2025:
Securities Lending Transactions
Common Stock $ 5,039,344
Total lending $5,039,344
Gross amount payable upon return of
collateral for securities loaned $5,176,100
Net amounts due to counterparty $136,756
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 60,635,921
Gross unrealized depreciation (3,758,215)
Net unrealized appreciation (depreciation) $ 56,877,706
Cost for federal income tax purposes $ 162,587,129

All Cap Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 21,326,021 21,326,021 – –
Consumer Discretionary 18,723,560 18,723,560 – –
Consumer Staples 6,743,165 6,743,165 – –
Energy 4,909,185 4,909,185 – –
Financials 27,661,685 27,661,685 – –
Health Care 25,220,982 25,220,982 – –
Industrials 13,741,704 13,741,704 – –
Information Technology 69,647,677 69,647,677 – –
Materials 5,798,837 5,798,837 – –
Real Estate 4,719,909 4,719,909 – –
Utilities 4,716,631 4,716,631 – –
Registered Investment Companies
U.S. Unaffiliated 9,590,584 9,590,584 – –
Short-Term Investments 1,609,787 813,506 796,281 –
Subtotal Investments in Securities $214,409,727 $213,613,446 $796,281 $–
Other Investments  * Total
Collateral Held for Securities Loaned 5,176,100
Subtotal Other Investments $5,176,100
Total Investments at Value $219,585,827
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing All Cap Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 120,992 120,992 – –
Total Liability Derivatives $120,992 $120,992 $– $–
The following table presents All Cap Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling $796,281 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 33 March 2026 $ 11,493,617 ( $ 120,992)
Total Futures Long Contracts $ 11,493,617 ( $ 120,992)
Total Futures Contracts $ 11,493,617 ($120,992)

All Cap Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for All Cap Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 120,992
Total Equity Contracts 120,992
Total Liability Derivatives $120,992
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
All Cap Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 701,686
Total Equity Contracts
701,686
Total $701,686
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for All Cap Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (120,992)
Total Equity Contracts (120,992)
Total ($120,992)
The following table presents All Cap Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,703,399

All Cap Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $5,433 $622 $6,055 $– – –
Total Affiliated Short-Term Investments 5,433 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,880 32,647 29,351 5,176 5,176 2.4%
Total Collateral Held for Securities Loaned 1,880 5,176 2.4
Total Value $7,313 $5,176
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $12
Total Income/Non Cash Income from Affiliated
Investments $12
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 37
Total Affiliated Income from Securities Loaned, Net $37
Total Value $– $– $ –

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 65.3% Value
Asset-Backed Securities  6.2%
Anchorage Capital CLO 20, Ltd.
$ 150,000
7.084%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 149,838
Anchorage Capital CLO 21, Ltd.
875,000
5.784%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
875,734
Avis Budget Rental Car Funding
AESOP, LLC
550,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
559,099
500,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
497,529
Balboa Bay Loan Funding, Ltd.
500,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
499,260
675,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
675,298
Barings CLO, Ltd.
650,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
650,250
Barings Loan Partners CLO, Ltd. 2
1,000,000
5.534%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
998,076
Battalion CLO XI, Ltd.
850,000
5.815%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
848,797
Battalion CLO XIV, Ltd.
1,075,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,074,967
Battalion CLO XXI, Ltd.
1,300,000
5.905%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
1,297,507
Business Jet Securities, LLC
467,319
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
464,643
CarVal CLO VI-C, Ltd.
1,250,000
7.570%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,251,399
Dryden 72 CLO, Ltd.
650,000
5.502%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
651,230
Hertz Vehicle Financing III, LLC
875,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
887,229
500,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
497,088
Hotwire Funding, LLC
1,000,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,017,031
Principal
Amount Long-Term Fixed Income  65.3% Value
Asset-Backed Securities  6.2% - continued
HTAP Issuer Trust
$ 399,114
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
$ 398,707
Kennedy Lewis CLO 3, Ltd.
650,000
5.090%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
650,521
LCM 41, Ltd.
1,400,000
7.505%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
1,402,531
Marathon CLO, Ltd.
600,000
5.455%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
600,088
MetroNet Infrastructure Issuer, LLC
800,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
811,276
325,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
325,553
MFA Trust
426,594
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
427,191
Octagon Investment Partners 50,
Ltd.
1,500,000
5.905%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
1,500,607
Pagaya AI Debt Grantor Trust
220,597
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
221,592
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
235,927
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
237,093
Palmer Square Loan Funding, Ltd.
250,000
5.605%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,087
525,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
519,776
Park Blue CLO, Ltd.
450,000
6.064%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
451,534
Point Securitization Trust
614,970
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
617,390
PPM CLO 3, Ltd.
400,000
5.932%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
400,138
PRET, LLC
950,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,c
952,313
434,704
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
436,825
PRPM, LLC
900,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,c
825,160

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Asset-Backed Securities  6.2% - continued
$ 423,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,c
$ 422,614
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
383,546
RFS Asset Securitization V, LLC
800,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
809,288
Rockford Tower CLO, Ltd.
1,075,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,075,044
Saxon Asset Securities Trust
399,056
2.825%,  8/25/2035, Ser.
2004-2, Class MF2
b
364,855
Sculptor CLO XXVIII, Ltd.
650,000
5.834%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
649,649
Signal Peak CLO 1, Ltd.
250,000
5.832%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
250,041
Sunnova Hestia II Issuer, LLC
677,272
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
672,807
Symphony CLO XX, Ltd.
700,000
6.894%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
700,925
TCW CLO, Ltd.
750,000
5.658%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
750,136
Unlock HEA Trust
853,253
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
854,587
734,050
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
733,378
382,025
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
382,496
Veros Auto Receivables Trust
452,626
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
454,174
VOLT C, LLC
1,393,490
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,396,730
VOLT CVI, LLC
291,649
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
292,323
VOLT XCIV, LLC
407,448
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
407,557
VOLT XCIX, LLC
42,465
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
42,434
VOLT XCVII, LLC
607,615
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
607,765
Principal
Amount Long-Term Fixed Income  65.3% Value
Asset-Backed Securities  6.2% - continued
Zayo Issuer, LLC
$ 975,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
$ 972,639
Total 36,146,345
Basic Materials  0.6%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
108,000 8.625%,  6/15/2029
a
113,851
Alumina, Pty. Ltd.
52,000 6.125%,  3/15/2030
a
53,711
Axalta Coating Systems Dutch
Holding B BV
105,000 7.250%,  2/15/2031
a
110,735
Carpenter Technology Corporation
39,000 5.625%,  3/1/2034
a
39,613
Cascades, Inc./Cascades USA,
Inc.
102,000 6.750%,  7/15/2030
a
105,952
Celanese US Holdings, LLC
19,000 6.850%,  11/15/2028 19,877
47,000 6.500%,  4/15/2030
e
47,235
35,000 6.629%,  7/15/2032 36,422
66,000 6.750%,  4/15/2033
e
65,654
Chemours Company
96,000 4.625%,  11/15/2029
a
86,806
Cleveland-Cliffs, Inc.
147,000 4.625%,  3/1/2029
a
144,740
76,000 4.875%,  3/1/2031
a
72,922
50,000 7.375%,  5/1/2033
a
52,002
76,000 6.250%,  10/1/2040 65,974
CVR Partners, LP/CVR Nitrogen
Finance Corporation
56,000 6.125%,  6/15/2028
a
56,152
Eastman Chemical Company
136,000 5.000%,  8/1/2029 138,751
First Quantum Minerals, Ltd.
43,000 9.375%,  3/1/2029
a
45,280
30,000 8.625%,  6/1/2031
a
31,570
FMC Corporation
88,000 8.450%,  11/1/2055
b
69,652
Fortescue Treasury, Pty. Ltd.
38,000 5.875%,  4/15/2030
a
39,078
Hecla Mining Company
66,000 7.250%,  2/15/2028 66,416
INEOS Finance plc
227,000 7.500%,  4/15/2029
a
197,190
LYB International Finance III, LLC
33,000 5.125%,  1/15/2031 33,122
Magnera Corporation
72,000 7.250%,  11/15/2031
a
70,679
Mercer International, Inc.
93,000 5.125%,  2/1/2029
e
59,313
Methanex Corporation
78,000 5.250%,  12/15/2029 78,712
15,000 5.650%,  12/1/2044 13,409
Methanex US Operations, Inc.
66,000 6.250%,  3/15/2032
a
67,958
Mineral Resources, Ltd.
124,000 9.250%,  10/1/2028
a
130,138

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Basic Materials  0.6% - continued
$ 21,000 7.000%,  4/1/2031
a
$ 21,899
Mosaic Company
167,000 4.600%,  11/15/2030 167,330
Novelis Corporation
80,000 4.750%,  1/30/2030
a
77,280
110,000 3.875%,  8/15/2031
a
100,261
Olin Corporation
66,000 6.625%,  4/1/2033
a
65,503
Olympus Water US Holding
Corporation
49,000 7.250%,  2/15/2033
a
49,242
Peabody Energy Corporation,
Convertible
148,000 3.250%,  3/1/2028 248,270
Qnity Electronics, Inc.
136,000 5.750%,  8/15/2032
a
139,053
Smurfit Kappa Treasury, ULC
136,000 5.777%,  4/3/2054 136,632
SNF Group SACA
148,000 3.375%,  3/15/2030
a
138,302
Solstice Advanced Materials, Inc.
54,000 5.625%,  9/30/2033
a
54,475
Steel Dynamics, Inc.
60,000 5.250%,  5/15/2035 61,360
SunCoke Energy, Inc.
88,000 4.875%,  6/30/2029
a
81,710
Taseko Mines, Ltd.
162,000 8.250%,  5/1/2030
a
172,082
WR Grace Holdings, LLC
52,000 6.625%,  8/15/2032
a
52,664
Total 3,678,977
Capital Goods  1.8%
Advanced Drainage Systems, Inc.
130,000 6.375%,  6/15/2030
a
132,934
AECOM
111,000 6.000%,  8/1/2033
a
113,759
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
59,000 7.000%,  5/21/2030
a
61,579
Amphenol Corporation
143,000 5.300%,  11/15/2055 136,610
Amrize Finance US, LLC
74,000 5.400%,  4/7/2035 76,312
AptarGroup, Inc.
46,000 4.750%,  3/30/2031 46,325
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
33,000 6.250%,  1/30/2031
a
33,752
Array Technologies, Inc.,
Convertible
139,000 1.000%,  12/1/2028 125,863
154,000 2.875%,  7/1/2031
a
222,145
ATI, Inc.
80,000 7.250%,  8/15/2030 84,518
Axon Enterprise, Inc.
24,000 6.125%,  3/15/2030
a
24,776
24,000 6.250%,  3/15/2033
a
24,968
Principal
Amount Long-Term Fixed Income  65.3% Value
Capital Goods  1.8% - continued
Axon Enterprise, Inc., Convertible
$ 107,000 0.500%,  12/15/2027 $ 269,052
Boeing Company
88,000 6.858%,  5/1/2054 98,836
147,000 3.250%,  3/1/2028 144,276
145,000 5.150%,  5/1/2030 148,989
44,000 6.528%,  5/1/2034 48,680
Bombardier, Inc.
121,000 7.250%,  7/1/2031
a
128,943
217,000 7.000%,  6/1/2032
a
229,291
29,000 6.750%,  6/15/2033
a
30,653
Brundage-Bone Concrete
Pumping Holdings, Inc.
48,000 7.500%,  2/1/2032
a
48,985
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
a
184,457
27,000 4.250%,  2/1/2032
a
25,710
60,000 6.750%,  5/15/2035
a
62,731
BWX Technologies, Inc.,
Convertible
474,000 Zero Coupon,  11/1/2030
a
451,722
Canpack SA/Canpack US, LLC
119,000 3.875%,  11/15/2029
a
113,855
Carrier Global Corporation
147,000 2.722%,  2/15/2030 138,395
Chart Industries, Inc.
61,000 7.500%,  1/1/2030
a
63,577
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
a
39,681
62,000 6.750%,  4/15/2032
a
63,753
Deere & Company
60,000 5.700%,  1/19/2055 62,013
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
164,000 6.625%,  12/15/2030
a
170,808
EquipmentShare.com, Inc.
74,000 9.000%,  5/15/2028
a
76,899
25,000 8.625%,  5/15/2032
a
26,407
ESAB Corporation
64,000 6.250%,  4/15/2029
a
65,806
Fluor Corporation, Convertible
230,000 1.125%,  8/15/2029 262,016
GFL Environmental, Inc.
141,000 4.000%,  8/1/2028
a
139,082
Greenbrier Companies, Inc.,
Convertible
136,000 2.875%,  4/15/2028 146,105
Herc Holdings, Inc.
124,000 6.625%,  6/15/2029
a
128,724
74,000 7.000%,  6/15/2030
a
77,880
13,000 5.750%,  3/15/2031
a
13,193
75,000 7.250%,  6/15/2033
a
79,529
13,000 6.000%,  3/15/2034
a
13,173
Honeywell International, Inc.
176,000 5.250%,  3/1/2054 166,337
Howmet Aerospace, Inc.
34,000 4.550%,  11/15/2032 34,152
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 145,600

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Capital Goods  1.8% - continued
JBT Marel Corporation,
Convertible
$ 165,000 0.250%,  5/15/2026 $ 168,498
229,000 0.375%,  9/15/2030
a
237,130
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 111,163
Martin Marietta Materials, Inc.
70,000 5.150%,  12/1/2034 71,421
Mirion Technologies, Inc.,
Convertible
172,000 0.250%,  6/1/2030
a
212,936
174,000 Zero Coupon,  10/1/2031
a
187,920
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
a
156,565
Nesco Holdings II, Inc.
44,000 5.500%,  4/15/2029
a
43,343
New Enterprise Stone and Lime
Company, Inc.
122,000 5.250%,  7/15/2028
a
121,898
Northrop Grumman Corporation
177,000 5.200%,  6/1/2054 165,464
42,000 4.700%,  3/15/2033 42,409
OI European Group BV
161,000 4.750%,  2/15/2030
a
155,786
Owens-Brockway Glass Container,
Inc.
68,000 6.625%,  5/13/2027
a
68,241
Patrick Industries, Inc., Convertible
109,000 1.750%,  12/1/2028 184,973
Quikrete Holdings, Inc.
241,000 6.375%,  3/1/2032
a
250,852
QXO Building Products, Inc.
90,000 6.750%,  4/30/2032
a
93,998
Republic Services, Inc.
90,000 5.000%,  12/15/2033 93,053
Resideo Funding, Inc.
101,000 6.500%,  7/15/2032
a
103,377
Reworld Holding Corporation
72,000 4.875%,  12/1/2029
a
69,205
Roller Bearing Company of
America, Inc.
39,000 4.375%,  10/15/2029
a
38,372
RTX Corporation
370,000 4.500%,  6/1/2042 334,466
Sealed Air Corporation/Sealed Air
Corporation (US)
121,000 6.125%,  2/1/2028
a
123,010
Siemens Funding BV
125,000 5.800%,  5/28/2055
a
130,678
Smyrna Ready Mix Concrete, LLC
165,000 8.875%,  11/15/2031
a
176,489
Spirit AeroSystems, Inc.
202,000 4.600%,  6/15/2028 202,234
SRM Escrow Issuer, LLC
66,000 6.000%,  11/1/2028
a
66,305
Standard Building Solutions, Inc.
125,000 6.250%,  8/1/2033
a
127,692
52,000 5.875%,  3/15/2034
a
52,152
Standard Industries, Inc./NY
76,000 4.750%,  1/15/2028
a
75,795
76,000 3.375%,  1/15/2031
a
69,629
Principal
Amount Long-Term Fixed Income  65.3% Value
Capital Goods  1.8% - continued
Synergy Infrastructure Holdings,
LLC
$ 39,000 7.875%,  12/1/2030
a
$ 40,432
Textron, Inc.
147,000 3.650%,  3/15/2027 146,230
Trane Technologies Financing, Ltd.
131,000 5.100%,  6/13/2034 134,102
TransDigm, Inc.
222,000 7.125%,  12/1/2031
a
233,315
227,000 6.625%,  3/1/2032
a
236,175
62,000 6.000%,  1/15/2033
a
63,455
14,000 6.250%,  1/31/2034
a
14,528
80,000 6.750%,  1/31/2034
a
83,335
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 232,651
78,000 5.375%,  11/15/2033
a
77,945
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 42,810
WESCO Distribution, Inc.
81,000 6.375%,  3/15/2029
a
83,646
57,000 6.625%,  3/15/2032
a
59,517
Total 10,366,046
Collateralized Mortgage Obligations  7.6%
A&D Mortgage Trust
166,825
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
168,890
ACRA Trust
357,639
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
359,729
Alternative Loan Trust
347,385
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 172,647
Banc of America Alternative Loan
Trust
603,075
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 543,929
Banc of America Mortgage
Securities Trust
186,217
5.583%,  9/25/2035, Ser.
2005-H, Class 3A1
b
177,674
Bear Stearns ARM Trust
16,794
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
16,256
Bellemeade Re, Ltd.
315,000
6.374%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
316,862
CAFL Issuer, LLC
364,767
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
346,142
CFST Mortgage Trust
300,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
302,788
CHNGE Mortgage Trust
777,726
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
766,236
363,429
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
363,943
399,706
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
398,397

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Collateralized Mortgage Obligations  7.6% -
continued
$ 245,189
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
$ 246,188
CIM Trust
713,026
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
713,944
Citigroup Mortgage Loan Trust,
Inc.
196,208
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 194,793
46,113
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
46,843
579,632
5.126%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
523,573
COLT Mortgage Loan Trust
576,525
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
581,106
Countrywide Alternative Loan Trust
281,511
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 232,206
113,287
3.911%,  10/25/2035, Ser.
2005-43, Class 1A1
b
101,683
160,770
4.135%,  10/25/2035, Ser.
2005-43, Class 4A1
b
138,629
160,991
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 127,518
CSMC Trust
325,488
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
288,493
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
439,273
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 384,278
Federal Home Loan Mortgage
Corporation - REMIC
918,965
7.874%,  (SOFR30A +
4.000%), 1/25/2026, Ser.
5567, Class MB
b
937,573
1,008,476
4.000%,  1/25/2051, Ser.
5249, Class LA 1,001,973
1,050,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,059,801
2,221,517
1.500%,  3/25/2051, Ser.
5092, Class IC
f
195,105
850,000
5.250%,  3/25/2055, Ser.
5519, Class CL 846,589
700,000
5.000%,  5/25/2055, Ser.
5537, Class KM 685,996
784,463
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 638,581
3,745,880
1.500%,  12/25/2050, Ser.
5107, Class IO
f
362,303
1,585,789
2.000%,  12/25/2050, Ser.
5051, Class WI
f
208,798
91,956
3.000%,  5/15/2027, Ser.
4046, Class GI
f
895
199,980
3.000%,  7/15/2027, Ser.
4074, Class IO
f
3,150
164,839
3.000%,  7/15/2027, Ser.
4084, Class NI
f
2,553
67,814
2.500%,  2/15/2028, Ser.
4162, Class AI
f
1,004
182,229
2.500%,  2/15/2028, Ser.
4161, Class UI
f
2,902
Principal
Amount Long-Term Fixed Income  65.3% Value
Collateralized Mortgage Obligations  7.6% -
continued
$ 309,316
2.500%,  3/15/2028, Ser.
4177, Class EI
f
$ 5,986
647,553
3.500%,  10/15/2032, Ser.
4119, Class KI
f
46,594
369,580
3.000%,  2/15/2033, Ser.
4170, Class IG
f
22,211
465,523
3.000%,  4/15/2033, Ser.
4203, Class DI
f
16,735
Federal Home Loan Mortgage
Corporation STRIPS
933,518
3.500%,  8/15/2035, Ser.
345, Class C8
f
83,187
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 994,321
1,200,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,173,764
1,075,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 1,091,975
650,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 635,462
1,130,602
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
151,093
263,933
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
3,476
130,581
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
1,450
178,859
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
2,532
507,555
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
7,781
325,028
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
4,516
128,438
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
1,852
297,372
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
3,805
42,854
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
171
223,089
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
3,983
83,603
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
1,633
586,927
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
39,531
First Horizon Alternative Mortgage
Securities Trust
86,200
6.012%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
84,421
77,302
5.176%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
72,699
Flagstar Mortgage Trust
294,402
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
267,558
GCAT Trust
675,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
674,720
621,700
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
591,039
222,595
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
226,699

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Collateralized Mortgage Obligations  7.6% -
continued
GMAC Mortgage Corporation
Loan Trust
$ 293,861
Zero Coupon,  5/25/2035,
Ser. 2005-AR2, Class 4A
b
$ 263,021
Government National Mortgage
Association
6,355
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
26
GS Mortgage-Backed Securities
Trust
504,768
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
507,436
Home RE, Ltd.
778,606
8.465%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
798,280
IndyMac IMJA Mortgage Loan
Trust
564,005
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 211,965
J.P. Morgan Mortgage Trust
411,539
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
356,098
475,000
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
473,544
471,631
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
470,197
51,688
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 53,952
230,232
5.119%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
157,567
LHOME Mortgage Trust
600,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
602,234
500,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
504,492
Merrill Lynch Alternative Note
Asset Trust
503,701
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 157,539
MFA Trust
1,000,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,003,805
Morgan Stanley Residential
Mortgage Loan Trust
752,026
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
756,635
MortgageIT Securities Corporation
Mortgage Loan Trust
1,042,660
4.306%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
916,942
NYMT Loan Trust
650,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
651,901
750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
756,741
PMT Loan Trust
755,721
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
769,655
800,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
799,363
Principal
Amount Long-Term Fixed Income  65.3% Value
Collateralized Mortgage Obligations  7.6% -
continued
PRET, LLC
$ 625,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
$ 626,309
PRKCM Trust
543,530
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
544,117
525,577
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
531,647
PRPM Trust
680,000
6.208%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
677,643
900,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
912,573
PRPM, LLC
619,409
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
612,393
639,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
613,701
434,332
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
434,505
500,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
500,297
924,583
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,c
926,308
RCO IX Mortgage, LLC
572,653
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
574,486
197,040
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
197,114
Residential Accredit Loans, Inc.
Trust
245,666
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 219,356
174,151
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 139,431
175,118
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 149,760
Residential Asset Securitization
Trust
258,123
4.554%,  1/25/2034, Ser.
2004-IP1, Class A1
b
246,375
Residential Funding Mortgage
Security I Trust
417,464
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 339,676
Roc Mortgage Trust
800,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
807,814
Saluda Grade Alternative
Mortgage Trust
1,200,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,207,044
Sequoia Mortgage Trust
289,878
3.544%,  9/20/2046, Ser.
2007-1, Class 4A1
b
189,326
Structured Adjustable Rate
Mortgage Loan Trust
111,356
4.600%,  7/25/2035, Ser.
2005-15, Class 4A1
b
98,083
Toorak Mortgage Trust
1,000,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,002,242

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Collateralized Mortgage Obligations  7.6% -
continued
Triangle Re, Ltd.
$ 436,741
7.274%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
$ 440,087
Verus Securitization Trust
955,520
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,c
963,850
630,674
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
570,715
400,266
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
398,927
Vontive Mortgage Trust
850,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
863,577
WaMu Mortgage Pass-Through
Certificates
72,721
6.451%,  5/25/2033, Ser.
2003-AR4, Class A7
b
73,057
Washington Mutual Mortgage
Pass-Through Certificates
220,517
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 193,782
Total 44,934,752
Commercial Mortgage-Backed Securities  1.0%
AMSR Trust
800,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
764,738
BANK
4,587,718
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
215,598
650,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
640,312
BBCMS Mortgage Trust
3,968,337
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
245,130
400,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
408,145
HTAP Issuer Trust
836,584
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
837,039
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,482,441
Silver Hill Trust
14,121
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
14,071
Velocity Commercial Capital Loan
Trust
345,650
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
349,159
277,987
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
285,328
471,597
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
479,764
Total 5,721,725
Communications Services  1.9%
AMC Networks, Inc.
104,000 10.250%,  1/15/2029
a
109,056
Principal
Amount Long-Term Fixed Income  65.3% Value
Communications Services  1.9% - continued
American Tower Corporation
$ 127,000 5.500%,  3/15/2028 $ 130,666
126,000 3.800%,  8/15/2029 124,059
101,000 5.000%,  1/31/2030 103,419
180,000 4.900%,  3/15/2030 183,840
AT&T, Inc.
144,000 5.700%,  3/1/2057 137,992
92,000 6.050%,  8/15/2056 92,541
445,000 3.550%,  9/15/2055 296,211
Bell Telephone Company of
Canada
93,000 7.000%,  9/15/2055
b
97,728
78,000 5.100%,  5/11/2033 79,117
Cable One, Inc., Convertible
176,000 Zero Coupon,  3/15/2026
e
173,360
CCO Holdings, LLC/CCO Holdings
Capital Corporation
139,000 5.125%,  5/1/2027
a
138,809
34,000 5.000%,  2/1/2028
a
33,731
372,000 4.750%,  3/1/2030
a
355,278
224,000 4.250%,  2/1/2031
a
205,822
19,000 4.750%,  2/1/2032
a
17,365
150,000 4.250%,  1/15/2034
a,e
127,541
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
95,000 6.700%,  12/1/2055 91,085
142,000 6.550%,  6/1/2034 149,349
Comcast Corporation
143,000 6.050%,  5/15/2055
e
141,239
264,000 5.650%,  6/1/2054 247,395
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 131,084
55,000 4.900%,  9/1/2029 55,853
Deluxe Corporation
92,000 8.125%,  9/15/2029
a
96,920
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 284,701
DIRECTV Financing, LLC
31,000 8.875%,  2/1/2030
a
31,417
80,000 8.875%,  2/1/2030
a
80,944
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
172,000 5.875%,  8/15/2027
a
173,010
62,000 10.000%,  2/15/2031
a
63,367
FiberCop SPA
178,000 6.000%,  9/30/2034
a
168,627
Frontier Communications
Holdings, LLC
83,000 5.875%,  10/15/2027
a
83,268
Getty Images, Inc.
53,000 10.500%,  11/15/2030
a
53,438
Gray Media, Inc.
42,000 10.500%,  7/15/2029
a
45,164
42,000 7.250%,  8/15/2033
a
42,917
Iliad Holding SAS
75,000 8.500%,  4/15/2031
a
80,719
83,000 7.000%,  4/15/2032
a
85,544
Level 3 Financing, Inc.
33,000 3.625%,  1/15/2029
a,e
30,456

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Communications Services  1.9% - continued
$ 47,000 4.875%,  6/15/2029
a,e
$ 45,707
129,000 6.875%,  6/30/2033
a
132,003
123,000 7.000%,  3/31/2034
a
126,760
53,000 8.500%,  1/15/2036
a
54,271
McGraw-Hill Education, Inc.
228,000 5.750%,  8/1/2028
a
229,177
Meta Platforms, Inc.
162,000 5.550%,  8/15/2064 150,270
135,000 5.625%,  11/15/2055 129,569
135,000 5.500%,  11/15/2045 131,088
Nexstar Media, Inc.
101,000 4.750%,  11/1/2028
a,e
100,267
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
86,000 4.625%,  3/15/2030
a,e
83,949
Paramount Global
125,000 6.375%,  3/30/2062
b
116,048
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,978
48,000 7.000%,  4/15/2055
b
50,218
93,000 7.125%,  4/15/2055
b
97,928
132,000 5.000%,  2/15/2029 134,502
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
a
37,726
Sinclair Television Group, Inc.
32,000 8.125%,  2/15/2033
a
33,422
Sirius XM Radio, LLC
181,000 5.000%,  8/1/2027
a
181,441
60,000 3.875%,  9/1/2031
a
55,256
Snap, Inc.
55,000 6.875%,  3/15/2034
a
56,629
Snap, Inc., Convertible
96,000 0.125%,  3/1/2028 87,005
310,000 0.500%,  5/1/2030 270,320
Sprint Capital Corporation
251,000 6.875%,  11/15/2028 269,355
136,000 8.750%,  3/15/2032 164,472
Take-Two Interactive Software, Inc.
108,000 5.600%,  6/12/2034 112,719
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
198,854
TELUS Corporation
150,000 6.625%,  10/15/2055
b
153,066
T-Mobile USA, Inc.
89,000 5.500%,  1/15/2055 84,292
167,000 5.250%,  6/15/2055 152,132
165,000 3.375%,  4/15/2029 160,813
60,000 5.125%,  5/15/2032 61,744
116,000 4.950%,  11/15/2035 115,327
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
127,000 4.750%,  4/15/2028
a
126,219
Univision Communications, Inc.
31,000 8.000%,  8/15/2028
a
32,106
140,000 4.500%,  5/1/2029
a,e
134,481
114,000 7.375%,  6/30/2030
a
115,875
63,000 8.500%,  7/31/2031
a
65,812
Verizon Communications, Inc.
40,000 5.875%,  11/30/2055 39,520
Principal
Amount Long-Term Fixed Income  65.3% Value
Communications Services  1.9% - continued
$ 60,000 6.000%,  11/30/2065 $ 59,217
139,000 4.780%,  2/15/2035 136,856
126,000 5.250%,  4/2/2035 128,065
120,000 5.000%,  1/15/2036 118,981
139,000 5.401%,  7/2/2037
a
140,489
Viasat, Inc.
66,000 5.625%,  4/15/2027
a
65,905
Virgin Media Finance plc
97,000 5.000%,  7/15/2030
a
85,516
Virgin Media Secured Finance plc
206,000 5.500%,  5/15/2029
a
202,942
Virgin Media Vendor Financing
Notes IV DAC
66,000 5.000%,  7/15/2028
a
64,754
VMED O2 UK Financing I plc
80,000 7.750%,  4/15/2032
a
83,368
Vodafone Group plc
114,000 5.125%,  6/4/2081
b
89,470
240,000 7.000%,  4/4/2079
b
254,235
VZ Secured Financing BV
128,000 5.000%,  1/15/2032
a
115,834
WarnerMedia Holdings, Inc.
54,000 5.141%,  3/15/2052 35,578
224,000 4.054%,  3/15/2029 216,787
61,000 4.279%,  3/15/2032 53,547
206,000 5.050%,  3/15/2042 144,973
Windstream Services, LLC
67,000 7.500%,  10/15/2033
a
68,682
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
87,000 8.250%,  10/1/2031
a
91,330
Zegona Finance plc
77,000 8.625%,  7/15/2029
a
81,673
Ziggo BV
86,000 4.875%,  1/15/2030
a
81,290
Total 11,202,845
Consumer Cyclical  2.5%
1011778 B.C., ULC/New Red
Finance, Inc.
215,000 5.625%,  9/15/2029
a
218,910
Adient Global Holdings, Ltd.
44,000 8.250%,  4/15/2031
a,e
46,265
65,000 7.500%,  2/15/2033
a,e
67,084
ADT Security Corporation
86,000 4.875%,  7/15/2032
a
83,298
Advance Auto Parts, Inc.
57,000 7.000%,  8/1/2030
a
57,302
34,000 7.375%,  8/1/2033
a
34,135
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
120,000 4.625%,  6/1/2028
a
118,359
Allison Transmission, Inc.
51,000 3.750%,  1/30/2031
a
48,022
American Axle & Manufacturing,
Inc.
105,000 5.000%,  10/1/2029
e
101,144
54,000 6.375%,  10/15/2032
a
54,997
53,000 7.750%,  10/15/2033
a
53,985

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Consumer Cyclical  2.5% - continued
American Honda Finance
Corporation
$ 135,000 4.900%,  1/10/2034 $ 135,623
Asbury Automotive Group, Inc.
103,000 5.000%,  2/15/2032
a
100,095
Ashton Woods USA, LLC/Ashton
Woods Finance Company
145,000 4.625%,  8/1/2029
a
138,242
Aston Martin Capital Holdings, Ltd.
114,000 10.000%,  3/31/2029
a
106,105
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
71,000 9.500%,  7/1/2032
a
67,851
Beach Acquisition Bidco, LLC
50,000 10.000%,  7/15/2033
a
55,189
Belron UK Finance plc
81,000 5.750%,  10/15/2029
a
82,716
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 88,074
Block Financial, LLC
163,000 5.375%,  9/15/2032 164,051
Boyd Gaming Corporation
93,000 4.750%,  6/15/2031
a
90,860
Brightstar Lottery plc
144,000 5.250%,  1/15/2029
a
143,673
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
52,000 5.750%,  1/15/2033
a
51,627
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
62,000 4.875%,  2/15/2030
a
57,750
Burlington Stores, Inc., Convertible
117,000 1.250%,  12/15/2027 173,277
Caesars Entertainment, Inc.
107,000 4.625%,  10/15/2029
a
102,639
97,000 6.500%,  2/15/2032
a
99,369
Carnival Corporation
53,000 5.125%,  5/1/2029
a
53,588
158,000 5.750%,  8/1/2032
a
162,152
40,000 6.125%,  2/15/2033
a
41,304
Carvana Company
112,690 9.000%,  6/1/2031
a
127,163
CBRE Services, Inc.
94,000 4.900%,  1/15/2033 94,452
Churchill Downs, Inc.
116,000 6.750%,  5/1/2031
a
120,284
Cracker Barrel Old Country Store,
Inc., Convertible
26,000 1.750%,  9/15/2030
a
19,542
Cushman & Wakefield US
Borrower, LLC
39,000 6.750%,  5/15/2028
a
39,207
Dana, Inc.
117,000 4.500%,  2/15/2032
e
112,309
DraftKings Holdings, Inc.,
Convertible
428,000 Zero Coupon,  3/15/2028 390,978
Dream Finders Homes, Inc.
80,000 6.875%,  9/15/2030
a
80,451
Principal
Amount Long-Term Fixed Income  65.3% Value
Consumer Cyclical  2.5% - continued
eG Global Finance plc
$ 39,000 12.000%,  11/30/2028
a
$ 42,388
Expedia Group, Inc.
165,000 5.400%,  2/15/2035 169,242
Expedia Group, Inc., Convertible
119,000 Zero Coupon,  2/15/2026 132,744
EZCORP, Inc., Convertible
95,000 3.750%,  12/15/2029
a
176,272
Ford Motor Company, Convertible
247,000 Zero Coupon,  3/15/2026 256,509
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 203,038
168,000 2.900%,  2/10/2029 157,878
148,000 7.122%,  11/7/2033 158,961
Forestar Group, Inc.
48,000 6.500%,  3/15/2033
a
48,953
FORVIA SE
87,000 8.000%,  6/15/2030
a
93,169
51,000 6.750%,  9/15/2033
a
52,661
Gap, Inc.
56,000 3.625%,  10/1/2029
a
53,058
22,000 3.875%,  10/1/2031
a
20,335
Garrett Motion Holdings, Inc./
Garrett LX I SARL
109,000 7.750%,  5/31/2032
a
115,853
General Motors Company
117,000 5.350%,  4/15/2028 119,853
General Motors Financial
Company, Inc.
42,000 5.750%,  9/30/2027
b,g
41,477
135,000 5.800%,  6/23/2028 139,893
104,000 5.800%,  1/7/2029 108,431
193,000 4.900%,  10/6/2029 196,058
31,000 5.700%,  9/30/2030
b,g
31,126
63,000 5.750%,  2/8/2031 66,264
53,000 5.625%,  4/4/2032 55,185
194,000 5.950%,  4/4/2034 203,036
Genting New York, LLC/GENNY
Capital, Inc.
34,000 7.250%,  10/1/2029
a
34,869
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
26,000 8.375%,  1/15/2029
a
25,545
58,000 11.500%,  8/15/2029
a
60,737
52,000 8.750%,  1/15/2032
a
49,928
Goodyear Tire & Rubber Company
78,000 4.875%,  3/15/2027 78,128
66,000 5.000%,  7/15/2029 65,212
Group 1 Automotive, Inc.
36,000 6.375%,  1/15/2030
a
37,044
Hilton Domestic Operating
Company, Inc.
99,000 4.875%,  1/15/2030 99,334
39,000 4.000%,  5/1/2031
a
37,338
219,000 3.625%,  2/15/2032
a
203,293
56,000 5.750%,  9/15/2033
a
57,311
Home Depot, Inc.
81,000 5.300%,  6/25/2054 77,477
81,000 5.400%,  6/25/2064 77,412
51,000 3.250%,  4/15/2032 48,010
Hyundai Capital America
2,000 5.500%,  3/30/2026
a
2,006

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Consumer Cyclical  2.5% - continued
$ 147,000 3.000%,  2/10/2027
a
$ 145,339
89,000 6.500%,  1/16/2029
a
94,218
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
a
154,816
K Hovnanian Enterprises, Inc.
40,000 8.000%,  4/1/2031
a
40,823
KB Home
108,000 4.800%,  11/15/2029 107,570
Kingpin Intermediate Holdings,
LLC
50,000 7.250%,  10/15/2032
a
47,268
L Brands, Inc.
110,000 6.625%,  10/1/2030
a
112,464
86,000 6.875%,  11/1/2035 87,003
Las Vegas Sands Corporation
40,000 5.900%,  6/1/2027 40,798
50,000 5.625%,  6/15/2028 51,265
Lennar Corporation
128,000 5.200%,  7/30/2030 131,592
Life Time, Inc.
94,000 6.000%,  11/15/2031
a
96,304
Light & Wonder International, Inc.
55,000 7.250%,  11/15/2029
a
56,489
Lindblad Expeditions, LLC
55,000 7.000%,  9/15/2030
a
57,375
Lithia Motors, Inc.
27,000 4.625%,  12/15/2027
a
26,959
Live Nation Entertainment, Inc.
87,000 4.750%,  10/15/2027
a
87,177
Live Nation Entertainment, Inc.,
Convertible
128,000 3.125%,  1/15/2029 185,984
131,000 2.875%,  1/15/2030 137,615
156,000 2.875%,  10/15/2031
a
153,270
Macy's Retail Holdings, LLC
28,000 7.375%,  8/1/2033
a
29,679
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 84,852
68,000 5.100%,  4/15/2032 70,028
Marriott Ownership Resorts, Inc.
216,000 6.500%,  10/1/2033
a
207,210
Marriott Vacations Worldwide
Corporation, Convertible
191,000 3.250%,  12/15/2027
e
181,450
Match Group Holdings II, LLC
64,000 4.125%,  8/1/2030
a
60,577
53,000 6.125%,  9/15/2033
a
53,635
Mattamy Group Corporation
65,000 6.000%,  12/15/2033
a
64,422
Melco Resorts Finance, Ltd.
159,000 5.375%,  12/4/2029
a
157,379
122,000 7.625%,  4/17/2032
a
128,321
51,000 6.500%,  9/24/2033
a
51,131
MercadoLibre, Inc.
200,000 4.900%,  1/15/2033 198,018
Meritage Homes Corporation
136,000 5.650%,  3/15/2035
e
138,948
Meritage Homes Corporation,
Convertible
77,000 1.750%,  5/15/2028 75,729
Principal
Amount Long-Term Fixed Income  65.3% Value
Consumer Cyclical  2.5% - continued
MGM Resorts International
$ 55,000 6.125%,  9/15/2029 $ 56,522
Michaels Companies, Inc.
35,000 5.250%,  5/1/2028
a
33,648
Millrose Properties, Inc.
68,000 6.375%,  8/1/2030
a
69,579
36,000 6.250%,  9/15/2032
a
36,323
Muvico, LLC
44,010
9.000%,PIK 6.000%,
2/19/2029
a,e,h
47,738
NCL Corporation, Ltd.
81,000 5.875%,  1/15/2031
a
80,694
140,000 6.750%,  2/1/2032
a
143,349
67,000 6.250%,  9/15/2033
a
66,972
New Home Company, Inc.
58,000 8.500%,  11/1/2030
a
59,731
Nissan Motor Acceptance
Company, LLC
110,000 5.625%,  9/29/2028
a
110,310
110,000 6.125%,  9/30/2030
a
110,015
Nissan Motor Company, Ltd.
93,000 4.810%,  9/17/2030
a
87,653
PetSmart, LLC/PetSmart Finance
Corporation
78,000 7.500%,  9/15/2032
a
79,379
Phinia, Inc.
55,000 6.625%,  10/15/2032
a
56,949
Rakuten Group, Inc.
28,000 11.250%,  2/15/2027
a
29,938
140,000 9.750%,  4/15/2029
a
156,584
56,000 8.125%,  12/15/2029
a,b,g
57,678
Raven Acquisition Holdings, LLC
67,000 6.875%,  11/15/2031
a
69,033
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
32,000 4.625%,  4/16/2029
a
28,521
S&S Holdings, LLC
60,000 8.375%,  10/1/2031
a
57,494
Service Corporation International/
US
78,000 3.375%,  8/15/2030 72,938
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
39,000 5.375%,  4/15/2027 38,850
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
39,000 6.625%,  5/1/2032
a,e
39,328
Staples, Inc.
69,000 10.750%,  9/1/2029
a
68,598
Taylor Morrison Communities, Inc.
39,000 5.750%,  11/15/2032
a
40,127
Tenneco, Inc.
138,000 8.000%,  11/17/2028
a
138,442
Toyota Motor Credit Corporation
87,000 4.800%,  1/5/2034 88,696
Uber Technologies, Inc.
150,000 4.800%,  9/15/2034 149,957
136,000 4.800%,  9/15/2035 135,282

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Consumer Cyclical  2.5% - continued
Uber Technologies, Inc.,
Convertible
$ 125,000 Zero Coupon,  5/15/2028
a
$ 121,737
184,000 0.875%,  12/1/2028 238,648
Vail Resorts, Inc.
40,000 5.625%,  7/15/2030
a
40,650
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
a
329,659
Victoria's Secret & Company
27,000 4.625%,  7/15/2029
a,e
26,176
Victra Holdings, LLC/Victra
Finance Corporation
38,000 8.750%,  9/15/2029
a
40,090
Viking Cruises, Ltd.
153,000 5.875%,  10/15/2033
a
155,366
Wayfair, LLC
40,000 7.250%,  10/31/2029
a
41,747
52,000 6.750%,  11/15/2032
a
53,460
Wynn Macau, Ltd.
75,000 6.750%,  2/15/2034
a
75,965
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
190,000 7.125%,  2/15/2031
a
205,597
Yum! Brands, Inc.
184,000 4.750%,  1/15/2030
a
184,146
ZF North America Capital, Inc.
50,000 7.125%,  4/14/2030
a
50,386
67,000 6.750%,  4/23/2030
a
66,207
Total 14,533,970
Consumer Non-Cyclical  2.7%
1261229 B.C., Ltd.
111,000 10.000%,  4/15/2032
a
115,442
AbbVie, Inc.
220,000 5.500%,  3/15/2064 213,585
260,000 4.500%,  5/14/2035 255,161
132,000 5.350%,  3/15/2044 130,445
Acadia Healthcare Company, Inc.
75,000 7.375%,  3/15/2033
a,e
75,750
AdaptHealth, LLC
239,000 4.625%,  8/1/2029
a
231,622
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
61,000 4.625%,  1/15/2027
a
60,941
261,000 3.500%,  3/15/2029
a
250,662
26,000 5.500%,  3/31/2031
a
26,274
53,000 5.750%,  3/31/2034
a
53,214
Altria Group, Inc.
88,000 6.200%,  11/1/2028 92,936
Amneal Pharmaceuticals, LLC
28,000 6.875%,  8/1/2032
a
29,577
Anheuser-Busch InBev Worldwide,
Inc.
294,000 5.450%,  1/23/2039 304,364
BAT Capital Corporation
84,000 6.343%,  8/2/2030 90,852
93,000 7.750%,  10/19/2032 108,628
Bausch + Lomb Corporation
48,000 8.375%,  10/1/2028
a
50,100
Principal
Amount Long-Term Fixed Income  65.3% Value
Consumer Non-Cyclical  2.7% - continued
Becton, Dickinson and Company
$ 71,000 4.693%,  2/13/2028 $ 71,939
147,000 2.823%,  5/20/2030 138,559
BellRing Brands, Inc.
45,000 7.000%,  3/15/2030
a
46,524
BioMarin Pharmaceutical, Inc.,
Convertible
214,000 1.250%,  5/15/2027 204,991
Bio-Rad Laboratories, Inc.
105,000 3.300%,  3/15/2027 104,043
Bristol-Myers Squibb Company
89,000 5.750%,  2/1/2031 95,195
22,000 5.900%,  11/15/2033 24,039
Bunge, Ltd. Finance Corporation
178,000 3.200%,  4/21/2031 167,496
48,000 4.650%,  9/17/2034 47,097
Cargill, Inc.
61,000 5.375%,  10/23/2055
a
58,706
172,000 2.125%,  11/10/2031
a
152,330
286,000 5.125%,  2/11/2035
a
293,909
Cencora, Inc.
104,000 5.150%,  2/15/2035 106,294
Central Garden & Pet Company
86,000 4.125%,  10/15/2030
e
82,425
Champ Acquisition Corporation
43,000 8.375%,  12/1/2031
a
46,444
Chefs' Warehouse, Inc.,
Convertible
128,000 2.375%,  12/15/2028 194,074
CHS/Community Health Systems,
Inc.
58,000 6.875%,  4/15/2029
a
51,620
98,000 10.875%,  1/15/2032
a
106,961
94,000 9.750%,  1/15/2034
a
98,731
Cigna Group
88,000 5.600%,  2/15/2054 85,340
110,000 2.400%,  3/15/2030 102,090
176,000 4.875%,  9/15/2032 178,290
169,000 5.250%,  1/15/2036 172,043
Coca-Cola Company
88,000 5.300%,  5/13/2054 86,383
Conagra Brands, Inc.
137,000 5.750%,  8/1/2035
e
139,897
Concentra Health Services, Inc.
66,000 6.875%,  7/15/2032
a
69,023
Constellation Brands, Inc.
90,000 4.800%,  1/15/2029 91,448
151,000 3.150%,  8/1/2029 145,435
32,000 4.900%,  5/1/2033 32,147
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
34,000 5.600%,  1/15/2031
a
34,309
CVS Health Corporation
176,000 6.050%,  6/1/2054 174,985
215,000 6.750%,  12/10/2054
b
224,540
77,000 4.300%,  3/25/2028 77,255
267,000 4.780%,  3/25/2038 252,024
282,000 6.000%,  6/1/2044 283,386
DaVita, Inc.
40,000 3.750%,  2/15/2031
a
36,955
111,000 6.875%,  9/1/2032
a
115,547

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Consumer Non-Cyclical  2.7% - continued
$ 58,000 6.750%,  7/15/2033
a
$ 60,140
Edgewell Personal Care Company
81,000 5.500%,  6/1/2028
a
81,084
Eli Lilly & Company
176,000 5.000%,  2/9/2054 164,408
52,000 5.500%,  2/12/2055 52,044
Embecta Corporation
91,000 6.750%,  2/15/2030
a,e
89,554
Encompass Health Corporation
101,000 4.500%,  2/1/2028 100,825
Endo Finance Holdings, Inc.
78,000 8.500%,  4/15/2031
a
82,441
Energizer Holdings, Inc.
94,000 6.000%,  9/15/2033
a
90,165
Envista Holdings Corporation,
Convertible
76,000 1.750%,  8/15/2028 72,865
General Mills, Inc.
35,000 4.950%,  3/29/2033 35,507
Genmab AS/Genmab Finance,
LLC
130,000 6.250%,  12/15/2032
a
133,230
Gilead Sciences, Inc.
89,000 5.250%,  10/15/2033 93,525
Grifols SA
25,000 4.750%,  10/15/2028
a
24,690
HCA, Inc.
80,000 5.950%,  9/15/2054 79,032
114,000 5.250%,  3/1/2030 117,685
115,000 4.600%,  11/15/2032 113,959
150,000 5.750%,  3/1/2035 157,441
HLF Financing SARL, LLC/
Herbalife International, Inc.
55,000 12.250%,  4/15/2029
a
59,386
74,000 4.875%,  6/1/2029
a,e
69,495
Insulet Corporation
36,000 6.500%,  4/1/2033
a
37,526
Integer Holdings Corporation,
Convertible
72,000 2.125%,  2/15/2028 81,036
320,000 1.875%,  3/15/2030
a
295,360
IQVIA, Inc.
116,000 6.250%,  6/1/2032
a
121,211
Jazz Investments I, Ltd.,
Convertible
193,000 2.000%,  6/15/2026 223,108
184,000 3.125%,  9/15/2030 244,904
Jazz Securities DAC
66,000 4.375%,  1/15/2029
a
65,097
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
114,000 3.625%,  1/15/2032 106,678
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
114,000 6.375%,  4/15/2066
a
113,507
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
130,000 5.950%,  4/20/2035
a
136,694
Principal
Amount Long-Term Fixed Income  65.3% Value
Consumer Non-Cyclical  2.7% - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 78,000 9.000%,  2/15/2029
a
$ 81,877
Kenvue, Inc.
162,000 4.850%,  5/22/2032 165,657
Kraft Heinz Foods Company
87,000 6.750%,  3/15/2032 95,970
124,000 5.400%,  3/15/2035 127,398
59,000 5.000%,  6/4/2042 54,138
Lamb Weston Holdings, Inc.
66,000 4.375%,  1/31/2032
a
62,877
LCI Industries, Convertible
187,000 3.000%,  3/1/2030
a
221,128
LifePoint Health, Inc.
52,000 9.875%,  8/15/2030
a
55,988
98,000 11.000%,  10/15/2030
a
107,470
Mars, Inc.
15,000 5.650%,  5/1/2045
a
15,120
Medline Borrower, LP/Medline Co-
Issuer, Inc.
78,000 6.250%,  4/1/2029
a
80,633
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 86,176
Merck & Company, Inc.
160,000 5.550%,  12/4/2055 157,862
Mozart Debt Merger Sub, Inc.
135,000 3.875%,  4/1/2029
a
131,802
141,000 5.250%,  10/1/2029
a
141,762
Newell Brands, Inc.
81,000 6.375%,  9/15/2027 81,441
106,000 6.625%,  9/15/2029 105,614
50,000 6.375%,  5/15/2030
e
48,828
52,000 7.500%,  4/1/2046 43,395
Novartis Capital Corporation
204,000 4.700%,  9/18/2054 181,853
Organon & Company/Organon
Foreign Debt Co-Issuer BV
169,000 5.125%,  4/30/2031
a,e
139,965
Performance Food Group, Inc.
117,000 4.250%,  8/1/2029
a
114,389
82,000 6.125%,  9/15/2032
a
84,534
Perrigo Finance Unlimited
Company
136,000 4.900%,  6/15/2030 131,564
Pfizer, Inc.
73,000 4.500%,  11/15/2032 73,168
Philip Morris International, Inc.
93,000 5.625%,  11/17/2029 97,769
93,000 5.750%,  11/17/2032 99,392
132,000 5.250%,  2/13/2034 136,437
Post Holdings, Inc.
117,000 4.625%,  4/15/2030
a
113,930
195,000 4.500%,  9/15/2031
a
184,869
78,000 6.500%,  3/15/2036
a
78,105
Post Holdings, Inc., Convertible
244,000 2.500%,  8/15/2027 262,544
Prime Healthcare Services, Inc.
106,000 9.375%,  9/1/2029
a
111,300
Radiology Partners, Inc.
40,000 8.500%,  7/15/2032
a
41,786

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Consumer Non-Cyclical  2.7% - continued
Roche Holdings, Inc.
$ 130,000 5.218%,  3/8/2054
a
$ 125,965
136,000 2.076%,  12/13/2031
a
120,307
Royalty Pharma plc
123,000 5.150%,  9/2/2029 126,406
75,000 5.200%,  9/25/2035 75,379
Simmons Foods, Inc.
84,000 4.625%,  3/1/2029
a
80,929
Sotera Health Holdings, LLC
80,000 7.375%,  6/1/2031
a
83,906
Spectrum Brands, Inc.,
Convertible
152,000 3.375%,  6/1/2029 143,564
Star Parent, Inc.
84,000 9.000%,  10/1/2030
a
89,646
Stryker Corporation
100,000 5.200%,  2/10/2035 102,676
Surgery Center Holdings, Inc.
53,000 7.250%,  4/15/2032
a
53,608
Sysco Corporation
84,000 5.950%,  4/1/2030 89,077
Takeda Pharmaceutical Company,
Ltd.
230,000 5.650%,  7/5/2054 225,553
161,000 5.000%,  11/26/2028 164,758
Tenet Healthcare Corporation
277,000 5.125%,  11/1/2027 277,620
281,000 4.375%,  1/15/2030 275,710
79,000 5.500%,  11/15/2032
a
80,083
US Acute Care Solutions, LLC
108,000 9.750%,  5/15/2029
a
108,801
Whirlpool Corporation
47,000 6.500%,  6/15/2033 45,576
Winnebago Industries, Inc.,
Convertible
187,000 3.250%,  1/15/2030
e
175,313
Wyeth, LLC
215,000 6.500%,  2/1/2034 241,298
Zoetis, Inc.
131,000 5.600%,  11/16/2032 139,106
Total 16,126,646
Energy  2.2%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
141,000 5.375%,  6/15/2029
a
141,004
APA Corporation
131,000 4.375%,  10/15/2028 130,724
Archrock Partners, LP/Archrock
Partners Finance Corporation
84,000 6.250%,  4/1/2028
a
84,482
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
78,000 5.875%,  6/30/2029
a
78,205
58,000 6.625%,  7/15/2033
a
60,033
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
124,000 7.000%,  7/15/2029
a
129,321
Boardwalk Pipelines, LP
174,000 5.375%,  2/15/2036 174,864
Principal
Amount Long-Term Fixed Income  65.3% Value
Energy  2.2% - continued
BP Capital Markets America, Inc.
$ 127,000 4.812%,  2/13/2033 $ 128,616
120,000 5.227%,  11/17/2034 123,795
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,g
164,148
177,000 6.450%,  12/1/2033
b,g
188,120
Buckeye Partners, LP
111,000 4.500%,  3/1/2028
a
110,288
85,000 6.875%,  7/1/2029
a
88,418
California Resources Corporation
93,000 8.250%,  6/15/2029
a
97,276
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 97,204
97,000 3.250%,  1/31/2032 89,340
114,000 5.950%,  6/30/2033 120,882
Cheniere Energy, Inc.
77,000 5.650%,  4/15/2034 79,878
Civitas Resources, Inc.
37,000 8.375%,  7/1/2028
a
38,125
131,000 8.750%,  7/1/2031
a
135,900
CNX Resources Corporation
101,000 6.000%,  1/15/2029
a
101,680
CNX Resources Corporation,
Convertible
137,000 2.250%,  5/1/2026 391,957
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
a
78,717
175,000 6.042%,  8/15/2028
a
181,865
Comstock Resources, Inc.
84,000 6.750%,  3/1/2029
a
83,831
183,000 5.875%,  1/15/2030
a
177,996
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
107,000 5.500%,  6/15/2031
a
105,857
Crescent Energy Finance, LLC
89,000 7.750%,  7/31/2029
a
88,831
70,000 7.625%,  4/1/2032
a
67,867
82,000 7.875%,  4/15/2032
a
80,793
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
175,000 8.625%,  3/15/2029
a
183,429
57,000 7.375%,  6/30/2033
a
58,166
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
a
67,798
Diamondback Energy, Inc.
208,000 5.750%,  4/18/2054 196,568
Eastern Energy Gas Holdings, LLC
153,000 5.800%,  1/15/2035 161,550
Enbridge, Inc.
140,000 7.375%,  1/15/2083
b
143,726
182,000 7.625%,  1/15/2083
b
197,517
132,000 5.950%,  4/5/2054 133,624
44,000 5.700%,  3/8/2033 46,345
Energy Transfer, LP
136,000 6.500%,  2/15/2056
b
135,550
89,000 5.950%,  5/15/2054 84,341
107,000 8.000%,  5/15/2054
b
114,218
88,000 6.050%,  9/1/2054 84,631
54,000 7.125%,  5/15/2030
b,g
55,293
87,000 6.400%,  12/1/2030 93,978

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Energy  2.2% - continued
Enterprise Products Operating,
LLC
$ 115,000 5.550%,  2/16/2055 $ 111,447
Excelerate Energy, LP
29,000 8.000%,  5/15/2030
a
30,645
Genesis Energy LP/Genesis
Energy Finance Corporation
124,000 8.875%,  4/15/2030 130,488
102,000 7.875%,  5/15/2032 106,326
Harvest Midstream I, LP
122,000 7.500%,  9/1/2028
a
123,824
Hess Midstream Operations, LP
152,000 4.250%,  2/15/2030
a
148,669
Hilcorp Energy I, LP/Hilcorp
Finance Company
162,000 5.750%,  2/1/2029
a
160,278
78,000 6.000%,  4/15/2030
a
75,793
40,000 6.250%,  4/15/2032
a
37,655
Howard Midstream Energy
Partners, LLC
66,000 7.375%,  7/15/2032
a
69,642
81,000 6.625%,  1/15/2034
a
83,214
ITT Holdings, LLC
140,000 6.500%,  8/1/2029
a
134,351
Kinder Morgan, Inc.
162,000 5.950%,  8/1/2054 160,944
Kodiak Gas Services, LLC
54,000 6.500%,  10/1/2033
a
55,145
27,000 6.750%,  10/1/2035
a
27,762
MPLX, LP
136,000 4.800%,  2/15/2031 137,428
43,000 5.000%,  3/1/2033 43,202
123,000 5.500%,  6/1/2034 125,483
Nabors Industries, Inc.
117,000 9.125%,  1/31/2030
a
122,331
79,000 7.625%,  11/15/2032
a
77,647
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
65,000 8.125%,  2/15/2029
a
67,468
97,000 8.375%,  2/15/2032
a
100,450
Noble Finance II, LLC
78,000 8.000%,  4/15/2030
a
81,035
Northern Oil and Gas, Inc.
90,000 8.750%,  6/15/2031
a
90,864
Northern Oil and Gas, Inc.,
Convertible
341,000 3.625%,  4/15/2029 328,553
Occidental Petroleum Corporation
174,000 8.875%,  7/15/2030 201,197
ONEOK, Inc.
168,000 5.700%,  11/1/2054 156,565
87,000 5.650%,  11/1/2028 90,357
113,000 4.750%,  10/15/2031 113,600
Ovintiv, Inc.
124,000 7.200%,  11/1/2031 136,893
PBF Holding Company, LLC/PBF
Finance Corporation
127,000 6.000%,  2/15/2028 125,792
30,000 7.875%,  9/15/2030
a
28,891
Phillips 66 Company
76,000 6.200%,  3/15/2056
b
75,688
Principal
Amount Long-Term Fixed Income  65.3% Value
Energy  2.2% - continued
Pioneer Natural Resources
Company
$ 120,000 1.900%,  8/15/2030 $ 108,683
Prairie Acquiror, LP
94,000 9.000%,  8/1/2029
a
97,706
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
a
77,867
Rockies Express Pipeline, LLC
98,000 4.950%,  7/15/2029
a
97,786
Santos Finance, Ltd.
53,000 5.750%,  11/13/2035
a
52,706
Saturn Oil & Gas, Inc.
36,000 9.625%,  6/15/2029
a,e
35,493
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
a
61,275
SESI, LLC
53,000 7.875%,  9/30/2030
a
52,175
SM Energy Company
61,000 6.500%,  7/15/2028
e
61,660
53,000 7.000%,  8/1/2032
a
52,103
South Bow USA Infrastructure
Holdings, LLC
46,000 5.584%,  10/1/2034 46,455
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
78,000 5.875%,  3/1/2027 78,066
Sunoco, LP
92,000 7.000%,  5/1/2029
a
95,952
108,000 5.875%,  3/15/2034
a
107,990
Sunoco, LP/Sunoco Finance
Corporation
114,000 5.875%,  3/15/2028 114,278
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
52,000 5.500%,  1/15/2028
a
52,028
117,000 7.375%,  2/15/2029
a
120,927
134,000 6.750%,  3/15/2034
a
133,997
Talos Production, Inc.
34,000 9.000%,  2/1/2029
a
35,314
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 234,425
TGNR Intermediate Holdings, LLC
82,000 5.500%,  10/15/2029
a
81,199
TotalEnergies Capital SA
264,000 5.488%,  4/5/2054 255,267
TransCanada Trust
133,000 5.875%,  8/15/2076
b
133,163
Transocean International, Ltd.
31,000 8.250%,  5/15/2029
a
31,243
82,500 8.750%,  2/15/2030
a
86,205
UGI Corporation, Convertible
75,000 5.000%,  6/1/2028 106,275
USA Compression Partners, LP/
USA Compression Finance
Corporation
115,000 7.125%,  3/15/2029
a
119,038
80,000 6.250%,  10/1/2033
a
80,959
Valaris, Ltd.
42,000 8.375%,  4/30/2030
a
43,699

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Energy  2.2% - continued
Venture Global LNG, Inc.
$ 158,000 8.125%,  6/1/2028
a
$ 160,039
278,000 9.000%,  9/30/2029
a,b,g
219,545
188,000 8.375%,  6/1/2031
a
186,952
129,000 9.875%,  2/1/2032
a
133,266
Venture Global Plaquemines LNG,
LLC
40,000 6.125%,  12/15/2030
a
40,734
52,000 6.500%,  1/15/2034
a
53,260
40,000 6.500%,  6/15/2034
a
40,871
60,000 7.750%,  5/1/2035
a
65,697
117,000 6.750%,  1/15/2036
a
119,842
Western Midstream Operating, LP
120,000 4.800%,  3/1/2031 119,949
Williams Companies, Inc.
164,000 4.900%,  3/15/2029 167,418
98,000 2.600%,  3/15/2031 89,466
48,000 5.600%,  3/15/2035 49,919
Total 13,037,270
Financials  7.2%
Acrisure, LLC/Acrisure Finance,
Inc.
22,000 4.250%,  2/15/2029
a
21,454
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.950%,  3/10/2055
b
157,175
150,000 5.750%,  6/6/2028 155,306
175,000 5.375%,  12/15/2031 181,247
Agree, LP
91,000 5.625%,  6/15/2034 95,123
Air Lease Corporation
180,000 4.650%,  6/15/2026
b,g
177,547
98,000 3.125%,  12/1/2030 90,814
Aircastle, Ltd.
165,000 5.250%,  6/15/2026
a,b,g
164,180
98,000 2.850%,  1/26/2028
a
95,219
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
78,000 4.250%,  10/15/2027
a
77,504
92,000 6.750%,  4/15/2028
a
93,672
108,000 7.000%,  1/15/2031
a
112,047
Ally Financial, Inc.
255,000 4.700%,  5/15/2026
b,g
252,408
254,000 8.000%,  11/1/2031 288,291
47,000 6.700%,  2/14/2033 49,122
American Express Company
190,000 3.550%,  9/15/2026
b,g
187,385
American Homes 4 Rent, LP
75,000 4.950%,  6/15/2030 76,501
American International Group, Inc.
176,000 5.125%,  3/27/2033 181,005
Americold Realty Operating
Partnership, LP
125,000 5.600%,  5/15/2032 125,845
Ameriprise Financial, Inc.
166,000 5.200%,  4/15/2035 169,481
AmWINS Group, Inc.
65,000 6.375%,  2/15/2029
a
66,847
69,000 4.875%,  6/30/2029
a
67,858
Aon North America, Inc.
176,000 5.750%,  3/1/2054 175,107
Principal
Amount Long-Term Fixed Income  65.3% Value
Financials  7.2% - continued
Apollo Debt Solutions BDC
$ 137,000 6.700%,  7/29/2031 $ 144,561
Ares Capital Corporation
108,000 5.875%,  3/1/2029 110,790
Ares Strategic Income Fund
220,000 5.450%,  9/9/2028
a
221,839
Arthur J. Gallagher & Company
132,000 5.750%,  7/15/2054 129,773
Avolon Holdings Funding, Ltd.
180,000 5.750%,  3/1/2029
a
186,126
171,000 5.375%,  5/30/2030
a
175,550
73,000 4.700%,  1/30/2031
a
72,530
Azorra Finance, Ltd.
168,000 7.750%,  4/15/2030
a
177,394
Bank of America Corporation
165,000 6.125%,  4/27/2027
b,g
167,457
186,000 4.376%,  4/27/2028
b
186,742
145,000 5.819%,  9/15/2029
b
151,247
392,000 3.974%,  2/7/2030
b
389,793
160,000 5.162%,  1/24/2031
b
165,177
328,000 2.687%,  4/22/2032
b
300,991
144,000 2.572%,  10/20/2032
b
129,874
179,000 2.972%,  2/4/2033
b
163,696
339,000 5.425%,  8/15/2035
b
346,704
92,000 3.846%,  3/8/2037
b
86,640
Bank of Montreal
92,000 3.088%,  1/10/2037
b
82,796
Bank of New York Mellon
Corporation
150,000 5.950%,  12/20/2030
b,g
152,291
75,000 6.474%,  10/25/2034
b
83,903
Bank of Nova Scotia
118,000 6.875%,  10/27/2085
b
120,982
Barclays plc
85,000 5.501%,  8/9/2028
b
86,842
145,000 4.972%,  5/16/2029
b
147,404
200,000 4.942%,  9/10/2030
b
203,963
110,000 6.224%,  5/9/2034
b
118,283
88,000 7.119%,  6/27/2034
b
98,535
Belrose Funding Trust II
127,000 6.792%,  5/15/2055
a
131,870
BlackRock Funding, Inc.
88,000 5.250%,  3/14/2054 84,340
Blackstone Mortgage Trust, Inc.,
Convertible
26,000 5.500%,  3/15/2027 25,623
Blackstone Private Credit Fund
161,000 5.600%,  11/22/2029 162,518
128,000 5.050%,  9/10/2030 126,054
Blackstone Reg Finance
Company, LLC
41,000 4.950%,  2/15/2036 40,700
Blue Owl Credit Income
Corporation
136,000 4.700%,  2/8/2027 135,465
Blue Owl Technology Finance
Corporation
171,000 6.100%,  3/15/2028
a
172,016
44,000 6.750%,  4/4/2029
e
45,003
Boston Properties, LP, Convertible
108,000 2.000%,  10/1/2030
a
104,274

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Financials  7.2% - continued
Brixmor Operating Partnership, LP
$ 159,000 2.250%,  4/1/2028 $ 152,664
Brookfield Asset Management,
Ltd.
23,000 6.077%,  9/15/2055 23,511
Brookfield Finance, Inc.
106,000 5.813%,  3/3/2055 104,569
Brown & Brown, Inc.
35,000 6.250%,  6/23/2055 36,394
35,000 5.550%,  6/23/2035 35,887
Burford Capital Global Finance,
LLC
186,000 9.250%,  7/1/2031
a
191,507
56,000 7.500%,  7/15/2033
a
53,439
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,e,g
108,678
119,000 3.273%,  3/1/2030
b
115,472
46,000 6.700%,  11/29/2032 50,908
Charles Schwab Corporation
240,000 4.000%,  6/1/2026
b,g
238,533
87,000 6.136%,  8/24/2034
b
94,828
174,000 4.914%,  11/14/2036
b
172,832
CHL Mortgage Pass-Through Trust
52,484
6.219%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
51,802
547,872
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 233,189
Citadel, LP
102,000 6.375%,  1/23/2032
a
108,258
Citigroup, Inc.
94,000 1.462%,  6/9/2027
b
92,922
172,000 3.070%,  2/24/2028
b
170,031
90,000 7.375%,  5/15/2028
b,g
94,422
96,000 7.625%,  11/15/2028
b,g
100,658
391,000 4.075%,  4/23/2029
b
390,731
107,000 7.125%,  8/15/2029
b,g
110,314
94,000 6.950%,  2/15/2030
b,g
96,912
162,000 6.875%,  8/15/2030
b,g
168,335
158,000 6.625%,  2/15/2031
b,g
160,571
210,000 4.952%,  5/7/2031
b
214,491
87,000 6.174%,  5/25/2034
b
92,393
130,000 7.000%,  8/15/2034
b,g
137,107
145,000 6.020%,  1/24/2036
b
151,872
197,000 5.174%,  9/11/2036
b
198,841
Citizens Financial Group, Inc.
115,000 4.000%,  10/6/2026
b,e,g
114,393
72,000 5.718%,  7/23/2032
b
75,485
CNA Financial Corporation
176,000 5.125%,  2/15/2034 177,026
Coinbase Global, Inc., Convertible
90,000 0.500%,  6/1/2026 89,775
124,000 Zero Coupon,  10/1/2029
a
115,047
102,000 0.250%,  4/1/2030 104,346
133,000 Zero Coupon,  10/1/2032
a
118,968
Comerica, Inc.
48,000 5.982%,  1/30/2030
b
50,074
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
a
106,546
COPT Defense Properties, LP
192,000 2.250%,  3/15/2026 191,150
Principal
Amount Long-Term Fixed Income  65.3% Value
Financials  7.2% - continued
COPT Defense Properties, LP,
Convertible
$ 36,000 5.250%,  9/15/2028
a
$ 40,239
Corebridge Financial, Inc.
138,000 6.375%,  9/15/2054
b
139,055
71,000 6.875%,  12/15/2052
b
72,707
87,000 6.050%,  9/15/2033 92,320
100,000 5.750%,  1/15/2034 104,549
Countrywide Home Loan
Mortgage Pass Through Trust
200,781
4.792%,  11/25/2035, Ser.
2005-22, Class 2A1
b
165,408
Cousins Properties, LP
40,000 5.375%,  2/15/2032 41,189
Credit Agricole SA
98,000 3.250%,  1/14/2030
a
93,152
Credit Suisse Group AG
110,000 7.250%,  N/A
*,i
28,600
110,000 7.500%,  N/A
*,i
28,600
Dai-ichi Life Insurance Company,
Ltd.
90,000 6.200%,  1/16/2035
a,b,g
94,014
Deutsche Bank AG/New York, NY
150,000 2.311%,  11/16/2027
b
147,568
136,000 3.742%,  1/7/2033
b
126,324
Digital Realty Trust, LP, Convertible
114,000 1.875%,  11/15/2029
a
115,596
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
403,000 5.950%,  9/17/2030
a
384,397
Elevance Health, Inc.
176,000 5.650%,  6/15/2054 171,170
257,000 2.550%,  3/15/2031 234,640
Encore Capital Group, Inc.
82,000 9.250%,  4/1/2029
a
86,408
51,000 6.625%,  4/15/2031
a
51,255
Encore Capital Group, Inc.,
Convertible
88,000 4.000%,  3/15/2029 96,624
EPR Properties
168,000 4.750%,  11/15/2030 166,691
ERP Operating, LP
140,000 4.950%,  6/15/2032 143,149
Essential Properties, LP
48,000 5.400%,  12/1/2035 48,088
Federal Realty OP, LP, Convertible
53,000 3.250%,  1/15/2029
a
53,504
Fifth Third Bancorp
86,000 4.772%,  7/28/2030
b
87,030
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 236,815
First Citizens BancShares, Inc./NC
176,000 5.600%,  9/5/2035
b
175,694
FirstCash, Inc.
117,000 5.625%,  1/1/2030
a
117,435
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
a
105,423
Franklin BSP Capital Corporation
129,000 6.000%,  10/2/2030
a
127,813

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Financials  7.2% - continued
Freedom Mortgage Holdings, LLC
$ 176,000 9.250%,  2/1/2029
a
$ 184,597
52,000 6.875%,  5/1/2031
a
52,031
76,000 9.125%,  5/15/2031
a
81,628
28,000 8.375%,  4/1/2032
a
29,475
55,000 7.875%,  4/1/2033
a
56,956
FS KKR Capital Corporation
97,000 2.625%,  1/15/2027 94,323
FTAI Aviation Investors, LLC
79,000 5.500%,  5/1/2028
a
79,069
52,000 7.000%,  5/1/2031
a
54,761
48,000 7.000%,  6/15/2032
a
50,460
GGAM Finance, Ltd.
81,000 8.000%,  6/15/2028
a
85,776
139,000 5.875%,  3/15/2030
a
141,056
Global Aircraft Leasing Company,
Ltd.
64,000 8.750%,  9/1/2027
a
66,371
Global Net Lease, Inc.
52,000 4.500%,  9/30/2028
a
50,975
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
102,000 3.750%,  12/15/2027
a
99,317
goeasy, Ltd.
24,000 9.250%,  12/1/2028
a
24,678
39,000 7.625%,  7/1/2029
a
38,564
112,000 6.875%,  2/15/2031
a
104,764
Goldman Sachs BDC, Inc.
80,000 6.375%,  3/11/2027 81,665
177,000 5.650%,  9/9/2030 177,630
Goldman Sachs Group, Inc.
93,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,g
93,163
124,000 3.650%,  8/10/2026
b,g
122,218
188,000 4.125%,  11/10/2026
b,g
186,194
92,000 2.640%,  2/24/2028
b
90,565
185,000 4.482%,  8/23/2028
b
186,298
196,000 3.814%,  4/23/2029
b
194,850
98,000 2.615%,  4/22/2032
b
89,358
97,000 2.383%,  7/21/2032
b
86,874
98,000 6.125%,  11/10/2034
b,g
99,367
165,000 5.330%,  7/23/2035
b
169,531
209,000 5.016%,  10/23/2035
b
210,119
75,000 4.939%,  10/21/2036
b
74,454
Goldman Sachs Private Credit
Corporation
68,000 5.375%,  1/31/2029
a
68,270
Hartford Insurance Group, Inc.
98,000 2.800%,  8/19/2029 93,693
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
48,000 3.750%,  8/15/2028
a,e
61,018
Hercules Capital, Inc., Convertible
29,000 4.750%,  9/1/2028
a
29,052
Highwoods Realty, LP
47,000 5.350%,  1/15/2033 46,965
HSBC Holdings plc
273,000 4.583%,  6/19/2029
b
275,522
117,000 2.804%,  5/24/2032
b
107,041
200,000 5.741%,  9/10/2036
b
205,878
Principal
Amount Long-Term Fixed Income  65.3% Value
Financials  7.2% - continued
HUB International, Ltd.
$ 103,000 7.250%,  6/15/2030
a
$ 108,142
Huntington Bancshares, Inc./OH
105,000 4.450%,  10/15/2027
b,g
103,256
140,000 6.141%,  11/18/2039
b
145,889
Huntington Bank Auto Credit-
Linked Notes
138,965
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
140,456
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
25,000 6.250%,  5/15/2026 24,983
193,000 5.250%,  5/15/2027 190,347
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 126,650
150,000 4.950%,  1/15/2033 152,178
Jane Street Group/JSG Finance,
Inc.
123,000 4.500%,  11/15/2029
a
121,138
40,000 7.125%,  4/30/2031
a
42,031
67,000 6.125%,  11/1/2032
a
68,177
130,000 6.750%,  5/1/2033
a
135,694
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
a
75,096
98,000 6.625%,  10/15/2031
a
96,439
Jefferson Capital Holdings, LLC
65,000 6.000%,  8/15/2026
a
64,806
162,000 9.500%,  2/15/2029
a
170,130
JPMorgan Chase & Company
294,000 4.005%,  4/23/2029
b
293,717
97,000 2.069%,  6/1/2029
b
92,626
101,000 6.500%,  4/1/2030
b,g
104,950
392,000 4.493%,  3/24/2031
b
395,407
92,000 2.963%,  1/25/2033
b
84,427
83,000 4.912%,  7/25/2033
b
84,553
94,000 5.717%,  9/14/2033
b
99,376
83,000 5.350%,  6/1/2034
b
86,238
98,000 6.254%,  10/23/2034
b
107,598
44,000 5.336%,  1/23/2035
b
45,602
147,000 5.766%,  4/22/2035
b
156,642
84,000 5.502%,  1/24/2036
b
87,790
163,000 4.810%,  10/22/2036
b
161,853
156,000 5.534%,  11/29/2045
b
158,377
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 144,253
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 124,425
116,000 5.875%,  10/15/2035 116,532
Kite Realty Group, LP, Convertible
9,000 0.750%,  4/1/2027
a
9,467
Liberty Mutual Group, Inc.
44,000 4.125%,  12/15/2051
a,b
43,386
Lincoln National Corporation
74,000
6.471%,  (TSFR3M +
2.619%), 2/17/2026
b
64,061
Lloyds Banking Group plc
200,000 4.425%,  11/4/2031
b
199,376
LPL Holdings, Inc.
148,000 4.900%,  4/3/2028 150,161

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Financials  7.2% - continued
M&T Bank Corporation
$ 290,000 3.500%,  9/1/2026
b,g
$ 280,967
Macquarie AirFinance Holdings,
Ltd.
35,000 6.400%,  3/26/2029
a
36,676
96,000 5.150%,  3/17/2030
a
97,317
Macquarie Bank, Ltd.
200,000 5.642%,  8/13/2036
a,b
202,712
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
a,b
191,505
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 78,922
MetLife, Inc.
96,000 6.350%,  3/15/2055
b
101,237
115,000 5.875%,  3/15/2028
b,e,g
117,158
137,000 6.400%,  12/15/2036 143,739
Mid-America Apartments, LP
121,000 4.200%,  6/15/2028 121,547
Mizuho Financial Group, Inc.
200,000 2.564%,  9/13/2031 179,133
88,000 5.748%,  7/6/2034
b
93,210
Molina Healthcare, Inc.
32,000 4.375%,  6/15/2028
a
31,470
77,000 6.250%,  1/15/2033
a
78,499
Morgan Stanley
116,000 5.516%,  11/19/2055
b
114,659
193,000 1.512%,  7/20/2027
b
190,255
65,000 5.123%,  2/1/2029
b
66,354
118,000 3.622%,  4/1/2031
b
114,652
92,000 2.943%,  1/21/2033
b
83,968
85,000 4.889%,  7/20/2033
b
86,224
88,000 5.250%,  4/21/2034
b
90,601
102,000 5.424%,  7/21/2034
b
106,112
72,000 5.831%,  4/19/2035
b
76,511
61,000 5.587%,  1/18/2036
b
63,744
185,000 2.484%,  9/16/2036
b
162,673
MPT Operating Partnership, LP/
MPT Finance Corporation
61,000 8.500%,  2/15/2032
a
65,144
NatWest Group plc
98,000 4.892%,  5/18/2029
b
99,649
225,000 6.475%,  6/1/2034
b
236,231
Navient Corporation
47,000 5.000%,  3/15/2027 47,102
New York Life Global Funding
89,000 5.000%,  1/9/2034
a
90,435
Nippon Life Insurance Company
425,000 5.950%,  4/16/2054
a,b
442,542
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 138,003
200,000 5.783%,  7/3/2034 211,086
Northwestern Mutual Life
Insurance Company
148,000 6.170%,  5/29/2055
a
157,074
Omega Healthcare Investors, Inc.
129,000 5.200%,  7/1/2030 131,281
OneMain Finance Corporation
134,000 3.500%,  1/15/2027 132,692
63,000 6.750%,  3/15/2032 64,696
248,000 7.125%,  9/15/2032 257,652
Principal
Amount Long-Term Fixed Income  65.3% Value
Financials  7.2% - continued
Osaic Holdings, Inc.
$ 84,000 6.750%,  8/1/2032
a
$ 87,748
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
210,000 4.875%,  5/15/2029
a
205,061
Pebblebrook Hotel Trust,
Convertible
256,000 1.750%,  12/15/2026 247,040
176,000 1.625%,  1/15/2030
a
170,808
PennyMac Financial Services, Inc.
28,000 7.125%,  11/15/2030
a
29,434
89,000 6.875%,  5/15/2032
a
93,174
27,000 6.750%,  2/15/2034
a
27,911
Phoenix Aviation Capital, Ltd.
91,000 9.250%,  7/15/2030
a
96,944
PNC Bank NA
98,000 2.700%,  10/22/2029 92,539
PNC Financial Services Group,
Inc.
131,000 6.200%,  9/15/2027
b,g
133,155
77,000 5.582%,  6/12/2029
b
79,858
140,000 6.250%,  3/15/2030
b,g
144,534
87,000 6.875%,  10/20/2034
b
98,452
PRA Group, Inc.
123,000 8.375%,  2/1/2028
a
125,674
Prologis Targeted US Logistics
Fund, LP
128,000 5.250%,  4/1/2029
a
131,792
81,000 5.250%,  1/15/2035
a
82,431
Prologis, LP
107,000 5.250%,  3/15/2054 101,670
Protective Life Corporation
159,000 4.700%,  1/15/2031
a
159,501
Provident Financing Trust I
72,000 7.405%,  3/15/2038
e
77,820
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
89,177
138,000 6.750%,  3/1/2053
b
147,459
220,000 6.500%,  3/15/2054
b
232,524
85,000 3.700%,  10/1/2050
b
79,062
Regency Centers, LP
135,000 5.250%,  1/15/2034 138,794
Reinsurance Group of America,
Inc.
87,000 6.000%,  9/15/2033 92,666
170,000 5.750%,  9/15/2034 177,290
Rexford Industrial Realty, LP,
Convertible
63,000 4.375%,  3/15/2027
a
62,654
73,000 4.125%,  3/15/2029
a
72,759
RGA Global Funding
83,000 5.500%,  1/11/2031
a
86,328
RHP Hotel Properties, LP/RHP
Finance Corporation
39,000 4.750%,  10/15/2027 38,838
76,000 4.500%,  2/15/2029
a
75,243
Rithm Capital Corporation
26,000 8.000%,  4/1/2029
a
26,694
58,000 8.000%,  7/15/2030
a
59,314
RLJ Lodging Trust, LP
70,000 4.000%,  9/15/2029
a
66,394

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Financials  7.2% - continued
Rocket Companies, Inc.
$ 34,000 6.125%,  8/1/2030
a
$ 35,145
31,000 7.125%,  2/1/2032
a
32,612
87,000 6.375%,  8/1/2033
a
90,708
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
113,000 3.625%,  3/1/2029
a
109,144
46,000 3.875%,  3/1/2031
a
43,681
41,000 4.000%,  10/15/2033
a
38,093
Royal Bank of Canada
90,000 6.750%,  8/24/2085
b
93,400
Ryan Specialty, LLC
40,000 4.375%,  2/1/2030
a
39,257
52,000 5.875%,  8/1/2032
a
53,132
Santander Holdings USA, Inc.
90,000 2.490%,  1/6/2028
b,e
88,460
149,000 5.473%,  3/20/2029
b
152,269
Shift4 Payments, Inc., Convertible
233,000 0.500%,  8/1/2027 223,913
Simon Property Group, LP
87,000 6.250%,  1/15/2034 95,470
Sixth Street Lending Partners
85,000 6.125%,  7/15/2030 87,240
SLM Corporation
18,000 6.500%,  1/31/2030 18,631
Societe Generale SA
67,000 10.000%,  11/14/2028
a,b,g
74,470
200,000 5.249%,  5/22/2029
a,b
204,026
200,000 5.439%,  10/3/2036
a,b
200,435
Standard Chartered plc
131,000 2.608%,  1/12/2028
a,b
128,935
Starwood Property Trust, Inc.
41,000 4.375%,  1/15/2027
a
40,745
80,000 5.250%,  10/15/2028
a
80,582
31,000 6.500%,  10/15/2030
a
32,320
27,000 5.750%,  1/15/2031
a
27,290
Starwood Property Trust, Inc.,
Convertible
155,000 6.750%,  7/15/2027 160,115
State Street Corporation
88,000 6.700%,  3/15/2029
b,g
91,813
77,000 4.421%,  5/13/2033
b
76,633
Stonebriar ABF Issuer, LLC
42,000 8.125%,  12/15/2030
a
43,226
Stonex Escrow Issuer, LLC
102,000 6.875%,  7/15/2032
a
105,798
Sumitomo Life Insurance Company
170,000 3.375%,  4/15/2081
a,b
159,332
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.716%,  9/14/2028 208,306
132,000 5.766%,  1/13/2033 140,573
Synchrony Financial
82,000 7.250%,  2/2/2033 88,085
Synovus Bank
87,000 5.625%,  2/15/2028 88,864
Terawulf, Inc., Convertible
68,000 2.750%,  2/1/2030
a
110,996
127,000 1.000%,  9/1/2031
a
149,797
141,000 Zero Coupon,  5/1/2032
a
121,965
Principal
Amount Long-Term Fixed Income  65.3% Value
Financials  7.2% - continued
Toronto-Dominion Bank
$ 125,000 8.125%,  10/31/2082
b
$ 131,818
91,000 4.456%,  6/8/2032 90,823
69,000 5.146%,  9/10/2034
b
70,135
Truist Bank
99,000 2.250%,  3/11/2030 90,687
Truist Financial Corporation
160,000 6.047%,  6/8/2027
b
161,287
80,000 1.887%,  6/7/2029
b
76,004
200,000 5.100%,  3/1/2030
b,g
201,374
155,000 5.153%,  8/5/2032
b
160,014
129,000 5.711%,  1/24/2035
b
135,698
U.S. Bancorp
127,000 4.548%,  7/22/2028
b
128,053
42,000 5.836%,  6/12/2034
b
44,809
125,000 5.678%,  1/23/2035
b
131,988
UBS Group AG
191,000 3.869%,  1/12/2029
a,b
189,922
United Wholesale Mortgage, LLC
212,000 5.500%,  4/15/2029
a
210,481
UnitedHealth Group, Inc.
264,000 5.375%,  4/15/2054 249,097
Unum Group
100,000 5.250%,  12/15/2035 99,249
Ventas Realty, LP, Convertible
106,000 3.750%,  6/1/2026 149,672
Wells Fargo & Company
100,000 3.900%,  3/15/2026
b,g
99,689
196,000 3.584%,  5/22/2028
b
194,712
127,000 4.808%,  7/25/2028
b
128,422
180,000 7.625%,  9/15/2028
b,g
191,989
196,000 4.478%,  4/4/2031
b
197,295
62,000 5.389%,  4/24/2034
b
64,507
88,000 5.557%,  7/25/2034
b
92,260
101,000 6.491%,  10/23/2034
b
111,801
357,000 5.499%,  1/23/2035
b
372,483
Welltower OP, LLC, Convertible
122,000 2.750%,  5/15/2028
a
238,937
114,000 3.125%,  7/15/2029
a
172,140
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
144,639
Willis North America, Inc.
88,000 5.900%,  3/5/2054 87,843
XHR, LP
45,000 4.875%,  6/1/2029
a
44,367
33,000 6.625%,  5/15/2030
a
34,059
Total 42,427,866
Foreign Government  0.1%
Mexico Government International
Bond
200,000 5.625%,  9/22/2035 197,200
Saudi Arabian Oil Company
130,000 5.750%,  7/17/2054
a
126,818
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
a
94,982
Total 419,000

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Mortgage-Backed Securities  20.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 297,716 2.000%,  1/1/2052 $ 244,363
138,251 6.000%,  1/1/2055 145,094
3,291,298 2.500%,  5/1/2051 2,821,030
3,507,953 3.500%,  5/1/2052 3,268,153
2,182,093 4.000%,  5/1/2052 2,091,179
4,360,442 5.000%,  7/1/2053 4,388,201
5,044,622 5.500%,  7/1/2053 5,171,083
288,691 5.000%,  8/1/2053 291,340
1,060,666 5.500%,  9/1/2053 1,091,881
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,751,337 2.500%,  7/1/2030 1,704,535
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,429,278 3.500%,  5/1/2040 2,324,747
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,029,175 3.000%,  1/1/2052 4,487,794
423,960 2.000%,  2/1/2051 347,985
677,223 2.000%,  2/1/2051 555,861
3,210,273 2.500%,  2/1/2051 2,723,440
2,620,537 2.500%,  2/1/2051 2,260,738
4,402,732 2.000%,  3/1/2051 3,587,996
3,336,576 4.000%,  3/1/2051 3,218,635
5,753,195 3.000%,  3/1/2052 5,137,424
4,787,036 2.000%,  4/1/2051 3,884,489
2,168,596 3.000%,  4/1/2051 1,921,811
2,109,286 5.500%,  4/1/2054 2,167,912
814,030 2.000%,  5/1/2051 664,711
1,911,617 3.000%,  5/1/2051 1,731,805
2,039,026 3.000%,  6/1/2050 1,852,368
954,376 4.000%,  6/1/2052 910,739
2,664,645 5.000%,  6/1/2053 2,685,266
4,523,506 2.500%,  7/1/2051 3,901,535
2,191,397 3.500%,  7/1/2051 2,049,450
2,175,693 4.000%,  7/1/2052 2,076,218
962,542 2.500%,  8/1/2050 832,643
4,150,913 3.500%,  8/1/2050 3,896,924
3,951,369 3.500%,  8/1/2052 3,661,999
2,378,666 4.500%,  8/1/2052 2,334,620
403,922 5.000%,  8/1/2053 406,923
1,142,348 3.500%,  9/1/2052 1,064,168
3,034,696 3.500%,  9/1/2052 2,836,165
332,307 5.000%,  9/1/2052 335,085
691,823 4.500%,  9/1/2053 682,190
2,526,008 4.500%,  9/1/2053 2,486,474
3,648,366 4.000%,  10/1/2052 3,496,689
785,546 2.000%,  11/1/2051 644,756
1,488,529 3.500%,  11/1/2052 1,393,218
3,242,613 2.000%,  12/1/2050 2,662,188
10,602,092 4.500%,  12/1/2052 10,450,922
1,175,000 3.000%,  1/1/2048
j
1,039,095
1,700,000 4.500%,  1/1/2049
j
1,659,442
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,187,654 2.500%,  3/1/2062 4,271,530
1,871,273 3.500%,  7/1/2061 1,700,279
Principal
Amount Long-Term Fixed Income  65.3% Value
Mortgage-Backed Securities  20.3% -
continued
$ 1,893,961 4.000%,  12/1/2061 $ 1,784,144
PRPM, LLC
550,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
519,126
825,000
5.413%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,c
818,187
270,004
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
270,515
Sequoia Mortgage Trust
550,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
531,299
Total 119,486,364
Technology  2.3%
Accenture Capital, Inc.
143,000 4.500%,  10/4/2034 140,964
Akamai Technologies, Inc.,
Convertible
123,000 0.375%,  9/1/2027 123,307
120,000 1.125%,  2/15/2029 118,560
194,000 0.250%,  5/15/2033
a
214,467
Alphabet, Inc.
87,000 5.250%,  5/15/2055 83,327
167,000 4.375%,  11/15/2032 167,567
79,000 4.700%,  11/15/2035 79,019
APLD ComputeCo, LLC
52,000 9.250%,  12/15/2030
a
51,007
Apple, Inc.
444,000 3.750%,  9/12/2047 350,731
Applied Digital Corporation,
Convertible
169,000 2.750%,  6/1/2030 455,666
Avnet, Inc., Convertible
70,000 1.750%,  9/1/2030
a,e
68,985
Block, Inc.
54,000 5.625%,  8/15/2030
a
55,097
194,000 6.500%,  5/15/2032 201,733
54,000 6.000%,  8/15/2033
a
55,437
Block, Inc., Convertible
34,000 0.250%,  11/1/2027 31,433
Boost Newco Borrower, LLC
197,000 7.500%,  1/15/2031
a
209,381
Broadcom, Inc.
237,000 4.900%,  7/15/2032 241,977
84,000 4.800%,  10/15/2034 84,162
175,000 4.900%,  2/15/2038 171,557
CACI International, Inc.
38,000 6.375%,  6/15/2033
a
39,318
Central Parent, Inc./CDK Global,
Inc.
44,000 7.250%,  6/15/2029
a
37,304
Cipher Compute, LLC
66,000 7.125%,  11/15/2030
a
67,220
Cisco Systems, Inc.
176,000 5.350%,  2/26/2064 166,245
Clarivate Science Holdings
Corporation
86,000 3.875%,  7/1/2028
a
83,489
Cloud Software Group, Inc.
353,000 6.500%,  3/31/2029
a
357,620

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Technology  2.3% - continued
$ 119,000 9.000%,  9/30/2029
a
$ 123,940
Coherent Corporation
83,000 5.000%,  12/15/2029
a
82,719
CommScope Technologies, LLC
58,000 5.000%,  3/15/2027
a
57,870
CommScope, LLC
63,000 4.750%,  9/1/2029
a
62,911
CoreWeave, Inc.
83,000 9.000%,  2/1/2031
a
76,071
CSG Systems International, Inc.,
Convertible
167,000 3.875%,  9/15/2028 197,394
Dell, Inc.
118,000 6.500%,  4/15/2038 126,602
Diebold Nixdorf, Inc.
49,000 7.750%,  3/31/2030
a
52,144
Euronet Worldwide, Inc.,
Convertible
103,000 0.625%,  10/1/2030
a
93,923
Fair Isaac Corporation
103,000 6.000%,  5/15/2033
a
105,796
Fiserv, Inc.
172,000 5.350%,  3/15/2031 176,491
43,000 5.600%,  3/2/2033 44,384
172,000 5.450%,  3/15/2034 174,394
138,000 5.150%,  8/12/2034 136,933
Flash Compute, LLC
27,000 7.250%,  12/31/2030
a
26,751
Gen Digital, Inc.
97,000 7.125%,  9/30/2030
a
100,166
30,000 6.250%,  4/1/2033
a
30,937
Global Payments, Inc.
137,000 4.950%,  8/15/2027 138,478
Global Payments, Inc., Convertible
226,000 1.500%,  3/1/2031 202,722
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
78,000 3.500%,  3/1/2029
a
74,793
Hewlett Packard Enterprise
Company
115,000 4.850%,  10/15/2031 116,152
IBM International Capital, Private
Ltd.
137,000 5.300%,  2/5/2054 127,684
Intel Corporation
237,000 4.900%,  7/29/2045 204,393
InterDigital, Inc., Convertible
52,000 3.500%,  6/1/2027 214,266
ION Platform Finance US, Inc.
51,000 7.875%,  9/30/2032
a
48,392
ION Platform Finance US, Inc./ION
Platform Finance SARL
83,000 9.500%,  5/30/2029
a
84,054
Iron Mountain, Inc.
334,000 4.875%,  9/15/2027
a
333,661
130,000 4.500%,  2/15/2031
a
123,923
Jabil, Inc.
88,000 5.450%,  2/1/2029 90,843
Kioxia Holdings Corporation
56,000 6.625%,  7/24/2033
a
58,233
Principal
Amount Long-Term Fixed Income  65.3% Value
Technology  2.3% - continued
Marvell Technology, Inc.
$ 98,000 2.950%,  4/15/2031 $ 90,766
Mastercard, Inc.
97,000 4.875%,  5/9/2034 99,422
Microchip Technology, Inc.
55,000 5.050%,  3/15/2029 56,076
Microchip Technology, Inc.,
Convertible
218,000 0.750%,  6/1/2030 213,662
Micron Technology, Inc.
36,000 5.650%,  11/1/2032 37,841
MKS, Inc., Convertible
392,000 1.250%,  6/1/2030 499,996
Moody's Corporation
94,000 4.250%,  8/8/2032 92,748
NCR Atleos Corporation
65,000 9.500%,  4/1/2029
a
70,549
NCR Voyix Corporation
48,000 5.000%,  10/1/2028
a
47,658
86,000 5.125%,  4/15/2029
a
85,395
Neptune Bidco US, Inc.
118,000 9.290%,  4/15/2029
a
118,202
39,000 10.375%,  5/15/2031
a
39,988
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
98,000 4.300%,  6/18/2029 98,160
ON Semiconductor Corporation,
Convertible
183,000 Zero Coupon,  5/1/2027 217,861
289,000 0.500%,  3/1/2029 273,394
Open Text Corporation
96,000 3.875%,  12/1/2029
a
91,107
Open Text Holdings, Inc.
54,000 4.125%,  2/15/2030
a
51,614
Oracle Corporation
163,000 5.375%,  9/27/2054 131,830
312,000 6.900%,  11/9/2052 308,295
95,000 4.800%,  9/26/2032 91,715
102,000 5.875%,  9/26/2045 92,119
Paychex, Inc.
29,000 5.600%,  4/15/2035 30,372
PayPal Holdings, Inc.
176,000 5.500%,  6/1/2054 170,760
Pitney Bowes, Inc.
40,000 6.875%,  3/15/2027
a
40,026
RingCentral, Inc.
167,000 8.500%,  8/15/2030
a
177,034
Rocket Software, Inc.
96,000 9.000%,  11/28/2028
a
98,991
Sabre GLBL, Inc.
58,000 11.125%,  7/15/2030
a
48,086
Seagate Data Storage Technology,
Private Ltd.
29,000 9.625%,  12/1/2032
a
32,923
Semtech Corporation, Convertible
46,000 1.625%,  11/1/2027 93,564
155,000 Zero Coupon,  10/15/2030
a
164,222
Sensata Technologies BV
88,000 4.000%,  4/15/2029
a
85,861
Sensata Technologies, Inc.
44,000 3.750%,  2/15/2031
a
41,293

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Technology  2.3% - continued
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
$ 112,000 6.750%,  8/15/2032
a
$ 115,639
SS&C Technologies, Inc.
112,000 5.500%,  9/30/2027
a
112,101
33,000 6.500%,  6/1/2032
a
34,334
Synaptics, Inc., Convertible
177,000 0.750%,  12/1/2031
e
186,381
Synopsys, Inc.
109,000 5.700%,  4/1/2055 108,127
Texas Instruments, Inc.
88,000 5.150%,  2/8/2054 82,928
UKG, Inc.
88,000 6.875%,  2/1/2031
a
90,395
Verisk Analytics, Inc.
60,000 5.250%,  3/15/2035 61,059
Viavi Solutions, Inc.
61,000 3.750%,  10/1/2029
a
58,385
Viavi Solutions, Inc., Convertible
70,000 1.625%,  3/15/2026
e
94,290
119,000 0.625%,  3/1/2031
a
170,468
Vishay Intertechnology, Inc.,
Convertible
307,000 2.250%,  9/15/2030 275,533
VMware, LLC
237,000 4.700%,  5/15/2030 240,766
Western Digital Corporation,
Convertible
113,000 3.000%,  11/15/2028
e
517,969
WULF Compute, LLC
53,000 7.750%,  10/15/2030
a
54,603
Xerox Corporation
43,000 10.250%,  10/15/2030
a
41,140
Ziff Davis, Inc., Convertible
23,000 1.750%,  11/1/2026
e
22,425
77,000 3.625%,  3/1/2028
a,e
75,229
Total 13,275,895
Transportation  0.5%
Air Canada
68,000 3.875%,  8/15/2026
a
67,676
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
52,167 5.500%,  4/20/2026
a
52,241
116,920 5.750%,  4/20/2029
a
119,064
Avianca Midco 2 plc
74,000 9.000%,  12/1/2028
a
74,493
60,000 9.625%,  2/14/2030
a
60,204
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
a,e
98,541
Burlington Northern Santa Fe, LLC
88,000 5.500%,  3/15/2055 86,538
180,000 5.550%,  3/15/2056 177,433
DCLI Bidco, LLC
78,000 7.750%,  11/15/2029
a
80,178
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028 181,550
139,000 5.250%,  7/10/2030 142,832
ERAC USA Finance, LLC
179,000 5.200%,  10/30/2034
a
183,739
Principal
Amount Long-Term Fixed Income  65.3% Value
Transportation  0.5% - continued
Norfolk Southern Corporation
$ 136,000 4.450%,  3/1/2033 $ 135,632
OneSky Flight, LLC
106,000 8.875%,  12/15/2029
a
113,434
Penske Truck Leasing Company,
LP/PTL Finance Corporation
96,000 1.700%,  6/15/2026
a
94,895
Rand Parent, LLC
165,000 8.500%,  2/15/2030
a
171,906
RXO, Inc.
61,000 7.500%,  11/15/2027
a
62,346
Ryder System, Inc.
81,000 2.850%,  3/1/2027 79,947
Southwest Airlines Company
100,000 5.125%,  6/15/2027 101,259
Stena International SA
129,000 7.250%,  1/15/2031
a
131,503
Union Pacific Corporation
70,000 5.600%,  12/1/2054 69,774
United Airlines, Inc.
175,000 4.625%,  4/15/2029
a
174,241
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
a
52,383
65,000 9.500%,  6/1/2028
a
67,228
88,000 6.375%,  2/1/2030
a,e
83,745
Watco Companies, LLC/Watco
Finance Corporation
54,000 7.125%,  8/1/2032
a
56,555
Total 2,719,337
U.S. Government & Agencies  6.1%
U.S. Treasury Bonds
2,517,000 3.625%,  5/15/2053 2,036,115
952,000 4.750%,  11/15/2053 934,559
4,556,000 4.625%,  2/15/2035 4,729,164
U.S. Treasury Notes
16,900,000 4.375%,  7/31/2026 16,978,826
1,000,000 3.625%,  8/31/2027 1,002,226
7,400,000 4.125%,  7/31/2028 7,510,422
2,501,000 4.000%,  2/28/2030 2,532,849
400,000 3.625%,  9/30/2030 398,453
Total 36,122,614
Utilities  2.3%
AEP Texas, Inc.
82,000 5.850%,  10/15/2055 80,472
AES Corporation
176,000 7.600%,  1/15/2055
b
179,240
156,000 3.950%,  7/15/2030
a
152,261
Algonquin Power & Utilities
Corporation
256,000 4.750%,  1/18/2082
b
252,459
Alliant Energy Corporation,
Convertible
65,000 3.875%,  3/15/2026 67,535
56,000 3.250%,  5/30/2028
a
57,142
Ameren Corporation
98,000 1.750%,  3/15/2028 93,157

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Utilities  2.3% - continued
American Electric Power
Company, Inc.
$ 151,000 6.050%,  3/15/2056
b
$ 148,362
121,000 6.950%,  12/15/2054
b
129,511
98,000 2.300%,  3/1/2030 90,555
American Water Capital
Corporation
62,000 5.700%,  9/1/2055 62,081
American Water Capital
Corporation, Convertible
122,000 3.625%,  6/15/2026 121,488
Arizona Public Service Company
87,000 5.550%,  8/1/2033 90,816
Atmos Energy Corporation
104,000 5.450%,  1/15/2056 100,613
84,000 5.000%,  12/15/2054 76,400
Calpine Corporation
130,000 4.500%,  2/15/2028
a
130,086
CenterPoint Energy, Inc.
68,000 7.000%,  2/15/2055
b
70,915
47,000 6.700%,  5/15/2055
b
48,195
CenterPoint Energy, Inc.,
Convertible
119,000 4.250%,  8/15/2026 130,126
87,000 3.000%,  8/1/2028
a
88,061
CMS Energy Corporation,
Convertible
98,000 3.375%,  5/1/2028 104,811
72,000 3.125%,  5/1/2031
a
71,158
Consolidated Edison Company of
New York, Inc.
264,000 5.700%,  5/15/2054 263,147
Constellation Energy Generation,
LLC
132,000 5.750%,  3/15/2054 130,978
90,000 5.800%,  3/1/2033 96,046
Dominion Energy, Inc.
138,000 6.875%,  2/1/2055
b
143,441
138,000 7.000%,  6/1/2054
b
149,420
98,000 3.375%,  4/1/2030 94,554
DTE Energy Company
80,000 4.875%,  6/1/2028 81,386
Duke Energy Carolinas, LLC
272,000 5.400%,  1/15/2054 263,291
Duke Energy Corporation
120,000 3.250%,  1/15/2082
b
116,489
121,000 5.800%,  6/15/2054 119,643
100,000 6.450%,  9/1/2054
b
104,958
93,000 4.500%,  8/15/2032 92,693
95,000 5.750%,  9/15/2033 100,598
Duke Energy Corporation,
Convertible
193,000 4.125%,  4/15/2026 198,790
Duke Energy Ohio, Inc.
88,000 5.550%,  3/15/2054 85,998
Edison International
138,000 5.000%,  12/15/2026
b,g
137,504
Enel Finance International NV
200,000 5.125%,  6/26/2029
a
205,101
Entergy Corporation
39,000 5.875%,  6/15/2056
b
38,976
80,000 6.100%,  6/15/2056
b
79,876
Principal
Amount Long-Term Fixed Income  65.3% Value
Utilities  2.3% - continued
Entergy Louisiana, LLC
$ 93,000 5.800%,  3/15/2055 $ 93,461
Evergy, Inc., Convertible
119,000 4.500%,  12/15/2027 144,823
Exelon Corporation
349,000 5.600%,  3/15/2053 338,238
98,000 4.050%,  4/15/2030 97,030
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
a
163,006
FirstEnergy Corporation,
Convertible
31,000 4.000%,  5/1/2026
e
31,666
161,000 3.625%,  1/15/2029
a
170,740
118,000 3.875%,  1/15/2031
a
126,968
Georgia Power Company
54,000 4.950%,  5/17/2033 55,056
Hawaiian Electric Company, Inc.
27,000 6.000%,  10/1/2033
a
27,376
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
a
94,237
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
a
166,179
Lightning Power, LLC
72,000 7.250%,  8/15/2032
a
76,561
Long Ridge Energy, LLC
115,000 8.750%,  2/15/2032
a
122,411
MidAmerican Energy Company
357,000 5.300%,  2/1/2055 338,246
NextEra Energy Capital Holdings,
Inc.
149,000 5.900%,  3/15/2055 150,638
80,000 3.800%,  3/15/2082
b
78,214
214,000 6.750%,  6/15/2054
b
228,463
98,000 2.250%,  6/1/2030 90,125
55,000 5.300%,  3/15/2032 57,282
NextEra Energy Capital Holdings,
Inc., Convertible
92,000 3.000%,  3/1/2027 114,172
NiSource, Inc.
49,000 6.375%,  3/31/2055
b
50,748
146,000 5.850%,  4/1/2055 145,540
127,000 5.750%,  7/15/2056
b
127,823
102,000 6.950%,  11/30/2054
b
106,162
98,000 2.950%,  9/1/2029 94,036
Northern States Power Company/
MN
88,000 5.400%,  3/15/2054 85,308
NRG Energy, Inc.
128,000 10.250%,  3/15/2028
a,b,g
139,756
73,000 3.375%,  2/15/2029
a
69,846
135,000 5.250%,  6/15/2029
a
135,364
27,000 5.750%,  7/15/2029
a
26,868
54,000 6.000%,  2/1/2033
a
55,069
160,000 5.750%,  1/15/2034
a
161,627
54,000 6.250%,  11/1/2034
a
55,459
Oncor Electric Delivery Company,
LLC
116,000 5.550%,  6/15/2054 112,589
Pacific Gas and Electric Company
88,000 6.750%,  1/15/2053 93,590
172,000 5.550%,  5/15/2029 177,465

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  65.3% Value
Utilities  2.3% - continued
PG&E Corporation
$ 44,000 5.000%,  7/1/2028 $ 43,878
PG&E Corporation, Convertible
449,000 4.250%,  12/1/2027 461,392
Pinnacle West Capital Corporation,
Convertible
65,000 4.750%,  6/15/2027 69,388
PPL Capital Funding, Inc.
129,000 5.250%,  9/1/2034 132,109
PPL Capital Funding, Inc.,
Convertible
131,000 2.875%,  3/15/2028 143,772
52,000 3.000%,  12/1/2030
a
52,133
San Diego Gas & Electric
Company
88,000 5.550%,  4/15/2054 85,531
Sempra
101,000 6.550%,  4/1/2055
b
102,953
101,000 6.625%,  4/1/2055
b
101,902
60,000 6.400%,  10/1/2054
b
61,028
101,000 6.875%,  10/1/2054
b
103,907
Southern California Edison
Company
176,000 5.450%,  6/1/2031 181,996
Southern Company
112,000 5.700%,  10/15/2032 118,539
193,000 4.850%,  3/15/2035 190,627
111,000 4.000%,  1/15/2051
b
110,933
247,000 3.750%,  9/15/2051
b
243,503
Southern Company, Convertible
74,000 4.500%,  6/15/2027 78,958
205,000 3.250%,  6/15/2028
a
204,590
Talen Energy Supply, LLC
27,000 6.250%,  2/1/2034
a
27,538
27,000 6.500%,  2/1/2036
a
27,920
TerraForm Power Operating, LLC
173,000 5.000%,  1/31/2028
a
172,841
TransAlta Corporation
80,000 5.875%,  2/1/2034 80,553
Virginia Electric and Power
Company
119,000 5.350%,  1/15/2054 111,563
Vistra Corporation
76,000 8.000%,  10/15/2026
a,b,g
77,911
78,000 7.000%,  12/15/2026
a,b,g
79,362
Vistra Operations Company, LLC
103,000 5.000%,  7/31/2027
a
103,237
163,000 5.250%,  10/15/2035
a
162,477
VoltaGrid, LLC
39,000 7.375%,  11/1/2030
a
38,639
WEC Energy Group, Inc.
80,000 5.625%,  5/15/2056
b
80,504
WEC Energy Group, Inc.,
Convertible
92,000 4.375%,  6/1/2027 103,914
108,000 3.375%,  6/1/2028
a
109,404
100,000 4.375%,  6/1/2029 116,650
Xcel Energy, Inc.
138,000 4.600%,  6/1/2032 137,244
89,000 5.600%,  4/15/2035 92,165
Principal
Amount Long-Term Fixed Income  65.3% Value
Utilities  2.3% - continued
XPLR Infrastructure, LP,
Convertible
$ 133,000 2.500%,  6/15/2026
a,e
$ 130,513
Total 13,390,049
Total Long-Term Fixed Income
(cost $385,181,587) 383,589,701
Shares Common Stock 16.1% Value
Communications Services  1.5%
5,982 Alphabet, Inc., Class A 1,872,366
7,246 Alphabet, Inc., Class C 2,273,795
6,169 AT&T, Inc. 153,238
8,893 Comcast Corporation 265,812
1,228 Match Group, Inc. 39,652
3,242 Meta Platforms, Inc. 2,140,012
7,536 Netflix, Inc.
k
706,575
84 New York Times Company 5,831
1,500 News Corporation, Class A 39,180
371 Reddit, Inc.
k
85,282
801 ROBLOX Corporation
k
64,905
298 Spotify Technology SA
k
173,052
358 T-Mobile US, Inc. 72,688
342 Tripadvisor, Inc.
k
4,980
6,231 Universal Music Group NV 162,441
2,735 Verizon Communications, Inc. 111,397
1,603 Walt Disney Company 182,373
10,906 Warner Brothers Discovery, Inc.
k
314,311
9,950 Warner Music Group Corporation 305,166
Total 8,973,056
Consumer Discretionary  1.5%
11,973 ADT, Inc. 96,622
797 Advance Auto Parts, Inc. 31,322
11,700 Amazon.com, Inc.
k
2,700,594
3,973 Aptiv plc
k
302,306
383 Asbury Automotive Group, Inc.
k
89,059
65 Booking Holdings, Inc. 348,096
357 Boot Barn Holdings, Inc.
k
63,000
948 Build-A-Bear Workshop, Inc. 58,084
16 Carnival Corporation
k
489
303 Churchill Downs, Inc. 34,475
1,374 Columbia Sportswear Company 75,694
1,740 D.R. Horton, Inc. 250,612
715 DoorDash, Inc.
k
161,933
436 Frontdoor, Inc.
k
25,153
767 Garmin, Ltd. 155,586
1,678 General Motors Company 136,455
868 Hilton Worldwide Holdings, Inc. 249,333
617 Home Depot, Inc. 212,310
680 Laureate Education, Inc.
k
22,896
1,816 Life Time Group Holdings, Inc.
k
48,269
1,825 Lowe's Companies, Inc. 440,117
239 McDonald's Corporation 73,046
15 NVR, Inc.
k
109,391
2,007 O'Reilly Automotive, Inc.
k
183,058
1,332 Ross Stores, Inc. 239,946
853 SharkNinja, Inc.
k
95,451
11,366 Sony Group Corporation ADR 290,970
618 Tapestry, Inc. 78,962
2,802 Tesla, Inc.
k
1,260,115
341 Texas Roadhouse, Inc. 56,606
397 TJX Companies, Inc. 60,983

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  16.1% Value
Consumer Discretionary  1.5% - continued
208 Ulta Beauty, Inc.
k
$ 125,842
1,299 Universal Technical Institute, Inc.
k
33,943
1,775 Viking Holdings, Ltd.
k
126,753
189 Wingstop, Inc. 45,075
2,729 Wyndham Hotels & Resorts, Inc. 206,203
1,041 Wynn Resorts, Ltd. 125,263
Total 8,614,012
Consumer Staples  0.6%
1,831 Altria Group, Inc. 105,575
167 Casey's General Stores, Inc. 92,303
1,229 Church & Dwight Company, Inc. 103,052
485 Colgate-Palmolive Company 38,325
441 Costco Wholesale Corporation 380,292
8,111 Coty, Inc.
k
24,982
930 John B. Sanfilippo & Son, Inc. 65,658
13,740 Keurig Dr Pepper, Inc. 384,857
1,916 Maplebear, Inc.
k
86,182
215 Marzetti Company 35,350
556 Monster Beverage Corporation
k
42,628
1,535 PepsiCo, Inc. 220,303
675 Philip Morris International, Inc. 108,270
1,851 Procter & Gamble Company 265,267
5,535 Sysco Corporation 407,874
764 Turning Point Brands, Inc. 82,818
8,378 Unilever plc ADR
e
547,921
3,515 Walmart, Inc. 391,606
Total 3,383,263
Energy  0.6%
3,844 Antero Midstream Corporation 68,385
855 Baker Hughes Company 38,937
264 Cheniere Energy, Inc. 51,319
6,328 ConocoPhillips 592,364
11,451 Devon Energy Corporation 419,450
1,133 DHT Holdings, Inc. 13,834
14,508 Enterprise Products Partners, LP 465,127
643 EOG Resources, Inc. 67,521
2,007 Expand Energy Corporation 221,493
8,022 Exxon Mobil Corporation 965,368
9,530 Halliburton Company 269,318
3,541 Kinder Morgan, Inc. 97,342
1,364 Marathon Petroleum Corporation 221,827
1,103 Matador Resources Company 46,811
1,300 TechnipFMC plc 57,928
1,840 Williams Companies, Inc. 110,602
Total 3,707,626
Financials  2.5%
179 Affiliated Managers Group, Inc. 51,602
1,341 Allstate Corporation 279,129
4,793 Ally Financial, Inc. 217,075
944 Amalgamated Financial
Corporation 30,236
540 American Express Company 199,773
3,472 American International Group, Inc. 297,030
664 Ameriprise Financial, Inc. 325,586
2,046 Arch Capital Group, Ltd.
k
196,252
1,319 Associated Banc-Corp 33,977
1,408 Atlantic Union Bankshares
Corporation 49,702
19,652 Bank of America Corporation 1,080,860
3,625 Bank of New York Mellon
Corporation 420,826
Shares Common Stock  16.1% Value
Financials  2.5% - continued
594 Beacon Financial Corporation $ 15,664
1,333 Berkshire Hathaway, Inc.
k
670,032
155 BlackRock, Inc. 165,903
123 Blackstone Mortgage Trust, Inc. 2,353
31 Block, Inc.
k
2,018
2,527 Bridgewater Bancshares, Inc.
k
44,298
490 Byline Bancorp, Inc. 14,284
3,299 Capital One Financial Corporation 799,546
116 Central Pacific Financial
Corporation 3,615
9,026 Charles Schwab Corporation 901,788
1,350 Chubb, Ltd. 421,362
649 Citigroup, Inc. 75,732
408 Community Trust Bancorp, Inc. 23,052
220 ConnectOne Bancorp, Inc. 5,768
350 Customers Bancorp, Inc.
k
25,592
1,419 Donnelley Financial Solutions, Inc.
k
66,253
11 Encore Capital Group, Inc.
k
598
895 Enterprise Financial Services
Corporation 48,330
428 Federal Agricultural Mortgage
Corporation 75,144
2,311 Fifth Third Bancorp 108,178
265 Financial Institutions, Inc. 8,260
1,701 First Bancorp/Puerto Rico 35,262
148 First Citizens BancShares, Inc./NC 317,635
46 First Financial Corporation 2,779
90 First Mid-Illinois Bancshares, Inc. 3,510
543 Fiserv, Inc.
k
36,473
977 Glacier Bancorp, Inc. 43,037
366 Great Southern Bancorp, Inc. 22,531
255 Hanmi Financial Corporation 6,893
183 Hartford Insurance Group, Inc. 25,217
273 Hilltop Holdings, Inc. 9,266
390 Hometrust Bancshares, Inc. 16,747
882 Houlihan Lokey, Inc. 153,636
157 Independent Bank Corporation/MI 5,107
3,600 Intercontinental Exchange, Inc. 583,056
466 Invesco, Ltd. 12,242
4,538 JPMorgan Chase & Company 1,462,234
801 M&T Bank Corporation 161,385
607 Marsh & McLennan Companies,
Inc. 112,611
756 Mastercard, Inc. 431,585
3,926 MetLife, Inc. 309,918
1,994 MGIC Investment Corporation 58,265
332 Moody's Corporation 169,602
2,814 Morgan Stanley 499,569
80 Morningstar, Inc. 17,385
1,900 Nasdaq, Inc. 184,547
146 NBT Bancorp, Inc. 6,062
198 NMI Holdings, Inc.
k
8,076
23 Northeast Bank 2,390
1,092 Northern Trust Corporation 149,156
1,471 Northwest Bancshares, Inc. 17,652
427 OFG Bancorp 17,498
2,361 Old National Bancorp 52,674
4,283 Old Republic International
Corporation 195,476
1,054 Old Second Bancorp, Inc. 20,553
234 Orrstown Financial Services, Inc. 8,288
100 Pinnacle Financial Partners, Inc. 9,541
37 PNC Financial Services Group,
Inc. 7,723
286 Popular, Inc. 35,613

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  16.1% Value
Financials  2.5% - continued
493 Progressive Corporation $ 112,266
1,042 RLI Corporation 66,667
2,069 Robinhood Markets, Inc.
k
234,004
169 S&P Global, Inc. 88,318
2,008 SEI Investments Company 164,696
436 SouthState Bank Corporation 41,032
218 Stifel Financial Corporation 27,298
1,293 Triumph Financial, Inc.
k
80,981
231 U.S. Bancorp 12,326
2,244 Visa, Inc. 786,993
14,099 Wells Fargo & Company 1,314,027
715 WesBanco, Inc. 23,767
485 Wintrust Financial Corporation 67,813
1,991 Zions Bancorp NA 116,553
Total 15,007,753
Health Care  1.9%
1,500 AbbVie, Inc. 342,735
3,831 ADMA Biologics, Inc.
k
69,877
1,917 Agilent Technologies, Inc. 260,846
825 Amgen, Inc. 270,031
2,383 BioMarin Pharmaceutical, Inc.
k
141,622
3,559 Boston Scientific Corporation
k
339,351
711 Cencora, Inc. 240,140
1,451 Cigna Group 399,359
3,050 Concentra Group Holdings Parent,
Inc. 60,024
335 CorVel Corporation
k
22,669
1,873 Danaher Corporation 428,767
672 Dexcom, Inc.
k
44,601
961 Eli Lilly & Company 1,032,767
1,231 Encompass Health Corporation 130,658
1,608 Exelixis, Inc.
k
70,479
3,473 Gilead Sciences, Inc. 426,276
942 ICON plc
k
171,651
329 ICU Medical, Inc.
k
46,938
243 IDEXX Laboratories, Inc.
k
164,397
757 Illumina, Inc.
k
99,288
381 Incyte Corporation
k
37,631
285 Indivior plc
k
10,226
197 Insulet Corporation
k
55,995
666 Intuitive Surgical, Inc.
k
377,196
4,559 Johnson & Johnson 943,485
1,587 Labcorp Holdings, Inc. 398,147
277 Medpace Holdings, Inc.
k
155,577
4,128 Medtronic plc 396,536
7,348 Merck & Company, Inc. 773,450
588 Merit Medical Systems, Inc.
k
51,826
108 Mettler-Toledo International, Inc.
k
150,573
246 Neurocrine Biosciences, Inc.
k
34,890
261 Penumbra, Inc.
k
81,148
2,108 Pfizer, Inc. 52,489
2,140 Progyny, Inc.
k
54,955
367 Repligen Corporation
k
60,137
852 Royalty Pharma plc 32,921
7,107 Sanofi SA ADR 344,405
1,334 STERIS plc 338,196
2,455 Stevanato Group SPA 49,395
564 Stryker Corporation 198,229
1,044 Teleflex, Inc. 127,410
48 Tenet Healthcare Corporation
k
9,539
249 Thermo Fisher Scientific, Inc. 144,283
1,323 Twist Bioscience Corporation
k
41,966
214 UFP Technologies, Inc.
k
47,514
145 United Therapeutics Corporation
k
70,651
Shares Common Stock  16.1% Value
Health Care  1.9% - continued
1,022 UnitedHealth Group, Inc. $ 337,372
466 Veeva Systems, Inc.
k
104,025
455 Vertex Pharmaceuticals, Inc.
k
206,279
1,286 Waystar Holding Corporation
k
42,117
55 West Pharmaceutical Services,
Inc. 15,133
4,133 Zimmer Biomet Holdings, Inc. 371,639
826 Zoetis, Inc. 103,927
Total 10,981,738
Industrials  1.7%
138 Acuity, Inc. 49,685
19 Allegion plc 3,025
6,629 Amentum Holdings, Inc.
k
192,241
1,558 AMETEK, Inc. 319,873
183 Applied Industrial Technologies,
Inc. 46,989
38 Armstrong World Industries, Inc. 7,262
1,067 Automatic Data Processing, Inc. 274,464
1,143 Badger Infrastructure Solutions,
Ltd. 60,899
1,981 Barrett Business Services, Inc. 71,732
504 BWX Technologies, Inc. 87,111
1,131 Caterpillar, Inc. 647,916
215 CECO Environmental Corporation
k
12,868
268 Cintas Corporation 50,403
27,224 CNH Industrial NV 251,005
693 Copart, Inc.
k
27,131
163 CRA International, Inc. 32,713
171 CSW Industrials, Inc. 50,194
20,296 CSX Corporation 735,730
97 Curtiss-Wright Corporation 53,473
8,447 Delta Air Lines, Inc. 586,222
129 EMCOR Group, Inc. 78,921
941 Enerpac Tool Group Corporation 35,984
819 Expeditors International of
Washington, Inc. 122,039
9,053 Fastenal Company 363,297
282 Ferguson Enterprises, Inc. 62,782
6,152 Flowserve Corporation 426,826
1,179 General Dynamics Corporation 396,922
588 General Electric Company 181,122
183 Graco, Inc. 15,000
1,041 Helios Technologies, Inc. 55,683
4,553 Hexcel Corporation 336,467
2,419 Honeywell International, Inc. 471,923
698 Howmet Aerospace, Inc. 143,104
641 ICF International, Inc. 54,677
141 IES Holdings, Inc.
k
54,852
1,921 Jacobs Solutions, Inc. 254,456
1,411 JB Hunt Transport Services, Inc. 274,214
1 Johnson Controls International plc 120
880 Korn Ferry 58,097
1,395 L3Harris Technologies, Inc. 409,530
599 Leidos Holdings, Inc. 108,060
588 Limbach Holdings, Inc.
k
45,776
483 Lincoln Electric Holdings, Inc. 115,746
1,260 Masco Corporation 79,960
220 Modine Manufacturing Company
k
29,372
332 Moog, Inc. 80,859
784 Old Dominion Freight Line, Inc. 122,931
574 Oshkosh Corporation 72,112
374 Otis Worldwide Corporation 32,669
481 Parker-Hannifin Corporation 422,780
220 Quanta Services, Inc. 92,853

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  16.1% Value
Industrials  1.7% - continued
327 Republic Services, Inc. $ 69,301
526 Rockwell Automation, Inc. 204,651
2,110 Southwest Airlines Company 87,206
1,592 Timken Company 133,935
113 Trane Technologies plc 43,980
2,283 Uber Technologies, Inc.
k
186,544
456 UL Solutions, Inc. 35,960
485 Union Pacific Corporation 112,190
114 United Rentals, Inc. 92,262
841 Veralto Corporation 83,915
434 Verisk Analytics, Inc. 97,081
239 Waste Management, Inc. 52,511
135 WESCO International, Inc. 33,026
Total 9,792,632
Information Technology  4.3%
374 Adobe, Inc.
k
130,896
852 Advanced Micro Devices, Inc.
k
182,464
3,106 Amphenol Corporation 419,745
570 Analog Devices, Inc. 154,584
12,552 Apple, Inc. 3,412,387
645 Applied Materials, Inc. 165,759
276 AppLovin Corporation
k
185,974
1,701 Arista Networks, Inc.
k
222,882
1,179 Autodesk, Inc.
k
348,996
4,103 Broadcom, Inc. 1,420,048
314 Cadence Design Systems, Inc.
k
98,150
8,930 Cisco Systems, Inc. 687,878
1,880 CompoSecure, Inc.
k
36,247
1,006 Crane NXT Company 47,353
904 Datadog, Inc.
k
122,935
1,603 DocuSign, Inc.
k
109,645
300 Dropbox, Inc.
k
8,340
177 Fabrinet
k
80,585
288 Flex, Ltd.
k
17,401
3,068 Fortinet, Inc.
k
243,630
185 GoDaddy, Inc.
k
22,955
1,195 International Business Machines
Corporation 353,971
1,155 JFrog, Ltd.
k
72,141
274 Keysight Technologies, Inc.
k
55,674
91 KLA Corporation 110,572
1,646 Lam Research Corporation 281,762
272 Littelfuse, Inc. 68,794
2,515 Micron Technology, Inc. 717,806
9,441 Microsoft Corporation 4,565,857
484 Monday.com, Ltd.
k
71,419
151 Monolithic Power Systems, Inc. 136,860
553 Motorola Solutions, Inc. 211,976
262 Napco Security Technologies, Inc. 10,926
312 NetApp, Inc. 33,412
20,543 Nokia Oyj ADR 132,913
25,213 NVIDIA Corporation 4,702,225
201 NXP Semiconductors NV 43,629
1,176 Onto Innovation, Inc.
k
185,643
1,486 Oracle Corporation 289,636
1,591 Palantir Technologies, Inc.
k
282,800
1,795 Pegasystems, Inc. 107,197
302 Plexus Corporation
k
44,394
111 PTC, Inc.
k
19,337
4,542 Qualcomm, Inc. 776,909
81 RingCentral, Inc.
k
2,339
389 Salesforce, Inc. 103,050
9,519 Samsung Electronics Company,
Ltd. 797,834
Shares Common Stock  16.1% Value
Information Technology  4.3% - continued
2,775 ServiceNow, Inc.
k
$ 425,102
1,426 Shopify, Inc.
k
229,543
466 Silicon Laboratories, Inc.
k
60,906
2,581 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 784,340
3,219 TD SYNNEX Corporation 483,590
507 TE Connectivity plc 115,348
383 Teradyne, Inc. 74,134
809 Texas Instruments, Inc. 140,354
2,460 Trimble, Inc.
k
192,741
955 TTM Technologies, Inc.
k
65,895
335 VeriSign, Inc. 81,388
1,538 Vontier Corporation 57,183
505 Western Digital Corporation 86,996
464 Zebra Technologies Corporation
k
112,669
Total 25,208,119
Materials  0.6%
693 Albemarle Corporation 98,018
9,317 Amcor plc 77,704
1,102 Ashland, Inc. 64,654
5,857 Axalta Coating Systems, Ltd.
k
189,240
6,584 CF Industries Holdings, Inc. 509,207
2,922 Crown Holdings, Inc. 300,878
1,738 Eastman Chemical Company 110,936
985 Ecolab, Inc. 258,582
1,944 Element Solutions, Inc. 48,581
1,391 Freeport-McMoRan, Inc. 70,649
954 Greif, Inc. 64,586
7,692 Ivanhoe Mines, Ltd.
k
87,481
656 Linde plc 279,712
426 Louisiana-Pacific Corporation 34,404
1,250 Newmont Corporation 124,812
3,265 Nucor Corporation 532,554
267 Packaging Corporation of America 55,063
3,356 Solstice Advanced Materials, Inc.
k
163,034
1,268 Steel Dynamics, Inc. 214,863
Total 3,284,958
Real Estate  0.4%
319 Agree Realty Corporation 22,978
619 AvalonBay Communities, Inc. 112,231
2,016 CBRE Group, Inc.
k
324,153
4,485 Crown Castle, Inc. 398,582
581 EPR Properties 28,992
671 Equity Lifestyle Properties, Inc. 40,669
6,240 Essential Properties Realty Trust,
Inc. 185,078
646 Extra Space Storage, Inc. 84,122
2,809 First Industrial Realty Trust, Inc. 160,871
16,091 Healthcare Realty Trust, Inc. 272,742
3,831 Host Hotels & Resorts, Inc. 67,924
499 Innovative Industrial Properties,
Inc. 23,633
95 Jones Lang LaSalle, Inc.
k
31,965
397 Kite Realty Group Trust 9,516
3,452 Millrose Properties, Inc. 103,111
396 Outfront Media, Inc. 9,544
2,578 Sabra Health Care REIT, Inc. 48,827
489 SBA Communications Corporation 94,587
1,496 Sila Realty Trust, Inc. 34,872
4,593 Tanger, Inc. 153,268

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  16.1% Value
Real Estate  0.4% - continued
1,160 Terreno Realty Corporation $ 68,104
Total 2,275,769
Utilities  0.5%
2,183 AES Corporation 31,304
1,542 Alliant Energy Corporation 100,245
2,653 CenterPoint Energy, Inc. 101,716
16 Clearway Energy, Inc., Class C 532
1,185 Constellation Energy Corporation 418,625
4,265 Duke Energy Corporation 499,901
3,666 Edison International 220,033
6,868 Entergy Corporation 634,809
3,243 Evergy, Inc. 235,085
51 Eversource Energy 3,434
2,420 NiSource, Inc. 101,059
554 Northwestern Energy Group, Inc. 35,755
4,503 PG&E Corporation 72,363
4,327 Portland General Electric
Company 207,653
745 Spire, Inc. 61,612
7,299 UGI Corporation 273,202
1,538 Vistra Energy Corporation 248,126
Total 3,245,454
Total Common Stock
(cost $62,477,542) 94,474,380
Shares
Registered Investment
Companies   9.6% Value
U.S. Affiliated   8.7%
4,815,118 Thrivent Core Emerging Markets
Debt Fund 42,613,797
701,247 Thrivent Core International Equity
Fund 8,597,290
Total 51,211,087
U.S. Unaffiliated   0.9%
9,010 abrdn Asia-Pacific Income Fund,
Inc. 138,213
27,032 abrdn Income Credit Strategies
Fund 146,243
7,991 abrdn Total Dynamic Dividend
Fund 77,912
17,145 AllianceBernstein Global High
Income Fund, Inc. 183,280
24,503 Allspring Income Opportunities
Fund 166,130
6,097 BlackRock Capital Allocation Term
Trust
e
86,334
4,112 BlackRock Core Bond Trust
e
39,434
16,974 BlackRock Corporate High Yield
Fund, Inc. 151,069
16,245 BlackRock Credit Allocation
Income Trust 175,933
1,742 BlackRock Debt Strategies Fund,
Inc. 17,734
2,666 BlackRock Enhanced Equity
Dividend Trust 25,274
12,250 BlackRock Enhanced Global
Dividend Trust 143,447
7,542 BlackRock Enhanced International
Dividend Trust 44,347
7,646 BlackRock Income Trust, Inc. 84,412
Shares
Registered Investment
Companies  9.6% Value
U.S. Unaffiliated   0.9%  - continued
15,364 BlackRock Multi-Sector Income
Trust $ 200,654
12,865 Blackstone Strategic Credit 2027
Term Fund 151,550
12,946 Cornerstone Strategic Investment
Fund, Inc. 108,229
15,572 Eaton Vance Limited Duration
Income Fund 154,318
7,811 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 74,439
4,000 iShares Broad USD High Yield
Corporate Bond ETF 149,580
19,350 iShares Preferred and Income
Securities ETF 599,076
241 iShares Semiconductor ETF 72,577
31,444 Nuveen Credit Strategies Income
Fund 157,849
11,861 Nuveen Preferred Income
Opportunities Fund 96,193
12,757 PGIM Global High Yield Fund, Inc. 157,421
11,076 PGIM High Yield Bond Fund, Inc. 160,270
7,049 Pimco Dynamic Income Fund 124,838
10,417 PIMCO High Income Fund 50,627
10,595 PIMCO Income Strategy Fund II 79,462
1,827 Tri-Continental Corporation 59,670
7,044 Vanguard Short-Term Corporate
Bond ETF
e
561,618
3,393 Virtus Convertible & Income Fund 51,404
12,463 Virtus Dividend, Interest &
Premium Strategy Fund 160,648
2,846 Virtus Equity & Convertible Income
Fund 70,922
24,024 Voya Global Equity Dividend &
Premium Opportunity Fund 137,417
3,848 Western Asset Diversified Income
Fund 53,141
42,572 Western Asset High Income
Opportunity Fund, Inc. 157,942
Total 5,069,607
Total Registered Investment
Companies (cost $55,667,828) 56,280,694
Shares Preferred Stock 1.3% Value
Basic Materials  <0.1%
5,118 Albemarle Corporation,
Convertible, 7.250% 303,958
Total 303,958
Capital Goods  0.1%
10,273 Boeing Company, Convertible,
6.000% 709,453
Total 709,453
Communications Services  0.1%
14,875 AT&T, Inc., 4.750%
g
282,922
3,250 Telephone and Data Systems, Inc.,
6.000%
g
61,913
Total 344,835

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Financials  0.9%
2,725 AEGON Funding Company, LLC,
5.100% $ 53,601
4,000 Allstate Corporation, 5.100%
g
83,760
3,157 Apollo Global Management, Inc.,
Convertible, 6.750% 238,417
3,308 Ares Management Corporation,
Convertible, 6.750% 166,723
4,800 Athene Holding, Ltd., 5.625%
g
96,480
8,300 Bank of America Corporation,
4.250%
g
146,412
10,000 Bank of America Corporation,
4.375%
g
181,400
5,000 Bank of America Corporation,
4.750%
g
98,450
7,500 Bank of America Corporation,
5.000%
g
155,700
331 Bank of America Corporation,
Convertible, 7.250%
g
414,412
2,400 Capital One Financial Corporation,
4.800%
g
43,416
4,375 Capital One Financial Corporation,
5.000%
g
83,169
2,400 Charles Schwab Corporation,
4.450%
g
44,976
1,775 Citizens Financial Group, Inc.,
7.375%
g
46,771
4,050 Corebridge Financial, Inc., 6.375% 94,162
4,800 Fifth Third Bancorp, 4.950%
g
92,832
4,800 Huntington Bancshares, Inc./OH,
4.500%
g
82,032
10,400 JPMorgan Chase & Company,
4.200%
g
190,008
7,000 JPMorgan Chase & Company,
4.625%
g
137,480
6,425 JPMorgan Chase & Company,
4.750%
g
130,042
2,400 KeyCorp, 5.650%
g
50,928
5,750 KeyCorp, 6.200%
b,g
145,935
5,657 KKR & Company, Inc.,
Convertible, 6.250% 293,259
2,400 MetLife, Inc., 4.750%
g
47,352
4,050 Morgan Stanley, 4.250%
g
71,442
7,800 Morgan Stanley, 5.850%
g
191,256
5,100 Morgan Stanley, 7.125%
g
128,775
6,350 Public Storage, 4.125%
g
104,076
3,775 Public Storage, 4.625%
g
69,838
958 Public Storage, 4.700%
g
17,876
4,800 Regions Financial Corporation,
4.450%
g
82,800
2,700 Regions Financial Corporation,
5.700%
b,g
63,423
2,675 Synovus Financial Corporation,
8.397%
b,g
69,149
4,800 Truist Financial Corporation,
4.750%
g
92,160
5,000 U.S. Bancorp, 4.000%
g
81,700
5,000 Wells Fargo & Company, 4.250%
g
88,850
7,925 Wells Fargo & Company, 4.375%
g
143,601
4,800 Wells Fargo & Company, 4.700%
g
92,880
4,600 Wells Fargo & Company, 4.750%
g
89,654
474 Wells Fargo & Company,
Convertible, 7.500%
g
574,488
Total 5,079,685
Shares Preferred Stock  1.3% Value
Technology  0.1%
3,195 Hewlett Packard Enterprise
Company, Convertible, 7.625% $ 213,075
5,215 Microchip Technology, Inc.,
Convertible, 7.500% 303,930
Total 517,005
Utilities  0.1%
9,250 CMS Energy Corporation, 4.200%
g
161,413
2,756 Nextera Energy, Inc., Convertible,
7.234% 134,355
3,855 NextEra Energy, Inc., Convertible,
7.299% 199,573
6,200 Southern Company, 4.950% 125,488
Total 620,829
Total Preferred Stock
(cost $8,025,300) 7,575,765
Shares
Collateral Held for Securities
Loaned 0.9% Value
5,532,390 Thrivent Cash Management Trust 5,532,390
Total Collateral Held for
Securities Loaned
(cost $5,532,390) 5,532,390
Shares or
Principal
Amount Short-Term Investments 7.6% Value
Federal Home Loan Bank Discount
Notes
100,000 3.855%, 1/2/2026
l,m
99,980
600,000 3.559%, 2/20/2026
l,m
597,004
1,000,000 3.570%, 3/20/2026
l,m
992,276
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 3.565%, 3/23/2026
l,m
198,396
Federal National Mortgage
Association Discount Notes
400,000 3.605%, 3/2/2026
l,m
397,614
600,000 3.538%, 3/18/2026
l,m
595,483
State Street Institutional U.S.
Government Money Market
Fund
15,853,047 3.740%
l
15,853,046
Thrivent Core Short-Term Reserve
Fund
2,536,100 4.050% 25,361,000
U.S. Treasury Bills
100,000 3.854%, 1/8/2026
l,n
99,942
200,000 3.605%, 3/5/2026
l,n
198,783
100,000 3.545%, 3/26/2026
l,n
99,189
Total Short-Term Investments
(cost $44,492,191) 44,492,713
Total Investments (cost
$561,376,838) 100.8% $591,945,643
Other Assets and Liabilities, Net
(0.8%) (4,911,813)
Total Net Assets 100.0% $587,033,830

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $126,583,657 or
21.6% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2025.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2025.
i Defaulted security.  Interest is not being accrued.
j Denotes investments purchased on a when-issued or
delayed-delivery basis.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Conservative Allocation Portfolio as of December 31, 2025
was $57,200 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 121,941
Credit Suisse Group AG  12/4/2013 110,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Conservative Allocation
Portfolio as of December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 4,076,836
Common Stock 1,206,905
Total lending $5,283,741
Gross amount payable upon return of
collateral for securities loaned $5,532,390
Net amounts due to counterparty $248,649
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 41,473,926
Gross unrealized depreciation (13,967,643)
Net unrealized appreciation (depreciation) $ 27,506,283
Cost for federal income tax purposes $ 564,405,906

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 36,146,345 – 36,146,345 –
Basic Materials 3,678,977 – 3,678,977 –
Capital Goods 10,366,046 – 10,366,046 –
Collateralized Mortgage Obligations 44,934,752 – 44,934,752 –
Commercial Mortgage-Backed Securities 5,721,725 – 5,721,725 –
Communications Services 11,202,845 – 11,202,845 –
Consumer Cyclical 14,533,970 – 14,533,970 –
Consumer Non-Cyclical 16,126,646 – 16,126,646 –
Energy 13,037,270 – 13,037,270 –
Financials 42,427,866 – 42,427,866 –
Foreign Government 419,000 – 419,000 –
Mortgage-Backed Securities 119,486,364 – 119,486,364 –
Technology 13,275,895 – 13,275,895 –
Transportation 2,719,337 – 2,719,337 –
U.S. Government & Agencies 36,122,614 – 36,122,614 –
Utilities 13,390,049 – 13,390,049 –
Common Stock
Communications Services 8,973,056 8,810,615 162,441 –
Consumer Discretionary 8,614,012 8,614,012 – –
Consumer Staples 3,383,263 3,383,263 – –
Energy 3,707,626 3,707,626 – –
Financials 15,007,753 15,007,753 – –
Health Care 10,981,738 10,981,738 – –
Industrials 9,792,632 9,731,733 60,899 –
Information Technology 25,208,119 24,410,285 797,834 –
Materials 3,284,958 3,197,477 87,481 –
Real Estate 2,275,769 2,275,769 – –
Utilities 3,245,454 3,245,454 – –
Preferred Stock
Basic Materials 303,958 303,958 – –
Capital Goods 709,453 709,453 – –
Communications Services 344,835 344,835 – –
Financials 5,079,685 5,079,685 – –
Technology 517,005 517,005 – –
Utilities 620,829 620,829 – –
Registered Investment Companies
U.S. Unaffiliated 5,069,607 5,069,607 – –
Short-Term Investments 19,131,713 15,853,046 3,278,667 –
Subtotal Investments in Securities $509,841,166 $121,864,143 $387,977,023 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 51,211,087
Affiliated Short-Term Investments 25,361,000
Collateral Held for Securities Loaned 5,532,390
Subtotal Other Investments $82,104,477
Total Investments at Value $591,945,643
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 456,819 456,819 – –
Total Asset Derivatives $456,819 $456,819 $– $–
Liability Derivatives
Futures Contracts 466,984 335,812 131,172 –
Credit Default Swaps 23,289 – 23,289 –
Total Liability Derivatives $490,273 $335,812 $154,461 $–
The following table presents Conservative Allocation Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$3,018,153 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 6 March 2026 $ 674,360 $ 265
CBOT 2-Yr. U.S. Treasury Note 15 March 2026 3,132,774 (938)
CBOT 5-Yr. U.S. Treasury Note 8 March 2026 874,084 354
CBOT U.S. Long Bond 2 March 2026 230,443 744
CME E-mini S&P 500 Index 77 March 2026 26,821,115 (284,990)
CME Ultra Long Term U.S. Treasury Bond 3 March 2026 353,728 272
ICE mini MSCI EAFE Index 66 March 2026 9,476,103 100,828
ICE US mini MSCI Emerging Markets Index 22 March 2026 1,521,575 30,965
Ultra 10-Yr. U.S. Treasury Note 2 March 2026 229,787 244
Total Futures Long Contracts $ 43,313,969 ( $ 152,256)
CBOT U.S. Long Bond (16) March 2026 ( $ 1,869,343) $ 19,843
CME E-mini Russell 2000 Index (39) March 2026 (5,096,435) 225,335
CME E-mini S&P Mid-Cap 400 Index (9) March 2026 (3,059,921) 67,241
CME Euro Foreign Exchange Currency (41) March 2026 (5,987,366) (49,884)
CME Ultra Long Term U.S. Treasury Bond (5) March 2026 (600,728) 10,728
Eurex Euro STOXX 50 Index (147) March 2026 (9,931,760) (131,172)
Total Futures Short Contracts ( $ 26,545,553) $142,091
Total Futures Contracts $ 16,768,416 ($10,165)

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Conservative Allocation Portfolio's credit default swap contracts held as of December 31, 2025. Investments totaling
$397,914 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 7,350,000 $ – ( $ 23,289) ( $ 23,289)
Total Credit Default Swaps $– ($23,289) ($23,289)
1 As the buyer of protection, Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Conservative
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 424,369
Total Equity Contracts 424,369
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 32,450
Total Interest Rate Contracts 32,450
Total Asset Derivatives $456,819
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 49,884
Total Foreign Exchange Contracts 49,884
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 416,162
Total Equity Contracts 416,162
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 938
Total Interest Rate Contracts 938
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 23,289
Total Credit Contracts 23,289
Total Liability Derivatives $490,273
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 5,053,700
Total Return Swaps Net realized gains/(losses) on Swap agreements (5,918)
Total Equity Contracts
5,047,782
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (749,193)
Total Foreign Exchange Contracts (749,193)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (308,201)
Total Interest Rate Contracts
(308,201)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (461,483)
Total Credit Contracts
(461,483)
Total $3,528,905
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (185,290)
Total Foreign Exchange Contracts (185,290)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 476,863
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 7,294
Total Equity Contracts 484,157
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (19,004)
Total Interest Rate Contracts (19,004)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 58,918
Total Credit Contracts 58,918
Total $338,781
The following table presents Conservative Allocation Portfolio's average volume of derivative activity during the period ended December 31,
2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $49,132,020
Futures - Short (21,073,853)
Total Return Swaps - Short (4,306)
Interest Rate Contracts
Futures - Long 3,006,800
Futures - Short (2,933,319)
Foreign Exchange Contracts
Futures - Short (7,179,107)
Credit Contracts
Credit Default Swaps - Buy Protection (504,503)

Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $49,160 $2,598 $12,770 $42,614 4,815 7.2%
Core International Equity 6,583 715 5 8,597 701 1.5
Total U.S. Affiliated Registered Investment
Companies 55,743 51,211 8.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 16,613 50,416 41,668 25,361 2,536 4.3
Total Affiliated Short-Term Investments 16,613 25,361 4.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,762 84,872 85,102 5,532 5,532 0.9
Total Collateral Held for Securities Loaned 5,762 5,532 0.9
Total Value $78,118 $82,104
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,377) $6,003 $ – $2,598
Core International Equity 0 1,304 429 285
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 0 0 – 716
Total Income/Non Cash Income from Affiliated
Investments $3,599
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 30
Total Affiliated Income from Securities Loaned, Net $30
Total Value ($2,377) $7,307 $ 429

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 47.0% Value
Asset-Backed Securities  4.6%
Anchorage Capital CLO 20, Ltd.
$ 150,000
7.084%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 149,838
Anchorage Capital CLO 21, Ltd.
250,000
5.784%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
250,210
Avis Budget Rental Car Funding
AESOP, LLC
250,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
254,136
250,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
248,765
Balboa Bay Loan Funding, Ltd.
300,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
300,132
Barings Loan Partners CLO, Ltd. 2
500,000
5.534%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
499,038
Battalion CLO XI, Ltd.
400,000
5.815%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
399,434
Battalion CLO XIV, Ltd.
500,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
499,984
Battalion CLO XXI, Ltd.
500,000
5.905%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
499,041
Business Jet Securities, LLC
140,196
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
139,393
285,116
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
287,356
CarVal CLO VI-C, Ltd.
350,000
7.570%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
350,392
College Avenue Student Loans,
LLC
49,697
5.496%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
50,128
Dryden 72 CLO, Ltd.
300,000
5.502%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
300,568
GMAC Mortgage Corporation
Loan Trust
20,816
4.346%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
9,618
GSAA Home Equity Trust
76,740
4.105%,  8/25/2034, Ser.
2004-10, Class M2
b
70,897
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
486,233
Principal
Amount Long-Term Fixed Income  47.0% Value
Asset-Backed Securities  4.6% - continued
$ 400,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
$ 405,590
250,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
248,544
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
432,238
HTAP Issuer Trust
266,076
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
265,805
Kennedy Lewis CLO 3, Ltd.
300,000
5.090%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
300,240
LCM 41, Ltd.
650,000
7.505%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
651,175
MetroNet Infrastructure Issuer, LLC
400,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
405,638
175,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
175,298
MFA Trust
341,275
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
341,753
Octagon Investment Partners 50,
Ltd.
625,000
5.905%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
625,253
Pagaya AI Debt Grantor Trust
119,961
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
120,401
137,873
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
138,495
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
85,792
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
86,216
Palmer Square Loan Funding, Ltd.
750,000
6.455%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
751,853
250,000
5.605%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,087
250,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
247,512
Park Blue CLO, Ltd.
200,000
6.064%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
200,682
PPM CLO 3, Ltd.
300,000
5.932%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
300,104
PRET, LLC
500,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
501,217

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Asset-Backed Securities  4.6% - continued
Radnor Re, Ltd.
$ 495,521
6.765%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
$ 498,186
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
404,644
Rockford Tower CLO, Ltd.
500,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
500,020
Sculptor CLO XXVIII, Ltd.
300,000
5.834%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
299,838
Signal Peak CLO 1, Ltd.
250,000
5.832%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
250,041
Sunnova Hestia II Issuer, LLC
316,060
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
313,977
Symphony CLO XX, Ltd.
500,000
6.894%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
500,661
TCW CLO, Ltd.
450,000
5.658%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,081
Unlock HEA Trust
298,639
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
299,106
244,683
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
244,460
359,553
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
359,996
VERDE CLO, Ltd.
500,000
7.105%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
500,467
Veros Auto Receivables Trust
198,024
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
198,701
VOLT C, LLC
390,177
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
391,084
VOLT CVI, LLC
265,135
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
265,748
VOLT XCIV, LLC
88,576
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
88,599
VOLT XCIX, LLC
37,747
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
37,719
VOLT XCVII, LLC
269,196
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
269,263
Principal
Amount Long-Term Fixed Income  47.0% Value
Asset-Backed Securities  4.6% - continued
Zayo Issuer, LLC
$ 475,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
$ 473,850
Total 17,589,705
Basic Materials  0.4%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
40,000 8.625%,  6/15/2029
a
42,167
Alumina, Pty. Ltd.
22,000 6.125%,  3/15/2030
a
22,724
Carpenter Technology Corporation
17,000 5.625%,  3/1/2034
a
17,267
Cascades, Inc./Cascades USA,
Inc.
42,000 6.750%,  7/15/2030
a
43,628
Celanese US Holdings, LLC
10,000 6.850%,  11/15/2028 10,461
18,000 6.500%,  4/15/2030
e
18,090
16,000 6.629%,  7/15/2032 16,650
28,000 6.750%,  4/15/2033
e
27,853
Cerdia Finanz GmbH
33,000 9.375%,  10/3/2031
a
34,114
Chemours Company
39,000 4.625%,  11/15/2029
a
35,265
Cleveland-Cliffs, Inc.
37,000 4.625%,  3/1/2029
a,e
36,431
31,000 6.875%,  11/1/2029
a
32,107
28,000 4.875%,  3/1/2031
a
26,866
19,000 7.375%,  5/1/2033
a
19,761
28,000 6.250%,  10/1/2040 24,306
CVR Partners, LP/CVR Nitrogen
Finance Corporation
22,000 6.125%,  6/15/2028
a
22,060
Eastman Chemical Company
59,000 5.000%,  8/1/2029 60,194
First Quantum Minerals, Ltd.
18,000 9.375%,  3/1/2029
a
18,954
15,000 8.625%,  6/1/2031
a
15,785
FMC Corporation
23,000 8.450%,  11/1/2055
b
18,205
Fortescue Treasury, Pty. Ltd.
14,000 5.875%,  4/15/2030
a
14,397
Hecla Mining Company
14,000 7.250%,  2/15/2028 14,088
INEOS Finance plc
83,000 7.500%,  4/15/2029
a,e
72,101
LYB International Finance III, LLC
14,000 5.125%,  1/15/2031 14,052
Magnera Corporation
31,000 7.250%,  11/15/2031
a
30,431
Mercer International, Inc.
33,000 5.125%,  2/1/2029 21,047
Methanex Corporation
28,000 5.250%,  12/15/2029 28,256
7,000 5.650%,  12/1/2044 6,258
Methanex US Operations, Inc.
25,000 6.250%,  3/15/2032
a
25,742

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Basic Materials  0.4% - continued
Mineral Resources, Ltd.
$ 44,000 9.250%,  10/1/2028
a
$ 46,178
9,000 7.000%,  4/1/2031
a
9,385
Mosaic Company
72,000 4.600%,  11/15/2030 72,142
Novelis Corporation
29,000 4.750%,  1/30/2030
a
28,014
30,000 3.875%,  8/15/2031
a
27,344
Olin Corporation
26,000 6.625%,  4/1/2033
a
25,804
Olympus Water US Holding
Corporation
21,000 7.250%,  2/15/2033
a
21,104
Peabody Energy Corporation,
Convertible
76,000 3.250%,  3/1/2028 127,490
Qnity Electronics, Inc.
58,000 5.750%,  8/15/2032
a
59,302
Smurfit Kappa Treasury, ULC
61,000 5.777%,  4/3/2054 61,283
SNF Group SACA
56,000 3.375%,  3/15/2030
a
52,330
Solstice Advanced Materials, Inc.
23,000 5.625%,  9/30/2033
a
23,202
Steel Dynamics, Inc.
26,000 5.250%,  5/15/2035 26,589
SunCoke Energy, Inc.
39,000 4.875%,  6/30/2029
a
36,212
Taseko Mines, Ltd.
57,000 8.250%,  5/1/2030
a
60,547
WR Grace Holdings, LLC
22,000 6.625%,  8/15/2032
a
22,281
Total 1,468,467
Capital Goods  1.2%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
58,287
AECOM
47,000 6.000%,  8/1/2033
a
48,168
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
24,000 7.000%,  5/21/2030
a
25,049
Amphenol Corporation
59,000 5.300%,  11/15/2055 56,364
Amrize Finance US, LLC
32,000 5.400%,  4/7/2035 33,000
Amsted Industries, Inc.
20,000 4.625%,  5/15/2030
a
19,608
53,000 6.375%,  3/15/2033
a
54,589
AptarGroup, Inc.
14,000 4.750%,  3/30/2031 14,099
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
14,000 6.250%,  1/30/2031
a
14,319
Array Technologies, Inc.,
Convertible
73,000 1.000%,  12/1/2028 66,101
79,000 2.875%,  7/1/2031
a
113,957
Principal
Amount Long-Term Fixed Income  47.0% Value
Capital Goods  1.2% - continued
ATI, Inc.
$ 35,000 7.250%,  8/15/2030 $ 36,977
Axon Enterprise, Inc.
23,000 6.125%,  3/15/2030
a
23,744
23,000 6.250%,  3/15/2033
a
23,927
Axon Enterprise, Inc., Convertible
54,000 0.500%,  12/15/2027 135,783
Boeing Company
40,000 6.858%,  5/1/2054 44,926
67,000 3.250%,  3/1/2028 65,759
83,000 5.150%,  5/1/2030 85,283
20,000 6.528%,  5/1/2034 22,127
Bombardier, Inc.
11,000 6.000%,  2/15/2028
a
11,033
39,000 7.250%,  7/1/2031
a
41,560
79,000 7.000%,  6/1/2032
a
83,475
12,000 6.750%,  6/15/2033
a
12,684
Brundage-Bone Concrete
Pumping Holdings, Inc.
28,000 7.500%,  2/1/2032
a
28,575
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
a
44,868
11,000 4.250%,  2/1/2032
a
10,474
24,000 6.750%,  5/15/2035
a
25,092
BWX Technologies, Inc.,
Convertible
242,000 Zero Coupon,  11/1/2030
a
230,626
Canpack SA/Canpack US, LLC
53,000 3.875%,  11/15/2029
a
50,709
Carrier Global Corporation
75,000 2.722%,  2/15/2030 70,610
Chart Industries, Inc.
25,000 7.500%,  1/1/2030
a
26,056
Clean Harbors, Inc.
21,000 6.375%,  2/1/2031
a
21,612
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
a
10,174
43,000 6.875%,  1/15/2030
a
44,075
11,000 8.750%,  4/15/2030
a
11,183
24,000 6.750%,  4/15/2032
a
24,679
Deere & Company
28,000 5.700%,  1/19/2055 28,939
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
89,570
EquipmentShare.com, Inc.
34,000 9.000%,  5/15/2028
a
35,332
10,000 8.625%,  5/15/2032
a
10,563
ESAB Corporation
53,000 6.250%,  4/15/2029
a
54,495
Fluor Corporation, Convertible
115,000 1.125%,  8/15/2029 131,008
GFL Environmental, Inc.
57,000 4.000%,  8/1/2028
a
56,225
Greenbrier Companies, Inc.,
Convertible
69,000 2.875%,  4/15/2028 74,127
Herc Holdings, Inc.
46,000 6.625%,  6/15/2029
a
47,753
30,000 7.000%,  6/15/2030
a
31,573
6,000 5.750%,  3/15/2031
a
6,089

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Capital Goods  1.2% - continued
$ 31,000 7.250%,  6/15/2033
a
$ 32,872
6,000 6.000%,  3/15/2034
a
6,080
Honeywell International, Inc.
80,000 5.250%,  3/1/2054 75,608
Howmet Aerospace, Inc.
15,000 4.550%,  11/15/2032 15,067
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 66,362
JBT Marel Corporation,
Convertible
82,000 0.250%,  5/15/2026 83,738
116,000 0.375%,  9/15/2030
a
120,118
John Deere Capital Corporation
13,000 5.150%,  9/8/2033 13,627
Lockheed Martin Corporation
54,000 5.200%,  2/15/2064 50,023
Martin Marietta Materials, Inc.
25,000 5.150%,  12/1/2034 25,508
Mirion Technologies, Inc.,
Convertible
89,000 0.250%,  6/1/2030
a
110,182
88,000 Zero Coupon,  10/1/2031
a
95,040
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
a
47,650
Nesco Holdings II, Inc.
18,000 5.500%,  4/15/2029
a
17,731
New Enterprise Stone and Lime
Company, Inc.
51,000 5.250%,  7/15/2028
a
50,957
Northrop Grumman Corporation
79,000 5.200%,  6/1/2054 73,851
22,000 4.700%,  3/15/2033 22,214
OI European Group BV
57,000 4.750%,  2/15/2030
a
55,154
Owens-Brockway Glass Container,
Inc.
17,000 6.625%,  5/13/2027
a
17,060
23,000 7.375%,  6/1/2032
a
23,334
Patrick Industries, Inc., Convertible
55,000 1.750%,  12/1/2028 93,335
Quikrete Holdings, Inc.
93,000 6.375%,  3/1/2032
a
96,802
QXO Building Products, Inc.
36,000 6.750%,  4/30/2032
a
37,599
Republic Services, Inc.
43,000 5.000%,  12/15/2033 44,459
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
59,365
Reworld Holding Corporation
25,000 4.875%,  12/1/2029
a
24,029
Roller Bearing Company of
America, Inc.
16,000 4.375%,  10/15/2029
a
15,742
RTX Corporation
145,000 4.500%,  6/1/2042 131,074
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,731
Smyrna Ready Mix Concrete, LLC
70,000 8.875%,  11/15/2031
a
74,874
Principal
Amount Long-Term Fixed Income  47.0% Value
Capital Goods  1.2% - continued
Spirit AeroSystems, Inc.
$ 92,000 4.600%,  6/15/2028 $ 92,107
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
25,116
Standard Building Solutions, Inc.
26,000 6.500%,  8/15/2032
a
26,768
52,000 6.250%,  8/1/2033
a
53,120
22,000 5.875%,  3/15/2034
a
22,064
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,925
28,000 3.375%,  1/15/2031
a
25,653
Synergy Infrastructure Holdings,
LLC
17,000 7.875%,  12/1/2030
a
17,624
Textron, Inc.
67,000 3.650%,  3/15/2027 66,649
Trane Technologies Financing, Ltd.
65,000 5.100%,  6/13/2034 66,539
TransDigm, Inc.
23,000 6.750%,  8/15/2028
a
23,405
95,000 7.125%,  12/1/2031
a
99,842
79,000 6.625%,  3/1/2032
a
82,193
33,000 6.000%,  1/15/2033
a
33,774
6,000 6.250%,  1/31/2034
a
6,226
35,000 6.750%,  1/31/2034
a
36,459
United Rentals North America, Inc.
35,000 4.875%,  1/15/2028 35,003
85,000 4.000%,  7/15/2030 82,397
33,000 5.375%,  11/15/2033
a
32,977
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 19,544
WESCO Distribution, Inc.
28,000 6.375%,  3/15/2029
a
28,915
20,000 6.625%,  3/15/2032
a
20,883
Total 4,804,595
Collateralized Mortgage Obligations  6.1%
A&D Mortgage Trust
150,142
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
152,001
333,650
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
337,376
307,162
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
308,348
ACRA Trust
317,901
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
319,759
Banc of America Alternative Loan
Trust
165,380
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 149,160
Banc of America Mortgage
Securities Trust
18,547
5.066%,  9/25/2035, Ser.
2005-H, Class 2A1
b
16,546
46,554
5.583%,  9/25/2035, Ser.
2005-H, Class 3A1
b
44,418
Bear Stearns ARM Trust
40,948
5.721%,  1/25/2034, Ser.
2003-8, Class 5A
b
36,027

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.1% -
continued
Bellemeade Re, Ltd.
$ 150,000
6.374%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
$ 150,887
CAFL Issuer, LLC
128,344
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
121,791
CFST Mortgage Trust
325,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
328,021
CHNGE Mortgage Trust
182,994
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
180,291
121,143
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
121,314
307,466
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
306,459
130,767
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
131,300
CIM Trust
324,103
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
324,520
Citigroup Mortgage Loan Trust,
Inc.
58,862
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 58,438
141,951
5.126%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
128,222
COLT Mortgage Loan Trust
252,230
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
254,234
CSMC Trust
180,826
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
160,274
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
105,426
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 92,227
66,018
4.086%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
58,387
Federal Home Loan Mortgage
Corporation - REMIC
448,275
7.874%,  (SOFR30A +
4.000%), 1/25/2026, Ser.
5567, Class MB
b
457,353
441,208
4.000%,  1/25/2051, Ser.
5249, Class LA 438,363
500,000
5.250%,  2/25/2055, Ser.
5508, Class AY 504,667
740,506
1.500%,  3/25/2051, Ser.
5092, Class IC
f
65,035
400,000
5.250%,  3/25/2055, Ser.
5519, Class CL 398,395
325,000
5.000%,  5/25/2055, Ser.
5537, Class KM 318,498
282,407
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 229,889
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 402,636
756,704
2.000%,  12/25/2050, Ser.
5051, Class WI
f
99,634
29,182
3.000%,  5/15/2027, Ser.
4046, Class GI
f
284
Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.1% -
continued
$ 176,605
3.500%,  10/15/2032, Ser.
4119, Class KI
f
$ 12,708
137,547
3.000%,  4/15/2033, Ser.
4203, Class DI
f
4,945
Federal Home Loan Mortgage
Corporation STRIPS
276,598
3.500%,  8/15/2035, Ser.
345, Class C8
f
24,648
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 447,445
550,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 537,975
525,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 533,290
300,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 293,290
538,885
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
72,016
64,083
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
844
40,179
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
446
140,454
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
2,153
108,343
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
1,505
40,137
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
579
96,819
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
1,239
59,342
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
1,059
83,351
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
1,305
59,463
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
1,263
180,908
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
12,184
Flagstar Mortgage Trust
117,761
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
107,023
GCAT Trust
453,893
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
466,393
248,680
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
236,416
445,190
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
453,399
GMAC Mortgage Corporation
Loan Trust
55,099
Zero Coupon,  5/25/2035,
Ser. 2005-AR2, Class 4A
b
49,316
GMACM Mortgage Loan Trust
22,363
3.693%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
18,274
GS Mortgage-Backed Securities
Trust
370,163
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
372,120

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.1% -
continued
Home RE, Ltd.
$ 272,512
8.465%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
$ 279,398
IndyMac INDA Mortgage Loan
Trust
457,632
3.629%,  8/25/2036, Ser.
2006-AR1, Class A1
b
350,263
J.P. Morgan Mortgage Trust
171,475
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
148,374
225,000
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,d
224,310
353,724
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
352,648
67,596
5.119%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
46,261
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
350,686
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
301,117
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
503,364
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
201,797
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
502,440
Merrill Lynch Alternative Note
Asset Trust
247,976
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 77,558
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
250,951
Morgan Stanley Residential
Mortgage Loan Trust
352,512
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
354,673
MortgageIT Securities Corporation
Mortgage Loan Trust
486,575
4.306%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
427,907
NYMT Loan Trust
395,618
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
397,146
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
250,731
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
302,696
PMT Loan Trust
266,725
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
271,643
PRET, LLC
300,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
300,628
PRKCM Trust
232,477
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
232,728
204,391
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
206,752
Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.1% -
continued
PRPM Trust
$ 150,000
6.208%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
$ 149,480
PRPM, LLC
255,051
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
252,162
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
288,123
434,332
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
434,505
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
300,178
451,016
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
451,858
RCO IX Mortgage, LLC
264,301
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
265,147
197,040
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
197,114
Residential Accredit Loans, Inc.
Trust
65,511
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 58,495
65,307
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 52,286
Residential Asset Securitization
Trust
86,041
4.554%,  1/25/2034, Ser.
2004-IP1, Class A1
b
82,125
Residential Funding Mortgage
Security I Trust
132,319
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 107,663
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
403,907
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
302,148
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
653,815
Structured Adjustable Rate
Mortgage Loan Trust
40,366
4.600%,  7/25/2035, Ser.
2005-15, Class 4A1
b
35,555
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
400,897
Triangle Re, Ltd.
178,667
7.274%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
180,036
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
551,049
Verus Securitization Trust
456,044
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
460,019
205,654
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
186,103

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.1% -
continued
$ 400,266
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
$ 398,927
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
406,389
Total 23,298,641
Commercial Mortgage-Backed Securities  0.8%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
238,981
BANK
2,094,393
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
98,425
600,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
591,057
BBCMS Mortgage Trust
2,232,189
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
137,885
250,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
255,091
HTAP Issuer Trust
464,769
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
465,022
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
543,562
Silver Hill Trust
3,070
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
3,059
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
253,760
Velocity Commercial Capital Loan
Trust
194,498
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
196,472
208,490
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
213,996
235,799
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
239,882
Total 3,237,192
Communications Services  1.3%
AMC Networks, Inc.
42,000 10.250%,  1/15/2029
a
44,042
American Tower Corporation
59,000 5.500%,  3/15/2028 60,703
41,000 5.800%,  11/15/2028 42,801
57,000 3.800%,  8/15/2029 56,122
32,000 5.000%,  1/31/2030 32,766
78,000 4.900%,  3/15/2030 79,664
AT&T, Inc.
63,000 5.700%,  3/1/2057 60,372
40,000 6.050%,  8/15/2056 40,235
202,000 3.550%,  9/15/2055 134,460
Bell Telephone Company of
Canada
27,500 7.000%,  9/15/2055
b
28,898
40,000 5.100%,  5/11/2033 40,573
Principal
Amount Long-Term Fixed Income  47.0% Value
Communications Services  1.3% - continued
Cable One, Inc., Convertible
$ 86,000 Zero Coupon,  3/15/2026
e
$ 84,710
CCO Holdings, LLC/CCO Holdings
Capital Corporation
55,000 5.125%,  5/1/2027
a
54,924
12,000 5.000%,  2/1/2028
a
11,905
30,000 5.375%,  6/1/2029
a
29,662
64,000 4.250%,  2/1/2031
a
58,806
246,000 4.750%,  2/1/2032
a
224,830
27,000 4.250%,  1/15/2034
a,e
22,957
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
42,000 6.700%,  12/1/2055 40,269
64,000 6.550%,  6/1/2034 67,312
Clear Channel Outdoor Holdings,
Inc.
22,000 7.875%,  4/1/2030
a
23,170
Comcast Corporation
63,000 6.050%,  5/15/2055
e
62,224
119,000 5.650%,  6/1/2054 111,515
Crown Castle, Inc.
24,000 4.900%,  9/1/2029 24,372
Deluxe Corporation
55,000 8.125%,  9/15/2029
a
57,941
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 131,849
DIRECTV Financing, LLC
12,000 8.875%,  2/1/2030
a
12,161
34,000 8.875%,  2/1/2030
a
34,401
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
62,000 5.875%,  8/15/2027
a
62,364
24,000 10.000%,  2/15/2031
a
24,529
FiberCop SPA
67,000 6.000%,  9/30/2034
a
63,472
Frontier Communications
Holdings, LLC
44,000 5.875%,  10/15/2027
a
44,142
Getty Images, Inc.
33,000 10.500%,  11/15/2030
a
33,273
Gray Media, Inc.
23,000 10.500%,  7/15/2029
a
24,733
22,000 7.250%,  8/15/2033
a
22,480
Iliad Holding SAS
33,000 8.500%,  4/15/2031
a
35,516
34,000 7.000%,  4/15/2032
a
35,042
Level 3 Financing, Inc.
12,000 3.625%,  1/15/2029
a
11,075
24,000 4.875%,  6/15/2029
a,e
23,340
53,000 6.875%,  6/30/2033
a
54,234
52,000 7.000%,  3/31/2034
a
53,590
23,000 8.500%,  1/15/2036
a
23,552
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
83,429
Meta Platforms, Inc.
70,000 5.550%,  8/15/2064 64,932
55,000 5.625%,  11/15/2055 52,787
55,000 5.500%,  11/15/2045 53,406

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Communications Services  1.3% - continued
Nexstar Media, Inc.
$ 37,000 4.750%,  11/1/2028
a,e
$ 36,732
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
34,000 4.625%,  3/15/2030
a,e
33,189
Paramount Global
57,000 6.375%,  3/30/2062
b
52,918
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,978
19,000 7.000%,  4/15/2055
b
19,878
27,500 7.125%,  4/15/2055
b
28,957
60,000 5.000%,  2/15/2029 61,137
Scripps Escrow II, Inc.
17,000 3.875%,  1/15/2029
a,e
15,642
Sinclair Television Group, Inc.
12,000 8.125%,  2/15/2033
a
12,533
Sirius XM Radio, LLC
38,000 5.000%,  8/1/2027
a
38,093
35,000 4.125%,  7/1/2030
a,e
33,287
25,000 3.875%,  9/1/2031
a
23,023
Snap, Inc.
23,000 6.875%,  3/15/2034
a
23,681
Snap, Inc., Convertible
47,000 0.125%,  3/1/2028 42,596
157,000 0.500%,  5/1/2030 136,904
Sprint Capital Corporation
107,000 6.875%,  11/15/2028 114,825
61,000 8.750%,  3/15/2032 73,771
Take-Two Interactive Software, Inc.
52,000 5.600%,  6/12/2034 54,272
Telecom Italia Capital SA
24,000 6.000%,  9/30/2034
e
24,634
TELUS Corporation
58,000 6.625%,  10/15/2055
b
59,186
T-Mobile USA, Inc.
40,000 5.500%,  1/15/2055 37,884
70,000 5.250%,  6/15/2055 63,768
77,000 3.375%,  4/15/2029 75,046
29,000 5.125%,  5/15/2032 29,843
51,000 4.950%,  11/15/2035 50,704
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
76,000 4.750%,  4/15/2028
a
75,533
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,392
67,000 4.500%,  5/1/2029
a,e
64,359
42,000 7.375%,  6/30/2030
a
42,691
23,000 8.500%,  7/31/2031
a
24,026
Verizon Communications, Inc.
17,000 5.875%,  11/30/2055 16,796
26,000 6.000%,  11/30/2065 25,661
64,000 4.780%,  2/15/2035 63,013
55,000 5.250%,  4/2/2035 55,901
52,000 5.000%,  1/15/2036 51,559
63,000 5.401%,  7/2/2037
a
63,675
Viasat, Inc.
25,000 5.625%,  4/15/2027
a
24,964
Virgin Media Finance plc
34,000 5.000%,  7/15/2030
a
29,975
Principal
Amount Long-Term Fixed Income  47.0% Value
Communications Services  1.3% - continued
Virgin Media Secured Finance plc
$ 72,000 5.500%,  5/15/2029
a
$ 70,931
Virgin Media Vendor Financing
Notes IV DAC
41,000 5.000%,  7/15/2028
a
40,226
VMED O2 UK Financing I plc
29,000 7.750%,  4/15/2032
a
30,221
Vodafone Group plc
42,000 5.125%,  6/4/2081
b
32,963
67,000 7.000%,  4/4/2079
b
70,974
VZ Secured Financing BV
64,000 5.000%,  1/15/2032
a
57,917
WarnerMedia Holdings, Inc.
23,000 5.141%,  3/15/2052 15,154
98,000 4.054%,  3/15/2029 94,844
36,000 4.279%,  3/15/2032 31,602
88,000 5.050%,  3/15/2042 61,930
Windstream Services, LLC
28,000 7.500%,  10/15/2033
a
28,703
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
32,000 8.250%,  10/1/2031
a
33,593
Zegona Finance plc
27,000 8.625%,  7/15/2029
a
28,638
Ziggo BV
30,000 4.875%,  1/15/2030
a
28,357
Total 4,807,619
Consumer Cyclical  1.7%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
38,754
59,000 5.625%,  9/15/2029
a
60,073
Adient Global Holdings, Ltd.
16,000 8.250%,  4/15/2031
a,e
16,824
25,000 7.500%,  2/15/2033
a,e
25,801
ADT Security Corporation
46,000 4.875%,  7/15/2032
a
44,555
Advance Auto Parts, Inc.
35,000 7.000%,  8/1/2030
a
35,185
15,000 7.375%,  8/1/2033
a
15,060
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
51,000 4.625%,  6/1/2028
a
50,302
50,000 4.625%,  6/1/2028
a
49,196
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
17,891
American Axle & Manufacturing,
Inc.
56,000 5.000%,  10/1/2029
e
53,944
23,000 6.375%,  10/15/2032
a
23,425
23,000 7.750%,  10/15/2033
a
23,427
American Honda Finance
Corporation
61,000 4.900%,  1/10/2034 61,282
Asbury Automotive Group, Inc.
48,000 5.000%,  2/15/2032
a
46,646
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
a
42,903

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.7% - continued
Aston Martin Capital Holdings, Ltd.
$ 42,000 10.000%,  3/31/2029
a
$ 39,091
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
29,000 9.500%,  7/1/2032
a
27,714
Beach Acquisition Bidco, LLC
23,000 10.000%,  7/15/2033
a
25,387
Belron UK Finance plc
33,000 5.750%,  10/15/2029
a
33,699
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 40,442
Block Financial, LLC
72,000 5.375%,  9/15/2032 72,464
Boyd Gaming Corporation
38,000 4.750%,  6/15/2031
a
37,126
Brightstar Lottery plc
60,000 5.250%,  1/15/2029
a
59,864
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
22,000 5.750%,  1/15/2033
a
21,842
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
28,000 4.875%,  2/15/2030
a
26,081
Burlington Stores, Inc., Convertible
59,000 1.250%,  12/15/2027 87,379
Caesars Entertainment, Inc.
67,000 4.625%,  10/15/2029
a
64,269
34,000 6.500%,  2/15/2032
a
34,830
26,000 6.000%,  10/15/2032
a,e
25,284
Carnival Corporation
23,000 5.125%,  5/1/2029
a
23,255
71,000 5.750%,  8/1/2032
a
72,866
16,000 6.125%,  2/15/2033
a
16,521
Carvana Company
25,000 9.000%,  6/1/2030
a
26,203
47,820 9.000%,  6/1/2031
a
53,961
CBRE Services, Inc.
40,000 4.900%,  1/15/2033 40,192
Churchill Downs, Inc.
35,000 6.750%,  5/1/2031
a
36,292
Cracker Barrel Old Country Store,
Inc., Convertible
12,000 1.750%,  9/15/2030
a
9,019
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,074
Dana, Inc.
41,000 4.500%,  2/15/2032
e
39,356
DraftKings Holdings, Inc.,
Convertible
222,000 Zero Coupon,  3/15/2028 202,797
Dream Finders Homes, Inc.
34,000 6.875%,  9/15/2030
a
34,192
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
15,216
Expedia Group, Inc.
72,000 5.400%,  2/15/2035 73,851
Expedia Group, Inc., Convertible
59,000 Zero Coupon,  2/15/2026 65,815
Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.7% - continued
EZCORP, Inc., Convertible
$ 47,000 3.750%,  12/15/2029
a
$ 87,209
Ford Motor Company, Convertible
125,000 Zero Coupon,  3/15/2026 129,813
Ford Motor Credit Company, LLC
76,000 2.900%,  2/10/2029 71,421
68,000 7.122%,  11/7/2033 73,036
Forestar Group, Inc.
44,000 6.500%,  3/15/2033
a
44,873
FORVIA SE
34,000 8.000%,  6/15/2030
a
36,411
21,000 6.750%,  9/15/2033
a
21,684
Gap, Inc.
20,000 3.625%,  10/1/2029
a
18,949
15,000 3.875%,  10/1/2031
a
13,865
Garrett Motion Holdings, Inc./
Garrett LX I SARL
39,000 7.750%,  5/31/2032
a
41,452
General Motors Company
51,000 5.350%,  4/15/2028 52,243
General Motors Financial
Company, Inc.
18,000 5.750%,  9/30/2027
b,g
17,776
61,000 5.800%,  6/23/2028 63,211
48,000 5.800%,  1/7/2029 50,045
66,000 4.900%,  10/6/2029 67,046
11,500 5.700%,  9/30/2030
b,g
11,547
28,000 5.750%,  2/8/2031 29,451
23,000 5.625%,  4/4/2032 23,948
92,000 5.950%,  4/4/2034 96,285
Genting New York, LLC/GENNY
Capital, Inc.
15,000 7.250%,  10/1/2029
a
15,383
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
24,000 11.500%,  8/15/2029
a
25,133
26,000 8.750%,  1/15/2032
a
24,964
Goodyear Tire & Rubber Company
28,000 4.875%,  3/15/2027 28,046
24,000 5.000%,  7/15/2029 23,713
Group 1 Automotive, Inc.
14,000 6.375%,  1/15/2030
a
14,406
Hilton Domestic Operating
Company, Inc.
68,000 4.875%,  1/15/2030 68,229
14,000 4.000%,  5/1/2031
a
13,403
80,000 3.625%,  2/15/2032
a
74,262
23,000 5.750%,  9/15/2033
a
23,539
Home Depot, Inc.
34,000 5.300%,  6/25/2054 32,521
34,000 5.400%,  6/25/2064 32,494
Hyundai Capital America
67,000 3.000%,  2/10/2027
a
66,243
40,000 6.500%,  1/16/2029
a
42,345
Jacobs Entertainment, Inc.
49,000 6.750%,  2/15/2029
a
48,013
K Hovnanian Enterprises, Inc.
17,000 8.000%,  4/1/2031
a
17,350
KB Home
45,000 4.800%,  11/15/2029 44,821

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.7% - continued
Kingpin Intermediate Holdings,
LLC
$ 23,000 7.250%,  10/15/2032
a
$ 21,743
L Brands, Inc.
46,000 6.625%,  10/1/2030
a
47,030
34,000 6.875%,  11/1/2035 34,397
Las Vegas Sands Corporation
15,000 5.900%,  6/1/2027 15,299
20,000 5.625%,  6/15/2028 20,506
Lennar Corporation
59,000 5.200%,  7/30/2030 60,656
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
35,858
Light & Wonder International, Inc.
16,000 7.250%,  11/15/2029
a
16,433
Lindblad Expeditions, LLC
23,000 7.000%,  9/15/2030
a
23,993
Lithia Motors, Inc.
11,000 4.625%,  12/15/2027
a
10,983
Live Nation Entertainment, Inc.
31,000 4.750%,  10/15/2027
a
31,063
Live Nation Entertainment, Inc.,
Convertible
65,000 3.125%,  1/15/2029 94,445
67,000 2.875%,  1/15/2030 70,384
82,000 2.875%,  10/15/2031
a
80,565
Macy's Retail Holdings, LLC
12,000 7.375%,  8/1/2033
a
12,719
Marriott International, Inc./MD
36,000 4.900%,  4/15/2029 36,803
30,000 5.100%,  4/15/2032 30,895
Marriott Ownership Resorts, Inc.
92,000 6.500%,  10/1/2033
a
88,256
Marriott Vacations Worldwide
Corporation, Convertible
94,000 3.250%,  12/15/2027 89,300
Match Group Holdings II, LLC
25,000 4.125%,  8/1/2030
a
23,663
23,000 6.125%,  9/15/2033
a
23,275
Mattamy Group Corporation
28,000 6.000%,  12/15/2033
a
27,751
Melco Resorts Finance, Ltd.
48,000 5.375%,  12/4/2029
a
47,511
70,000 7.625%,  4/17/2032
a
73,627
21,000 6.500%,  9/24/2033
a
21,054
Meritage Homes Corporation
59,000 5.650%,  3/15/2035
e
60,279
Meritage Homes Corporation,
Convertible
38,000 1.750%,  5/15/2028 37,373
MGM Resorts International
33,000 6.125%,  9/15/2029 33,913
Michaels Companies, Inc.
11,000 5.250%,  5/1/2028
a
10,575
Millrose Properties, Inc.
29,000 6.375%,  8/1/2030
a
29,674
22,000 6.250%,  9/15/2032
a
22,198
Muvico, LLC
18,422
9.000%,PIK 6.000%,
2/19/2029
a,e,h
19,982
Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.7% - continued
NCL Corporation, Ltd.
$ 34,000 5.875%,  1/15/2031
a
$ 33,871
59,000 6.750%,  2/1/2032
a
60,411
29,000 6.250%,  9/15/2033
a
28,988
New Home Company, Inc.
24,000 8.500%,  11/1/2030
a
24,716
Nissan Motor Acceptance
Company, LLC
50,000 5.625%,  9/29/2028
a
50,141
50,000 6.125%,  9/30/2030
a
50,007
Nissan Motor Company, Ltd.
51,000 4.810%,  9/17/2030
a
48,068
PetSmart, LLC/PetSmart Finance
Corporation
33,000 7.500%,  9/15/2032
a
33,584
Phinia, Inc.
23,000 6.625%,  10/15/2032
a
23,815
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
43,837
48,000 9.750%,  4/15/2029
a
53,686
22,000 8.125%,  12/15/2029
a,b,g
22,659
Raven Acquisition Holdings, LLC
25,000 6.875%,  11/15/2031
a
25,759
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
26,000 4.625%,  4/16/2029
a
23,173
S&S Holdings, LLC
35,000 8.375%,  10/1/2031
a
33,538
Service Corporation International/
US
28,000 3.375%,  8/15/2030 26,183
38,000 5.750%,  10/15/2032 38,674
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
14,000 5.375%,  4/15/2027 13,946
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
14,000 6.625%,  5/1/2032
a,e
14,118
Staples, Inc.
29,000 10.750%,  9/1/2029
a
28,831
Station Casinos, LLC
23,000 4.625%,  12/1/2031
a
21,805
Taylor Morrison Communities, Inc.
17,000 5.750%,  11/15/2032
a
17,491
Tenneco, Inc.
51,000 8.000%,  11/17/2028
a
51,163
Toyota Motor Credit Corporation
40,000 4.800%,  1/5/2034 40,780
Uber Technologies, Inc.
52,000 4.800%,  9/15/2034 51,985
60,000 4.800%,  9/15/2035 59,683
Uber Technologies, Inc.,
Convertible
64,000 Zero Coupon,  5/15/2028
a
62,330
94,000 0.875%,  12/1/2028 121,918
Vail Resorts, Inc.
16,000 5.625%,  7/15/2030
a
16,260

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.7% - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 150,000 5.750%,  2/1/2027
a
$ 151,684
Victoria's Secret & Company
11,000 4.625%,  7/15/2029
a,e
10,664
Victra Holdings, LLC/Victra
Finance Corporation
15,000 8.750%,  9/15/2029
a
15,825
Viking Cruises, Ltd.
65,000 5.875%,  10/15/2033
a
66,005
Wayfair, LLC
13,000 7.750%,  9/15/2030
a
13,851
22,000 6.750%,  11/15/2032
a
22,618
Wynn Macau, Ltd.
30,000 6.750%,  2/15/2034
a
30,386
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
66,000 7.125%,  2/15/2031
a
71,418
Yum! Brands, Inc.
71,000 4.750%,  1/15/2030
a
71,056
ZF North America Capital, Inc.
27,000 7.125%,  4/14/2030
a
27,209
25,000 6.750%,  4/23/2030
a
24,704
Total 6,348,523
Consumer Non-Cyclical  1.9%
1261229 B.C., Ltd.
44,000 10.000%,  4/15/2032
a
45,761
AbbVie, Inc.
100,000 5.500%,  3/15/2064 97,084
100,000 4.500%,  5/14/2035 98,139
60,000 5.350%,  3/15/2044 59,293
Acadia Healthcare Company, Inc.
29,000 7.375%,  3/15/2033
a,e
29,290
AdaptHealth, LLC
97,000 4.625%,  8/1/2029
a
94,006
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
32,000 4.625%,  1/15/2027
a
31,969
93,000 3.500%,  3/15/2029
a
89,316
11,000 5.500%,  3/31/2031
a
11,116
10,000 6.250%,  3/15/2033
a
10,280
28,000 5.750%,  3/31/2034
a
28,113
Altria Group, Inc.
40,000 6.200%,  11/1/2028 42,244
Amneal Pharmaceuticals, LLC
12,000 6.875%,  8/1/2032
a
12,676
Anheuser-Busch InBev Worldwide,
Inc.
132,000 5.450%,  1/23/2039 136,653
BAT Capital Corporation
34,000 6.343%,  8/2/2030 36,773
43,000 7.750%,  10/19/2032 50,226
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,700
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 38,503
67,000 2.823%,  5/20/2030 63,153
BellRing Brands, Inc.
19,000 7.000%,  3/15/2030
a
19,644
Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Non-Cyclical  1.9% - continued
BioMarin Pharmaceutical, Inc.,
Convertible
$ 103,000 1.250%,  5/15/2027 $ 98,664
Bio-Rad Laboratories, Inc.
47,000 3.300%,  3/15/2027 46,572
Bristol-Myers Squibb Company
41,000 5.750%,  2/1/2031 43,854
10,000 5.900%,  11/15/2033 10,927
Bunge, Ltd. Finance Corporation
83,000 3.200%,  4/21/2031 78,102
14,000 4.650%,  9/17/2034 13,736
Cargill, Inc.
27,000 5.375%,  10/23/2055
a
25,985
79,000 2.125%,  11/10/2031
a
69,965
124,000 5.125%,  2/11/2035
a
127,429
Cencora, Inc.
36,000 5.150%,  2/15/2035 36,794
Central Garden & Pet Company
32,000 4.125%,  10/15/2030
e
30,670
Champ Acquisition Corporation
18,000 8.375%,  12/1/2031
a
19,442
Chefs' Warehouse, Inc.,
Convertible
65,000 2.375%,  12/15/2028 98,553
CHS/Community Health Systems,
Inc.
24,000 6.875%,  4/15/2029
a,e
21,360
22,000 4.750%,  2/15/2031
a
19,599
35,000 10.875%,  1/15/2032
a
38,200
46,000 9.750%,  1/15/2034
a
48,315
Cigna Group
40,000 5.600%,  2/15/2054 38,791
51,000 2.400%,  3/15/2030 47,333
78,000 4.875%,  9/15/2032 79,015
75,000 5.250%,  1/15/2036 76,350
Coca-Cola Company
37,000 5.300%,  5/13/2054 36,320
Conagra Brands, Inc.
71,000 5.750%,  8/1/2035
e
72,501
Concentra Health Services, Inc.
24,000 6.875%,  7/15/2032
a
25,099
Constellation Brands, Inc.
40,000 4.800%,  1/15/2029 40,644
90,000 3.150%,  8/1/2029 86,683
16,000 4.900%,  5/1/2033 16,073
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
15,000 5.600%,  1/15/2031
a
15,136
CVS Health Corporation
80,000 6.050%,  6/1/2054 79,539
91,000 6.750%,  12/10/2054
b
95,038
35,000 4.300%,  3/25/2028 35,116
120,000 4.780%,  3/25/2038 113,269
127,000 6.000%,  6/1/2044 127,624
DaVita, Inc.
27,000 3.750%,  2/15/2031
a
24,945
36,000 6.875%,  9/1/2032
a
37,475
24,000 6.750%,  7/15/2033
a
24,885
Edgewell Personal Care Company
34,000 5.500%,  6/1/2028
a
34,035

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Non-Cyclical  1.9% - continued
Eli Lilly & Company
$ 80,000 5.000%,  2/9/2054 $ 74,731
16,000 5.500%,  2/12/2055 16,014
Embecta Corporation
23,000 6.750%,  2/15/2030
a
22,635
Encompass Health Corporation
37,000 4.500%,  2/1/2028 36,936
Endo Finance Holdings, Inc.
28,000 8.500%,  4/15/2031
a
29,594
Energizer Holdings, Inc.
40,000 6.000%,  9/15/2033
a
38,368
Envista Holdings Corporation,
Convertible
36,000 1.750%,  8/15/2028 34,515
General Mills, Inc.
16,000 4.950%,  3/29/2033 16,232
Genmab AS/Genmab Finance,
LLC
56,000 6.250%,  12/15/2032
a
57,391
Gilead Sciences, Inc.
37,000 5.250%,  10/15/2033 38,881
Grifols SA
20,000 4.750%,  10/15/2028
a
19,752
HCA, Inc.
34,000 5.950%,  9/15/2054 33,588
49,000 5.250%,  3/1/2030 50,584
44,000 4.600%,  11/15/2032 43,602
65,000 5.750%,  3/1/2035 68,225
HLF Financing SARL, LLC/
Herbalife International, Inc.
24,000 12.250%,  4/15/2029
a
25,914
27,000 4.875%,  6/1/2029
a
25,356
Insulet Corporation
15,000 6.500%,  4/1/2033
a
15,636
Integer Holdings Corporation,
Convertible
33,000 2.125%,  2/15/2028 37,141
169,000 1.875%,  3/15/2030
a
155,987
IQVIA, Inc.
48,000 6.250%,  6/1/2032
a
50,156
Jazz Investments I, Ltd.,
Convertible
93,000 2.000%,  6/15/2026 107,508
97,000 3.125%,  9/15/2030 129,107
Jazz Securities DAC
28,000 4.375%,  1/15/2029
a
27,617
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
52,000 3.625%,  1/15/2032 48,660
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
62,000 6.375%,  4/15/2066
a
61,732
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
55,000 5.950%,  4/20/2035
a
57,832
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
51,435
Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Non-Cyclical  1.9% - continued
Kenvue, Inc.
$ 82,000 4.850%,  5/22/2032 $ 83,851
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 45,227
54,000 5.400%,  3/15/2035 55,480
26,000 5.000%,  6/4/2042 23,857
Lamb Weston Holdings, Inc.
25,000 4.375%,  1/31/2032
a
23,817
LCI Industries, Convertible
97,000 3.000%,  3/1/2030
a
114,702
LifePoint Health, Inc.
21,000 9.875%,  8/15/2030
a
22,611
34,000 11.000%,  10/15/2030
a
37,286
Mars, Inc.
7,000 5.650%,  5/1/2045
a
7,056
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,979
Medtronic Global Holdings SCA
34,000 4.500%,  3/30/2033 34,070
Merck & Company, Inc.
69,000 5.550%,  12/4/2055 68,078
Mozart Debt Merger Sub, Inc.
58,000 3.875%,  4/1/2029
a
56,626
60,000 5.250%,  10/1/2029
a
60,324
Newell Brands, Inc.
29,000 6.375%,  9/15/2027 29,158
40,000 6.625%,  9/15/2029 39,854
21,000 6.375%,  5/15/2030
e
20,508
22,000 7.500%,  4/1/2046 18,359
Novartis Capital Corporation
87,000 4.700%,  9/18/2054 77,555
Organon & Company/Organon
Foreign Debt Co-Issuer BV
65,000 5.125%,  4/30/2031
a,e
53,833
Performance Food Group, Inc.
42,000 4.250%,  8/1/2029
a
41,063
33,000 6.125%,  9/15/2032
a
34,020
Perrigo Finance Unlimited
Company
47,000 4.900%,  6/15/2030 45,467
Pfizer, Inc.
31,000 4.500%,  11/15/2032 31,071
Philip Morris International, Inc.
43,000 5.625%,  11/17/2029 45,205
43,000 5.750%,  11/17/2032 45,956
60,000 5.250%,  2/13/2034 62,017
Post Holdings, Inc.
42,000 4.625%,  4/15/2030
a
40,898
56,000 4.500%,  9/15/2031
a
53,091
33,000 6.250%,  10/15/2034
a
33,183
33,000 6.500%,  3/15/2036
a
33,045
Post Holdings, Inc., Convertible
125,000 2.500%,  8/15/2027 134,500
Prime Healthcare Services, Inc.
57,000 9.375%,  9/1/2029
a
59,850
Radiology Partners, Inc.
21,000 8.500%,  7/15/2032
a
21,937
Roche Holdings, Inc.
58,000 5.218%,  3/8/2054
a
56,200
62,000 2.076%,  12/13/2031
a
54,846

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Non-Cyclical  1.9% - continued
Royalty Pharma plc
$ 54,000 5.150%,  9/2/2029 $ 55,495
33,000 5.200%,  9/25/2035 33,167
Simmons Foods, Inc.
36,000 4.625%,  3/1/2029
a
34,684
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
30,416
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
4,900
Spectrum Brands, Inc.,
Convertible
77,000 3.375%,  6/1/2029 72,726
Star Parent, Inc.
27,000 9.000%,  10/1/2030
a
28,815
Stryker Corporation
43,000 5.200%,  2/10/2035 44,151
Surgery Center Holdings, Inc.
23,000 7.250%,  4/15/2032
a
23,264
Sysco Corporation
38,000 5.950%,  4/1/2030 40,297
Takeda Pharmaceutical Company,
Ltd.
103,000 5.650%,  7/5/2054 101,008
89,000 5.000%,  11/26/2028 91,077
Tenet Healthcare Corporation
76,000 5.125%,  11/1/2027 76,170
76,000 4.375%,  1/15/2030 74,569
68,000 6.750%,  5/15/2031 70,755
34,000 5.500%,  11/15/2032
a
34,466
US Acute Care Solutions, LLC
50,000 9.750%,  5/15/2029
a
50,371
Whirlpool Corporation
20,000 6.500%,  6/15/2033 19,394
Winnebago Industries, Inc.,
Convertible
96,000 3.250%,  1/15/2030 90,000
Wyeth, LLC
99,000 6.500%,  2/1/2034 111,109
Zoetis, Inc.
62,000 5.600%,  11/16/2032 65,837
Total 7,167,357
Energy  1.4%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
57,000 5.375%,  6/15/2029
a
57,001
APA Corporation
61,000 4.375%,  10/15/2028 60,871
Archrock Partners, LP/Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
30,172
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
28,000 5.875%,  6/30/2029
a
28,073
24,000 6.625%,  7/15/2033
a
24,841
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
46,931
Boardwalk Pipelines, LP
75,000 5.375%,  2/15/2036 75,372
Principal
Amount Long-Term Fixed Income  47.0% Value
Energy  1.4% - continued
BP Capital Markets America, Inc.
$ 61,000 4.812%,  2/13/2033 $ 61,776
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,g
50,737
56,000 6.450%,  12/1/2033
b,g
59,518
Buckeye Partners, LP
39,000 4.500%,  3/1/2028
a
38,750
30,000 6.875%,  7/1/2029
a
31,206
California Resources Corporation
34,000 8.250%,  6/15/2029
a
35,563
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 45,095
44,000 3.250%,  1/31/2032 40,526
55,000 5.950%,  6/30/2033 58,321
Cheniere Energy, Inc.
35,000 5.650%,  4/15/2034 36,308
Civitas Resources, Inc.
15,000 8.375%,  7/1/2028
a
15,456
64,000 8.750%,  7/1/2031
a
66,394
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
33,222
CNX Resources Corporation,
Convertible
70,000 2.250%,  5/1/2026 200,270
Columbia Pipelines Holding
Company, LLC
36,000 6.055%,  8/15/2026
a
36,331
81,000 6.042%,  8/15/2028
a
84,178
Comstock Resources, Inc.
33,000 6.750%,  3/1/2029
a
32,934
53,000 5.875%,  1/15/2030
a
51,551
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
44,000 5.500%,  6/15/2031
a
43,530
Crescent Energy Finance, LLC
35,000 7.750%,  7/31/2029
a
34,934
30,000 7.625%,  4/1/2032
a
29,086
37,000 7.875%,  4/15/2032
a
36,456
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
62,000 8.625%,  3/15/2029
a
64,986
24,000 7.375%,  6/30/2033
a
24,491
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
23,306
Diamondback Energy, Inc.
94,000 5.750%,  4/18/2054 88,833
Eastern Energy Gas Holdings, LLC
68,000 5.800%,  1/15/2035 71,800
Enbridge, Inc.
40,000 7.375%,  1/15/2083
b
41,065
56,000 7.625%,  1/15/2083
b,e
60,775
60,000 5.950%,  4/5/2054 60,738
20,000 5.700%,  3/8/2033 21,066
Energy Transfer, LP
58,000 6.500%,  2/15/2056
b
57,808
40,000 5.950%,  5/15/2054 37,906
34,000 8.000%,  5/15/2054
b
36,293
40,000 6.050%,  9/1/2054 38,469
17,000 7.125%,  5/15/2030
b,g
17,407
40,000 6.400%,  12/1/2030 43,208

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Energy  1.4% - continued
Enterprise Products Operating,
LLC
$ 49,000 5.550%,  2/16/2055 $ 47,486
Excelerate Energy, LP
14,000 8.000%,  5/15/2030
a
14,794
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 47,354
41,000 7.875%,  5/15/2032 42,739
Harvest Midstream I, LP
52,000 7.500%,  9/1/2028
a
52,777
Hess Midstream Operations, LP
63,000 4.250%,  2/15/2030
a
61,619
Hilcorp Energy I, LP/Hilcorp
Finance Company
64,000 5.750%,  2/1/2029
a
63,320
28,000 6.000%,  4/15/2030
a
27,208
48,000 6.250%,  4/15/2032
a
45,186
Howard Midstream Energy
Partners, LLC
27,000 7.375%,  7/15/2032
a
28,490
37,000 6.625%,  1/15/2034
a
38,011
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
a
62,377
Kinder Morgan, Inc.
68,000 5.950%,  8/1/2054 67,557
Kodiak Gas Services, LLC
23,000 6.500%,  10/1/2033
a
23,488
11,000 6.750%,  10/1/2035
a
11,310
MPLX, LP
46,000 4.800%,  2/15/2031 46,483
20,000 5.000%,  3/1/2033 20,094
56,000 5.500%,  6/1/2034 57,131
Nabors Industries, Inc.
49,000 9.125%,  1/31/2030
a
51,232
34,000 7.625%,  11/15/2032
a
33,418
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
23,000 8.125%,  2/15/2029
a
23,873
41,000 8.375%,  2/15/2032
a
42,458
Noble Finance II, LLC
28,000 8.000%,  4/15/2030
a
29,090
Northern Oil and Gas, Inc.
36,000 8.750%,  6/15/2031
a
36,345
Northern Oil and Gas, Inc.,
Convertible
173,000 3.625%,  4/15/2029 166,685
Occidental Petroleum Corporation
80,000 8.875%,  7/15/2030 92,504
ONEOK, Inc.
67,000 5.700%,  11/1/2054 62,440
41,000 5.650%,  11/1/2028 42,582
40,000 4.750%,  10/15/2031 40,213
Ovintiv, Inc.
54,000 7.200%,  11/1/2031 59,615
PBF Holding Company, LLC/PBF
Finance Corporation
44,000 6.000%,  2/15/2028 43,581
13,000 7.875%,  9/15/2030
a
12,519
Permian Resources Operating,
LLC
23,000 6.250%,  2/1/2033
a
23,593
Principal
Amount Long-Term Fixed Income  47.0% Value
Energy  1.4% - continued
Phillips 66 Company
$ 26,000 6.200%,  3/15/2056
b
$ 25,893
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 51,624
Prairie Acquiror, LP
40,000 9.000%,  8/1/2029
a
41,577
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
29,327
Rockies Express Pipeline, LLC
42,000 4.950%,  7/15/2029
a
41,908
Santos Finance, Ltd.
23,000 5.750%,  11/13/2035
a
22,872
Saturn Oil & Gas, Inc.
14,000 9.625%,  6/15/2029
a,e
13,803
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
a
29,131
SESI, LLC
23,000 7.875%,  9/30/2030
a
22,642
SM Energy Company
35,000 6.500%,  7/15/2028
e
35,379
19,000 7.000%,  8/1/2032
a
18,678
South Bow USA Infrastructure
Holdings, LLC
15,000 5.584%,  10/1/2034 15,149
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
28,000 5.875%,  3/1/2027 28,024
Sunoco, LP
41,000 7.000%,  5/1/2029
a
42,761
46,000 5.875%,  3/15/2034
a
45,996
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 44,107
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
22,000 5.500%,  1/15/2028
a
22,012
42,000 7.375%,  2/15/2029
a
43,410
58,000 6.750%,  3/15/2034
a
57,999
Talos Production, Inc.
13,000 9.000%,  2/1/2029
a
13,502
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 106,648
TGNR Intermediate Holdings, LLC
35,000 5.500%,  10/15/2029
a
34,658
TotalEnergies Capital SA
120,000 5.488%,  4/5/2054 116,030
TransCanada Trust
55,000 5.875%,  8/15/2076
b
55,067
Transocean International, Ltd.
15,000 8.250%,  5/15/2029
a
15,118
54,750 8.750%,  2/15/2030
a
57,209
UGI Corporation, Convertible
38,000 5.000%,  6/1/2028 53,846
USA Compression Partners, LP/
USA Compression Finance
Corporation
48,000 7.125%,  3/15/2029
a
49,685
34,000 6.250%,  10/1/2033
a
34,408

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Energy  1.4% - continued
Valaris, Ltd.
$ 22,000 8.375%,  4/30/2030
a
$ 22,890
Venture Global LNG, Inc.
103,000 8.125%,  6/1/2028
a
104,329
98,000 9.000%,  9/30/2029
a,b,g
77,394
102,000 8.375%,  6/1/2031
a
101,431
47,000 9.875%,  2/1/2032
a
48,554
Venture Global Plaquemines LNG,
LLC
17,000 6.125%,  12/15/2030
a
17,312
22,000 6.500%,  1/15/2034
a
22,533
17,000 6.500%,  6/15/2034
a
17,370
24,000 7.750%,  5/1/2035
a
26,279
50,000 6.750%,  1/15/2036
a
51,215
Western Midstream Operating, LP
46,000 4.800%,  3/1/2031 45,981
Williams Companies, Inc.
71,000 4.900%,  3/15/2029 72,480
45,000 2.600%,  3/15/2031 41,081
21,000 5.600%,  3/15/2035 21,840
Total 5,490,278
Financials  4.6%
Acrisure, LLC/Acrisure Finance,
Inc.
9,000 4.250%,  2/15/2029
a
8,777
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
41,913
Agree, LP
39,000 5.625%,  6/15/2034 40,767
Air Lease Corporation
49,000 4.650%,  6/15/2026
b,g
48,332
45,000 3.125%,  12/1/2030 41,700
Aircastle, Ltd.
45,000 5.250%,  6/15/2026
a,b,g
44,776
45,000 2.850%,  1/26/2028
a
43,723
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
28,000 4.250%,  10/15/2027
a
27,822
58,000 6.750%,  4/15/2028
a
59,054
39,000 7.000%,  1/15/2031
a
40,462
Ally Financial, Inc.
88,000 4.700%,  5/15/2026
b,g
87,106
108,000 8.000%,  11/1/2031 122,581
20,000 6.700%,  2/14/2033
e
20,903
American Express Company
50,000 3.550%,  9/15/2026
b,g
49,312
American Homes 4 Rent, LP
33,000 4.950%,  6/15/2030 33,660
American International Group, Inc.
81,000 5.125%,  3/27/2033 83,303
Americold Realty Operating
Partnership, LP
55,000 5.600%,  5/15/2032 55,372
Ameriprise Financial, Inc.
72,000 5.200%,  4/15/2035 73,510
AmWINS Group, Inc.
23,000 6.375%,  2/15/2029
a
23,653
34,000 4.875%,  6/30/2029
a
33,437
Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  4.6% - continued
Aon North America, Inc.
$ 80,000 5.750%,  3/1/2054 $ 79,594
Apollo Debt Solutions BDC
55,000 6.700%,  7/29/2031 58,035
Ares Capital Corporation
48,000 5.875%,  3/1/2029 49,240
Ares Strategic Income Fund
88,000 5.450%,  9/9/2028
a
88,736
Arthur J. Gallagher & Company
60,000 5.750%,  7/15/2054 58,988
Avolon Holdings Funding, Ltd.
80,000 5.750%,  3/1/2029
a
82,722
75,000 5.375%,  5/30/2030
a
76,995
28,000 4.700%,  1/30/2031
a
27,820
Azorra Finance, Ltd.
62,000 7.750%,  4/15/2030
a
65,467
Bank of America Corporation
70,000 6.125%,  4/27/2027
b,g
71,042
84,000 4.376%,  4/27/2028
b
84,335
125,000 5.819%,  9/15/2029
b
130,385
179,000 3.974%,  2/7/2030
b
177,992
70,000 5.162%,  1/24/2031
b
72,265
159,000 2.687%,  4/22/2032
b
145,907
65,000 2.572%,  10/20/2032
b
58,624
82,000 2.972%,  2/4/2033
b
74,989
142,000 5.425%,  8/15/2035
b
145,227
42,000 3.846%,  3/8/2037
b
39,553
Bank of Montreal
42,000 3.088%,  1/10/2037
b
37,798
Bank of New York Mellon
Corporation
50,000 5.950%,  12/20/2030
b,g
50,764
31,000 6.474%,  10/25/2034
b
34,680
Bank of Nova Scotia
43,000 6.875%,  10/27/2085
b
44,087
Barclays plc
80,000 5.501%,  8/9/2028
b
81,734
68,000 4.972%,  5/16/2029
b
69,128
51,000 6.224%,  5/9/2034
b
54,841
41,000 7.119%,  6/27/2034
b
45,908
BlackRock Funding, Inc.
40,000 5.250%,  3/14/2054 38,336
Blackstone Mortgage Trust, Inc.,
Convertible
14,000 5.500%,  3/15/2027 13,797
Blackstone Private Credit Fund
40,000 5.600%,  11/22/2029 40,377
57,000 5.050%,  9/10/2030 56,134
Blackstone Reg Finance
Company, LLC
15,000 4.950%,  2/15/2036 14,890
Blue Owl Credit Income
Corporation
62,000 4.700%,  2/8/2027 61,756
Blue Owl Technology Finance
Corporation
76,000 6.100%,  3/15/2028
a
76,452
20,000 6.750%,  4/4/2029
e
20,456
Boston Properties, LP, Convertible
54,000 2.000%,  10/1/2030
a
52,137
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 70,091

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  4.6% - continued
Brookfield Asset Management,
Ltd.
$ 10,000 6.077%,  9/15/2055 $ 10,222
Brookfield Finance, Inc.
46,000 5.813%,  3/3/2055 45,379
Brown & Brown, Inc.
15,000 6.250%,  6/23/2055 15,597
15,000 5.550%,  6/23/2035 15,380
Burford Capital Global Finance,
LLC
66,000 9.250%,  7/1/2031
a
67,954
23,000 7.500%,  7/15/2033
a
21,948
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,e,g
27,663
19,000 6.700%,  11/29/2032 21,027
Charles Schwab Corporation
54,000 4.000%,  6/1/2026
b,g
53,670
40,000 6.136%,  8/24/2034
b
43,599
75,000 4.914%,  11/14/2036
b
74,496
CHL Mortgage Pass-Through Trust
16,066
6.219%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
15,858
175,319
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 74,621
Citadel, LP
44,000 6.375%,  1/23/2032
a
46,700
Citigroup, Inc.
28,000 3.070%,  2/24/2028
b
27,679
29,000 7.375%,  5/15/2028
b,g
30,425
55,000 7.625%,  11/15/2028
b,g
57,669
180,000 4.075%,  4/23/2029
b
179,876
34,000 7.125%,  8/15/2029
b,g
35,053
28,000 6.950%,  2/15/2030
b,g
28,867
52,000 6.875%,  8/15/2030
b,g
54,033
60,000 6.625%,  2/15/2031
b,g
60,976
93,000 4.952%,  5/7/2031
b
94,989
41,000 6.174%,  5/25/2034
b
43,541
45,000 7.000%,  8/15/2034
b,g
47,460
62,000 6.020%,  1/24/2036
b
64,938
84,000 5.174%,  9/11/2036
b
84,785
Citizens Financial Group, Inc.
45,000 4.000%,  10/6/2026
b,g
44,763
30,000 5.718%,  7/23/2032
b
31,452
CNA Financial Corporation
80,000 5.125%,  2/15/2034 80,466
Coinbase Global, Inc., Convertible
46,000 0.500%,  6/1/2026 45,885
63,000 Zero Coupon,  10/1/2029
a
58,451
53,000 0.250%,  4/1/2030 54,219
68,000 Zero Coupon,  10/1/2032
a
60,826
Comerica, Inc.
21,000 5.982%,  1/30/2030
b
21,908
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
a
49,175
COPT Defense Properties, LP
91,000 2.250%,  3/15/2026 90,597
COPT Defense Properties, LP,
Convertible
18,000 5.250%,  9/15/2028
a
20,120
Corebridge Financial, Inc.
56,000 6.375%,  9/15/2054
b
56,428
32,000 6.875%,  12/15/2052
b
32,769
Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  4.6% - continued
$ 42,000 6.050%,  9/15/2033 $ 44,568
48,000 5.750%,  1/15/2034 50,184
Countrywide Home Loan
Mortgage Pass Through Trust
296,608
4.792%,  11/25/2035, Ser.
2005-22, Class 2A1
b
244,353
Cousins Properties, LP
10,000 5.375%,  2/15/2032 10,297
Credit Agricole SA
45,000 3.250%,  1/14/2030
a
42,774
Credit Suisse Group AG
32,000 7.250%,  N/A
*,i
8,320
22,000 7.500%,  N/A
*,i
5,720
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,g
62,676
Deutsche Bank AG/New York, NY
64,000 2.311%,  11/16/2027
b
62,962
62,000 3.742%,  1/7/2033
b
57,589
Digital Realty Trust, LP, Convertible
58,000 1.875%,  11/15/2029
a
58,812
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
66,000 5.950%,  9/17/2030
a
62,953
Elevance Health, Inc.
80,000 5.650%,  6/15/2054 77,804
124,000 2.550%,  3/15/2031 113,212
Encore Capital Group, Inc.
41,000 9.250%,  4/1/2029
a
43,204
15,000 8.500%,  5/15/2030
a
16,124
21,000 6.625%,  4/15/2031
a
21,105
Encore Capital Group, Inc.,
Convertible
45,000 4.000%,  3/15/2029 49,410
EPR Properties
70,000 4.750%,  11/15/2030 69,455
ERP Operating, LP
62,000 4.950%,  6/15/2032 63,395
Essential Properties, LP
21,000 5.400%,  12/1/2035 21,039
Federal Realty OP, LP, Convertible
28,000 3.250%,  1/15/2029
a
28,266
Fifth Third Bancorp
44,000 4.772%,  7/28/2030
b
44,527
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 109,914
First Citizens BancShares, Inc./NC
78,000 5.600%,  9/5/2035
b
77,864
FirstCash, Inc.
50,000 5.625%,  1/1/2030
a
50,186
Franklin BSP Capital Corporation
57,000 6.000%,  10/2/2030
a
56,475
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
68,175
22,000 6.875%,  5/1/2031
a
22,013
28,000 9.125%,  5/15/2031
a
30,074
23,000 7.875%,  4/1/2033
a
23,818
FS KKR Capital Corporation
45,000 2.625%,  1/15/2027 43,758

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  4.6% - continued
FTAI Aviation Investors, LLC
$ 29,000 5.500%,  5/1/2028
a
$ 29,025
21,000 7.000%,  5/1/2031
a
22,115
32,000 7.000%,  6/15/2032
a
33,640
GGAM Finance, Ltd.
28,000 8.000%,  6/15/2028
a
29,651
53,000 5.875%,  3/15/2030
a
53,784
Global Aircraft Leasing Company,
Ltd.
70,000 8.750%,  9/1/2027
a
72,593
Global Net Lease, Inc.
18,000 4.500%,  9/30/2028
a
17,645
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
42,000 3.750%,  12/15/2027
a
40,895
goeasy, Ltd.
10,000 9.250%,  12/1/2028
a
10,282
15,000 7.625%,  7/1/2029
a
14,832
45,000 6.875%,  2/15/2031
a
42,093
Goldman Sachs BDC, Inc.
36,000 6.375%,  3/11/2027 36,749
69,000 5.650%,  9/9/2030 69,246
Goldman Sachs Group, Inc.
31,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,g
31,054
33,000 3.650%,  8/10/2026
b,g
32,526
57,000 4.125%,  11/10/2026
b,g
56,452
42,000 2.640%,  2/24/2028
b
41,345
102,000 3.615%,  3/15/2028
b
101,434
86,000 4.482%,  8/23/2028
b
86,603
90,000 3.814%,  4/23/2029
b
89,472
44,000 2.615%,  4/22/2032
b
40,120
45,000 2.383%,  7/21/2032
b
40,303
29,000 6.125%,  11/10/2034
b,g
29,405
70,000 5.330%,  7/23/2035
b
71,922
60,000 5.016%,  10/23/2035
b
60,321
33,000 4.939%,  10/21/2036
b
32,760
Goldman Sachs Private Credit
Corporation
30,000 5.375%,  1/31/2029
a
30,119
Hartford Insurance Group, Inc.
45,000 2.800%,  8/19/2029 43,022
22,000
6.238%,  (TSFR3M +
2.387%), 2/12/2047
a,b
20,817
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
23,000 3.750%,  8/15/2028
a
29,238
Hercules Capital, Inc., Convertible
14,000 4.750%,  9/1/2028
a
14,025
Highwoods Realty, LP
20,000 5.350%,  1/15/2033 19,985
HSBC Holdings plc
126,000 4.583%,  6/19/2029
b
127,164
23,000 6.875%,  9/11/2029
b,g
23,781
53,000 2.804%,  5/24/2032
b
48,489
HUB International, Ltd.
43,000 7.250%,  6/15/2030
a
45,147
Huntington Bancshares, Inc./OH
28,000 4.450%,  10/15/2027
b,g
27,535
54,000 6.141%,  11/18/2039
b
56,271
Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  4.6% - continued
Huntington Bank Auto Credit-
Linked Notes
$ 166,758
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
$ 168,547
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
8,000 6.250%,  5/15/2026 7,994
78,000 5.250%,  5/15/2027 76,928
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 59,395
67,000 4.950%,  1/15/2033 67,973
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
44,319
15,000 7.125%,  4/30/2031
a
15,761
25,000 6.125%,  11/1/2032
a
25,439
53,000 6.750%,  5/1/2033
a
55,321
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
a
23,106
36,000 6.625%,  10/15/2031
a
35,427
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,934
56,000 9.500%,  2/15/2029
a
58,810
JPMorgan Chase & Company
134,000 4.005%,  4/23/2029
b
133,871
45,000 2.069%,  6/1/2029
b
42,971
30,000 6.500%,  4/1/2030
b,g
31,173
179,000 4.493%,  3/24/2031
b
180,556
42,000 2.963%,  1/25/2033
b
38,543
44,000 4.912%,  7/25/2033
b
44,823
42,000 5.717%,  9/14/2033
b
44,402
29,000 5.350%,  6/1/2034
b
30,131
36,000 6.254%,  10/23/2034
b
39,526
20,000 5.336%,  1/23/2035
b
20,728
72,000 5.766%,  4/22/2035
b
76,723
36,000 5.502%,  1/24/2036
b
37,624
71,000 4.810%,  10/22/2036
b
70,500
60,000 5.534%,  11/29/2045
b
60,914
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 65,748
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 56,824
46,000 5.875%,  10/15/2035 46,211
Kite Realty Group, LP, Convertible
4,000 0.750%,  4/1/2027
a
4,208
Liberty Mutual Group, Inc.
16,000 4.125%,  12/15/2051
a,b
15,777
Lincoln National Corporation
16,000
6.471%,  (TSFR3M +
2.619%), 2/17/2026
b
13,851
LPL Holdings, Inc.
65,000 4.900%,  4/3/2028 65,949
M&T Bank Corporation
96,000 3.500%,  9/1/2026
b,g
93,010
Macquarie AirFinance Holdings,
Ltd.
16,000 6.400%,  3/26/2029
a
16,766
33,000 5.150%,  3/17/2030
a
33,453
Macquarie Group, Ltd.
46,000 1.629%,  9/23/2027
a,b
45,176

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  4.6% - continued
Marsh & McLennan Companies,
Inc.
$ 40,000 2.375%,  12/15/2031 $ 35,874
MetLife, Inc.
30,000 6.350%,  3/15/2055
b
31,637
34,000 5.875%,  3/15/2028
b,g
34,638
37,000 6.400%,  12/15/2036 38,820
Mitsubishi UFJ Financial Group,
Inc.
91,000 1.538%,  7/20/2027
b
89,726
Mizuho Financial Group, Inc.
93,000 2.564%,  9/13/2031 83,297
40,000 5.748%,  7/6/2034
b
42,368
Molina Healthcare, Inc.
14,000 4.375%,  6/15/2028
a
13,768
29,000 6.250%,  1/15/2033
a
29,564
Morgan Stanley
44,000 5.516%,  11/19/2055
b
43,491
93,000 1.512%,  7/20/2027
b
91,677
28,000 5.123%,  2/1/2029
b
28,583
69,000 3.622%,  4/1/2031
b
67,042
42,000 2.943%,  1/21/2033
b
38,333
44,000 4.889%,  7/20/2033
b
44,633
42,000 5.250%,  4/21/2034
b
43,242
47,000 5.424%,  7/21/2034
b
48,895
33,000 5.831%,  4/19/2035
b
35,068
26,000 5.587%,  1/18/2036
b
27,170
78,000 2.484%,  9/16/2036
b
68,586
MPT Operating Partnership, LP/
MPT Finance Corporation
31,000 8.500%,  2/15/2032
a
33,106
NatWest Group plc
45,000 4.892%,  5/18/2029
b
45,757
97,000 6.475%,  6/1/2034
b
101,842
Navient Corporation
17,000 5.000%,  3/15/2027 17,037
New York Life Global Funding
40,000 5.000%,  1/9/2034
a
40,645
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
140,572
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 63,767
69,000 5.783%,  7/3/2034 72,825
Northwestern Mutual Life
Insurance Company
66,000 6.170%,  5/29/2055
a
70,046
Omega Healthcare Investors, Inc.
68,000 5.200%,  7/1/2030 69,202
OneMain Finance Corporation
46,000 3.500%,  1/15/2027 45,551
24,000 6.750%,  3/15/2032 24,646
101,000 7.125%,  9/15/2032 104,931
Osaic Holdings, Inc.
35,000 6.750%,  8/1/2032
a
36,562
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
78,000 4.875%,  5/15/2029
a
76,166
Pebblebrook Hotel Trust,
Convertible
122,000 1.750%,  12/15/2026 117,730
90,000 1.625%,  1/15/2030
a
87,345
Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  4.6% - continued
PennyMac Financial Services, Inc.
$ 12,000 7.125%,  11/15/2030
a
$ 12,615
36,000 6.875%,  5/15/2032
a
37,688
26,000 6.875%,  2/15/2033
a
27,143
12,000 6.750%,  2/15/2034
a
12,405
Phoenix Aviation Capital, Ltd.
38,000 9.250%,  7/15/2030
a
40,482
PNC Bank NA
45,000 2.700%,  10/22/2029 42,493
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,g
42,691
36,000 5.582%,  6/12/2029
b
37,336
43,000 6.250%,  3/15/2030
b,g
44,393
40,000 6.875%,  10/20/2034
b
45,265
PRA Group, Inc.
44,000 8.375%,  2/1/2028
a
44,956
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
26,051
4.185%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
23,879
Prologis Targeted US Logistics
Fund, LP
58,000 5.250%,  4/1/2029
a
59,718
35,000 5.250%,  1/15/2035
a
35,619
Prologis, LP
48,000 5.250%,  3/15/2054 45,609
Protective Life Corporation
68,000 4.700%,  1/15/2031
a
68,214
Provident Financing Trust I
42,000 7.405%,  3/15/2038
e
45,395
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
41,616
43,000 6.750%,  3/1/2053
b
45,947
100,000 6.500%,  3/15/2054
b
105,693
27,000 3.700%,  10/1/2050
b
25,114
Regency Centers, LP
61,000 5.250%,  1/15/2034 62,714
Reinsurance Group of America,
Inc.
44,000 6.000%,  9/15/2033 46,866
79,000 5.750%,  9/15/2034 82,388
Rexford Industrial Realty, LP,
Convertible
34,000 4.375%,  3/15/2027
a
33,813
36,000 4.125%,  3/15/2029
a
35,881
RGA Global Funding
37,000 5.500%,  1/11/2031
a
38,483
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,942
28,000 4.500%,  2/15/2029
a
27,721
Rithm Capital Corporation
11,000 8.000%,  4/1/2029
a
11,294
24,000 8.000%,  7/15/2030
a
24,544
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
24,661
Rocket Companies, Inc.
29,000 6.125%,  8/1/2030
a
29,977
12,000 7.125%,  2/1/2032
a
12,624

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  4.6% - continued
$ 36,000 6.375%,  8/1/2033
a
$ 37,534
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
20,000 3.625%,  3/1/2029
a
19,317
38,000 3.875%,  3/1/2031
a
36,085
20,000 4.000%,  10/15/2033
a
18,582
Royal Bank of Canada
40,000 6.750%,  8/24/2085
b
41,511
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,722
48,000 5.875%,  8/1/2032
a
49,045
Santander Holdings USA, Inc.
41,000 2.490%,  1/6/2028
b,e
40,298
65,000 5.473%,  3/20/2029
b
66,426
Shift4 Payments, Inc., Convertible
117,000 0.500%,  8/1/2027 112,437
Simon Property Group, LP
41,000 6.250%,  1/15/2034 44,992
Sixth Street Lending Partners
36,000 6.125%,  7/15/2030 36,949
SLM Corporation
7,000 6.500%,  1/31/2030 7,245
Societe Generale SA
25,000 10.000%,  11/14/2028
a,b,g
27,787
Standard Chartered plc
63,000 2.608%,  1/12/2028
a,b
62,007
Starwood Property Trust, Inc.
17,000 4.375%,  1/15/2027
a
16,894
34,000 5.250%,  10/15/2028
a
34,247
12,000 6.500%,  10/15/2030
a
12,511
11,000 5.750%,  1/15/2031
a
11,118
Starwood Property Trust, Inc.,
Convertible
78,000 6.750%,  7/15/2027 80,574
State Street Corporation
28,000 6.700%,  3/15/2029
b,g
29,213
40,000 4.421%,  5/13/2033
b
39,809
Stonebriar ABF Issuer, LLC
17,000 8.125%,  12/15/2030
a
17,496
Stonex Escrow Issuer, LLC
42,000 6.875%,  7/15/2032
a
43,564
Sumitomo Life Insurance Company
75,000 3.375%,  4/15/2081
a,b
70,294
Sumitomo Mitsui Financial Group,
Inc.
75,000 5.716%,  9/14/2028 78,115
54,000 5.766%,  1/13/2033 57,507
Synchrony Financial
29,000 7.250%,  2/2/2033 31,152
Synovus Bank
40,000 5.625%,  2/15/2028 40,857
Terawulf, Inc., Convertible
35,000 2.750%,  2/1/2030
a
57,131
65,000 1.000%,  9/1/2031
a
76,668
72,000 Zero Coupon,  5/1/2032
a
62,280
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
33,745
26,000 4.456%,  6/8/2032 25,950
24,000 5.146%,  9/10/2034
b
24,395
Travelers Companies, Inc.
10,000 5.050%,  7/24/2035 10,156
Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  4.6% - continued
Truist Bank
$ 42,000 2.250%,  3/11/2030 $ 38,473
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
74,595
37,000 1.887%,  6/7/2029
b
35,152
80,000 5.100%,  3/1/2030
b,g
80,550
64,000 5.153%,  8/5/2032
b
66,070
56,000 5.711%,  1/24/2035
b
58,908
U.S. Bancorp
65,000 4.548%,  7/22/2028
b
65,539
19,000 5.836%,  6/12/2034
b
20,271
56,000 5.678%,  1/23/2035
b
59,131
UBS Group AG
88,000 3.869%,  1/12/2029
a,b
87,503
26,000 6.600%,  8/5/2030
a,b,g
26,405
United Wholesale Mortgage, LLC
76,000 5.500%,  4/15/2029
a
75,455
UnitedHealth Group, Inc.
119,000 5.375%,  4/15/2054 112,282
Unum Group
52,000 5.250%,  12/15/2035 51,610
Ventas Realty, LP, Convertible
54,000 3.750%,  6/1/2026 76,248
Wells Fargo & Company
30,000 3.900%,  3/15/2026
b,g
29,907
89,000 3.584%,  5/22/2028
b
88,415
65,000 4.808%,  7/25/2028
b
65,728
58,000 7.625%,  9/15/2028
b,g
61,863
90,000 4.478%,  4/4/2031
b
90,595
29,000 5.389%,  4/24/2034
b
30,173
40,000 5.557%,  7/25/2034
b
41,937
37,000 6.491%,  10/23/2034
b
40,957
161,000 5.499%,  1/23/2035
b
167,983
Welltower OP, LLC, Convertible
63,000 2.750%,  5/15/2028
a
123,386
58,000 3.125%,  7/15/2029
a
87,580
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
65,924
Willis North America, Inc.
40,000 5.900%,  3/5/2054 39,929
XHR, LP
27,000 4.875%,  6/1/2029
a
26,620
12,000 6.625%,  5/15/2030
a
12,385
Total 17,589,715
Foreign Government  <0.1%
Saudi Arabian Oil Company
58,000 5.750%,  7/17/2054
a
56,580
Teine Energy, Ltd.
41,000 6.875%,  4/15/2029
a
40,992
Total 97,572
Mortgage-Backed Securities  14.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
297,716 2.000%,  1/1/2052 244,363
921,671 6.000%,  1/1/2055 967,294
1,530,454 2.500%,  5/1/2051 1,311,779
891,524 3.500%,  5/1/2052 830,580
921,746 4.000%,  5/1/2052 883,343

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Mortgage-Backed Securities  14.2% -
continued
$ 2,436,718 5.000%,  7/1/2053 $ 2,452,230
606,137 5.500%,  7/1/2053 621,332
268,070 5.000%,  8/1/2053 270,530
353,555 5.500%,  9/1/2053 363,960
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
662,910 2.500%,  7/1/2030 645,195
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,550,000 5.000%,  1/1/2038
j
1,569,729
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
708,808 3.500%,  5/1/2040 678,308
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,194,863 3.000%,  1/1/2052 1,958,590
348,452 2.000%,  2/1/2051 286,008
229,645 2.000%,  2/1/2051 188,492
1,115,148 2.500%,  2/1/2051 946,037
1,093,138 2.500%,  2/1/2051 943,051
2,063,781 2.000%,  3/1/2051 1,681,873
1,086,327 4.000%,  3/1/2051 1,047,928
2,441,323 3.000%,  3/1/2052 2,180,025
1,583,404 2.000%,  4/1/2051 1,284,869
1,504,026 3.000%,  4/1/2051 1,332,869
1,006,600 5.500%,  4/1/2054 1,034,578
416,060 2.000%,  5/1/2051 339,741
732,489 3.000%,  5/1/2051 663,589
771,170 3.000%,  6/1/2050 700,575
311,633 4.000%,  6/1/2052 297,384
1,408,146 5.000%,  6/1/2053 1,419,043
1,729,576 2.500%,  7/1/2051 1,491,764
565,522 3.500%,  7/1/2051 528,890
909,835 4.000%,  7/1/2052 868,237
706,867 2.500%,  8/1/2050 611,472
1,231,203 3.500%,  8/1/2050 1,155,867
1,554,637 3.500%,  8/1/2052 1,440,786
989,525 4.500%,  8/1/2052 971,202
361,404 5.000%,  8/1/2053 364,089
1,062,144 3.500%,  9/1/2052 992,658
448,780 3.500%,  9/1/2052 418,066
295,384 5.000%,  9/1/2052 297,854
244,173 4.500%,  9/1/2053 240,773
796,826 4.500%,  9/1/2053 784,355
1,539,154 4.000%,  10/1/2052 1,475,166
428,480 2.000%,  11/1/2051 351,685
578,872 3.500%,  11/1/2052 541,807
1,695,376 2.000%,  12/1/2050 1,391,905
2,884,393 4.500%,  12/1/2052 2,843,265
1,175,000 3.000%,  1/1/2048
j
1,039,095
350,000 4.000%,  1/1/2049
j
331,949
1,925,000 4.500%,  1/1/2049
j
1,879,074
3,200,000 5.000%,  1/1/2049
j
3,191,000
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,990,564 2.500%,  3/1/2062 1,639,037
655,628 3.500%,  7/1/2061 595,718
801,291 4.000%,  12/1/2061 754,830
Principal
Amount Long-Term Fixed Income  47.0% Value
Mortgage-Backed Securities  14.2% -
continued
PRPM, LLC
$ 250,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
$ 235,966
300,000
5.413%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,d
297,523
Sequoia Mortgage Trust
250,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
241,500
Total 54,118,828
Technology  1.6%
Accenture Capital, Inc.
49,000 4.500%,  10/4/2034 48,302
Akamai Technologies, Inc.,
Convertible
61,000 0.375%,  9/1/2027 61,152
64,000 1.125%,  2/15/2029 63,232
100,000 0.250%,  5/15/2033
a
110,550
Alphabet, Inc.
38,000 5.250%,  5/15/2055 36,396
85,000 4.375%,  11/15/2032 85,288
44,000 4.700%,  11/15/2035 44,011
APLD ComputeCo, LLC
22,000 9.250%,  12/15/2030
a
21,580
Apple, Inc.
201,000 3.750%,  9/12/2047 158,777
Applied Digital Corporation,
Convertible
86,000 2.750%,  6/1/2030 231,877
Avnet, Inc., Convertible
36,000 1.750%,  9/1/2030
a,e
35,478
Block, Inc.
24,000 5.625%,  8/15/2030
a
24,488
82,000 6.500%,  5/15/2032 85,269
24,000 6.000%,  8/15/2033
a
24,639
Block, Inc., Convertible
18,000 0.250%,  11/1/2027 16,641
Boost Newco Borrower, LLC
70,000 7.500%,  1/15/2031
a
74,399
Broadcom, Inc.
105,000 4.900%,  7/15/2032 107,205
30,000 4.800%,  10/15/2034 30,058
67,000 4.900%,  2/15/2038 65,682
CACI International, Inc.
16,000 6.375%,  6/15/2033
a
16,555
Central Parent, Inc./CDK Global,
Inc.
19,000 7.250%,  6/15/2029
a
16,108
Cipher Compute, LLC
28,000 7.125%,  11/15/2030
a
28,517
Cisco Systems, Inc.
80,000 5.350%,  2/26/2064 75,566
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
29,124
Cloud Software Group, Inc.
144,000 6.500%,  3/31/2029
a
145,885
55,000 9.000%,  9/30/2029
a
57,283
Coherent Corporation
26,000 5.000%,  12/15/2029
a
25,912

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Technology  1.6% - continued
CommScope Technologies, LLC
$ 24,000 5.000%,  3/15/2027
a
$ 23,946
CommScope, LLC
25,000 4.750%,  9/1/2029
a
24,965
CoreWeave, Inc.
35,000 9.000%,  2/1/2031
a
32,078
CSG Systems International, Inc.,
Convertible
85,000 3.875%,  9/15/2028 100,470
Dell, Inc.
53,000 6.500%,  4/15/2038 56,864
Diebold Nixdorf, Inc.
18,000 7.750%,  3/31/2030
a
19,155
Euronet Worldwide, Inc.,
Convertible
50,000 0.625%,  10/1/2030
a
45,594
Fair Isaac Corporation
42,000 6.000%,  5/15/2033
a
43,140
Fiserv, Inc.
78,000 5.350%,  3/15/2031 80,036
20,000 5.600%,  3/2/2033 20,644
78,000 5.450%,  3/15/2034 79,086
58,000 5.150%,  8/12/2034 57,552
Flash Compute, LLC
11,000 7.250%,  12/31/2030
a
10,898
Gen Digital, Inc.
34,000 7.125%,  9/30/2030
a
35,110
12,000 6.250%,  4/1/2033
a
12,375
Global Payments, Inc.
64,000 4.950%,  8/15/2027 64,690
Global Payments, Inc., Convertible
113,000 1.500%,  3/1/2031 101,361
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
28,000 3.500%,  3/1/2029
a
26,849
Hewlett Packard Enterprise
Company
44,000 4.850%,  10/15/2031 44,441
IBM International Capital, Private
Ltd.
59,000 5.300%,  2/5/2054 54,988
Intel Corporation
103,000 4.900%,  7/29/2045 88,829
InterDigital, Inc., Convertible
27,000 3.500%,  6/1/2027 111,253
ION Platform Finance US, Inc.
43,000 7.875%,  9/30/2032
a
40,801
ION Platform Finance US, Inc./ION
Platform Finance SARL
33,000 9.500%,  5/30/2029
a
33,419
Iron Mountain, Inc.
24,000 4.875%,  9/15/2029
a
23,677
68,000 5.250%,  7/15/2030
a
67,178
66,000 4.500%,  2/15/2031
a
62,915
Jabil, Inc.
41,000 5.450%,  2/1/2029 42,324
Kioxia Holdings Corporation
24,000 6.625%,  7/24/2033
a
24,957
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 40,752
Principal
Amount Long-Term Fixed Income  47.0% Value
Technology  1.6% - continued
Mastercard, Inc.
$ 48,000 4.875%,  5/9/2034 $ 49,199
Microchip Technology, Inc.
25,000 5.050%,  3/15/2029 25,489
Microchip Technology, Inc.,
Convertible
111,000 0.750%,  6/1/2030 108,791
Micron Technology, Inc.
16,000 5.650%,  11/1/2032 16,818
MKS, Inc., Convertible
201,000 1.250%,  6/1/2030 256,375
Moody's Corporation
42,000 4.250%,  8/8/2032 41,440
NCR Atleos Corporation
23,000 9.500%,  4/1/2029
a
24,964
NCR Voyix Corporation
22,000 5.000%,  10/1/2028
a
21,843
26,000 5.125%,  4/15/2029
a
25,817
Neptune Bidco US, Inc.
48,000 9.290%,  4/15/2029
a
48,082
17,000 10.375%,  5/15/2031
a
17,431
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
45,000 4.300%,  6/18/2029 45,073
ON Semiconductor Corporation,
Convertible
94,000 Zero Coupon,  5/1/2027 111,907
137,000 0.500%,  3/1/2029 129,602
Open Text Corporation
74,000 3.875%,  12/1/2029
a
70,228
Oracle Corporation
66,000 5.375%,  9/27/2054 53,379
141,000 6.900%,  11/9/2052 139,326
14,000 6.150%,  11/9/2029 14,616
42,000 4.800%,  9/26/2032 40,548
45,000 5.875%,  9/26/2045 40,641
Paychex, Inc.
16,000 5.600%,  4/15/2035 16,757
PayPal Holdings, Inc.
80,000 5.500%,  6/1/2054 77,618
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
14,009
RingCentral, Inc.
55,000 8.500%,  8/15/2030
a
58,305
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,059
Sabre GLBL, Inc.
24,000 11.125%,  7/15/2030
a
19,898
Seagate Data Storage Technology,
Private Ltd.
50,330 9.625%,  12/1/2032
a
57,139
Semtech Corporation, Convertible
24,000 1.625%,  11/1/2027 48,816
79,000 Zero Coupon,  10/15/2030
a
83,700
Sensata Technologies BV
38,000 4.000%,  4/15/2029
a
37,076
Sensata Technologies, Inc.
16,000 3.750%,  2/15/2031
a
15,016
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
48,000 6.750%,  8/15/2032
a
49,560

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Technology  1.6% - continued
SS&C Technologies, Inc.
$ 56,000 5.500%,  9/30/2027
a
$ 56,051
12,000 6.500%,  6/1/2032
a
12,485
Synaptics, Inc., Convertible
90,000 0.750%,  12/1/2031
e
94,770
Synopsys, Inc.
48,000 5.700%,  4/1/2055 47,615
Texas Instruments, Inc.
40,000 5.150%,  2/8/2054 37,694
UKG, Inc.
29,000 6.875%,  2/1/2031
a
29,789
Verisk Analytics, Inc.
26,000 5.250%,  3/15/2035 26,459
Viavi Solutions, Inc.
24,000 3.750%,  10/1/2029
a
22,971
Viavi Solutions, Inc., Convertible
37,000 1.625%,  3/15/2026
e
49,839
60,000 0.625%,  3/1/2031
a
85,950
Vishay Intertechnology, Inc.,
Convertible
152,000 2.250%,  9/15/2030 136,420
VMware, LLC
94,000 4.700%,  5/15/2030 95,494
54,000 2.200%,  8/15/2031 47,982
Western Digital Corporation,
Convertible
57,000 3.000%,  11/15/2028
e
261,277
WULF Compute, LLC
23,000 7.750%,  10/15/2030
a
23,696
Xerox Corporation
19,000 10.250%,  10/15/2030
a,e
18,178
Ziff Davis, Inc., Convertible
4,000 1.750%,  11/1/2026
e
3,900
37,000 3.625%,  3/1/2028
a,e
36,149
Total 6,071,562
Transportation  0.3%
Air Canada
26,000 3.875%,  8/15/2026
a
25,876
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
22,000 5.500%,  4/20/2026
a
22,031
45,790 5.750%,  4/20/2029
a
46,630
Avianca Midco 2 plc
32,000 9.000%,  12/1/2028
a
32,213
24,000 9.625%,  2/14/2030
a
24,082
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
35,000 5.375%,  3/1/2029
a
34,148
Burlington Northern Santa Fe, LLC
40,000 5.500%,  3/15/2055 39,335
76,000 5.550%,  3/15/2056 74,916
DCLI Bidco, LLC
33,000 7.750%,  11/15/2029
a
33,921
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 82,249
61,000 5.250%,  7/10/2030 62,682
ERAC USA Finance, LLC
80,000 5.200%,  10/30/2034
a
82,118
Principal
Amount Long-Term Fixed Income  47.0% Value
Transportation  0.3% - continued
Norfolk Southern Corporation
$ 64,000 4.450%,  3/1/2033 $ 63,827
OneSky Flight, LLC
60,000 8.875%,  12/15/2029
a
64,208
Penske Truck Leasing Company,
LP/PTL Finance Corporation
47,000 1.700%,  6/15/2026
a
46,459
Rand Parent, LLC
62,000 8.500%,  2/15/2030
a
64,595
RXO, Inc.
23,000 7.500%,  11/15/2027
a
23,508
Ryder System, Inc.
37,000 2.850%,  3/1/2027 36,519
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,529
Star Leasing Company, LLC
24,000 7.625%,  2/15/2030
a
22,325
Stena International SA
45,000 7.250%,  1/15/2031
a
45,873
Stonepeak Nile Parent, LLC
19,000 7.250%,  3/15/2032
a
20,108
Union Pacific Corporation
30,000 5.600%,  12/1/2054 29,903
United Airlines, Inc.
80,000 4.625%,  4/15/2029
a
79,653
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
17,125
27,000 9.500%,  6/1/2028
a
27,926
29,000 6.375%,  2/1/2030
a,e
27,598
Watco Companies, LLC/Watco
Finance Corporation
23,000 7.125%,  8/1/2032
a
24,088
Total 1,196,445
U.S. Government & Agencies  5.3%
U.S. Treasury Bonds
300,000 4.250%,  2/15/2054 271,219
2,500,000 4.750%,  11/15/2053 2,454,199
1,200,000 4.625%,  2/15/2035 1,245,609
1,450,000 3.250%,  5/15/2042 1,209,277
4,000,000 3.375%,  8/15/2042 3,380,000
1,200,000 4.750%,  2/15/2045 1,193,906
U.S. Treasury Notes
470,000 0.500%,  4/30/2027 451,916
1,550,000 1.125%,  2/29/2028 1,474,256
3,100,000 4.125%,  7/31/2028 3,146,258
2,500,000 3.500%,  9/30/2029 2,488,379
200,000 3.625%,  9/30/2030 199,227
715,000 1.375%,  11/15/2031 622,804
900,000 4.125%,  11/15/2032 910,301
100,000 3.375%,  5/15/2033 96,137
1,000,000 4.000%,  2/15/2034 996,875
Total 20,140,363
Utilities  1.6%
AEP Texas, Inc.
30,000 5.850%,  10/15/2055 29,441
AES Corporation
62,000 7.600%,  1/15/2055
b
63,141
72,000 3.950%,  7/15/2030
a
70,274

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Utilities  1.6% - continued
Algonquin Power & Utilities
Corporation
$ 105,000 4.750%,  1/18/2082
b
$ 103,548
Alliant Energy Corporation,
Convertible
37,000 3.875%,  3/15/2026 38,443
28,000 3.250%,  5/30/2028
a
28,571
Alpha Generation, LLC
21,000 6.750%,  10/15/2032
a
21,739
Ameren Corporation
45,000 1.750%,  3/15/2028 42,776
American Electric Power
Company, Inc.
52,000 6.050%,  3/15/2056
b
51,092
51,000 6.950%,  12/15/2054
b
54,587
44,000 2.300%,  3/1/2030 40,658
American Water Capital
Corporation
24,000 5.700%,  9/1/2055 24,031
American Water Capital
Corporation, Convertible
61,000 3.625%,  6/15/2026 60,744
Arizona Public Service Company
37,000 5.550%,  8/1/2033 38,623
Atmos Energy Corporation
46,000 5.450%,  1/15/2056 44,502
30,000 5.000%,  12/15/2054 27,286
Calpine Corporation
50,000 4.500%,  2/15/2028
a
50,033
CenterPoint Energy, Inc.
24,000 7.000%,  2/15/2055
b
25,029
14,000 6.700%,  5/15/2055
b
14,356
6,000 1.450%,  6/1/2026 5,935
CenterPoint Energy, Inc.,
Convertible
61,000 4.250%,  8/15/2026 66,703
44,000 3.000%,  8/1/2028
a
44,537
CMS Energy Corporation,
Convertible
49,000 3.375%,  5/1/2028 52,405
34,000 3.125%,  5/1/2031
a
33,602
Consolidated Edison Company of
New York, Inc.
120,000 5.700%,  5/15/2054 119,612
Constellation Energy Generation,
LLC
60,000 5.750%,  3/15/2054 59,536
41,000 5.800%,  3/1/2033 43,754
Dominion Energy, Inc.
48,000 6.875%,  2/1/2055
b
49,893
48,000 7.000%,  6/1/2054
b
51,972
45,000 3.375%,  4/1/2030 43,418
DTE Energy Company
42,000 4.875%,  6/1/2028 42,727
Duke Energy Carolinas, LLC
121,000 5.400%,  1/15/2054 117,126
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
54,361
55,000 5.800%,  6/15/2054 54,383
33,000 6.450%,  9/1/2054
b
34,636
43,000 4.500%,  8/15/2032 42,858
44,000 5.750%,  9/15/2033 46,593
Principal
Amount Long-Term Fixed Income  47.0% Value
Utilities  1.6% - continued
Duke Energy Corporation,
Convertible
$ 98,000 4.125%,  4/15/2026 $ 100,940
Duke Energy Ohio, Inc.
40,000 5.550%,  3/15/2054 39,090
Edison International
28,000 7.875%,  6/15/2054
b
29,393
43,000 5.000%,  12/15/2026
b,g
42,845
Entergy Corporation
18,000 5.875%,  6/15/2056
b
17,989
35,000 6.100%,  6/15/2056
b
34,946
Entergy Louisiana, LLC
40,000 5.800%,  3/15/2055 40,198
Evergy, Inc., Convertible
61,000 4.500%,  12/15/2027 74,237
Eversource Energy
90,000 4.600%,  7/1/2027 90,612
Exelon Corporation
157,000 5.600%,  3/15/2053 152,158
45,000 4.050%,  4/15/2030 44,554
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
98,792
FirstEnergy Corporation,
Convertible
19,000 4.000%,  5/1/2026
e
19,409
79,000 3.625%,  1/15/2029
a
83,780
62,000 3.875%,  1/15/2031
a
66,712
Georgia Power Company
25,000 4.950%,  5/17/2033 25,489
Hawaiian Electric Company, Inc.
11,000 6.000%,  10/1/2033
a
11,153
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
a
43,572
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
a
71,861
Lightning Power, LLC
45,000 7.250%,  8/15/2032
a
47,851
Long Ridge Energy, LLC
49,000 8.750%,  2/15/2032
a
52,158
MidAmerican Energy Company
161,000 5.300%,  2/1/2055 152,542
NextEra Energy Capital Holdings,
Inc.
61,000 5.900%,  3/15/2055 61,671
31,000 3.800%,  3/15/2082
b
30,308
68,000 6.750%,  6/15/2054
b
72,596
45,000 2.250%,  6/1/2030 41,384
21,000 5.300%,  3/15/2032 21,871
NextEra Energy Capital Holdings,
Inc., Convertible
46,000 3.000%,  3/1/2027 57,086
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,535
66,000 5.850%,  4/1/2055 65,792
55,000 5.750%,  7/15/2056
b
55,356
32,000 6.950%,  11/30/2054
b
33,306
45,000 2.950%,  9/1/2029 43,180
Northern States Power Company/
MN
40,000 5.400%,  3/15/2054 38,777

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Utilities  1.6% - continued
NRG Energy, Inc.
$ 46,000 10.250%,  3/15/2028
a,b,g
$ 50,225
24,000 3.375%,  2/15/2029
a
22,963
35,000 5.250%,  6/15/2029
a
35,094
11,000 5.750%,  7/15/2029
a
10,946
20,000 6.000%,  2/1/2033
a
20,396
70,000 5.750%,  1/15/2034
a
70,712
20,000 6.250%,  11/1/2034
a
20,540
Oncor Electric Delivery Company,
LLC
52,000 5.550%,  6/15/2054 50,471
Pacific Gas and Electric Company
40,000 6.750%,  1/15/2053 42,541
78,000 5.550%,  5/15/2029 80,478
PG&E Corporation
18,000 5.000%,  7/1/2028 17,950
PG&E Corporation, Convertible
233,000 4.250%,  12/1/2027 239,431
Pinnacle West Capital Corporation,
Convertible
32,000 4.750%,  6/15/2027 34,160
PPL Capital Funding, Inc.
56,000 5.250%,  9/1/2034 57,350
PPL Capital Funding, Inc.,
Convertible
64,000 2.875%,  3/15/2028 70,240
32,000 3.000%,  12/1/2030
a
32,082
San Diego Gas & Electric
Company
40,000 5.550%,  4/15/2054 38,878
Sempra
28,000 6.550%,  4/1/2055
b
28,541
28,000 6.625%,  4/1/2055
b
28,250
26,000 6.400%,  10/1/2054
b
26,445
28,000 6.875%,  10/1/2054
b
28,806
Southern California Edison
Company
79,000 5.450%,  6/1/2031 81,691
Southern Company
53,000 5.700%,  10/15/2032 56,094
78,000 4.850%,  3/15/2035 77,041
35,000 4.000%,  1/15/2051
b
34,979
109,000 3.750%,  9/15/2051
b
107,457
Southern Company, Convertible
39,000 4.500%,  6/15/2027 41,613
105,000 3.250%,  6/15/2028
a
104,790
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
a
58,231
11,000 6.250%,  2/1/2034
a
11,219
11,000 6.500%,  2/1/2036
a
11,375
TerraForm Power Operating, LLC
72,000 5.000%,  1/31/2028
a
71,934
TransAlta Corporation
34,000 5.875%,  2/1/2034 34,235
Virginia Electric and Power
Company
55,000 5.350%,  1/15/2054 51,563
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,g
28,704
32,000 7.000%,  12/15/2026
a,b,g
32,559
Vistra Operations Company, LLC
43,000 5.000%,  7/31/2027
a
43,099
Principal
Amount Long-Term Fixed Income  47.0% Value
Utilities  1.6% - continued
$ 71,000 5.250%,  10/15/2035
a
$ 70,772
VoltaGrid, LLC
17,000 7.375%,  11/1/2030
a
16,843
WEC Energy Group, Inc.
35,000 5.625%,  5/15/2056
b
35,220
WEC Energy Group, Inc.,
Convertible
41,000 4.375%,  6/1/2027 46,310
53,000 3.375%,  6/1/2028
a
53,689
59,000 4.375%,  6/1/2029 68,824
Xcel Energy, Inc.
64,000 4.600%,  6/1/2032 63,649
39,000 5.600%,  4/15/2035 40,387
XPLR Infrastructure, LP,
Convertible
70,000 2.500%,  6/15/2026
a,e
68,691
Total 5,987,536
Total Long-Term Fixed Income
(cost $179,958,034) 179,414,398
Shares Common Stock 31.7% Value
Communications Services  3.2%
8,257 Alphabet, Inc., Class A 2,584,441
9,981 Alphabet, Inc., Class C 3,132,038
6,826 AT&T, Inc. 169,558
11,082 Comcast Corporation 331,241
1,360 Match Group, Inc. 43,914
4,511 Meta Platforms, Inc. 2,977,666
10,758 Netflix, Inc.
k
1,008,670
111 New York Times Company 7,706
1,661 News Corporation, Class A 43,385
375 Reddit, Inc.
k
86,201
811 ROBLOX Corporation
k
65,715
543 Spotify Technology SA
k
315,326
397 T-Mobile US, Inc. 80,607
169 Tripadvisor, Inc.
k
2,461
7,765 Universal Music Group NV 202,432
3,027 Verizon Communications, Inc. 123,290
1,774 Walt Disney Company 201,828
13,599 Warner Brothers Discovery, Inc.
k
391,923
12,396 Warner Music Group Corporation 380,185
Total 12,148,587
Consumer Discretionary  3.0%
13,246 ADT, Inc. 106,895
1,119 Advance Auto Parts, Inc. 43,977
17,039 Amazon.com, Inc.
k
3,932,942
4,771 Aptiv plc
k
363,025
387 Asbury Automotive Group, Inc.
k
89,989
79 Booking Holdings, Inc. 423,071
498 Boot Barn Holdings, Inc.
k
87,882
1,329 Build-A-Bear Workshop, Inc. 81,428
18 Carnival Corporation
k
550
426 Churchill Downs, Inc. 48,470
1,712 Columbia Sportswear Company 94,314
2,167 D.R. Horton, Inc. 312,113
1,304 DoorDash, Inc.
k
295,330
482 Frontdoor, Inc.
k
27,807
776 Garmin, Ltd. 157,412
1,856 General Motors Company 150,930
961 Hilton Worldwide Holdings, Inc. 276,047
1,100 Home Depot, Inc. 378,510

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.7% Value
Consumer Discretionary  3.0% - continued
796 Laureate Education, Inc.
k
$ 26,801
2,550 Life Time Group Holdings, Inc.
k
67,779
2,276 Lowe's Companies, Inc. 548,880
264 McDonald's Corporation 80,686
16 NVR, Inc.
k
116,684
2,222 O'Reilly Automotive, Inc.
k
202,669
1,474 Ross Stores, Inc. 265,526
1,199 SharkNinja, Inc.
k
134,168
14,165 Sony Group Corporation ADR 362,624
684 Tapestry, Inc. 87,395
4,029 Tesla, Inc.
k
1,811,922
477 Texas Roadhouse, Inc. 79,182
439 TJX Companies, Inc. 67,435
211 Ulta Beauty, Inc.
k
127,657
1,825 Universal Technical Institute, Inc.
k
47,687
1,796 Viking Holdings, Ltd.
k
128,252
265 Wingstop, Inc. 63,200
3,399 Wyndham Hotels & Resorts, Inc. 256,829
1,053 Wynn Resorts, Ltd. 126,708
Total 11,472,776
Consumer Staples  1.1%
2,027 Altria Group, Inc. 116,877
169 Casey's General Stores, Inc. 93,408
1,243 Church & Dwight Company, Inc. 104,225
537 Colgate-Palmolive Company 42,434
488 Costco Wholesale Corporation 420,822
10,108 Coty, Inc.
k
31,133
1,306 John B. Sanfilippo & Son, Inc. 92,204
17,120 Keurig Dr Pepper, Inc. 479,531
1,938 Maplebear, Inc.
k
87,171
303 Marzetti Company 49,819
615 Monster Beverage Corporation
k
47,152
1,853 PepsiCo, Inc. 265,943
748 Philip Morris International, Inc. 119,979
2,049 Procter & Gamble Company 293,642
6,896 Sysco Corporation 508,166
1,074 Turning Point Brands, Inc. 116,422
10,438 Unilever plc ADR
e
682,645
5,901 Walmart, Inc. 657,430
Total 4,209,003
Energy  1.2%
4,251 Antero Midstream Corporation 75,625
947 Baker Hughes Company 43,126
292 Cheniere Energy, Inc. 56,762
8,183 ConocoPhillips 766,011
13,242 Devon Energy Corporation 485,055
1,253 DHT Holdings, Inc. 15,299
18,079 Enterprise Products Partners, LP 579,613
711 EOG Resources, Inc. 74,662
2,174 Expand Energy Corporation 239,923
9,844 Exxon Mobil Corporation 1,184,627
11,875 Halliburton Company 335,588
3,915 Kinder Morgan, Inc. 107,623
1,700 Marathon Petroleum Corporation 276,471
1,551 Matador Resources Company 65,824
1,827 TechnipFMC plc 81,411
2,036 Williams Companies, Inc. 122,384
Total 4,510,004
Financials  4.9%
198 Affiliated Managers Group, Inc. 57,079
1,637 Allstate Corporation 340,742
Shares Common Stock  31.7% Value
Financials  4.9% - continued
5,376 Ally Financial, Inc. $ 243,479
1,045 Amalgamated Financial
Corporation 33,471
981 American Express Company 362,921
4,327 American International Group, Inc. 370,175
886 Ameriprise Financial, Inc. 434,441
2,067 Arch Capital Group, Ltd.
k
198,267
1,460 Associated Banc-Corp 37,610
1,978 Atlantic Union Bankshares
Corporation 69,823
24,085 Bank of America Corporation 1,324,675
4,517 Bank of New York Mellon
Corporation 524,379
657 Beacon Financial Corporation 17,325
1,475 Berkshire Hathaway, Inc.
k
741,409
171 BlackRock, Inc. 183,028
61 Blackstone Mortgage Trust, Inc. 1,167
15 Block, Inc.
k
976
3,551 Bridgewater Bancshares, Inc.
k
62,249
542 Byline Bancorp, Inc. 15,799
4,112 Capital One Financial Corporation 996,584
154 Central Pacific Financial
Corporation 4,799
10,939 Charles Schwab Corporation 1,092,916
1,683 Chubb, Ltd. 525,298
718 Citigroup, Inc. 83,783
427 Community Trust Bancorp, Inc. 24,126
243 ConnectOne Bancorp, Inc. 6,371
387 Customers Bancorp, Inc.
k
28,297
1,996 Donnelley Financial Solutions, Inc.
k
93,193
5 Encore Capital Group, Inc.
k
272
1,257 Enterprise Financial Services
Corporation 67,878
601 Federal Agricultural Mortgage
Corporation 105,518
2,339 Fifth Third Bancorp 109,489
189 Financial Institutions, Inc. 5,891
1,881 First Bancorp/Puerto Rico 38,993
184 First Citizens BancShares, Inc./NC 394,897
62 First Financial Corporation 3,746
132 First Mid-Illinois Bancshares, Inc. 5,148
600 Fiserv, Inc.
k
40,302
1,374 Glacier Bancorp, Inc. 60,525
383 Great Southern Bancorp, Inc. 23,578
282 Hanmi Financial Corporation 7,622
202 Hartford Insurance Group, Inc. 27,836
302 Hilltop Holdings, Inc. 10,250
406 Hometrust Bancshares, Inc. 17,434
1,039 Houlihan Lokey, Inc. 180,983
209 Independent Bank Corporation/MI 6,799
4,217 Intercontinental Exchange, Inc. 682,985
515 Invesco, Ltd. 13,529
5,978 JPMorgan Chase & Company 1,926,231
811 M&T Bank Corporation 163,400
756 Marsh & McLennan Companies,
Inc. 140,253
837 Mastercard, Inc. 477,827
4,892 MetLife, Inc. 386,175
2,206 MGIC Investment Corporation 64,459
367 Moody's Corporation 187,482
4,100 Morgan Stanley 727,873
88 Morningstar, Inc. 19,123
2,101 Nasdaq, Inc. 204,070
161 NBT Bancorp, Inc. 6,685
264 NMI Holdings, Inc.
k
10,769

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.7% Value
Financials  4.9% - continued
25 Northeast Bank $ 2,598
1,103 Northern Trust Corporation 150,659
1,628 Northwest Bancshares, Inc. 19,536
473 OFG Bancorp 19,384
3,317 Old National Bancorp 74,002
5,026 Old Republic International
Corporation 229,387
1,106 Old Second Bancorp, Inc. 21,567
258 Orrstown Financial Services, Inc. 9,138
110 Pinnacle Financial Partners, Inc. 10,495
49 PNC Financial Services Group,
Inc. 10,228
316 Popular, Inc. 39,348
546 Progressive Corporation 124,335
1,462 RLI Corporation 93,539
3,188 Robinhood Markets, Inc.
k
360,563
187 S&P Global, Inc. 97,724
2,223 SEI Investments Company 182,330
482 SouthState Bank Corporation 45,361
241 Stifel Financial Corporation 30,178
1,820 Triumph Financial, Inc.
k
113,987
190 U.S. Bancorp 10,138
3,806 Visa, Inc. 1,334,802
17,380 Wells Fargo & Company 1,619,816
792 WesBanco, Inc. 26,326
681 Wintrust Financial Corporation 95,217
2,080 Zions Bancorp NA 121,763
Total 18,834,825
Health Care  3.6%
1,661 AbbVie, Inc. 379,522
5,385 ADMA Biologics, Inc.
k
98,222
2,119 Agilent Technologies, Inc. 288,332
1,311 Amgen, Inc. 429,103
2,970 BioMarin Pharmaceutical, Inc.
k
176,507
3,939 Boston Scientific Corporation
k
375,584
886 Cencora, Inc. 299,246
1,809 Cigna Group 497,891
4,283 Concentra Group Holdings Parent,
Inc. 84,289
469 CorVel Corporation
k
31,737
2,707 Danaher Corporation 619,686
692 Dexcom, Inc.
k
45,928
1,332 Eli Lilly & Company 1,431,474
1,495 Encompass Health Corporation 158,679
1,628 Exelixis, Inc.
k
71,355
4,202 Gilead Sciences, Inc. 515,753
1,174 ICON plc
k
213,926
462 ICU Medical, Inc.
k
65,914
269 IDEXX Laboratories, Inc.
k
181,987
766 Illumina, Inc.
k
100,469
423 Incyte Corporation
k
41,780
315 Indivior plc
k
11,302
217 Insulet Corporation
k
61,680
1,050 Intuitive Surgical, Inc.
k
594,678
5,616 Johnson & Johnson 1,162,231
1,977 Labcorp Holdings, Inc. 495,990
337 Medpace Holdings, Inc.
k
189,276
4,563 Medtronic plc 438,322
9,156 Merck & Company, Inc. 963,761
826 Merit Medical Systems, Inc.
k
72,804
110 Mettler-Toledo International, Inc.
k
153,361
267 Neurocrine Biosciences, Inc.
k
37,869
366 Penumbra, Inc.
k
113,793
2,332 Pfizer, Inc. 58,067
Shares Common Stock  31.7% Value
Health Care  3.6% - continued
3,009 Progyny, Inc.
k
$ 77,271
516 Repligen Corporation
k
84,552
943 Royalty Pharma plc 36,438
8,856 Sanofi SA ADR 429,162
1,429 STERIS plc 362,280
3,448 Stevanato Group SPA 69,374
624 Stryker Corporation 219,317
1,057 Teleflex, Inc. 128,996
53 Tenet Healthcare Corporation
k
10,532
275 Thermo Fisher Scientific, Inc. 159,349
1,860 Twist Bioscience Corporation
k
58,999
301 UFP Technologies, Inc.
k
66,831
146 United Therapeutics Corporation
k
71,139
1,274 UnitedHealth Group, Inc. 420,560
471 Veeva Systems, Inc.
k
105,141
504 Vertex Pharmaceuticals, Inc.
k
228,493
1,807 Waystar Holding Corporation
k
59,179
61 West Pharmaceutical Services,
Inc. 16,784
5,150 Zimmer Biomet Holdings, Inc. 463,088
913 Zoetis, Inc. 114,874
Total 13,642,877
Industrials  3.2%
195 Acuity, Inc. 70,208
21 Allegion plc 3,344
8,259 Amentum Holdings, Inc.
k
239,511
1,676 AMETEK, Inc. 344,100
256 Applied Industrial Technologies,
Inc. 65,733
51 Armstrong World Industries, Inc. 9,746
1,179 Automatic Data Processing, Inc. 303,274
1,606 Badger Infrastructure Solutions,
Ltd. 85,568
2,784 Barrett Business Services, Inc. 100,809
711 BWX Technologies, Inc. 122,889
1,628 Caterpillar, Inc. 932,632
301 CECO Environmental Corporation
k
18,015
296 Cintas Corporation 55,669
33,935 CNH Industrial NV 312,881
766 Copart, Inc.
k
29,989
231 CRA International, Inc. 46,361
240 CSW Industrials, Inc. 70,447
24,211 CSX Corporation 877,649
107 Curtiss-Wright Corporation 58,986
10,527 Delta Air Lines, Inc. 730,574
130 EMCOR Group, Inc. 79,533
1,323 Enerpac Tool Group Corporation 50,591
830 Expeditors International of
Washington, Inc. 123,678
14,000 Fastenal Company 561,820
312 Ferguson Enterprises, Inc. 69,461
7,667 Flowserve Corporation 531,936
1,456 General Dynamics Corporation 490,177
651 General Electric Company 200,527
190 Graco, Inc. 15,574
1,462 Helios Technologies, Inc. 78,202
5,673 Hexcel Corporation 419,235
3,014 Honeywell International, Inc. 588,001
706 Howmet Aerospace, Inc. 144,744
900 ICF International, Inc. 76,770
198 IES Holdings, Inc.
k
77,026
2,395 Jacobs Solutions, Inc. 317,242
1,758 JB Hunt Transport Services, Inc. 341,650
1 Johnson Controls International plc 120

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.7% Value
Industrials  3.2% - continued
1,231 Korn Ferry $ 81,271
1,738 L3Harris Technologies, Inc. 510,225
606 Leidos Holdings, Inc. 109,322
825 Limbach Holdings, Inc.
k
64,226
491 Lincoln Electric Holdings, Inc. 117,663
1,396 Masco Corporation 88,590
309 Modine Manufacturing Company
k
41,255
466 Moog, Inc. 113,494
791 Old Dominion Freight Line, Inc. 124,029
581 Oshkosh Corporation 72,991
414 Otis Worldwide Corporation 36,163
720 Parker-Hannifin Corporation 632,851
222 Quanta Services, Inc. 93,697
362 Republic Services, Inc. 76,719
540 Rockwell Automation, Inc. 210,098
2,136 Southwest Airlines Company 88,281
1,611 Timken Company 135,533
125 Trane Technologies plc 48,650
3,812 Uber Technologies, Inc.
k
311,478
461 UL Solutions, Inc. 36,354
537 Union Pacific Corporation 124,219
115 United Rentals, Inc. 93,072
930 Veralto Corporation 92,795
481 Verisk Analytics, Inc. 107,595
257 Waste Management, Inc. 56,465
190 WESCO International, Inc. 46,482
Total 12,158,190
Information Technology  8.8%
414 Adobe, Inc.
k
144,896
1,492 Advanced Micro Devices, Inc.
k
319,527
3,435 Amphenol Corporation 464,206
631 Analog Devices, Inc. 171,127
17,017 Apple, Inc. 4,626,242
713 Applied Materials, Inc. 183,234
503 AppLovin Corporation
k
338,932
1,881 Arista Networks, Inc.
k
246,467
1,306 Autodesk, Inc.
k
386,589
6,018 Broadcom, Inc. 2,082,830
347 Cadence Design Systems, Inc.
k
108,465
11,126 Cisco Systems, Inc. 857,036
2,641 CompoSecure, Inc.
k
50,919
1,413 Crane NXT Company 66,510
913 Datadog, Inc.
k
124,159
1,621 DocuSign, Inc.
k
110,876
331 Dropbox, Inc.
k
9,202
248 Fabrinet
k
112,909
338 Flex, Ltd.
k
20,422
3,393 Fortinet, Inc.
k
269,438
205 GoDaddy, Inc.
k
25,436
1,836 International Business Machines
Corporation 543,842
1,622 JFrog, Ltd.
k
101,310
303 Keysight Technologies, Inc.
k
61,567
101 KLA Corporation 122,723
1,821 Lam Research Corporation 311,719
383 Littelfuse, Inc. 96,868
2,933 Micron Technology, Inc. 837,108
12,862 Microsoft Corporation 6,220,320
490 Monday.com, Ltd.
k
72,304
156 Monolithic Power Systems, Inc. 141,392
612 Motorola Solutions, Inc. 234,592
290 Napco Security Technologies, Inc. 12,093
345 NetApp, Inc. 36,946
20,773 Nokia Oyj ADR 134,401
Shares Common Stock  31.7% Value
Information Technology  8.8% - continued
35,608 NVIDIA Corporation $ 6,640,892
223 NXP Semiconductors NV 48,404
1,369 Onto Innovation, Inc.
k
216,110
2,300 Oracle Corporation 448,293
2,688 Palantir Technologies, Inc.
k
477,792
2,523 Pegasystems, Inc. 150,674
427 Plexus Corporation
k
62,769
116 PTC, Inc.
k
20,208
5,537 Qualcomm, Inc. 947,104
40 RingCentral, Inc.
k
1,155
430 Salesforce, Inc. 113,911
11,862 Samsung Electronics Company,
Ltd. 994,212
4,145 ServiceNow, Inc.
k
634,973
2,599 Shopify, Inc.
k
418,361
656 Silicon Laboratories, Inc.
k
85,739
3,702 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,125,001
4,011 TD SYNNEX Corporation 602,573
561 TE Connectivity plc 127,633
423 Teradyne, Inc. 81,876
894 Texas Instruments, Inc. 155,100
2,490 Trimble, Inc.
k
195,092
1,341 TTM Technologies, Inc.
k
92,529
371 VeriSign, Inc. 90,134
1,702 Vontier Corporation 63,280
579 Western Digital Corporation 99,744
469 Zebra Technologies Corporation
k
113,883
Total 33,654,049
Materials  1.0%
700 Albemarle Corporation 99,008
9,403 Amcor plc 78,421
1,550 Ashland, Inc. 90,938
7,298 Axalta Coating Systems, Ltd.
k
235,798
7,959 CF Industries Holdings, Inc. 615,549
3,642 Crown Holdings, Inc. 375,017
2,164 Eastman Chemical Company 138,128
1,090 Ecolab, Inc. 286,147
2,730 Element Solutions, Inc. 68,223
1,538 Freeport-McMoRan, Inc. 78,115
1,338 Greif, Inc. 90,583
10,791 Ivanhoe Mines, Ltd.
k
122,726
726 Linde plc 309,559
599 Louisiana-Pacific Corporation 48,375
1,382 Newmont Corporation 137,993
4,069 Nucor Corporation 663,695
295 Packaging Corporation of America 60,838
4,182 Solstice Advanced Materials, Inc.
k
203,161
1,284 Steel Dynamics, Inc. 217,574
Total 3,919,848
Real Estate  0.7%
445 Agree Realty Corporation 32,053
772 AvalonBay Communities, Inc. 139,971
2,455 CBRE Group, Inc.
k
394,739
5,588 Crown Castle, Inc. 496,606
643 EPR Properties 32,086
942 Equity Lifestyle Properties, Inc. 57,095
6,897 Essential Properties Realty Trust,
Inc. 204,565
653 Extra Space Storage, Inc. 85,034
2,841 First Industrial Realty Trust, Inc. 162,704

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.7% Value
Real Estate  0.7% - continued
20,053 Healthcare Realty Trust, Inc. $ 339,898
4,245 Host Hotels & Resorts, Inc. 75,264
552 Innovative Industrial Properties,
Inc. 26,143
105 Jones Lang LaSalle, Inc.
k
35,329
3,822 Millrose Properties, Inc. 114,163
439 Outfront Media, Inc. 10,580
2,851 Sabra Health Care REIT, Inc. 53,998
495 SBA Communications Corporation 95,748
1,653 Sila Realty Trust, Inc. 38,531
5,075 Tanger, Inc. 169,353
1,626 Terreno Realty Corporation 95,463
Total 2,659,323
Utilities  1.0%
2,414 AES Corporation 34,617
1,561 Alliant Energy Corporation 101,481
2,686 CenterPoint Energy, Inc. 102,981
21 Clearway Energy, Inc., Class C 698
1,476 Constellation Energy Corporation 521,426
5,316 Duke Energy Corporation 623,088
4,054 Edison International 243,321
8,556 Entergy Corporation 790,831
4,041 Evergy, Inc. 292,932
57 Eversource Energy 3,838
2,449 NiSource, Inc. 102,270
777 Northwestern Energy Group, Inc. 50,148
4,981 PG&E Corporation 80,045
5,131 Portland General Electric
Company 246,237
1,045 Spire, Inc. 86,421
8,071 UGI Corporation 302,098
1,917 Vistra Energy Corporation 309,270
Total 3,891,702
Total Common Stock
(cost $75,355,507) 121,101,184
Shares
Registered Investment
Companies   14.0% Value
U.S. Affiliated   13.5%
2,217,823 Thrivent Core Emerging Markets
Debt Fund 19,627,735
2,599,490 Thrivent Core International Equity
Fund 31,869,748
Total 51,497,483
U.S. Unaffiliated   0.5%
3,584 abrdn Asia-Pacific Income Fund,
Inc. 54,979
10,774 abrdn Income Credit Strategies
Fund 58,287
3,217 abrdn Total Dynamic Dividend
Fund 31,366
6,822 AllianceBernstein Global High
Income Fund, Inc. 72,927
9,497 Allspring Income Opportunities
Fund 64,390
2,602 BlackRock Capital Allocation Term
Trust 36,844
1,649 BlackRock Core Bond Trust 15,814
6,759 BlackRock Corporate High Yield
Fund, Inc. 60,155
Shares
Registered Investment
Companies  14.0% Value
U.S. Unaffiliated   0.5%  - continued
6,842 BlackRock Credit Allocation
Income Trust $ 74,099
692 BlackRock Debt Strategies Fund,
Inc. 7,045
1,042 BlackRock Enhanced Equity
Dividend Trust 9,878
5,171 BlackRock Enhanced Global
Dividend Trust 60,552
3,060 BlackRock Enhanced International
Dividend Trust 17,993
3,048 BlackRock Income Trust, Inc. 33,650
6,042 BlackRock Multi-Sector Income
Trust 78,908
5,026 Blackstone Strategic Credit 2027
Term Fund 59,206
5,094 Cornerstone Strategic Investment
Fund, Inc.
e
42,586
6,558 Eaton Vance Limited Duration
Income Fund 64,990
3,089 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 29,438
1,700 iShares Broad USD High Yield
Corporate Bond ETF 63,571
3,225 iShares Preferred and Income
Securities ETF 99,846
339 iShares Semiconductor ETF 102,090
12,984 Nuveen Credit Strategies Income
Fund 65,180
4,632 Nuveen Preferred Income
Opportunities Fund 37,565
5,146 PGIM Global High Yield Fund, Inc. 63,502
4,665 PGIM High Yield Bond Fund, Inc. 67,503
3,059 Pimco Dynamic Income Fund 54,175
4,141 PIMCO High Income Fund 20,125
4,167 PIMCO Income Strategy Fund II 31,252
734 Tri-Continental Corporation 23,973
3,111 Vanguard Short-Term Corporate
Bond ETF
e
248,040
1,358 Virtus Convertible & Income Fund 20,574
4,926 Virtus Dividend, Interest &
Premium Strategy Fund 63,496
1,132 Virtus Equity & Convertible Income
Fund 28,210
10,206 Voya Global Equity Dividend &
Premium Opportunity Fund 58,378
1,642 Western Asset Diversified Income
Fund 22,676
16,927 Western Asset High Income
Opportunity Fund, Inc. 62,799
Total 2,006,062
Total Registered Investment
Companies (cost $47,486,447) 53,503,545
Shares Preferred Stock 0.8% Value
Basic Materials  <0.1%
2,616 Albemarle Corporation,
Convertible, 7.250% 155,364
Total 155,364

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  0.8% Value
Capital Goods  0.1%
4,680 Boeing Company, Convertible,
6.000% $ 323,201
Total 323,201
Communications Services  <0.1%
4,500 AT&T, Inc., 4.750%
g
85,590
1,500 Telephone and Data Systems, Inc.,
6.000%
g
28,575
Total 114,165
Financials  0.5%
2,750 AEGON Funding Company, LLC,
5.100% 54,092
1,800 Allstate Corporation, 5.100%
g
37,692
1,618 Apollo Global Management, Inc.,
Convertible, 6.750% 122,191
1,676 Ares Management Corporation,
Convertible, 6.750% 84,470
1,400 Athene Holding, Ltd., 5.625%
g
28,140
3,775 Bank of America Corporation,
4.250%
g
66,591
3,100 Bank of America Corporation,
4.375%
g
56,234
1,550 Bank of America Corporation,
4.750%
g
30,520
2,600 Bank of America Corporation,
5.000%
g
53,976
170 Bank of America Corporation,
Convertible, 7.250%
g
212,840
700 Capital One Financial Corporation,
4.800%
g
12,663
2,225 Capital One Financial Corporation,
5.000%
g
42,297
700 Charles Schwab Corporation,
4.450%
g
13,118
550 Citizens Financial Group, Inc.,
7.375%
g
14,493
1,200 Corebridge Financial, Inc., 6.375% 27,900
1,400 Fifth Third Bancorp, 4.950%
g
27,076
1,400 Huntington Bancshares, Inc./OH,
4.500%
g
23,926
3,100 JPMorgan Chase & Company,
4.200%
g
56,637
3,100 JPMorgan Chase & Company,
4.625%
g
60,884
2,350 JPMorgan Chase & Company,
4.750%
g
47,564
700 KeyCorp, 5.650%
g
14,854
2,500 KeyCorp, 6.200%
b,g
63,450
2,882 KKR & Company, Inc.,
Convertible, 6.250% 149,403
700 MetLife, Inc., 4.750%
g
13,811
1,350 Morgan Stanley, 4.250%
g
23,814
2,630 Morgan Stanley, 5.850%
g
64,488
3,100 Morgan Stanley, 7.125%
g
78,275
2,000 Public Storage, 4.125%
g
32,780
1,300 Public Storage, 4.625%
g
24,050
325 Public Storage, 4.700%
g
6,065
1,400 Regions Financial Corporation,
4.450%
g
24,150
825 Regions Financial Corporation,
5.700%
b,g
19,379
775 Synovus Financial Corporation,
8.397%
b,g
20,034
Shares Preferred Stock  0.8% Value
Financials  0.5% - continued
1,400 Truist Financial Corporation,
4.750%
g
$ 26,880
1,600 U.S. Bancorp, 4.000%
g
26,144
2,300 Wells Fargo & Company, 4.250%
g
40,871
3,100 Wells Fargo & Company, 4.375%
g
56,172
1,400 Wells Fargo & Company, 4.700%
g
27,090
1,400 Wells Fargo & Company, 4.750%
g
27,286
219 Wells Fargo & Company,
Convertible, 7.500%
g
265,428
Total 2,077,728
Technology  0.1%
1,635 Hewlett Packard Enterprise
Company, Convertible, 7.625% 109,038
2,660 Microchip Technology, Inc.,
Convertible, 7.500% 155,025
Total 264,063
Utilities  0.1%
2,600 CMS Energy Corporation, 4.200%
g
45,370
971 Nextera Energy, Inc., Convertible,
7.234% 47,336
2,380 NextEra Energy, Inc., Convertible,
7.299% 123,213
2,925 Southern Company, 4.950% 59,202
Total 275,121
Total Preferred Stock
(cost $3,337,077) 3,209,642
Shares
Collateral Held for Securities
Loaned 0.7% Value
2,886,990 Thrivent Cash Management Trust 2,886,990
Total Collateral Held for
Securities Loaned
(cost $2,886,990) 2,886,990
Shares or
Principal
Amount Short-Term Investments 8.1% Value
Federal Home Loan Bank Discount
Notes
300,000 3.520%, 2/20/2026
l,m
298,501
100,000 3.570%, 3/20/2026
l,m
99,228
Federal Home Loan Mortgage
Corporation Discount Notes
600,000 3.790%, 1/26/2026
l,m
598,479
600,000 3.565%, 3/23/2026
l,m
595,189
Federal National Mortgage
Association Discount Notes
600,000 3.538%, 3/18/2026
l,m
595,483
State Street Institutional U.S.
Government Money Market
Fund
11,021,017 3.740%
l
11,021,017
Thrivent Core Short-Term Reserve
Fund
1,748,028 4.050% 17,480,277

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  8.1% Value
U.S. Treasury Bills
100,000 3.605%, 3/5/2026
l,n
$ 99,391
Total Short-Term Investments
(cost $30,783,263) 30,787,565
Total Investments (cost
$339,807,318) 102.3% $390,903,324
Other Assets and Liabilities, Net
(2.3%) (8,974,915)
Total Net Assets 100.0% $381,928,409
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $60,966,153 or
16.0% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2025.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2025.
i Defaulted security.  Interest is not being accrued.
j Denotes investments purchased on a when-issued or
delayed-delivery basis.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Portfolio as of December 31, 2025 was $14,040
or 0.00% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of December 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 35,474
Credit Suisse Group AG  1/31/2014 23,139
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Dynamic Allocation
Portfolio as of December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 1,785,272
Common Stock 954,610
Total lending $2,739,882
Gross amount payable upon return of
collateral for securities loaned $2,886,990
Net amounts due to counterparty $147,108
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 56,917,473
Gross unrealized depreciation (7,342,465)
Net unrealized appreciation (depreciation) $ 49,575,008
Cost for federal income tax purposes $ 341,228,610

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Dynamic Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 17,589,705 – 17,589,705 –
Basic Materials 1,468,467 – 1,468,467 –
Capital Goods 4,804,595 – 4,804,595 –
Collateralized Mortgage Obligations 23,298,641 – 23,298,641 –
Commercial Mortgage-Backed Securities 3,237,192 – 3,237,192 –
Communications Services 4,807,619 – 4,807,619 –
Consumer Cyclical 6,348,523 – 6,348,523 –
Consumer Non-Cyclical 7,167,357 – 7,167,357 –
Energy 5,490,278 – 5,490,278 –
Financials 17,589,715 – 17,589,715 –
Foreign Government 97,572 – 97,572 –
Mortgage-Backed Securities 54,118,828 – 54,118,828 –
Technology 6,071,562 – 6,071,562 –
Transportation 1,196,445 – 1,196,445 –
U.S. Government & Agencies 20,140,363 – 20,140,363 –
Utilities 5,987,536 – 5,987,536 –
Common Stock
Communications Services 12,148,587 11,946,155 202,432 –
Consumer Discretionary 11,472,776 11,472,776 – –
Consumer Staples 4,209,003 4,209,003 – –
Energy 4,510,004 4,510,004 – –
Financials 18,834,825 18,834,825 – –
Health Care 13,642,877 13,642,877 – –
Industrials 12,158,190 12,072,622 85,568 –
Information Technology 33,654,049 32,659,837 994,212 –
Materials 3,919,848 3,797,122 122,726 –
Real Estate 2,659,323 2,659,323 – –
Utilities 3,891,702 3,891,702 – –
Preferred Stock
Basic Materials 155,364 155,364 – –
Capital Goods 323,201 323,201 – –
Communications Services 114,165 114,165 – –
Financials 2,077,728 2,077,728 – –
Technology 264,063 264,063 – –
Utilities 275,121 275,121 – –
Registered Investment Companies
U.S. Unaffiliated 2,006,062 2,006,062 – –
Short-Term Investments 13,307,288 11,021,017 2,286,271 –
Subtotal Investments in Securities $319,038,574 $135,932,967 $183,105,607 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 51,497,483
Affiliated Short-Term Investments 17,480,277
Collateral Held for Securities Loaned 2,886,990
Subtotal Other Investments $71,864,750
Total Investments at Value $390,903,324
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Dynamic Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 383,188 383,188 – –
Total Asset Derivatives $383,188 $383,188 $– $–
Liability Derivatives
Futures Contracts 480,122 403,382 76,740 –
Credit Default Swaps 2,772 – 2,772 –
Total Liability Derivatives $482,894 $403,382 $79,512 $–
The following table presents Dynamic Allocation Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$2,327,380 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 25 March 2026 $ 2,830,147 ( $ 19,210)
CBOT 2-Yr. U.S. Treasury Note 34 March 2026 7,103,167 (4,339)
CBOT 5-Yr. U.S. Treasury Note 135 March 2026 14,811,321 (55,188)
CBOT U.S. Long Bond 3 March 2026 350,540 (3,758)
CME E-mini S&P 500 Index 57 March 2026 19,855,195 (211,570)
CME Ultra Long Term U.S. Treasury Bond 33 March 2026 3,964,994 (70,994)
ICE US mini MSCI Emerging Markets Index 73 March 2026 5,048,864 102,746
Ultra 10-Yr. U.S. Treasury Note 2 March 2026 231,646 (1,615)
Total Futures Long Contracts $ 54,195,874 ( $ 263,928)
CME E-mini Russell 2000 Index (6) March 2026 ( $ 784,067) $ 34,667
CME E-mini S&P Mid-Cap 400 Index (32) March 2026 (10,886,415) 245,775
CME Euro Foreign Exchange Currency (24) March 2026 (3,504,800) (29,200)
Eurex Euro STOXX 50 Index (86) March 2026 (5,810,417) (76,740)
ICE mini MSCI EAFE Index (11) March 2026 (1,588,647) (7,508)
Total Futures Short Contracts ( $ 22,574,346) $166,994
Total Futures Contracts $ 31,621,528 ($96,934)

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Dynamic Allocation Portfolio's credit default swap contracts held as of December 31, 2025. Investments totaling
$99,391 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 875,000 $ – ( $ 2,772) ( $ 2,772)
Total Credit Default Swaps $– ($2,772) ($2,772)
1 As the buyer of protection, Dynamic Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Dynamic Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 383,188
Total Equity Contracts 383,188
Total Asset Derivatives $383,188
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 29,200
Total Foreign Exchange Contracts 29,200
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 295,818
Total Equity Contracts 295,818
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 155,104
Total Interest Rate Contracts 155,104
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 2,772
Total Credit Contracts 2,772
Total Liability Derivatives $482,894
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Dynamic Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 4,807,680
Total Equity Contracts
4,807,680
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (437,087)
Total Foreign Exchange Contracts (437,087)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 386,306
Total Interest Rate Contracts
386,306
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (85,836)
Total Credit Contracts
(85,836)
Total $4,671,063
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Dynamic Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (108,576)
Total Foreign Exchange Contracts (108,576)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (35,670)
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 36,817
Total Equity Contracts 1,147
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 72,961
Total Interest Rate Contracts 72,961
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 7,490
Total Credit Contracts 7,490
Total ($26,978)
The following table presents Dynamic Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $33,200,029
Futures - Short (21,243,993)
Total Return Swaps - Short (21,737)
Interest Rate Contracts
Futures - Long 31,786,058
Foreign Exchange Contracts
Futures - Short (4,197,165)
Credit Contracts
Credit Default Swaps - Buy Protection (60,545)

Dynamic Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,008 $1,137 $3,120 $19,628 2,218 5.1%
Core International Equity 24,390 2,651 5 31,870 2,599 8.4
Total U.S. Affiliated Registered Investment
Companies 44,398 51,498 13.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 31,629 36,098 50,247 17,480 1,748 4.6
Total Affiliated Short-Term Investments 31,629 17,480 4.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,418 42,346 41,877 2,887 2,887 0.7
Total Collateral Held for Securities Loaned 2,418 2,887 0.7
Total Value $78,445 $71,865
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($520) $2,123 $ – $1,137
Core International Equity 0 4,834 1,592 1,058
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 1 (1) – 932
Total Income/Non Cash Income from Affiliated
Investments $3,127
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total Value ($519) $6,956 $ 1,592

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.2% Value
Bermuda  0.3%
20,000 BOE Varitronix, Ltd. $ 13,195
669 Credicorp, Ltd. 192,003
Total 205,198
Brazil  3.6%
15,500 Allos SA 80,247
10,000 Alupar Investimento SA 57,941
28,300 Ambev SA 71,579
4,222 Axia Energia ADR 38,674
10,600 Banco ABC Brasil SA 45,845
700 Banco ABC Brasil SA, Rights
a,b
600
45,754 Banco Bradesco SA ADR 152,361
27,200 Banco do Brasil SA 108,805
50,500 Banco do Estado do Rio Grande
do Sul SA 140,448
246,400 Cogna Educacao SA 142,091
1,945 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR 46,388
5,300 Companhia de Saneamento de
Minas Gerais COPASA MG 42,479
890 Companhia Paranaense de Energia
- COPEL ADR 8,464
19,000 CPFL Energia SA 184,773
17,508 Cury Construtora e Incorporadora
SA 102,976
4,000 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 21,621
34,200 Direcional Engenharia SA 88,125
31,900 EcoRodovias Infraestrutura e
Logistica SA 61,707
871 Embraer SA ADR 56,067
4,400 Equatorial SA 30,914
59,731 Itau Unibanco Holding SA ADR 427,674
3,100 M. Dias Branco SA 13,555
42,735 Magazine Luiza SA 69,721
48,665 Metalurgica Gerdau SA 79,928
11,818 Petroleo Brasileiro SA - Petrobras
ADR 140,043
18,500 Sendas Distribuidora SA 24,578
3,300 Telefonica Brasil SA 19,933
14,200 TIM SA/Brazil 55,300
6,800 Tupy SA 15,251
25,631 Vale SA ADR 333,972
Total 2,662,060
Canada  0.3%
9,700 China Gold International Resources
Corporation, Ltd. 195,667
Total 195,667
Cayman Islands  13.8%
82,000 3SBio, Inc.
c
254,613
104,900 Alibaba Group Holding, Ltd. 1,926,065
100,000 China Hongqiao Group, Ltd. 419,972
49,500 China Resources Land, Ltd. 173,166
7,200 Chow Tai Fook Jewellery Group,
Ltd. 11,503
177,000 Consun Pharmaceutical Group,
Ltd. 356,268
111,000 Geely Automobile Holdings, Ltd. 256,729
13,184 Hello Group, Inc. ADR 86,355
1,472 JOYY, Inc. ADR 95,327
79,000 Kingboard Holdings, Ltd. 298,404
Shares Common Stock  97.2% Value
Cayman Islands  13.8%  - continued
13,700 Kuaishou Technology
c
$ 113,250
12,600 Meituan
b,c
166,978
23,000 NetDragon Websoft Holdings, Ltd. 30,902
5,402 NetEase, Inc. ADR 743,423
42,000 Newborn Town, Inc.
b
60,458
89,000 Nexteer Automotive Group, Ltd. 73,319
13,539 NU Holdings, Ltd./Cayman Islands
b
226,643
3,063 PDD Holdings, Inc. ADR
b
347,313
1,800 Pop Mart International Group, Ltd.
c
43,428
33,000 Q Technology Group Company,
Ltd. 35,673
549,000 Shui On Land, Ltd. 48,712
102,000 Sino Biopharmaceutical, Ltd. 81,155
16,000 TCL Electronics Holdings, Ltd. 21,374
49,000 Tencent Holdings, Ltd. 3,760,434
1,157 Tencent Music Entertainment Group
ADR 20,282
35,000 WuXi Biologics (Cayman), Inc.
b,c
141,534
79,400 Xiaomi Corporation
b,c
400,718
Total 10,193,998
Chile  0.4%
1,941 Banco de Chile ADR 73,758
1,856 Banco de Credito e Inversiones SA 120,216
1,905 Banco Santander Chile SA ADR 59,265
302,272 Colbun SA 48,325
816,233 Latam Airlines Group SA 22,097
2,244 Parque Arauco SA 7,441
Total 331,102
China  12.6%
137,000 Agricultural Bank of China, Ltd.,
Class H 101,918
14,400 Aluminum Corporation of China,
Ltd., Class A 25,128
72,000 Aluminum Corporation of China,
Ltd., Class H 112,712
10,000 Anhui Expressway Company, Ltd. 16,807
7,200 Avary Holding Shenzhen Company,
Ltd. 51,939
419,500 BAIC Motor Corporation, Ltd.
b,c
104,106
20,600 Bank of Beijing Company, Ltd. 16,154
44,400 Baoshan Iron & Steel Company,
Ltd. 47,350
3,000 BYD Company, Ltd., Class H 36,662
5,800 Chaozhou Three-Circle Group
Company, Ltd. 37,913
173,000 China CITIC Bank Corporation, Ltd. 154,378
658,000 China Construction Bank
Corporation, Class H 651,296
29,000 China International Capital
Corporation, Ltd., Class A 145,297
126,000 China International Capital
Corporation, Ltd., Class H
c
318,259
21,900 China Life Insurance Company,
Ltd., Class A 142,742
112,000 China Life Insurance Company,
Ltd., Class H 395,913
32,500 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 40,200
243,000 China Minsheng Banking
Corporation, Ltd. 122,854
76,000 China National Building Material
Company, Ltd. 50,042

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.2% Value
China  12.6%  - continued
101,700 China National Chemical
Engineering Company, Ltd. $ 109,571
26,200 China Pacific Insurance (Group)
Company, Ltd., Class A 157,242
61,800 China Pacific Insurance (Group)
Company, Ltd., Class H 280,262
20,800 CITIC Securities Company, Ltd.,
Class A 85,480
48,000 CITIC Securities Company, Ltd.,
Class H 169,396
37,500 CMOC Group, Ltd., Class A 107,348
99,000 CMOC Group, Ltd., Class H 245,968
1,200 Contemporary Amperex
Technology Company, Ltd. 63,099
26,300 COSCO SHIPPING Holdings
Company, Ltd., Class A 57,117
125,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 221,574
10,200 CSC Financial Company, Ltd. 39,089
43,500 Flat Glass Group Company, Ltd.
b
97,510
54,800 Focus Media Information
Technology Company, Ltd. 57,797
2,000 Fuyao Glass Industry Group
Company, Ltd., Class A 18,542
3,500 Gree Electric Appliances, Inc. of
Zhuhai 20,144
20,400 Hangzhou First Applied Material
Company, Ltd. 40,740
38,000 Harbin Electric Company, Ltd. 81,446
19,100 Huadian Power International
Corporation, Ltd. 13,562
74,000 Huaneng Power International, Inc. 54,535
400 Huatai Securities Company, Ltd.,
Class H
c
971
49,500 Huaxia Bank Company, Ltd. 48,664
38,900 HUAYU Automotive Systems
Company, Ltd. 111,319
487,000 Industrial and Commercial Bank of
China, Ltd., Class H 394,083
8,700 Jinduicheng Molybdenum
Company, Ltd. 19,403
7,500 Kingnet Network Company, Ltd. 23,495
200 Kweichow Moutai Company, Ltd. 39,437
12,000 Lenovo Group, Ltd. 14,270
1,000 Midea Group Company, Ltd. 11,181
13,100 New China Life Insurance
Company, Ltd., Class A 130,704
42,500 New China Life Insurance
Company, Ltd., Class H 297,788
11,300 New Hope Liuhe Company, Ltd. 14,906
34,900 People's Insurance Company
(Group) of China, Ltd., Class A 44,706
515,000 People's Insurance Company
(Group) of China, Ltd., Class H 447,379
39,300 PetroChina Company, Ltd., Class A 58,518
284,000 PetroChina Company, Ltd., Class H 306,123
32,000 PICC Property and Casualty
Company, Ltd. 67,277
8,600 Ping An Insurance (Group)
Company of China, Ltd., Class A 84,246
70,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 587,979
33,900 SAIC Motor Corporation, Ltd. 73,895
17,800 Sany Heavy Industry Company,
Ltd. 53,833
63,900 SDIC Capital Company, Ltd. 69,961
Shares Common Stock  97.2% Value
China  12.6%  - continued
14,200 Shandong Gold Mining Company,
Ltd. $ 78,355
22,000 Shandong Nanshan Aluminum
Company, Ltd. 16,929
203,200 Shandong Weigao Group Medical
Polymer Company, Ltd. 131,017
14,800 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 37,834
40,400 Sichuan Road and Bridge Group
Company, Ltd. 57,523
12,000 Sinopharm Group Company, Ltd. 30,007
62,000 Tong Ren Tang Technologies
Company, Ltd. 35,158
12,064 Vipshop Holdings, Ltd. ADR 213,412
17,100 Weichai Power Company, Ltd.,
Class A 42,083
3,300 WuXi AppTec Company, Ltd., Class
A 42,758
31,500 WuXi AppTec Company, Ltd., Class
H
c
399,438
18,000 Xinhua Winshare Publishing and
Media Company, Ltd. 23,718
17,700 Zhejiang China Commodities City
Group Company, Ltd. 40,455
7,600 Zhejiang Chint Electrics Company,
Ltd. 30,319
46,700 Zhejiang Dahua Technology
Company, Ltd. 126,639
60,000 Zhejiang Expressway Company,
Ltd. 55,276
27,100 Zhejiang Longsheng Group
Company, Ltd. 41,325
22,400 Zhejiang NHU Company, Ltd. 80,728
30,600 Zhejiang Zheneng Electric Power
Company, Ltd. 21,671
86,000 Zijin Mining Group Company, Ltd. 393,746
Total 9,290,621
Colombia  0.4%
4,361 Grupo Cibest SA 79,887
3,455 Grupo Cibest SA ADR 219,772
Total 299,659
Czech Republic  0.5%
2,102 CEZ AS 132,294
1,648 Komercni Banka AS 92,914
9,732 Moneta Money Bank AS
c
91,459
42 Philip Morris CR 37,837
Total 354,504
Egypt  <0.1%
14,797 Commercial International Bank
Egypt SAE GDR 31,628
Total 31,628
Greece  0.9%
1,822 Aegean Airlines SA 30,533
23,369 Alpha Bank SA 98,222
39,568 Eurobank SA 159,090
7,797 HELLENiQ ENERGY Holdings SA 76,512
663 Motor Oil (Hellas) Corinth Refineries
SA 24,460
15,012 National Bank of Greece SA 228,969

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.2% Value
Greece  0.9%  - continued
7,571 Piraeus Bank SA $ 60,449
Total 678,235
Hong Kong  0.7%
28,000 China Nonferrous Mining
Corporation, Ltd. 53,122
58,000 China Overseas Grand Oceans
Group, Ltd. 14,761
70,400 China Taiping Insurance Holdings
Company, Ltd. 169,528
158,500 Genertec Universal Medical Group
Company, Ltd.
c
121,204
130,000 Guangdong Investment, Ltd. 113,412
46,000 Simcere Pharmaceutical Group,
Ltd.
c
70,666
Total 542,693
Hungary  0.7%
20,805 MOL Hungarian Oil & Gas plc 186,448
2,987 OTP Bank Nyrt 320,278
Total 506,726
India  16.1%
4,913 Aditya Birla Sun Life Asset
Management Company, Ltd. 44,068
365 AIA Engineering, Ltd. 16,310
1,632 Asian Paints, Ltd. 50,349
2,177 Avanti Feeds, Ltd. 20,293
9,958 Axis Bank, Ltd. 140,811
8,741 Bajaj Finserv, Ltd. 198,613
117,428 Bharat Petroleum Corporation, Ltd. 502,325
33,496 Bharti Airtel, Ltd. 786,201
3,105 Britannia Industries, Ltd. 208,349
2,574 Ceat, Ltd. 109,187
43,479 Chambal Fertilisers and Chemicals,
Ltd. 233,521
26,220 Cipla, Ltd. 440,701
1,865 Coromandel International, Ltd. 47,062
2,493 Cummins India, Ltd. 123,032
2,642 Eicher Motors, Ltd. 215,066
32,108 GAIL India, Ltd. 61,581
22,710 GMR Airports, Ltd.
b
26,409
1,310 Great Eastern Shipping Company,
Ltd. 16,465
9,123 HCL Technologies, Ltd. 164,884
15,151 HDFC Asset Management
Company, Ltd.
c
450,667
75,374 HDFC Bank, Ltd. 832,649
14,525 HDFC Life Insurance Company,
Ltd.
c
121,348
2,446 Hero MotoCorp, Ltd. 157,173
55,160 Hindalco Industries, Ltd. 544,389
90,705 Hindustan Petroleum Corporation,
Ltd. 504,194
15,366 ICICI Bank, Ltd. ADR 457,907
2,311 ICICI Lombard General Insurance
Company, Ltd. 50,529
107,360 Indian Oil Corporation, Ltd. 199,032
29,782 Infosys, Ltd. ADR 530,715
943 JB Chemicals & Pharmaceuticals,
Ltd. 19,092
29,408 JSW Steel, Ltd. 381,442
1,416 Kajaria Ceramics, Ltd. 15,293
2,407 Kotak Mahindra Bank, Ltd. 59,045
Shares Common Stock  97.2% Value
India  16.1%  - continued
3,428 Larsen & Toubro, Ltd. $ 155,796
1,430 LTIMindtree, Ltd.
c
96,583
5,869 Lupin, Ltd. 137,858
4,367 Mahindra & Mahindra, Ltd. 180,353
2,823 Maruti Suzuki India, Ltd. 525,022
2,121 Max Financial Services, Ltd.
b
39,490
129 MRF, Ltd. 219,517
9,564 National Aluminium Company, Ltd. 33,426
2,743 Nava, Ltd. 17,334
6,365 NLC India, Ltd. 17,717
117,595 NMDC, Ltd. 108,859
14,723 Oil & Natural Gas Corporation, Ltd. 39,398
60 Page Industries, Ltd. 24,095
10,715 Paradeep Phosphates, Ltd.
c
19,672
1,362 Persistent Systems, Ltd. 95,087
2,346 Pidilite Industries, Ltd. 38,703
55,511 Reliance Industries, Ltd. 971,366
10,521 SBI Life Insurance Company, Ltd.
c
238,480
5,161 State Bank of India 56,457
9,260 Tata Consultancy Services, Ltd. 330,852
7,035 Tata Motors Passenger Vehicles,
Ltd. 28,790
200,140 Tata Steel, Ltd. 400,931
4,959 Tech Mahindra, Ltd. 87,837
1,200 UltraTech Cement, Ltd. 157,459
50,879 Wipro, Ltd. ADR 144,496
Total 11,894,280
Indonesia  <0.1%
107,600 PT Telkom Indonesia (Persero) Tbk 22,514
Total 22,514
Kuwait  0.7%
84,363 Agility Public Warehousing
Company KSCC 38,655
8,663 HumanSoft Holding Company
KSCC 73,908
74,936 Kuwait Finance House KSCP 197,444
12,785 Mobile Telecommunications
Company KSCP 21,557
55,236 National Bank of Kuwait KSCP 182,108
Total 513,672
Malaysia  0.2%
72,200 Sunway Construction Group Bhd 100,599
24,300 Telekom Malaysia Bhd 48,176
2,100 United Plantations Bhd 15,555
Total 164,330
Mexico  1.3%
7,228 America Movil SAB de CV ADR 149,403
6,575 Cemex SAB de CV ADR 75,547
55,800 Fibra Uno Administracion SA de CV 83,851
17,210 Grupo Financiero Banorte SAB de
CV ADR 159,451
24,200 Grupo Mexico SAB de CV 228,729
3,900 Industrias Penoles SAB de CV
b
204,877
19,100 Megacable Holdings SAB de CV 54,974
1,900 Regional SAB de CV 15,003
Total 971,835

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.2% Value
Netherlands  0.1%
2,502 JBS NV $ 36,079
Total 36,079
Philippines  0.1%
11,120 International Container Terminal
Services, Inc. 106,710
Total 106,710
Poland  1.0%
4,270 Bank Millennium SA
b
19,718
3,035 Bank Polska Kasa Opieki SA 172,150
9,248 Orlen SA 246,891
35,995 PGE Polska Grupa Energetyczna
SA
b
87,970
4,620 Powszechna Kasa Oszczednosci
Bank Polski SA 109,042
507 Santander Bank Polska SA 76,642
21,074 Tauron Polska Energia SA
b
50,610
Total 763,023
Qatar  0.4%
130,057 Baladna
b
45,662
40,930 Commercial Bank PSQC 47,214
66,040 Doha Bank QPSC 52,055
9,364 Gulf Warehousing Company 5,757
5,177 Qatar Islamic Bank QPSC 34,070
27,912 Qatar National Bank QPSC 143,048
Total 327,806
Russian Federation  <–%
22,154 LUKOIL PJSC
a,b,d
0
78,093 NovaTek PJSC
a,b,d
0
136,926 Sberbank of Russia PJSC
a,b,d
0
Total 0
Saudi Arabia  2.0%
4,657 Al Babtain Power &
Telecommunication Company 79,924
14,133 Al Rajhi Bank 367,106
28,863 Arab National Bank 166,394
6,269 Arabian Centres Company 31,548
21,948 Banque Saudi Fransi 98,438
1,908 Eastern Province Cement Company 11,919
8,713 Riyad Bank 63,062
2,281 Riyadh Cement Company 14,397
801 SABIC Agri-Nutrients Company 23,617
2,397 Saudi Arabian Mining Company
b
38,936
24,685 Saudi Arabian Oil Company
c
156,754
12,767 Saudi Electricity Company 47,818
32,373 Saudi National Bank 326,941
33 Saudi Telecom Company 378
2,809 Theeb Rent A Car Company 28,202
Total 1,455,434
South Africa  2.9%
13,026 Absa Group, Ltd. 188,263
23,060 AECI, Ltd. 124,394
4,412 Coronation Fund Managers, Ltd. 12,439
24,729 DataTec, Ltd. 118,045
17,042 FirstRand, Ltd. 93,390
7,325 Gold Fields, Ltd. ADR 319,809
73,025 Growthpoint Properties, Ltd. 75,671
Shares Common Stock  97.2% Value
South Africa  2.9%  - continued
4,368 Harmony Gold Mining Company,
Ltd. ADR $ 86,923
1,518 Impala Platinum Holdings, Ltd. 23,856
19,448 Momentum Group, Ltd. 44,909
2,894 MTN Group, Ltd. 29,628
3,591 Naspers, Ltd. 239,489
109,418 Old Mutual, Ltd. 98,450
14,532 Redefine Properties, Ltd. 5,267
2,469 Sanlam, Ltd. 14,684
48,550 Sibanye Stillwater, Ltd.
b
177,004
18,353 Standard Bank Group 321,921
1,182 Valterra Platinum, Ltd. 100,102
37,380 Vukile Property Fund, Ltd. 56,503
Total 2,130,747
South Korea  12.4%
5,818 BNK Financial Group, Inc. 64,019
424 CJ Corporation 50,669
3,295 Green Cross Holdings Corporation
b
36,355
1,242 GS Holdings Corporation 48,532
4,468 Hana Financial Group, Inc. 291,522
253 Hanwha Aerospace Company,
Ltd.
b
165,221
2,264 Hanwha Corporation
b
128,189
1,321 HD Hyundai Company, Ltd. 172,907
44 HD Hyundai Heavy Industries
Company, Ltd. 15,508
770 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 217,272
266 Hyosung Corporation
b
21,162
738 Hyundai Department Store
Company, Ltd. 45,344
682 Hyundai Glovis Company, Ltd. 85,605
274 Hyundai Motor Company 56,583
12,463 iM Financial Group Company, Ltd. 134,356
1,726 Kakao Corporation 71,976
3,317 KB Financial Group, Inc. 285,543
2,162 Kia Corporation 183,280
873 Korea Electric Power Corporation
b
28,651
1,804 Korean Reinsurance Company 14,454
2,504 LG Corporation 140,293
13,027 LG Uplus Corporation 133,114
1,723 LX International Corporation 38,868
9,913 Mirae Asset Securities Company,
Ltd. 160,805
236 NAVER Corporation 39,672
397 PharmaResearch Company, Ltd. 111,130
207 POSCO Holdings, Inc. 43,883
165 Samsung Biologics Company,
Ltd.
b,c
193,977
1,573 Samsung C&T Corporation
b
261,265
35,235 Samsung Electronics Company,
Ltd. 2,953,218
1 Samsung Epis Holdings Company,
Ltd.
b
413
79 Samsung Fire & Marine Insurance
Company, Ltd. 27,256
2,966 SD Biosensor, Inc.
b
18,312
5,931 Shinhan Financial Group Company,
Ltd. 315,824
187 Shinsegae, Inc. 32,037
4,188 SK Hynix, Inc. 1,896,654
1,444 SK Square Company, Ltd.
b
367,727
1,103 SK, Inc. 196,836
6,857 Woori Financial Group, Inc. 133,090

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.2% Value
South Korea  12.4%  - continued
336 Youngone Corporation $ 19,079
114 Youngone Holdings Company, Ltd. 15,155
Total 9,215,756
Taiwan  19.9%
26,000 Arcadyan Technology Corporation 143,716
187,000 Asia Cement Corporation 221,153
9,000 Asustek Computer, Inc. 156,445
106,000 Cathay Financial Holding
Company, Ltd. 255,692
14,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 58,592
4,438 Chunghwa Telecom Company, Ltd.
ADR 185,109
36,000 Compeq Manufacturing Company,
Ltd. 106,322
466,000 CTBC Financial Holding Company,
Ltd. 744,570
13,000 Delta Electronics, Inc. 396,551
51,000 Far Eastern New Century
Corporation 45,098
28,000 Far EasTone Telecommunications
Company, Ltd. 78,626
53,000 Feng Hsin Steel Company, Ltd. 103,401
53,000 First Financial Holding Company,
Ltd. 49,559
62,000 Fubon Financial Holding Company,
Ltd. 189,760
14,000 Hannstar Board Corporation 41,055
118,000 Hon Hai Precision Industry
Company, Ltd. 864,978
75,000 Hua Nan Financial Holdings
Company, Ltd. 73,996
33,000 Lite-On Technology Corporation 171,677
2,000 Marketech International
Corporation 17,474
9,000 MediaTek, Inc. 408,647
43,000 Pegatron Corporation 93,802
7,000 Promate Electronic Company, Ltd. 9,929
25,000 Quanta Computer, Inc. 215,922
4,000 Sigurd Microelectronics
Corporation 14,798
11,000 Simplo Technology Company, Ltd. 125,502
180,000 SinoPac Financial Holdings
Company, Ltd. 163,762
5,000 Sunonwealth Electric Machine
Industry Company, Ltd. 25,384
17,000 Synnex Technology International
Corporation 31,334
8,000 Systex Corporation 29,981
13,002 Taichung Commercial Bank
Company, Ltd. 8,602
11,000 Taiwan Mobile Company, Ltd. 37,953
4,000 Taiwan Secom Company, Ltd. 13,729
174,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 8,577,897
21,704 Topco Scientific Company, Ltd. 201,300
7,000 Tripod Technology Corporation 70,640
8,000 Tung Ho Steel Enterprise
Corporation 16,190
44,000 Uni-President Enterprises
Corporation 107,886
120,000 United Microelectronics
Corporation 187,390
19,000 Wah Lee Industrial Corporation 64,970
Shares Common Stock  97.2% Value
Taiwan  19.9%  - continued
2,000 Wiwynn Corporation $ 284,933
7,000 WPG Holdings, Ltd. 12,949
5,000 Yankey Engineering Company, Ltd. 88,585
27,000 Yuanta Financial Holding Company,
Ltd. 33,738
Total 14,729,597
Thailand  2.8%
40,500 Advanced Info Service PCL NVDR 402,169
101,000 Charoen Pokphand Foods PCL
NVDR 69,912
105,500 Kasikornbank PCL NVDR 650,696
55,300 Kiatnakin Phatra Bank PCL NVDR 119,178
366,300 Krung Thai Bank PCL NVDR 328,214
82,600 SCB X PCL NVDR 364,041
36,500 Thai Life Insurance PCL NVDR 11,504
25,300 Thanachart Capital PCL NVDR 46,739
33,000 TIDLOR Holdings PCL NVDR 17,724
23,000 Tisco Financial Group PCL NVDR
a
80,671
Total 2,090,848
Turkey  0.2%
265,639 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 126,151
15,492 Enerjisa Enerji AS 32,580
Total 158,731
United Arab Emirates  2.4%
14,103 Abu Dhabi Commercial Bank PJSC 54,911
4,044 Abu Dhabi Islamic Bank PJSC 22,839
60,147 Abu Dhabi National Oil Company
for Distribution PJSC 63,869
53,488 ADNOC Gas plc 51,696
12,849 Air Arabia PJSC 16,282
22,982 Aldar Properties PJSC 54,393
136,178 Deyaar Development PJSC 37,833
87,298 Dubai Islamic Bank PJSC 220,284
31,688 Emaar Development PJSC 130,666
100,932 Emaar Properties PJSC 385,211
36,334 Emirates NBD Bank PJSC 275,516
24,892 Emirates Telecommunications
Group Company PJSC 124,299
69,238 First Abu Dhabi Bank PJSC 328,776
30,698 Sharjah Islamic Bank 26,078
Total 1,792,653
United Kingdom  0.4%
3,321 AngloGold Ashanti plc 286,004
Total 286,004
United States  0.1%
322 Southern Copper Corporation 46,197
Total 46,197
Total Common Stock
(cost $53,764,718) 71,998,307
Shares Preferred Stock 1.7%
Brazil  0.7%
1,110 Axia Energia, Class C ADR
b
9,566
10,900 Bradespar SA 39,584

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.7% Value
Brazil  0.7%  - continued
61,600 Companhia de Saneamento do
Parana $ 88,020
12,400 Companhia de Saneamento do
Parana, Units 90,922
16,728 Itausa SA 35,655
46,500 Petroleo Brasileiro SA 261,532
Total 525,279
South Korea  1.0%
257 Hyundai Motor Company, 2nd
Preferred 37,968
930 Hyundai Motor Company, Preferred 133,280
8,478 Samsung Electronics Company,
Ltd. 526,236
Total 697,484
Total Preferred Stock
(cost $926,289) 1,222,763
Shares or
Principal
Amount Short-Term Investments 1.2%
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.560%,  3/12/2026
e,f
99,306
Federal National Mortgage
Association Discount Notes
100,000 3.538%,  3/18/2026
e,f
99,247
State Street Institutional U.S.
Government Money Market Fund
705,593 3.740%
e
705,593
Total Short-Term Investments
(cost $904,154) 904,146
Total Investments (cost
$55,595,161) 100.1% $74,125,216
Other Assets and Liabilities,
Net (0.1%) (80,576)
Total Net Assets 100.0% $74,044,640
a Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $3,504,105 or
4.7% of total net assets.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 21,982,579
Gross unrealized depreciation (4,450,145)
Net unrealized appreciation (depreciation) $ 17,532,434
Cost for federal income tax purposes $ 56,671,003

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,276,423 1,279,899 5,996,524 –
Consumer Discretionary 6,088,906 560,725 5,528,181 –
Consumer Staples 764,220 36,079 728,141 –
Energy @ 3,653,132 140,043 3,513,089 0
Financials @ 19,241,577 1,809,383 17,350,923 81,271
Health Care 2,659,490 – 2,659,490 –
Industrials 3,614,549 56,067 3,558,482 –
Information Technology 19,763,584 675,211 19,088,373 –
Materials 6,464,446 862,448 5,601,998 –
Real Estate 1,351,621 – 1,351,621 –
Utilities 1,120,359 93,526 1,026,833 –
Preferred Stock
Consumer Discretionary 171,248 – 171,248 –
Energy 261,532 – 261,532 –
Financials 35,655 – 35,655 –
Information Technology 526,236 – 526,236 –
Materials 39,584 – 39,584 –
Utilities 188,508 9,566 178,942 –
Short-Term Investments 904,146 705,593 198,553 –
Subtotal Investments in Securities $74,125,216 $6,228,540 $67,815,405 $81,271
Total Investments at Value $74,125,216
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 78,221 78,221 – –
Total Asset Derivatives $78,221 $78,221 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling $198,553 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 45 March 2026 $ 3,097,429 $ 78,221
Total Futures Long Contracts $ 3,097,429 $ 78,221
Total Futures Contracts $ 3,097,429 $78,221

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Emerging Markets
Equity Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 78,221
Total Equity Contracts 78,221
Total Asset Derivatives $78,221
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 580,002
Total Equity Contracts
580,002
Total $580,002
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 155,322
Total Equity Contracts 155,322
Total $155,322
The following table presents Emerging Markets Equity Portfolio's average volume of derivative activity during the period ended December 31,
2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,161,409

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $204 $1,973 $2,177 $– – –
Total Affiliated Short-Term Investments 204 – –
Total Value $204 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $1
Total Income/Non Cash Income from Affiliated
Investments $1
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 94.5% Value
Communications Services  11.6%
10,794 Alphabet, Inc., Class A $ 3,378,522
9,068 Alphabet, Inc., Class C 2,845,538
8 Cable One, Inc. 903
443 Electronic Arts, Inc. 90,518
81 John Wiley and Sons, Inc. 2,481
1,784 Lumen Technologies, Inc.
a
13,862
287 New York Times Company 19,924
593 Omnicom Group, Inc. 47,885
54 Scholastic Corporation 1,600
7,824 Verizon Communications, Inc. 318,672
3,333 Walt Disney Company 379,195
4,364 Warner Brothers Discovery, Inc.
a
125,770
519 ZoomInfo Technologies, Inc.
a
5,278
Total 7,230,148
Consumer Discretionary  8.6%
404 Aptiv plc
a
30,740
490 Aramark 18,061
136 Autoliv, Inc. 16,143
54 AutoNation, Inc.
a
11,150
370 Best Buy Company, Inc. 24,764
60 Booking Holdings, Inc. 321,320
405 BorgWarner, Inc. 18,249
57 Buckle, Inc. 3,045
217 Capri Holdings, Ltd.
a
5,295
278 CarMax, Inc.
a
10,742
53 Choice Hotels International, Inc. 5,049
53 Columbia Sportswear Company 2,920
217 Darden Restaurants, Inc. 39,932
282 Deckers Outdoor Corporation
a
29,235
60 Domino's Pizza, Inc. 25,009
40 Ethan Allen Interiors, Inc. 914
783 GameStop Corporation
a
15,723
454 Gap, Inc. 11,622
303 Garmin, Ltd. 61,464
257 Genuine Parts Company 31,601
217 Harley-Davidson, Inc. 4,446
242 Hasbro, Inc. 19,844
436 Hilton Worldwide Holdings, Inc. 125,241
1,847 Home Depot, Inc. 635,553
215 Kohl's Corporation 4,388
81 La-Z-Boy, Inc. 3,019
478 LKQ Corporation 14,436
1,039 Lowe's Companies, Inc. 250,565
222 Lucid Group, Inc.
a,b
2,347
428 Marriott International, Inc./MD 132,783
597 Mattel, Inc.
a
11,844
1,324 McDonald's Corporation 404,654
134 Meritage Homes Corporation 8,817
100 Mohawk Industries, Inc.
a
10,930
725 Newell Brands, Inc. 2,697
2,207 NIKE, Inc. 140,608
62 Pool Corporation 14,182
89 PVH Corporation 5,965
1,454 Rivian Automotive, Inc.
a
28,658
478 Royal Caribbean Cruises, Ltd. 133,324
69 Signet Jewelers, Ltd. 5,719
2,107 Starbucks Corporation 177,430
5,245 Tesla, Inc.
a
2,358,781
257 Topgolf Callaway Brands
Corporation
a
2,999
988 Tractor Supply Company 49,410
84 Ulta Beauty, Inc.
a
50,821
344 Under Armour, Inc., Class A
a,b
1,710
251 Under Armour, Inc., Class C
a
1,205
Shares Common Stock  94.5% Value
Consumer Discretionary  8.6% - continued
70 Vail Resorts, Inc. $ 9,296
613 VF Corporation 11,083
100 Whirlpool Corporation 7,214
228 Williams-Sonoma, Inc. 40,719
149 Wolverine World Wide, Inc. 2,704
Total 5,356,370
Consumer Staples  4.0%
883 Archer-Daniels-Midland Company 50,764
260 Bunge Global SA 23,161
359 Campbell's Company 10,005
454 Church & Dwight Company, Inc. 38,068
229 Clorox Company 23,090
7,582 Coca-Cola Company 530,058
1,425 Colgate-Palmolive Company 112,603
886 Conagra Brands, Inc. 15,337
300 Darling Ingredients, Inc.
a
10,800
434 Estee Lauder Companies, Inc. 45,448
990 General Mills, Inc. 46,035
550 Hormel Foods Corporation 13,035
120 Ingredion, Inc. 13,231
196 J.M. Smucker Company 19,171
2,384 Keurig Dr Pepper, Inc. 66,776
617 Kimberly-Clark Corporation 62,249
1,658 Kraft Heinz Company 40,206
1,161 Kroger Company 72,539
251 Lamb Weston Holdings, Inc. 10,514
464 McCormick & Company, Inc. 31,603
2,397 Mondelez International, Inc. 129,031
2,539 PepsiCo, Inc. 364,397
4,347 Procter & Gamble Company 622,969
888 Sysco Corporation 65,437
848 Target Corporation 82,892
103 United Natural Foods, Inc.
a
3,468
Total 2,502,887
Energy  1.1%
1,835 Baker Hughes Company 83,566
408 Cheniere Energy, Inc. 79,311
87 Core Laboratories, Inc. 1,395
1,595 Halliburton Company 45,075
295 HF Sinclair Corporation 13,594
564 Marathon Petroleum Corporation 91,723
715 NOV, Inc. 11,175
1,169 ONEOK, Inc. 85,921
754 Phillips 66 97,296
399 Targa Resources Corporation 73,616
763 TechnipFMC plc 33,999
576 Valero Energy Corporation 93,767
Total 710,438
Financials  11.2%
491 Allstate Corporation 102,202
499 Ally Financial, Inc. 22,600
1,033 American Express Company 382,158
175 Ameriprise Financial, Inc. 85,809
475 Arthur J. Gallagher & Company 122,925
73 Bank of Hawaii Corporation 4,991
1,309 Bank of New York Mellon
Corporation 151,962
273 BlackRock, Inc. 292,203
130 Cathay General Bancorp 6,291
194 Cboe Global Markets, Inc. 48,694
3,201 Charles Schwab Corporation 319,812

ESG Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.5% Value
Financials  11.2% - continued
704 Chubb, Ltd. $ 219,732
800 Citizens Financial Group, Inc. 46,728
667 CME Group, Inc. 182,144
241 Comerica, Inc. 20,950
568 Equitable Holdings, Inc. 27,065
70 FactSet Research Systems, Inc. 20,313
969 Fidelity National Information
Services, Inc. 64,400
535 Franklin Resources, Inc. 12,781
522 Hartford Insurance Group, Inc. 71,932
2,917 Huntington Bancshares, Inc./OH 50,610
1,062 Intercontinental Exchange, Inc. 172,002
100 International Bancshares
Corporation 6,644
637 Invesco, Ltd. 16,734
1,718 KeyCorp 35,460
302 Lincoln National Corporation 13,448
331 Loews Corporation 34,858
290 M&T Bank Corporation 58,429
70 MarketAxess Holdings, Inc. 12,687
912 Marsh & McLennan Companies,
Inc. 169,194
1,582 Mastercard, Inc. 903,132
300 Moody's Corporation 153,255
2,222 Morgan Stanley 394,472
852 Nasdaq, Inc. 82,755
355 Northern Trust Corporation 48,489
654 Old National Bancorp 14,591
1,684 PayPal Holdings, Inc. 98,312
732 PNC Financial Services Group,
Inc. 152,790
413 Principal Financial Group, Inc. 36,431
1,087 Progressive Corporation 247,532
656 Prudential Financial, Inc. 74,049
351 Raymond James Financial, Inc. 56,367
1,667 Regions Financial Corporation 45,176
581 S&P Global, Inc. 303,625
526 State Street Corporation 67,859
690 Synchrony Financial 57,567
409 T. Rowe Price Group, Inc. 41,873
420 Travelers Companies, Inc. 121,825
2,393 Truist Financial Corporation 117,760
3,152 Visa, Inc. 1,105,438
178 Voya Financial, Inc. 13,259
632 Western Union Company 5,884
181 Willis Towers Watson plc 59,477
280 Zions Bancorp NA 16,391
Total 6,994,067
Health Care  7.4%
3,278 AbbVie, Inc. 748,990
526 Agilent Technologies, Inc. 71,573
132 Align Technology, Inc.
a
20,612
999 Amgen, Inc. 326,983
531 Becton, Dickinson and Company 103,051
272 Biogen, Inc.
a
47,869
346 BioMarin Pharmaceutical, Inc.
a
20,563
288 Bio-Techne Corporation 16,937
3,764 Bristol-Myers Squibb Company 203,030
443 Cardinal Health, Inc. 91,037
341 Cencora, Inc. 115,173
918 Centene Corporation
a
37,776
495 Cigna Group 136,239
364 Cooper Companies, Inc.
a
29,833
1,194 Danaher Corporation 273,330
Shares Common Stock  94.5% Value
Health Care  7.4% - continued
77 DaVita, Inc.
a
$ 8,748
392 Dentsply Sirona, Inc. 4,481
723 Dexcom, Inc.
a
47,986
1,091 Edwards Lifesciences Corporation
a
93,008
419 Elevance Health, Inc. 146,880
2,304 Gilead Sciences, Inc. 282,793
304 HCA Healthcare, Inc. 141,925
204 Henry Schein, Inc.
a
15,418
420 Hologic, Inc.
a
31,286
223 Humana, Inc. 57,117
148 IDEXX Laboratories, Inc.
a
100,126
285 Illumina, Inc.
a
37,381
131 Insulet Corporation
a
37,235
315 IQVIA Holding, Inc.
a
71,004
101 Jazz Pharmaceuticals, Inc.
a
17,170
154 Labcorp Holdings, Inc. 38,636
4,635 Merck & Company, Inc. 487,880
38 Mettler-Toledo International, Inc.
a
52,979
143 Pediatrix Medical Group, Inc.
a
3,059
206 Quest Diagnostics, Inc. 35,747
270 ResMed, Inc. 65,035
219 Revvity, Inc. 21,188
199 Select Medical Holdings
Corporation 2,955
183 STERIS plc 46,394
296 Teladoc Health, Inc.
a
2,072
289 Veeva Systems, Inc.
a
64,513
477 Vertex Pharmaceuticals, Inc.
a
216,253
109 Waters Corporation
a
41,401
134 West Pharmaceutical Services,
Inc. 36,869
368 Zimmer Biomet Holdings, Inc. 33,091
825 Zoetis, Inc. 103,802
Total 4,587,428
Industrials  7.7%
988 3M Company 158,179
218 A.O. Smith Corporation 14,580
57 Acuity, Inc. 20,522
117 AGCO Corporation 12,205
198 Air Lease Corporation 12,718
161 Allegion plc 25,634
72 Applied Industrial Technologies,
Inc. 18,487
47 ArcBest Corporation 3,487
753 Automatic Data Processing, Inc. 193,694
33 Avis Budget Group, Inc.
a
4,235
137 Axon Enterprise, Inc.
a
77,806
217 Broadridge Financial Solutions,
Inc. 48,428
205 Builders FirstSource, Inc.
a
21,092
217 C.H. Robinson Worldwide, Inc. 34,885
1,421 Carrier Global Corporation 75,086
869 Caterpillar, Inc. 497,824
1,610 CNH Industrial NV 14,844
1,698 Copart, Inc.
a
66,477
3,459 CSX Corporation 125,389
255 Cummins, Inc. 130,165
477 Deere & Company 222,077
303 Delta Air Lines, Inc. 21,028
76 Deluxe Corporation 1,697
254 Dover Corporation 49,591
722 Eaton Corporation plc 229,964
83 EMCOR Group, Inc. 50,779

ESG Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.5% Value
Industrials  7.7% - continued
255 Expeditors International of
Washington, Inc. $ 37,998
97 Exponent, Inc. 6,738
2,120 Fastenal Company 85,076
364 Ferguson Enterprises, Inc. 81,037
240 Flowserve Corporation 16,651
630 Fortive Corporation 34,782
223 Fortune Brands Innovations, Inc. 11,154
312 Graco, Inc. 25,575
85 Granite Construction, Inc. 9,805
78 HNI Corporation 3,279
99 Hubbell, Inc. 43,967
36 ICF International, Inc. 3,071
140 IDEX Corporation 24,912
516 Illinois Tool Works, Inc. 127,091
738 Ingersoll Rand, Inc. 58,464
107 Interface, Inc. 2,987
222 Jacobs Solutions, Inc. 29,406
144 JB Hunt Transport Services, Inc. 27,985
1,214 Johnson Controls International plc 145,377
297 Knight-Swift Transportation
Holdings, Inc. 15,527
59 Lennox International, Inc. 28,649
102 Lincoln Electric Holdings, Inc. 24,443
95 ManpowerGroup, Inc. 2,824
392 Masco Corporation 24,876
94 Middleby Corporation
a
13,975
418 Norfolk Southern Corporation 120,685
155 Owens Corning, Inc. 17,346
971 PACCAR, Inc. 106,334
235 Parker-Hannifin Corporation 206,556
95 Paycom Software, Inc. 15,139
307 Pentair plc 31,971
276 Quanta Services, Inc. 116,489
192 Robert Half, Inc. 5,215
210 Rockwell Automation, Inc. 81,705
77 Ryder System, Inc. 14,737
271 Sensata Technologies Holding plc 9,022
98 Snap-On, Inc. 33,771
282 Stanley Black & Decker, Inc. 20,947
33 Tennant Company 2,432
471 Tetra Tech, Inc. 15,797
121 Timken Company 10,180
413 Trane Technologies plc 160,740
359 TransUnion 30,784
196 U-Haul Holding Company 9,161
1,101 Union Pacific Corporation 254,683
1,360 United Parcel Service, Inc. 134,898
119 United Rentals, Inc. 96,309
455 Veralto Corporation 45,400
84 W.W. Grainger, Inc. 84,760
318 Wabtec Corporation 67,877
452 Xylem, Inc. 61,553
Total 4,771,013
Information Technology  37.3%
1,151 Accenture plc 308,813
777 Adobe, Inc.
a
271,942
3,011 Advanced Micro Devices, Inc.
a
644,836
270 Akamai Technologies, Inc.
a
23,557
913 Analog Devices, Inc. 247,606
1,478 Applied Materials, Inc. 379,831
89 ASGN, Inc.
a
4,287
309 Atlassian Corporation
a
50,101
397 Autodesk, Inc.
a
117,516
Shares Common Stock  94.5% Value
Information Technology  37.3% - continued
506 Cadence Design Systems, Inc.
a
$ 158,165
7,336 Cisco Systems, Inc. 565,092
323 Cognex Corporation 11,622
906 Cognizant Technology Solutions
Corporation 75,198
1,509 Corning, Inc. 132,128
602 Dell Technologies, Inc. 75,780
373 DocuSign, Inc.
a
25,513
554 Dynatrace Holdings, LLC
a
24,010
107 F5, Inc.
a
27,313
45 Fair Isaac Corporation
a
76,078
187 First Solar, Inc.
a
48,850
691 Flex, Ltd.
a
41,750
1,206 Fortinet, Inc.
a
95,768
142 Gartner, Inc.
a
35,824
969 Gen Digital, Inc. 26,347
157 Guidewire Software, Inc.
a
31,559
2,434 Hewlett Packard Enterprise
Company 58,465
1,735 HP, Inc. 38,656
92 HubSpot, Inc.
a
36,920
8,386 Intel Corporation
a
309,443
1,729 International Business Machines
Corporation 512,147
517 Intuit, Inc. 342,471
82 Itron, Inc.
a
7,615
319 Keysight Technologies, Inc.
a
64,818
2,340 Lam Research Corporation 400,561
998 Microchip Technology, Inc. 63,593
13,103 Microsoft Corporation 6,336,873
309 Motorola Solutions, Inc. 118,446
372 NetApp, Inc. 39,837
474 Nutanix, Inc.
a
24,501
45,092 NVIDIA Corporation 8,409,658
470 NXP Semiconductors NV 102,018
310 Okta, Inc.
a
26,806
759 ON Semiconductor Corporation
a
41,100
3,174 Oracle Corporation 618,644
1,256 Palo Alto Networks, Inc.
a
231,355
222 PTC, Inc.
a
38,675
143 RingCentral, Inc.
a
4,130
199 Roper Industries, Inc. 88,581
1,767 Salesforce, Inc. 468,096
393 Seagate Technology Holdings plc 108,228
1,930 ServiceNow, Inc.
a
295,657
284 Skyworks Solutions, Inc. 18,008
344 Synopsys, Inc.
a
161,584
550 TE Connectivity plc 125,130
160 Teradata Corporation
a
4,870
1,686 Texas Instruments, Inc. 292,504
442 Trimble, Inc.
a
34,631
283 Twilio, Inc.
a
40,254
647 Western Digital Corporation 111,459
401 Workday, Inc.
a
86,127
95 Zebra Technologies Corporation
a
23,068
191 Zscaler, Inc.
a
42,960
Total 23,227,375
Materials  2.3%
413 Air Products and Chemicals, Inc. 102,019
216 Albemarle Corporation 30,551
145 Avery Dennison Corporation 26,373
415 Axalta Coating Systems, Ltd.
a
13,409
480 Ball Corporation 25,426

ESG Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.5% Value
Materials  2.3% - continued
63 Compass Minerals International,
Inc.
a
$ 1,237
1,248 CRH plc 155,750
474 Ecolab, Inc. 124,435
98 H.B. Fuller Company 5,827
470 International Flavors & Fragrances,
Inc. 31,673
921 International Paper Company 36,278
870 Linde plc 370,959
480 LyondellBasell Industries NV 20,784
112 Martin Marietta Materials, Inc. 69,738
63 Minerals Technologies, Inc. 3,840
594 Mosaic Company 14,309
2,041 Newmont Corporation 203,794
420 PPG Industries, Inc. 43,033
267 Sealed Air Corporation 11,062
441 Sherwin-Williams Company 142,897
184 Sonoco Products Company 8,030
Total 1,441,424
Real Estate  2.4%
866 American Tower Corporation 152,044
262 AvalonBay Communities, Inc. 47,503
273 BXP, Inc. 18,422
555 CBRE Group, Inc.
a
89,238
206 COPT Defense Properties 5,727
806 Crown Castle, Inc. 71,629
633 Digital Realty Trust, Inc. 97,931
182 Equinix, Inc. 139,441
669 Equity Residential 42,174
151 Federal Realty Investment Trust 15,221
1,308 Healthpeak Properties, Inc. 21,033
1,306 Host Hotels & Resorts, Inc. 23,155
541 Iron Mountain, Inc. 44,876
88 Jones Lang LaSalle, Inc.
a
29,609
460 Macerich Company 8,492
1,721 Prologis, Inc. 219,703
199 SBA Communications Corporation 38,493
604 Simon Property Group, Inc. 111,806
837 Ventas, Inc. 64,767
1,241 Welltower, Inc. 230,342
Total 1,471,606
Utilities  0.9%
359 American Water Works Company,
Inc. 46,850
298 Atmos Energy Corporation 49,954
149 Avista Corporation 5,743
552 CMS Energy Corporation 38,601
666 Consolidated Edison, Inc. 66,147
520 Essential Utilities, Inc. 19,947
689 Eversource Energy 46,390
1,868 Exelon Corporation 81,426
176 New Jersey Resources
Corporation 8,117
864 NiSource, Inc. 36,081
107 Ormat Technologies, Inc. 11,820
1,206 Sempra 106,478
388 UGI Corporation 14,523
Total 532,077
Total Common Stock
(cost $35,157,200) 58,824,833
Shares
Registered Investment
Companies   4.6% Value
U.S. Unaffiliated   4.6%
22,186 iShares ESG MSCI KLD 400 ETF $ 2,858,222
Total 2,858,222
Total Registered Investment
Companies (cost $1,753,119) 2,858,222
Shares
Collateral Held for Securities
Loaned < .01% Value
4,050 Thrivent Cash Management Trust 4,050
Total Collateral Held for
Securities Loaned
(cost $4,050) 4,050
Shares or
Principal
Amount Short-Term Investments 0.9% Value
Federal National Mortgage
Association Discount Notes
200,000 3.538%, 3/18/2026
c,d
198,494
State Street Institutional U.S.
Government Money Market
Fund
394,801 3.740%
c
394,801
Total Short-Term Investments
(cost $593,307) 593,295
Total Investments (cost
$37,507,676) 100.0% $62,280,400
Other Assets and Liabilities, Net
(<0.1%) (6,690)
Total Net Assets 100.0% $62,273,710
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
December 31, 2025:
Securities Lending Transactions
Common Stock $ 3,816
Total lending $3,816
Gross amount payable upon return of
collateral for securities loaned $4,050
Net amounts due to counterparty $234
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's

ESG Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 27,228,992
Gross unrealized depreciation (2,698,963)
Net unrealized appreciation (depreciation) $ 24,530,029
Cost for federal income tax purposes $ 37,743,662
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,230,148 7,230,148 – –
Consumer Discretionary 5,356,370 5,356,370 – –
Consumer Staples 2,502,887 2,502,887 – –
Energy 710,438 710,438 – –
Financials 6,994,067 6,994,067 – –
Health Care 4,587,428 4,587,428 – –
Industrials 4,771,013 4,771,013 – –
Information Technology 23,227,375 23,227,375 – –
Materials 1,441,424 1,441,424 – –
Real Estate 1,471,606 1,471,606 – –
Utilities 532,077 532,077 – –
Registered Investment Companies
U.S. Unaffiliated 2,858,222 2,858,222 – –
Short-Term Investments 593,295 394,801 198,494 –
Subtotal Investments in Securities $62,276,350 $62,077,856 $198,494 $–
Other Investments  * Total
Collateral Held for Securities Loaned 4,050
Subtotal Other Investments $4,050
Total Investments at Value $62,280,400
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 6,709 6,709 – –
Total Liability Derivatives $6,709 $6,709 $– $–

ESG Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling $198,494 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 March 2026 $ 627,034 ( $ 6,709)
Total Futures Long Contracts $ 627,034 ( $ 6,709)
Total Futures Contracts $ 627,034 ($6,709)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 6,709
Total Equity Contracts 6,709
Total Liability Derivatives $6,709
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 55,310
Total Equity Contracts
55,310
Total $55,310
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 10,722
Total Equity Contracts 10,722
Total $10,722
The following table presents ESG Index Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $561,755

ESG Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $401 $1,196 $1,597 $– – –
Total Affiliated Short-Term Investments 401 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 29 450 475 4 4 <0.1
Total Collateral Held for Securities Loaned 29 4 <0.1
Total Value $430 $4
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $2
Total Income/Non Cash Income from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 78.5% Value
Communications Services  6.8%
62,328 Alphabet, Inc., Class A $ 19,508,664
93,988 Alphabet, Inc., Class C 29,493,434
199,443 Auto Trader Group plc
a
1,573,472
165,625 Bezeq Israel Telecommunication
Corporation, Ltd. 369,726
556 CarGurus, Inc.
b
21,323
115,913 Comcast Corporation 3,464,640
193,992 Deutsche Telekom AG 6,314,637
198 Fox Corporation, Class A 14,468
951 Fox Corporation, Class B 61,748
257 Globalstar, Inc.
b
15,687
5,591 Imax Corporation
b
206,643
7,698 Ipsos SA 308,912
1,013 Iridium Communications, Inc. 17,606
223,100 KDDI Corporation 3,861,349
1,706 Liberty Global, Ltd., Class A
b
19,005
625 Liberty Media Corporation-Liberty
Formula One
b
61,569
4,495 Lumen Technologies, Inc.
b
34,926
188,700 LY Corporation 502,121
66 Madison Square Garden Sports
Corporation
b
17,071
1,669 Magnite, Inc.
b
27,088
4,814 Match Group, Inc. 155,444
40,294 Meta Platforms, Inc. 26,597,667
171,829 MFE-MediaForEurope NV 620,444
44,820 MONY Group plc 110,726
92,970 Netflix, Inc.
b
8,716,867
3,946 New York Times Company 273,931
7,769 News Corporation, Class A 202,926
15,800 Nintendo Company, Ltd. 1,066,730
2,806,300 NTT, Inc. 2,832,934
446 Omnicom Group, Inc. 36,015
8,414 Pinterest, Inc.
b
217,838
1,374 Reddit, Inc.
b
315,841
3,644 ROBLOX Corporation
b
295,273
361 Roku, Inc.
b
39,165
1,639 Scout24 SE
a
164,621
832,600 SoftBank Corporation 1,143,125
74,400 SoftBank Group Corporation 2,087,168
8,391 Spotify Technology SA
b
4,872,738
278 Take-Two Interactive Software,
Inc.
b
71,176
200 TBS Holdings, Inc. 7,381
438,525 Telstra Corporation, Ltd. 1,422,826
925 Trade Desk, Inc.
b
35,113
43,700 TV Asahi Holdings Corporation 929,939
7,368 Uniti Group, Inc.
b
51,650
81,218 Universal Music Group NV 2,117,338
1,173,944 Vodafone Group plc 1,564,873
153,991 Warner Brothers Discovery, Inc.
b
4,438,021
129,689 Warner Music Group Corporation 3,977,562
Total 130,259,421
Consumer Discretionary  7.0%
19,859 ADT, Inc. 160,262
6,300 Aisin Corporation 118,038
155,748 Amazon.com, Inc.
b
35,949,753
2,210 American Eagle Outfitters, Inc. 58,278
37,793 Aptiv plc
b
2,875,669
1,305 Aramark 48,102
5,000 Asics Corporation 120,032
199 Autoliv, Inc. 23,621
1,473 Avolta AG 86,877
12,200 Bandai Namco Holdings, Inc. 324,716
Shares Common Stock  78.5% Value
Consumer Discretionary  7.0% - continued
3,993 Bath & Body Works, Inc. $ 80,179
1,053 Best Buy Company, Inc. 70,477
602 Booking Holdings, Inc. 3,223,909
687 Boot Barn Holdings, Inc.
b
121,235
6,549 BorgWarner, Inc. 295,098
17,800 Bridgestone Corporation 400,487
148 Brinker International, Inc.
b
21,241
831 Buckle, Inc. 44,392
1,794 Build-A-Bear Workshop, Inc. 109,918
1,191 CarMax, Inc.
b
46,020
3,446 Carnival Corporation
b
105,241
23 Cavco Industries, Inc.
b
13,587
1,360 Champion Homes, Inc.
b
114,920
2,137 Chewy, Inc.
b
70,628
1,338 Chipotle Mexican Grill, Inc.
b
49,506
918 Churchill Downs, Inc. 104,450
17,901 Columbia Sportswear Company 986,166
60,042 Compass Group plc 1,902,427
1,106 Coursera, Inc.
b
8,140
24,210 D.R. Horton, Inc. 3,486,966
1,343 Dana, Inc. 31,910
143 Darden Restaurants, Inc. 26,315
17,100 Denso Corporation 236,187
173 Domino's Pizza, Inc. 72,110
21,841 DoorDash, Inc.
b
4,946,550
106 Dorman Products, Inc.
b
13,058
190 Duolingo, Inc.
b
33,345
1,136 eBay, Inc. 98,946
699 Etsy, Inc.
b
38,753
3,700 Fast Retailing Company, Ltd. 1,341,577
5,479 Ferrari NV 2,036,072
163 Five Below, Inc.
b
30,703
16,439 Ford Motor Company 215,680
1,219 Fox Factory Holding Corporation
b
20,857
516 Frontdoor, Inc.
b
29,768
2,217 Gap, Inc. 56,755
1,290 Garmin, Ltd. 261,676
1,450 Garrett Motion, Inc. 25,273
876 General Motors Company 71,236
2,713 Gentex Corporation 63,131
124 GigaCloud Technology, Inc.
b
4,871
5,336 Gildan Activewear, Inc. 333,287
3,728 Goodyear Tire & Rubber
Company
b
32,657
618 Grand Canyon Education, Inc.
b
102,780
16,000 Heiwa Corporation 207,563
2,776 Hilton Worldwide Holdings, Inc. 797,406
15,908 Home Depot, Inc. 5,473,943
316,700 Honda Motor Company, Ltd. 3,108,307
915 Installed Building Products, Inc. 237,342
15,000 Isuzu Motors, Ltd. 234,107
14,092 JB Hi-Fi, Ltd. 902,062
92,215 Kingfisher plc 388,182
3,343 Laureate Education, Inc.
b
112,559
270 Lear Corporation 30,942
14,010 Levi Strauss & Company 290,567
127 Lithia Motors, Inc. 42,206
8,361 Lottomatica Group SPA 219,118
23,801 Lowe's Companies, Inc. 5,739,849
333 Lululemon Athletica, Inc.
b
69,201
4,282 LVMH Moet Hennessy Louis
Vuitton SE 3,227,493
98 M/I Homes, Inc.
b
12,539
1,677 Macy's, Inc. 36,978
6,409 Mattel, Inc.
b
127,155

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Consumer Discretionary  7.0% - continued
28,761 Mercedes-Benz Group AG $ 1,993,770
297 MGM Resorts International
b
10,838
1,533 Mohawk Industries, Inc.
b
167,557
18,135 Next plc 3,338,644
41 NVR, Inc.
b
299,004
3,127 O'Reilly Automotive, Inc.
b
285,214
34,564 Pirelli & C. SPA
a
236,027
185 Planet Fitness, Inc.
b
20,067
78,129 Prosus NV 4,837,662
322 PulteGroup, Inc. 37,758
79,300 Rakuten Group, Inc.
b
508,152
678 Ralph Lauren Corporation 239,748
201 Red Rock Resorts, Inc. 12,452
4,218 Ross Stores, Inc. 759,831
5,400 Sanrio Company, Ltd. 168,967
93,800 Sekisui House, Ltd. 2,092,983
584 Service Corporation International/
US 45,534
4,408 SharkNinja, Inc.
b
493,255
8,896 Six Flags Entertainment
Corporation
b
136,465
1,672 Sonos, Inc.
b
29,360
210,100 Sony Group Corporation 5,389,273
148,146 Sony Group Corporation ADR 3,792,538
321 Strategic Education, Inc. 25,744
25,400 Subaru Corporation 546,893
1,976 Tapestry, Inc. 252,474
167 Taylor Morrison Home Corporation
b
9,831
35,326 Tesla, Inc.
b
15,886,809
3,495 Texas Roadhouse, Inc. 580,170
623 Toll Brothers, Inc. 84,242
1,025 TopBuild Corporation
b
427,620
176,000 Toyota Motor Corporation 3,779,969
192 Travel + Leisure Company 13,542
255 Ulta Beauty, Inc.
b
154,278
4,760 Universal Technical Institute, Inc.
b
124,379
135 Urban Outfitters, Inc.
b
10,160
1,447 VF Corporation 26,162
5,807 Viking Holdings, Ltd.
b
414,678
222 Visteon Corporation 21,112
277 Wayfair, Inc.
b
27,814
3,753 Wendy's Company 31,262
2,337 Wingstop, Inc. 557,351
141 Winmark Corporation 57,097
41,935 Wyndham Hotels & Resorts, Inc. 3,168,609
2,822 Wynn Resorts, Ltd. 339,571
6,690 Yum China Holding, Inc. 319,381
932 Yum! Brands, Inc. 140,993
Total 134,296,591
Consumer Staples  3.1%
3,100 Ain Holdings, Inc. 132,103
2,806 Albertsons Companies, Inc. 48,179
53,451 Anheuser-Busch InBev NV 3,430,537
547 Archer-Daniels-Midland Company 31,447
10,300 Arcs Company, Ltd. 222,584
883 BellRing Brands, Inc.
b
23,603
414 BJ's Wholesale Club Holdings,
Inc.
b
37,272
6,600 British American Tobacco plc 374,157
325 Campbell's Company 9,058
973 Casey's General Stores, Inc. 537,787
856 Central Garden & Pet Company,
Class A
b
24,987
1,185 Chefs' Warehouse, Inc.
b
73,861
Shares Common Stock  78.5% Value
Consumer Staples  3.1% - continued
2 Chocoladefabriken Lindt and
Spruengli AG $ 293,312
1,139 Church & Dwight Company, Inc. 95,505
4,282 Conagra Brands, Inc. 74,121
105,719 Coty, Inc.
b
325,614
11,034 Danone SA 995,256
936 Darling Ingredients, Inc.
b
33,696
1,117 Estee Lauder Companies, Inc. 116,972
146,960 Imperial Brands plc 6,170,854
381 Ingredion, Inc. 42,009
3,452 J & J Snack Foods Corporation 311,957
180,489 Keurig Dr Pepper, Inc. 5,055,497
341 Kimberly-Clark Corporation 34,403
163,596 Koninklijke Ahold Delhaize NV 6,708,556
1,548 Kroger Company 96,719
810 Lamb Weston Holdings, Inc. 33,931
162 Magnum Ice Cream Company NV
b
2,571
1,401 Maplebear, Inc.
b
63,017
100 Marzetti Company 16,442
1,532 McCormick & Company, Inc. 104,344
528 Molson Coors Beverage Company 24,647
30,836 Nestle SA 3,060,754
14,548 PepsiCo, Inc. 2,087,929
347 Primo Brands Corporation 5,673
6,352 Reckitt Benckiser Group plc 513,998
1,047 Simply Good Foods Company
b
21,024
696 Smithfield Foods, Inc. 15,542
356 Sprouts Farmers Markets, Inc.
b
28,363
79,595 Sysco Corporation 5,865,356
594,488 Tesco plc 3,535,306
1,591 Tyson Foods, Inc. 93,264
722 Unilever plc 47,173
115,401 Unilever plc ADR
c
7,547,225
233 Universal Corporation 12,291
345 US Foods Holding Corporation
b
25,985
3,889 Vita Coco Company, Inc.
b
206,156
76,682 Walmart, Inc. 8,543,142
2,327,500 WH Group, Ltd.
a
2,592,868
Total 59,747,047
Energy  3.0%
12,419 Antero Midstream Corporation 220,934
3,459 Antero Resources Corporation
b
119,197
3,437 APA Corporation 84,069
1,181 Archrock, Inc. 30,730
5,123 Baker Hughes Company 233,301
423,761 BP plc 2,471,350
343 Cactus, Inc. 15,668
98 California Resources Corporation 4,382
1,912 Cheniere Energy, Inc. 371,674
366 Chord Energy Corporation 33,928
75,563 ConocoPhillips 7,073,452
8,800 Cosmo Energy Holdings
Company, Ltd. 234,719
16,316 Coterra Energy, Inc. 429,437
94,055 Devon Energy Corporation 3,445,235
1,158 DHT Holdings, Inc. 14,139
2,259 Diamondback Energy, Inc. 339,595
1,004 DT Midstream, Inc. 120,159
68,796 Eni SPA 1,304,104
198,791 Enterprise Products Partners, LP 6,373,239
1,392 EQT Corporation 74,611
1,346 Expand Energy Corporation 148,545
90,371 Exxon Mobil Corporation 10,875,246
25,131 Galp Energia SGPS SA 432,764

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Energy  3.0% - continued
562 Gulfport Energy Corporation
b
$ 116,890
128,631 Halliburton Company 3,635,112
2,457 Hess Midstream, LP 84,766
877 HF Sinclair Corporation 40,412
8,500 Inpex Corporation 170,005
11,447 Kinder Morgan, Inc. 314,678
816 Kodiak Gas Services, Inc. 30,518
12,733 Koninklijke Vopak NV 567,376
18,459 Marathon Petroleum Corporation 3,001,987
5,432 Noble Corporation plc 153,400
732 NOV, Inc. 11,441
727 Occidental Petroleum Corporation 29,894
174 Oceaneering International, Inc.
b
4,181
1,984 ONEOK, Inc. 145,824
2,352 Ovintiv, Inc. 92,175
3,549 Permian Resources Corporation 49,792
1,529 Phillips 66 197,302
1,777 Range Resources Corporation 62,657
191 Ranger Energy Services, Inc. 2,670
34,733 SBM Offshore NV 999,340
401 Scorpio Tankers, Inc. 20,383
306,120 Shell plc 11,281,170
1,080 SLB, Ltd. 41,450
2,061 SM Energy Company 38,541
1,134 Talos Energy, Inc.
b
12,497
129 Targa Resources Corporation 23,801
11,721 TechnipFMC plc 522,288
442 Valero Energy Corporation 71,953
141 Viper Energy, Inc. 5,447
923 Williams Companies, Inc. 55,482
Total 56,233,910
Financials  16.1%
147 1st Source Corporation 9,186
30,609 AB Industrivarden, Class A 1,371,233
745 Affiliated Managers Group, Inc. 214,769
829 Affirm Holdings, Inc.
b
61,702
24,602 AGNC Investment Corporation 263,733
23,964 Allianz SE 11,080,396
17,650 Allstate Corporation 3,673,848
3,538 Ally Financial, Inc. 160,236
538 Amalgamated Financial
Corporation 17,232
1,362 Amerant Bancorp, Inc. 26,573
14,535 American Express Company 5,377,223
321 American Financial Group, Inc. 43,874
45,257 American International Group, Inc. 3,871,736
6,838 Ameriprise Financial, Inc. 3,352,945
208 Ameris Bancorp 15,448
2,661 Annaly Capital Management, Inc. 59,500
4,415 Arch Capital Group, Ltd.
b
423,487
3,162 Ares Management Corporation 511,074
500 Arrow Financial Corporation 15,700
1,301 Artisan Partners Asset
Management, Inc. 53,003
3,391 Associated Banc-Corp 87,352
447 Assurant, Inc. 107,660
396 Assured Guaranty, Ltd. 35,589
401 Atlantic Union Bankshares
Corporation 14,155
59,340 Australia and New Zealand
Banking Group, Ltd. 1,434,703
158,813 AXA SA 7,620,005
701 Axis Capital Holdings, Ltd. 75,070
Shares Common Stock  78.5% Value
Financials  16.1% - continued
218,519 Banco Bilbao Vizcaya Argentaria
SA $ 5,125,842
1,045,877 Banco Comercial Portugues SA 1,100,950
488,066 Banco de Sabadell SA 1,923,393
598,641 Banco Santander SA 7,046,290
52,777 Bank Hapoalim BM 1,193,661
58,253 Bank Leumi Le-Israel BM 1,283,762
218,439 Bank of America Corporation 12,014,145
27,459 Bank of Ireland Group plc 525,161
165 Bank of N.T. Butterfield & Son, Ltd. 8,220
49,319 Bank of New York Mellon
Corporation 5,725,443
430 Bank OZK 19,789
567 BankFinancial Corporation 6,804
46 BankUnited, Inc. 2,050
411 Bankwell Financial Group, Inc. 18,832
419 Banner Corporation 26,255
656 Bar Harbor Bankshares 20,369
992,647 Barclays plc 6,354,038
351 BCB Bancorp, Inc. 2,833
1,179 Beacon Financial Corporation 31,090
4,074 Blue Owl Capital, Inc. 60,866
79,584 BNP Paribas SA 7,529,198
169 Bread Financial Holdings, Inc. 12,511
360 Brown & Brown, Inc. 28,692
210 Burke & Herbert Financial Services
Corporation 13,085
1,000 Business First Bancshares, Inc. 26,140
2,069 Byline Bancorp, Inc. 60,311
170 C&F Financial Corporation 12,340
818 Cadence Bank 35,043
85 Camden National Corporation 3,687
498 Capital City Bank Group, Inc. 21,200
44,133 Capital One Financial Corporation 10,696,074
4,311 Capitol Federal Financial, Inc. 29,358
5,358 Carlyle Group, Inc. 316,711
67 Cathay General Bancorp 3,242
1,856 Central Pacific Financial
Corporation 57,833
92,590 Charles Schwab Corporation 9,250,667
734 ChoiceOne Financial Services, Inc. 21,668
17,292 Chubb, Ltd. 5,397,179
755 Cincinnati Financial Corporation 123,307
778 Citizens Financial Group, Inc. 45,443
1,034 Civista Bancshares, Inc. 22,975
332 CNB Financial Corporation 8,688
2,026 CNO Financial Group, Inc. 86,044
399 Coinbase Global, Inc.
b
90,230
351 Colony Bankcorp, Inc. 6,255
1,440 Columbia Banking System, Inc. 40,248
693 Commerce Bancshares, Inc. 36,272
38,575 Commonwealth Bank of Australia 4,117,470
58 Community Financial System, Inc. 3,332
366 Community Trust Bancorp, Inc. 20,679
299 Community West Bancshares 6,728
1,811 ConnectOne Bancorp, Inc. 47,484
184,588 Credit Agricole SA 3,800,271
297 Cullen/Frost Bankers, Inc. 37,609
281 Customers Bancorp, Inc.
b
20,547
338,000 Dai-ichi Mutual Life Insurance
Company, Ltd. 2,808,972
216,200 Daiwa Securities Group, Inc. 1,894,733
8,670 Deutsche Bank AG 334,134
9,328 Deutsche Boerse AG 2,451,595
59,006 DNB Bank ASA 1,643,953

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Financials  16.1% - continued
1,403 Dynex Capital, Inc. $ 19,656
978 East West Bancorp, Inc. 109,917
500 Eastern Bankshares, Inc. 9,215
760 Enact Holdings, Inc. 30,126
1,103 Enova International, Inc.
b
173,392
3,522 Equitable Holdings, Inc. 167,823
1,782 Essent Group, Ltd. 115,848
273 Euronet Worldwide, Inc.
b
20,778
445 Evercore, Inc. 151,411
1,537 F.N.B. Corporation 26,283
75 FactSet Research Systems, Inc. 21,764
1,509 Farmers National Banc
Corporation 20,100
1,768 Federated Hermes, Inc. 92,060
1,917 Fidelity National Information
Services, Inc. 127,404
1,482 Fifth Third Bancorp 69,372
1,775 Financial Institutions, Inc. 55,327
1,156 First American Financial
Corporation 71,025
3,755 First Bancorp/Puerto Rico 77,841
408 First Bank/Hamilton, NJ 6,716
1,940 First Citizens BancShares, Inc./NC 4,163,589
2,649 First Financial Bancorp 66,278
248 First Financial Bankshares, Inc. 7,408
1,036 First Financial Corporation 62,595
100 First Hawaiian, Inc. 2,530
2,936 First Horizon Corporation 70,170
295 First Internet Bancorp 6,157
961 First Merchants Corporation 36,018
742 First Mid-Illinois Bancshares, Inc. 28,938
316 FirstCash Holdings, Inc. 50,364
681 Flagstar Bank NA 8,574
1,023 Flushing Financial Corporation 15,519
416 Flywire Corporation
b
5,891
1,876 Franklin Resources, Inc. 44,818
2,431 Fulton Financial Corporation 46,991
123,056 Generali 5,142,310
1,927 Genworth Financial, Inc.
b
17,401
376 Glacier Bancorp, Inc. 16,563
264 Global Life, Inc. 36,923
442 Global Payments, Inc. 34,211
389 Great Southern Bancorp, Inc. 23,947
967 Hamilton Lane, Inc. 129,878
303 Hancock Whitney Corporation 19,295
2,197 Hanmi Financial Corporation 59,385
144 Hanover Insurance Group, Inc. 26,319
1,431 Hartford Insurance Group, Inc. 197,192
426 HBT Financial, Inc. 11,012
1,205 Heritage Financial Corporation 28,498
1,000 Hilltop Holdings, Inc. 33,940
183 Home Bancorp, Inc. 10,577
653 Home BancShares, Inc. 18,140
134 Hometrust Bancshares, Inc. 5,754
1,307 Horizon Bancorp, Inc. 22,167
3,422 Houlihan Lokey, Inc. 596,078
153,847 HSBC Holdings plc 2,420,919
3,102 Huntington Bancshares, Inc./OH 53,820
24,964 IG Group Holdings plc 441,951
27 Independent Bank Corporation/MA 1,973
898 Independent Bank Corporation/MI 29,212
227,052 Insurance Australia Group, Ltd. 1,205,017
22,117 Intercontinental Exchange, Inc. 3,582,069
11,740 Invesco, Ltd. 308,410
105,251 Investor AB, Class B 3,750,682
Shares Common Stock  78.5% Value
Financials  16.1% - continued
76 Jack Henry & Associates, Inc. $ 13,868
730 Jackson Financial, Inc. 77,855
42,200 Japan Exchange Group, Inc. 450,424
5,000 Japan Post Bank Company, Ltd. 70,385
191,300 Japan Post Holdings Company,
Ltd. 2,018,485
349 Jefferies Financial Group, Inc. 21,628
54,099 JPMorgan Chase & Company 17,431,780
3,577 Kearny Financial Corporation/MD 26,506
1,204 KeyCorp 24,851
965 Ladder Capital Corporation 10,605
1,722 Lazard, Inc. 83,620
1,060 LendingClub Corporation
b
20,076
1,119 Lincoln National Corporation 49,829
342,357 Lloyds TSB Group plc 452,839
203 Loews Corporation 21,378
3,096 M&T Bank Corporation 623,782
91,759 Mapfre SA 460,464
359 MarketAxess Holdings, Inc. 65,069
7,903 Marsh & McLennan Companies,
Inc. 1,466,165
39,430 Medibank, Private Ltd. 125,836
1,304 Mercantile Bank Corporation 62,722
51,742 MetLife, Inc. 4,084,513
11,169 MGIC Investment Corporation 326,358
27,800 Mitsubishi HC Capital, Inc. 232,554
344,900 Mitsubishi UFJ Financial Group,
Inc. 5,473,933
42,500 Mizuho Financial Group, Inc. 1,551,019
51,369 Morgan Stanley 9,119,539
1,454 Morningstar, Inc. 315,969
40,200 MS and AD Insurance Group
Holdings, Inc. 943,776
291 MSCI, Inc. 166,955
8,184 Muenchener Rueckversicherungs-
Gesellschaft AG 5,385,773
3,761 Nasdaq, Inc. 365,306
60,035 National Australia Bank, Ltd. 1,687,994
845 National Bank Holdings
Corporation 32,118
350,062 NatWest Group plc 3,070,831
675 NBT Bancorp, Inc. 28,026
3,318 NMI Holdings, Inc.
b
135,341
27,079 NN Group NV 2,088,997
108,100 Nomura Holdings, Inc. 900,524
981 Northeast Community Bancorp,
Inc. 22,180
859 Northern Trust Corporation 117,331
1,974 Northfield Bancorp, Inc. 22,563
2,806 Northwest Bancshares, Inc. 33,672
796 OFG Bancorp 32,620
9,555 Old National Bancorp 213,172
4,762 Old Republic International
Corporation 217,338
976 Old Second Bancorp, Inc. 19,032
2,176 OneMain Holdings, Inc. 146,989
814 Orange County Bancorp, Inc. 23,240
634 Origin Bancorp, Inc. 23,845
38,300 ORIX Corporation 1,120,171
1,689 Orrstown Financial Services, Inc. 59,824
233 Palomar Holdings, Inc.
b
31,399
15,256 Paragon Banking Group plc 175,722
13 Park National Corporation 1,978
245 Parke Bancorp, Inc. 6,135
380 Paymentus Holdings, Inc.
b
12,004

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Financials  16.1% - continued
919 PCB Bancorp $ 19,896
853 Peoples Bancorp, Inc./OH 25,616
453 Peoples Financial Services
Corporation 22,066
727 Pinnacle Financial Partners, Inc. 69,363
113 Piper Sandler Companies 38,387
9,875 Plus500, Ltd. 482,328
1,170 Popular, Inc. 145,688
909 Principal Financial Group, Inc. 80,183
408 Prosperity Bancshares, Inc. 28,197
798 Provident Financial Services, Inc. 15,761
1,439 Prudential Financial, Inc. 162,434
272,686 QBE Insurance Group, Ltd. 3,610,221
2,638 Radian Group, Inc. 94,942
632 Raymond James Financial, Inc. 101,493
1,789 Regions Financial Corporation 48,482
457 Reinsurance Group of America,
Inc. 92,981
508 RenaissanceRe Holdings, Ltd. 142,829
148 Renasant Corporation 5,213
4,736 Rithm Capital Corporation 51,622
583 RLI Corporation 37,300
43,253 Robinhood Markets, Inc.
b
4,891,914
32,199 Sampo Oyj 389,569
3,318 SEI Investments Company 272,142
3,138 Selective Insurance Group, Inc. 262,556
99 ServisFirst Bancshares, Inc. 7,107
1,809 Shore Bancshares, Inc. 31,983
257 Sierra Bancorp 8,399
16,905 Simmons First National
Corporation 318,659
198,000 Singapore Exchange, Ltd. 2,606,459
91,700 Sompo Holdings, Inc. 3,112,501
503,100 Sony Financial Group, Inc.
b
533,163
1,455 South Plains Financial, Inc. 56,454
991 Southern Missouri Bancorp, Inc. 58,588
1,718 SouthState Bank Corporation 161,681
178,174 Standard Chartered plc 4,347,508
526 Starwood Property Trust, Inc. 9,473
404 State Street Corporation 52,120
2,768 Steadfast Group, Ltd. 9,723
774 StepStone Group, Inc. 49,668
1,604 Stifel Financial Corporation 200,853
2,158 Stock Yards Bancorp, Inc. 140,162
80 StoneX Group, Inc.
b
7,610
26,092 Storebrand ASA 445,932
55,700 Sumitomo Mitsui Financial Group,
Inc. 1,791,391
4,586 Svolder AB 29,373
336 Synchrony Financial 28,032
1,497 Synovus Financial Corporation 74,925
825 Talanx AG 109,592
1,989 Texas Capital Bancshares, Inc.
b
180,084
1,044 Third Coast Bancshares, Inc.
b
39,682
7,192 Toast, Inc.
b
255,388
72,000 Tokio Marine Holdings, Inc. 2,661,560
635 Tompkins Financial Corporation 46,050
1,161 Towne Bank/Portsmouth, VA 38,743
51,791 TP ICAP Group plc 180,850
3,009 TPG RE Finance Trust, Inc. 25,908
303 TPG, Inc. 19,344
3,616 Tradeweb Markets, Inc. 388,865
4,226 Triumph Financial, Inc.
b
264,674
9,905 U.S. Bancorp 528,531
132,960 UBS Group AG 6,139,375
Shares Common Stock  78.5% Value
Financials  16.1% - continued
390 UMB Financial Corporation $ 44,866
113,513 UniCredit SPA 9,401,896
82,201 Unipol Assicurazioni SPA 1,972,135
578 United Bankshares, Inc. 22,195
1,524 United Community Banks, Inc. 47,579
427 Unity Bancorp, Inc. 22,084
925 Univest Financial Corporation 30,285
2,008 Unum Group 155,620
1,840 Valley National Bancorp 21,491
842 Virtu Financial, Inc. 28,055
50,503 Visa, Inc. 17,711,907
4,828 Voya Financial, Inc. 359,638
893 Washington Trust Bancorp, Inc. 26,388
926 Webster Financial Corporation 58,282
166,032 Wells Fargo & Company 15,474,182
953 Wendel SA 91,782
2,426 WesBanco, Inc. 80,640
525 Western Alliance Bancorp 44,137
6,404 Western Union Company 59,621
67,614 Westpac Banking Corporation 1,735,083
146 Willis Towers Watson plc 47,976
2,689 Wintrust Financial Corporation 375,976
2,226 WisdomTree, Inc. 27,135
90 WSFS Financial Corporation 4,972
2,251 Zions Bancorp NA 131,774
3,511 Zurich Insurance Group AG 2,656,783
Total 306,285,657
Health Care  8.0%
1,476 4D Molecular Therapeutics, Inc.
b
11,070
1,411 Adaptive Biotechnologies
Corporation
b
22,915
6,169 ADMA Biologics, Inc.
b
112,523
2,607 Agilent Technologies, Inc. 354,734
353 Agios Pharmaceuticals, Inc.
b
9,609
555 Align Technology, Inc.
b
86,663
260 Alkermes plc
b
7,275
899 Alnylam Pharmaceuticals, Inc.
b
357,487
15,113 Amgen, Inc. 4,946,636
2,785 Amneal Pharmaceuticals, Inc.
b
35,091
348 ANI Pharmaceuticals, Inc.
b
27,471
480 Anika Therapeutics, Inc.
b
4,613
1,108 Arcus Biosciences, Inc.
b
26,404
359 Argenx SE ADR
b
301,901
228 Artivion, Inc.
b
10,399
12,800 Astellas Pharma, Inc. 170,362
36,320 AstraZeneca plc 6,721,331
799 Aurinia Pharmaceuticals, Inc.
b
12,744
6,261 Avantor, Inc.
b
71,751
615 Azenta, Inc.
b
20,455
752 Biogen, Inc.
b
132,344
31,298 BioMarin Pharmaceutical, Inc.
b
1,860,040
2,201 Bio-Techne Corporation 129,441
1,121 BridgeBio Pharma, Inc.
b
85,745
2,248 Bruker Corporation 105,903
468 Cardinal Health, Inc. 96,174
1,034 CareDx, Inc.
b
19,481
9,267 Cencora, Inc. 3,129,929
967 Charles River Laboratories
International, Inc.
b
192,897
33,900 Chugai Pharmaceutical Company,
Ltd. 1,778,447
18,921 Cigna Group 5,207,627
1,312 Concentra Group Holdings Parent,
Inc. 25,820

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Health Care  8.0% - continued
3,061 Cooper Companies, Inc.
b
$ 250,880
24,390 Danaher Corporation 5,583,359
28 DaVita, Inc.
b
3,181
1,661 Denali Therapeutics, Inc.
b
27,423
2,572 Dentsply Sirona, Inc. 29,398
1,422 Dexcom, Inc.
b
94,378
768 Doximity, Inc.
b
34,007
1,193 Dyne Therapeutics, Inc.
b
23,335
1,464 Edwards Lifesciences
Corporation
b
124,806
5,236 Elanco Animal Health, Inc.
b
118,491
10,245 Eli Lilly & Company 11,010,097
1,428 Enanta Pharmaceuticals, Inc.
b
22,520
4,972 Encompass Health Corporation 527,728
1,483 EssilorLuxottica SA 468,921
1,440 Fate Therapeutics, Inc.
b
1,415
2,977 Fortrea Holdings, Inc.
b
51,353
25,148 Fresenius Medical Care AG 1,201,207
13,279 Fresenius SE & Company KGaA 760,777
1,513 Galderma Group AG 308,097
1,546 Galenica AG
a
190,688
961 GE HealthCare Technologies, Inc. 78,821
4,775 Genmab AS
b
1,480,174
33,453 Gilead Sciences, Inc. 4,106,021
724 Globus Medical, Inc.
b
63,212
5,709 GoodRx Holdings, Inc.
b
15,471
347,979 GSK plc 8,531,445
1,203 Guardant Health, Inc.
b
122,874
79,788 Haleon plc 403,198
4,743 HealthEquity, Inc.
b
434,506
862 Henry Schein, Inc.
b
65,150
18,400 Hoya Corporation 2,790,721
518 Humana, Inc. 132,675
12,279 ICON plc
b
2,237,479
1,023 IDEXX Laboratories, Inc.
b
692,090
1,538 Illumina, Inc.
b
201,724
1,601 Incyte Corporation
b
158,131
347 Indivior plc
b
12,450
21 Insmed, Inc.
b
3,655
465 Inspire Medical Systems, Inc.
b
42,887
344 Insulet Corporation
b
97,779
12,110 Intuitive Surgical, Inc.
b
6,858,620
510 Ionis Pharmaceuticals, Inc.
b
40,346
838 Ipsen SA 116,926
780 IQVIA Holding, Inc.
b
175,820
338 Jazz Pharmaceuticals, Inc.
b
57,460
54,834 Johnson & Johnson 11,347,896
22,385 Labcorp Holdings, Inc. 5,615,949
1,402 LeMaitre Vascular, Inc. 113,702
270 Medpace Holdings, Inc.
b
151,646
95,772 Merck & Company, Inc. 10,080,961
1,923 Merit Medical Systems, Inc.
b
169,493
126 Mettler-Toledo International, Inc.
b
175,668
786 Mirum Pharmaceuticals, Inc.
b
62,086
926 Myriad Genetics, Inc.
b
5,695
1,891 Natera, Inc.
b
433,209
559 Neurocrine Biosciences, Inc.
b
79,283
92,456 Novartis AG 12,740,066
65,401 Novo Nordisk AS 3,317,039
81,100 Ono Pharmaceutical Company,
Ltd. 1,123,593
202 Option Care Health, Inc.
b
6,436
1,778 Penumbra, Inc.
b
552,798
336 Prestige Consumer Healthcare,
Inc.
b
20,728
Shares Common Stock  78.5% Value
Health Care  8.0% - continued
174 Pro Medicus, Ltd. $ 25,554
669 QIAGEN NV 30,085
121 Quest Diagnostics, Inc. 20,997
5,465 Recordati SPA 310,241
1,018 REGENXBIO, Inc.
b
14,659
2,524 Repligen Corporation
b
413,583
118 ResMed, Inc. 28,423
245 Revvity, Inc. 23,704
25,755 Roche Holding AG, Participation
Certificates 10,636,049
7,444 Royalty Pharma plc 287,636
92,639 Sanofi SA ADR 4,489,286
598 Sotera Health Company
b
10,549
3,734 STERIS plc 946,644
3,961 Stevanato Group SPA 79,695
57,000 Takeda Pharmaceutical Company,
Ltd. 1,770,720
297 Teleflex, Inc. 36,246
678 Tenet Healthcare Corporation
b
134,732
503 Thermo Fisher Scientific, Inc. 291,463
3,966 Twist Bioscience Corporation
b
125,802
871 UFP Technologies, Inc.
b
193,388
174 United Therapeutics Corporation
b
84,782
13,698 UnitedHealth Group, Inc. 4,521,847
574 Universal Health Services, Inc. 125,143
597 Vaxcyte, Inc.
b
27,546
1,554 Veeva Systems, Inc.
b
346,899
2,793 Vericel Corporation
b
100,576
16,712 Viatris, Inc. 208,064
48 Waters Corporation
b
18,232
4,500 Waystar Holding Corporation
b
147,375
1,867 West Pharmaceutical Services,
Inc. 513,686
1,834 Xencor, Inc.
b
28,079
466 Xenon Pharmaceuticals, Inc.
b
20,886
54,378 Zimmer Biomet Holdings, Inc. 4,889,670
742 Zoetis, Inc. 93,358
Total 152,818,825
Industrials  10.7%
1,606 A.O. Smith Corporation 107,409
184 A.P. Moller - Maersk AS, Class B
c
422,197
126,745 ABB, Ltd. 9,343,331
1,800 Accelleron Industries AG 138,828
3,597 Ackermans & van Haaren NV 976,652
1,479 Acuity, Inc. 532,499
3,989 Advanced Drainage Systems, Inc. 577,727
213 AECOM 20,305
80,787 Aena SME SA
a
2,257,256
23,746 AerCap Holdings NV 3,413,725
2,123 AGCO Corporation 221,471
12,143 Airbus SE 2,819,893
263 Alaska Air Group, Inc.
b
13,229
9,794 Alight, Inc. 19,098
942 Allegheny Technologies, Inc.
b
108,104
1,169 Allegion plc 186,128
903 Allison Transmission Holdings, Inc. 88,404
100,200 Amada Company, Ltd. 1,185,444
86,396 Amentum Holdings, Inc.
b
2,505,484
1,632 AMETEK, Inc. 335,066
1,041 API Group Corporation
b
39,829
754 Applied Industrial Technologies,
Inc. 193,605
404 Arcosa, Inc. 42,953
883 Armstrong World Industries, Inc. 168,741

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Industrials  10.7% - continued
81,892 Assa Abloy AB $ 3,163,558
3,457 Atmus Filtration Technologies, Inc. 179,453
713 Axon Enterprise, Inc.
b
404,934
132 AZZ, Inc. 14,148
43,025 BAE Systems plc 990,219
52,465 Balfour Beatty plc 500,403
3,392 Barrett Business Services, Inc. 122,824
1,400 BayCurrent, Inc. 58,049
1,080 Brady Corporation 84,640
137,573 Brambles, Ltd. 2,100,789
44 Brink's Company 5,136
133 Broadridge Financial Solutions,
Inc. 29,682
5,509 BWX Technologies, Inc. 952,176
1,295 Casella Waste Systems, Inc.
b
126,832
18,144 Caterpillar, Inc. 10,394,153
2,664 CECO Environmental Corporation
b
159,440
629,000 CK Hutchison Holdings, Ltd. 4,276,232
1,997 Clean Harbors, Inc.
b
468,257
354,947 CNH Industrial NV 3,272,611
8,376 Computershare, Ltd. 189,831
4,018 Copart, Inc.
b
157,305
691 CRA International, Inc. 138,680
445 CSW Industrials, Inc. 130,621
168,563 CSX Corporation 6,110,409
491 Cummins, Inc. 250,631
438 Curtiss-Wright Corporation 241,456
54,400 Dai Nippon Printing Company, Ltd. 936,441
116,961 Delta Air Lines, Inc. 8,117,093
28,133 DHL Group 1,533,970
4,980 Diploma plc 354,316
1,906 DNOW, Inc.
b
25,255
510 Donaldson Company, Inc. 45,217
55 Dycom Industries, Inc.
b
18,584
931 EMCOR Group, Inc. 569,576
824 Energy Recovery, Inc.
b
11,116
3,606 Enerpac Tool Group Corporation 137,893
615 EnerSys 90,251
1,026 EnPro, Inc. 219,697
1,235 ExlService Holdings, Inc.
b
52,413
111 Expeditors International of
Washington, Inc. 16,540
163,809 Fastenal Company 6,573,655
1,713 Federal Signal Corporation 186,015
1,264 Ferguson Enterprises, Inc. 281,404
50,615 Ferrovial SE 3,279,377
86,724 Flowserve Corporation 6,016,911
6,447 Fluor Corporation
b
255,495
5,821 Fortive Corporation 321,377
1,195 Fortune Brands Innovations, Inc. 59,774
650 Gates Industrial Corporation plc
b
13,956
3,537 GEA Group AG 239,038
223 Generac Holdings, Inc.
b
30,411
15,117 General Dynamics Corporation 5,089,289
1,445 Genpact, Ltd. 67,597
3,104 Graco, Inc. 254,435
5,174 Great Lakes Dredge & Dock
Corporation
b
67,883
4,594 Griffon Corporation 338,348
65,920 Hexcel Corporation 4,871,488
92,800 Hitachi, Ltd. 2,910,354
440 HNI Corporation 18,498
2,040 HOCHTIEF AG 798,622
31,530 Honeywell International, Inc. 6,151,188
3,312 Howmet Aerospace, Inc. 679,026
Shares Common Stock  78.5% Value
Industrials  10.7% - continued
60 Hubbell, Inc. $ 26,647
1,395 Hudson Technologies, Inc.
b
9,556
83 Huntington Ingalls Industries, Inc. 28,226
1,359 Huron Consulting Group, Inc.
b
234,985
285 IDEX Corporation 50,713
73,800 Inaba Denki Sangyo Company,
Ltd. 1,204,005
980 Ingersoll Rand, Inc. 77,636
136 Insteel Industries, Inc. 4,307
15,911 ISS AS 542,083
161,500 ITOCHU Corporation 2,040,845
1,238 ITT Corporation 214,805
25,383 Jacobs Solutions, Inc. 3,362,232
21,000 Jardine Matheson Holdings, Ltd. 1,433,151
20,182 JB Hunt Transport Services, Inc. 3,922,170
3,163 KION Group AG 249,931
604 Kirby Corporation
b
66,549
282 Knight-Swift Transportation
Holdings, Inc. 14,743
45,000 Komatsu, Ltd. 1,427,961
3,847 Konecranes Oyj 421,267
13,906 Kongsberg Gruppen ASA 356,345
141 Korn Ferry 9,309
18,643 L3Harris Technologies, Inc. 5,473,026
4,640 Legence Corporation
b
199,706
29,515 Legrand SA 4,387,777
278 Leidos Holdings, Inc. 50,151
1,601 Limbach Holdings, Inc.
b
124,638
65 Lincoln Electric Holdings, Inc. 15,577
50,835 Logista Integral SA 1,797,593
251 LSI Industries, Inc. 4,598
899 Lyft, Inc.
b
17,414
2,456 Masco Corporation 155,858
113 MasTec, Inc.
b
24,563
238 Maximus, Inc. 20,544
725 McGrath RentCorp 76,074
11,000 MEITEC Group Holdings, Inc. 249,029
531 Middleby Corporation
b
78,944
34,800 Mitsubishi Corporation 795,969
24,900 Mitsubishi Electric Corporation 726,006
159,800 Mitsubishi Heavy Industries, Ltd. 3,901,108
19,000 Mitsui & Company, Ltd. 564,249
903 Modine Manufacturing Company
b
120,560
954 Moog, Inc. 232,347
1,658 Morgan Sindall Group plc 103,923
4,933 MSC Industrial Direct Company,
Inc. 414,865
529 Mueller Industries, Inc. 60,729
6,385 Mueller Water Products, Inc. 152,091
1,431 Nextpower, Inc.
b
124,654
10,000 Nippon Express Holdings, Inc. 214,026
52,600 Nippon Yusen Kabushiki Kaisha 1,703,798
2,800 Nishimatsu Construction
Company, Ltd. 102,244
15,100 Nitto Kogyo Corporation 397,032
49 Nordson Corporation 11,781
8,381 NPK International, Inc.
b
99,902
5,978 nVent Electric plc 609,577
5,700 Obayashi Corporation 119,289
1,525 Old Dominion Freight Line, Inc. 239,120
2,473 Otis Worldwide Corporation 216,017
344 Owens Corning, Inc. 38,497
7,376 Parker-Hannifin Corporation 6,483,209
811 Paychex, Inc. 90,978
114 Paylocity Holding Corporation
b
17,385

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Industrials  10.7% - continued
3,394 Pentair plc $ 353,451
298,700 Persol Holdings Company, Ltd. 554,387
931 Quanta Services, Inc. 392,938
576 RBC Bearings, Inc.
b
258,296
70,600 Recruit Holdings Company, Ltd. 3,967,126
120 Regal Rexnord Corporation 16,838
6,760 RELX plc 272,338
495 Republic Services, Inc. 104,905
1,574 Robert Half, Inc. 42,750
1,790 Rockwell Automation, Inc. 696,435
118,981 Rolls-Royce Holdings plc 1,840,119
20,426 Rotork plc 89,416
48,947 Ryanair Holdings plc 1,687,573
39 Ryder System, Inc. 7,464
25,808 Safran SA 8,989,356
58,288 Sandvik AB 1,882,766
4,701 Schindler Holding AG,
Participation Certificates 1,767,882
402 Science Applications International
Corporation 40,465
1,304 Sensata Technologies Holding plc 43,410
8,938 Siemens AG 2,503,322
24,079 Siemens Energy AG
b
3,378,005
287,700 Singapore Technologies
Engineering, Ltd. 1,879,859
130 SkyWest, Inc.
b
13,053
9,578 Smiths Group plc 302,953
31,500 Sojitz Corporation 979,645
189 SPX Technologies, Inc.
b
37,811
754 SS&C Technologies Holdings, Inc. 65,915
1,320 Stanley Black & Decker, Inc. 98,050
414 Sterling Construction Company,
Inc.
b
126,779
58,100 Sumitomo Corporation 2,010,986
408 Textron, Inc. 35,565
16,600 TOPPAN Holdings, Inc. 493,463
1,351 Toro Company 106,351
291 Trane Technologies plc 113,257
4,047 TransUnion 347,030
386 Trex Company, Inc.
b
13,541
39,300 Tsubakimoto Chain Company 580,305
39,780 Uber Technologies, Inc.
b
3,250,424
69 UL Solutions, Inc. 5,441
276 UniFirst Corporation/MA 53,240
1,038 United Airlines Holdings, Inc.
b
116,069
246 United Rentals, Inc. 199,093
1,205 Upwork, Inc.
b
23,883
28,436 Ventia Services Group, Pty. Ltd. 112,753
1,663 Veralto Corporation 165,934
2,212 Verisk Analytics, Inc. 494,802
1,297 Verra Mobility Corporation
b
29,066
2,616 Vertiv Holdings Company 423,818
15,897 Vinci SA 2,236,437
662 Wabtec Corporation 141,304
12,337 Wartsila Corporation 436,786
9,435 Werner Enterprises, Inc. 283,144
551 WESCO International, Inc. 134,797
3,936 Xylem, Inc. 536,004
927,800 Yangzijiang Shipbuilding Holdings,
Ltd. 2,506,444
6,800 Yuasa Trading Company, Ltd. 231,751
20,931 Zigup plc 108,200
Shares Common Stock  78.5% Value
Industrials  10.7% - continued
1,244 Zurn Elkay Water Solutions
Corporation $ 57,834
Total 204,425,693
Information Technology  16.7%
20,961 Advanced Micro Devices, Inc.
b
4,489,008
31,700 Advantest Corporation 4,008,399
1,764 Agilysys, Inc.
b
209,634
818 Akamai Technologies, Inc.
b
71,371
537 Ambarella, Inc.
b
38,041
1,513 Amkor Technology, Inc. 59,733
5,458 Amphenol Corporation 737,594
120,678 Apple, Inc. 32,807,521
8,409 AppLovin Corporation
b
5,666,152
3,928 Arista Networks, Inc.
b
514,686
155 Arrow Electronics, Inc.
b
17,078
1,683 ASGN, Inc.
b
81,070
11,626 ASML Holding NV 12,527,235
69 Astera Labs, Inc.
b
11,479
640 Autodesk, Inc.
b
189,446
1,273 Bel Fuse, Inc. 215,939
6,100 BIPROGY, Inc. 210,713
386 Blackbaud, Inc.
b
24,442
1,379 BlackLine, Inc.
b
76,245
56,474 Broadcom, Inc. 19,545,651
27,600 Brother Industries, Ltd. 551,385
85 Calix, Inc.
b
4,499
11,400 Canon, Inc. 337,310
15,309 Check Point Software
Technologies, Ltd.
b
2,840,738
248 Ciena Corporation
b
58,000
692 Cirrus Logic, Inc.
b
82,002
116,392 Cisco Systems, Inc. 8,965,676
1,226 Cloudflare, Inc.
b
241,706
4,850 Cognex Corporation 174,503
1,451 Cognizant Technology Solutions
Corporation 120,433
3,441 Coherent Corporation
b
635,105
2,424 CommScope Holding Company,
Inc.
b
43,947
1,408 CommVault Systems, Inc.
b
176,507
7,465 CompoSecure, Inc.
b
143,925
3,052 Corning, Inc. 267,233
118 Credo Technology Group Holding,
Ltd.
b
16,979
51 CTS Corporation 2,186
902 CyberArk Software, Ltd.
b
402,346
2,933 DigitalOcean Holdings, Inc.
b
141,136
1,500 DISCO Corporation 456,993
21 DocuSign, Inc.
b
1,436
579 Dolby Laboratories, Inc. 37,183
1,810 Dropbox, Inc.
b
50,318
9,684 Dynatrace Holdings, LLC
b
419,705
2,048 Enphase Energy, Inc.
b
65,638
385 EPAM Systems, Inc.
b
78,879
451 F5, Inc.
b
115,122
601 Fabrinet
b
273,623
117 First Solar, Inc.
b
30,564
3,821 Flex, Ltd.
b
230,865
331 Freshworks, Inc.
b
4,055
31,500 FUJIFILM Holdings NPV 668,380
26,900 Fujitsu, Ltd. 739,290
1,846 Gen Digital, Inc. 50,193
2,767 Gitlab, Inc.
b
103,846
747 GoDaddy, Inc.
b
92,688

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Information Technology  16.7% - continued
3,431 Guidewire Software, Inc.
b
$ 689,665
40,961 Halma plc 1,944,202
6,500 Hewlett Packard Enterprise
Company 156,130
5,191 I3 Verticals, Inc.
b
130,761
844 Impinj, Inc.
b
146,865
266 InterDigital, Inc. 84,689
24,199 International Business Machines
Corporation 7,167,986
18 Itron, Inc.
b
1,672
764 Jabil, Inc. 174,207
11,273 JFrog, Ltd.
b
704,112
4,500 Keyence Corporation 1,627,763
1,654 Keysight Technologies, Inc.
b
336,076
9,800 Kioxia Holdings Corporation
b
652,239
6,612 Knowles Corporation
b
141,695
146,800 Kyocera Corporation 2,057,947
700 Lasertec Corporation 133,380
7,955 Lattice Semiconductor
Corporation
b
585,329
2,236 Logitech International SA 226,994
105 Lumentum Holdings, Inc.
b
38,702
150 MACOM Technology Solutions
Holdings, Inc.
b
25,692
116 Manhattan Associates, Inc.
b
20,104
4,096 Marvell Technology, Inc. 348,078
1,189 Microchip Technology, Inc. 75,763
14,196 Micron Technology, Inc. 4,051,680
108,388 Microsoft Corporation 52,418,605
3,168 MKS, Inc. 506,246
657 Monday.com, Ltd.
b
96,947
161 MongoDB, Inc.
b
67,570
866 Monolithic Power Systems, Inc. 784,908
349 Motorola Solutions, Inc. 133,779
1,009 Napco Security Technologies, Inc. 42,075
44,300 NEC Corporation 1,498,913
1,237 NetApp, Inc. 132,470
5,800 Nomura Research Institute, Ltd. 220,717
757 Novanta, Inc.
b
90,075
5,200 NS Solutions Corporation 146,630
5,900 NSD Company, Ltd. 130,478
296,319 NVIDIA Corporation 55,263,494
374 NXP Semiconductors NV 81,180
946 ON Semiconductor Corporation
b
51,226
940 Onto Innovation, Inc.
b
148,388
25,024 Oracle Corporation 4,877,428
36,781 Palantir Technologies, Inc.
b
6,537,823
2,551 Pegasystems, Inc. 152,346
1,769 PTC, Inc.
b
308,178
134 Q2 Holdings, Inc.
b
9,669
772 Qnity Electronics, Inc. 63,034
47,804 Qualcomm, Inc. 8,176,874
8,409 Ralliant Corporation 428,102
1,356 Rambus, Inc.
b
124,603
135 Rapid7, Inc.
b
2,052
139 Roper Industries, Inc. 61,873
124,076 Samsung Electronics Company,
Ltd. 10,399,417
394 SanDisk Corporation/DE
b
93,528
85 Sanmina Corporation
b
12,756
28,935 SAP SE 7,030,286
10,900 SCREEN Holdings Company, Ltd. 1,061,707
90,900 Seiko Epson Corporation 1,152,089
41,910 ServiceNow, Inc.
b
6,420,193
38,862 Shopify, Inc.
b
6,255,616
Shares Common Stock  78.5% Value
Information Technology  16.7% - continued
1,127 Silicon Laboratories, Inc.
b
$ 147,299
54,595 Sinch AB
a,b
183,922
1,842 Skyworks Solutions, Inc. 116,801
1,888 Snowflake, Inc.
b
414,152
3,497 Sprout Social, Inc.
b
39,411
1,227 Synopsys, Inc.
b
576,346
45,634 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 13,867,716
43,721 TD SYNNEX Corporation 6,568,206
884 TE Connectivity plc 201,119
53,747 Technology One, Ltd. 996,821
396 Teledyne Technologies, Inc.
b
202,249
143,455 Telefonaktiebolaget LM Ericsson 1,396,110
578 Tenable Holdings, Inc.
b
13,600
2,213 Teradyne, Inc. 428,348
17,500 Tokyo Electron, Ltd. 3,897,729
7,748 Trimble, Inc.
b
607,056
1,025 TTM Technologies, Inc.
b
70,725
94 Twilio, Inc.
b
13,371
1,046 Tyler Technologies, Inc.
b
474,832
1,251 Unity Software, Inc.
b
55,257
444 Varonis Systems, Inc.
b
14,563
767 VeriSign, Inc. 186,343
5,947 Vontier Corporation 221,110
3,191 Western Digital Corporation 549,714
898 Zebra Technologies Corporation
b
218,052
1,004 Zoom Communications, Inc.
b
86,635
184 Zscaler, Inc.
b
41,385
Total 318,217,709
Materials  3.0%
15,083 Air Liquide SA 2,834,906
112 Air Products and Chemicals, Inc. 27,666
1,518 Alcoa Corporation 80,666
20,147 Amcor plc 168,026
742 AngloGold Ashanti plc 63,278
755 AptarGroup, Inc. 92,080
921 Avery Dennison Corporation 167,511
1,582 Avient Corporation 49,422
86,188 Axalta Coating Systems, Ltd.
b
2,784,734
1,003 Balchem Corporation 153,820
1,994 Ball Corporation 105,622
216,057 BHP Group, Ltd. 6,520,431
20,401 Buzzi SPA 1,233,262
4,789 Celanese Corporation 202,479
67,508 CF Industries Holdings, Inc. 5,221,069
3,497 Coeur Mining, Inc.
b
62,351
730 Commercial Metals Company 50,531
6,776 Constellium SE
b
127,728
2,879 Corteva, Inc. 192,979
42,794 Crown Holdings, Inc. 4,406,498
31,365 Deterra Royalties, Ltd. 84,800
3,528 DuPont de Nemours, Inc. 141,826
23,162 Eastman Chemical Company 1,478,430
3,589 Element Solutions, Inc. 89,689
28,014 Endeavour Mining plc 1,463,656
31,363 Evraz plc
b,d
4
2,869 Freeport-McMoRan, Inc. 145,716
91,831 Granges AB 1,447,722
292 Greif, Inc. 19,768
3,601 Hecla Mining Company 69,103
15,626 Heidelberg Materials AG 4,051,146
35,621 Hexpol AB 338,800
6,186 Huntsman Corporation 61,860

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Materials  3.0% - continued
555 Ingevity Corporation
b
$ 32,845
471 International Flavors & Fragrances,
Inc. 31,741
52,000 JX Advanced Metals Corporation 650,056
376 Kaiser Aluminum Corporation 43,187
30,600 Kyoei Steel, Ltd. 478,401
781 Martin Marietta Materials, Inc. 486,297
506 Minerals Technologies, Inc. 30,841
5,349 Mosaic Company 128,857
20 NewMarket Corporation 13,745
18,400 Nippon Shokubai Company, Ltd. 235,718
246,000 Nippon Steel Corporation 1,006,645
45,427 Nucor Corporation 7,409,598
838 O-I Glass, Inc.
b
12,369
110,729 Orica, Ltd. 1,788,393
4,199 Orion SA 22,171
1,200 Packaging Corporation of America 247,476
1,338 PPG Industries, Inc. 137,091
95 Reliance, Inc. 27,443
13,369 Rio Tinto plc 1,076,883
36,406 Rio Tinto, Ltd. 3,551,621
742 Royal Gold, Inc. 164,939
577 Scotts Miracle-Gro Company 33,668
347 Sensient Technologies Corporation 32,601
10,100 Shin-Etsu Chemical Company, Ltd. 313,718
2,595 Smurfit WestRock plc 100,349
43,743 Solstice Advanced Materials, Inc.
b
2,125,035
917 Sonoco Products Company 40,018
43,248 SSAB AB, Class A 327,578
300 Stepan Company 14,208
24,400 Taiyo Holdings Company, Ltd. 741,887
27,500 Toagosei Company, Ltd.
c
288,625
14,400 Tosoh Corporation 216,392
739 Vidrala SA 78,064
789 Vulcan Materials Company 225,039
3,245 West Fraser Timber Company, Ltd. 198,302
6,238 Wienerberger AG 222,592
3,835 Yara International ASA 156,936
Total 56,628,908
Real Estate  1.5%
252 Agree Realty Corporation 18,152
883 Alpine Income Property Trust, Inc. 14,764
1,708 Americold Realty Trust, Inc. 21,965
8,065 AvalonBay Communities, Inc. 1,462,265
6,960 Brixmor Property Group, Inc. 182,491
446 Broadstone Net Lease, Inc. 7,747
414,800 CapitaLand Integrated
Commercial Trust 769,888
813 CareTrust REIT, Inc. 29,398
26,563 CBRE Group, Inc.
b
4,271,065
1,164 Colliers International Group, Inc. 171,120
1,008 Compass, Inc.
b
10,655
4,288 CoStar Group, Inc.
b
288,325
4,594 Cousins Properties, Inc. 118,433
60,342 Crown Castle, Inc. 5,362,593
1,726 Curbline Properties Corporation 40,060
636 Cushman & Wakefield, Ltd.
b
10,297
270,649 DEXUS Property Group 1,248,304
1,298 Digital Realty Trust, Inc. 200,814
6,645 Easterly Government Properties,
Inc. 140,808
3,968 EPR Properties 198,003
6,604 Essential Properties Realty Trust,
Inc. 195,875
Shares Common Stock  78.5% Value
Real Estate  1.5% - continued
172 Essex Property Trust, Inc. $ 45,009
42 Extra Space Storage, Inc. 5,469
12,555 Fabege AB 112,574
297 Federal Realty Investment Trust 29,938
1,525 First Industrial Realty Trust, Inc. 87,337
2,505 Getty Realty Corporation 68,562
321 Global Net Lease, Inc. 2,761
426,541 GPT Group 1,539,213
225,282 Healthcare Realty Trust, Inc. 3,818,530
38,165 Host Hotels & Resorts, Inc. 676,665
204 Howard Hughes Holdings, Inc.
b
16,273
4,162 Independence Realty Trust, Inc. 72,752
13,830 Industrial Logistics Properties Trust 76,618
3,720 Innovative Industrial Properties,
Inc. 176,179
4,059 InvenTrust Properties Corporation 114,504
2,333 Iron Mountain, Inc. 193,522
307 Jones Lang LaSalle, Inc.
b
103,296
1,430 Kimco Realty Corporation 28,986
54 Lamar Advertising Company 6,835
48,900 Link REIT 218,340
1,802 Macerich Company 33,265
3,886 Medical Properties Trust, Inc. 19,430
18,091 Merlin Properties Socimi SA 263,377
13,164 Millrose Properties, Inc. 393,209
103 National Health Investors, Inc. 7,866
3,376 NetSTREIT Corporation 59,553
240 NNN REIT, Inc. 9,511
184 Omega Healthcare Investors, Inc. 8,159
7,570 Outfront Media, Inc. 182,437
3,915 Park Hotels & Resorts, Inc. 40,951
1,352 Peakstone Realty Trust 19,401
3,572 Pebblebrook Hotel Trust 40,435
822 Postal Realty Trust, Inc. 13,267
283 RE/MAX Holdings, Inc.
b
2,148
488 Regency Centers Corporation 33,687
713 Rexford Industrial Realty, Inc. 27,607
4,381 RLJ Lodging Trust 32,638
493 Ryman Hospitality Properties 46,648
6,039 Sabra Health Care REIT, Inc. 114,379
8,331 Safehold, Inc. 114,051
10,710 Sila Realty Trust, Inc. 249,650
1,564 Simon Property Group, Inc. 289,512
3,638 STAG Industrial, Inc. 133,733
3,644 Summit Hotel Properties, Inc. 17,746
113,500 Sun Hung Kai Properties, Ltd. 1,382,009
9,310 Tanger, Inc. 310,675
1,914 Terreno Realty Corporation 112,371
292,200 United Overseas Land, Ltd. 1,984,516
742 Ventas, Inc. 57,416
1,786 VICI Properties, Inc. 50,222
971 Xenia Hotels & Resorts, Inc. 13,730
251 Zillow Group, Inc., Class A
b
17,126
1,788 Zillow Group, Inc., Class C
b
121,977
Total 28,359,087
Utilities  2.6%
8,732 ACEA SPA 226,226
28,019 AES Corporation 401,792
4,483 Alliant Energy Corporation 291,440
1,480 American States Water Company 107,270
1,163 American Water Works Company,
Inc. 151,771
224 Artesian Resources Corporation 7,081
373 Avista Corporation 14,375

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Utilities  2.6% - continued
1,578 Black Hills Corporation $ 109,545
139 California Water Service Group 6,023
448,413 Centrica plc 1,022,405
4,823 Clearway Energy, Inc., Class A 151,539
4,754 Clearway Energy, Inc., Class C 158,118
477 Consolidated Edison, Inc. 47,376
16,062 Constellation Energy Corporation 5,674,223
21,786 Contact Energy, Ltd. 115,898
2,568 DTE Energy Company 331,221
55,602 Duke Energy Corporation 6,517,110
37,561 E.ON SE 711,214
6,025 Edison International 361,620
511,711 EDP SA 2,356,830
426,164 Enel SPA 4,430,965
191,059 Engie SA 5,018,990
91,907 Entergy Corporation 8,494,964
46,493 Evergy, Inc. 3,370,278
2,614 Eversource Energy 176,001
4,158 Exelon Corporation 181,247
1,880 FirstEnergy Corporation 84,168
119,494 Fortum Oyj 2,537,561
151,650 Italgas SPA 1,691,441
400 Middlesex Water Company 20,168
230 National Fuel Gas Company 18,414
4,482 New Jersey Resources
Corporation 206,710
5,594 NiSource, Inc. 233,605
64 OGE Energy Corporation 2,733
815 Otter Tail Corporation 65,860
9,080 PG&E Corporation 145,916
268 Pinnacle West Capital Corporation 23,772
7,628 Portland General Electric
Company 366,068
7,650 UGI Corporation 286,339
1,037 Unitil Corporation 50,232
24,231 Vistra Energy Corporation 3,909,187
1,306 XPLR Infrastructure, LP
b
13,060
Total 50,090,756
Total Common Stock
(cost $1,034,108,836) 1,497,363,604
Shares
Registered Investment
Companies   4.2% Value
U.S. Affiliated   3.5%
4,832,560 Thrivent Core Emerging Markets
Equity Fund 57,942,398
357,649 Thrivent Small Cap Value ETF 9,503,843
Total 67,446,241
U.S. Unaffiliated   0.7%
6,551 Invesco QQQ Trust Series 1 4,024,345
845 iShares Biotechnology ETF 142,611
12,643 SPDR S&P 500 ETF Trust 8,621,515
848 State Street Health Care Select
Sector SPDR ETF
c
131,270
3,421 State Street SPDR S&P Biotech
ETF
c
417,122
810 VanEck Semiconductor ETF 291,705
Total 13,628,568
Total Registered Investment
Companies (cost $64,070,194) 81,074,809
Shares
Collateral Held for Securities
Loaned 0.1% Value
1,486,164 Thrivent Cash Management Trust $ 1,486,164
Total Collateral Held for
Securities Loaned
(cost $1,486,164) 1,486,164
Shares or
Principal
Amount Short-Term Investments 17.2% Value
Federal Home Loan Bank Discount
Notes
100,000 3.855%, 1/2/2026
e,f
99,980
200,000 3.865%, 1/9/2026
e,f
199,824
300,000 3.650%, 1/23/2026
e,f
299,327
3,300,000 3.577%, 2/20/2026
e,f
3,283,521
600,000 3.570%, 3/20/2026
e,f
595,365
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.790%, 1/26/2026
e,f
99,747
500,000 3.575%, 3/9/2026
e,f
496,676
400,000 3.560%, 3/12/2026
e,f
397,223
2,900,000 3.565%, 3/23/2026
e,f
2,876,748
Federal National Mortgage
Association Discount Notes
3,900,000 3.614%, 3/2/2026
e,f
3,876,739
8,800,000 3.538%, 3/18/2026
e,f
8,733,746
State Street Institutional U.S.
Government Money Market
Fund
307,062,841 3.740%
e
307,062,841
Total Short-Term Investments
(cost $328,022,113) 328,021,737
Total Investments (cost
$1,427,687,307) 100.0% $1,907,946,314
Other Assets and Liabilities, Net
<0.1% 79,014
Total Net Assets 100.0% $1,908,025,328
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $7,198,854 or
0.4% of total net assets.
b Non-income producing security.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of December 31, 2025:
Securities Lending Transactions
Common Stock $ 1,432,659
Total lending $1,432,659
Gross amount payable upon return of
collateral for securities loaned $1,486,164
Net amounts due to counterparty $53,505
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 495,976,388
Gross unrealized depreciation (23,018,215)
Net unrealized appreciation (depreciation) $ 472,958,173
Cost for federal income tax purposes $ 1,434,882,483

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 130,259,421 103,261,099 26,998,322 –
Consumer Discretionary 134,296,591 96,551,006 37,745,585 –
Consumer Staples 59,747,047 31,667,018 28,080,029 –
Energy 56,233,910 38,773,082 17,460,828 –
Financials 306,285,657 154,168,067 152,117,590 –
Health Care 152,818,825 97,973,269 54,845,556 –
Industrials 204,425,693 104,401,390 100,024,303 –
Information Technology 318,217,709 263,960,660 54,257,049 –
Materials 56,628,908 27,520,672 29,108,232 4
Real Estate 28,359,087 20,840,866 7,518,221 –
Utilities 50,090,756 31,979,226 18,111,530 –
Registered Investment Companies
U.S. Affiliated 9,503,843 9,503,843 – –
U.S. Unaffiliated 13,628,568 13,628,568 – –
Short-Term Investments 328,021,737 307,062,841 20,958,896 –
Subtotal Investments in Securities $1,848,517,752 $1,301,291,607 $547,226,141 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 57,942,398
Collateral Held for Securities Loaned 1,486,164
Subtotal Other Investments $59,428,562
Total Investments at Value $1,907,946,314
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,442,737 3,442,737 – –
Total Asset Derivatives $3,442,737 $3,442,737 $– $–
Liability Derivatives
Futures Contracts 3,548,395 3,548,395 – –
Total Liability Derivatives $3,548,395 $3,548,395 $– $–

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$21,188,896 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 11 March 2026 $ 1,433,493 ( $ 59,593)
CME E-mini S&P 500 Index 928 March 2026 323,256,125 (3,444,125)
CME E-mini S&P Mid-Cap 400 Index 5 March 2026 1,707,277 (44,677)
ICE mini MSCI EAFE Index 279 March 2026 40,063,504 420,791
ICE US mini MSCI Emerging Markets Index 203 March 2026 14,039,992 285,718
Total Futures Long Contracts $ 380,500,391 ( $ 2,841,886)
CME E-mini Russell 2000 Index (471) March 2026 ( $ 61,549,250) $ 2,721,350
CME E-mini S&P Mid-Cap 400 Index (2) March 2026 (679,918) 14,878
Total Futures Short Contracts ( $ 62,229,168) $2,736,228
Total Futures Contracts $ 318,271,223 ($105,658)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Global Stock
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,442,737
Total Equity Contracts 3,442,737
Total Asset Derivatives $3,442,737
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,548,395
Total Equity Contracts 3,548,395
Total Liability Derivatives $3,548,395
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 51,054,254
Total Return Swaps Net realized gains/(losses) on Swap agreements (203,485)
Total Equity Contracts
50,850,769
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (485,000)
Total Foreign Exchange Contracts (485,000)
Total $50,365,769

Global Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,835,274
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 250,773
Total Equity Contracts 4,086,047
Total $4,086,047
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $403,356,127
Futures - Short (111,871,293)
Total Return Swaps - Short (148,055)
Foreign Exchange Contracts
Futures - Long 5,569,984
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $43,411 $1,849 $– $57,942 4,833 3.0%
Small Cap Value ETF
1
34,227 1,087 24,010 9,504 358 0.5
Total U.S. Affiliated Registered Investment
Companies 77,638 67,446 3.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,524 153,971 155,009 1,486 1,486 0.1
Total Collateral Held for Securities Loaned 2,524 1,486 0.1
Total Value $80,162 $68,932
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $12,682 $ – $1,849
Small Cap Value ETF
1
1,223 (3,023) 880 234
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated
Investments $2,083
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 52
Total Affiliated Income from Securities Loaned, Net $52
Total Value $1,223 $9,659 $ 880
1 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Government Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.1% Value
Asset-Backed Securities  3.1%
GMAC Mortgage Corporation
Loan Trust
$ 20,816
4.346%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 9,618
Granite Edvance Corporation
324,985
5.046%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
327,574
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
813,087
1.650%,  3/25/2051, Ser.
2021-1 796,626
Missouri Higher Education Loan
Auth.
617,917
1.530%,  1/25/2061, Ser.
2021-1 567,165
Navient Student Loan Trust
770,806
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
c
656,962
Sunnova Hestia I Issuer, LLC
1,129,344
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
1,129,734
Sunnova Hestia II Issuer, LLC
1,535,150
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,525,030
Total 5,012,709
Collateralized Mortgage Obligations  12.2%
Federal Agricultural Mortgage
Corporation Mortgage Trust
1,481,282
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,230,274
563,104
5.184%,  8/1/2054, Ser.
2024-2, Class A
a,b,c
564,524
394,689
5.290%,  9/25/2054, Ser.
2025-2, Class A
a,b,c
392,810
Federal Home Loan Mortgage
Corporation - REMIC
131,539
4.000%,  1/25/2051, Ser.
5249, Class LA 130,690
585,518
5.000%,  1/25/2055, Ser.
5490, Class LB 576,682
952,517
5.000%,  2/25/2054, Ser.
5383, Class AZ 903,819
1,250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 1,258,763
1,255,717
1.500%,  3/25/2050, Ser.
4982, Class JA 1,007,393
4,072,781
1.500%,  3/25/2051, Ser.
5092, Class IC
d
357,692
879,856
5.000%,  5/25/2052, Ser.
5537, Class AE 880,291
1,019,021
5.000%,  5/25/2055, Ser.
5537, Class KM 998,635
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,502,668
550,000
5.000%,  8/25/2054, Ser.
5446, Class EC 539,508
900,000
5.000%,  8/25/2055, Ser.
5569, Class BY 882,073
Principal
Amount Long-Term Fixed Income  99.1% Value
Collateralized Mortgage Obligations  12.2% -
continued
$ 1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL $ 1,258,239
1,439,706
5.000%,  9/25/2055, Ser.
5579, Class NY 1,387,020
36,350
2.000%,  1/15/2041, Ser.
4074, Class JA 35,910
Federal Home Loan Mortgage
Corporation - SCRT
1,045,103
2.000%,  11/25/2059, Ser.
2020-2, Class MT
a
838,014
Federal Home Loan Mortgage
Corporation - SLST
1,600,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
a
1,388,863
1,200,000
3.000%,  10/25/2035, Ser.
2025-2, Class A2
a
1,024,850
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
785,566
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
a
692,409
Federal National Mortgage
Association - REMIC
900,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 894,889
505,681
4.000%,  7/25/2053, Ser.
2024-76, Class DA 502,143
291,655
3.000%,  1/25/2043, Ser.
2013-114, Class AB 281,129
Total 19,529,288
Commercial Mortgage-Backed Securities  1.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
850,000
4.320%,  9/25/2030, Ser.
K548, Class A2
a,b
858,134
800,000
4.165%,  11/25/2030, Ser.
K551, Class A2
a,b
802,028
Total 1,660,162
Financials  <0.1%
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
26,051
4.185%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
23,879
Total 23,879
Mortgage-Backed Securities  31.2%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,380,417 5.500%,  2/1/2040 1,419,198
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,013,838 6.000%,  1/1/2055 1,064,023
892,179 2.000%,  5/1/2051 732,299
752,446 4.000%,  5/1/2052 721,096

Government Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Mortgage-Backed Securities  31.2% -
continued
$ 53,009 5.000%,  7/1/2053 $ 53,347
257,130 3.500%,  9/1/2047 243,150
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
181,405 2.500%,  7/1/2030 176,557
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
1,064,369 2.000%,  3/1/2033 1,024,987
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
837,558 2.500%,  8/1/2032 825,605
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
811,907 3.500%,  5/1/2040 776,971
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,693,674 3.000%,  1/1/2052 1,511,353
66,372 2.000%,  2/1/2051 54,478
35,330 2.000%,  2/1/2051 28,999
688,827 2.500%,  2/1/2051 594,251
1,182,732 2.500%,  2/1/2051 1,003,373
814,745 4.000%,  3/1/2051 785,946
1,495,430 2.000%,  3/1/2052 1,230,125
1,892,498 3.000%,  3/1/2052 1,689,942
957,407 2.000%,  4/1/2051 776,898
1,674,617 5.500%,  4/1/2054 1,721,162
69,464 2.000%,  5/1/2051 56,722
929,010 3.000%,  5/1/2051 841,625
1,564,729 2.000%,  6/1/2050 1,279,077
194,771 4.000%,  6/1/2052 185,865
1,696,315 2.500%,  7/1/2051 1,463,076
371,124 3.500%,  7/1/2051 347,084
553,813 4.000%,  7/1/2052 528,492
1,252,346 3.500%,  8/1/2052 1,160,633
1,046,613 4.500%,  8/1/2052 1,027,233
2,145,769 6.000%,  8/1/2054 2,257,278
682,807 3.500%,  9/1/2052 638,137
367,183 3.500%,  9/1/2052 342,054
386,607 4.500%,  9/1/2053 381,224
1,082,575 4.500%,  9/1/2053 1,065,632
1,140,114 4.000%,  10/1/2052 1,092,715
79,136 2.000%,  11/1/2051 64,953
454,828 3.500%,  11/1/2052 425,705
296,279 2.000%,  12/1/2050 243,246
1,871,757 2.500%,  12/1/2051 1,607,619
303,887 3.500%,  12/1/2047 287,933
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,381,208 2.500%,  3/1/2062 1,137,291
437,086 3.500%,  7/1/2061 397,145
582,757 4.000%,  12/1/2061 548,967
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
16,000,000 5.000%,  1/1/2056
e
15,962,183
Total 49,775,649
Principal
Amount Long-Term Fixed Income  99.1% Value
U.S. Government & Agencies  51.5%
Tennessee Valley Authority
$ 1,580,000 5.250%,  2/1/2055 $ 1,563,222
U.S. Treasury Bonds
1,950,000 1.125%,  5/15/2040 1,237,260
8,175,000 4.750%,  2/15/2045 8,133,486
U.S. Treasury Notes
10,750,000 3.500%,  10/31/2027 10,752,520
4,775,000 3.375%,  9/15/2028 4,755,415
33,350,000 3.625%,  8/31/2030 33,231,451
16,725,000 3.875%,  8/31/2032 16,681,227
5,942,000 4.250%,  5/15/2035 5,991,207
Total 82,345,788
Total Long-Term Fixed Income
(cost $159,164,547) 158,347,475
Shares or
Principal
Amount Short-Term Investments 9.9% Value
Federal National Mortgage
Association Discount Notes
200,000 3.538%, 3/18/2026
f,g
198,494
State Street Institutional U.S.
Government Money Market
Fund
5,668,880 3.740%
f
5,668,880
Thrivent Core Short-Term Reserve
Fund
1,000,000 4.050% 10,000,000
Total Short-Term Investments
(cost $15,867,386) 15,867,374
Total Investments (cost
$175,031,933) 109.0% $174,214,849
Other Assets and Liabilities, Net
(9.0%) (14,408,605)
Total Net Assets 100.0% $159,806,244

Government Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $5,523,213 or
3.5% of total net assets.
d Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,174,944
Gross unrealized depreciation (2,039,913)
Net unrealized appreciation (depreciation) $ (864,969)
Cost for federal income tax purposes $ 175,069,991

Government Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 5,012,709 – 5,012,709 –
Collateralized Mortgage Obligations 19,529,288 – 19,529,288 –
Commercial Mortgage-Backed Securities 1,660,162 – 1,660,162 –
Financials 23,879 – 23,879 –
Mortgage-Backed Securities 49,775,649 – 49,775,649 –
U.S. Government & Agencies 82,345,788 – 82,345,788 –
Short-Term Investments 5,867,374 5,668,880 198,494 –
Subtotal Investments in Securities $164,214,849 $5,668,880 $158,545,969 $–
Other Investments  * Total
Affiliated Short-Term Investments 10,000,000
Subtotal Other Investments $10,000,000
Total Investments at Value $174,214,849
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 9,827 9,827 – –
Total Liability Derivatives $9,827 $9,827 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$198,494 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 77 March 2026 $ 16,086,584 ( $ 9,827)
Total Futures Long Contracts $ 16,086,584 ( $ 9,827)
Total Futures Contracts $ 16,086,584 ($9,827)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,827
Total Interest Rate Contracts 9,827
Total Liability Derivatives $9,827
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Government Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 191,528
Total Interest Rate Contracts
191,528
Total $ 191,528
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (23,529)
Total Interest Rate Contracts (23,529)
Total ($23,529)
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $26,266,797
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $20,964 $17,308 $28,272 $10,000 1,000 6.3%
Total Affiliated Short-Term Investments 20,964 10,000 6.3
Total Value $20,964 $10,000
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $22 ($22) $ – $567
Total Income/Non Cash Income from Affiliated
Investments $567
Total Value $22 ($22) $ –

Healthcare Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.2% Value
Biotechnology  17.6%
70,514 AbbVie, Inc. $ 16,111,744
21,871 Amgen, Inc. 7,158,597
1,459 Argenx SE ADR
a
1,226,946
43,788 BioMarin Pharmaceutical, Inc.
a
2,602,321
43,773 Gilead Sciences, Inc. 5,372,698
3,552 Regeneron Pharmaceuticals, Inc. 2,741,682
7,210 United Therapeutics Corporation
a
3,513,072
9,433 Vertex Pharmaceuticals, Inc.
a
4,276,545
Total 43,003,605
Health Care Distributors  3.1%
15,871 Cencora, Inc. 5,360,430
2,821 McKesson Corporation 2,314,038
Total 7,674,468
Health Care Equipment  23.0%
93,527 Abbott Laboratories 11,717,998
7,266 ABIOMED, Inc., CVR
a,b
6,670
75,855 Boston Scientific Corporation
a
7,232,774
20,345 Dexcom, Inc.
a
1,350,298
16,337 Edwards Lifesciences Corporation
a
1,392,729
29,402 GE HealthCare Technologies, Inc. 2,411,552
5,035 IDEXX Laboratories, Inc.
a
3,406,329
13,112 Intuitive Surgical, Inc.
a
7,426,112
8,651 Masimo Corporation
a
1,125,149
60,889 Medtronic plc 5,848,997
3,779 Penumbra, Inc.
a
1,174,929
13,995 STERIS plc 3,548,012
23,778 Stryker Corporation 8,357,254
10,169 Teleflex, Inc. 1,241,025
Total 56,239,828
Health Care Facilities  3.3%
120,890 Concentra Group Holdings Parent,
Inc. 2,379,115
25,105 Encompass Health Corporation 2,664,645
15,001 Tenet Healthcare Corporation
a
2,980,999
Total 8,024,759
Health Care Services  2.7%
5,912 Cigna Group 1,627,160
25,743 CVS Health Corporation 2,042,965
11,872 Labcorp Holdings, Inc. 2,978,447
Total 6,648,572
Health Care Supplies  0.9%
10,035 UFP Technologies, Inc.
a
2,228,071
Total 2,228,071
Life Sciences Tools & Services  10.0%
26,797 Bio-Techne Corporation 1,575,932
40,038 Danaher Corporation 9,165,499
12,339 Illumina, Inc.
a
1,618,383
11,990 IQVIA Holding, Inc.
a
2,702,666
2,379 Mettler-Toledo International, Inc.
a
3,316,778
10,424 Thermo Fisher Scientific, Inc. 6,040,187
Total 24,419,445
Managed Health Care  7.4%
5,578 Elevance Health, Inc. 1,955,368
17,283 HealthEquity, Inc.
a
1,583,296
4,087 Humana, Inc. 1,046,803
Shares Common Stock  99.2% Value
Managed Health Care  7.4% - continued
41,064 UnitedHealth Group, Inc. $ 13,555,637
Total 18,141,104
Pharmaceuticals  31.2%
69,598 Bristol-Myers Squibb Company 3,754,116
32,783 Eli Lilly & Company 35,231,235
86,360 Johnson & Johnson 17,872,202
107,013 Merck & Company, Inc. 11,264,188
221,855 Pfizer, Inc. 5,524,190
31,574 Royalty Pharma plc 1,220,019
12,617 Zoetis, Inc. 1,587,471
Total 76,453,421
Total Common Stock
(cost $147,440,349) 242,833,273
Shares
Registered Investment
Companies   0.8% Value
U.S. Unaffiliated   0.8%
16,210 State Street SPDR S&P Biotech
ETF 1,976,485
Total 1,976,485
Total Registered Investment
Companies (cost $1,513,274) 1,976,485
Total Investments (cost
$148,953,623) 100.0% $244,809,758
Other Assets and Liabilities, Net
(<0.1%) (110,711)
Total Net Assets 100.0% $244,699,047
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 99,652,277
Gross unrealized depreciation (4,082,358)
Net unrealized appreciation (depreciation) $ 95,569,919
Cost for federal income tax purposes $ 149,239,839

Healthcare Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 43,003,605 43,003,605 – –
Health Care Distributors 7,674,468 7,674,468 – –
Health Care Equipment 56,239,828 56,233,158 – 6,670
Health Care Facilities 8,024,759 8,024,759 – –
Health Care Services 6,648,572 6,648,572 – –
Health Care Supplies 2,228,071 2,228,071 – –
Life Sciences Tools & Services 24,419,445 24,419,445 – –
Managed Health Care 18,141,104 18,141,104 – –
Pharmaceuticals 76,453,421 76,453,421 – –
Registered Investment Companies
U.S. Unaffiliated 1,976,485 1,976,485 – –
Subtotal Investments in Securities $244,809,758 $244,803,088 $– $6,670
Total Investments at Value $244,809,758
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owned shares of the Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $708 $1,587 $2,295 $– – –
Total Affiliated Short-Term Investments 708 – –
Total Value $708 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $2
Total Income/Non Cash Income from Affiliated
Investments $2
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans 2.2%
a
Value
Basic Materials  0.4%
Chemours Company, Term Loan
$ 1,130,000
0.000%,  (TSFR1M +
5.500%), 10/15/2032
b,c,d
$ 1,114,463
Grinding Media, Inc., Term Loan
1,580,848
7.335%,  (TSFR3M +
3.500%), 10/12/2028
d,e
1,580,848
Natgasoline, LLC, Term Loan
1,130,000
0.000%,  (TSFR1M +
3.500%), 3/29/2030
b,c,d
1,135,650
Total 3,830,961
Capital Goods  0.2%
TransDigm, Inc., Term Loan
1,695,750
6.216%,  (TSFR1M +
2.500%), 8/19/2032
d
1,702,465
Total 1,702,465
Communications Services  0.4%
Cengage Learning, Inc., Term
Loan
1,531,636
7.287%,  (TSFR3M +
3.500%), 3/24/2031
d
1,536,797
DIRECTV Financing, LLC, Term
Loan
1,531,868
9.352%,  (TSFR3M +
5.250%), 8/2/2029
d
1,535,254
Gray Media, Inc., Term Loan
602,247
6.987%,  (TSFR1M +
3.000%), 12/1/2028
d
602,313
Total 3,674,364
Consumer Cyclical  0.4%
Evergreen Acqco 1, LP, Term Loan
1,109,600
6.701%,  (TSFR3M +
3.000%), 9/17/2032
d
1,114,038
Marriott Ownership Resorts, Inc.,
Term Loan
1,058,875
5.966%,  (TSFR1M +
2.250%), 4/1/2031
d
1,058,875
Michaels Companies, Inc., Term
Loan
558,538
8.184%,  (TSFR3M +
4.250%), 4/17/2028
d
538,989
Six Flags Entertainment
Corporation, Term Loan
532,885
5.716%,  (TSFR1M +
2.000%), 5/1/2031
d
526,000
Total 3,237,902
Consumer Non-Cyclical  0.5%
B&G Foods, Inc., Term Loan
1,663,938
7.216%,  (TSFR1M +
3.500%), 10/10/2029
d
1,599,044
HLF Financing SARL, LLC, Term
Loan
1,073,000
10.466%,  (TSFR1M +
6.750%), 4/12/2029
d
1,088,644
Modivcare Buyer, LLC, Term Loan
128,791
8.690%,  (TSFR3M +
5.000%), 12/29/2030
d,e
118,488
Principal
Amount Bank Loans  2.2%
a
Value
Consumer Non-Cyclical  0.5% - continued
Primo Brands Corporation, Term
Loan
$ 1,316,915
5.922%,  (TSFR3M +
2.250%), 3/31/2028
d
$ 1,320,102
Total 4,126,278
Financials  <0.1%
Acrisure, LLC, Term Loan
267,619
6.716%,  (TSFR1M +
3.000%), 11/6/2030
d
267,119
Total 267,119
Technology  0.1%
McAfee Corporation, Term Loan
843,609
6.716%,  (TSFR1M +
3.000%), 3/1/2029
d
775,859
Total 775,859
Transportation  0.2%
Genesee & Wyoming, Inc., Term
Loan
1,664,925
5.422%,  (TSFR3M +
1.750%), 4/10/2031
d
1,664,509
Total 1,664,509
Total Bank Loans
(cost $19,266,606) 19,279,457
Principal
Amount Long-Term Fixed Income 93.6% Value
Basic Materials  5.2%
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,e,f,g
3
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
640,000 8.625%,  6/15/2029
h
674,671
Alumina, Pty. Ltd.
284,000 6.125%,  3/15/2030
h
293,346
851,000 6.375%,  9/15/2032
h
883,700
Avient Corporation
1,685,000 6.250%,  11/1/2031
h
1,731,939
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
h
1,461,698
Carpenter Technology Corporation
560,000 5.625%,  3/1/2034
h
568,806
Cascades, Inc./Cascades USA,
Inc.
1,697,000 6.750%,  7/15/2030
h
1,762,759
Celanese US Holdings, LLC
1,136,000 6.500%,  4/15/2030
i
1,141,680
Cerdia Finanz GmbH
1,667,000 9.375%,  10/3/2031
h
1,723,261
Chemours Company
1,130,000 4.625%,  11/15/2029
h
1,021,779
Cleveland-Cliffs, Inc.
1,262,000 6.875%,  11/1/2029
h
1,307,068
1,515,000 4.875%,  3/1/2031
h
1,453,648
1,685,000 7.000%,  3/15/2032
h
1,727,126

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Basic Materials  5.2% - continued
CVR Partners, LP/CVR Nitrogen
Finance Corporation
$ 567,000 6.125%,  6/15/2028
h
$ 568,540
First Quantum Minerals, Ltd.
990,000 8.000%,  3/1/2033
h
1,057,268
1,700,000 7.250%,  2/15/2034
h
1,787,218
FMC Corporation
1,560,000 8.450%,  11/1/2055
d
1,234,749
Hecla Mining Company
496,000 7.250%,  2/15/2028 499,124
Hudbay Minerals, Inc.
1,095,000 4.500%,  4/1/2026
h
1,096,144
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
444,000 9.000%,  7/1/2028
h
444,600
INEOS Finance plc
1,870,000 7.500%,  4/15/2029
h
1,624,433
Magnera Corporation
1,702,000 7.250%,  11/15/2031
h
1,670,785
Mercer International, Inc.
570,000 5.125%,  2/1/2029
i
363,531
Methanex Corporation
259,000 5.650%,  12/1/2044 231,530
Methanex US Operations, Inc.
1,127,000 6.250%,  3/15/2032
h
1,160,439
Mineral Resources, Ltd.
1,623,000 9.250%,  10/1/2028
h
1,703,339
340,000 7.000%,  4/1/2031
h
354,553
Novelis Corporation
2,495,000 4.750%,  1/30/2030
h
2,410,171
Qnity Electronics, Inc.
2,270,000 5.750%,  8/15/2032
h
2,320,952
SNF Group SACA
1,074,000 3.125%,  3/15/2027
h
1,055,212
1,133,000 3.375%,  3/15/2030
h
1,058,758
Solstice Advanced Materials, Inc.
1,130,000 5.625%,  9/30/2033
h
1,139,937
SunCoke Energy, Inc.
1,297,000 4.875%,  6/30/2029
h
1,204,291
Taseko Mines, Ltd.
1,585,000 8.250%,  5/1/2030
h
1,683,641
Tronox, Inc.
280,000 9.125%,  9/30/2030
h,i
278,405
United States Steel Corporation
1,666,000 6.875%,  3/1/2029 1,674,258
Veritiv Operating Company
849,000 10.500%,  11/30/2030
h
912,856
WR Grace Holdings, LLC
1,130,000 6.625%,  8/15/2032
h
1,144,430
Total 44,430,648
Capital Goods  10.0%
AAR Escrow Issuer, LLC
791,000 6.750%,  3/15/2029
h
818,558
Abengoa Abenewco 2 Bis SA
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
19,818
Advanced Drainage Systems, Inc.
1,780,000 5.000%,  9/30/2027
h
1,780,883
Principal
Amount Long-Term Fixed Income  93.6% Value
Capital Goods  10.0% - continued
AECOM
$ 2,270,000 6.000%,  8/1/2033
h
$ 2,326,432
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
2,265,000 7.000%,  5/21/2030
h
2,364,005
AmeriTex HoldCo Intermediate,
LLC
280,000 7.625%,  8/15/2033
h
295,023
Amsted Industries, Inc.
1,360,000 4.625%,  5/15/2030
h
1,333,344
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
1,266,000 6.250%,  1/30/2031
h
1,294,833
ATI, Inc.
953,000 7.250%,  8/15/2030 1,006,823
Axon Enterprise, Inc.
680,000 6.125%,  3/15/2030
h
701,994
680,000 6.250%,  3/15/2033
h
707,423
Boeing Company
541,000 6.298%,  5/1/2029 574,244
421,000 6.388%,  5/1/2031 456,867
Bombardier, Inc.
2,250,000 6.000%,  2/15/2028
h
2,256,723
2,242,000 7.000%,  6/1/2032
h
2,368,989
849,000 6.750%,  6/15/2033
h
897,381
Brundage-Bone Concrete
Pumping Holdings, Inc.
1,699,000 7.500%,  2/1/2032
h
1,733,862
Builders FirstSource, Inc.
795,000 5.000%,  3/1/2030
h
792,667
1,134,000 6.750%,  5/15/2035
h
1,185,613
Canpack SA/Canpack US, LLC
3,166,000 3.875%,  11/15/2029
h
3,029,127
Chart Industries, Inc.
2,631,000 7.500%,  1/1/2030
h
2,742,147
Clean Harbors, Inc.
1,480,000 5.125%,  7/15/2029
h
1,481,448
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
h
302,182
1,100,000 6.875%,  1/15/2030
h
1,127,500
594,000 8.750%,  4/15/2030
h
603,907
1,705,000 6.750%,  4/15/2032
h
1,753,208
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
h
2,499,629
EquipmentShare.com, Inc.
420,000 8.625%,  5/15/2032
h
443,634
GFL Environmental, Inc.
2,615,000 4.000%,  8/1/2028
h
2,579,434
Herc Holdings, Inc.
1,280,000 6.625%,  6/15/2029
h
1,328,766
1,431,000 7.000%,  6/15/2030
h
1,506,025
588,000 7.250%,  6/15/2033
h
623,506
Mauser Packaging Solutions
Holding Company
1,515,000 9.250%,  4/15/2030
h
1,454,400
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
h
486,966

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Capital Goods  10.0% - continued
MIWD Holdco II, LLC
$ 1,369,000 5.500%,  2/1/2030
h
$ 1,326,022
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
h
1,264,187
Nesco Holdings II, Inc.
1,080,000 5.500%,  4/15/2029
h
1,063,861
New Enterprise Stone and Lime
Company, Inc.
1,753,000 5.250%,  7/15/2028
h
1,751,532
OI European Group BV
1,700,000 4.750%,  2/15/2030
h
1,644,950
Owens-Brockway Glass Container,
Inc.
1,632,000 6.625%,  5/13/2027
h
1,637,795
640,000 7.375%,  6/1/2032
h
649,288
Quikrete Holdings, Inc.
2,840,000 6.750%,  3/1/2033
h
2,965,787
QXO Building Products, Inc.
1,980,000 6.750%,  4/30/2032
h
2,067,949
Resideo Funding, Inc.
1,636,000 6.500%,  7/15/2032
h
1,674,500
Reworld Holding Corporation
965,000 4.875%,  12/1/2029
h
927,538
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
h
1,645,081
Sealed Air Corporation/Sealed Air
Corporation (US)
732,000 6.125%,  2/1/2028
h
744,160
Smyrna Ready Mix Concrete, LLC
1,825,000 8.875%,  11/15/2031
h
1,952,080
Spirit AeroSystems, Inc.
2,270,000 4.600%,  6/15/2028 2,272,633
SRM Escrow Issuer, LLC
744,000 6.000%,  11/1/2028
h
747,439
Standard Building Solutions, Inc.
565,000 6.500%,  8/15/2032
h
581,682
2,260,000 6.250%,  8/1/2033
h
2,308,673
560,000 5.875%,  3/15/2034
h
561,637
Synergy Infrastructure Holdings,
LLC
700,000 7.875%,  12/1/2030
h
725,706
TransDigm, Inc.
787,000 6.750%,  8/15/2028
h
800,864
2,691,000 7.125%,  12/1/2031
h
2,828,160
1,465,000 6.625%,  3/1/2032
h
1,524,214
570,000 6.750%,  1/31/2034
h
593,760
Trivium Packaging Finance BV
1,017,000 8.250%,  7/15/2030
h
1,090,210
570,000 12.250%,  1/15/2031
h
618,471
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 2,002,781
Waste Pro USA, Inc.
920,000 7.000%,  2/1/2033
h
946,970
WESCO Distribution, Inc.
767,000 7.250%,  6/15/2028
h
778,132
789,000 6.375%,  3/15/2029
h
814,776
552,000 6.625%,  3/15/2032
h
576,379
Total 85,964,578
Principal
Amount Long-Term Fixed Income  93.6% Value
Communications Services  12.2%
Altice Financing SA
$ 1,392,000 5.750%,  8/15/2029
h
$ 965,045
Altice France SA
929,510 6.500%,  3/15/2032
h
891,104
2,153,199 6.875%,  7/15/2032
h
2,064,787
AMC Networks, Inc.
1,538,000 10.250%,  1/15/2029
h
1,612,765
Cable One, Inc.
1,130,000 4.000%,  11/15/2030
h,i
871,150
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,563,000 5.000%,  2/1/2028
h
1,550,633
3,380,000 5.375%,  6/1/2029
h
3,341,873
5,160,000 4.750%,  3/1/2030
h
4,928,050
1,916,000 4.250%,  2/1/2031
h
1,760,517
843,000 4.750%,  2/1/2032
h
770,453
Clear Channel Outdoor Holdings,
Inc.
952,000 7.500%,  6/1/2029
h,i
945,290
CSC Holdings, LLC
1,031,000 5.375%,  2/1/2028
h
748,017
855,000 11.750%,  1/31/2029
h
635,220
1,462,000 6.500%,  2/1/2029
h
968,898
1,240,000 4.125%,  12/1/2030
h,i
760,372
Deluxe Corporation
2,123,000 8.125%,  9/15/2029
h
2,236,535
DIRECTV Financing, LLC
1,130,000 8.875%,  2/1/2030
h
1,143,327
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
5,300,000 5.875%,  8/15/2027
h
5,331,111
DISH DBS Corporation
1,308,000 5.250%,  12/1/2026
h
1,268,430
1,271,000 5.750%,  12/1/2028
h,i
1,247,807
1,144,000 5.125%,  6/1/2029 1,015,305
DISH Network Corporation
1,978,000 11.750%,  11/15/2027
h
2,058,663
EchoStar Corporation
2,687,000 10.750%,  11/30/2029 2,971,288
FiberCop SPA
1,504,000 6.000%,  9/30/2034
h
1,424,806
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
h
900,900
1,590,000 5.000%,  5/1/2028
h
1,592,734
1,747,000 6.750%,  5/1/2029
h
1,760,229
561,000 8.750%,  5/15/2030
h
585,830
Getty Images, Inc.
1,130,000 10.500%,  11/15/2030
h
1,139,337
Gray Media, Inc.
1,435,000 5.375%,  11/15/2031
h
1,076,063
2,260,000 7.250%,  8/15/2033
h
2,309,333
iHeartCommunications, Inc.
453,150 9.125%,  5/1/2029
h
436,433
Iliad Holding SAS
2,471,000 8.500%,  4/15/2031
h
2,659,411
1,691,000 7.000%,  4/15/2032
h
1,742,834
Level 3 Financing, Inc.
1,533,000 4.250%,  7/1/2028
h,i
1,464,015
1,422,000 4.875%,  6/15/2029
h,i
1,382,895
1,980,000 6.875%,  6/30/2033
h
2,026,090

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Communications Services  12.2% - continued
$ 1,280,000 7.000%,  3/31/2034
h
$ 1,319,132
1,690,000 8.500%,  1/15/2036
h
1,730,531
McGraw-Hill Education, Inc.
1,081,000 5.750%,  8/1/2028
h
1,086,581
983,000 8.000%,  8/1/2029
h
993,302
Nexstar Media, Inc.
843,000 4.750%,  11/1/2028
h,i
836,884
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,468,000 4.625%,  3/15/2030
h,i
1,432,985
Paramount Global
477,000 6.375%,  3/30/2062
d
442,839
Playtika Holding Corporation
1,163,000 4.250%,  3/15/2029
h
1,042,935
Rogers Communications, Inc.
710,000 7.000%,  4/15/2055
d
742,803
Sable International Finance, Ltd.
1,122,000 7.125%,  10/15/2032
h
1,135,371
Scripps Escrow II, Inc.
1,130,000 3.875%,  1/15/2029
h
1,039,757
Sinclair Television Group, Inc.
990,000 8.125%,  2/15/2033
h
1,033,986
Sirius XM Radio, LLC
1,649,000 4.000%,  7/15/2028
h
1,612,007
890,000 3.875%,  9/1/2031
h
819,631
Snap, Inc.
850,000 6.875%,  3/15/2034
h
875,179
Telenet Finance Luxembourg
Notes SARL
2,200,000 5.500%,  3/1/2028
h
2,187,390
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,381,000 4.750%,  4/15/2028
h
1,372,510
1,707,000 6.500%,  2/15/2029
h
1,639,261
850,000 8.625%,  6/15/2032
h
837,285
Univision Communications, Inc.
320,000 8.000%,  8/15/2028
h
331,416
2,387,000 4.500%,  5/1/2029
h
2,292,904
1,400,000 8.500%,  7/31/2031
h
1,462,481
1,130,000 9.375%,  8/1/2032
h
1,214,539
Viasat, Inc.
1,263,000 6.500%,  7/15/2028
h
1,227,947
Virgin Media Finance plc
979,000 5.000%,  7/15/2030
h
863,093
Virgin Media Secured Finance plc
2,335,000 5.500%,  5/15/2029
h
2,300,341
Virgin Media Vendor Financing
Notes IV DAC
1,990,000 5.000%,  7/15/2028
h
1,952,420
VZ Secured Financing BV
2,661,000 5.000%,  1/15/2032
h
2,408,080
WarnerMedia Holdings, Inc.
570,000 4.054%,  3/15/2029 551,646
1,690,000 4.279%,  3/15/2032 1,483,516
1,420,000 5.050%,  3/15/2042 999,325
Windstream Services, LLC
1,270,000 7.500%,  10/15/2033
h
1,301,887
Principal
Amount Long-Term Fixed Income  93.6% Value
Communications Services  12.2% - continued
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
$ 1,521,000 8.250%,  10/1/2031
h
$ 1,596,700
Zegona Finance plc
1,334,000 8.625%,  7/15/2029
h
1,414,950
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
h
881,155
Total 105,050,319
Consumer Cyclical  16.4%
1011778 B.C., ULC/New Red
Finance, Inc.
3,006,000 5.625%,  9/15/2029
h
3,060,667
1,985,000 4.000%,  10/15/2030
h
1,890,522
Adient Global Holdings, Ltd.
1,420,000 7.500%,  2/15/2033
h,i
1,465,518
Advance Auto Parts, Inc.
848,000 7.000%,  8/1/2030
h
852,490
848,000 7.375%,  8/1/2033
h
851,367
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
820,000 6.000%,  6/1/2029
h,i
811,515
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,560,000 4.625%,  6/1/2028
h
1,538,663
1,160,000 4.625%,  6/1/2028
h
1,141,337
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
h
1,223,154
American Axle & Manufacturing,
Inc.
1,506,000 5.000%,  10/1/2029
i
1,450,695
1,710,000 7.750%,  10/15/2033
h
1,741,769
Arches Buyer, Inc.
1,732,000 6.125%,  12/1/2028
h
1,689,551
Asbury Automotive Group, Inc.
540,000 5.000%,  2/15/2032
h
524,771
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
h
762,714
1,410,000 4.625%,  4/1/2030
h
1,346,534
Aston Martin Capital Holdings, Ltd.
780,000 10.000%,  3/31/2029
h
725,982
Bath & Body Works, Inc.
850,000 6.950%,  3/1/2033 843,952
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
990,000 9.500%,  7/1/2032
h
946,093
Beach Acquisition Bidco, LLC
790,000 10.000%,  7/15/2033
h
871,989
Belron UK Finance plc
1,481,000 5.750%,  10/15/2029
h
1,512,382
Boyd Gaming Corporation
2,655,000 4.750%,  6/15/2031
h
2,593,902
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
1,120,000 5.750%,  1/15/2033
h
1,111,975
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
h
135,077

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Consumer Cyclical  16.4% - continued
$ 1,607,000 5.000%,  6/15/2029
h
$ 1,554,476
350,000 4.875%,  2/15/2030
h
326,009
Caesars Entertainment, Inc.
5,104,000 4.625%,  10/15/2029
h
4,895,955
944,000 6.500%,  2/15/2032
h
967,056
Carnival Corporation
1,130,000 5.125%,  5/1/2029
h
1,142,531
2,830,000 5.750%,  8/1/2032
h
2,904,375
Carvana Company
1,278,418 9.000%,  6/1/2030
h
1,339,955
1,734,900 9.000%,  6/1/2031
h
1,957,711
Churchill Downs, Inc.
899,000 6.750%,  5/1/2031
h
932,197
Dream Finders Homes, Inc.
1,420,000 6.875%,  9/15/2030
h
1,428,009
Flutter Treasury DAC
354,000 5.875%,  6/4/2031
h
358,921
Ford Motor Company
1,490,000 3.250%,  2/12/2032 1,312,940
Forestar Group, Inc.
1,710,000 6.500%,  3/15/2033
h
1,743,935
FORVIA SE
1,135,000 8.000%,  6/15/2030
h,i
1,215,475
1,420,000 6.750%,  9/15/2033
h
1,466,257
Gap, Inc.
1,165,000 3.625%,  10/1/2029
h
1,103,795
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,120,000 7.750%,  5/31/2032
h
1,190,413
General Motors Financial
Company, Inc.
1,606,000 5.750%,  9/30/2027
d,i,k
1,586,010
Genting New York, LLC/GENNY
Capital, Inc.
1,469,000 7.250%,  10/1/2029
h
1,506,549
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
2,120,000 8.750%,  1/15/2032
h
2,035,516
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
i
1,768,618
Group 1 Automotive, Inc.
904,000 6.375%,  1/15/2030
h
930,210
Hilton Domestic Operating
Company, Inc.
1,231,000 4.875%,  1/15/2030 1,235,152
1,195,000 3.625%,  2/15/2032
h
1,109,295
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
1,094,000 5.000%,  6/1/2029
h
1,062,633
Jacobs Entertainment, Inc.
1,612,000 6.750%,  2/15/2029
h
1,579,518
K Hovnanian Enterprises, Inc.
710,000 8.000%,  4/1/2031
h
724,603
KB Home
1,208,000 6.875%,  6/15/2027 1,232,915
1,123,000 4.000%,  6/15/2031 1,063,500
Kingpin Intermediate Holdings,
LLC
1,130,000 7.250%,  10/15/2032
h,i
1,068,246
L Brands, Inc.
1,559,000 5.250%,  2/1/2028 1,570,532
Principal
Amount Long-Term Fixed Income  93.6% Value
Consumer Cyclical  16.4% - continued
$ 811,000 6.875%,  11/1/2035 $ 820,463
Life Time, Inc.
1,178,000 6.000%,  11/15/2031
h
1,206,874
Light & Wonder International, Inc.
776,000 7.250%,  11/15/2029
h
797,003
1,700,000 6.250%,  10/1/2033
h
1,721,076
Lindblad Expeditions, LLC
1,140,000 7.000%,  9/15/2030
h
1,189,225
Lithia Motors, Inc.
1,130,000 4.625%,  12/15/2027
h
1,128,287
Live Nation Entertainment, Inc.
858,000 4.750%,  10/15/2027
h
859,748
Macy's Retail Holdings, LLC
850,000 7.375%,  8/1/2033
h
900,963
1,130,000 4.300%,  2/15/2043 810,959
Marriott Ownership Resorts, Inc.
3,400,000 6.500%,  10/1/2033
h
3,261,639
Match Group Holdings II, LLC
1,710,000 6.125%,  9/15/2033
h
1,730,477
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
h
1,747,439
700,000 6.000%,  12/15/2033
h
693,781
Melco Resorts Finance, Ltd.
900,000 5.375%,  12/4/2029
h
890,826
775,000 7.625%,  4/17/2032
h
815,151
430,000 6.500%,  9/24/2033
h
431,101
MGM China Holdings, Ltd.
281,000 7.125%,  6/26/2031
h,i
297,407
MGM Resorts International
1,124,000 6.125%,  9/15/2029 1,155,101
Michaels Companies, Inc.
556,000 5.250%,  5/1/2028
h
534,515
Millrose Properties, Inc.
1,700,000 6.375%,  8/1/2030
h
1,739,481
560,000 6.250%,  9/15/2032
h
565,031
Muvico, LLC
1,166,790
9.000%,PIK 6.000%,
2/19/2029
h,i,j
1,265,621
NCL Corporation, Ltd.
1,990,000 5.875%,  1/15/2031
h
1,982,471
2,417,000 6.750%,  2/1/2032
h
2,474,820
1,420,000 6.250%,  9/15/2033
h
1,419,402
New Home Company, Inc.
570,000 8.500%,  11/1/2030
h
587,016
Nissan Motor Acceptance
Company, LLC
1,700,000 5.625%,  9/29/2028
h
1,704,791
570,000 6.125%,  9/30/2030
h
570,080
PENN Entertainment, Inc.
1,040,000 4.125%,  7/1/2029
h
963,199
PetSmart, LLC/PetSmart Finance
Corporation
2,840,000 7.500%,  9/15/2032
h
2,890,224
850,000 10.000%,  9/15/2033
h
875,225
Phinia, Inc.
843,000 6.625%,  10/15/2032
h
872,880
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
2,220,000 3.375%,  8/31/2027
h
2,176,611
Rakuten Group, Inc.
281,000 11.250%,  2/15/2027
h
300,445

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Consumer Cyclical  16.4% - continued
$ 1,131,000 9.750%,  4/15/2029
h
$ 1,264,979
850,000 8.125%,  12/15/2029
d,h,k
875,476
Raven Acquisition Holdings, LLC
1,100,000 6.875%,  11/15/2031
h
1,133,375
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
1,100,000 4.625%,  4/16/2029
h
980,398
S&S Holdings, LLC
1,302,000 8.375%,  10/1/2031
h
1,247,611
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
584,000 6.625%,  3/1/2030
h
519,036
Service Corporation International/
US
1,010,000 5.750%,  10/15/2032 1,027,917
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
2,136,000 5.250%,  7/15/2029 1,991,914
Staples, Inc.
1,120,000 10.750%,  9/1/2029
h
1,113,482
Station Casinos, LLC
800,000 4.500%,  2/15/2028
h
793,390
700,000 4.625%,  12/1/2031
h
663,639
Taylor Morrison Communities, Inc.
705,000 5.750%,  11/15/2032
h
725,369
Tenneco, Inc.
1,485,000 8.000%,  11/17/2028
h
1,489,752
Vail Resorts, Inc.
740,000 5.625%,  7/15/2030
h
752,032
VF Corporation
850,000 6.000%,  10/15/2033
i
833,887
Victoria's Secret & Company
1,414,000 4.625%,  7/15/2029
h,i
1,370,863
Viking Cruises, Ltd.
2,257,000 5.875%,  10/15/2033
h
2,291,900
Wayfair, LLC
1,575,000 7.750%,  9/15/2030
h
1,678,101
Wynn Macau, Ltd.
1,700,000 6.750%,  2/15/2034
h
1,721,878
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
1,117,000 7.125%,  2/15/2031
h
1,208,692
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
h
1,074,487
1,265,000 6.750%,  4/23/2030
h
1,250,037
Total 140,793,473
Consumer Non-Cyclical  12.1%
1261229 B.C., Ltd.
3,682,000 10.000%,  4/15/2032
h
3,829,342
Acadia Healthcare Company, Inc.
850,000 5.000%,  4/15/2029
h
818,411
1,310,000 7.375%,  3/15/2033
h,i
1,323,105
AdaptHealth, LLC
3,819,000 4.625%,  8/1/2029
h
3,701,107
Albertsons Companies, Inc.
3,250,000 5.875%,  2/15/2028
h
3,262,456
Principal
Amount Long-Term Fixed Income  93.6% Value
Consumer Non-Cyclical  12.1% - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 560,000 5.500%,  3/31/2031
h
$ 565,904
400,000 6.250%,  3/15/2033
h
411,192
1,690,000 5.750%,  3/31/2034
h
1,696,836
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
h
492,650
Bausch Health Companies, Inc.
680,000 4.875%,  6/1/2028
h
608,600
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
h
1,299,583
Central Garden & Pet Company
1,404,000 4.125%,  10/15/2030
i
1,345,634
Chobani Holdco II, LLC
612,303
0.000%,PIK 9.500%,
10/1/2029
h,j
653,570
CHS/Community Health Systems,
Inc.
1,220,000 6.125%,  4/1/2030
h
977,499
1,299,000 4.750%,  2/15/2031
h
1,157,260
1,009,000 10.875%,  1/15/2032
h
1,101,263
2,270,000 9.750%,  1/15/2034
h
2,384,246
Concentra Health Services, Inc.
1,095,000 6.875%,  7/15/2032
h
1,145,155
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,944,000 4.750%,  1/15/2029
h
2,900,911
CVS Health Corporation
1,129,000 7.000%,  3/10/2055
d
1,184,375
DaVita, Inc.
2,070,000 6.875%,  9/1/2032
h
2,154,800
Edgewell Personal Care Company
1,910,000 5.500%,  6/1/2028
h
1,911,990
Embecta Corporation
1,691,000 5.000%,  2/15/2030
h,i
1,616,128
Encompass Health Corporation
1,238,000 4.500%,  2/1/2028 1,235,853
Endo Finance Holdings, Inc.
855,000 8.500%,  4/15/2031
h
903,685
Energizer Holdings, Inc.
2,410,000 6.000%,  9/15/2033
h
2,311,683
Fiesta Purchaser, Inc.
1,123,000 9.625%,  9/15/2032
h
1,176,922
Fortrea Holdings, Inc.
601,000 7.500%,  7/1/2030
h,i
614,286
Genmab AS/Genmab Finance,
LLC
1,690,000 6.250%,  12/15/2032
h
1,731,991
420,000 7.250%,  12/15/2033
h
441,173
Grifols SA
2,880,000 4.750%,  10/15/2028
h
2,844,273
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,433,000 4.875%,  6/1/2029
h,i
1,345,764
Insulet Corporation
794,000 6.500%,  4/1/2033
h
827,655
IQVIA, Inc.
2,264,000 6.250%,  6/1/2032
h
2,365,695

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Consumer Non-Cyclical  12.1% - continued
Jazz Securities DAC
$ 1,130,000 4.375%,  1/15/2029
h
$ 1,114,532
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
733,000 9.000%,  2/15/2029
h
769,429
Lamb Weston Holdings, Inc.
839,000 4.375%,  1/31/2032
h
799,296
LifePoint Health, Inc.
811,000 5.375%,  1/15/2029
h,i
795,147
895,000 9.875%,  8/15/2030
h
963,640
1,010,000 11.000%,  10/15/2030
h
1,107,601
1,082,000 10.000%,  6/1/2032
h
1,149,175
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,582,000 6.250%,  4/1/2029
h
1,635,410
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
h
1,906,732
2,331,000 5.250%,  10/1/2029
h
2,343,601
Newell Brands, Inc.
306,000 6.375%,  9/15/2027 307,667
796,000 6.625%,  9/15/2029
i
793,102
2,205,000 6.375%,  5/15/2030
i
2,153,318
850,000 6.625%,  5/15/2032
i
824,637
Organon & Company/Organon
Foreign Debt Co-Issuer BV
1,280,000 5.125%,  4/30/2031
h,i
1,060,090
Performance Food Group, Inc.
1,404,000 4.250%,  8/1/2029
h
1,372,666
1,685,000 6.125%,  9/15/2032
h
1,737,080
Perrigo Finance Unlimited
Company
1,092,000 4.900%,  6/15/2030 1,056,385
1,732,000 6.125%,  9/30/2032 1,687,084
Post Holdings, Inc.
1,560,000 4.500%,  9/15/2031
h
1,478,953
1,100,000 6.250%,  10/15/2034
h,i
1,106,106
1,690,000 6.500%,  3/15/2036
h
1,692,284
Prime Healthcare Services, Inc.
1,800,000 9.375%,  9/1/2029
h
1,890,001
Radiology Partners, Inc.
1,700,000 8.500%,  7/15/2032
h
1,775,884
Scotts Miracle-Gro Company
1,130,000 4.000%,  4/1/2031 1,063,175
Select Medical Corporation
850,000 6.250%,  12/1/2032
h,i
831,089
Simmons Foods, Inc.
2,570,000 4.625%,  3/1/2029
h
2,476,042
Sotera Health Holdings, LLC
1,122,000 7.375%,  6/1/2031
h
1,176,778
Spectrum Brands, Inc.
196,000 3.875%,  3/15/2031
h
160,077
Star Parent, Inc.
816,000 9.000%,  10/1/2030
h
870,842
Surgery Center Holdings, Inc.
1,930,000 7.250%,  4/15/2032
h,i
1,952,134
Tenet Healthcare Corporation
4,497,000 5.125%,  11/1/2027 4,507,058
1,100,000 6.750%,  5/15/2031 1,144,560
1,834,000 5.500%,  11/15/2032
h
1,859,146
282,000 6.000%,  11/15/2033
h
290,345
Principal
Amount Long-Term Fixed Income  93.6% Value
Consumer Non-Cyclical  12.1% - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 1,377,000 3.150%,  10/1/2026 $ 1,361,104
US Acute Care Solutions, LLC
1,693,000 9.750%,  5/15/2029
h
1,705,553
Whirlpool Corporation
570,000 6.125%,  6/15/2030 569,307
Total 103,828,027
Energy  11.2%
Aethon United BR, LP/Aethon
United Finance Corporation
734,000 7.500%,  10/1/2029
h
768,994
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
2,126,000 5.375%,  6/15/2029
h
2,126,055
Archrock Partners, LP/Archrock
Partners Finance Corporation
1,330,000 6.250%,  4/1/2028
h
1,337,633
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,130,000 6.625%,  7/15/2033
h
1,169,600
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,281,000 7.000%,  7/15/2029
h
1,335,972
Borr IHC, Ltd./Borr Finance, LLC
904,879 10.000%,  11/15/2028
h
909,106
Buckeye Partners, LP
1,050,000 4.500%,  3/1/2028
h
1,043,261
1,132,000 6.750%,  2/1/2030
h
1,188,318
California Resources Corporation
451,000 8.250%,  6/15/2029
h
471,737
420,000 7.000%,  1/15/2034
h
413,720
Civitas Resources, Inc.
905,000 8.375%,  7/1/2028
h
932,506
1,164,000 8.750%,  7/1/2031
h
1,207,535
1,698,000 9.625%,  6/15/2033
h
1,833,192
CNX Resources Corporation
818,000 7.375%,  1/15/2031
h
847,056
Comstock Resources, Inc.
2,630,000 5.875%,  1/15/2030
h
2,558,083
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
h
3,042,155
Crescent Energy Finance, LLC
819,000 7.750%,  7/31/2029
h
817,449
1,089,000 7.625%,  4/1/2032
h
1,055,810
1,130,000 7.875%,  4/15/2032
h
1,113,371
562,000 7.375%,  1/15/2033
h
533,311
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
946,000 8.625%,  3/15/2029
h
991,563
1,410,000 7.375%,  6/30/2033
h
1,438,833
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
h
666,327
Energy Transfer, LP
1,980,000 6.500%,  2/15/2056
d
1,973,448
Excelerate Energy, LP
791,000 8.000%,  5/15/2030
h
835,880

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Energy  11.2% - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 1,280,000 8.875%,  4/15/2030 $ 1,346,971
2,320,000 7.875%,  5/15/2032 2,418,391
Global Partners, LP/GLP Finance
Corporation
420,000 7.125%,  7/1/2033
h
427,662
Harvest Midstream I, LP
2,707,000 7.500%,  9/1/2028
h
2,747,475
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
h
1,569,828
Hilcorp Energy I, LP/Hilcorp
Finance Company
851,000 5.750%,  2/1/2029
h
841,955
1,505,000 6.000%,  2/1/2031
h
1,430,700
1,750,000 6.250%,  4/15/2032
h
1,647,418
Howard Midstream Energy
Partners, LLC
1,225,000 7.375%,  7/15/2032
h
1,292,589
1,420,000 6.625%,  1/15/2034
h
1,458,815
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
h
1,914,505
Kodiak Gas Services, LLC
850,000 6.500%,  10/1/2033
h
868,031
Kraken Oil & Gas Partners, LLC
515,000 7.625%,  8/15/2029
h
508,449
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
f,g
374
Moss Creek Resources Holdings,
Inc.
379,000 8.250%,  9/1/2031
h
362,892
Nabors Industries, Inc.
768,000 9.125%,  1/31/2030
h
802,990
562,000 8.875%,  8/15/2031
h,i
545,192
560,000 7.625%,  11/15/2032
h
550,411
Nabors Industries, Ltd.
1,268,000 7.500%,  1/15/2028
h
1,267,803
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
h
651,841
1,347,000 8.375%,  2/15/2032
h
1,394,906
Noble Finance II, LLC
1,629,000 8.000%,  4/15/2030
h
1,692,390
Northern Oil and Gas, Inc.
1,302,000 8.750%,  6/15/2031
h,i
1,314,493
NuStar Logistics, LP
1,226,000 6.375%,  10/1/2030 1,290,362
PBF Holding Company, LLC/PBF
Finance Corporation
1,185,000 6.000%,  2/15/2028 1,173,726
1,700,000 7.875%,  9/15/2030
h,i
1,637,165
Permian Resources Operating,
LLC
1,189,000 7.000%,  1/15/2032
h
1,239,338
Prairie Acquiror, LP
1,261,000 9.000%,  8/1/2029
h
1,310,712
Rockies Express Pipeline, LLC
1,610,000 4.950%,  7/15/2029
h
1,606,481
Saturn Oil & Gas, Inc.
411,000 9.625%,  6/15/2029
h
405,208
SESI, LLC
1,130,000 7.875%,  9/30/2030
h
1,112,418
Principal
Amount Long-Term Fixed Income  93.6% Value
Energy  11.2% - continued
SM Energy Company
$ 450,000 7.000%,  8/1/2032
h
$ 442,381
Sunoco, LP
1,134,000 5.875%,  7/15/2027
h
1,136,838
809,000 6.625%,  8/15/2032
h
831,504
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,178,121
850,000 4.500%,  4/30/2030 830,046
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,978,000 6.750%,  3/15/2034
h
2,977,927
Talos Production, Inc.
472,000 9.000%,  2/1/2029
h
490,237
TGNR Intermediate Holdings, LLC
2,143,000 5.500%,  10/15/2029
h
2,122,066
Transocean International, Ltd.
1,430,000 8.250%,  5/15/2029
h
1,441,231
1,845,000 8.500%,  5/15/2031
h
1,827,520
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,140,000 6.250%,  10/1/2033
h
1,153,669
Valaris, Ltd.
1,097,000 8.375%,  4/30/2030
h
1,141,389
Venture Global LNG, Inc.
1,076,000 8.125%,  6/1/2028
h
1,089,884
1,800,000 9.000%,  9/30/2029
d,h,k
1,421,515
2,247,000 7.000%,  1/15/2030
h,i
2,162,579
3,872,000 8.375%,  6/1/2031
h
3,850,417
Venture Global Plaquemines LNG,
LLC
840,000 6.125%,  12/15/2030
h
855,409
850,000 7.500%,  5/1/2033
h
918,426
1,690,000 6.500%,  1/15/2034
h
1,730,966
840,000 6.500%,  6/15/2034
h
858,297
Total 95,902,828
Financials  13.3%
Acrisure, LLC/Acrisure Finance,
Inc.
1,590,000 6.000%,  8/1/2029
h
1,570,607
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
842,000 6.950%,  3/10/2055
d
882,278
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
2,083,000 6.750%,  10/15/2027
h
2,095,235
855,000 6.750%,  4/15/2028
h
870,540
843,000 5.875%,  11/1/2029
h,i
842,258
390,000 7.000%,  1/15/2031
h
404,615
Ally Financial, Inc.
541,000 2.200%,  11/2/2028 511,705
AmWINS Group, Inc.
630,000 6.375%,  2/15/2029
h
647,900
1,872,000 4.875%,  6/30/2029
h
1,841,009
Avolon Holdings Funding, Ltd.
460,000 2.528%,  11/18/2027
h
445,956
Azorra Finance, Ltd.
2,000,000 7.750%,  4/15/2030
h
2,111,838
1,700,000 7.250%,  1/15/2031
h
1,781,315

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Financials  13.3% - continued
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
$ 842,000 7.125%,  5/15/2031
h
$ 872,394
Bank of America Corporation
570,000 6.250%,  7/26/2030
d,k
578,952
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
380,000 7.625%,  2/11/2035
d,h
399,000
BNP Paribas SA
421,000 4.625%,  1/12/2027
d,h,k
417,040
570,000 7.450%,  6/27/2035
d,h,k
596,401
Burford Capital Global Finance,
LLC
2,222,000 9.250%,  7/1/2031
h
2,287,787
990,000 7.500%,  7/15/2033
h
944,719
Citigroup, Inc.
405,000 6.250%,  8/15/2026
d,k
405,384
570,000 6.875%,  8/15/2030
d,k
592,290
Constellation Insurance, Inc.
384,000 6.800%,  1/24/2030
h
386,639
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,990,000 5.950%,  9/17/2030
h
1,898,141
Encore Capital Group, Inc.
384,000 9.250%,  4/1/2029
h
404,640
2,270,000 6.625%,  4/15/2031
h
2,281,334
FirstCash, Inc.
1,610,000 4.625%,  9/1/2028
h
1,599,674
842,000 5.625%,  1/1/2030
h
845,130
Freedom Mortgage Holdings, LLC
1,925,000 9.250%,  2/1/2029
h
2,019,032
840,000 6.875%,  5/1/2031
h
840,505
570,000 8.375%,  4/1/2032
h
600,019
1,140,000 7.875%,  4/1/2033
h
1,180,541
FTAI Aviation Investors, LLC
1,839,000 7.000%,  5/1/2031
h
1,936,629
1,121,000 7.000%,  6/15/2032
h
1,178,455
GGAM Finance, Ltd.
911,000 8.000%,  2/15/2027
h
931,698
791,000 8.000%,  6/15/2028
h
837,645
634,000 6.875%,  4/15/2029
h
657,576
Global Aircraft Leasing Company,
Ltd.
2,050,000 8.750%,  9/1/2027
h
2,125,950
Global Net Lease, Inc.
501,000 4.500%,  9/30/2028
h
491,122
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,770,000 3.750%,  12/15/2027
h
2,697,147
goeasy, Ltd.
1,980,000 6.875%,  2/15/2031
h
1,852,071
HAT Holdings I, LLC/HAT Holdings
II, LLC
531,000 8.000%,  6/15/2027
h
551,164
Howard Hughes Corporation
512,000 4.125%,  2/1/2029
h
497,542
Principal
Amount Long-Term Fixed Income  93.6% Value
Financials  13.3% - continued
HSBC Holdings plc
$ 871,000 6.875%,  9/11/2029
d,k
$ 900,571
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
h
2,342,607
380,000 7.250%,  6/15/2030
h
398,972
624,000 7.375%,  1/31/2032
h
654,922
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,074,000 5.250%,  5/15/2027 2,045,493
Intesa Sanpaolo SPA
541,000 4.198%,  6/1/2032
d,h
516,101
Jane Street Group/JSG Finance,
Inc.
477,000 4.500%,  11/15/2029
h
469,778
505,000 7.125%,  4/30/2031
h
530,637
1,280,000 6.125%,  11/1/2032
h
1,302,477
1,700,000 6.750%,  5/1/2033
h
1,774,454
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
h
578,624
1,121,000 6.625%,  10/15/2031
h
1,103,143
Jefferson Capital Holdings, LLC
627,000 6.000%,  8/15/2026
h
625,125
1,961,000 9.500%,  2/15/2029
h
2,059,409
710,000 8.250%,  5/15/2030
h
746,712
JPMorgan Chase & Company
1,966,000
6.406%,  (TSFR3M +
2.745%), 4/1/2026
d,k
1,970,886
406,000 3.650%,  6/1/2026
d,k
403,712
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
1,267,000 4.750%,  6/15/2029
h
1,252,771
Liberty Mutual Group, Inc.
252,000 4.125%,  12/15/2051
d,h
248,483
Macquarie AirFinance Holdings,
Ltd.
1,070,000 6.400%,  3/26/2029
h
1,121,249
825,000 6.500%,  3/26/2031
h
882,316
Midcap Financial Issuer Trust
812,000 6.500%,  5/1/2028
h
810,579
MPT Operating Partnership, LP/
MPT Finance Corporation
1,444,000 4.625%,  8/1/2029 1,209,768
790,000 8.500%,  2/15/2032
h
843,667
NatWest Group plc
541,000 8.125%,  11/10/2033
d,k
608,701
Navient Corporation
512,000 5.500%,  3/15/2029
i
508,240
Nippon Life Insurance Company
570,000 6.500%,  4/30/2055
d,h
613,770
OneMain Finance Corporation
1,678,000 3.500%,  1/15/2027 1,661,623
1,135,000 6.750%,  3/15/2032 1,165,549
2,400,000 7.125%,  9/15/2032 2,493,409
1,690,000 6.750%,  9/15/2033 1,711,342
Osaic Holdings, Inc.
1,190,000 6.750%,  8/1/2032
h
1,243,098
570,000 8.000%,  8/1/2033
h
592,627

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Financials  13.3% - continued
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
$ 1,273,000 4.875%,  5/15/2029
h
$ 1,243,063
PennyMac Financial Services, Inc.
1,700,000 6.875%,  5/15/2032
h
1,779,721
730,000 6.875%,  2/15/2033
h
762,085
Phoenix Aviation Capital, Ltd.
1,360,000 9.250%,  7/15/2030
h
1,448,827
PNC Financial Services Group,
Inc.
842,000 3.400%,  9/15/2026
d,k
825,446
PRA Group, Inc.
1,598,000 8.375%,  2/1/2028
h
1,632,734
RHP Hotel Properties, LP/RHP
Finance Corporation
842,000 4.500%,  2/15/2029
h
833,614
Rithm Capital Corporation
850,000 8.000%,  7/15/2030
h
869,264
RLJ Lodging Trust, LP
681,000 4.000%,  9/15/2029
h
645,917
Rocket Companies, Inc.
818,000 6.500%,  8/1/2029
h
843,675
850,000 6.125%,  8/1/2030
h
878,627
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
3,282,000 3.875%,  3/1/2031
h
3,116,570
945,000 4.000%,  10/15/2033
h
877,996
Ryan Specialty, LLC
1,685,000 5.875%,  8/1/2032
h
1,721,679
Service Properties Trust
1,041,000 8.375%,  6/15/2029 1,046,616
865,000 8.625%,  11/15/2031
h
908,567
SLM Corporation
570,000 6.500%,  1/31/2030 589,983
Societe Generale SA
845,000 8.125%,  11/21/2029
d,h,k
889,737
Starwood Property Trust, Inc.
850,000 5.250%,  10/15/2028
h
856,181
1,140,000 6.500%,  10/15/2030
h
1,188,557
424,000 5.750%,  1/15/2031
h
428,558
Stonebriar ABF Issuer, LLC
680,000 8.125%,  12/15/2030
h
699,856
Stonex Escrow Issuer, LLC
1,690,000 6.875%,  7/15/2032
h
1,752,922
Synchrony Financial
403,000 7.250%,  2/2/2033 432,907
UBS Group AG
1,420,000 7.000%,  2/10/2030
d,h,k
1,451,101
United Wholesale Mortgage, LLC
1,975,000 5.500%,  4/15/2029
h
1,960,846
UWM Holdings, LLC
707,000 6.625%,  2/1/2030
h
715,893
Wells Fargo & Company
405,000 3.900%,  3/15/2026
d,k
403,740
XHR, LP
840,000 4.875%,  6/1/2029
h
828,191
423,000 6.625%,  5/15/2030
h
436,572
Total 114,372,137
Principal
Amount Long-Term Fixed Income  93.6% Value
Foreign Government  0.2%
Teine Energy, Ltd.
$ 2,027,000 6.875%,  4/15/2029
h
$ 2,026,624
Total 2,026,624
Technology  7.3%
Amentum Holdings, Inc.
1,228,000 7.250%,  8/1/2032
h
1,294,415
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
h
2,285,102
Block, Inc.
1,140,000 5.625%,  8/15/2030
h
1,163,167
3,086,000 6.500%,  5/15/2032 3,209,008
1,130,000 6.000%,  8/15/2033
h
1,160,068
Boost Newco Borrower, LLC
1,224,000 7.500%,  1/15/2031
h
1,300,928
CACI International, Inc.
528,000 6.375%,  6/15/2033
h
546,310
Central Parent, Inc./CDK Global,
Inc.
842,000 7.250%,  6/15/2029
h
713,857
Cipher Compute, LLC
980,000 7.125%,  11/15/2030
h
998,113
Cloud Software Group, Inc.
3,424,000 6.500%,  3/31/2029
h
3,468,813
3,182,000 9.000%,  9/30/2029
h
3,314,086
Coherent Corporation
902,000 5.000%,  12/15/2029
h
898,948
CommScope Technologies, LLC
1,136,000 5.000%,  3/15/2027
h
1,133,447
CommScope, LLC
431,000 4.750%,  9/1/2029
h
430,392
CoreWeave, Inc.
850,000 9.250%,  6/1/2030
h
790,307
850,000 9.000%,  2/1/2031
h
779,042
Diebold Nixdorf, Inc.
1,130,000 7.750%,  3/31/2030
h
1,202,507
Fair Isaac Corporation
1,130,000 6.000%,  5/15/2033
h
1,160,676
Flash Compute, LLC
650,000 7.250%,  12/31/2030
h
643,996
Gen Digital, Inc.
944,000 7.125%,  9/30/2030
h
974,807
570,000 6.250%,  4/1/2033
h
587,802
ION Platform Finance US, Inc.
990,000 7.875%,  9/30/2032
h
939,369
ION Platform Finance US, Inc./ION
Platform Finance SARL
851,000 8.750%,  5/1/2029
h
862,158
850,000 9.000%,  8/1/2029
h
836,859
Iron Mountain, Inc.
3,225,000 5.250%,  3/15/2028
h
3,232,271
890,000 5.000%,  7/15/2028
h
888,866
1,560,000 5.250%,  7/15/2030
h
1,541,132
940,000 4.500%,  2/15/2031
h
896,062
Kioxia Holdings Corporation
1,280,000 6.250%,  7/24/2030
h
1,316,910
990,000 6.625%,  7/24/2033
h
1,029,477
McAfee Corporation
1,245,000 7.375%,  2/15/2030
h,i
1,085,737

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Technology  7.3% - continued
NCR Atleos Corporation
$ 633,000 9.500%,  4/1/2029
h
$ 687,043
NCR Voyix Corporation
1,124,000 5.000%,  10/1/2028
h
1,115,989
660,000 5.125%,  4/15/2029
h
655,355
Neptune Bidco US, Inc.
1,199,000 9.290%,  4/15/2029
h
1,201,049
705,000 10.375%,  5/15/2031
h
722,865
Open Text Corporation
2,284,000 3.875%,  12/1/2029
h
2,167,585
Open Text Holdings, Inc.
1,578,000 4.125%,  2/15/2030
h
1,508,286
Pitney Bowes, Inc.
396,000 6.875%,  3/15/2027
h
396,258
RingCentral, Inc.
1,960,000 8.500%,  8/15/2030
h
2,077,764
Rocket Software, Inc.
953,000 9.000%,  11/28/2028
h
982,692
Sabre GLBL, Inc.
570,000 11.125%,  7/15/2030
h
472,570
Seagate Data Storage Technology,
Private Ltd.
2,483,000 4.091%,  6/1/2029
h
2,433,173
Sensata Technologies BV
1,469,000 4.000%,  4/15/2029
h,i
1,433,293
Sensata Technologies, Inc.
450,000 3.750%,  2/15/2031
h
422,314
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
198,000 6.750%,  8/15/2032
h
204,433
SS&C Technologies, Inc.
1,683,000 6.500%,  6/1/2032
h
1,751,017
UKG, Inc.
1,571,000 6.875%,  2/1/2031
h
1,613,752
Viavi Solutions, Inc.
978,000 3.750%,  10/1/2029
h
936,068
WULF Compute, LLC
1,270,000 7.750%,  10/15/2030
h
1,308,416
Total 62,774,554
Transportation  1.8%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
267,334 5.500%,  4/20/2026
h
267,713
1,241,000 5.750%,  4/20/2029
h
1,263,759
Avianca Midco 2 plc
1,420,000 9.000%,  12/1/2028
h
1,429,457
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
h,i
979,553
DCLI Bidco, LLC
757,000 7.750%,  11/15/2029
h
778,134
OneSky Flight, LLC
1,694,000 8.875%,  12/15/2029
h
1,812,809
Rand Parent, LLC
1,974,000 8.500%,  2/15/2030
h
2,056,618
RXO, Inc.
2,176,000 7.500%,  11/15/2027
h
2,224,024
Star Leasing Company, LLC
1,280,000 7.625%,  2/15/2030
h
1,190,686
Principal
Amount Long-Term Fixed Income  93.6% Value
Transportation  1.8% - continued
Stena International SA
$ 1,255,000 7.250%,  1/15/2031
h
$ 1,279,355
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
h
464,393
1,441,000 6.375%,  2/1/2030
h,i
1,371,326
Total 15,117,827
Utilities  3.9%
AES Corporation
541,000 7.600%,  1/15/2055
d
550,959
Algonquin Power & Utilities
Corporation
2,145,000 4.750%,  1/18/2082
d
2,115,330
Alpha Generation, LLC
719,000 6.750%,  10/15/2032
h
744,301
Calpine Corporation
1,290,000 4.500%,  2/15/2028
h
1,290,854
Dominion Energy, Inc.
541,000 7.000%,  6/1/2054
d
585,768
Duke Energy Corporation
550,000 6.450%,  9/1/2054
d
577,268
Edison International
711,000 5.000%,  12/15/2026
d,k
708,442
Hawaiian Electric Company, Inc.
570,000 6.000%,  10/1/2033
h
577,942
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
h
1,013,675
Lightning Power, LLC
1,230,000 7.250%,  8/15/2032
h
1,307,922
Long Ridge Energy, LLC
1,700,000 8.750%,  2/15/2032
h
1,809,550
NiSource, Inc.
365,000 6.375%,  3/31/2055
d
378,021
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
h
1,343,609
671,000 6.000%,  2/1/2033
h
684,285
2,830,000 5.750%,  1/15/2034
h
2,858,781
671,000 6.250%,  11/1/2034
h
689,127
PG&E Corporation
634,000 7.375%,  3/15/2055
d
660,305
Talen Energy Supply, LLC
1,868,000 8.625%,  6/1/2030
h
1,977,753
560,000 6.250%,  2/1/2034
h
571,152
280,000 6.500%,  2/1/2036
h
289,545
Terraform Global Operating, LLC
1,183,000 6.125%,  3/1/2026
h
1,174,577
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
h
3,741,562
TransAlta Corporation
1,690,000 5.875%,  2/1/2034 1,701,678
Vistra Corporation
4,065,000 7.000%,  12/15/2026
d,h,k
4,135,990
Vistra Operations Company, LLC
1,307,000 5.000%,  7/31/2027
h
1,310,007

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.6% Value
Utilities  3.9% - continued
VoltaGrid, LLC
$ 710,000 7.375%,  11/1/2030
h
$ 703,429
Total 33,501,832
Total Long-Term Fixed Income
(cost $793,568,931) 803,762,847
Shares
Collateral Held for Securities
Loaned 4.2% Value
36,054,358 Thrivent Cash Management Trust 36,054,358
Total Collateral Held for
Securities Loaned
(cost $36,054,358) 36,054,358
Shares Preferred Stock 0.2% Value
Capital Goods  0.2%
21,904 Boeing Company, Convertible,
6.000% 1,512,690
Total 1,512,690
Total Preferred Stock
(cost $1,205,057) 1,512,690
Shares Common Stock 0.1% Value
Communications Services  0.1%
18,123 Altice Luxco 3
l
319,174
Total 319,174
Consumer Non-Cyclical  <0.1%
24,974 Modivcare, Inc.
e,l
124,870
Total 124,870
Total Common Stock
(cost $453,236) 444,044
Shares or
Principal
Amount Short-Term Investments 2.4% Value
State Street Institutional U.S.
Government Money Market
Fund
20,500,466 3.740%
m
20,500,466
Total Short-Term Investments
(cost $20,500,466) 20,500,466
Total Investments (cost
$871,048,654) 102.7% $881,553,862
Other Assets and Liabilities, Net
(2.7%) (23,250,230)
Total Net Assets 100.0% $858,303,632
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $704,493,457 or
82.1% of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2025.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of December 31, 2025 was $19,821 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of December 31, 2025.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 34,684,499
Total lending $34,684,499
Gross amount payable upon return of
collateral for securities loaned $36,054,358
Net amounts due to counterparty $1,369,859

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
DAC - Designated Activity Company
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 21,493,883
Gross unrealized depreciation (11,486,568)
Net unrealized appreciation (depreciation) $ 10,007,315
Cost for federal income tax purposes $ 871,546,547
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,830,961 – 2,250,113 1,580,848
Capital Goods 1,702,465 – 1,702,465 –
Communications Services 3,674,364 – 3,674,364 –
Consumer Cyclical 3,237,902 – 3,237,902 –
Consumer Non-Cyclical 4,126,278 – 4,007,790 118,488
Financials 267,119 – 267,119 –
Technology 775,859 – 775,859 –
Transportation 1,664,509 – 1,664,509 –
Long-Term Fixed Income
Basic Materials 44,430,648 – 44,430,645 3
Capital Goods 85,964,578 – 85,964,578 –
Communications Services 105,050,319 – 105,050,319 –
Consumer Cyclical 140,793,473 – 140,793,473 –
Consumer Non-Cyclical 103,828,027 – 103,828,027 –
Energy 95,902,828 – 95,902,828 –
Financials 114,372,137 – 114,372,137 –
Foreign Government 2,026,624 – 2,026,624 –
Technology 62,774,554 – 62,774,554 –
Transportation 15,117,827 – 15,117,827 –
Utilities 33,501,832 – 33,501,832 –
Preferred Stock
Capital Goods 1,512,690 1,512,690 – –
Common Stock
Communications Services 319,174 – 319,174 –
Consumer Non-Cyclical 124,870 – – 124,870
Short-Term Investments 20,500,466 20,500,466 – –
Subtotal Investments in Securities $845,499,504 $22,013,156 $821,662,139 $1,824,209
Other Investments  * Total
Collateral Held for Securities Loaned 36,054,358
Subtotal Other Investments $36,054,358
Total Investments at Value $881,553,862
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $25,904 $12,143 $38,047 $– – –
Total Affiliated Short-Term Investments 25,904 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 49,599 317,475 331,020 36,054 36,054 4.2%
Total Collateral Held for Securities Loaned 49,599 36,054 4.2
Total Value $75,503 $36,054
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $10 ($10) $ – $59
Total Income/Non Cash Income from Affiliated
Investments $59
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 336
Total Affiliated Income from Securities Loaned, Net $336
Total Value $10 ($10) $ –

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 95.2% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 83,262
4.346%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 38,471
Total 38,471
Basic Materials  1.7%
Anglo American Capital plc
1,484,000 4.750%,  4/10/2027
c
1,495,371
3,050,000 5.750%,  4/5/2034
c
3,199,163
Eastman Chemical Company
3,050,000 5.000%,  8/1/2029 3,111,699
First Quantum Minerals, Ltd.
3,150,000 8.625%,  6/1/2031
c
3,314,884
FMC Corporation
2,650,000 8.450%,  11/1/2055
b
2,097,490
Glencore Funding, LLC
1,950,000 2.500%,  9/1/2030
c
1,786,755
International Flavors & Fragrances,
Inc.
1,443,000 2.300%,  11/1/2030
c
1,302,022
Smurfit Kappa Treasury, ULC
1,300,000 5.777%,  4/3/2054 1,306,037
1,800,000 5.438%,  4/3/2034 1,863,720
Smurfit Westrock Financing DAC
1,200,000 5.418%,  1/15/2035 1,235,576
Total 20,712,717
Capital Goods  5.0%
Amphenol Corporation
2,050,000 4.400%,  2/15/2033 2,028,461
Amrize Finance US, LLC
2,250,000 4.950%,  4/7/2030 2,300,586
BAE Systems plc
625,000 5.500%,  3/26/2054
c
626,111
1,550,000 3.400%,  4/15/2030
c
1,498,277
1,600,000 1.900%,  2/15/2031
c
1,419,198
Boeing Company
1,250,000 5.805%,  5/1/2050 1,229,493
1,825,000 6.858%,  5/1/2054 2,049,728
1,950,000 5.930%,  5/1/2060 1,912,085
900,000 6.528%,  5/1/2034 995,723
3,000,000 5.705%,  5/1/2040 3,062,334
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,436,646
CNH Industrial Capital, LLC
2,150,000 4.550%,  4/10/2028 2,164,701
General Dynamics Corporation
2,100,000 4.950%,  8/15/2035 2,141,922
General Electric Company
800,000 4.900%,  1/29/2036 812,217
GFL Environmental, Inc.
3,700,000 6.750%,  1/15/2031
c
3,881,936
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,637,411
900,000 4.550%,  11/15/2032 904,010
1,900,000 5.950%,  2/1/2037 2,054,164
Lockheed Martin Corporation
2,300,000 5.000%,  8/15/2035 2,342,608
Principal
Amount Long-Term Fixed Income  95.2% Value
Capital Goods  5.0% - continued
Northrop Grumman Corporation
$ 1,550,000 4.700%,  3/15/2033 $ 1,565,087
Regal Rexnord Corporation
2,100,000 6.050%,  4/15/2028 2,172,372
1,800,000 6.300%,  2/15/2030 1,907,752
Republic Services, Inc.
4,100,000 4.875%,  4/1/2029 4,201,799
RTX Corporation
1,000,000 3.030%,  3/15/2052 652,161
1,150,000 6.400%,  3/15/2054 1,265,534
1,850,000 6.000%,  3/15/2031 1,992,731
1,150,000 6.100%,  3/15/2034 1,258,209
925,000 4.450%,  11/16/2038 868,420
Spirit AeroSystems, Inc.
5,150,000 4.600%,  6/15/2028 5,155,973
Waste Connections, Inc.
3,400,000 5.000%,  3/1/2034 3,472,024
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
c
1,572,335
Total 62,582,008
Collateralized Mortgage Obligations  0.9%
GCAT Trust
4,161,895
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
4,236,135
PMT Loan Trust
4,667,689
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
b,c
4,753,751
2,600,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
2,664,236
Total 11,654,122
Communications Services  6.0%
American Tower Corporation
3,300,000 5.650%,  3/15/2033 3,476,894
1,500,000 5.350%,  3/15/2035 1,537,822
AppLovin Corporation
3,550,000 5.375%,  12/1/2031 3,681,243
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,581,096
2,300,000 3.500%,  9/15/2053 1,539,216
3,087,000 2.550%,  12/1/2033 2,634,663
3,550,000 5.400%,  2/15/2034 3,680,837
1,700,000 4.500%,  3/9/2048 1,403,624
CCO Holdings, LLC/CCO Holdings
Capital Corporation
5,650,000 4.750%,  2/1/2032
c,d
5,163,773
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,200,000 6.550%,  6/1/2034 1,262,107
1,700,000 6.384%,  10/23/2035 1,754,495
1,150,000 5.850%,  12/1/2035 1,147,210
1,350,000 6.484%,  10/23/2045 1,269,225
Comcast Corporation
2,100,000 5.650%,  6/1/2054 1,967,917
1,700,000 5.300%,  6/1/2034 1,751,984
2,650,000 4.600%,  10/15/2038 2,467,175
Meta Platforms, Inc.
1,750,000 5.625%,  11/15/2055 1,679,599

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Communications Services  6.0% - continued
$ 2,250,000 4.950%,  5/15/2033 $ 2,315,223
1,375,000 4.875%,  11/15/2035 1,373,158
Netflix, Inc.
3,800,000 4.875%,  6/15/2030
c
3,895,860
Sprint Capital Corporation
6,200,000 8.750%,  3/15/2032 7,498,008
T-Mobile USA, Inc.
3,500,000 5.700%,  1/15/2056 3,414,689
3,400,000 3.400%,  10/15/2052 2,285,305
1,550,000 3.000%,  2/15/2041 1,154,980
Verizon Communications, Inc.
1,250,000 5.500%,  2/23/2054
d
1,200,062
1,600,000 4.000%,  3/22/2050 1,219,269
2,200,000 4.750%,  1/15/2033 2,198,277
1,740,000 4.780%,  2/15/2035 1,713,156
2,350,000 5.250%,  4/2/2035 2,388,512
1,379,000 5.401%,  7/2/2037
c
1,393,768
2,700,000 3.400%,  3/22/2041 2,114,144
Videotron, Ltd.
3,100,000 3.625%,  6/15/2029
c
3,015,100
Total 75,178,391
Consumer Cyclical  5.5%
Amazon.com, Inc.
1,300,000 3.100%,  5/12/2051 872,763
1,250,000 5.450%,  11/20/2055 1,220,030
American Honda Finance
Corporation
1,450,000 5.050%,  7/10/2031 1,489,069
1,900,000 5.150%,  7/9/2032 1,952,368
D.R. Horton, Inc.
2,700,000 5.000%,  10/15/2034 2,731,114
Daimler Truck Finance North
America, LLC
1,950,000 5.400%,  9/20/2028
c
2,010,490
2,500,000 2.375%,  12/14/2028
c
2,377,633
Expedia Group, Inc.
1,900,000 3.250%,  2/15/2030 1,822,238
Ford Motor Credit Company, LLC
1,350,000 5.850%,  5/17/2027 1,370,509
1,750,000 6.800%,  5/12/2028 1,826,082
1,500,000 5.303%,  9/6/2029 1,510,327
General Motors Financial
Company, Inc.
2,800,000 5.750%,  2/8/2031 2,945,055
2,200,000 6.400%,  1/9/2033 2,375,180
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,261,897
Home Depot, Inc.
1,680,000 4.250%,  4/1/2046 1,422,454
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
c
2,623,209
1,000,000 4.250%,  9/18/2028
c
1,000,344
4,350,000 6.200%,  9/21/2030
c
4,637,452
Las Vegas Sands Corporation
3,350,000 6.000%,  8/15/2029 3,496,617
Lowe's Companies, Inc.
1,450,000 5.625%,  4/15/2053 1,405,790
3,000,000 2.625%,  4/1/2031 2,752,286
Marriott International, Inc./MD
1,900,000 4.625%,  6/15/2030 1,928,358
Principal
Amount Long-Term Fixed Income  95.2% Value
Consumer Cyclical  5.5% - continued
$ 1,450,000 5.100%,  4/15/2032 $ 1,493,245
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,860,436
Ralph Lauren Corporation
2,300,000 5.000%,  6/15/2032 2,363,324
Royal Caribbean Cruises, Ltd.
2,900,000 6.250%,  3/15/2032
c
3,000,781
Stellantis Finance US, Inc.
1,300,000 5.350%,  3/17/2028
c
1,324,572
Stellantis Financial Services US
Corporation
2,000,000 4.950%,  9/15/2028
c
2,027,481
Target Corporation
1,250,000 4.500%,  9/15/2034
d
1,237,588
Toll Brothers Finance Corporation
1,800,000 3.800%,  11/1/2029 1,770,398
Toyota Motor Credit Corporation
2,600,000 5.350%,  1/9/2035 2,724,581
VICI Properties, LP/VICI Note
Company, Inc.
3,000,000 5.750%,  2/1/2027
c
3,033,671
180,000 4.625%,  12/1/2029
c
179,649
Walmart, Inc.
1,700,000 4.500%,  9/9/2052 1,497,266
Total 68,544,257
Consumer Non-Cyclical  9.4%
Abbott Laboratories
2,000,000 6.000%,  4/1/2039 2,197,859
AbbVie, Inc.
1,625,000 5.400%,  3/15/2054 1,579,780
1,400,000 5.600%,  3/15/2055 1,402,511
1,050,000 5.050%,  3/15/2034 1,079,071
2,100,000 4.550%,  3/15/2035 2,067,401
2,600,000 4.300%,  5/14/2036 2,494,599
Amgen, Inc.
3,250,000 5.650%,  3/2/2053 3,182,392
1,900,000 5.250%,  3/2/2033 1,966,807
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,710,000 4.700%,  2/1/2036 1,692,635
Anheuser-Busch InBev Worldwide,
Inc.
2,200,000 4.439%,  10/6/2048 1,892,652
BAT Capital Corporation
2,150,000 6.250%,  8/15/2055 2,217,048
2,500,000 6.343%,  8/2/2030 2,703,923
1,150,000 5.834%,  2/20/2031 1,220,064
1,900,000 7.750%,  10/19/2032 2,219,273
Bristol-Myers Squibb Company
1,450,000 5.550%,  2/22/2054 1,424,007
Bunge, Ltd. Finance Corporation
2,000,000 5.250%,  4/21/2032 2,055,081
775,000 4.650%,  9/17/2034 760,413
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
832,954
1,150,000 5.375%,  10/23/2055
c
1,106,761
Cigna Group
2,400,000 4.875%,  9/15/2032 2,431,230

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Consumer Non-Cyclical  9.4% - continued
Constellation Brands, Inc.
$ 1,350,000 4.800%,  1/15/2029 $ 1,371,725
2,250,000 4.950%,  11/1/2035 2,225,067
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
488,000 4.750%,  1/15/2029
c
480,858
1,000,000 5.600%,  1/15/2031
c
1,009,096
CVS Health Corporation
2,500,000 5.625%,  2/21/2053 2,346,783
2,150,000 5.550%,  6/1/2031 2,250,117
1,300,000 2.125%,  9/15/2031 1,142,005
2,250,000 5.050%,  3/25/2048 1,983,487
Eli Lilly & Company
1,600,000 5.100%,  2/9/2064 1,473,197
1,900,000 5.500%,  2/12/2055 1,901,621
1,750,000 4.700%,  2/27/2033 1,786,604
HCA, Inc.
2,900,000 5.450%,  4/1/2031 3,026,727
2,350,000 5.500%,  3/1/2032 2,448,860
2,100,000 4.900%,  11/15/2035 2,071,285
Imperial Brands Finance plc
2,350,000 5.625%,  7/1/2035
c
2,412,412
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
1,600,000 3.625%,  1/15/2032 1,497,236
1,100,000 3.000%,  5/15/2032 987,418
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
3,600,000 6.375%,  2/25/2055
c
3,659,726
Kenvue, Inc.
1,100,000 5.000%,  3/22/2030 1,134,416
Keurig Dr Pepper, Inc.
3,000,000 4.600%,  5/15/2030 3,015,500
L'Oreal SA
1,050,000 5.000%,  5/20/2035
c
1,073,249
Mars, Inc.
3,800,000 4.800%,  3/1/2030
c
3,883,458
1,350,000 5.000%,  3/1/2032
c
1,391,505
700,000 5.650%,  5/1/2045
c
705,611
Mattel, Inc.
1,250,000 5.000%,  11/17/2030 1,258,668
Medtronic, Inc.
2,700,000 4.375%,  3/15/2035 2,648,091
Nestle Holdings, Inc.
1,900,000 4.850%,  3/14/2033
c
1,950,255
Pfizer, Inc.
1,100,000 4.500%,  11/15/2032 1,102,534
1,250,000 4.875%,  11/15/2035 1,253,737
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,840,089
1,850,000 5.125%,  2/13/2031 1,916,976
2,435,000 5.750%,  11/17/2032 2,602,366
3,000,000 5.250%,  2/13/2034 3,100,835
3,300,000 4.875%,  4/30/2035 3,310,691
Roche Holdings, Inc.
2,800,000 2.607%,  12/13/2051
c
1,707,732
1,900,000 4.374%,  12/2/2032
c
1,892,669
1,550,000 4.985%,  3/8/2034
c
1,595,984
Principal
Amount Long-Term Fixed Income  95.2% Value
Consumer Non-Cyclical  9.4% - continued
Smithfield Foods, Inc.
$ 1,200,000 3.000%,  10/15/2030
c
$ 1,104,099
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,104,194
Takeda Pharmaceutical Company,
Ltd.
2,300,000 3.175%,  7/9/2050 1,533,888
2,100,000 5.300%,  7/5/2034 2,166,478
Tenet Healthcare Corporation
1,350,000 5.500%,  11/15/2032
c
1,368,510
Teva Pharmaceutical Finance
Netherlands III BV
2,600,000 4.100%,  10/1/2046 1,966,132
Total 117,228,352
Energy  6.4%
BP Capital Markets America, Inc.
3,500,000 3.001%,  3/17/2052 2,238,774
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 659,687
Cheniere Energy Partners, LP
2,060,000 4.500%,  10/1/2029 2,064,331
2,000,000 4.000%,  3/1/2031 1,947,518
1,150,000 5.950%,  6/30/2033 1,219,429
2,650,000 5.550%,  10/30/2035
c
2,709,302
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034 1,141,118
Columbia Pipelines Holding
Company, LLC
3,750,000 5.097%,  10/1/2031
c
3,813,286
Diamondback Energy, Inc.
550,000 5.150%,  1/30/2030 565,712
550,000 5.400%,  4/18/2034 563,158
DT Midstream, Inc.
2,500,000 4.300%,  4/15/2032
c
2,414,880
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,550,151
Energy Transfer, LP
1,100,000 8.000%,  5/15/2054
b
1,174,201
1,950,000 6.050%,  9/1/2054 1,875,347
1,500,000 6.500%,  11/15/2026
b,e
1,506,606
2,150,000 3.750%,  5/15/2030 2,092,310
1,100,000 5.550%,  5/15/2034 1,130,422
1,400,000 5.700%,  4/1/2035 1,449,177
Enterprise Products Operating,
LLC
1,350,000
7.099%,  (TSFR3M +
3.248%), 8/16/2077
b
1,347,349
EOG Resources, Inc.
1,050,000 5.000%,  7/15/2032 1,075,499
EQT Corporation
1,500,000 7.500%,  6/1/2030 1,649,953
Expand Energy Corporation
3,300,000 5.375%,  3/15/2030 3,344,842
1,500,000 4.750%,  2/1/2032 1,479,760
Kinder Morgan, Inc.
1,350,000 5.850%,  6/1/2035
d
1,427,910
MPLX, LP
2,300,000 5.000%,  1/15/2033 2,308,199
1,050,000 5.500%,  6/1/2034 1,071,201

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Energy  6.4% - continued
ONEOK, Inc.
$ 4,400,000 6.350%,  1/15/2031 $ 4,722,360
Ovintiv, Inc.
1,600,000 5.650%,  5/15/2028 1,647,161
2,700,000 6.250%,  7/15/2033 2,863,943
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,632,494
Plains All American Pipeline, LP/
PAA Finance Corporation
1,950,000 3.800%,  9/15/2030 1,892,823
Repsol E&P Capital Markets US,
LLC
2,400,000 5.204%,  9/16/2030
c
2,433,958
South Bow USA Infrastructure
Holdings, LLC
1,925,000 5.026%,  10/1/2029 1,952,683
Targa Resources Corporation
1,100,000 6.125%,  3/15/2033 1,176,645
725,000 5.500%,  2/15/2035 742,655
TotalEnergies Capital SA
3,375,000 5.488%,  4/5/2054 3,263,350
675,000 5.150%,  4/5/2034 700,757
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,217,574
Transcontinental Gas Pipe Line
Company, LLC
2,200,000 5.750%,  3/15/2056
c
2,176,809
Venture Global LNG, Inc.
3,150,000 9.000%,  9/30/2029
b,c,e
2,487,652
Venture Global Plaquemines LNG,
LLC
800,000 6.500%,  1/15/2034
c
819,392
Williams Companies, Inc.
1,200,000 5.300%,  8/15/2052 1,106,851
1,700,000 7.500%,  1/15/2031 1,929,629
1,600,000 5.600%,  3/15/2035 1,663,970
2,000,000 4.850%,  3/1/2048 1,751,863
Total 80,002,691
Financials  35.2%
200 Park Funding Trust
1,200,000 5.740%,  2/15/2055
c
1,193,603
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,300,000 6.950%,  3/10/2055
b
1,362,187
3,100,000 6.150%,  9/30/2030 3,314,224
3,350,000 5.375%,  12/15/2031 3,469,591
1,400,000 3.400%,  10/29/2033 1,263,955
Air Lease Corporation
3,100,000 4.650%,  6/15/2026
b,e
3,057,749
1,500,000 3.000%,  2/1/2030 1,406,075
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
c
777,295
1,350,000 6.500%,  7/18/2028
c
1,419,237
Allianz SE
150,000 6.550%,  10/30/2033
b,c,e
155,706
Ally Financial, Inc.
800,000 5.737%,  5/15/2029
b
820,312
1,250,000 8.000%,  11/1/2031 1,418,757
American Express Company
3,400,000 5.085%,  1/30/2031
b
3,504,561
Principal
Amount Long-Term Fixed Income  95.2% Value
Financials  35.2% - continued
$ 850,000 4.918%,  7/20/2033
b
$ 865,042
2,000,000 5.284%,  7/26/2035
b
2,060,956
1,100,000 5.667%,  4/25/2036
b
1,161,452
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,385,550
American International Group, Inc.
850,000 5.450%,  5/7/2035 885,456
Ameriprise Financial, Inc.
3,850,000 5.200%,  4/15/2035 3,930,732
ANZ Bank New Zealand, Ltd.
1,200,000 5.548%,  8/11/2032
b,c
1,223,179
1,500,000 5.898%,  7/10/2034
b,c
1,558,010
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,662,745
Apollo Debt Solutions BDC
500,000 5.200%,  12/8/2028
c
499,906
Ares Capital Corporation
1,800,000 2.875%,  6/15/2027 1,761,507
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 2,020,931
Aviation Capital Group, LLC
1,550,000 5.125%,  4/10/2030
c
1,573,776
Avolon Holdings Funding, Ltd.
2,600,000 5.750%,  11/15/2029
c
2,697,391
2,300,000 4.900%,  10/10/2030
c
2,312,199
750,000 4.700%,  1/30/2031
c
745,172
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
935,100
Banco Santander SA
2,400,000 5.294%,  8/18/2027 2,444,024
1,600,000 5.127%,  11/6/2035 1,599,443
Bank of America Corporation
1,970,000 3.194%,  7/23/2030
b
1,902,781
1,650,000 6.250%,  7/26/2030
b,e
1,675,915
2,750,000 2.572%,  10/20/2032
b
2,480,234
2,800,000 4.571%,  4/27/2033
b
2,793,139
1,600,000 5.468%,  1/23/2035
b
1,666,751
4,750,000 5.511%,  1/24/2036
b
4,952,340
6,000,000 2.482%,  9/21/2036
b
5,265,387
Bank of Montreal
1,750,000 6.875%,  11/26/2085
b
1,800,650
3,150,000 5.511%,  6/4/2031 3,314,291
Bank of New York Mellon
Corporation
2,900,000 4.942%,  2/11/2031
b
2,982,051
Bank of Nova Scotia
3,900,000 6.875%,  10/27/2085
b
3,998,556
Barclays plc
1,150,000 9.625%,  12/15/2029
b,e
1,302,715
1,100,000 5.367%,  2/25/2031
b
1,136,926
1,600,000 2.645%,  6/24/2031
b
1,481,355
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
c
767,925
950,000 7.625%,  2/11/2035
b,c
997,500
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,572,926
950,000 4.250%,  1/15/2049 796,535

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Financials  35.2% - continued
Blackstone Private Credit Fund
$ 1,700,000 4.950%,  9/26/2027 $ 1,709,181
Blackstone Reg Finance
Company, LLC
3,100,000 5.000%,  12/6/2034 3,127,018
Blackstone Secured Lending Fund
1,175,000 5.875%,  11/15/2027 1,199,550
2,300,000 5.350%,  4/13/2028 2,320,263
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,988,197
850,000 6.600%,  9/15/2029 874,176
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
c
2,982,077
BNP Paribas SA
1,550,000 4.792%,  5/9/2029
b,c
1,567,215
1,900,000 5.497%,  5/20/2030
b,c
1,965,475
2,000,000 5.786%,  1/13/2033
b,c
2,099,469
1,450,000 6.875%,  12/15/2033
b,c,e
1,456,223
BPCE SA
1,000,000 6.612%,  10/19/2027
b,c
1,018,829
2,250,000 5.876%,  1/14/2031
b,c
2,350,320
1,650,000 6.508%,  1/18/2035
b,c
1,749,706
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,440,228
Brookfield Asset Management,
Ltd.
600,000 6.077%,  9/15/2055 613,321
Brown & Brown, Inc.
250,000 6.250%,  6/23/2055 259,954
1,050,000 5.250%,  6/23/2032 1,073,762
Capital One Financial Corporation
3,900,000 6.312%,  6/8/2029
b
4,092,857
1,175,000 6.183%,  1/30/2036
b
1,226,562
1,875,000 5.197%,  9/11/2036
b
1,865,542
Capital One NA
2,490,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,587,078
Centene Corporation
3,105,000 3.375%,  2/15/2030 2,857,328
Charles Schwab Corporation
1,550,000 4.000%,  12/1/2030
b,e
1,447,057
3,600,000 4.914%,  11/14/2036
b
3,575,826
Citadel Securities Global Holdings,
LLC
250,000 6.200%,  6/18/2035
c
263,161
Citigroup, Inc.
2,000,000 4.075%,  4/23/2029
b
1,998,625
1,450,000 5.174%,  2/13/2030
b
1,487,919
2,150,000 6.950%,  2/15/2030
b,e
2,216,596
2,200,000 6.625%,  2/15/2031
b,e
2,235,798
3,900,000 3.057%,  1/25/2033
b
3,572,651
2,350,000 5.449%,  6/11/2035
b
2,433,636
3,350,000 6.020%,  1/24/2036
b
3,508,759
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
b
1,668,806
1,425,000 5.718%,  7/23/2032
b
1,493,982
COPT Defense Properties, LP
1,675,000 2.250%,  3/15/2026 1,667,587
1,000,000 4.500%,  10/15/2030 995,144
Principal
Amount Long-Term Fixed Income  95.2% Value
Financials  35.2% - continued
Corebridge Financial, Inc.
$ 1,550,000 6.375%,  9/15/2054
b
$ 1,561,845
Corebridge Global Funding
2,050,000 5.200%,  6/24/2029
c
2,104,922
2,750,000 4.450%,  10/2/2030
c
2,739,184
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 1,029,718
Credit Agricole SA
2,300,000 7.125%,  9/23/2035
b,c,e
2,394,926
Credit Suisse Group AG
2,450,000 5.250%,  N/A
*,f
637,000
2,500,000 7.250%,  N/A
*,f
650,000
1,950,000 7.500%,  N/A
*,f
507,000
Deutsche Bank AG/New York, NY
2,650,000 5.373%,  1/10/2029
b
2,704,248
2,550,000 4.999%,  9/11/2030
b
2,589,154
2,500,000 5.297%,  5/9/2031
b
2,561,416
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
4,250,000 5.950%,  9/17/2030
c
4,053,818
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,128,203
1,200,000 5.700%,  2/15/2055 1,170,203
1,250,000 6.100%,  10/15/2052 1,288,536
1,500,000 4.750%,  2/15/2033 1,504,621
EPR Properties
1,726,000 4.950%,  4/15/2028 1,738,558
3,900,000 4.750%,  11/15/2030 3,869,617
Fairfax Financial Holdings, Ltd.
2,650,000 6.100%,  3/15/2055 2,656,597
Fifth Third Bancorp
1,550,000 4.895%,  9/6/2030
b
1,574,998
First Citizens BancShares, Inc./NC
3,900,000 5.600%,  9/5/2035
b
3,893,218
First-Citizens Bank & Trust
Company
3,600,000 6.125%,  3/9/2028 3,731,175
Fortitude Group Holdings, LLC
2,575,000 6.250%,  4/1/2030
c
2,682,084
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
g,h
0
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 969,775
Goldman Sachs Group, Inc.
5,050,000 5.207%,  1/28/2031
b
5,214,862
2,250,000 4.369%,  10/21/2031
b
2,244,637
3,450,000 3.102%,  2/24/2033
b
3,178,228
2,450,000 5.536%,  1/28/2036
b
2,542,797
Healthcare Realty Holdings, LP
3,250,000 2.000%,  3/15/2031 2,850,492
High Street Funding Trust III
1,250,000 5.807%,  2/15/2055
c
1,245,183
Highwoods Realty, LP
1,050,000 4.125%,  3/15/2028 1,040,681
2,100,000 4.200%,  4/15/2029 2,067,857
900,000 5.350%,  1/15/2033 899,325
HSBC Holdings plc
1,350,000 5.133%,  11/6/2036
b
1,353,692

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Financials  35.2% - continued
Huntington Bancshares, Inc./OH
$ 2,500,000 5.709%,  2/2/2035
b
$ 2,611,482
Invitation Homes Operating
Partnership, LP
1,250,000 5.450%,  8/15/2030 1,299,477
1,500,000 2.000%,  8/15/2031 1,310,174
2,750,000 4.950%,  1/15/2033 2,789,932
Jane Street Group/JSG Finance,
Inc.
3,400,000 6.750%,  5/1/2033
c
3,548,908
JPMorgan Chase & Company
2,700,000 6.875%,  6/1/2029
b,e
2,863,393
2,100,000 4.995%,  7/22/2030
b
2,155,936
1,200,000 2.956%,  5/13/2031
b
1,132,037
2,550,000 4.586%,  4/26/2033
b
2,563,439
2,550,000 4.912%,  7/25/2033
b
2,597,708
2,000,000 5.717%,  9/14/2033
b
2,114,388
900,000 5.336%,  1/23/2035
b
932,777
3,100,000 4.946%,  10/22/2035
b
3,130,560
3,800,000 4.810%,  10/22/2036
b
3,773,263
KeyCorp
1,850,000 6.401%,  3/6/2035
b
2,009,461
Kilroy Realty, LP
1,550,000 4.250%,  8/15/2029 1,518,569
900,000 6.250%,  1/15/2036 930,240
Kimco Realty OP, LLC
1,000,000 6.400%,  3/1/2034 1,103,186
Lloyds Banking Group plc
1,500,000 5.985%,  8/7/2027
b
1,516,533
1,375,000 5.087%,  11/26/2028
b
1,401,145
750,000 6.068%,  6/13/2036
b
788,628
LPL Holdings, Inc.
1,100,000 5.150%,  6/15/2030 1,121,795
2,900,000 4.375%,  5/15/2031
c
2,819,873
1,350,000 5.650%,  3/15/2035 1,383,751
Macquarie AirFinance Holdings,
Ltd.
1,350,000 5.200%,  3/27/2028
c
1,370,383
925,000 6.400%,  3/26/2029
c
969,304
375,000 6.500%,  3/26/2031
c
401,053
Massachusetts Mutual Life
Insurance Company
3,600,000 3.200%,  12/1/2061
c
2,149,195
MetLife, Inc.
1,600,000 6.350%,  3/15/2055
b
1,687,288
Mitsubishi UFJ Financial Group,
Inc.
1,800,000 5.159%,  4/24/2031
b
1,855,093
2,750,000 5.133%,  7/20/2033
b
2,824,076
Mizuho Financial Group, Inc.
1,200,000 5.098%,  5/13/2031
b
1,234,145
1,100,000 1.979%,  9/8/2031
b
987,481
Morgan Stanley
2,150,000 5.656%,  4/18/2030
b
2,239,925
2,500,000 5.230%,  1/15/2031
b
2,578,718
2,600,000 3.622%,  4/1/2031
b
2,526,224
2,800,000 5.192%,  4/17/2031
b
2,887,001
2,350,000 1.794%,  2/13/2032
b
2,063,889
1,750,000 2.943%,  1/21/2033
b
1,597,213
1,050,000 4.889%,  7/20/2033
b
1,065,117
3,600,000 6.342%,  10/18/2033
b
3,945,499
1,400,000 6.627%,  11/1/2034
b
1,565,435
1,600,000 5.466%,  1/18/2035
b
1,663,161
Principal
Amount Long-Term Fixed Income  95.2% Value
Financials  35.2% - continued
$ 1,650,000 5.587%,  1/18/2036
b
$ 1,724,226
800,000 5.664%,  4/17/2036
b
839,732
Nationwide Building Society
2,300,000 6.557%,  10/18/2027
b,c
2,343,217
Nationwide Mutual Insurance
Company
1,725,000 4.350%,  4/30/2050
c
1,350,425
NatWest Group plc
3,650,000 5.115%,  5/23/2031
b
3,746,736
2,850,000 3.032%,  11/28/2035
b
2,620,386
New York Life Insurance Company
1,800,000 3.750%,  5/15/2050
c
1,334,140
Nippon Life Insurance Company
1,750,000 6.500%,  4/30/2055
b,c
1,884,381
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,351,271
1,625,000 3.625%,  10/1/2029 1,573,344
Pacific Life Insurance Company
1,800,000 5.950%,  9/15/2055
c
1,803,856
Phillips Edison Grocery Center
Operating Partnership I, LP
2,550,000 5.250%,  8/15/2032 2,606,369
PNC Financial Services Group,
Inc.
2,300,000 5.222%,  1/29/2031
b
2,379,758
3,000,000 5.068%,  1/24/2034
b
3,069,378
2,100,000 6.875%,  10/20/2034
b
2,376,417
1,050,000 5.373%,  7/21/2036
b
1,079,909
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
121,571
4.185%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
111,436
Prudential Financial, Inc.
2,250,000 3.700%,  10/1/2050
b
2,092,810
Regency Centers, LP
2,250,000 3.700%,  6/15/2030 2,206,983
750,000 5.250%,  1/15/2034 771,075
1,700,000 5.100%,  1/15/2035 1,721,308
Regions Financial Corporation
1,400,000 5.722%,  6/6/2030
b
1,459,537
1,400,000 5.502%,  9/6/2035
b
1,442,065
RGA Global Funding
4,000,000 6.000%,  11/21/2028
c
4,194,857
1,100,000 5.500%,  1/11/2031
c
1,144,101
Royal Bank of Canada
1,600,000 6.750%,  8/24/2085
b
1,660,445
Santander Holdings USA, Inc.
1,025,000 6.124%,  5/31/2027
b
1,031,951
Societe Generale SA
2,900,000 5.512%,  5/22/2031
b,c
2,989,087
1,050,000 6.100%,  4/13/2033
b,c
1,109,450
Standard Chartered plc
1,050,000 5.688%,  5/14/2028
b,c
1,071,437
State Street Corporation
2,850,000 4.729%,  2/28/2030 2,916,499
Sumitomo Mitsui Financial Group,
Inc.
2,850,000 5.808%,  9/14/2033 3,057,988
Toronto-Dominion Bank
1,000,000 6.350%,  10/31/2085
b
1,013,906

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Financials  35.2% - continued
$ 2,300,000 4.808%,  6/3/2030 $ 2,347,168
1,750,000 5.146%,  9/10/2034
b
1,778,786
Truist Financial Corporation
1,350,000 5.435%,  1/24/2030
b
1,397,698
4,300,000 5.071%,  5/20/2031
b
4,417,431
U.S. Bancorp
1,100,000 5.384%,  1/23/2030
b
1,139,255
2,350,000 5.046%,  2/12/2031
b
2,413,805
1,000,000 5.678%,  1/23/2035
b
1,055,903
UBS Group AG
250,000 3.091%,  5/14/2032
b,c
231,943
1,350,000 7.000%,  2/5/2035
b,c,e
1,377,954
UnitedHealth Group, Inc.
1,450,000 5.875%,  2/15/2053 1,462,100
2,100,000 4.950%,  5/15/2062 1,818,097
740,000 4.750%,  7/15/2045 665,749
1,975,000 4.450%,  12/15/2048 1,659,786
Unum Group
2,350,000 4.046%,  8/15/2041
c
1,900,892
Ventas Realty, LP
1,150,000 5.100%,  7/15/2032 1,182,086
3,800,000 5.000%,  1/15/2035 3,804,657
Wells Fargo & Company
2,250,000 4.970%,  4/23/2029
b
2,291,882
1,850,000 5.198%,  1/23/2030
b
1,905,222
2,450,000 5.244%,  1/24/2031
b
2,537,024
2,750,000 4.478%,  4/4/2031
b
2,768,172
2,400,000 5.150%,  4/23/2031
b
2,477,288
2,800,000 4.897%,  7/25/2033
b
2,843,554
2,100,000 6.491%,  10/23/2034
b
2,324,582
1,800,000 4.892%,  9/15/2036
b
1,794,379
Welltower OP, LLC
1,550,000 5.125%,  7/1/2035 1,581,904
Western Alliance Bank
1,500,000 6.537%,  11/15/2035
b
1,503,291
Total 437,528,191
Foreign Government  0.8%
Dominican Republic Government
International Bond
2,450,000 6.000%,  7/19/2028
c
2,506,717
2,125,000 6.000%,  2/22/2033
c
2,174,619
Equinor ASA
2,500,000 4.750%,  11/14/2035 2,487,089
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,903,527
Total 10,071,952
Mortgage-Backed Securities  2.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,488,407 5.000%,  5/1/2054 2,508,513
17,986,504 5.500%,  5/1/2055 18,391,649
6,256,895 5.500%,  7/1/2053 6,413,747
2,472,530 5.000%,  8/1/2055 2,493,563
Total 29,807,472
Technology  6.9%
Accenture Capital, Inc.
775,000 4.500%,  10/4/2034 763,968
Principal
Amount Long-Term Fixed Income  95.2% Value
Technology  6.9% - continued
Alphabet, Inc.
$ 4,250,000 5.300%,  5/15/2065 $ 3,997,054
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,182,579
1,750,000 3.950%,  8/8/2052 1,388,138
1,420,000 3.750%,  9/12/2047 1,121,707
Block, Inc.
650,000 5.625%,  8/15/2030
c
663,209
1,900,000 6.000%,  8/15/2033
c
1,950,557
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,037,449
2,350,000 3.137%,  11/15/2035
c
2,023,787
4,050,000 3.187%,  11/15/2036
c
3,434,775
2,200,000 4.926%,  5/15/2037
c
2,171,418
2,250,000 4.900%,  2/15/2038 2,205,735
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054 1,437,775
Dell International, LLC/EMC
Corporation
2,575,000 4.850%,  2/1/2035 2,540,680
Equinix Europe 2 Financing
Corporation, LLC
2,800,000 5.500%,  6/15/2034 2,898,818
Fiserv, Inc.
1,750,000 2.650%,  6/1/2030 1,613,259
3,000,000 5.600%,  3/2/2033 3,096,534
2,200,000 5.150%,  8/12/2034 2,182,992
900,000 5.250%,  8/11/2035 897,984
Foundry JV Holdco, LLC
2,900,000 6.150%,  1/25/2032
c
3,073,096
3,300,000 5.900%,  1/25/2033
c
3,452,946
2,250,000 5.875%,  1/25/2034
c
2,310,628
Global Payments, Inc.
1,200,000 5.400%,  8/15/2032 1,220,440
Hewlett Packard Enterprise
Company
2,025,000 5.000%,  10/15/2034 2,007,209
Marvell Technology, Inc.
1,400,000 4.875%,  6/22/2028 1,423,567
Mastercard, Inc.
1,000,000 4.850%,  3/9/2033 1,027,949
1,800,000 4.550%,  1/15/2035 1,799,696
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029 1,121,516
Micron Technology, Inc.
2,850,000 6.050%,  11/1/2035 3,040,669
Microsoft Corporation
2,000,000 2.500%,  9/15/2050 1,211,434
Oracle Corporation
1,560,000 3.950%,  3/25/2051 1,026,417
2,100,000 4.800%,  9/26/2032 2,027,386
3,300,000 6.250%,  11/9/2032 3,439,955
2,650,000 4.000%,  7/15/2046 1,836,955
Paychex, Inc.
2,350,000 5.350%,  4/15/2032 2,433,629
PayPal Holdings, Inc.
2,200,000 5.150%,  6/1/2034 2,256,210
Roper Technologies, Inc.
2,700,000 4.900%,  10/15/2034 2,694,104
2,300,000 5.100%,  9/15/2035 2,317,488

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Technology  6.9% - continued
Synopsys, Inc.
$ 1,800,000 5.000%,  4/1/2032 $ 1,838,000
2,500,000 5.150%,  4/1/2035 2,540,864
Texas Instruments, Inc.
2,400,000 5.000%,  3/14/2053 2,201,253
VeriSign, Inc.
1,750,000 5.250%,  6/1/2032 1,798,746
VMware, LLC
1,850,000 2.200%,  8/15/2031 1,643,826
Total 86,352,401
Transportation  2.0%
Air Canada
1,600,000 3.875%,  8/15/2026
c
1,592,374
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
203,334 5.500%,  4/20/2026
c
203,623
1,950,000 5.750%,  4/20/2029
c
1,985,761
Burlington Northern Santa Fe, LLC
1,250,000 4.700%,  9/1/2045 1,128,126
2,200,000 4.050%,  6/15/2048 1,778,209
Canadian Pacific Railway
Company
2,957,000 4.700%,  5/1/2048 2,602,649
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
3,100,000 4.750%,  10/20/2028
c
3,118,826
ERAC USA Finance, LLC
2,530,000 4.200%,  11/1/2046
c
2,099,073
FedEx Corporation
1,750,000 3.250%,  5/15/2041 1,314,105
United Airlines Pass Through Trust
708,049 3.750%,  9/3/2026
d
707,265
United Airlines, Inc.
2,273,000 4.375%,  4/15/2026
c
2,270,161
3,000,000 4.625%,  4/15/2029
c
2,986,988
United Parcel Service, Inc.
2,400,000 5.950%,  5/14/2055 2,477,329
Total 24,264,489
U.S. Government & Agencies  4.1%
Tennessee Valley Authority
2,250,000 5.250%,  2/1/2055 2,226,107
U.S. Treasury Bonds
6,000,000 4.750%,  8/15/2055 5,898,750
5,500,000 4.625%,  2/15/2035 5,709,043
10,500,000 4.375%,  8/15/2043 10,029,551
2,250,000 5.000%,  5/15/2045 2,309,766
U.S. Treasury Notes
4,000,000 3.500%,  11/30/2030 3,959,688
12,000,000 4.125%,  3/31/2032 12,164,531
9,000,000 4.250%,  8/15/2035 9,064,687
Total 51,362,123
Utilities  8.9%
AES Corporation
1,300,000 7.600%,  1/15/2055
b
1,323,930
Algonquin Power & Utilities
Corporation
2,800,000 4.750%,  1/18/2082
b
2,761,270
Principal
Amount Long-Term Fixed Income  95.2% Value
Utilities  8.9% - continued
American Electric Power
Company, Inc.
$ 1,850,000 6.050%,  3/15/2056
b
$ 1,817,680
2,075,000 7.050%,  12/15/2054
b
2,167,078
1,250,000 5.625%,  3/1/2033 1,312,745
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,210,466
Arizona Public Service Company
2,050,000 5.550%,  8/1/2033 2,139,928
Berkshire Hathaway Energy
Company
1,325,000 4.450%,  1/15/2049 1,104,871
Calpine Corporation
2,400,000 4.500%,  2/15/2028
c
2,401,589
CenterPoint Energy, Inc.
1,275,000 7.000%,  2/15/2055
b
1,329,649
2,000,000 6.700%,  5/15/2055
b
2,050,836
Commonwealth Edison Company
1,050,000 5.650%,  6/1/2054 1,041,204
Consolidated Edison Company of
New York, Inc.
1,876,000 3.850%,  6/15/2046 1,471,689
2,250,000 4.125%,  5/15/2049 1,787,236
Constellation Energy Generation,
LLC
2,100,000 5.800%,  3/1/2033 2,241,067
Dominion Energy, Inc.
1,550,000 6.875%,  2/1/2055
b
1,611,113
1,000,000 4.350%,  1/15/2027
b,e
991,660
DTE Energy Company
2,150,000 5.100%,  3/1/2029 2,203,202
2,350,000 5.200%,  4/1/2030 2,424,676
1,550,000 5.850%,  6/1/2034 1,652,777
Duke Energy Corporation
2,450,000 3.250%,  1/15/2082
b
2,378,310
1,750,000 3.500%,  6/15/2051 1,211,962
1,850,000 5.800%,  6/15/2054 1,829,258
3,000,000 5.000%,  8/15/2052 2,648,497
1,500,000 6.450%,  9/1/2054
b
1,574,367
1,700,000 3.750%,  9/1/2046 1,289,175
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,388,941
2,850,000 5.875%,  3/15/2055 2,857,916
FirstEnergy Corporation
2,050,000 4.850%,  7/15/2047 1,804,690
FirstEnergy Transmission, LLC
4,800,000 4.750%,  1/15/2033
c
4,798,467
1,650,000 5.450%,  7/15/2044
c
1,592,470
Florida Power & Light Company
650,000 5.300%,  6/15/2034 680,858
Georgia Power Company
800,000 5.250%,  3/15/2034 825,938
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 989,479
Kentucky Utilities Company
500,000 5.850%,  8/15/2055 503,857
MidAmerican Energy Company
3,800,000 5.500%,  11/15/2056 3,718,069
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,352,002

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.2% Value
Utilities  8.9% - continued
Nevada Power Company
$ 825,000 6.000%,  3/15/2054 $ 845,283
NextEra Energy Capital Holdings,
Inc.
2,050,000 6.750%,  6/15/2054
b
2,188,550
1,650,000 5.300%,  3/15/2032 1,718,474
Niagara Mohawk Power
Corporation
2,050,000 5.996%,  7/3/2055
c
2,076,628
NiSource, Inc.
2,350,000 5.850%,  4/1/2055 2,342,594
1,250,000 5.750%,  7/15/2056
b
1,258,096
1,050,000 5.200%,  7/1/2029 1,082,521
750,000 5.350%,  7/15/2035 766,795
1,170,000 4.375%,  5/15/2047 969,680
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,362,897
Pacific Gas and Electric Company
3,300,000 4.550%,  7/1/2030 3,285,823
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,364,273
Public Service Company of
Colorado
1,300,000 4.500%,  6/1/2052 1,082,957
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,798,823
1,350,000 5.400%,  3/15/2035 1,387,098
Sempra
2,750,000 6.400%,  10/1/2054
b
2,797,106
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035 1,622,195
Southern Company
2,000,000 5.700%,  10/15/2032 2,116,767
1,200,000 4.000%,  1/15/2051
b
1,199,281
1,150,000 3.750%,  9/15/2051
b
1,133,717
Southern Company Gas Capital
Corporation
2,550,000 4.950%,  9/15/2034 2,557,087
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 969,338
1,700,000 5.000%,  1/15/2034 1,720,313
Vistra Operations Company, LLC
1,450,000 5.050%,  12/30/2026
c
1,460,344
3,000,000 4.375%,  5/1/2029
c
2,962,334
Xcel Energy, Inc.
1,600,000 5.600%,  4/15/2035 1,656,907
Total 110,214,803
Total Long-Term Fixed Income
(cost $1,198,169,049) 1,185,542,440
Shares
Collateral Held for Securities
Loaned 0.6% Value
6,739,758 Thrivent Cash Management Trust 6,739,758
Total Collateral Held for
Securities Loaned
(cost $6,739,758) 6,739,758
Shares Preferred Stock 0.3% Value
Capital Goods  0.3%
60,000 Boeing Company, Convertible,
6.000% $ 4,143,600
Total 4,143,600
Total Preferred Stock
(cost $3,154,394) 4,143,600
Shares Common Stock < .01% Value
Financials  <0.1%
2,247 Glitnir HoldCo ehf.
h,i
1
Total 1
Total Common Stock
(cost $–) 1
Shares or
Principal
Amount Short-Term Investments 3.2% Value
Federal Home Loan Bank Discount
Notes
400,000 3.570%, 3/20/2026
j,k
396,910
Federal National Mortgage
Association Discount Notes
400,000 3.605%, 3/2/2026
j,k
397,614
State Street Institutional U.S.
Government Money Market
Fund
38,892,634 3.740%
j
38,892,634
Total Short-Term Investments
(cost $39,687,136) 39,687,158
Total Investments (cost
$1,247,750,337) 99.3% $1,236,112,957
Other Assets and Liabilities, Net
0.7% 9,008,111
Total Net Assets 100.0% $1,245,121,068

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $245,408,988 or
19.7% of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Principal amount is displayed in Euros.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of December 31, 2025 was $1,794,000 or
0.14% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of December 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  7/9/2018 $ 1,950,000
Credit Suisse Group AG  5/17/2021 2,765,679
Credit Suisse Group AG  8/4/2020 2,450,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 6,483,048
Total lending $6,483,048
Gross amount payable upon return of
collateral for securities loaned $6,739,758
Net amounts due to counterparty $256,710
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 26,312,581
Gross unrealized depreciation (38,052,136)
Net unrealized appreciation (depreciation) $ (11,739,555)
Cost for federal income tax purposes $ 1,247,626,569

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 38,471 – 38,471 –
Basic Materials 20,712,717 – 20,712,717 –
Capital Goods 62,582,008 – 62,582,008 –
Collateralized Mortgage Obligations 11,654,122 – 11,654,122 –
Communications Services 75,178,391 – 75,178,391 –
Consumer Cyclical 68,544,257 – 68,544,257 –
Consumer Non-Cyclical 117,228,352 – 117,228,352 –
Energy 80,002,691 – 80,002,691 –
Financials @ 437,528,191 – 437,528,191 –
Foreign Government 10,071,952 – 10,071,952 –
Mortgage-Backed Securities 29,807,472 – 29,807,472 –
Technology 86,352,401 – 86,352,401 –
Transportation 24,264,489 – 24,264,489 –
U.S. Government & Agencies 51,362,123 – 51,362,123 –
Utilities 110,214,803 – 110,214,803 –
Preferred Stock
Capital Goods 4,143,600 4,143,600 – –
Common Stock
Financials 1 – – 1
Short-Term Investments 39,687,158 38,892,634 794,524 –
Subtotal Investments in Securities $1,229,373,199 $43,036,234 $1,186,336,964 $1
Other Investments  * Total
Collateral Held for Securities Loaned 6,739,758
Subtotal Other Investments $6,739,758
Total Investments at Value $1,236,112,957
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 225,943 225,943 – –
Total Liability Derivatives $225,943 $225,943 $– $–

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling $794,524 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 125 March 2026 $ 13,714,186 ( $ 51,100)
CBOT U.S. Long Bond 59 March 2026 6,893,946 (73,914)
Ultra 10-Yr. U.S. Treasury Note 125 March 2026 14,477,883 (100,929)
Total Futures Long Contracts $ 35,086,015 ( $ 225,943)
Total Futures Contracts $ 35,086,015 ($225,943)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 225,943
Total Interest Rate Contracts 225,943
Total Liability Derivatives $225,943
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 534,745
Total Interest Rate Contracts
534,745
Total $534,745

Income Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 273,645
Total Interest Rate Contracts 273,645
Total $273,645
The following table presents Income Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $32,055,480
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $4,701 $71,252 $75,953 $– – –
Total Affiliated Short-Term Investments 4,701 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,182 172,600 184,042 6,740 6,740 0.6%
Total Collateral Held for Securities Loaned 18,182 6,740 0.6
Total Value $22,883 $6,740
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $73
Total Income/Non Cash Income from Affiliated
Investments $73
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 50
Total Affiliated Income from Securities Loaned, Net $50
Total Value $– $– $ –

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 91.2% Value
Australia  5.7%
18,017 AGL Energy, Ltd. $ 111,646
12,469 Amotiv, Ltd. 74,365
11,471 Ampol, Ltd. 243,799
12,646 Ansell, Ltd. 295,135
355,490 Aurizon Holdings, Ltd. 865,017
149,727 Australia and New Zealand
Banking Group, Ltd. 3,620,051
7,574 Bank of Queensland, Ltd. 32,946
11,263 Bendigo and Adelaide Bank, Ltd. 78,905
544,992 BHP Group, Ltd. 16,447,431
4,266 BlueScope Steel, Ltd. 68,118
363,690 Brambles, Ltd. 5,553,677
35,224 Challenger, Ltd. 220,557
76,629 Charter Hall Retail REIT 207,838
28,666 Charter Hall Social Infrastructure
REIT 58,848
11,863 Codan, Ltd. 224,299
97,350 Commonwealth Bank of Australia 10,391,076
26,516 Computershare, Ltd. 600,949
23,935 Credit Corp Group, Ltd. 223,812
89,564 Deterra Royalties, Ltd. 242,149
86,911 Dexus Industria REIT 155,864
753,507 DEXUS Property Group 3,475,373
12,048 Dicker Data, Ltd. 82,518
94,728 Downer EDI, Ltd. 500,552
418,226 Dyno Nobel, Ltd. 893,941
70,641 Endeavour Group, Ltd. 172,233
23,194 Evolution Mining, Ltd. 194,105
1,113,428 GPT Group 4,017,909
28,266 Harvey Norman Holdings, Ltd. 130,521
55,993 Helia Group, Ltd. 205,240
208,157 HomeCo Daily Needs REIT 189,199
572,200 Insurance Australia Group, Ltd. 3,036,796
51,019 IPH, Ltd. 119,563
36,393 JB Hi-Fi, Ltd. 2,329,601
94,400 Liontown, Ltd.
a
98,853
99,403 Medibank, Private Ltd. 317,232
13,681 Mineral Resources, Ltd.
a
493,858
151,624 National Australia Bank, Ltd. 4,263,186
10,914 Netwealth Group, Ltd. 186,046
38,108 New Hope Corporation, Ltd. 102,232
166,485 Nickel Industries, Ltd. 92,306
163,643 NRW Holdings, Ltd. 560,483
318,718 Orica, Ltd. 5,147,641
385,280 Perenti, Ltd. 715,113
177,253 Perseus Mining, Ltd. 666,363
83,347 PLS Group, Ltd.
a
233,484
440 Pro Medicus, Ltd. 64,620
706,047 QBE Insurance Group, Ltd. 9,347,696
5,881 Ramsay Health Care, Ltd. 134,472
152,779 Region Group 239,023
129,736 Regis Resources, Ltd. 647,058
91,833 Rio Tinto, Ltd. 8,958,854
8,825 Sandfire Resources, Ltd.
a
104,826
15,669 Silex Systems, Ltd.
a
89,205
24,183 SmartGroup Corporation, Ltd. 147,037
26,676 South32, Ltd. 63,145
154,472 Stanmore Resources, Ltd. 238,503
113,025 Steadfast Group, Ltd. 397,004
236,366 Tabcorp Holdings, Ltd. 155,359
152,557 Technology One, Ltd. 2,829,406
1,105,514 Telstra Corporation, Ltd. 3,586,920
12,789 Treasury Wine Estates, Ltd. 44,626
199,761 Ventia Services Group, Pty. Ltd. 792,079
53,861 Virgin Australia Holdings, Ltd.
a
125,805
Shares Common Stock  91.2% Value
Australia  5.7%  - continued
248,368 Waypoint REIT, Ltd. $ 421,788
170,766 Westpac Banking Corporation 4,382,128
18,214 Worley, Ltd. 152,102
Total 100,862,486
Austria  0.1%
25,366 ams OSRAM AG
a
246,584
1,807 BAWAG Group AG
b
272,159
2,002 Erste Group Bank AG 240,059
5,673 Porr AG 213,361
9,926 Voestalpine AG 437,145
18,003 Wienerberger AG 642,407
Total 2,051,715
Belgium  0.7%
11,279 Ackermans & van Haaren NV 3,062,458
2,006 Aedifica SA 158,784
134,750 Anheuser-Busch InBev NV 8,648,385
6,772 Barco NV 93,872
7,691 Bekaert SA 340,510
431 Deme Group NV 70,382
765 Montea NV 65,692
27,753 Umicore SA 580,146
Total 13,020,229
Bermuda  0.3%
24,413 Aegon, Ltd. 189,843
47,000 BOE Varitronix, Ltd. 31,008
1,623 Credicorp, Ltd. 465,801
53,300 Jardine Matheson Holdings, Ltd. 3,637,473
21,500 Johnson Electric Holdings, Ltd. 82,237
22,399 Odfjell Drilling, Ltd. 193,802
124,000 PAX Global Technology, Ltd. 80,680
130,500 Yue Yuen Industrial Holdings, Ltd. 267,590
Total 4,948,434
Brazil  0.4%
38,400 Allos SA 198,806
24,100 Alupar Investimento SA 139,637
67,900 Ambev SA 171,740
10,150 Axia Energia ADR 92,974
24,800 Banco ABC Brasil SA 107,260
1,639 Banco ABC Brasil SA, Rights
a,c
1,405
110,994 Banco Bradesco SA ADR 369,610
65,200 Banco do Brasil SA 260,812
125,000 Banco do Estado do Rio Grande
do Sul SA 347,644
597,960 Cogna Educacao SA 344,825
4,676 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR 111,523
12,700 Companhia de Saneamento de
Minas Gerais COPASA MG 101,790
1,612 Companhia Paranaense de Energia
- COPEL ADR 15,330
46,200 CPFL Energia SA 449,290
42,344 Cury Construtora e Incorporadora
SA 249,053
9,600 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 51,891
84,700 Direcional Engenharia SA 218,251
78,900 EcoRodovias Infraestrutura e
Logistica SA 152,624

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
Brazil  0.4%  - continued
2,156 Embraer SA ADR $ 138,782
10,800 Equatorial SA 75,879
147,853 Itau Unibanco Holding SA ADR 1,058,628
7,500 M. Dias Branco SA 32,794
105,840 Magazine Luiza SA 172,674
117,997 Metalurgica Gerdau SA 193,800
28,413 Petroleo Brasileiro SA - Petrobras
ADR 336,694
44,800 Sendas Distribuidora SA 59,518
8,060 Telefonica Brasil SA 48,686
33,100 TIM SA/Brazil 128,902
15,800 Tupy SA 35,436
63,444 Vale SA ADR 826,675
Total 6,492,933
Canada  <0.1%
23,600 China Gold International Resources
Corporation, Ltd. 476,055
Total 476,055
Cayman Islands  1.8%
201,500 3SBio, Inc.
b
625,665
260,000 Alibaba Group Holding, Ltd. 4,773,850
242,000 China Hongqiao Group, Ltd. 1,016,333
121,000 China Resources Land, Ltd. 423,294
17,600 Chow Tai Fook Jewellery Group,
Ltd. 28,119
430,000 Consun Pharmaceutical Group,
Ltd. 865,510
1,116 Futu Holdings, Ltd. ADR
a
183,259
272,000 Geely Automobile Holdings, Ltd. 629,103
32,367 Hello Group, Inc. ADR 212,004
3,498 JOYY, Inc. ADR 226,531
194,000 Kingboard Holdings, Ltd. 732,789
33,800 Kuaishou Technology
b
279,405
30,352 Meituan
a,b
402,231
55,000 NetDragon Websoft Holdings, Ltd. 73,897
13,063 NetEase, Inc. ADR 1,797,730
100,000 Newborn Town, Inc.
a
143,948
214,000 Nexteer Automotive Group, Ltd. 176,294
32,553 NU Holdings, Ltd./Cayman Islands
a
544,937
7,518 PDD Holdings, Inc. ADR
a
852,466
4,200 Pop Mart International Group, Ltd.
b
101,332
81,000 Q Technology Group Company,
Ltd. 87,560
1,130,500 Shui On Land, Ltd. 100,307
248,000 Sino Biopharmaceutical, Ltd. 197,318
38,000 TCL Electronics Holdings, Ltd. 50,763
120,224 Tencent Holdings, Ltd. 9,226,415
2,799 Tencent Music Entertainment Group
ADR 49,066
262,000 VSTECS Holdings, Ltd. 262,848
6,060,000 WH Group, Ltd.
b
6,750,925
86,500 WuXi Biologics (Cayman), Inc.
a,b
349,790
190,800 Xiaomi Corporation
a,b
962,936
Total 32,126,625
Chile  0.1%
4,667 Banco de Chile ADR 177,346
4,657 Banco de Credito e Inversiones SA 301,642
4,622 Banco Santander Chile SA ADR 143,791
687,304 Colbun SA 109,881
2,020,427 Latam Airlines Group SA 54,697
Shares Common Stock  91.2% Value
Chile  0.1%  - continued
5,555 Parque Arauco SA $ 18,419
Total 805,776
China  1.3%
337,000 Agricultural Bank of China, Ltd.,
Class H 250,702
57,900 Aluminum Corporation of China,
Ltd., Class A 101,034
172,000 Aluminum Corporation of China,
Ltd., Class H 269,258
26,000 Anhui Expressway Company, Ltd. 43,697
17,700 Avary Holding Shenzhen Company,
Ltd. 127,684
968,000 BAIC Motor Corporation, Ltd.
a,b
240,226
50,000 Bank of Beijing Company, Ltd. 39,209
107,900 Baoshan Iron & Steel Company,
Ltd. 115,070
7,300 BYD Company, Ltd., Class H 89,212
14,100 Chaozhou Three-Circle Group
Company, Ltd. 92,168
421,000 China CITIC Bank Corporation, Ltd. 375,683
1,616,000 China Construction Bank
Corporation, Class H 1,599,535
70,300 China International Capital
Corporation, Ltd., Class A 352,220
304,400 China International Capital
Corporation, Ltd., Class H
b
768,873
53,100 China Life Insurance Company,
Ltd., Class A 346,102
272,000 China Life Insurance Company,
Ltd., Class H 961,502
78,600 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 97,223
597,000 China Minsheng Banking
Corporation, Ltd. 301,826
184,000 China National Building Material
Company, Ltd. 121,154
245,900 China National Chemical
Engineering Company, Ltd. 264,930
64,200 China Pacific Insurance (Group)
Company, Ltd., Class A 385,304
149,800 China Pacific Insurance (Group)
Company, Ltd., Class H 679,341
50,400 CITIC Securities Company, Ltd.,
Class A 207,124
113,500 CITIC Securities Company, Ltd.,
Class H 400,550
90,700 CMOC Group, Ltd., Class A 259,638
243,000 CMOC Group, Ltd., Class H 603,739
2,900 Contemporary Amperex
Technology Company, Ltd. 152,489
63,500 COSCO SHIPPING Holdings
Company, Ltd., Class A 137,907
305,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 538,487
24,700 CSC Financial Company, Ltd. 94,656
105,400 Flat Glass Group Company, Ltd.
a
236,266
132,900 Focus Media Information
Technology Company, Ltd. 140,169
4,800 Fuyao Glass Industry Group
Company, Ltd., Class A 44,500
8,600 Gree Electric Appliances, Inc. of
Zhuhai 49,495
50,200 Hangzhou First Applied Material
Company, Ltd. 100,253

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
China  1.3%  - continued
90,000 Harbin Electric Company, Ltd. $ 192,899
46,800 Huadian Power International
Corporation, Ltd. 33,232
182,000 Huaneng Power International, Inc. 134,126
1,000 Huatai Securities Company, Ltd.,
Class H
b
2,427
119,600 Huaxia Bank Company, Ltd. 117,581
95,600 HUAYU Automotive Systems
Company, Ltd. 273,575
1,196,000 Industrial and Commercial Bank of
China, Ltd., Class H 967,810
37,700 Jinduicheng Molybdenum
Company, Ltd. 84,079
18,300 Kingnet Network Company, Ltd. 57,326
600 Kweichow Moutai Company, Ltd. 118,311
30,000 Lenovo Group, Ltd. 35,676
2,200 Midea Group Company, Ltd. 24,599
31,800 New China Life Insurance
Company, Ltd., Class A 317,282
102,900 New China Life Insurance
Company, Ltd., Class H 720,998
27,500 New Hope Liuhe Company, Ltd. 36,276
84,500 People's Insurance Company
(Group) of China, Ltd., Class A 108,242
1,230,000 People's Insurance Company
(Group) of China, Ltd., Class H 1,068,496
95,300 PetroChina Company, Ltd., Class A 141,902
698,000 PetroChina Company, Ltd., Class H 752,374
72,000 PICC Property and Casualty
Company, Ltd. 151,373
20,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 204,738
169,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 1,419,550
83,100 SAIC Motor Corporation, Ltd. 181,141
43,000 Sany Heavy Industry Company,
Ltd. 130,045
156,900 SDIC Capital Company, Ltd. 171,783
34,900 Shandong Gold Mining Company,
Ltd. 192,576
53,900 Shandong Nanshan Aluminum
Company, Ltd. 41,476
499,200 Shandong Weigao Group Medical
Polymer Company, Ltd. 321,867
35,900 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 91,774
98,200 Sichuan Road and Bridge Group
Company, Ltd. 139,821
28,800 Sinopharm Group Company, Ltd. 72,016
145,000 Tong Ren Tang Technologies
Company, Ltd. 82,224
29,271 Vipshop Holdings, Ltd. ADR 517,804
41,500 Weichai Power Company, Ltd.,
Class A 102,131
8,000 WuXi AppTec Company, Ltd., Class
A 103,657
77,000 WuXi AppTec Company, Ltd., Class
H
b
976,404
39,000 Xinhua Winshare Publishing and
Media Company, Ltd. 51,389
43,000 Zhejiang China Commodities City
Group Company, Ltd. 98,280
18,400 Zhejiang Chint Electrics Company,
Ltd. 73,404
112,900 Zhejiang Dahua Technology
Company, Ltd. 306,156
Shares Common Stock  91.2% Value
China  1.3%  - continued
144,000 Zhejiang Expressway Company,
Ltd. $ 132,664
65,800 Zhejiang Longsheng Group
Company, Ltd. 100,340
54,300 Zhejiang NHU Company, Ltd. 195,693
75,100 Zhejiang Zheneng Electric Power
Company, Ltd. 53,185
208,000 Zijin Mining Group Company, Ltd. 952,315
Total 22,638,243
Colombia  <0.1%
10,407 Grupo Cibest SA 190,640
8,382 Grupo Cibest SA ADR 533,179
Total 723,819
Cyprus  <–%
18,642 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  0.1%
5,053 CEZ AS 318,022
3,885 Komercni Banka AS 219,035
23,291 Moneta Money Bank AS
b
218,883
75 Philip Morris CR 67,567
Total 823,507
Denmark  1.0%
465 A.P. Moller - Maersk AS, Class B
d
1,066,966
7,282 ALK-Abello AS
a
260,603
812 Carlsberg AS 106,277
3,533 ChemoMetec AS 378,116
3,882 FLSmidth & Company AS 269,977
12,256 Genmab AS
a
3,799,165
802 Gubra AS 64,508
27,706 H Lundbeck AS, Class B 187,193
55,854 ISS AS 1,902,931
3,065 NKT AS
a
382,748
165,047 Novo Nordisk AS 8,370,933
3,735 Orsted AS
a,b
71,299
3,273 Per Aarsleff Holding AS 448,404
1,773 Royal Unibrew AS 159,990
18,256 Scandinavian Tobacco Group AS
b
273,923
1,853 Zealand Pharma AS
a
134,625
Total 17,877,658
Egypt  <0.1%
36,122 Commercial International Bank
Egypt SAE GDR 77,210
Total 77,210
Finland  0.6%
302,298 Fortum Oyj 6,419,567
6,493 Huhtamaki Oyj 226,072
4,355 Kalmar Oyj 206,186
7,230 Kemira Oyj 165,910
14,505 Kojamo Oyj
a
174,383
12,405 Konecranes Oyj 1,358,414
81,245 Sampo Oyj 982,967
31,135 Wartsila Corporation 1,102,322
Total 10,635,821

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
France  7.1%
10,564 Air France-KLM
a
$ 142,771
38,261 Air Liquide SA 7,191,298
477 Aubay 31,989
400,388 AXA SA 19,211,012
200,536 BNP Paribas SA 18,972,095
61,567 Canal+ SA 220,950
465,124 Credit Agricole SA 9,575,905
27,990 Danone SA 2,524,670
373 Eiffage SA 53,443
481,656 Engie SA 12,652,776
3,741 EssilorLuxottica SA 1,182,895
52,157 FORVIA SE
a
827,668
737 Gaztransport Et Technigaz SA 135,229
4,131 Ipsen SA 576,396
20,280 Ipsos SA 813,814
74,483 Legrand SA 11,072,836
10,806 LVMH Moet Hennessy Louis Vuitton
SE 8,144,859
19,772 Mercialys SA 255,988
2,249 Mersen SA 62,724
2,186 Nexans SA 321,342
2,936 Quadient SA 49,804
65,099 Safran SA 22,675,066
10,295 SCOR SE 346,557
5,225 SPIE SA 301,229
10,549 Technip Energies NV 401,725
26,763 Valeo SE 363,199
988 Vicat SA 87,922
40,117 Vinci SA 5,643,777
7,757 Wendel SA 747,064
65,214 Worldline SA
a,b
118,963
Total 124,705,966
Germany  7.5%
60,504 Allianz SE 27,975,642
3,486 Aumovio SE
a
175,914
15,198 Deutsche Bank AG 585,717
23,536 Deutsche Boerse AG 6,185,757
2,950 Deutsche Lufthansa AG 28,981
489,548 Deutsche Telekom AG 15,935,286
70,986 DHL Group 3,870,557
4,971 Duerr AG 130,383
95,278 E.ON SE 1,804,079
4,812 Eckert & Ziegler SE 85,529
975 Elmos Semiconductor SE 110,003
2,312 Freenet AG 79,642
73,260 Fresenius Medical Care AG 3,499,302
33,511 Fresenius SE & Company KGaA 1,919,903
685 FUCHS SE 30,508
8,924 GEA Group AG 603,103
39,434 Heidelberg Materials AG 10,223,530
46,681 HelloFresh SE
a
334,871
5,148 HOCHTIEF AG 2,015,345
2,302 Hornbach Holding AG & Company
KGaA 225,559
4,425 Hugo Boss AG 186,455
5,129 Jenoptik AG 116,453
2,710 Jungheinrich AG 111,720
14,077 KION Group AG 1,112,324
3,327 Krones AG 527,069
3,068 LEG Immobilien SE 223,767
395 MBB SE 95,678
72,582 Mercedes-Benz Group AG 5,031,530
20,621 Muenchener Rueckversicherungs-
Gesellschaft AG 13,570,384
Shares Common Stock  91.2% Value
Germany  7.5%  - continued
2,406 Nagarro SE $ 214,148
10,626 SAF-Holland SE 189,902
72,970 SAP SE 17,729,393
4,134 Scout24 SE
b
415,218
22,551 Siemens AG 6,316,000
60,818 Siemens Energy AG
a
8,532,061
2,627 SMA Solar Technology AG
a
103,341
5,648 Stabilus SE 134,500
2,093 Talanx AG 278,032
13,906 TeamViewer SE
b
97,906
12,189 ThyssenKrupp AG 131,039
37,785 TUI AG
a
394,906
8,462 United Internet AG 273,108
Total 131,604,545
Greece  0.1%
4,376 Aegean Airlines SA 73,335
55,890 Alpha Bank SA 234,910
96,741 Eurobank SA 388,963
18,346 HELLENiQ ENERGY Holdings SA 180,029
1,641 Motor Oil (Hellas) Corinth Refineries
SA 60,541
35,902 National Bank of Greece SA 547,593
18,511 Piraeus Bank SA 147,797
Total 1,633,168
Guernsey  <0.1%
20,648 Foresight Group Holdings, Ltd. 119,558
Total 119,558
Hong Kong  1.0%
69,000 China Nonferrous Mining
Corporation, Ltd. 130,908
124,000 China Overseas Grand Oceans
Group, Ltd. 31,558
180,400 China Taiping Insurance Holdings
Company, Ltd. 434,414
51,000 Chow Sang Sang Holdings
International, Ltd. 80,148
1,587,000 CK Hutchison Holdings, Ltd. 10,789,159
389,500 Genertec Universal Medical Group
Company, Ltd.
b
297,849
312,000 Guangdong Investment, Ltd. 272,189
316,000 Hysan Development Company, Ltd. 767,763
123,400 Link REIT 550,984
257,000 New World Development Company,
Ltd.
a
240,707
111,000 Simcere Pharmaceutical Group,
Ltd.
b
170,520
284,000 Sun Hung Kai Properties, Ltd. 3,458,066
29,000 VTech Holdings, Ltd. 228,734
Total 17,452,999
Hungary  0.1%
51,499 MOL Hungarian Oil & Gas plc 461,517
7,246 OTP Bank Nyrt 776,947
Total 1,238,464
India  1.6%
11,724 Aditya Birla Sun Life Asset
Management Company, Ltd. 105,162
886 AIA Engineering, Ltd. 39,591
3,965 Asian Paints, Ltd. 122,326

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
India  1.6%  - continued
5,289 Avanti Feeds, Ltd. $ 49,303
24,446 Axis Bank, Ltd. 345,678
20,860 Bajaj Finserv, Ltd. 473,982
281,715 Bharat Petroleum Corporation, Ltd. 1,205,099
82,232 Bharti Airtel, Ltd. 1,930,107
7,622 Britannia Industries, Ltd. 511,444
6,120 Ceat, Ltd. 259,605
102,610 Chambal Fertilisers and Chemicals,
Ltd. 551,107
64,369 Cipla, Ltd. 1,081,901
4,430 Coromandel International, Ltd. 111,788
6,119 Cummins India, Ltd. 301,978
6,305 Eicher Motors, Ltd. 513,244
78,823 GAIL India, Ltd. 151,178
55,751 GMR Airports, Ltd.
a
64,831
3,216 Great Eastern Shipping Company,
Ltd. 40,422
21,476 HCL Technologies, Ltd. 388,144
37,195 HDFC Asset Management
Company, Ltd.
b
1,106,367
185,038 HDFC Bank, Ltd. 2,044,095
34,662 HDFC Life Insurance Company,
Ltd.
b
289,581
5,942 Hero MotoCorp, Ltd. 381,816
131,633 Hindalco Industries, Ltd. 1,299,123
222,676 Hindustan Petroleum Corporation,
Ltd. 1,237,770
36,670 ICICI Bank, Ltd. ADR 1,092,766
5,673 ICICI Lombard General Insurance
Company, Ltd. 124,038
263,565 Indian Oil Corporation, Ltd. 488,615
73,787 Infosys, Ltd. ADR 1,314,885
2,316 JB Chemicals & Pharmaceuticals,
Ltd. 46,891
70,179 JSW Steel, Ltd. 910,269
3,475 Kajaria Ceramics, Ltd. 37,530
5,620 Kotak Mahindra Bank, Ltd. 137,861
8,416 Larsen & Toubro, Ltd. 382,492
3,374 LTIMindtree, Ltd.
b
227,881
13,985 Lupin, Ltd. 328,497
10,129 Mahindra & Mahindra, Ltd. 418,318
7,019 Maruti Suzuki India, Ltd. 1,305,394
5,132 Max Financial Services, Ltd.
a
95,551
309 MRF, Ltd. 525,821
23,480 National Aluminium Company, Ltd. 82,062
6,589 Nava, Ltd. 41,639
15,625 NLC India, Ltd. 43,490
282,115 NMDC, Ltd. 261,156
35,772 Oil & Natural Gas Corporation, Ltd. 95,725
147 Page Industries, Ltd. 59,033
25,981 Paradeep Phosphates, Ltd.
b
47,698
3,267 Persistent Systems, Ltd. 228,083
5,466 Pidilite Industries, Ltd. 90,175
134,604 Reliance Industries, Ltd. 2,355,384
25,511 SBI Life Insurance Company, Ltd.
b
578,259
12,540 State Bank of India 137,176
22,395 Tata Consultancy Services, Ltd. 800,155
17,270 Tata Motors Passenger Vehicles,
Ltd. 70,677
477,612 Tata Steel, Ltd. 956,779
12,174 Tech Mahindra, Ltd. 215,634
2,744 UltraTech Cement, Ltd. 360,056
120,880 Wipro, Ltd. ADR 343,299
Total 28,808,931
Shares Common Stock  91.2% Value
Indonesia  <0.1%
264,300 PT Telkom Indonesia (Persero) Tbk $ 55,301
Total 55,301
Ireland  0.3%
76,087 Bank of Ireland Group plc 1,455,185
123,524 Ryanair Holdings plc 4,258,806
Total 5,713,991
Isle of Man  <0.1%
22,729 Entain plc 233,636
Total 233,636
Israel  1.2%
6,488 Airport City, Ltd.
a
127,038
137,089 Bank Hapoalim BM 3,100,551
151,579 Bank Leumi Le-Israel BM 3,340,454
527,621 Bezeq Israel Telecommunication
Corporation, Ltd. 1,177,811
38,633 Check Point Software Technologies,
Ltd.
a
7,168,740
3,710 Clal Insurance Enterprises
Holdings, Ltd. 239,397
2,245 Delek Group, Ltd. 599,170
1,087 FIBI Holdings, Ltd. 90,761
2,054 First International Bank of Israel,
Ltd. 161,532
4,931 Fiverr International, Ltd.
a
97,437
1,775 Formula Systems 1985, Ltd. 299,794
39,931 G City, Ltd. 100,318
1,246 Hilan, Ltd. 103,258
5,969 InMode, Ltd.
a
87,684
1,287 Israel Corporation, Ltd. 371,683
11,851 Ituran Location and Control, Ltd. 509,712
3,971 Matrix IT, Ltd. 174,107
1,202 Mizrahi Tefahot Bank, Ltd. 83,980
652 NICE, Ltd.
a
73,700
10,882 One Software Technologies, Ltd. 301,109
35,909 Plus500, Ltd. 1,753,916
52,788 Riskified, Ltd.
a
262,356
12,901 Shufersal, Ltd. 160,986
3,204 Teva Pharmaceutical Industries,
Ltd. ADR
a
99,997
1,433 Tower Semiconductor, Ltd.
a
167,582
Total 20,653,073
Italy  4.0%
24,934 ACEA SPA 645,982
8,275 Azimut Holding SPA 344,718
3,379 Banca IFIS SPA 100,350
59,354 Buzzi SPA 3,588,011
30,887 CIR SPA-Compagnie Industriali
a
25,518
1,074,978 Enel SPA 11,176,894
173,535 Eni SPA 3,289,546
311,309 Generali 13,009,095
459,782 Italgas SPA 5,128,217
28,676 Lottomatica Group SPA 751,517
23,869 MAIRE SPA 362,556
136,173 OVS SPA
b
772,747
168,419 Pirelli & C. SPA
b
1,150,084
13,789 Recordati SPA 782,784
604 Reply SPA 80,872
8,172 Technogym SPA
b
154,220
286,164 UniCredit SPA 23,701,992

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
Italy  4.0%  - continued
222,580 Unipol Assicurazioni SPA $ 5,340,055
16,102 Webuild SPA 64,133
Total 70,469,291
Japan  19.0%
3,400 ADEKA Corporation 84,314
84,200 Advantest Corporation 10,646,915
257 AEON REIT Investment Corporation 224,994
8,700 Ain Holdings, Inc. 370,742
2,900 Air Water, Inc. 41,821
15,800 Aisin Corporation 296,033
17,900 Alfresa Holdings Corporation 278,347
3,300 Alps Alpine Company, Ltd. 42,123
17,800 ALSOK Company, Ltd. 139,832
313,900 Amada Company, Ltd. 3,713,683
2,900 Amano Corporation 78,183
8,200 Anycolor, Inc. 252,958
29,600 Arcs Company, Ltd. 639,658
22,800 Argo Graphics, Inc. 236,000
6,600 Artience Company, Ltd. 145,127
12,700 Asics Corporation 304,882
32,000 Astellas Pharma, Inc. 425,905
30,700 Bandai Namco Holdings, Inc. 817,114
9,800 BayCurrent, Inc. 406,344
24,200 BIPROGY, Inc. 835,943
44,800 Bridgestone Corporation 1,007,968
69,200 Brother Industries, Ltd. 1,382,459
28,600 Canon, Inc.
d
846,234
8,300 Chudenko Corporation 238,814
86,200 Chugai Pharmaceutical Company,
Ltd. 4,522,187
14,300 COMSYS Holdings Corporation 416,253
41,900 Cosmo Energy Holdings Company,
Ltd. 1,117,583
7,800 Cover Corporation
a
74,931
72 CRE Logistics REIT, Inc. 77,392
163,300 Dai Nippon Printing Company, Ltd. 2,811,045
846,500 Dai-ichi Mutual Life Insurance
Company, Ltd. 7,034,897
290 Daiwa House REIT Investment
Corporation 265,042
574,600 Daiwa Securities Group, Inc. 5,035,677
6,900 Daiwabo Holdings Company, Ltd. 135,982
43,000 Denso Corporation 593,921
4,200 DISCO Corporation 1,279,581
15,600 Doshisha Company, Ltd. 329,221
8,600 Doutor Nichires Holdings
Company, Ltd. 142,670
68,100 DTS Corporation 535,363
48,200 Eneos Holdings, Inc. 341,020
8,500 Exedy Corporation 304,851
22,200 F.C.C. Company, Ltd. 527,744
9,200 Fast Retailing Company, Ltd. 3,335,812
7,900 Ferrotec Corporation 253,668
12,600 Financial Partners Group Company,
Ltd. 154,158
78,600 FUJIFILM Holdings NPV 1,667,767
67,500 Fujitsu, Ltd. 1,855,097
8,400 Fuyo General Lease Company, Ltd. 230,360
8,800 Glory, Ltd. 222,808
5,300 GMO Payment Gateway, Inc. 328,706
49,900 Hachijuni Bank, Ltd. 540,371
7,500 Hanwa Company, Ltd. 343,635
3,700 Hazama Ando Corporation 44,715
65,200 Heiwa Corporation 845,821
Shares Common Stock  91.2% Value
Japan  19.0%  - continued
237,200 Hitachi, Ltd. $ 7,438,965
797,100 Honda Motor Company, Ltd.
d
7,823,276
8,300 Hosiden Corporation 131,864
45,900 Hoya Corporation 6,961,635
17,800 Hyakugo Bank, Ltd. 130,246
6,500 Hyakujushi Bank, Ltd. 276,394
183,800 Inaba Denki Sangyo Company, Ltd. 2,998,593
2,700 Inabata & Company, Ltd. 64,591
4,100 INFRONEER Holdings, Inc. 56,024
21,400 Inpex Corporation 428,012
3,100 Internet Initiative Japan, Inc. 54,838
37,500 Isuzu Motors, Ltd. 585,267
405,000 ITOCHU Corporation 5,117,909
109,700 Japan Exchange Group, Inc. 1,170,890
108 Japan Metropolitan Fund
Investment Corporation 85,448
21,200 Japan Petroleum Exploration
Company, Ltd. 213,107
12,500 Japan Post Bank Company, Ltd. 175,963
479,600 Japan Post Holdings Company,
Ltd. 5,060,457
18,200 Japan Post Insurance Company,
Ltd. 547,339
4,700 JMDC, Inc. 119,338
10,500 JTEKT Corporation 116,368
17,700 Juroku Financial Group, Inc. 814,047
130,500 JX Advanced Metals Corporation 1,631,390
13,600 Kaga Electronics Company, Ltd. 336,811
2,600 Kakaku.com, Inc. 38,329
14,600 Kaken Pharmaceutical Company,
Ltd. 374,536
21,000 Kamigumi Company, Ltd. 679,089
1,900 Kanamoto Company, Ltd. 47,525
10,800 Kanematsu Corporation 124,268
556,700 KDDI Corporation 9,635,199
338 KDX Realty Investment Corporation 379,356
26,600 Keiyo Bank, Ltd. 282,996
11,300 Keyence Corporation 4,087,492
24,600 Kioxia Holdings Corporation
a
1,637,254
1,700 Kobe Bussan Company, Ltd. 40,920
4,600 Kokusai Electric Corporation 160,872
112,400 Komatsu, Ltd. 3,566,728
9,700 KOSE Corporation 324,732
19,100 Kumagai Gumi Company, Ltd. 188,669
6,000 Kurabo Industries, Ltd. 324,961
23,800 Kuraray Company, Ltd. 241,435
13,500 Kureha Corporation 351,716
349,100 Kyocera Corporation 4,893,932
91,600 Kyoei Steel, Ltd. 1,432,075
1,900 Lasertec Corporation 362,031
23,100 Lintec Corporation 651,760
474,900 LY Corporation 1,263,684
4,800 Macnica Holdings, Inc. 73,579
5,700 Maruha Nichiro Corporation 46,814
56,000 Maruichi Steel Tube, Ltd. 518,501
100 Maruwa Company, Ltd./Aichi 27,176
28,600 Matsui Securities Company, Ltd. 156,102
19,600 Mazda Motor Corporation 151,355
32,000 Medipal Holdings Corporation 566,489
62,800 MEITEC Group Holdings, Inc. 1,421,731
36,700 MIRAIT ONE Corporation 821,644
22,200 Mitsubishi Chemical Group
Corporation 129,951
87,600 Mitsubishi Corporation 2,003,647
62,600 Mitsubishi Electric Corporation 1,825,219

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
Japan  19.0%  - continued
17,400 Mitsubishi Gas Chemical Company,
Inc. $ 316,050
119,500 Mitsubishi HC Capital, Inc. 999,647
399,200 Mitsubishi Heavy Industries, Ltd. 9,745,446
25,800 Mitsubishi Logistics Corporation 197,099
31,700 Mitsubishi Motors Corporation 75,365
863,600 Mitsubishi UFJ Financial Group,
Inc. 13,706,259
47,400 Mitsui & Company, Ltd. 1,407,654
3,200 Mitsui Chemicals, Inc. 40,919
6,200 Mitsui DM Sugar Company, Ltd. 131,888
106,500 Mizuho Financial Group, Inc. 3,886,671
6,800 Mizuho Leasing Company, Ltd. 61,328
100,800 MS and AD Insurance Group
Holdings, Inc. 2,366,484
9,400 Nanto Bank, Ltd. 357,154
112,200 NEC Corporation 3,796,344
6,200 Nikon Corporation 69,220
39,800 Nintendo Company, Ltd. 2,687,080
25,100 Nippon Express Holdings, Inc. 537,205
2,100 Nippon Shinyaku Company, Ltd. 75,673
72,900 Nippon Shokubai Company, Ltd. 933,903
616,000 Nippon Steel Corporation 2,520,705
148,500 Nippon Yusen Kabushiki Kaisha 4,810,151
7,900 Nishimatsu Construction Company,
Ltd. 288,473
1,500 Nishio Holdings Company, Ltd. 45,355
7,900 Nisshin Oillio Group, Ltd. 264,749
3,300 Nitori Holdings Company, Ltd. 57,599
1,600 Nitta Corporation 43,069
43,700 Nitto Kogyo Corporation 1,149,025
18,900 Nojima Corporation 143,570
7,700 NOK Corporation 138,182
273,700 Nomura Holdings, Inc. 2,280,050
84,500 Nomura Real Estate Holdings, Inc. 521,649
366 Nomura Real Estate Master Fund,
Inc. 404,460
14,400 Nomura Research Institute, Ltd. 547,987
11,100 Noritsu Koki Company, Ltd. 131,768
26,200 NS Solutions Corporation 738,788
24,900 NSD Company, Ltd. 550,659
43,000 NSK, Ltd. 268,303
7,019,100 NTT, Inc. 7,085,718
14,400 Obayashi Corporation 301,362
3,100 OBIC Business Consultants
Company, Ltd. 167,328
11,700 Ogaki Kyoritsu Bank, Ltd. 350,521
11,900 Ohsho Food Service Corporation 243,982
26,900 Oji Holdings Corporation 147,689
4,700 Okamura Corporation 68,768
3,100 Okumura Corporation 122,672
1,900 OMRON Corporation 48,070
238,000 Ono Pharmaceutical Company, Ltd. 3,297,350
96,000 ORIX Corporation 2,807,739
14,900 PAL GROUP Holdings Company,
Ltd. 193,073
1,326,400 Persol Holdings Company, Ltd. 2,461,798
5,800 Plus Alpha Consulting Company,
Ltd. 88,833
2,700 RAIZNEXT Corporation 41,974
4,600 Rakuten Bank, Ltd.
a
203,085
201,400 Rakuten Group, Inc.
a
1,290,565
176,384 Recruit Holdings Company, Ltd. 9,911,296
15,900 Ricoh Company, Ltd. 139,905
3,300 Riken Vitamin Company, Ltd. 62,448
Shares Common Stock  91.2% Value
Japan  19.0%  - continued
25,600 Rohto Pharmaceutical Company,
Ltd. $ 429,142
9,500 Rorze Corporation 136,179
9,300 San-in Godo Bank, Ltd. 88,399
12,600 Sanki Engineering Company, Ltd. 461,510
16,800 Sanrio Company, Ltd. 525,676
2,900 Sanwa Holdings Corporation 75,511
15,700 Sanyo Chemical Industries, Ltd. 523,413
6,200 SBI Holdings, Inc. 133,610
29,600 SCREEN Holdings Company, Ltd. 2,883,169
8,700 Sega Sammy Holdings, Inc. 135,823
328,100 Seiko Epson Corporation 4,158,420
235,000 Sekisui House, Ltd. 5,243,615
1,600 Senshu Electric Company, Ltd. 54,957
25,300 Shin-Etsu Chemical Company, Ltd. 785,847
9,500 ShinMaywa Industries, Ltd. 116,200
3,300 Shinnihon Corporation 42,910
51,900 Ship Healthcare Holdings, Inc. 869,603
16,600 Shizuoka Financial Group, Inc. 257,744
33,600 SKY Perfect JSAT Holdings, Inc. 429,417
6,400 Socionext, Inc. 89,668
2,079,900 SoftBank Corporation 2,855,615
187,200 SoftBank Group Corporation 5,251,585
111,900 Sojitz Corporation 3,480,074
230,300 Sompo Holdings, Inc. 7,816,892
1,436,000 Sony Financial Group, Inc.
a
1,521,808
528,800 Sony Group Corporation 13,564,243
102 SOSiLA Logistics REIT, Inc. 82,107
4,100 Stanley Electric Company, Ltd. 80,715
284 Star Asia Investment Corporation 111,784
3,600 Starts Corporation, Inc. 110,133
63,800 Subaru Corporation 1,373,692
6,300 Sumco Corporation 57,635
145,600 Sumitomo Corporation 5,039,581
48,900 Sumitomo Forestry Company, Ltd. 497,760
139,200 Sumitomo Mitsui Financial Group,
Inc. 4,476,869
15,600 Suzuken Company, Ltd./Aichi
Japan 610,506
113,000 Systena Corporation 371,493
70,200 Taiyo Holdings Company, Ltd. 2,134,446
17,300 Takamatsu Construction Group
Company, Ltd. 444,219
144,600 Takeda Pharmaceutical Company,
Ltd. 4,492,038
500 TBS Holdings, Inc. 18,453
16,600 TechMatrix Corporation 247,221
2,900 THK Company, Ltd. 74,237
9,000 Timee, Inc.
a
72,820
9,900 Toa Corporation/Tokyo 179,166
79,900 Toagosei Company, Ltd.
d
838,586
18,500 Toei Animation Company, Ltd. 320,446
4,300 Toenec Corporation 53,118
700 Toho Company, Ltd. 35,661
3,000 Toho Holdings Company, Ltd. 89,402
129,700 Tokai Tokyo Financial Holdings, Inc. 569,176
180,200 Tokio Marine Holdings, Inc. 6,661,292
53,000 Tokyo Electric Power Company
Holdings, Inc.
a
222,860
43,700 Tokyo Electron, Ltd. 9,733,186
3,700 Tokyo Tatemono Company, Ltd. 83,878
40,300 Tokyu Construction Company, Ltd. 336,852
52,200 TOPPAN Holdings, Inc. 1,551,734
70,200 Tosoh Corporation 1,054,909
6,000 Totetsu Kogyo Company, Ltd. 174,094

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
Japan  19.0%  - continued
3,400 Toyo Seikan Group Holdings, Ltd. $ 83,016
440,700 Toyota Motor Corporation 9,464,957
6,300 Trial Holdings, Inc. 124,681
37,700 TS Tech Company, Ltd. 443,694
153,500 Tsubakimoto Chain Company 2,266,586
119,600 TV Asahi Holdings Corporation 2,545,097
26,000 Unicharm Corporation 148,557
8,100 Yamazen Corporation 76,875
36,200 Yokogawa Bridge Holdings
Corporation 699,264
7,200 Yonex Company, Ltd. 152,505
32,400 Yuasa Trading Company, Ltd. 1,104,224
3,100 Yurtec Corporation 54,515
Total 336,620,387
Jersey  0.1%
24,068 International Workplace Group plc 75,039
217,802 Man Group plc 668,868
311,414 TP ICAP Group plc 1,087,430
Total 1,831,337
Kuwait  0.1%
202,640 Agility Public Warehousing
Company KSCC 92,849
17,868 HumanSoft Holding Company
KSCC 152,441
175,502 Kuwait Finance House KSCP 462,417
30,576 Mobile Telecommunications
Company KSCP 51,556
136,693 National Bank of Kuwait KSCP 450,665
Total 1,209,928
Luxembourg  0.1%
109,864 Aroundtown SA
a
340,137
7,591 Befesa SA
b
262,338
48,866 Grand City Properties SA
a
563,394
3,839 Millicom International Cellular SA 212,834
5,480 RTL Group SA 220,603
Total 1,599,306
Malaysia  <0.1%
172,200 Sunway Construction Group Bhd 239,933
59,800 Telekom Malaysia Bhd 118,556
5,100 United Plantations Bhd 37,776
Total 396,265
Mexico  0.1%
17,381 America Movil SAB de CV ADR 359,265
15,951 Cemex SAB de CV ADR 183,277
126,500 Fibra Uno Administracion SA de CV 190,093
40,433 Grupo Financiero Banorte SAB de
CV ADR 374,613
60,000 Grupo Mexico SAB de CV 567,097
9,100 Industrias Penoles SAB de CV
a
478,046
45,600 Megacable Holdings SAB de CV 131,248
4,500 Regional SAB de CV 35,533
Total 2,319,172
Netherlands  5.9%
3,334 Aalberts NV 109,898
62,393 AerCap Holdings NV 8,969,618
30,631 Airbus SE 7,113,244
Shares Common Stock  91.2% Value
Netherlands  5.9%  - continued
29,340 ASML Holding NV $ 31,614,404
18,907 Cementir Holding NV 414,810
13,825 Ferrari NV 5,137,562
127,711 Ferrovial SE 8,274,475
5,848 JBS NV 84,328
412,664 Koninklijke Ahold Delhaize NV 16,922,049
66,250 Koninklijke BAM Groep NV 722,494
2,742 Koninklijke Heijmans NV 217,574
36,853 Koninklijke Vopak NV 1,642,151
411 Magnum Ice Cream Company NV
a
6,523
492,990 MFE-MediaForEurope NV 1,780,100
68,716 NN Group NV 5,301,065
197,360 Prosus NV 12,220,315
107,999 SBM Offshore NV 3,107,352
30,452 Wereldhave NV 689,046
Total 104,327,008
New Zealand  <0.1%
55,024 Contact Energy, Ltd. 292,719
22,018 Mercury NZ, Ltd. 82,029
Total 374,748
Norway  0.4%
148,886 DNB Bank ASA 4,148,080
67,722 DNO International ASA 106,876
6,811 DOF Group ASA 64,127
35,087 Kongsberg Gruppen ASA 899,114
4,739 Nordic Semiconductor ASA
a
62,099
17,316 SpareBank 1 SMN 353,649
86,037 Storebrand ASA 1,470,437
1,383 Wilh Wilhelmsen Holding ASA 80,950
9,672 Yara International ASA 395,798
Total 7,581,130
Philippines  <0.1%
26,890 International Container Terminal
Services, Inc. 258,044
Total 258,044
Poland  0.1%
10,063 Bank Millennium SA
a
46,469
7,241 Bank Polska Kasa Opieki SA 410,722
23,504 Orlen SA 627,480
89,098 PGE Polska Grupa Energetyczna
SA
a
217,752
11,110 Powszechna Kasa Oszczednosci
Bank Polski SA 262,218
1,256 Santander Bank Polska SA 189,867
50,055 Tauron Polska Energia SA
a
120,209
Total 1,874,717
Portugal  0.6%
2,635,390 Banco Comercial Portugues SA 2,774,162
89,556 CTT-Correios de Portugal SA 780,895
1,290,014 EDP SA 5,941,525
63,391 Galp Energia SGPS SA 1,091,613
189,886 Sonae SGPS SA 359,724
Total 10,947,919
Qatar  0.1%
312,752 Baladna
a
109,804
95,294 Commercial Bank PSQC 109,924

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
Qatar  0.1%  - continued
171,075 Doha Bank QPSC $ 134,849
16,866 Gulf Warehousing Company 10,368
12,019 Qatar Islamic Bank QPSC 79,097
68,090 Qatar National Bank QPSC 348,959
Total 793,001
Russian Federation  <0.1%
169,404 Gazprom PJSC ADR
a,c
17
14,886 GMK Norilskiy Nickel PAO ADR
a,c
1
6,112 LUKOIL PJSC
a,c,e
0
6,042 Mechel PJSC ADR
a,c
1
444 Novatek PJSC GDR
a,c
0
6,840 Polyus PJSC
a,c,e
0
1 Polyus PJSC GDR
a,c
0
329,720 Sberbank of Russia PJSC
a,c,e
0
17,590 Sovcomflot OAO
a,c,e
0
67,366 Surgutneftegas PAO ADR
a,c
7
Total 26
Saudi Arabia  0.2%
11,113 Al Babtain Power &
Telecommunication Company 190,723
34,984 Al Rajhi Bank 908,714
71,445 Arab National Bank 411,877
15,518 Arabian Centres Company 78,092
52,718 Banque Saudi Fransi 236,443
3,451 Eastern Province Cement Company 21,557
20,854 Riyad Bank 150,935
5,296 Riyadh Cement Company 33,426
1,982 SABIC Agri-Nutrients Company 58,440
5,814 Saudi Arabian Mining Company
a
94,440
61,111 Saudi Arabian Oil Company
b
388,064
30,693 Saudi Electricity Company 114,960
9,127 Saudi Investment Bank 31,937
80,133 Saudi National Bank 809,277
83 Saudi Telecom Company 951
5,956 Theeb Rent A Car Company 59,798
Total 3,589,634
Singapore  1.6%
83,200 AIMS APAC REIT 97,028
237,200 CapitaLand China Trust 142,957
1,047,600 CapitaLand Integrated Commercial
Trust 1,944,393
497,400 ComfortDelGro Corporation, Ltd. 572,100
18,237 Kenon Holdings, Ltd. 1,202,143
97,900 Sasseur Real Estate Investment
Trust 51,743
521,100 Singapore Exchange, Ltd. 6,859,727
726,700 Singapore Technologies
Engineering, Ltd. 4,748,327
795,700 United Overseas Land, Ltd. 5,404,106
19,300 Venture Corporation, Ltd. 227,056
202,400 Yangzijiang Financial Holding, Ltd. 62,863
271,200 Yangzijiang Maritime Development,
Ltd.
a
130,811
2,501,700 Yangzijiang Shipbuilding Holdings,
Ltd. 6,758,323
161,100 Yanlord Land Group, Ltd.
a
87,516
Total 28,289,093
South Africa  0.3%
31,289 Absa Group, Ltd. 452,216
Shares Common Stock  91.2% Value
South Africa  0.3%  - continued
56,166 AECI, Ltd. $ 302,981
7,314 Coronation Fund Managers, Ltd. 20,621
63,017 DataTec, Ltd. 300,815
38,233 FirstRand, Ltd. 209,517
17,346 Gold Fields, Ltd. ADR 757,326
174,647 Growthpoint Properties, Ltd. 180,975
10,424 Harmony Gold Mining Company,
Ltd. ADR 207,437
3,650 Impala Platinum Holdings, Ltd. 57,360
47,549 Momentum Group, Ltd. 109,799
7,022 MTN Group, Ltd. 71,889
9,245 Naspers, Ltd. 616,563
265,460 Old Mutual, Ltd. 238,850
34,946 Redefine Properties, Ltd. 12,666
5,783 Sanlam, Ltd. 34,394
116,754 Sibanye Stillwater, Ltd.
a
425,662
45,467 Standard Bank Group 797,513
2,926 Valterra Platinum, Ltd. 247,799
89,787 Vukile Property Fund, Ltd. 135,719
Total 5,180,102
South Korea  1.3%
14,076 BNK Financial Group, Inc. 154,887
1,026 CJ Corporation 122,609
5,798 Green Cross Holdings Corporation
a
63,971
3,004 GS Holdings Corporation 117,384
10,834 Hana Financial Group, Inc. 706,881
611 Hanwha Aerospace Company, Ltd.
a
399,013
5,490 Hanwha Corporation
a
310,847
3,202 HD Hyundai Company, Ltd. 419,112
109 HD Hyundai Heavy Industries
Company, Ltd. 38,417
1,867 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 526,814
652 Hyosung Corporation
a
51,872
1,785 Hyundai Department Store
Company, Ltd. 109,672
1,656 Hyundai Glovis Company, Ltd. 207,862
663 Hyundai Motor Company 136,915
30,238 iM Financial Group Company, Ltd. 325,978
4,184 Kakao Corporation 174,478
8,142 KB Financial Group, Inc. 700,901
5,160 Kia Corporation 437,431
2,121 Korea Electric Power Corporation
a
69,611
4,289 Korean Reinsurance Company 34,364
6,059 LG Corporation 339,471
31,650 LG Uplus Corporation 323,410
4,226 LX International Corporation 95,331
24,038 Mirae Asset Securities Company,
Ltd. 389,935
573 NAVER Corporation 96,322
962 PharmaResearch Company, Ltd. 269,288
502 POSCO Holdings, Inc. 106,423
401 Samsung Biologics Company,
Ltd.
a,b
470,433
3,814 Samsung C&T Corporation
a
633,480
86,501 Samsung Electronics Company,
Ltd. 7,250,072
1 Samsung Epis Holdings Company,
Ltd.
a
185
193 Samsung Fire & Marine Insurance
Company, Ltd. 66,586
9,714 SD Biosensor, Inc.
a
59,974
14,380 Shinhan Financial Group Company,
Ltd. 765,732

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
South Korea  1.3%  - continued
459 Shinsegae, Inc. $ 78,637
10,280 SK Hynix, Inc. 4,655,588
3,501 SK Square Company, Ltd.
a
891,559
2,674 SK, Inc. 477,188
16,636 Woori Financial Group, Inc. 322,895
824 Youngone Corporation 46,790
279 Youngone Holdings Company, Ltd. 37,089
Total 22,485,407
Spain  2.8%
204,376 Aena SME SA
b
5,710,435
551,211 Banco Bilbao Vizcaya Argentaria
SA 12,929,862
1,406,463 Banco de Sabadell SA 5,542,653
1,510,716 Banco Santander SA 17,781,848
7,988 Construcciones y Auxiliar de
Ferrocarriles SA 551,545
40,928 International Consolidated Airlines
Group SA 227,249
8,997 Let's GOWEX SA
a,c,f
1
134,093 Logista Integral SA 4,741,705
265,270 Mapfre SA 1,331,175
10,259 Melia Hotels International SA 95,163
45,607 Merlin Properties Socimi SA 663,969
8,217 Repsol SA 153,316
43,348 Sacyr SA 196,257
2,106 Vidrala SA 222,466
Total 50,147,644
Supranational  <0.1%
2,626 Unibail-Rodamco-Westfield 285,569
Total 285,569
Sweden  2.3%
76,601 AB Industrivarden, Class A 3,431,598
83,589 AcadeMedia AB
b
895,856
18,439 Ambea AB
b
282,999
71,526 Arjo AB 247,625
205,779 Assa Abloy AB 7,949,419
39,398 Attendo AB
b
348,945
2,036 Avanza Bank Holding AB 77,320
18,643 Betsson AB 297,555
12,552 Billerud AB 127,341
31,769 Cloetta AB 139,616
44,570 Dios Fastigheter AB 316,799
41,511 Fabege AB 372,208
2,665 Getinge AB 62,920
231,121 Granges AB 3,643,637
131,696 Hexpol AB 1,252,593
22,742 Intrum AB
a
95,657
265,491 Investor AB, Class B 9,460,931
7,153 Loomis AB 302,147
5,342 Modern Times Group MTG AB
a
66,361
20,512 NCC AB 488,446
26,645 Peab AB 245,728
7,095 Platzer Fastigheter Holding AB 57,414
147,027 Sandvik AB 4,749,133
254,613 Sinch AB
a,b
857,753
109,142 SSAB AB, Class A 826,685
24,972 SSAB AB, Class B 186,977
15,380 Svolder AB 98,507
15,643 Synsam AB 114,430
362,328 Telefonaktiebolaget LM Ericsson 3,526,191
Shares Common Stock  91.2% Value
Sweden  2.3%  - continued
7,043 Wihlborgs Fastigheter AB $ 69,659
Total 40,592,450
Switzerland  6.9%
320,753 ABB, Ltd. 23,645,126
9,005 Accelleron Industries AG 694,524
13,531 Adecco SA 389,693
3,712 Avolta AG 218,933
286 Burckhardt Compression Holding
AG 195,956
4 Chocoladefabriken Lindt and
Spruengli AG 586,624
2,685 DKSH Holding AG 193,025
7,234 EFG International AG 173,492
3,818 Galderma Group AG 777,470
6,187 Galenica AG
b
763,123
1,026 Huber+Suhner AG 186,074
5,637 Logitech International SA 572,258
77,782 Nestle SA 7,720,573
233,323 Novartis AG 32,150,975
1,087 PSP Swiss Property AG 196,678
64,896 Roche Holding AG, Participation
Certificates 26,800,119
11,893 Schindler Holding AG, Participation
Certificates 4,472,542
7,343 Temenos AG 730,275
334,159 UBS Group AG 15,429,659
8,856 Zurich Insurance Group AG 6,701,359
Total 122,598,478
Taiwan  2.0%
62,000 Arcadyan Technology Corporation 342,707
460,000 Asia Cement Corporation 544,014
22,000 Asustek Computer, Inc. 382,420
260,000 Cathay Financial Holding
Company, Ltd. 627,168
33,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 138,111
10,591 Chunghwa Telecom Company, Ltd.
ADR 441,750
88,000 Compeq Manufacturing Company,
Ltd. 259,898
1,129,000 CTBC Financial Holding Company,
Ltd. 1,803,905
33,000 Delta Electronics, Inc. 1,006,631
99,000 Far Eastern New Century
Corporation 87,544
65,000 Far EasTone Telecommunications
Company, Ltd. 182,525
113,000 Feng Hsin Steel Company, Ltd. 220,458
127,000 First Financial Holding Company,
Ltd. 118,755
152,000 Fubon Financial Holding Company,
Ltd. 465,219
33,000 Hannstar Board Corporation 96,773
294,000 Hon Hai Precision Industry
Company, Ltd. 2,155,116
182,000 Hua Nan Financial Holdings
Company, Ltd. 179,564
81,000 Lite-On Technology Corporation 421,388
5,000 Marketech International
Corporation 43,686
22,000 MediaTek, Inc. 998,914
103,000 Pegatron Corporation 224,687

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
Taiwan  2.0%  - continued
17,000 Promate Electronic Company, Ltd. $ 24,114
61,000 Quanta Computer, Inc. 526,850
10,000 Sigurd Microelectronics
Corporation 36,995
26,000 Simplo Technology Company, Ltd. 296,640
437,000 SinoPac Financial Holdings
Company, Ltd. 397,577
12,000 Sunonwealth Electric Machine
Industry Company, Ltd. 60,921
41,000 Synnex Technology International
Corporation 75,570
12,000 Systex Corporation 44,971
32,487 Taichung Commercial Bank
Company, Ltd. 21,492
26,000 Taiwan Mobile Company, Ltd. 89,706
7,000 Taiwan Secom Company, Ltd. 24,025
427,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 21,015,477
52,947 Topco Scientific Company, Ltd. 491,071
16,000 Tripod Technology Corporation 161,462
18,000 Tung Ho Steel Enterprise
Corporation 36,428
106,000 Uni-President Enterprises
Corporation 259,906
295,000 United Microelectronics
Corporation 460,668
50,000 Wah Lee Industrial Corporation 170,974
4,000 Wiwynn Corporation 569,866
17,000 WPG Holdings, Ltd. 31,449
10,000 Yankey Engineering Company, Ltd. 177,171
65,000 Yuanta Financial Holding Company,
Ltd. 81,222
Total 35,795,788
Thailand  0.3%
99,400 Advanced Info Service PCL NVDR 987,053
248,000 Charoen Pokphand Foods PCL
NVDR 171,666
258,900 Kasikornbank PCL NVDR 1,596,826
135,800 Kiatnakin Phatra Bank PCL NVDR 292,664
907,000 Krung Thai Bank PCL NVDR 812,695
198,200 SCB X PCL NVDR 873,522
89,700 Thai Life Insurance PCL NVDR 28,270
62,200 Thanachart Capital PCL NVDR 114,908
77,800 TIDLOR Holdings PCL NVDR 41,786
53,700 Tisco Financial Group PCL NVDR
c
188,350
Total 5,107,740
Turkey  <0.1%
638,622 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 303,279
38,348 Enerjisa Enerji AS 80,646
Total 383,925
United Arab Emirates  0.3%
32,800 Abu Dhabi Commercial Bank PJSC 127,708
9,888 Abu Dhabi Islamic Bank PJSC 55,844
145,536 Abu Dhabi National Oil Company
for Distribution PJSC 154,541
129,755 ADNOC Gas plc 125,409
29,881 Air Arabia PJSC 37,864
54,160 Aldar Properties PJSC 128,183
424,418 Deyaar Development PJSC 117,913
216,088 Dubai Islamic Bank PJSC 545,268
Shares Common Stock  91.2% Value
United Arab Emirates  0.3%  - continued
76,880 Emaar Development PJSC $ 317,015
257,451 Emaar Properties PJSC 982,573
86,701 Emirates NBD Bank PJSC 657,443
59,531 Emirates Telecommunications
Group Company PJSC 297,270
169,280 First Abu Dhabi Bank PJSC 803,824
75,987 Sharjah Islamic Bank 64,551
Total 4,415,406
United Kingdom  11.7%
30,881 Aderdeen Group plc 85,199
8,056 AngloGold Ashanti plc 693,781
91,562 AstraZeneca plc 16,944,342
503,237 Auto Trader Group plc
b
3,970,204
4,300 Babcock International Group plc 71,658
108,577 BAE Systems plc 2,498,897
235,611 Balfour Beatty plc 2,247,220
2,505,062 Barclays plc 16,035,166
36,866 Beazley plc 412,256
7,978 Berkeley Group Holdings plc 419,890
27,999 Big Yellow Group plc 393,741
1,068,916 BP plc 6,233,856
18,798 Breedon Group plc 83,415
16,653 British American Tobacco plc 944,066
41,393 British Land Company plc 224,614
1,158,439 Centrica plc 2,641,301
151,374 Compass Group plc 4,796,275
3,102 Computacenter plc 121,916
43,816 Convatec Group plc
b
143,055
99,193 Currys plc 168,017
16,039 Diploma plc 1,141,141
12,489 Dunelm Group plc 190,230
78,972 Endeavour Mining plc 4,126,074
99,833 Evraz plc
a,c
13
141,745 FirstGroup plc 364,169
13,533 Future plc 96,043
1,740 Games Workshop Group plc 442,663
36,149 GB Group plc 125,194
878,026 GSK plc 21,526,675
201,050 Haleon plc 1,015,978
107,386 Halma plc 5,097,044
99,377 Harbour Energy plc 261,459
8,623 Hikma Pharmaceuticals plc 179,763
23,813 Howden Joinery Group plc 266,503
389,204 HSBC Holdings plc 6,124,469
114,141 IG Group Holdings plc 2,020,699
30,914 IMI plc 1,031,191
370,811 Imperial Brands plc 15,570,363
115,945 ITV plc 127,883
14,563 Johnson Matthey plc 417,770
101,524 Johnson Service Group plc 184,746
36,205 Jupiter Fund Management plc 77,365
14,952 Keller Group plc 335,773
125,661 Kier Group plc 374,507
274,665 Kingfisher plc 1,156,212
2,563 Lion Finance Group plc 320,434
862,668 Lloyds TSB Group plc 1,141,058
24,644 Molten Ventures plc
a
166,860
127,982 MONY Group plc 316,175
21,710 Moonpig Group plc 59,406
12,489 Morgan Sindall Group plc 782,804
884,289 NatWest Group plc 7,757,204
47,293 Next plc 8,706,617
21,776 OSB Group plc 186,490
6,673 Oxford Instruments plc 182,973

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  91.2% Value
United Kingdom  11.7%  - continued
52,905 Paragon Banking Group plc $ 609,370
14,081 Phoenix Group Holdings plc 139,399
25,011 Polar Capital Holdings plc 178,850
4,300 Rathbones Group plc 111,367
16,031 Reckitt Benckiser Group plc 1,297,214
17,056 RELX plc 687,129
11,589 Renew Holdings plc 138,837
2,498 Renishaw plc 118,188
49,025 Rightmove plc 342,522
33,913 Rio Tinto plc 2,731,718
300,215 Rolls-Royce Holdings plc 4,643,022
119,634 Rotork plc 523,706
772,174 Shell plc 28,456,245
24,146 Smiths Group plc 763,741
7,027 St. James's Place plc 130,522
449,570 Standard Chartered plc 10,969,666
2,214 TBC Bank Group plc 120,995
1,500,021 Tesco plc 8,920,336
52,158 Tritax Big Box REIT plc 106,581
1,829 Unilever plc 119,501
25,152 Vistry Group plc
a
216,433
2,962,587 Vodafone Group plc 3,949,142
13,391 XPS Pensions Group plc 61,191
95,685 Zigup plc 494,631
Total 206,833,123
United States  <0.1%
797 Southern Copper Corporation 114,346
Total 114,346
Virgin Islands, British  <–%
4,449 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $1,227,498,121) 1,612,201,127
Shares Preferred Stock 0.2%
Brazil  0.1%
2,668 Axia Energia, Class C ADR
a
22,997
26,200 Bradespar SA 95,147
143,100 Companhia de Saneamento do
Parana 204,475
30,600 Companhia de Saneamento do
Parana, Units 224,373
40,698 Itausa SA 86,747
121,378 Petroleo Brasileiro SA 682,671
Total 1,316,410
Germany  <0.1%
1,664 Porsche Automobil Holding SE 77,634
Total 77,634
Russian Federation  <0.1%
765,300 Surgutneftegas PAO
a,c,e
1
17,100 Transneft PJSC
a,c,e
0
Total 1
South Korea  0.1%
622 Hyundai Motor Company, 2nd
Preferred 91,891
2,251 Hyundai Motor Company, Preferred 322,595
Shares Preferred Stock  0.2% Value
South Korea  0.1%  - continued
20,558 Samsung Electronics Company,
Ltd. $ 1,276,052
Total 1,690,538
Total Preferred Stock
(cost $3,296,610) 3,084,583
Shares
Collateral Held for Securities
Loaned 0.2%
2,852,322 Thrivent Cash Management Trust 2,852,322
Total Collateral Held for
Securities Loaned
(cost $2,852,322) 2,852,322
Shares or
Principal
Amount Short-Term Investments 8.3%
Federal Home Loan Bank Discount
Notes
700,000 3.855%,  1/2/2026
g,h
699,863
200,000 3.646%,  1/30/2026
g,h
199,415
100,000 3.520%,  2/20/2026
g,h
99,501
100,000 3.755%,  2/25/2026
g,h
99,452
3,300,000 3.570%,  3/20/2026
g,h
3,274,509
Federal Home Loan Mortgage
Corporation Discount Notes
4,600,000 3.790%,  1/26/2026
g,h
4,588,339
100,000 3.585%,  3/9/2026
g,h
99,335
700,000 3.560%,  3/12/2026
g,h
695,140
Federal National Mortgage
Association Discount Notes
1,200,000 3.605%,  3/2/2026
g,h
1,192,843
1,100,000 3.542%,  3/18/2026
g,h
1,091,718
State Street Institutional U.S.
Government Money Market Fund
30,272,026 3.740%
g
30,272,026
Thrivent Core Short-Term Reserve
Fund
10,535,477 4.050% 105,354,771
Total Short-Term Investments
(cost $147,666,491) 147,666,912
Total Investments (cost
$1,381,313,544) 99.9% $1,765,804,944
Other Assets and Liabilities,
Net 0.1% 2,408,087
Total Net Assets 100.0% $1,768,213,031
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $31,816,976 or
1.8% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Equity
Portfolio as of December 31, 2025:
Securities Lending Transactions
Common Stock $ 2,707,700
Total lending $2,707,700
Gross amount payable upon return of
collateral for securities loaned $2,852,322
Net amounts due to counterparty $144,622
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 381,716,568
Gross unrealized depreciation (16,013,154)
Net unrealized appreciation (depreciation) $ 365,703,414
Cost for federal income tax purposes $ 1,401,522,718

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing International Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 83,880,483 3,299,180 80,581,302 1
Consumer Discretionary 123,090,031 1,370,270 121,719,761 –
Consumer Staples @ 76,196,350 84,328 76,112,022 0
Energy @ 57,098,381 336,694 56,761,663 24
Financials @ 448,572,226 4,569,317 443,813,154 189,755
Health Care 152,326,592 187,681 152,138,911 –
Industrials 305,114,511 9,205,837 295,908,674 –
Information Technology 178,208,550 9,598,992 168,609,558 –
Materials @ 103,981,781 2,089,061 101,892,705 15
Real Estate 32,634,281 – 32,634,281 –
Utilities 51,097,941 219,827 50,878,114 –
Preferred Stock
Consumer Discretionary 492,120 – 492,120 –
Energy @ 682,672 – 682,671 1
Financials 86,747 – 86,747 –
Information Technology 1,276,052 – 1,276,052 –
Materials 95,147 – 95,147 –
Utilities 451,845 22,997 428,848 –
Short-Term Investments 42,312,141 30,272,026 12,040,115 –
Subtotal Investments in Securities $1,657,597,851 $61,256,210 $1,596,151,845 $189,796
Other Investments  * Total
Affiliated Short-Term Investments 105,354,771
Collateral Held for Securities Loaned 2,852,322
Subtotal Other Investments $108,207,093
Total Investments at Value $1,765,804,944
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing International Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,803,868 1,563,208 240,660 –
Total Asset Derivatives $1,803,868 $1,563,208 $240,660 $–
Liability Derivatives
Futures Contracts 382,680 382,680 – –
Total Liability Derivatives $382,680 $382,680 $– $–

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
TSX
-
Toronto Stock Exchange
The following table presents International Equity Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$12,040,115 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 1,263 March 2026 $ 91,553,216 $ 797,344
CME E-mini S&P 500 Index 103 March 2026 35,879,055 (382,680)
ICE mini MSCI EAFE Index 387 March 2026 55,582,459 573,176
ICE US mini MSCI Emerging Markets Index 110 March 2026 7,570,012 192,688
S&P / TSX 60 Index 347 March 2026 93,902,257 240,660
Total Futures Long Contracts $ 284,486,999 $ 1,421,188
Total Futures Contracts $ 284,486,999 $1,421,188
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for International Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 797,344
Total Foreign Exchange Contracts 797,344
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,006,524
Total Equity Contracts 1,006,524
Total Asset Derivatives $1,803,868
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 382,680
Total Equity Contracts 382,680
Total Liability Derivatives $382,680
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
International Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 37,715,706
Total Equity Contracts
37,715,706
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 568,531
Total Foreign Exchange Contracts 568,531
Total $38,284,237

International Equity Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for International Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 797,344
Total Foreign Exchange Contracts 797,344
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,295,228
Total Equity Contracts 2,295,228
Total $3,092,572
The following table presents International Equity Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $178,664,215
Foreign Exchange Contracts
Futures - Long 84,674,102
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $24,884 $217,176 $136,705 $105,355 10,535 5.9%
Total Affiliated Short-Term Investments 24,884 105,355 5.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,291 190,571 195,010 2,852 2,852 0.2
Total Collateral Held for Securities Loaned 7,291 2,852 0.2
Total Value $32,175 $108,207
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $4,319
Total Income/Non Cash Income from Affiliated
Investments $4,319
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 103
Total Affiliated Income from Securities Loaned, Net $103
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.6% Value
Australia  6.2%
18,858 APA Group $ 112,681
7,961 Aristocrat Leisure, Ltd. 308,206
2,786 ASX, Ltd. 95,399
42,780 Australia and New Zealand
Banking Group, Ltd. 1,034,321
72,825 BHP Group, Ltd. 2,197,801
19,535 Brambles, Ltd. 298,307
5,426 CAR Group, Ltd. 111,132
938 Cochlear, Ltd. 162,855
19,244 Coles Group, Ltd. 275,060
23,995 Commonwealth Bank of Australia 2,561,211
7,464 Computershare, Ltd. 169,161
6,956 CSL, Ltd. 800,509
29,115 Evolution Mining, Ltd. 243,657
24,281 Fortescue, Ltd. 355,050
29,319 Goodman Group 603,333
33,915 Insurance Australia Group, Ltd. 179,994
31,914 Lottery Corporation, Ltd. 109,656
12,989 Lynas Rare Earths, Ltd.
a
106,529
5,192 Macquarie Group, Ltd. 701,598
39,489 Medibank, Private Ltd. 126,024
43,920 National Australia Bank, Ltd. 1,234,891
19,489 Northern Star Resources, Ltd. 342,961
24,702 Origin Energy, Ltd. 188,637
824 Pro Medicus, Ltd. 121,016
10,632 Qantas Airways, Ltd. 73,453
21,654 QBE Insurance Group, Ltd. 286,688
758 REA Group, Ltd. 92,404
5,323 Rio Tinto, Ltd. 519,290
46,569 Santos, Ltd. 191,269
74,796 Scentre Group 209,084
2,918 SGH, Ltd. 90,062
74,484 Sigma Healthcare, Ltd. 145,812
6,732 Sonic Healthcare, Ltd. 101,364
64,517 South32, Ltd. 152,719
34,733 Stockland 132,427
15,527 Suncorp Group, Ltd. 182,273
56,963 Telstra Corporation, Ltd. 184,821
44,653 Transurban Group 422,579
56,060 Vicinity Centres 95,443
4,903 Washington H. Soul Pattinson and
Company, Ltd. 121,317
16,271 Wesfarmers, Ltd. 876,571
49,043 Westpac Banking Corporation 1,258,522
2,891 Wisetech Global, Ltd. 131,438
27,259 Woodside Energy Group, Ltd. 425,040
17,516 Woolworths, Ltd. 342,702
Total 18,475,267
Austria  0.3%
4,415 Erste Group Bank AG 529,400
2,112 OMV AG 117,527
1,887 Raiffeisen Bank International AG 84,078
976 Verbund AG 70,869
Total 801,874
Belgium  0.8%
2,139 Ageas SA NV 149,860
14,173 Anheuser-Busch InBev NV 909,637
300 D'ieteren Group 54,036
626 Elia System Operator SA 80,555
287 Financiere de Tubize SA 70,041
1,146 Groupe Bruxelles Lambert SA 101,907
3,293 KBC Groep NV 428,867
Shares Common Stock  97.6% Value
Belgium  0.8%  - continued
6 Lotus Bakeries NV $ 55,228
237 Sofina SA 68,535
1,043 Syensqo SA 83,543
1,813 UCB SA 505,149
Total 2,507,358
Bermuda  0.2%
18,959 Aegon, Ltd. 147,431
9,000 CK Infrastructure Holdings, Ltd. 66,692
15,600 Hongkong Land Holdings, Ltd. 108,369
2,300 Jardine Matheson Holdings, Ltd. 156,964
Total 479,456
Cayman Islands  0.5%
806 Futu Holdings, Ltd. ADR
a
132,353
33,999 Grab Holdings, Ltd.
a
169,655
34,800 Sands China, Ltd. 87,780
5,485 Sea, Ltd. ADR
a
699,722
19,000 SITC International Holdings
Company, Ltd. 67,990
119,533 WH Group, Ltd.
b
133,161
24,000 Wharf Real Estate Investment
Company, Ltd. 75,854
Total 1,366,515
Denmark  1.9%
42 A.P. Moller - Maersk AS, Class A 96,338
57 A.P. Moller - Maersk AS, Class B 130,789
1,348 Carlsberg AS 176,431
1,808 Coloplast AS 155,009
9,578 Danske Bank AS 478,290
1,379 Demant AS
a
46,465
2,930 DSV AS 737,939
875 Genmab AS
a
271,236
46,179 Novo Nordisk AS 2,342,129
5,053 Novonesis (Novozymes) B 323,294
7,578 Orsted AS
a,b
144,659
1,133 Pandora AS 125,294
1,345 ROCKWOOL AS 47,255
4,821 Tryg AS 126,076
14,480 Vestas Wind Systems AS 391,644
Total 5,592,848
Finland  1.1%
2,039 Elisa Oyj 90,360
6,433 Fortum Oyj 136,610
3,916 Kesko Oyj 88,362
4,874 KONE Oyj 345,288
9,509 Metso Oyj 165,448
6,066 Neste Oil Oyj 137,232
75,952 Nokia Oyj 489,668
44,529 Nordea Bank Abp 837,779
1,566 Orion Oyj 116,835
34,717 Sampo Oyj 420,034
8,351 Stora Enso Oyj 104,268
7,567 UPM-Kymmene Oyj 218,757
7,212 Wartsila Corporation 255,338
Total 3,405,979
France  9.4%
2,810 Accor SA 158,418
497 Aeroports de Paris SA 64,856
8,295 Air Liquide SA 1,559,076

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.6% Value
France  9.4%  - continued
4,969 Alstom SA
a
$ 146,595
884 Amundi SA
b
73,063
24,872 AXA SA 1,193,383
594 BioMerieux 76,861
14,412 BNP Paribas SA 1,363,475
10,070 Bollore SA 56,594
2,750 Bouygues SA 142,960
4,881 Bureau Veritas SA 155,278
2,211 Capgemini SE 367,132
8,446 Carrefour SA 140,926
6,440 Compagnie de Saint-Gobain SA 654,895
9,613 Compagnie Generale des
Etablissements Michelin SCA 318,634
779 Covivio SA/France 51,710
15,300 Credit Agricole SA 314,994
9,282 Danone SA 837,227
281 Dassault Aviation SA 90,090
9,617 Dassault Systemes SE 268,682
3,440 Edenred SE 76,045
984 Eiffage SA 140,987
26,189 Engie SA 687,967
4,317 EssilorLuxottica SA 1,365,025
1,551 FDJ UNITED 42,933
661 Gecina SA 62,777
4,337 Groupe Eurotunnel SA 80,057
454 Hermes International SCA 1,127,213
541 Ipsen SA 75,485
1,067 Kering SA 372,850
3,085 Klepierre SA 122,059
3,760 Legrand SA 558,971
3,444 L'Oreal SA 1,478,563
3,586 LVMH Moet Hennessy Louis Vuitton
SE 2,702,893
26,699 Orange SA 445,514
2,894 Pernod-Ricard SA 247,802
3,282 Publicis Groupe SA 340,828
2,756 Renault SA 114,077
3,216 Rexel SA 126,138
5,163 Safran SA 1,798,359
15,840 Sanofi SA 1,532,601
419 Sartorius Stedim Biotech 102,915
7,861 Schneider Electric SE 2,150,573
10,133 Societe Generale SA 815,746
1,269 Sodexo SA 65,018
1,329 Thales SA 358,518
28,475 TotalEnergies SE 1,856,511
9,040 Veolia Environnement SA 314,569
7,153 Vinci SA 1,006,305
Total 28,204,148
Germany  9.1%
2,452 Adidas AG 485,216
5,537 Allianz SE 2,560,180
12,798 BASF SE 673,412
14,087 Bayer AG 611,034
4,023 Bayerische Motoren Werke AG 436,235
1,391 Beiersdorf AG 152,756
1,760 Brenntag AG 102,158
10,508 Commerzbank AG 443,486
1,577 Continental AG 125,155
895 CTS Eventim AG & Company KGaA 81,930
6,813 Daimler Truck Holding AG 295,088
2,780 Delivery Hero AG
a,b
73,281
26,538 Deutsche Bank AG 1,022,750
2,700 Deutsche Boerse AG 709,617
Shares Common Stock  97.6% Value
Germany  9.1%  - continued
8,605 Deutsche Lufthansa AG $ 84,535
52,750 Deutsche Telekom AG 1,717,066
13,765 DHL Group 750,546
32,192 E.ON SE 609,552
3,675 Evonik Industries AG 57,352
3,155 Fresenius Medical Care AG 150,700
6,057 Fresenius SE & Company KGaA 347,016
2,101 GEA Group AG 141,990
865 Hannover Rueckversicherung SE 269,172
1,919 Heidelberg Materials AG 497,514
1,490 Henkel AG & Company KGaA 113,398
911 HENSOLDT AG 78,026
223 HOCHTIEF AG 87,300
18,725 Infineon Technologies AG 816,989
1,040 Knorr-Bremse AG 115,380
1,084 LEG Immobilien SE 79,062
10,355 Mercedes-Benz Group AG 717,829
1,853 Merck KGaA 264,466
772 MTU Aero Engines AG 320,015
1,873 Muenchener Rueckversicherungs-
Gesellschaft AG 1,232,594
828 Nemetschek SE 89,581
73 Rational AG 56,363
660 Rheinmetall AG 1,204,099
9,066 RWE AG 480,378
14,973 SAP SE 3,637,964
1,075 Scout24 SE
b
107,973
10,897 Siemens AG 3,051,991
11,112 Siemens Energy AG
a
1,558,885
4,852 Siemens Healthineers AG
b
254,330
1,904 Symrise AG 154,265
926 Talanx AG 123,009
10,850 Vonovia SE 312,256
3,220 Zalando SE
a,b
95,013
Total 27,348,907
Hong Kong  1.7%
150,600 AIA Group, Ltd. 1,550,140
53,000 BOC Hong Kong (Holdings), Ltd. 268,975
27,500 CK Asset Holdings, Ltd. 139,064
38,500 CK Hutchison Holdings, Ltd. 261,741
23,500 CLP Holdings, Ltd. 210,205
28,000 Galaxy Entertainment Group, Ltd. 138,063
10,800 Hang Seng Bank, Ltd. 213,058
21,000 Henderson Land Development
Company, Ltd. 76,047
54,000 HKT Trust and HKT, Ltd. 79,961
160,162 Hong Kong and China Gas
Company, Ltd. 144,382
17,300 Hong Kong Exchanges & Clearing,
Ltd. 905,159
37,360 Link REIT 166,813
22,500 MTR Corporation, Ltd. 86,173
20,000 Power Assets Holdings, Ltd. 141,725
52,571 Sino Land Company, Ltd. 69,176
21,000 Sun Hung Kai Properties, Ltd. 255,702
5,000 Swire Pacific, Ltd. 40,307
21,000 Techtronic Industries Company,
Ltd. 241,566
15,000 Wharf Holdings, Ltd. 41,899
Total 5,030,156
Ireland  0.5%
30,638 AIB Group plc 327,531

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.6% Value
Ireland  0.5%  - continued
13,681 Bank of Ireland Group plc $ 261,653
1,223 DCC plc 76,191
2,325 Kerry Group plc 212,465
2,203 Kingspan Group plc 189,830
12,098 Ryanair Holdings plc 417,109
Total 1,484,779
Isle of Man  <0.1%
8,712 Entain plc 89,552
Total 89,552
Israel  1.1%
609 Azrieli Group, Ltd. 69,046
17,931 Bank Hapoalim BM 405,547
21,352 Bank Leumi Le-Israel BM 470,549
1,208 Check Point Software Technologies,
Ltd.
a
224,156
723 CyberArk Software, Ltd.
a
322,501
399 Elbit Systems, Ltd. 229,076
11,104 ICL Group, Ltd. 63,852
17,539 Israel Discount Bank, Ltd. 186,256
2,236 Mizrahi Tefahot Bank, Ltd. 156,223
571 Monday.com, Ltd.
a
84,257
882 NICE, Ltd.
a
99,699
422 Nova, Ltd.
a
141,072
3,280 Phoenix Financial, Ltd. 135,658
16,444 Teva Pharmaceutical Industries,
Ltd. ADR
a
513,217
765 Wix.com, Ltd.
a
79,476
Total 3,180,585
Italy  2.8%
3,206 Banca Mediolanum SPA 72,797
28,318 Banca Monte dei Paschi di Siena
SPA 301,507
16,294 Banco BPM SPA 247,423
21,124 BPER Banca SPA 285,437
1,105 Buzzi SPA 66,798
8,827 Davide Campari-Milano NV 57,025
116,621 Enel SPA 1,212,546
29,328 Eni SPA 555,944
8,769 Finecobank Banca Fineco SPA 227,201
12,222 Generali 510,737
3,900 Infrastrutture Wireless Italiane SPA
b
36,091
204,224 Intesa Sanpaolo SPA 1,411,208
5,803 Leonardo SPA 331,934
3,349 Moncler SPA 214,069
7,723 Nexi SPA
b
38,066
6,555 Poste Italiane SPA
b
164,556
4,037 Prysmian SPA 402,720
1,649 Recordati SPA 93,612
28,914 Snam SPA 192,130
164,852 Telecom Italia SPA/Milano
a
99,036
20,174 Terna Rete Elettrica Nazionale SPA 214,625
20,101 UniCredit SPA 1,664,897
5,144 Unipol Assicurazioni SPA 123,413
Total 8,523,772
Japan  21.7%
11,000 Advantest Corporation 1,390,927
31,900 Aeon Company, Ltd. 503,928
2,800 AGC, Inc. 92,858
7,100 Aisin Corporation 133,027
Shares Common Stock  97.6% Value
Japan  21.7%  - continued
13,000 Ajinomoto Company, Inc. $ 274,820
2,300 All Nippon Airways Company, Ltd. 43,681
21,821 Asahi Group Holdings, Ltd. 228,723
18,600 Asahi Kasei Corporation 165,331
10,000 Asics Corporation 240,065
25,900 Astellas Pharma, Inc. 344,717
8,400 Bandai Namco Holdings, Inc. 223,575
16,400 Bridgestone Corporation 368,988
12,400 Canon, Inc. 366,899
5,000 Capcom Company, Ltd. 116,145
11,100 Central Japan Railway Company 307,470
8,100 Chiba Bank, Ltd. 90,399
9,800 Chubu Electric Power Company,
Inc. 150,984
9,600 Chugai Pharmaceutical Company,
Ltd. 503,631
5,600 Dai Nippon Printing Company, Ltd. 96,398
4,600 Daifuku Company, Ltd. 144,788
50,400 Dai-ichi Mutual Life Insurance
Company, Ltd. 418,853
25,800 Daiichi Sankyo Company, Ltd. 547,852
3,800 Daikin Industries, Ltd. 485,989
4,200 Daito Trust Construction Company,
Ltd. 79,976
8,000 Daiwa House Industry Company,
Ltd. 265,751
19,100 Daiwa Securities Group, Inc. 167,388
25,000 Denso Corporation 345,303
1,359 DISCO Corporation 414,036
13,800 East Japan Railway Company 363,725
6,600 Ebara Corporation 155,561
3,800 Eisai Company, Ltd. 112,825
38,800 Eneos Holdings, Inc. 274,514
13,400 FANUC Corporation 521,471
2,700 Fast Retailing Company, Ltd. 978,988
2,000 Fuji Electric Company, Ltd. 151,670
16,100 FUJIFILM Holdings NPV 341,616
3,600 Fujikura, Ltd. 399,224
25,200 Fujitsu, Ltd. 692,570
3,400 Hankyu Hanshin Holdings, Inc. 85,513
300 Hikari Tsushin, Inc. 84,060
65,700 Hitachi, Ltd. 2,060,455
53,000 Honda Motor Company, Ltd. 520,178
4,900 Hoya Corporation 743,181
6,600 Hulic Company, Ltd. 72,212
11,000 Idemitsu Kosan Company, Ltd. 83,284
14,700 IHI Corporation 258,435
12,600 Inpex Corporation 252,007
7,700 Isuzu Motors, Ltd. 120,175
85,000 ITOCHU Corporation 1,074,129
2,100 Japan Airlines Company, Ltd. 38,946
14,200 Japan Exchange Group, Inc. 151,565
25,600 Japan Post Bank Company, Ltd. 360,373
25,600 Japan Post Holdings Company,
Ltd. 270,116
2,700 Japan Post Insurance Company,
Ltd. 81,199
17,200 Japan Tobacco, Inc. 618,208
8,300 JFE Holdings, Inc. 105,816
8,000 JX Advanced Metals Corporation 100,009
6,100 Kajima Corporation 227,454
13,600 Kansai Electric Power Company,
Inc. 213,584
6,700 Kao Corporation 267,407
2,200 Kawasaki Heavy Industries, Ltd. 145,896

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.6% Value
Japan  21.7%  - continued
4,900 Kawasaki Kisen Kaisha, Ltd. $ 68,209
42,000 KDDI Corporation 726,924
2,800 Keyence Corporation 1,012,830
9,700 Kikkoman Corporation 88,082
2,700 Kioxia Holdings Corporation
a
179,699
11,100 Kirin Holdings Company, Ltd. 166,156
2,200 Kobe Bussan Company, Ltd. 52,955
13,600 Komatsu, Ltd. 431,561
1,400 Konami Group Corporation 190,130
14,000 Kubota Corporation 198,389
18,400 Kyocera Corporation 257,944
3,400 Kyowa Hakko Kirin Company, Ltd. 54,722
1,100 Lasertec Corporation 209,597
39,500 LY Corporation 105,108
6,300 M3, Inc. 84,753
3,200 Makita Corporation 96,989
20,200 Marubeni Corporation 562,570
4,700 MatsukiyoCocokara & Company 81,374
5,200 Minebea Mitsumu, Inc. 104,632
18,400 Mitsubishi Chemical Group
Corporation 107,707
46,200 Mitsubishi Corporation 1,056,718
27,300 Mitsubishi Electric Corporation 795,982
15,200 Mitsubishi Estate Company, Ltd. 369,286
12,600 Mitsubishi HC Capital, Inc. 105,402
46,000 Mitsubishi Heavy Industries, Ltd. 1,122,972
164,400 Mitsubishi UFJ Financial Group,
Inc. 2,609,204
35,400 Mitsui & Company, Ltd. 1,051,286
37,900 Mitsui Fudosan Company, Ltd. 430,706
4,900 Mitsui O.S.K. Lines, Ltd. 147,316
35,730 Mizuho Financial Group, Inc. 1,303,951
3,600 MonotaRO Company, Ltd. 57,324
18,400 MS and AD Insurance Group
Holdings, Inc. 431,977
23,900 Murata Manufacturing Company,
Ltd. 493,964
18,600 NEC Corporation 629,340
5,300 NEXON Company, Ltd. 129,460
12,000 Nidec Corporation 162,936
15,800 Nintendo Company, Ltd. 1,066,730
112 Nippon Building Fund, Inc. 102,080
13,600 Nippon Paint Holdings Company,
Ltd. 91,062
2,500 Nippon Sanso Holdings
Corporation 74,685
69,300 Nippon Steel Corporation 283,579
5,900 Nippon Yusen Kabushiki Kaisha 191,110
32,000 Nissan Motor Company, Ltd.
a
79,518
5,700 Nitori Holdings Company, Ltd. 99,489
9,700 Nitto Denko Corporation 230,954
43,100 Nomura Holdings, Inc. 359,043
5,400 Nomura Research Institute, Ltd. 205,495
428,500 NTT, Inc. 432,567
9,100 Obayashi Corporation 190,444
4,600 OBIC Company, Ltd. 144,388
16,300 Olympus Corporation 206,672
600 Oracle Corporation Japan 50,429
15,500 Oriental Land Company, Ltd. 286,750
16,700 ORIX Corporation 488,430
5,100 Osaka Gas Company, Ltd. 177,209
3,300 Otsuka Corporation 67,999
6,200 Otsuka Holdings Company, Ltd. 350,667
27,300 Pan Pacific International Holdings
Company 162,623
Shares Common Stock  97.6% Value
Japan  21.7%  - continued
33,400 Panasonic Holdings Corporation $ 432,999
21,700 Rakuten Group, Inc.
a
139,053
20,200 Recruit Holdings Company, Ltd. 1,135,070
25,500 Renesas Electronics Corporation 349,270
29,800 Resona Holdings, Inc. 283,628
7,200 Ryohin Keikaku Company, Ltd. 127,134
2,600 Sanrio Company, Ltd. 81,355
8,000 SBI Holdings, Inc. 172,400
1,200 SCREEN Holdings Company, Ltd. 116,885
5,700 Secom Company, Ltd. 202,545
3,000 Seibu Holdings, Inc. 82,430
5,400 Sekisui Chemical Company, Ltd. 90,813
8,600 Sekisui House, Ltd. 191,894
29,900 Seven & I Holdings Company, Ltd. 429,574
4,000 SG Holdings Company, Ltd. 36,606
3,400 Shimadzu Corporation 90,513
1,100 Shimano, Inc. 115,028
24,200 Shin-Etsu Chemical Company, Ltd. 751,680
10,800 Shionogi & Company, Ltd. 195,478
5,700 Shiseido Company, Ltd. 82,952
800 SMC Corporation 276,801
411,800 SoftBank Corporation 565,384
54,800 SoftBank Group Corporation 1,537,323
12,700 Sompo Holdings, Inc. 431,066
85,800 Sony Financial Group, Inc.
a
90,927
88,200 Sony Group Corporation 2,262,417
8,400 Subaru Corporation 180,862
15,600 Sumitomo Corporation 539,955
10,200 Sumitomo Electric Industries, Ltd. 410,828
3,500 Sumitomo Metal Mining Company,
Ltd. 140,152
52,500 Sumitomo Mitsui Financial Group,
Inc. 1,688,474
9,100 Sumitomo Mitsui Trust Group, Inc. 277,321
8,800 Sumitomo Realty & Development
Company, Ltd. 220,932
2,000 Suntory Beverage and Food, Ltd. 60,147
22,500 Suzuki Motor Corporation 336,498
7,200 Sysmex Corporation 70,705
6,600 T&D Holdings, Inc. 152,349
2,100 Taisei Corporation 199,019
22,800 Takeda Pharmaceutical Company,
Ltd. 708,288
27,900 TDK Corporation 394,722
19,100 Terumo Corporation 277,622
3,000 TIS, Inc. 100,787
1,500 Toho Company, Ltd. 76,417
26,300 Tokio Marine Holdings, Inc. 972,209
6,400 Tokyo Electron, Ltd. 1,425,455
4,500 Tokyo Gas Company, Ltd. 178,400
4,100 Tokyo Metro Company, Ltd. 41,736
7,200 Tokyu Corporation 84,143
3,400 TOPPAN Holdings, Inc. 101,071
19,900 Toray Industries, Inc. 129,744
2,300 Toyota Industries Corporation 260,743
135,900 Toyota Motor Corporation 2,918,738
9,900 Toyota Tsusho Corporation 333,820
1,800 Trend Micro, Inc. 74,758
3,800 Tsuruha Holdings, Inc. 69,819
16,000 Unicharm Corporation 91,420
5,900 West Japan Railway Company 117,558
13,100 Yamaha Motor Company, Ltd. 97,153
3,300 Yokogawa Electric Corporation 105,833
14,800 Yokohama Financial Group, Inc. 122,352
1,400 Zensho Holdings Company, Ltd. 80,225

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.6% Value
Japan  21.7%  - continued
6,400 ZOZO, Inc. $ 52,780
Total 64,823,206
Jersey  0.5%
2,966 CVC Capital Partners plc
b
49,673
13,157 Experian plc 593,202
144,133 Glencore plc 787,923
Total 1,430,798
Luxembourg  0.6%
6,725 ArcelorMittal SA 308,808
1,698 Eurofins Scientific SE 124,172
3,488 InPost SA
a
42,863
2,247 Spotify Technology SA
a
1,304,855
5,380 Tenaris SA 103,812
Total 1,884,510
Netherlands  6.2%
8,361 ABN AMRO Bank NV
b
292,124
362 Adyen NV
a,b
583,751
2,530 AerCap Holdings NV 363,713
8,520 Airbus SE 1,978,546
2,452 Akzo Nobel NV 170,611
883 Argenx SE
a
744,848
672 ASM International NV 406,825
5,565 ASML Holding NV 5,996,393
2,249 ASR Nederland NV 160,018
1,047 BE Semiconductor Industries NV 163,684
1,091 Euronext NV
b
163,888
1,341 EXOR NV 113,910
1,807 Ferrari NV 671,506
7,365 Ferrovial SE 477,183
1,858 Heineken Holding NV 136,055
4,130 Heineken NV 340,753
848 IMCD NV 76,966
43,325 ING Groep NV 1,217,788
2,450 JDE Peet's BV 91,625
55,762 Koninklijke (Royal) KPN NV 260,560
12,861 Koninklijke Ahold Delhaize NV 527,389
11,046 Koninklijke Philips NV 300,774
7,031 Magnum Ice Cream Company NV
a
112,507
3,000 Nebius Group NV
a
251,115
3,857 NN Group NV 297,546
18,761 Prosus NV 1,161,661
3,105 QIAGEN NV 141,206
1,556 Randstad Holding NV 59,073
28,912 Stellantis NV 316,606
9,708 STMicroelectronics NV 253,719
15,780 Universal Music Group NV 411,381
3,327 Wolters Kluwer NV 344,599
Total 18,588,323
New Zealand  0.2%
24,304 Auckland International Airport, Ltd. 116,562
12,110 Contact Energy, Ltd. 64,423
8,421 Fisher & Paykel Healthcare
Corporation, Ltd. 182,963
13,344 Infratil, Ltd. 85,150
18,914 Meridian Energy, Ltd. 61,089
2,372 Xero, Ltd.
a
179,689
Total 689,876
Shares Common Stock  97.6% Value
Norway  0.6%
4,531 Aker BP ASA $ 115,296
12,712 DNB Bank ASA 354,166
10,998 Equinor ASA 259,353
2,868 Gjensidige Forsikring ASA 85,720
6,306 Kongsberg Gruppen ASA 161,593
6,673 Mowi ASA 160,519
19,858 Norsk Hydro ASA 153,287
10,051 Orkla ASA 111,925
971 SalMar ASA 59,346
8,829 Telenor ASA 128,413
2,374 Yara International ASA 97,149
Total 1,686,767
Portugal  0.2%
108,357 Banco Comercial Portugues SA 114,063
44,995 EDP SA 207,237
5,983 Galp Energia SGPS SA 103,029
4,060 Jeronimo Martins SGPS SA 96,613
Total 520,942
Singapore  1.4%
87,270 CapitaLand Integrated Commercial
Trust 161,977
33,600 Capitaland Investment, Ltd. 70,712
56,154 Capland Ascendas REIT 123,459
30,530 DBS Group Holdings, Ltd. 1,337,356
20,900 Keppel, Ltd. 168,029
48,563 Oversea-Chinese Banking
Corporation, Ltd. 746,084
12,800 Sembcorp Industries, Ltd. 59,835
22,400 Singapore Airlines, Ltd. 111,215
12,300 Singapore Exchange, Ltd. 161,916
22,400 Singapore Technologies
Engineering, Ltd. 146,364
106,600 Singapore Telecommunications,
Ltd. 377,151
18,000 United Overseas Bank, Ltd. 490,240
27,500 Wilmar International, Ltd. 65,771
37,000 Yangzijiang Shipbuilding Holdings,
Ltd. 99,955
Total 4,120,064
Spain  3.7%
354 Acciona SA 77,044
2,532 ACS Actividades de Construccion y
Servicios SA 251,340
10,754 Aena SME SA
b
300,476
6,460 Amadeus IT Holding SA 478,111
82,637 Banco Bilbao Vizcaya Argentaria
SA 1,938,432
72,033 Banco de Sabadell SA 283,871
213,435 Banco Santander SA 2,512,232
9,666 Bankinter SA 160,216
55,878 CaixaBank SA 683,170
7,091 Cellnex Telecom SA
b
228,342
4,521 EDP Renovaveis SA 63,847
4,554 Endesa SA 163,927
4,161 Grifols SA 52,011
91,010 Iberdrola SA 1,970,673
15,641 Industria de Diseno Textil SA 1,031,752
16,945 International Consolidated Airlines
Group SA 94,085
13,247 Mapfre SA 66,476
3,476 Naturgy Energy Group SA 105,839

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.6% Value
Spain  3.7%  - continued
5,819 Redeia Corporacion SA $ 103,734
16,146 Repsol SA 301,258
52,846 Telefonica SA 216,930
Total 11,083,766
Supranational  0.1%
1,746 Unibail-Rodamco-Westfield 189,872
Total 189,872
Sweden  3.2%
1,698 AB Industrivarden, Class A 76,068
2,238 AB Industrivarden, Class C 100,180
3,727 Addtech AB 131,260
4,149 Alfa Laval AB 208,036
14,372 Assa Abloy AB 555,203
38,514 Atlas Copco AB, Class A 685,648
22,381 Atlas Copco AB, Class B 357,799
5,864 Beijer Ref AB 94,104
4,075 Boliden AB
a
225,740
9,449 Epiroc AB, Class A 212,998
5,592 Epiroc AB, Class B 112,503
7,081 EQT AB 276,627
8,644 Essity AB 248,527
1,906 Evolution Gaming Group AB
b
129,420
10,295 Fastighets AB Balder
a
75,990
7,077 Hennes & Mauritz AB 141,851
29,770 Hexagon AB 350,652
1,032 Holmen AB 39,586
3,918 Indutrade AB 101,558
2,066 Investment AB Latour 50,193
26,124 Investor AB, Class B 930,944
1,090 L E Lundbergforetagen AB 60,180
3,342 Lifco AB 126,658
21,730 NIBE Industrier AB 83,060
4,593 Saab AB 266,487
3,152 Sagax AB 67,415
15,288 Sandvik AB 493,819
7,052 Securitas AB 112,149
21,707 Skandinaviska Enskilda Banken AB 457,664
4,880 Skanska AB 132,972
4,891 SKF AB 129,459
8,711 Svenska Cellulosa AB SCA 115,524
20,914 Svenska Handelsbanken AB 302,992
12,174 Swedbank AB 422,378
2,819 Swedish Orphan Biovitrum AB
a
101,166
7,850 Tele2 AB 131,539
40,129 Telefonaktiebolaget LM Ericsson 390,537
33,829 Telia Company AB 144,584
2,908 Trelleborg AB 122,926
22,783 Volvo AB, Class B 725,061
Total 9,491,457
Switzerland  9.5%
22,473 ABB, Ltd. 1,656,654
7,165 Alcon AG 566,953
1,260 Avolta AG 74,315
432 Banque Cantonale Vaudoise 54,613
51 Barry Callebaut AG 83,381
141 Belimo Holding AG 137,766
303 BKW FMB Energie 64,269
2 Chocoladefabriken Lindt and
Spruengli AG 293,312
3,127 Coca-Cola HBC AG 161,770
Shares Common Stock  97.6% Value
Switzerland  9.5%  - continued
7,708 Compagnie Financiere Richemont
SA $ 1,662,238
2,476 DSM-Firmenich AG 199,738
101 EMS-CHEMIE Holding AG 69,673
2,217 Galderma Group AG 451,454
486 Geberit AG 377,439
132 Givaudan SA 522,225
1,140 Helvetia Baloise Holding AG 299,835
7,315 Holcim AG 712,118
2,954 Julius Baer Group, Ltd. 230,798
693 Kuehne & Nagel International AG 148,617
13 Lindt & Spruengli AG 189,954
2,190 Logitech International SA 222,324
1,007 Lonza Group AG 678,940
36,944 Nestle SA 3,667,029
27,260 Novartis AG 3,756,319
325 Partners Group Holding AG 398,769
459 Roche Holding AG, Bearer Shares 193,829
10,074 Roche Holding AG, Participation
Certificates 4,160,263
5,994 Sandoz Group AG 435,201
337 Schindler Holding AG 119,245
584 Schindler Holding AG, Participation
Certificates 219,622
2,374 SGS SA 272,316
2,186 Sika AG 443,814
727 Sonova Holding AG 188,051
1,600 Straumann Holding AG 186,886
415 Swatch Group AG, Bearer Shares 87,256
409 Swiss Life Holding AG 471,105
1,150 Swiss Prime Site AG 178,558
4,284 Swiss Re AG 713,670
371 Swisscom AG 269,479
45,518 UBS Group AG 2,101,776
387 VAT Group AG
b
185,799
2,099 Zurich Insurance Group AG 1,588,319
Total 28,495,692
United Kingdom  14.1%
14,243 3i Group plc 624,537
3,733 Admiral Group plc 159,689
16,047 Anglo American plc 663,742
5,654 Antofagasta plc 248,354
6,045 Ashtead Group plc 412,142
4,619 Associated British Foods plc 131,933
22,235 AstraZeneca plc 4,114,780
12,405 Auto Trader Group plc
b
97,867
43,834 Aviva plc 403,049
43,087 BAE Systems plc 991,646
200,208 Barclays plc 1,281,552
19,496 Barratt Redrow plc 100,154
225,593 BP plc 1,315,645
31,346 British American Tobacco plc 1,777,019
85,752 BT Group plc 212,445
4,657 Bunzl plc 130,041
68,038 Centrica plc 155,130
3,008 Coca-Cola European Partners plc 272,826
24,339 Compass Group plc 771,180
31,923 Diageo plc 687,872
2,769 Endeavour Mining plc 144,673
3,170 Fresnillo plc 141,351
58,282 GSK plc 1,428,907
127,705 Haleon plc 645,340
5,444 Halma plc 258,398
2,322 Hikma Pharmaceuticals plc 48,406

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.6% Value
United Kingdom  14.1%  - continued
246,834 HSBC Holdings plc $ 3,884,151
10,974 Imperial Brands plc 460,799
18,558 Informa plc 220,194
2,076 InterContinental Hotels Group plc 291,737
2,196 Intertek Group plc 136,188
24,647 J Sainsbury plc 107,974
35,069 JD Sports Fashion plc 39,750
24,934 Kingfisher plc 104,960
10,148 Land Securities Group plc 84,853
81,694 Legal & General Group plc 287,529
848,885 Lloyds TSB Group plc 1,122,828
6,699 London Stock Exchange Group plc 805,810
32,760 M&G plc 126,119
29,495 Marks & Spencer Group plc 131,253
18,093 Melrose Industries plc 142,698
71,140 National Grid plc 1,091,176
115,213 NatWest Group plc 1,010,677
1,668 Next plc 307,078
8,181 Pearson plc 115,671
10,075 Phoenix Group Holdings plc 99,741
36,742 Prudential plc 565,203
9,680 Reckitt Benckiser Group plc 783,296
26,170 RELX plc 1,054,302
36,220 Rentokil Initial plc 216,106
16,185 Rio Tinto plc 1,303,714
120,679 Rolls-Royce Holdings plc 1,866,380
13,814 Sage Group plc 200,917
10,393 Schroders plc 56,813
18,437 SEGRO plc 178,619
3,885 Severn Trent plc 145,885
83,054 Shell plc 3,060,716
11,609 Smith & Nephew plc 193,068
4,680 Smiths Group plc 148,029
1,055 Spirax Group plc 96,423
17,290 SSE plc 506,905
27,904 Standard Chartered plc 680,867
93,204 Tesco plc 554,266
31,250 Unilever plc 2,041,780
9,777 United Utilities Group plc 157,081
274,603 Vodafone Group plc 366,047
2,480 Whitbread plc 85,002
9,553 Wise plc
a
114,445
Total 42,165,728
Total Common Stock
(cost $189,202,247) 291,662,197
Shares Preferred Stock 0.3%
Germany  0.3%
781 Bayerische Motoren Werke AG 83,224
1,633 Dr. Ing. h.c. F. Porsche AG
b
86,977
2,299 Henkel AG & Company KGaA 187,563
2,196 Porsche Automobil Holding SE 102,455
376 Sartorius AG 108,275
2,957 Volkswagen AG 360,868
Total 929,362
Total Preferred Stock
(cost $1,019,242) 929,362
Shares or
Principal
Amount Short-Term Investments 1.5% Value
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 3.790%,  1/26/2026
c,d
$ 199,493
State Street Institutional U.S.
Government Money Market Fund
4,263,165 3.740%
c
4,263,165
Total Short-Term Investments
(cost $4,462,639) 4,462,658
Total Investments (cost
$194,684,128) 99.4% $297,054,217
Other Assets and Liabilities,
Net 0.6% 1,714,651
Total Net Assets 100.0% $298,768,868
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $3,238,510 or
1.1% of total net assets.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 105,823,921
Gross unrealized depreciation (7,570,710)
Net unrealized appreciation (depreciation) $ 98,253,211
Cost for federal income tax purposes $ 198,848,290

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,703,091 1,304,855 11,398,236 –
Consumer Discretionary 28,093,605 699,722 27,393,883 –
Consumer Staples 21,531,802 272,826 21,258,976 –
Energy 9,209,031 – 9,209,031 –
Financials 74,047,697 132,353 73,915,344 –
Health Care 33,122,332 513,217 32,609,115 –
Industrials 56,093,356 533,368 55,559,988 –
Information Technology 24,542,824 961,505 23,581,319 –
Materials 16,248,887 – 16,248,887 –
Real Estate 5,342,519 – 5,342,519 –
Utilities 10,727,053 – 10,727,053 –
Preferred Stock
Consumer Discretionary 633,524 – 633,524 –
Consumer Staples 187,563 – 187,563 –
Health Care 108,275 – 108,275 –
Short-Term Investments 4,462,658 4,263,165 199,493 –
Subtotal Investments in Securities $297,054,217 $8,681,011 $288,373,206 $–
Total Investments at Value $297,054,217
The following table is a summary of the inputs used, as of December 31, 2025, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 47,284 47,284 – –
Total Asset Derivatives $47,284 $47,284 $– $–

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Index Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$199,493 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 36 March 2026 $ 5,176,496 $ 47,284
Total Futures Long Contracts $ 5,176,496 $ 47,284
Total Futures Contracts $ 5,176,496 $47,284
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 47,284
Total Equity Contracts 47,284
Total Asset Derivatives $47,284
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,132,720
Total Equity Contracts
1,132,720
Total $1,132,720
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 153,792
Total Equity Contracts 153,792
Total $153,792
The following table presents International Index Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $6,954,774

International Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $3,437 $2,321 $5,758 $– – –
Total Affiliated Short-Term Investments 3,437 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 7,402 7,402 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $3,437 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $21
Total Income/Non Cash Income from Affiliated
Investments $21
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.1% Value
Communications Services  16.4%
455,719 Alphabet, Inc., Class A $ 142,640,047
447,222 Alphabet, Inc., Class C 140,338,263
231,004 Meta Platforms, Inc. 152,483,430
678,330 Netflix, Inc.
a
63,600,221
60,415 Spotify Technology SA
a
35,083,595
Total 534,145,556
Consumer Discretionary  13.9%
1,140,116 Amazon.com, Inc.
a
263,161,575
144,271 DoorDash, Inc.
a
32,674,496
117,034 Home Depot, Inc. 40,271,399
259,877 Tesla, Inc.
a
116,871,885
Total 452,979,355
Consumer Staples  1.9%
560,724 Walmart, Inc. 62,470,261
Total 62,470,261
Energy  0.5%
179,926 ConocoPhillips 16,842,873
Total 16,842,873
Financials  9.8%
108,420 American Express Company 40,109,979
47,452 Ameriprise Financial, Inc. 23,267,613
178,599 JPMorgan Chase & Company 57,548,170
208,490 Morgan Stanley 37,013,230
272,052 Robinhood Markets, Inc.
a
30,769,081
371,913 Visa, Inc. 130,433,608
Total 319,141,681
Health Care  6.4%
110,821 Amgen, Inc. 36,272,821
178,605 Danaher Corporation 40,886,257
74,834 Eli Lilly & Company 80,422,603
88,732 Intuitive Surgical, Inc.
a
50,254,256
Total 207,835,937
Industrials  5.1%
85,704 Caterpillar, Inc. 49,097,251
1,127,571 Fastenal Company 45,249,424
53,707 Parker-Hannifin Corporation 47,206,305
294,468 Uber Technologies, Inc.
a
24,060,980
Total 165,613,960
Information Technology  43.1%
152,211 Advanced Micro Devices, Inc.
a
32,597,508
878,927 Apple, Inc. 238,945,094
54,961 AppLovin Corporation
a
37,033,821
415,589 Broadcom, Inc. 143,835,353
121,131 International Business Machines
Corporation 35,880,213
593,678 Microsoft Corporation 287,114,554
2,169,321 NVIDIA Corporation 404,578,366
182,191 Oracle Corporation 35,510,848
261,637 Palantir Technologies, Inc.
a
46,505,977
307,540 ServiceNow, Inc.
a
47,112,053
287,713 Shopify, Inc.
a
46,313,162
Shares Common Stock  97.1% Value
Information Technology  43.1% - continued
167,147 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 50,794,302
Total 1,406,221,251
Total Common Stock
(cost $1,448,753,046) 3,165,250,874
Shares or
Principal
Amount Short-Term Investments 2.9% Value
State Street Institutional U.S.
Government Money Market
Fund
94,087,481 3.740%
b
94,087,481
Total Short-Term Investments
(cost $94,087,481) 94,087,481
Total Investments (cost
$1,542,840,527) 100.0% $3,259,338,355
Other Assets and Liabilities, Net
(<0.1%) (915,675)
Total Net Assets 100.0% $3,258,422,680
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,745,737,044
Gross unrealized depreciation (33,096,899)
Net unrealized appreciation (depreciation) $ 1,712,640,145
Cost for federal income tax purposes $ 1,546,698,210

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 534,145,556 534,145,556 – –
Consumer Discretionary 452,979,355 452,979,355 – –
Consumer Staples 62,470,261 62,470,261 – –
Energy 16,842,873 16,842,873 – –
Financials 319,141,681 319,141,681 – –
Health Care 207,835,937 207,835,937 – –
Industrials 165,613,960 165,613,960 – –
Information Technology 1,406,221,251 1,406,221,251 – –
Short-Term Investments 94,087,481 94,087,481 – –
Subtotal Investments in Securities $3,259,338,355 $3,259,338,355 $– $–
Total Investments at Value $3,259,338,355
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $91,293 $15,828 $107,121 $– – –
Total Affiliated Short-Term Investments 91,293 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 19,281 19,281 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $91,293 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $231
Total Income/Non Cash Income from Affiliated
Investments $231
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.6% Value
Communications Services  10.4%
220,683 Alphabet, Inc., Class A $ 69,073,779
176,380 Alphabet, Inc., Class C 55,348,044
268,910 AT&T, Inc. 6,679,724
3,338 Charter Communications, Inc.
a
696,807
137,858 Comcast Corporation 4,120,576
8,514 Electronic Arts, Inc. 1,739,666
7,903 Fox Corporation, Class A 577,472
5,629 Fox Corporation, Class B 365,491
5,990 Live Nation Entertainment, Inc.
a
853,575
8,954 Match Group, Inc. 289,125
82,609 Meta Platforms, Inc. 54,529,375
160,726 Netflix, Inc.
a
15,069,670
14,205 News Corporation, Class A 371,034
4,682 News Corporation, Class B 138,728
12,099 Omnicom Group, Inc. 976,994
11,789 Paramount Skydance Corporation 157,972
6,589 Take-Two Interactive Software,
Inc.
a
1,686,982
2,514 TKO Group Holdings, Inc. 525,426
18,243 T-Mobile US, Inc. 3,704,059
16,702 Trade Desk, Inc.
a
634,008
159,933 Verizon Communications, Inc. 6,514,071
67,717 Walt Disney Company 7,704,163
93,992 Warner Brothers Discovery, Inc.
a
2,708,849
Total 234,465,590
Consumer Discretionary  10.3%
16,132 Airbnb, Inc.
a
2,189,435
368,997 Amazon.com, Inc.
a
85,171,888
8,196 Aptiv plc
a
623,634
631 AutoZone, Inc.
a
2,140,036
7,411 Best Buy Company, Inc. 496,018
1,222 Booking Holdings, Inc. 6,544,213
41,186 Carnival Corporation
a
1,257,820
5,364 Carvana Company
a
2,263,715
50,156 Chipotle Mexican Grill, Inc.
a
1,855,772
10,388 D.R. Horton, Inc. 1,496,184
4,412 Darden Restaurants, Inc. 811,896
5,528 Deckers Outdoor Corporation
a
573,088
1,179 Domino's Pizza, Inc. 491,431
14,180 DoorDash, Inc.
a
3,211,486
17,145 eBay, Inc. 1,493,330
4,439 Expedia Group, Inc. 1,257,613
148,449 Ford Motor Company 1,947,651
6,202 Garmin, Ltd. 1,258,076
35,385 General Motors Company 2,877,508
5,277 Genuine Parts Company 648,860
5,057 Hasbro, Inc. 414,674
8,816 Hilton Worldwide Holdings, Inc. 2,532,396
37,756 Home Depot, Inc. 12,991,840
11,540 Las Vegas Sands Corporation 751,139
8,184 Lennar Corporation 841,315
21,273 Lowe's Companies, Inc. 5,130,197
4,093 Lululemon Athletica, Inc.
a
850,566
8,448 Marriott International, Inc./MD 2,620,908
27,013 McDonald's Corporation 8,255,983
7,780 MGM Resorts International
a
283,892
45,112 NIKE, Inc. 2,874,086
17,268 Norwegian Cruise Line Holdings,
Ltd.
a
385,422
107 NVR, Inc.
a
780,326
32,018 O'Reilly Automotive, Inc.
a
2,920,362
1,243 Pool Corporation 284,336
7,393 PulteGroup, Inc. 866,903
1,470 Ralph Lauren Corporation 519,807
Shares Common Stock  98.6% Value
Consumer Discretionary  10.3% - continued
12,336 Ross Stores, Inc. $ 2,222,207
9,620 Royal Caribbean Cruises, Ltd. 2,683,210
43,124 Starbucks Corporation 3,631,472
7,763 Tapestry, Inc. 991,879
106,584 Tesla, Inc.
a
47,932,956
42,215 TJX Companies, Inc. 6,484,646
20,043 Tractor Supply Company 1,002,350
1,701 Ulta Beauty, Inc.
a
1,029,122
4,620 Williams-Sonoma, Inc. 825,086
3,203 Wynn Resorts, Ltd. 385,417
10,532 Yum! Brands, Inc. 1,593,281
Total 230,695,432
Consumer Staples  4.6%
63,674 Altria Group, Inc. 3,671,443
18,229 Archer-Daniels-Midland Company 1,047,985
6,679 Brown-Forman Corporation 174,055
5,134 Bunge Global SA 457,337
7,452 Campbell's Company 207,687
9,108 Church & Dwight Company, Inc. 763,706
4,627 Clorox Company 466,540
146,848 Coca-Cola Company 10,266,144
30,575 Colgate-Palmolive Company 2,416,036
18,144 Conagra Brands, Inc. 314,073
5,347 Constellation Brands, Inc. 737,672
16,810 Costco Wholesale Corporation 14,495,935
8,349 Dollar General Corporation 1,108,497
7,195 Dollar Tree, Inc.
a
885,057
9,326 Estee Lauder Companies, Inc. 976,619
20,233 General Mills, Inc. 940,834
5,621 Hershey Company 1,022,910
11,057 Hormel Foods Corporation 262,051
4,047 J.M. Smucker Company 395,837
72,668 Kenvue, Inc. 1,253,523
51,532 Keurig Dr Pepper, Inc. 1,443,411
12,587 Kimberly-Clark Corporation 1,269,902
32,326 Kraft Heinz Company 783,905
23,125 Kroger Company 1,444,850
5,286 Lamb Weston Holdings, Inc. 221,431
9,605 McCormick & Company, Inc. 654,197
6,422 Molson Coors Beverage Company 299,779
48,944 Mondelez International, Inc. 2,634,656
27,054 Monster Beverage Corporation
a
2,074,230
51,864 PepsiCo, Inc. 7,443,521
59,045 Philip Morris International, Inc. 9,470,818
88,635 Procter & Gamble Company 12,702,282
18,164 Sysco Corporation 1,338,505
17,236 Target Corporation 1,684,819
10,736 Tyson Foods, Inc. 629,344
166,331 Walmart, Inc. 18,530,937
Total 104,490,528
Energy  2.8%
13,453 APA Corporation 329,060
37,429 Baker Hughes Company 1,704,517
71,793 Chevron Corporation 10,941,971
46,872 ConocoPhillips 4,387,688
28,880 Coterra Energy, Inc. 760,122
23,794 Devon Energy Corporation 871,574
7,064 Diamondback Energy, Inc. 1,061,931
20,581 EOG Resources, Inc. 2,161,211
23,672 EQT Corporation 1,268,819
9,034 Expand Energy Corporation 996,992
159,962 Exxon Mobil Corporation 19,249,827

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.6% Value
Energy  2.8% - continued
31,924 Halliburton Company $ 902,172
74,261 Kinder Morgan, Inc. 2,041,435
11,403 Marathon Petroleum Corporation 1,854,470
27,280 Occidental Petroleum Corporation 1,121,754
23,868 ONEOK, Inc. 1,754,298
15,283 Phillips 66 1,972,118
56,666 SLB, Ltd. 2,174,841
8,142 Targa Resources Corporation 1,502,199
2,195 Texas Pacific Land Corporation 630,448
11,569 Valero Energy Corporation 1,883,318
46,322 Williams Companies, Inc. 2,784,415
Total 62,355,180
Financials  13.2%
17,892 Aflac, Inc. 1,972,951
9,926 Allstate Corporation 2,066,097
20,381 American Express Company 7,539,951
20,466 American International Group, Inc. 1,750,866
3,524 Ameriprise Financial, Inc. 1,727,958
8,153 Aon plc 2,877,031
17,613 Apollo Global Management, Inc. 2,549,658
13,696 Arch Capital Group, Ltd.
a
1,313,720
7,814 Ares Management Corporation 1,262,977
9,741 Arthur J. Gallagher & Company 2,520,873
1,900 Assurant, Inc. 457,615
254,832 Bank of America Corporation 14,015,760
26,451 Bank of New York Mellon
Corporation 3,070,697
69,555 Berkshire Hathaway, Inc.
a
34,961,821
5,473 BlackRock, Inc. 5,857,971
28,010 Blackstone, Inc. 4,317,461
20,773 Block, Inc.
a
1,352,115
11,138 Brown & Brown, Inc. 887,699
24,114 Capital One Financial Corporation 5,844,269
3,969 Cboe Global Markets, Inc. 996,219
63,357 Charles Schwab Corporation 6,329,998
13,882 Chubb, Ltd. 4,332,850
5,918 Cincinnati Financial Corporation 966,528
67,870 Citigroup, Inc. 7,919,750
16,290 Citizens Financial Group, Inc. 951,499
13,678 CME Group, Inc. 3,735,188
8,655 Coinbase Global, Inc.
a
1,957,242
2,653 Corpay, Inc.
a
798,367
963 Erie Indemnity Company 276,044
1,593 Everest Group, Ltd. 540,585
1,421 FactSet Research Systems, Inc. 412,360
19,643 Fidelity National Information
Services, Inc. 1,305,474
25,073 Fifth Third Bancorp 1,173,667
20,401 Fiserv, Inc.
a
1,370,335
11,659 Franklin Resources, Inc. 278,533
3,020 Global Life, Inc. 422,377
8,980 Global Payments, Inc. 695,052
11,377 Goldman Sachs Group, Inc. 10,000,383
10,569 Hartford Insurance Group, Inc. 1,456,408
59,635 Huntington Bancshares, Inc./OH 1,034,667
16,893 Interactive Brokers Group, Inc. 1,086,389
21,627 Intercontinental Exchange, Inc. 3,502,709
16,883 Invesco, Ltd. 443,516
2,746 Jack Henry & Associates, Inc. 501,090
103,259 JPMorgan Chase & Company 33,272,115
35,237 KeyCorp 727,292
26,034 KKR & Company, Inc. 3,318,814
6,428 Loews Corporation 676,933
5,829 M&T Bank Corporation 1,174,427
Shares Common Stock  98.6% Value
Financials  13.2% - continued
18,583 Marsh & McLennan Companies,
Inc. $ 3,447,518
31,102 Mastercard, Inc. 17,755,510
20,994 MetLife, Inc. 1,657,266
5,819 Moody's Corporation 2,972,636
45,816 Morgan Stanley 8,133,714
2,850 MSCI, Inc. 1,635,130
17,110 Nasdaq, Inc. 1,661,894
7,174 Northern Trust Corporation 979,897
35,490 PayPal Holdings, Inc. 2,071,906
14,875 PNC Financial Services Group,
Inc. 3,104,859
7,583 Principal Financial Group, Inc. 668,896
22,243 Progressive Corporation 5,065,176
13,276 Prudential Financial, Inc. 1,498,595
6,687 Raymond James Financial, Inc. 1,073,865
33,260 Regions Financial Corporation 901,346
29,827 Robinhood Markets, Inc.
a
3,373,434
11,758 S&P Global, Inc. 6,144,613
10,595 State Street Corporation 1,366,861
13,662 Synchrony Financial 1,139,821
8,278 T. Rowe Price Group, Inc. 847,502
8,461 Travelers Companies, Inc. 2,454,198
48,523 Truist Financial Corporation 2,387,817
58,961 U.S. Bancorp 3,146,159
64,013 Visa, Inc. 22,449,999
11,388 W.R. Berkley Corporation 798,527
119,069 Wells Fargo & Company 11,097,231
3,632 Willis Towers Watson plc 1,193,475
Total 297,032,146
Health Care  9.5%
65,957 Abbott Laboratories 8,263,752
67,039 AbbVie, Inc. 15,317,741
10,754 Agilent Technologies, Inc. 1,463,297
2,531 Align Technology, Inc.
a
395,216
20,425 Amgen, Inc. 6,685,307
19,499 Baxter International, Inc. 372,626
10,872 Becton, Dickinson and Company 2,109,929
5,564 Biogen, Inc.
a
979,208
5,910 Bio-Techne Corporation 347,567
56,230 Boston Scientific Corporation
a
5,361,530
77,218 Bristol-Myers Squibb Company 4,165,139
9,012 Cardinal Health, Inc. 1,851,966
7,354 Cencora, Inc. 2,483,813
17,712 Centene Corporation
a
728,849
1,866 Charles River Laboratories
International, Inc.
a
372,230
10,132 Cigna Group 2,788,630
7,541 Cooper Companies, Inc.
a
618,060
48,151 CVS Health Corporation 3,821,263
23,845 Danaher Corporation 5,458,597
1,339 DaVita, Inc.
a
152,124
14,793 Dexcom, Inc.
a
981,811
22,011 Edwards Lifesciences Corporation
a
1,876,438
8,429 Elevance Health, Inc. 2,954,786
30,122 Eli Lilly & Company 32,371,511
17,278 GE HealthCare Technologies, Inc. 1,417,142
47,060 Gilead Sciences, Inc. 5,776,144
6,059 HCA Healthcare, Inc. 2,828,705
3,796 Henry Schein, Inc.
a
286,902
8,442 Hologic, Inc.
a
628,845
4,562 Humana, Inc. 1,168,465
3,028 IDEXX Laboratories, Inc.
a
2,048,533
6,255 Incyte Corporation
a
617,806

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.6% Value
Health Care  9.5% - continued
2,668 Insulet Corporation
a
$ 758,352
13,446 Intuitive Surgical, Inc.
a
7,615,277
6,460 IQVIA Holding, Inc.
a
1,456,149
91,387 Johnson & Johnson 18,912,540
3,145 Labcorp Holdings, Inc. 789,018
4,682 McKesson Corporation 3,840,598
48,651 Medtronic plc 4,673,415
94,146 Merck & Company, Inc. 9,909,808
775 Mettler-Toledo International, Inc.
a
1,080,497
13,189 Moderna, Inc.
a
388,944
1,950 Molina Healthcare, Inc.
a
338,403
215,665 Pfizer, Inc. 5,370,058
4,219 Quest Diagnostics, Inc. 732,123
3,823 Regeneron Pharmaceuticals, Inc. 2,950,859
5,537 ResMed, Inc. 1,333,697
4,301 Revvity, Inc. 416,122
5,592 Solventum Corporation
a
443,110
3,723 STERIS plc 943,855
13,055 Stryker Corporation 4,588,441
14,251 Thermo Fisher Scientific, Inc. 8,257,742
34,359 UnitedHealth Group, Inc. 11,342,249
2,095 Universal Health Services, Inc. 456,752
9,624 Vertex Pharmaceuticals, Inc.
a
4,363,137
43,688 Viatris, Inc. 543,916
2,258 Waters Corporation
a
857,656
2,729 West Pharmaceutical Services,
Inc. 750,857
7,517 Zimmer Biomet Holdings, Inc. 675,929
16,716 Zoetis, Inc. 2,103,207
Total 212,586,643
Industrials  8.0%
20,150 3M Company 3,226,015
4,300 A.O. Smith Corporation 287,584
3,263 Allegion plc 519,535
8,732 AMETEK, Inc. 1,792,767
15,341 Automatic Data Processing, Inc. 3,946,165
2,993 Axon Enterprise, Inc.
a
1,699,815
29,702 Boeing Company
a
6,448,898
4,428 Broadridge Financial Solutions,
Inc. 988,197
4,194 Builders FirstSource, Inc.
a
431,521
4,481 C.H. Robinson Worldwide, Inc. 720,366
30,029 Carrier Global Corporation 1,586,732
17,751 Caterpillar, Inc. 10,169,015
12,957 Cintas Corporation 2,436,823
1,334 Comfort Systems USA, Inc. 1,245,009
33,774 Copart, Inc.
a
1,322,252
70,633 CSX Corporation 2,560,446
5,235 Cummins, Inc. 2,672,206
6,071 Dayforce, Inc.
a
419,870
9,536 Deere & Company 4,439,676
24,604 Delta Air Lines, Inc. 1,707,518
5,202 Dover Corporation 1,015,638
14,732 Eaton Corporation plc 4,692,289
1,698 EMCOR Group, Inc. 1,038,819
21,309 Emerson Electric Company 2,828,130
4,643 Equifax, Inc. 1,007,438
5,084 Expeditors International of
Washington, Inc. 757,567
43,546 Fastenal Company 1,747,501
8,234 FedEx Corporation 2,378,473
12,048 Fortive Corporation 665,170
10,292 GE Vernova, Inc. 6,726,542
2,226 Generac Holdings, Inc.
a
303,560
Shares Common Stock  98.6% Value
Industrials  8.0% - continued
9,617 General Dynamics Corporation $ 3,237,659
40,011 General Electric Company 12,324,588
24,082 Honeywell International, Inc. 4,698,157
15,250 Howmet Aerospace, Inc. 3,126,555
2,016 Hubbell, Inc. 895,326
1,488 Huntington Ingalls Industries, Inc. 506,024
2,839 IDEX Corporation 505,172
10,013 Illinois Tool Works, Inc. 2,466,202
13,638 Ingersoll Rand, Inc. 1,080,402
4,534 Jacobs Solutions, Inc. 600,574
2,853 JB Hunt Transport Services, Inc. 554,452
23,181 Johnson Controls International plc 2,775,925
7,095 L3Harris Technologies, Inc. 2,082,879
4,849 Leidos Holdings, Inc. 874,760
1,210 Lennox International, Inc. 587,552
7,724 Lockheed Martin Corporation 3,735,867
7,878 Masco Corporation 499,938
2,025 Nordson Corporation 486,871
8,511 Norfolk Southern Corporation 2,457,296
5,089 Northrop Grumman Corporation 2,901,799
6,980 Old Dominion Freight Line, Inc. 1,094,464
14,783 Otis Worldwide Corporation 1,291,295
19,922 PACCAR, Inc. 2,181,658
4,786 Parker-Hannifin Corporation 4,206,703
12,286 Paychex, Inc. 1,378,243
1,853 Paycom Software, Inc. 295,294
6,208 Pentair plc 646,501
5,656 Quanta Services, Inc. 2,387,171
7,633 Republic Services, Inc. 1,617,662
4,258 Rockwell Automation, Inc. 1,656,660
11,133 Rollins, Inc. 668,203
50,857 RTX Corporation 9,327,174
1,973 Snap-On, Inc. 679,896
19,616 Southwest Airlines Company 810,729
5,875 Stanley Black & Decker, Inc. 436,395
6,684 Textron, Inc. 582,644
8,411 Trane Technologies plc 3,273,561
2,136 TransDigm Group, Inc. 2,840,560
78,815 Uber Technologies, Inc.
a
6,439,974
22,499 Union Pacific Corporation 5,204,469
12,280 United Airlines Holdings, Inc.
a
1,373,150
28,031 United Parcel Service, Inc. 2,780,395
2,414 United Rentals, Inc. 1,953,698
9,418 Veralto Corporation 939,728
5,287 Verisk Analytics, Inc. 1,182,649
1,659 W.W. Grainger, Inc. 1,674,014
6,484 Wabtec Corporation 1,384,010
14,059 Waste Management, Inc. 3,088,903
9,235 Xylem, Inc. 1,257,622
Total 180,832,960
Information Technology  34.0%
23,522 Accenture plc 6,310,953
15,878 Adobe, Inc.
a
5,557,141
61,753 Advanced Micro Devices, Inc.
a
13,225,022
5,457 Akamai Technologies, Inc.
a
476,123
46,430 Amphenol Corporation 6,274,550
18,660 Analog Devices, Inc. 5,060,592
560,483 Apple, Inc. 152,372,908
30,217 Applied Materials, Inc. 7,765,467
10,267 AppLovin Corporation
a
6,918,110
39,169 Arista Networks, Inc.
a
5,132,314
8,080 Autodesk, Inc.
a
2,391,761
179,124 Broadcom, Inc. 61,994,816
10,325 Cadence Design Systems, Inc.
a
3,227,389

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.6% Value
Information Technology  34.0% - continued
4,938 CDW Corporation $ 672,556
149,476 Cisco Systems, Inc. 11,514,136
18,307 Cognizant Technology Solutions
Corporation 1,519,481
29,594 Corning, Inc. 2,591,251
9,519 CrowdStrike Holdings, Inc.
a
4,462,126
12,344 Datadog, Inc.
a
1,678,661
11,432 Dell Technologies, Inc. 1,439,060
2,096 EPAM Systems, Inc.
a
429,428
2,188 F5, Inc.
a
558,509
899 Fair Isaac Corporation
a
1,519,867
4,070 First Solar, Inc.
a
1,063,206
23,976 Fortinet, Inc.
a
1,903,934
2,734 Gartner, Inc.
a
689,734
21,288 Gen Digital, Inc. 578,821
5,126 GoDaddy, Inc.
a
636,034
50,048 Hewlett Packard Enterprise
Company 1,202,153
35,455 HP, Inc. 789,937
170,075 Intel Corporation
a
6,275,768
35,456 International Business Machines
Corporation 10,502,422
10,575 Intuit, Inc. 7,005,092
4,053 Jabil, Inc. 924,165
6,519 Keysight Technologies, Inc.
a
1,324,596
4,983 KLA Corporation 6,054,744
47,642 Lam Research Corporation 8,155,358
20,500 Microchip Technology, Inc. 1,306,260
42,576 Micron Technology, Inc. 12,151,616
281,918 Microsoft Corporation 136,341,183
1,817 Monolithic Power Systems, Inc. 1,646,856
6,318 Motorola Solutions, Inc. 2,421,816
7,572 NetApp, Inc. 810,885
921,724 NVIDIA Corporation 171,901,526
9,546 NXP Semiconductors NV 2,072,055
15,262 ON Semiconductor Corporation
a
826,437
63,799 Oracle Corporation 12,435,063
86,647 Palantir Technologies, Inc.
a
15,401,504
25,944 Palo Alto Networks, Inc.
a
4,778,885
4,544 PTC, Inc.
a
791,610
7,944 Qnity Electronics, Inc. 648,628
40,624 Qualcomm, Inc. 6,948,735
4,083 Roper Industries, Inc. 1,817,466
36,111 Salesforce, Inc. 9,566,165
5,281 SanDisk Corporation/DE
a
1,253,604
8,264 Seagate Technology Holdings plc 2,275,823
39,350 ServiceNow, Inc.
a
6,028,027
5,639 Skyworks Solutions, Inc. 357,569
19,020 Super Micro Computer, Inc.
a
556,715
7,046 Synopsys, Inc.
a
3,309,647
11,159 TE Connectivity plc 2,538,784
1,781 Teledyne Technologies, Inc.
a
909,610
5,941 Teradyne, Inc. 1,149,940
34,465 Texas Instruments, Inc. 5,979,333
9,024 Trimble, Inc.
a
707,030
1,632 Tyler Technologies, Inc.
a
740,846
3,164 VeriSign, Inc. 768,694
12,969 Western Digital Corporation 2,234,170
8,231 Workday, Inc.
a
1,767,854
1,921 Zebra Technologies Corporation
a
466,457
Total 763,108,978
Materials  1.8%
8,442 Air Products and Chemicals, Inc. 2,085,343
4,464 Albemarle Corporation 631,388
Shares Common Stock  98.6% Value
Materials  1.8% - continued
87,558 Amcor plc $ 730,234
2,932 Avery Dennison Corporation 533,272
10,165 Ball Corporation 538,440
5,916 CF Industries Holdings, Inc. 457,543
25,631 Corteva, Inc. 1,718,046
25,424 CRH plc 3,172,915
26,960 Dow, Inc. 630,325
15,893 DuPont de Nemours, Inc. 638,899
9,669 Ecolab, Inc. 2,538,306
54,466 Freeport-McMoRan, Inc. 2,766,328
9,714 International Flavors & Fragrances,
Inc. 654,626
20,029 International Paper Company 788,942
17,712 Linde plc 7,552,220
9,767 LyondellBasell Industries NV 422,911
2,288 Martin Marietta Materials, Inc. 1,424,646
12,040 Mosaic Company 290,044
41,392 Newmont Corporation 4,132,991
8,680 Nucor Corporation 1,415,795
3,390 Packaging Corporation of America 699,120
8,512 PPG Industries, Inc. 872,139
8,744 Sherwin-Williams Company 2,833,318
19,807 Smurfit WestRock plc 765,937
5,207 Steel Dynamics, Inc. 882,326
5,012 Vulcan Materials Company 1,429,523
Total 40,605,577
Real Estate  1.8%
5,900 Alexandria Real Estate Equities,
Inc. 288,746
17,757 American Tower Corporation 3,117,597
5,364 AvalonBay Communities, Inc. 972,547
5,590 BXP, Inc. 377,213
4,036 Camden Property Trust 444,283
11,119 CBRE Group, Inc.
a
1,787,824
16,076 CoStar Group, Inc.
a
1,080,950
16,518 Crown Castle, Inc. 1,467,955
12,248 Digital Realty Trust, Inc. 1,894,888
3,725 Equinix, Inc. 2,853,946
13,133 Equity Residential 827,904
2,442 Essex Property Trust, Inc. 639,023
8,051 Extra Space Storage, Inc. 1,048,401
2,978 Federal Realty Investment Trust 300,182
26,361 Healthpeak Properties, Inc. 423,885
24,259 Host Hotels & Resorts, Inc. 430,112
21,392 Invitation Homes, Inc. 594,484
11,212 Iron Mountain, Inc. 930,035
25,687 Kimco Realty Corporation 520,676
4,441 Mid-America Apartment
Communities, Inc. 616,899
35,233 Prologis, Inc. 4,497,845
5,990 Public Storage 1,554,405
34,893 Realty Income Corporation 1,966,918
6,244 Regency Centers Corporation 431,023
4,042 SBA Communications Corporation 781,844
12,384 Simon Property Group, Inc. 2,292,402
11,408 UDR, Inc. 418,445
17,818 Ventas, Inc. 1,378,757
40,541 VICI Properties, Inc. 1,140,013
26,034 Welltower, Inc. 4,832,171
27,343 Weyerhaeuser Company 647,756
Total 40,559,129

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.6% Value
Utilities  2.2%
27,012 AES Corporation $ 387,352
9,750 Alliant Energy Corporation 633,847
10,260 Ameren Corporation 1,024,564
20,303 American Electric Power
Company, Inc. 2,341,139
7,401 American Water Works Company,
Inc. 965,830
6,088 Atmos Energy Corporation 1,020,531
24,764 CenterPoint Energy, Inc. 949,452
11,543 CMS Energy Corporation 807,202
13,690 Consolidated Edison, Inc. 1,359,691
11,846 Constellation Energy Corporation 4,184,836
32,390 Dominion Energy, Inc. 1,897,730
7,878 DTE Energy Company 1,016,104
29,497 Duke Energy Corporation 3,457,343
14,595 Edison International 875,992
16,939 Entergy Corporation 1,565,672
8,733 Evergy, Inc. 633,055
14,231 Eversource Energy 958,173
38,322 Exelon Corporation 1,670,456
19,721 FirstEnergy Corporation 882,909
78,996 NextEra Energy, Inc. 6,341,799
18,101 NiSource, Inc. 755,898
7,269 NRG Energy, Inc. 1,157,516
83,369 PG&E Corporation 1,339,740
4,540 Pinnacle West Capital Corporation 402,698
28,059 PPL Corporation 982,626
18,934 Public Service Enterprise Group,
Inc. 1,520,400
24,757 Sempra 2,185,796
41,766 Southern Company 3,641,995
12,081 Vistra Energy Corporation 1,949,028
12,339 WEC Energy Group, Inc. 1,301,271
22,438 Xcel Energy, Inc. 1,657,271
Total 49,867,916
Total Common Stock
(cost $547,429,360) 2,216,600,079
Shares or
Principal
Amount Short-Term Investments 1.4% Value
Federal Home Loan Bank Discount
Notes
1,800,000 3.560%, 2/20/2026
b,c
1,791,011
Federal National Mortgage
Association Discount Notes
600,000 3.605%, 3/2/2026
b,c
596,422
State Street Institutional U.S.
Government Money Market
Fund
29,249,526 3.740%
b
29,249,526
Total Short-Term Investments
(cost $31,637,021) 31,636,959
Total Investments (cost
$579,066,381) 100.0% $2,248,237,038
Other Assets and Liabilities, Net
(<0.1%) (700,164)
Total Net Assets 100.0% $2,247,536,874
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
plc - Public Limited Company
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,679,147,067
Gross unrealized depreciation (22,827,331)
Net unrealized appreciation (depreciation) $ 1,656,319,736
Cost for federal income tax purposes $ 591,631,710

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 234,465,590 234,465,590 – –
Consumer Discretionary 230,695,432 230,695,432 – –
Consumer Staples 104,490,528 104,490,528 – –
Energy 62,355,180 62,355,180 – –
Financials 297,032,146 297,032,146 – –
Health Care 212,586,643 212,586,643 – –
Industrials 180,832,960 180,832,960 – –
Information Technology 763,108,978 763,108,978 – –
Materials 40,605,577 40,605,577 – –
Real Estate 40,559,129 40,559,129 – –
Utilities 49,867,916 49,867,916 – –
Short-Term Investments 31,636,959 29,249,526 2,387,433 –
Subtotal Investments in Securities $2,248,237,038 $2,245,849,605 $2,387,433 $–
Total Investments at Value $2,248,237,038
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 285,592 285,592 – –
Total Liability Derivatives $285,592 $285,592 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$2,387,433 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 94 March 2026 $ 32,680,342 ( $ 285,592)
Total Futures Long Contracts $ 32,680,342 ( $ 285,592)
Total Futures Contracts $ 32,680,342 ($285,592)

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Large Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 285,592
Total Equity Contracts 285,592
Total Liability Derivatives $285,592
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,204,742
Total Equity Contracts
1,204,742
Total $1,204,742
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 663,883
Total Equity Contracts 663,883
Total $663,883
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $19,501,969

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $28,596 $5,661 $34,257 $– – –
Total Affiliated Short-Term Investments 28,596 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,165 22,664 23,829 – – –
Total Collateral Held for Securities Loaned 1,165 – –
Total Value $29,761 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $98
Total Income/Non Cash Income from Affiliated
Investments $98
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.4% Value
Communications Services  6.8%
249,432 Alphabet, Inc., Class C $ 78,271,762
900,091 Comcast Corporation 26,903,720
66,826 Meta Platforms, Inc. 44,111,174
625,078 Universal Music Group NV 16,295,662
1,099,688 Warner Brothers Discovery, Inc.
a
31,693,008
999,922 Warner Music Group Corporation 30,667,608
Total 227,942,934
Consumer Discretionary  5.1%
271,153 Aptiv plc
a
20,632,032
4,674 Booking Holdings, Inc. 25,030,813
139,012 Columbia Sportswear Company 7,658,171
175,200 D.R. Horton, Inc. 25,234,056
184,608 Lowe's Companies, Inc. 44,520,065
1,150,393 Sony Group Corporation ADR 29,450,061
272,606 Wyndham Hotels & Resorts, Inc. 20,598,109
Total 173,123,307
Consumer Staples  4.5%
817,203 Coty, Inc.
a
2,516,985
1,380,526 Keurig Dr Pepper, Inc. 38,668,534
111,823 PepsiCo, Inc. 16,048,837
560,145 Sysco Corporation 41,277,085
836,455 Unilever plc ADR 54,704,157
Total 153,215,598
Energy  7.2%
399,073 ConocoPhillips 37,357,223
648,252 Devon Energy Corporation 23,745,471
1,467,734 Enterprise Products Partners, LP 47,055,552
701,754 Exxon Mobil Corporation 84,449,076
957,520 Halliburton Company 27,059,515
138,047 Marathon Petroleum Corporation 22,450,584
Total 242,117,421
Financials  21.0%
111,704 Allstate Corporation 23,251,188
351,433 American International Group, Inc. 30,065,093
1,696,260 Bank of America Corporation 93,294,300
366,942 Bank of New York Mellon
Corporation 42,598,297
331,126 Capital One Financial Corporation 80,251,697
686,827 Charles Schwab Corporation 68,620,885
134,268 Chubb, Ltd. 41,907,728
14,930 First Citizens BancShares, Inc./NC 32,042,467
171,745 Intercontinental Exchange, Inc. 27,815,820
231,312 JPMorgan Chase & Company 74,533,353
61,373 Marsh & McLennan Companies,
Inc. 11,385,919
397,354 MetLife, Inc. 31,367,125
178,396 Morgan Stanley 31,670,642
1,289,284 Wells Fargo & Company 120,161,269
Total 708,965,783
Health Care  12.9%
237,705 BioMarin Pharmaceutical, Inc.
a
14,126,808
70,982 Cencora, Inc. 23,974,171
146,528 Cigna Group 40,328,901
256,198 Gilead Sciences, Inc. 31,445,743
94,913 ICON plc
a
17,295,047
413,531 Johnson & Johnson 85,580,241
160,064 Labcorp Holdings, Inc. 40,156,856
731,944 Merck & Company, Inc. 77,044,425
Shares Common Stock  98.4% Value
Health Care  12.9% - continued
708,703 Sanofi SA ADR $ 34,343,747
103,085 UnitedHealth Group, Inc. 34,029,389
417,306 Zimmer Biomet Holdings, Inc. 37,524,156
Total 435,849,484
Industrials  12.9%
670,071 Amentum Holdings, Inc.
a
19,432,059
50,785 Caterpillar, Inc. 29,093,203
2,756,294 CNH Industrial NV 25,413,031
1,267,662 CSX Corporation 45,952,747
843,413 Delta Air Lines, Inc. 58,532,862
618,142 Flowserve Corporation 42,886,692
106,761 General Dynamics Corporation 35,942,158
455,264 Hexcel Corporation 33,644,010
244,550 Honeywell International, Inc. 47,709,259
194,491 Jacobs Solutions, Inc. 25,762,278
142,808 JB Hunt Transport Services, Inc. 27,753,307
141,135 L3Harris Technologies, Inc. 41,433,002
Total 433,554,608
Information Technology  13.8%
894,256 Cisco Systems, Inc. 68,884,540
58,769 International Business Machines
Corporation 17,407,965
109,546 Micron Technology, Inc. 31,265,524
211,210 Microsoft Corporation 102,145,380
368,497 Qualcomm, Inc. 63,031,412
963,483 Samsung Electronics Company,
Ltd. 80,754,230
175,872 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 53,445,742
324,980 TD SYNNEX Corporation 48,821,745
Total 465,756,538
Materials  5.0%
586,552 Axalta Coating Systems, Ltd.
a
18,951,495
487,353 CF Industries Holdings, Inc. 37,691,881
292,930 Crown Holdings, Inc. 30,163,002
173,439 Eastman Chemical Company 11,070,612
329,600 Nucor Corporation 53,761,056
336,655 Solstice Advanced Materials, Inc.
a
16,354,700
Total 167,992,746
Real Estate  3.1%
62,632 AvalonBay Communities, Inc. 11,355,808
163,229 CBRE Group, Inc.
a
26,245,591
447,519 Crown Castle, Inc. 39,771,013
1,608,167 Healthcare Realty Trust, Inc. 27,258,431
Total 104,630,843
Utilities  6.1%
119,775 Constellation Energy Corporation 42,312,914
431,758 Duke Energy Corporation 50,606,355
695,101 Entergy Corporation 64,248,186
324,446 Evergy, Inc. 23,519,091
154,283 Vistra Energy Corporation 24,890,476
Total 205,577,022
Total Common Stock
(cost $2,165,524,749) 3,318,726,284

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 1.5% Value
State Street Institutional U.S.
Government Money Market
Fund
49,371,117 3.740%
b
$ 49,371,117
Total Short-Term Investments
(cost $49,371,117) 49,371,117
Total Investments (cost
$2,214,895,866) 99.9% $3,368,097,401
Other Assets and Liabilities, Net
0.1% 2,387,793
Total Net Assets 100.0% $3,370,485,194
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,250,572,082
Gross unrealized depreciation (76,923,505)
Net unrealized appreciation (depreciation) $ 1,173,648,577
Cost for federal income tax purposes $ 2,194,448,824

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 227,942,934 211,647,272 16,295,662 –
Consumer Discretionary 173,123,307 173,123,307 – –
Consumer Staples 153,215,598 153,215,598 – –
Energy 242,117,421 242,117,421 – –
Financials 708,965,783 708,965,783 – –
Health Care 435,849,484 435,849,484 – –
Industrials 433,554,608 433,554,608 – –
Information Technology 465,756,538 385,002,308 80,754,230 –
Materials 167,992,746 167,992,746 – –
Real Estate 104,630,843 104,630,843 – –
Utilities 205,577,022 205,577,022 – –
Short-Term Investments 49,371,117 49,371,117 – –
Subtotal Investments in Securities $3,368,097,401 $3,271,047,509 $97,049,892 $–
Total Investments at Value $3,368,097,401
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $47,309 $16,040 $63,349 $– – –
Total Affiliated Short-Term Investments 47,309 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 12,459 301,449 313,908 – – –
Total Collateral Held for Securities Loaned 12,459 – –
Total Value $59,768 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $5 ($5) $ – $114
Total Income/Non Cash Income from Affiliated
Investments $114
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 53
Total Affiliated Income from Securities Loaned, Net $53
Total Value $5 ($5) $ –

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 95.5% Value
Communications Services  3.3%
25,009 Pinterest, Inc.
a
$ 647,483
4,039 Reddit, Inc.
a
928,445
10,717 ROBLOX Corporation
a
868,399
764 Spotify Technology SA
a
443,662
Total 2,887,989
Consumer Discretionary  15.1%
6,193 DoorDash, Inc.
a
1,402,591
6,667 Hilton Worldwide Holdings, Inc. 1,915,096
91 NVR, Inc.
a
663,642
9,183 O'Reilly Automotive, Inc.
a
837,581
6,067 Ross Stores, Inc. 1,092,909
10,692 SharkNinja, Inc.
a
1,196,435
7,679 Texas Roadhouse, Inc. 1,274,714
2,943 TopBuild Corporation
a
1,227,790
17,066 Viking Holdings, Ltd.
a
1,218,683
5,403 Wingstop, Inc. 1,288,562
8,270 Wynn Resorts, Ltd. 995,129
Total 13,113,132
Consumer Staples  1.5%
2,353 Casey's General Stores, Inc. 1,300,527
Total 1,300,527
Energy  2.0%
3,297 Cheniere Energy, Inc. 640,904
24,418 TechnipFMC plc 1,088,066
Total 1,728,970
Financials  7.7%
10,604 Arch Capital Group, Ltd.
a
1,017,136
9,298 Ares Management Corporation 1,502,836
7,717 Houlihan Lokey, Inc. 1,344,224
11,378 Robinhood Markets, Inc.
a
1,286,852
21,175 Toast, Inc.
a
751,924
7,111 Tradeweb Markets, Inc. 764,717
Total 6,667,689
Health Care  13.1%
2,646 Alnylam Pharmaceuticals, Inc.
a
1,052,182
1,059 Argenx SE ADR
a
890,566
8,402 Encompass Health Corporation 891,788
8,512 HealthEquity, Inc.
a
779,784
2,431 IDEXX Laboratories, Inc.
a
1,644,644
5,585 Natera, Inc.
a
1,279,468
3,637 Penumbra, Inc.
a
1,130,780
5,467 Repligen Corporation
a
895,823
3,906 STERIS plc 990,249
3,232 Veeva Systems, Inc.
a
721,479
3,999 West Pharmaceutical Services,
Inc. 1,100,285
Total 11,377,048
Industrials  22.0%
9,430 Advanced Drainage Systems, Inc. 1,365,747
2,088 Axon Enterprise, Inc.
a
1,185,838
8,663 BWX Technologies, Inc. 1,497,313
4,518 Clean Harbors, Inc.
a
1,059,381
2,670 EMCOR Group, Inc. 1,633,479
35,910 Fastenal Company 1,441,068
9,777 Howmet Aerospace, Inc. 2,004,480
13,465 nVent Electric plc 1,373,026
Shares Common Stock  95.5% Value
Industrials  22.0% - continued
4,507 Old Dominion Freight Line, Inc. $ 706,698
2,683 Quanta Services, Inc. 1,132,387
3,517 Rockwell Automation, Inc. 1,368,359
11,939 TransUnion 1,023,769
4,612 Verisk Analytics, Inc. 1,031,658
7,692 Vertiv Holdings Company 1,246,181
7,542 Xylem, Inc. 1,027,070
Total 19,096,454
Information Technology  25.7%
13,022 Amphenol Corporation 1,759,793
2,584 AppLovin Corporation
a
1,741,151
11,577 Arista Networks, Inc.
a
1,516,934
3,605 Cloudflare, Inc.
a
710,726
6,155 Coherent Corporation
a
1,136,028
2,667 CyberArk Software, Ltd.
a
1,189,642
28,522 Dynatrace Holdings, LLC
a
1,236,143
7,874 Guidewire Software, Inc.
a
1,582,753
19,250 JFrog, Ltd.
a
1,202,355
17,827 Lattice Semiconductor
Corporation
a
1,311,711
12,047 Marvell Technology, Inc. 1,023,754
2,466 Monolithic Power Systems, Inc. 2,235,084
3,772 Palantir Technologies, Inc.
a
670,473
5,551 Snowflake, Inc.
a
1,217,667
2,239 Synopsys, Inc.
a
1,051,703
18,360 Trimble, Inc.
a
1,438,506
2,904 Tyler Technologies, Inc.
a
1,318,271
Total 22,342,694
Materials  1.2%
1,774 Martin Marietta Materials, Inc. 1,104,599
Total 1,104,599
Real Estate  2.2%
6,549 CBRE Group, Inc.
a
1,053,014
12,688 CoStar Group, Inc.
a
853,141
Total 1,906,155
Utilities  1.7%
9,264 Vistra Energy Corporation 1,494,561
Total 1,494,561
Total Common Stock
(cost $66,548,924) 83,019,818
Shares
Registered Investment
Companies   2.4% Value
U.S. Unaffiliated   2.4%
2,495 State Street Health Care Select
Sector SPDR ETF 386,226
6,497 State Street SPDR S&P Biotech
ETF
b
792,179
2,385 VanEck Semiconductor ETF 858,910
Total 2,037,315
Total Registered Investment
Companies (cost $1,631,578) 2,037,315

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.9% Value
795,200 Thrivent Cash Management Trust $ 795,200
Total Collateral Held for
Securities Loaned
(cost $795,200) 795,200
Shares or
Principal
Amount Short-Term Investments 2.1% Value
State Street Institutional U.S.
Government Money Market
Fund
1,829,139 3.740%
c
1,829,139
Total Short-Term Investments
(cost $1,829,139) 1,829,139
Total Investments (cost
$70,804,841) 100.9% $87,681,472
Other Assets and Liabilities, Net
(0.9%) (784,808)
Total Net Assets 100.0% $86,896,664
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of December 31, 2025:
Securities Lending Transactions
Common Stock $ 780,352
Total lending $780,352
Gross amount payable upon return of
collateral for securities loaned $795,200
Net amounts due to counterparty $14,848
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 20,036,985
Gross unrealized depreciation (3,554,520)
Net unrealized appreciation (depreciation) $ 16,482,465
Cost for federal income tax purposes $ 71,199,007

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,887,989 2,887,989 – –
Consumer Discretionary 13,113,132 13,113,132 – –
Consumer Staples 1,300,527 1,300,527 – –
Energy 1,728,970 1,728,970 – –
Financials 6,667,689 6,667,689 – –
Health Care 11,377,048 11,377,048 – –
Industrials 19,096,454 19,096,454 – –
Information Technology 22,342,694 22,342,694 – –
Materials 1,104,599 1,104,599 – –
Real Estate 1,906,155 1,906,155 – –
Utilities 1,494,561 1,494,561 – –
Registered Investment Companies
U.S. Unaffiliated 2,037,315 2,037,315 – –
Short-Term Investments 1,829,139 1,829,139 – –
Subtotal Investments in Securities $86,886,272 $86,886,272 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 795,200
Subtotal Other Investments $795,200
Total Investments at Value $87,681,472
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $1,661 $2,532 $4,193 $– – –
Total Affiliated Short-Term Investments 1,661 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 303 27,011 26,519 795 795 0.9%
Total Collateral Held for Securities Loaned 303 795 0.9
Total Value $1,964 $795

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $8
Total Income/Non Cash Income from Affiliated
Investments $8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 100.2% Value
Communications Services  2.0%
30,313 EchoStar Corporation
a
$ 3,295,023
56,371 Frontier Communications Parent,
Inc.
a
2,146,044
36,382 New York Times Company 2,525,639
6,419 Nexstar Media Group, Inc. 1,303,378
134,171 Pinterest, Inc.
a
3,473,687
32,851 Warner Music Group Corporation 1,007,540
61,745 ZoomInfo Technologies, Inc.
a
627,947
Total 14,379,258
Consumer Discretionary  11.5%
10,599 Abercrombie & Fitch Company
a
1,334,096
59,189 Aramark 2,181,707
15,737 Autoliv, Inc. 1,867,982
6,160 AutoNation, Inc.
a
1,271,917
46,430 Bath & Body Works, Inc. 932,314
48,172 BorgWarner, Inc. 2,170,630
13,018 Boyd Gaming Corporation 1,109,654
14,645 Brunswick Corporation 1,087,245
14,022 Burlington Stores, Inc.
a
4,050,255
26,829 Capri Holdings, Ltd.
a
654,628
22,461 Cava Group, Inc.
a
1,318,236
50,680 Chewy, Inc.
a
1,674,974
4,654 Choice Hotels International, Inc.
b
443,340
14,917 Churchill Downs, Inc. 1,697,256
5,703 Columbia Sportswear Company 314,178
11,690 Crocs, Inc.
a
999,729
14,886 Dick's Sporting Goods, Inc. 2,946,981
9,010 Duolingo, Inc.
a
1,581,255
12,418 Five Below, Inc.
a
2,339,055
24,265 Floor & Decor Holdings, Inc.
a
1,477,496
92,792 GameStop Corporation
a,b
1,863,263
50,967 Gap, Inc. 1,304,755
49,302 Gentex Corporation 1,147,258
64,438 Goodyear Tire & Rubber
Company
a
564,477
765 Graham Holdings Company 840,429
6,222 Grand Canyon Education, Inc.
a
1,034,781
28,468 H&R Block, Inc. 1,240,636
26,603 Harley-Davidson, Inc. 545,096
13,484 Hilton Grand Vacations, Inc.
a
603,409
9,417 Hyatt Hotels Corporation 1,509,733
14,584 KB Home 822,683
11,680 Lear Corporation 1,338,528
5,461 Lithia Motors, Inc. 1,814,854
60,462 Macy's, Inc. 1,333,187
69,986 Mattel, Inc.
a
1,388,522
3,839 Murphy USA, Inc. 1,549,113
13,806 Ollie's Bargain Outlet Holdings,
Inc.
a
1,513,276
4,152 Penske Automotive Group, Inc. 657,220
18,686 Planet Fitness, Inc.
a
2,026,870
12,033 Polaris, Inc. 761,087
10,836 PVH Corporation 726,229
3,461 RH
a
620,038
31,566 Service Corporation International/
US 2,461,201
47,267 Somnigroup International, Inc. 4,219,998
22,006 Taylor Morrison Home Corporation
a
1,295,493
14,895 Texas Roadhouse, Inc. 2,472,570
11,852 Thor Industries, Inc. 1,216,845
21,704 Toll Brothers, Inc. 2,934,815
6,285 TopBuild Corporation
a
2,622,039
14,485 Travel + Leisure Company 1,021,627
8,096 Vail Resorts, Inc.
b
1,075,149
Shares Common Stock  100.2% Value
Consumer Discretionary  11.5% - continued
28,624 Valvoline, Inc.
a
$ 831,813
73,906 VF Corporation 1,336,221
6,144 Visteon Corporation 584,294
12,644 Whirlpool Corporation
b
912,138
6,257 Wingstop, Inc. 1,492,232
17,013 Wyndham Hotels & Resorts, Inc. 1,285,502
17,521 YETI Holdings, Inc.
a
773,903
Total 83,194,212
Consumer Staples  4.3%
89,059 Albertsons Companies, Inc. 1,529,143
28,368 BellRing Brands, Inc.
a
758,277
29,668 BJ's Wholesale Club Holdings,
Inc.
a
2,671,010
1,732 Boston Beer Company, Inc.
a
337,965
8,372 Casey's General Stores, Inc. 4,627,288
35,990 Celsius Holdings, Inc.
a
1,646,183
12,738 Coca-Cola Consolidated, Inc. 1,952,735
82,718 Coty, Inc.
a
254,771
35,620 Darling Ingredients, Inc.
a
1,282,320
13,429 e.l.f. Beauty, Inc.
a
1,021,141
47,553 Flowers Foods, Inc. 517,377
14,306 Ingredion, Inc. 1,577,380
41,382 Maplebear, Inc.
a
1,861,362
4,580 Marzetti Company 753,044
35,311 Performance Food Group
Company
a
3,175,165
9,628 Pilgrim's Pride Corporation 375,396
10,764 Post Holdings, Inc.
a
1,066,174
21,926 Sprouts Farmers Markets, Inc.
a
1,746,844
50,202 US Foods Holding Corporation
a
3,781,215
Total 30,934,790
Energy  3.9%
75,074 Antero Midstream Corporation 1,335,566
65,994 Antero Resources Corporation
a
2,274,153
12,805 Chord Energy Corporation 1,187,023
17,288 Civitas Resources, Inc. 468,332
30,362 CNX Resources Corporation
a
1,116,411
22,895 DT Midstream, Inc. 2,740,074
35,208 HF Sinclair Corporation 1,622,385
26,304 Matador Resources Company 1,116,342
30,214 Murphy Oil Corporation 944,187
82,135 NOV, Inc. 1,283,770
57,029 Ovintiv, Inc. 2,234,966
18,521 PBF Energy, Inc. 502,290
156,359 Permian Resources Corporation 2,193,717
53,353 Range Resources Corporation 1,881,227
91,090 TechnipFMC plc 4,058,970
14,571 Valaris, Ltd.
a
734,378
37,927 Viper Energy, Inc. 1,465,120
16,152 Weatherford International plc 1,264,056
Total 28,422,967
Financials  16.8%
6,334 Affiliated Managers Group, Inc. 1,825,966
63,125 Ally Financial, Inc. 2,858,931
15,588 American Financial Group, Inc. 2,130,568
153,805 Annaly Capital Management, Inc. 3,439,080
36,815 Associated Banc-Corp 948,354
23,843 Bank OZK 1,097,255
12,874 Brighthouse Financial, Inc.
a
834,106
41,945 Cadence Bank 1,796,924
58,433 Carlyle Group, Inc. 3,453,975

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  100.2% Value
Financials  16.8% - continued
21,472 CNO Financial Group, Inc. $ 911,916
67,356 Columbia Banking System, Inc. 1,882,600
28,765 Comerica, Inc. 2,500,541
29,117 Commerce Bancshares, Inc. 1,523,984
60,200 Corebridge Financial, Inc. 1,816,234
14,398 Cullen/Frost Bankers, Inc. 1,823,219
30,982 East West Bancorp, Inc. 3,482,067
64,521 Equitable Holdings, Inc. 3,074,426
21,767 Essent Group, Ltd. 1,415,073
8,805 Euronet Worldwide, Inc.
a
670,149
8,710 Evercore, Inc. 2,963,578
80,646 F.N.B. Corporation 1,379,047
16,641 Federated Hermes, Inc. 866,497
57,389 Fidelity National Financial, Inc. 3,132,866
22,946 First American Financial
Corporation 1,409,802
29,345 First Financial Bankshares, Inc. 876,535
110,878 First Horizon Corporation 2,649,984
8,746 FirstCash Holdings, Inc. 1,393,937
67,407 Flagstar Bank NA 848,654
28,968 Glacier Bancorp, Inc. 1,276,040
9,207 Hamilton Lane, Inc. 1,236,592
18,828 Hancock Whitney Corporation 1,198,967
8,013 Hanover Insurance Group, Inc. 1,464,536
41,159 Home BancShares, Inc. 1,143,397
12,276 Houlihan Lokey, Inc. 2,138,356
12,178 International Bancshares
Corporation 809,106
27,828 Janus Henderson Group plc 1,323,778
37,160 Jefferies Financial Group, Inc. 2,302,805
13,184 Kemper Corporation 534,479
4,976 Kinsale Capital Group, Inc. 1,946,213
50,382 MGIC Investment Corporation 1,472,162
5,372 Morningstar, Inc. 1,167,389
78,315 Old National Bancorp 1,747,208
51,263 Old Republic International
Corporation 2,339,643
17,321 Pinnacle Financial Partners, Inc. 1,652,597
7,187 Primerica, Inc. 1,856,833
21,390 Prosperity Bancshares, Inc. 1,478,263
14,798 Reinsurance Group of America,
Inc. 3,010,801
10,383 RenaissanceRe Holdings, Ltd. 2,919,284
20,680 RLI Corporation 1,323,106
25,518 Ryan Specialty Holdings, Inc. 1,317,494
20,954 SEI Investments Company 1,718,647
13,603 Selective Insurance Group, Inc. 1,138,163
15,214 Shift4 Payments, Inc.
a,b
958,026
45,720 SLM Corporation 1,237,183
22,634 SouthState Bank Corporation 2,130,086
78,388 Starwood Property Trust, Inc. 1,411,768
22,930 Stifel Financial Corporation 2,871,295
31,259 Synovus Financial Corporation 1,564,513
10,278 Texas Capital Bancshares, Inc.
a
930,570
16,077 UMB Financial Corporation 1,849,498
31,545 United Bankshares, Inc. 1,211,328
34,665 Unum Group 2,686,538
107,989 Valley National Bancorp 1,261,312
21,429 Voya Financial, Inc. 1,596,246
36,319 Webster Financial Corporation 2,285,918
23,243 Western Alliance Bancorp 1,954,039
7,721 WEX, Inc.
a
1,150,275
15,081 Wintrust Financial Corporation 2,108,625
Shares Common Stock  100.2% Value
Financials  16.8% - continued
33,246 Zions Bancorp NA $ 1,946,221
Total 120,675,568
Health Care  8.9%
153,532 Avantor, Inc.
a
1,759,477
43,260 BioMarin Pharmaceutical, Inc.
a
2,570,942
4,094 Bio-Rad Laboratories, Inc.
a
1,240,441
24,976 Bruker Corporation 1,176,619
3,189 Chemed Corporation 1,364,446
27,532 Cytokinetics, Inc.
a
1,749,383
44,935 Dentsply Sirona, Inc. 513,607
30,934 Doximity, Inc.
a
1,369,758
111,884 Elanco Animal Health, Inc.
a
2,531,935
22,657 Encompass Health Corporation 2,404,814
12,952 Ensign Group, Inc. 2,256,238
37,026 Envista Holdings Corporation
a
803,834
60,374 Exelixis, Inc.
a
2,646,192
25,087 Globus Medical, Inc.
a
2,190,346
10,541 Haemonetics Corporation
a
844,861
26,481 Halozyme Therapeutics, Inc.
a
1,782,171
19,401 HealthEquity, Inc.
a
1,777,326
46,907 Hims & Hers Health, Inc.
a
1,523,070
34,408 Illumina, Inc.
a
4,512,953
13,683 Jazz Pharmaceuticals, Inc.
a
2,326,110
14,932 Lantheus Holdings, Inc.
a
993,725
12,296 LivaNova plc
a
756,573
10,281 Masimo Corporation
a
1,337,147
5,011 Medpace Holdings, Inc.
a
2,814,428
22,452 Neurocrine Biosciences, Inc.
a
3,184,367
35,744 Option Care Health, Inc.
a
1,138,804
8,819 Penumbra, Inc.
a
2,741,915
11,915 Repligen Corporation
a
1,952,392
98,665 Roivant Sciences, Ltd.
a
2,141,031
46,700 Sotera Health Company
a
823,788
19,790 Tenet Healthcare Corporation
a
3,932,669
9,696 United Therapeutics Corporation
a
4,724,376
Total 63,885,738
Industrials  23.6%
15,238 AAON, Inc. 1,161,898
6,848 Acuity, Inc. 2,465,554
16,110 Advanced Drainage Systems, Inc. 2,333,211
29,824 AECOM 2,843,122
7,164 AeroVironment, Inc.
a
1,732,900
13,947 AGCO Corporation 1,454,951
26,118 Alaska Air Group, Inc.
a
1,313,735
30,594 Allegheny Technologies, Inc.
a
3,510,967
148,639 American Airlines Group, Inc.
a
2,278,636
83,352 API Group Corporation
a
3,189,048
8,493 Applied Industrial Technologies,
Inc. 2,180,748
3,804 Avis Budget Group, Inc.
a,b
488,129
27,315 Booz Allen Hamilton Holding
Corporation 2,304,293
9,355 Brink's Company 1,092,009
20,588 BWX Technologies, Inc. 3,558,430
4,972 CACI International, Inc.
a
2,649,131
9,387 Carlisle Companies, Inc. 3,002,526
11,218 Carpenter Technology Corporation 3,531,875
9,951 Chart Industries, Inc.
a
2,052,195
11,310 Clean Harbors, Inc.
a
2,651,969
199,273 CNH Industrial NV 1,837,297
9,954 Concentrix Corporation 413,887
42,939 Core & Main, Inc.
a
2,231,540

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  100.2% Value
Industrials  23.6% - continued
11,024 Crane Company $ 2,033,156
8,304 Curtiss-Wright Corporation 4,577,746
26,083 Donaldson Company, Inc. 2,312,519
6,520 Dycom Industries, Inc.
a
2,203,108
8,311 EnerSys 1,219,639
12,851 ESAB Corporation 1,435,714
35,736 ExlService Holdings, Inc.
a
1,516,636
11,234 Exponent, Inc. 780,314
28,624 Flowserve Corporation 1,985,933
36,295 Fluor Corporation
a
1,438,371
27,053 Fortune Brands Innovations, Inc. 1,353,191
6,815 FTI Consulting, Inc.
a
1,164,206
8,039 GATX Corporation 1,363,414
36,107 Genpact, Ltd. 1,689,085
37,334 Graco, Inc. 3,060,268
25,780 GXO Logistics, Inc.
a
1,357,059
17,926 Hexcel Corporation 1,324,731
19,140 ITT Corporation 3,320,981
28,596 KBR, Inc. 1,149,559
12,205 Kirby Corporation
a
1,344,747
36,556 Knight-Swift Transportation
Holdings, Inc. 1,911,148
38,020 Kratos Defense & Security
Solutions, Inc.
a
2,886,098
7,734 Landstar System, Inc. 1,111,376
12,391 Lincoln Electric Holdings, Inc. 2,969,379
13,812 MasTec, Inc.
a
3,002,314
12,689 Maximus, Inc. 1,095,315
10,435 Middleby Corporation
a
1,551,371
8,287 MSA Safety, Inc. 1,327,080
10,302 MSC Industrial Direct Company,
Inc. 866,398
24,998 Mueller Industries, Inc. 2,869,770
33,414 Nextpower, Inc.
a
2,910,694
36,335 nVent Electric plc 3,705,080
14,244 Oshkosh Corporation 1,789,474
18,508 Owens Corning, Inc. 2,071,230
11,990 Parsons Corporation
a
740,982
9,919 Paylocity Holding Corporation
a
1,512,648
41,814 RB Global, Inc. 4,301,406
7,088 RBC Bearings, Inc.
a
3,178,472
14,950 Regal Rexnord Corporation 2,097,784
9,092 Ryder System, Inc. 1,740,118
5,999 Saia, Inc.
a
1,958,794
10,363 Science Applications International
Corporation 1,043,140
32,804 Sensata Technologies Holding plc 1,092,045
9,336 Simpson Manufacturing Company,
Inc. 1,507,484
11,222 SPX Technologies, Inc.
a
2,245,073
6,917 Sterling Construction Company,
Inc.
a
2,118,193
14,772 Terex Corporation 788,529
58,866 Tetra Tech, Inc. 1,974,366
14,274 Timken Company 1,200,872
22,037 Toro Company 1,734,753
43,730 TransUnion 3,749,848
24,152 Trex Company, Inc.
a
847,252
13,118 UFP Industries, Inc. 1,194,394
16,946 UL Solutions, Inc. 1,336,362
4,436 Valmont Industries, Inc. 1,784,692
7,864 Watsco, Inc. 2,649,775
6,172 Watts Water Technologies, Inc. 1,703,595
10,954 WESCO International, Inc. 2,679,787
13,503 Woodward, Inc. 4,082,227
Shares Common Stock  100.2% Value
Industrials  23.6% - continued
26,433 XPO, Inc.
a
$ 3,592,509
Total 169,830,255
Information Technology  14.1%
27,929 Allegro MicroSystems, Inc.
a
736,767
25,605 Amkor Technology, Inc. 1,010,885
5,196 Appfolio, Inc.
a
1,208,849
11,599 Arrow Electronics, Inc.
a
1,277,978
9,615 ASGN, Inc.
a
463,155
18,314 Avnet, Inc. 880,537
8,850 Belden, Inc. 1,031,468
33,536 Bentley Systems, Inc. 1,279,901
20,073 BILL Holdings, Inc.
a
1,094,781
8,259 Blackbaud, Inc.
a
522,960
31,763 Ciena Corporation
a
7,428,413
11,491 Cirrus Logic, Inc.
a
1,361,684
37,740 Cognex Corporation 1,357,885
35,388 Coherent Corporation
a
6,531,563
9,929 CommVault Systems, Inc.
a
1,244,699
11,120 Crane NXT Company 523,418
45,285 DocuSign, Inc.
a
3,097,494
13,777 Dolby Laboratories, Inc. 884,759
39,277 Dropbox, Inc.
a
1,091,901
67,889 Dynatrace Holdings, LLC
a
2,942,309
34,137 Entegris, Inc. 2,876,042
8,068 Fabrinet
a
3,673,199
83,270 Flex, Ltd.
a
5,031,173
19,145 Guidewire Software, Inc.
a
3,848,337
5,691 IPG Photonics Corporation
a
407,476
51,468 Kyndryl Holdings, Inc.
a
1,366,990
30,802 Lattice Semiconductor
Corporation
a
2,266,411
5,607 Littelfuse, Inc. 1,418,122
15,965 Lumentum Holdings, Inc.
a
5,884,539
14,422 MACOM Technology Solutions
Holdings, Inc.
a
2,470,200
13,569 Manhattan Associates, Inc.
a
2,351,643
15,125 MKS, Inc. 2,416,975
8,056 Novanta, Inc.
a
958,583
60,976 Nutanix, Inc.
a
3,151,849
37,934 Okta, Inc.
a
3,280,153
11,036 Onto Innovation, Inc.
a
1,742,143
20,638 Pegasystems, Inc. 1,232,501
70,303 Pure Storage, Inc.
a
4,711,004
8,075 Qualys, Inc.
a
1,073,168
24,241 Rambus, Inc.
a
2,227,506
7,398 Silicon Laboratories, Inc.
a
966,919
8,780 Synaptics, Inc.
a
649,896
17,055 TD SYNNEX Corporation 2,562,173
34,140 Twilio, Inc.
a
4,856,074
94,986 UiPath, Inc.
a
1,556,821
9,956 Universal Display Corporation 1,162,662
32,674 Vontier Corporation 1,214,819
Total 101,328,784
Materials  5.4%
58,314 Alcoa Corporation 3,098,806
14,776 AptarGroup, Inc. 1,802,081
10,292 Ashland, Inc. 603,832
20,618 Avient Corporation 644,106
48,040 Axalta Coating Systems, Ltd.
a
1,552,172
11,981 Cabot Corporation 794,101
128,287 Cleveland-Cliffs, Inc.
a
1,703,651
24,988 Commercial Metals Company 1,729,669

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  100.2% Value
Materials  5.4% - continued
25,675 Crown Holdings, Inc. $ 2,643,755
7,220 Eagle Materials, Inc. 1,492,230
66,456 Graphic Packaging Holding
Company 1,000,827
5,893 Greif, Inc. 398,956
150,893 Hecla Mining Company 2,895,637
12,760 Knife River Corporation
a
897,666
14,271 Louisiana-Pacific Corporation 1,152,526
30,331 MP Materials Corporation
a,b
1,532,322
1,756 NewMarket Corporation 1,206,829
25,698 Olin Corporation 535,289
11,774 Reliance, Inc. 3,401,155
18,245 Royal Gold, Inc. 4,055,681
28,872 RPM International, Inc. 3,002,688
10,011 Scotts Miracle-Gro Company 584,142
19,749 Silgan Holdings, Inc. 797,267
22,210 Sonoco Products Company 969,245
7,510 Westlake Corporation 555,289
Total 39,049,922
Real Estate  6.4%
25,837 Agree Realty Corporation 1,861,039
73,412 American Homes 4 Rent 2,356,525
68,928 Brixmor Property Group, Inc. 1,807,292
25,439 COPT Defense Properties 707,204
37,822 Cousins Properties, Inc. 975,051
51,349 CubeSmart 1,851,132
11,993 EastGroup Properties, Inc. 2,136,433
17,145 EPR Properties 855,536
43,646 Equity Lifestyle Properties, Inc. 2,645,384
29,819 First Industrial Realty Trust, Inc. 1,707,734
63,728 Gaming and Leisure Properties,
Inc. 2,848,004
79,180 Healthcare Realty Trust, Inc. 1,342,101
53,757 Independence Realty Trust, Inc. 939,672
10,627 Jones Lang LaSalle, Inc.
a
3,575,667
24,509 Kilroy Realty Corporation 915,901
48,753 Kite Realty Group Trust 1,168,610
19,560 Lamar Advertising Company 2,475,905
15,939 National Storage Affiliates Trust 449,639
42,767 NNN REIT, Inc. 1,694,856
66,547 Omega Healthcare Investors, Inc. 2,950,694
45,013 Park Hotels & Resorts, Inc. 470,836
16,012 PotlatchDeltic Corporation 636,957
33,437 Rayonier, Inc. REIT 723,911
52,309 Rexford Industrial Realty, Inc. 2,025,405
56,149 Sabra Health Care REIT, Inc. 1,063,462
42,053 STAG Industrial, Inc. 1,545,868
36,328 Vornado Realty Trust 1,208,996
49,347 WP Carey, Inc. 3,175,973
Total 46,115,787
Utilities  3.3%
16,995 Black Hills Corporation 1,179,793
63,721 Essential Utilities, Inc. 2,444,338
12,170 IDACORP, Inc. 1,540,235
20,348 National Fuel Gas Company 1,629,061
22,620 New Jersey Resources
Corporation 1,043,234
13,828 Northwestern Energy Group, Inc. 892,459
45,365 OGE Energy Corporation 1,937,085
13,511 ONE Gas, Inc. 1,043,725
13,687 Ormat Technologies, Inc. 1,512,003
Shares Common Stock  100.2% Value
Utilities  3.3% - continued
25,330 Portland General Electric
Company $ 1,215,587
14,466 Southwest Gas Holdings, Inc. 1,157,569
13,291 Spire, Inc. 1,099,166
10,288 Talen Energy Corporation
a
3,856,354
22,074 TXNM Energy, Inc. 1,299,717
48,397 UGI Corporation 1,811,500
Total 23,661,826
Total Common Stock
(cost $487,513,006) 721,479,107
Shares
Collateral Held for Securities
Loaned 1.0% Value
7,307,175 Thrivent Cash Management Trust 7,307,175
Total Collateral Held for
Securities Loaned
(cost $7,307,175) 7,307,175
Shares or
Principal
Amount Short-Term Investments < .01% Value
Federal Home Loan Bank Discount
Notes
200,000 3.800%, 2/13/2026
c,d
199,138
Total Short-Term Investments
(cost $199,092) 199,138
Total Investments (cost
$495,019,273) 101.2% $728,985,420
Other Assets and Liabilities, Net
(1.2%) (8,772,169)
Total Net Assets 100.0% $720,213,251
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of December 31, 2025:
Securities Lending Transactions
Common Stock $ 7,085,024
Total lending $7,085,024
Gross amount payable upon return of
collateral for securities loaned $7,307,175
Net amounts due to counterparty $222,151
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 267,533,565
Gross unrealized depreciation (35,588,883)
Net unrealized appreciation (depreciation) $ 231,944,682
Cost for federal income tax purposes $ 497,040,782
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 14,379,258 14,379,258 – –
Consumer Discretionary 83,194,212 83,194,212 – –
Consumer Staples 30,934,790 30,934,790 – –
Energy 28,422,967 28,422,967 – –
Financials 120,675,568 120,675,568 – –
Health Care 63,885,738 63,885,738 – –
Industrials 169,830,255 169,830,255 – –
Information Technology 101,328,784 101,328,784 – –
Materials 39,049,922 39,049,922 – –
Real Estate 46,115,787 46,115,787 – –
Utilities 23,661,826 23,661,826 – –
Short-Term Investments 199,138 – 199,138 –
Subtotal Investments in Securities $721,678,245 $721,479,107 $199,138 $–
Other Investments  * Total
Collateral Held for Securities Loaned 7,307,175
Subtotal Other Investments $7,307,175
Total Investments at Value $728,985,420
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 44 44 – –
Total Asset Derivatives $44 $44 $– $–

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Mid Cap Index Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling $199,138 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index (3) March 2026 ( $ 997,604) $ 44
Total Futures Short Contracts ( $ 997,604) $44
Total Futures Contracts ( $ 997,604) $44
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Mid Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 44
Total Equity Contracts 44
Total Asset Derivatives $44
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (109,222)
Total Equity Contracts
(109,222)
Total ($109,222)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 231,024
Total Equity Contracts 231,024
Total $231,024
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $6,137,574
Futures - Short (2,733)

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $4,298 $10,478 $14,776 $– – –
Total Affiliated Short-Term Investments 4,298 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,508 133,303 130,504 7,307 7,307 1.0%
Total Collateral Held for Securities Loaned 4,508 7,307 1.0
Total Value $8,806 $7,307
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $14
Total Income/Non Cash Income from Affiliated
Investments $14
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 21
Total Affiliated Income from Securities Loaned, Net $21
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.3% Value
Communications Services  2.0%
89,704 Reddit, Inc.
a
$ 20,620,259
195,137 ROBLOX Corporation
a
15,811,951
Total 36,432,210
Consumer Discretionary  10.2%
93,987 Asbury Automotive Group, Inc.
a
21,854,797
187,086 Garmin, Ltd. 37,950,395
3,889 NVR, Inc.
a
28,361,583
51,430 Ulta Beauty, Inc.
a
31,115,664
435,360 Viking Holdings, Ltd.
a
31,089,058
253,354 Wynn Resorts, Ltd. 30,486,087
Total 180,857,584
Consumer Staples  3.9%
40,667 Casey's General Stores, Inc. 22,477,058
300,785 Church & Dwight Company, Inc. 25,220,822
469,881 Maplebear, Inc.
a
21,135,247
Total 68,833,127
Energy  4.1%
814,307 Devon Energy Corporation 29,828,065
399,510 Expand Energy Corporation 44,089,924
Total 73,917,989
Financials  16.4%
865,433 Ally Financial, Inc. 39,195,461
35,369 Ameriprise Financial, Inc. 17,342,836
501,485 Arch Capital Group, Ltd.
a
48,102,441
564,537 Fifth Third Bancorp 26,425,977
95,467 Houlihan Lokey, Inc. 16,629,397
195,573 M&T Bank Corporation 39,404,048
268,653 Northern Trust Corporation 36,695,313
620,286 Old Republic International
Corporation 28,309,853
176,810 Robinhood Markets, Inc.
a
19,997,211
318,286 Zions Bancorp NA 18,632,462
Total 290,734,999
Health Care  11.2%
146,263 Encompass Health Corporation 15,524,355
392,899 Exelixis, Inc.
a
17,220,763
183,903 Illumina, Inc.
a
24,120,717
26,430 Mettler-Toledo International, Inc.
a
36,848,442
12,135 Neurocrine Biosciences, Inc.
a
1,721,107
116,546 STERIS plc 29,546,742
254,273 Teleflex, Inc. 31,031,477
35,322 United Therapeutics Corporation
a
17,210,644
113,750 Veeva Systems, Inc.
a
25,392,413
Total 198,616,660
Industrials  21.9%
116,367 AMETEK, Inc. 23,891,309
31,506 EMCOR Group, Inc. 19,275,056
203,020 Expeditors International of
Washington, Inc. 30,252,010
713,272 Fastenal Company 28,623,605
170,109 Howmet Aerospace, Inc. 34,875,747
146,323 Leidos Holdings, Inc. 26,396,669
120,979 Lincoln Electric Holdings, Inc. 28,991,408
191,522 Old Dominion Freight Line, Inc. 30,030,650
139,949 Oshkosh Corporation 17,581,793
53,617 Quanta Services, Inc. 22,629,591
Shares Common Stock  97.3% Value
Industrials  21.9% - continued
106,994 Rockwell Automation, Inc. $ 41,628,156
515,568 Southwest Airlines Company 21,308,425
388,855 Timken Company 32,714,371
111,345 UL Solutions, Inc. 8,780,667
28,135 United Rentals, Inc. 22,770,218
Total 389,749,675
Information Technology  13.3%
221,755 Datadog, Inc.
a
30,156,463
391,248 DocuSign, Inc.
a
26,761,363
118,132 Monday.com, Ltd.
a
17,431,558
30,064 Monolithic Power Systems, Inc. 27,248,807
4,982,486 Nokia Oyj ADR 32,236,684
174,797 Onto Innovation, Inc.
a
27,593,454
599,227 Trimble, Inc.
a
46,949,435
113,703 Zebra Technologies Corporation
a
27,609,363
Total 235,987,127
Materials  5.4%
168,779 Albemarle Corporation 23,872,102
2,277,324 Amcor plc 18,992,882
309,763 Steel Dynamics, Inc. 52,489,340
Total 95,354,324
Real Estate  4.7%
157,915 Extra Space Storage, Inc. 20,563,691
689,596 First Industrial Realty Trust, Inc. 39,493,163
119,670 SBA Communications Corporation 23,147,768
Total 83,204,622
Utilities  4.2%
376,746 Alliant Energy Corporation 24,492,257
648,142 CenterPoint Energy, Inc. 24,849,764
591,068 NiSource, Inc. 24,683,000
Total 74,025,021
Total Common Stock
(cost $1,331,085,511) 1,727,713,338
Shares or
Principal
Amount Short-Term Investments 2.5% Value
State Street Institutional U.S.
Government Money Market
Fund
44,908,012 3.740%
b
44,908,012
Total Short-Term Investments
(cost $44,908,012) 44,908,012
Total Investments (cost
$1,375,993,523) 99.8% $1,772,621,350
Other Assets and Liabilities, Net
0.2% 2,688,700
Total Net Assets 100.0% $1,775,310,050
a Non-income producing security.
b The interest rate shown reflects the yield.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 451,564,690
Gross unrealized depreciation (56,727,404)
Net unrealized appreciation (depreciation) $ 394,837,286
Cost for federal income tax purposes $ 1,377,784,064
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 36,432,210 36,432,210 – –
Consumer Discretionary 180,857,584 180,857,584 – –
Consumer Staples 68,833,127 68,833,127 – –
Energy 73,917,989 73,917,989 – –
Financials 290,734,999 290,734,999 – –
Health Care 198,616,660 198,616,660 – –
Industrials 389,749,675 389,749,675 – –
Information Technology 235,987,127 235,987,127 – –
Materials 95,354,324 95,354,324 – –
Real Estate 83,204,622 83,204,622 – –
Utilities 74,025,021 74,025,021 – –
Short-Term Investments 44,908,012 44,908,012 – –
Subtotal Investments in Securities $1,772,621,350 $1,772,621,350 $– $–
Total Investments at Value $1,772,621,350
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $82,957 $18,781 $101,738 $– – –
Total Affiliated Short-Term Investments 82,957 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 19,031 304,830 323,861 – – –
Total Collateral Held for Securities Loaned 19,031 – –
Total Value $101,988 $–

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $18 ($18) $ – $207
Total Income/Non Cash Income from Affiliated
Investments $207
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 45
Total Affiliated Income from Securities Loaned, Net $45
Total Value $18 ($18) $ –

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.9% Value
Communications Services  2.5%
12,400 Imax Corporation
a
$ 458,304
26,283 Warner Brothers Discovery, Inc.
a
757,476
Total 1,215,780
Consumer Discretionary  8.3%
3,076 D.R. Horton, Inc. 443,036
11,895 Gildan Activewear, Inc. 742,962
31,701 Levi Strauss & Company 657,479
20,113 Six Flags Entertainment
Corporation
a
308,533
3,076 Tapestry, Inc. 393,021
11,066 Wyndham Hotels & Resorts, Inc. 836,147
14,788 Yum China Holding, Inc. 705,979
Total 4,087,157
Consumer Staples  5.6%
2,484 Estee Lauder Companies, Inc. 260,125
7,654 J & J Snack Foods Corporation 691,692
12,330 Sysco Corporation 908,598
13,636 Unilever plc ADR
b
891,794
Total 2,752,209
Energy  6.8%
35,916 Coterra Energy, Inc. 945,309
14,430 Devon Energy Corporation 528,571
3,848 Diamondback Energy, Inc. 578,470
21,564 Enterprise Products Partners, LP 691,342
2,521 Expand Energy Corporation 278,217
11,705 Noble Corporation plc 330,549
Total 3,352,458
Financials  18.1%
35,930 AGNC Investment Corporation 385,170
4,297 Allstate Corporation 894,421
2,282 Capital One Financial Corporation 553,065
10,919 Carlyle Group, Inc. 645,422
7,583 Charles Schwab Corporation 757,618
4,453 Equitable Holdings, Inc. 212,185
6,011 M&T Bank Corporation 1,211,096
6,467 Selective Insurance Group, Inc. 541,094
32,757 Simmons First National
Corporation 617,469
4,232 Texas Capital Bancshares, Inc.
a
383,165
22,041 U.S. Bancorp 1,176,108
10,736 Voya Financial, Inc. 799,725
5,231 Wintrust Financial Corporation 731,398
Total 8,907,936
Health Care  7.3%
908 Humana, Inc. 232,566
3,469 Johnson & Johnson 717,909
3,513 Labcorp Holdings, Inc. 881,341
3,300 STERIS plc 836,616
1,119 Thermo Fisher Scientific, Inc. 648,405
843 UnitedHealth Group, Inc. 278,283
Total 3,595,120
Industrials  18.6%
2,050 Acuity, Inc. 738,082
4,339 AGCO Corporation 452,644
10,027 CSX Corporation 363,479
10,597 Delta Air Lines, Inc. 735,432
Shares Common Stock  98.9% Value
Industrials  18.6% - continued
10,487 Flowserve Corporation $ 727,588
14,448 Fluor Corporation
a
572,574
11,417 Fortive Corporation 630,333
2,577 General Dynamics Corporation 867,573
9,634 Griffon Corporation 709,544
13,096 Hexcel Corporation 967,794
2,205 JB Hunt Transport Services, Inc. 428,520
10,062 Legence Corporation
a
433,068
10,834 MSC Industrial Direct Company,
Inc. 911,139
21,150 Werner Enterprises, Inc. 634,712
Total 9,172,482
Information Technology  10.7%
2,940 Coherent Corporation
a
542,636
2,440 CommVault Systems, Inc.
a
305,878
1,692 Jabil, Inc. 385,810
11,684 Knowles Corporation
a
250,388
5,690 MKS, Inc. 909,262
2,637 PTC, Inc.
a
459,392
18,228 Ralliant Corporation 927,988
1,046 Synopsys, Inc.
a
491,327
2,956 TD SYNNEX Corporation 444,080
3,027 Western Digital Corporation 521,461
Total 5,238,222
Materials  7.6%
21,445 Axalta Coating Systems, Ltd.
a
692,888
10,334 Celanese Corporation 436,922
2,577 CF Industries Holdings, Inc. 199,305
10,097 Crown Holdings, Inc. 1,039,688
5,645 Nucor Corporation 920,756
7,209 West Fraser Timber Company, Ltd. 440,542
Total 3,730,101
Real Estate  5.6%
2,500 CBRE Group, Inc.
a
401,975
3,834 Crown Castle, Inc. 340,728
33,922 Healthcare Realty Trust, Inc. 574,978
48,120 Host Hotels & Resorts, Inc. 853,168
3,195 Simon Property Group, Inc. 591,426
Total 2,762,275
Utilities  7.8%
9,858 Alliant Energy Corporation 640,869
1,369 Constellation Energy Corporation 483,627
5,231 DTE Energy Company 674,694
5,294 Entergy Corporation 489,324
9,374 Evergy, Inc. 679,521
12,460 NiSource, Inc. 520,330
2,268 Vistra Energy Corporation 365,896
Total 3,854,261
Total Common Stock
(cost $39,270,279) 48,668,001

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 1.8% Value
897,800 Thrivent Cash Management Trust $ 897,800
Total Collateral Held for
Securities Loaned
(cost $897,800) 897,800
Shares or
Principal
Amount Short-Term Investments 1.1% Value
State Street Institutional U.S.
Government Money Market
Fund
526,724 3.740%
c
526,723
Total Short-Term Investments
(cost $526,723) 526,723
Total Investments (cost
$40,694,802) 101.8% $50,092,524
Other Assets and Liabilities, Net
(1.8%) (863,055)
Total Net Assets 100.0% $49,229,469
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Portfolio as of December 31, 2025:
Securities Lending Transactions
Common Stock $ 876,360
Total lending $876,360
Gross amount payable upon return of
collateral for securities loaned $897,800
Net amounts due to counterparty $21,440
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were a s follows:
Gross unrealized appreciation $ 10,856,033
Gross unrealized depreciation (1,578,394)
Net unrealized appreciation (depreciation) $ 9,277,639
Cost for federal income tax purposes $ 40,814,885
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,215,780 1,215,780 – –
Consumer Discretionary 4,087,157 4,087,157 – –
Consumer Staples 2,752,209 2,752,209 – –
Energy 3,352,458 3,352,458 – –
Financials 8,907,936 8,907,936 – –
Health Care 3,595,120 3,595,120 – –
Industrials 9,172,482 9,172,482 – –
Information Technology 5,238,222 5,238,222 – –
Materials 3,730,101 3,730,101 – –
Real Estate 2,762,275 2,762,275 – –
Utilities 3,854,261 3,854,261 – –
Short-Term Investments 526,723 526,723 – –
Subtotal Investments in Securities $49,194,724 $49,194,724 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 897,800
Subtotal Other Investments $897,800
Total Investments at Value $50,092,524
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $707 $1,098 $1,805 $– – –
Total Affiliated Short-Term Investments 707 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 10,934 10,036 898 898 1.8%
Total Collateral Held for Securities Loaned – 898 1.8
Total Value $707 $898
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $3
Total Income/Non Cash Income from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   40.3% Value
U.S. Affiliated   39.9%
15,307,797 Thrivent Core Emerging Markets
Debt Fund $ 135,474,000
6,469,325 Thrivent Core Emerging Markets
Equity Fund 77,567,204
40,896,563 Thrivent Global Stock Portfolio 663,109,136
23,335,183 Thrivent High Yield Portfolio 99,622,563
29,552,688 Thrivent Income Portfolio 266,491,361
32,704,148 Thrivent International Equity
Portfolio 401,060,773
5,288,922 Thrivent International Index
Portfolio 90,708,708
49,991,484 Thrivent Large Cap Value Portfolio 1,223,816,514
10,721,898 Thrivent Mid Cap Stock Portfolio 212,005,167
2,958,674 Thrivent Mid Cap Value ETF 44,728,346
15,457,544 Thrivent Short-Term Bond Portfolio 153,581,517
6,058,415 Thrivent Small Cap Stock Portfolio 114,065,416
708,730 Thrivent Small Cap Value ETF 18,833,153
Total 3,501,063,858
U.S. Unaffiliated   0.4%
16,162 Invesco QQQ Trust Series 1 9,928,478
4,682 iShares Biotechnology ETF 790,181
13,800 iShares Broad USD High Yield
Corporate Bond ETF 516,051
460 iShares Semiconductor ETF 138,529
32,097 SPDR S&P 500 ETF Trust 21,887,586
2,361 State Street Health Care Select
Sector SPDR ETF 365,483
12,844 State Street SPDR S&P Biotech
ETF 1,566,069
2,255 VanEck Semiconductor ETF 812,093
Total 36,004,470
Total Registered Investment
Companies (cost $2,552,133,640) 3,537,068,328
Shares Common Stock 27.8% Value
Communications Services  3.6%
262,210 Alphabet, Inc., Class A 82,071,730
242,013 Alphabet, Inc., Class C 75,943,679
144,171 AT&T, Inc. 3,581,208
1,858 CarGurus, Inc.
a
71,254
35,195 Comcast Corporation 1,051,979
311 Fox Corporation, Class A 22,725
1,492 Fox Corporation, Class B 96,876
403 Globalstar, Inc.
a
24,599
3,396 Iridium Communications, Inc. 59,022
5,711 Liberty Global, Ltd., Class A
a
63,620
980 Liberty Media Corporation-Liberty
Formula One
a
96,540
15,054 Lumen Technologies, Inc.
a
116,970
220 Madison Square Garden Sports
Corporation
a
56,903
5,591 Magnite, Inc.
a
90,742
41,508 Match Group, Inc. 1,340,293
125,759 Meta Platforms, Inc. 83,012,258
358,679 Netflix, Inc.
a
33,629,743
10,903 New York Times Company 756,886
51,526 News Corporation, Class A 1,345,859
700 Omnicom Group, Inc. 56,525
23,411 Pinterest, Inc.
a
606,111
4,758 Reddit, Inc.
a
1,093,721
12,161 ROBLOX Corporation
a
985,406
Shares Common Stock  27.8% Value
Communications Services  3.6% - continued
1,210 Roku, Inc.
a
$ 131,273
23,649 Spotify Technology SA
a
13,733,211
437 Take-Two Interactive Software,
Inc.
a
111,885
8,378 T-Mobile US, Inc. 1,701,069
1,450 Trade Desk, Inc.
a
55,042
24,607 Uniti Group, Inc.
a
172,495
24,692 Universal Music Group NV 643,716
63,926 Verizon Communications, Inc. 2,603,706
37,474 Walt Disney Company 4,263,417
43,111 Warner Brothers Discovery, Inc.
a
1,242,459
39,422 Warner Music Group Corporation 1,209,073
Total 312,041,995
Consumer Discretionary  3.4%
326,792 ADT, Inc. 2,637,211
1,516 Advance Auto Parts, Inc. 59,579
579,483 Amazon.com, Inc.
a
133,756,266
7,394 American Eagle Outfitters, Inc. 194,980
45,371 Aptiv plc
a
3,452,279
4,368 Aramark 161,004
966 Asbury Automotive Group, Inc.
a
224,624
666 Autoliv, Inc. 79,054
11,030 Bath & Body Works, Inc. 221,482
1,650 Best Buy Company, Inc. 110,435
626 Booking Holdings, Inc. 3,352,437
4,487 Boot Barn Holdings, Inc.
a
791,821
16,451 BorgWarner, Inc. 741,282
232 Brinker International, Inc.
a
33,297
2,782 Buckle, Inc. 148,614
11,740 Build-A-Bear Workshop, Inc. 719,310
3,975 CarMax, Inc.
a
153,594
5,787 Carnival Corporation
a
176,735
79 Cavco Industries, Inc.
a
46,668
7,537 Champion Homes, Inc.
a
636,877
5,705 Chewy, Inc.
a
188,550
2,097 Chipotle Mexican Grill, Inc.
a
77,589
5,668 Churchill Downs, Inc. 644,905
5,435 Columbia Sportswear Company 299,414
3,701 Coursera, Inc.
a
27,239
7,145 D.R. Horton, Inc. 1,029,094
4,493 Dana, Inc. 106,754
225 Darden Restaurants, Inc. 41,405
271 Domino's Pizza, Inc. 112,958
61,250 DoorDash, Inc.
a
13,871,900
354 Dorman Products, Inc.
a
43,609
356 Duolingo, Inc.
a
62,478
1,780 eBay, Inc. 155,038
2,339 Etsy, Inc.
a
129,674
545 Five Below, Inc.
a
102,656
25,770 Ford Motor Company 338,102
4,079 Fox Factory Holding Corporation
a
69,792
11,921 Frontdoor, Inc.
a
687,723
7,417 Gap, Inc. 189,875
3,960 Garmin, Ltd. 803,286
4,860 Garrett Motion, Inc. 84,710
40,612 General Motors Company 3,302,568
9,087 Gentex Corporation 211,454
415 GigaCloud Technology, Inc.
a
16,301
12,484 Goodyear Tire & Rubber
Company
a
109,360
1,744 Grand Canyon Education, Inc.
a
290,045
27,388 Hilton Worldwide Holdings, Inc. 7,867,203
45,831 Home Depot, Inc. 15,770,447
5,071 Installed Building Products, Inc. 1,315,367

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  27.8% Value
Consumer Discretionary  3.4% - continued
26,001 Laureate Education, Inc.
a
$ 875,454
906 Lear Corporation 103,828
3,448 Life Time Group Holdings, Inc.
a
91,648
425 Lithia Motors, Inc. 141,240
7,228 Lowe's Companies, Inc. 1,743,104
523 Lululemon Athletica, Inc.
a
108,685
328 M/I Homes, Inc.
a
41,968
5,615 Macy's, Inc. 123,811
16,930 Mattel, Inc.
a
335,891
5,578 McDonald's Corporation 1,704,804
994 MGM Resorts International
a
36,271
4,244 Mohawk Industries, Inc.
a
463,869
142 NVR, Inc.
a
1,035,573
55,609 O'Reilly Automotive, Inc.
a
5,072,097
623 Planet Fitness, Inc.
a
67,577
505 PulteGroup, Inc. 59,216
1,436 Ralph Lauren Corporation 507,784
671 Red Rock Resorts, Inc. 41,568
40,204 Ross Stores, Inc. 7,242,349
1,595 Service Corporation International/
US 124,362
15,988 SharkNinja, Inc.
a
1,789,057
5,595 Sonos, Inc.
a
98,248
44,982 Sony Group Corporation ADR 1,151,539
1,078 Strategic Education, Inc. 86,456
15,760 Tapestry, Inc. 2,013,655
560 Taylor Morrison Home Corporation
a
32,967
134,844 Tesla, Inc.
a
60,642,044
12,386 Texas Roadhouse, Inc. 2,056,076
9,272 TJX Companies, Inc. 1,424,272
2,085 Toll Brothers, Inc. 281,934
2,866 TopBuild Corporation
a
1,195,667
642 Travel + Leisure Company 45,280
934 Ulta Beauty, Inc.
a
565,079
28,862 Universal Technical Institute, Inc.
a
754,164
452 Urban Outfitters, Inc.
a
34,018
4,840 VF Corporation 87,507
20,630 Viking Holdings, Ltd.
a
1,473,188
745 Visteon Corporation 70,850
927 Wayfair, Inc.
a
93,080
12,527 Wendy's Company 104,350
8,208 Wingstop, Inc. 1,957,526
473 Winmark Corporation 191,537
18,565 Wyndham Hotels & Resorts, Inc. 1,402,771
10,481 Wynn Resorts, Ltd. 1,261,179
1,461 Yum! Brands, Inc. 221,020
Total 294,601,608
Consumer Staples  0.7%
4,402 Albertsons Companies, Inc. 75,582
42,811 Altria Group, Inc. 2,468,482
858 Archer-Daniels-Midland Company 49,326
2,947 BellRing Brands, Inc.
a
78,773
947 BJ's Wholesale Club Holdings,
Inc.
a
85,258
1,088 Campbell's Company 30,323
2,911 Casey's General Stores, Inc. 1,608,939
2,869 Central Garden & Pet Company,
Class A
a
83,746
6,570 Chefs' Warehouse, Inc.
a
409,508
4,885 Church & Dwight Company, Inc. 409,607
11,321 Colgate-Palmolive Company 894,585
8,956 Conagra Brands, Inc. 155,028
10,304 Costco Wholesale Corporation 8,885,551
32,110 Coty, Inc.
a
98,899
Shares Common Stock  27.8% Value
Consumer Staples  0.7% - continued
3,143 Darling Ingredients, Inc.
a
$ 113,148
1,278 Ingredion, Inc. 140,912
1,771 John B. Sanfilippo & Son, Inc. 125,033
56,642 Keurig Dr Pepper, Inc. 1,586,542
535 Kimberly-Clark Corporation 53,976
2,433 Kroger Company 152,014
2,714 Lamb Weston Holdings, Inc. 113,690
8,032 Maplebear, Inc.
a
361,279
745 Marzetti Company 122,493
2,404 McCormick & Company, Inc. 163,737
1,767 Molson Coors Beverage Company 82,484
12,995 Monster Beverage Corporation
a
996,327
14,199 PepsiCo, Inc. 2,037,841
15,778 Philip Morris International, Inc. 2,530,791
1,163 Primo Brands Corporation 19,015
43,254 Procter & Gamble Company 6,198,731
3,493 Simply Good Foods Company
a
70,140
2,329 Smithfield Foods, Inc. 52,007
743 Sprouts Farmers Markets, Inc.
a
59,195
24,716 Sysco Corporation 1,821,322
1,448 Turning Point Brands, Inc. 156,963
2,494 Tyson Foods, Inc. 146,198
33,174 Unilever plc ADR 2,169,580
780 Universal Corporation 41,145
1,068 US Foods Holding Corporation
a
80,442
21,537 Vita Coco Company, Inc.
a
1,141,676
232,753 Walmart, Inc. 25,931,012
Total 61,801,300
Energy  0.5%
122,715 Antero Midstream Corporation 2,183,100
8,342 Antero Resources Corporation
a
287,465
11,500 APA Corporation 281,290
3,960 Archrock, Inc. 103,039
28,030 Baker Hughes Company 1,276,486
1,151 Cactus, Inc. 52,578
329 California Resources Corporation 14,710
10,540 Cheniere Energy, Inc. 2,048,871
1,230 Chord Energy Corporation 114,021
118,853 ConocoPhillips 11,125,829
80,481 Devon Energy Corporation 2,948,019
30,316 DHT Holdings, Inc. 370,158
789 Diamondback Energy, Inc. 118,610
2,902 DT Midstream, Inc. 347,311
57,415 Enterprise Products Partners, LP 1,840,725
15,010 EOG Resources, Inc. 1,576,200
2,182 EQT Corporation 116,955
5,109 Expand Energy Corporation 563,829
52,890 Exxon Mobil Corporation 6,364,783
3,061 Gulfport Energy Corporation
a
636,657
44,670 Halliburton Company 1,262,374
8,250 Hess Midstream, LP 284,625
2,943 HF Sinclair Corporation 135,614
100,700 Kinder Morgan, Inc. 2,768,243
2,738 Kodiak Gas Services, Inc. 102,401
6,465 Marathon Petroleum Corporation 1,051,403
2,099 Matador Resources Company 89,082
100 Noble Corporation plc 2,824
2,449 NOV, Inc. 38,278
1,139 Occidental Petroleum Corporation 46,836
581 Oceaneering International, Inc.
a
13,961
3,113 ONEOK, Inc. 228,806
7,878 Ovintiv, Inc. 308,739
11,913 Permian Resources Corporation 167,139
2,404 Phillips 66 310,212

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  27.8% Value
Energy  0.5% - continued
5,946 Range Resources Corporation $ 209,656
640 Ranger Energy Services, Inc. 8,947
1,343 Scorpio Tankers, Inc. 68,265
1,692 SLB, Ltd. 64,939
6,879 SM Energy Company 128,637
3,808 Talos Energy, Inc.
a
41,964
201 Targa Resources Corporation 37,085
33,667 TechnipFMC plc 1,500,202
694 Valero Energy Corporation 112,976
473 Viper Energy, Inc. 18,272
44,474 Williams Companies, Inc. 2,673,332
Total 44,045,448
Financials  3.4%
494 1st Source Corporation 30,870
6,111 Affiliated Managers Group, Inc. 1,761,679
1,766 Affirm Holdings, Inc.
a
131,443
28,319 AGNC Investment Corporation 303,580
11,964 Allstate Corporation 2,490,307
22,759 Ally Financial, Inc. 1,030,755
23,865 Amalgamated Financial
Corporation 764,396
4,561 Amerant Bancorp, Inc. 88,985
41,673 American Express Company 15,416,926
1,074 American Financial Group, Inc. 146,794
13,741 American International Group, Inc. 1,175,543
25,630 Ameriprise Financial, Inc. 12,567,414
696 Ameris Bancorp 51,692
4,996 Annaly Capital Management, Inc. 111,711
16,458 Arch Capital Group, Ltd.
a
1,578,651
8,808 Ares Management Corporation 1,423,637
1,672 Arrow Financial Corporation 52,501
4,368 Artisan Partners Asset
Management, Inc. 177,952
39,933 Associated Banc-Corp 1,028,674
1,496 Assurant, Inc. 360,312
1,323 Assured Guaranty, Ltd. 118,898
4,019 Atlantic Union Bankshares
Corporation 141,871
2,346 Axis Capital Holdings, Ltd. 251,233
133,943 Bank of America Corporation 7,366,865
554 Bank of N.T. Butterfield & Son, Ltd. 27,600
17,584 Bank of New York Mellon
Corporation 2,041,327
1,440 Bank OZK 66,269
1,904 BankFinancial Corporation 22,848
153 BankUnited, Inc. 6,819
1,373 Bankwell Financial Group, Inc. 62,911
1,401 Banner Corporation 87,787
2,189 Bar Harbor Bankshares 67,968
1,174 BCB Bancorp, Inc. 9,474
17,838 Beacon Financial Corporation 470,388
31,149 Berkshire Hathaway, Inc.
a
15,657,045
3,625 BlackRock, Inc. 3,879,982
13,642 Blue Owl Capital, Inc. 203,811
564 Bread Financial Holdings, Inc. 41,753
4,671 Bridgewater Bancshares, Inc.
a
81,883
564 Brown & Brown, Inc. 44,951
704 Burke & Herbert Financial Services
Corporation 43,866
3,356 Business First Bancshares, Inc. 87,726
16,414 Byline Bancorp, Inc. 478,468
567 C&F Financial Corporation 41,158
2,746 Cadence Bank 117,639
285 Camden National Corporation 12,363
Shares Common Stock  27.8% Value
Financials  3.4% - continued
1,667 Capital City Bank Group, Inc. $ 70,964
13,215 Capital One Financial Corporation 3,202,787
14,472 Capitol Federal Financial, Inc. 98,554
1,474 Carlyle Group, Inc. 87,128
223 Cathay General Bancorp 10,791
7,484 Central Pacific Financial
Corporation 233,201
78,162 Charles Schwab Corporation 7,809,165
2,454 ChoiceOne Financial Services, Inc. 72,442
5,819 Chubb, Ltd. 1,816,226
1,183 Cincinnati Financial Corporation 193,208
15,165 Citigroup, Inc. 1,769,604
1,222 Citizens Financial Group, Inc. 71,377
3,460 Civista Bancshares, Inc. 76,881
1,111 CNB Financial Corporation 29,075
6,783 CNO Financial Group, Inc. 288,074
627 Coinbase Global, Inc.
a
141,790
1,173 Colony Bankcorp, Inc. 20,903
4,822 Columbia Banking System, Inc. 134,775
2,327 Commerce Bancshares, Inc. 121,795
195 Community Financial System, Inc. 11,201
10,752 Community Trust Bancorp, Inc. 607,488
1,004 Community West Bancshares 22,590
10,161 ConnectOne Bancorp, Inc. 266,421
990 Cullen/Frost Bankers, Inc. 125,364
8,613 Customers Bancorp, Inc.
a
629,783
2,690 Donnelley Financial Solutions, Inc.
a
125,596
4,711 Dynex Capital, Inc. 66,001
3,020 East West Bancorp, Inc. 339,418
1,678 Eastern Bankshares, Inc. 30,926
2,550 Enact Holdings, Inc. 101,082
5,516 Enova International, Inc.
a
867,115
1,755 Enterprise Financial Services
Corporation 94,770
2,626 Equitable Holdings, Inc. 125,129
4,992 Essent Group, Ltd. 324,530
910 Euronet Worldwide, Inc.
a
69,260
1,490 Evercore, Inc. 506,972
5,148 F.N.B. Corporation 88,031
249 FactSet Research Systems, Inc. 72,257
5,052 Farmers National Banc
Corporation 67,293
812 Federal Agricultural Mortgage
Corporation 142,563
5,913 Federated Hermes, Inc. 307,890
3,007 Fidelity National Information
Services, Inc. 199,845
8,157 Fifth Third Bancorp 381,829
7,674 Financial Institutions, Inc. 239,199
3,872 First American Financial
Corporation 237,896
49,419 First Bancorp/Puerto Rico 1,024,456
1,365 First Bank/Hamilton, NJ 22,468
605 First Citizens BancShares, Inc./NC 1,298,439
6,791 First Financial Bancorp 169,911
829 First Financial Bankshares, Inc. 24,762
3,657 First Financial Corporation 220,956
336 First Hawaiian, Inc. 8,501
9,522 First Horizon Corporation 227,576
986 First Internet Bancorp 20,578
3,227 First Merchants Corporation 120,948
4,733 First Mid-Illinois Bancshares, Inc. 184,587
1,062 FirstCash Holdings, Inc. 169,262
12,692 Fiserv, Inc.
a
852,522
1,691 Flagstar Bank NA 21,290

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  27.8% Value
Financials  3.4% - continued
3,421 Flushing Financial Corporation $ 51,897
1,395 Flywire Corporation
a
19,753
6,279 Franklin Resources, Inc. 150,005
8,160 Fulton Financial Corporation 157,733
6,469 Genworth Financial, Inc.
a
58,415
3,120 Glacier Bancorp, Inc. 137,436
885 Global Life, Inc. 123,776
694 Global Payments, Inc. 53,716
9,864 Great Southern Bancorp, Inc. 607,228
2,028 Hamilton Lane, Inc. 272,381
1,016 Hancock Whitney Corporation 64,699
11,214 Hanmi Financial Corporation 303,114
480 Hanover Insurance Group, Inc. 87,730
6,520 Hartford Insurance Group, Inc. 898,456
1,426 HBT Financial, Inc. 36,862
4,033 Heritage Financial Corporation 95,380
9,738 Hilltop Holdings, Inc. 330,508
614 Home Bancorp, Inc. 35,489
2,184 Home BancShares, Inc. 60,671
8,730 Hometrust Bancshares, Inc. 374,866
4,371 Horizon Bancorp, Inc. 74,132
16,821 Houlihan Lokey, Inc. 2,930,050
4,866 Huntington Bancshares, Inc./OH 84,425
141 Independent Bank Corporation/MA 10,304
6,707 Independent Bank Corporation/MI 218,179
51,201 Intercontinental Exchange, Inc. 8,292,514
40,546 Invesco, Ltd. 1,065,143
119 Jack Henry & Associates, Inc. 21,715
2,444 Jackson Financial, Inc. 260,653
1,173 Jefferies Financial Group, Inc. 72,691
109,792 JPMorgan Chase & Company 35,377,178
12,008 Kearny Financial Corporation/MD 88,979
1,887 KeyCorp 38,948
3,239 Ladder Capital Corporation 35,597
5,750 Lazard, Inc. 279,220
3,548 LendingClub Corporation
a
67,199
3,745 Lincoln National Corporation 166,765
318 Loews Corporation 33,489
2,593 M&T Bank Corporation 522,438
1,045 MarketAxess Holdings, Inc. 189,406
2,399 Marsh & McLennan Companies,
Inc. 445,062
17,664 Mastercard, Inc. 10,084,024
3,081 Mercantile Bank Corporation 148,196
16,433 MetLife, Inc. 1,297,221
73,515 MGIC Investment Corporation 2,148,108
7,761 Moody's Corporation 3,964,707
86,572 Morgan Stanley 15,369,127
5,070 Morningstar, Inc. 1,101,762
457 MSCI, Inc. 262,195
50,219 Nasdaq, Inc. 4,877,771
2,822 National Bank Holdings
Corporation 107,264
4,459 NBT Bancorp, Inc. 185,138
16,091 NMI Holdings, Inc.
a
656,352
526 Northeast Bank 54,667
3,283 Northeast Community Bancorp,
Inc. 74,229
4,093 Northern Trust Corporation 559,063
6,590 Northfield Bancorp, Inc. 75,324
43,750 Northwest Bancshares, Inc. 525,000
12,673 OFG Bancorp 519,340
54,214 Old National Bancorp 1,209,514
31,436 Old Republic International
Corporation 1,434,739
Shares Common Stock  27.8% Value
Financials  3.4% - continued
26,085 Old Second Bancorp, Inc. $ 508,657
6,658 OneMain Holdings, Inc. 449,748
2,724 Orange County Bancorp, Inc. 77,770
2,121 Origin Bancorp, Inc. 79,771
9,495 Orrstown Financial Services, Inc. 336,313
783 Palomar Holdings, Inc.
a
105,517
45 Park National Corporation 6,848
820 Parke Bancorp, Inc. 20,533
1,276 Paymentus Holdings, Inc.
a
40,309
3,074 PCB Bancorp 66,552
2,864 Peoples Bancorp, Inc./OH 86,006
1,518 Peoples Financial Services
Corporation 73,942
4,765 Pinnacle Financial Partners, Inc. 454,629
379 Piper Sandler Companies 128,750
930 PNC Financial Services Group,
Inc. 194,119
9,735 Popular, Inc. 1,212,202
1,426 Principal Financial Group, Inc. 125,787
11,521 Progressive Corporation 2,623,562
1,364 Prosperity Bancshares, Inc. 94,266
2,671 Provident Financial Services, Inc. 52,752
2,258 Prudential Financial, Inc. 254,883
8,856 Radian Group, Inc. 318,727
992 Raymond James Financial, Inc. 159,305
2,804 Regions Financial Corporation 75,988
1,528 Reinsurance Group of America,
Inc. 310,887
1,281 RenaissanceRe Holdings, Ltd. 360,166
496 Renasant Corporation 17,469
15,842 Rithm Capital Corporation 172,678
3,943 RLI Corporation 252,273
120,476 Robinhood Markets, Inc.
a
13,625,836
3,944 S&P Global, Inc. 2,061,095
55,308 SEI Investments Company 4,536,362
691 Selective Insurance Group, Inc. 57,816
331 ServisFirst Bancshares, Inc. 23,762
5,417 Shore Bancshares, Inc. 95,773
860 Sierra Bancorp 28,105
7,217 Simmons First National
Corporation 136,040
3,388 South Plains Financial, Inc. 131,454
2,382 Southern Missouri Bancorp, Inc. 140,824
14,696 SouthState Bank Corporation 1,383,041
1,767 Starwood Property Trust, Inc. 31,824
634 State Street Corporation 81,792
2,590 StepStone Group, Inc. 166,200
9,913 Stifel Financial Corporation 1,241,306
11,957 Stock Yards Bancorp, Inc. 776,607
267 StoneX Group, Inc.
a
25,400
527 Synchrony Financial 43,968
4,153 Synovus Financial Corporation 207,858
333 Texas Capital Bancshares, Inc.
a
30,150
2,659 Third Coast Bancshares, Inc.
a
101,069
20,021 Toast, Inc.
a
710,946
1,681 Tompkins Financial Corporation 121,906
3,886 Towne Bank/Portsmouth, VA 129,676
10,102 TPG RE Finance Trust, Inc. 86,978
1,014 TPG, Inc. 64,734
8,566 Tradeweb Markets, Inc. 921,188
25,876 Triumph Financial, Inc.
a
1,620,614
4,001 U.S. Bancorp 213,493
1,309 UMB Financial Corporation 150,587
1,939 United Bankshares, Inc. 74,458
5,087 United Community Banks, Inc. 158,816

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  27.8% Value
Financials  3.4% - continued
1,430 Unity Bancorp, Inc. $ 73,960
3,098 Univest Financial Corporation 101,428
6,390 Unum Group 495,225
6,145 Valley National Bancorp 71,774
2,822 Virtu Financial, Inc. 94,029
151,628 Visa, Inc. 53,177,456
2,990 Washington Trust Bancorp, Inc. 88,354
3,071 Webster Financial Corporation 193,289
82,222 Wells Fargo & Company 7,663,090
23,074 WesBanco, Inc. 766,980
1,762 Western Alliance Bancorp 148,131
21,430 Western Union Company
b
199,513
230 Willis Towers Watson plc 75,578
2,038 Wintrust Financial Corporation 284,953
7,472 WisdomTree, Inc. 91,084
302 WSFS Financial Corporation 16,682
25,673 Zions Bancorp NA 1,502,897
Total 300,524,623
Health Care  2.6%
4,936 4D Molecular Therapeutics, Inc.
a
37,020
35,059 AbbVie, Inc. 8,010,631
4,725 Adaptive Biotechnologies
Corporation
a
76,734
41,447 ADMA Biologics, Inc.
a
755,993
48,868 Agilent Technologies, Inc. 6,649,469
1,183 Agios Pharmaceuticals, Inc.
a
32,201
1,726 Align Technology, Inc.
a
269,515
871 Alkermes plc
a
24,371
2,506 Alnylam Pharmaceuticals, Inc.
a
996,511
48,970 Amgen, Inc. 16,028,371
9,315 Amneal Pharmaceuticals, Inc.
a
117,369
1,165 ANI Pharmaceuticals, Inc.
a
91,965
1,610 Anika Therapeutics, Inc.
a
15,472
3,710 Arcus Biosciences, Inc.
a
88,409
997 Argenx SE ADR
a
838,427
764 Artivion, Inc.
a
34,846
2,674 Aurinia Pharmaceuticals, Inc.
a
42,650
13,436 Avantor, Inc.
a
153,977
2,063 Azenta, Inc.
a
68,615
1,179 Biogen, Inc.
a
207,492
10,188 BioMarin Pharmaceutical, Inc.
a
605,473
5,681 Bio-Techne Corporation 334,100
83,223 Boston Scientific Corporation
a
7,935,313
6,215 BridgeBio Pharma, Inc.
a
475,385
12,146 Bruker Corporation 572,198
733 Cardinal Health, Inc. 150,632
3,472 CareDx, Inc.
a
65,412
2,815 Cencora, Inc. 950,766
2,547 Charles River Laboratories
International, Inc.
a
508,076
5,749 Cigna Group 1,582,297
10,341 Concentra Group Holdings Parent,
Inc. 203,511
6,684 Cooper Companies, Inc.
a
547,821
633 CorVel Corporation
a
42,835
92,010 Danaher Corporation 21,062,929
93 DaVita, Inc.
a
10,566
5,558 Denali Therapeutics, Inc.
a
91,763
8,603 Dentsply Sirona, Inc. 98,332
16,837 Dexcom, Inc.
a
1,117,472
1,492 Doximity, Inc.
a
66,066
4,005 Dyne Therapeutics, Inc.
a
78,338
2,301 Edwards Lifesciences Corporation
a
196,160
17,515 Elanco Animal Health, Inc.
a
396,364
Shares Common Stock  27.8% Value
Health Care  2.6% - continued
42,594 Eli Lilly & Company $ 45,774,920
4,777 Enanta Pharmaceuticals, Inc.
a
75,333
19,494 Encompass Health Corporation 2,069,093
4,059 Exelixis, Inc.
a
177,906
7,568 Fate Therapeutics, Inc.
a
7,436
9,960 Fortrea Holdings, Inc.
a
171,810
1,507 GE HealthCare Technologies, Inc. 123,604
31,368 Gilead Sciences, Inc. 3,850,108
2,422 Globus Medical, Inc.
a
211,465
19,052 GoodRx Holdings, Inc.
a
51,631
6,666 Guardant Health, Inc.
a
680,865
17,620 HealthEquity, Inc.
a
1,614,168
2,885 Henry Schein, Inc.
a
218,048
174 Humana, Inc. 44,567
3,730 ICON plc
a
679,681
625 ICU Medical, Inc.
a
89,169
8,288 IDEXX Laboratories, Inc.
a
5,607,081
5,145 Illumina, Inc.
a
674,818
12,590 Incyte Corporation
a
1,243,514
7,826 Indivior plc
a
280,797
72 Insmed, Inc.
a
12,531
1,552 Inspire Medical Systems, Inc.
a
143,141
5,132 Insulet Corporation
a
1,458,720
39,443 Intuitive Surgical, Inc.
a
22,338,937
1,703 Ionis Pharmaceuticals, Inc.
a
134,724
1,220 IQVIA Holding, Inc.
a
275,000
1,130 Jazz Pharmaceuticals, Inc.
a
192,100
27,246 Johnson & Johnson 5,638,560
6,467 Labcorp Holdings, Inc. 1,622,441
7,765 LeMaitre Vascular, Inc. 629,742
5,571 Medpace Holdings, Inc.
a
3,128,952
96,555 Medtronic plc 9,275,073
29,080 Merck & Company, Inc. 3,060,961
11,418 Merit Medical Systems, Inc.
a
1,006,383
471 Mettler-Toledo International, Inc.
a
656,664
4,357 Mirum Pharmaceuticals, Inc.
a
344,159
3,107 Myriad Genetics, Inc.
a
19,108
5,259 Natera, Inc.
a
1,204,784
6,286 Neurocrine Biosciences, Inc.
a
891,543
679 Option Care Health, Inc.
a
21,633
6,735 Penumbra, Inc.
a
2,093,979
49,260 Pfizer, Inc. 1,226,574
1,129 Prestige Consumer Healthcare,
Inc.
a
69,648
4,059 Progyny, Inc.
a
104,235
2,244 QIAGEN NV 100,913
189 Quest Diagnostics, Inc. 32,797
3,405 REGENXBIO, Inc.
a
49,032
9,587 Repligen Corporation
a
1,570,926
185 ResMed, Inc. 44,561
821 Revvity, Inc. 79,432
35,544 Royalty Pharma plc 1,373,420
28,128 Sanofi SA ADR 1,363,083
2,003 Sotera Health Company
a
35,333
26,306 STERIS plc 6,669,097
26,606 Stevanato Group SPA 535,313
13,179 Stryker Corporation 4,632,023
3,633 Teleflex, Inc. 443,371
2,761 Tenet Healthcare Corporation
a
548,666
5,811 Thermo Fisher Scientific, Inc. 3,367,184
24,481 Twist Bioscience Corporation
a
776,537
5,233 UFP Technologies, Inc.
a
1,161,883
638 United Therapeutics Corporation
a
310,866
4,044 UnitedHealth Group, Inc. 1,334,965
1,341 Universal Health Services, Inc. 292,365

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  27.8% Value
Health Care  2.6% - continued
2,003 Vaxcyte, Inc.
a
$ 92,418
4,949 Veeva Systems, Inc.
a
1,104,765
15,496 Vericel Corporation
a
558,011
10,638 Vertex Pharmaceuticals, Inc.
a
4,822,844
49,841 Viatris, Inc. 620,520
76 Waters Corporation
a
28,867
25,684 Waystar Holding Corporation
a
841,151
5,872 West Pharmaceutical Services,
Inc. 1,615,622
5,674 Xencor, Inc.
a
86,869
1,557 Xenon Pharmaceuticals, Inc.
a
69,785
17,166 Zimmer Biomet Holdings, Inc. 1,543,567
20,462 Zoetis, Inc. 2,574,529
Total 229,508,168
Industrials  2.2%
4,086 A.O. Smith Corporation 273,272
2,873 Acuity, Inc. 1,034,395
13,257 Advanced Drainage Systems, Inc. 1,920,011
714 AECOM 68,066
393 AGCO Corporation 40,998
883 Alaska Air Group, Inc.
a
44,415
32,688 Alight, Inc. 63,742
2,790 Allegheny Technologies, Inc.
a
320,180
2,936 Allegion plc 467,470
2,026 Allison Transmission Holdings, Inc. 198,345
26,237 Amentum Holdings, Inc.
a
760,873
29,031 AMETEK, Inc. 5,960,355
3,493 API Group Corporation
a
133,642
3,582 Applied Industrial Technologies,
Inc. 919,750
1,356 Arcosa, Inc. 144,170
3,383 Armstrong World Industries, Inc. 646,491
18,489 Atmus Filtration Technologies, Inc. 959,764
24,949 Automatic Data Processing, Inc. 6,417,631
1,987 Axon Enterprise, Inc.
a
1,128,477
443 AZZ, Inc. 47,481
2,173 Badger Infrastructure Solutions,
Ltd. 115,778
22,552 Barrett Business Services, Inc. 816,608
3,619 Brady Corporation 283,621
148 Brink's Company 17,276
208 Broadridge Financial Solutions,
Inc. 46,419
19,976 BWX Technologies, Inc. 3,452,652
7,171 Casella Waste Systems, Inc.
a
702,328
39,527 Caterpillar, Inc. 22,643,832
15,161 CECO Environmental Corporation
a
907,386
6,265 Cintas Corporation 1,178,259
5,323 Clean Harbors, Inc.
a
1,248,137
107,782 CNH Industrial NV 993,750
22,494 Copart, Inc.
a
880,640
4,139 CRA International, Inc. 830,677
2,789 CSW Industrials, Inc. 818,655
230,008 CSX Corporation 8,337,790
770 Cummins, Inc. 393,046
3,125 Curtiss-Wright Corporation 1,722,719
36,701 Delta Air Lines, Inc. 2,547,049
6,397 DNOW, Inc.
a
84,760
1,706 Donaldson Company, Inc. 151,254
184 Dycom Industries, Inc.
a
62,174
2,897 EMCOR Group, Inc. 1,772,356
2,766 Energy Recovery, Inc.
a
37,313
20,743 Enerpac Tool Group Corporation 793,212
2,016 EnerSys 295,848
Shares Common Stock  27.8% Value
Industrials  2.2% - continued
5,483 EnPro, Inc. $ 1,174,075
4,134 ExlService Holdings, Inc.
a
175,447
2,253 Expeditors International of
Washington, Inc. 335,720
467,244 Fastenal Company 18,750,502
9,488 Federal Signal Corporation 1,030,302
8,588 Ferguson Enterprises, Inc. 1,911,946
30,465 Flowserve Corporation 2,113,662
910 Fortive Corporation 50,241
3,988 Fortune Brands Innovations, Inc. 199,480
2,177 Gates Industrial Corporation plc
a
46,740
745 Generac Holdings, Inc.
a
101,596
6,798 General Dynamics Corporation 2,288,615
13,735 General Electric Company 4,230,792
2,993 Genpact, Ltd. 140,013
10,547 Graco, Inc. 864,538
17,281 Great Lakes Dredge & Dock
Corporation
a
226,727
829 Griffon Corporation 61,056
1,982 Helios Technologies, Inc. 106,017
20,333 Hexcel Corporation 1,502,609
1,473 HNI Corporation 61,925
9,573 Honeywell International, Inc. 1,867,597
10,958 Howmet Aerospace, Inc. 2,246,609
95 Hubbell, Inc. 42,190
4,665 Hudson Technologies, Inc.
a
31,955
276 Huntington Ingalls Industries, Inc. 93,859
7,528 Huron Consulting Group, Inc.
a
1,301,666
1,222 ICF International, Inc. 104,237
954 IDEX Corporation 169,755
276 IES Holdings, Inc.
a
107,370
1,537 Ingersoll Rand, Inc. 121,761
455 Insteel Industries, Inc. 14,410
3,640 ITT Corporation 631,576
8,131 Jacobs Solutions, Inc. 1,077,032
7,381 JB Hunt Transport Services, Inc. 1,434,424
27 Johnson Controls International plc 3,233
2,022 Kirby Corporation
a
222,784
947 Knight-Swift Transportation
Holdings, Inc. 49,509
2,139 Korn Ferry 141,217
6,252 L3Harris Technologies, Inc. 1,835,400
1,948 Leidos Holdings, Inc. 351,419
9,981 Limbach Holdings, Inc.
a
777,021
1,340 Lincoln Electric Holdings, Inc. 321,118
842 LSI Industries, Inc. 15,425
3,008 Lyft, Inc.
a
58,265
34,709 Masco Corporation 2,202,633
379 MasTec, Inc.
a
82,383
798 Maximus, Inc. 68,883
2,432 McGrath RentCorp 255,190
1,778 Middleby Corporation
a
264,335
5,422 Modine Manufacturing Company
a
723,891
5,419 Moog, Inc. 1,319,797
1,769 Mueller Industries, Inc. 203,081
35,176 Mueller Water Products, Inc. 837,892
4,345 Nextpower, Inc.
a
378,493
100 Nordson Corporation 24,043
46,430 NPK International, Inc.
a
553,446
16,947 nVent Electric plc 1,728,086
6,220 Old Dominion Freight Line, Inc. 975,296
1,448 Oshkosh Corporation 181,912
12,618 Otis Worldwide Corporation 1,102,182
1,150 Owens Corning, Inc. 128,696
25,631 Parker-Hannifin Corporation 22,528,624

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  27.8% Value
Industrials  2.2% - continued
1,272 Paychex, Inc. $ 142,693
295 Paylocity Holding Corporation
a
44,987
6,707 Pentair plc 698,467
3,118 Quanta Services, Inc. 1,315,983
3,189 RBC Bearings, Inc.
a
1,430,043
403 Regal Rexnord Corporation 56,549
8,408 Republic Services, Inc. 1,781,907
5,527 Robert Half, Inc. 150,113
7,404 Rockwell Automation, Inc. 2,880,674
131 Ryder System, Inc. 25,072
1,347 Science Applications International
Corporation 135,589
4,365 Sensata Technologies Holding plc 145,311
434 SkyWest, Inc.
a
43,578
5,326 Southwest Airlines Company 220,124
634 SPX Technologies, Inc.
a
126,838
1,180 SS&C Technologies Holdings, Inc. 103,156
4,431 Stanley Black & Decker, Inc. 329,135
2,294 Sterling Construction Company,
Inc.
a
702,492
1,209 Textron, Inc. 105,389
4,017 Timken Company 337,950
3,156 Toro Company 248,440
3,096 Trane Technologies plc 1,204,963
11,261 TransUnion 965,631
1,289 Trex Company, Inc.
a
45,218
132,612 Uber Technologies, Inc.
a
10,835,727
1,379 UL Solutions, Inc. 108,748
926 UniFirst Corporation/MA 178,625
11,344 Union Pacific Corporation 2,624,094
1,627 United Airlines Holdings, Inc.
a
181,931
672 United Rentals, Inc. 543,863
4,025 Upwork, Inc.
a
79,775
22,249 Veralto Corporation 2,220,005
15,518 Verisk Analytics, Inc. 3,471,221
4,355 Verra Mobility Corporation
a
97,596
7,278 Vertiv Holdings Company 1,179,109
1,037 Wabtec Corporation 221,348
5,585 Waste Management, Inc. 1,227,080
3,162 WESCO International, Inc. 773,552
9,289 Xylem, Inc. 1,264,976
4,166 Zurn Elkay Water Solutions
Corporation 193,677
Total 193,075,394
Information Technology  10.2%
8,747 Adobe, Inc.
a
3,061,363
61,051 Advanced Micro Devices, Inc.
a
13,074,682
9,777 Agilysys, Inc.
a
1,161,899
2,738 Akamai Technologies, Inc.
a
238,890
1,804 Ambarella, Inc.
a
127,795
5,065 Amkor Technology, Inc. 199,966
86,463 Amphenol Corporation 11,684,610
13,325 Analog Devices, Inc. 3,613,740
531,002 Apple, Inc. 144,358,204
15,059 Applied Materials, Inc. 3,870,012
23,686 AppLovin Corporation
a
15,960,101
50,668 Arista Networks, Inc.
a
6,639,028
518 Arrow Electronics, Inc.
a
57,073
5,618 ASGN, Inc.
a
270,619
230 Astera Labs, Inc.
a
38,263
28,579 Autodesk, Inc.
a
8,459,670
7,047 Bel Fuse, Inc. 1,195,383
1,292 Blackbaud, Inc.
a
81,809
7,640 BlackLine, Inc.
a
422,416
Shares Common Stock  27.8% Value
Information Technology  10.2% - continued
206,794 Broadcom, Inc. $ 71,571,403
7,333 Cadence Design Systems, Inc.
a
2,292,149
284 Calix, Inc.
a
15,032
389 Ciena Corporation
a
90,975
2,315 Cirrus Logic, Inc.
a
274,327
35,376 Cisco Systems, Inc. 2,725,013
3,413 Cloudflare, Inc.
a
672,873
25,236 Cognex Corporation 907,991
2,281 Cognizant Technology Solutions
Corporation 189,323
5,897 Coherent Corporation
a
1,088,409
8,119 CommScope Holding Company,
Inc.
a
147,197
719 CommVault Systems, Inc.
a
90,134
44,950 CompoSecure, Inc.
a
866,636
4,789 Corning, Inc. 419,325
1,909 Crane NXT Company 89,857
185 Credo Technology Group Holding,
Ltd.
a
26,620
170 CTS Corporation 7,288
2,509 CyberArk Software, Ltd.
a
1,119,165
2,276 Datadog, Inc.
a
309,513
16,253 DigitalOcean Holdings, Inc.
a
782,094
4,154 DocuSign, Inc.
a
284,134
1,939 Dolby Laboratories, Inc. 124,523
13,048 Dropbox, Inc.
a
362,734
26,933 Dynatrace Holdings, LLC
a
1,167,276
5,719 Enphase Energy, Inc.
a
183,294
1,221 EPAM Systems, Inc.
a
250,158
1,053 F5, Inc.
a
268,789
3,669 Fabrinet
a
1,670,422
165 First Solar, Inc.
a
43,103
15,810 Flex, Ltd.
a
955,240
71,706 Fortinet, Inc.
a
5,694,173
1,104 Freshworks, Inc.
a
13,524
2,890 Gen Digital, Inc. 78,579
15,329 Gitlab, Inc.
a
575,297
5,505 GoDaddy, Inc.
a
683,060
11,648 Guidewire Software, Inc.
a
2,341,364
10,186 Hewlett Packard Enterprise
Company 244,668
28,767 I3 Verticals, Inc.
a
724,641
4,674 Impinj, Inc.
a
813,323
1,468 InterDigital, Inc. 467,382
48,733 International Business Machines
Corporation 14,435,202
61 Itron, Inc.
a
5,664
45,084 JFrog, Ltd.
a
2,815,947
8,994 Keysight Technologies, Inc.
a
1,827,491
2,134 KLA Corporation 2,592,981
4,386 Knowles Corporation
a
93,992
38,486 Lam Research Corporation 6,588,033
27,334 Lattice Semiconductor
Corporation
a
2,011,236
517 Littelfuse, Inc. 130,760
350 Lumentum Holdings, Inc.
a
129,006
235 MACOM Technology Solutions
Holdings, Inc.
a
40,251
387 Manhattan Associates, Inc.
a
67,071
11,379 Marvell Technology, Inc. 966,987
1,866 Microchip Technology, Inc. 118,902
37,653 Micron Technology, Inc. 10,746,543
338,518 Microsoft Corporation 163,714,075
2,038 MKS, Inc. 325,672
4,869 Monday.com, Ltd.
a
718,470

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  27.8% Value
Information Technology  10.2% - continued
253 MongoDB, Inc.
a
$ 106,182
3,346 Monolithic Power Systems, Inc. 3,032,681
13,468 Motorola Solutions, Inc. 5,162,554
9,502 Napco Security Technologies, Inc. 396,233
9,225 NetApp, Inc. 987,905
51,652 Nokia Oyj ADR 334,188
4,196 Novanta, Inc.
a
499,282
1,172,617 NVIDIA Corporation 218,693,071
5,301 NXP Semiconductors NV 1,150,635
1,482 ON Semiconductor Corporation
a
80,250
7,890 Onto Innovation, Inc.
a
1,245,515
83,848 Oracle Corporation 16,342,814
110,437 Palantir Technologies, Inc.
a
19,630,177
17,544 Pegasystems, Inc. 1,047,728
577 Plexus Corporation
a
84,819
3,512 PTC, Inc.
a
611,826
450 Q2 Holdings, Inc.
a
32,472
1,209 Qnity Electronics, Inc. 98,715
34,970 Qualcomm, Inc. 5,981,619
7,387 Rambus, Inc.
a
678,791
451 Rapid7, Inc.
a
6,855
218 Roper Industries, Inc. 97,038
9,102 Salesforce, Inc. 2,411,211
37,673 Samsung Electronics Company,
Ltd. 3,157,559
618 SanDisk Corporation/DE
a
146,701
285 Sanmina Corporation
a
42,770
146,650 ServiceNow, Inc.
a
22,465,314
109,641 Shopify, Inc.
a
17,648,912
7,033 Silicon Laboratories, Inc.
a
919,213
5,711 Skyworks Solutions, Inc. 362,135
5,255 Snowflake, Inc.
a
1,152,737
11,673 Sprout Social, Inc.
a
131,555
2,106 Synopsys, Inc.
a
989,230
71,702 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 21,789,521
14,138 TD SYNNEX Corporation 2,123,952
13,248 TE Connectivity plc 3,014,052
621 Teledyne Technologies, Inc.
a
317,163
1,939 Tenable Holdings, Inc.
a
45,625
13,673 Teradyne, Inc. 2,646,546
18,914 Texas Instruments, Inc. 3,281,390
27,636 Trimble, Inc.
a
2,165,281
7,503 TTM Technologies, Inc.
a
517,707
147 Twilio, Inc.
a
20,909
2,836 Tyler Technologies, Inc.
a
1,287,402
4,189 Unity Software, Inc.
a
185,028
1,488 Varonis Systems, Inc.
a
48,806
9,052 VeriSign, Inc. 2,199,183
51,182 Vontier Corporation 1,902,947
14,664 Western Digital Corporation 2,526,167
3,186 Zebra Technologies Corporation
a
773,625
1,575 Zoom Communications, Inc.
a
135,907
289 Zscaler, Inc.
a
65,002
Total 893,249,714
Materials  0.4%
176 Air Products and Chemicals, Inc. 43,475
1,746 Albemarle Corporation 246,954
5,097 Alcoa Corporation 270,855
63,690 Amcor plc 531,175
1,162 AngloGold Ashanti plc 99,095
1,612 AptarGroup, Inc. 196,600
2,104 Ashland, Inc. 123,442
Shares Common Stock  27.8% Value
Materials  0.4% - continued
1,942 Avery Dennison Corporation $ 353,211
5,295 Avient Corporation 165,416
23,205 Axalta Coating Systems, Ltd.
a
749,754
4,431 Balchem Corporation 679,538
4,212 Ball Corporation 223,110
585 Celanese Corporation 24,734
67,433 CF Industries Holdings, Inc. 5,215,268
7,191 Coeur Mining, Inc.
a
128,216
2,443 Commercial Metals Company 169,104
31,250 Constellium SE
a
589,062
4,541 Corteva, Inc. 304,383
12,178 Crown Holdings, Inc. 1,253,969
5,531 DuPont de Nemours, Inc. 222,346
8,621 Eastman Chemical Company 550,278
23,043 Ecolab, Inc. 6,049,248
15,722 Element Solutions, Inc. 392,893
36,992 Freeport-McMoRan, Inc. 1,878,824
2,788 Greif, Inc. 188,748
5,646 Hecla Mining Company 108,347
20,647 Huntsman Corporation 206,470
1,855 Ingevity Corporation
a
109,779
739 International Flavors & Fragrances,
Inc. 49,801
14,952 Ivanhoe Mines, Ltd.
a
170,049
1,259 Kaiser Aluminum Corporation 144,609
15,333 Linde plc 6,537,838
809 Louisiana-Pacific Corporation 65,335
1,947 Martin Marietta Materials, Inc. 1,212,319
1,698 Minerals Technologies, Inc. 103,493
13,738 Mosaic Company 330,948
67 NewMarket Corporation 46,046
29,219 Newmont Corporation 2,917,517
13,354 Nucor Corporation 2,178,171
2,803 O-I Glass, Inc.
a
41,372
14,015 Orion SA 73,999
8,124 Packaging Corporation of America 1,675,413
2,098 PPG Industries, Inc. 214,961
149 Reliance, Inc. 43,042
1,545 Royal Gold, Inc. 343,438
1,938 Scotts Miracle-Gro Company 113,082
1,163 Sensient Technologies Corporation 109,264
4,064 Smurfit WestRock plc 157,155
13,299 Solstice Advanced Materials, Inc.
a
646,065
3,071 Sonoco Products Company 134,018
3,200 Steel Dynamics, Inc. 542,240
1,007 Stepan Company 47,692
1,238 Vulcan Materials Company 353,102
Total 39,325,263
Real Estate  0.4%
1,447 Agree Realty Corporation 104,227
2,953 Alpine Income Property Trust, Inc. 49,374
5,713 Americold Realty Trust, Inc. 73,469
2,449 AvalonBay Communities, Inc. 444,028
15,738 Brixmor Property Group, Inc. 412,650
1,495 Broadstone Net Lease, Inc. 25,968
2,581 CareTrust REIT, Inc. 93,329
25,398 CBRE Group, Inc.
a
4,083,744
6,455 Colliers International Group, Inc. 948,950
3,376 Compass, Inc.
a
35,684
11,922 CoStar Group, Inc.
a
801,635
10,854 Cousins Properties, Inc. 279,816
17,990 Crown Castle, Inc. 1,598,771
5,795 Curbline Properties Corporation 134,502
2,128 Cushman & Wakefield, Ltd.
a
34,452

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  27.8% Value
Real Estate  0.4% - continued
2,032 Digital Realty Trust, Inc. $ 314,371
15,889 Easterly Government Properties,
Inc. 336,688
22,255 EPR Properties 1,110,524
1,280 Equity Lifestyle Properties, Inc. 77,581
160,176 Essential Properties Realty Trust,
Inc. 4,750,820
270 Essex Property Trust, Inc. 70,654
1,694 Extra Space Storage, Inc. 220,593
997 Federal Realty Investment Trust 100,498
10,638 First Industrial Realty Trust, Inc. 609,238
6,655 Getty Realty Corporation 182,147
1,075 Global Net Lease, Inc. 9,245
63,686 Healthcare Realty Trust, Inc. 1,079,478
126,203 Host Hotels & Resorts, Inc. 2,237,579
684 Howard Hughes Holdings, Inc.
a
54,563
13,661 Independence Realty Trust, Inc. 238,794
46,270 Industrial Logistics Properties Trust 256,336
20,484 Innovative Industrial Properties,
Inc. 970,122
10,923 InvenTrust Properties Corporation 308,138
3,661 Iron Mountain, Inc. 303,680
3,195 Jones Lang LaSalle, Inc.
a
1,075,022
2,857 Kimco Realty Corporation 57,911
183 Lamar Advertising Company 23,164
6,035 Macerich Company 111,406
6,098 Medical Properties Trust, Inc. 30,490
110,216 Millrose Properties, Inc. 3,292,152
345 National Health Investors, Inc. 26,348
8,246 NetSTREIT Corporation 145,459
804 NNN REIT, Inc. 31,863
615 Omega Healthcare Investors, Inc. 27,269
27,407 Outfront Media, Inc. 660,509
13,102 Park Hotels & Resorts, Inc. 137,047
4,538 Peakstone Realty Trust 65,120
11,949 Pebblebrook Hotel Trust 135,263
2,748 Postal Realty Trust, Inc. 44,353
859 RE/MAX Holdings, Inc.
a
6,520
1,101 Regency Centers Corporation 76,002
2,395 Rexford Industrial Realty, Inc. 92,734
14,708 RLJ Lodging Trust 109,575
773 Ryman Hospitality Properties 73,141
73,586 Sabra Health Care REIT, Inc. 1,393,719
21,638 Safehold, Inc. 296,224
1,234 SBA Communications Corporation 238,693
59,886 Sila Realty Trust, Inc. 1,395,943
169 Simon Property Group, Inc. 31,284
9,908 STAG Industrial, Inc. 364,218
12,193 Summit Hotel Properties, Inc. 59,380
129,509 Tanger, Inc. 4,321,715
12,081 Terreno Realty Corporation 709,276
1,163 Ventas, Inc. 89,993
2,799 VICI Properties, Inc. 78,708
3,249 Xenia Hotels & Resorts, Inc. 45,941
840 Zillow Group, Inc., Class A
a
57,313
2,805 Zillow Group, Inc., Class C
a
191,357
Total 37,846,760
Utilities  0.4%
117,737 AES Corporation 1,688,349
3,892 Alliant Energy Corporation 253,019
3,802 American States Water Company 275,569
1,824 American Water Works Company,
Inc. 238,032
751 Artesian Resources Corporation 23,739
Shares Common Stock  27.8% Value
Utilities  0.4% - continued
971 Avista Corporation $ 37,422
4,419 Black Hills Corporation 306,767
466 California Water Service Group 20,192
6,696 CenterPoint Energy, Inc. 256,725
10,133 Clearway Energy, Inc., Class A 318,379
11,034 Clearway Energy, Inc., Class C 366,991
749 Consolidated Edison, Inc. 74,391
4,687 Constellation Energy Corporation 1,655,776
308 DTE Energy Company 39,726
16,883 Duke Energy Corporation 1,978,856
94,944 Edison International 5,698,539
27,177 Entergy Corporation 2,511,970
12,846 Evergy, Inc. 931,206
5,282 Eversource Energy 355,637
6,524 Exelon Corporation 284,381
2,950 FirstEnergy Corporation 132,071
1,343 Middlesex Water Company 67,714
771 National Fuel Gas Company 61,726
9,964 New Jersey Resources
Corporation 459,540
6,106 NiSource, Inc. 254,987
1,050 Northwestern Energy Group, Inc. 67,767
213 OGE Energy Corporation 9,095
2,001 Otter Tail Corporation 161,701
119,382 PG&E Corporation 1,918,469
898 Pinnacle West Capital Corporation 79,653
94,334 Portland General Electric
Company 4,527,089
1,412 Spire, Inc. 116,772
187,454 UGI Corporation 7,016,403
2,844 Unitil Corporation 137,763
14,840 Vistra Energy Corporation 2,394,137
4,368 XPLR Infrastructure, LP
a
43,680
Total 34,764,233
Total Common Stock
(cost $1,501,657,939) 2,440,784,506
Principal
Amount Long-Term Fixed Income 18.5% Value
Asset-Backed Securities  0.5%
Access Group, Inc.
$ 56,256
4.489%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
56,241
ALLO Issuer, LLC
2,600,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
2,629,688
Balboa Bay Loan Funding, Ltd.
2,000,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
1,997,040
1,750,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
1,750,772
Barings CLO, Ltd.
2,150,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
2,150,826
Battalion CLO XIV, Ltd.
1,300,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
1,299,960

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Asset-Backed Securities  0.5% - continued
CarVal CLO I, Ltd.
$ 1,700,000
5.744%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
$ 1,701,185
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,574,948
Commonbond Student Loan Trust
72,372
4.346%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
71,627
Foundation Finance Trust
569,075
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
543,111
Hertz Vehicle Financing III, LLC
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
1,368,867
Hotwire Funding, LLC
2,200,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
2,237,469
HTAP Issuer Trust
1,596,457
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
1,594,828
Laurel Road Prime Student Loan
Trust
715,430
5.990%,  11/25/2043, Ser.
2018-D, Class A
c,d
683,634
LCM 41, Ltd.
1,000,000
5.905%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
998,487
MFA Trust
1,407,761
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
1,409,731
National Collegiate Trust
387,229
4.401%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
379,508
Oak Street Investment
1,798,285
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
1,635,396
Palmer Square Loan Funding, Ltd.
1,300,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
1,287,064
Point Securitization Trust
2,324,520
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
2,321,742
PRET, LLC
2,871,048
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
2,879,048
1,173,701
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
1,179,429
PRPM, LLC
1,920,951
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,e
1,922,495
Renaissance Home Equity Loan
Trust
3,418,209
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
1,041,276
Principal
Amount Long-Term Fixed Income  18.5% Value
Asset-Backed Securities  0.5% - continued
Saxon Asset Securities Trust
$ 1,204,048
2.825%,  8/25/2035, Ser.
2004-2, Class MF2
d
$ 1,100,854
Shentel Issuer, LLC
1,500,000
5.640%,  12/20/2055, Ser.
2025-1A, Class A2
c
1,513,570
Sunnova Hestia II Issuer, LLC
1,986,665
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
1,973,569
Unlock HEA Trust
1,427,318
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,426,014
1,797,766
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
1,799,979
VOLT CVI, LLC
1,060,542
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
1,062,992
VOLT XCIX, LLC
207,606
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
207,455
Total 43,798,805
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
278,000 8.625%,  6/15/2029
c
293,060
Alumina, Pty. Ltd.
300,000 6.125%,  3/15/2030
c
309,872
Avient Corporation
166,000 6.250%,  11/1/2031
c
170,624
Axalta Coating Systems Dutch
Holding B BV
230,000 7.250%,  2/15/2031
c
242,562
Carpenter Technology Corporation
133,000 5.625%,  3/1/2034
c
135,091
Cascades, Inc./Cascades USA,
Inc.
308,000 6.750%,  7/15/2030
c
319,935
Celanese US Holdings, LLC
145,000 6.850%,  11/15/2028 151,691
131,000 6.500%,  4/15/2030
b
131,655
159,000 6.629%,  7/15/2032 165,459
218,000 6.750%,  4/15/2033 216,856
Cerdia Finanz GmbH
323,000 9.375%,  10/3/2031
c
333,901
Chemours Company
560,000 4.625%,  11/15/2029
c
506,368
Cleveland-Cliffs, Inc.
290,000 4.625%,  3/1/2029
c
285,542
219,000 6.875%,  11/1/2029
c
226,821
350,000 4.875%,  3/1/2031
c
335,826
129,000 7.375%,  5/1/2033
c
134,164
162,000 6.250%,  10/1/2040 140,628
CVR Partners, LP/CVR Nitrogen
Finance Corporation
329,000 6.125%,  6/15/2028
c
329,894
Eastman Chemical Company
590,000 5.000%,  8/1/2029 601,935
First Quantum Minerals, Ltd.
132,000 9.375%,  3/1/2029
c
138,998

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Basic Materials  0.1% - continued
$ 262,000 8.625%,  6/1/2031
c
$ 275,714
Fortescue Treasury, Pty. Ltd.
101,000 4.500%,  9/15/2027
c
100,749
81,000 5.875%,  4/15/2030
c
83,297
168,000 6.125%,  4/15/2032
c
175,305
Hecla Mining Company
122,000 7.250%,  2/15/2028 122,768
INEOS Finance plc
488,000 7.500%,  4/15/2029
b,c
423,916
LYB International Finance III, LLC
118,000 5.125%,  1/15/2031 118,438
Magnera Corporation
244,000 7.250%,  11/15/2031
c
239,525
Mercer International, Inc.
192,000 5.125%,  2/1/2029
b
122,453
Methanex Corporation
160,000 5.250%,  12/15/2029 161,460
96,000 5.650%,  12/1/2044 85,818
Methanex US Operations, Inc.
173,000 6.250%,  3/15/2032
c
178,133
Mineral Resources, Ltd.
264,000 9.250%,  10/1/2028
c
277,068
114,000 8.500%,  5/1/2030
c
118,553
71,000 7.000%,  4/1/2031
c
74,039
Mosaic Company
752,000 4.600%,  11/15/2030 753,485
Novelis Corporation
171,000 4.750%,  1/30/2030
c
165,186
200,000 3.875%,  8/15/2031
c
182,293
Olin Corporation
183,000 6.625%,  4/1/2033
c
181,622
Olympus Water US Holding
Corporation
170,000 7.250%,  2/15/2033
c
170,840
Qnity Electronics, Inc.
442,000 5.750%,  8/15/2032
c
451,921
Smurfit Kappa Treasury, ULC
627,000 5.777%,  4/3/2054 629,912
SNF Group SACA
508,000 3.375%,  3/15/2030
c
474,712
Solstice Advanced Materials, Inc.
177,000 5.625%,  9/30/2033
c
178,557
Steel Dynamics, Inc.
293,000 5.250%,  5/15/2035 299,643
SunCoke Energy, Inc.
261,000 4.875%,  6/30/2029
c
242,344
Taseko Mines, Ltd.
332,000 8.250%,  5/1/2030
c
352,662
WR Grace Holdings, LLC
262,000 6.625%,  8/15/2032
c
265,346
Total 12,076,641
Capital Goods  0.3%
Advanced Drainage Systems, Inc.
333,000 6.375%,  6/15/2030
c
340,516
AECOM
352,000 6.000%,  8/1/2033
c
360,751
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
175,000 7.000%,  5/21/2030
c
182,649
Principal
Amount Long-Term Fixed Income  18.5% Value
Capital Goods  0.3% - continued
Amphenol Corporation
$ 679,000 5.300%,  11/15/2055 $ 648,658
Amrize Finance US, LLC
384,000 5.400%,  4/7/2035 395,998
Amsted Industries, Inc.
373,000 6.375%,  3/15/2033
c
384,185
AptarGroup, Inc.
183,000 4.750%,  3/30/2031 184,292
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
111,000 6.250%,  1/30/2031
c
113,528
ATI, Inc.
265,000 7.250%,  8/15/2030 279,966
Axon Enterprise, Inc.
161,000 6.125%,  3/15/2030
c
166,207
161,000 6.250%,  3/15/2033
c
167,493
BAE Systems plc
250,000 5.500%,  3/26/2054
c
250,444
300,000 5.250%,  3/26/2031
c
311,787
Ball Corporation
201,000 3.125%,  9/15/2031 184,983
Boeing Company
438,000 5.040%,  5/1/2027 442,484
377,000 6.259%,  5/1/2027 386,808
444,000 6.388%,  5/1/2031 481,826
733,000 5.705%,  5/1/2040 748,230
Bombardier, Inc.
127,000 6.000%,  2/15/2028
c
127,379
159,000 7.250%,  7/1/2031
c
169,438
465,000 7.000%,  6/1/2032
c
491,338
89,000 6.750%,  6/15/2033
c
94,072
180,000 7.450%,  5/1/2034
c
201,628
Brundage-Bone Concrete
Pumping Holdings, Inc.
372,000 7.500%,  2/1/2032
c
379,633
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
c
329,032
92,000 4.250%,  2/1/2032
c
87,603
81,000 6.375%,  3/1/2034
c
83,748
175,000 6.750%,  5/15/2035
c
182,965
Canpack SA/Canpack US, LLC
408,000 3.875%,  11/15/2029
c
390,361
Chart Industries, Inc.
192,000 7.500%,  1/1/2030
c
200,111
Clean Harbors, Inc.
159,000 6.375%,  2/1/2031
c
163,631
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
c
69,187
313,000 6.875%,  1/15/2030
c
320,825
79,000 8.750%,  4/15/2030
c
80,318
174,000 6.750%,  4/15/2032
c
178,920
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
510,000 6.625%,  12/15/2030
c
531,171
EquipmentShare.com, Inc.
254,000 9.000%,  5/15/2028
c
263,952
180,000 8.625%,  5/15/2032
c
190,129
ESAB Corporation
132,000 6.250%,  4/15/2029
c
135,725

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Capital Goods  0.3% - continued
GFL Environmental, Inc.
$ 415,000 4.000%,  8/1/2028
c
$ 409,356
Herc Holdings, Inc.
265,000 6.625%,  6/15/2029
c
275,096
222,000 7.000%,  6/15/2030
c
233,639
45,000 5.750%,  3/15/2031
c
45,668
237,000 7.250%,  6/15/2033
b,c
251,311
45,000 6.000%,  3/15/2034
c
45,600
Howmet Aerospace, Inc.
151,000 4.550%,  11/15/2032 151,673
Lockheed Martin Corporation
374,000 6.150%,  9/1/2036 416,114
Martin Marietta Materials, Inc.
326,000 5.150%,  12/1/2034 332,619
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
c
278,121
Nesco Holdings II, Inc.
136,000 5.500%,  4/15/2029
c
133,968
New Enterprise Stone and Lime
Company, Inc.
387,000 5.250%,  7/15/2028
c
386,676
Nordson Corporation
615,000 5.600%,  9/15/2028 636,725
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 979,539
OI European Group BV
352,000 4.750%,  2/15/2030
c
340,601
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
c
272,966
133,000 7.375%,  6/1/2032
b,c
134,930
Quikrete Holdings, Inc.
652,000 6.375%,  3/1/2032
c
678,654
QXO Building Products, Inc.
263,000 6.750%,  4/30/2032
c
274,682
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026 771,476
Resideo Funding, Inc.
340,000 6.500%,  7/15/2032
c
348,001
Reworld Holding Corporation
276,000 4.875%,  12/1/2029
c
265,286
Roller Bearing Company of
America, Inc.
161,000 4.375%,  10/15/2029
c
158,408
RTX Corporation
201,000 6.400%,  3/15/2054 221,193
900,000 4.450%,  11/16/2038 844,949
859,000 4.500%,  6/1/2042 776,503
Sealed Air Corporation/Sealed Air
Corporation (US)
260,000 6.125%,  2/1/2028
c
264,319
Siemens Funding BV
261,000 5.800%,  5/28/2055
c
272,855
Smyrna Ready Mix Concrete, LLC
556,000 8.875%,  11/15/2031
c
594,716
Sonoco Products Company
602,000 4.600%,  9/1/2029 606,829
Spirit AeroSystems, Inc.
980,000 4.600%,  6/15/2028 981,137
SRM Escrow Issuer, LLC
130,000 6.000%,  11/1/2028
c
130,601
Principal
Amount Long-Term Fixed Income  18.5% Value
Capital Goods  0.3% - continued
Standard Building Solutions, Inc.
$ 185,000 6.500%,  8/15/2032
c
$ 190,462
396,000 6.250%,  8/1/2033
c
404,529
176,000 5.875%,  3/15/2034
c
176,515
Standard Industries, Inc./NY
162,000 4.750%,  1/15/2028
c
161,564
162,000 3.375%,  1/15/2031
c
148,420
Synergy Infrastructure Holdings,
LLC
133,000 7.875%,  12/1/2030
c
137,884
TopBuild Corporation
114,000 4.125%,  2/15/2032
c
108,270
Trane Technologies Financing, Ltd.
401,000 5.100%,  6/13/2034 410,494
TransDigm, Inc.
395,000 6.750%,  8/15/2028
c
401,958
569,000 7.125%,  12/1/2031
c
598,002
463,000 6.625%,  3/1/2032
c
481,714
424,000 6.000%,  1/15/2033
c
433,951
44,000 6.250%,  1/31/2034
c
45,658
270,000 6.750%,  1/31/2034
c
281,255
United Rentals North America, Inc.
386,000 4.875%,  1/15/2028 386,033
430,000 4.000%,  7/15/2030 416,833
267,000 5.375%,  11/15/2033
c
266,811
Waste Pro USA, Inc.
156,000 7.000%,  2/1/2033
c
160,573
WESCO Distribution, Inc.
166,000 6.375%,  3/15/2029
c
171,423
116,000 6.625%,  3/15/2032
c
121,123
215,000 6.375%,  3/15/2033
c
224,478
Total 28,944,132
Collateralized Mortgage Obligations  1.2%
A&D Mortgage Trust
1,267,869
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
1,282,029
Alternative Loan Trust
495,025
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 246,023
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
2,873,309
BINOM Securitization Trust
866,722
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
803,008
CFST Mortgage Trust
850,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,e
857,900
Chase Home Lending Mortgage
Trust
1,775,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
1,804,993
CHNGE Mortgage Trust
817,297
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
820,628
Citicorp Mortgage Securities, Inc.
1,256,264
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,155,788

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Collateralized Mortgage Obligations  1.2% -
continued
COLT Mortgage Loan Trust
$ 1,711,415
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
$ 1,557,329
Countrywide Alternative Loan Trust
655,327
4.135%,  10/25/2035, Ser.
2005-43, Class 4A1
d
565,080
1,599,327
7.000%,  10/25/2037, Ser.
2007-24, Class A10 511,371
Cross Mortgage Trust
1,552,457
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
1,565,490
CSMC Trust
1,084,959
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
961,643
Federal Home Loan Mortgage
Corporation - REMIC
2,599,998
7.874%,  (SOFR30A +
4.000%), 1/25/2026, Ser.
5567, Class MB
d
2,652,646
2,521,189
4.000%,  1/25/2051, Ser.
5249, Class LA 2,504,933
2,000,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,969,817
3,250,000
5.250%,  2/25/2055, Ser.
5508, Class AY 3,280,337
1,650,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,643,378
3,300,000
5.000%,  8/25/2055, Ser.
5569, Class BY 3,234,267
4,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 4,278,012
4,945,814
2.000%,  12/25/2050, Ser.
5051, Class WI
g
651,206
591,328
3.000%,  2/15/2033, Ser.
4170, Class IG
g
35,537
1,250,999
3.000%,  3/15/2033, Ser.
4180, Class PI
g
95,063
2,318,457
4.500%,  10/15/2033, Ser.
2695, Class BH 2,342,512
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,522,236
Federal Home Loan Mortgage
Corporation - SLST
1,975,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
1,714,378
Federal National Mortgage
Association - REMIC
2,750,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,734,384
1,950,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,906,385
2,381,903
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,902,828
3,525,647
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
471,165
584,878
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
9,375
Flagstar Mortgage Trust
1,148,168
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
1,043,477
GCAT Trust
1,447,654
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
1,330,517
Principal
Amount Long-Term Fixed Income  18.5% Value
Collateralized Mortgage Obligations  1.2% -
continued
$ 2,448,547
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
$ 2,493,693
GS Mortgage-Backed Securities
Trust
2,446,362
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
2,139,385
3,325,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
3,317,878
HOMES Trust
1,825,000
6.956%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,821,579
J.P. Morgan Mortgage Trust
2,479,833
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
2,075,565
1,577,566
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
1,365,044
1,325,000
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,e
1,320,938
LHOME Mortgage Trust
1,650,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
1,653,232
Mello Mortgage Capital
Acceptance
2,444,642
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
2,039,939
Merrill Lynch Alternative Note
Asset Trust
339,029
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 106,036
Morgan Stanley Residential
Mortgage Loan Trust
1,100,000
7.364%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,112,406
New Residential Mortgage Loan
Trust
5,313,105
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
4,438,518
OBX Trust
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
1,474,868
Palisades Mortgage Loan Trust
545,883
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
545,883
PMT Loan Trust
3,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
3,125,354
3,225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
3,222,433
PRET Trust
1,437,918
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
1,405,996
PRPM, LLC
1,600,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
1,536,654
RCO IX Mortgage, LLC
1,828,084
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
1,833,937
Residential Accredit Loans, Inc.
Trust
545,924
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 487,458

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Collateralized Mortgage Obligations  1.2% -
continued
Saluda Grade Alternative
Mortgage Trust
$ 2,500,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
$ 2,517,897
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
2,011,740
Santander Mortgage Asset
Receivable Trust
2,025,828
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
2,028,908
Sequoia Mortgage Trust
1,650,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
1,646,840
496,934
3.544%,  9/20/2046, Ser.
2007-1, Class 4A1
d
324,560
Toorak Mortgage Trust
1,500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
1,506,933
TRK Trust
1,404,213
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
1,279,018
TVC Mortgage Trust
1,700,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
1,703,241
Verus Securitization Trust
822,618
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
739,790
Vontive Mortgage Trust
1,200,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
1,219,167
Total 103,821,934
Commercial Mortgage-Backed Securities  0.3%
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,326,733
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
4,413,577
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
1,711,312
Angel Oak Mortgage Trust
1,750,000
4.929%,  10/25/2070, Ser.
2025-13, Class A1
c
1,752,185
BANK
39,541,104
0.414%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
856,555
12,566,357
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
590,552
BBCMS Mortgage Trust
17,857,516
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
1,103,084
9,330,000
0.922%,  12/15/2058, Ser.
2025-C39, Class XA
d,g
652,697
18,186,625
1.803%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
1,096,152
Benchmark Mortgage Trust
1,675,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
1,749,241
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
2,985,337
Principal
Amount Long-Term Fixed Income  18.5% Value
Commercial Mortgage-Backed Securities  0.3%
- continued
Home Partners of America Trust
$ 3,166,335
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
$ 3,102,104
2,488,797
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
2,259,891
HTAP Issuer Trust
2,835,093
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
2,836,632
Morgan Stanley Capital I Trust
17,512,233
1.780%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
1,114,333
Provident Funding Mortgage Trust
1,750,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,676,802
Total 29,227,187
Communications Services  0.5%
AMC Networks, Inc.
398,000 10.250%,  1/15/2029
c
417,348
American Tower Corporation
506,000 5.800%,  11/15/2028 528,228
793,000 2.900%,  1/15/2030 752,773
440,000 5.000%,  1/31/2030 450,539
821,000 4.900%,  3/15/2030 838,514
412,000 5.650%,  3/15/2033 434,085
AT&T, Inc.
630,000 5.700%,  3/1/2057 603,717
923,000 3.650%,  6/1/2051 648,601
1,282,000 3.500%,  9/15/2053 857,945
1,265,000 4.900%,  8/15/2037 1,229,761
Cable One, Inc.
107,000 4.000%,  11/15/2030
b,c
82,489
CCO Holdings, LLC/CCO Holdings
Capital Corporation
748,000 5.125%,  5/1/2027
c
746,972
74,000 5.000%,  2/1/2028
c
73,415
329,000 6.375%,  9/1/2029
c
333,522
750,000 4.750%,  3/1/2030
c
716,286
271,000 4.250%,  2/1/2031
c
249,008
519,000 4.750%,  2/1/2032
c
474,336
168,000 4.500%,  6/1/2033
c
147,060
390,000 4.250%,  1/15/2034
b,c
331,607
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
514,000 5.850%,  12/1/2035 512,753
1,400,000 3.500%,  6/1/2041 995,804
Clear Channel Outdoor Holdings,
Inc.
243,000 7.875%,  4/1/2030
c
255,926
Comcast Corporation
923,000 5.350%,  5/15/2053 829,100
1,090,000 4.750%,  3/1/2044 950,195
Crown Castle, Inc.
642,000 4.900%,  9/1/2029 651,959
Deluxe Corporation
387,000 8.125%,  9/15/2029
c
407,696
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,791,051

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Communications Services  0.5% - continued
DIRECTV Financing, LLC
$ 87,000 8.875%,  2/1/2030
c
$ 88,169
266,000 8.875%,  2/1/2030
c
269,137
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
457,000 5.875%,  8/15/2027
c
459,683
288,000 10.000%,  2/15/2031
c
294,351
FiberCop SPA
563,000 6.000%,  9/30/2034
c
533,355
Frontier Communications
Holdings, LLC
404,000 5.875%,  10/15/2027
c
405,305
Getty Images, Inc.
376,000 10.500%,  11/15/2030
c
379,107
Gray Media, Inc.
236,000 10.500%,  7/15/2029
c
253,781
167,000 7.250%,  8/15/2033
c
170,645
Iliad Holding SAS
433,000 8.500%,  4/15/2031
c
466,016
86,000 7.000%,  4/15/2032
c
88,636
Level 3 Financing, Inc.
87,000 3.625%,  1/15/2029
b,c
80,293
179,000 4.875%,  6/15/2029
b,c
174,078
396,000 6.875%,  6/30/2033
c
405,218
397,000 7.000%,  3/31/2034
c
409,137
182,000 8.500%,  1/15/2036
c
186,365
Lumen Technologies, Inc.
95,601 4.125%,  4/15/2030
c
94,925
McGraw-Hill Education, Inc.
488,000 5.750%,  8/1/2028
c
490,520
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 442,208
905,000 5.400%,  8/15/2054 841,935
573,000 5.500%,  11/15/2045 556,394
Nexstar Media, Inc.
258,000 4.750%,  11/1/2028
b,c
256,128
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
294,000 4.625%,  3/15/2030
b,c
286,987
Paramount Global
140,000 6.375%,  3/30/2062
d
129,974
Rogers Communications, Inc.
131,000 7.000%,  4/15/2055
d
137,052
760,000 5.000%,  2/15/2029 774,407
Scripps Escrow II, Inc.
189,000 3.875%,  1/15/2029
c
173,906
Sinclair Television Group, Inc.
192,000 8.125%,  2/15/2033
c
200,531
Sirius XM Radio, LLC
331,000 5.000%,  8/1/2027
c
331,806
192,000 4.000%,  7/15/2028
c
187,693
279,000 3.875%,  9/1/2031
b,c
256,940
Snap, Inc.
176,000 6.875%,  3/15/2034
c
181,213
SoftBank Corporation
637,000 5.332%,  7/9/2035
c
638,329
Sprint Capital Corporation
1,127,000 8.750%,  3/15/2032 1,362,944
Take-Two Interactive Software, Inc.
422,000 5.600%,  6/12/2034 440,439
Principal
Amount Long-Term Fixed Income  18.5% Value
Communications Services  0.5% - continued
Telecom Italia Capital SA
$ 170,000 6.000%,  9/30/2034
b
$ 174,491
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
c
596,561
TELUS Corporation
365,000 6.625%,  10/15/2055
d
372,462
T-Mobile USA, Inc.
1,223,000 3.600%,  11/15/2060 812,514
566,000 4.950%,  11/15/2035 562,718
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
504,000 4.750%,  4/15/2028
c
500,901
Univision Communications, Inc.
66,000 8.000%,  8/15/2028
c
68,355
554,000 4.500%,  5/1/2029
b,c
532,161
244,000 7.375%,  6/30/2030
c
248,013
243,000 8.500%,  7/31/2031
c
253,845
Verizon Communications, Inc.
215,000 5.875%,  11/30/2055 212,420
277,000 6.000%,  11/30/2065 273,386
553,000 5.000%,  1/15/2036 548,305
Viasat, Inc.
173,000 5.625%,  4/15/2027
c
172,751
Virgin Media Finance plc
206,000 5.000%,  7/15/2030
c
181,611
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
c
410,810
Virgin Media Vendor Financing
Notes IV DAC
504,000 5.000%,  7/15/2028
c
494,482
VMED O2 UK Financing I plc
171,000 7.750%,  4/15/2032
c
178,199
Vodafone Group plc
182,000 4.125%,  6/4/2081
d
169,934
244,000 5.125%,  6/4/2081
d
191,497
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
c
418,088
WarnerMedia Holdings, Inc.
177,000 5.141%,  3/15/2052 116,616
756,000 4.054%,  3/15/2029 731,657
314,000 4.279%,  3/15/2032 275,636
665,000 5.050%,  3/15/2042 467,994
Windstream Services, LLC
221,000 7.500%,  10/15/2033
c
226,549
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
226,000 8.250%,  10/1/2031
c
237,248
Zegona Finance plc
206,000 8.625%,  7/15/2029
c
218,501
Ziggo BV
177,000 4.875%,  1/15/2030
c
167,306
Total 38,573,308
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
117,000 3.875%,  1/15/2028
c
115,333
259,000 4.375%,  1/15/2028
c
257,367

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Consumer Cyclical  0.6% - continued
$ 175,000 6.125%,  6/15/2029
c
$ 179,652
301,000 5.625%,  9/15/2029
c
306,474
Adient Global Holdings, Ltd.
112,000 8.250%,  4/15/2031
b,c
117,766
173,000 7.500%,  2/15/2033
b,c
178,546
ADT Security Corporation
266,000 4.125%,  8/1/2029
c
259,434
266,000 4.875%,  7/15/2032
c
257,641
Advance Auto Parts, Inc.
264,000 7.000%,  8/1/2030
c
265,398
166,000 7.375%,  8/1/2033
c
166,659
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
c
399,461
355,000 4.625%,  6/1/2028
c
349,288
Allison Transmission, Inc.
131,000 3.750%,  1/30/2031
c
123,351
American Axle & Manufacturing,
Inc.
462,000 5.000%,  10/1/2029
b
445,034
177,000 6.375%,  10/15/2032
c
180,267
177,000 7.750%,  10/15/2033
c
180,288
Asbury Automotive Group, Inc.
282,000 5.000%,  2/15/2032
c
274,047
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
c
305,086
Aston Martin Capital Holdings, Ltd.
294,000 10.000%,  3/31/2029
c
273,639
Bath & Body Works, Inc.
137,000 6.950%,  3/1/2033 136,025
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
220,000 9.500%,  7/1/2032
c
210,243
Beach Acquisition Bidco, LLC
244,000 10.000%,  7/15/2033
c
269,323
Belron UK Finance plc
342,000 5.750%,  10/15/2029
c
349,247
Block Financial, LLC
744,000 5.375%,  9/15/2032 748,796
Boyd Gaming Corporation
279,000 4.750%,  6/15/2031
c
272,580
Brightstar Lottery plc
459,000 5.250%,  1/15/2029
c
457,958
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
177,000 5.750%,  1/15/2033
c
175,732
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
270,000 4.875%,  2/15/2030
c
251,493
Caesars Entertainment, Inc.
559,000 4.625%,  10/15/2029
c
536,214
199,000 6.500%,  2/15/2032
c
203,860
184,000 6.000%,  10/15/2032
b,c
178,931
Carnival Corporation
178,000 5.125%,  5/1/2029
c
179,974
487,000 5.750%,  8/1/2032
c
499,799
246,000 6.125%,  2/15/2033
c
254,017
Carvana Company
200,000 9.000%,  6/1/2030
c
209,627
Principal
Amount Long-Term Fixed Income  18.5% Value
Consumer Cyclical  0.6% - continued
$ 579,260 9.000%,  6/1/2031
c
$ 653,654
CBRE Services, Inc.
431,000 4.900%,  1/15/2033 433,071
Churchill Downs, Inc.
149,000 4.750%,  1/15/2028
c
148,446
202,000 6.750%,  5/1/2031
c
209,459
Cushman & Wakefield US
Borrower, LLC
80,000 6.750%,  5/15/2028
c
80,425
Dana, Inc.
240,000 4.500%,  2/15/2032
b
230,378
Dream Finders Homes, Inc.
266,000 6.875%,  9/15/2030
c
267,500
eG Global Finance plc
80,000 12.000%,  11/30/2028
c
86,951
Expedia Group, Inc.
766,000 5.400%,  2/15/2035 785,695
Flutter Treasury DAC
216,000 5.875%,  6/4/2031
c
219,002
Ford Motor Credit Company, LLC
618,000 5.850%,  5/17/2027 627,388
929,000 2.900%,  2/10/2029 873,026
780,000 7.122%,  11/7/2033 837,769
Forestar Group, Inc.
309,000 6.500%,  3/15/2033
c
315,132
FORVIA SE
411,000 8.000%,  6/15/2030
c
440,141
250,000 6.750%,  9/15/2033
c
258,144
Gap, Inc.
116,000 3.625%,  10/1/2029
c
109,906
112,000 3.875%,  10/1/2031
c
103,522
Garrett Motion Holdings, Inc./
Garrett LX I SARL
318,000 7.750%,  5/31/2032
c
337,992
General Motors Company
438,000 5.350%,  4/15/2028 448,679
General Motors Financial
Company, Inc.
298,000 5.400%,  5/8/2027 302,880
1,067,000 5.800%,  1/7/2029 1,112,461
840,000 4.900%,  10/6/2029 853,309
890,000 5.450%,  7/15/2030 924,216
216,000 5.625%,  4/4/2032 224,904
Genting New York, LLC/GENNY
Capital, Inc.
276,000 7.250%,  10/1/2029
c
283,055
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
87,000 8.375%,  1/15/2029
c
85,478
176,000 11.500%,  8/15/2029
c
184,306
304,000 8.750%,  1/15/2032
c
291,885
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,183,026
Goodyear Tire & Rubber Company
161,000 4.875%,  3/15/2027 161,265
170,000 5.000%,  7/15/2029
b
167,969
264,000 5.250%,  4/30/2031
b
253,460
Group 1 Automotive, Inc.
242,000 6.375%,  1/15/2030
c
249,016
Hilton Domestic Operating
Company, Inc.
487,000 4.875%,  1/15/2030 488,642

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Consumer Cyclical  0.6% - continued
$ 80,000 4.000%,  5/1/2031
c
$ 76,590
470,000 3.625%,  2/15/2032
c
436,292
176,000 5.750%,  9/15/2033
c
180,121
Home Depot, Inc.
699,000 4.250%,  4/1/2046 591,842
970,000 3.900%,  6/15/2047 771,324
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
c
1,096,978
579,000 5.300%,  6/24/2029
c
596,024
Jacobs Entertainment, Inc.
371,000 6.750%,  2/15/2029
c
363,524
K Hovnanian Enterprises, Inc.
133,000 8.000%,  4/1/2031
c
135,735
KB Home
450,000 4.800%,  11/15/2029 448,207
Kingpin Intermediate Holdings,
LLC
352,000 7.250%,  10/15/2032
b,c
332,763
L Brands, Inc.
352,000 6.625%,  10/1/2030
c
359,884
270,000 6.875%,  11/1/2035 273,150
Las Vegas Sands Corporation
200,000 5.900%,  6/1/2027 203,989
881,000 5.625%,  6/15/2028 903,285
Lennar Corporation
550,000 5.200%,  7/30/2030 565,435
Life Time, Inc.
242,000 6.000%,  11/15/2031
c
247,932
Light & Wonder International, Inc.
160,000 7.250%,  11/15/2029
c
164,331
Lindblad Expeditions, LLC
176,000 7.000%,  9/15/2030
c
183,600
Lithia Motors, Inc.
173,000 4.625%,  12/15/2027
c
172,738
Live Nation Entertainment, Inc.
179,000 4.750%,  10/15/2027
c
179,365
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 597,218
1,290,000 2.625%,  4/1/2031 1,183,483
Macy's Retail Holdings, LLC
87,000 7.375%,  8/1/2033
c
92,216
188,000 4.500%,  12/15/2034 170,610
Marriott International, Inc./MD
286,000 5.100%,  4/15/2032 294,530
Marriott Ownership Resorts, Inc.
707,000 6.500%,  10/1/2033
c
678,229
Match Group Holdings II, LLC
361,000 4.125%,  8/1/2030
c
341,691
182,000 6.125%,  9/15/2033
c
184,179
Mattamy Group Corporation
222,000 6.000%,  12/15/2033
c
220,028
McDonald's Corporation
784,000 4.450%,  3/1/2047 670,612
Melco Resorts Finance, Ltd.
446,000 5.375%,  12/4/2029
c
441,454
415,000 7.625%,  4/17/2032
c
436,500
250,000 6.500%,  9/24/2033
c
250,640
MercadoLibre, Inc.
650,000 4.900%,  1/15/2033 643,558
Principal
Amount Long-Term Fixed Income  18.5% Value
Consumer Cyclical  0.6% - continued
Meritage Homes Corporation
$ 593,000 5.650%,  3/15/2035
b
$ 605,854
MGM Resorts International
168,000 4.625%,  9/1/2026 168,044
175,000 6.125%,  9/15/2029 179,842
Michaels Companies, Inc.
121,000 5.250%,  5/1/2028
c
116,324
Millrose Properties, Inc.
220,000 6.375%,  8/1/2030
c
225,109
177,000 6.250%,  9/15/2032
c
178,590
Muvico, LLC
173,995
9.000%,PIK 6.000%,
2/19/2029
b,c,h
188,733
NCL Corporation, Ltd.
265,000 5.875%,  1/15/2031
c
263,997
518,000 6.750%,  2/1/2032
c
530,392
221,000 6.250%,  9/15/2033
c
220,907
New Home Company, Inc.
176,000 8.500%,  11/1/2030
c
181,254
Nissan Motor Acceptance
Company, LLC
350,000 5.625%,  9/29/2028
c
350,986
350,000 6.125%,  9/30/2030
c
350,049
Nissan Motor Company, Ltd.
425,000 4.810%,  9/17/2030
c
400,563
PetSmart, LLC/PetSmart Finance
Corporation
504,000 7.500%,  9/15/2032
c
512,913
Phinia, Inc.
249,000 6.625%,  10/15/2032
c
257,826
Rakuten Group, Inc.
241,000 11.250%,  2/15/2027
c
257,677
280,000 9.750%,  4/15/2029
c
313,169
405,000 8.125%,  12/15/2029
c,d,i
417,138
Raven Acquisition Holdings, LLC
341,000 6.875%,  11/15/2031
c
351,346
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
200,000 4.625%,  4/16/2029
c
178,254
S&S Holdings, LLC
433,000 8.375%,  10/1/2031
c
414,912
Service Corporation International/
US
161,000 3.375%,  8/15/2030 150,551
117,000 4.000%,  5/15/2031 111,830
262,000 5.750%,  10/15/2032 266,648
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
80,000 5.375%,  4/15/2027 79,693
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
80,000 6.625%,  5/1/2032
c
80,673
Staples, Inc.
315,000 10.750%,  9/1/2029
c
313,167
Station Casinos, LLC
177,000 4.625%,  12/1/2031
c
167,806
Stellantis Finance US, Inc.
200,000 6.450%,  3/18/2035
c
207,902

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Consumer Cyclical  0.6% - continued
Stellantis Financial Services US
Corporation
$ 272,000 5.400%,  9/15/2030
c
$ 276,191
Taylor Morrison Communities, Inc.
133,000 5.750%,  11/15/2032
c
136,843
Tenneco, Inc.
354,000 8.000%,  11/17/2028
c
355,133
Toyota Motor Credit Corporation
291,000 4.800%,  1/5/2034 296,674
Uber Technologies, Inc.
663,000 4.800%,  9/15/2034 662,808
564,000 4.800%,  9/15/2035 561,022
Vail Resorts, Inc.
123,000 5.625%,  7/15/2030
c
125,000
VICI Properties, LP/VICI Note
Company, Inc.
276,000 5.750%,  2/1/2027
c
279,098
452,000 4.125%,  8/15/2030
c
438,298
Victoria's Secret & Company
89,000 4.625%,  7/15/2029
b,c
86,285
Victra Holdings, LLC/Victra
Finance Corporation
225,000 8.750%,  9/15/2029
c
237,377
Viking Cruises, Ltd.
666,000 5.875%,  10/15/2033
c
676,298
Wayfair, LLC
115,000 7.250%,  10/31/2029
c
120,022
107,000 7.750%,  9/15/2030
c
114,004
178,000 6.750%,  11/15/2032
c
182,998
Wynn Macau, Ltd.
336,000 6.750%,  2/15/2034
c
340,324
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
c
151,895
388,000 7.125%,  2/15/2031
c
419,850
Yum! Brands, Inc.
497,000 4.750%,  1/15/2030
c
497,395
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
c
282,164
172,000 6.750%,  4/23/2030
c
169,966
Total 52,740,553
Consumer Non-Cyclical  0.7%
1261229 B.C., Ltd.
377,000 10.000%,  4/15/2032
c
392,086
Abbott Laboratories
635,000 4.750%,  11/30/2036 638,900
175,000 6.000%,  4/1/2039 192,313
AbbVie, Inc.
300,000 5.400%,  3/15/2054 291,652
1,322,000 4.500%,  5/14/2035 1,297,396
683,000 5.350%,  3/15/2044 674,955
Acadia Healthcare Company, Inc.
251,000 5.000%,  4/15/2029
c
241,672
209,000 7.375%,  3/15/2033
b,c
211,091
AdaptHealth, LLC
716,000 4.625%,  8/1/2029
c
693,897
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
386,000 4.625%,  1/15/2027
c
385,628
Principal
Amount Long-Term Fixed Income  18.5% Value
Consumer Non-Cyclical  0.7% - continued
$ 540,000 3.500%,  3/15/2029
c
$ 518,612
89,000 5.500%,  3/31/2031
c
89,938
71,000 6.250%,  3/15/2033
c
72,987
256,000 5.750%,  3/31/2034
c
257,036
Altria Group, Inc.
219,000 4.875%,  2/4/2028 222,608
619,000 6.875%,  11/1/2033 699,174
Amgen, Inc.
900,000 4.200%,  2/22/2052 713,946
919,000 5.600%,  3/2/2043 924,103
Amneal Pharmaceuticals, LLC
88,000 6.875%,  8/1/2032
c
92,955
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,231,000 4.700%,  2/1/2036 1,218,499
Anheuser-Busch InBev Worldwide,
Inc.
280,000 5.450%,  1/23/2039 289,871
765,000 5.550%,  1/23/2049 763,325
BAT Capital Corporation
620,000 7.079%,  8/2/2043 696,395
Bausch + Lomb Corporation
103,000 8.375%,  10/1/2028
c
107,506
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 242,306
BellRing Brands, Inc.
156,000 7.000%,  3/15/2030
c
161,285
Bristol-Myers Squibb Company
1,143,000 3.550%,  3/15/2042 917,987
Bunge, Ltd. Finance Corporation
774,000 3.200%,  4/21/2031 728,326
221,000 4.650%,  9/17/2034 216,841
Cargill, Inc.
175,000 5.375%,  10/23/2055
c
168,420
705,000 5.125%,  2/11/2035
c
724,495
Cencora, Inc.
524,000 5.150%,  2/15/2035 535,557
Central Garden & Pet Company
225,000 4.125%,  10/15/2030
b
215,647
Champ Acquisition Corporation
140,000 8.375%,  12/1/2031
c
151,215
CHS/Community Health Systems,
Inc.
237,000 6.000%,  1/15/2029
c
236,933
176,000 6.875%,  4/15/2029
c
156,640
132,000 4.750%,  2/15/2031
c
117,597
209,000 10.875%,  1/15/2032
c
228,111
352,000 9.750%,  1/15/2034
c
369,716
Cigna Group
805,000 4.875%,  9/15/2032 815,475
1,365,000 5.250%,  1/15/2036 1,389,578
Conagra Brands, Inc.
683,000 5.750%,  8/1/2035
b
697,441
Concentra Health Services, Inc.
146,000 6.875%,  7/15/2032
c
152,687
Constellation Brands, Inc.
120,000 2.875%,  5/1/2030 112,898

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Consumer Non-Cyclical  0.7% - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 201,000 5.600%,  1/15/2031
c
$ 202,828
CVS Health Corporation
355,000 7.000%,  3/10/2055
d
372,412
370,000 6.750%,  12/10/2054
d
386,417
602,000 5.450%,  9/15/2035 616,213
601,000 4.780%,  3/25/2038 567,291
1,286,000 6.000%,  6/1/2044 1,292,320
403,000 5.125%,  7/20/2045 363,831
DaVita, Inc.
189,000 3.750%,  2/15/2031
c
174,612
332,000 6.875%,  9/1/2032
c
345,601
176,000 6.750%,  7/15/2033
c
182,493
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
c
380,396
Eli Lilly & Company
323,000 5.500%,  2/12/2055 323,276
459,000 4.950%,  2/27/2063 413,904
537,000 4.550%,  10/15/2032 544,436
Embecta Corporation
158,000 6.750%,  2/15/2030
c
155,490
Encompass Health Corporation
256,000 4.500%,  2/1/2028 255,556
Endo Finance Holdings, Inc.
161,000 8.500%,  4/15/2031
c
170,168
Energizer Holdings, Inc.
425,000 6.000%,  9/15/2033
c
407,662
General Mills, Inc.
246,000 4.950%,  3/29/2033 249,565
Genmab AS/Genmab Finance,
LLC
443,000 6.250%,  12/15/2032
c
454,007
Grifols SA
367,000 4.750%,  10/15/2028
c
362,447
HCA, Inc.
557,000 5.250%,  3/1/2030 575,006
1,059,000 3.500%,  9/1/2030 1,018,396
532,000 4.600%,  11/15/2032 527,182
444,000 5.450%,  9/15/2034 456,896
HLF Financing SARL, LLC/
Herbalife International, Inc.
345,000 12.250%,  4/15/2029
c
372,511
189,000 4.875%,  6/1/2029
b,c
177,494
Illumina, Inc.
108,000 4.650%,  9/9/2026 108,346
Imperial Brands Finance plc
950,000 3.875%,  7/26/2029
c
931,296
Insulet Corporation
105,000 6.500%,  4/1/2033
c
109,451
IQVIA, Inc.
352,000 6.250%,  6/1/2032
c
367,811
Jazz Securities DAC
212,000 4.375%,  1/15/2029
c
209,098
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
845,000 3.000%,  5/15/2032 758,517
Principal
Amount Long-Term Fixed Income  18.5% Value
Consumer Non-Cyclical  0.7% - continued
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
$ 494,000 6.375%,  4/15/2066
c
$ 491,864
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
600,000 5.950%,  4/20/2035
c
630,893
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
312,000 9.000%,  2/15/2029
c
327,506
Kenvue, Inc.
791,000 4.850%,  5/22/2032 808,858
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 706,954
Kraft Heinz Foods Company
411,000 5.000%,  6/4/2042 377,132
638,000 4.375%,  6/1/2046 527,064
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
c
170,248
177,000 4.375%,  1/31/2032
c
168,624
LifePoint Health, Inc.
181,000 9.875%,  8/15/2030
c
194,881
208,000 11.000%,  10/15/2030
c
228,100
129,000 10.000%,  6/1/2032
c
137,009
L'Oreal SA
300,000 5.000%,  5/20/2035
c
306,643
Medline Borrower, LP/Medline Co-
Issuer, Inc.
201,000 6.250%,  4/1/2029
c
207,786
Merck & Company, Inc.
735,000 5.550%,  12/4/2055 725,178
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
c
473,510
535,000 5.250%,  10/1/2029
c
537,892
Newell Brands, Inc.
166,000 6.375%,  9/15/2027 166,904
254,000 6.625%,  9/15/2029 253,075
203,000 6.375%,  5/15/2030
b
198,242
87,000 6.625%,  5/15/2032
b
84,404
178,000 7.500%,  4/1/2046 148,544
Novartis Capital Corporation
516,000 4.700%,  9/18/2054 459,982
Organon & Company/Organon
Foreign Debt Co-Issuer BV
454,000 5.125%,  4/30/2031
b,c
376,001
Performance Food Group, Inc.
367,000 4.250%,  8/1/2029
c
358,810
234,000 6.125%,  9/15/2032
c
241,232
Perrigo Finance Unlimited
Company
284,000 4.900%,  6/15/2030 274,737
331,000 6.125%,  9/30/2032 322,416
Pfizer Investment Enterprises,
Private Ltd.
182,000 5.300%,  5/19/2053 172,332
611,000 5.110%,  5/19/2043 587,963
Pfizer, Inc.
334,000 4.500%,  11/15/2032 334,769
Philip Morris International, Inc.
484,000 5.500%,  9/7/2030 508,916

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Consumer Non-Cyclical  0.7% - continued
$ 923,000 5.375%,  2/15/2033 $ 965,170
Post Holdings, Inc.
241,000 4.625%,  4/15/2030
c
234,677
397,000 4.500%,  9/15/2031
c
376,375
227,000 6.250%,  10/15/2034
b,c
228,260
267,000 6.500%,  3/15/2036
c
267,361
Prime Healthcare Services, Inc.
592,000 9.375%,  9/1/2029
c
621,600
Radiology Partners, Inc.
164,000 8.500%,  7/15/2032
c
171,321
Roche Holdings, Inc.
550,000 4.666%,  12/2/2035
c
547,399
426,000 4.000%,  11/28/2044
c
359,889
Royalty Pharma plc
546,000 5.150%,  9/2/2029 561,117
346,000 5.200%,  9/25/2035 347,750
Select Medical Corporation
168,000 6.250%,  12/1/2032
b,c
164,262
Simmons Foods, Inc.
300,000 4.625%,  3/1/2029
c
289,032
Sotera Health Holdings, LLC
171,000 7.375%,  6/1/2031
c
179,348
Spectrum Brands, Inc.
42,000 3.875%,  3/15/2031
c
34,302
Star Parent, Inc.
179,000 9.000%,  10/1/2030
c
191,030
Stryker Corporation
466,000 5.200%,  2/10/2035 478,470
Surgery Center Holdings, Inc.
183,000 7.250%,  4/15/2032
c
185,099
Sysco Corporation
935,000 6.600%,  4/1/2040 1,032,421
Takeda Pharmaceutical Company,
Ltd.
290,000 5.650%,  7/5/2054 284,393
600,000 5.650%,  7/5/2044 603,852
Tenet Healthcare Corporation
742,000 5.125%,  11/1/2027 743,660
439,000 4.375%,  1/15/2030 430,735
407,000 6.750%,  5/15/2031 423,487
266,000 5.500%,  11/15/2032
c
269,647
Teva Pharmaceutical Finance
Company, LLC
168,000 6.150%,  2/1/2036 176,383
US Acute Care Solutions, LLC
426,000 9.750%,  5/15/2029
c
429,159
Whirlpool Corporation
152,000 6.500%,  6/15/2033 147,395
Wyeth, LLC
619,000 6.500%,  2/1/2034 694,714
Total 56,805,406
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
78,000 7.500%,  10/1/2029
c
81,719
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
352,000 5.375%,  6/15/2029
c
352,009
Principal
Amount Long-Term Fixed Income  18.5% Value
Energy  0.5% - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 244,000 6.250%,  4/1/2028
c
$ 245,400
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
166,000 5.875%,  6/30/2029
c
166,435
176,000 6.625%,  7/15/2033
c
182,168
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
266,000 7.000%,  7/15/2029
c
277,415
Boardwalk Pipelines, LP
798,000 5.375%,  2/15/2036 801,960
BP Capital Markets America, Inc.
1,637,000 2.939%,  6/4/2051 1,041,582
Buckeye Partners, LP
228,000 4.500%,  3/1/2028
c
226,537
153,000 6.875%,  7/1/2029
c
159,152
79,000 6.750%,  2/1/2030
c
82,930
California Resources Corporation
199,000 8.250%,  6/15/2029
c
208,150
Cheniere Energy Partners, LP
1,761,000 4.500%,  10/1/2029 1,764,702
Cheniere Energy, Inc.
170,000 5.650%,  4/15/2034 176,355
Civitas Resources, Inc.
111,000 8.375%,  7/1/2028
c
114,374
509,000 8.750%,  7/1/2031
c
528,037
CNX Resources Corporation
196,000 6.000%,  1/15/2029
c
197,320
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
c
637,047
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
c
161,852
Comstock Resources, Inc.
236,000 6.750%,  3/1/2029
c
235,526
410,000 5.875%,  1/15/2030
c
398,789
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
c
1,053,548
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
c
372,973
Crescent Energy Finance, LLC
251,000 7.750%,  7/31/2029
c
250,525
231,000 7.625%,  4/1/2032
c
223,960
370,000 7.875%,  4/15/2032
c
364,555
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
360,000 8.625%,  3/15/2029
c
377,339
176,000 7.375%,  6/30/2033
c
179,599
Diamond Foreign Asset Company/
Diamond Finance, LLC
137,000 8.500%,  10/1/2030
c
145,130
Diamondback Energy, Inc.
860,000 5.750%,  4/18/2054 812,732
Eastern Energy Gas Holdings, LLC
750,000 5.800%,  1/15/2035 791,910
Energy Transfer, LP
441,000 6.500%,  2/15/2056
d
439,541
639,000 4.000%,  10/1/2027 637,972
800,000 5.150%,  2/1/2043 720,011

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Energy  0.5% - continued
$ 1,100,000 6.000%,  6/15/2048 $ 1,066,754
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 584,940
Excelerate Energy, LP
151,000 8.000%,  5/15/2030
c
159,567
Exxon Mobil Corporation
600,000 3.452%,  4/15/2051 430,268
Genesis Energy LP/Genesis
Energy Finance Corporation
266,000 8.875%,  4/15/2030 279,917
400,000 7.875%,  5/15/2032 416,964
Halliburton Company
615,000 5.000%,  11/15/2045 549,856
Harvest Midstream I, LP
417,000 7.500%,  9/1/2028
c
423,235
Hess Midstream Operations, LP
362,000 4.250%,  2/15/2030
c
354,067
Hilcorp Energy I, LP/Hilcorp
Finance Company
456,000 5.750%,  2/1/2029
c
451,153
161,000 6.000%,  4/15/2030
c
156,444
279,000 6.250%,  4/15/2032
c
262,646
Howard Midstream Energy
Partners, LLC
199,000 7.375%,  7/15/2032
c
209,980
262,000 6.625%,  1/15/2034
c
269,162
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
c
451,036
Kodiak Gas Services, LLC
177,000 6.500%,  10/1/2033
c
180,755
88,000 6.750%,  10/1/2035
c
90,482
Moss Creek Resources Holdings,
Inc.
85,000 8.250%,  9/1/2031
c
81,388
MPLX, LP
350,000 4.800%,  2/15/2031 353,675
1,231,000 4.950%,  9/1/2032 1,239,316
230,000 5.000%,  3/1/2033 231,081
Nabors Industries, Inc.
411,000 9.125%,  1/31/2030
c
429,725
267,000 7.625%,  11/15/2032
c
262,428
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
133,000 8.125%,  2/15/2029
c
138,049
369,000 8.375%,  2/15/2032
c
382,123
Noble Finance II, LLC
338,000 8.000%,  4/15/2030
c
351,153
Northern Oil and Gas, Inc.
254,000 8.750%,  6/15/2031
b,c
256,437
ONEOK, Inc.
465,000 5.700%,  11/1/2054 433,350
540,000 4.750%,  10/15/2031 542,869
331,000 5.600%,  4/1/2044 312,720
Ovintiv, Inc.
616,000 7.200%,  11/1/2031 680,051
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 270,403
270,000 7.875%,  9/15/2030
b,c
260,020
Principal
Amount Long-Term Fixed Income  18.5% Value
Energy  0.5% - continued
Permian Resources Operating,
LLC
$ 313,000 6.250%,  2/1/2033
c
$ 321,065
Prairie Acquiror, LP
265,000 9.000%,  8/1/2029
c
275,447
Precision Drilling Corporation
221,000 6.875%,  1/15/2029
c
223,489
Rockies Express Pipeline, LLC
416,000 4.950%,  7/15/2029
c
415,091
Santos Finance, Ltd.
243,000 5.750%,  11/13/2035
c
241,650
Saturn Oil & Gas, Inc.
101,000 9.625%,  6/15/2029
b,c
99,577
SESI, LLC
177,000 7.875%,  9/30/2030
c
174,246
SM Energy Company
245,000 6.500%,  7/15/2028
b
247,650
114,000 7.000%,  8/1/2032
c
112,070
South Bow USA Infrastructure
Holdings, LLC
485,000 5.026%,  10/1/2029 491,975
193,000 5.584%,  10/1/2034 194,911
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
161,000 5.875%,  3/1/2027 161,137
Sunoco, LP
482,000 7.000%,  5/1/2029
c
502,705
354,000 5.875%,  3/15/2034
c
353,969
Sunoco, LP/Sunoco Finance
Corporation
229,000 5.875%,  3/15/2028 229,559
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
169,000 5.500%,  1/15/2028
c
169,091
241,000 7.375%,  2/15/2029
c
249,089
442,000 6.750%,  3/15/2034
c
441,989
Talos Production, Inc.
96,000 9.000%,  2/1/2029
c
99,709
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 1,031,076
TGNR Intermediate Holdings, LLC
361,000 5.500%,  10/15/2029
c
357,474
TotalEnergies Capital SA
452,000 5.275%,  9/10/2054 424,701
Transocean International, Ltd.
195,000 8.250%,  5/15/2029
c
196,532
153,000 8.750%,  2/15/2030
c
159,871
USA Compression Partners, LP/
USA Compression Finance
Corporation
281,000 7.125%,  3/15/2029
c
290,866
266,000 6.250%,  10/1/2033
c
269,189
Valaris, Ltd.
175,000 8.375%,  4/30/2030
c
182,081
Var Energi ASA
200,000 5.875%,  5/22/2030
c
208,182
Venture Global LNG, Inc.
597,000 8.125%,  6/1/2028
c
604,703
381,000 9.000%,  9/30/2029
c,d,i
300,887
145,000 7.000%,  1/15/2030
b,c
139,552

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Energy  0.5% - continued
$ 692,000 8.375%,  6/1/2031
c
$ 688,143
330,000 9.875%,  2/1/2032
c
340,914
Venture Global Plaquemines LNG,
LLC
137,000 6.125%,  12/15/2030
c
139,513
247,000 6.500%,  1/15/2034
c
252,987
137,000 6.500%,  6/15/2034
c
139,984
176,000 7.750%,  5/1/2035
c
192,712
464,000 6.750%,  1/15/2036
c
475,271
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 651,398
488,000 4.800%,  3/1/2031 487,795
308,000 6.150%,  4/1/2033 326,130
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,152,102
220,000 5.600%,  3/15/2035 228,796
Total 41,216,546
Financials  1.6%
200 Park Funding Trust
200,000 5.740%,  2/15/2055
c
198,934
Acrisure, LLC/Acrisure Finance,
Inc.
69,000 4.250%,  2/15/2029
c
67,288
80,000 7.500%,  11/6/2030
c
83,332
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
805,000 5.375%,  12/15/2031 833,737
Agree, LP
444,000 5.625%,  6/15/2034 464,117
Air Lease Corporation
169,000 4.650%,  6/15/2026
d,i
166,697
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
159,000 4.250%,  10/15/2027
c
157,989
352,000 6.750%,  4/15/2028
c
358,398
231,000 7.000%,  1/15/2031
c
239,657
Ally Financial, Inc.
1,194,000 8.000%,  11/1/2031 1,355,197
251,000 6.700%,  2/14/2033
b
262,332
American Express Company
132,000 5.043%,  7/26/2028
d
134,228
222,000 5.085%,  1/30/2031
d
228,827
American Homes 4 Rent, LP
212,000 4.950%,  6/15/2030 216,242
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,283,487
Americold Realty Operating
Partnership, LP
580,000 5.600%,  5/15/2032 583,923
Ameriprise Financial, Inc.
796,000 5.200%,  4/15/2035 812,692
AmWINS Group, Inc.
133,000 6.375%,  2/15/2029
c
136,779
394,000 4.875%,  6/30/2029
c
387,477
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
c,d
611,590
Aon North America, Inc.
455,000 5.750%,  3/1/2054 452,691
Apollo Debt Solutions BDC
652,000 6.700%,  7/29/2031 687,984
Principal
Amount Long-Term Fixed Income  18.5% Value
Financials  1.6% - continued
Ares Capital Corporation
$ 533,000 5.875%,  3/1/2029 $ 546,768
Ares Strategic Income Fund
896,000 5.450%,  9/9/2028
c
903,489
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 170,157
226,000 5.750%,  7/15/2054 222,187
Atlas Warehouse Lending
Company, LP
650,000 4.950%,  11/15/2030
c
652,160
Aviation Capital Group, LLC
396,000 5.125%,  4/10/2030
c
402,074
Avolon Holdings Funding, Ltd.
368,000 4.950%,  1/15/2028
c
372,315
758,000 5.750%,  3/1/2029
c
783,796
787,000 5.375%,  5/30/2030
c
807,939
335,000 4.700%,  1/30/2031
c
332,844
Azorra Finance, Ltd.
430,000 7.750%,  4/15/2030
c
454,045
Banco Santander SA
1,200,000 4.175%,  3/24/2028
d
1,200,420
Bank of America Corporation
800,000 3.824%,  1/20/2028
d
798,082
537,000 5.202%,  4/25/2029
d
550,751
450,000 2.087%,  6/14/2029
d
429,256
1,500,000 2.496%,  2/13/2031
d
1,397,153
1,475,000 1.922%,  10/24/2031
d
1,319,019
923,000 2.972%,  2/4/2033
d
844,088
953,000 4.571%,  4/27/2033
d
950,665
928,000 5.872%,  9/15/2034
d
990,319
902,000 5.425%,  8/15/2035
d
922,499
1,230,000 3.846%,  3/8/2037
d
1,158,334
Bank of New York Mellon
Corporation
35,000 6.317%,  10/25/2029
d
37,160
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 315,206
Barclays plc
930,000 6.496%,  9/13/2027
d
944,460
954,000 4.972%,  5/16/2029
d
969,820
864,000 4.942%,  9/10/2030
d
881,120
900,000 5.746%,  8/9/2033
d
944,839
490,000 5.860%,  8/11/2046
d
501,949
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
300,000 7.625%,  2/11/2035
c,d
315,000
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 791,818
BlackRock Funding, Inc.
305,000 5.250%,  3/14/2054 292,314
Blackstone Private Credit Fund
590,000 5.600%,  11/22/2029 595,561
570,000 5.050%,  9/10/2030 561,335
Blackstone Reg Finance
Company, LLC
180,000 4.950%,  2/15/2036 178,684
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 765,974

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Financials  1.6% - continued
Blue Owl Technology Finance
Corporation
$ 825,000 6.100%,  3/15/2028
c
$ 829,903
620,000 6.750%,  4/4/2029
b
634,129
BNP Paribas SA
890,000 5.283%,  11/19/2030
c,d
916,121
Brookfield Asset Management,
Ltd.
104,000 6.077%,  9/15/2055 106,309
Brookfield Finance, Inc.
330,000 5.813%,  3/3/2055 325,545
Brown & Brown, Inc.
161,000 5.550%,  6/23/2035 165,082
Burford Capital Global Finance,
LLC
383,000 9.250%,  7/1/2031
c
394,339
177,000 7.500%,  7/15/2033
c
168,904
Camden Property Trust
1,012,000 3.150%,  7/1/2029 976,796
Charles Schwab Corporation
619,000 6.136%,  8/24/2034
d
674,693
798,000 4.914%,  11/14/2036
d
792,642
Chubb INA Holdings, LLC
542,000 4.350%,  11/3/2045 471,832
Citadel Finance, LLC
1,000,000 5.900%,  2/10/2030
c
1,020,891
Citadel, LP
465,000 6.375%,  1/23/2032
c
493,530
Citigroup, Inc.
1,094,000 3.668%,  7/24/2028
d
1,087,042
915,000 3.520%,  10/27/2028
d
906,802
201,000 6.875%,  8/15/2030
d,i
208,860
873,000 4.952%,  5/7/2031
d
891,669
1,308,000 4.910%,  5/24/2033
d
1,323,675
778,000 6.174%,  5/25/2034
d
826,225
670,000 6.020%,  1/24/2036
d
701,752
Citizens Financial Group, Inc.
384,000 5.718%,  7/23/2032
d
402,589
CNA Financial Corporation
453,000 5.125%,  2/15/2034 455,640
Comerica, Inc.
219,000 5.982%,  1/30/2030
d
228,465
Constellation Insurance, Inc.
328,000 6.800%,  1/24/2030
c
330,254
COPT Defense Properties, LP
532,000 4.500%,  10/15/2030 529,417
Corebridge Financial, Inc.
332,000 6.375%,  9/15/2054
d
334,537
462,000 4.350%,  4/5/2042 395,022
Countrywide Home Loans, Inc.
338,160
5.750%,  4/25/2037, Ser.
2007-3, Class A27 144,803
Cousins Properties, LP
193,000 5.375%,  2/15/2032 198,736
Credit Agricole SA
563,000 5.230%,  1/9/2029
c,d
574,883
666,000 4.818%,  9/25/2033
c,d
665,129
Credit Suisse Group AG
900,000 7.250%,  N/A
*,j
234,000
Deutsche Bank AG/New York, NY
465,000 5.297%,  5/9/2031
d
476,423
Principal
Amount Long-Term Fixed Income  18.5% Value
Financials  1.6% - continued
$ 280,000 4.950%,  8/4/2031
d
$ 282,831
1,175,000 3.729%,  1/14/2032
d
1,110,542
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,312,000 5.950%,  9/17/203 0
c
1,251,438
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 775,020
820,000 4.625%,  5/15/2042 737,811
Encore Capital Group, Inc.
92,000 9.250%,  4/1/2029
c
96,945
233,000 8.500%,  5/15/2030
c
250,462
200,000 6.625%,  4/15/2031
c
200,999
EPR Properties
405,000 4.950%,  4/15/2028 407,947
711,000 4.750%,  11/15/2030 705,461
ERP Operating, LP
515,000 4.950%,  6/15/2032 526,585
Essential Properties, LP
221,000 5.400%,  12/1/2035 221,407
F&G Global Funding
595,000 4.650%,  9/8/2028
c
598,778
First Citizens BancShares, Inc./NC
805,000 5.600%,  9/5/2035
d
803,600
FirstCash, Inc.
407,000 5.625%,  1/1/2030
c
408,513
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
c
631,163
Franklin BSP Capital Corporation
597,000 6.000%,  10/2/2030
c
591,505
Freedom Mortgage Holdings, LLC
378,000 9.250%,  2/1/2029
c
396,465
176,000 6.875%,  5/1/2031
c
176,106
163,000 9.125%,  5/15/2031
c
175,071
212,000 8.375%,  4/1/2032
c
223,165
176,000 7.875%,  4/1/2033
c
182,259
FTAI Aviation Investors, LLC
171,000 5.500%,  5/1/2028
c
171,150
224,000 7.000%,  5/1/2031
c
235,892
232,000 7.000%,  6/15/2032
c
243,891
GGAM Finance, Ltd.
166,000 8.000%,  6/15/2028
c
175,789
452,000 5.875%,  3/15/2030
c
458,685
Global Aircraft Leasing Company,
Ltd.
490,000 8.750%,  9/1/2027
c
508,154
Global Net Lease, Inc.
105,000 4.500%,  9/30/2028
c
102,930
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
309,000 3.750%,  12/15/2027
c
300,873
goeasy, Ltd.
158,000 9.250%,  12/1/2028
c
162,461
82,000 7.625%,  7/1/2029
c
81,083
355,000 6.875%,  2/15/2031
c
332,063
Goldman Sachs BDC, Inc.
394,000 6.375%,  3/11/2027 402,201
755,000 5.650%,  9/9/2030 757,687

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Financials  1.6% - continued
Goldman Sachs Group, Inc.
$ 931,000 6.484%,  10/24/2029
d
$ 987,313
640,000 5.218%,  4/23/2031
d
661,022
275,000 1.992%,  1/27/2032
d
244,302
2,326,000 3.102%,  2/24/2033
d
2,142,771
400,000 4.939%,  10/21/2036
d
397,089
Goldman Sachs Private Credit
Corporation
310,000 5.875%,  5/6/2028
b,c
315,780
313,000 5.375%,  1/31/2029
c
314,244
Highwoods Realty, LP
215,000 5.350%,  1/15/2033 214,839
Howard Hughes Corporation
106,000 4.125%,  2/1/2029
c
103,007
HSBC Holdings plc
200,000 6.875%,  9/11/2029
d,i
206,790
661,000 5.130%,  3/3/2031
d
677,422
850,000 5.741%,  9/10/2036
d
874,981
HUB International, Ltd.
466,000 7.250%,  6/15/2030
c
489,265
Huntington Bancshares, Inc./OH
652,000 6.141%,  11/18/2039
d
679,426
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
50,000 6.250%,  5/15/2026 49,965
565,000 5.250%,  5/15/2027 557,234
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 671,683
568,000 4.950%,  1/15/2033 576,248
Jane Street Group/JSG Finance,
Inc.
263,000 4.500%,  11/15/2029
c
259,018
104,000 7.125%,  4/30/2031
c
109,280
173,000 6.125%,  11/1/2032
c
176,038
551,000 6.750%,  5/1/2033
c
575,132
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
c
131,899
342,000 6.625%,  10/15/2031
c
336,552
Jefferson Capital Holdings, LLC
133,000 6.000%,  8/15/2026
c
132,602
331,000 9.500%,  2/15/2029
c
347,611
123,000 8.250%,  5/15/2030
c
129,360
JPMorgan Chase & Company
1,475,000 4.203%,  7/23/2029
d
1,479,783
900,000 2.522%,  4/22/2031
d
838,374
1,100,000 1.953%,  2/4/2032
d
980,868
1,229,000 4.586%,  4/26/2033
d
1,235,477
923,000 4.912%,  7/25/2033
d
940,268
651,000 5.766%,  4/22/2035
d
693,700
375,000 5.502%,  1/24/2036
d
391,920
762,000 4.810%,  10/22/2036
d
756,639
605,000 5.534%,  11/29/2045
d
614,218
Kilroy Realty, LP
310,000 4.250%,  8/15/2029 303,714
572,000 5.875%,  10/15/2035 574,622
Liberty Mutual Group, Inc.
90,000 4.125%,  12/15/2051
c,d
88,744
Lincoln National Corporation
1,220,000 2.330%,  8/15/2030
c
1,106,094
Principal
Amount Long-Term Fixed Income  18.5% Value
Financials  1.6% - continued
Lloyds Banking Group plc
$ 920,000 5.871%,  3/6/2029
d
$ 953,826
625,000 4.425%,  11/4/2031
d
623,050
LPL Holdings, Inc.
809,000 4.900%,  4/3/2028 820,815
Macquarie AirFinance Holdings,
Ltd.
159,000 6.400%,  3/26/2029
c
166,616
418,000 5.150%,  3/17/2030
c
423,735
Macquarie Bank, Ltd.
901,000 5.642%,  8/13/2036
c,d
913,219
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 224,121
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
c
686,548
Mitsubishi UFJ Financial Group,
Inc.
900,000 2.048%,  7/17/2030 817,031
Mizuho Financial Group, Inc.
398,000 5.098%,  5/13/2031
d
409,325
Molina Healthcare, Inc.
104,000 4.375%,  6/15/2028
c
102,278
200,000 6.250%,  1/15/2033
c
203,893
Morgan Stanley
514,000 5.516%,  11/19/2055
d
508,056
615,000 5.164%,  4/20/2029
d
628,843
612,000 3.622%,  4/1/2031
d
594,634
615,000 5.250%,  4/21/2034
d
633,180
476,000 5.831%,  4/19/2035
d
505,825
280,000 5.587%,  1/18/2036
d
292,596
1,076,000 5.297%,  4/20/2037
d
1,094,507
MPT Operating Partnership, LP/
MPT Finance Corporation
320,000 8.500%,  2/15/2032
c
341,739
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 519,213
NatWest Group plc
650,000 4.445%,  5/8/2030
d
652,436
925,000 6.475%,  6/1/2034
d
971,174
Navient Corporation
96,000 5.000%,  3/15/2027 96,208
106,000 5.500%,  3/15/2029 105,222
Nomura Holdings, Inc.
598,000 5.783%,  7/3/2034 631,149
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 755,205
419,000 5.200%,  7/1/2030 426,409
Omnis Funding Trust
492,000 6.722%,  5/15/2055
c
511,607
OneMain Finance Corporation
168,000 3.500%,  1/15/2027 166,360
236,000 3.875%,  9/15/2028 230,012
175,000 6.750%,  3/15/2032 179,710
747,000 7.125%,  9/15/2032 776,074
Osaic Holdings, Inc.
264,000 6.750%,  8/1/2032
c
275,780
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
457,000 4.875%,  5/15/2029
c
446,253

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Financials  1.6% - continued
PennyMac Financial Services, Inc.
$ 88,000 7.125%,  11/15/2030
c
$ 92,508
263,000 6.875%,  5/15/2032
c
275,333
184,000 6.875%,  2/15/2033
c
192,087
88,000 6.750%,  2/15/2034
c
90,968
Phoenix Aviation Capital, Ltd.
281,000 9.250%,  7/15/2030
c
299,353
PNC Financial Services Group,
Inc.
307,000 6.615%,  10/20/2027
d
313,122
PRA Group, Inc.
254,000 8.375%,  2/1/2028
c
259,521
Prologis Targeted US Logistics
Fund, LP
618,000 5.250%,  4/1/2029
c
636,311
294,000 5.250%,  1/15/2035
c
299,195
Prologis, LP
416,000 5.250%,  3/15/2054 395,278
Protective Life Corporation
730,000 4.700%,  1/15/2031
c
732,300
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
d
1,159,304
Regency Centers, LP
965,000 4.125%,  3/15/2028 966,806
461,000 5.250%,  1/15/2034 473,954
RGA Global Funding
298,000 5.500%,  1/11/2031
c
309,947
RHP Hotel Properties, LP/RHP
Finance Corporation
80,000 4.750%,  10/15/2027 79,668
163,000 4.500%,  2/15/2029
c
161,377
Rithm Capital Corporation
89,000 8.000%,  4/1/2029
c
91,376
176,000 8.000%,  7/15/2030
c
179,989
RLJ Lodging Trust, LP
149,000 4.000%,  9/15/2029
c
141,324
Rocket Companies, Inc.
170,000 6.500%,  8/1/2029
c
175,336
162,000 6.125%,  8/1/2030
c
167,456
87,000 7.125%,  2/1/2032
c
91,524
264,000 6.375%,  8/1/2033
c
275,251
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
140,000 3.625%,  3/1/2029
c
135,222
301,000 3.875%,  3/1/2031
c
285,828
115,000 4.000%,  10/15/2033
c
106,846
Ryan Specialty, LLC
85,000 4.375%,  2/1/2030
c
83,422
398,000 5.875%,  8/1/2032
c
406,664
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
d
320,948
699,000 5.473%,  3/20/2029
d
714,336
268,000 6.174%,  1/9/2030
d
279,315
Sixth Street Lending Partners
400,000 6.125%,  7/15/2030 410,540
SLM Corporation
138,000 6.500%,  1/31/2030 142,838
Societe Generale SA
172,000 10.000%,  11/14/2028
c,d,i
191,176
723,000 5.249%,  5/22/2029
c,d
737,553
575,000 5.439%,  10/3/2036
c,d
576,250
Principal
Amount Long-Term Fixed Income  18.5% Value
Financials  1.6% - continued
Standard Chartered plc
$ 400,000 5.545%,  1/21/2029
c,d
$ 410,432
Starwood Property Trust, Inc.
132,000 4.375%,  1/15/2027
c
131,180
266,000 5.250%,  10/15/2028
c
267,934
201,000 6.500%,  10/15/2030
c
209,561
89,000 5.750%,  1/15/2031
c
89,957
State Street Corporation
73,000 4.530%,  2/20/2029
d
73,940
Stonebriar ABF Issuer, LLC
142,000 8.125%,  12/15/2030
c
146,146
Stonex Escrow Issuer, LLC
482,000 6.875%,  7/15/2032
c
499,946
Sumitomo Mitsui Financial Group,
Inc.
850,000 1.710%,  1/12/2031 747,514
Synchrony Financial
169,000 7.250%,  2/2/2033
b
181,542
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,226,738
Toronto-Dominion Bank
309,000 5.146%,  9/10/2034
d
314,083
324,000 4.928%,  10/15/2035 323,761
Travelers Companies, Inc.
128,000 5.050%,  7/24/2035 130,001
Truist Financial Corporation
623,000 6.047%,  6/8/2027
d
628,013
440,000 5.125%,  12/15/2027
b,d,i
439,947
770,000 5.122%,  1/26/2034
d
784,541
390,000 5.711%,  1/24/2035
d
410,249
U.S. Bancorp
954,000 5.775%,  6/12/2029
d
991,591
244,000 5.836%,  6/12/2034
d
260,321
416,000 5.678%,  1/23/2035
d
439,256
UBS Group AG
200,000 6.600%,  8/5/2030
c,d,i
203,113
767,000 3.091%,  5/14/2032
c,d
711,601
589,000 5.699%,  2/8/2035
c,d
619,313
300,000 5.379%,  9/6/2045
c,d
294,309
United Wholesale Mortgage, LLC
440,000 5.500%,  4/15/2029
c
436,847
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 621,140
923,000 4.750%,  5/15/2052 796,013
Unum Group
460,000 5.250%,  12/15/2035 456,546
Wells Fargo & Company
1,103,000 4.900%,  1/24/2028
d
1,112,285
858,000 3.526%,  3/24/2028
d
852,422
607,000 5.707%,  4/22/2028
d
619,564
644,000 5.574%,  7/25/2029
d
667,105
507,000 5.389%,  4/24/2034
d
527,499
1,180,000 4.900%,  11/17/2045 1,062,136
Western Alliance Bank
325,000 6.537%,  11/15/2035
d
325,713
Wynnton Funding Trust II
221,000 5.991%,  8/15/2055
c
222,349
XHR, LP
189,000 4.875%,  6/1/2029
c
186,343
87,000 6.625%,  5/15/2030
c
89,791

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Financials  1.6% - continued
Zions Bancorp NA
$ 564,000 4.704%,  8/18/2028
d
$ 563,999
Total 138,977,679
Foreign Government  <0.1%
Eagle Funding Luxco SARL
300,000 5.500%,  8/17/2030
c
305,577
Mexico Government International
Bond
637,000 5.625%,  9/22/2035 628,082
NBN Company, Ltd.
540,000 4.150%,  9/16/2030
c
537,337
Saudi Arabian Oil Company
578,000 5.250%,  7/17/2034
c
594,853
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
c
344,936
Total 2,410,785
Mortgage-Backed Securities  5.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,310,989 5.500%,  12/1/2038 1,353,726
5,090,289 5.500%,  2/1/2040 5,233,294
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,336,057 2.000%,  1/1/2052 6,842,179
4,788,634 2.000%,  5/1/2051 3,930,505
9,544,764 2.500%,  5/1/2051 8,180,987
7,093,430 3.500%,  5/1/2052 6,608,529
7,949,963 4.000%,  5/1/2052 7,618,738
4,592,389 5.000%,  7/1/2053 4,621,624
2,346,336 5.500%,  7/1/2053 2,405,155
6,267,310 3.500%,  8/1/2052 5,835,168
4,951,329 5.000%,  8/1/2053 4,996,768
6,717,548 5.500%,  9/1/2053 6,915,243
988,256 5.500%,  9/1/2055 1,009,835
3,128,411 3.500%,  9/1/2047 2,958,328
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,904,712 2.500%,  7/1/2030 2,827,086
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
12,400,000 5.000%,  1/1/2038
k
12,557,829
901,840 5.500%,  9/1/2039 932,550
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,104,474 3.000%,  12/1/2036 3,914,481
4,260,182 3.000%,  8/1/2038 4,064,895
6,627,419 3.500%,  5/1/2040 6,342,243
4,339,776 2.500%,  4/1/2042 3,897,792
1,983,741 2.000%,  5/1/2042 1,734,170
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,119,914 3.000%,  1/1/2052 15,276,988
1,808,632 2.000%,  2/1/2051 1,484,516
1,183,555 2.000%,  2/1/2051 971,458
5,046,405 2.500%,  2/1/2051 4,353,536
Principal
Amount Long-Term Fixed Income  18.5% Value
Mortgage-Backed Securities  5.3% - continued
$ 4,122,666 2.500%,  2/1/2051 $ 3,497,471
8,675,172 5.500%,  2/1/2055 8,883,662
17,817,305 2.000%,  3/1/2051 14,520,170
10,669,285 4.000%,  3/1/2051 10,292,146
6,646,357 2.000%,  3/1/2052 5,467,222
18,546,485 3.000%,  3/1/2052 16,561,433
8,101,139 2.000%,  4/1/2051 6,573,751
10,108,457 3.000%,  4/1/2051 8,958,121
6,725,921 5.500%,  4/1/2054 6,912,864
7,431,553 3.000%,  5/1/2050 6,591,046
2,206,926 2.000%,  5/1/2051 1,802,105
8,289,627 3.000%,  5/1/2051 7,509,881
3,011,876 3.500%,  5/1/2052 2,806,569
18,046,545 2.000%,  6/1/2050 14,752,022
6,770,612 3.000%,  6/1/2050 6,150,813
2,668,359 4.000%,  6/1/2052 2,546,352
3,422,877 5.000%,  6/1/2053 3,449,365
13,936,389 2.500%,  7/1/2051 12,020,172
4,206,068 3.500%,  7/1/2051 3,933,621
2,676,445 3.000%,  7/1/2052 2,407,021
7,496,252 4.000%,  7/1/2052 7,153,515
1,834,846 2.500%,  8/1/2050 1,587,225
8,970,194 3.500%,  8/1/2050 8,421,318
4,707,095 3.500%,  8/1/2052 4,362,381
16,403,282 4.500%,  8/1/2052 16,099,541
6,675,348 5.000%,  8/1/2053 6,724,942
13,527,675 6.000%,  8/1/2054 14,230,664
6,708,760 2.500%,  9/1/2051 5,778,454
3,304,650 3.500%,  9/1/2052 3,078,485
6,733,232 3.500%,  9/1/2052 6,292,741
5,187,685 5.000%,  9/1/2052 5,231,056
9,170,047 4.500%,  9/1/2053 9,026,528
5,453,192 4.500%,  9/1/2053 5,377,264
13,928,397 4.000%,  10/1/2052 13,349,340
2,160,251 2.000%,  11/1/2051 1,773,080
4,238,172 3.500%,  11/1/2052 3,966,802
8,833,180 2.000%,  12/1/2050 7,252,049
23,584,136 2.500%,  12/1/2051 20,256,003
13,447,507 4.500%,  12/1/2052 13,255,765
3,646,649 3.500%,  12/1/2047 3,455,196
2,400,000 4.000%,  1/1/2049
k
2,276,219
1,875,000 4.500%,  1/1/2049
k
1,830,267
5,400,000 5.000%,  1/1/2049
k
5,384,812
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
16,574,492 2.500%,  3/1/2062 13,647,489
4,316,220 3.500%,  7/1/2061 3,921,811
6,900,001 4.000%,  12/1/2061 6,499,920
PRPM, LLC
1,485,024
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
1,487,832
Sequoia Mortgage Trust
2,500,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
2,414,995
Total 466,639,124
Technology  0.4%
Accenture Capital, Inc.
638,000 4.500%,  10/4/2034 628,918
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052 520,336

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Technology  0.4% - continued
Alphabet, Inc.
$ 840,000 4.375%,  11/15/2032 $ 842,850
425,000 4.700%,  11/15/2035 425,104
Amentum Holdings, Inc.
328,000 7.250%,  8/1/2032
c
345,740
APLD ComputeCo, LLC
178,000 9.250%,  12/15/2030
c
174,600
Apple, Inc.
918,000 2.650%,  2/8/2051 567,482
32,000 3.750%,  9/12/2047 25,278
Block, Inc.
176,000 5.625%,  8/15/2030
c
179,577
175,000 3.500%,  6/1/2031 164,485
593,000 6.500%,  5/15/2032 616,637
176,000 6.000%,  8/15/2033
c
180,683
Boost Newco Borrower, LLC
483,000 7.500%,  1/15/2031
c
513,357
Broadcom, Inc.
513,000 4.900%,  7/15/2032 523,774
354,000 3.469%,  4/15/2034 322,793
1,231,000 3.137%,  11/15/2035
c
1,060,120
1,350,000 3.187%,  11/15/2036
c
1,144,925
600,000 4.926%,  5/15/2037
c
592,205
378,000 4.900%,  2/15/2038 370,564
CACI International, Inc.
116,000 6.375%,  6/15/2033
c
120,023
Central Parent, Inc./CDK Global,
Inc.
141,000 7.250%,  6/15/2029
c
119,541
Cipher Compute, LLC
275,000 7.125%,  11/15/2030
c
280,083
Cisco Systems, Inc.
301,000 5.300%,  2/26/2054 288,514
Clarivate Science Holdings
Corporation
177,000 3.875%,  7/1/2028
c
171,832
Cloud Software Group, Inc.
1,063,000 6.500%,  3/31/2029
c
1,076,913
552,000 9.000%,  9/30/2029
c
574,914
Coherent Corporation
164,000 5.000%,  12/15/2029
c
163,445
CommScope Technologies, LLC
176,000 5.000%,  3/15/2027
c
175,605
CommScope, LLC
175,000 4.750%,  9/1/2029
c
174,753
CoreWeave, Inc.
264,000 9.000%,  2/1/2031
c
241,961
Dell, Inc.
563,000 6.500%,  4/15/2038 604,043
Diebold Nixdorf, Inc.
160,000 7.750%,  3/31/2030
c
170,267
Fair Isaac Corporation
308,000 6.000%,  5/15/2033
c
316,361
Fiserv, Inc.
639,000 2.650%,  6/1/2030 589,070
613,000 5.350%,  3/15/2031 629,005
537,000 5.600%,  3/2/2033 554,280
645,000 5.150%,  8/12/2034 640,014
Flash Compute, LLC
92,000 7.250%,  12/31/2030
c
91,150
Principal
Amount Long-Term Fixed Income  18.5% Value
Technology  0.4% - continued
Foundry JV Holdco, LLC
$ 698,000 5.900%,  1/25/2030
c
$ 730,021
300,000 5.900%,  1/25/2033
c
313,904
350,000 6.400%,  1/25/2038
c
373,337
Gen Digital, Inc.
199,000 7.125%,  9/30/2030
c
205,494
87,000 6.250%,  4/1/2033
c
89,717
Global Payments, Inc.
685,000 5.300%,  8/15/2029 700,636
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
161,000 3.500%,  3/1/2029
c
154,380
Hewlett Packard Enterprise
Company
85,000 4.400%,  9/25/2027 85,410
528,000 4.850%,  10/15/2031 533,291
Intel Corporation
1,028,000 4.900%,  7/29/2045 886,564
ION Platform Finance US, Inc.
343,000 7.875%,  9/30/2032
c
325,458
ION Platform Finance US, Inc./ION
Platform Finance SARL
248,000 9.500%,  5/30/2029
c
251,149
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
c
562,332
580,000 5.250%,  7/15/2030
c
572,985
353,000 4.500%,  2/15/2031
c
336,500
Kioxia Holdings Corporation
288,000 6.625%,  7/24/2033
c
299,484
KLA Corporation
923,000 3.300%,  3/1/2050 640,748
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 165,723
Mastercard, Inc.
210,000 3.950%,  2/26/2048 169,739
Microchip Technology, Inc.
131,000 5.050%,  3/15/2029 133,562
Micron Technology, Inc.
197,000 5.650%,  11/1/2032 207,075
NCR Atleos Corporation
133,000 9.500%,  4/1/2029
c
144,355
NCR Voyix Corporation
244,000 5.000%,  10/1/2028
c
242,261
151,000 5.125%,  4/15/2029
c
149,937
Neptune Bidco US, Inc.
356,000 9.290%,  4/15/2029
c
356,608
133,000 10.375%,  5/15/2031
c
136,370
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 497,287
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 480,782
480,000 3.250%,  5/11/2041 363,930
Open Text Corporation
207,000 3.875%,  12/1/2029
c
196,449
Open Text Holdings, Inc.
268,000 4.125%,  2/15/2030
c
256,160
Oracle Corporation
615,000 6.900%,  11/9/2052 607,697
558,000 5.250%,  2/3/2032 557,924
449,000 4.800%,  9/26/2032 433,475

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Technology  0.4% - continued
$ 290,000 4.700%,  9/27/2034 $ 268,912
505,000 5.875%,  9/26/2045 456,078
1,250,000 4.000%,  7/15/2046 866,488
Paychex, Inc.
166,000 5.600%,  4/15/2035 173,851
PayPal Holdings, Inc.
542,000 5.500%,  6/1/2054
b
525,864
Pitney Bowes, Inc.
83,000 6.875%,  3/15/2027
c
83,054
RingCentral, Inc.
459,000 8.500%,  8/15/2030
c
486,579
Rocket Software, Inc.
199,000 9.000%,  11/28/2028
c
205,200
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 676,308
S&P Global, Inc.
200,000 4.800%,  12/4/2035
c
199,383
Sabre GLBL, Inc.
176,000 11.125%,  7/15/2030
c
145,916
Seagate Data Storage Technology,
Private Ltd.
327,350 9.625%,  12/1/2032
c
371,634
119,000 5.750%,  12/1/2034
c
121,960
Sensata Technologies BV
243,000 4.000%,  4/15/2029
c
237,093
Sensata Technologies, Inc.
177,000 4.375%,  2/15/2030
c
172,876
95,000 3.750%,  2/15/2031
c
89,155
84,000 6.625%,  7/15/2032
c
87,954
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
400,000 6.750%,  8/15/2032
c
412,997
SS&C Technologies, Inc.
301,000 5.500%,  9/30/2027
c
301,272
87,000 6.500%,  6/1/2032
c
90,516
Synopsys, Inc.
502,000 5.700%,  4/1/2055 497,979
UKG, Inc.
165,000 6.875%,  2/1/2031
c
169,490
Verisk Analytics, Inc.
260,000 5.250%,  3/15/2035 264,588
Viavi Solutions, Inc.
178,000 3.750%,  10/1/2029
c
170,368
WULF Compute, LLC
177,000 7.750%,  10/15/2030
c
182,354
Xerox Corporation
202,000 10.250%,  10/15/2030
b,c
193,263
Total 35,793,078
Transportation  0.1%
Air Canada
173,000 3.875%,  8/15/2026
c
172,175
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
163,833 5.500%,  4/20/2026
c
164,066
416,767 5.750%,  4/20/2029
c
424,410
Avianca Midco 2 plc
340,000 9.000%,  12/1/2028
c
342,264
200,000 9.625%,  2/14/2030
c
200,680
Principal
Amount Long-Term Fixed Income  18.5% Value
Transportation  0.1% - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 216,000 5.375%,  3/1/2029
b,c
$ 210,741
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 454,467
15,000 5.750%,  5/1/2040 15,851
625,000 4.450%,  3/15/2043 555,746
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 541,302
DCLI Bidco, LLC
329,000 7.750%,  11/15/2029
c
338,185
Delta Air Lines, Inc.
407,000 5.250%,  7/10/2030 418,220
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
c
1,348,138
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
c
601,136
Norfolk Southern Corporation
577,000 5.100%,  5/1/2035 589,331
OneSky Flight, LLC
424,000 8.875%,  12/15/2029
c
453,737
Rand Parent, LLC
436,000 8.500%,  2/15/2030
c
454,248
RXO, Inc.
164,000 7.500%,  11/15/2027
c
167,619
Ryder System, Inc.
464,000 4.850%,  6/15/2030 473,361
Star Leasing Company, LLC
171,000 7.625%,  2/15/2030
c
159,068
Stena International SA
265,000 7.250%,  1/15/2031
c
270,143
Stonepeak Nile Parent, LLC
131,000 7.250%,  3/15/2032
c
138,637
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 720,271
United Airlines, Inc.
805,000 4.625%,  4/15/2029
c
801,508
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
c
102,751
223,000 9.500%,  6/1/2028
b,c
230,645
194,000 6.375%,  2/1/2030
b,c
184,620
Watco Companies, LLC/Watco
Finance Corporation
177,000 7.125%,  8/1/2032
c
185,373
Total 10,718,693
U.S. Government & Agencies  6.0%
U.S. Treasury Bonds
3,149,000 3.625%,  5/15/2053 2,547,369
13,000,000 4.750%,  8/15/2055 12,780,625
14,500,000 4.750%,  11/15/2053 14,234,355
19,150,000 5.250%,  11/15/2028 20,038,680
2,975,000 4.375%,  5/15/2040 2,924,448
44,475,000 1.375%,  11/15/2040 28,867,055
1,340,000 3.000%,  5/15/2042 1,078,333
5,750,000 3.250%,  5/15/2042 4,795,410
1,185,000 3.375%,  5/15/2044 977,995
68,726,000 2.500%,  5/15/2046 47,667,924

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
U.S. Government & Agencies  6.0% - continued
$ 39,200,000 2.875%,  5/15/2049 $ 28,121,406
U.S. Treasury Notes
14,000,000 2.500%,  2/28/2026 13,972,695
38,900,000 4.375%,  7/31/2026 39,081,440
9,500,000 3.500%,  9/30/2026 9,493,048
20,000,000 3.500%,  9/30/2027 20,003,906
7,285,000 2.250%,  11/15/2027 7,123,364
13,950,000 3.875%,  12/31/2027 14,054,080
1,500,000 0.750%,  1/31/2028 1,418,262
30,100,000 3.500%,  1/31/2028 30,105,879
15,300,000 3.625%,  3/31/2028 15,340,641
72,550,000 2.875%,  5/15/2028 71,515,596
21,000,000 4.375%,  8/31/2028 21,443,789
9,500,000 3.500%,  9/30/2029 9,455,840
12,000,000 3.625%,  8/31/2030 11,957,344
61,100,000 3.625%,  9/30/2030 60,863,715
270,000 1.375%,  11/15/2031 235,185
32,000,000 4.500%,  11/15/2033 33,041,250
Total 523,139,634
Utilities  0.4%
AEP Texas, Inc.
190,000 5.850%,  10/15/2055 186,459
AES Corporation
262,000 7.600%,  1/15/2055
d
266,823
1,227,000 3.950%,  7/15/2030
c
1,197,593
Algonquin Power & Utilities
Corporation
620,000 4.750%,  1/18/2082
d
611,424
Alpha Generation, LLC
149,000 6.750%,  10/15/2032
c
154,243
American Electric Power
Company, Inc.
225,000 6.050%,  3/15/2056
d
221,069
American Water Capital
Corporation
254,000 5.700%,  9/1/2055 254,332
Atmos Energy Corporation
150,000 5.000%,  12/15/2054 136,428
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,010,421
Calpine Corporation
353,000 4.500%,  2/15/2028
c
353,234
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 801,877
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 498,178
1,250,000 4.125%,  5/15/2049 992,909
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 336,017
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 842,271
Dominion Energy, Inc.
81,000 6.875%,  2/1/2055
d
84,194
81,000 7.000%,  6/1/2054
d
87,703
DTE Electric Company
965,000 3.700%,  3/15/2045 754,937
475,000 3.700%,  6/1/2046 364,802
Principal
Amount Long-Term Fixed Income  18.5% Value
Utilities  0.4% - continued
Duke Energy Carolinas, LLC
$ 1,050,000 3.700%,  12/1/2047 $ 792,725
Duke Energy Corporation
117,000 6.450%,  9/1/2054
d
122,801
918,000 5.450%,  6/15/2034 955,907
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 659,842
Enel Finance International NV
629,000 5.125%,  6/26/2029
c
645,043
Entergy Louisiana, LLC
175,000 5.800%,  3/15/2055 175,868
Exelon Corporation
410,000 4.700%,  4/15/2050 350,896
983,000 4.450%,  4/15/2046 824,626
FirstEnergy Corporation
769,000 4.850%,  7/15/2047 676,979
Georgia Power Company
523,000 4.950%,  5/17/2033 533,230
303,000 5.250%,  3/15/2034 312,824
Hawaiian Electric Company, Inc.
89,000 6.000%,  10/1/2033
c
90,240
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 731,618
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
c
404,220
Lightning Power, LLC
326,000 7.250%,  8/15/2032
c
346,652
Long Ridge Energy, LLC
395,000 8.750%,  2/15/2032
c
420,454
MidAmerican Energy Company
706,000 5.850%,  9/15/2054 726,266
National Rural Utilities Cooperative
Finance Corporation
292,000 3.700%,  3/15/2029 288,360
NextEra Energy Capital Holdings,
Inc.
572,000 5.900%,  3/15/2055 578,288
213,000 5.300%,  3/15/2032 221,839
NiSource, Inc.
82,000 6.375%,  3/31/2055
d
84,925
211,000 5.750%,  7/15/2056
d
212,367
900,000 5.650%,  2/1/2045 893,760
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
c
134,907
240,000 5.250%,  6/15/2029
c
240,646
89,000 5.750%,  7/15/2029
c
88,564
138,000 6.000%,  2/1/2033
c
140,732
701,000 5.750%,  1/15/2034
c
708,129
271,000 6.250%,  11/1/2034
c
278,321
Pacific Gas and Electric Company
618,000 5.550%,  5/15/2029 637,635
538,000 4.550%,  7/1/2030 535,689
300,000 5.800%,  5/15/2034 311,570
PG&E Corporation
137,000 5.000%,  7/1/2028 136,621
PPL Capital Funding, Inc.
640,000 5.250%,  9/1/2034 655,423
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 443,746

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.5% Value
Utilities  0.4% - continued
Public Service Company of
Colorado
$ 779,000 4.500%,  6/1/2052 $ 648,941
Public Service Enterprise Group,
Inc.
834,000 4.900%,  3/15/2030 852,809
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 755,602
Southern California Edison
Company
224,000 5.450%,  3/1/2035 227,107
Southern Company
983,000 5.113%,  8/1/2027 998,716
885,000 4.850%,  3/15/2035 874,117
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 516,568
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 480,562
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
c
348,330
89,000 6.250%,  2/1/2034
c
90,772
89,000 6.500%,  2/1/2036
c
92,034
TerraForm Power Operating, LLC
662,000 5.000%,  1/31/2028
c
661,392
TransAlta Corporation
275,000 5.875%,  2/1/2034 276,900
Virginia Electric and Power
Company
222,000 5.350%,  1/15/2054 208,126
850,000 4.600%,  12/1/2048 729,597
Vistra Corporation
163,000 8.000%,  10/15/2026
c,d,i
167,098
407,000 7.000%,  12/15/2026
c,d,i
414,108
Vistra Operations Company, LLC
328,000 5.000%,  7/31/2027
c
328,755
742,000 5.250%,  10/15/2035
c
739,619
VoltaGrid, LLC
133,000 7.375%,  11/1/2030
c
131,769
Xcel Energy, Inc.
462,000 4.600%,  6/1/2032 459,469
257,000 5.600%,  4/15/2035 266,141
Total 34,785,159
Total Long-Term Fixed Income
(cost $1,686,700,504) 1,619,668,664
Shares
l
Private Equity Funds 1.6% Value
Secondary  1.6%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,m
17,438,411
__ ASF IX, LP
*,a,m
21,233,525
__ ASF VIII Sidecar (Cayman), LP
*,a,m
3,562,293
__ Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,a,m
20,398,337
__ LCP X (Offshore), LP
*,a,m
42,618,737
Shares
l
Private Equity Funds 1.6% Value
Secondary  1.6% - continued
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,m
$ 35,783,928
Total 141,035,231
Total Private Equity Funds
(cost $108,871,671) 141,035,231
Shares
Collateral Held for Securities
Loaned 0.1% Value
11,646,481 Thrivent Cash Management Trust 11,646,481
Total Collateral Held for
Securities Loaned
(cost $11,646,481) 11,646,481
Shares or
Principal
Amount Short-Term Investments 12.0% Value
Federal Home Loan Bank Discount
Notes
800,000 3.855%, 1/2/2026
n,o
799,844
1,400,000 3.866%, 1/9/2026
n,o
1,398,772
2,100,000 3.646%, 1/30/2026
n,o
2,093,858
300,000 3.787%, 2/11/2026
n,o
298,766
200,000 3.780%, 2/18/2026
n,o
199,040
17,900,000 3.541%, 2/20/2026
n,o
17,810,612
200,000 3.755%, 2/25/2026
n,o
198,903
7,300,000 3.788%, 2/27/2026
n,o
7,258,542
100,000 3.540%, 3/13/2026
n,o
99,296
200,000 3.530%, 3/19/2026
n,o
198,475
10,300,000 3.570%, 3/20/2026
n,o
10,220,438
Federal Home Loan Mortgage
Corporation Discount Notes
14,200,000 3.790%, 1/26/2026
n,o
14,164,003
1,000,000 3.780%, 2/2/2026
n,o
996,769
2,600,000 3.577%, 3/9/2026
n,o
2,582,713
1,400,000 3.560%, 3/12/2026
n,o
1,390,281
9,600,000 3.565%, 3/23/2026
n,o
9,523,029
Federal National Mortgage
Association Discount Notes
20,000,000 3.622%, 3/2/2026
n,o
19,880,711
14,400,000 3.552%, 3/18/2026
n,o
14,291,584
State Street Institutional U.S.
Government Money Market
Fund
262,012,828 3.740%
n
262,012,829
Thrivent Core Short-Term Reserve
Fund
67,985,525 4.050% 679,855,248
U.S. Treasury Bills
1,900,000 3.854%, 1/8/2026
n,p
1,898,900
1,500,000 3.530%, 3/19/2026
n,p
1,488,832
100,000 3.545%, 3/26/2026
n,p
99,189
Total Short-Term Investments
(cost $1,048,699,888) 1,048,760,634
Total Investments (cost
$6,909,710,123) 100.3% $8,798,963,844
Other Assets and Liabilities, Net
(0.3%) (23,210,790)
Total Net Assets 100.0% $8,775,753,054

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $322,284,238 or
3.7% of total net assets.
d Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Denotes investments purchased on a when-issued or
delayed-delivery basis.
l Private equity fund partnerships do not issue shares.
m Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderate Allocation Portfolio as of December 31, 2025 was
$141,269,231 or 1.61% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 13,539,574
ASF IX, LP  3/18/2024 17,675,108
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,968,188
Credit Suisse Group AG  9/5/2018 900,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 15,008,000
LCP X (Offshore), LP  10/25/2023 30,926,951
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 28,753,850
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 11,045,604
Common Stock 197,372
Total lending $11,242,976
Gross amount payable upon return of
collateral for securities loaned $11,646,481
Net amounts due to counterparty $403,505
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,984,436,258
Gross unrealized depreciation (158,150,940)
Net unrealized appreciation (depreciation) $ 1,826,285,318
Cost for federal income tax purposes $ 6,961,875,017

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,288,022,654 3,288,022,654 – –
U.S. Unaffiliated 36,004,470 36,004,470 – –
Common Stock
Communications Services 312,041,995 311,398,279 643,716 –
Consumer Discretionary 294,601,608 294,601,608 – –
Consumer Staples 61,801,300 61,801,300 – –
Energy 44,045,448 44,045,448 – –
Financials 300,524,623 300,524,623 – –
Health Care 229,508,168 229,508,168 – –
Industrials 193,075,394 192,959,616 115,778 –
Information Technology 893,249,714 890,092,155 3,157,559 –
Materials 39,325,263 39,155,214 170,049 –
Real Estate 37,846,760 37,846,760 – –
Utilities 34,764,233 34,764,233 – –
Long-Term Fixed Income
Asset-Backed Securities 43,798,805 – 43,798,805 –
Basic Materials 12,076,641 – 12,076,641 –
Capital Goods 28,944,132 – 28,944,132 –
Collateralized Mortgage Obligations 103,821,934 – 103,821,934 –
Commercial Mortgage-Backed Securities 29,227,187 – 29,227,187 –
Communications Services 38,573,308 – 38,573,308 –
Consumer Cyclical 52,740,553 – 52,740,553 –
Consumer Non-Cyclical 56,805,406 – 56,805,406 –
Energy 41,216,546 – 41,216,546 –
Financials 138,977,679 – 138,977,679 –
Foreign Government 2,410,785 – 2,410,785 –
Mortgage-Backed Securities 466,639,124 – 466,639,124 –
Technology 35,793,078 – 35,793,078 –
Transportation 10,718,693 – 10,718,693 –
U.S. Government & Agencies 523,139,634 – 523,139,634 –
Utilities 34,785,159 – 34,785,159 –
Private Equity Funds
Secondary 141,035,231 – – 141,035,231
Short-Term Investments 368,905,386 262,012,829 106,892,557 –
Subtotal Investments in Securities $7,894,420,911 $6,022,737,357 $1,730,648,323 $141,035,231
Other Investments  * Total
Affiliated Short-Term Investments 679,855,248
U.S. Affiliated Registered Investment Cos. 213,041,204
Collateral Held for Securities Loaned 11,646,481
Subtotal Other Investments $904,542,933
Total Investments at Value $8,798,963,844
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,493,064 11,493,064 – –
Credit Default Swaps 116,824 – 116,824 –
Total Asset Derivatives $11,609,888 $11,493,064 $116,824 $–
Liability Derivatives
Futures Contracts 22,413,397 20,689,423 1,723,974 –
Total Liability Derivatives $22,413,397 $20,689,423 $1,723,974 $–
Investments in
Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
12/31/2025
Private Equity Funds
 Secondary $81,176,498 $- $18,119,150 $60,304,798 $(18,565,215) $- $- $141,035,231
Total  $81,176,498 $- $18,119,150 $60,304,798 $(18,565,215) $- $- $141,035,231
 Investments in Securities
Ending
 Value
12/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary 141,035,231
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  141,035,231

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$103,935,636 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 968 March 2026 $ 109,517,678 ( $ 678,178)
CBOT 2-Yr. U.S. Treasury Note 1,010 March 2026 210,953,817 (76,866)
CBOT 5-Yr. U.S. Treasury Note 1,399 March 2026 153,398,652 (481,391)
CBOT U.S. Long Bond 360 March 2026 42,007,009 (393,259)
CME E-mini Russell 2000 Index 36 March 2026 4,692,522 (196,122)
CME E-mini S&P 500 Index 3,933 March 2026 1,369,977,400 (14,567,275)
CME E-mini S&P Mid-Cap 400 Index 8 March 2026 2,734,009 (73,849)
CME Ultra Long Term U.S. Treasury Bond 377 March 2026 45,225,160 (739,160)
Ultra 10-Yr. U.S. Treasury Note 394 March 2026 45,606,014 (289,856)
Total Futures Long Contracts $ 1,984,112,261 ( $ 17,495,956)
CME E-mini Russell 2000 Index (925) March 2026 ( $ 120,876,976) $ 5,344,476
CME E-mini S&P Mid-Cap 400 Index (806) March 2026 (274,159,708) 6,148,588
CME Euro Foreign Exchange Currency (542) March 2026 (79,150,065) (659,435)
Eurex Euro STOXX 50 Index (1,932) March 2026 (130,531,702) (1,723,974)
ICE mini MSCI EAFE Index (2,358) March 2026 (340,444,778) (1,712,812)
ICE US mini MSCI Emerging Markets Index (1,465) March 2026 (102,563,830) (821,220)
Total Futures Short Contracts ( $ 1,047,727,059) $6,575,623
Total Futures Contracts $ 936,385,202 ($10,920,333)

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderate Allocation Portfolio's credit default swap contracts held as of December 31, 2025. Investments totaling
$3,486,921 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 37,952,000) $ – $ 116,824 $ 116,824
Total Credit Default Swaps $– $116,824 $116,824
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 11,493,064
Total Equity Contracts 11,493,064
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 116,824
Total Credit Contracts 116,824
Total Asset Derivatives $11,609,888
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 659,435
Total Foreign Exchange Contracts 659,435
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 19,095,252
Total Equity Contracts 19,095,252
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,658,710
Total Interest Rate Contracts 2,658,710
Total Liability Derivatives $22,413,397
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 86,401,878
Total Return Swaps Net realized gains/(losses) on Swap agreements (1,441,869)
Total Equity Contracts
84,960,009
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (9,837,673)
Total Foreign Exchange Contracts (9,837,673)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 9,096,514
Total Interest Rate Contracts
9,096,514
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 3,448,653
Total Credit Contracts
3,448,653
Total $87,667,503
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,452,392)
Total Foreign Exchange Contracts (2,452,392)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,388,177
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,776,943
Total Equity Contracts 9,165,120
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 838,846
Total Interest Rate Contracts 838,846
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 116,824
Total Credit Contracts 116,824
Total $7,668,398
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,606,213,103
Futures - Short (964,187,382)
Total Return Swaps - Short (1,049,097)
Interest Rate Contracts
Futures - Long 587,327,781
Futures - Short (156,963)
Foreign Exchange Contracts
Futures - Short (94,441,254)
Credit Contracts
Credit Default Swaps - Sell Protection 1,853,172

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $147,942 $8,158 $32,123 $135,474 15,308 1.6%
Core Emerging Markets Equity 58,114 2,476 – 77,567 6,469 0.9
Core Low Volatility Equity 6,121 – 6,683 – – –
Core Mid Cap Value 110,125 – 112,140 – – –
Global Stock 548,857 62,664 – 663,109 40,897 7.6
High Yield 111,350 6,664 20,467 99,623 23,335 1.1
Income 322,135 13,416 77,899 266,491 29,553 3.0
International Equity 306,451 7,970 – 401,061 32,704 4.6
International Index 69,162 1,814 – 90,709 5,289 1.0
Large Cap Value 1,022,828 148,300 – 1,223,817 49,991 13.9
Mid Cap Stock 393,239 44,397 190,010 212,005 10,722 2.4
Mid Cap Value ETF
1
– 45,042 – 44,728 2,959 0.5
Short-Term Bond 184,322 6,976 40,569 153,582 15,458 1.8
Small Cap Stock 188,456 11,390 73,000 114,065 6,058 1.3
Small Cap Value ETF
2
53,644 2,152 34,010 18,833 709 0.2
Total U.S. Affiliated Registered Investment
Companies 3,522,746 3,501,064 39.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 1,430,631 503,067 1,253,843 679,855 67,986 7.8
Total Affiliated Short-Term Investments 1,430,631 679,855 7.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,075 791,383 789,812 11,646 11,646 0.1
Total Collateral Held for Securities Loaned 10,075 11,646 0.1
Total Value $4,963,452 $4,192,565
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($6,053) $17,550 $ – $8,157
Core Emerging Markets Equity – 16,977 – 2,476
Core Low Volatility Equity 1,288 (726) – –
Core Mid Cap Value 14,621 (12,606) – –
Global Stock – 51,588 52,054 10,611
High Yield (2,574) 4,650 – 6,665
Income (8,209) 17,048 – 13,304
International Equity – 86,640 – 7,969
International Index – 19,733 – 1,813
Large Cap Value – 52,689 131,088 17,211
Mid Cap Stock 19,035 (54,656) 41,269 3,128
Mid Cap Value ETF
1
– (314) – 54
Short-Term Bond 80 2,773 – 6,975
Small Cap Stock (3,504) (9,277) 10,312 1,078
Small Cap Value ETF
2
3,404 (6,357) 1,743 463
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 67 (67) – 39,532
Total Income/Non Cash Income from Affiliated
Investments $119,436
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 73
Total Affiliated Income from Securities Loaned, Net $73
Total Value $18,155 $185,645 $ 236,466
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   44.3% Value
U.S. Affiliated   43.9%
6,326,045 Thrivent Core Emerging Markets
Debt Fund $ 55,985,495
14,333,932 Thrivent Core Emerging Markets
Equity Fund 171,863,843
5,596,749 Thrivent Core International Equity
Fund 68,616,145
45,420,108 Thrivent Global Stock Portfolio 736,455,259
9,673,663 Thrivent High Yield Portfolio 41,298,802
12,166,610 Thrivent Income Portfolio 109,712,406
54,775,892 Thrivent International Equity
Portfolio 671,733,198
3,761,011 Thrivent International Index
Portfolio 64,503,971
40,188,815 Thrivent Large Cap Value Portfolio 983,842,285
14,551,575 Thrivent Mid Cap Stock Portfolio 287,729,756
4,022,841 Thrivent Mid Cap Value ETF 60,816,103
6,402,652 Thrivent Short-Term Bond Portfolio 63,614,828
9,093,734 Thrivent Small Cap Stock Portfolio 171,213,182
1,223,283 Thrivent Small Cap Value ETF 32,506,421
Total 3,519,891,694
U.S. Unaffiliated   0.4%
16,543 Invesco QQQ Trust Series 1 10,162,530
10,057 Invesco Senior Loan ETF
a
211,197
6,793 iShares Biotechnology ETF 1,146,455
5,800 iShares Broad USD High Yield
Corporate Bond ETF 216,891
493 iShares Semiconductor ETF 148,467
31,393 SPDR S&P 500 ETF Trust 21,407,515
2,858 State Street Health Care Select
Sector SPDR ETF 442,418
17,150 State Street SPDR S&P Biotech
ETF 2,091,099
2,728 VanEck Semiconductor ETF 982,435
Total 36,809,007
Total Registered Investment
Companies (cost $2,581,925,988) 3,556,700,701
Shares Common Stock 31.6% Value
Communications Services  3.8%
249,712 Alphabet, Inc., Class A 78,159,856
239,887 Alphabet, Inc., Class C 75,276,541
141,743 AT&T, Inc. 3,520,896
2,239 CarGurus, Inc.
b
85,866
69,641 Comcast Corporation 2,081,570
342 Fox Corporation, Class A 24,990
1,637 Fox Corporation, Class B 106,290
442 Globalstar, Inc.
b
26,980
4,074 Iridium Communications, Inc. 70,806
6,889 Liberty Global, Ltd., Class A
b
76,743
1,075 Liberty Media Corporation-Liberty
Formula One
b
105,898
18,160 Lumen Technologies, Inc.
b
141,103
266 Madison Square Garden Sports
Corporation
b
68,801
6,745 Magnite, Inc.
b
109,471
43,305 Match Group, Inc. 1,398,318
122,160 Meta Platforms, Inc. 80,636,594
340,627 Netflix, Inc.
b
31,937,188
12,096 New York Times Company 839,704
53,406 News Corporation, Class A 1,394,965
768 Omnicom Group, Inc. 62,016
Shares Common Stock  31.6% Value
Communications Services  3.8% - continued
28,312 Pinterest, Inc.
b
$ 732,998
5,061 Reddit, Inc.
b
1,163,372
13,206 ROBLOX Corporation
b
1,070,082
1,459 Roku, Inc.
b
158,287
22,373 Spotify Technology SA
b
12,992,225
479 Take-Two Interactive Software,
Inc.
b
122,638
8,237 T-Mobile US, Inc. 1,672,440
1,592 Trade Desk, Inc.
b
60,432
29,659 Uniti Group, Inc.
b
207,910
48,850 Universal Music Group NV 1,273,510
62,849 Verizon Communications, Inc. 2,559,840
36,843 Walt Disney Company 4,191,628
85,312 Warner Brothers Discovery, Inc.
b
2,458,692
77,995 Warner Music Group Corporation 2,392,107
Total 307,180,757
Consumer Discretionary  3.7%
329,802 ADT, Inc. 2,661,502
1,626 Advance Auto Parts, Inc. 63,902
549,705 Amazon.com, Inc.
b
126,882,908
8,922 American Eagle Outfitters, Inc. 235,273
55,661 Aptiv plc
b
4,235,245
5,279 Aramark 194,584
446 Asbury Automotive Group, Inc.
b
103,708
802 Autoliv, Inc. 95,197
12,635 Bath & Body Works, Inc. 253,711
1,812 Best Buy Company, Inc. 121,277
797 Booking Holdings, Inc. 4,268,198
6,255 Boot Barn Holdings, Inc.
b
1,103,820
19,247 BorgWarner, Inc. 867,270
254 Brinker International, Inc.
b
36,454
3,355 Buckle, Inc. 179,224
16,352 Build-A-Bear Workshop, Inc. 1,001,887
4,803 CarMax, Inc.
b
185,588
6,306 Carnival Corporation
b
192,585
95 Cavco Industries, Inc.
b
56,120
10,935 Champion Homes, Inc.
b
924,008
6,751 Chewy, Inc.
b
223,121
2,303 Chipotle Mexican Grill, Inc.
b
85,211
8,003 Churchill Downs, Inc. 910,581
10,756 Columbia Sportswear Company 592,548
4,471 Coursera, Inc.
b
32,907
13,910 D.R. Horton, Inc. 2,003,457
5,413 Dana, Inc. 128,613
246 Darden Restaurants, Inc. 45,269
297 Domino's Pizza, Inc. 123,796
59,076 DoorDash, Inc.
b
13,379,532
427 Dorman Products, Inc.
b
52,602
402 Duolingo, Inc.
b
70,551
1,952 eBay, Inc. 170,019
2,826 Etsy, Inc.
b
156,673
656 Five Below, Inc.
b
123,564
27,835 Ford Motor Company 365,195
4,922 Fox Factory Holding Corporation
b
84,215
12,104 Frontdoor, Inc.
b
698,280
8,960 Gap, Inc. 229,376
3,114 Garmin, Ltd. 631,675
5,831 Garrett Motion, Inc. 101,634
40,050 General Motors Company 3,256,866
10,963 Gentex Corporation 255,109
502 GigaCloud Technology, Inc.
b
19,719
15,087 Goodyear Tire & Rubber
Company
b
132,162
2,076 Grand Canyon Education, Inc.
b
345,260

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.6% Value
Consumer Discretionary  3.7% - continued
28,448 Hilton Worldwide Holdings, Inc. $ 8,171,688
43,033 Home Depot, Inc. 14,807,655
7,356 Installed Building Products, Inc. 1,908,073
27,195 Laureate Education, Inc.
b
915,656
1,095 Lear Corporation 125,487
3,698 Life Time Group Holdings, Inc.
b
98,293
513 Lithia Motors, Inc. 170,485
14,301 Lowe's Companies, Inc. 3,448,829
573 Lululemon Athletica, Inc.
b
119,075
395 M/I Homes, Inc.
b
50,540
6,773 Macy's, Inc. 149,345
19,906 Mattel, Inc.
b
394,935
5,485 McDonald's Corporation 1,676,381
1,196 MGM Resorts International
b
43,642
5,040 Mohawk Industries, Inc.
b
550,872
140 NVR, Inc.
b
1,020,988
56,641 O'Reilly Automotive, Inc.
b
5,166,226
752 Planet Fitness, Inc.
b
81,569
554 PulteGroup, Inc. 64,962
1,651 Ralph Lauren Corporation 583,810
809 Red Rock Resorts, Inc. 50,118
41,203 Ross Stores, Inc. 7,422,308
1,892 Service Corporation International/
US 147,519
20,149 SharkNinja, Inc.
b
2,254,673
6,747 Sonos, Inc.
b
118,477
89,007 Sony Group Corporation ADR 2,278,579
1,302 Strategic Education, Inc. 104,420
15,714 Tapestry, Inc. 2,007,778
672 Taylor Morrison Home Corporation
b
39,561
128,044 Tesla, Inc.
b
57,583,948
15,821 Texas Roadhouse, Inc. 2,626,286
9,123 TJX Companies, Inc. 1,401,384
2,515 Toll Brothers, Inc. 340,078
3,469 TopBuild Corporation
b
1,447,232
775 Travel + Leisure Company 54,661
681 Ulta Beauty, Inc.
b
412,012
40,935 Universal Technical Institute, Inc.
b
1,069,632
546 Urban Outfitters, Inc.
b
41,092
5,846 VF Corporation 105,696
21,624 Viking Holdings, Ltd.
b
1,544,170
898 Visteon Corporation 85,400
1,118 Wayfair, Inc.
b
112,258
15,136 Wendy's Company 126,083
10,537 Wingstop, Inc. 2,512,969
570 Winmark Corporation 230,816
32,634 Wyndham Hotels & Resorts, Inc. 2,465,825
10,720 Wynn Resorts, Ltd. 1,289,938
1,602 Yum! Brands, Inc. 242,351
Total 295,544,171
Consumer Staples  0.8%
4,824 Albertsons Companies, Inc. 82,828
42,073 Altria Group, Inc. 2,425,929
942 Archer-Daniels-Midland Company 54,156
3,561 BellRing Brands, Inc.
b
95,185
1,101 BJ's Wholesale Club Holdings,
Inc.
b
99,123
1,315 Campbell's Company 36,649
3,180 Casey's General Stores, Inc. 1,757,618
3,442 Central Garden & Pet Company,
Class A
b
100,472
9,532 Chefs' Warehouse, Inc.
b
594,129
3,391 Church & Dwight Company, Inc. 284,335
11,142 Colgate-Palmolive Company 880,441
Shares Common Stock  31.6% Value
Consumer Staples  0.8% - continued
10,295 Conagra Brands, Inc. $ 178,206
10,126 Costco Wholesale Corporation 8,732,055
63,533 Coty, Inc.
b
195,682
3,799 Darling Ingredients, Inc.
b
136,764
1,533 Ingredion, Inc. 169,029
1,900 John B. Sanfilippo & Son, Inc. 134,140
110,121 Keurig Dr Pepper, Inc. 3,084,489
587 Kimberly-Clark Corporation 59,222
2,666 Kroger Company 166,572
3,279 Lamb Weston Holdings, Inc. 137,357
5,956 Maplebear, Inc.
b
267,901
845 Marzetti Company 138,935
2,639 McCormick & Company, Inc. 179,742
2,134 Molson Coors Beverage Company 99,615
12,777 Monster Beverage Corporation
b
979,613
18,357 PepsiCo, Inc. 2,634,597
15,510 Philip Morris International, Inc. 2,487,804
1,406 Primo Brands Corporation 22,988
42,504 Procter & Gamble Company 6,091,248
4,221 Simply Good Foods Company
b
84,758
2,809 Smithfield Foods, Inc. 62,725
854 Sprouts Farmers Markets, Inc.
b
68,038
46,428 Sysco Corporation 3,421,279
1,554 Turning Point Brands, Inc. 168,454
2,739 Tyson Foods, Inc. 160,560
65,639 Unilever plc ADR 4,292,791
943 Universal Corporation 49,743
1,283 US Foods Holding Corporation
b
96,636
31,250 Vita Coco Company, Inc.
b
1,656,562
218,997 Walmart, Inc. 24,398,456
Total 66,766,826
Energy  0.7%
127,328 Antero Midstream Corporation 2,265,165
9,761 Antero Resources Corporation
b
336,364
13,876 APA Corporation 339,407
4,751 Archrock, Inc. 123,621
28,461 Baker Hughes Company 1,296,114
1,381 Cactus, Inc. 63,084
398 California Resources Corporation 17,795
11,250 Cheniere Energy, Inc. 2,186,887
1,486 Chord Energy Corporation 137,752
129,282 ConocoPhillips 12,102,088
100,658 Devon Energy Corporation 3,687,103
30,697 DHT Holdings, Inc. 374,810
865 Diamondback Energy, Inc. 130,035
3,462 DT Midstream, Inc. 414,332
113,605 Enterprise Products Partners, LP 3,642,176
14,772 EOG Resources, Inc. 1,551,208
2,393 EQT Corporation 128,265
2,982 Expand Energy Corporation 329,094
79,304 Exxon Mobil Corporation 9,543,443
4,414 Gulfport Energy Corporation
b
918,068
82,283 Halliburton Company 2,325,318
9,969 Hess Midstream, LP 343,930
3,556 HF Sinclair Corporation 163,860
101,128 Kinder Morgan, Inc. 2,780,009
3,309 Kodiak Gas Services, Inc. 123,757
11,852 Marathon Petroleum Corporation 1,927,491
2,250 Matador Resources Company 95,490
121 Noble Corporation plc 3,417
2,955 NOV, Inc. 46,187
1,249 Occidental Petroleum Corporation 51,359
701 Oceaneering International, Inc.
b
16,845
3,414 ONEOK, Inc. 250,929

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.6% Value
Energy  0.7% - continued
9,486 Ovintiv, Inc. $ 371,756
14,396 Permian Resources Corporation 201,976
2,673 Phillips 66 344,924
7,170 Range Resources Corporation 252,814
957 Ranger Energy Services, Inc. 13,379
1,620 Scorpio Tankers, Inc. 82,345
1,854 SLB, Ltd. 71,157
8,311 SM Energy Company 155,416
4,602 Talos Energy, Inc.
b
50,714
221 Targa Resources Corporation 40,774
40,060 TechnipFMC plc 1,785,074
761 Valero Energy Corporation 123,883
572 Viper Energy, Inc. 22,096
43,875 Williams Companies, Inc. 2,637,326
Total 53,869,037
Financials  4.1%
597 1st Source Corporation 37,307
6,371 Affiliated Managers Group, Inc. 1,836,632
2,032 Affirm Holdings, Inc.
b
151,242
34,223 AGNC Investment Corporation 366,871
16,346 Allstate Corporation 3,402,420
20,467 Ally Financial, Inc. 926,950
23,857 Amalgamated Financial
Corporation 764,140
5,511 Amerant Bancorp, Inc. 107,520
38,626 American Express Company 14,289,689
1,297 American Financial Group, Inc. 177,274
27,191 American International Group, Inc. 2,326,190
24,280 Ameriprise Financial, Inc. 11,905,455
839 Ameris Bancorp 62,313
5,650 Annaly Capital Management, Inc. 126,334
15,924 Arch Capital Group, Ltd.
b
1,527,430
10,661 Ares Management Corporation 1,723,137
2,020 Arrow Financial Corporation 63,428
5,279 Artisan Partners Asset
Management, Inc. 215,066
41,088 Associated Banc-Corp 1,058,427
1,808 Assurant, Inc. 435,457
1,599 Assured Guaranty, Ltd. 143,702
4,497 Atlantic Union Bankshares
Corporation 158,744
2,835 Axis Capital Holdings, Ltd. 303,600
197,718 Bank of America Corporation 10,874,490
668 Bank of N.T. Butterfield & Son, Ltd. 33,280
31,943 Bank of New York Mellon
Corporation 3,708,263
1,736 Bank OZK 79,891
2,300 BankFinancial Corporation 27,600
184 BankUnited, Inc. 8,201
1,659 Bankwell Financial Group, Inc. 76,015
1,690 Banner Corporation 105,895
2,644 Bar Harbor Bankshares 82,096
1,418 BCB Bancorp, Inc. 11,443
18,407 Beacon Financial Corporation 485,393
30,609 Berkshire Hathaway, Inc.
b
15,385,614
3,562 BlackRock, Inc. 3,812,551
16,427 Blue Owl Capital, Inc. 245,419
682 Bread Financial Holdings, Inc. 50,488
5,026 Bridgewater Bancshares, Inc.
b
88,106
618 Brown & Brown, Inc. 49,255
851 Burke & Herbert Financial Services
Corporation 53,026
4,056 Business First Bancshares, Inc. 106,024
17,054 Byline Bancorp, Inc. 497,124
Shares Common Stock  31.6% Value
Financials  4.1% - continued
684 C&F Financial Corporation $ 49,652
3,319 Cadence Bank 142,186
345 Camden National Corporation 14,966
2,012 Capital City Bank Group, Inc. 85,651
26,008 Capital One Financial Corporation 6,303,299
17,489 Capitol Federal Financial, Inc. 119,100
1,775 Carlyle Group, Inc. 104,920
270 Cathay General Bancorp 13,065
7,992 Central Pacific Financial
Corporation 249,031
103,781 Charles Schwab Corporation 10,368,760
2,965 ChoiceOne Financial Services, Inc. 87,527
10,902 Chubb, Ltd. 3,402,732
1,298 Cincinnati Financial Corporation 211,989
14,909 Citigroup, Inc. 1,739,731
1,339 Citizens Financial Group, Inc. 78,211
4,172 Civista Bancshares, Inc. 92,702
1,341 CNB Financial Corporation 35,094
8,182 CNO Financial Group, Inc. 347,490
697 Coinbase Global, Inc.
b
157,620
1,417 Colony Bankcorp, Inc. 25,251
5,817 Columbia Banking System, Inc. 162,585
2,812 Commerce Bancshares, Inc. 147,180
236 Community Financial System, Inc. 13,556
10,846 Community Trust Bancorp, Inc. 612,799
1,214 Community West Bancshares 27,315
11,007 ConnectOne Bancorp, Inc. 288,604
1,194 Cullen/Frost Bankers, Inc. 151,196
8,525 Customers Bancorp, Inc.
b
623,348
2,886 Donnelley Financial Solutions, Inc.
b
134,747
5,694 Dynex Capital, Inc. 79,773
3,624 East West Bancorp, Inc. 407,301
2,028 Eastern Bankshares, Inc. 37,376
3,082 Enact Holdings, Inc. 122,170
7,780 Enova International, Inc.
b
1,223,016
1,876 Enterprise Financial Services
Corporation 101,304
2,926 Equitable Holdings, Inc. 139,424
5,900 Essent Group, Ltd. 383,559
1,097 Euronet Worldwide, Inc.
b
83,493
1,797 Evercore, Inc. 611,429
5,701 F.N.B. Corporation 97,487
301 FactSet Research Systems, Inc. 87,347
6,094 Farmers National Banc
Corporation 81,172
870 Federal Agricultural Mortgage
Corporation 152,746
7,135 Federated Hermes, Inc. 371,519
3,301 Fidelity National Information
Services, Inc. 219,384
5,238 Fifth Third Bancorp 245,191
10,886 Financial Institutions, Inc. 339,317
4,671 First American Financial
Corporation 286,986
50,471 First Bancorp/Puerto Rico 1,046,264
1,649 First Bank/Hamilton, NJ 27,143
1,181 First Citizens BancShares, Inc./NC 2,534,639
7,997 First Financial Bancorp 200,085
1,000 First Financial Bankshares, Inc. 29,870
3,964 First Financial Corporation 239,505
406 First Hawaiian, Inc. 10,272
11,479 First Horizon Corporation 274,348
1,191 First Internet Bancorp 24,856
3,899 First Merchants Corporation 146,134
4,873 First Mid-Illinois Bancshares, Inc. 190,047

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.6% Value
Financials  4.1% - continued
1,284 FirstCash Holdings, Inc. $ 204,644
12,470 Fiserv, Inc.
b
837,610
2,040 Flagstar Bank NA 25,684
4,128 Flushing Financial Corporation 62,622
2,053 Flywire Corporation
b
29,070
7,593 Franklin Resources, Inc. 181,397
9,861 Fulton Financial Corporation 190,613
7,818 Genworth Financial, Inc.
b
70,597
3,519 Glacier Bancorp, Inc. 155,012
1,070 Global Life, Inc. 149,650
761 Global Payments, Inc. 58,901
9,992 Great Southern Bancorp, Inc. 615,107
2,331 Hamilton Lane, Inc. 313,077
1,228 Hancock Whitney Corporation 78,199
11,995 Hanmi Financial Corporation 324,225
579 Hanover Insurance Group, Inc. 105,824
6,662 Hartford Insurance Group, Inc. 918,024
1,723 HBT Financial, Inc. 44,540
4,865 Heritage Financial Corporation 115,057
10,321 Hilltop Holdings, Inc. 350,295
743 Home Bancorp, Inc. 42,945
2,635 Home BancShares, Inc. 73,200
8,603 Hometrust Bancshares, Inc. 369,413
5,281 Horizon Bancorp, Inc. 89,566
19,681 Houlihan Lokey, Inc. 3,428,233
5,342 Huntington Bancshares, Inc./OH 92,684
134 Independent Bank Corporation/MA 9,793
5,650 Independent Bank Corporation/MI 183,794
57,005 Intercontinental Exchange, Inc. 9,232,530
45,524 Invesco, Ltd. 1,195,915
130 Jack Henry & Associates, Inc. 23,722
2,948 Jackson Financial, Inc. 314,404
1,418 Jefferies Financial Group, Inc. 87,873
113,827 JPMorgan Chase & Company 36,677,336
14,512 Kearny Financial Corporation/MD 107,534
2,066 KeyCorp 42,642
3,914 Ladder Capital Corporation 43,015
6,931 Lazard, Inc. 336,569
4,278 LendingClub Corporation
b
81,025
4,524 Lincoln National Corporation 201,454
349 Loews Corporation 36,753
1,561 M&T Bank Corporation 314,510
1,247 MarketAxess Holdings, Inc. 226,019
4,748 Marsh & McLennan Companies,
Inc. 880,849
17,357 Mastercard, Inc. 9,908,764
3,593 Mercantile Bank Corporation 172,823
31,728 MetLife, Inc. 2,504,608
77,265 MGIC Investment Corporation 2,257,683
7,625 Moody's Corporation 3,895,231
88,494 Morgan Stanley 15,710,340
5,543 Morningstar, Inc. 1,204,549
501 MSCI, Inc. 287,439
50,079 Nasdaq, Inc. 4,864,173
3,401 National Bank Holdings
Corporation 129,272
4,500 NBT Bancorp, Inc. 186,840
17,893 NMI Holdings, Inc.
b
729,855
517 Northeast Bank 53,732
3,956 Northeast Community Bancorp,
Inc. 89,445
2,742 Northern Trust Corporation 374,530
7,962 Northfield Bancorp, Inc. 91,006
45,129 Northwest Bancshares, Inc. 541,548
13,055 OFG Bancorp 534,994
Shares Common Stock  31.6% Value
Financials  4.1% - continued
75,777 Old National Bancorp $ 1,690,585
36,329 Old Republic International
Corporation 1,658,056
28,161 Old Second Bancorp, Inc. 549,139
7,983 OneMain Holdings, Inc. 539,252
3,287 Orange County Bancorp, Inc. 93,844
2,557 Origin Bancorp, Inc. 96,169
10,082 Orrstown Financial Services, Inc. 357,104
946 Palomar Holdings, Inc.
b
127,483
67 Park National Corporation 10,196
991 Parke Bancorp, Inc. 24,815
1,542 Paymentus Holdings, Inc.
b
48,712
3,714 PCB Bancorp 80,408
3,461 Peoples Bancorp, Inc./OH 103,934
1,831 Peoples Financial Services
Corporation 89,188
5,231 Pinnacle Financial Partners, Inc. 499,090
458 Piper Sandler Companies 155,587
838 PNC Financial Services Group,
Inc. 174,916
10,170 Popular, Inc. 1,266,368
1,566 Principal Financial Group, Inc. 138,137
11,324 Progressive Corporation 2,578,701
1,644 Prosperity Bancshares, Inc. 113,617
3,227 Provident Financial Services, Inc. 63,733
2,478 Prudential Financial, Inc. 279,717
10,703 Radian Group, Inc. 385,201
1,089 Raymond James Financial, Inc. 174,882
3,075 Regions Financial Corporation 83,332
1,841 Reinsurance Group of America,
Inc. 374,570
1,530 RenaissanceRe Holdings, Ltd. 430,175
599 Renasant Corporation 21,097
19,089 Rithm Capital Corporation 208,070
4,495 RLI Corporation 287,590
115,657 Robinhood Markets, Inc.
b
13,080,807
3,881 S&P Global, Inc. 2,028,172
55,970 SEI Investments Company 4,590,659
834 Selective Insurance Group, Inc. 69,781
399 ServisFirst Bancshares, Inc. 28,644
6,483 Shore Bancshares, Inc. 114,619
1,039 Sierra Bancorp 33,955
8,703 Simmons First National
Corporation 164,052
3,950 South Plains Financial, Inc. 153,260
2,782 Southern Missouri Bancorp, Inc. 164,472
15,330 SouthState Bank Corporation 1,442,706
2,136 Starwood Property Trust, Inc. 38,469
695 State Street Corporation 89,662
3,125 StepStone Group, Inc. 200,531
10,769 Stifel Financial Corporation 1,348,494
17,347 Stock Yards Bancorp, Inc. 1,126,688
322 StoneX Group, Inc.
b
30,632
578 Synchrony Financial 48,223
4,930 Synovus Financial Corporation 246,746
402 Texas Capital Bancshares, Inc.
b
36,397
3,126 Third Coast Bancshares, Inc.
b
118,819
24,231 Toast, Inc.
b
860,443
1,988 Tompkins Financial Corporation 144,170
4,686 Towne Bank/Portsmouth, VA 156,372
12,208 TPG RE Finance Trust, Inc. 105,111
1,226 TPG, Inc. 78,268
10,153 Tradeweb Markets, Inc. 1,091,854
36,613 Triumph Financial, Inc.
b
2,293,072
3,933 U.S. Bancorp 209,865

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.6% Value
Financials  4.1% - continued
1,582 UMB Financial Corporation $ 181,993
2,343 United Bankshares, Inc. 89,971
6,146 United Community Banks, Inc. 191,878
1,724 Unity Bancorp, Inc. 89,165
3,746 Univest Financial Corporation 122,644
7,677 Unum Group 594,967
7,407 Valley National Bancorp 86,514
3,386 Virtu Financial, Inc. 112,822
142,591 Visa, Inc. 50,008,090
3,616 Washington Trust Bancorp, Inc. 106,853
3,710 Webster Financial Corporation 233,507
131,027 Wells Fargo & Company 12,211,716
23,923 WesBanco, Inc. 795,201
2,129 Western Alliance Bancorp 178,985
25,841 Western Union Company
a
240,580
253 Willis Towers Watson plc 83,136
2,338 Wintrust Financial Corporation 326,899
9,030 WisdomTree, Inc. 110,076
218 WSFS Financial Corporation 12,042
24,835 Zions Bancorp NA 1,453,841
Total 325,961,215
Health Care  3.1%
5,963 4D Molecular Therapeutics, Inc.
b
44,723
34,451 AbbVie, Inc. 7,871,709
5,700 Adaptive Biotechnologies
Corporation
b
92,568
57,389 ADMA Biologics, Inc.
b
1,046,775
48,477 Agilent Technologies, Inc. 6,596,265
1,430 Agios Pharmaceuticals, Inc.
b
38,925
2,073 Align Technology, Inc.
b
323,699
1,049 Alkermes plc
b
29,351
3,032 Alnylam Pharmaceuticals, Inc.
b
1,205,675
46,215 Amgen, Inc. 15,126,632
11,253 Amneal Pharmaceuticals, Inc.
b
141,788
1,407 ANI Pharmaceuticals, Inc.
b
111,069
1,946 Anika Therapeutics, Inc.
b
18,701
4,476 Arcus Biosciences, Inc.
b
106,663
1,210 Argenx SE ADR
b
1,017,550
924 Artivion, Inc.
b
42,144
3,231 Aurinia Pharmaceuticals, Inc.
b
51,534
15,489 Avantor, Inc.
b
177,504
2,493 Azenta, Inc.
b
82,917
1,295 Biogen, Inc.
b
227,907
19,579 BioMarin Pharmaceutical, Inc.
b
1,163,580
6,697 Bio-Techne Corporation 393,851
81,817 Boston Scientific Corporation
b
7,801,251
9,015 BridgeBio Pharma, Inc.
b
689,557
17,501 Bruker Corporation 824,472
804 Cardinal Health, Inc. 165,222
4,195 CareDx, Inc.
b
79,034
5,569 Cencora, Inc. 1,880,930
2,993 Charles River Laboratories
International, Inc.
b
597,044
11,371 Cigna Group 3,129,640
11,662 Concentra Group Holdings Parent,
Inc. 229,508
7,721 Cooper Companies, Inc.
b
632,813
682 CorVel Corporation
b
46,151
87,295 Danaher Corporation 19,983,571
112 DaVita, Inc.
b
12,724
6,706 Denali Therapeutics, Inc.
b
110,716
10,393 Dentsply Sirona, Inc. 118,792
16,801 Dexcom, Inc.
b
1,115,082
1,697 Doximity, Inc.
b
75,143
Shares Common Stock  31.6% Value
Health Care  3.1% - continued
4,840 Dyne Therapeutics, Inc.
b
$ 94,670
2,521 Edwards Lifesciences
Corporation
b
214,915
21,159 Elanco Animal Health, Inc.
b
478,828
40,562 Eli Lilly & Company 43,591,170
5,771 Enanta Pharmaceuticals, Inc.
b
91,009
24,061 Encompass Health Corporation 2,553,835
1,872 Exelixis, Inc.
b
82,050
7,223 Fate Therapeutics, Inc.
b
7,097
12,032 Fortrea Holdings, Inc.
b
207,552
1,651 GE HealthCare Technologies, Inc. 135,415
40,939 Gilead Sciences, Inc. 5,024,853
2,926 Globus Medical, Inc.
b
255,469
23,021 GoodRx Holdings, Inc.
b
62,387
9,670 Guardant Health, Inc.
b
987,694
23,369 HealthEquity, Inc.
b
2,140,834
3,486 Henry Schein, Inc.
b
263,472
191 Humana, Inc. 48,921
7,379 ICON plc
b
1,344,601
670 ICU Medical, Inc.
b
95,589
8,706 IDEXX Laboratories, Inc.
b
5,889,870
4,604 Illumina, Inc.
b
603,861
13,034 Incyte Corporation
b
1,287,368
7,952 Indivior plc
b
285,318
87 Insmed, Inc.
b
15,141
1,875 Inspire Medical Systems, Inc.
b
172,931
5,107 Insulet Corporation
b
1,451,614
37,227 Intuitive Surgical, Inc.
b
21,083,884
2,052 Ionis Pharmaceuticals, Inc.
b
162,334
1,342 IQVIA Holding, Inc.
b
302,500
1,362 Jazz Pharmaceuticals, Inc.
b
231,540
42,880 Johnson & Johnson 8,874,016
12,632 Labcorp Holdings, Inc. 3,169,116
11,266 LeMaitre Vascular, Inc. 913,673
6,039 Medpace Holdings, Inc.
b
3,391,804
94,888 Medtronic plc 9,114,941
57,540 Merck & Company, Inc. 6,056,660
16,002 Merit Medical Systems, Inc.
b
1,410,416
343 Mettler-Toledo International, Inc.
b
478,207
6,321 Mirum Pharmaceuticals, Inc.
b
499,296
3,755 Myriad Genetics, Inc.
b
23,093
6,366 Natera, Inc.
b
1,458,387
6,438 Neurocrine Biosciences, Inc.
b
913,102
820 Option Care Health, Inc.
b
26,125
8,683 Penumbra, Inc.
b
2,699,632
48,430 Pfizer, Inc. 1,205,907
1,365 Prestige Consumer Healthcare,
Inc.
b
84,207
4,350 Progyny, Inc.
b
111,708
2,712 QIAGEN NV 121,959
208 Quest Diagnostics, Inc. 36,094
4,108 REGENXBIO, Inc.
b
59,155
12,412 Repligen Corporation
b
2,033,830
203 ResMed, Inc. 48,897
992 Revvity, Inc. 95,976
37,546 Royalty Pharma plc 1,450,777
55,659 Sanofi SA ADR 2,697,235
2,415 Sotera Health Company
b
42,601
26,220 STERIS plc 6,647,294
36,845 Stevanato Group SPA 741,321
12,951 Stryker Corporation 4,551,888
2,423 Teleflex, Inc. 295,703
3,020 Tenet Healthcare Corporation
b
600,134
5,718 Thermo Fisher Scientific, Inc. 3,313,295
34,565 Twist Bioscience Corporation
b
1,096,402

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.6% Value
Health Care  3.1% - continued
7,440 UFP Technologies, Inc.
b
$ 1,651,903
467 United Therapeutics Corporation
b
227,546
8,002 UnitedHealth Group, Inc. 2,641,540
1,560 Universal Health Services, Inc. 340,111
2,421 Vaxcyte, Inc.
b
111,705
5,029 Veeva Systems, Inc.
b
1,122,624
22,480 Vericel Corporation
b
809,505
10,457 Vertex Pharmaceuticals, Inc.
b
4,740,786
59,236 Viatris, Inc. 737,488
83 Waters Corporation
b
31,526
35,703 Waystar Holding Corporation
b
1,169,273
6,723 West Pharmaceutical Services,
Inc. 1,849,766
6,854 Xencor, Inc.
b
104,935
1,879 Xenon Pharmaceuticals, Inc.
b
84,217
33,252 Zimmer Biomet Holdings, Inc. 2,990,020
20,268 Zoetis, Inc. 2,550,120
Total 247,995,818
Industrials  2.7%
4,814 A.O. Smith Corporation 321,960
3,908 Acuity, Inc. 1,407,036
17,090 Advanced Drainage Systems, Inc. 2,475,145
861 AECOM 82,079
474 AGCO Corporation 49,448
1,067 Alaska Air Group, Inc.
b
53,670
39,496 Alight, Inc. 77,017
3,335 Allegheny Technologies, Inc.
b
382,725
3,310 Allegion plc 527,018
2,352 Allison Transmission Holdings, Inc. 230,261
51,917 Amentum Holdings, Inc.
b
1,505,593
28,239 AMETEK, Inc. 5,797,749
4,221 API Group Corporation
b
161,495
4,934 Applied Industrial Technologies,
Inc. 1,266,903
1,639 Arcosa, Inc. 174,258
3,746 Armstrong World Industries, Inc. 715,861
26,573 Atmus Filtration Technologies, Inc. 1,379,404
24,517 Automatic Data Processing, Inc. 6,306,508
2,403 Axon Enterprise, Inc.
b
1,364,736
531 AZZ, Inc. 56,913
2,331 Badger Infrastructure Solutions,
Ltd. 124,197
31,297 Barrett Business Services, Inc. 1,133,264
4,342 Brady Corporation 340,283
178 Brink's Company 20,778
228 Broadridge Financial Solutions,
Inc. 50,883
26,109 BWX Technologies, Inc. 4,512,680
10,405 Casella Waste Systems, Inc.
b
1,019,066
39,352 Caterpillar, Inc. 22,543,580
21,844 CECO Environmental Corporation
b
1,307,363
6,156 Cintas Corporation 1,157,759
6,390 Clean Harbors, Inc.
b
1,498,327
213,267 CNH Industrial NV 1,966,322
22,854 Copart, Inc.
b
894,734
5,892 CRA International, Inc. 1,182,495
3,923 CSW Industrials, Inc. 1,151,518
275,884 CSX Corporation 10,000,795
845 Cummins, Inc. 431,330
3,205 Curtiss-Wright Corporation 1,766,820
69,737 Delta Air Lines, Inc. 4,839,748
7,731 DNOW, Inc.
b
102,436
2,061 Donaldson Company, Inc. 182,728
221 Dycom Industries, Inc.
b
74,676
Shares Common Stock  31.6% Value
Industrials  2.7% - continued
3,259 EMCOR Group, Inc. $ 1,993,824
3,343 Energy Recovery, Inc.
b
45,097
29,035 Enerpac Tool Group Corporation 1,110,298
2,427 EnerSys 356,162
7,878 EnPro, Inc. 1,686,916
4,995 ExlService Holdings, Inc.
b
211,988
1,151 Expeditors International of
Washington, Inc. 171,511
443,887 Fastenal Company 17,813,185
13,765 Federal Signal Corporation 1,494,741
8,637 Ferguson Enterprises, Inc. 1,922,855
55,585 Flowserve Corporation 3,856,487
997 Fortive Corporation 55,044
4,818 Fortune Brands Innovations, Inc. 240,996
2,612 Gates Industrial Corporation plc
b
56,080
898 Generac Holdings, Inc.
b
122,460
10,899 General Dynamics Corporation 3,669,257
13,498 General Electric Company 4,157,789
3,437 Genpact, Ltd. 160,783
11,900 Graco, Inc. 975,443
20,829 Great Lakes Dredge & Dock
Corporation
b
273,276
1,000 Griffon Corporation 73,650
2,127 Helios Technologies, Inc. 113,773
38,460 Hexcel Corporation 2,842,194
1,768 HNI Corporation 74,327
18,943 Honeywell International, Inc. 3,695,590
11,947 Howmet Aerospace, Inc. 2,449,374
104 Hubbell, Inc. 46,187
5,621 Hudson Technologies, Inc.
b
38,504
334 Huntington Ingalls Industries, Inc. 113,583
10,923 Huron Consulting Group, Inc.
b
1,888,696
1,310 ICF International, Inc. 111,743
1,153 IDEX Corporation 205,165
295 IES Holdings, Inc.
b
114,761
1,684 Ingersoll Rand, Inc. 133,406
549 Insteel Industries, Inc. 17,387
4,348 ITT Corporation 754,421
15,624 Jacobs Solutions, Inc. 2,069,555
13,132 JB Hunt Transport Services, Inc. 2,552,073
26 Johnson Controls International plc 3,114
2,445 Kirby Corporation
b
269,390
1,144 Knight-Swift Transportation
Holdings, Inc. 59,808
2,356 Korn Ferry 155,543
11,724 L3Harris Technologies, Inc. 3,441,815
1,174 Leidos Holdings, Inc. 211,790
14,058 Limbach Holdings, Inc.
b
1,094,415
683 Lincoln Electric Holdings, Inc. 163,674
1,016 LSI Industries, Inc. 18,613
3,634 Lyft, Inc.
b
70,391
34,979 Masco Corporation 2,219,767
457 MasTec, Inc.
b
99,338
964 Maximus, Inc. 83,212
2,939 McGrath RentCorp 308,389
2,141 Middleby Corporation
b
318,302
7,709 Modine Manufacturing Company
b
1,029,229
7,433 Moog, Inc. 1,810,307
2,137 Mueller Industries, Inc. 245,328
50,958 Mueller Water Products, Inc. 1,213,820
5,207 Nextpower, Inc.
b
453,582
116 Nordson Corporation 27,890
67,361 NPK International, Inc.
b
802,943
20,460 nVent Electric plc 2,086,306
6,050 Old Dominion Freight Line, Inc. 948,640

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.6% Value
Industrials  2.7% - continued
668 Oshkosh Corporation $ 83,921
12,845 Otis Worldwide Corporation 1,122,011
1,389 Owens Corning, Inc. 155,443
24,298 Parker-Hannifin Corporation 21,356,970
1,397 Paychex, Inc. 156,715
348 Paylocity Holding Corporation
b
53,070
7,641 Pentair plc 795,734
3,368 Quanta Services, Inc. 1,421,498
4,626 RBC Bearings, Inc.
b
2,074,437
487 Regal Rexnord Corporation 68,336
8,358 Republic Services, Inc. 1,771,311
6,678 Robert Half, Inc. 181,374
7,565 Rockwell Automation, Inc. 2,943,315
158 Ryder System, Inc. 30,240
1,627 Science Applications International
Corporation 163,774
5,256 Sensata Technologies Holding plc 174,972
525 SkyWest, Inc.
b
52,715
2,457 Southwest Airlines Company 101,548
766 SPX Technologies, Inc.
b
153,246
1,294 SS&C Technologies Holdings, Inc. 113,121
5,355 Stanley Black & Decker, Inc. 397,769
3,329 Sterling Construction Company,
Inc.
b
1,019,440
1,442 Textron, Inc. 125,699
1,853 Timken Company 155,893
3,676 Toro Company 289,375
3,094 Trane Technologies plc 1,204,185
13,630 TransUnion 1,168,773
1,557 Trex Company, Inc.
b
54,620
124,554 Uber Technologies, Inc.
b
10,177,307
807 UL Solutions, Inc. 63,640
1,119 UniFirst Corporation/MA 215,855
11,153 Union Pacific Corporation 2,579,912
1,786 United Airlines Holdings, Inc.
b
199,711
555 United Rentals, Inc. 449,173
4,851 Upwork, Inc.
b
96,147
22,165 Veralto Corporation 2,211,624
16,423 Verisk Analytics, Inc. 3,673,661
5,263 Verra Mobility Corporation
b
117,944
8,810 Vertiv Holdings Company 1,427,308
1,137 Wabtec Corporation 242,693
5,491 Waste Management, Inc. 1,206,428
4,438 WESCO International, Inc. 1,085,712
10,992 Xylem, Inc. 1,496,891
5,037 Zurn Elkay Water Solutions
Corporation 234,170
Total 218,309,429
Information Technology  11.0%
8,594 Adobe, Inc.
b
3,007,814
57,319 Advanced Micro Devices, Inc.
b
12,275,437
14,185 Agilysys, Inc.
b
1,685,745
3,309 Akamai Technologies, Inc.
b
288,710
2,180 Ambarella, Inc.
b
154,431
6,120 Amkor Technology, Inc. 241,618
87,909 Amphenol Corporation 11,880,022
13,098 Analog Devices, Inc. 3,552,178
506,169 Apple, Inc. 137,607,104
14,803 Applied Materials, Inc. 3,804,223
22,880 AppLovin Corporation
b
15,417,002
52,261 Arista Networks, Inc.
b
6,847,759
621 Arrow Electronics, Inc.
b
68,422
6,788 ASGN, Inc.
b
326,978
278 Astera Labs, Inc.
b
46,248
Shares Common Stock  31.6% Value
Information Technology  11.0% - continued
28,212 Autodesk, Inc.
b
$ 8,351,034
10,224 Bel Fuse, Inc. 1,734,297
1,562 Blackbaud, Inc.
b
98,906
11,084 BlackLine, Inc.
b
612,834
196,071 Broadcom, Inc. 67,860,173
7,208 Cadence Design Systems, Inc.
b
2,253,077
343 Calix, Inc.
b
18,155
427 Ciena Corporation
b
99,862
2,791 Cirrus Logic, Inc.
b
330,733
69,991 Cisco Systems, Inc. 5,391,407
4,131 Cloudflare, Inc.
b
814,427
36,007 Cognex Corporation 1,295,532
2,499 Cognizant Technology Solutions
Corporation 207,417
7,136 Coherent Corporation
b
1,317,092
9,795 CommScope Holding Company,
Inc.
b
177,583
831 CommVault Systems, Inc.
b
104,174
63,862 CompoSecure, Inc.
b
1,231,259
5,255 Corning, Inc. 460,128
2,048 Crane NXT Company 96,399
203 Credo Technology Group Holding,
Ltd.
b
29,210
205 CTS Corporation 8,788
3,035 CyberArk Software, Ltd.
b
1,353,792
1,049 Datadog, Inc.
b
142,654
23,580 DigitalOcean Holdings, Inc.
b
1,134,670
1,973 DocuSign, Inc.
b
134,953
2,338 Dolby Laboratories, Inc. 150,146
14,168 Dropbox, Inc.
b
393,870
32,594 Dynatrace Holdings, LLC
b
1,412,624
6,799 Enphase Energy, Inc.
b
217,908
1,468 EPAM Systems, Inc.
b
300,764
1,225 F5, Inc.
b
312,693
5,199 Fabrinet
b
2,367,001
181 First Solar, Inc.
b
47,283
16,337 Flex, Ltd.
b
987,082
70,557 Fortinet, Inc.
b
5,602,931
1,334 Freshworks, Inc.
b
16,341
3,173 Gen Digital, Inc. 86,274
22,238 Gitlab, Inc.
b
834,592
5,548 GoDaddy, Inc.
b
688,396
15,116 Guidewire Software, Inc.
b
3,038,467
11,173 Hewlett Packard Enterprise
Company 268,375
41,738 I3 Verticals, Inc.
b
1,051,380
6,782 Impinj, Inc.
b
1,180,136
2,131 InterDigital, Inc. 678,468
48,104 International Business Machines
Corporation 14,248,886
74 Itron, Inc.
b
6,872
59,622 JFrog, Ltd.
b
3,723,990
9,135 Keysight Technologies, Inc.
b
1,856,141
2,098 KLA Corporation 2,549,238
5,284 Knowles Corporation
b
113,236
37,822 Lam Research Corporation 6,474,370
35,613 Lattice Semiconductor
Corporation
b
2,620,405
554 Littelfuse, Inc. 140,118
423 Lumentum Holdings, Inc.
b
155,914
257 MACOM Technology Solutions
Holdings, Inc.
b
44,019
468 Manhattan Associates, Inc.
b
81,109
13,775 Marvell Technology, Inc. 1,170,599
2,047 Microchip Technology, Inc. 130,435

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.6% Value
Information Technology  11.0% - continued
41,298 Micron Technology, Inc. $ 11,786,862
330,711 Microsoft Corporation 159,938,454
2,455 MKS, Inc. 392,309
5,854 Monday.com, Ltd.
b
863,816
278 MongoDB, Inc.
b
116,674
3,661 Monolithic Power Systems, Inc. 3,318,184
13,303 Motorola Solutions, Inc. 5,099,306
10,093 Napco Security Technologies, Inc. 420,878
9,297 NetApp, Inc. 995,616
23,857 Nokia Oyj ADR 154,355
6,088 Novanta, Inc.
b
724,411
1,114,122 NVIDIA Corporation 207,783,753
5,274 NXP Semiconductors NV 1,144,774
1,626 ON Semiconductor Corporation
b
88,048
9,327 Onto Innovation, Inc.
b
1,472,360
79,214 Oracle Corporation 15,439,601
104,846 Palantir Technologies, Inc.
b
18,636,376
24,165 Pegasystems, Inc. 1,443,134
616 Plexus Corporation
b
90,552
3,555 PTC, Inc.
b
619,317
542 Q2 Holdings, Inc.
b
39,111
1,324 Qnity Electronics, Inc. 108,105
48,826 Qualcomm, Inc. 8,351,687
10,671 Rambus, Inc.
b
980,558
544 Rapid7, Inc.
b
8,269
239 Roper Industries, Inc. 106,386
8,945 Salesforce, Inc. 2,369,620
74,546 Samsung Electronics Company,
Ltd. 6,248,065
679 SanDisk Corporation/DE
b
161,181
344 Sanmina Corporation
b
51,624
138,870 ServiceNow, Inc.
b
21,273,495
102,782 Shopify, Inc.
b
16,544,819
9,832 Silicon Laboratories, Inc.
b
1,285,042
6,835 Skyworks Solutions, Inc. 433,407
6,358 Snowflake, Inc.
b
1,394,691
14,104 Sprout Social, Inc.
b
158,952
2,548 Synopsys, Inc.
b
1,196,847
74,391 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 22,606,681
26,894 TD SYNNEX Corporation 4,040,286
13,173 TE Connectivity plc 2,996,989
681 Teledyne Technologies, Inc.
b
347,807
2,343 Tenable Holdings, Inc.
b
55,131
14,255 Teradyne, Inc. 2,759,198
18,586 Texas Instruments, Inc. 3,224,485
28,465 Trimble, Inc.
b
2,230,233
10,196 TTM Technologies, Inc.
b
703,524
162 Twilio, Inc.
b
23,043
3,423 Tyler Technologies, Inc.
b
1,553,871
5,066 Unity Software, Inc.
b
223,765
1,794 Varonis Systems, Inc.
b
58,843
9,082 VeriSign, Inc. 2,206,472
53,225 Vontier Corporation 1,978,905
14,741 Western Digital Corporation 2,539,432
2,881 Zebra Technologies Corporation
b
699,564
1,728 Zoom Communications, Inc.
b
149,109
316 Zscaler, Inc.
b
71,075
Total 885,121,362
Materials  0.6%
194 Air Products and Chemicals, Inc. 47,922
806 Albemarle Corporation 114,001
6,160 Alcoa Corporation 327,342
Shares Common Stock  31.6% Value
Materials  0.6% - continued
56,858 Amcor plc $ 474,196
1,273 AngloGold Ashanti plc 108,561
1,861 AptarGroup, Inc. 226,968
2,256 Ashland, Inc. 132,360
2,233 Avery Dennison Corporation 406,138
6,385 Avient Corporation 199,467
45,910 Axalta Coating Systems, Ltd.
b
1,483,352
6,111 Balchem Corporation 937,183
4,844 Ball Corporation 256,587
706 Celanese Corporation 29,850
86,550 CF Industries Holdings, Inc. 6,693,777
8,248 Coeur Mining, Inc.
b
147,062
2,947 Commercial Metals Company 203,991
42,969 Constellium SE
b
809,966
4,959 Corteva, Inc. 332,402
23,628 Crown Holdings, Inc. 2,432,975
6,064 DuPont de Nemours, Inc. 243,773
15,713 Eastman Chemical Company 1,002,961
22,645 Ecolab, Inc. 5,944,765
18,472 Element Solutions, Inc. 461,615
36,914 Freeport-McMoRan, Inc. 1,874,862
3,122 Greif, Inc. 211,359
6,200 Hecla Mining Company 118,978
24,948 Huntsman Corporation 249,480
2,235 Ingevity Corporation
b
132,267
728 International Flavors & Fragrances,
Inc. 49,060
16,007 Ivanhoe Mines, Ltd.
b
182,047
1,519 Kaiser Aluminum Corporation 174,472
15,075 Linde plc 6,427,829
867 Louisiana-Pacific Corporation 70,019
2,326 Martin Marietta Materials, Inc. 1,448,307
2,052 Minerals Technologies, Inc. 125,069
16,099 Mosaic Company 387,825
81 NewMarket Corporation 55,668
28,702 Newmont Corporation 2,865,895
26,043 Nucor Corporation 4,247,874
3,382 O-I Glass, Inc.
b
49,918
16,934 Orion SA 89,412
8,202 Packaging Corporation of America 1,691,498
2,297 PPG Industries, Inc. 235,351
163 Reliance, Inc. 47,086
1,771 Royal Gold, Inc. 393,676
2,342 Scotts Miracle-Gro Company 136,656
1,405 Sensient Technologies Corporation 132,000
4,453 Smurfit WestRock plc 172,198
26,311 Solstice Advanced Materials, Inc.
b
1,278,188
3,705 Sonoco Products Company 161,686
1,476 Steel Dynamics, Inc. 250,108
1,217 Stepan Company 57,637
1,356 Vulcan Materials Company 386,758
Total 46,720,397
Real Estate  0.6%
1,665 Agree Realty Corporation 119,930
3,568 Alpine Income Property Trust, Inc. 59,657
6,902 Americold Realty Trust, Inc. 88,760
4,847 AvalonBay Communities, Inc. 878,810
18,190 Brixmor Property Group, Inc. 476,942
1,803 Broadstone Net Lease, Inc. 31,318
3,105 CareTrust REIT, Inc. 112,277
33,114 CBRE Group, Inc.
b
5,324,400
9,368 Colliers International Group, Inc. 1,377,190
4,082 Compass, Inc.
b
43,147
14,431 CoStar Group, Inc.
b
970,340

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.6% Value
Real Estate  0.6% - continued
12,648 Cousins Properties, Inc. $ 326,065
35,385 Crown Castle, Inc. 3,144,665
7,003 Curbline Properties Corporation 162,540
2,568 Cushman & Wakefield, Ltd.
b
41,576
2,227 Digital Realty Trust, Inc. 344,539
18,581 Easterly Government Properties,
Inc. 393,731
23,339 EPR Properties 1,164,616
1,373 Equity Lifestyle Properties, Inc. 83,218
159,834 Essential Properties Realty Trust,
Inc. 4,740,676
297 Essex Property Trust, Inc. 77,719
824 Extra Space Storage, Inc. 107,301
1,205 Federal Realty Investment Trust 121,464
7,410 First Industrial Realty Trust, Inc. 424,371
7,870 Getty Realty Corporation 215,402
1,289 Global Net Lease, Inc. 11,085
126,014 Healthcare Realty Trust, Inc. 2,135,937
131,054 Host Hotels & Resorts, Inc. 2,323,587
820 Howard Hughes Holdings, Inc.
b
65,411
16,477 Independence Realty Trust, Inc. 288,018
55,830 Industrial Logistics Properties Trust 309,298
21,753 Innovative Industrial Properties,
Inc. 1,030,222
12,912 InvenTrust Properties Corporation 364,248
4,017 Iron Mountain, Inc. 333,210
3,357 Jones Lang LaSalle, Inc.
b
1,129,530
3,262 Kimco Realty Corporation 66,121
221 Lamar Advertising Company 27,974
7,280 Macerich Company 134,389
6,692 Medical Properties Trust, Inc. 33,460
113,543 Millrose Properties, Inc. 3,391,529
417 National Health Investors, Inc. 31,846
9,663 NetSTREIT Corporation 170,455
965 NNN REIT, Inc. 38,243
743 Omega Healthcare Investors, Inc. 32,945
30,307 Outfront Media, Inc. 730,399
15,799 Park Hotels & Resorts, Inc. 165,258
5,484 Peakstone Realty Trust 78,695
14,435 Pebblebrook Hotel Trust 163,404
3,312 Postal Realty Trust, Inc. 53,456
1,031 RE/MAX Holdings, Inc.
b
7,825
1,278 Regency Centers Corporation 88,220
2,894 Rexford Industrial Realty, Inc. 112,056
17,775 RLJ Lodging Trust 132,424
864 Ryman Hospitality Properties 81,752
74,700 Sabra Health Care REIT, Inc. 1,414,818
25,538 Safehold, Inc. 349,615
569 SBA Communications Corporation 110,062
63,417 Sila Realty Trust, Inc. 1,478,250
185 Simon Property Group, Inc. 34,245
11,679 STAG Industrial, Inc. 429,320
14,703 Summit Hotel Properties, Inc. 71,604
131,341 Tanger, Inc. 4,382,849
16,426 Terreno Realty Corporation 964,371
1,277 Ventas, Inc. 98,814
3,058 VICI Properties, Inc. 85,991
3,925 Xenia Hotels & Resorts, Inc. 55,500
1,012 Zillow Group, Inc., Class A
b
69,049
3,079 Zillow Group, Inc., Class C
b
210,049
Total 44,116,188
Utilities  0.5%
127,916 AES Corporation 1,834,315
1,795 Alliant Energy Corporation 116,693
Shares Common Stock  31.6% Value
Utilities  0.5% - continued
4,479 American States Water Company $ 324,638
2,001 American Water Works Company,
Inc. 261,131
908 Artesian Resources Corporation 28,702
1,138 Avista Corporation 43,859
5,254 Black Hills Corporation 364,733
559 California Water Service Group 24,221
3,089 CenterPoint Energy, Inc. 118,432
11,654 Clearway Energy, Inc., Class A 366,169
12,644 Clearway Energy, Inc., Class C 420,539
821 Consolidated Edison, Inc. 81,542
9,274 Constellation Energy Corporation 3,276,226
338 DTE Energy Company 43,595
33,405 Duke Energy Corporation 3,915,400
94,499 Edison International 5,671,830
53,775 Entergy Corporation 4,970,423
25,417 Evergy, Inc. 1,842,478
5,673 Eversource Energy 381,963
7,159 Exelon Corporation 312,061
3,237 FirstEnergy Corporation 144,920
1,623 Middlesex Water Company 81,832
930 National Fuel Gas Company 74,456
11,526 New Jersey Resources
Corporation 531,579
2,817 NiSource, Inc. 117,638
1,126 Northwestern Energy Group, Inc. 72,672
257 OGE Energy Corporation 10,974
2,343 Otter Tail Corporation 189,338
118,940 PG&E Corporation 1,911,366
1,083 Pinnacle West Capital Corporation 96,062
96,169 Portland General Electric
Company 4,615,150
1,515 Spire, Inc. 125,291
187,381 UGI Corporation 7,013,671
3,371 Unitil Corporation 163,291
22,640 Vistra Energy Corporation 3,652,511
5,277 XPLR Infrastructure, LP
b
52,770
Total 43,252,471
Total Common Stock
(cost $1,671,495,627) 2,534,837,671
Principal
Amount Long-Term Fixed Income 8.4% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 26,119
4.489%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
26,112
ALLO Issuer, LLC
950,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
960,848
Balboa Bay Loan Funding, Ltd.
1,000,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
998,520
625,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
625,276
Barings CLO, Ltd.
850,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
850,326

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Asset-Backed Securities  0.2% - continued
Battalion CLO XIV, Ltd.
$ 500,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
$ 499,984
CarVal CLO I, Ltd.
650,000
5.744%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
650,453
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
576,742
Commonbond Student Loan Trust
31,017
4.346%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
30,697
Foundation Finance Trust
206,044
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
196,644
Hertz Vehicle Financing III, LLC
475,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
481,638
Hotwire Funding, LLC
750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
762,774
HTAP Issuer Trust
532,152
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
531,609
Laurel Road Prime Student Loan
Trust
155,008
5.990%,  11/25/2043, Ser.
2018-D, Class A
c,d
148,119
LCM 41, Ltd.
375,000
5.905%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
374,433
MFA Trust
469,254
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
469,910
National Collegiate Trust
136,589
4.401%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
133,865
Palmer Square Loan Funding, Ltd.
475,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
470,273
Point Securitization Trust
949,804
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
948,669
PRET, LLC
1,025,374
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
1,028,231
434,704
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
436,826
PRPM, LLC
720,357
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,e
720,936
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
330,145
Principal
Amount Long-Term Fixed Income  8.4% Value
Asset-Backed Securities  0.2% - continued
Saxon Asset Securities Trust
$ 430,017
2.825%,  8/25/2035, Ser.
2004-2, Class MF2
d
$ 393,162
Shentel Issuer, LLC
650,000
5.640%,  12/20/2055, Ser.
2025-1A, Class A2
c
655,880
Sunnova Hestia II Issuer, LLC
812,726
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
807,369
Unlock HEA Trust
489,366
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
488,919
629,218
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
629,993
VOLT CVI, LLC
397,703
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
398,622
VOLT XCIX, LLC
84,930
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
84,868
Total 15,711,843
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
97,000 8.625%,  6/15/2029
c
102,255
Alumina, Pty. Ltd.
139,000 6.125%,  3/15/2030
c
143,574
Avient Corporation
70,000 6.250%,  11/1/2031
c
71,950
Axalta Coating Systems Dutch
Holding B BV
111,000 7.250%,  2/15/2031
c
117,062
Carpenter Technology Corporation
55,000 5.625%,  3/1/2034
c
55,865
Cascades, Inc./Cascades USA,
Inc.
117,000 6.750%,  7/15/2030
c
121,534
Celanese US Holdings, LLC
72,000 6.850%,  11/15/2028 75,322
47,000 6.500%,  4/15/2030
a
47,235
57,000 6.629%,  7/15/2032 59,316
105,000 6.750%,  4/15/2033 104,449
Cerdia Finanz GmbH
114,000 9.375%,  10/3/2031
c
117,848
Chemours Company
233,000 4.625%,  11/15/2029
c
210,685
Cleveland-Cliffs, Inc.
193,000 4.625%,  3/1/2029
a,c
190,033
77,000 6.875%,  11/1/2029
c
79,750
123,000 4.875%,  3/1/2031
c
118,019
45,000 7.375%,  5/1/2033
c
46,801
57,000 6.250%,  10/1/2040 49,480
CVR Partners, LP/CVR Nitrogen
Finance Corporation
123,000 6.125%,  6/15/2028
c
123,334
Eastman Chemical Company
259,000 5.000%,  8/1/2029 264,239
First Quantum Minerals, Ltd.
50,000 9.375%,  3/1/2029
c
52,651

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Basic Materials  0.1% - continued
$ 149,000 8.625%,  6/1/2031
c
$ 156,799
Fortescue Treasury, Pty. Ltd.
35,000 4.500%,  9/15/2027
c
34,913
29,000 5.875%,  4/15/2030
c
29,822
59,000 6.125%,  4/15/2032
c
61,566
Glencore Funding, LLC
323,000 4.000%,  3/27/2027
c
322,675
Hecla Mining Company
50,000 7.250%,  2/15/2028 50,315
INEOS Finance plc
171,000 7.500%,  4/15/2029
a,c
148,544
LYB International Finance III, LLC
126,000 5.125%,  1/15/2031 126,468
Magnera Corporation
127,000 7.250%,  11/15/2031
c
124,671
Mercer International, Inc.
68,000 5.125%,  2/1/2029
a
43,369
Methanex Corporation
57,000 5.250%,  12/15/2029 57,520
55,000 5.650%,  12/1/2044 49,167
Methanex US Operations, Inc.
61,000 6.250%,  3/15/2032
c
62,810
Mineral Resources, Ltd.
93,000 9.250%,  10/1/2028
c
97,604
40,000 8.500%,  5/1/2030
c
41,598
29,000 7.000%,  4/1/2031
c
30,241
Mosaic Company
364,000 4.600%,  11/15/2030 364,719
Novelis Corporation
60,000 4.750%,  1/30/2030
c
57,960
85,000 3.875%,  8/15/2031
c
77,474
Olin Corporation
66,000 6.625%,  4/1/2033
c
65,503
Olympus Water US Holding
Corporation
93,000 7.250%,  2/15/2033
c
93,460
Qnity Electronics, Inc.
177,000 5.750%,  8/15/2032
c
180,973
Smurfit Kappa Treasury, ULC
223,000 5.777%,  4/3/2054 224,036
SNF Group SACA
166,000 3.375%,  3/15/2030
c
155,122
Solstice Advanced Materials, Inc.
72,000 5.625%,  9/30/2033
c
72,633
Steel Dynamics, Inc.
117,000 5.250%,  5/15/2035 119,652
SunCoke Energy, Inc.
143,000 4.875%,  6/30/2029
c
132,778
Taseko Mines, Ltd.
117,000 8.250%,  5/1/2030
c
124,281
WR Grace Holdings, LLC
145,000 6.625%,  8/15/2032
c
146,852
Total 5,404,927
Capital Goods  0.2%
Advanced Drainage Systems, Inc.
117,000 6.375%,  6/15/2030
c
119,641
AECOM
139,000 6.000%,  8/1/2033
c
142,456
Principal
Amount Long-Term Fixed Income  8.4% Value
Capital Goods  0.2% - continued
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
$ 67,000 7.000%,  5/21/2030
c
$ 69,929
Amphenol Corporation
318,000 5.300%,  11/15/2055 303,790
Amrize Finance US, LLC
158,000 5.400%,  4/7/2035 162,937
Amsted Industries, Inc.
133,000 6.375%,  3/15/2033
c
136,988
AptarGroup, Inc.
200,000 4.750%,  3/30/2031 201,412
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
47,000 6.250%,  1/30/2031
c
48,070
ATI, Inc.
120,000 7.250%,  8/15/2030 126,777
Axon Enterprise, Inc.
58,000 6.125%,  3/15/2030
c
59,876
58,000 6.250%,  3/15/2033
c
60,339
BAE Systems plc
200,000 5.500%,  3/26/2054
c
200,356
200,000 5.250%,  3/26/2031
c
207,858
Ball Corporation
71,000 3.125%,  9/15/2031 65,342
Boeing Company
234,000 5.040%,  5/1/2027 236,396
134,000 6.259%,  5/1/2027 137,486
155,000 6.388%,  5/1/2031 168,205
308,000 5.705%,  5/1/2040 314,400
Bombardier, Inc.
83,000 6.000%,  2/15/2028
c
83,248
59,000 7.250%,  7/1/2031
c
62,873
163,000 7.000%,  6/1/2032
c
172,232
33,000 6.750%,  6/15/2033
c
34,881
73,000 7.450%,  5/1/2034
c
81,771
Brundage-Bone Concrete
Pumping Holdings, Inc.
157,000 7.500%,  2/1/2032
c
160,221
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
139,589
39,000 4.250%,  2/1/2032
c
37,136
32,000 6.375%,  3/1/2034
c
33,086
66,000 6.750%,  5/15/2035
c
69,004
Canpack SA/Canpack US, LLC
185,000 3.875%,  11/15/2029
c
177,002
Chart Industries, Inc.
88,000 7.500%,  1/1/2030
c
91,718
Clean Harbors, Inc.
60,000 6.375%,  2/1/2031
c
61,747
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
c
24,419
110,000 6.875%,  1/15/2030
c
112,750
42,000 8.750%,  4/15/2030
c
42,701
64,000 6.750%,  4/15/2032
c
65,810
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
180,000 6.625%,  12/15/2030
c
187,472
EquipmentShare.com, Inc.
125,000 9.000%,  5/15/2028
c
129,898
81,000 8.625%,  5/15/2032
c
85,558

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Capital Goods  0.2% - continued
ESAB Corporation
$ 47,000 6.250%,  4/15/2029
c
$ 48,326
GFL Environmental, Inc.
185,000 4.000%,  8/1/2028
c
182,484
Herc Holdings, Inc.
94,000 6.625%,  6/15/2029
c
97,581
84,000 7.000%,  6/15/2030
c
88,404
19,000 5.750%,  3/15/2031
c
19,282
116,000 7.250%,  6/15/2033
a,c
123,005
19,000 6.000%,  3/15/2034
c
19,253
Howmet Aerospace, Inc.
101,000 4.550%,  11/15/2032 101,450
Lockheed Martin Corporation
193,000 5.200%,  2/15/2064 178,788
120,000 6.150%,  9/1/2036 133,512
Martin Marietta Materials, Inc.
114,000 5.150%,  12/1/2034 116,315
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
c
98,218
Nesco Holdings II, Inc.
87,000 5.500%,  4/15/2029
c
85,700
New Enterprise Stone and Lime
Company, Inc.
173,000 5.250%,  7/15/2028
c
172,855
Nordson Corporation
218,000 5.600%,  9/15/2028 225,701
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 375,823
OI European Group BV
195,000 4.750%,  2/15/2030
c
188,685
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
c
96,341
47,000 7.375%,  6/1/2032
c
47,682
Quikrete Holdings, Inc.
293,000 6.375%,  3/1/2032
c
304,978
QXO Building Products, Inc.
98,000 6.750%,  4/30/2032
c
102,353
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026 281,539
Resideo Funding, Inc.
119,000 6.500%,  7/15/2032
c
121,800
Reworld Holding Corporation
142,000 4.875%,  12/1/2029
c
136,487
Roller Bearing Company of
America, Inc.
67,000 4.375%,  10/15/2029
c
65,921
RTX Corporation
68,000 6.400%,  3/15/2054 74,832
375,000 4.450%,  11/16/2038 352,062
270,000 4.500%,  6/1/2042 244,070
Sealed Air Corporation/Sealed Air
Corporation (US)
91,000 6.125%,  2/1/2028
c
92,512
Siemens Funding BV
216,000 5.800%,  5/28/2055
c
225,811
Smyrna Ready Mix Concrete, LLC
206,000 8.875%,  11/15/2031
c
220,344
Sonoco Products Company
214,000 4.600%,  9/1/2029 215,716
Principal
Amount Long-Term Fixed Income  8.4% Value
Capital Goods  0.2% - continued
Spirit AeroSystems, Inc.
$ 385,000 4.600%,  6/15/2028 $ 385,447
SRM Escrow Issuer, LLC
46,000 6.000%,  11/1/2028
c
46,213
Standard Building Solutions, Inc.
65,000 6.500%,  8/15/2032
c
66,919
156,000 6.250%,  8/1/2033
c
159,360
75,000 5.875%,  3/15/2034
c
75,219
Standard Industries, Inc./NY
57,000 4.750%,  1/15/2028
c
56,846
57,000 3.375%,  1/15/2031
c
52,222
Synergy Infrastructure Holdings,
LLC
55,000 7.875%,  12/1/2030
c
57,020
TopBuild Corporation
40,000 4.125%,  2/15/2032
c
37,989
Trane Technologies Financing, Ltd.
141,000 5.100%,  6/13/2034 144,338
TransDigm, Inc.
138,000 6.750%,  8/15/2028
c
140,431
280,000 7.125%,  12/1/2031
c
294,272
163,000 6.625%,  3/1/2032
c
169,588
215,000 6.000%,  1/15/2033
c
220,046
18,000 6.250%,  1/31/2034
c
18,678
112,000 6.750%,  1/31/2034
c
116,669
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 175,015
185,000 4.000%,  7/15/2030 179,335
111,000 5.375%,  11/15/2033
c
110,921
Waste Pro USA, Inc.
89,000 7.000%,  2/1/2033
c
91,609
WESCO Distribution, Inc.
58,000 6.375%,  3/15/2029
c
59,895
41,000 6.625%,  3/15/2032
c
42,811
95,000 6.375%,  3/15/2033
c
99,188
Total 12,253,235
Collateralized Mortgage Obligations  0.5%
A&D Mortgage Trust
400,380
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
404,851
Banc of America Alternative Loan
Trust
9,806
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 8,844
BINOM Securitization Trust
330,723
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
306,411
CFST Mortgage Trust
750,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,e
756,971
Chase Home Lending Mortgage
Trust
725,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
737,251
CHNGE Mortgage Trust
294,227
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
295,426
Citicorp Mortgage Securities, Inc.
447,511
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 411,719

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Collateralized Mortgage Obligations  0.5% -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 1,677
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
$ 1,703
COLT Mortgage Loan Trust
638,588
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
581,093
Countrywide Alternative Loan Trust
263,356
4.135%,  10/25/2035, Ser.
2005-43, Class 4A1
d
227,088
552,052
7.000%,  10/25/2037, Ser.
2007-24, Class A10 176,514
Cross Mortgage Trust
564,530
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
569,269
CSMC Trust
361,653
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
320,547
Federal Home Loan Mortgage
Corporation - REMIC
1,031,034
7.874%,  (SOFR30A +
4.000%), 1/25/2026, Ser.
5567, Class MB
d
1,051,911
724,842
4.000%,  1/25/2051, Ser.
5249, Class LA 720,168
700,000
5.000%,  1/25/2055, Ser.
5490, Class LB 689,436
1,250,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,261,668
675,000
5.250%,  3/25/2055, Ser.
5519, Class CL 672,291
1,300,000
5.000%,  8/25/2055, Ser.
5569, Class BY 1,274,105
1,400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,409,228
2,039,811
2.000%,  12/25/2050, Ser.
5051, Class WI
g
268,578
175,550
3.000%,  2/15/2033, Ser.
4170, Class IG
g
10,550
417,000
3.000%,  3/15/2033, Ser.
4180, Class PI
g
31,688
799,430
4.500%,  10/15/2033, Ser.
2695, Class BH 807,724
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 840,745
Federal Home Loan Mortgage
Corporation - SLST
750,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
651,030
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 994,321
800,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 782,107
786,214
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 628,082
1,454,637
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
194,397
183,819
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
2,946
Principal
Amount Long-Term Fixed Income  8.4% Value
Collateralized Mortgage Obligations  0.5% -
continued
Flagstar Mortgage Trust
$ 1,095,062
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
$ 913,778
426,883
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
387,960
GCAT Trust
540,169
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
496,462
890,381
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
906,797
GS Mortgage-Backed Securities
Trust
840,937
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
735,414
1,250,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
1,247,322
HOMES Trust
700,000
6.956%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
698,688
J.P. Morgan Mortgage Trust
925,311
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
774,465
617,309
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
534,148
650,000
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,e
648,008
LHOME Mortgage Trust
550,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
551,077
Mello Mortgage Capital
Acceptance
912,180
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
761,171
Merrill Lynch Alternative Note
Asset Trust
145,298
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 45,444
Morgan Stanley Residential
Mortgage Loan Trust
975,000
7.364%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
985,997
New Residential Mortgage Loan
Trust
1,771,035
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,479,506
OBX Trust
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
499,552
Palisades Mortgage Loan Trust
207,955
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
207,956
PMT Loan Trust
1,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,075,941
1,175,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
1,174,065
PRET Trust
533,421
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
521,579
PRPM, LLC
500,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
480,204

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Collateralized Mortgage Obligations  0.5% -
continued
RCO IX Mortgage, LLC
$ 682,778
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
$ 684,964
Residential Accredit Loans, Inc.
Trust
174,696
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 155,987
Residential Funding Mortgage
Security I Trust
50,721
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 41,270
Saluda Grade Alternative
Mortgage Trust
800,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
805,727
700,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
704,109
Santander Mortgage Asset
Receivable Trust
771,744
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
772,917
Sequoia Mortgage Trust
600,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
598,851
124,233
3.544%,  9/20/2046, Ser.
2007-1, Class 4A1
d
81,140
Toorak Mortgage Trust
500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
502,311
TRK Trust
529,280
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
482,091
TVC Mortgage Trust
600,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
601,144
Verus Securitization Trust
315,337
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
283,586
Vontive Mortgage Trust
1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
1,015,973
Total 38,944,266
Commercial Mortgage-Backed Securities  0.1%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
473,833
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
660,078
Angel Oak Mortgage Trust
850,000
4.929%,  10/25/2070, Ser.
2025-13, Class A1
c
851,061
BANK
16,310,705
0.414%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
353,329
4,487,985
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
210,912
BBCMS Mortgage Trust
6,944,590
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
428,977
Principal
Amount Long-Term Fixed Income  8.4% Value
Commercial Mortgage-Backed Securities  0.1%
- continued
$ 3,880,000
0.922%,  12/15/2058, Ser.
2025-C39, Class XA
d,g
$ 271,432
6,700,335
1.803%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
403,845
Benchmark Mortgage Trust
600,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
626,594
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,125,619
Home Partners of America Trust
1,199,370
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,175,039
938,399
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
852,090
HTAP Issuer Trust
1,022,492
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
1,023,048
Morgan Stanley Capital I Trust
6,304,404
1.780%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
401,160
Provident Funding Mortgage Trust
1,200,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,149,807
Total 10,006,824
Communications Services  0.2%
AMC Networks, Inc.
140,000 10.250%,  1/15/2029
c
146,806
American Tower Corporation
215,000 5.800%,  11/15/2028 224,445
291,000 2.900%,  1/15/2030 276,238
156,000 5.000%,  1/31/2030 159,737
314,000 4.900%,  3/15/2030 320,698
136,000 5.650%,  3/15/2033 143,290
AT&T, Inc.
220,000 5.700%,  3/1/2057 210,822
337,000 3.650%,  6/1/2051 236,813
451,000 3.500%,  9/15/2053 301,820
459,000 4.900%,  8/15/2037 446,213
Cable One, Inc.
42,000 4.000%,  11/15/2030
a,c
32,379
CCO Holdings, LLC/CCO Holdings
Capital Corporation
133,000 5.500%,  5/1/2026
c
133,220
162,000 5.125%,  5/1/2027
c
161,777
26,000 5.000%,  2/1/2028
c
25,794
128,000 5.375%,  6/1/2029
c
126,556
106,000 4.750%,  3/1/2030
c
101,235
103,000 4.250%,  2/1/2031
c
94,642
489,000 4.750%,  2/1/2032
c
446,918
59,000 4.500%,  6/1/2033
c
51,646
206,000 4.250%,  1/15/2034
a,c
175,156
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
287,000 5.850%,  12/1/2035 286,304
650,000 3.500%,  6/1/2041 462,338

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Communications Services  0.2% - continued
Clear Channel Outdoor Holdings,
Inc.
$ 120,000 7.875%,  4/1/2030
c
$ 126,383
Comcast Corporation
337,000 5.350%,  5/15/2053 302,716
380,000 4.750%,  3/1/2044 331,261
Crown Castle, Inc.
227,000 4.900%,  9/1/2029 230,521
Deluxe Corporation
136,000 8.125%,  9/15/2029
c
143,273
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 653,413
DIRECTV Financing, LLC
32,000 8.875%,  2/1/2030
c
32,430
108,000 8.875%,  2/1/2030
c
109,274
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
180,000 5.875%,  8/15/2027
c
181,057
105,000 10.000%,  2/15/2031
c
107,315
FiberCop SPA
197,000 6.000%,  9/30/2034
c
186,627
Frontier Communications
Holdings, LLC
181,000 5.875%,  10/15/2027
c
181,584
Getty Images, Inc.
189,000 10.500%,  11/15/2030
c
190,562
Gray Media, Inc.
122,000 10.500%,  7/15/2029
c
131,192
93,000 7.250%,  8/15/2033
c
95,030
Iliad Holding SAS
152,000 8.500%,  4/15/2031
c
163,590
95,000 7.000%,  4/15/2032
c
97,912
Level 3 Financing, Inc.
30,000 3.625%,  1/15/2029
a,c
27,687
67,000 4.875%,  6/15/2029
a,c
65,157
153,000 6.875%,  6/30/2033
c
156,562
158,000 7.000%,  3/31/2034
c
162,830
76,000 8.500%,  1/15/2036
c
77,823
Lumen Technologies, Inc.
31,867 4.125%,  4/15/2030
c
31,642
McGraw-Hill Education, Inc.
171,000 5.750%,  8/1/2028
c
171,883
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 160,803
320,000 5.400%,  8/15/2054 297,701
253,000 5.500%,  11/15/2045 245,668
Netflix, Inc.
230,000 4.875%,  6/15/2030
c
235,802
Nexstar Media, Inc.
90,000 4.750%,  11/1/2028
a,c
89,347
Omnicom Group, Inc.
200,000 4.200%,  6/1/2030 198,434
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
106,000 4.625%,  3/15/2030
a,c
103,472
Paramount Global
49,000 6.375%,  3/30/2062
d
45,491
Rogers Communications, Inc.
47,000 7.000%,  4/15/2055
d
49,171
Principal
Amount Long-Term Fixed Income  8.4% Value
Communications Services  0.2% - continued
$ 268,000 5.000%,  2/15/2029 $ 273,080
Scripps Escrow II, Inc.
100,000 3.875%,  1/15/2029
a,c
92,014
Sinclair Television Group, Inc.
68,000 8.125%,  2/15/2033
c
71,021
Sirius XM Radio, LLC
151,000 5.000%,  8/1/2027
c
151,368
115,000 4.000%,  7/15/2028
c
112,420
155,000 3.875%,  9/1/2031
a,c
142,745
Snap, Inc.
70,000 6.875%,  3/15/2034
c
72,074
SoftBank Corporation
266,000 5.332%,  7/9/2035
c
266,555
Sprint Capital Corporation
473,000 8.750%,  3/15/2032 572,025
Take-Two Interactive Software, Inc.
150,000 5.600%,  6/12/2034 156,554
Telecom Italia Capital SA
61,000 6.000%,  9/30/2034
a
62,612
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
198,854
TELUS Corporation
163,000 6.625%,  10/15/2055
d
166,332
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 372,707
291,000 4.950%,  11/15/2035 289,312
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
252,000 4.750%,  4/15/2028
c
250,451
Univision Communications, Inc.
23,000 8.000%,  8/15/2028
c
23,821
287,000 4.500%,  5/1/2029
a,c
275,686
86,000 7.375%,  6/30/2030
c
87,414
102,000 8.500%,  7/31/2031
c
106,552
Verizon Communications, Inc.
194,000 5.875%,  11/30/2055 191,672
243,000 6.000%,  11/30/2065 239,829
276,000 5.000%,  1/15/2036 273,657
Viasat, Inc.
60,000 5.625%,  4/15/2027
c
59,914
Virgin Media Finance plc
73,000 5.000%,  7/15/2030
c
64,357
Virgin Media Secured Finance plc
223,000 5.500%,  5/15/2029
c
219,690
Virgin Media Vendor Financing
Notes IV DAC
222,000 5.000%,  7/15/2028
c
217,808
VMED O2 UK Financing I plc
60,000 7.750%,  4/15/2032
c
62,526
Vodafone Group plc
68,000 4.125%,  6/4/2081
d
63,492
86,000 5.125%,  6/4/2081
d
67,495
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
c
219,904
WarnerMedia Holdings, Inc.
72,000 5.141%,  3/15/2052 47,437
300,000 4.054%,  3/15/2029 290,340
125,000 4.279%,  3/15/2032 109,727
326,000 5.050%,  3/15/2042 229,422

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Communications Services  0.2% - continued
Windstream Services, LLC
$ 90,000 7.500%,  10/15/2033
c
$ 92,260
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
79,000 8.250%,  10/1/2031
c
82,932
Zegona Finance plc
113,000 8.625%,  7/15/2029
c
119,857
Ziggo BV
62,000 4.875%,  1/15/2030
c
58,604
Total 16,402,980
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
41,000 3.875%,  1/15/2028
c
40,416
91,000 4.375%,  1/15/2028
c
90,426
134,000 6.125%,  6/15/2029
c
137,562
106,000 5.625%,  9/15/2029
c
107,928
Adient Global Holdings, Ltd.
39,000 8.250%,  4/15/2031
a,c
41,008
62,000 7.500%,  2/15/2033
a,c
63,987
ADT Security Corporation
93,000 4.125%,  8/1/2029
c
90,704
93,000 4.875%,  7/15/2032
c
90,078
Advance Auto Parts, Inc.
138,000 7.000%,  8/1/2030
c
138,731
103,000 7.375%,  8/1/2033
c
103,409
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
221,000 4.625%,  6/1/2028
c
217,977
Allison Transmission, Inc.
46,000 3.750%,  1/30/2031
c
43,314
American Axle & Manufacturing,
Inc.
162,000 5.000%,  10/1/2029
a
156,051
72,000 6.375%,  10/15/2032
c
73,329
72,000 7.750%,  10/15/2033
c
73,338
Asbury Automotive Group, Inc.
99,000 5.000%,  2/15/2032
c
96,208
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
133,475
Aston Martin Capital Holdings, Ltd.
103,000 10.000%,  3/31/2029
c
95,867
Bath & Body Works, Inc.
48,000 6.950%,  3/1/2033 47,658
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
85,000 9.500%,  7/1/2032
c
81,230
Beach Acquisition Bidco, LLC
166,000 10.000%,  7/15/2033
c
183,228
Belron UK Finance plc
172,000 5.750%,  10/15/2029
c
175,645
Block Financial, LLC
361,000 5.375%,  9/15/2032 363,327
Boyd Gaming Corporation
112,000 4.750%,  6/15/2031
c
109,423
Brightstar Lottery plc
213,000 5.250%,  1/15/2029
c
212,516
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
$ 75,000 5.750%,  1/15/2033
c
$ 74,463
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
127,000 4.875%,  2/15/2030
c
118,295
Caesars Entertainment, Inc.
299,000 4.625%,  10/15/2029
c
286,812
70,000 6.500%,  2/15/2032
c
71,710
65,000 6.000%,  10/15/2032
a,c
63,209
Carnival Corporation
72,000 5.125%,  5/1/2029
c
72,798
252,000 5.750%,  8/1/2032
c
258,623
91,000 6.125%,  2/15/2033
c
93,966
Carvana Company
102,000 9.000%,  6/1/2030
c
106,910
239,450 9.000%,  6/1/2031
c
270,202
CBRE Services, Inc.
239,000 4.900%,  1/15/2033 240,148
Churchill Downs, Inc.
59,000 4.750%,  1/15/2028
c
58,781
71,000 6.750%,  5/1/2031
c
73,622
Cushman & Wakefield US
Borrower, LLC
28,000 6.750%,  5/15/2028
c
28,149
Dana, Inc.
85,000 4.500%,  2/15/2032
a
81,592
Dream Finders Homes, Inc.
106,000 6.875%,  9/15/2030
c
106,598
eG Global Finance plc
28,000 12.000%,  11/30/2028
c
30,433
Expedia Group, Inc.
312,000 5.400%,  2/15/2035 320,022
Ford Motor Credit Company, LLC
220,000 5.850%,  5/17/2027 223,342
328,000 2.900%,  2/10/2029 308,238
258,000 7.122%,  11/7/2033 277,108
Forestar Group, Inc.
111,000 6.500%,  3/15/2033
c
113,203
FORVIA SE
163,000 8.000%,  6/15/2030
c
174,557
138,000 6.750%,  9/15/2033
c
142,495
Gap, Inc.
41,000 3.625%,  10/1/2029
c
38,846
44,000 3.875%,  10/1/2031
c
40,669
Garrett Motion Holdings, Inc./
Garrett LX I SARL
111,000 7.750%,  5/31/2032
c
117,978
General Motors Company
200,000 5.350%,  4/15/2028 204,876
General Motors Financial
Company, Inc.
105,000 5.400%,  5/8/2027 106,719
350,000 5.800%,  1/7/2029 364,912
300,000 4.900%,  10/6/2029 304,753
377,000 5.450%,  7/15/2030 391,494
98,000 5.625%,  4/4/2032 102,040
Genting New York, LLC/GENNY
Capital, Inc.
113,000 7.250%,  10/1/2029
c
115,888

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
$ 66,000 8.375%,  1/15/2029
c
$ 64,845
66,000 11.500%,  8/15/2029
c
69,115
144,000 8.750%,  1/15/2032
c
138,261
GLP Capital, LP
467,000 5.750%,  6/1/2028 479,162
Goodyear Tire & Rubber Company
56,000 4.875%,  3/15/2027 56,092
59,000 5.000%,  7/15/2029 58,295
97,000 5.250%,  4/30/2031
a
93,127
Group 1 Automotive, Inc.
107,000 6.375%,  1/15/2030
c
110,102
Hilton Domestic Operating
Company, Inc.
259,000 4.875%,  1/15/2030 259,873
28,000 4.000%,  5/1/2031
c
26,807
165,000 3.625%,  2/15/2032
c
153,166
69,000 5.750%,  9/15/2033
c
70,616
Home Depot, Inc.
336,000 4.250%,  4/1/2046 284,491
315,000 3.900%,  6/15/2047 250,481
Hyundai Capital America
475,000 1.800%,  1/10/2028
c
453,100
206,000 5.300%,  6/24/2029
c
212,057
Jacobs Entertainment, Inc.
151,000 6.750%,  2/15/2029
c
147,957
K Hovnanian Enterprises, Inc.
54,000 8.000%,  4/1/2031
c
55,111
KB Home
195,000 4.800%,  11/15/2029 194,223
Kingpin Intermediate Holdings,
LLC
178,000 7.250%,  10/15/2032
a,c
168,272
L Brands, Inc.
171,000 6.625%,  10/1/2030
c
174,830
95,000 6.875%,  11/1/2035 96,108
Las Vegas Sands Corporation
85,000 5.900%,  6/1/2027 86,695
387,000 5.625%,  6/15/2028 396,789
Lennar Corporation
241,000 5.200%,  7/30/2030 247,763
Life Time, Inc.
84,000 6.000%,  11/15/2031
c
86,059
Light & Wonder International, Inc.
56,000 7.250%,  11/15/2029
c
57,516
Lindblad Expeditions, LLC
70,000 7.000%,  9/15/2030
c
73,023
Lithia Motors, Inc.
110,000 4.625%,  12/15/2027
c
109,833
Live Nation Entertainment, Inc.
63,000 4.750%,  10/15/2027
c
63,128
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 217,170
455,000 2.625%,  4/1/2031 417,430
Macy's Retail Holdings, LLC
35,000 7.375%,  8/1/2033
c
37,099
66,000 4.500%,  12/15/2034 59,895
Marriott International, Inc./MD
142,000 5.100%,  4/15/2032 146,235
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
Marriott Ownership Resorts, Inc.
$ 285,000 6.500%,  10/1/2033
c
$ 273,402
Match Group Holdings II, LLC
127,000 4.125%,  8/1/2030
c
120,207
77,000 6.125%,  9/15/2033
c
77,922
Mattamy Group Corporation
93,000 6.000%,  12/15/2033
c
92,174
McDonald's Corporation
325,000 4.450%,  3/1/2047 277,996
Melco Resorts Finance, Ltd.
157,000 5.375%,  12/4/2029
c
155,400
243,000 7.625%,  4/17/2032
c
255,589
138,000 6.500%,  9/24/2033
c
138,354
MercadoLibre, Inc.
300,000 4.900%,  1/15/2033 297,027
Meritage Homes Corporation
234,000 5.650%,  3/15/2035
a
239,072
MGM Resorts International
59,000 4.625%,  9/1/2026 59,015
61,000 6.125%,  9/15/2029 62,688
Michaels Companies, Inc.
46,000 5.250%,  5/1/2028
c
44,222
Millrose Properties, Inc.
88,000 6.375%,  8/1/2030
c
90,044
103,000 6.250%,  9/15/2032
c
103,925
Muvico, LLC
100,302
9.000%,PIK 6.000%,
2/19/2029
a,c,h
108,798
NCL Corporation, Ltd.
107,000 5.875%,  1/15/2031
c
106,595
222,000 6.750%,  2/1/2032
c
227,311
89,000 6.250%,  9/15/2033
c
88,963
New Home Company, Inc.
67,000 8.500%,  11/1/2030
c
69,000
Nissan Motor Acceptance
Company, LLC
140,000 5.625%,  9/29/2028
c
140,395
140,000 6.125%,  9/30/2030
c
140,020
Nissan Motor Company, Ltd.
152,000 4.810%,  9/17/2030
c
143,260
PetSmart, LLC/PetSmart Finance
Corporation
250,000 7.500%,  9/15/2032
c
254,421
Phinia, Inc.
87,000 6.625%,  10/15/2032
c
90,084
Rakuten Group, Inc.
85,000 11.250%,  2/15/2027
c
90,882
180,000 9.750%,  4/15/2029
c
201,323
151,000 8.125%,  12/15/2029
c,d,i
155,526
Raven Acquisition Holdings, LLC
152,000 6.875%,  11/15/2031
c
156,612
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
c
89,127
S&S Holdings, LLC
193,000 8.375%,  10/1/2031
c
184,938
Service Corporation International/
US
56,000 3.375%,  8/15/2030 52,366
41,000 4.000%,  5/15/2031 39,188
92,000 5.750%,  10/15/2032 93,632

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
$ 28,000 5.375%,  4/15/2027 $ 27,892
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
28,000 6.625%,  5/1/2032
a,c
28,236
Staples, Inc.
170,000 10.750%,  9/1/2029
c
169,011
Station Casinos, LLC
122,000 4.625%,  12/1/2031
c
115,663
Stellantis Financial Services US
Corporation
200,000 5.400%,  9/15/2030
c
203,082
Taylor Morrison Communities, Inc.
55,000 5.750%,  11/15/2032
c
56,589
Tenneco, Inc.
124,000 8.000%,  11/17/2028
c
124,397
Toyota Motor Credit Corporation
102,000 4.800%,  1/5/2034 103,989
Uber Technologies, Inc.
234,000 4.800%,  9/15/2034 233,932
291,000 4.800%,  9/15/2035 289,463
Vail Resorts, Inc.
48,000 5.625%,  7/15/2030
c
48,780
VICI Properties, LP/VICI Note
Company, Inc.
127,000 5.750%,  2/1/2027
c
128,425
158,000 4.125%,  8/15/2030
c
153,210
Victoria's Secret & Company
72,000 4.625%,  7/15/2029
a,c
69,803
Victra Holdings, LLC/Victra
Finance Corporation
86,000 8.750%,  9/15/2029
c
90,731
Viking Cruises, Ltd.
314,000 5.875%,  10/15/2033
c
318,855
Walmart, Inc.
259,000 4.500%,  9/9/2052 228,113
Wayfair, LLC
43,000 7.250%,  10/31/2029
c
44,878
38,000 7.750%,  9/15/2030
c
40,488
74,000 6.750%,  11/15/2032
c
76,078
Wynn Macau, Ltd.
175,000 6.750%,  2/15/2034
c
177,252
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
53,000 5.125%,  10/1/2029
c
53,314
137,000 7.125%,  2/15/2031
c
148,246
Yum! Brands, Inc.
176,000 4.750%,  1/15/2030
c
176,140
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
c
96,742
60,000 6.750%,  4/23/2030
c
59,290
Total 21,947,089
Consumer Non-Cyclical  0.3%
1261229 B.C., Ltd.
144,000 10.000%,  4/15/2032
c
149,762
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
Abbott Laboratories
$ 284,000 4.750%,  11/30/2036 $ 285,744
AbbVie, Inc.
104,000 5.400%,  3/15/2054 101,106
465,000 4.500%,  5/14/2035 456,346
239,000 5.350%,  3/15/2044 236,185
Acadia Healthcare Company, Inc.
88,000 5.000%,  4/15/2029
c
84,730
76,000 7.375%,  3/15/2033
a,c
76,760
AdaptHealth, LLC
253,000 4.625%,  8/1/2029
c
245,190
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
180,000 4.625%,  1/15/2027
c
179,827
191,000 3.500%,  3/15/2029
c
183,435
37,000 5.500%,  3/31/2031
c
37,390
141,000 5.750%,  3/31/2034
c
141,570
Altria Group, Inc.
110,000 4.875%,  2/4/2028 111,812
216,000 6.875%,  11/1/2033 243,977
Amgen, Inc.
315,000 4.200%,  2/22/2052 249,881
335,000 5.600%,  3/2/2043 336,860
Amneal Pharmaceuticals, LLC
35,000 6.875%,  8/1/2032
c
36,971
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
434,000 4.700%,  2/1/2036 429,593
Anheuser-Busch InBev Worldwide,
Inc.
319,000 5.450%,  1/23/2039 330,246
270,000 5.550%,  1/23/2049 269,409
BAT Capital Corporation
215,000 7.079%,  8/2/2043 241,492
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,575
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 117,414
BellRing Brands, Inc.
52,000 7.000%,  3/15/2030
c
53,762
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 446,545
Bunge, Ltd. Finance Corporation
273,000 3.200%,  4/21/2031 256,890
78,000 4.650%,  9/17/2034 76,532
Cargill, Inc.
140,000 5.375%,  10/23/2055
c
134,736
276,000 5.125%,  2/11/2035
c
283,632
Cencora, Inc.
187,000 5.150%,  2/15/2035 191,124
Central Garden & Pet Company
79,000 4.125%,  10/15/2030
a
75,716
Champ Acquisition Corporation
58,000 8.375%,  12/1/2031
c
62,646
CHS/Community Health Systems,
Inc.
150,000 6.000%,  1/15/2029
c
149,957
67,000 6.875%,  4/15/2029
c
59,630
77,000 4.750%,  2/15/2031
c
68,598

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
$ 74,000 10.875%,  1/15/2032
c
$ 80,767
153,000 9.750%,  1/15/2034
c
160,700
Cigna Group
374,000 4.875%,  9/15/2032 378,867
599,000 5.250%,  1/15/2036 609,786
Conagra Brands, Inc.
380,000 1.375%,  11/1/2027 361,274
333,000 5.750%,  8/1/2035
a
340,041
Concentra Health Services, Inc.
50,000 6.875%,  7/15/2032
c
52,290
Constellation Brands, Inc.
160,000 2.875%,  5/1/2030 150,530
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
139,000 5.600%,  1/15/2031
c
140,264
CVS Health Corporation
133,000 7.000%,  3/10/2055
d
139,523
182,000 6.750%,  12/10/2054
d
190,075
237,000 5.450%,  9/15/2035 242,596
214,000 4.780%,  3/25/2038 201,997
417,000 6.000%,  6/1/2044 419,049
268,000 5.125%,  7/20/2045 241,952
DaVita, Inc.
113,000 3.750%,  2/15/2031
c
104,398
116,000 6.875%,  9/1/2032
c
120,752
67,000 6.750%,  7/15/2033
c
69,472
Edgewell Personal Care Company
166,000 5.500%,  6/1/2028
c
166,173
Eli Lilly & Company
117,000 5.500%,  2/12/2055 117,100
168,000 4.950%,  2/27/2063 151,494
287,000 4.550%,  10/15/2032 290,974
Embecta Corporation
56,000 6.750%,  2/15/2030
a,c
55,110
Encompass Health Corporation
90,000 4.500%,  2/1/2028 89,844
Endo Finance Holdings, Inc.
56,000 8.500%,  4/15/2031
c
59,189
Energizer Holdings, Inc.
206,000 6.000%,  9/15/2033
c
197,596
General Mills, Inc.
90,000 4.950%,  3/29/2033 91,304
Genmab AS/Genmab Finance,
LLC
187,000 6.250%,  12/15/2032
c
191,646
Grifols SA
141,000 4.750%,  10/15/2028
c
139,251
HCA, Inc.
234,000 5.250%,  3/1/2030 241,564
401,000 3.500%,  9/1/2030 385,625
293,000 4.600%,  11/15/2032 290,347
157,000 5.450%,  9/15/2034 161,560
HLF Financing SARL, LLC/
Herbalife International, Inc.
196,000 12.250%,  4/15/2029
c
211,629
66,000 4.875%,  6/1/2029
c
61,982
Illumina, Inc.
145,000 4.650%,  9/9/2026 145,465
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
c
539,172
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
Insulet Corporation
$ 38,000 6.500%,  4/1/2033
c
$ 39,611
IQVIA, Inc.
134,000 6.250%,  6/1/2032
c
140,019
Jazz Securities DAC
83,000 4.375%,  1/15/2029
c
81,864
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
373,000 3.000%,  5/15/2032 334,825
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
291,000 6.375%,  4/15/2066
c
289,742
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
200,000 5.950%,  4/20/2035
c
210,298
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
110,000 9.000%,  2/15/2029
c
115,467
Kenvue, Inc.
354,000 4.850%,  5/22/2032 361,992
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 235,651
Kraft Heinz Foods Company
218,000 5.000%,  6/4/2042 200,036
219,000 4.375%,  6/1/2046 180,920
Lamb Weston Holdings, Inc.
62,000 4.125%,  1/31/2030
c
59,974
62,000 4.375%,  1/31/2032
c
59,066
LifePoint Health, Inc.
85,000 9.875%,  8/15/2030
c
91,519
73,000 11.000%,  10/15/2030
c
80,054
44,000 10.000%,  6/1/2032
c
46,732
L'Oreal SA
200,000 5.000%,  5/20/2035
c
204,429
Mars, Inc.
44,000 5.650%,  5/1/2045
c
44,353
Medline Borrower, LP/Medline Co-
Issuer, Inc.
70,000 6.250%,  4/1/2029
c
72,363
Merck & Company, Inc.
429,000 5.550%,  12/4/2055 423,267
Mozart Debt Merger Sub, Inc.
277,000 3.875%,  4/1/2029
c
270,438
191,000 5.250%,  10/1/2029
c
192,033
Newell Brands, Inc.
58,000 6.375%,  9/15/2027 58,316
95,000 6.625%,  9/15/2029 94,654
108,000 6.375%,  5/15/2030
a
105,469
76,000 6.625%,  5/15/2032
a
73,732
74,000 7.500%,  4/1/2046 61,754
Novartis Capital Corporation
182,000 4.700%,  9/18/2054 162,242
Organon & Company/Organon
Foreign Debt Co-Issuer BV
212,000 5.125%,  4/30/2031
a,c
175,577
Performance Food Group, Inc.
129,000 4.250%,  8/1/2029
c
126,121
154,000 6.125%,  9/15/2032
c
158,760

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
Perrigo Finance Unlimited
Company
$ 99,000 4.900%,  6/15/2030 $ 95,771
188,000 6.125%,  9/30/2032 183,125
Pfizer Investment Enterprises,
Private Ltd.
504,000 5.300%,  5/19/2053 477,226
217,000 5.110%,  5/19/2043 208,818
Pfizer, Inc.
219,000 4.500%,  11/15/2032 219,505
Philip Morris International, Inc.
336,000 5.375%,  2/15/2033 351,351
Post Holdings, Inc.
85,000 4.625%,  4/15/2030
c
82,770
200,000 4.500%,  9/15/2031
c
189,609
80,000 6.250%,  10/15/2034
c
80,444
112,000 6.500%,  3/15/2036
c
112,151
Prime Healthcare Services, Inc.
221,000 9.375%,  9/1/2029
c
232,050
Radiology Partners, Inc.
106,000 8.500%,  7/15/2032
c
110,732
Roche Holdings, Inc.
225,000 4.666%,  12/2/2035
c
223,936
336,000 4.000%,  11/28/2044
a,c
283,856
Royalty Pharma plc
194,000 5.150%,  9/2/2029 199,371
187,000 5.200%,  9/25/2035 187,946
Select Medical Corporation
59,000 6.250%,  12/1/2032
a,c
57,687
Simmons Foods, Inc.
169,000 4.625%,  3/1/2029
c
162,821
Sotera Health Holdings, LLC
60,000 7.375%,  6/1/2031
c
62,929
Spectrum Brands, Inc.
14,000 3.875%,  3/15/2031
c
11,434
Star Parent, Inc.
63,000 9.000%,  10/1/2030
c
67,234
Stryker Corporation
194,000 5.200%,  2/10/2035 199,191
Surgery Center Holdings, Inc.
77,000 7.250%,  4/15/2032
c
77,883
Sysco Corporation
338,000 6.600%,  4/1/2040 373,218
Takeda Pharmaceutical Company,
Ltd.
316,000 5.650%,  7/5/2044 318,029
Tenet Healthcare Corporation
237,000 5.125%,  11/1/2027 237,530
173,000 4.375%,  1/15/2030 169,743
204,000 6.750%,  5/15/2031 212,264
110,000 5.500%,  11/15/2032
c
111,508
Teva Pharmaceutical Finance
Company, LLC
59,000 6.150%,  2/1/2036 61,944
US Acute Care Solutions, LLC
177,000 9.750%,  5/15/2029
c
178,312
Whirlpool Corporation
60,000 6.500%,  6/15/2033 58,182
Total 24,384,249
Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
$ 28,000 7.500%,  10/1/2029
c
$ 29,335
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
124,000 5.375%,  6/15/2029
c
124,003
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
c
85,488
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
58,000 5.875%,  6/30/2029
c
58,152
67,000 6.625%,  7/15/2033
c
69,348
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
93,000 7.000%,  7/15/2029
c
96,991
Boardwalk Pipelines, LP
352,000 5.375%,  2/15/2036 353,747
BP Capital Markets America, Inc.
567,000 2.939%,  6/4/2051 360,768
Buckeye Partners, LP
80,000 4.500%,  3/1/2028
c
79,487
54,000 6.875%,  7/1/2029
c
56,171
28,000 6.750%,  2/1/2030
c
29,393
California Resources Corporation
70,000 8.250%,  6/15/2029
c
73,219
Cheniere Energy Partners, LP
712,000 4.500%,  10/1/2029 713,497
Cheniere Energy, Inc.
61,000 5.650%,  4/15/2034 63,280
Civitas Resources, Inc.
42,000 8.375%,  7/1/2028
c
43,277
207,000 8.750%,  7/1/2031
c
214,742
CNX Resources Corporation
69,000 6.000%,  1/15/2029
c
69,465
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
c
227,591
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
c
58,182
Comstock Resources, Inc.
85,000 6.750%,  3/1/2029
c
84,829
170,000 5.875%,  1/15/2030
c
165,351
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
c
385,779
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
c
131,579
Crescent Energy Finance, LLC
91,000 7.750%,  7/31/2029
c
90,828
96,000 7.625%,  4/1/2032
c
93,074
190,000 7.875%,  4/15/2032
c
187,204
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
126,000 8.625%,  3/15/2029
c
132,069
68,000 7.375%,  6/30/2033
c
69,391
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
c
50,848

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
Diamondback Energy, Inc.
$ 309,000 5.750%,  4/18/2054 $ 292,016
Eastern Energy Gas Holdings, LLC
310,000 5.800%,  1/15/2035 327,323
Energy Transfer, LP
176,000 6.500%,  2/15/2056
d
175,418
250,000 5.150%,  2/1/2043 225,003
400,000 6.000%,  6/15/2048 387,911
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 200,322
Excelerate Energy, LP
67,000 8.000%,  5/15/2030
c
70,801
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 376,484
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 97,866
146,000 7.875%,  5/15/2032 152,192
Halliburton Company
225,000 5.000%,  11/15/2045 201,167
Harvest Midstream I, LP
147,000 7.500%,  9/1/2028
c
149,198
Hess Midstream Operations, LP
127,000 4.250%,  2/15/2030
c
124,217
Hilcorp Energy I, LP/Hilcorp
Finance Company
165,000 5.750%,  2/1/2029
c
163,246
56,000 6.000%,  4/15/2030
c
54,415
112,000 6.250%,  4/15/2032
c
105,435
Howard Midstream Energy
Partners, LLC
57,000 7.375%,  7/15/2032
c
60,145
103,000 6.625%,  1/15/2034
c
105,815
ITT Holdings, LLC
176,000 6.500%,  8/1/2029
c
168,899
Kodiak Gas Services, LLC
71,000 6.500%,  10/1/2033
c
72,506
36,000 6.750%,  10/1/2035
c
37,016
Moss Creek Resources Holdings,
Inc.
31,000 8.250%,  9/1/2031
c
29,682
MPLX, LP
225,000 4.800%,  2/15/2031 227,363
449,000 4.950%,  9/1/2032 452,033
82,000 5.000%,  3/1/2033 82,385
Nabors Industries, Inc.
144,000 9.125%,  1/31/2030
c
150,561
111,000 7.625%,  11/15/2032
c
109,099
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
47,000 8.125%,  2/15/2029
c
48,784
168,000 8.375%,  2/15/2032
c
173,975
Noble Finance II, LLC
118,000 8.000%,  4/15/2030
c
122,592
Northern Oil and Gas, Inc.
92,000 8.750%,  6/15/2031
c
92,883
ONEOK, Inc.
164,000 5.700%,  11/1/2054 152,837
188,000 4.750%,  10/15/2031 188,999
113,000 5.600%,  4/1/2044 106,759
Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
Ovintiv, Inc.
$ 234,000 7.200%,  11/1/2031 $ 258,331
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 95,087
169,000 7.875%,  9/15/2030
c
162,753
Permian Resources Operating,
LLC
110,000 6.250%,  2/1/2033
c
112,834
Prairie Acquiror, LP
93,000 9.000%,  8/1/2029
c
96,666
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
c
77,867
Rockies Express Pipeline, LLC
147,000 4.950%,  7/15/2029
c
146,679
Santos Finance, Ltd.
151,000 5.750%,  11/13/2035
c
150,161
Saturn Oil & Gas, Inc.
37,000 9.625%,  6/15/2029
a,c
36,479
SESI, LLC
72,000 7.875%,  9/30/2030
c
70,880
SM Energy Company
105,000 6.500%,  7/15/2028
a
106,136
40,000 7.000%,  8/1/2032
c
39,323
South Bow USA Infrastructure
Holdings, LLC
173,000 5.026%,  10/1/2029 175,488
69,000 5.584%,  10/1/2034 69,683
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
56,000 5.875%,  3/1/2027 56,048
Sunoco, LP
169,000 7.000%,  5/1/2029
c
176,260
142,000 5.875%,  3/15/2034
c
141,987
Sunoco, LP/Sunoco Finance
Corporation
84,000 5.875%,  3/15/2028 84,205
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
102,000 5.500%,  1/15/2028
c
102,055
85,000 7.375%,  2/15/2029
c
87,853
178,000 6.750%,  3/15/2034
c
177,996
Talos Production, Inc.
35,000 9.000%,  2/1/2029
c
36,352
Targa Resources Corporation
394,000 4.200%,  2/1/2033 377,200
TGNR Intermediate Holdings, LLC
127,000 5.500%,  10/15/2029
c
125,759
TotalEnergies Capital SA
160,000 5.275%,  9/10/2054 150,337
Transocean International, Ltd.
130,000 8.250%,  5/15/2029
c
131,021
189,750 8.750%,  2/15/2030
c
198,271
USA Compression Partners, LP/
USA Compression Finance
Corporation
96,000 7.125%,  3/15/2029
c
99,371
108,000 6.250%,  10/1/2033
c
109,295
Valaris, Ltd.
99,000 8.375%,  4/30/2030
c
103,006

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
Var Energi ASA
$ 200,000 5.875%,  5/22/2030
c
$ 208,182
Venture Global LNG, Inc.
210,000 8.125%,  6/1/2028
c
212,710
177,000 9.000%,  9/30/2029
c,d,i
139,782
113,000 7.000%,  1/15/2030
a,c
108,755
301,000 8.375%,  6/1/2031
c
299,322
116,000 9.875%,  2/1/2032
c
119,836
Venture Global Plaquemines LNG,
LLC
57,000 6.125%,  12/15/2030
c
58,046
130,000 6.500%,  1/15/2034
c
133,151
57,000 6.500%,  6/15/2034
c
58,242
65,000 7.750%,  5/1/2035
c
71,172
196,000 6.750%,  1/15/2036
c
200,761
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 230,462
379,000 4.800%,  3/1/2031 378,840
112,000 6.150%,  4/1/2033 118,593
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 567,538
97,000 5.600%,  3/15/2035 100,878
Total 16,444,088
Financials  0.7%
200 Park Funding Trust
101,000 5.740%,  2/15/2055
c
100,462
Acrisure, LLC/Acrisure Finance,
Inc.
39,000 4.250%,  2/15/2029
c
38,033
57,000 7.500%,  11/6/2030
c
59,374
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
289,000 5.375%,  12/15/2031 299,317
Agree, LP
158,000 5.625%,  6/15/2034 165,159
Air Lease Corporation
59,000 4.650%,  6/15/2026
d,i
58,196
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
57,000 4.250%,  10/15/2027
c
56,638
202,000 6.750%,  4/15/2028
c
205,671
81,000 7.000%,  1/15/2031
c
84,036
Ally Financial, Inc.
460,000 8.000%,  11/1/2031 522,103
88,000 6.700%,  2/14/2033 91,973
American Express Company
149,000 5.043%,  7/26/2028
d
151,515
138,000 5.085%,  1/30/2031
d
142,244
American Homes 4 Rent, LP
128,000 4.950%,  6/15/2030 130,561
American International Group, Inc.
453,000 5.125%,  3/27/2033 465,881
Americold Realty Operating
Partnership, LP
237,000 5.600%,  5/15/2032 238,603
Ameriprise Financial, Inc.
312,000 5.200%,  4/15/2035 318,542
AmWINS Group, Inc.
47,000 6.375%,  2/15/2029
c
48,335
140,000 4.875%,  6/30/2029
c
137,682
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
ANZ Bank New Zealand, Ltd.
$ 225,000 5.548%,  8/11/2032
c,d
$ 229,346
Aon North America, Inc.
158,000 5.750%,  3/1/2054 157,198
Apollo Debt Solutions BDC
121,000 5.200%,  12/8/2028
c
120,977
232,000 6.700%,  7/29/2031 244,804
Ares Capital Corporation
189,000 5.875%,  3/1/2029 193,882
Ares Strategic Income Fund
442,000 5.450%,  9/9/2028
c
445,695
Arthur J. Gallagher & Company
54,000 6.750%,  2/15/2054 59,665
79,000 5.750%,  7/15/2054 77,667
Atlas Warehouse Lending
Company, LP
275,000 4.950%,  11/15/2030
c
275,914
Aviation Capital Group, LLC
167,000 5.125%,  4/10/2030
c
169,562
Avolon Holdings Funding, Ltd.
122,000 4.950%,  1/15/2028
c
123,430
270,000 5.750%,  3/1/2029
c
279,188
315,000 5.375%,  5/30/2030
c
323,381
245,000 4.700%,  1/30/2031
c
243,423
Azorra Finance, Ltd.
151,000 7.750%,  4/15/2030
c
159,444
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
c
207,800
Banco Santander SA
400,000 4.175%,  3/24/2028
d
400,140
Bank of America Corporation
275,000 1.734%,  7/22/2027
d
271,492
265,000 3.824%,  1/20/2028
d
264,365
196,000 5.202%,  4/25/2029
d
201,019
230,000 2.087%,  6/14/2029
d
219,398
500,000 2.496%,  2/13/2031
d
465,718
650,000 1.922%,  10/24/2031
d
581,263
338,000 2.972%,  2/4/2033
d
309,102
676,000 4.571%,  4/27/2033
d
674,344
324,000 5.872%,  9/15/2034
d
345,758
319,000 5.425%,  8/15/2035
d
326,250
450,000 3.846%,  3/8/2037
d
423,781
Bank of New York Mellon
Corporation
214,000 6.317%,  10/25/2029
d
227,208
Barclays plc
333,000 6.496%,  9/13/2027
d
338,177
275,000 4.972%,  5/16/2029
d
279,560
301,000 4.942%,  9/10/2030
d
306,964
335,000 5.746%,  8/9/2033
d
351,690
225,000 5.860%,  8/11/2046
d
230,487
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 288,811
BlackRock Funding, Inc.
104,000 5.250%,  3/14/2054 99,674
Blackstone Private Credit Fund
208,000 5.600%,  11/22/2029 209,961
274,000 5.050%,  9/10/2030 269,835
Blackstone Reg Finance
Company, LLC
140,000 4.950%,  2/15/2036 138,977

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Blue Owl Credit Income
Corporation
$ 282,000 4.700%,  2/8/2027 $ 280,891
Blue Owl Technology Finance
Corporation
351,000 6.100%,  3/15/2028
c
353,086
217,000 6.750%,  4/4/2029
a
221,945
BNP Paribas SA
314,000 5.283%,  11/19/2030
c,d
323,216
Brookfield Asset Management,
Ltd.
42,000 6.077%,  9/15/2055 42,933
Brookfield Finance, Inc.
156,000 5.813%,  3/3/2055 153,894
Brown & Brown, Inc.
96,000 6.250%,  6/23/2055 99,822
98,000 5.550%,  6/23/2035 100,485
Burford Capital Global Finance,
LLC
134,000 9.250%,  7/1/2031
c
137,967
69,000 7.500%,  7/15/2033
c
65,844
Camden Property Trust
278,000 3.150%,  7/1/2029 268,329
Charles Schwab Corporation
220,000 6.136%,  8/24/2034
d
239,794
352,000 4.914%,  11/14/2036
d
349,636
Chubb INA Holdings, LLC
220,000 4.350%,  11/3/2045 191,519
Citadel, LP
194,000 6.375%,  1/23/2032
c
205,903
Citigroup, Inc.
520,000 3.668%,  7/24/2028
d
516,693
175,000 3.520%,  10/27/2028
d
173,432
79,000 6.875%,  8/15/2030
d,i
82,089
360,000 4.952%,  5/7/2031
d
367,698
478,000 4.910%,  5/24/2033
d
483,728
284,000 6.174%,  5/25/2034
d
301,604
252,000 6.020%,  1/24/2036
d
263,942
125,000 5.174%,  9/11/2036
d
126,168
Citizens Financial Group, Inc.
136,000 5.718%,  7/23/2032
d
142,584
CNA Financial Corporation
160,000 5.125%,  2/15/2034 160,932
Comerica, Inc.
75,000 5.982%,  1/30/2030
d
78,241
Constellation Insurance, Inc.
138,000 6.800%,  1/24/2030
c
138,948
COPT Defense Properties, LP
278,000 4.500%,  10/15/2030 276,650
Corebridge Financial, Inc.
117,000 6.375%,  9/15/2054
d
117,894
169,000 4.350%,  4/5/2042 144,499
Countrywide Home Loans, Inc.
150,293
5.750%,  4/25/2037, Ser.
2007-3, Class A27 64,357
Cousins Properties, LP
69,000 5.375%,  2/15/2032 71,051
Credit Agricole SA
250,000 5.230%,  1/9/2029
c,d
255,276
250,000 4.818%,  9/25/2033
c,d
249,673
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Credit Suisse Group AG
$ 350,000 7.250%,  N/A
*,j
$ 91,000
Deutsche Bank AG/New York, NY
224,000 5.297%,  5/9/2031
d
229,503
223,000 4.950%,  8/4/2031
d
225,254
500,000 3.729%,  1/14/2032
d
472,571
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
646,000 5.950%,  9/17/2030
c
616,180
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 245,260
300,000 4.625%,  5/15/2042 269,931
Encore Capital Group, Inc.
35,000 9.250%,  4/1/2029
c
36,881
161,000 8.500%,  5/15/2030
c
173,066
118,000 6.625%,  4/15/2031
c
118,589
EPR Properties
190,000 4.950%,  4/15/2028 191,382
365,000 4.750%,  11/15/2030 362,156
ERP Operating, LP
240,000 4.950%,  6/15/2032 245,399
Essential Properties, LP
175,000 5.400%,  12/1/2035 175,322
F&G Global Funding
315,000 4.650%,  9/8/2028
c
317,000
First Citizens BancShares, Inc./NC
374,000 5.600%,  9/5/2035
d
373,350
FirstCash, Inc.
143,000 5.625%,  1/1/2030
c
143,532
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
c
229,514
Franklin BSP Capital Corporation
265,000 6.000%,  10/2/2030
c
262,561
Freedom Mortgage Holdings, LLC
133,000 9.250%,  2/1/2029
c
139,497
75,000 6.875%,  5/1/2031
c
75,045
57,000 9.125%,  5/15/2031
c
61,221
86,000 8.375%,  4/1/2032
c
90,529
71,000 7.875%,  4/1/2033
c
73,525
FTAI Aviation Investors, LLC
60,000 5.500%,  5/1/2028
c
60,053
136,000 7.000%,  5/1/2031
c
143,220
82,000 7.000%,  6/15/2032
c
86,203
GGAM Finance, Ltd.
58,000 8.000%,  6/15/2028
c
61,420
240,000 5.875%,  3/15/2030
c
243,550
Global Aircraft Leasing Company,
Ltd.
172,000 8.750%,  9/1/2027
c
178,372
Global Net Lease, Inc.
37,000 4.500%,  9/30/2028
c
36,270
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
118,000 3.750%,  12/15/2027
c
114,896
goeasy, Ltd.
97,000 9.250%,  12/1/2028
c
99,739
30,000 7.625%,  7/1/2029
c
29,665
146,000 6.875%,  2/15/2031
c
136,567

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Goldman Sachs BDC, Inc.
$ 135,000 6.375%,  3/11/2027 $ 137,810
375,000 5.650%,  9/9/2030 376,335
Goldman Sachs Group, Inc.
322,000 6.484%,  10/24/2029
d
341,477
254,000 5.218%,  4/23/2031
d
262,343
120,000 1.992%,  1/27/2032
d
106,604
810,000 3.102%,  2/24/2033
d
746,193
190,000 4.939%,  10/21/2036
d
188,617
Goldman Sachs Private Credit
Corporation
136,000 5.875%,  5/6/2028
a,c
138,536
177,000 5.375%,  1/31/2029
c
177,703
Highwoods Realty, LP
160,000 5.350%,  1/15/2033 159,880
Howard Hughes Corporation
37,000 4.125%,  2/1/2029
c
35,955
HSBC Holdings plc
74,000 6.875%,  9/11/2029
d,i
76,512
264,000 5.130%,  3/3/2031
d
270,559
374,000 5.741%,  9/10/2036
d
384,992
HUB International, Ltd.
164,000 7.250%,  6/15/2030
c
172,188
Huntington Bancshares, Inc./OH
229,000 6.141%,  11/18/2039
d
238,633
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
17,000 6.250%,  5/15/2026 16,988
216,000 5.250%,  5/15/2027 213,031
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 246,313
362,000 4.950%,  1/15/2033 367,257
Jane Street Group/JSG Finance,
Inc.
92,000 4.500%,  11/15/2029
c
90,607
36,000 7.125%,  4/30/2031
c
37,828
60,000 6.125%,  11/1/2032
c
61,054
249,000 6.750%,  5/1/2033
c
259,905
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
c
47,176
200,000 6.625%,  10/15/2031
c
196,814
Jefferson Capital Holdings, LLC
47,000 6.000%,  8/15/2026
c
46,859
117,000 9.500%,  2/15/2029
c
122,871
46,000 8.250%,  5/15/2030
c
48,379
JPMorgan Chase & Company
25,000 4.203%,  7/23/2029
d
25,081
400,000 2.522%,  4/22/2031
d
372,611
400,000 1.953%,  2/4/2032
d
356,679
450,000 4.586%,  4/26/2033
d
452,372
337,000 4.912%,  7/25/2033
d
343,305
228,000 5.766%,  4/22/2035
d
242,955
156,000 5.502%,  1/24/2036
d
163,039
380,000 4.810%,  10/22/2036
d
377,326
214,000 5.534%,  11/29/2045
d
217,260
Kilroy Realty, LP
109,000 4.250%,  8/15/2029 106,790
275,000 5.875%,  10/15/2035 276,261
Liberty Mutual Group, Inc.
32,000 4.125%,  12/15/2051
c,d
31,553
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Lincoln National Corporation
$ 430,000 2.330%,  8/15/2030
c
$ 389,853
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
d
347,317
250,000 4.425%,  11/4/2031
d
249,220
300,000 6.068%,  6/13/2036
d
315,451
LPL Holdings, Inc.
317,000 4.900%,  4/3/2028 321,630
Macquarie AirFinance Holdings,
Ltd.
57,000 6.400%,  3/26/2029
c
59,730
146,000 5.150%,  3/17/2030
c
148,003
Macquarie Bank, Ltd.
354,000 5.642%,  8/13/2036
c,d
358,801
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 80,528
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
c
283,574
Mizuho Financial Group, Inc.
200,000 5.098%,  5/13/2031
d
205,691
Molina Healthcare, Inc.
51,000 4.375%,  6/15/2028
c
50,156
70,000 6.250%,  1/15/2033
c
71,363
Morgan Stanley
179,000 5.516%,  11/19/2055
d
176,930
223,000 5.164%,  4/20/2029
d
228,020
260,000 3.622%,  4/1/2031
d
252,622
223,000 5.250%,  4/21/2034
d
229,592
168,000 5.831%,  4/19/2035
d
178,526
116,000 5.587%,  1/18/2036
d
121,218
394,000 5.297%,  4/20/2037
d
400,777
MPT Operating Partnership, LP/
MPT Finance Corporation
168,000 8.500%,  2/15/2032
c
179,413
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 231,915
Nationwide Building Society
275,000 5.537%,  7/14/2036
c,d
284,007
NatWest Group plc
250,000 4.445%,  5/8/2030
d
250,937
325,000 6.475%,  6/1/2034
d
341,223
Navient Corporation
34,000 5.000%,  3/15/2027 34,074
37,000 5.500%,  3/15/2029 36,728
Nomura Holdings, Inc.
224,000 5.783%,  7/3/2034 236,417
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 402,776
221,000 5.200%,  7/1/2030 224,908
Omnis Funding Trust
220,000 6.722%,  5/15/2055
c
228,768
OneMain Finance Corporation
77,000 3.500%,  1/15/2027 76,248
90,000 3.875%,  9/15/2028 87,716
63,000 6.750%,  3/15/2032 64,696
285,000 7.125%,  9/15/2032 296,092
Osaic Holdings, Inc.
104,000 6.750%,  8/1/2032
c
108,640

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
$ 161,000 4.875%,  5/15/2029
c
$ 157,214
PennyMac Financial Services, Inc.
35,000 7.125%,  11/15/2030
c
36,793
99,000 6.875%,  5/15/2032
c
103,643
65,000 6.875%,  2/15/2033
c
67,857
35,000 6.750%,  2/15/2034
c
36,180
Phoenix Aviation Capital, Ltd.
109,000 9.250%,  7/15/2030
c
116,119
PNC Financial Services Group,
Inc.
107,000 6.615%,  10/20/2027
d
109,134
PRA Group, Inc.
89,000 8.375%,  2/1/2028
c
90,935
Prologis Targeted US Logistics
Fund, LP
216,000 5.250%,  4/1/2029
c
222,400
104,000 5.250%,  1/15/2035
c
105,838
Prologis, LP
146,000 5.250%,  3/15/2054 138,727
Protective Life Corporation
389,000 4.700%,  1/15/2031
c
390,226
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
d
424,087
Regency Centers, LP
299,000 4.125%,  3/15/2028 299,560
162,000 5.250%,  1/15/2034 166,552
RGA Global Funding
105,000 5.500%,  1/11/2031
c
109,210
RHP Hotel Properties, LP/RHP
Finance Corporation
28,000 4.750%,  10/15/2027 27,884
57,000 4.500%,  2/15/2029
c
56,432
Rithm Capital Corporation
37,000 8.000%,  4/1/2029
c
37,988
68,000 8.000%,  7/15/2030
c
69,541
RLJ Lodging Trust, LP
52,000 4.000%,  9/15/2029
c
49,321
Rocket Companies, Inc.
60,000 6.500%,  8/1/2029
c
61,883
105,000 6.125%,  8/1/2030
c
108,536
32,000 7.125%,  2/1/2032
c
33,664
101,000 6.375%,  8/1/2033
c
105,305
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
c
91,758
166,000 3.875%,  3/1/2031
c
157,633
32,000 4.000%,  10/15/2033
c
29,731
Ryan Specialty, LLC
30,000 4.375%,  2/1/2030
c
29,443
140,000 5.875%,  8/1/2032
c
143,048
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
d
115,666
296,000 5.473%,  3/20/2029
d
302,494
93,000 6.174%,  1/9/2030
d
96,927
Sixth Street Lending Partners
155,000 6.125%,  7/15/2030 159,084
SLM Corporation
49,000 6.500%,  1/31/2030 50,718
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Societe Generale SA
$ 60,000 10.000%,  11/14/2028
c,d,i
$ 66,689
296,000 5.249%,  5/22/2029
c,d
301,958
300,000 5.439%,  10/3/2036
c,d
300,652
Standard Chartered plc
200,000 5.545%,  1/21/2029
c,d
205,216
Starwood Property Trust, Inc.
52,000 4.375%,  1/15/2027
c
51,677
108,000 5.250%,  10/15/2028
c
108,785
82,000 6.500%,  10/15/2030
c
85,493
36,000 5.750%,  1/15/2031
c
36,387
State Street Corporation
314,000 4.530%,  2/20/2029
d
318,041
Stonebriar ABF Issuer, LLC
59,000 8.125%,  12/15/2030
c
60,723
Stonex Escrow Issuer, LLC
187,000 6.875%,  7/15/2032
c
193,962
Sumitomo Mitsui Financial Group,
Inc.
275,000 1.710%,  1/12/2031 241,843
Synchrony Financial
59,000 7.250%,  2/2/2033 63,378
Synovus Bank
250,000 5.625%,  2/15/2028 255,358
Toronto-Dominion Bank
110,000 5.146%,  9/10/2034
d
111,809
177,000 4.928%,  10/15/2035 176,869
Travelers Companies, Inc.
124,000 5.050%,  7/24/2035 125,938
Truist Financial Corporation
227,000 6.047%,  6/8/2027
d
228,827
160,000 5.125%,  12/15/2027
a,d,i
159,981
266,000 5.122%,  1/26/2034
d
271,023
137,000 5.711%,  1/24/2035
d
144,113
U.S. Bancorp
348,000 5.775%,  6/12/2029
d
361,713
88,000 5.836%,  6/12/2034
d
93,886
146,000 5.678%,  1/23/2035
d
154,162
UBS Group AG
123,000 6.600%,  8/5/2030
c,d,i
124,914
278,000 3.091%,  5/14/2032
c,d
257,921
200,000 5.699%,  2/8/2035
c,d
210,293
200,000 5.379%,  9/6/2045
c,d
196,206
United Wholesale Mortgage, LLC
154,000 5.500%,  4/15/2029
c
152,896
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 225,869
228,000 4.750%,  5/15/2052 196,632
Unum Group
223,000 5.250%,  12/15/2035 221,326
Wells Fargo & Company
500,000 4.900%,  1/24/2028
d
504,209
338,000 3.526%,  3/24/2028
d
335,803
214,000 5.707%,  4/22/2028
d
218,430
234,000 5.574%,  7/25/2029
d
242,395
185,000 5.389%,  4/24/2034
d
192,480
310,000 4.900%,  11/17/2045 279,036
Western Alliance Bank
150,000 6.537%,  11/15/2035
d
150,329
Wynnton Funding Trust II
175,000 5.991%,  8/15/2055
c
176,068

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
XHR, LP
$ 66,000 4.875%,  6/1/2029
c
$ 65,072
30,000 6.625%,  5/15/2030
c
30,963
Zions Bancorp NA
250,000 4.704%,  8/18/2028
d
250,000
Total 55,847,688
Foreign Government  <0.1%
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
c
254,648
Mexico Government International
Bond
253,000 5.625%,  9/22/2035 249,458
NBN Company, Ltd.
317,000 4.150%,  9/16/2030
c
315,437
Saudi Arabian Oil Company
200,000 5.250%,  7/17/2034
c
205,831
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
c
149,972
Total 1,175,346
Mortgage-Backed Securities  2.5%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
481,249 5.500%,  12/1/2038 496,937
4,227,528 5.500%,  2/1/2040 4,346,295
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,789,404 2.000%,  1/1/2052 2,289,524
1,198,172 6.000%,  1/1/2055 1,257,482
2,057,474 2.000%,  5/1/2051 1,688,772
3,966,014 2.500%,  5/1/2051 3,399,341
1,647,381 3.500%,  5/1/2052 1,534,768
2,614,750 4.000%,  5/1/2052 2,505,809
1,667,228 5.000%,  7/1/2053 1,677,842
782,112 5.500%,  7/1/2053 801,718
2,079,677 3.500%,  8/1/2052 1,936,280
1,649,662 5.000%,  8/1/2053 1,664,801
2,563,275 5.500%,  9/1/2053 2,638,711
1,976,511 5.500%,  9/1/2055 2,019,670
1,643,360 3.500%,  9/1/2047 1,554,015
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
940,616 2.500%,  7/1/2030 915,479
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,650,000 5.000%,  1/1/2038
k
5,721,914
335,873 5.500%,  9/1/2039 347,311
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,498,729 3.000%,  12/1/2036 1,429,354
1,472,269 3.000%,  8/1/2038 1,404,780
2,293,960 3.500%,  5/1/2040 2,195,252
2,244,457 2.500%,  4/1/2042 2,015,870
793,497 2.000%,  5/1/2042 693,668
959,621 5.000%,  10/1/2045 965,250
Principal
Amount Long-Term Fixed Income  8.4% Value
Mortgage-Backed Securities  2.5% - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 6,204,378 3.000%,  1/1/2052 $ 5,536,488
529,950 2.000%,  2/1/2051 434,981
796,462 2.000%,  2/1/2051 653,732
2,620,537 2.500%,  2/1/2051 2,260,738
3,108,896 2.500%,  2/1/2051 2,637,437
2,834,558 5.500%,  2/1/2055 2,902,681
9,066,876 2.000%,  3/1/2051 7,389,029
4,500,498 4.000%,  3/1/2051 4,341,414
2,284,685 2.000%,  3/1/2052 1,879,357
6,926,544 3.000%,  3/1/2052 6,185,188
5,965,384 2.000%,  4/1/2051 4,840,671
3,515,225 3.000%,  4/1/2051 3,115,194
2,745,274 5.500%,  4/1/2054 2,821,577
3,523,781 3.000%,  5/1/2050 3,125,243
976,836 2.000%,  5/1/2051 797,653
3,144,341 3.000%,  5/1/2051 2,848,576
973,068 3.500%,  5/1/2052 906,738
6,050,287 2.000%,  6/1/2050 4,945,764
2,561,853 3.000%,  6/1/2050 2,327,335
1,090,716 4.000%,  6/1/2052 1,040,845
1,213,171 5.000%,  6/1/2053 1,222,560
5,532,842 5.500%,  6/1/2053 5,674,379
4,407,092 2.500%,  7/1/2051 3,801,128
1,025,008 3.500%,  7/1/2051 958,614
751,283 3.000%,  7/1/2052 675,655
3,164,645 4.000%,  7/1/2052 3,019,954
962,542 2.500%,  8/1/2050 832,643
1,688,507 3.500%,  8/1/2050 1,585,189
2,958,129 3.500%,  8/1/2052 2,741,496
5,404,329 4.500%,  8/1/2052 5,304,257
2,316,432 5.000%,  8/1/2053 2,333,641
4,664,716 6.000%,  8/1/2054 4,907,125
1,006,314 2.500%,  9/1/2051 866,768
856,761 3.500%,  9/1/2052 798,126
1,555,282 3.500%,  9/1/2052 1,453,534
1,772,305 5.000%,  9/1/2052 1,787,122
2,929,321 4.500%,  9/1/2053 2,883,474
1,709,209 4.500%,  9/1/2053 1,685,411
4,408,442 4.000%,  10/1/2052 4,225,166
964,079 2.000%,  11/1/2051 791,292
1,137,071 3.500%,  11/1/2052 1,064,264
3,917,471 2.000%,  12/1/2050 3,216,248
8,797,257 2.500%,  12/1/2051 7,555,811
5,340,024 4.500%,  12/1/2052 5,263,884
500,000 5.500%,  1/1/2041
k
506,991
1,931,856 3.500%,  12/1/2047 1,830,431
700,000 3.000%,  1/1/2048
k
619,035
6,800,000 4.000%,  1/1/2049
k
6,449,287
2,525,000 4.500%,  1/1/2049
k
2,464,759
7,700,000 5.000%,  1/1/2049
k
7,678,344
4,300,000 3.500%,  2/1/2049
k
3,961,543
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,281,088 2.500%,  3/1/2062 4,348,465
1,062,881 3.500%,  7/1/2061 965,756
2,294,607 4.000%,  12/1/2061 2,161,559
PRPM, LLC
562,509
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
563,573

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Mortgage-Backed Securities  2.5% - continued
Sequoia Mortgage Trust
$ 1,100,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
$ 1,062,598
Total 203,751,566
Technology  0.2%
Accenture Capital, Inc.
227,000 4.500%,  10/4/2034 223,769
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052 190,367
Alphabet, Inc.
160,000 5.250%,  5/15/2055 153,246
313,000 4.375%,  11/15/2032 314,062
149,000 4.700%,  11/15/2035 149,036
Amentum Holdings, Inc.
144,000 7.250%,  8/1/2032
c
151,788
APLD ComputeCo, LLC
74,000 9.250%,  12/15/2030
c
72,587
Apple, Inc.
241,000 3.750%,  9/12/2047 190,374
Block, Inc.
70,000 5.625%,  8/15/2030
c
71,423
61,000 3.500%,  6/1/2031 57,335
255,000 6.500%,  5/15/2032 265,164
70,000 6.000%,  8/15/2033
c
71,863
Boost Newco Borrower, LLC
169,000 7.500%,  1/15/2031
c
179,622
Broadcom, Inc.
233,000 4.900%,  7/15/2032 237,893
121,000 3.469%,  4/15/2034 110,333
452,000 3.137%,  11/15/2035
c
389,256
500,000 3.187%,  11/15/2036
c
424,046
250,000 4.926%,  5/15/2037
c
246,752
127,000 4.900%,  2/15/2038 124,501
CACI International, Inc.
45,000 6.375%,  6/15/2033
c
46,561
Central Parent, Inc./CDK Global,
Inc.
56,000 7.250%,  6/15/2029
c
47,477
Cipher Compute, LLC
143,000 7.125%,  11/15/2030
c
145,643
Cisco Systems, Inc.
103,000 5.300%,  2/26/2054 98,727
Clarivate Science Holdings
Corporation
62,000 3.875%,  7/1/2028
c
60,190
Cloud Software Group, Inc.
405,000 6.500%,  3/31/2029
c
410,301
256,000 9.000%,  9/30/2029
c
266,627
Coherent Corporation
58,000 5.000%,  12/15/2029
c
57,804
CommScope Technologies, LLC
67,000 5.000%,  3/15/2027
c
66,849
CommScope, LLC
63,000 4.750%,  9/1/2029
c
62,911
CoreWeave, Inc.
105,000 9.000%,  2/1/2031
c
96,235
Dell, Inc.
196,000 6.500%,  4/15/2038 210,288
Principal
Amount Long-Term Fixed Income  8.4% Value
Technology  0.2% - continued
Diebold Nixdorf, Inc.
$ 119,000 7.750%,  3/31/2030
c
$ 126,636
Fair Isaac Corporation
116,000 6.000%,  5/15/2033
c
119,149
Fiserv, Inc.
220,000 2.650%,  6/1/2030 202,810
215,000 5.350%,  3/15/2031 220,613
195,000 5.600%,  3/2/2033 201,275
230,000 5.150%,  8/12/2034 228,222
Flash Compute, LLC
39,000 7.250%,  12/31/2030
c
38,640
Foundry JV Holdco, LLC
251,000 5.900%,  1/25/2030
c
262,515
200,000 5.900%,  1/25/2033
c
209,269
200,000 6.400%,  1/25/2038
c
213,335
Gen Digital, Inc.
70,000 7.125%,  9/30/2030
c
72,284
31,000 6.250%,  4/1/2033
c
31,968
Global Payments, Inc.
337,000 5.300%,  8/15/2029 344,692
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
56,000 3.500%,  3/1/2029
c
53,697
Hewlett Packard Enterprise
Company
313,000 4.400%,  9/25/2027 314,508
187,000 4.850%,  10/15/2031 188,874
Intel Corporation
391,000 4.900%,  7/29/2045 337,205
ION Platform Finance US, Inc.
189,000 7.875%,  9/30/2032
c
179,334
ION Platform Finance US, Inc./ION
Platform Finance SARL
106,000 9.500%,  5/30/2029
c
107,346
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
c
292,018
160,000 5.250%,  7/15/2030
c
158,065
247,000 4.500%,  2/15/2031
c
235,455
Kioxia Holdings Corporation
147,000 6.625%,  7/24/2033
c
152,862
KLA Corporation
338,000 3.300%,  3/1/2050 234,640
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 57,736
Mastercard, Inc.
265,000 3.950%,  2/26/2048 214,194
Microchip Technology, Inc.
47,000 5.050%,  3/15/2029 47,919
Micron Technology, Inc.
122,000 5.650%,  11/1/2032 128,240
NCR Atleos Corporation
47,000 9.500%,  4/1/2029
c
51,013
NCR Voyix Corporation
85,000 5.000%,  10/1/2028
c
84,394
53,000 5.125%,  4/15/2029
c
52,627
Neptune Bidco US, Inc.
136,000 9.290%,  4/15/2029
c
136,232
55,000 10.375%,  5/15/2031
c
56,394
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 155,402

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Technology  0.2% - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 106,000 4.300%,  6/18/2029 $ 106,173
250,000 3.250%,  5/11/2041 189,547
Open Text Corporation
102,000 3.875%,  12/1/2029
c
96,801
Open Text Holdings, Inc.
145,000 4.125%,  2/15/2030
c
138,594
Oracle Corporation
224,000 6.900%,  11/9/2052 221,340
198,000 5.250%,  2/3/2032 197,973
202,000 4.800%,  9/26/2032 195,015
103,000 4.700%,  9/27/2034 95,510
228,000 5.875%,  9/26/2045 205,912
624,000 4.000%,  7/15/2046 432,551
Paychex, Inc.
79,000 5.600%,  4/15/2035 82,736
PayPal Holdings, Inc.
191,000 5.500%,  6/1/2054 185,314
Pitney Bowes, Inc.
29,000 6.875%,  3/15/2027
c
29,019
RingCentral, Inc.
160,000 8.500%,  8/15/2030
c
169,613
Rocket Software, Inc.
70,000 9.000%,  11/28/2028
c
72,181
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 239,471
S&P Global, Inc.
170,000 4.800%,  12/4/2035
c
169,476
Sabre GLBL, Inc.
67,000 11.125%,  7/15/2030
c
55,548
Seagate Data Storage Technology,
Private Ltd.
114,560 9.625%,  12/1/2032
c
130,058
44,000 5.750%,  12/1/2034
c
45,094
Sensata Technologies BV
109,000 4.000%,  4/15/2029
c
106,351
Sensata Technologies, Inc.
62,000 4.375%,  2/15/2030
c
60,555
33,000 3.750%,  2/15/2031
c
30,970
31,000 6.625%,  7/15/2032
c
32,459
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
152,000 6.750%,  8/15/2032
c
156,939
SS&C Technologies, Inc.
106,000 5.500%,  9/30/2027
c
106,096
30,000 6.500%,  6/1/2032
c
31,212
Synopsys, Inc.
196,000 5.700%,  4/1/2055 194,430
UKG, Inc.
59,000 6.875%,  2/1/2031
c
60,606
Verisk Analytics, Inc.
117,000 5.250%,  3/15/2035 119,065
Viavi Solutions, Inc.
100,000 3.750%,  10/1/2029
c
95,712
WULF Compute, LLC
73,000 7.750%,  10/15/2030
c
75,208
Principal
Amount Long-Term Fixed Income  8.4% Value
Technology  0.2% - continued
Xerox Corporation
$ 93,000 10.250%,  10/15/2030
a,c
$ 88,978
Total 14,919,100
Transportation  <0.1%
Air Canada
59,000 3.875%,  8/15/2026
c
58,719
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
63,333 5.500%,  4/20/2026
c
63,423
165,446 5.750%,  4/20/2029
c
168,480
Avianca Midco 2 plc
164,000 9.000%,  12/1/2028
c
165,092
85,000 9.625%,  2/14/2030
c
85,289
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
c
74,149
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 193,965
240,000 4.450%,  3/15/2043 213,407
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 198,037
DCLI Bidco, LLC
143,000 7.750%,  11/15/2029
c
146,992
Delta Air Lines, Inc.
284,000 5.250%,  7/10/2030 291,829
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
c
458,769
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
c
218,595
Norfolk Southern Corporation
233,000 5.100%,  5/1/2035 237,979
OneSky Flight, LLC
148,000 8.875%,  12/15/2029
c
158,380
Rand Parent, LLC
152,000 8.500%,  2/15/2030
c
158,362
RXO, Inc.
58,000 7.500%,  11/15/2027
c
59,280
Ryder System, Inc.
186,000 4.850%,  6/15/2030 189,752
Star Leasing Company, LLC
61,000 7.625%,  2/15/2030
c
56,744
Stena International SA
94,000 7.250%,  1/15/2031
c
95,824
Stonepeak Nile Parent, LLC
47,000 7.250%,  3/15/2032
c
49,740
Union Pacific Corporation
449,000 2.973%,  9/16/2062 262,715
United Airlines, Inc.
317,000 4.625%,  4/15/2029
c
315,625
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
c
36,265
115,000 9.500%,  6/1/2028
c
118,942
68,000 6.375%,  2/1/2030
a,c
64,712

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Transportation  <0.1% - continued
Watco Companies, LLC/Watco
Finance Corporation
$ 71,000 7.125%,  8/1/2032
c
$ 74,359
Total 4,215,425
U.S. Government & Agencies  2.7%
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,048,125
1,639,000 3.625%,  5/15/2053 1,325,861
5,000,000 4.750%,  8/15/2055 4,915,625
680,000 1.625%,  11/15/2050 357,000
4,000,000 4.750%,  11/15/2053 3,926,719
5,830,000 5.250%,  11/15/2028 6,100,549
2,050,000 4.375%,  5/15/2040 2,015,166
7,430,000 1.375%,  11/15/2040 4,822,534
11,465,000 3.000%,  5/15/2042 9,226,190
2,500,000 3.250%,  5/15/2042 2,084,961
493,000 3.375%,  5/15/2044 406,879
25,124,000 2.500%,  5/15/2046 17,425,849
16,725,000 2.875%,  5/15/2049 11,998,228
U.S. Treasury Notes
10,500,000 3.500%,  9/30/2026 10,492,316
2,850,000 3.875%,  5/31/2027 2,864,584
15,000,000 3.500%,  9/30/2027 15,002,930
20,005,000 2.250%,  11/15/2027 19,561,139
10,550,000 3.875%,  12/31/2027 10,628,713
300,000 0.750%,  1/31/2028 283,652
3,200,000 3.625%,  3/31/2028 3,208,500
18,050,000 2.875%,  5/15/2028 17,792,647
2,500,000 3.750%,  12/31/2028 2,514,160
10,600,000 3.500%,  9/30/2029 10,550,727
17,810,000 4.000%,  3/31/2030 18,036,799
1,900,000 3.625%,  8/31/2030 1,893,246
23,000,000 3.625%,  9/30/2030 22,911,055
2,500,000 3.625%,  10/31/2030 2,489,453
160,000 1.375%,  11/15/2031 139,369
4,400,000 4.125%,  11/15/2032 4,450,359
1,400,000 3.500%,  2/15/2033 1,360,570
7,900,000 4.500%,  11/15/2033 8,157,059
Total 217,990,964
Utilities  0.2%
AEP Texas, Inc.
176,000 5.850%,  10/15/2055 172,719
AES Corporation
124,000 7.600%,  1/15/2055
d
126,283
450,000 3.950%,  7/15/2030
c
439,215
Algonquin Power & Utilities
Corporation
263,000 4.750%,  1/18/2082
d
259,362
Alpha Generation, LLC
52,000 6.750%,  10/15/2032
c
53,830
American Electric Power
Company, Inc.
187,000 6.050%,  3/15/2056
d
183,733
American Water Capital
Corporation
150,000 5.700%,  9/1/2055 150,196
Atmos Energy Corporation
125,000 5.450%,  1/15/2056 120,929
Principal
Amount Long-Term Fixed Income  8.4% Value
Utilities  0.2% - continued
Berkshire Hathaway Energy
Company
$ 375,000 4.500%,  2/1/2045 $ 325,243
Calpine Corporation
125,000 4.500%,  2/15/2028
c
125,083
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 277,723
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 144,549
450,000 4.125%,  5/15/2049 357,447
Constellation Energy Generation,
LLC
108,000 6.125%,  1/15/2034 117,064
Consumers Energy Company
367,000 4.350%,  4/15/2049 305,448
Dominion Energy, Inc.
29,000 6.875%,  2/1/2055
d
30,143
29,000 7.000%,  6/1/2054
d
31,400
DTE Electric Company
265,000 3.700%,  3/15/2045 207,314
145,000 3.700%,  6/1/2046 111,361
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 256,692
Duke Energy Corporation
41,000 6.450%,  9/1/2054
d
43,033
326,000 5.450%,  6/15/2034 339,461
Duke Energy Indiana, LLC
295,000 3.750%,  5/15/2046 229,815
Enel Finance International NV
220,000 5.125%,  6/26/2029
c
225,611
Entergy Louisiana, LLC
60,000 5.800%,  3/15/2055 60,298
Exelon Corporation
275,000 4.700%,  4/15/2050 235,357
336,000 4.450%,  4/15/2046 281,866
FirstEnergy Corporation
281,000 4.850%,  7/15/2047 247,375
Georgia Power Company
190,000 4.950%,  5/17/2033 193,716
102,000 5.250%,  3/15/2034 105,307
Hawaiian Electric Company, Inc.
36,000 6.000%,  10/1/2033
c
36,502
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 215,635
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
c
179,653
Lightning Power, LLC
124,000 7.250%,  8/15/2032
c
131,856
Long Ridge Energy, LLC
200,000 8.750%,  2/15/2032
c
212,888
MidAmerican Energy Company
253,000 5.850%,  9/15/2054 260,263
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 136,280
NextEra Energy Capital Holdings,
Inc.
219,000 5.900%,  3/15/2055 221,407
116,000 5.300%,  3/15/2032 120,814

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Utilities  0.2% - continued
NiSource, Inc.
$ 29,000 6.375%,  3/31/2055
d
$ 30,035
126,000 5.750%,  7/15/2056
d
126,816
415,000 5.650%,  2/1/2045 412,123
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
c
47,840
165,000 5.250%,  6/15/2029
c
165,444
36,000 5.750%,  7/15/2029
c
35,824
48,000 6.000%,  2/1/2033
c
48,950
322,000 5.750%,  1/15/2034
c
325,275
118,000 6.250%,  11/1/2034
c
121,188
Pacific Gas and Electric Company
213,000 5.550%,  5/15/2029 219,767
199,000 4.550%,  7/1/2030 198,145
102,000 5.800%,  5/15/2034 105,934
PG&E Corporation
50,000 5.000%,  7/1/2028 49,862
PPL Capital Funding, Inc.
225,000 5.250%,  9/1/2034 230,422
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 165,492
Public Service Company of
Colorado
267,000 4.500%,  6/1/2052 222,423
Public Service Enterprise Group,
Inc.
321,000 4.900%,  3/15/2030 328,240
RWE Finance US, LLC
150,000 5.875%,  9/18/2055
c
146,668
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 401,916
Southern California Edison
Company
87,000 5.450%,  3/1/2035 88,207
Southern Company
274,000 5.113%,  8/1/2027 278,381
312,000 4.850%,  3/15/2035 308,163
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 116,644
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 139,518
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
c
122,815
36,000 6.250%,  2/1/2034
c
36,717
36,000 6.500%,  2/1/2036
c
37,227
TerraForm Power Operating, LLC
298,000 5.000%,  1/31/2028
c
297,726
TransAlta Corporation
139,000 5.875%,  2/1/2034 139,960
Virginia Electric and Power
Company
77,000 5.350%,  1/15/2054 72,188
284,000 4.600%,  12/1/2048 243,771
Vistra Corporation
57,000 8.000%,  10/15/2026
c,d,i
58,433
143,000 7.000%,  12/15/2026
c,d,i
145,497
Vistra Operations Company, LLC
131,000 5.000%,  7/31/2027
c
131,301
378,000 5.250%,  10/15/2035
c
376,787
Principal
Amount Long-Term Fixed Income  8.4% Value
Utilities  0.2% - continued
VoltaGrid, LLC
$ 55,000 7.375%,  11/1/2030
c
$ 54,491
Xcel Energy, Inc.
163,000 4.600%,  6/1/2032 162,107
118,000 5.600%,  4/15/2035 122,197
Total 13,587,365
Total Long-Term Fixed Income
(cost $698,439,439) 672,986,955
Shares
l
Private Equity Funds 1.4% Value
Secondary  1.4%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,m
12,855,848
__ ASF IX, LP
*,b,m
18,402,378
__ ASF VIII Sidecar (Cayman), LP
*,b,m
2,627,798
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,m
18,212,802
__ LCP X (Offshore), LP
*,b,m
36,936,237
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,m
25,691,023
Total 114,726,086
Total Private Equity Funds
(cost $88,336,683) 114,726,086
Shares
Collateral Held for Securities
Loaned 0.1% Value
4,955,469 Thrivent Cash Management Trust 4,955,469
Total Collateral Held for
Securities Loaned
(cost $4,955,469) 4,955,469
Shares or
Principal
Amount Short-Term Investments 14.6% Value
Federal Home Loan Bank Discount
Notes
1,300,000 3.855%, 1/2/2026
n,o
1,299,747
1,700,000 3.866%, 1/9/2026
n,o
1,698,508
2,700,000 3.650%, 1/23/2026
n,o
2,693,945
2,400,000 3.646%, 1/30/2026
n,o
2,392,980
300,000 3.790%, 2/11/2026
n,o
298,766
100,000 3.800%, 2/18/2026
n,o
99,520
17,900,000 3.556%, 2/20/2026
n,o
17,810,612
100,000 3.755%, 2/25/2026
n,o
99,452
4,200,000 3.788%, 2/27/2026
n,o
4,176,148
6,200,000 3.570%, 3/20/2026
n,o
6,152,108
200,000 3.570%, 3/23/2026
n,o
198,396
Federal Home Loan Mortgage
Corporation Discount Notes
11,500,000 3.790%, 1/26/2026
n,o
11,470,848
1,000,000 3.783%, 2/2/2026
n,o
996,769
8,500,000 3.576%, 3/9/2026
n,o
8,443,484
200,000 3.560%, 3/12/2026
n,o
198,612
9,000,000 3.565%, 3/23/2026
n,o
8,927,840
Federal National Mortgage
Association Discount Notes
100,000 3.755%, 2/18/2026
n,o
99,520
13,000,000 3.623%, 3/2/2026
n,o
12,922,462
15,000,000 3.538%, 3/18/2026
n,o
14,887,067

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  14.6% Value
State Street Institutional U.S.
Government Money Market
Fund
336,013,143 3.740%
n
$ 336,013,143
Thrivent Core Short-Term Reserve
Fund
73,806,566 4.050% 738,065,661
U.S. Treasury Bills
1,500,000 3.854%, 1/8/2026
n,p
1,499,132
800,000 3.530%, 3/19/2026
n,p
794,044
100,000 3.545%, 3/26/2026
n,p
99,189
Total Short-Term Investments
(cost $1,171,271,947) 1,171,337,953
Total Investments (cost
$6,216,425,153) 100.4% $8,055,544,835
Other Assets and Liabilities, Net
(0.4%) (28,913,858)
Total Net Assets 100.0% $8,026,630,977
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $129,574,164 or
1.6% of total net assets.
d Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Denotes investments purchased on a when-issued or
delayed-delivery basis.
l Private equity fund partnerships do not issue shares.
m Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of December
31, 2025 was $114,817,086 or 1.43% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of December
31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 9,981,570
ASF IX, LP  3/18/2024 15,318,419
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,189,545
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 13,400,000
LCP X (Offshore), LP  10/25/2023 26,803,357
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 20,643,792
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 4,406,227
Common Stock 445,305
Total lending $4,851,532
Gross amount payable upon return of
collateral for securities loaned $4,955,469
Net amounts due to counterparty $103,937
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,884,787,679
Gross unrealized depreciation (94,222,880)
Net unrealized appreciation (depreciation) $ 1,790,564,799
Cost for federal income tax purposes $ 6,252,984,613
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,223,426,211 3,223,426,211 – –
U.S. Unaffiliated 36,809,007 36,809,007 – –
Common Stock
Communications Services 307,180,757 305,907,247 1,273,510 –
Consumer Discretionary 295,544,171 295,544,171 – –
Consumer Staples 66,766,826 66,766,826 – –
Energy 53,869,037 53,869,037 – –
Financials 325,961,215 325,961,215 – –
Health Care 247,995,818 247,995,818 – –
Industrials 218,309,429 218,185,232 124,197 –
Information Technology 885,121,362 878,873,297 6,248,065 –
Materials 46,720,397 46,538,350 182,047 –
Real Estate 44,116,188 44,116,188 – –
Utilities 43,252,471 43,252,471 – –
Long-Term Fixed Income
Asset-Backed Securities 15,711,843 – 15,711,843 –
Basic Materials 5,404,927 – 5,404,927 –
Capital Goods 12,253,235 – 12,253,235 –
Collateralized Mortgage Obligations 38,944,266 – 38,944,266 –
Commercial Mortgage-Backed Securities 10,006,824 – 10,006,824 –
Communications Services 16,402,980 – 16,402,980 –
Consumer Cyclical 21,947,089 – 21,947,089 –
Consumer Non-Cyclical 24,384,249 – 24,384,249 –
Energy 16,444,088 – 16,444,088 –
Financials 55,847,688 – 55,847,688 –
Foreign Government 1,175,346 – 1,175,346 –
Mortgage-Backed Securities 203,751,566 – 203,751,566 –
Technology 14,919,100 – 14,919,100 –
Transportation 4,215,425 – 4,215,425 –
U.S. Government & Agencies 217,990,964 – 217,990,964 –
Utilities 13,587,365 – 13,587,365 –
Private Equity Funds
Secondary 114,726,086 – – 114,726,086
Short-Term Investments 433,272,292 336,013,143 97,259,149 –
Subtotal Investments in Securities $7,016,058,222 $6,123,258,213 $778,073,923 $114,726,086
Other Investments  * Total
Affiliated Short-Term Investments 738,065,661
U.S. Affiliated Registered Investment Cos. 296,465,483
Collateral Held for Securities Loaned 4,955,469
Subtotal Other Investments $1,039,486,613
Total Investments at Value $8,055,544,835
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,232,732 7,232,732 – –
Credit Default Swaps 81,437 – 81,437 –
Total Asset Derivatives $7,314,169 $7,232,732 $81,437 $–
Liability Derivatives
Futures Contracts 19,309,592 18,110,306 1,199,286 –
Total Liability Derivatives $19,309,592 $18,110,306 $1,199,286 $–
Investments in
Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
12/31/2025
Private Equity Funds
 Secondary $65,841,314 $-  $14,881,930 $48,495,837 $(14,492,995)   $- $-  $114,726,086
Total  $65,841,314 $-   $14,881,930 $48,495,837 $(14,492,995)  $- $- $114,726,086
Investments in Securities
Ending
Value  12/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $114,726,086
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $114,726,086

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling $95,496,784 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 586 March 2026 $ 66,256,841 ( $ 368,466)
CBOT 2-Yr. U.S. Treasury Note 792 March 2026 165,396,856 (35,920)
CBOT 5-Yr. U.S. Treasury Note 900 March 2026 98,649,169 (274,948)
CBOT U.S. Long Bond 298 March 2026 34,748,087 (301,149)
CME E-mini Russell 2000 Index 44 March 2026 5,733,973 (238,374)
CME E-mini S&P 500 Index 3,552 March 2026 1,237,261,246 (13,153,246)
CME E-mini S&P Mid-Cap 400 Index 9 March 2026 3,076,252 (83,572)
CME Ultra Long Term U.S. Treasury Bond 315 March 2026 37,757,389 (587,389)
Ultra 10-Yr. U.S. Treasury Note 352 March 2026 40,734,470 (248,968)
Total Futures Long Contracts $ 1,689,614,283 ( $ 15,292,032)
CME E-mini Russell 2000 Index (388) March 2026 ( $ 50,702,991) $ 2,241,791
CME E-mini S&P Mid-Cap 400 Index (654) March 2026 (222,459,021) 4,990,941
CME Euro Foreign Exchange Currency (377) March 2026 (55,054,566) (458,685)
Eurex Euro STOXX 50 Index (1,344) March 2026 (90,804,662) (1,199,286)
ICE mini MSCI EAFE Index (1,644) March 2026 (237,358,435) (1,194,185)
ICE US mini MSCI Emerging Markets Index (2,079) March 2026 (145,549,626) (1,165,404)
Total Futures Short Contracts ( $ 801,929,301) $3,215,172
Total Futures Contracts $ 887,684,982 ($12,076,860)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Portfolio's credit default swap contracts held as of December 31, 2025.
Investments totaling $2,392,365 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 26,456,000) $ – $ 81,437 $ 81,437
Total Credit Default Swaps $– $81,437 $81,437
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Moderately
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 7,232,732
Total Equity Contracts 7,232,732
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 81,437
Total Credit Contracts 81,437
Total Asset Derivatives $7,314,169
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 458,685
Total Foreign Exchange Contracts 458,685
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 17,034,067
Total Equity Contracts 17,034,067
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,816,840
Total Interest Rate Contracts 1,816,840
Total Liability Derivatives $19,309,592
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 108,438,376
Total Return Swaps Net realized gains/(losses) on Swap agreements (1,208,228)
Total Equity Contracts
107,230,148
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (6,846,283)
Total Foreign Exchange Contracts (6,846,283)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 5,127,269
Total Interest Rate Contracts
5,127,269
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 2,404,025
Total Credit Contracts
2,404,025
Total $107,915,159
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,705,351)
Total Foreign Exchange Contracts (1,705,351)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,020,153)
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,489,006
Total Equity Contracts (531,147)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 417,785
Total Interest Rate Contracts 417,785
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 81,437
Total Credit Contracts 81,437
Total ($1,737,276)
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,271,962,100
Futures - Short (682,390,376)
Total Return Swaps - Short (879,101)
Interest Rate Contracts
Futures - Long 338,998,013
Futures - Short (315,459)
Foreign Exchange Contracts
Futures - Short (65,708,250)
Credit Contracts
Credit Default Swaps - Sell Protection 1,291,830

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,386 $3,121 $2,988 $55,985 6,326 0.7%
Core Emerging Markets Equity 128,762 5,486 – 171,864 14,334 2.1
Core International Equity 52,512 5,707 10 68,616 5,597 0.8
Core Low Volatility Equity 5,753 – 6,281 – – –
Core Mid Cap Value 90,954 – 94,656 – – –
Global Stock 609,566 69,595 – 736,455 45,420 9.2
High Yield 38,508 2,533 556 41,299 9,674 0.5
Income 110,824 5,012 9,442 109,712 12,167 1.4
International Equity 513,273 13,347 – 671,733 54,776 8.4
International Index 49,182 1,290 – 64,504 3,761 0.8
Large Cap Value 822,263 119,221 – 983,842 40,189 12.3
Mid Cap Stock 416,337 47,004 141,010 287,730 14,552 3.6
Mid Cap Value ETF
1
– 61,242 – 60,816 4,023 0.8
Short-Term Bond 64,093 2,652 4,202 63,615 6,403 0.8
Small Cap Stock 193,535 11,697 25,000 171,213 9,094 2.1
Small Cap Value ETF
2
68,864 3,716 36,000 32,506 1,223 0.4
Total U.S. Affiliated Registered Investment
Companies 3,215,812 3,519,890 43.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 1,033,703 248,491 544,128 738,066 73,807 9.2
Total Affiliated Short-Term Investments 1,033,703 738,066 9.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,600 467,957 467,602 4,955 4,955 0.1
Total Collateral Held for Securities Loaned 4,600 4,955 0.1
Total Value $4,254,115 $4,262,911
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($558) $5,024 $ – $3,121
Core Emerging Markets Equity – 37,616 – 5,486
Core International Equity 0 10,407 3,428 2,279
Core Low Volatility Equity 1,183 (655) – –
Core Mid Cap Value 14,107 (10,405) – –
Global Stock – 57,294 57,812 11,784
High Yield (69) 883 – 2,534
Income (1,132) 4,450 – 5,007
International Equity – 145,113 – 13,347
International Index – 14,032 – 1,290
Large Cap Value – 42,358 105,383 13,836
Mid Cap Stock 12,930 (47,531) 43,693 3,312
Mid Cap Value ETF
1
– (426) – 73
Short-Term Bond 4 1,068 – 2,652
Small Cap Stock (3,352) (5,667) 10,590 1,107
Small Cap Value ETF
2
2,278 (6,352) 3,009 799
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 5 (5) – 32,830
Total Income/Non Cash Income from Affiliated
Investments $99,457
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 37
Total Affiliated Income from Securities Loaned, Net $37
Total Value $25,396 $247,204 $ 223,915
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   34.7% Value
U.S. Affiliated   34.4%
10,627,575 Thrivent Core Emerging Markets
Debt Fund $ 94,054,041
3,426,703 Thrivent Core Emerging Markets
Equity Fund 41,086,165
3,253,728 Thrivent Core International Equity
Fund 39,890,703
1,237,545 Thrivent Global Stock Portfolio 20,065,932
16,186,993 Thrivent High Yield Portfolio 69,105,511
20,472,344 Thrivent Income Portfolio 184,609,365
9,048,716 Thrivent International Equity
Portfolio 110,967,116
1,762,974 Thrivent International Index
Portfolio 30,236,236
14,297,408 Thrivent Large Cap Value Portfolio 350,007,687
2,594,877 Thrivent Mid Cap Stock Portfolio 51,308,763
320,709 Thrivent Mid Cap Value ETF 4,848,382
10,715,395 Thrivent Short-Term Bond Portfolio 106,464,945
1,274,084 Thrivent Small Cap Stock Portfolio 23,987,942
234,603 Thrivent Small Cap Value ETF 6,234,129
Total 1,132,866,917
U.S. Unaffiliated   0.3%
5,070 Invesco QQQ Trust Series 1 3,114,552
994 iShares Biotechnology ETF 167,757
9,400 iShares Broad USD High Yield
Corporate Bond ETF 351,513
336 iShares Semiconductor ETF 101,186
10,678 SPDR S&P 500 ETF Trust 7,281,542
650 State Street Health Care Select
Sector SPDR ETF 100,620
3,113 State Street SPDR S&P Biotech
ETF 379,568
620 VanEck Semiconductor ETF 223,281
Total 11,720,019
Total Registered Investment
Companies (cost $903,022,018) 1,144,586,936
Principal
Amount Long-Term Fixed Income 33.9% Value
Asset-Backed Securities  0.9%
Access Group, Inc.
$ 78,356
4.489%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
78,336
ALLO Issuer, LLC
1,925,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
a
1,946,981
Balboa Bay Loan Funding, Ltd.
1,300,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,300,573
Barings CLO, Ltd.
1,525,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,525,586
Battalion CLO XIV, Ltd.
975,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
974,970
Principal
Amount Long-Term Fixed Income  33.9% Value
Asset-Backed Securities  0.9% - continued
CarVal CLO I, Ltd.
$ 1,250,000
5.744%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
$ 1,250,871
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
1,220,030
Commonbond Student Loan Trust
75,819
4.346%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
75,037
Foundation Finance Trust
441,524
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
421,379
Hertz Vehicle Financing III, LLC
1,000,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,013,976
HTAP Issuer Trust
1,241,689
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,240,422
Laurel Road Prime Student Loan
Trust
476,953
5.990%,  11/25/2043, Ser.
2018-D, Class A
a,b
455,756
LCM 41, Ltd.
725,000
5.905%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
a,b
723,903
MFA Trust
1,066,485
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
1,067,978
National Collegiate Trust
290,251
4.401%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
284,464
Oak Street Investment
1,407,354
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,279,875
Palmer Square Loan Funding, Ltd.
1,000,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
990,049
Point Securitization Trust
599,876
5.750%,  9/25/2055, Ser.
2025-2, Class A1
a
599,159
PRET, LLC
2,164,679
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,c
2,170,711
869,408
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
873,651
PRPM, LLC
1,344,666
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,c
1,345,746
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
c
660,289
Saxon Asset Securities Trust
860,035
2.825%,  8/25/2035, Ser.
2004-2, Class MF2
b
786,325

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Asset-Backed Securities  0.9% - continued
Shentel Issuer, LLC
$ 1,100,000
5.640%,  12/20/2055, Ser.
2025-1A, Class A2
a
$ 1,109,951
Sunnova Hestia II Issuer, LLC
1,354,544
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,345,615
Unlock HEA Trust
1,141,854
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,140,811
1,393,268
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,394,984
VOLT CVI, LLC
874,947
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
876,969
VOLT XCIX, LLC
169,860
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
169,736
Total 28,324,133
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
216,000 8.625%,  6/15/2029
a
227,702
Alumina, Pty. Ltd.
200,000 6.125%,  3/15/2030
a
206,581
Avient Corporation
113,000 6.250%,  11/1/2031
a
116,148
Axalta Coating Systems Dutch
Holding B BV
182,000 7.250%,  2/15/2031
a
191,940
Carpenter Technology Corporation
91,000 5.625%,  3/1/2034
a
92,431
Cascades, Inc./Cascades USA,
Inc.
221,000 6.750%,  7/15/2030
a
229,564
Celanese US Holdings, LLC
37,000 6.850%,  11/15/2028 38,707
98,000 6.500%,  4/15/2030
e
98,490
83,000 6.629%,  7/15/2032 86,372
269,000 6.750%,  4/15/2033
e
267,589
Cerdia Finanz GmbH
250,000 9.375%,  10/3/2031
a
258,438
Chemours Company
381,000 4.625%,  11/15/2029
a
344,511
Cleveland-Cliffs, Inc.
170,000 6.875%,  11/1/2029
a
176,071
277,000 4.875%,  3/1/2031
a
265,783
100,000 7.375%,  5/1/2033
a
104,003
129,000 6.250%,  10/1/2040 111,982
CVR Partners, LP/CVR Nitrogen
Finance Corporation
119,000 6.125%,  6/15/2028
a
119,323
Eastman Chemical Company
430,000 5.000%,  8/1/2029 438,699
First Quantum Minerals, Ltd.
94,000 9.375%,  3/1/2029
a
98,983
100,000 8.625%,  6/1/2031
a
105,234
Fortescue Treasury, Pty. Ltd.
79,000 4.500%,  9/15/2027
a
78,803
65,000 5.875%,  4/15/2030
a
66,843
Principal
Amount Long-Term Fixed Income  33.9% Value
Basic Materials  0.3% - continued
$ 132,000 6.125%,  4/15/2032
a
$ 137,740
Hecla Mining Company
97,000 7.250%,  2/15/2028 97,611
INEOS Finance plc
389,000 7.500%,  4/15/2029
a,e
337,917
LYB International Finance III, LLC
64,000 5.125%,  1/15/2031 64,237
Magnera Corporation
153,000 7.250%,  11/15/2031
a
150,194
Mercer International, Inc.
157,000 5.125%,  2/1/2029
e
100,130
Methanex Corporation
129,000 5.250%,  12/15/2029 130,177
33,000 5.650%,  12/1/2044 29,500
Methanex US Operations, Inc.
133,000 6.250%,  3/15/2032
a
136,946
Mineral Resources, Ltd.
211,000 9.250%,  10/1/2028
a
221,445
87,000 8.500%,  5/1/2030
a
90,475
49,000 7.000%,  4/1/2031
a
51,097
Mosaic Company
509,000 4.600%,  11/15/2030 510,005
Novelis Corporation
135,000 4.750%,  1/30/2030
a
130,410
160,000 3.875%,  8/15/2031
a
145,834
Olin Corporation
89,000 6.625%,  4/1/2033
a
88,330
Olympus Water US Holding
Corporation
151,000 7.250%,  2/15/2033
a
151,746
Qnity Electronics, Inc.
307,000 5.750%,  8/15/2032
a
313,891
Smurfit Kappa Treasury, ULC
500,000 5.777%,  4/3/2054 502,322
SNF Group SACA
302,000 3.375%,  3/15/2030
a
282,211
Solstice Advanced Materials, Inc.
122,000 5.625%,  9/30/2033
a
123,073
Steel Dynamics, Inc.
205,000 5.250%,  5/15/2035 209,648
SunCoke Energy, Inc.
185,000 4.875%,  6/30/2029
a
171,776
Taseko Mines, Ltd.
269,000 8.250%,  5/1/2030
a
285,741
WR Grace Holdings, LLC
113,000 6.625%,  8/15/2032
a
114,443
Total 8,301,096
Capital Goods  0.6%
Advanced Drainage Systems, Inc.
264,000 6.375%,  6/15/2030
a
269,959
AECOM
248,000 6.000%,  8/1/2033
a
254,165
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
126,000 7.000%,  5/21/2030
a
131,508
Amphenol Corporation
433,000 5.300%,  11/15/2055 413,651
Amrize Finance US, LLC
271,000 5.400%,  4/7/2035 279,467

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Capital Goods  0.6% - continued
Amsted Industries, Inc.
$ 280,000 6.375%,  3/15/2033
a
$ 288,396
AptarGroup, Inc.
105,000 4.750%,  3/30/2031 105,741
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
76,000 6.250%,  1/30/2031
a
77,731
ATI, Inc.
186,000 7.250%,  8/15/2030 196,505
Axon Enterprise, Inc.
49,000 6.125%,  3/15/2030
a
50,585
49,000 6.250%,  3/15/2033
a
50,976
BAE Systems plc
400,000 5.250%,  3/26/2031
a
415,716
Ball Corporation
159,000 3.125%,  9/15/2031 146,330
Boeing Company
299,000 6.259%,  5/1/2027 306,779
335,000 6.388%,  5/1/2031 363,540
508,000 5.705%,  5/1/2040 518,555
Bombardier, Inc.
92,000 6.000%,  2/15/2028
a
92,275
109,000 7.250%,  7/1/2031
a
116,156
373,000 7.000%,  6/1/2032
a
394,127
63,000 6.750%,  6/15/2033
a
66,590
120,000 7.450%,  5/1/2034
a
134,418
Brundage-Bone Concrete
Pumping Holdings, Inc.
114,000 7.500%,  2/1/2032
a
116,339
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
a
264,222
62,000 4.250%,  2/1/2032
a
59,037
128,000 6.750%,  5/15/2035
a
133,826
Canpack SA/Canpack US, LLC
287,000 3.875%,  11/15/2029
a
274,592
Chart Industries, Inc.
135,000 7.500%,  1/1/2030
a
140,703
Clean Harbors, Inc.
114,000 6.375%,  2/1/2031
a
117,320
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
a
55,960
247,000 6.875%,  1/15/2030
a
253,175
56,000 8.750%,  4/15/2030
a
56,934
130,000 6.750%,  4/15/2032
a
133,676
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
401,000 6.625%,  12/15/2030
a
417,646
EquipmentShare.com, Inc.
202,000 9.000%,  5/15/2028
a
209,915
56,000 8.625%,  5/15/2032
a
59,151
ESAB Corporation
107,000 6.250%,  4/15/2029
a
110,019
GFL Environmental, Inc.
298,000 4.000%,  8/1/2028
a
293,947
Herc Holdings, Inc.
212,000 6.625%,  6/15/2029
a
220,077
159,000 7.000%,  6/15/2030
a
167,336
30,000 5.750%,  3/15/2031
a
30,445
187,000 7.250%,  6/15/2033
a,e
198,292
30,000 6.000%,  3/15/2034
a
30,400
Principal
Amount Long-Term Fixed Income  33.9% Value
Capital Goods  0.6% - continued
Howmet Aerospace, Inc.
$ 80,000 4.550%,  11/15/2032 $ 80,356
Lockheed Martin Corporation
284,000 6.150%,  9/1/2036 315,979
Martin Marietta Materials, Inc.
249,000 5.150%,  12/1/2034 254,056
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
a
225,609
Nesco Holdings II, Inc.
97,000 5.500%,  4/15/2029
a
95,550
New Enterprise Stone and Lime
Company, Inc.
258,000 5.250%,  7/15/2028
a
257,784
Nordson Corporation
512,000 5.600%,  9/15/2028 530,087
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 747,648
OI European Group BV
278,000 4.750%,  2/15/2030
a
268,998
Owens-Brockway Glass Container,
Inc.
168,000 6.625%,  5/13/2027
a
168,597
105,000 7.375%,  6/1/2032
a
106,524
Quikrete Holdings, Inc.
495,000 6.375%,  3/1/2032
a
515,236
QXO Building Products, Inc.
192,000 6.750%,  4/30/2032
a
200,528
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026 671,284
Resideo Funding, Inc.
270,000 6.500%,  7/15/2032
a
276,354
Reworld Holding Corporation
208,000 4.875%,  12/1/2029
a
199,925
Roller Bearing Company of
America, Inc.
85,000 4.375%,  10/15/2029
a
83,632
RTX Corporation
159,000 6.400%,  3/15/2054 174,974
775,000 4.450%,  11/16/2038 727,595
600,000 4.500%,  6/1/2042 542,377
Sealed Air Corporation/Sealed Air
Corporation (US)
206,000 6.125%,  2/1/2028
a
209,422
Siemens Funding BV
200,000 5.800%,  5/28/2055
a
209,085
Smyrna Ready Mix Concrete, LLC
323,000 8.875%,  11/15/2031
a
345,491
Sonoco Products Company
450,000 4.600%,  9/1/2029 453,609
Spirit AeroSystems, Inc.
690,000 4.600%,  6/15/2028 690,800
SRM Escrow Issuer, LLC
108,000 6.000%,  11/1/2028
a
108,499
Standard Building Solutions, Inc.
279,000 6.250%,  8/1/2033
a
285,009
121,000 5.875%,  3/15/2034
a
121,354
Standard Industries, Inc./NY
129,000 4.750%,  1/15/2028
a
128,653
129,000 3.375%,  1/15/2031
a
118,187

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Capital Goods  0.6% - continued
Synergy Infrastructure Holdings,
LLC
$ 91,000 7.875%,  12/1/2030
a
$ 94,342
TopBuild Corporation
87,000 4.125%,  2/15/2032
a
82,627
Trane Technologies Financing, Ltd.
283,000 5.100%,  6/13/2034 289,700
TransDigm, Inc.
309,000 6.750%,  8/15/2028
a
314,443
228,000 7.125%,  12/1/2031
a
239,621
378,000 6.625%,  3/1/2032
a
393,278
332,000 6.000%,  1/15/2033
a
339,792
31,000 6.250%,  1/31/2034
a
32,168
185,000 6.750%,  1/31/2034
a
192,712
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 175,015
360,000 4.000%,  7/15/2030 348,976
181,000 5.375%,  11/15/2033
a
180,872
Waste Pro USA, Inc.
110,000 7.000%,  2/1/2033
a
113,225
WESCO Distribution, Inc.
135,000 6.375%,  3/15/2029
a
139,410
95,000 6.625%,  3/15/2032
a
99,196
Total 20,164,761
Collateralized Mortgage Obligations  2.4%
A&D Mortgage Trust
1,000,950
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
1,012,128
Alternative Loan Trust
590,555
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 293,501
BINOM Securitization Trust
684,254
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,b
633,954
CFST Mortgage Trust
600,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
605,577
Chase Home Lending Mortgage
Trust
1,350,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
a,b
1,372,812
CHNGE Mortgage Trust
719,221
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
722,153
Citicorp Mortgage Securities, Inc.
896,076
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 824,408
COLT Mortgage Loan Trust
1,277,175
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,162,186
Countrywide Alternative Loan Trust
682,888
4.135%,  10/25/2035, Ser.
2005-43, Class 4A1
b
588,845
1,039,157
7.000%,  10/25/2037, Ser.
2007-24, Class A10 332,261
Cross Mortgage Trust
1,129,060
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
1,138,538
Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations  2.4% -
continued
CSMC Trust
$ 958,380
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
$ 849,451
Federal Home Loan Mortgage
Corporation - REMIC
1,860,343
7.874%,  (SOFR30A +
4.000%), 1/25/2026, Ser.
5567, Class MB
b
1,898,014
2,852,095
4.000%,  1/25/2051, Ser.
5249, Class LA 2,833,706
1,550,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,526,608
2,300,000
5.250%,  2/25/2055, Ser.
5508, Class AY 2,321,469
1,150,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,145,384
2,250,000
5.000%,  8/25/2055, Ser.
5569, Class BY 2,205,182
3,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 3,271,421
3,424,909
2.000%,  12/25/2050, Ser.
5051, Class WI
f
450,952
666,217
3.000%,  2/15/2033, Ser.
4170, Class IG
f
40,038
833,999
3.000%,  3/15/2033, Ser.
4180, Class PI
f
63,375
2,148,467
4.500%,  10/15/2033, Ser.
2695, Class BH 2,170,759
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,227,975
Federal Home Loan Mortgage
Corporation - SLST
1,450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
d
1,258,657
Federal National Mortgage
Association - REMIC
2,100,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,088,075
1,400,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,368,687
1,935,296
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,546,048
2,369,685
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
316,683
427,797
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
6,857
Flagstar Mortgage Trust
883,206
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
802,675
GCAT Trust
1,080,339
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
992,923
2,040,456
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
2,078,077
GS Mortgage-Backed Securities
Trust
2,178,791
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,b
1,905,390
2,375,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
a,b
2,369,913
HOMES Trust
1,293,000
6.956%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
1,290,576

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations  2.4% -
continued
J.P. Morgan Mortgage Trust
$ 1,924,646
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,b
$ 1,610,887
1,303,207
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
1,127,645
900,000
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
897,241
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
1,402,742
Mello Mortgage Capital
Acceptance
1,933,822
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,b
1,613,683
Merrill Lynch Alternative Note
Asset Trust
184,045
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 57,562
Morgan Stanley Residential
Mortgage Loan Trust
500,000
7.364%,  9/25/2068, Ser.
2023-NQM1, Class M1
a,b
505,639
New Residential Mortgage Loan
Trust
3,612,912
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,b
3,018,192
OBX Trust
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,b
1,332,139
Palisades Mortgage Loan Trust
448,404
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
448,404
PMT Loan Trust
2,300,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
2,356,824
2,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
2,323,149
PRET Trust
1,066,842
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,c
1,043,159
PRPM, LLC
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
1,248,531
RCO IX Mortgage, LLC
1,365,557
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
1,369,928
Residential Accredit Loans, Inc.
Trust
382,147
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 341,220
Residential Asset Securitization
Trust
1,464,301
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 745,271
Saluda Grade Alternative
Mortgage Trust
2,100,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
2,115,033
1,600,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,609,392
Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations  2.4% -
continued
Santander Mortgage Asset
Receivable Trust
$ 964,680
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
a,b
$ 966,147
Sequoia Mortgage Trust
1,150,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
a,b
1,147,798
434,817
3.544%,  9/20/2046, Ser.
2007-1, Class 4A1
b
283,989
Toorak Mortgage Trust
1,050,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,c
1,054,853
TRK Trust
1,026,155
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
934,667
TVC Mortgage Trust
1,350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
1,352,574
Verus Securitization Trust
658,094
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
591,832
Vontive Mortgage Trust
1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
1,015,973
Total 78,229,732
Commercial Mortgage-Backed Securities  0.6%
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,042,433
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
1,348,514
Angel Oak Mortgage Trust
1,300,000
4.929%,  10/25/2070, Ser.
2025-13, Class A1
a
1,301,623
BANK
9,624,305
0.414%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
208,485
9,374,902
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
440,571
BBCMS Mortgage Trust
17,172,978
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
1,060,799
6,460,000
0.922%,  12/15/2058, Ser.
2025-C39, Class XA
b,f
451,921
13,974,985
1.803%,  10/15/2053, Ser.
2020-C8, Class XA
b,f
842,306
Benchmark Mortgage Trust
1,250,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
b
1,305,404
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
2,300,177
Home Partners of America Trust
2,494,689
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
2,444,082
1,958,397
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,778,275
HTAP Issuer Trust
2,114,700
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
2,115,849

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Commercial Mortgage-Backed Securities  0.6%
- continued
Morgan Stanley Capital I Trust
$ 13,046,613
1.780%,  7/15/2053, Ser.
2020-HR8, Class XA
b,f
$ 830,178
Provident Funding Mortgage Trust
1,250,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
a,b
1,197,716
Total 18,668,333
Communications Services  0.8%
AMC Networks, Inc.
314,000 10.250%,  1/15/2029
a
329,264
American Tower Corporation
660,000 2.900%,  1/15/2030 626,520
265,000 5.000%,  1/31/2030 271,347
598,000 4.900%,  3/15/2030 610,757
321,000 5.650%,  3/15/2033 338,207
AT&T, Inc.
490,000 5.700%,  3/1/2057 469,557
805,000 3.650%,  6/1/2051 565,681
579,000 3.500%,  9/15/2053 387,481
1,026,000 4.900%,  8/15/2037 997,419
CCO Holdings, LLC/CCO Holdings
Capital Corporation
319,000 5.125%,  5/1/2027
a
318,562
58,000 5.000%,  2/1/2028
a
57,541
648,000 4.750%,  3/1/2030
a
618,871
510,000 4.500%,  8/15/2030
a
480,171
220,000 4.250%,  2/1/2031
a
202,147
9,000 4.750%,  2/1/2032
a
8,226
132,000 4.500%,  6/1/2033
a
115,547
266,000 4.250%,  1/15/2034
a,e
226,173
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
312,000 5.850%,  12/1/2035 311,243
1,225,000 3.500%,  6/1/2041 871,329
Clear Channel Outdoor Holdings,
Inc.
173,000 7.875%,  4/1/2030
a
182,202
Comcast Corporation
303,000 5.350%,  5/15/2053 272,175
885,000 4.750%,  3/1/2044 771,488
Crown Castle, Inc.
488,000 4.900%,  9/1/2029 495,570
Deluxe Corporation
187,000 8.125%,  9/15/2029
a
197,001
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,557,689
DIRECTV Financing, LLC
65,000 8.875%,  2/1/2030
a
65,874
183,000 8.875%,  2/1/2030
a
185,158
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
369,000 5.875%,  8/15/2027
a
371,166
130,000 10.000%,  2/15/2031
a
132,867
FiberCop SPA
319,000 6.000%,  9/30/2034
a
302,203
Principal
Amount Long-Term Fixed Income  33.9% Value
Communications Services  0.8% - continued
Frontier Communications
Holdings, LLC
$ 295,000 5.875%,  10/15/2027
a
$ 295,953
Getty Images, Inc.
122,000 10.500%,  11/15/2030
a
123,008
Gray Media, Inc.
97,000 10.500%,  7/15/2029
a
104,308
94,000 7.250%,  8/15/2033
a
96,052
Iliad Holding SAS
171,000 8.500%,  4/15/2031
a
184,039
149,000 7.000%,  4/15/2032
a
153,567
Level 3 Financing, Inc.
67,000 3.625%,  1/15/2029
a,e
61,835
130,000 4.875%,  6/15/2029
a,e
126,425
282,000 6.875%,  6/30/2033
a
288,564
277,000 7.000%,  3/31/2034
a
285,468
124,000 8.500%,  1/15/2036
a
126,974
Lumen Technologies, Inc.
69,709 4.125%,  4/15/2030
a
69,216
McGraw-Hill Education, Inc.
389,000 5.750%,  8/1/2028
a
391,008
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 384,778
687,000 5.400%,  8/15/2054 639,127
385,000 5.500%,  11/15/2045 373,842
Nexstar Media, Inc.
200,000 4.750%,  11/1/2028
a
198,549
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
181,000 4.625%,  3/15/2030
a,e
176,683
Paramount Global
113,000 6.375%,  3/30/2062
b
104,908
Rogers Communications, Inc.
98,000 7.000%,  4/15/2055
b
102,528
620,000 5.000%,  2/15/2029 631,753
Scripps Escrow II, Inc.
92,000 3.875%,  1/15/2029
a
84,653
Sinclair Television Group, Inc.
66,000 8.125%,  2/15/2033
a
68,932
Sirius XM Radio, LLC
282,000 5.000%,  8/1/2027
a
282,687
119,000 4.000%,  7/15/2028
a
116,330
132,000 3.875%,  9/1/2031
a,e
121,563
Snap, Inc.
123,000 6.875%,  3/15/2034
a
126,644
SoftBank Corporation
434,000 5.332%,  7/9/2035
a
434,905
Sprint Capital Corporation
874,000 8.750%,  3/15/2032 1,056,977
Take-Two Interactive Software, Inc.
305,000 5.600%,  6/12/2034 318,327
Telecom Italia Capital SA
48,000 6.000%,  9/30/2034
e
49,268
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
397,707
TELUS Corporation
199,000 6.625%,  10/15/2055
b
203,068
T-Mobile USA, Inc.
909,000 3.600%,  11/15/2060 603,905

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Communications Services  0.8% - continued
$ 372,000 4.950%,  11/15/2035 $ 369,843
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
353,000 4.750%,  4/15/2028
a
350,830
Univision Communications, Inc.
53,000 8.000%,  8/15/2028
a
54,891
445,000 4.500%,  5/1/2029
a
427,458
195,000 7.375%,  6/30/2030
a
198,207
127,000 8.500%,  7/31/2031
a
132,668
Verizon Communications, Inc.
168,000 5.875%,  11/30/2055 165,984
212,000 6.000%,  11/30/2065 209,234
360,000 5.000%,  1/15/2036 356,944
Viasat, Inc.
133,000 5.625%,  4/15/2027
a
132,809
Virgin Media Finance plc
165,000 5.000%,  7/15/2030
a
145,465
Virgin Media Secured Finance plc
341,000 5.500%,  5/15/2029
a
335,938
Virgin Media Vendor Financing
Notes IV DAC
218,000 5.000%,  7/15/2028
a
213,883
VMED O2 UK Financing I plc
135,000 7.750%,  4/15/2032
a
140,684
Vodafone Group plc
124,000 4.125%,  6/4/2081
b
115,779
194,000 5.125%,  6/4/2081
b
152,256
VZ Secured Financing BV
271,000 5.000%,  1/15/2032
a
245,242
WarnerMedia Holdings, Inc.
122,000 5.141%,  3/15/2052 80,380
528,000 4.054%,  3/15/2029 510,998
137,000 4.279%,  3/15/2032 120,261
544,000 5.050%,  3/15/2042 382,840
Windstream Services, LLC
152,000 7.500%,  10/15/2033
a
155,816
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
175,000 8.250%,  10/1/2031
a
183,710
Zegona Finance plc
110,000 8.625%,  7/15/2029
a
116,675
Ziggo BV
143,000 4.875%,  1/15/2030
a
135,168
Total 26,556,950
Consumer Cyclical  1.1%
1011778 B.C., ULC/New Red
Finance, Inc.
92,000 3.875%,  1/15/2028
a
90,689
203,000 4.375%,  1/15/2028
a
201,720
138,000 6.125%,  6/15/2029
a
141,668
236,000 5.625%,  9/15/2029
a
240,292
Adient Global Holdings, Ltd.
87,000 8.250%,  4/15/2031
a
91,479
132,000 7.500%,  2/15/2033
a,e
136,231
ADT Security Corporation
210,000 4.125%,  8/1/2029
a
204,817
210,000 4.875%,  7/15/2032
a
203,401
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
Advance Auto Parts, Inc.
$ 128,000 7.000%,  8/1/2030
a
$ 128,678
77,000 7.375%,  8/1/2033
a
77,306
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
201,000 4.625%,  6/1/2028
a
198,251
285,000 4.625%,  6/1/2028
a
280,415
Allison Transmission, Inc.
101,000 3.750%,  1/30/2031
a
95,103
American Axle & Manufacturing,
Inc.
316,000 5.000%,  10/1/2029
e
304,396
122,000 6.375%,  10/15/2032
a
124,252
123,000 7.750%,  10/15/2033
a
125,285
Asbury Automotive Group, Inc.
230,000 5.000%,  2/15/2032
a
223,513
Ashton Woods USA, LLC/Ashton
Woods Finance Company
260,000 4.625%,  8/1/2029
a
247,882
Aston Martin Capital Holdings, Ltd.
228,000 10.000%,  3/31/2029
a
212,210
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
156,000 9.500%,  7/1/2032
a
149,081
Beach Acquisition Bidco, LLC
148,000 10.000%,  7/15/2033
a
163,360
Belron UK Finance plc
311,000 5.750%,  10/15/2029
a
317,590
Block Financial, LLC
490,000 5.375%,  9/15/2032 493,159
Boyd Gaming Corporation
201,000 4.750%,  6/15/2031
a
196,374
Brightstar Lottery plc
322,000 5.250%,  1/15/2029
a
321,269
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
121,000 5.750%,  1/15/2033
a
120,133
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
146,000 4.875%,  2/15/2030
a
135,992
Caesars Entertainment, Inc.
317,000 4.625%,  10/15/2029
a
304,079
162,000 6.500%,  2/15/2032
a
165,957
144,000 6.000%,  10/15/2032
a,e
140,033
Carnival Corporation
122,000 5.125%,  5/1/2029
a
123,353
411,000 5.750%,  8/1/2032
a
421,801
84,000 6.125%,  2/15/2033
a
86,738
Carvana Company
134,000 9.000%,  6/1/2030
a
140,450
284,940 9.000%,  6/1/2031
a
321,534
CBRE Services, Inc.
282,000 4.900%,  1/15/2033 283,355
Churchill Downs, Inc.
76,000 4.750%,  1/15/2028
a
75,717
164,000 6.750%,  5/1/2031
a
170,056
Cushman & Wakefield US
Borrower, LLC
65,000 6.750%,  5/15/2028
a
65,345

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
Dana, Inc.
$ 197,000 4.500%,  2/15/2032
e
$ 189,102
Dream Finders Homes, Inc.
184,000 6.875%,  9/15/2030
a
185,038
eG Global Finance plc
65,000 12.000%,  11/30/2028
a
70,647
Expedia Group, Inc.
555,000 5.400%,  2/15/2035 569,270
Flutter Treasury DAC
200,000 5.875%,  6/4/2031
a
202,780
Ford Motor Credit Company, LLC
476,000 5.850%,  5/17/2027 483,231
770,000 2.900%,  2/10/2029 723,606
605,000 7.122%,  11/7/2033 649,808
Forestar Group, Inc.
99,000 6.500%,  3/15/2033
a
100,965
FORVIA SE
200,000 8.000%,  6/15/2030
a
214,181
249,000 6.750%,  9/15/2033
a
257,111
Gap, Inc.
93,000 3.625%,  10/1/2029
a
88,114
78,000 3.875%,  10/1/2031
a
72,096
Garrett Motion Holdings, Inc./
Garrett LX I SARL
251,000 7.750%,  5/31/2032
a
266,780
General Motors Company
270,000 5.350%,  4/15/2028 276,583
General Motors Financial
Company, Inc.
243,000 5.400%,  5/8/2027 246,979
817,000 5.800%,  1/7/2029 851,810
650,000 4.900%,  10/6/2029 660,299
634,000 5.450%,  7/15/2030 658,374
135,000 5.625%,  4/4/2032 140,565
Genting New York, LLC/GENNY
Capital, Inc.
228,000 7.250%,  10/1/2029
a
233,828
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
155,000 8.375%,  1/15/2029
a
152,287
126,000 11.500%,  8/15/2029
a
131,946
99,000 8.750%,  1/15/2032
a
95,055
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 1,030,146
Goodyear Tire & Rubber Company
130,000 4.875%,  3/15/2027 130,214
132,000 5.000%,  7/15/2029
e
130,423
Group 1 Automotive, Inc.
101,000 6.375%,  1/15/2030
a
103,928
Hilton Domestic Operating
Company, Inc.
360,000 4.875%,  1/15/2030 361,214
65,000 4.000%,  5/1/2031
a
62,230
377,000 3.625%,  2/15/2032
a
349,962
125,000 5.750%,  9/15/2033
a
127,927
Home Depot, Inc.
700,000 3.900%,  6/15/2047 556,625
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
a
953,894
420,000 5.300%,  6/24/2029
a
432,349
Jacobs Entertainment, Inc.
263,000 6.750%,  2/15/2029
a
257,701
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
K Hovnanian Enterprises, Inc.
$ 92,000 8.000%,  4/1/2031
a
$ 93,892
KB Home
239,000 4.800%,  11/15/2029 238,048
Kingpin Intermediate Holdings,
LLC
100,000 7.250%,  10/15/2032
a,e
94,535
L Brands, Inc.
246,000 6.625%,  10/1/2030
a
251,510
208,000 6.875%,  11/1/2035 210,427
Las Vegas Sands Corporation
125,000 5.900%,  6/1/2027 127,493
566,000 5.625%,  6/15/2028 580,317
Lennar Corporation
380,000 5.200%,  7/30/2030 390,664
Life Time, Inc.
187,000 6.000%,  11/15/2031
a
191,584
Light & Wonder International, Inc.
122,000 7.250%,  11/15/2029
a
125,302
Lindblad Expeditions, LLC
123,000 7.000%,  9/15/2030
a
128,311
Lithia Motors, Inc.
59,000 4.625%,  12/15/2027
a
58,911
Live Nation Entertainment, Inc.
145,000 4.750%,  10/15/2027
a
145,295
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 519,657
657,000 2.625%,  4/1/2031 602,751
Macy's Retail Holdings, LLC
62,000 7.375%,  8/1/2033
a
65,717
148,000 4.500%,  12/15/2034 134,310
Marriott International, Inc./MD
200,000 5.100%,  4/15/2032 205,965
Marriott Ownership Resorts, Inc.
490,000 6.500%,  10/1/2033
a
470,060
Match Group Holdings II, LLC
278,000 4.125%,  8/1/2030
a
263,130
124,000 6.125%,  9/15/2033
a
125,485
Mattamy Group Corporation
151,000 6.000%,  12/15/2033
a
149,658
McDonald's Corporation
590,000 4.450%,  3/1/2047 504,670
Melco Resorts Finance, Ltd.
191,000 5.375%,  12/4/2029
a
189,053
335,000 7.625%,  4/17/2032
a
352,356
249,000 6.500%,  9/24/2033
a
249,638
MercadoLibre, Inc.
400,000 4.900%,  1/15/2033 396,035
Meritage Homes Corporation
446,000 5.650%,  3/15/2035
e
455,668
MGM Resorts International
132,000 4.625%,  9/1/2026 132,034
137,000 6.125%,  9/15/2029 140,791
Michaels Companies, Inc.
82,000 5.250%,  5/1/2028
a
78,831
Millrose Properties, Inc.
154,000 6.375%,  8/1/2030
a
157,576
118,000 6.250%,  9/15/2032
a
119,060

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
Muvico, LLC
$ 106,444
9.000%,PIK 6.000%,
2/19/2029
a,e,g
$ 115,460
NCL Corporation, Ltd.
183,000 5.875%,  1/15/2031
a
182,308
350,000 6.750%,  2/1/2032
a
358,373
153,000 6.250%,  9/15/2033
a
152,936
New Home Company, Inc.
126,000 8.500%,  11/1/2030
a
129,761
Nissan Motor Acceptance
Company, LLC
240,000 5.625%,  9/29/2028
a
240,676
240,000 6.125%,  9/30/2030
a
240,033
Nissan Motor Company, Ltd.
254,000 4.810%,  9/17/2030
a
239,395
PetSmart, LLC/PetSmart Finance
Corporation
250,000 7.500%,  9/15/2032
a
254,421
Phinia, Inc.
194,000 6.625%,  10/15/2032
a
200,876
Rakuten Group, Inc.
225,000 9.750%,  4/15/2029
a
251,654
250,000 8.125%,  12/15/2029
a,b,h
257,493
Raven Acquisition Holdings, LLC
134,000 6.875%,  11/15/2031
a
138,066
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
a
89,127
S&S Holdings, LLC
240,000 8.375%,  10/1/2031
a
229,974
Service Corporation International/
US
129,000 3.375%,  8/15/2030 120,628
92,000 4.000%,  5/15/2031 87,934
205,000 5.750%,  10/15/2032 208,637
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
65,000 5.375%,  4/15/2027 64,750
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
65,000 6.625%,  5/1/2032
a
65,547
Staples, Inc.
157,000 10.750%,  9/1/2029
a
156,086
Station Casinos, LLC
109,000 4.625%,  12/1/2031
a
103,338
Stellantis Finance US, Inc.
200,000 6.450%,  3/18/2035
a
207,902
Stellantis Financial Services US
Corporation
200,000 5.400%,  9/15/2030
a
203,082
Taylor Morrison Communities, Inc.
91,000 5.750%,  11/15/2032
a
93,629
Tenneco, Inc.
275,000 8.000%,  11/17/2028
a
275,880
Toyota Motor Credit Corporation
119,000 4.800%,  1/5/2034 121,320
Uber Technologies, Inc.
435,000 4.800%,  9/15/2034 434,874
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
$ 372,000 4.800%,  9/15/2035 $ 370,035
Vail Resorts, Inc.
87,000 5.625%,  7/15/2030
a
88,415
VICI Properties, LP/VICI Note
Company, Inc.
240,000 5.750%,  2/1/2027
a
242,694
371,000 4.125%,  8/15/2030
a
359,753
Victoria's Secret & Company
61,000 4.625%,  7/15/2029
a,e
59,139
Victra Holdings, LLC/Victra
Finance Corporation
92,000 8.750%,  9/15/2029
a
97,061
Viking Cruises, Ltd.
457,000 5.875%,  10/15/2033
a
464,067
Wayfair, LLC
36,000 7.250%,  10/31/2029
a
37,572
69,000 7.750%,  9/15/2030
a
73,517
120,000 6.750%,  11/15/2032
a
123,370
Wynn Macau, Ltd.
200,000 6.750%,  2/15/2034
a
202,574
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
119,000 5.125%,  10/1/2029
a
119,705
317,000 7.125%,  2/15/2031
a
343,022
Yum! Brands, Inc.
377,000 4.750%,  1/15/2030
a
377,300
ZF North America Capital, Inc.
137,000 7.125%,  4/14/2030
a
138,059
134,000 6.750%,  4/23/2030
a
132,415
Total 35,941,624
Consumer Non-Cyclical  1.1%
1261229 B.C., Ltd.
239,000 10.000%,  4/15/2032
a
248,564
AbbVie, Inc.
241,000 5.400%,  3/15/2054 234,294
1,028,000 4.500%,  5/14/2035 1,008,868
555,000 5.350%,  3/15/2044 548,463
Acadia Healthcare Company, Inc.
87,000 5.000%,  4/15/2029
a
83,767
156,000 7.375%,  3/15/2033
a,e
157,561
AdaptHealth, LLC
513,000 4.625%,  8/1/2029
a
497,164
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
213,000 4.625%,  1/15/2027
a
212,795
443,000 3.500%,  3/15/2029
a
425,454
61,000 5.500%,  3/31/2031
a
61,643
53,000 6.250%,  3/15/2033
a
54,483
163,000 5.750%,  3/31/2034
a
163,659
Altria Group, Inc.
505,000 6.875%,  11/1/2033 570,409
Amgen, Inc.
808,000 5.600%,  3/2/2043 812,487
Amneal Pharmaceuticals, LLC
62,000 6.875%,  8/1/2032
a
65,491
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,007,000 4.700%,  2/1/2036 996,774

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Non-Cyclical  1.1% - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 623,000 5.550%,  1/23/2049 $ 621,636
BAT Capital Corporation
500,000 7.079%,  8/2/2043 561,609
Bausch + Lomb Corporation
82,000 8.375%,  10/1/2028
a
85,588
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 217,627
BellRing Brands, Inc.
102,000 7.000%,  3/15/2030
a
105,455
Bristol-Myers Squibb Company
744,000 3.550%,  3/15/2042 597,535
Bunge, Ltd. Finance Corporation
642,000 3.200%,  4/21/2031 604,116
175,000 4.650%,  9/17/2034 171,706
Cargill, Inc.
275,000 5.125%,  2/11/2035
a
282,605
Cencora, Inc.
383,000 5.150%,  2/15/2035 391,447
Central Garden & Pet Company
173,000 4.125%,  10/15/2030
e
165,808
Champ Acquisition Corporation
98,000 8.375%,  12/1/2031
a
105,850
CHS/Community Health Systems,
Inc.
202,000 6.000%,  1/15/2029
a
201,942
126,000 6.875%,  4/15/2029
a
112,140
167,000 10.875%,  1/15/2032
a
182,270
211,000 9.750%,  1/15/2034
a
221,619
Cigna Group
560,000 4.875%,  9/15/2032 567,287
935,000 5.250%,  1/15/2036 951,836
Conagra Brands, Inc.
394,000 5.750%,  8/1/2035
e
402,331
Concentra Health Services, Inc.
114,000 6.875%,  7/15/2032
a
119,222
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
109,000 5.600%,  1/15/2031
a
109,991
CVS Health Corporation
124,000 7.000%,  3/10/2055
b
130,082
360,000 6.750%,  12/10/2054
b
375,973
424,000 5.450%,  9/15/2035 434,011
487,000 4.780%,  3/25/2038 459,685
301,000 5.125%,  7/20/2045 271,745
DaVita, Inc.
73,000 3.750%,  2/15/2031
a
67,443
262,000 6.875%,  9/1/2032
a
272,733
126,000 6.750%,  7/15/2033
a
130,649
Edgewell Personal Care Company
178,000 5.500%,  6/1/2028
a
178,185
Eli Lilly & Company
165,000 5.500%,  2/12/2055 165,141
401,000 4.950%,  2/27/2063 361,602
345,000 4.550%,  10/15/2032 349,777
Embecta Corporation
128,000 6.750%,  2/15/2030
a
125,967
Encompass Health Corporation
200,000 4.500%,  2/1/2028 199,653
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Non-Cyclical  1.1% - continued
Endo Finance Holdings, Inc.
$ 130,000 8.500%,  4/15/2031
a
$ 137,402
Energizer Holdings, Inc.
214,000 6.000%,  9/15/2033
a
205,270
General Mills, Inc.
214,000 4.950%,  3/29/2033 217,101
Genmab AS/Genmab Finance,
LLC
302,000 6.250%,  12/15/2032
a
309,504
Grifols SA
125,000 4.750%,  10/15/2028
a
123,449
HCA, Inc.
395,000 5.250%,  3/1/2030 407,769
921,000 3.500%,  9/1/2030 885,687
311,000 4.600%,  11/15/2032 308,184
325,000 5.450%,  9/15/2034 334,440
HLF Financing SARL, LLC/
Herbalife International, Inc.
224,000 12.250%,  4/15/2029
a
241,862
147,000 4.875%,  6/1/2029
a,e
138,051
Imperial Brands Finance plc
350,000 3.875%,  7/26/2029
a
343,109
Insulet Corporation
78,000 6.500%,  4/1/2033
a
81,306
IQVIA, Inc.
252,000 6.250%,  6/1/2032
a
263,319
Jazz Securities DAC
148,000 4.375%,  1/15/2029
a
145,974
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
743,000 3.000%,  5/15/2032 666,956
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
313,000 6.375%,  4/15/2066
a
311,647
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
417,000 5.950%,  4/20/2035
a
438,471
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
249,000 9.000%,  2/15/2029
a
261,375
Kenvue, Inc.
550,000 4.850%,  5/22/2032 562,417
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 557,708
Kraft Heinz Foods Company
209,000 5.000%,  6/4/2042 191,777
513,000 4.375%,  6/1/2046 423,799
Lamb Weston Holdings, Inc.
139,000 4.125%,  1/31/2030
a
134,457
135,000 4.375%,  1/31/2032
a
128,611
LifePoint Health, Inc.
110,000 9.875%,  8/15/2030
a
118,436
167,000 11.000%,  10/15/2030
a
183,138
L'Oreal SA
200,000 5.000%,  5/20/2035
a
204,428
Medline Borrower, LP/Medline Co-
Issuer, Inc.
156,000 6.250%,  4/1/2029
a
161,267

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Non-Cyclical  1.1% - continued
Merck & Company, Inc.
$ 486,000 5.550%,  12/4/2055 $ 479,506
Mozart Debt Merger Sub, Inc.
189,000 3.875%,  4/1/2029
a
184,522
392,000 5.250%,  10/1/2029
a
394,119
Newell Brands, Inc.
134,000 6.375%,  9/15/2027 134,730
193,000 6.625%,  9/15/2029 192,297
115,000 6.375%,  5/15/2030
e
112,305
121,000 7.500%,  4/1/2046 100,976
Novartis Capital Corporation
375,000 4.700%,  9/18/2054 334,289
Organon & Company/Organon
Foreign Debt Co-Issuer BV
346,000 5.125%,  4/30/2031
a,e
286,555
Performance Food Group, Inc.
294,000 4.250%,  8/1/2029
a
287,439
184,000 6.125%,  9/15/2032
a
189,687
Perrigo Finance Unlimited
Company
227,000 4.900%,  6/15/2030 219,596
178,000 6.125%,  9/30/2032 173,384
Pfizer Investment Enterprises,
Private Ltd.
200,000 5.300%,  5/19/2053 189,375
509,000 5.110%,  5/19/2043 489,808
Pfizer, Inc.
200,000 4.500%,  11/15/2032 200,461
Philip Morris International, Inc.
802,000 5.375%,  2/15/2033 838,642
Post Holdings, Inc.
195,000 4.625%,  4/15/2030
a
189,884
322,000 4.500%,  9/15/2031
a
305,271
177,000 6.250%,  10/15/2034
a
177,982
181,000 6.500%,  3/15/2036
a
181,245
Prime Healthcare Services, Inc.
301,000 9.375%,  9/1/2029
a
316,050
Radiology Partners, Inc.
91,000 8.500%,  7/15/2032
a
95,062
Roche Holdings, Inc.
350,000 4.666%,  12/2/2035
a
348,345
Royalty Pharma plc
431,000 5.150%,  9/2/2029 442,933
244,000 5.200%,  9/25/2035 245,234
Simmons Foods, Inc.
188,000 4.625%,  3/1/2029
a
181,127
Sotera Health Holdings, LLC
135,000 7.375%,  6/1/2031
a
141,591
Spectrum Brands, Inc.
34,000 3.875%,  3/15/2031
a
27,769
Star Parent, Inc.
145,000 9.000%,  10/1/2030
a
154,745
Stryker Corporation
350,000 5.200%,  2/10/2035 359,366
Surgery Center Holdings, Inc.
124,000 7.250%,  4/15/2032
a
125,422
Sysco Corporation
797,000 6.600%,  4/1/2040 880,042
Takeda Pharmaceutical Company,
Ltd.
722,000 5.650%,  7/5/2044 726,635
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Non-Cyclical  1.1% - continued
Tenet Healthcare Corporation
$ 587,000 5.125%,  11/1/2027 $ 588,313
183,000 4.375%,  1/15/2030 179,555
330,000 6.750%,  5/15/2031 343,368
181,000 5.500%,  11/15/2032
a
183,482
Teva Pharmaceutical Finance
Company, LLC
132,000 6.150%,  2/1/2036 138,587
US Acute Care Solutions, LLC
331,000 9.750%,  5/15/2029
a
333,454
Whirlpool Corporation
106,000 6.500%,  6/15/2033 102,789
Total 36,506,998
Energy  0.9%
Aethon United BR, LP/Aethon
United Finance Corporation
55,000 7.500%,  10/1/2029
a
57,622
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
282,000 5.375%,  6/15/2029
a
282,007
Archrock Partners, LP/Archrock
Partners Finance Corporation
191,000 6.250%,  4/1/2028
a
192,096
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
133,000 5.875%,  6/30/2029
a
133,349
126,000 6.625%,  7/15/2033
a
130,416
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
213,000 7.000%,  7/15/2029
a
222,140
Boardwalk Pipelines, LP
509,000 5.375%,  2/15/2036 511,526
BP Capital Markets America, Inc.
1,327,000 2.939%,  6/4/2051 844,337
Buckeye Partners, LP
186,000 4.500%,  3/1/2028
a
184,806
125,000 6.875%,  7/1/2029
a
130,026
60,000 6.750%,  2/1/2030
a
62,985
California Resources Corporation
160,000 8.250%,  6/15/2029
a
167,357
Cheniere Energy Partners, LP
1,342,000 4.500%,  10/1/2029 1,344,822
Cheniere Energy, Inc.
133,000 5.650%,  4/15/2034 137,972
Civitas Resources, Inc.
76,000 8.375%,  7/1/2028
a
78,310
343,000 8.750%,  7/1/2031
a
355,829
CNX Resources Corporation
159,000 6.000%,  1/15/2029
a
160,071
Columbia Pipelines Holding
Company, LLC
514,000 6.042%,  8/15/2028
a
534,164
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
a
137,521
Comstock Resources, Inc.
175,000 6.750%,  3/1/2029
a
174,649
330,000 5.875%,  1/15/2030
a
320,976
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
a
916,469

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Energy  0.9% - continued
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
$ 237,000 5.500%,  6/15/2031
a
$ 234,468
Crescent Energy Finance, LLC
181,000 7.750%,  7/31/2029
a
180,657
160,000 7.625%,  4/1/2032
a
155,124
198,000 7.875%,  4/15/2032
a
195,086
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
291,000 8.625%,  3/15/2029
a
305,016
125,000 7.375%,  6/30/2033
a
127,556
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
a
116,528
Diamondback Energy, Inc.
684,000 5.750%,  4/18/2054 646,405
Eastern Energy Gas Holdings, LLC
530,000 5.800%,  1/15/2035 559,616
Energy Transfer, LP
307,000 6.500%,  2/15/2056
b
305,984
600,000 5.150%,  2/1/2043 540,008
1,090,000 6.000%,  6/15/2048 1,057,057
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 483,443
Excelerate Energy, LP
63,000 8.000%,  5/15/2030
a
66,574
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 322,701
Genesis Energy LP/Genesis
Energy Finance Corporation
214,000 8.875%,  4/15/2030 225,197
307,000 7.875%,  5/15/2032 320,020
Halliburton Company
537,000 5.000%,  11/15/2045 480,118
Harvest Midstream I, LP
283,000 7.500%,  9/1/2028
a
287,231
Hess Midstream Operations, LP
292,000 4.250%,  2/15/2030
a
285,601
Hilcorp Energy I, LP/Hilcorp
Finance Company
334,000 5.750%,  2/1/2029
a
330,450
130,000 6.000%,  4/15/2030
a
126,322
126,000 6.250%,  4/15/2032
a
118,614
Howard Midstream Energy
Partners, LLC
144,000 7.375%,  7/15/2032
a
151,945
182,000 6.625%,  1/15/2034
a
186,975
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
a
364,668
Kodiak Gas Services, LLC
122,000 6.500%,  10/1/2033
a
124,588
61,000 6.750%,  10/1/2035
a
62,721
Moss Creek Resources Holdings,
Inc.
63,000 8.250%,  9/1/2031
a
60,322
MPLX, LP
432,000 4.800%,  2/15/2031 436,536
73,000 4.950%,  9/1/2032 73,493
202,000 5.000%,  3/1/2033 202,949
Nabors Industries, Inc.
259,000 9.125%,  1/31/2030
a
270,800
Principal
Amount Long-Term Fixed Income  33.9% Value
Energy  0.9% - continued
$ 181,000 7.625%,  11/15/2032
a
$ 177,901
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
108,000 8.125%,  2/15/2029
a
112,100
228,000 8.375%,  2/15/2032
a
236,109
Noble Finance II, LLC
266,000 8.000%,  4/15/2030
a
276,351
Northern Oil and Gas, Inc.
193,000 8.750%,  6/15/2031
a,e
194,852
ONEOK, Inc.
352,000 5.700%,  11/1/2054 328,041
400,000 4.750%,  10/15/2031 402,125
240,000 5.600%,  4/1/2044 226,745
Ovintiv, Inc.
453,000 7.200%,  11/1/2031 500,102
PBF Holding Company, LLC/PBF
Finance Corporation
219,000 6.000%,  2/15/2028 216,916
69,000 7.875%,  9/15/2030
a
66,450
Permian Resources Operating,
LLC
247,000 6.250%,  2/1/2033
a
253,364
Prairie Acquiror, LP
216,000 9.000%,  8/1/2029
a
224,515
Precision Drilling Corporation
173,000 6.875%,  1/15/2029
a
174,948
Rockies Express Pipeline, LLC
227,000 4.950%,  7/15/2029
a
226,504
Santos Finance, Ltd.
147,000 5.750%,  11/13/2035
a
146,183
Saturn Oil & Gas, Inc.
68,000 9.625%,  6/15/2029
a,e
67,042
SESI, LLC
122,000 7.875%,  9/30/2030
a
120,102
SM Energy Company
136,000 6.500%,  7/15/2028
e
137,471
90,000 7.000%,  8/1/2032
a
88,476
South Bow USA Infrastructure
Holdings, LLC
338,000 5.026%,  10/1/2029 342,861
124,000 5.584%,  10/1/2034 125,228
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
130,000 5.875%,  3/1/2027 130,111
Sunoco, LP
210,000 7.000%,  5/1/2029
a
219,021
245,000 5.875%,  3/15/2034
a
244,978
Sunoco, LP/Sunoco Finance
Corporation
186,000 5.875%,  3/15/2028 186,454
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
107,000 5.500%,  1/15/2028
a
107,058
195,000 7.375%,  2/15/2029
a
201,545
306,000 6.750%,  3/15/2034
a
305,993
Talos Production, Inc.
71,000 9.000%,  2/1/2029
a
73,743
Targa Resources Corporation
939,000 4.200%,  2/1/2033 898,961

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Energy  0.9% - continued
TGNR Intermediate Holdings, LLC
$ 180,000 5.500%,  10/15/2029
a
$ 178,242
TotalEnergies Capital SA
346,000 5.275%,  9/10/2054 325,103
Transocean International, Ltd.
70,000 8.250%,  5/15/2029
a
70,550
321,000 8.750%,  2/15/2030
a
335,415
USA Compression Partners, LP/
USA Compression Finance
Corporation
230,000 7.125%,  3/15/2029
a
238,076
184,000 6.250%,  10/1/2033
a
186,206
Valaris, Ltd.
162,000 8.375%,  4/30/2030
a
168,555
Var Energi ASA
200,000 5.875%,  5/22/2030
a
208,182
Venture Global LNG, Inc.
314,000 8.125%,  6/1/2028
a
318,052
235,000 9.000%,  9/30/2029
a,b,h
185,587
133,000 7.000%,  1/15/2030
a,e
128,003
562,000 8.375%,  6/1/2031
a
558,867
257,000 9.875%,  2/1/2032
a
265,500
Venture Global Plaquemines LNG,
LLC
93,000 6.125%,  12/15/2030
a
94,706
116,000 6.500%,  1/15/2034
a
118,812
93,000 6.500%,  6/15/2034
a
95,026
128,000 7.750%,  5/1/2035
a
140,154
263,000 6.750%,  1/15/2036
a
269,388
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 541,955
317,000 4.800%,  3/1/2031 316,867
267,000 6.150%,  4/1/2033 282,717
Williams Companies, Inc.
900,000 7.500%,  1/15/2031 1,021,568
160,000 5.600%,  3/15/2035 166,397
Total 29,710,401
Financials  2.9%
200 Park Funding Trust
100,000 5.740%,  2/15/2055
a
99,467
Acrisure, LLC/Acrisure Finance,
Inc.
46,000 4.250%,  2/15/2029
a
44,859
54,000 7.500%,  11/6/2030
a
56,249
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
588,000 5.375%,  12/15/2031 608,991
Agree, LP
357,000 5.625%,  6/15/2034 373,175
Air Lease Corporation
133,000 4.650%,  6/15/2026
b,h
131,187
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
130,000 4.250%,  10/15/2027
a
129,174
190,000 6.750%,  4/15/2028
a
193,453
184,000 7.000%,  1/15/2031
a
190,895
Ally Financial, Inc.
900,000 8.000%,  11/1/2031 1,021,505
204,000 6.700%,  2/14/2033
e
213,210
American Express Company
167,000 5.085%,  1/30/2031
b
172,136
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  2.9% - continued
American Homes 4 Rent, LP
$ 125,000 4.950%,  6/15/2030 $ 127,501
American International Group, Inc.
1,019,000 5.125%,  3/27/2033 1,047,976
Americold Realty Operating
Partnership, LP
420,000 5.600%,  5/15/2032 422,841
Ameriprise Financial, Inc.
546,000 5.200%,  4/15/2035 557,449
AmWINS Group, Inc.
108,000 6.375%,  2/15/2029
a
111,068
179,000 4.875%,  6/30/2029
a
176,037
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
a,b
560,624
Aon North America, Inc.
365,000 5.750%,  3/1/2054 363,148
Apollo Debt Solutions BDC
505,000 6.700%,  7/29/2031 532,871
Ares Capital Corporation
441,000 5.875%,  3/1/2029 452,391
Ares Strategic Income Fund
620,000 5.450%,  9/9/2028
a
625,182
Arthur J. Gallagher & Company
126,000 6.750%,  2/15/2054 139,219
176,000 5.750%,  7/15/2054 173,030
Atlas Warehouse Lending
Company, LP
400,000 4.950%,  11/15/2030
a
401,329
Aviation Capital Group, LLC
284,000 5.125%,  4/10/2030
a
288,356
Avolon Holdings Funding, Ltd.
210,000 4.950%,  1/15/2028
a
212,462
629,000 5.750%,  3/1/2029
a
650,405
580,000 5.375%,  5/30/2030
a
595,432
210,000 4.700%,  1/30/2031
a
208,648
Azorra Finance, Ltd.
334,000 7.750%,  4/15/2030
a
352,677
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
1,000,350
Bank of America Corporation
467,000 5.202%,  4/25/2029
b
478,959
1,200,000 2.496%,  2/13/2031
b
1,117,722
1,250,000 1.922%,  10/24/2031
b
1,117,813
804,000 2.972%,  2/4/2033
b
735,262
760,000 5.872%,  9/15/2034
b
811,037
692,000 5.425%,  8/15/2035
b
707,726
1,075,000 3.846%,  3/8/2037
b
1,012,365
Barclays plc
783,000 6.496%,  9/13/2027
b
795,174
621,000 4.972%,  5/16/2029
b
631,298
684,000 4.942%,  9/10/2030
b
697,554
825,000 5.746%,  8/9/2033
b
866,102
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 7.625%,  2/11/2035
a,b
210,000
Berkshire Hathaway Finance
Corporation
71,000 2.850%,  10/15/2050 45,669
BlackRock Funding, Inc.
237,000 5.250%,  3/14/2054 227,143

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  2.9% - continued
Blackstone Private Credit Fund
$ 400,000 5.600%,  11/22/2029 $ 403,770
374,000 5.050%,  9/10/2030 368,315
Blackstone Reg Finance
Company, LLC
100,000 4.950%,  2/15/2036 99,269
Blue Owl Credit Income
Corporation
670,000 4.700%,  2/8/2027 667,364
Blue Owl Technology Finance
Corporation
581,000 6.100%,  3/15/2028
a
584,453
485,000 6.750%,  4/4/2029
e
496,053
BNP Paribas SA
664,000 5.283%,  11/19/2030
a,b
683,488
Brookfield Asset Management,
Ltd.
73,000 6.077%,  9/15/2055 74,621
Brookfield Finance, Inc.
215,000 5.813%,  3/3/2055 212,098
Brown & Brown, Inc.
117,000 5.550%,  6/23/2035 119,967
Burford Capital Global Finance,
LLC
310,000 9.250%,  7/1/2031
a
319,178
124,000 7.500%,  7/15/2033
a
118,328
Camden Property Trust
661,000 3.150%,  7/1/2029 638,006
Charles Schwab Corporation
518,000 6.136%,  8/24/2034
b
564,605
509,000 4.914%,  11/14/2036
b
505,582
Citadel, LP
350,000 6.375%,  1/23/2032
a
371,474
Citigroup, Inc.
1,404,000 3.668%,  7/24/2028
b
1,395,071
700,000 3.520%,  10/27/2028
b
693,729
70,000 6.875%,  8/15/2030
b,h
72,737
609,000 4.952%,  5/7/2031
b
622,023
1,141,000 4.910%,  5/24/2033
b
1,154,674
648,000 6.174%,  5/25/2034
b
688,167
500,000 6.020%,  1/24/2036
b
523,695
Citizens Financial Group, Inc.
299,000 5.718%,  7/23/2032
b
313,474
CNA Financial Corporation
371,000 5.125%,  2/15/2034 373,162
Comerica, Inc.
175,000 5.982%,  1/30/2030
b
182,563
Constellation Insurance, Inc.
150,000 6.800%,  1/24/2030
a
151,031
COPT Defense Properties, LP
350,000 4.500%,  10/15/2030 348,300
Corebridge Financial, Inc.
225,000 6.375%,  9/15/2054
b
226,719
402,000 4.350%,  4/5/2042 343,720
Countrywide Home Loans, Inc.
187,867
5.750%,  4/25/2037, Ser.
2007-3, Class A27 80,446
Cousins Properties, LP
120,000 5.375%,  2/15/2032 123,566
Credit Agricole SA
437,000 5.230%,  1/9/2029
a,b
446,223
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  2.9% - continued
$ 454,000 4.818%,  9/25/2033
a,b
$ 453,406
Credit Suisse Group AG
775,000 7.250%,  N/A
*,i
201,500
Deutsche Bank AG/New York, NY
305,000 5.297%,  5/9/2031
b
312,493
950,000 3.729%,  1/14/2032
b
897,885
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
870,000 5.950%,  9/17/2030
a
829,840
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 588,623
725,000 4.625%,  5/15/2042 652,333
Encore Capital Group, Inc.
186,000 9.250%,  4/1/2029
a
195,997
200,000 6.625%,  4/15/2031
a
200,999
EPR Properties
355,000 4.950%,  4/15/2028 357,583
512,000 4.750%,  11/15/2030 508,011
ERP Operating, LP
350,000 4.950%,  6/15/2032 357,874
Essential Properties, LP
134,000 5.400%,  12/1/2035 134,247
F&G Global Funding
396,000 4.650%,  9/8/2028
a
398,515
First Citizens BancShares, Inc./NC
560,000 5.600%,  9/5/2035
b
559,026
FirstCash, Inc.
327,000 5.625%,  1/1/2030
a
328,215
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
a
549,194
Franklin BSP Capital Corporation
395,000 6.000%,  10/2/2030
a
391,365
Freedom Mortgage Holdings, LLC
303,000 9.250%,  2/1/2029
a
317,801
121,000 6.875%,  5/1/2031
a
121,073
131,000 9.125%,  5/15/2031
a
140,701
123,000 7.875%,  4/1/2033
a
127,374
FTAI Aviation Investors, LLC
137,000 5.500%,  5/1/2028
a
137,120
114,000 7.000%,  5/1/2031
a
120,052
186,000 7.000%,  6/15/2032
a
195,533
GGAM Finance, Ltd.
135,000 8.000%,  6/15/2028
a
142,961
354,000 5.875%,  3/15/2030
a
359,236
Global Aircraft Leasing Company,
Ltd.
381,000 8.750%,  9/1/2027
a
395,116
Global Net Lease, Inc.
86,000 4.500%,  9/30/2028
a
84,304
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
222,000 3.750%,  12/15/2027
a
216,161
goeasy, Ltd.
54,000 9.250%,  12/1/2028
a
55,525
66,000 7.625%,  7/1/2029
a
65,262
243,000 6.875%,  2/15/2031
a
227,300
Goldman Sachs BDC, Inc.
307,000 6.375%,  3/11/2027 313,390

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  2.9% - continued
$ 482,000 5.650%,  9/9/2030 $ 483,715
Goldman Sachs Group, Inc.
756,000 6.484%,  10/24/2029
b
801,728
433,000 5.218%,  4/23/2031
b
447,223
230,000 1.992%,  1/27/2032
b
204,325
1,879,000 3.102%,  2/24/2033
b
1,730,983
239,000 4.939%,  10/21/2036
b
237,260
Goldman Sachs Private Credit
Corporation
203,000 5.875%,  5/6/2028
a,e
206,785
208,000 5.375%,  1/31/2029
a
208,826
Highwoods Realty, LP
127,000 5.350%,  1/15/2033 126,905
Howard Hughes Corporation
84,000 4.125%,  2/1/2029
a
81,628
HSBC Holdings plc
435,000 5.130%,  3/3/2031
b
445,808
540,000 5.741%,  9/10/2036
b
555,870
HUB International, Ltd.
227,000 7.250%,  6/15/2030
a
238,333
Huntington Bancshares, Inc./OH
454,000 6.141%,  11/18/2039
b
473,097
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
39,000 6.250%,  5/15/2026 38,973
415,000 5.250%,  5/15/2027 409,296
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 585,211
222,000 4.950%,  1/15/2033 225,224
Jane Street Group/JSG Finance,
Inc.
210,000 4.500%,  11/15/2029
a
206,821
80,000 7.125%,  4/30/2031
a
84,061
134,000 6.125%,  11/1/2032
a
136,353
283,000 6.750%,  5/1/2033
a
295,394
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
a
107,830
200,000 6.625%,  10/15/2031
a
196,814
Jefferson Capital Holdings, LLC
109,000 6.000%,  8/15/2026
a
108,674
271,000 9.500%,  2/15/2029
a
284,600
43,000 8.250%,  5/15/2030
a
45,223
JPMorgan Chase & Company
700,000 2.522%,  4/22/2031
b
652,069
975,000 1.953%,  2/4/2032
b
869,406
1,073,000 4.586%,  4/26/2033
b
1,078,655
805,000 4.912%,  7/25/2033
b
820,061
489,000 5.766%,  4/22/2035
b
521,075
275,000 5.502%,  1/24/2036
b
287,408
520,000 4.810%,  10/22/2036
b
516,341
455,000 5.534%,  11/29/2045
b
461,932
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 249,829
337,000 5.875%,  10/15/2035 338,545
Liberty Mutual Group, Inc.
74,000 4.125%,  12/15/2051
a,b
72,967
Lincoln National Corporation
970,000 2.330%,  8/15/2030
a
879,435
Lloyds Banking Group plc
802,000 5.871%,  3/6/2029
b
831,488
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  2.9% - continued
$ 300,000 4.425%,  11/4/2031
b
$ 299,064
LPL Holdings, Inc.
540,000 4.900%,  4/3/2028 547,886
Macquarie AirFinance Holdings,
Ltd.
127,000 6.400%,  3/26/2029
a
133,083
305,000 5.150%,  3/17/2030
a
309,185
Macquarie Bank, Ltd.
582,000 5.642%,  8/13/2036
a,b
589,893
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 195,014
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
a
596,999
Mizuho Financial Group, Inc.
302,000 5.098%,  5/13/2031
b
310,593
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
a
71,792
Morgan Stanley
535,000 5.164%,  4/20/2029
b
547,043
409,000 3.622%,  4/1/2031
b
397,394
535,000 5.250%,  4/21/2034
b
550,815
379,000 5.831%,  4/19/2035
b
402,747
200,000 5.587%,  1/18/2036
b
208,997
939,000 5.297%,  4/20/2037
b
955,151
MPT Operating Partnership, LP/
MPT Finance Corporation
141,000 8.500%,  2/15/2032
a
150,579
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 398,063
NatWest Group plc
450,000 4.445%,  5/8/2030
b
451,686
758,000 6.475%,  6/1/2034
b
795,837
Navient Corporation
78,000 5.000%,  3/15/2027 78,169
84,000 5.500%,  3/15/2029 83,383
Nomura Holdings, Inc.
487,000 5.783%,  7/3/2034 513,996
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 749,396
186,000 5.200%,  7/1/2030 189,289
Omnis Funding Trust
346,000 6.722%,  5/15/2055
a
359,789
OneMain Finance Corporation
121,000 3.500%,  1/15/2027 119,819
170,000 3.875%,  9/15/2028 165,686
130,000 6.750%,  3/15/2032 133,499
538,000 7.125%,  9/15/2032 558,939
Osaic Holdings, Inc.
186,000 6.750%,  8/1/2032
a
194,299
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
366,000 4.875%,  5/15/2029
a
357,393
PennyMac Financial Services, Inc.
62,000 7.125%,  11/15/2030
a
65,176
192,000 6.875%,  5/15/2032
a
201,004
62,000 6.750%,  2/15/2034
a
64,091
Phoenix Aviation Capital, Ltd.
201,000 9.250%,  7/15/2030
a
214,128

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  2.9% - continued
PNC Financial Services Group,
Inc.
$ 250,000 6.615%,  10/20/2027
b
$ 254,986
PRA Group, Inc.
208,000 8.375%,  2/1/2028
a
212,521
Prologis Targeted US Logistics
Fund, LP
502,000 5.250%,  4/1/2029
a
516,874
200,000 5.250%,  1/15/2035
a
203,534
Prologis, LP
340,000 5.250%,  3/15/2054 323,064
Protective Life Corporation
483,000 4.700%,  1/15/2031
a
484,522
Prudential Financial, Inc.
520,000 5.125%,  3/1/2052
b
515,246
Regency Centers, LP
370,000 5.250%,  1/15/2034 380,397
RGA Global Funding
245,000 5.500%,  1/11/2031
a
254,822
RHP Hotel Properties, LP/RHP
Finance Corporation
65,000 4.750%,  10/15/2027 64,731
129,000 4.500%,  2/15/2029
a
127,715
Rithm Capital Corporation
60,000 8.000%,  4/1/2029
a
61,602
126,000 8.000%,  7/15/2030
a
128,856
RLJ Lodging Trust, LP
119,000 4.000%,  9/15/2029
a
112,870
Rocket Companies, Inc.
134,000 6.500%,  8/1/2029
a
138,206
65,000 7.125%,  2/1/2032
a
68,380
189,000 6.375%,  8/1/2033
a
197,055
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
118,000 3.625%,  3/1/2029
a
113,973
262,000 3.875%,  3/1/2031
a
248,794
87,000 4.000%,  10/15/2033
a
80,831
Ryan Specialty, LLC
68,000 4.375%,  2/1/2030
a
66,738
153,000 5.875%,  8/1/2032
a
156,330
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
279,267
461,000 5.473%,  3/20/2029
b
471,114
218,000 6.174%,  1/9/2030
b
227,204
Sixth Street Lending Partners
272,000 6.125%,  7/15/2030 279,167
SLM Corporation
38,000 6.500%,  1/31/2030 39,332
Societe Generale SA
134,000 10.000%,  11/14/2028
a,b,h
148,940
520,000 5.249%,  5/22/2029
a,b
530,467
400,000 5.439%,  10/3/2036
a,b
400,870
Standard Chartered plc
290,000 5.545%,  1/21/2029
a,b
297,563
Starwood Property Trust, Inc.
93,000 4.375%,  1/15/2027
a
92,422
183,000 5.250%,  10/15/2028
a
184,331
65,000 6.500%,  10/15/2030
a
67,769
61,000 5.750%,  1/15/2031
a
61,656
Stonebriar ABF Issuer, LLC
97,000 8.125%,  12/15/2030
a
99,832
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  2.9% - continued
Stonex Escrow Issuer, LLC
$ 224,000 6.875%,  7/15/2032
a
$ 232,340
Sumitomo Mitsui Financial Group,
Inc.
700,000 1.710%,  1/12/2031 615,600
Synchrony Financial
138,000 7.250%,  2/2/2033
e
148,241
Synovus Bank
799,000 5.625%,  2/15/2028 816,123
Toronto-Dominion Bank
223,000 5.146%,  9/10/2034
b
226,668
197,000 4.928%,  10/15/2035 196,855
Truist Financial Corporation
519,000 6.047%,  6/8/2027
b
523,176
383,000 5.125%,  12/15/2027
b,e,h
382,954
699,000 5.122%,  1/26/2034
b
712,200
310,000 5.711%,  1/24/2035
b
326,095
U.S. Bancorp
744,000 5.775%,  6/12/2029
b
773,316
178,000 5.836%,  6/12/2034
b
189,907
340,000 5.678%,  1/23/2035
b
359,007
UBS Group AG
200,000 6.600%,  8/5/2030
a,b,h
203,113
668,000 3.091%,  5/14/2032
a,b
619,752
486,000 5.699%,  2/8/2035
a,b
511,012
200,000 5.379%,  9/6/2045
a,b
196,206
United Wholesale Mortgage, LLC
355,000 5.500%,  4/15/2029
a
352,456
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 540,473
489,000 4.750%,  5/15/2052 421,723
Wells Fargo & Company
800,000 4.900%,  1/24/2028
b
806,735
481,000 5.707%,  4/22/2028
b
490,956
480,000 5.574%,  7/25/2029
b
497,221
441,000 5.389%,  4/24/2034
b
458,831
930,000 4.900%,  11/17/2045 837,107
Western Alliance Bank
200,000 6.537%,  11/15/2035
b
200,439
Wynnton Funding Trust II
125,000 5.991%,  8/15/2055
a
125,763
XHR, LP
153,000 4.875%,  6/1/2029
a
150,849
67,000 6.625%,  5/15/2030
a
69,150
Zions Bancorp NA
300,000 4.704%,  8/18/2028
b
300,000
Total 95,271,304
Foreign Government  0.1%
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
a
254,648
Mexico Government International
Bond
441,000 5.625%,  9/22/2035 434,826
NBN Company, Ltd.
334,000 4.150%,  9/16/2030
a
332,353
Saudi Arabian Oil Company
451,000 5.250%,  7/17/2034
a
464,150

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Foreign Government  0.1% - continued
Teine Energy, Ltd.
$ 216,000 6.875%,  4/15/2029
a
$ 215,960
Total 1,701,937
Mortgage-Backed Securities  9.7%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
962,498 5.500%,  12/1/2038 993,874
3,364,767 5.500%,  2/1/2040 3,459,296
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,934,632 2.000%,  1/1/2052 2,408,726
184,334 6.000%,  1/1/2055 193,459
3,332,015 2.000%,  5/1/2051 2,734,914
6,105,001 3.500%,  5/1/2052 5,687,669
5,586,911 4.000%,  5/1/2052 5,354,140
2,308,469 5.000%,  7/1/2053 2,323,165
703,901 5.500%,  7/1/2053 721,546
4,159,355 3.500%,  8/1/2052 3,872,560
3,546,773 5.000%,  8/1/2053 3,579,322
3,756,524 5.500%,  9/1/2053 3,867,077
2,935,563 3.500%,  9/1/2047 2,775,965
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,949,413 2.500%,  7/1/2030 2,870,593
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
666,577 5.500%,  9/1/2039 689,276
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,150,738 3.000%,  12/1/2036 3,004,892
3,758,985 3.000%,  8/1/2038 3,586,672
5,805,781 3.500%,  5/1/2040 5,555,960
4,683,316 2.500%,  4/1/2042 4,206,343
1,666,343 2.000%,  5/1/2042 1,456,703
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
14,102,429 3.000%,  1/1/2052 12,584,330
2,455,757 2.000%,  2/1/2051 2,015,674
1,589,850 2.000%,  2/1/2051 1,304,944
5,550,217 2.500%,  2/1/2051 4,788,174
5,759,103 5.500%,  2/1/2055 5,897,511
16,596,235 2.000%,  3/1/2051 13,525,062
11,057,259 4.000%,  3/1/2051 10,666,406
1,661,589 2.000%,  3/1/2052 1,366,805
15,303,282 3.000%,  3/1/2052 13,665,354
577,126 3.000%,  4/1/2051 511,450
4,744,748 5.500%,  4/1/2054 4,876,626
4,507,128 3.000%,  5/1/2050 3,997,373
2,966,688 2.000%,  5/1/2051 2,422,502
6,824,650 3.000%,  5/1/2051 6,182,704
11,279,090 2.000%,  6/1/2050 9,220,013
5,633,463 3.000%,  6/1/2050 5,117,762
2,726,790 4.000%,  6/1/2052 2,602,111
1,993,067 5.000%,  6/1/2053 2,008,491
13,836,606 2.500%,  7/1/2051 11,934,108
3,834,944 3.500%,  7/1/2051 3,586,537
5,459,012 4.000%,  7/1/2052 5,209,420
Principal
Amount Long-Term Fixed Income  33.9% Value
Mortgage-Backed Securities  9.7% - continued
$ 2,030,362 2.500%,  8/1/2050 $ 1,756,356
8,143,529 3.500%,  8/1/2050 7,645,236
11,170,216 4.500%,  8/1/2052 10,963,377
4,889,586 5.000%,  8/1/2053 4,925,913
11,008,729 6.000%,  8/1/2054 11,580,816
2,482,241 2.500%,  9/1/2051 2,138,028
6,410,181 3.500%,  9/1/2052 5,990,824
3,014,246 3.500%,  9/1/2052 2,807,956
3,839,995 5.000%,  9/1/2052 3,872,099
3,839,359 4.500%,  9/1/2053 3,785,901
5,285,513 4.500%,  9/1/2053 5,202,791
9,386,942 4.000%,  10/1/2052 8,996,690
2,910,090 2.000%,  11/1/2051 2,388,529
3,928,062 3.500%,  11/1/2052 3,676,548
11,867,634 2.000%,  12/1/2050 9,743,338
18,717,568 2.500%,  12/1/2051 16,076,193
8,185,439 4.500%,  12/1/2052 8,068,726
3,429,587 3.500%,  12/1/2047 3,249,529
25,000 5.000%,  1/1/2049
j
24,930
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
16,655,740 2.500%,  3/1/2062 13,714,389
4,002,065 3.500%,  7/1/2061 3,636,363
4,880,592 4.000%,  12/1/2061 4,597,601
PRPM, LLC
1,080,018
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
1,082,060
Sequoia Mortgage Trust
1,700,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
1,642,197
Total 320,391,899
Technology  0.7%
Accenture Capital, Inc.
476,000 4.500%,  10/4/2034 469,224
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 454,342
Alphabet, Inc.
580,000 4.375%,  11/15/2032 581,968
292,000 4.700%,  11/15/2035 292,072
Amentum Holdings, Inc.
201,000 7.250%,  8/1/2032
a
211,871
APLD ComputeCo, LLC
121,000 9.250%,  12/15/2030
a
118,689
Block, Inc.
122,000 5.625%,  8/15/2030
a
124,479
138,000 3.500%,  6/1/2031 129,708
287,000 6.500%,  5/15/2032 298,440
122,000 6.000%,  8/15/2033
a
125,246
Boost Newco Borrower, LLC
379,000 7.500%,  1/15/2031
a
402,820
Broadcom, Inc.
282,000 4.900%,  7/15/2032 287,923
283,000 3.469%,  4/15/2034 258,052
1,072,000 3.137%,  11/15/2035
a
923,191
1,100,000 3.187%,  11/15/2036
a
932,902
460,000 4.926%,  5/15/2037
a
454,024
CACI International, Inc.
84,000 6.375%,  6/15/2033
a
86,913

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Technology  0.7% - continued
Central Parent, Inc./CDK Global,
Inc.
$ 99,000 7.250%,  6/15/2029
a
$ 83,933
Cipher Compute, LLC
152,000 7.125%,  11/15/2030
a
154,809
Cisco Systems, Inc.
235,000 5.300%,  2/26/2054 225,251
Clarivate Science Holdings
Corporation
143,000 3.875%,  7/1/2028
a
138,825
Cloud Software Group, Inc.
765,000 6.500%,  3/31/2029
a
775,012
272,000 9.000%,  9/30/2029
a
283,291
Coherent Corporation
131,000 5.000%,  12/15/2029
a
130,557
CommScope Technologies, LLC
126,000 5.000%,  3/15/2027
a
125,717
CommScope, LLC
131,000 4.750%,  9/1/2029
a
130,815
CoreWeave, Inc.
185,000 9.000%,  2/1/2031
a
169,556
Dell, Inc.
452,000 6.500%,  4/15/2038 484,951
Diebold Nixdorf, Inc.
97,000 7.750%,  3/31/2030
a
103,224
Fair Isaac Corporation
222,000 6.000%,  5/15/2033
a
228,027
Fiserv, Inc.
517,000 2.650%,  6/1/2030 476,603
494,000 5.350%,  3/15/2031 506,898
468,000 5.600%,  3/2/2033 483,059
500,000 5.150%,  8/12/2034 496,135
Flash Compute, LLC
62,000 7.250%,  12/31/2030
a
61,427
Foundry JV Holdco, LLC
551,000 5.900%,  1/25/2030
a
576,277
200,000 5.900%,  1/25/2033
a
209,269
Gen Digital, Inc.
163,000 7.125%,  9/30/2030
a
168,320
66,000 6.250%,  4/1/2033
a
68,061
Global Payments, Inc.
418,000 5.300%,  8/15/2029 427,541
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
129,000 3.500%,  3/1/2029
a
123,696
Hewlett Packard Enterprise
Company
400,000 4.850%,  10/15/2031 404,009
Intel Corporation
755,000 4.900%,  7/29/2045 651,124
ION Platform Finance US, Inc.
200,000 7.875%,  9/30/2032
a
189,772
ION Platform Finance US, Inc./ION
Platform Finance SARL
179,000 9.500%,  5/30/2029
a
181,273
Iron Mountain, Inc.
387,000 4.875%,  9/15/2029
a
381,794
300,000 5.250%,  7/15/2030
a
296,371
240,000 4.500%,  2/15/2031
a
228,782
Kioxia Holdings Corporation
141,000 6.625%,  7/24/2033
a
146,623
Principal
Amount Long-Term Fixed Income  33.9% Value
Technology  0.7% - continued
KLA Corporation
$ 804,000 3.300%,  3/1/2050 $ 558,138
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 135,786
Microchip Technology, Inc.
102,000 5.050%,  3/15/2029 103,995
Micron Technology, Inc.
121,000 5.650%,  11/1/2032 127,188
NCR Atleos Corporation
108,000 9.500%,  4/1/2029
a
117,221
NCR Voyix Corporation
106,000 5.000%,  10/1/2028
a
105,245
123,000 5.125%,  4/15/2029
a
122,134
Neptune Bidco US, Inc.
256,000 9.290%,  4/15/2029
a
256,437
91,000 10.375%,  5/15/2031
a
93,306
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 492,107
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 476,775
475,000 3.250%,  5/11/2041 360,139
Open Text Holdings, Inc.
259,000 4.125%,  2/15/2030
a
247,558
Oracle Corporation
536,000 6.900%,  11/9/2052 529,635
288,000 4.800%,  9/26/2032 278,042
210,000 4.700%,  9/27/2034 194,730
311,000 5.875%,  9/26/2045 280,872
1,266,000 4.000%,  7/15/2046 877,579
Paychex, Inc.
98,000 5.600%,  4/15/2035 102,635
PayPal Holdings, Inc.
420,000 5.500%,  6/1/2054
e
407,496
Pitney Bowes, Inc.
68,000 6.875%,  3/15/2027
a
68,044
RingCentral, Inc.
359,000 8.500%,  8/15/2030
a
380,570
Rocket Software, Inc.
160,000 9.000%,  11/28/2028
a
164,985
Roper Technologies, Inc.
640,000 1.750%,  2/15/2031 561,397
S&P Global, Inc.
100,000 4.800%,  12/4/2035
a
99,692
Sabre GLBL, Inc.
126,000 11.125%,  7/15/2030
a
104,463
Seagate Data Storage Technology,
Private Ltd.
257,280 9.625%,  12/1/2032
a
292,085
87,000 5.750%,  12/1/2034
a
89,164
Sensata Technologies BV
186,000 4.000%,  4/15/2029
a
181,479
Sensata Technologies, Inc.
68,000 4.375%,  2/15/2030
a
66,416
77,000 3.750%,  2/15/2031
a
72,263
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
254,000 6.750%,  8/15/2032
a
262,253
SS&C Technologies, Inc.
154,000 5.500%,  9/30/2027
a
154,139
67,000 6.500%,  6/1/2032
a
69,708

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Technology  0.7% - continued
Synopsys, Inc.
$ 328,000 5.700%,  4/1/2055 $ 325,373
UKG, Inc.
141,000 6.875%,  2/1/2031
a
144,837
Verisk Analytics, Inc.
194,000 5.250%,  3/15/2035 197,423
Viavi Solutions, Inc.
130,000 3.750%,  10/1/2029
a
124,426
WULF Compute, LLC
121,000 7.750%,  10/15/2030
a
124,660
Xerox Corporation
98,000 10.250%,  10/15/2030
a,e
93,761
Total 24,707,022
Transportation  0.2%
Air Canada
135,000 3.875%,  8/15/2026
a
134,357
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
121,000 5.500%,  4/20/2026
a
121,172
245,647 5.750%,  4/20/2029
a
250,152
Avianca Midco 2 plc
112,000 9.000%,  12/1/2028
a
112,746
200,000 9.625%,  2/14/2030
a
200,680
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
173,000 5.375%,  3/1/2029
a,e
168,788
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 396,089
530,000 4.450%,  3/15/2043 471,273
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 472,649
DCLI Bidco, LLC
174,000 7.750%,  11/15/2029
a
178,858
Delta Air Lines, Inc.
200,000 5.250%,  7/10/2030 205,513
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
a
1,132,838
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
a
523,067
Norfolk Southern Corporation
408,000 5.100%,  5/1/2035 416,719
OneSky Flight, LLC
228,000 8.875%,  12/15/2029
a
243,991
Rand Parent, LLC
335,000 8.500%,  2/15/2030
a
349,021
RXO, Inc.
124,000 7.500%,  11/15/2027
a
126,737
Ryder System, Inc.
330,000 4.850%,  6/15/2030 336,657
Stena International SA
217,000 7.250%,  1/15/2031
a
221,211
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 628,408
United Airlines, Inc.
583,000 4.625%,  4/15/2029
a
580,471
Principal
Amount Long-Term Fixed Income  33.9% Value
Transportation  0.2% - continued
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
$ 81,000 7.875%,  5/1/2027
a
$ 81,596
151,000 9.500%,  6/1/2028
a
156,176
156,000 6.375%,  2/1/2030
a,e
148,457
Watco Companies, LLC/Watco
Finance Corporation
122,000 7.125%,  8/1/2032
a
127,772
Total 7,785,398
U.S. Government & Agencies  10.9%
U.S. Treasury Bonds
1,813,000 3.625%,  5/15/2053 1,466,618
4,000,000 4.750%,  8/15/2055 3,932,500
8,480,000 1.625%,  11/15/2050 4,452,000
11,400,000 4.750%,  11/15/2053 11,191,148
14,120,000 5.250%,  11/15/2028 14,775,256
1,075,000 4.375%,  5/15/2040 1,056,733
41,740,000 1.375%,  11/15/2040 27,091,869
600,000 3.000%,  5/15/2042 482,836
850,000 3.375%,  5/15/2044 701,516
27,658,000 2.500%,  5/15/2046 19,183,416
35,275,000 2.875%,  5/15/2049 25,305,679
U.S. Treasury Notes
17,780,000 2.500%,  2/28/2026 17,745,323
1,500,000 4.375%,  7/31/2026 1,506,996
2,200,000 3.500%,  9/30/2026 2,198,390
2,350,000 0.500%,  4/30/2027 2,259,580
17,999,000 3.875%,  5/31/2027 18,091,104
3,000,000 3.625%,  8/31/2027 3,006,680
16,875,000 2.250%,  11/15/2027 16,500,586
12,250,000 3.875%,  12/31/2027 12,341,396
4,300,000 0.750%,  1/31/2028 4,065,684
16,200,000 3.500%,  1/31/2028 16,203,164
13,400,000 3.625%,  3/31/2028 13,435,594
31,750,000 2.875%,  5/15/2028 31,297,315
55,000,000 4.375%,  8/31/2028 56,162,305
6,300,000 3.750%,  12/31/2028 6,335,684
2,200,000 3.500%,  9/30/2029 2,189,773
9,000,000 3.625%,  9/30/2030 8,965,195
850,000 1.375%,  11/15/2031 740,396
24,275,000 4.125%,  11/15/2032 24,552,835
13,500,000 4.500%,  11/15/2033 13,939,277
Total 361,176,848
Utilities  0.7%
AES Corporation
201,000 7.600%,  1/15/2055
b
204,700
1,069,000 3.950%,  7/15/2030
a
1,043,380
Algonquin Power & Utilities
Corporation
295,000 4.750%,  1/18/2082
b
290,920
Alpha Generation, LLC
116,000 6.750%,  10/15/2032
a
120,082
American Electric Power
Company, Inc.
146,000 6.050%,  3/15/2056
b
143,449
American Water Capital
Corporation
157,000 5.700%,  9/1/2055 157,205
Atmos Energy Corporation
115,000 5.450%,  1/15/2056 111,255

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Utilities  0.7% - continued
Berkshire Hathaway Energy
Company
$ 900,000 4.500%,  2/1/2045 $ 780,583
Calpine Corporation
266,000 4.500%,  2/15/2028
a
266,176
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 625,855
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 330,398
900,000 4.125%,  5/15/2049 714,895
Constellation Energy Generation,
LLC
253,000 6.125%,  1/15/2034 274,233
Consumers Energy Company
880,000 4.350%,  4/15/2049 732,409
Dominion Energy, Inc.
66,000 6.875%,  2/1/2055
b
68,602
66,000 7.000%,  6/1/2054
b
71,462
DTE Electric Company
760,000 3.700%,  3/15/2045 594,561
Duke Energy Corporation
92,000 6.450%,  9/1/2054
b
96,561
729,000 5.450%,  6/15/2034 759,102
Duke Energy Indiana, LLC
693,000 3.750%,  5/15/2046 539,870
Enel Finance International NV
470,000 5.125%,  6/26/2029
a
481,987
Exelon Corporation
642,000 4.450%,  4/15/2046 538,566
FirstEnergy Corporation
669,000 4.850%,  7/15/2047 588,945
Georgia Power Company
455,000 4.950%,  5/17/2033 463,900
237,000 5.250%,  3/15/2034 244,684
Hawaiian Electric Company, Inc.
61,000 6.000%,  10/1/2033
a
61,850
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 539,087
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
a
336,850
Lightning Power, LLC
235,000 7.250%,  8/15/2032
a
249,888
Long Ridge Energy, LLC
323,000 8.750%,  2/15/2032
a
343,814
MidAmerican Energy Company
589,000 5.850%,  9/15/2054 605,908
NextEra Energy Capital Holdings,
Inc.
412,000 5.900%,  3/15/2055 416,529
160,000 5.300%,  3/15/2032 166,640
NiSource, Inc.
64,000 6.375%,  3/31/2055
b
66,283
128,000 5.750%,  7/15/2056
b
128,829
675,000 5.650%,  2/1/2045 670,320
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
110,031
195,000 5.250%,  6/15/2029
a
195,525
61,000 5.750%,  7/15/2029
a
60,701
107,000 6.000%,  2/1/2033
a
109,119
Principal
Amount Long-Term Fixed Income  33.9% Value
Utilities  0.7% - continued
$ 370,000 5.750%,  1/15/2034
a
$ 373,763
107,000 6.250%,  11/1/2034
a
109,891
Pacific Gas and Electric Company
495,000 5.550%,  5/15/2029 510,727
467,000 4.550%,  7/1/2030 464,994
233,000 5.800%,  5/15/2034 241,986
PG&E Corporation
99,000 5.000%,  7/1/2028 98,726
PPL Capital Funding, Inc.
470,000 5.250%,  9/1/2034 481,326
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 356,943
Public Service Company of
Colorado
624,000 4.500%,  6/1/2052 519,819
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 723,449
Southern California Edison
Company
140,000 5.450%,  3/1/2035 141,942
Southern Company
650,000 4.850%,  3/15/2035 642,007
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 499,905
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 420,104
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
a
282,687
61,000 6.250%,  2/1/2034
a
62,215
61,000 6.500%,  2/1/2036
a
63,079
TerraForm Power Operating, LLC
384,000 5.000%,  1/31/2028
a
383,648
TransAlta Corporation
186,000 5.875%,  2/1/2034 187,285
Virginia Electric and Power
Company
180,000 5.350%,  1/15/2054 168,751
675,000 4.600%,  12/1/2048 579,386
Vistra Corporation
129,000 8.000%,  10/15/2026
a,b,h
132,243
162,000 7.000%,  12/15/2026
a,b,h
164,829
Vistra Operations Company, LLC
231,000 5.000%,  7/31/2027
a
231,531
490,000 5.250%,  10/15/2035
a
488,428
VoltaGrid, LLC
91,000 7.375%,  11/1/2030
a
90,158
Xcel Energy, Inc.
379,000 4.600%,  6/1/2032 376,924
160,000 5.600%,  4/15/2035 165,691
Total 23,267,591
Total Long-Term Fixed Income
(cost $1,171,027,082) 1,116,706,027
Shares Common Stock 17.8% Value
Communications Services  2.1%
59,634 Alphabet, Inc., Class A 18,665,442
52,872 Alphabet, Inc., Class C 16,591,234
42,373 AT&T, Inc. 1,052,545

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.8% Value
Communications Services  2.1% - continued
632 CarGurus, Inc.
k
$ 24,237
6,843 Comcast Corporation 204,537
98 Fox Corporation, Class A 7,161
464 Fox Corporation, Class B 30,128
126 Globalstar, Inc.
k
7,691
1,147 Iridium Communications, Inc. 19,935
1,943 Liberty Global, Ltd., Class A
k
21,645
307 Liberty Media Corporation-Liberty
Formula One
k
30,243
5,120 Lumen Technologies, Inc.
k
39,782
75 Madison Square Garden Sports
Corporation
k
19,399
1,902 Magnite, Inc.
k
30,869
12,708 Match Group, Inc. 410,341
27,740 Meta Platforms, Inc. 18,310,897
79,402 Netflix, Inc.
k
7,444,732
3,532 New York Times Company 245,191
15,684 News Corporation, Class A 409,666
220 Omnicom Group, Inc. 17,765
6,436 Pinterest, Inc.
k
166,628
1,445 Reddit, Inc.
k
332,162
3,644 ROBLOX Corporation
k
295,273
412 Roku, Inc.
k
44,698
4,659 Spotify Technology SA
k
2,705,528
137 Take-Two Interactive Software,
Inc.
k
35,076
2,462 T-Mobile US, Inc. 499,884
455 Trade Desk, Inc.
k
17,272
8,375 Uniti Group, Inc.
k
58,709
4,798 Universal Music Group NV 125,083
18,788 Verizon Communications, Inc. 765,235
11,014 Walt Disney Company 1,253,063
8,388 Warner Brothers Discovery, Inc.
k
241,742
7,661 Warner Music Group Corporation 234,963
Total 70,358,756
Consumer Discretionary  2.1%
97,703 ADT, Inc. 788,463
1,104 Advance Auto Parts, Inc. 43,387
126,671 Amazon.com, Inc.
k
29,238,200
2,521 American Eagle Outfitters, Inc. 66,479
12,363 Aptiv plc
k
940,701
1,486 Aramark 54,774
406 Asbury Automotive Group, Inc.
k
94,407
226 Autoliv, Inc. 26,826
3,574 Bath & Body Works, Inc. 71,766
517 Best Buy Company, Inc. 34,603
166 Booking Holdings, Inc. 888,985
1,304 Boot Barn Holdings, Inc.
k
230,117
5,472 BorgWarner, Inc. 246,568
72 Brinker International, Inc.
k
10,333
946 Buckle, Inc. 50,535
3,423 Build-A-Bear Workshop, Inc. 209,727
1,355 CarMax, Inc.
k
52,357
1,805 Carnival Corporation
k
55,125
27 Cavco Industries, Inc.
k
15,950
1,602 Champion Homes, Inc.
k
135,369
1,911 Chewy, Inc.
k
63,159
658 Chipotle Mexican Grill, Inc.
k
24,346
1,501 Churchill Downs, Inc. 170,784
1,057 Columbia Sportswear Company 58,230
1,263 Coursera, Inc.
k
9,296
1,419 D.R. Horton, Inc. 204,379
1,527 Dana, Inc. 36,282
70 Darden Restaurants, Inc. 12,881
Shares Common Stock  17.8% Value
Consumer Discretionary  2.1% - continued
85 Domino's Pizza, Inc. $ 35,430
12,413 DoorDash, Inc.
k
2,811,296
120 Dorman Products, Inc.
k
14,783
115 Duolingo, Inc.
k
20,182
557 eBay, Inc. 48,515
798 Etsy, Inc.
k
44,241
185 Five Below, Inc.
k
34,847
7,944 Ford Motor Company 104,225
1,391 Fox Factory Holding Corporation
k
23,800
3,585 Frontdoor, Inc.
k
206,819
2,530 Gap, Inc. 64,768
1,448 Garmin, Ltd. 293,727
1,642 Garrett Motion, Inc. 28,620
11,958 General Motors Company 972,425
3,091 Gentex Corporation 71,928
141 GigaCloud Technology, Inc.
k
5,538
4,247 Goodyear Tire & Rubber
Company
k
37,204
587 Grand Canyon Education, Inc.
k
97,624
7,947 Hilton Worldwide Holdings, Inc. 2,282,776
8,972 Home Depot, Inc. 3,087,265
1,077 Installed Building Products, Inc. 279,363
7,960 Laureate Education, Inc.
k
268,013
309 Lear Corporation 35,411
2,515 Life Time Group Holdings, Inc.
k
66,849
145 Lithia Motors, Inc. 48,188
1,405 Lowe's Companies, Inc. 338,830
163 Lululemon Athletica, Inc.
k
33,873
112 M/I Homes, Inc.
k
14,330
1,910 Macy's, Inc. 42,116
5,623 Mattel, Inc.
k
111,560
1,640 McDonald's Corporation 501,233
338 MGM Resorts International
k
12,334
1,426 Mohawk Industries, Inc.
k
155,862
44 NVR, Inc.
k
320,882
16,189 O'Reilly Automotive, Inc.
k
1,476,599
212 Planet Fitness, Inc.
k
22,996
157 PulteGroup, Inc. 18,410
469 Ralph Lauren Corporation 165,843
228 Red Rock Resorts, Inc. 14,125
11,759 Ross Stores, Inc. 2,118,266
535 Service Corporation International/
US 41,714
4,856 SharkNinja, Inc.
k
543,386
1,905 Sonos, Inc.
k
33,452
8,747 Sony Group Corporation ADR 223,923
368 Strategic Education, Inc. 29,514
4,677 Tapestry, Inc. 597,580
189 Taylor Morrison Home Corporation
k
11,126
29,740 Tesla, Inc.
k
13,374,673
3,510 Texas Roadhouse, Inc. 582,660
2,725 TJX Companies, Inc. 418,587
709 Toll Brothers, Inc. 95,871
794 TopBuild Corporation
k
331,249
219 Travel + Leisure Company 15,446
346 Ulta Beauty, Inc.
k
209,333
7,412 Universal Technical Institute, Inc.
k
193,676
154 Urban Outfitters, Inc.
k
11,590
1,651 VF Corporation 29,850
6,327 Viking Holdings, Ltd.
k
451,811
253 Visteon Corporation 24,060
315 Wayfair, Inc.
k
31,629
4,269 Wendy's Company 35,561
2,253 Wingstop, Inc. 537,318
161 Winmark Corporation 65,195

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.8% Value
Consumer Discretionary  2.1% - continued
3,749 Wyndham Hotels & Resorts, Inc. $ 283,274
3,268 Wynn Resorts, Ltd. 393,238
458 Yum! Brands, Inc. 69,286
Total 68,800,127
Consumer Staples  0.5%
1,374 Albertsons Companies, Inc. 23,592
12,588 Altria Group, Inc. 725,824
269 Archer-Daniels-Midland Company 15,465
1,004 BellRing Brands, Inc.
k
26,837
311 BJ's Wholesale Club Holdings,
Inc.
k
27,999
370 Campbell's Company 10,312
871 Casey's General Stores, Inc. 481,410
969 Central Garden & Pet Company,
Class A
k
28,285
1,396 Chefs' Warehouse, Inc.
k
87,013
1,866 Church & Dwight Company, Inc. 156,464
3,329 Colgate-Palmolive Company 263,058
2,919 Conagra Brands, Inc. 50,528
3,030 Costco Wholesale Corporation 2,612,890
6,244 Coty, Inc.
k
19,231
1,073 Darling Ingredients, Inc.
k
38,628
432 Ingredion, Inc. 47,632
1,291 John B. Sanfilippo & Son, Inc. 91,145
11,271 Keurig Dr Pepper, Inc. 315,701
168 Kimberly-Clark Corporation 16,950
760 Kroger Company 47,485
923 Lamb Weston Holdings, Inc. 38,664
3,088 Maplebear, Inc.
k
138,898
413 Marzetti Company 67,905
755 McCormick & Company, Inc. 51,423
603 Molson Coors Beverage Company 28,148
3,819 Monster Beverage Corporation
k
292,803
3,734 PepsiCo, Inc. 535,904
4,640 Philip Morris International, Inc. 744,256
397 Primo Brands Corporation 6,491
12,717 Procter & Gamble Company 1,822,473
1,191 Simply Good Foods Company
k
23,915
792 Smithfield Foods, Inc. 17,685
242 Sprouts Farmers Markets, Inc.
k
19,280
5,140 Sysco Corporation 378,767
1,058 Turning Point Brands, Inc. 114,687
783 Tyson Foods, Inc. 45,899
6,450 Unilever plc ADR 421,830
265 Universal Corporation 13,979
361 US Foods Holding Corporation
k
27,191
4,578 Vita Coco Company, Inc.
k
242,680
46,923 Walmart, Inc. 5,227,691
Total 15,347,018
Energy  0.4%
37,425 Antero Midstream Corporation 665,791
2,759 Antero Resources Corporation
k
95,075
3,921 APA Corporation 95,908
1,338 Archrock, Inc. 34,815
8,389 Baker Hughes Company 382,035
389 Cactus, Inc. 17,770
112 California Resources Corporation 5,008
3,063 Cheniere Energy, Inc. 595,417
420 Chord Energy Corporation 38,934
26,597 ConocoPhillips 2,489,745
22,324 Devon Energy Corporation 817,728
9,095 DHT Holdings, Inc. 111,050
Shares Common Stock  17.8% Value
Energy  0.4% - continued
247 Diamondback Energy, Inc. $ 37,132
979 DT Midstream, Inc. 117,167
11,165 Enterprise Products Partners, LP 357,950
4,413 EOG Resources, Inc. 463,409
684 EQT Corporation 36,662
2,335 Expand Energy Corporation 257,691
12,819 Exxon Mobil Corporation 1,542,638
659 Gulfport Energy Corporation
k
137,065
9,505 Halliburton Company 268,611
2,815 Hess Midstream, LP 97,117
1,004 HF Sinclair Corporation 46,264
29,962 Kinder Morgan, Inc. 823,655
934 Kodiak Gas Services, Inc. 34,932
1,386 Marathon Petroleum Corporation 225,405
1,531 Matador Resources Company 64,976
34 Noble Corporation plc 960
835 NOV, Inc. 13,051
356 Occidental Petroleum Corporation 14,639
198 Oceaneering International, Inc.
k
4,758
976 ONEOK, Inc. 71,736
2,677 Ovintiv, Inc. 104,912
4,065 Permian Resources Corporation 57,032
751 Phillips 66 96,909
2,024 Range Resources Corporation 71,366
242 Ranger Energy Services, Inc. 3,383
457 Scorpio Tankers, Inc. 23,229
530 SLB, Ltd. 20,341
2,344 SM Energy Company 43,833
1,299 Talos Energy, Inc.
k
14,315
63 Targa Resources Corporation 11,623
10,803 TechnipFMC plc 481,382
218 Valero Energy Corporation 35,488
161 Viper Energy, Inc. 6,219
13,099 Williams Companies, Inc. 787,381
Total 11,722,507
Financials  2.3%
169 1st Source Corporation 10,561
1,868 Affiliated Managers Group, Inc. 538,507
575 Affirm Holdings, Inc.
k
42,797
9,663 AGNC Investment Corporation 103,587
3,121 Allstate Corporation 649,636
9,455 Ally Financial, Inc. 428,217
7,101 Amalgamated Financial
Corporation 227,445
1,551 Amerant Bancorp, Inc. 30,260
8,100 American Express Company 2,996,595
366 American Financial Group, Inc. 50,025
2,672 American International Group, Inc. 228,590
5,801 Ameriprise Financial, Inc. 2,844,462
237 Ameris Bancorp 17,602
1,600 Annaly Capital Management, Inc. 35,776
5,327 Arch Capital Group, Ltd.
k
510,966
2,426 Ares Management Corporation 392,114
570 Arrow Financial Corporation 17,898
1,490 Artisan Partners Asset
Management, Inc. 60,703
12,112 Associated Banc-Corp 312,005
509 Assurant, Inc. 122,593
451 Assured Guaranty, Ltd. 40,531
2,409 Atlantic Union Bankshares
Corporation 85,038
798 Axis Capital Holdings, Ltd. 85,458
32,771 Bank of America Corporation 1,802,405
188 Bank of N.T. Butterfield & Son, Ltd. 9,366

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.8% Value
Financials  2.3% - continued
3,804 Bank of New York Mellon
Corporation $ 441,606
490 Bank OZK 22,550
464 BankFinancial Corporation 5,568
52 BankUnited, Inc. 2,318
468 Bankwell Financial Group, Inc. 21,444
478 Banner Corporation 29,951
746 Bar Harbor Bankshares 23,163
401 BCB Bancorp, Inc. 3,236
5,424 Beacon Financial Corporation 143,031
9,158 Berkshire Hathaway, Inc.
k
4,603,269
1,065 BlackRock, Inc. 1,139,912
4,635 Blue Owl Capital, Inc. 69,247
192 Bread Financial Holdings, Inc. 14,214
3,434 Bridgewater Bancshares, Inc.
k
60,198
177 Brown & Brown, Inc. 14,107
239 Burke & Herbert Financial Services
Corporation 14,892
1,145 Business First Bancshares, Inc. 29,930
5,007 Byline Bancorp, Inc. 145,954
193 C&F Financial Corporation 14,010
937 Cadence Bank 40,141
123 Camden National Corporation 5,336
568 Capital City Bank Group, Inc. 24,180
2,589 Capital One Financial Corporation 627,470
4,938 Capitol Federal Financial, Inc. 33,628
501 Carlyle Group, Inc. 29,614
76 Cathay General Bancorp 3,678
2,402 Central Pacific Financial
Corporation 74,846
20,269 Charles Schwab Corporation 2,025,076
837 ChoiceOne Financial Services, Inc. 24,708
1,193 Chubb, Ltd. 372,359
372 Cincinnati Financial Corporation 60,755
4,457 Citigroup, Inc. 520,087
383 Citizens Financial Group, Inc. 22,371
1,178 Civista Bancshares, Inc. 26,175
378 CNB Financial Corporation 9,892
2,308 CNO Financial Group, Inc. 98,021
199 Coinbase Global, Inc.
k
45,002
400 Colony Bankcorp, Inc. 7,128
1,641 Columbia Banking System, Inc. 45,866
794 Commerce Bancshares, Inc. 41,558
78 Community Financial System, Inc. 4,480
3,037 Community Trust Bancorp, Inc. 171,591
343 Community West Bancshares 7,718
3,197 ConnectOne Bancorp, Inc. 83,825
337 Cullen/Frost Bankers, Inc. 42,674
2,541 Customers Bancorp, Inc.
k
185,798
1,964 Donnelley Financial Solutions, Inc.
k
91,699
1,608 Dynex Capital, Inc. 22,528
1,024 East West Bancorp, Inc. 115,087
573 Eastern Bankshares, Inc. 10,560
870 Enact Holdings, Inc. 34,487
1,290 Enova International, Inc.
k
202,788
1,272 Enterprise Financial Services
Corporation 68,688
835 Equitable Holdings, Inc. 39,788
1,664 Essent Group, Ltd. 108,177
310 Euronet Worldwide, Inc.
k
23,594
507 Evercore, Inc. 172,507
1,610 F.N.B. Corporation 27,531
85 FactSet Research Systems, Inc. 24,666
1,719 Farmers National Banc
Corporation 22,897
Shares Common Stock  17.8% Value
Financials  2.3% - continued
593 Federal Agricultural Mortgage
Corporation $ 104,113
2,016 Federated Hermes, Inc. 104,973
945 Fidelity National Information
Services, Inc. 62,805
3,181 Fifth Third Bancorp 148,903
2,437 Financial Institutions, Inc. 75,961
1,317 First American Financial
Corporation 80,916
14,911 First Bancorp/Puerto Rico 309,105
466 First Bank/Hamilton, NJ 7,670
121 First Citizens BancShares, Inc./NC 259,688
2,266 First Financial Bancorp 56,695
283 First Financial Bankshares, Inc. 8,453
1,181 First Financial Corporation 71,356
115 First Hawaiian, Inc. 2,910
3,239 First Horizon Corporation 77,412
336 First Internet Bancorp 7,012
1,101 First Merchants Corporation 41,265
1,615 First Mid-Illinois Bancshares, Inc. 62,985
363 FirstCash Holdings, Inc. 57,855
3,731 Fiserv, Inc.
k
250,611
576 Flagstar Bank NA 7,252
1,167 Flushing Financial Corporation 17,703
476 Flywire Corporation
k
6,740
2,141 Franklin Resources, Inc. 51,149
2,784 Fulton Financial Corporation 53,815
2,208 Genworth Financial, Inc.
k
19,938
1,786 Glacier Bancorp, Inc. 78,673
302 Global Life, Inc. 42,238
218 Global Payments, Inc. 16,873
2,799 Great Southern Bancorp, Inc. 172,306
662 Hamilton Lane, Inc. 88,913
347 Hancock Whitney Corporation 22,097
3,491 Hanmi Financial Corporation 94,362
164 Hanover Insurance Group, Inc. 29,974
1,959 Hartford Insurance Group, Inc. 269,950
485 HBT Financial, Inc. 12,537
1,372 Heritage Financial Corporation 32,448
3,019 Hilltop Holdings, Inc. 102,465
209 Home Bancorp, Inc. 12,080
745 Home BancShares, Inc. 20,696
2,835 Hometrust Bancshares, Inc. 121,735
1,491 Horizon Bancorp, Inc. 25,287
4,885 Houlihan Lokey, Inc. 850,918
1,525 Huntington Bancshares, Inc./OH 26,459
34 Independent Bank Corporation/MA 2,485
2,132 Independent Bank Corporation/MI 69,354
14,380 Intercontinental Exchange, Inc. 2,328,985
13,057 Invesco, Ltd. 343,007
37 Jack Henry & Associates, Inc. 6,752
833 Jackson Financial, Inc. 88,839
400 Jefferies Financial Group, Inc. 24,788
24,506 JPMorgan Chase & Company 7,896,323
4,098 Kearny Financial Corporation/MD 30,366
595 KeyCorp 12,281
1,105 Ladder Capital Corporation 12,144
1,957 Lazard, Inc. 95,032
1,208 LendingClub Corporation
k
22,880
1,277 Lincoln National Corporation 56,865
99 Loews Corporation 10,426
1,028 M&T Bank Corporation 207,121
352 MarketAxess Holdings, Inc. 63,800
467 Marsh & McLennan Companies,
Inc. 86,638

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.8% Value
Financials  2.3% - continued
5,194 Mastercard, Inc. $ 2,965,151
1,018 Mercantile Bank Corporation 48,966
3,302 MetLife, Inc. 260,660
22,605 MGIC Investment Corporation 660,518
2,281 Moody's Corporation 1,165,249
16,853 Morgan Stanley 2,991,913
1,601 Morningstar, Inc. 347,913
143 MSCI, Inc. 82,043
14,878 Nasdaq, Inc. 1,445,100
960 National Bank Holdings
Corporation 36,490
1,331 NBT Bancorp, Inc. 55,263
5,288 NMI Holdings, Inc.
k
215,698
155 Northeast Bank 16,109
1,116 Northeast Community Bancorp,
Inc. 25,233
1,577 Northern Trust Corporation 215,402
2,246 Northfield Bancorp, Inc. 25,672
13,294 Northwest Bancshares, Inc. 159,528
3,851 OFG Bancorp 157,814
14,466 Old National Bancorp 322,736
10,658 Old Republic International
Corporation 486,431
8,353 Old Second Bancorp, Inc. 162,884
2,256 OneMain Holdings, Inc. 152,393
927 Orange County Bancorp, Inc. 26,466
722 Origin Bancorp, Inc. 27,154
2,940 Orrstown Financial Services, Inc. 104,135
267 Palomar Holdings, Inc.
k
35,981
17 Park National Corporation 2,587
280 Parke Bancorp, Inc. 7,011
435 Paymentus Holdings, Inc.
k
13,742
1,049 PCB Bancorp 22,711
977 Peoples Bancorp, Inc./OH 29,339
516 Peoples Financial Services
Corporation 25,134
1,516 Pinnacle Financial Partners, Inc. 144,642
129 Piper Sandler Companies 43,823
281 PNC Financial Services Group,
Inc. 58,653
2,975 Popular, Inc. 370,447
447 Principal Financial Group, Inc. 39,430
3,384 Progressive Corporation 770,604
464 Prosperity Bancshares, Inc. 32,067
911 Provident Financial Services, Inc. 17,992
707 Prudential Financial, Inc. 79,806
3,022 Radian Group, Inc. 108,762
311 Raymond James Financial, Inc. 49,943
879 Regions Financial Corporation 23,821
520 Reinsurance Group of America,
Inc. 105,799
434 RenaissanceRe Holdings, Ltd. 122,023
169 Renasant Corporation 5,952
5,384 Rithm Capital Corporation 58,686
2,115 RLI Corporation 135,318
25,177 Robinhood Markets, Inc.
k
2,847,519
1,159 S&P Global, Inc. 605,682
16,581 SEI Investments Company 1,359,974
236 Selective Insurance Group, Inc. 19,746
113 ServisFirst Bancshares, Inc. 8,112
1,833 Shore Bancshares, Inc. 32,407
293 Sierra Bancorp 9,575
2,457 Simmons First National
Corporation 46,314
1,117 South Plains Financial, Inc. 43,340
Shares Common Stock  17.8% Value
Financials  2.3% - continued
789 Southern Missouri Bancorp, Inc. $ 46,646
4,498 SouthState Bank Corporation 423,307
603 Starwood Property Trust, Inc. 10,860
198 State Street Corporation 25,544
883 StepStone Group, Inc. 56,662
3,123 Stifel Financial Corporation 391,062
2,541 Stock Yards Bancorp, Inc. 165,038
91 StoneX Group, Inc.
k
8,657
165 Synchrony Financial 13,766
1,446 Synovus Financial Corporation 72,372
113 Texas Capital Bancshares, Inc.
k
10,231
886 Third Coast Bancshares, Inc.
k
33,677
5,515 Toast, Inc.
k
195,838
562 Tompkins Financial Corporation 40,756
1,323 Towne Bank/Portsmouth, VA 44,149
3,447 TPG RE Finance Trust, Inc. 29,679
346 TPG, Inc. 22,089
2,427 Tradeweb Markets, Inc. 261,000
6,769 Triumph Financial, Inc.
k
423,942
1,177 U.S. Bancorp 62,805
447 UMB Financial Corporation 51,423
662 United Bankshares, Inc. 25,421
1,734 United Community Banks, Inc. 54,135
487 Unity Bancorp, Inc. 25,188
1,056 Univest Financial Corporation 34,573
2,167 Unum Group 167,943
2,092 Valley National Bancorp 24,435
953 Virtu Financial, Inc. 31,754
30,410 Visa, Inc. 10,665,091
1,020 Washington Trust Bancorp, Inc. 30,141
1,044 Webster Financial Corporation 65,709
19,153 Wells Fargo & Company 1,785,060
7,035 WesBanco, Inc. 233,843
601 Western Alliance Bancorp 50,526
7,296 Western Union Company 67,926
71 Willis Towers Watson plc 23,331
1,054 Wintrust Financial Corporation 147,370
2,550 WisdomTree, Inc. 31,085
103 WSFS Financial Corporation 5,690
8,231 Zions Bancorp NA 481,843
Total 75,140,523
Health Care  1.8%
1,684 4D Molecular Therapeutics, Inc.
k
12,630
10,308 AbbVie, Inc. 2,355,275
1,607 Adaptive Biotechnologies
Corporation
k
26,098
12,569 ADMA Biologics, Inc.
k
229,259
14,440 Agilent Technologies, Inc. 1,964,851
403 Agios Pharmaceuticals, Inc.
k
10,970
585 Align Technology, Inc.
k
91,348
296 Alkermes plc
k
8,282
691 Alnylam Pharmaceuticals, Inc.
k
274,776
10,158 Amgen, Inc. 3,324,815
3,178 Amneal Pharmaceuticals, Inc.
k
40,043
397 ANI Pharmaceuticals, Inc.
k
31,339
651 Anika Therapeutics, Inc.
k
6,256
1,262 Arcus Biosciences, Inc.
k
30,073
274 Argenx SE ADR
k
230,420
261 Artivion, Inc.
k
11,904
912 Aurinia Pharmaceuticals, Inc.
k
14,546
4,392 Avantor, Inc.
k
50,332
704 Azenta, Inc.
k
23,415
370 Biogen, Inc.
k
65,116
2,092 BioMarin Pharmaceutical, Inc.
k
124,328

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.8% Value
Health Care  1.8% - continued
1,897 Bio-Techne Corporation $ 111,563
24,466 Boston Scientific Corporation
k
2,332,833
1,320 BridgeBio Pharma, Inc.
k
100,967
2,643 Bruker Corporation 124,512
230 Cardinal Health, Inc. 47,265
1,185 CareDx, Inc.
k
22,325
546 Cencora, Inc. 184,411
846 Charles River Laboratories
International, Inc.
k
168,760
1,118 Cigna Group 307,707
5,801 Concentra Group Holdings Parent,
Inc. 114,164
2,193 Cooper Companies, Inc.
k
179,738
461 CorVel Corporation
k
31,196
20,153 Danaher Corporation 4,613,425
32 DaVita, Inc.
k
3,636
1,895 Denali Therapeutics, Inc.
k
31,286
2,935 Dentsply Sirona, Inc. 33,547
4,995 Dexcom, Inc.
k
331,518
483 Doximity, Inc.
k
21,387
1,367 Dyne Therapeutics, Inc.
k
26,739
719 Edwards Lifesciences Corporation
k
61,295
5,975 Elanco Animal Health, Inc.
k
135,214
9,647 Eli Lilly & Company 10,367,438
1,630 Enanta Pharmaceuticals, Inc.
k
25,705
5,692 Encompass Health Corporation 604,149
1,706 Exelixis, Inc.
k
74,774
1,825 Fate Therapeutics, Inc.
k
1,793
3,398 Fortrea Holdings, Inc.
k
58,615
472 GE HealthCare Technologies, Inc. 38,713
8,209 Gilead Sciences, Inc. 1,007,573
826 Globus Medical, Inc.
k
72,118
6,493 GoodRx Holdings, Inc.
k
17,596
1,416 Guardant Health, Inc.
k
144,630
4,385 HealthEquity, Inc.
k
401,710
981 Henry Schein, Inc.
k
74,144
55 Humana, Inc. 14,087
725 ICON plc
k
132,109
456 ICU Medical, Inc.
k
65,058
2,396 IDEXX Laboratories, Inc.
k
1,620,966
1,861 Illumina, Inc.
k
244,089
3,832 Incyte Corporation
k
378,487
2,355 Indivior plc
k
84,497
24 Insmed, Inc.
k
4,177
529 Inspire Medical Systems, Inc.
k
48,790
1,519 Insulet Corporation
k
431,761
8,166 Intuitive Surgical, Inc.
k
4,624,896
579 Ionis Pharmaceuticals, Inc.
k
45,805
386 IQVIA Holding, Inc.
k
87,008
385 Jazz Pharmaceuticals, Inc.
k
65,450
6,402 Johnson & Johnson 1,324,894
1,281 Labcorp Holdings, Inc. 321,377
1,650 LeMaitre Vascular, Inc. 133,815
1,660 Medpace Holdings, Inc.
k
932,339
28,375 Medtronic plc 2,725,702
5,656 Merck & Company, Inc. 595,351
3,078 Merit Medical Systems, Inc.
k
271,295
177 Mettler-Toledo International, Inc.
k
246,772
926 Mirum Pharmaceuticals, Inc.
k
73,145
1,060 Myriad Genetics, Inc.
k
6,519
1,446 Natera, Inc.
k
331,264
1,931 Neurocrine Biosciences, Inc.
k
273,874
232 Option Care Health, Inc.
k
7,392
1,938 Penumbra, Inc.
k
602,544
14,478 Pfizer, Inc. 360,502
Shares Common Stock  17.8% Value
Health Care  1.8% - continued
385 Prestige Consumer Healthcare,
Inc.
k
$ 23,751
2,962 Progyny, Inc.
k
76,064
766 QIAGEN NV 34,447
59 Quest Diagnostics, Inc. 10,238
1,161 REGENXBIO, Inc.
k
16,718
2,713 Repligen Corporation
k
444,552
58 ResMed, Inc. 13,970
279 Revvity, Inc. 26,993
10,958 Royalty Pharma plc 423,417
5,470 Sanofi SA ADR 265,076
682 Sotera Health Company
k
12,030
7,843 STERIS plc 1,988,357
8,065 Stevanato Group SPA
e
162,268
3,874 Stryker Corporation 1,361,595
1,449 Teleflex, Inc. 176,836
873 Tenet Healthcare Corporation
k
173,483
1,708 Thermo Fisher Scientific, Inc. 989,701
6,505 Twist Bioscience Corporation
k
206,339
1,321 UFP Technologies, Inc.
k
293,302
238 United Therapeutics Corporation
k
115,965
786 UnitedHealth Group, Inc. 259,466
442 Universal Health Services, Inc. 96,365
683 Vaxcyte, Inc.
k
31,514
1,560 Veeva Systems, Inc.
k
348,239
3,293 Vericel Corporation
k
118,581
3,128 Vertex Pharmaceuticals, Inc.
k
1,418,110
16,703 Viatris, Inc. 207,952
24 Waters Corporation
k
9,116
7,056 Waystar Holding Corporation
k
231,084
1,668 West Pharmaceutical Services,
Inc. 458,934
1,935 Xencor, Inc.
k
29,625
531 Xenon Pharmaceuticals, Inc.
k
23,799
3,434 Zimmer Biomet Holdings, Inc. 308,785
6,038 Zoetis, Inc. 759,701
Total 57,968,860
Industrials  1.5%
1,384 A.O. Smith Corporation 92,562
826 Acuity, Inc. 297,393
3,370 Advanced Drainage Systems, Inc. 488,077
243 AECOM 23,165
134 AGCO Corporation 13,979
301 Alaska Air Group, Inc.
k
15,140
11,140 Alight, Inc. 21,723
942 Allegheny Technologies, Inc.
k
108,104
947 Allegion plc 150,781
667 Allison Transmission Holdings, Inc. 65,299
5,101 Amentum Holdings, Inc.
k
147,929
8,735 AMETEK, Inc. 1,793,383
1,192 API Group Corporation
k
45,606
979 Applied Industrial Technologies,
Inc. 251,378
463 Arcosa, Inc. 49,226
1,103 Armstrong World Industries, Inc. 210,783
4,060 Atmus Filtration Technologies, Inc. 210,755
7,332 Automatic Data Processing, Inc. 1,886,010
549 Axon Enterprise, Inc.
k
311,794
150 AZZ, Inc. 16,077
1,585 Badger Infrastructure Solutions,
Ltd. 84,449
6,739 Barrett Business Services, Inc. 244,019
1,223 Brady Corporation 95,847
50 Brink's Company 5,836

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.8% Value
Industrials  1.5% - continued
66 Broadridge Financial Solutions,
Inc. $ 14,729
5,422 BWX Technologies, Inc. 937,138
1,523 Casella Waste Systems, Inc.
k
149,163
8,167 Caterpillar, Inc. 4,678,629
3,431 CECO Environmental Corporation
k
205,345
1,841 Cintas Corporation 346,237
1,522 Clean Harbors, Inc.
k
356,879
20,950 CNH Industrial NV 193,159
6,738 Copart, Inc.
k
263,793
1,041 CRA International, Inc. 208,923
760 CSW Industrials, Inc. 223,083
62,649 CSX Corporation 2,271,026
241 Cummins, Inc. 123,018
944 Curtiss-Wright Corporation 520,399
7,520 Delta Air Lines, Inc. 521,888
2,183 DNOW, Inc.
k
28,925
582 Donaldson Company, Inc. 51,600
62 Dycom Industries, Inc.
k
20,950
846 EMCOR Group, Inc. 517,574
944 Energy Recovery, Inc.
k
12,735
5,532 Enerpac Tool Group Corporation 211,544
685 EnerSys 100,524
1,205 EnPro, Inc. 258,027
1,406 ExlService Holdings, Inc.
k
59,671
930 Expeditors International of
Washington, Inc. 138,579
103,371 Fastenal Company 4,148,278
2,017 Federal Signal Corporation 219,026
2,558 Ferguson Enterprises, Inc. 569,488
6,815 Flowserve Corporation 472,825
285 Fortive Corporation 15,735
1,359 Fortune Brands Innovations, Inc. 67,977
735 Gates Industrial Corporation plc
k
15,780
253 Generac Holdings, Inc.
k
34,502
1,577 General Dynamics Corporation 530,913
4,038 General Electric Company 1,243,825
977 Genpact, Ltd. 45,704
3,440 Graco, Inc. 281,977
5,881 Great Lakes Dredge & Dock
Corporation
k
77,159
282 Griffon Corporation 20,769
1,445 Helios Technologies, Inc. 77,293
4,290 Hexcel Corporation 317,031
498 HNI Corporation 20,936
1,861 Honeywell International, Inc. 363,062
3,253 Howmet Aerospace, Inc. 666,930
30 Hubbell, Inc. 13,323
1,586 Hudson Technologies, Inc.
k
10,864
94 Huntington Ingalls Industries, Inc. 31,967
1,599 Huron Consulting Group, Inc.
k
276,483
891 ICF International, Inc. 76,002
325 IDEX Corporation 57,831
200 IES Holdings, Inc.
k
77,804
482 Ingersoll Rand, Inc. 38,184
155 Insteel Industries, Inc. 4,909
1,229 ITT Corporation 213,244
1,644 Jacobs Solutions, Inc. 217,764
1,675 JB Hunt Transport Services, Inc. 325,520
8 Johnson Controls International plc 958
690 Kirby Corporation
k
76,024
323 Knight-Swift Transportation
Holdings, Inc. 16,886
1,374 Korn Ferry 90,711
1,303 L3Harris Technologies, Inc. 382,522
Shares Common Stock  17.8% Value
Industrials  1.5% - continued
772 Leidos Holdings, Inc. $ 139,269
2,698 Limbach Holdings, Inc.
k
210,039
553 Lincoln Electric Holdings, Inc. 132,521
286 LSI Industries, Inc. 5,240
1,026 Lyft, Inc.
k
19,874
10,370 Masco Corporation 658,080
129 MasTec, Inc.
k
28,041
272 Maximus, Inc. 23,479
830 McGrath RentCorp 87,092
604 Middleby Corporation
k
89,797
1,368 Modine Manufacturing Company
k
182,642
1,577 Moog, Inc. 384,078
603 Mueller Industries, Inc. 69,224
7,512 Mueller Water Products, Inc. 178,936
1,470 Nextpower, Inc.
k
128,052
33 Nordson Corporation 7,934
9,859 NPK International, Inc.
k
117,519
4,915 nVent Electric plc 501,183
1,997 Old Dominion Freight Line, Inc. 313,130
609 Oshkosh Corporation 76,509
3,783 Otis Worldwide Corporation 330,445
392 Owens Corning, Inc. 43,869
5,510 Parker-Hannifin Corporation 4,843,070
399 Paychex, Inc. 44,760
98 Paylocity Holding Corporation
k
14,945
2,170 Pentair plc 225,984
937 Quanta Services, Inc. 395,470
678 RBC Bearings, Inc.
k
304,036
138 Regal Rexnord Corporation 19,364
2,484 Republic Services, Inc. 526,434
1,884 Robert Half, Inc. 51,169
2,267 Rockwell Automation, Inc. 882,022
44 Ryder System, Inc. 8,421
459 Science Applications International
Corporation 46,203
1,483 Sensata Technologies Holding plc 49,369
148 SkyWest, Inc.
k
14,861
2,239 Southwest Airlines Company 92,538
216 SPX Technologies, Inc.
k
43,213
371 SS&C Technologies Holdings, Inc. 32,433
1,512 Stanley Black & Decker, Inc. 112,311
487 Sterling Construction Company,
Inc.
k
149,134
408 Textron, Inc. 35,565
1,689 Timken Company 142,096
1,041 Toro Company 81,948
919 Trane Technologies plc 357,675
3,085 TransUnion 264,539
439 Trex Company, Inc.
k
15,400
27,639 Uber Technologies, Inc.
k
2,258,383
561 UL Solutions, Inc. 44,240
316 UniFirst Corporation/MA 60,956
3,334 Union Pacific Corporation 771,221
509 United Airlines Holdings, Inc.
k
56,916
242 United Rentals, Inc. 195,855
1,370 Upwork, Inc.
k
27,153
6,592 Veralto Corporation 657,750
4,500 Verisk Analytics, Inc. 1,006,605
1,486 Verra Mobility Corporation
k
33,301
2,003 Vertiv Holdings Company 324,506
325 Wabtec Corporation 69,371
1,641 Waste Management, Inc. 360,544
832 WESCO International, Inc. 203,540
2,645 Xylem, Inc. 360,196

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.8% Value
Industrials  1.5% - continued
1,421 Zurn Elkay Water Solutions
Corporation $ 66,062
Total 49,119,571
Information Technology  6.2%
2,571 Adobe, Inc.
k
899,824
12,078 Advanced Micro Devices, Inc.
k
2,586,624
2,078 Agilysys, Inc.
k
246,950
932 Akamai Technologies, Inc.
k
81,317
616 Ambarella, Inc.
k
43,637
1,723 Amkor Technology, Inc. 68,024
25,187 Amphenol Corporation 3,403,771
3,919 Analog Devices, Inc. 1,062,833
122,113 Apple, Inc. 33,197,640
4,423 Applied Materials, Inc. 1,136,667
4,813 AppLovin Corporation
k
3,243,096
14,673 Arista Networks, Inc.
k
1,922,603
175 Arrow Electronics, Inc.
k
19,281
1,915 ASGN, Inc.
k
92,246
79 Astera Labs, Inc.
k
13,142
8,419 Autodesk, Inc.
k
2,492,108
1,497 Bel Fuse, Inc. 253,936
440 Blackbaud, Inc.
k
27,861
1,623 BlackLine, Inc.
k
89,736
44,956 Broadcom, Inc. 15,559,272
2,157 Cadence Design Systems, Inc.
k
674,235
97 Calix, Inc.
k
5,134
122 Ciena Corporation
k
28,532
788 Cirrus Logic, Inc.
k
93,378
6,876 Cisco Systems, Inc. 529,658
939 Cloudflare, Inc.
k
185,124
5,685 Cognex Corporation 204,546
712 Cognizant Technology Solutions
Corporation 59,096
1,624 Coherent Corporation
k
299,742
2,762 CommScope Holding Company,
Inc.
k
50,075
235 CommVault Systems, Inc.
k
29,460
11,395 CompoSecure, Inc.
k
219,696
1,500 Corning, Inc. 131,340
1,393 Crane NXT Company 65,568
58 Credo Technology Group Holding,
Ltd.
k
8,346
58 CTS Corporation 2,486
686 CyberArk Software, Ltd.
k
305,997
957 Datadog, Inc.
k
130,142
3,453 DigitalOcean Holdings, Inc.
k
166,158
1,727 DocuSign, Inc.
k
118,127
660 Dolby Laboratories, Inc. 42,385
4,116 Dropbox, Inc.
k
114,425
7,409 Dynatrace Holdings, LLC
k
321,106
1,924 Enphase Energy, Inc.
k
61,664
415 EPAM Systems, Inc.
k
85,025
348 F5, Inc.
k
88,830
955 Fabrinet
k
434,792
52 First Solar, Inc.
k
13,584
4,930 Flex, Ltd.
k
297,871
21,077 Fortinet, Inc.
k
1,673,725
376 Freshworks, Inc.
k
4,606
914 Gen Digital, Inc. 24,852
3,256 Gitlab, Inc.
k
122,198
1,640 GoDaddy, Inc.
k
203,491
2,934 Guidewire Software, Inc.
k
589,763
3,188 Hewlett Packard Enterprise
Company 76,576
Shares Common Stock  17.8% Value
Information Technology  6.2% - continued
6,114 I3 Verticals, Inc.
k
$ 154,012
992 Impinj, Inc.
k
172,618
312 InterDigital, Inc. 99,335
9,470 International Business Machines
Corporation 2,805,109
21 Itron, Inc.
k
1,950
12,165 JFrog, Ltd.
k
759,826
2,693 Keysight Technologies, Inc.
k
547,191
627 KLA Corporation 761,855
1,490 Knowles Corporation
k
31,931
11,310 Lam Research Corporation 1,936,046
6,845 Lattice Semiconductor
Corporation
k
503,655
375 Littelfuse, Inc. 94,845
119 Lumentum Holdings, Inc.
k
43,862
74 MACOM Technology Solutions
Holdings, Inc.
k
12,675
132 Manhattan Associates, Inc.
k
22,877
3,123 Marvell Technology, Inc. 265,393
585 Microchip Technology, Inc. 37,276
10,637 Micron Technology, Inc. 3,035,906
75,998 Microsoft Corporation 36,754,153
693 MKS, Inc. 110,741
1,289 Monday.com, Ltd.
k
190,205
79 MongoDB, Inc.
k
33,155
980 Monolithic Power Systems, Inc. 888,233
3,969 Motorola Solutions, Inc. 1,521,397
2,951 Napco Security Technologies, Inc. 123,057
2,749 NetApp, Inc. 294,390
21,767 Nokia Oyj ADR 140,832
892 Novanta, Inc.
k
106,139
260,966 NVIDIA Corporation 48,670,159
1,569 NXP Semiconductors NV 340,567
464 ON Semiconductor Corporation
k
25,126
2,503 Onto Innovation, Inc.
k
395,124
17,637 Oracle Corporation 3,437,628
22,447 Palantir Technologies, Inc.
k
3,989,954
5,493 Pegasystems, Inc. 328,042
421 Plexus Corporation
k
61,887
1,053 PTC, Inc.
k
183,443
153 Q2 Holdings, Inc.
k
11,040
379 Qnity Electronics, Inc. 30,945
8,829 Qualcomm, Inc. 1,510,200
1,594 Rambus, Inc.
k
146,473
154 Rapid7, Inc.
k
2,341
68 Roper Industries, Inc. 30,269
2,675 Salesforce, Inc. 708,634
7,326 Samsung Electronics Company,
Ltd. 614,028
194 SanDisk Corporation/DE
k
46,052
97 Sanmina Corporation
k
14,557
31,285 ServiceNow, Inc.
k
4,792,549
21,347 Shopify, Inc.
k
3,436,227
1,974 Silicon Laboratories, Inc.
k
258,002
1,930 Skyworks Solutions, Inc. 122,381
1,446 Snowflake, Inc.
k
317,195
3,978 Sprout Social, Inc.
k
44,832
579 Synopsys, Inc.
k
271,968
13,951 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 4,239,569
2,954 TD SYNNEX Corporation 443,779
3,920 TE Connectivity plc 891,839
195 Teledyne Technologies, Inc.
k
99,592
662 Tenable Holdings, Inc.
k
15,577

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.8% Value
Information Technology  6.2% - continued
4,178 Teradyne, Inc. $ 808,694
5,559 Texas Instruments, Inc. 964,431
9,331 Trimble, Inc.
k
731,084
2,534 TTM Technologies, Inc.
k
174,846
46 Twilio, Inc.
k
6,543
780 Tyler Technologies, Inc.
k
354,081
1,429 Unity Software, Inc.
k
63,119
506 Varonis Systems, Inc.
k
16,597
2,683 VeriSign, Inc. 651,835
15,629 Vontier Corporation 581,086
4,368 Western Digital Corporation 752,475
1,155 Zebra Technologies Corporation
k
280,457
493 Zoom Communications, Inc.
k
42,541
90 Zscaler, Inc.
k
20,243
Total 206,278,976
Materials  0.3%
55 Air Products and Chemicals, Inc. 13,586
735 Albemarle Corporation 103,958
1,739 Alcoa Corporation 92,411
22,950 Amcor plc 191,403
364 AngloGold Ashanti plc 31,042
525 AptarGroup, Inc. 64,029
1,533 Ashland, Inc. 89,941
635 Avery Dennison Corporation 115,494
1,803 Avient Corporation 56,326
4,511 Axalta Coating Systems, Ltd.
k
145,751
1,096 Balchem Corporation 168,083
1,376 Ball Corporation 72,887
199 Celanese Corporation 8,414
18,157 CF Industries Holdings, Inc. 1,404,262
2,341 Coeur Mining, Inc.
k
41,740
831 Commercial Metals Company 57,522
7,864 Constellium SE
k
148,236
1,419 Corteva, Inc. 95,116
2,454 Crown Holdings, Inc. 252,688
1,729 DuPont de Nemours, Inc. 69,506
1,933 Eastman Chemical Company 123,383
6,772 Ecolab, Inc. 1,777,786
6,785 Element Solutions, Inc. 169,557
10,963 Freeport-McMoRan, Inc. 556,811
1,653 Greif, Inc. 111,908
1,772 Hecla Mining Company 34,005
7,037 Huntsman Corporation 70,370
630 Ingevity Corporation
k
37,283
208 International Flavors & Fragrances,
Inc. 14,017
10,843 Ivanhoe Mines, Ltd.
k
123,317
428 Kaiser Aluminum Corporation 49,160
4,506 Linde plc 1,921,313
590 Louisiana-Pacific Corporation 47,648
545 Martin Marietta Materials, Inc. 339,350
579 Minerals Technologies, Inc. 35,290
4,551 Mosaic Company 109,634
23 NewMarket Corporation 15,807
8,585 Newmont Corporation 857,212
2,649 Nucor Corporation 432,078
956 O-I Glass, Inc.
k
14,111
4,776 Orion SA 25,217
2,420 Packaging Corporation of America 499,077
662 PPG Industries, Inc. 67,829
47 Reliance, Inc. 13,577
501 Royal Gold, Inc. 111,367
661 Scotts Miracle-Gro Company 38,569
396 Sensient Technologies Corporation 37,204
Shares Common Stock  17.8% Value
Materials  0.3% - continued
1,273 Smurfit WestRock plc $ 49,227
2,585 Solstice Advanced Materials, Inc.
k
125,579
1,045 Sonoco Products Company 45,604
1,345 Steel Dynamics, Inc. 227,910
344 Stepan Company 16,292
388 Vulcan Materials Company 110,665
Total 11,430,552
Real Estate  0.3%
728 Agree Realty Corporation 52,438
1,008 Alpine Income Property Trust, Inc. 16,854
1,949 Americold Realty Trust, Inc. 25,064
477 AvalonBay Communities, Inc. 86,485
5,152 Brixmor Property Group, Inc. 135,085
508 Broadstone Net Lease, Inc. 8,824
876 CareTrust REIT, Inc. 31,676
6,772 CBRE Group, Inc.
k
1,088,870
1,372 Colliers International Group, Inc. 201,698
1,151 Compass, Inc.
k
12,166
3,265 CoStar Group, Inc.
k
219,539
3,584 Cousins Properties, Inc. 92,395
3,526 Crown Castle, Inc. 313,356
1,977 Curbline Properties Corporation 45,886
726 Cushman & Wakefield, Ltd.
k
11,754
637 Digital Realty Trust, Inc. 98,550
5,268 Easterly Government Properties,
Inc. 111,629
6,818 EPR Properties 340,218
933 Equity Lifestyle Properties, Inc. 56,549
47,566 Essential Properties Realty Trust,
Inc. 1,410,808
85 Essex Property Trust, Inc. 22,243
706 Extra Space Storage, Inc. 91,935
340 Federal Realty Investment Trust 34,272
4,153 First Industrial Realty Trust, Inc. 237,842
2,227 Getty Realty Corporation 60,953
363 Global Net Lease, Inc. 3,122
12,384 Healthcare Realty Trust, Inc. 209,909
38,354 Host Hotels & Resorts, Inc. 680,016
231 Howard Hughes Holdings, Inc.
k
18,427
4,654 Independence Realty Trust, Inc. 81,352
15,777 Industrial Logistics Properties Trust 87,405
6,345 Innovative Industrial Properties,
Inc. 300,499
3,655 InvenTrust Properties Corporation 103,107
1,146 Iron Mountain, Inc. 95,061
983 Jones Lang LaSalle, Inc.
k
330,750
928 Kimco Realty Corporation 18,811
62 Lamar Advertising Company 7,848
2,053 Macerich Company 37,898
1,910 Medical Properties Trust, Inc. 9,550
33,437 Millrose Properties, Inc. 998,763
118 National Health Investors, Inc. 9,012
2,737 NetSTREIT Corporation 48,281
272 NNN REIT, Inc. 10,779
210 Omega Healthcare Investors, Inc. 9,311
8,733 Outfront Media, Inc. 210,465
4,460 Park Hotels & Resorts, Inc. 46,652
1,549 Peakstone Realty Trust 22,228
4,076 Pebblebrook Hotel Trust 46,140
934 Postal Realty Trust, Inc. 15,075
290 RE/MAX Holdings, Inc.
k
2,201
362 Regency Centers Corporation 24,989
817 Rexford Industrial Realty, Inc. 31,634
5,019 RLJ Lodging Trust 37,392

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.8% Value
Real Estate  0.3% - continued
247 Ryman Hospitality Properties $ 23,371
22,080 Sabra Health Care REIT, Inc. 418,195
7,223 Safehold, Inc. 98,883
519 SBA Communications Corporation 100,390
18,501 Sila Realty Trust, Inc. 431,258
53 Simon Property Group, Inc. 9,811
3,297 STAG Industrial, Inc. 121,198
4,151 Summit Hotel Properties, Inc. 20,215
38,876 Tanger, Inc. 1,297,292
3,848 Terreno Realty Corporation 225,916
365 Ventas, Inc. 28,244
883 VICI Properties, Inc. 24,830
1,108 Xenia Hotels & Resorts, Inc. 15,667
285 Zillow Group, Inc., Class A
k
19,446
881 Zillow Group, Inc., Class C
k
60,102
Total 11,198,584
Utilities  0.3%
37,064 AES Corporation 531,498
1,636 Alliant Energy Corporation 106,356
1,269 American States Water Company 91,977
568 American Water Works Company,
Inc. 74,124
256 Artesian Resources Corporation 8,092
322 Avista Corporation 12,410
1,486 Black Hills Corporation 103,158
157 California Water Service Group 6,803
2,815 CenterPoint Energy, Inc. 107,927
3,299 Clearway Energy, Inc., Class A 103,655
3,590 Clearway Energy, Inc., Class C 119,403
234 Consolidated Edison, Inc. 23,241
912 Constellation Energy Corporation 322,182
96 DTE Energy Company 12,382
3,284 Duke Energy Corporation 384,918
28,100 Edison International 1,686,562
5,285 Entergy Corporation 488,493
2,497 Evergy, Inc. 181,007
1,646 Eversource Energy 110,825
2,043 Exelon Corporation 89,054
918 FirstEnergy Corporation 41,099
458 Middlesex Water Company 23,092
263 National Fuel Gas Company 21,056
3,265 New Jersey Resources
Corporation 150,582
2,567 NiSource, Inc. 107,198
766 Northwestern Energy Group, Inc. 49,438
73 OGE Energy Corporation 3,117
662 Otter Tail Corporation 53,496
35,376 PG&E Corporation 568,492
306 Pinnacle West Capital Corporation 27,142
29,342 Portland General Electric
Company 1,408,123
1,031 Spire, Inc. 85,264
55,686 UGI Corporation 2,084,327
953 Unitil Corporation 46,163
3,593 Vistra Energy Corporation 579,659
1,490 XPLR Infrastructure, LP
k
14,900
Total 9,827,215
Total Common Stock
(cost $365,607,604) 587,192,689
Shares
l
Private Equity Funds 1.3% Value
Secondary  1.3%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,k,m
$ 2,661,421
__ ASF IX, LP
*,k,m
8,965,264
__ ASF VIII Sidecar (Cayman), LP
*,k,m
542,007
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,k,m
8,742,144
__ LCP X (Offshore), LP
*,k,m
17,047,492
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,k,m
5,505,219
Total 43,463,547
Total Private Equity Funds
(cost $33,207,258) 43,463,547
Shares
Collateral Held for Securities
Loaned 0.2% Value
7,229,601 Thrivent Cash Management Trust 7,229,601
Total Collateral Held for
Securities Loaned
(cost $7,229,601) 7,229,601
Shares or
Principal
Amount Short-Term Investments 12.1% Value
Federal Home Loan Bank Discount
Notes
400,000 3.855%, 1/2/2026
n,o
399,922
100,000 3.865%, 1/9/2026
n,o
99,912
700,000 3.646%, 1/30/2026
n,o
697,952
100,000 3.790%, 2/11/2026
n,o
99,589
100,000 3.760%, 2/18/2026
n,o
99,520
2,400,000 3.540%, 2/20/2026
n,o
2,388,015
100,000 3.755%, 2/25/2026
n,o
99,452
100,000 3.530%, 3/19/2026
n,o
99,237
5,600,000 3.570%, 3/20/2026
n,o
5,556,743
Federal Home Loan Mortgage
Corporation Discount Notes
5,100,000 3.790%, 1/26/2026
n,o
5,087,072
200,000 3.780%, 2/2/2026
n,o
199,354
500,000 3.577%, 3/9/2026
n,o
496,676
300,000 3.560%, 3/12/2026
n,o
297,917
2,300,000 3.565%, 3/23/2026
n,o
2,281,559
Federal National Mortgage
Association Discount Notes
2,700,000 3.619%, 3/2/2026
n,o
2,683,896
4,500,000 3.538%, 3/18/2026
n,o
4,466,120
State Street Institutional U.S.
Government Money Market
Fund
89,772,558 3.740%
n
89,772,558
Thrivent Core Short-Term Reserve
Fund
28,372,991 4.050% 283,729,914

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  12.1% Value
U.S. Treasury Bills
500,000 3.854%, 1/8/2026
n,p
$ 499,711
100,000 3.530%, 3/19/2026
n,p
99,255
400,000 3.545%, 3/26/2026
n,p
396,756
Total Short-Term Investments
(cost $399,488,999) 399,551,130
Total Investments (cost
$2,879,582,562) 100.0% $3,298,729,930
Other Assets and Liabilities, Net
(<0.1%) (423,393)
Total Net Assets 100.0% $3,298,306,537
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $218,611,521 or
6.6% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2025.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2025.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Denotes investments purchased on a when-issued or
delayed-delivery basis.
k Non-income producing security.
l Private equity fund partnerships do not issue shares.
m Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
December 31, 2025 was $43,665,047 or 1.32% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
December 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 2,066,379
ASF IX, LP  3/18/2024 7,462,822
ASF VIII Sidecar (Cayman), LP  6/28/2024 451,613
Credit Suisse Group AG  9/5/2018 775,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 6,432,000
LCP X (Offshore), LP  10/25/2023 12,370,778
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 4,423,666
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 6,817,754
Common Stock 158,948
Total lending $6,976,702
Gross amount payable upon return of
collateral for securities loaned $7,229,601
Net amounts due to counterparty $252,899
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 482,966,797
Gross unrealized depreciation (93,113,198)
Net unrealized appreciation (depreciation) $ 389,853,599
Cost for federal income tax purposes $ 2,907,046,311
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 28,324,133 – 28,324,133 –
Basic Materials 8,301,096 – 8,301,096 –
Capital Goods 20,164,761 – 20,164,761 –
Collateralized Mortgage Obligations 78,229,732 – 78,229,732 –
Commercial Mortgage-Backed Securities 18,668,333 – 18,668,333 –
Communications Services 26,556,950 – 26,556,950 –
Consumer Cyclical 35,941,624 – 35,941,624 –
Consumer Non-Cyclical 36,506,998 – 36,506,998 –
Energy 29,710,401 – 29,710,401 –
Financials 95,271,304 – 95,271,304 –
Foreign Government 1,701,937 – 1,701,937 –
Mortgage-Backed Securities 320,391,899 – 320,391,899 –
Technology 24,707,022 – 24,707,022 –
Transportation 7,785,398 – 7,785,398 –
U.S. Government & Agencies 361,176,848 – 361,176,848 –
Utilities 23,267,591 – 23,267,591 –
Registered Investment Companies
U.S. Affiliated 957,836,008 957,836,008 – –
U.S. Unaffiliated 11,720,019 11,720,019 – –
Common Stock
Communications Services 70,358,756 70,233,673 125,083 –
Consumer Discretionary 68,800,127 68,800,127 – –
Consumer Staples 15,347,018 15,347,018 – –
Energy 11,722,507 11,722,507 – –
Financials 75,140,523 75,140,523 – –
Health Care 57,968,860 57,968,860 – –
Industrials 49,119,571 49,035,122 84,449 –
Information Technology 206,278,976 205,664,948 614,028 –
Materials 11,430,552 11,307,235 123,317 –
Real Estate 11,198,584 11,198,584 – –
Utilities 9,827,215 9,827,215 – –
Private Equity Funds
Secondary 43,463,547 – – 43,463,547
Short-Term Investments 115,821,216 89,772,558 26,048,658 –
Subtotal Investments in Securities $2,832,739,506 $1,645,574,397 $1,143,701,562 $43,463,547
Other Investments  * Total
Affiliated Short-Term Investments 283,729,914
U.S. Affiliated Registered Investment Cos. 175,030,909
Collateral Held for Securities Loaned 7,229,601
Subtotal Other Investments $465,990,424
Total Investments at Value $3,298,729,930
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Conservative Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,673,050 3,673,050 – –
Credit Default Swaps 25,750 – 25,750 –
Total Asset Derivatives $3,698,800 $3,673,050 $25,750 $–
Liability Derivatives
Futures Contracts 5,528,820 4,704,311 824,509 –
Total Liability Derivatives $5,528,820 $4,704,311 $824,509 $–
Investments in
Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation) *  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
12/31/2025
Private Equity Funds
 Secondary $24,506,441 $-  $5,814,913 $17,610,043 $(4,467,850) $- $-  $43,463,547
Total  $24,506,441 $-   $5,814,913 $17,610,043 $(4,467,850)  $- $- $43,463,547
 Investments in Securities
Ending
 Value
12/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary 43,463,547
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  43,463,547

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling $25,217,936 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 235 March 2026 $ 26,578,885 ( $ 156,072)
CBOT 2-Yr. U.S. Treasury Note 293 March 2026 61,193,135 (17,940)
CBOT 5-Yr. U.S. Treasury Note 871 March 2026 95,505,093 (300,708)
CBOT U.S. Long Bond 120 March 2026 14,000,274 (129,024)
CME E-mini Russell 2000 Index 12 March 2026 1,564,174 (65,374)
CME E-mini S&P 500 Index 905 March 2026 315,237,234 (3,351,609)
CME E-mini S&P Mid-Cap 400 Index 2 March 2026 684,488 (19,448)
CME Ultra Long Term U.S. Treasury Bond 113 March 2026 13,550,350 (216,350)
ICE mini MSCI EAFE Index 194 March 2026 27,853,998 296,372
Ultra 10-Yr. U.S. Treasury Note 165 March 2026 19,100,157 (122,578)
Total Futures Long Contracts $ 575,267,788 ( $ 4,082,731)
CME E-mini Russell 2000 Index (331) March 2026 ( $ 43,254,356) $ 1,912,456
CME E-mini S&P Mid-Cap 400 Index (192) March 2026 (65,308,063) 1,464,222
CME Euro Foreign Exchange Currency (259) March 2026 (37,822,632) (315,118)
Eurex Euro STOXX 50 Index (924) March 2026 (62,428,205) (824,509)
ICE US mini MSCI Emerging Markets Index (18) March 2026 (1,260,170) (10,090)
Total Futures Short Contracts ( $ 210,073,426) $2,226,961
Total Futures Contracts $ 365,194,362 ($1,855,770)
The following table presents Moderately Conservative Allocation Portfolio's credit default swap contracts held as of December 31, 2025.
Investments totaling $995,722 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 11,280,000) $ – $ 25,750 $ 25,750
Total Credit Default Swaps $– $25,750 $25,750
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Moderately
Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,673,050
Total Equity Contracts 3,673,050
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 25,750
Total Credit Contracts 25,750
Total Asset Derivatives $3,698,800
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 315,118
Total Foreign Exchange Contracts 315,118
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,271,030
Total Equity Contracts 4,271,030
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 942,672
Total Interest Rate Contracts 942,672
Total Liability Derivatives $5,528,820
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 42,107,346
Total Return Swaps Net realized gains/(losses) on Swap agreements (341,020)
Total Equity Contracts
41,766,326
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (4,707,953)
Total Foreign Exchange Contracts (4,707,953)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,734,425
Total Interest Rate Contracts
2,734,425
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 681,602
Total Credit Contracts
681,602
Total $40,474,400

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,171,909)
Total Foreign Exchange Contracts (1,171,909)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 8,214,481
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 420,270
Total Equity Contracts 8,634,751
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 79,615
Total Interest Rate Contracts 79,615
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 25,750
Total Credit Contracts 25,750
Total $7,568,207
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $447,677,507
Futures - Short (185,259,134)
Total Return Swaps - Short (248,125)
Interest Rate Contracts
Futures - Long 225,244,365
Futures - Short (667,184)
Foreign Exchange Contracts
Futures - Short (45,157,457)
Credit Contracts
Credit Default Swaps - Sell Protection 422,932

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $114,164 $5,902 $34,241 $94,054 10,628 2.9%
Core Emerging Markets Equity 30,782 1,312 – 41,086 3,427 1.3
Core International Equity 30,532 3,318 10 39,891 3,254 1.2
Core Low Volatility Equity 2,205 – 2,407 – – –
Core Mid Cap Value 24,667 – 24,676 – – –
Global Stock 16,609 1,896 – 20,066 1,238 0.6
High Yield 86,239 4,847 23,461 69,106 16,187 2.1
Income 246,464 9,636 77,881 184,609 20,472 5.6
International Equity 84,790 2,205 – 110,967 9,049 3.4
International Index 23,054 604 – 30,236 1,763 0.9
Large Cap Value 292,526 42,413 – 350,008 14,297 10.5
Mid Cap Stock 100,216 11,313 51,010 51,309 2,595 1.6
Mid Cap Value ETF
1
– 4,882 – 4,848 321 0.2
Short-Term Bond 141,768 5,060 42,446 106,465 10,715 3.2
Small Cap Stock 74,120 4,480 48,000 23,988 1,274 0.7
Small Cap Value ETF
2
15,398 712 9,000 6,234 235 0.2
Total U.S. Affiliated Registered Investment
Companies 1,283,534 1,132,867 34.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 502,841 190,931 410,042 283,730 28,373 8.6
Total Affiliated Short-Term Investments 502,841 283,730 8.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,346 213,408 213,524 7,230 7,230 0.2
Total Collateral Held for Securities Loaned 7,346 7,230 0.2
Total Value $1,793,721 $1,423,827
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($6,507) $14,736 $ – $5,903
Core Emerging Markets Equity – 8,992 – 1,312
Core International Equity 0 6,051 1,993 1,325
Core Low Volatility Equity 460 (258) – –
Core Mid Cap Value 2,921 (2,912) – –
Global Stock – 1,561 1,575 321
High Yield (2,694) 4,175 – 4,847
Income (9,659) 16,049 – 9,628
International Equity – 23,972 – 2,205
International Index – 6,578 – 604
Large Cap Value – 15,069 37,491 4,922
Mid Cap Stock 5,289 (14,499) 10,516 797
Mid Cap Value ETF
1
– (34) – 6
Short-Term Bond 381 1,702 – 5,060
Small Cap Stock 1,963 (8,575) 4,056 424
Small Cap Value ETF
2
861 (1,737) 577 153
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 118 (118) – 14,259
Total Income/Non Cash Income from Affiliated
Investments $51,766
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 45
Total Affiliated Income from Securities Loaned, Net $45
Total Value ($6,867) $70,752 $ 56,208
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Money Market Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 12.7%
a
Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 10,000 3.666%  $ 10,000
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
32,510,000 3.695%  32,510,000
State Street Institutional U.S.
Government Money Market Fund
21,154,564 3.740%  21,154,564
Total 53,674,564
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 47.2%
a
Value
Federal Agricultural Mortgage
Corporation
3,300,000
3.770% (SOFRRATE +
0.060%), 3/10/2026
b
3,300,000
2,850,000
3.775% (SOFRRATE +
0.065%), 5/22/2026
b
2,850,000
1,200,000
3.780% (SOFRRATE +
0.070%), 7/2/2026
b
1,200,000
2,400,000
3.810% (SOFRRATE +
0.100%), 8/14/2026
b
2,400,075
1,200,000
3.810% (SOFRRATE +
0.100%), 12/10/2026
b
1,200,000
2,750,000
3.855% (SOFRRATE +
0.145%), 1/22/2027
b
2,750,000
3,000,000
3.800% (SOFRRATE +
0.090%), 2/16/2027
b
3,000,000
1,180,000
3.830% (SOFRRATE +
0.120%), 5/12/2027
b
1,180,000
1,500,000
3.870% (SOFRRATE +
0.160%), 8/18/2027
b
1,500,000
Federal Farm Credit Bank
1,500,000
3.760% (FEDL 1M + 0.120%),
1/8/2026
b
1,500,000
2,100,000
3.855% (SOFRRATE +
0.145%), 1/12/2026
b
2,100,049
1,450,000
3.830% (SOFRRATE +
0.120%), 1/27/2026
b
1,450,000
700,000
3.800% (SOFRRATE +
0.090%), 1/28/2026
b
700,000
2,130,000
3.790% (SOFRRATE +
0.080%), 2/10/2026
b
2,130,000
1,050,000
3.800% (SOFRRATE +
0.090%), 2/12/2026
b
1,050,077
2,800,000
3.765% (SOFRRATE +
0.055%), 2/13/2026
b
2,800,000
4,200,000
3.790% (SOFRRATE +
0.080%), 2/17/2026
b
4,200,000
1,800,000
3.730% (SOFRRATE +
0.020%), 3/19/2026
b
1,800,000
1,000,000
3.725% (SOFRRATE +
0.015%), 3/30/2026
b
1,000,000
600,000
3.715% (SOFRRATE +
0.005%), 4/2/2026
b
600,000
3,300,000
3.790% (FEDL 1M + 0.150%),
4/24/2026
b
3,300,000
3,500,000
3.725% (FEDL 1M + 0.085%),
5/7/2026
b
3,500,000
1,200,000
3.715% (SOFRRATE +
0.005%), 5/20/2026
b
1,200,000
1,200,000
3.725% (SOFRRATE +
0.015%), 5/22/2026
b
1,200,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  47.2%
a
Value
$ 500,000
3.780% (SOFRRATE +
0.070%), 5/28/2026
b
$ 500,000
1,430,000
3.805% (SOFRRATE +
0.095%), 6/3/2026
b
1,430,000
1,400,000
3.830% (SOFRRATE +
0.120%), 7/10/2026
b
1,400,000
1,350,000
3.705% (FEDL 1M + 0.065%),
7/15/2026
b
1,350,000
1,000,000
3.715% (FEDL 1M + 0.075%),
8/11/2026
b
1,000,000
600,000
3.780% (SOFRRATE +
0.070%), 8/12/2026
b
600,000
1,500,000
3.735% (SOFRRATE +
0.025%), 8/14/2026
b
1,500,000
1,250,000
3.700% (FCPR DLY +
-3.050%), 9/4/2026
b
1,250,000
500,000
3.770% (SOFRRATE +
0.060%), 9/4/2026
b
500,000
600,000
3.770% (SOFRRATE +
0.060%), 9/4/2026
b
600,000
1,150,000
3.730% (SOFRRATE +
0.020%), 9/10/2026
b
1,150,000
650,000
3.775% (SOFRRATE +
0.065%), 9/18/2026
b
650,000
700,000
3.835% (SOFRRATE +
0.125%), 9/21/2026
b
700,322
1,200,000
3.770% (SOFRRATE +
0.060%), 9/22/2026
b
1,200,000
600,000
3.780% (SOFRRATE +
0.070%), 10/13/2026
b
600,000
2,400,000
3.780% (SOFRRATE +
0.070%), 10/21/2026
b
2,400,000
650,000
3.845% (SOFRRATE +
0.135%), 10/21/2026
b
650,000
1,800,000
3.650% (FCPR DLY +
-3.100%), 11/24/2026
b
1,798,518
1,000,000
3.775% (SOFRRATE +
0.065%), 11/27/2026
b
1,000,000
1,500,000
3.735% (SOFRRATE +
0.025%), 12/1/2026
b
1,500,000
1,800,000
3.790% (SOFRRATE +
0.080%), 12/2/2026
b
1,800,000
1,400,000
3.850% (SOFRRATE +
0.140%), 12/2/2026
b
1,400,000
1,100,000
3.785% (SOFRRATE +
0.075%), 12/8/2026
b
1,100,000
1,300,000
3.790% (SOFRRATE +
0.080%), 12/22/2026
b
1,300,000
1,400,000
3.800% (SOFRRATE +
0.090%), 1/12/2027
b
1,400,000
750,000
3.855% (SOFRRATE +
0.145%), 1/21/2027
b
750,000
1,800,000
3.795% (SOFRRATE +
0.085%), 1/27/2027
b
1,800,000
1,200,000
3.750% (SOFRRATE +
0.040%), 2/16/2027
b
1,200,000
1,700,000
3.805% (SOFRRATE +
0.095%), 3/5/2027
b
1,700,000
1,500,000
3.810% (SOFRRATE +
0.100%), 4/6/2027
b
1,500,000
2,600,000
3.840% (SOFRRATE +
0.130%), 4/23/2027
b
2,600,000
1,100,000
3.830% (SOFRRATE +
0.120%), 5/28/2027
b
1,100,000

Money Market Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  47.2%
a
Value
$ 800,000
3.825% (SOFRRATE +
0.115%), 6/7/2027
b
$ 800,000
1,350,000
3.785% (FEDL 1M + 0.145%),
6/23/2027
b
1,350,000
600,000
3.775% (SOFRRATE +
0.065%), 7/9/2027
b
600,000
1,400,000
3.830% (SOFRRATE +
0.120%), 7/27/2027
b
1,400,000
500,000
3.820% (SOFRRATE +
0.110%), 8/5/2027
b
500,000
1,200,000
3.825% (SOFRRATE +
0.115%), 8/27/2027
b
1,200,000
2,000,000
3.800% (FEDL 1M + 0.160%),
9/10/2027
b
2,000,000
600,000
3.830% (FEDL 1M + 0.190%),
9/29/2027
b
600,000
1,200,000
3.770% (FCPR DLY +
-2.980%), 10/14/2027
b
1,199,863
600,000
3.835% (SOFRRATE +
0.125%), 11/3/2027
b
600,000
Federal Home Loan Bank
600,000
3.710% (SOFRRATE FLAT),
1/5/2026
b
600,000
1,000,000
3.715% (SOFRRATE +
0.005%), 1/15/2026
b
1,000,000
1,350,000
3.730% (SOFRRATE +
0.020%), 1/20/2026
b
1,350,000
675,000
3.810% (SOFRRATE +
0.100%), 2/13/2026
b
675,000
2,850,000
3.700% (SOFRRATE +
-0.010%), 2/17/2026
b
2,850,000
1,350,000
3.735% (SOFRRATE +
0.025%), 2/17/2026
b
1,350,000
1,350,000
3.735% (SOFRRATE +
0.025%), 2/19/2026
b
1,350,000
2,100,000
3.840% (SOFRRATE +
0.130%), 2/20/2026
b
2,100,099
1,500,000
3.700% (SOFRRATE +
-0.010%), 2/23/2026
b
1,500,000
1,800,000
3.715% (SOFRRATE +
0.005%), 2/27/2026
b
1,800,000
2,200,000
3.700% (SOFRRATE +
-0.010%), 3/2/2026
b
2,200,000
1,200,000
3.705% (SOFRRATE +
-0.005%), 3/20/2026
b
1,200,000
1,000,000
3.710% (SOFRRATE FLAT),
3/20/2026
b
1,000,000
1,100,000
3.705% (SOFRRATE +
-0.005%), 3/24/2026
b
1,100,000
1,000,000
3.705% (SOFRRATE +
-0.005%), 3/27/2026
b
1,000,000
1,800,000
3.725% (SOFRRATE +
0.015%), 3/27/2026
b
1,800,000
1,000,000
3.770% (SOFRRATE FLAT),
4/2/2026
b
1,000,000
2,100,000
3.810% (SOFRRATE +
0.100%), 4/6/2026
b
2,100,000
1,200,000
3.820% (SOFRRATE +
0.110%), 4/10/2026
b
1,200,000
1,200,000
3.720% (SOFRRATE +
0.010%), 4/13/2026
b
1,200,000
1,400,000
3.820% (SOFRRATE +
0.110%), 4/15/2026
b
1,400,000
1,100,000
3.710% (SOFRRATE FLAT),
4/24/2026
b
1,100,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  47.2%
a
Value
$ 1,800,000
3.785% (SOFRRATE +
0.015%), 5/1/2026
b
$ 1,800,000
2,200,000
3.715% (SOFRRATE +
0.005%), 5/5/2026
b
2,200,000
4,700,000
3.715% (SOFRRATE +
0.005%), 5/11/2026
b
4,699,932
3,300,000
3.760% (SOFRRATE +
0.050%), 5/14/2026
b
3,300,000
1,200,000
3.715% (SOFRRATE +
0.005%), 5/18/2026
b
1,200,000
1,500,000
3.715% (SOFRRATE +
0.005%), 5/26/2026
b
1,500,0 00
2,200,000
3.720% (SOFRRATE +
0.010%), 6/3/2026
b
2,200,000
1,500,000
3.710% (SOFRRATE FLAT),
6/22/2026
b
1,500,000
1,300,000
3.805% (SOFRRATE +
0.035%), 7/1/2026
b
1,299,961
1,800,000
3.730% (SOFRRATE +
0.020%), 7/10/2026
b
1,800,000
1,000,000
3.825% (SOFRRATE +
0.115%), 7/16/2026
b
1,000,000
1,350,000
3.760% (SOFRRATE +
0.050%), 7/20/2026
b
1,350,000
2,900,000
3.715% (SOFRRATE +
0.005%), 7/23/2026
b
2,900,000
1,300,000
3.775% (SOFRRATE +
0.065%), 8/10/2026
b
1,300,000
750,000
3.795% (SOFRRATE +
0.085%), 11/6/2026
b
750,000
2,000,000
3.900% (SOFRRATE +
0.030%), 12/30/2026
b,c
2,000,000
500,000
3.770% (SOFRRATE +
0.060%), 1/29/2027
b
500,000
1,500,000
3.805% (SOFRRATE +
0.095%), 2/25/2027
b
1,500,000
3,500,000
3.800% (SOFRRATE +
0.090%), 3/30/2027
b
3,498,297
1,250,000
3.870% (SOFRRATE +
0.100%), 7/2/2027
b
1,250,000
2,760,000
3.840% (SOFRRATE +
0.130%), 12/8/2027
b
2,760,000
Federal Home Loan Mortgage
Corporation
800,000
3.820% (SOFRRATE +
0.110%), 3/5/2026
b
800,000
1,200,000
3.805% (SOFRRATE +
0.095%), 5/5/2027
b
1,200,000
2,400,000
3.825% (SOFRRATE +
0.115%), 5/5/2027
b
2,399,993
1,300,000
3.805% (SOFRRATE +
0.095%), 6/16/2027
b
1,299,725
1,000,000
3.850% (SOFRRATE +
0.140%), 9/22/2027
b
1,000,000
Federal National Mortgage
Association
3,800,000
3.850% (SOFRRATE +
0.140%), 12/11/2026
b
3,801,929
Resolution Funding Corporation
STRIPS Zero Coupon
2,200,000 0.000% , 1/15/2026 2,196,344
U.S. International Development
Finance Corporation
1,023,401
3.930% (T-BILL 3M FLAT),
1/7/2026
b
1,023,401

Money Market Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  47.2%
a
Value
$ 292,000
3.930% (T-BILL 3M FLAT),
1/7/2026
b
$ 292,000
2,107,241
3.930% (T-BILL 3M FLAT),
1/7/2026
b
2,107,241
609,434
3.950% (T-BILL 3M FLAT),
1/7/2026
b
609,434
914,153
3.950% (T-BILL 3M FLAT),
1/7/2026
b
914,153
212,308
4.000% (T-BILL 3M FLAT),
1/7/2026
b
212,308
2,575,596
4.000% (T-BILL 3M FLAT),
1/7/2026
b
2,575,596
161,539
4.000% (T-BILL 3M FLAT),
1/7/2026
b
161,539
1,096,154
4.000% (T-BILL 3M FLAT),
1/7/2026
b
1,096,154
594,663
4.000% (T-BILL 3M FLAT),
1/7/2026
b
594,662
1,093,538
4.000% (T-BILL 3M FLAT),
1/7/2026
b
1,093,538
1,529,820
4.000% (T-BILL 3M FLAT),
1/7/2026
b
1,529,820
1,133,200
4.000% (T-BILL 3M FLAT),
1/7/2026
b
1,133,200
281,250
4.000% (T-BILL 3M FLAT),
1/7/2026
b
281,250
244,500
4.000% (T-BILL 3M FLAT),
1/7/2026
b
244,500
1,105,000
4.000% (T-BILL 3M FLAT),
1/7/2026
b
1,105,000
400,000 4.220% , 7/17/2026 407,675
1,700,000 4.220% , 7/17/2026 1,732,618
950,000 4.091% , 8/16/2026 964,120
Total 199,548,393
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 8.6%
a
Value
Federal Agricultural Mortgage
Corporation
2,900,000 3.650% , 3/9/2026 2,880,300
Federal Farm Credit Bank
4,400,000 3.570% , 1/16/2026 4,393,455
4,100,000 3.570% , 2/3/2026 4,086,583
4,050,000 3.620% , 2/4/2026 4,036,154
1,150,000 3.600% , 2/19/2026 1,144,365
Federal Home Loan Bank
1,320,000 3.890% , 1/2/2026 1,319,857
600,000 3.550% , 1/6/2026 599,704
651,000 3.616% , 1/7/2026 650,608
2,400,000 3.860% , 1/9/2026 2,397,941
850,000 3.590% , 1/28/2026 847,711
300,000 3.800% , 2/6/2026 298,860
900,000 3.600% , 2/18/2026 895,680
3,350,000 3.585% , 2/20/2026 3,333,319
500,000 3.640% , 3/23/2026 495,905
Federal Home Loan Mortgage
Corporation
484,000 3.620% , 1/20/2026 483,075
1,100,000 3.600% , 2/4/2026 1,096,260
Federal National Mortgage
Association
2,000,000 3.860% , 1/7/2026 1,998,713
2,850,000 3.600% , 1/20/2026 2,844,585
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes)  8.6%
a
Value
$ 2,900,000 3.615% , 1/30/2026 $ 2,891,555
Total 36,694,630
Principal
Amount U.S. Treasury Debt 23.3%
a
Value
U.S. Treasury Bills
4,900,000 3.656% , 1/2/2026 4,899,502
8,700,000 3.587% , 1/6/2026 8,695,665
6,800,000 3.710% , 1/8/2026 6,795,095
5,700,000 3.563% , 1/13/2026 5,693,231
5,700,000 3.667% , 1/15/2026 5,691,871
7,900,000 3.637% , 1/20/2026 7,884,835
8,900,000 3.615% , 1/22/2026 8,881,232
2,800,000 3.513% , 1/27/2026 2,792,897
5,100,000 3.608% , 1/29/2026 5,085,689
2,900,000 3.578% , 2/3/2026 2,890,489
5,200,000 3.572% , 2/5/2026 5,181,941
5,800,000 3.599% , 2/10/2026 5,776,804
4,500,000 3.542% , 2/12/2026 4,481,402
5,800,000 3.569% , 2/17/2026 5,772,973
5,250,000 3.620% , 3/12/2026 5,213,046
2,900,000 3.555% , 3/26/2026 2,875,945
2,300,000 3.543% , 4/21/2026 2,275,104
7,800,000 3.547% , 4/28/2026 7,710,089
Total 98,597,810
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash 8.3%
a
Value
RBC Dominion Securities
35,000,000 3.800% , 1/2/2026
d
35,000,000
Total 35,000,000
Total Investments (at amortized
cost) 100.1% $423,515,397
Other Assets and Liabilities,
Net (0.1)% (294,543)
Total Net Assets 100.0% $423,220,854
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated December 31, 2025,
$35,007,389 maturing January 2, 2026, collateralized by
$35,707,538 U.S. Government or related agency securities,
0.38%-4.75%, due February 28, 2027 - May 15, 2054.

Money Market Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
FCPR DLY - Federal Reserve Bank Prime Loan Daily Rate
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Cost for federal income tax purposes $ 423,515,397
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 53,674,564 53,674,564 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 199,548,393 – 199,548,393 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 36,694,630 – 36,694,630 –
U.S. Treasury Debt 98,597,810 – 98,597,810 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 35,000,000 – 35,000,000 –
Total Investments at Amortized Cost $423,515,397 $53,674,564 $369,840,833 $–

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 84.8% Value
Asset-Backed Securities  11.2%
Anchorage Capital CLO 20, Ltd.
$ 500,000
7.084%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 499,460
Anchorage Capital CLO 21, Ltd.
400,000
5.784%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
400,336
Annisa CLO, Ltd.
225,000
5.384%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
225,053
Avis Budget Rental Car Funding
AESOP, LLC
250,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
248,765
Balboa Bay Loan Funding, Ltd.
250,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
249,630
200,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
200,088
Barings Loan Partners CLO, Ltd. 2
250,000
5.534%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
249,519
Battalion CLO XI, Ltd.
250,000
5.815%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
249,646
Battalion CLO XIV, Ltd.
250,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
249,992
Battalion CLO XXI, Ltd.
300,000
5.905%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
299,425
Business Jet Securities, LLC
210,294
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
209,090
203,654
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
205,254
CarVal CLO VI-C, Ltd.
300,000
7.570%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
300,336
College Avenue Student Loans,
LLC
42,051
5.496%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
42,416
Dryden 72 CLO, Ltd.
200,000
5.502%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
200,379
Education Funding Trust
135,111
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
130,046
Principal
Amount Long-Term Fixed Income  84.8% Value
Asset-Backed Securities  11.2% - continued
GMAC Mortgage Corporation
Loan Trust
$ 16,653
4.346%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
$ 7,694
GSAA Home Equity Trust
76,740
4.105%,  8/25/2034, Ser.
2004-10, Class M2
b
70,897
Hertz Vehicle Financing III, LLC
650,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
665,372
275,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
278,843
250,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
248,544
Hotwire Funding, LLC
300,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
305,109
HTAP Issuer Trust
399,114
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
398,707
Kennedy Lewis CLO 3, Ltd.
200,000
5.090%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
200,160
KKR Static CLO I, Ltd.
500,000
5.334%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
498,138
LCM 41, Ltd.
550,000
7.505%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
550,994
Marathon CLO, Ltd.
150,000
5.455%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
150,022
MetroNet Infrastructure Issuer, LLC
250,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
253,524
125,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
125,213
MFA Trust
341,275
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
341,753
Octagon Investment Partners 50,
Ltd.
400,000
5.905%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
400,162
OZLM XVII, Ltd.
400,000
5.884%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
399,505
Pagaya AI Debt Grantor Trust
89,971
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
90,301
165,448
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
166,194
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
92,941
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
93,400

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Asset-Backed Securities  11.2% - continued
Palmer Square Loan Funding, Ltd.
$ 500,000
6.455%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
$ 501,236
250,000
5.605%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,087
275,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
272,263
Park Blue CLO, Ltd.
150,000
6.064%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
150,511
Point Securitization Trust
189,222
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
189,966
249,948
5.750%,  9/25/2055, Ser.
2025-2, Class A1
a
249,650
PPM CLO 3, Ltd.
400,000
5.932%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
400,138
PRET, LLC
400,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
400,974
217,352
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
218,413
PRPM, LLC
275,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,d
252,132
125,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,d
124,886
Radnor Re, Ltd.
630,663
6.765%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
634,055
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
73,476
RFS Asset Securitization V, LLC
150,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
151,742
Rockford Tower CLO, Ltd.
325,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
325,013
Saxon Asset Securities Trust
120,405
2.825%,  8/25/2035, Ser.
2004-2, Class MF2
b
110,085
Sculptor CLO XXVIII, Ltd.
250,000
5.834%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
249,865
Shentel Issuer, LLC
250,000
5.640%,  12/20/2055, Ser.
2025-1A, Class A2
a
252,262
Signal Peak CLO 1, Ltd.
350,000
5.832%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
350,058
Principal
Amount Long-Term Fixed Income  84.8% Value
Asset-Backed Securities  11.2% - continued
$ 375,000
7.382%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
$ 370,560
Sunnova Hestia II Issuer, LLC
248,333
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
246,696
Symphony CLO XX, Ltd.
250,000
6.894%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
250,330
TCW CLO, Ltd.
700,000
5.658%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
700,127
Unlock HEA Trust
255,976
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
256,376
285,464
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
285,203
449,441
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
449,995
VERDE CLO, Ltd.
400,000
7.105%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
400,373
VOLT C, LLC
362,307
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
363,150
VOLT CVI, LLC
265,135
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
265,748
VOLT XCIV, LLC
141,721
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
141,759
VOLT XCIX, LLC
37,747
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
37,719
VOLT XCVII, LLC
346,110
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
346,195
Wind River CLO, Ltd.
500,000
5.734%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
500,325
Zayo Issuer, LLC
300,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
299,274
Total 19,274,609
Basic Materials  1.2%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
71,000 8.625%,  6/15/2029
a
74,846
Alumina, Pty. Ltd.
35,000 6.125%,  3/15/2030
a
36,152
Avient Corporation
31,000 6.250%,  11/1/2031
a
31,864
Carpenter Technology Corporation
26,000 5.625%,  3/1/2034
a
26,409

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Basic Materials  1.2% - continued
Cascades, Inc./Cascades USA,
Inc.
$ 68,000 6.750%,  7/15/2030
a
$ 70,635
Celanese US Holdings, LLC
12,000 6.850%,  11/15/2028 12,554
31,000 6.500%,  4/15/2030
e
31,155
27,000 6.629%,  7/15/2032 28,097
43,000 6.750%,  4/15/2033
e
42,774
Cerdia Finanz GmbH
23,000 9.375%,  10/3/2031
a
23,776
Chemours Company
56,000 4.625%,  11/15/2029
a
50,637
Cleveland-Cliffs, Inc.
66,000 4.625%,  3/1/2029
a,e
64,985
49,000 4.875%,  3/1/2031
a
47,016
33,000 7.375%,  5/1/2033
a
34,321
49,000 6.250%,  10/1/2040 42,536
CVR Partners, LP/CVR Nitrogen
Finance Corporation
37,000 6.125%,  6/15/2028
a
37,100
Eastman Chemical Company
66,000 5.000%,  8/1/2029 67,335
First Quantum Minerals, Ltd.
29,000 9.375%,  3/1/2029
a
30,537
25,000 8.625%,  6/1/2031
a
26,309
FMC Corporation
27,000 8.450%,  11/1/2055
b
21,371
Fortescue Treasury, Pty. Ltd.
25,000 5.875%,  4/15/2030
a
25,709
Glencore Funding, LLC
54,000 4.000%,  3/27/2027
a
53,946
Hecla Mining Company
36,000 7.250%,  2/15/2028 36,227
INEOS Finance plc
147,000 7.500%,  4/15/2029
a,e
127,696
LYB International Finance III, LLC
16,000 5.125%,  1/15/2031 16,059
Magnera Corporation
33,000 7.250%,  11/15/2031
a
32,395
Mercer International, Inc.
63,000 5.125%,  2/1/2029
e
40,180
Methanex Corporation
51,000 5.250%,  12/15/2029 51,465
11,000 5.650%,  12/1/2044 9,833
Methanex US Operations, Inc.
43,000 6.250%,  3/15/2032
a
44,276
Mineral Resources, Ltd.
83,000 9.250%,  10/1/2028
a
87,109
14,000 7.000%,  4/1/2031
a
14,599
Mosaic Company
85,000 4.600%,  11/15/2030 85,168
Novelis Corporation
38,000 4.750%,  1/30/2030
a
36,708
65,000 3.875%,  8/15/2031
a
59,245
Olin Corporation
43,000 6.625%,  4/1/2033
a
42,676
Olympus Water US Holding
Corporation
32,000 7.250%,  2/15/2033
a
32,158
Principal
Amount Long-Term Fixed Income  84.8% Value
Basic Materials  1.2% - continued
Peabody Energy Corporation,
Convertible
$ 35,000 3.250%,  3/1/2028 $ 58,713
Qnity Electronics, Inc.
92,000 5.750%,  8/15/2032
a
94,065
Smurfit Kappa Treasury, ULC
56,000 5.777%,  4/3/2054 56,260
SNF Group SACA
96,000 3.375%,  3/15/2030
a
89,709
Solstice Advanced Materials, Inc.
36,000 5.625%,  9/30/2033
a
36,317
Steel Dynamics, Inc.
29,000 5.250%,  5/15/2035 29,657
SunCoke Energy, Inc.
35,000 4.875%,  6/30/2029
a
32,498
Taseko Mines, Ltd.
104,000 8.250%,  5/1/2030
a
110,472
WR Grace Holdings, LLC
34,000 6.625%,  8/15/2032
a
34,434
Total 2,137,983
Capital Goods  3.1%
Advanced Drainage Systems, Inc.
84,000 6.375%,  6/15/2030
a
85,896
AECOM
75,000 6.000%,  8/1/2033
a
76,864
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
39,000 7.000%,  5/21/2030
a
40,705
Amphenol Corporation
75,000 5.300%,  11/15/2055 71,649
Amrize Finance US, LLC
39,000 5.400%,  4/7/2035 40,219
Amsted Industries, Inc.
10,000 4.625%,  5/15/2030
a
9,804
86,000 6.375%,  3/15/2033
a
88,579
AptarGroup, Inc.
22,000 4.750%,  3/30/2031 22,155
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
21,000 6.250%,  1/30/2031
a
21,478
Array Technologies, Inc.,
Convertible
34,000 1.000%,  12/1/2028 30,787
37,000 2.875%,  7/1/2031
a
53,372
ATI, Inc.
57,000 7.250%,  8/15/2030 60,219
Axon Enterprise, Inc.
37,000 6.125%,  3/15/2030
a
38,197
37,000 6.250%,  3/15/2033
a
38,492
Axon Enterprise, Inc., Convertible
24,000 0.500%,  12/15/2027 60,348
Boeing Company
36,000 6.858%,  5/1/2054 40,433
63,000 3.250%,  3/1/2028 61,833
76,000 5.150%,  5/1/2030 78,091
17,000 6.528%,  5/1/2034 18,808
Bombardier, Inc.
69,000 7.250%,  7/1/2031
a
73,530

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Capital Goods  3.1% - continued
$ 139,000 7.000%,  6/1/2032
a
$ 146,873
20,000 6.750%,  6/15/2033
a
21,140
Brundage-Bone Concrete
Pumping Holdings, Inc.
31,000 7.500%,  2/1/2032
a
31,636
Builders FirstSource, Inc.
100,000 5.000%,  3/1/2030
a
99,707
17,000 4.250%,  2/1/2032
a
16,188
40,000 6.750%,  5/15/2035
a
41,821
BWX Technologies, Inc.,
Convertible
113,000 Zero Coupon,  11/1/2030
a
107,689
Canpack SA/Canpack US, LLC
87,000 3.875%,  11/15/2029
a
83,239
Carrier Global Corporation
85,000 2.722%,  2/15/2030 80,024
Chart Industries, Inc.
41,000 7.500%,  1/1/2030
a
42,732
Clean Harbors, Inc.
25,000 6.375%,  2/1/2031
a
25,728
Clydesdale Acquisition Holdings,
Inc.
29,000 6.625%,  4/15/2029
a
29,506
35,000 6.875%,  1/15/2030
a
35,875
40,000 6.750%,  4/15/2032
a
41,131
Deere & Company
30,000 5.700%,  1/19/2055 31,007
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
a
112,483
EquipmentShare.com, Inc.
48,000 9.000%,  5/15/2028
a
49,881
16,000 8.625%,  5/15/2032
a
16,900
ESAB Corporation
41,000 6.250%,  4/15/2029
a
42,157
Fluor Corporation, Convertible
54,000 1.125%,  8/15/2029 61,517
GFL Environmental, Inc.
94,000 4.000%,  8/1/2028
a
92,722
Greenbrier Companies, Inc.,
Convertible
33,000 2.875%,  4/15/2028 35,452
Herc Holdings, Inc.
80,000 6.625%,  6/15/2029
a
83,048
50,000 7.000%,  6/15/2030
a
52,621
8,000 5.750%,  3/15/2031
a
8,119
45,000 7.250%,  6/15/2033
a
47,717
8,000 6.000%,  3/15/2034
a
8,107
Honeywell International, Inc.
69,000 5.250%,  3/1/2054 65,212
Howmet Aerospace, Inc.
25,000 4.550%,  11/15/2032 25,111
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 62,400
JBT Marel Corporation,
Convertible
38,000 0.250%,  5/15/2026 38,806
55,000 0.375%,  9/15/2030
a
56,952
John Deere Capital Corporation
16,000 5.150%,  9/8/2033 16,771
Lockheed Martin Corporation
42,000 5.200%,  2/15/2064 38,907
Principal
Amount Long-Term Fixed Income  84.8% Value
Capital Goods  3.1% - continued
Martin Marietta Materials, Inc.
$ 34,000 5.150%,  12/1/2034 $ 34,690
Mirion Technologies, Inc.,
Convertible
43,000 0.250%,  6/1/2030
a
53,234
39,000 Zero Coupon,  10/1/2031
a
42,120
Mueller Water Products, Inc.
33,000 4.000%,  6/15/2029
a
32,091
Nesco Holdings II, Inc.
29,000 5.500%,  4/15/2029
a
28,567
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
82,930
Northrop Grumman Corporation
65,000 5.200%,  6/1/2054 60,763
21,000 4.700%,  3/15/2033 21,204
OI European Group BV
104,000 4.750%,  2/15/2030
a
100,632
Owens-Brockway Glass Container,
Inc.
40,000 6.625%,  5/13/2027
a
40,142
Patrick Industries, Inc., Convertible
26,000 1.750%,  12/1/2028 44,122
Quikrete Holdings, Inc.
158,000 6.375%,  3/1/2032
a
164,459
QXO Building Products, Inc.
60,000 6.750%,  4/30/2032
a
62,665
Republic Services, Inc.
38,000 5.000%,  12/15/2033 39,289
Resideo Funding, Inc.
65,000 6.500%,  7/15/2032
a
66,530
Reworld Holding Corporation
47,000 4.875%,  12/1/2029
a
45,175
Roller Bearing Company of
America, Inc.
26,000 4.375%,  10/15/2029
a
25,581
RTX Corporation
44,000 5.750%,  1/15/2029 46,021
200,000 4.500%,  6/1/2042 180,792
Sealed Air Corporation/Sealed Air
Corporation (US)
79,000 6.125%,  2/1/2028
a
80,312
Smyrna Ready Mix Concrete, LLC
89,000 8.875%,  11/15/2031
a
95,197
Spirit AeroSystems, Inc.
111,000 4.600%,  6/15/2028 111,129
SRM Escrow Issuer, LLC
45,000 6.000%,  11/1/2028
a
45,208
Standard Building Solutions, Inc.
85,000 6.250%,  8/1/2033
a
86,831
34,000 5.875%,  3/15/2034
a
34,099
Standard Industries, Inc./NY
49,000 4.750%,  1/15/2028
a
48,868
49,000 3.375%,  1/15/2031
a
44,893
Synergy Infrastructure Holdings,
LLC
26,000 7.875%,  12/1/2030
a
26,955
Textron, Inc.
63,000 3.650%,  3/15/2027 62,670
Trane Technologies Financing, Ltd.
40,000 5.100%,  6/13/2034 40,947

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Capital Goods  3.1% - continued
TransDigm, Inc.
$ 116,000 7.125%,  12/1/2031
a
$ 121,913
146,000 6.625%,  3/1/2032
a
151,901
120,000 6.000%,  1/15/2033
a
122,816
9,000 6.250%,  1/31/2034
a
9,339
52,000 6.750%,  1/31/2034
a
54,168
United Rentals North America, Inc.
49,000 4.875%,  1/15/2028 49,004
120,000 4.000%,  7/15/2030 116,325
51,000 5.375%,  11/15/2033
a
50,964
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 21,405
WESCO Distribution, Inc.
52,000 6.375%,  3/15/2029
a
53,699
36,000 6.625%,  3/15/2032
a
37,590
Total 5,397,878
Collateralized Mortgage Obligations  12.7%
A&D Mortgage Trust
166,825
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
168,890
183,507
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
185,557
383,953
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
385,435
ACRA Trust
317,901
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
319,759
Archwest Mortgage Trust
275,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,d
275,337
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,d
478,885
Banc of America Alternative Loan
Trust
73,546
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 66,333
Banc of America Mortgage
Securities Trust
58,811
5.583%,  9/25/2035, Ser.
2005-H, Class 3A1
b
56,113
Bear Stearns ARM Trust
72,507
5.721%,  1/25/2034, Ser.
2003-8, Class 5A
b
63,793
16,374
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
15,849
Bellemeade Re, Ltd.
275,000
6.374%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
276,625
CAFL Issuer, LLC
305,999
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
290,374
CFST Mortgage Trust
300,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
302,788
ChaseFlex Trust
144,332
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 94,830
Principal
Amount Long-Term Fixed Income  84.8% Value
Collateralized Mortgage Obligations  12.7% -
continued
CHNGE Mortgage Trust
$ 182,994
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
$ 180,291
90,857
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
90,986
368,959
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
367,751
Citigroup Mortgage Loan Trust,
Inc.
145,194
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 144,147
233,036
5.126%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
210,498
Countrywide Alternative Loan Trust
62,558
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 51,601
95,733
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 75,685
39,514
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 27,090
25,209
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 19,967
CSMC Trust
180,826
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
160,274
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
87,855
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 76,856
Federal Home Loan Mortgage
Corporation - REMIC
268,965
7.874%,  (SOFR30A +
4.000%), 1/25/2026, Ser.
5567, Class MB
b
274,412
78,787
4.000%,  1/25/2051, Ser.
5249, Class LA 78,279
300,000
5.250%,  2/25/2055, Ser.
5508, Class AY 302,800
1,481,011
1.500%,  3/25/2051, Ser.
5092, Class IC
f
130,070
250,000
5.250%,  3/25/2055, Ser.
5519, Class CL 248,997
250,000
5.000%,  5/25/2055, Ser.
5537, Class KM 244,999
219,650
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 178,803
300,000
5.000%,  9/25/2054, Ser.
5473, Class HL 301,977
2,996,704
1.500%,  12/25/2050, Ser.
5107, Class IO
f
289,842
329,002
2.000%,  12/25/2050, Ser.
5051, Class WI
f
43,319
26,273
3.000%,  5/15/2027, Ser.
4046, Class GI
f
256
49,452
3.000%,  7/15/2027, Ser.
4084, Class NI
f
766
176,605
3.500%,  10/15/2032, Ser.
4119, Class KI
f
12,707
130,346
3.000%,  4/15/2033, Ser.
4203, Class DI
f
4,686

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Collateralized Mortgage Obligations  12.7% -
continued
Federal Home Loan Mortgage
Corporation STRIPS
$ 248,938
3.500%,  8/15/2035, Ser.
345, Class C8
f
$ 22,183
Federal National Mortgage
Association - REMIC
300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 298,296
350,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 342,348
200,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 195,527
348,690
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
46,599
33,289
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
438
40,179
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
446
132,193
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
2,027
65,005
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
903
32,110
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
463
86,445
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
1,106
75,412
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
1,181
81,086
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
1,722
163,035
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
10,981
First Horizon Alternative Mortgage
Securities Trust
20,343
5.176%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
19,131
Flagstar Mortgage Trust
231,390
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
202,167
467,957
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
391,073
176,641
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
160,535
GCAT Trust
427,194
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
438,958
200,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
199,917
165,787
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
157,610
296,794
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
302,266
GMAC Mortgage Corporation
Loan Trust
21,433
Zero Coupon,  5/25/2035,
Ser. 2005-AR2, Class 4A
b
19,184
GMACM Mortgage Loan Trust
13,762
3.693%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
11,246
GS Mortgage-Backed Securities
Trust
168,256
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
169,145
Principal
Amount Long-Term Fixed Income  84.8% Value
Collateralized Mortgage Obligations  12.7% -
continued
Home Equity Asset Trust
$ 285,120
5.166%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
$ 277,804
Home RE, Ltd.
272,512
8.465%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
279,398
HOMES Trust
175,000
6.956%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
174,672
IndyMac IMJA Mortgage Loan
Trust
81,640
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 30,682
IndyMac INDA Mortgage Loan
Trust
431,765
3.629%,  8/25/2036, Ser.
2006-AR1, Class A1
b
330,465
J.P. Morgan Mortgage Trust
171,475
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
148,374
150,000
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,d
149,540
235,816
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
235,099
29,290
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 30,573
22,408
5.586%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
21,682
LHOME Mortgage Trust
200,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
200,392
200,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
200,744
275,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
276,850
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
201,797
375,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
376,830
Long Beach Mortgage Loan Trust
303,964
5.346%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
321,321
MASTR Alternative Loans Trust
32,982
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 28,148
Merrill Lynch Alternative Note
Asset Trust
164,749
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 51,527
MFA Trust
200,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
200,761
Morgan Stanley Residential
Mortgage Loan Trust
235,008
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
236,448

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Collateralized Mortgage Obligations  12.7% -
continued
MortgageIT Securities Corporation
Mortgage Loan Trust
$ 417,064
4.306%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
$ 366,777
NYMT Loan Trust
401,552
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
403,103
200,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
200,585
375,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
378,371
PMT Loan Trust
355,633
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
362,191
250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
256,177
225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
224,821
PRET, LLC
200,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
200,419
PRKCM Trust
46,495
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
46,546
116,797
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
118,146
PRPM Trust
200,000
6.208%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
199,307
275,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
278,842
PRPM, LLC
182,179
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
180,116
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
288,123
347,466
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
347,604
400,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
400,237
293,160
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
293,707
279,778
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,d
280,189
RCO IX Mortgage, LLC
176,201
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
176,765
197,040
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
197,114
Residential Accredit Loans, Inc.
Trust
95,537
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 85,305
77,280
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 61,872
49,724
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 42,523
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
403,907
Principal
Amount Long-Term Fixed Income  84.8% Value
Collateralized Mortgage Obligations  12.7% -
continued
Saluda Grade Alternative
Mortgage Trust
$ 200,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
$ 201,432
350,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
352,054
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
400,897
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
351,618
Triangle Re, Ltd.
99,259
7.274%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
100,020
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
350,667
Verus Securitization Trust
282,313
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
284,774
296,664
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
262,817
164,524
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
148,882
184,738
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
184,120
Vontive Mortgage Trust
150,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
152,396
Washington Mutual Mortgage
Pass-Through Certificates
78,756
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 69,208
Total 21,917,818
Commercial Mortgage-Backed Securities  1.5%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
238,981
BANK
3,954,110
0.414%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
85,655
1,396,262
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
65,617
400,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
394,038
BBCMS Mortgage Trust
1,984,168
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
122,565
250,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
255,091
COLT Mortgage Loan Trust
175,000
5.924%,  9/25/2069, Ser.
2024-INV3, Class M1
a,b
175,953
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
195,760
HTAP Issuer Trust
325,339
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
325,515

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Commercial Mortgage-Backed Securities  1.5%
- continued
Progress Residential Trust
$ 350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
$ 345,903
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
253,760
Velocity Commercial Capital Loan
Trust
173,742
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
178,330
Total 2,637,168
Communications Services  3.6%
AMC Networks, Inc.
69,000 10.250%,  1/15/2029
a
72,354
American Tower Corporation
41,000 1.450%,  9/15/2026 40,252
68,000 5.500%,  3/15/2028 69,963
35,000 5.800%,  11/15/2028 36,538
63,000 3.800%,  8/15/2029 62,030
40,000 5.000%,  1/31/2030 40,958
87,000 4.900%,  3/15/2030 88,856
AT&T, Inc.
70,000 5.700%,  3/1/2057 67,080
113,000 6.050%,  8/15/2056 113,664
175,000 3.550%,  9/15/2055 116,487
Bell Telephone Company of
Canada
30,000 7.000%,  9/15/2055
b
31,525
43,000 5.100%,  5/11/2033 43,616
Cable One, Inc., Convertible
41,000 Zero Coupon,  3/15/2026
e
40,385
CCO Holdings, LLC/CCO Holdings
Capital Corporation
94,000 6.375%,  9/1/2029
a
95,292
143,000 4.750%,  3/1/2030
a
136,572
85,000 4.500%,  8/15/2030
a
80,028
21,000 4.250%,  2/1/2031
a
19,296
181,000 4.750%,  2/1/2032
a
165,424
53,000 4.250%,  1/15/2034
a,e
45,065
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
50,000 6.700%,  12/1/2055 47,939
48,000 6.550%,  6/1/2034 50,484
Comcast Corporation
77,000 6.050%,  5/15/2055
e
76,051
109,000 5.650%,  6/1/2054 102,144
70,000 3.400%,  4/1/2030 67,889
Crown Castle, Inc.
50,000 4.900%,  9/1/2029 50,776
Deluxe Corporation
61,000 8.125%,  9/15/2029
a
64,262
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 168,020
DIRECTV Financing, LLC
20,000 8.875%,  2/1/2030
a
20,269
54,000 8.875%,  2/1/2030
a
54,637
Principal
Amount Long-Term Fixed Income  84.8% Value
Communications Services  3.6% - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 113,000 5.875%,  8/15/2027
a
$ 113,663
41,000 10.000%,  2/15/2031
a
41,904
FiberCop SPA
117,000 6.000%,  9/30/2034
a
110,839
Frontier Communications
Holdings, LLC
73,000 5.875%,  10/15/2027
a
73,236
Getty Images, Inc.
35,000 10.500%,  11/15/2030
a
35,289
Gray Media, Inc.
29,000 10.500%,  7/15/2029
a
31,185
28,000 7.250%,  8/15/2033
a
28,611
Iliad Holding SAS
54,000 8.500%,  4/15/2031
a
58,117
43,000 7.000%,  4/15/2032
a
44,318
Level 3 Financing, Inc.
22,000 3.625%,  1/15/2029
a,e
20,304
40,000 4.875%,  6/15/2029
a,e
38,900
86,000 6.875%,  6/30/2033
a
88,002
84,000 7.000%,  3/31/2034
a
86,568
34,000 8.500%,  1/15/2036
a
34,815
McGraw-Hill Education, Inc.
147,000 5.750%,  8/1/2028
a
147,759
Meta Platforms, Inc.
95,000 5.550%,  8/15/2064 88,121
61,000 5.625%,  11/15/2055 58,546
61,000 5.500%,  11/15/2045 59,232
Nexstar Media, Inc.
66,000 4.750%,  11/1/2028
a
65,521
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
52,000 4.625%,  3/15/2030
a,e
50,760
Paramount Global
62,000 6.375%,  3/30/2062
b
57,560
Rogers Communications, Inc.
35,000 5.250%,  3/15/2082
a,b
34,985
31,000 7.000%,  4/15/2055
b
32,432
30,000 7.125%,  4/15/2055
b
31,590
29,000 5.000%,  2/15/2029 29,550
Scripps Escrow II, Inc.
28,000 3.875%,  1/15/2029
a,e
25,764
Sinclair Television Group, Inc.
20,000 8.125%,  2/15/2033
a
20,889
Sirius XM Radio, LLC
29,000 5.000%,  8/1/2027
a
29,071
34,000 4.000%,  7/15/2028
a
33,237
60,000 4.125%,  7/1/2030
a,e
57,064
40,000 3.875%,  9/1/2031
a
36,837
Snap, Inc.
37,000 6.875%,  3/15/2034
a
38,096
Snap, Inc., Convertible
22,000 0.125%,  3/1/2028 19,939
73,000 0.500%,  5/1/2030 63,656
Sprint Capital Corporation
118,000 6.875%,  11/15/2028 126,629
65,000 8.750%,  3/15/2032 78,608
Take-Two Interactive Software, Inc.
37,000 5.600%,  6/12/2034 38,617

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Communications Services  3.6% - continued
TELUS Corporation
$ 80,000 6.625%,  10/15/2055
b
$ 81,635
T-Mobile USA, Inc.
35,000 5.500%,  1/15/2055 33,149
87,000 5.250%,  6/15/2055 79,254
70,000 3.375%,  4/15/2029 68,224
29,000 5.125%,  5/15/2032 29,843
55,000 4.950%,  11/15/2035 54,681
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
84,000 4.750%,  4/15/2028
a
83,484
Univision Communications, Inc.
20,000 8.000%,  8/15/2028
a
20,713
115,000 4.500%,  5/1/2029
a,e
110,467
73,000 7.375%,  6/30/2030
a
74,201
41,000 8.500%,  7/31/2031
a
42,830
Verizon Communications, Inc.
16,000 6.000%,  11/30/2065 15,791
65,000 4.780%,  2/15/2035 63,997
68,000 5.250%,  4/2/2035 69,114
64,000 5.000%,  1/15/2036 63,457
125,000 5.401%,  7/2/2037
a
126,339
Viasat, Inc.
44,000 5.625%,  4/15/2027
a
43,937
Virgin Media Finance plc
68,000 5.000%,  7/15/2030
a
59,949
Virgin Media Secured Finance plc
141,000 5.500%,  5/15/2029
a
138,907
Virgin Media Vendor Financing
Notes IV DAC
58,000 5.000%,  7/15/2028
a
56,905
Vodafone Group plc
74,000 5.125%,  6/4/2081
b
58,077
62,000 7.000%,  4/4/2079
b
65,677
VZ Secured Financing BV
82,000 5.000%,  1/15/2032
a
74,206
WarnerMedia Holdings, Inc.
36,000 5.141%,  3/15/2052 23,719
159,000 4.054%,  3/15/2029 153,880
41,000 4.279%,  3/15/2032 35,991
134,000 5.050%,  3/15/2042 94,302
Windstream Services, LLC
44,000 7.500%,  10/15/2033
a
45,105
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
57,000 8.250%,  10/1/2031
a
59,837
Zegona Finance plc
72,000 8.625%,  7/15/2029
a
76,369
Ziggo BV
56,000 4.875%,  1/15/2030
a
52,933
Total 6,155,043
Consumer Cyclical  4.5%
1011778 B.C., ULC/New Red
Finance, Inc.
73,000 4.375%,  1/15/2028
a
72,540
80,000 5.625%,  9/15/2029
a
81,455
Adient Global Holdings, Ltd.
29,000 8.250%,  4/15/2031
a,e
30,493
Principal
Amount Long-Term Fixed Income  84.8% Value
Consumer Cyclical  4.5% - continued
$ 42,000 7.500%,  2/15/2033
a,e
$ 43,346
ADT Security Corporation
57,000 4.875%,  7/15/2032
a
55,209
Advance Auto Parts, Inc.
56,000 7.000%,  8/1/2030
a
56,297
21,000 7.375%,  8/1/2033
a
21,083
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
61,000 4.625%,  6/1/2028
a
60,166
40,000 4.625%,  6/1/2028
a
39,356
Allison Transmission, Inc.
33,000 3.750%,  1/30/2031
a
31,073
American Axle & Manufacturing,
Inc.
68,000 5.000%,  10/1/2029
e
65,503
36,000 6.375%,  10/15/2032
a
36,665
36,000 7.750%,  10/15/2033
a
36,669
American Honda Finance
Corporation
44,000 4.900%,  1/10/2034 44,203
Asbury Automotive Group, Inc.
66,000 5.000%,  2/15/2032
a
64,139
Ashton Woods USA, LLC/Ashton
Woods Finance Company
94,000 4.625%,  8/1/2029
a
89,619
Aston Martin Capital Holdings, Ltd.
75,000 10.000%,  3/31/2029
a
69,806
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
48,000 9.500%,  7/1/2032
a
45,871
Beach Acquisition Bidco, LLC
33,000 10.000%,  7/15/2033
a
36,425
Belron UK Finance plc
54,000 5.750%,  10/15/2029
a
55,144
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 37,746
Block Financial, LLC
83,000 5.375%,  9/15/2032 83,535
Boyd Gaming Corporation
62,000 4.750%,  6/15/2031
a
60,573
Brightstar Lottery plc
97,000 5.250%,  1/15/2029
a
96,780
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
34,000 5.750%,  1/15/2033
a
33,756
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
39,000 4.875%,  2/15/2030
a
36,327
Burlington Stores, Inc., Convertible
28,000 1.250%,  12/15/2027 41,468
Caesars Entertainment, Inc.
64,000 6.500%,  2/15/2032
a
65,563
47,000 6.000%,  10/15/2032
a,e
45,705
Carnival Corporation
35,000 5.125%,  5/1/2029
a
35,388
98,000 5.750%,  8/1/2032
a
100,576
26,000 6.125%,  2/15/2033
a
26,847
Carvana Company
74,080 9.000%,  6/1/2031
a
83,594

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Consumer Cyclical  4.5% - continued
CBRE Services, Inc.
$ 57,000 4.900%,  1/15/2033 $ 57,274
Churchill Downs, Inc.
32,000 4.750%,  1/15/2028
a
31,881
77,000 6.750%,  5/1/2031
a
79,843
Cracker Barrel Old Country Store,
Inc., Convertible
6,000 1.750%,  9/15/2030
a
4,510
Cushman & Wakefield US
Borrower, LLC
25,000 6.750%,  5/15/2028
a
25,133
Dana, Inc.
79,000 4.500%,  2/15/2032
e
75,833
DraftKings Holdings, Inc.,
Convertible
101,000 Zero Coupon,  3/15/2028 92,264
Dream Finders Homes, Inc.
54,000 6.875%,  9/15/2030
a
54,305
eG Global Finance plc
25,000 12.000%,  11/30/2028
a
27,172
Expedia Group, Inc.
80,000 5.400%,  2/15/2035 82,057
Expedia Group, Inc., Convertible
28,000 Zero Coupon,  2/15/2026 31,234
EZCORP, Inc., Convertible
22,000 3.750%,  12/15/2029
a
40,821
Ford Motor Company, Convertible
59,000 Zero Coupon,  3/15/2026 61,272
Ford Motor Credit Company, LLC
80,000 2.900%,  2/10/2029 75,180
67,000 7.122%,  11/7/2033 71,962
Forestar Group, Inc.
72,000 6.500%,  3/15/2033
a
73,429
FORVIA SE
57,000 8.000%,  6/15/2030
a
61,041
34,000 6.750%,  9/15/2033
a
35,108
Gap, Inc.
36,000 3.625%,  10/1/2029
a
34,109
24,000 3.875%,  10/1/2031
a
22,183
Garrett Motion Holdings, Inc./
Garrett LX I SARL
70,000 7.750%,  5/31/2032
a
74,401
General Motors Company
63,000 5.350%,  4/15/2028 64,536
General Motors Financial
Company, Inc.
14,000 5.750%,  9/30/2027
b,g
13,826
20,000 5.800%,  6/23/2028 20,725
45,000 5.800%,  1/7/2029 46,917
108,000 4.900%,  10/6/2029 109,711
14,000 5.700%,  9/30/2030
b,g
14,057
14,000 5.750%,  2/8/2031 14,725
26,000 5.625%,  4/4/2032 27,072
58,000 5.950%,  4/4/2034 60,701
Genting New York, LLC/GENNY
Capital, Inc.
26,000 7.250%,  10/1/2029
a
26,665
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
40,000 11.500%,  8/15/2029
a
41,888
31,000 8.750%,  1/15/2032
a
29,765
Principal
Amount Long-Term Fixed Income  84.8% Value
Consumer Cyclical  4.5% - continued
Goodyear Tire & Rubber Company
$ 50,000 4.875%,  3/15/2027 $ 50,082
43,000 5.000%,  7/15/2029 42,486
Group 1 Automotive, Inc.
26,000 6.375%,  1/15/2030
a
26,754
Hilton Domestic Operating
Company, Inc.
86,000 4.875%,  1/15/2030 86,290
25,000 4.000%,  5/1/2031
a
23,934
141,000 3.625%,  2/15/2032
a
130,888
38,000 5.750%,  9/15/2033
a
38,890
Home Depot, Inc.
39,000 5.300%,  6/25/2054 37,304
39,000 5.400%,  6/25/2064 37,272
66,000 3.250%,  4/15/2032 62,131
Hyundai Capital America
33,000 5.500%,  3/30/2026
a
33,106
63,000 3.000%,  2/10/2027
a
62,288
30,000 6.500%,  1/16/2029
a
31,759
Jacobs Entertainment, Inc.
111,000 6.750%,  2/15/2029
a
108,763
K Hovnanian Enterprises, Inc.
27,000 8.000%,  4/1/2031
a
27,555
KB Home
73,000 4.800%,  11/15/2029 72,709
L Brands, Inc.
75,000 6.625%,  10/1/2030
a
76,680
58,000 6.875%,  11/1/2035 58,677
Las Vegas Sands Corporation
23,000 5.900%,  6/1/2027 23,459
33,000 5.625%,  6/15/2028 33,835
Lennar Corporation
76,000 5.200%,  7/30/2030 78,133
Life Time, Inc.
61,000 6.000%,  11/15/2031
a
62,495
Light & Wonder International, Inc.
36,000 7.250%,  11/15/2029
a
36,974
Lindblad Expeditions, LLC
37,000 7.000%,  9/15/2030
a
38,598
Lithia Motors, Inc.
18,000 4.625%,  12/15/2027
a
17,973
Live Nation Entertainment, Inc.
56,000 4.750%,  10/15/2027
a
56,114
Live Nation Entertainment, Inc.,
Convertible
30,000 3.125%,  1/15/2029 43,590
32,000 2.875%,  1/15/2030 33,616
38,000 2.875%,  10/15/2031
a
37,335
Macy's Retail Holdings, LLC
19,000 7.375%,  8/1/2033
a
20,139
Marriott International, Inc./MD
39,000 4.900%,  4/15/2029 39,870
33,000 5.100%,  4/15/2032 33,984
Marriott Ownership Resorts, Inc.
145,000 6.500%,  10/1/2033
a
139,099
Marriott Vacations Worldwide
Corporation, Convertible
50,000 3.250%,  12/15/2027 47,500
Match Group Holdings II, LLC
42,000 4.125%,  8/1/2030
a
39,753
34,000 6.125%,  9/15/2033
a
34,407

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Consumer Cyclical  4.5% - continued
Mattamy Group Corporation
$ 42,000 6.000%,  12/15/2033
a
$ 41,627
McDonald's Corporation
40,000 4.950%,  8/14/2033 41,262
Melco Resorts Finance, Ltd.
97,000 5.375%,  12/4/2029
a
96,011
83,000 7.625%,  4/17/2032
a
87,300
34,000 6.500%,  9/24/2033
a
34,087
Meritage Homes Corporation
66,000 5.650%,  3/15/2035
e
67,431
Meritage Homes Corporation,
Convertible
19,000 1.750%,  5/15/2028 18,686
MGM Resorts International
46,000 6.125%,  9/15/2029 47,273
Michaels Companies, Inc.
27,000 5.250%,  5/1/2028
a
25,957
Millrose Properties, Inc.
47,000 6.375%,  8/1/2030
a
48,092
24,000 6.250%,  9/15/2032
a
24,216
Muvico, LLC
29,681
9.000%,PIK 6.000%,
2/19/2029
a,e,h
32,195
NCL Corporation, Ltd.
54,000 5.875%,  1/15/2031
a
53,796
79,000 6.750%,  2/1/2032
a
80,890
45,000 6.250%,  9/15/2033
a
44,981
New Home Company, Inc.
39,000 8.500%,  11/1/2030
a
40,164
Nissan Motor Acceptance
Company, LLC
70,000 5.625%,  9/29/2028
a
70,197
70,000 6.125%,  9/30/2030
a
70,010
Nissan Motor Company, Ltd.
61,000 4.810%,  9/17/2030
a
57,493
PetSmart, LLC/PetSmart Finance
Corporation
53,000 7.500%,  9/15/2032
a
53,937
Phinia, Inc.
37,000 6.625%,  10/15/2032
a
38,311
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
43,837
89,000 9.750%,  4/15/2029
a
99,543
37,000 8.125%,  12/15/2029
a,b,g
38,109
Raven Acquisition Holdings, LLC
44,000 6.875%,  11/15/2031
a
45,335
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
22,000 4.625%,  4/16/2029
a
19,608
S&S Holdings, LLC
39,000 8.375%,  10/1/2031
a
37,371
Service Corporation International/
US
50,000 3.375%,  8/15/2030 46,755
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
25,000 5.375%,  4/15/2027 24,904
Principal
Amount Long-Term Fixed Income  84.8% Value
Consumer Cyclical  4.5% - continued
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
$ 25,000 6.625%,  5/1/2032
a,e
$ 25,210
Staples, Inc.
46,000 10.750%,  9/1/2029
a
45,732
Taylor Morrison Communities, Inc.
26,000 5.750%,  11/15/2032
a
26,751
Tenneco, Inc.
90,000 8.000%,  11/17/2028
a
90,288
Toyota Motor Credit Corporation
30,000 4.800%,  1/5/2034 30,585
Uber Technologies, Inc.
80,000 4.800%,  9/15/2034 79,977
70,000 4.800%,  9/15/2035 69,630
Uber Technologies, Inc.,
Convertible
30,000 Zero Coupon,  5/15/2028
a
29,217
44,000 0.875%,  12/1/2028 57,068
Vail Resorts, Inc.
27,000 5.625%,  7/15/2030
a
27,439
VICI Properties, LP/VICI Note
Company, Inc.
152,000 5.750%,  2/1/2027
a
153,706
Victra Holdings, LLC/Victra
Finance Corporation
25,000 8.750%,  9/15/2029
a
26,375
Viking Cruises, Ltd.
85,000 5.875%,  10/15/2033
a
86,314
Wayfair, LLC
27,000 7.250%,  10/31/2029
a
28,179
34,000 6.750%,  11/15/2032
a
34,955
Wynn Macau, Ltd.
50,000 6.750%,  2/15/2034
a
50,643
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
106,000 7.125%,  2/15/2031
a
114,701
Yum! Brands, Inc.
120,000 4.750%,  1/15/2030
a
120,095
ZF North America Capital, Inc.
44,000 6.750%,  4/23/2030
a
43,479
Total 7,758,684
Consumer Non-Cyclical  4.8%
1261229 B.C., Ltd.
74,000 10.000%,  4/15/2032
a
76,961
AbbVie, Inc.
86,000 5.500%,  3/15/2064 83,492
125,000 4.500%,  5/14/2035 122,674
48,000 5.350%,  3/15/2044 47,435
Acadia Healthcare Company, Inc.
49,000 7.375%,  3/15/2033
a,e
49,490
AdaptHealth, LLC
159,000 4.625%,  8/1/2029
a
154,092
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
44,000 4.625%,  1/15/2027
a
43,958
166,000 3.500%,  3/15/2029
a
159,425
17,000 5.500%,  3/31/2031
a
17,179

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Consumer Non-Cyclical  4.8% - continued
$ 17,000 6.250%,  3/15/2033
a
$ 17,476
35,000 5.750%,  3/31/2034
a
35,142
Altria Group, Inc.
35,000 6.200%,  11/1/2028 36,963
Amgen, Inc.
46,000 5.150%,  3/2/2028 47,076
Amneal Pharmaceuticals, LLC
19,000 6.875%,  8/1/2032
a
20,070
Anheuser-Busch InBev Worldwide,
Inc.
193,000 5.450%,  1/23/2039 199,804
BAT Capital Corporation
40,000 6.343%,  8/2/2030 43,263
43,000 7.750%,  10/19/2032 50,226
Bausch + Lomb Corporation
34,000 8.375%,  10/1/2028
a
35,487
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 48,635
63,000 2.823%,  5/20/2030 59,382
BellRing Brands, Inc.
32,000 7.000%,  3/15/2030
a
33,084
Bio-Rad Laboratories, Inc.
50,000 3.300%,  3/15/2027 49,544
Bristol-Myers Squibb Company
30,000 5.750%,  2/1/2031 32,088
10,000 5.900%,  11/15/2033 10,927
Bunge, Ltd. Finance Corporation
60,000 3.200%,  4/21/2031 56,459
30,000 4.650%,  9/17/2034 29,435
Cargill, Inc.
29,000 5.375%,  10/23/2055
a
27,910
88,000 2.125%,  11/10/2031
a
77,936
138,000 5.125%,  2/11/2035
a
141,816
Cencora, Inc.
66,000 5.150%,  2/15/2035 67,456
Central Garden & Pet Company
56,000 4.125%,  10/15/2030
e
53,672
Champ Acquisition Corporation
29,000 8.375%,  12/1/2031
a
31,323
Chefs' Warehouse, Inc.,
Convertible
30,000 2.375%,  12/15/2028 45,486
CHS/Community Health Systems,
Inc.
22,000 6.000%,  1/15/2029
a
21,994
39,000 6.875%,  4/15/2029
a
34,710
62,000 10.875%,  1/15/2032
a
67,669
75,000 9.750%,  1/15/2034
a
78,775
Cigna Group
30,000 5.600%,  2/15/2054 29,093
51,000 2.400%,  3/15/2030 47,333
86,000 4.875%,  9/15/2032 87,119
82,000 5.250%,  1/15/2036 83,476
Coca-Cola Company
36,000 5.300%,  5/13/2054 35,339
Conagra Brands, Inc.
78,000 5.750%,  8/1/2035
e
79,649
Concentra Health Services, Inc.
25,000 6.875%,  7/15/2032
a
26,145
Constellation Brands, Inc.
29,000 4.800%,  1/15/2029 29,467
Principal
Amount Long-Term Fixed Income  84.8% Value
Consumer Non-Cyclical  4.8% - continued
$ 84,000 3.150%,  8/1/2029 $ 80,904
28,000 4.900%,  5/1/2033 28,129
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
16,000 5.600%,  1/15/2031
a
16,146
CVS Health Corporation
76,000 6.050%,  6/1/2054 75,562
107,000 6.750%,  12/10/2054
b
111,748
33,000 4.300%,  3/25/2028 33,109
100,000 4.780%,  3/25/2038 94,391
116,000 6.000%,  6/1/2044 116,570
DaVita, Inc.
23,000 3.750%,  2/15/2031
a
21,249
72,000 6.875%,  9/1/2032
a
74,950
39,000 6.750%,  7/15/2033
a
40,439
Edgewell Personal Care Company
55,000 5.500%,  6/1/2028
a
55,057
Eli Lilly & Company
66,000 5.000%,  2/9/2054 61,653
34,000 5.500%,  2/12/2055 34,029
60,000 4.550%,  10/15/2032 60,831
Embecta Corporation
66,000 6.750%,  2/15/2030
a
64,951
Encompass Health Corporation
66,000 4.500%,  2/1/2028 65,885
Endo Finance Holdings, Inc.
51,000 8.500%,  4/15/2031
a
53,904
Energizer Holdings, Inc.
63,000 6.000%,  9/15/2033
a
60,430
Envista Holdings Corporation,
Convertible
17,000 1.750%,  8/15/2028 16,299
General Mills, Inc.
18,000 4.950%,  3/29/2033 18,261
Genmab AS/Genmab Finance,
LLC
85,000 6.250%,  12/15/2032
a
87,112
Gilead Sciences, Inc.
30,000 5.250%,  10/15/2033 31,525
Grifols SA
20,000 4.750%,  10/15/2028
a
19,752
HCA, Inc.
55,000 5.950%,  9/15/2054 54,334
55,000 5.250%,  3/1/2030 56,778
58,000 4.600%,  11/15/2032 57,475
70,000 5.750%,  3/1/2035 73,473
HLF Financing SARL, LLC/
Herbalife International, Inc.
36,000 12.250%,  4/15/2029
a
38,871
49,000 4.875%,  6/1/2029
a
46,017
Insulet Corporation
24,000 6.500%,  4/1/2033
a
25,017
Integer Holdings Corporation,
Convertible
16,000 2.125%,  2/15/2028 18,008
78,000 1.875%,  3/15/2030
a
71,994
IQVIA, Inc.
78,000 6.250%,  6/1/2032
a
81,504
Jazz Investments I, Ltd.,
Convertible
46,000 2.000%,  6/15/2026 53,176

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Consumer Non-Cyclical  4.8% - continued
$ 44,000 3.125%,  9/15/2030 $ 58,564
Jazz Securities DAC
45,000 4.375%,  1/15/2029
a
44,384
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
49,000 3.625%,  1/15/2032 45,853
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
73,000 6.375%,  4/15/2066
a
72,684
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
63,000 5.950%,  4/20/2035
a
66,244
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
53,000 9.000%,  2/15/2029
a
55,634
Kenvue, Inc.
110,000 4.850%,  5/22/2032 112,483
Kraft Heinz Foods Company
45,000 6.750%,  3/15/2032 49,640
60,000 5.400%,  3/15/2035 61,644
29,000 5.000%,  6/4/2042 26,610
Kroger Company
42,000 4.500%,  1/15/2029 42,541
Lamb Weston Holdings, Inc.
43,000 4.375%,  1/31/2032
a
40,965
LCI Industries, Convertible
45,000 3.000%,  3/1/2030
a
53,212
LifePoint Health, Inc.
34,000 9.875%,  8/15/2030
a
36,608
68,000 11.000%,  10/15/2030
a
74,571
Mars, Inc.
7,000 5.650%,  5/1/2045
a
7,056
Medline Borrower, LP/Medline Co-
Issuer, Inc.
51,000 6.250%,  4/1/2029
a
52,722
Medtronic Global Holdings SCA
39,000 4.500%,  3/30/2033 39,080
Merck & Company, Inc.
85,000 5.550%,  12/4/2055 83,864
Mozart Debt Merger Sub, Inc.
80,000 3.875%,  4/1/2029
a
78,105
114,000 5.250%,  10/1/2029
a
114,616
Newell Brands, Inc.
52,000 6.375%,  9/15/2027 52,283
69,000 6.625%,  9/15/2029 68,749
33,000 6.375%,  5/15/2030
e
32,227
18,000 6.625%,  5/15/2032
e
17,463
34,000 7.500%,  4/1/2046 28,373
Novartis Capital Corporation
121,000 4.700%,  9/18/2054 107,864
Organon & Company/Organon
Foreign Debt Co-Issuer BV
110,000 5.125%,  4/30/2031
a,e
91,101
Performance Food Group, Inc.
76,000 4.250%,  8/1/2029
a
74,304
Perrigo Finance Unlimited
Company
93,000 4.900%,  6/15/2030 89,967
Principal
Amount Long-Term Fixed Income  84.8% Value
Consumer Non-Cyclical  4.8% - continued
Pfizer, Inc.
$ 34,000 4.500%,  11/15/2032 $ 34,078
Philip Morris International, Inc.
70,000 4.875%,  2/15/2028 71,344
43,000 5.625%,  11/17/2029 45,205
43,000 5.750%,  11/17/2032 45,956
39,000 5.250%,  2/13/2034 40,311
Post Holdings, Inc.
76,000 4.625%,  4/15/2030
a
74,006
133,000 4.500%,  9/15/2031
a
126,090
51,000 6.500%,  3/15/2036
a
51,069
Post Holdings, Inc., Convertible
58,000 2.500%,  8/15/2027 62,408
Prime Healthcare Services, Inc.
75,000 9.375%,  9/1/2029
a
78,750
Radiology Partners, Inc.
27,000 8.500%,  7/15/2032
a
28,205
Roche Holdings, Inc.
52,000 5.218%,  3/8/2054
a
50,386
68,000 2.076%,  12/13/2031
a
60,153
Royalty Pharma plc
40,000 5.150%,  9/2/2029 41,107
36,000 5.200%,  9/25/2035 36,182
Simmons Foods, Inc.
56,000 4.625%,  3/1/2029
a
53,953
Spectrum Brands, Inc.,
Convertible
36,000 3.375%,  6/1/2029 34,002
Star Parent, Inc.
63,000 9.000%,  10/1/2030
a
67,234
Stryker Corporation
50,000 5.200%,  2/10/2035 51,338
Surgery Center Holdings, Inc.
34,000 7.250%,  4/15/2032
a
34,390
Sysco Corporation
42,000 5.950%,  4/1/2030 44,539
Takeda Pharmaceutical Company,
Ltd.
95,000 5.650%,  7/5/2054 93,163
75,000 5.000%,  11/26/2028 76,750
Tenet Healthcare Corporation
166,000 5.125%,  11/1/2027 166,371
108,000 4.375%,  1/15/2030 105,967
52,000 5.500%,  11/15/2032
a
52,713
US Acute Care Solutions, LLC
48,000 9.750%,  5/15/2029
a
48,356
Whirlpool Corporation
32,000 6.500%,  6/15/2033 31,031
Winnebago Industries, Inc.,
Convertible
45,000 3.250%,  1/15/2030 42,187
Wyeth, LLC
106,000 6.500%,  2/1/2034 118,966
Zoetis, Inc.
56,000 5.600%,  11/16/2032 59,465
Total 8,230,754

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Energy  4.1%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 92,000 5.375%,  6/15/2029
a
$ 92,002
APA Corporation
59,000 4.375%,  10/15/2028
e
58,875
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
a
55,316
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
50,000 5.875%,  6/30/2029
a
50,131
39,000 6.625%,  7/15/2033
a
40,367
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
80,000 7.000%,  7/15/2029
a
83,433
Boardwalk Pipelines, LP
82,000 5.375%,  2/15/2036 82,407
BP Capital Markets America, Inc.
61,000 4.812%,  2/13/2033 61,776
80,000 5.227%,  11/17/2034 82,530
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,g
50,737
37,000 6.450%,  12/1/2033
b,g
39,324
Buckeye Partners, LP
75,000 4.500%,  3/1/2028
a
74,519
53,000 6.875%,  7/1/2029
a
55,131
California Resources Corporation
60,000 8.250%,  6/15/2029
a
62,759
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 42,088
41,000 3.250%,  1/31/2032 37,762
52,000 5.950%,  6/30/2033 55,139
Cheniere Energy, Inc.
28,000 5.650%,  4/15/2034 29,047
Civitas Resources, Inc.
25,000 8.375%,  7/1/2028
a
25,760
113,000 8.750%,  7/1/2031
a
117,226
CNX Resources Corporation
71,000 6.000%,  1/15/2029
a
71,478
CNX Resources Corporation,
Convertible
33,000 2.250%,  5/1/2026 94,413
Columbia Pipelines Holding
Company, LLC
34,000 6.055%,  8/15/2026
a
34,312
77,000 6.042%,  8/15/2028
a
80,021
Comstock Resources, Inc.
55,000 6.750%,  3/1/2029
a
54,890
90,000 5.875%,  1/15/2030
a
87,539
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
70,000 5.500%,  6/15/2031
a
69,252
Crescent Energy Finance, LLC
59,000 7.750%,  7/31/2029
a
58,888
47,000 7.625%,  4/1/2032
a
45,568
59,000 7.875%,  4/15/2032
a
58,132
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
113,000 8.625%,  3/15/2029
a
118,443
39,000 7.375%,  6/30/2033
a
39,797
Principal
Amount Long-Term Fixed Income  84.8% Value
Energy  4.1% - continued
Diamond Foreign Asset Company/
Diamond Finance, LLC
$ 45,000 8.500%,  10/1/2030
a
$ 47,670
Diamondback Energy, Inc.
82,000 5.750%,  4/18/2054 77,493
Eastern Energy Gas Holdings, LLC
75,000 5.800%,  1/15/2035 79,191
Enbridge, Inc.
45,000 7.375%,  1/15/2083
b
46,198
57,000 7.625%,  1/15/2083
b
61,860
51,000 5.950%,  4/5/2054 51,627
22,000 5.700%,  3/8/2033 23,172
Energy Transfer, LP
91,000 6.500%,  2/15/2056
b
90,699
31,000 5.950%,  5/15/2054 29,377
32,000 8.000%,  5/15/2054
b
34,159
36,000 6.050%,  9/1/2054 34,622
15,000 7.125%,  5/15/2030
b,g
15,359
28,000 6.400%,  12/1/2030 30,246
Enterprise Products Operating,
LLC
76,000 5.550%,  2/16/2055 73,652
Excelerate Energy, LP
20,000 8.000%,  5/15/2030
a
21,135
Genesis Energy LP/Genesis
Energy Finance Corporation
80,000 8.875%,  4/15/2030 84,186
68,000 7.875%,  5/15/2032 70,884
Harvest Midstream I, LP
69,000 7.500%,  9/1/2028
a
70,032
Hess Midstream Operations, LP
98,000 4.250%,  2/15/2030
a
95,852
Hilcorp Energy I, LP/Hilcorp
Finance Company
102,000 5.750%,  2/1/2029
a
100,916
50,000 6.000%,  4/15/2030
a
48,585
36,000 6.250%,  4/15/2032
a
33,890
Howard Midstream Energy
Partners, LLC
45,000 7.375%,  7/15/2032
a
47,483
58,000 6.625%,  1/15/2034
a
59,585
ITT Holdings, LLC
108,000 6.500%,  8/1/2029
a
103,642
Kinder Morgan, Inc.
94,000 5.950%,  8/1/2054 93,387
Kodiak Gas Services, LLC
36,000 6.500%,  10/1/2033
a
36,764
18,000 6.750%,  10/1/2035
a
18,508
MPLX, LP
84,000 4.800%,  2/15/2031 84,882
21,000 5.000%,  3/1/2033 21,099
25,000 5.500%,  6/1/2034 25,505
Nabors Industries, Inc.
79,000 9.125%,  1/31/2030
a
82,599
51,000 7.625%,  11/15/2032
a
50,127
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
43,000 8.125%,  2/15/2029
a
44,632
65,000 8.375%,  2/15/2032
a
67,312
Noble Finance II, LLC
51,000 8.000%,  4/15/2030
a
52,985

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Energy  4.1% - continued
Northern Oil and Gas, Inc.
$ 60,000 8.750%,  6/15/2031
a
$ 60,576
Northern Oil and Gas, Inc.,
Convertible
81,000 3.625%,  4/15/2029 78,043
Occidental Petroleum Corporation
70,000 8.875%,  7/15/2030 80,941
ONEOK, Inc.
86,000 5.700%,  11/1/2054 80,146
42,000 5.650%,  11/1/2028 43,620
78,000 4.750%,  10/15/2031 78,414
Ovintiv, Inc.
63,000 7.200%,  11/1/2031 69,551
PBF Holding Company, LLC/PBF
Finance Corporation
88,000 6.000%,  2/15/2028 87,163
Permian Resources Operating,
LLC
40,000 6.250%,  2/1/2033
a
41,031
Phillips 66 Company
26,000 6.200%,  3/15/2056
b
25,893
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 57,059
Prairie Acquiror, LP
61,000 9.000%,  8/1/2029
a
63,405
Precision Drilling Corporation
59,000 6.875%,  1/15/2029
a
59,664
Rockies Express Pipeline, LLC
66,000 4.950%,  7/15/2029
a
65,856
Santos Finance, Ltd.
32,000 5.750%,  11/13/2035
a
31,822
Saturn Oil & Gas, Inc.
24,000 9.625%,  6/15/2029
a,e
23,662
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
a
27,122
SESI, LLC
35,000 7.875%,  9/30/2030
a
34,455
SM Energy Company
41,000 6.500%,  7/15/2028
e
41,443
34,000 7.000%,  8/1/2032
a
33,424
South Bow USA Infrastructure
Holdings, LLC
30,000 5.584%,  10/1/2034 30,297
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
50,000 5.875%,  3/1/2027 50,043
Sunoco, LP
59,000 7.000%,  5/1/2029
a
61,534
72,000 5.875%,  3/15/2034
a
71,994
Sunoco, LP/Sunoco Finance
Corporation
64,000 5.875%,  3/15/2028 64,156
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
35,000 5.500%,  1/15/2028
a
35,019
76,000 7.375%,  2/15/2029
a
78,551
90,000 6.750%,  3/15/2034
a
89,998
Principal
Amount Long-Term Fixed Income  84.8% Value
Energy  4.1% - continued
Talos Production, Inc.
$ 22,000 9.000%,  2/1/2029
a
$ 22,850
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 115,703
TGNR Intermediate Holdings, LLC
51,000 5.500%,  10/15/2029
a
50,502
TotalEnergies Capital SA
102,000 5.488%,  4/5/2054 98,626
TransCanada Trust
40,000 5.875%,  8/15/2076
b
40,049
Transocean International, Ltd.
51,750 8.750%,  2/15/2030
a
54,074
UGI Corporation, Convertible
18,000 5.000%,  6/1/2028 25,506
USA Compression Partners, LP/
USA Compression Finance
Corporation
90,000 7.125%,  3/15/2029
a
93,160
54,000 6.250%,  10/1/2033
a
54,647
Valaris, Ltd.
27,000 8.375%,  4/30/2030
a
28,093
Venture Global LNG, Inc.
188,000 8.125%,  6/1/2028
a
190,426
132,000 9.000%,  9/30/2029
a,b,g
104,244
73,000 8.375%,  6/1/2031
a
72,593
85,000 9.875%,  2/1/2032
a
87,811
Venture Global Plaquemines LNG,
LLC
26,000 6.125%,  12/15/2030
a
26,477
35,000 6.500%,  1/15/2034
a
35,848
26,000 6.500%,  6/15/2034
a
26,566
40,000 7.750%,  5/1/2035
a
43,798
81,000 6.750%,  1/15/2036
a
82,968
Western Midstream Operating, LP
60,000 4.800%,  3/1/2031 59,975
Williams Companies, Inc.
65,000 4.900%,  3/15/2029 66,355
42,000 2.600%,  3/15/2031 38,343
23,000 5.600%,  3/15/2035 23,920
Total 7,025,793
Financials  11.1%
Acrisure, LLC/Acrisure Finance,
Inc.
15,000 4.250%,  2/15/2029
a
14,628
17,000 7.500%,  11/6/2030
a
17,708
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
25,000 6.950%,  3/10/2055
b
26,196
Agree, LP
34,000 5.625%,  6/15/2034 35,541
Air Lease Corporation
52,000 4.650%,  6/15/2026
b,g
51,291
52,000 3.125%,  12/1/2030 48,187
Aircastle, Ltd.
51,000 5.250%,  6/15/2026
a,b,g
50,747
51,000 2.850%,  1/26/2028
a
49,553
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
51,000 4.250%,  10/15/2027
a
50,676
64,000 6.750%,  4/15/2028
a
65,163

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Financials  11.1% - continued
$ 69,000 7.000%,  1/15/2031
a
$ 71,586
Ally Financial, Inc.
112,000 4.700%,  5/15/2026
b,g
110,862
138,000 8.000%,  11/1/2031 156,631
30,000 6.700%,  2/14/2033 31,354
American Express Company
35,000 3.550%,  9/15/2026
b,g
34,518
American Homes 4 Rent, LP
36,000 4.950%,  6/15/2030 36,720
American International Group, Inc.
76,000 5.125%,  3/27/2033 78,161
Americold Realty Operating
Partnership, LP
61,000 5.600%,  5/15/2032 61,413
Ameriprise Financial, Inc.
85,000 5.200%,  4/15/2035 86,782
AmWINS Group, Inc.
42,000 6.375%,  2/15/2029
a
43,193
55,000 4.875%,  6/30/2029
a
54,089
Aon North America, Inc.
66,000 5.750%,  3/1/2054 65,665
Apollo Debt Solutions BDC
71,000 6.700%,  7/29/2031 74,918
Ares Capital Corporation
35,000 5.875%,  3/1/2029 35,904
Ares Strategic Income Fund
138,000 5.450%,  9/9/2028
a
139,154
Arthur J. Gallagher & Company
49,000 5.750%,  7/15/2054 48,173
Avolon Holdings Funding, Ltd.
62,000 5.750%,  3/1/2029
a
64,110
83,000 5.375%,  5/30/2030
a
85,208
42,000 4.700%,  1/30/2031
a
41,730
Azorra Finance, Ltd.
110,000 7.750%,  4/15/2030
a
116,151
Bank of America Corporation
55,000 6.125%,  4/27/2027
b,g
55,819
89,000 4.376%,  4/27/2028
b
89,355
60,000 5.819%,  9/15/2029
b
62,585
202,000 3.974%,  2/7/2030
b
200,863
80,000 5.162%,  1/24/2031
b
82,588
149,000 2.687%,  4/22/2032
b
136,730
62,000 2.572%,  10/20/2032
b
55,918
92,000 2.972%,  2/4/2033
b
84,134
164,000 5.425%,  8/15/2035
b
167,727
45,000 3.846%,  3/8/2037
b
42,378
Bank of Montreal
46,000 3.088%,  1/10/2037
b
41,398
Bank of New York Mellon
Corporation
39,000 4.596%,  7/26/2030
b
39,709
50,000 5.950%,  12/20/2030
b,g
50,764
30,000 6.474%,  10/25/2034
b
33,561
Bank of Nova Scotia
38,000 6.875%,  10/27/2085
b
38,960
Barclays plc
50,000 5.501%,  8/9/2028
b
51,084
64,000 4.972%,  5/16/2029
b
65,061
54,000 6.224%,  5/9/2034
b
58,066
35,000 7.119%,  6/27/2034
b
39,190
Principal
Amount Long-Term Fixed Income  84.8% Value
Financials  11.1% - continued
BlackRock Funding, Inc.
$ 35,000 5.250%,  3/14/2054 $ 33,544
Blackstone Private Credit Fund
90,000 5.600%,  11/22/2029 90,848
62,000 5.050%,  9/10/2030 61,058
Blackstone Reg Finance
Company, LLC
16,000 4.950%,  2/15/2036 15,883
Blue Owl Credit Income
Corporation
68,000 4.700%,  2/8/2027 67,732
Blue Owl Technology Finance
Corporation
84,000 6.100%,  3/15/2028
a
84,499
18,000 6.750%,  4/4/2029
e
18,410
Boston Properties, LP, Convertible
25,000 2.000%,  10/1/2030
a
24,138
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 79,693
Brookfield Asset Management,
Ltd.
11,000 6.077%,  9/15/2055 11,244
Brookfield Finance, Inc.
51,000 5.813%,  3/3/2055 50,312
Brown & Brown, Inc.
27,000 6.250%,  6/23/2055 28,075
23,000 5.550%,  6/23/2035 23,583
Burford Capital Global Finance,
LLC
120,000 9.250%,  7/1/2031
a
123,553
38,000 7.500%,  7/15/2033
a
36,262
Capital Automotive REIT
380,000
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
370,510
Capital One Financial Corporation
60,000 3.950%,  9/1/2026
b,e,g
59,279
69,000 3.273%,  3/1/2030
b
66,954
22,000 6.700%,  11/29/2032 24,347
Charles Schwab Corporation
58,000 4.000%,  6/1/2026
b,g
57,646
41,000 6.136%,  8/24/2034
b
44,689
82,000 4.914%,  11/14/2036
b
81,449
CHL Mortgage Pass-Through Trust
13,389
6.219%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
13,215
68,538
6.000%,  4/25/2037, Ser.
2007-3, Class A18 30,620
Citadel, LP
49,000 6.375%,  1/23/2032
a
52,006
Citigroup, Inc.
83,000 1.462%,  6/9/2027
b
82,048
98,000 3.070%,  2/24/2028
b
96,878
27,000 7.375%,  5/15/2028
b,g
28,326
23,000 7.625%,  11/15/2028
b,g
24,116
168,000 4.075%,  4/23/2029
b
167,885
32,000 7.125%,  8/15/2029
b,g
32,991
30,000 6.950%,  2/15/2030
b,g
30,929
63,000 6.875%,  8/15/2030
b,g
65,464
50,000 6.625%,  2/15/2031
b,g
50,814
112,000 4.952%,  5/7/2031
b
114,395
41,000 6.174%,  5/25/2034
b
43,541
35,000 7.000%,  8/15/2034
b,g
36,913

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Financials  11.1% - continued
$ 70,000 6.020%,  1/24/2036
b
$ 73,317
99,000 5.174%,  9/11/2036
b
99,925
Citizens Financial Group, Inc.
38,000 4.000%,  10/6/2026
b,g
37,799
42,000 5.718%,  7/23/2032
b
44,033
CNA Financial Corporation
53,000 5.125%,  2/15/2034 53,309
Coinbase Global, Inc., Convertible
22,000 0.500%,  6/1/2026 21,945
30,000 Zero Coupon,  10/1/2029
a
27,834
22,000 0.250%,  4/1/2030 22,506
34,000 Zero Coupon,  10/1/2032
a
30,413
Comerica, Inc.
15,000 5.982%,  1/30/2030
b
15,648
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
a
46,443
COPT Defense Properties, LP
82,000 2.250%,  3/15/2026 81,637
COPT Defense Properties, LP,
Convertible
9,000 5.250%,  9/15/2028
a
10,060
Corebridge Financial, Inc.
62,000 6.375%,  9/15/2054
b
62,474
29,000 6.875%,  12/15/2052
b
29,697
35,000 6.050%,  9/15/2033 37,140
35,000 5.750%,  1/15/2034 36,592
Countrywide Home Loan
Mortgage Pass Through Trust
57,040
4.792%,  11/25/2035, Ser.
2005-22, Class 2A1
b
46,991
Cousins Properties, LP
14,000 5.375%,  2/15/2032 14,416
Credit Agricole SA
42,000 3.250%,  1/14/2030
a
39,922
Credit Suisse Group AG
64,000 7.250%,  N/A
*,i
16,640
110,000 7.500%,  N/A
*,i
28,600
Dai-ichi Life Insurance Company,
Ltd.
30,000 6.200%,  1/16/2035
a,b,g
31,338
Deutsche Bank AG/New York, NY
90,000 2.311%,  11/16/2027
b
88,541
68,000 3.742%,  1/7/2033
b
63,162
Digital Realty Trust, LP, Convertible
28,000 1.875%,  11/15/2029
a
28,392
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
99,000 5.950%,  9/17/2030
a
94,430
Elevance Health, Inc.
72,000 5.650%,  6/15/2054 70,024
133,000 2.550%,  3/15/2031 121,429
Encore Capital Group, Inc.
55,000 9.250%,  4/1/2029
a
57,956
25,000 8.500%,  5/15/2030
a
26,874
34,000 6.625%,  4/15/2031
a
34,170
Encore Capital Group, Inc.,
Convertible
20,000 4.000%,  3/15/2029 21,960
EPR Properties
92,000 4.750%,  11/15/2030 91,283
Principal
Amount Long-Term Fixed Income  84.8% Value
Financials  11.1% - continued
ERP Operating, LP
$ 77,000 4.950%,  6/15/2032 $ 78,732
Essential Properties, LP
67,000 5.400%,  12/1/2035 67,123
Federal Realty OP, LP, Convertible
13,000 3.250%,  1/15/2029
a
13,124
Fifth Third Bancorp
40,000 4.772%,  7/28/2030
b
40,479
Fifth Third Bank NA
111,000 3.850%,  3/15/2026 110,913
First Citizens BancShares, Inc./NC
86,000 5.600%,  9/5/2035
b
85,850
FirstCash, Inc.
76,000 5.625%,  1/1/2030
a
76,283
Franklin BSP Capital Corporation
62,000 6.000%,  10/2/2030
a
61,429
Freedom Mortgage Holdings, LLC
113,000 9.250%,  2/1/2029
a
118,520
34,000 6.875%,  5/1/2031
a
34,020
48,000 9.125%,  5/15/2031
a
51,555
18,000 8.375%,  4/1/2032
a
18,948
37,000 7.875%,  4/1/2033
a
38,316
FS KKR Capital Corporation
42,000 2.625%,  1/15/2027 40,841
FTAI Aviation Investors, LLC
51,000 5.500%,  5/1/2028
a
51,045
52,000 7.000%,  5/1/2031
a
54,761
30,000 7.000%,  6/15/2032
a
31,538
GGAM Finance, Ltd.
52,000 8.000%,  6/15/2028
a
55,066
91,000 5.875%,  3/15/2030
a
92,346
Global Aircraft Leasing Company,
Ltd.
50,000 8.750%,  9/1/2027
a
51,852
Global Net Lease, Inc.
33,000 4.500%,  9/30/2028
a
32,349
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
69,000 3.750%,  12/15/2027
a
67,185
goeasy, Ltd.
13,000 7.625%,  7/1/2029
a
12,855
75,000 6.875%,  2/15/2031
a
70,154
Goldman Sachs BDC, Inc.
26,000 6.375%,  3/11/2027 26,541
76,000 5.650%,  9/9/2030 76,270
Goldman Sachs Group, Inc.
26,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,g
26,046
45,000 3.650%,  8/10/2026
b,g
44,353
75,000 4.125%,  11/10/2026
b,g
74,279
45,000 2.640%,  2/24/2028
b
44,298
132,000 3.615%,  3/15/2028
b
131,267
86,000 4.482%,  8/23/2028
b
86,603
84,000 3.814%,  4/23/2029
b
83,507
42,000 2.615%,  4/22/2032
b
38,296
42,000 2.383%,  7/21/2032
b
37,616
32,000 6.125%,  11/10/2034
b,g
32,446
77,000 5.330%,  7/23/2035
b
79,114
121,000 5.016%,  10/23/2035
b
121,648
36,000 4.939%,  10/21/2036
b
35,738

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Financials  11.1% - continued
Goldman Sachs Private Credit
Corporation
$ 32,000 5.375%,  1/31/2029
a
$ 32,127
Hartford Insurance Group, Inc.
42,000 2.800%,  8/19/2029 40,154
44,000
6.238%,  (TSFR3M +
2.387%), 2/12/2047
a,b
41,634
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
11,000 3.750%,  8/15/2028
a
13,983
Hercules Capital, Inc., Convertible
7,000 4.750%,  9/1/2028
a
7,013
Highwoods Realty, LP
22,000 5.350%,  1/15/2033 21,984
HSBC Holdings plc
118,000 4.583%,  6/19/2029
b
119,090
50,000 2.804%,  5/24/2032
b
45,744
HUB International, Ltd.
69,000 7.250%,  6/15/2030
a
72,445
Huntington Bancshares, Inc./OH
30,000 4.450%,  10/15/2027
b,g
29,502
67,000 6.141%,  11/18/2039
b
69,818
Huntington Bank Auto Credit-
Linked Notes
194,550
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
196,638
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
15,000 6.250%,  5/15/2026 14,990
129,000 5.250%,  5/15/2027 127,227
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 62,888
80,000 4.950%,  1/15/2033 81,162
Jane Street Group/JSG Finance,
Inc.
79,000 4.500%,  11/15/2029
a
77,804
26,000 7.125%,  4/30/2031
a
27,320
45,000 6.125%,  11/1/2032
a
45,790
35,000 6.750%,  5/1/2033
a
36,533
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
54,000 5.000%,  8/15/2028
a
51,990
64,000 6.625%,  10/15/2031
a
62,981
Jefferson Capital Holdings, LLC
44,000 6.000%,  8/15/2026
a
43,868
108,000 9.500%,  2/15/2029
a
113,420
JPMorgan Chase & Company
105,000 2.947%,  2/24/2028
b
103,719
126,000 4.005%,  4/23/2029
b
125,879
41,000 2.069%,  6/1/2029
b
39,151
33,000 6.500%,  4/1/2030
b,g
34,291
168,000 4.493%,  3/24/2031
b
169,460
45,000 2.963%,  1/25/2033
b
41,296
39,000 4.912%,  7/25/2033
b
39,730
42,000 5.717%,  9/14/2033
b
44,402
30,000 5.350%,  6/1/2034
b
31,170
25,000 6.254%,  10/23/2034
b
27,448
16,000 5.336%,  1/23/2035
b
16,583
50,000 5.766%,  4/22/2035
b
53,280
40,000 5.502%,  1/24/2036
b
41,805
77,000 4.810%,  10/22/2036
b
76,458
75,000 5.534%,  11/29/2045
b
76,143
Principal
Amount Long-Term Fixed Income  84.8% Value
Financials  11.1% - continued
KeyBank NA/Cleveland, OH
$ 63,000 3.900%,  4/13/2029 $ 61,823
Kilroy Realty, LP
55,000 4.250%,  8/15/2029 53,885
67,000 5.875%,  10/15/2035 67,307
Kite Realty Group, LP, Convertible
2,000 0.750%,  4/1/2027
a
2,104
Liberty Mutual Group, Inc.
28,000 4.125%,  12/15/2051
a,b
27,609
Lincoln National Corporation
29,000
6.471%,  (TSFR3M +
2.619%), 2/17/2026
b
25,105
LPL Holdings, Inc.
88,000 4.900%,  4/3/2028 89,285
M&T Bank Corporation
99,000 3.500%,  9/1/2026
b,g
95,916
Macquarie AirFinance Holdings,
Ltd.
4,000 6.400%,  3/26/2029
a
4,192
70,000 5.150%,  3/17/2030
a
70,960
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
a,b
81,512
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 40,358
MetLife, Inc.
27,000 6.350%,  3/15/2055
b
28,473
36,000 5.875%,  3/15/2028
b,g
36,675
47,000 6.400%,  12/15/2036 49,312
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 84,380
Mitsubishi UFJ Financial Group,
Inc.
81,000 1.538%,  7/20/2027
b
79,866
Mizuho Financial Group, Inc.
84,000 2.564%,  9/13/2031 75,236
39,000 5.748%,  7/6/2034
b
41,309
Molina Healthcare, Inc.
22,000 4.375%,  6/15/2028
a
21,636
50,000 6.250%,  1/15/2033
a
50,973
Morgan Stanley
51,000 5.516%,  11/19/2055
b
50,410
82,000 1.512%,  7/20/2027
b
80,834
30,000 5.123%,  2/1/2029
b
30,625
76,000 3.622%,  4/1/2031
b
73,843
45,000 2.943%,  1/21/2033
b
41,071
40,000 4.889%,  7/20/2033
b
40,576
43,000 5.250%,  4/21/2034
b
44,271
25,000 5.831%,  4/19/2035
b
26,566
29,000 5.587%,  1/18/2036
b
30,305
85,000 2.484%,  9/16/2036
b
74,742
MPT Operating Partnership, LP/
MPT Finance Corporation
40,000 8.500%,  2/15/2032
a
42,717
NatWest Group plc
42,000 4.892%,  5/18/2029
b
42,707
83,000 6.475%,  6/1/2034
b
87,143
Navient Corporation
30,000 5.000%,  3/15/2027 30,065
New York Life Global Funding
27,000 5.000%,  1/9/2034
a
27,435

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Financials  11.1% - continued
Nippon Life Insurance Company
$ 130,000 5.950%,  4/16/2054
a,b
$ 135,366
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 59,008
63,000 5.783%,  7/3/2034 66,492
Northwestern Mutual Life
Insurance Company
72,000 6.170%,  5/29/2055
a
76,414
Omega Healthcare Investors, Inc.
106,000 5.200%,  7/1/2030 107,874
OneMain Finance Corporation
37,000 3.500%,  1/15/2027 36,639
41,000 6.750%,  3/15/2032 42,104
166,000 7.125%,  9/15/2032 172,461
Osaic Holdings, Inc.
57,000 6.750%,  8/1/2032
a
59,543
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
123,000 4.875%,  5/15/2029
a
120,107
Pebblebrook Hotel Trust,
Convertible
61,000 1.750%,  12/15/2026 58,865
42,000 1.625%,  1/15/2030
a
40,761
PennyMac Financial Services, Inc.
19,000 7.125%,  11/15/2030
a
19,973
60,000 6.875%,  5/15/2032
a
62,814
18,000 6.750%,  2/15/2034
a
18,607
Phoenix Aviation Capital, Ltd.
61,000 9.250%,  7/15/2030
a
64,984
PNC Bank NA
42,000 2.700%,  10/22/2029 39,660
PNC Financial Services Group,
Inc.
43,000 6.200%,  9/15/2027
b,g
43,708
31,000 5.582%,  6/12/2029
b
32,151
45,000 6.250%,  3/15/2030
b,g
46,457
30,000 6.875%,  10/20/2034
b
33,949
PRA Group, Inc.
80,000 8.375%,  2/1/2028
a
81,739
Prologis Targeted US Logistics
Fund, LP
46,000 5.250%,  4/1/2029
a
47,363
57,000 5.250%,  1/15/2035
a
58,007
Prologis, LP
41,000 5.250%,  3/15/2054 38,958
Protective Life Corporation
75,000 4.700%,  1/15/2031
a
75,236
Provident Financing Trust I
22,000 7.405%,  3/15/2038
e
23,778
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
44,589
65,000 6.750%,  3/1/2053
b
69,455
90,000 6.500%,  3/15/2054
b
95,124
42,000 3.700%,  10/1/2050
b
39,066
Regency Centers, LP
45,000 5.250%,  1/15/2034 46,265
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 37,280
50,000 5.750%,  9/15/2034 52,144
Principal
Amount Long-Term Fixed Income  84.8% Value
Financials  11.1% - continued
Rexford Industrial Realty, LP,
Convertible
$ 13,000 4.375%,  3/15/2027
a
$ 12,929
20,000 4.125%,  3/15/2029
a
19,934
RGA Global Funding
26,000 5.500%,  1/11/2031
a
27,042
RHP Hotel Properties, LP/RHP
Finance Corporation
25,000 4.750%,  10/15/2027 24,896
48,000 4.500%,  2/15/2029
a
47,522
Rithm Capital Corporation
17,000 8.000%,  4/1/2029
a
17,454
38,000 8.000%,  7/15/2030
a
38,861
RLJ Lodging Trust, LP
45,000 4.000%,  9/15/2029
a
42,682
Rocket Companies, Inc.
22,000 6.125%,  8/1/2030
a
22,741
20,000 7.125%,  2/1/2032
a
21,040
58,000 6.375%,  8/1/2033
a
60,472
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
41,000 3.625%,  3/1/2029
a
39,601
59,000 3.875%,  3/1/2031
a
56,026
27,000 4.000%,  10/15/2033
a
25,086
Royal Bank of Canada
20,000 6.750%,  8/24/2085
b
20,756
Santander Holdings USA, Inc.
47,000 2.490%,  1/6/2028
b,e
46,196
72,000 5.473%,  3/20/2029
b
73,580
Shift4 Payments, Inc., Convertible
56,000 0.500%,  8/1/2027 53,816
Simon Property Group, LP
35,000 6.250%,  1/15/2034 38,407
Sixth Street Lending Partners
41,000 6.125%,  7/15/2030 42,080
SLM Corporation
12,000 6.500%,  1/31/2030 12,421
Societe Generale SA
44,000 10.000%,  11/14/2028
a,b,g
48,906
Standard Chartered plc
66,000 2.608%,  1/12/2028
a,b
64,960
Starwood Property Trust, Inc.
28,000 4.375%,  1/15/2027
a
27,826
54,000 5.250%,  10/15/2028
a
54,393
20,000 6.500%,  10/15/2030
a
20,852
18,000 5.750%,  1/15/2031
a
18,194
Starwood Property Trust, Inc.,
Convertible
37,000 6.750%,  7/15/2027 38,221
State Street Corporation
29,000 6.700%,  3/15/2029
b,g
30,257
42,000 4.421%,  5/13/2033
b
41,800
Stonebriar ABF Issuer, LLC
27,000 8.125%,  12/15/2030
a
27,788
Stonex Escrow Issuer, LLC
69,000 6.875%,  7/15/2032
a
71,569
Sumitomo Life Insurance Company
55,000 3.375%,  4/15/2081
a,b
51,549
Sumitomo Mitsui Financial Group,
Inc.
59,000 5.766%,  1/13/2033 62,832

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Financials  11.1% - continued
Synchrony Financial
$ 53,000 7.250%,  2/2/2033 $ 56,933
Synovus Bank
43,000 5.625%,  2/15/2028 43,922
Terawulf, Inc., Convertible
16,000 2.750%,  2/1/2030
a
26,117
31,000 1.000%,  9/1/2031
a
36,565
34,000 Zero Coupon,  5/1/2032
a
29,410
Toronto-Dominion Bank
40,000 8.125%,  10/31/2082
b
42,182
42,000 4.456%,  6/8/2032 41,919
44,000 5.146%,  9/10/2034
b
44,724
Travelers Companies, Inc.
37,000 5.050%,  7/24/2035 37,578
Truist Bank
42,000 2.250%,  3/11/2030 38,473
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
74,595
42,000 1.887%,  6/7/2029
b
39,902
65,000 5.100%,  3/1/2030
b,g
65,447
105,000 5.153%,  8/5/2032
b
108,397
25,000 5.711%,  1/24/2035
b
26,298
U.S. Bancorp
59,000 4.548%,  7/22/2028
b
59,489
15,000 5.836%,  6/12/2034
b
16,003
46,000 5.678%,  1/23/2035
b
48,572
UBS Group AG
83,000 3.869%,  1/12/2029
a,b
82,532
United Wholesale Mortgage, LLC
52,000 5.500%,  4/15/2029
a
51,627
UnitedHealth Group, Inc.
106,000 5.375%,  4/15/2054 100,016
Unum Group
66,000 5.250%,  12/15/2035 65,505
Ventas Realty, LP, Convertible
25,000 3.750%,  6/1/2026 35,300
Wells Fargo & Company
32,000 3.900%,  3/15/2026
b,g
31,900
46,000 3.526%,  3/24/2028
b
45,701
99,000 3.584%,  5/22/2028
b
98,349
59,000 4.808%,  7/25/2028
b
59,661
65,000 7.625%,  9/15/2028
b,g
69,330
230,000 4.478%,  4/4/2031
b
231,520
30,000 5.389%,  4/24/2034
b
31,213
28,000 6.491%,  10/23/2034
b
30,994
136,000 5.499%,  1/23/2035
b
141,898
50,000 5.605%,  4/23/2036
b
52,406
Welltower OP, LLC, Convertible
30,000 2.750%,  5/15/2028
a
58,755
26,000 3.125%,  7/15/2029
a
39,260
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
61,988
Willis North America, Inc.
33,000 5.900%,  3/5/2054 32,941
XHR, LP
29,000 4.875%,  6/1/2029
a
28,592
22,000 6.625%,  5/15/2030
a
22,706
Total 19,192,453
Principal
Amount Long-Term Fixed Income  84.8% Value
Foreign Government  0.1%
Saudi Arabian Oil Company
$ 54,000 5.750%,  7/17/2054
a
$ 52,678
Teine Energy, Ltd.
64,000 6.875%,  4/15/2029
a
63,988
Total 116,666
Mortgage-Backed Securities  13.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
756,999 2.500%,  5/1/2051 648,837
581,429 3.500%,  5/1/2052 541,683
338,601 4.000%,  5/1/2052 324,493
256,497 5.000%,  7/1/2053 258,129
61,862 5.000%,  8/1/2053 62,430
220,972 5.500%,  9/1/2053 227,475
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
255,310 2.500%,  7/1/2030 248,487
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
700,000 5.000%,  1/1/2038
j
708,910
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
206,199 3.500%,  5/1/2040 197,326
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
950,531 3.000%,  1/1/2052 848,208
73,225 2.000%,  2/1/2051 60,103
99,558 2.000%,  2/1/2051 81,716
202,754 2.500%,  2/1/2051 172,007
911,503 2.000%,  3/1/2051 742,827
1,008,732 4.000%,  3/1/2051 973,076
1,021,949 3.000%,  3/1/2052 912,569
662,820 2.000%,  4/1/2051 537,852
635,989 5.500%,  4/1/2054 653,665
108,537 2.000%,  5/1/2051 88,628
321,580 3.000%,  5/1/2051 291,331
311,633 4.000%,  6/1/2052 297,384
598,699 2.500%,  7/1/2051 516,380
870,277 4.000%,  7/1/2052 830,487
175,886 3.500%,  8/1/2050 165,124
604,581 3.500%,  8/1/2052 560,306
799,232 4.500%,  8/1/2052 784,432
85,036 5.000%,  8/1/2053 85,668
417,271 3.500%,  9/1/2052 389,973
183,592 3.500%,  9/1/2052 171,027
55,385 5.000%,  9/1/2052 55,848
1,082,575 4.500%,  9/1/2053 1,065,632
304,031 4.000%,  10/1/2052 291,391
107,120 2.000%,  11/1/2051 87,921
227,414 3.500%,  11/1/2052 212,853
493,799 2.000%,  12/1/2050 405,409
1,032,924 4.500%,  12/1/2052 1,018,196
1,200,000 4.500%,  1/1/2049
j
1,171,371
3,800,000 5.000%,  1/1/2049
j
3,789,312
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
365,614 2.500%,  3/1/2062 301,048

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Mortgage-Backed Securities  13.0% -
continued
$ 286,837 3.500%,  7/1/2061 $ 260,627
145,689 4.000%,  12/1/2061 137,242
New Residential Mortgage Loan
Trust
386,000
3.871%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
313,222
PRPM, LLC
150,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
141,580
300,000
5.413%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,d
297,523
90,002
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,d
90,172
Sequoia Mortgage Trust
300,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
289,799
Total 22,309,679
Technology  3.6%
Accenture Capital, Inc.
69,000 4.500%,  10/4/2034 68,018
Akamai Technologies, Inc.,
Convertible
57,000 1.125%,  2/15/2029 56,316
46,000 0.250%,  5/15/2033
a
50,853
Alphabet, Inc.
46,000 5.250%,  5/15/2055 44,058
115,000 4.375%,  11/15/2032 115,390
57,000 4.700%,  11/15/2035 57,014
APLD ComputeCo, LLC
34,000 9.250%,  12/15/2030
a
33,351
Apple, Inc.
90,000 1.650%,  2/8/2031 80,269
173,000 3.750%,  9/12/2047 136,659
Applied Digital Corporation,
Convertible
40,000 2.750%,  6/1/2030 107,850
Avnet, Inc., Convertible
17,000 1.750%,  9/1/2030
a,e
16,753
Block, Inc.
36,000 5.625%,  8/15/2030
a
36,732
142,000 6.500%,  5/15/2032 147,660
36,000 6.000%,  8/15/2033
a
36,958
Block, Inc., Convertible
13,000 0.250%,  11/1/2027 12,018
Boost Newco Borrower, LLC
128,000 7.500%,  1/15/2031
a
136,045
Broadcom, Inc.
160,000 4.900%,  7/15/2032 163,360
47,000 4.800%,  10/15/2034 47,090
49,000 4.900%,  2/15/2038 48,036
CACI International, Inc.
26,000 6.375%,  6/15/2033
a
26,902
Central Parent, Inc./CDK Global,
Inc.
28,000 7.250%,  6/15/2029
a
23,739
Cipher Compute, LLC
43,000 7.125%,  11/15/2030
a
43,795
Cisco Systems, Inc.
69,000 5.350%,  2/26/2064 65,176
Principal
Amount Long-Term Fixed Income  84.8% Value
Technology  3.6% - continued
Clarivate Science Holdings
Corporation
$ 56,000 3.875%,  7/1/2028
a
$ 54,365
Cloud Software Group, Inc.
236,000 6.500%,  3/31/2029
a
239,089
80,000 9.000%,  9/30/2029
a
83,321
Coherent Corporation
58,000 5.000%,  12/15/2029
a
57,804
CommScope Technologies, LLC
39,000 5.000%,  3/15/2027
a
38,912
CommScope, LLC
41,000 4.750%,  9/1/2029
a
40,942
CoreWeave, Inc.
56,000 9.000%,  2/1/2031
a
51,325
CSG Systems International, Inc.,
Convertible
40,000 3.875%,  9/15/2028 47,280
Dell, Inc.
45,000 6.500%,  4/15/2038 48,281
Euronet Worldwide, Inc.,
Convertible
25,000 0.625%,  10/1/2030
a
22,797
Fair Isaac Corporation
69,000 6.000%,  5/15/2033
a
70,873
Fiserv, Inc.
67,000 5.350%,  3/15/2031 68,749
22,000 5.600%,  3/2/2033 22,708
67,000 5.450%,  3/15/2034 67,933
94,000 5.150%,  8/12/2034 93,273
Flash Compute, LLC
17,000 7.250%,  12/31/2030
a
16,843
Gen Digital, Inc.
63,000 7.125%,  9/30/2030
a
65,056
21,000 6.250%,  4/1/2033
a
21,656
Global Payments, Inc.
65,000 4.950%,  8/15/2027 65,701
Global Payments, Inc., Convertible
53,000 1.500%,  3/1/2031 47,541
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
50,000 3.500%,  3/1/2029
a
47,944
Hewlett Packard Enterprise
Company
77,000 4.850%,  10/15/2031 77,772
IBM International Capital, Private
Ltd.
33,000 5.300%,  2/5/2054 30,756
Intel Corporation
115,000 4.900%,  7/29/2045 99,178
InterDigital, Inc., Convertible
12,000 3.500%,  6/1/2027 49,446
ION Platform Finance US, Inc.
34,000 7.875%,  9/30/2032
a
32,261
ION Platform Finance US, Inc./ION
Platform Finance SARL
55,000 9.500%,  5/30/2029
a
55,698
Iron Mountain, Inc.
84,000 4.875%,  9/15/2029
a
82,870
30,000 5.250%,  7/15/2030
a
29,637
172,000 4.500%,  2/15/2031
a
163,960

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Technology  3.6% - continued
Jabil, Inc.
$ 43,000 5.450%,  2/1/2029 $ 44,389
Kioxia Holdings Corporation
37,000 6.625%,  7/24/2033
a
38,475
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 38,900
Mastercard, Inc.
12,000 4.875%,  5/9/2034 12,300
Microchip Technology, Inc.
20,000 5.050%,  3/15/2029 20,391
Microchip Technology, Inc.,
Convertible
50,000 0.750%,  6/1/2030 49,005
Micron Technology, Inc.
35,000 5.650%,  11/1/2032 36,790
MKS, Inc., Convertible
94,000 1.250%,  6/1/2030 119,897
Moody's Corporation
43,000 4.250%,  8/8/2032 42,427
NCR Atleos Corporation
42,000 9.500%,  4/1/2029
a
45,586
NCR Voyix Corporation
36,000 5.000%,  10/1/2028
a
35,743
43,000 5.125%,  4/15/2029
a
42,697
Neptune Bidco US, Inc.
79,000 9.290%,  4/15/2029
a
79,135
26,000 10.375%,  5/15/2031
a
26,659
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
42,000 4.300%,  6/18/2029 42,068
ON Semiconductor Corporation,
Convertible
41,000 Zero Coupon,  5/1/2027 48,810
75,000 0.500%,  3/1/2029 70,950
Open Text Holdings, Inc.
90,000 4.125%,  2/15/2030
a
86,024
Oracle Corporation
88,000 5.375%,  9/27/2054 71,172
121,000 6.900%,  11/9/2052 119,563
59,000 5.250%,  2/3/2032 58,992
46,000 4.800%,  9/26/2032 44,409
49,000 5.875%,  9/26/2045 44,253
Paychex, Inc.
23,000 5.600%,  4/15/2035 24,088
PayPal Holdings, Inc.
72,000 5.500%,  6/1/2054 69,856
Pitney Bowes, Inc.
26,000 6.875%,  3/15/2027
a
26,017
RingCentral, Inc.
115,000 8.500%,  8/15/2030
a
121,910
Rocket Software, Inc.
63,000 9.000%,  11/28/2028
a
64,963
Sabre GLBL, Inc.
39,000 11.125%,  7/15/2030
a
32,334
Seagate Data Storage Technology,
Private Ltd.
93,330 9.625%,  12/1/2032
a
105,956
Semtech Corporation, Convertible
11,000 1.625%,  11/1/2027 22,374
36,000 Zero Coupon,  10/15/2030
a
38,142
Principal
Amount Long-Term Fixed Income  84.8% Value
Technology  3.6% - continued
Sensata Technologies BV
$ 62,000 4.000%,  4/15/2029
a
$ 60,493
Sensata Technologies, Inc.
28,000 3.750%,  2/15/2031
a
26,277
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
75,000 6.750%,  8/15/2032
a
77,437
SS&C Technologies, Inc.
22,000 6.500%,  6/1/2032
a
22,889
Synaptics, Inc., Convertible
42,000 0.750%,  12/1/2031
e
44,226
Synopsys, Inc.
52,000 5.700%,  4/1/2055 51,583
Texas Instruments, Inc.
30,000 5.150%,  2/8/2054 28,271
UKG, Inc.
60,000 6.875%,  2/1/2031
a
61,633
Verisk Analytics, Inc.
29,000 5.250%,  3/15/2035 29,512
Viavi Solutions, Inc.
40,000 3.750%,  10/1/2029
a
38,285
Viavi Solutions, Inc., Convertible
18,000 1.625%,  3/15/2026
e
24,246
27,000 0.625%,  3/1/2031
a
38,678
Vishay Intertechnology, Inc.,
Convertible
74,000 2.250%,  9/15/2030 66,415
VMware, LLC
141,000 4.700%,  5/15/2030 143,241
61,000 2.200%,  8/15/2031 54,202
Western Digital Corporation,
Convertible
27,000 3.000%,  11/15/2028
e
123,763
WULF Compute, LLC
35,000 7.750%,  10/15/2030
a
36,059
Xerox Corporation
30,000 10.250%,  10/15/2030
a,e
28,702
Ziff Davis, Inc., Convertible
18,000 3.625%,  3/1/2028
a,e
17,586
Total 6,145,786
Transportation  1.0%
Air Canada
43,000 3.875%,  8/15/2026
a
42,795
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
38,000 5.500%,  4/20/2026
a
38,054
76,568 5.750%,  4/20/2029
a
77,972
Avianca Midco 2 plc
48,000 9.000%,  12/1/2028
a
48,320
40,000 9.625%,  2/14/2030
a
40,136
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
71,000 5.375%,  3/1/2029
a,e
69,271
Burlington Northern Santa Fe, LLC
36,000 5.500%,  3/15/2055 35,402
85,000 5.550%,  3/15/2056 83,788
DCLI Bidco, LLC
44,000 7.750%,  11/15/2029
a
45,228

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Transportation  1.0% - continued
Delta Air Lines, Inc.
$ 91,000 4.375%,  4/19/2028 $ 91,277
93,000 5.250%,  7/10/2030 95,564
ERAC USA Finance, LLC
51,000 5.200%,  10/30/2034
a
52,350
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 64,824
66,000 5.100%,  5/1/2035 67,410
OneSky Flight, LLC
71,000 8.875%,  12/15/2029
a
75,980
Penske Truck Leasing Company,
LP/PTL Finance Corporation
42,000 1.700%,  6/15/2026
a
41,517
Rand Parent, LLC
108,000 8.500%,  2/15/2030
a
112,520
RXO, Inc.
40,000 7.500%,  11/15/2027
a
40,883
Ryder System, Inc.
51,000 2.850%,  3/1/2027 50,337
53,000 4.850%,  6/15/2030 54,069
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,529
Stena International SA
87,000 7.250%,  1/15/2031
a
88,688
Union Pacific Corporation
35,000 5.600%,  12/1/2054 34,887
United Airlines, Inc.
89,000 4.625%,  4/15/2029
a
88,614
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
a
36,265
33,000 9.500%,  6/1/2028
a
34,131
60,000 6.375%,  2/1/2030
a,e
57,099
Watco Companies, LLC/Watco
Finance Corporation
36,000 7.125%,  8/1/2032
a
37,703
Total 1,647,613
U.S. Government & Agencies  6.1%
U.S. Treasury Notes
800,000 4.625%,  6/30/2026 804,151
5,300,000 4.375%,  7/31/2026 5,324,721
1,980,000 1.250%,  12/31/2026 1,936,146
300,000 3.875%,  5/31/2027 301,535
300,000 4.125%,  7/31/2028 304,477
900,000 3.625%,  9/30/2030 896,519
450,000 4.125%,  11/15/2032 455,150
400,000 3.375%,  5/15/2033 384,547
100,000 4.500%,  11/15/2033 103,254
Total 10,510,500
Utilities  3.2%
AEP Texas, Inc.
33,000 5.850%,  10/15/2055 32,385
AES Corporation
84,000 7.600%,  1/15/2055
b
85,546
81,000 3.950%,  7/15/2030
a
79,059
Algonquin Power & Utilities
Corporation
141,000 4.750%,  1/18/2082
b
139,050
Principal
Amount Long-Term Fixed Income  84.8% Value
Utilities  3.2% - continued
Alliant Energy Corporation,
Convertible
$ 16,000 3.875%,  3/15/2026 $ 16,624
13,000 3.250%,  5/30/2028
a
13,265
Alpha Generation, LLC
38,000 6.750%,  10/15/2032
a
39,337
Ameren Corporation
52,000 1.750%,  3/15/2028 49,430
American Electric Power
Company, Inc.
59,000 6.050%,  3/15/2056
b
57,969
38,000 6.950%,  12/15/2054
b
40,673
42,000 2.300%,  3/1/2030 38,809
American Water Capital
Corporation
33,000 5.700%,  9/1/2055 33,043
American Water Capital
Corporation, Convertible
31,000 3.625%,  6/15/2026 30,870
Arizona Public Service Company
37,000 5.550%,  8/1/2033 38,623
Atmos Energy Corporation
50,000 5.450%,  1/15/2056 48,372
52,000 5.000%,  12/15/2054 47,295
Calpine Corporation
85,000 4.500%,  2/15/2028
a
85,056
CenterPoint Energy, Inc.
20,000 7.000%,  2/15/2055
b
20,857
14,000 6.700%,  5/15/2055
b
14,356
62,000 1.450%,  6/1/2026 61,332
CenterPoint Energy, Inc.,
Convertible
27,000 4.250%,  8/15/2026 29,525
23,000 3.000%,  8/1/2028
a
23,281
CMS Energy Corporation,
Convertible
5,000 3.375%,  5/1/2028 5,348
22,000 3.125%,  5/1/2031
a
21,743
Consolidated Edison Company of
New York, Inc.
109,000 5.700%,  5/15/2054 108,648
Constellation Energy Generation,
LLC
51,000 5.750%,  3/15/2054 50,605
43,000 5.800%,  3/1/2033 45,889
Dominion Energy, Inc.
59,000 6.875%,  2/1/2055
b
61,326
59,000 7.000%,  6/1/2054
b
63,882
52,000 3.375%,  4/1/2030 50,172
DTE Energy Company
39,000 4.875%,  6/1/2028 39,676
Duke Energy Carolinas, LLC
88,000 5.400%,  1/15/2054 85,182
Duke Energy Corporation
37,000 3.250%,  1/15/2082
b
35,917
61,000 5.800%,  6/15/2054 60,316
32,000 6.450%,  9/1/2054
b
33,587
26,000 2.450%,  6/1/2030 24,105
43,000 4.500%,  8/15/2032 42,858
35,000 5.750%,  9/15/2033 37,062
Duke Energy Corporation,
Convertible
45,000 4.125%,  4/15/2026 46,350

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Utilities  3.2% - continued
Duke Energy Ohio, Inc.
$ 33,000 5.550%,  3/15/2054 $ 32,249
Edison International
44,000 7.875%,  6/15/2054
b
46,189
65,000 5.000%,  12/15/2026
b,g
64,766
Entergy Corporation
12,000 5.875%,  6/15/2056
b
11,993
25,000 6.100%,  6/15/2056
b
24,961
Entergy Louisiana, LLC
45,000 5.800%,  3/15/2055 45,223
Evergy, Inc., Convertible
29,000 4.500%,  12/15/2027 35,293
Eversource Energy
73,000 4.600%,  7/1/2027 73,496
Exelon Corporation
137,000 5.600%,  3/15/2053 132,775
42,000 4.050%,  4/15/2030 41,584
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
98,792
FirstEnergy Corporation,
Convertible
7,000 4.000%,  5/1/2026 7,151
38,000 3.625%,  1/15/2029
a
40,299
29,000 3.875%,  1/15/2031
a
31,204
Georgia Power Company
27,000 4.950%,  5/17/2033 27,528
Hawaiian Electric Company, Inc.
18,000 6.000%,  10/1/2033
a
18,251
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
a
42,559
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
a
77,251
Lightning Power, LLC
76,000 7.250%,  8/15/2032
a
80,815
Long Ridge Energy, LLC
63,000 8.750%,  2/15/2032
a
67,060
MidAmerican Energy Company
133,000 5.300%,  2/1/2055 126,013
NextEra Energy Capital Holdings,
Inc.
71,000 5.900%,  3/15/2055 71,781
20,000 3.800%,  3/15/2082
b
19,554
64,000 6.750%,  6/15/2054
b
68,325
42,000 2.250%,  6/1/2030 38,625
30,000 5.300%,  3/15/2032 31,245
NextEra Energy Capital Holdings,
Inc., Convertible
24,000 3.000%,  3/1/2027 29,784
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,535
69,000 5.850%,  4/1/2055 68,783
50,000 5.750%,  7/15/2056
b
50,324
34,000 6.950%,  11/30/2054
b
35,387
42,000 2.950%,  9/1/2029 40,301
Northern States Power Company/
MN
31,000 5.400%,  3/15/2054 30,052
NRG Energy, Inc.
50,000 10.250%,  3/15/2028
a,b,g
54,592
51,000 3.375%,  2/15/2029
a
48,796
75,000 5.250%,  6/15/2029
a
75,202
Principal
Amount Long-Term Fixed Income  84.8% Value
Utilities  3.2% - continued
$ 17,000 5.750%,  7/15/2029
a
$ 16,917
35,000 6.000%,  2/1/2033
a
35,693
110,000 5.750%,  1/15/2034
a
111,119
35,000 6.250%,  11/1/2034
a
35,946
Oncor Electric Delivery Company,
LLC
62,000 5.550%,  6/15/2054 60,177
Pacific Gas and Electric Company
33,000 6.750%,  1/15/2053 35,096
67,000 5.550%,  5/15/2029 69,129
PG&E Corporation
30,000 5.000%,  7/1/2028 29,917
PG&E Corporation, Convertible
67,000 4.250%,  12/1/2027 68,849
Pinnacle West Capital Corporation,
Convertible
12,000 4.750%,  6/15/2027 12,810
PPL Capital Funding, Inc.
84,000 5.250%,  9/1/2034 86,024
PPL Capital Funding, Inc.,
Convertible
23,000 3.000%,  12/1/2030
a
23,059
San Diego Gas & Electric
Company
33,000 5.550%,  4/15/2054 32,074
Sempra
30,000 6.550%,  4/1/2055
b
30,580
30,000 6.625%,  4/1/2055
b
30,268
16,000 6.400%,  10/1/2054
b
16,274
30,000 6.875%,  10/1/2054
b
30,863
Southern California Edison
Company
70,000 5.450%,  6/1/2031 72,385
Southern Company
40,000 5.700%,  10/15/2032 42,335
102,000 4.850%,  3/15/2035 100,746
41,000 4.000%,  1/15/2051
b
40,975
86,000 3.750%,  9/15/2051
b
84,782
Southern Company, Convertible
19,000 4.500%,  6/15/2027 20,273
48,000 3.250%,  6/15/2028
a
47,904
Talen Energy Supply, LLC
18,000 6.250%,  2/1/2034
a
18,358
18,000 6.500%,  2/1/2036
a
18,614
TerraForm Power Operating, LLC
117,000 5.000%,  1/31/2028
a
116,893
TransAlta Corporation
51,000 5.875%,  2/1/2034 51,352
Virginia Electric and Power
Company
52,000 5.350%,  1/15/2054 48,750
Vistra Corporation
48,000 8.000%,  10/15/2026
a,b,g
49,207
52,000 7.000%,  12/15/2026
a,b,g
52,908
Vistra Operations Company, LLC
70,000 5.000%,  7/31/2027
a
70,161
81,000 5.250%,  10/15/2035
a
80,740
VoltaGrid, LLC
26,000 7.375%,  11/1/2030
a
25,759
WEC Energy Group, Inc.
25,000 5.625%,  5/15/2056
b
25,157

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.8% Value
Utilities  3.2% - continued
WEC Energy Group, Inc.,
Convertible
$ 16,000 4.375%,  6/1/2027 $ 18,072
26,000 3.375%,  6/1/2028
a
26,338
30,000 4.375%,  6/1/2029 34,995
Xcel Energy, Inc.
65,000 4.600%,  6/1/2032 64,644
43,000 5.600%,  4/15/2035 44,529
XPLR Infrastructure, LP,
Convertible
16,000 2.500%,  6/15/2026
a
15,701
Total 5,537,534
Total Long-Term Fixed Income
(cost $145,929,505) 145,995,961
Shares
Registered Investment
Companies   11.1% Value
U.S. Affiliated   9.0%
1,760,043 Thrivent Core Emerging Markets
Debt Fund 15,576,378
Total 15,576,378
U.S. Unaffiliated   2.1%
6,977 abrdn Asia-Pacific Income Fund,
Inc. 107,027
23,877 abrdn Income Credit Strategies
Fund 129,175
6,122 abrdn Total Dynamic Dividend
Fund 59,690
13,565 AllianceBernstein Global High
Income Fund, Inc. 145,010
18,858 Allspring Income Opportunities
Fund 127,857
710 Barings Global Short Duration
High Yield Fund 10,657
4,707 BlackRock Capital Allocation Term
Trust
e
66,651
3,233 BlackRock Core Bond Trust
e
31,005
13,357 BlackRock Corporate High Yield
Fund, Inc. 118,877
12,536 BlackRock Credit Allocation
Income Trust 135,765
2,248 BlackRock Debt Strategies Fund,
Inc. 22,885
2,551 BlackRock Enhanced Equity
Dividend Trust 24,183
10,756 BlackRock Enhanced Global
Dividend Trust 125,953
8,090 BlackRock Enhanced International
Dividend Trust 47,569
6,709 BlackRock Income Trust, Inc. 74,067
11,750 BlackRock Multi-Sector Income
Trust 153,455
11,347 Blackstone Strategic Credit 2027
Term Fund 133,668
9,906 Cornerstone Strategic Investment
Fund, Inc. 82,814
12,017 Eaton Vance Limited Duration
Income Fund 119,088
6,064 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 57,790
Shares
Registered Investment
Companies  11.1% Value
U.S. Unaffiliated   2.1%  - continued
8,050 iShares Preferred and Income
Securities ETF $ 249,228
25,612 Nuveen Credit Strategies Income
Fund 128,572
781 Nuveen Floating Rate Income
Fund/Closed-End Fund 6,115
215 Nuveen Global High Income Fund 2,711
8,576 Nuveen Preferred Income
Opportunities Fund 69,551
9,802 PGIM Global High Yield Fund, Inc. 120,957
8,547 PGIM High Yield Bond Fund, Inc. 123,675
5,770 Pimco Dynamic Income Fund 102,187
8,234 PIMCO High Income Fund 40,017
8,107 PIMCO Income Strategy Fund II 60,803
1,224 Tri-Continental Corporation 39,976
3,941 Vanguard Short-Term Corporate
Bond ETF
e
314,216
2,675 Virtus Convertible & Income Fund 40,526
9,712 Virtus Dividend, Interest &
Premium Strategy Fund 125,188
2,300 Virtus Equity & Convertible Income
Fund 57,316
18,538 Voya Global Equity Dividend &
Premium Opportunity Fund 106,037
2,970 Western Asset Diversified Income
Fund 41,016
33,077 Western Asset High Income
Opportunity Fund, Inc. 122,716
Total 3,523,993
Total Registered Investment
Companies (cost $19,364,425) 19,100,371
Shares
Collateral Held for Securities
Loaned 1.4% Value
2,407,704 Thrivent Cash Management Trust 2,407,704
Total Collateral Held for
Securities Loaned
(cost $2,407,704) 2,407,704
Shares Preferred Stock 1.2% Value
Basic Materials  <0.1%
1,220 Albemarle Corporation,
Convertible, 7.250% 72,456
Total 72,456
Capital Goods  0.1%
2,678 Boeing Company, Convertible,
6.000% 184,943
Total 184,943
Communications Services  0.1%
4,075 AT&T, Inc., 4.750%
g
77,506
1,000 Telephone and Data Systems, Inc.,
6.000%
g
19,050
Total 96,556
Financials  0.8%
1,125 AEGON Funding Company, LLC,
5.100% 22,129
1,200 Allstate Corporation, 5.100%
g
25,128

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.2% Value
Financials  0.8% - continued
757 Apollo Global Management, Inc.,
Convertible, 6.750% $ 57,169
782 Ares Management Corporation,
Convertible, 6.750% 39,413
1,450 Athene Holding, Ltd., 5.625%
g
29,145
2,600 Bank of America Corporation,
4.250%
g
45,864
3,300 Bank of America Corporation,
4.375%
g
59,862
1,650 Bank of America Corporation,
4.750%
g
32,488
2,300 Bank of America Corporation,
5.000%
g
47,748
81 Bank of America Corporation,
Convertible, 7.250%
g
101,412
725 Capital One Financial Corporation,
4.800%
g
13,115
1,600 Capital One Financial Corporation,
5.000%
g
30,416
725 Charles Schwab Corporation,
4.450%
g
13,587
525 Citizens Financial Group, Inc.,
7.375%
g
13,834
1,275 Corebridge Financial, Inc., 6.375% 29,644
1,450 Fifth Third Bancorp, 4.950%
g
28,043
1,450 Huntington Bancshares, Inc./OH,
4.500%
g
24,780
3,200 JPMorgan Chase & Company,
4.200%
g
58,464
2,300 JPMorgan Chase & Company,
4.625%
g
45,172
2,125 JPMorgan Chase & Company,
4.750%
g
43,010
725 KeyCorp, 5.650%
g
15,384
2,000 KeyCorp, 6.200%
b,g
50,760
1,346 KKR & Company, Inc.,
Convertible, 6.250% 69,777
725 MetLife, Inc., 4.750%
g
14,304
1,300 Morgan Stanley, 4.250%
g
22,932
1,380 Morgan Stanley, 5.850%
g
33,838
2,200 Morgan Stanley, 7.125%
g
55,550
2,275 Public Storage, 4.125%
g
37,287
668 Public Storage, 4.625%
g
12,358
100 Public Storage, 4.700%
g
1,866
1,450 Regions Financial Corporation,
4.450%
g
25,012
550 Regions Financial Corporation,
5.700%
b,g
12,919
425 Synovus Financial Corporation,
8.397%
b,g
10,986
1,450 Truist Financial Corporation,
4.750%
g
27,840
1,800 U.S. Bancorp, 4.000%
g
29,412
2,000 Wells Fargo & Company, 4.250%
g
35,540
2,575 Wells Fargo & Company, 4.375%
g
46,659
1,450 Wells Fargo & Company, 4.700%
g
28,058
1,750 Wells Fargo & Company, 4.750%
g
34,108
103 Wells Fargo & Company,
Convertible, 7.500%
g
124,836
Total 1,449,849
Technology  0.1%
761 Hewlett Packard Enterprise
Company, Convertible, 7.625% 50,751
Shares Preferred Stock  1.2% Value
Technology  0.1% - continued
1,240 Microchip Technology, Inc.,
Convertible, 7.500% $ 72,267
Total 123,018
Utilities  0.1%
2,825 CMS Energy Corporation, 4.200%
g
49,296
565 Nextera Energy, Inc., Convertible,
7.234% 27,544
962 NextEra Energy, Inc., Convertible,
7.299% 49,803
2,875 Southern Company, 4.950% 58,190
Total 184,833
Total Preferred Stock
(cost $2,275,668) 2,111,655
Shares Common Stock < .01% Value
Communications Services  <0.1%
74 Tripadvisor, Inc.
k
1,077
Total 1,077
Financials  <0.1%
428 AGNC Investment Corporation 4,588
236 Annaly Capital Management, Inc. 5,277
445 Apollo Commercial Real Estate
Finance, Inc. 4,308
28 Blackstone Mortgage Trust, Inc. 536
224 Chimera Investment Corporation 2,784
3 Encore Capital Group, Inc.
k
163
761 Rithm Capital Corporation 8,295
Total 25,951
Health Care  <0.1%
38 BioMarin Pharmaceutical, Inc.
k
2,258
Total 2,258
Information Technology  <0.1%
19 RingCentral, Inc.
k
549
Total 549
Total Common Stock
(cost $30,504) 29,835
Shares or
Principal
Amount Short-Term Investments 5.4% Value
Federal Home Loan Bank Discount
Notes
100,000 3.570%, 3/20/2026
l,m
99,228
State Street Institutional U.S.
Government Money Market
Fund
8,242,152 3.740%
l
8,242,152
Thrivent Core Short-Term Reserve
Fund
75,000 4.050% 750,000

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  5.4% Value
U.S. Treasury Bills
200,000 3.863%, 1/8/2026
l,n
$ 199,884
Total Short-Term Investments
(cost $9,291,228) 9,291,264
Total Investments (cost
$179,299,034) 103.9% $178,936,790
Other Assets and Liabilities, Net
(3.9%) (6,684,602)
Total Net Assets 100.0% $172,252,188
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $70,577,593 or
41.0% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2025.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2025.
i Defaulted security.  Interest is not being accrued.
j Denotes investments purchased on a when-issued or
delayed-delivery basis.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Portfolio as of December 31, 2025 was $45,240 or
0.03% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of December 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 70,948
Credit Suisse Group AG  8/24/2015 118,598
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multisector Bond Portfolio as of December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 1,938,645
Common Stock 403,939
Total lending $2,342,584
Gross amount payable upon return of
collateral for securities loaned $2,407,704
Net amounts due to counterparty $65,120
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,102,235
Gross unrealized depreciation (4,571,714)
Net unrealized appreciation (depreciation) $ (1,469,479)
Cost for federal income tax purposes $ 180,412,588

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Multisector Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 19,274,609 – 19,274,609 –
Basic Materials 2,137,983 – 2,137,983 –
Capital Goods 5,397,878 – 5,397,878 –
Collateralized Mortgage Obligations 21,917,818 – 21,917,818 –
Commercial Mortgage-Backed Securities 2,637,168 – 2,637,168 –
Communications Services 6,155,043 – 6,155,043 –
Consumer Cyclical 7,758,684 – 7,758,684 –
Consumer Non-Cyclical 8,230,754 – 8,230,754 –
Energy 7,025,793 – 7,025,793 –
Financials 19,192,453 – 19,192,453 –
Foreign Government 116,666 – 116,666 –
Mortgage-Backed Securities 22,309,679 – 22,309,679 –
Technology 6,145,786 – 6,145,786 –
Transportation 1,647,613 – 1,647,613 –
U.S. Government & Agencies 10,510,500 – 10,510,500 –
Utilities 5,537,534 – 5,537,534 –
Registered Investment Companies
U.S. Unaffiliated 3,523,993 3,523,993 – –
Preferred Stock
Basic Materials 72,456 72,456 – –
Capital Goods 184,943 184,943 – –
Communications Services 96,556 96,556 – –
Financials 1,449,849 1,449,849 – –
Technology 123,018 123,018 – –
Utilities 184,833 184,833 – –
Common Stock
Communications Services 1,077 1,077 – –
Financials 25,951 25,951 – –
Health Care 2,258 2,258 – –
Information Technology 549 549 – –
Short-Term Investments 8,541,264 8,242,152 299,112 –
Subtotal Investments in Securities $160,202,708 $13,907,635 $146,295,073 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 15,576,378
Collateral Held for Securities Loaned 2,407,704
Affiliated Short-Term Investments 750,000
Subtotal Other Investments $18,734,082
Total Investments at Value $178,936,790
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Multisector Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 19,831 19,831 – –
Total Asset Derivatives $19,831 $19,831 $– $–
Liability Derivatives
Futures Contracts 6,541 6,541 – –
Credit Default Swaps 6,971 – 6,971 –
Total Liability Derivatives $13,512 $6,541 $6,971 $–

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Multisector Bond Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$99,228 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 16 March 2026 $ 1,755,416 ( $ 6,541)
Total Futures Long Contracts $ 1,755,416 ( $ 6,541)
CBOT 10-Yr. U.S. Treasury Note (3) March 2026 ( $ 340,523) $ 3,210
CBOT U.S. Long Bond (4) March 2026 (467,336) 4,961
CME Ultra Long Term U.S. Treasury Bond (3) March 2026 (360,436) 6,437
Ultra 10-Yr. U.S. Treasury Note (4) March 2026 (465,286) 5,223
Total Futures Short Contracts ( $ 1,633,581) $19,831
Total Futures Contracts $ 121,835 $13,290
The following table presents Multisector Bond Portfolio's credit default swap contracts held as of December 31, 2025. Investments totaling
$199,884 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 2,200,000 $ – ( $ 6,971) ( $ 6,971)
Total Credit Default Swaps $– ($6,971) ($6,971)
1 As the buyer of protection, Multisector Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Multisector Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 19,831
Total Interest Rate Contracts 19,831
Total Asset Derivatives $19,831
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,541
Total Interest Rate Contracts 6,541
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 6,971
Total Credit Contracts 6,971
Total Liability Derivatives $13,512
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Multisector Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (56,787)
Total Interest Rate Contracts
(56,787)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (136,324)
Total Credit Contracts
(136,324)
Total ($193,111)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Multisector Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 29,434
Total Interest Rate Contracts 29,434
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 16,795
Total Credit Contracts 16,795
Total $46,229
The following table presents Multisector Bond Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $1,992,619
Futures - Short (766,131)
Credit Contracts
Credit Default Swaps - Buy Protection (150,150)

Multisector Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $16,533 $922 $3,180 $15,576 1,760 9.0%
Total U.S. Affiliated Registered Investment
Companies 16,533 15,576 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 3,654 7,787 10,691 750 75 0.4
Total Affiliated Short-Term Investments 3,654 750 0.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,181 52,001 54,774 2,408 2,408 1.4
Total Collateral Held for Securities Loaned 5,181 2,408 1.4
Total Value $25,368 $18,734
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($441) $1,742 $ – $922
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 2 (2) – 23
Total Income/Non Cash Income from Affiliated
Investments $945
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total Value ($439) $1,740 $ –

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.3% Value
Communications Services  0.1%
24,914 Uniti Group, Inc.
a
$ 174,647
Total 174,647
Consumer Discretionary  0.2%
3,089 Caesars Entertainment, Inc.
a
72,251
239 Hilton Worldwide Holdings, Inc. 68,653
487 Hyatt Hotels Corporation 78,076
Total 218,980
Data Center REITs  8.9%
33,148 Digital Realty Trust, Inc. 5,128,327
8,741 Equinix, Inc. 6,697,005
Total 11,825,332
Diversified REITs  2.0%
1,052 Alpine Income Property Trust, Inc. 17,590
22,833 Broadstone Net Lease, Inc. 396,609
11,849 CTO Realty Growth, Inc. 218,140
23,252 Essential Properties Realty Trust,
Inc. 689,654
9,401 Gladstone Commercial
Corporation 100,309
20,144 WP Carey, Inc. 1,296,468
Total 2,718,770
Financials  0.1%
5,597 DigitalBridge Group, Inc. 85,858
Total 85,858
Health Care REITs  16.4%
1,961 Alexandria Real Estate Equities,
Inc. 95,971
21,313 American Healthcare REIT, Inc. 1,002,990
19,961 CareTrust REIT, Inc. 721,790
13,381 Community Healthcare Trust, Inc. 219,716
3,143 Global Medical REIT, Inc. 106,045
31,379 Healthcare Realty Trust, Inc. 531,874
63,588 Healthpeak Properties, Inc. 1,022,495
2,521 LTC Properties, Inc. 86,672
35,953 Medical Properties Trust, Inc. 179,765
3,700 National Health Investors, Inc. 282,569
27,327 Omega Healthcare Investors, Inc. 1,211,679
28,531 Sabra Health Care REIT, Inc. 540,377
2,597 Sila Realty Trust, Inc. 60,536
44,862 Ventas, Inc. 3,471,421
65,896 Welltower, Inc. 12,230,957
Total 21,764,857
Hotel & Resort REITs  1.8%
12,852 DiamondRock Hospitality
Company 115,154
63,373 Host Hotels & Resorts, Inc. 1,123,603
13,705 Park Hotels & Resorts, Inc. 143,354
5,716 Pebblebrook Hotel Trust 64,705
12,406 RLJ Lodging Trust 92,425
5,721 Ryman Hospitality Properties 541,321
23,426 Sunstone Hotel Investors, Inc. 209,428
4,755 Xenia Hotels & Resorts, Inc. 67,236
Total 2,357,226
Industrial REITs  13.3%
7,243 EastGroup Properties, Inc. 1,290,268
Shares Common Stock  99.3% Value
Industrial REITs  13.3% - continued
17,874 First Industrial Realty Trust, Inc. $ 1,023,644
204,131 Industrial Logistics Properties Trust 1,130,886
4,750 Innovative Industrial Properties,
Inc. 224,960
7,621 LXP Industrial Trust 377,849
1,108 Plymouth Industrial REIT, Inc. 24,243
89,983 Prologis, Inc. 11,487,230
22,115 Rexford Industrial Realty, Inc. 856,293
20,399 STAG Industrial, Inc. 749,867
9,242 Terreno Realty Corporation 542,598
Total 17,707,838
Industrials  0.1%
641 Vertiv Holdings Company 103,848
Total 103,848
Information Technology  0.1%
3,146 Applied Digital Corporation
a
77,140
Total 77,140
Mortgage REITs  2.7%
11,191 Adamas Trust, Inc. 81,694
59,237 AGNC Investment Corporation 635,021
32,461 Annaly Capital Management, Inc. 725,828
10,147 Apollo Commercial Real Estate
Finance, Inc. 98,223
19,602 Arbor Realty Trust, Inc. 152,111
13,586 Ares Commercial Real Estate
Corporation 64,941
19,406 ARMOUR Residential REIT, Inc. 343,292
7,434 Blackstone Mortgage Trust, Inc. 142,212
19,354 Dynex Capital, Inc. 271,150
7,611 Ellington Financial, Inc. 103,357
10,136 Franklin BSP Realty Trust, Inc. 101,664
14,928 Invesco Mortgage Capital, Inc. 125,544
7,139 Ladder Capital Corporation 78,458
25,598 Orchid Island Capital, Inc. 184,306
5,963 PennyMac Mortgage Investment
Trust 74,836
17,400 Rithm Capital Corporation 189,660
15,099 Starwood Property Trust, Inc. 271,933
Total 3,644,230
Multi-Family Residential REITs  8.7%
3,879 Apartment Investment and
Management Company 23,041
13,521 AvalonBay Communities, Inc. 2,451,492
10,767 Camden Property Trust 1,185,231
1,947 Centerspace 129,904
35,923 Equity Residential 2,264,586
6,298 Essex Property Trust, Inc. 1,648,061
21,064 Independence Realty Trust, Inc. 368,199
10,885 Mid-America Apartment
Communities, Inc. 1,512,035
5,597 NexPoint Residential Trust, Inc. 168,470
48,453 UDR, Inc. 1,777,256
Total 11,528,275
Office REITs  1.3%
4,926 BXP, Inc. 332,406
8,716 COPT Defense Properties 242,305
23,128 Cousins Properties, Inc. 596,240
6,419 Postal Realty Trust, Inc. 103,603

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.3% Value
Office REITs  1.3% - continued
15,275 Vornado Realty Trust $ 508,352
Total 1,782,906
Other Specialized REITs  6.6%
8,673 EPR Properties 432,783
8,701 Four Corners Property Trust, Inc. 200,645
25,037 Gaming and Leisure Properties,
Inc. 1,118,903
27,836 Iron Mountain, Inc. 2,308,996
7,907 Lamar Advertising Company 1,000,868
12,767 Millrose Properties, Inc. 381,350
15,721 Outfront Media, Inc. 378,876
2,075 Safehold, Inc. 28,407
101,915 VICI Properties, Inc. 2,865,850
Total 8,716,678
Real Estate Services  1.1%
5,262 CBRE Group, Inc.
a
846,077
3,517 Compass, Inc.
a
37,175
3,817 CoStar Group, Inc.
a
256,655
618 Jones Lang LaSalle, Inc.
a
207,938
898 Zillow Group, Inc., Class C
a
61,262
Total 1,409,107
Retail REITs  14.3%
9,752 Acadia Realty Trust 200,306
13,329 Agree Realty Corporation 960,088
34,319 Brixmor Property Group, Inc. 899,844
9,191 Curbline Properties Corporation 213,323
7,664 Federal Realty Investment Trust 772,531
8,464 Getty Realty Corporation 231,660
6,936 InvenTrust Properties Corporation 195,664
62,009 Kimco Realty Corporation 1,256,922
18,311 Kite Realty Group Trust 438,915
26,220 NetSTREIT Corporation 462,521
18,746 NNN REIT, Inc. 742,904
10,396 Phillips Edison and Company, Inc. 369,786
88,184 Realty Income Corporation 4,970,932
16,693 Regency Centers Corporation 1,152,318
31,260 Simon Property Group, Inc. 5,786,539
11,202 Tanger, Inc. 373,811
Total 19,028,064
Self-Storage REITs  5.9%
28,154 CubeSmart 1,014,952
20,206 Extra Space Storage, Inc. 2,631,225
15,157 Public Storage 3,933,242
7,500 Smartstop Self Storage REIT, Inc. 232,050
Total 7,811,469
Single-Family Residential REITs  4.5%
40,535 American Homes 4 Rent 1,301,173
19,980 Equity Lifestyle Properties, Inc. 1,210,988
64,254 Invitation Homes, Inc. 1,785,619
11,428 Sun Communities, Inc. 1,416,043
14,956 UMH Properties, Inc. 237,950
Total 5,951,773
Telecom Tower REITs  9.8%
45,262 American Tower Corporation 7,946,649
34,131 Crown Castle, Inc. 3,033,222
Shares Common Stock  99.3% Value
Telecom Tower REITs  9.8% - continued
10,141 SBA Communications Corporation $ 1,961,574
Total 12,941,445
Timber REITs  1.4%
5,808 PotlatchDeltic Corporation 231,042
67,981 Weyerhaeuser Company 1,610,470
Total 1,841,512
Total Common Stock
(cost $97,550,546) 131,689,955
Shares or
Principal
Amount Short-Term Investments 0.4% Value
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.790%, 1/26/2026
b,c
99,747
State Street Institutional U.S.
Government Money Market
Fund
389,911 3.740%
b
389,911
Total Short-Term Investments
(cost $489,648) 489,658
Total Investments (cost
$98,040,194) 99.7% $132,179,613
Other Assets and Liabilities, Net
0.3% 384,885
Total Net Assets 100.0% $132,564,498
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 33,745,761
Gross unrealized depreciation (623,225)
Net unrealized appreciation (depreciation) $ 33,122,536
Cost for federal income tax purposes $ 99,047,386

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 174,647 174,647 – –
Consumer Discretionary 218,980 218,980 – –
Data Center REITs 11,825,332 11,825,332 – –
Diversified REITs 2,718,770 2,718,770 – –
Financials 85,858 85,858 – –
Health Care REITs 21,764,857 21,764,857 – –
Hotel & Resort REITs 2,357,226 2,357,226 – –
Industrial REITs 17,707,838 17,707,838 – –
Industrials 103,848 103,848 – –
Information Technology 77,140 77,140 – –
Mortgage REITs 3,644,230 3,644,230 – –
Multi-Family Residential REITs 11,528,275 11,528,275 – –
Office REITs 1,782,906 1,782,906 – –
Other Specialized REITs 8,716,678 8,716,678 – –
Real Estate Services 1,409,107 1,409,107 – –
Retail REITs 19,028,064 19,028,064 – –
Self-Storage REITs 7,811,469 7,811,469 – –
Single-Family Residential REITs 5,951,773 5,951,773 – –
Telecom Tower REITs 12,941,445 12,941,445 – –
Timber REITs 1,841,512 1,841,512 – –
Short-Term Investments 489,658 389,911 99,747 –
Subtotal Investments in Securities $132,179,613 $132,079,866 $99,747 $–
Total Investments at Value $132,179,613
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 9,691 9,691 – –
Total Liability Derivatives $9,691 $9,691 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$99,747 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 26 March 2026 $ 905,716 ( $ 9,691)
Total Futures Long Contracts $ 905,716 ( $ 9,691)
Total Futures Contracts $ 905,716 ($9,691)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Real Estate Securities
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,691
Total Equity Contracts 9,691
Total Liability Derivatives $9,691
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 93,049
Total Equity Contracts
93,049
Total $93,049
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 25,170
Total Equity Contracts 25,170
Total $25,170
The following table presents Real Estate Securities Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $995,620

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $1,637 $1,299 $2,936 $– – –
Total Affiliated Short-Term Investments 1,637 – –
Total Value $1,637 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $8
Total Income/Non Cash Income from Affiliated
Investments $8
Total Value $– $– $ –

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.5% Value
Asset-Backed Securities  13.4%
ACHV ABS Trust
$ 174,510
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 175,357
521,889
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
524,802
Affirm Asset Securitization Trust
137,229
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
137,270
Affirm Master Trust
2,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
2,524,874
Annisa CLO, Ltd.
1,500,000
5.384%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
1,500,356
Auxilior Term Funding, LLC
288,049
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
288,612
Avis Budget Rental Car Funding
AESOP, LLC
810,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
823,400
3,500,000
4.400%,  2/20/2032, Ser.
2025-4A, Class A
a
3,480,269
Carlyle Global Market Strategies
CLO, Ltd.
2,100,000
5.084%,  (TSFR3M +
1.200%), 1/20/2032, Ser.
2015-5A, Class A2R4
a,b
2,100,250
CarVal CLO I, Ltd.
2,800,000
5.744%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
2,801,952
CarVal CLO III, Ltd.
3,000,000
5.284%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
2,991,234
Chenango Park CLO, Ltd.
2,180,000
5.705%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
2,181,759
Commonbond Student Loan Trust
120,899
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
116,308
182,654
4.346%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
180,772
Dryden 61 CLO, Ltd.
1,750,000
5.462%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
1,752,154
Dryden 72 CLO, Ltd.
1,100,000
5.502%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,102,082
Education Funding Trust
653,765
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
629,256
Enterprise Fleet Financing, LLC
1,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
1,523,732
Principal
Amount Long-Term Fixed Income  99.5% Value
Asset-Backed Securities  13.4% - continued
Ford Credit Floorplan Master
Owner Trust A
$ 1,500,000
4.400%,  9/15/2031, Ser.
2024-4, Class A
a
$ 1,516,515
Foundation Finance Trust
588,698
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
561,839
1,430,094
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
1,492,370
GMAC Mortgage Corporation
Loan Trust
24,979
4.346%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
11,541
GSAA Home Equity Trust
90,375
5.796%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
162,266
844,141
4.105%,  8/25/2034, Ser.
2004-10, Class M2
b
779,866
Hertz Vehicle Financing III, LLC
975,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
978,166
950,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
969,871
2,355,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
2,382,203
1,350,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
1,371,187
KKR Static CLO I, Ltd.
751,180
4.864%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
750,378
1,500,000
5.334%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,494,414
Lendbuzz Securitization Trust
1,235,246
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
1,235,305
M&T Bank Auto Receivables Trust
1,000,000
4.890%,  7/15/2032, Ser.
2025-1A, Class A4
a
1,021,023
Madison Park Funding XXIV, Ltd.
121,747
5.434%,  (TSFR3M +
1.550%), 10/20/2029, Ser.
2016-24A, Class BR2
a,b
121,794
Madison Park Funding XXXIX, Ltd.
2,500,000
5.607%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
2,501,250
Marathon CLO, Ltd.
2,250,000
5.455%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
2,250,331
MFA Trust
853,188
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
854,382
National Collegiate Trust
307,324
4.401%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
301,197

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Asset-Backed Securities  13.4% - continued
Navient Student Loan Trust
$ 1,107,244
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
$ 1,089,761
Neuberger Berman Loan Advisers
CLO 35, Ltd.
2,085,080
4.934%,  (TSFR3M +
1.050%), 1/19/2033, Ser.
2019-35A, Class ARR
a,b
2,084,496
Octane Receivables Trust
551,193
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
555,778
OneMain Financial Issuance Trust
2,686,561
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
2,644,500
OZLM XIV, Ltd.
2,000,000
5.745%,  (TSFR3M +
1.840%), 1/15/2038, Ser.
2015-14A, Class A2R3
a,b
2,004,686
OZLM XVII, Ltd.
2,800,000
5.884%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
2,796,534
Pagaya AI Debt Grantor Trust
527,827
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
529,765
1,251,963
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
1,257,607
1,849,626
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
1,865,956
1,800,000
4.497%,  4/15/2033, Ser.
2025-6, Class A2
a
1,801,270
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,487,056
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,494,407
Palmer Square Loan Funding, Ltd.
1,710,265
4.955%,  (TSFR3M +
1.050%), 10/15/2032, Ser.
2024-1A, Class A1
a,b
1,710,229
1,250,000
5.355%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
1,251,199
2,000,000
5.355%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
1,995,364
2,000,000
5.052%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
1,998,400
2,250,000
5.688%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b
2,250,657
1,500,000
4.660%,  (TSFR3M +
0.950%), 1/15/2034, Ser.
2025-3A, Class A1
a,b
1,498,887
PPM CLO 2, Ltd.
3,750,000
5.394%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
3,750,881
PRET, LLC
1,025,374
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,d
1,028,231
652,056
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
655,238
Principal
Amount Long-Term Fixed Income  99.5% Value
Asset-Backed Securities  13.4% - continued
PRPM, LLC
$ 2,401,189
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,d
$ 2,403,119
SoFi Consumer Loan Program
Trust
442,646
4.240%,  8/25/2035, Ser.
2025-4, Class A
a
443,113
Terwin Mortgage Trust
378,105
5.346%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
378,122
Tesla Lease Electric Vehicle
Securitization, LLC
1,592,142
4.370%,  5/21/2029, Ser.
2025-A, Class A4
a
1,603,379
Towd Point Asset Trust
552,284
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
538,382
Trinitas CLO XVI, Ltd.
2,200,000
5.014%,  (TSFR3M +
1.130%), 7/20/2034, Ser.
2021-16A, Class A1R
a,b
2,199,593
VOLT CII, LLC
434,049
5.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a
434,008
Total 87,853,899
Basic Materials  0.7%
Eastman Chemical Company
1,100,000 5.000%,  8/1/2029 1,122,252
Georgia-Pacific, LLC
825,000 4.400%,  6/30/2028
a
834,782
Glencore Funding, LLC
1,000,000 6.125%,  10/6/2028
a
1,049,053
International Flavors & Fragrances,
Inc.
196,000 1.832%,  10/15/2027
a
188,045
Mosaic Company
1,250,000 4.350%,  1/15/2029 1,253,560
Total 4,447,692
Capital Goods  2.2%
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,114,839
Amphenol Corporation
1,250,000 3.900%,  11/15/2028 1,248,626
Amrize Finance US, LLC
535,000 4.700%,  4/7/2028 541,182
BAE Systems plc
935,000 5.000%,  3/26/2027
a
946,197
Boeing Company
1,750,000 2.196%,  2/4/2026 1,746,669
650,000 6.259%,  5/1/2027 666,910
Deere Funding Canada
Corporation
1,400,000 4.150%,  10/9/2030 1,399,857
General Electric Company
725,000 4.300%,  7/29/2030 731,161
Howmet Aerospace, Inc.
1,100,000 3.000%,  1/15/2029 1,066,974

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Capital Goods  2.2% - continued
Ingersoll Rand, Inc.
$ 250,000 5.400%,  8/14/2028 $ 258,421
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026 851,629
Sonoco Products Company
850,000 4.450%,  9/1/2026 851,683
Spirit AeroSystems, Inc.
1,925,000 4.600%,  6/15/2028 1,927,233
Veralto Corporation
1,100,000 5.500%,  9/18/2026 1,109,330
Total 14,460,711
Collateralized Mortgage Obligations  12.2%
A&D Mortgage Trust
2,031,281
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,d
2,043,045
1,382,230
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,387,566
ACRA Trust
1,792,961
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
1,803,440
Archwest Mortgage Trust
1,278,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,d
1,279,565
Banc of America Funding Trust
175,675
6.240%,  1/25/2035, Ser.
2004-D, Class 4A1
b
178,115
402,361
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 402,667
Bear Stearns ARM Trust
70,466
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
68,210
Bellemeade Re, Ltd.
848,533
5.424%,  (SOFR30A +
1.550%), 10/25/2035, Ser.
2025-1, Class M1A
a,b
848,727
CAFL Issuer, LLC
1,661,714
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
1,576,867
CFST Mortgage Trust
800,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
807,436
CHNGE Mortgage Trust
1,249,054
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,209,137
909,995
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
908,862
1,829,943
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,802,908
1,414,646
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
1,416,648
980,756
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
984,753
Citigroup Mortgage Loan Trust,
Inc.
405,796
5.356%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
393,010
Principal
Amount Long-Term Fixed Income  99.5% Value
Collateralized Mortgage Obligations  12.2% -
continued
COLT Mortgage Loan Trust
$ 1,562,093
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,d
$ 1,571,633
1,532,610
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,394,623
Countrywide Alternative Loan Trust
128,989
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 81,210
137,501
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 108,912
Credit Suisse Mortgage Capital
Certificates
2,302,106
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
2,026,472
Cross Mortgage Trust
1,881,766
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
1,897,563
Deephaven Residential Mortgage
Trust
1,731,310
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,628,150
1,834,444
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
1,632,143
Federal Home Loan Mortgage
Corporation - REMIC
238,762
5.500%,  7/25/2049, Ser.
5417, Class D 239,454
Federal National Mortgage
Association - REMIC
2,199,981
5.000%,  6/25/2051, Ser.
2025-69, Class E 2,220,859
1,213,634
4.000%,  7/25/2053, Ser.
2024-76, Class DA 1,205,143
Flagstar Mortgage Trust
1,207,049
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,096,989
GCAT Trust
1,296,407
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,191,508
904,570
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
911,574
GS Mortgage-Backed Securities
Trust
1,720,645
5.038%,  1/25/2066, Ser.
2025-DSC2, Class A1
a,d
1,723,819
1,456,509
5.000%,  4/25/2056, Ser.
2025-PJ10, Class A5
a,b
1,455,685
188,065
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
178,801
J.P. Morgan Alternative Loan Trust
464,429
4.996%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
345,922
J.P. Morgan Mortgage Trust
475,000
4.938%,  6/25/2056, Ser.
2025-12MPR, Class A1B
a,d
475,340
LHOME Mortgage Trust
1,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
1,252,449
2,000,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
2,013,456

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Collateralized Mortgage Obligations  12.2% -
continued
MFA Trust
$ 1,955,741
5.229%,  8/25/2070, Ser.
2025-NQM4, Class A1
a,b
$ 1,963,400
1,559,480
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
1,540,218
2,250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
2,258,560
Morgan Stanley Residential
Mortgage Loan Trust
1,076,740
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
1,084,302
2,044,570
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
2,057,101
1,355,862
5.216%,  9/25/2070, Ser.
2025-NQM8, Class A2
a,d
1,357,791
NYMT Loan Trust
1,179,792
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
1,186,792
1,483,566
5.254%,  10/25/2060, Ser.
2025-INV2, Class A2
a,d
1,489,348
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
1,002,924
1,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
1,513,482
OBX Trust
756,891
5.396%,  7/27/2065, Ser.
2025-NQM15, Class A2
a,d
759,428
Palisades Mortgage Loan Trust
194,958
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
194,958
PRET Trust
1,855,378
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,d
1,814,189
PRPM, LLC
1,639,613
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
1,621,040
868,665
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
869,009
932,593
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,d
933,962
RCO IX Mortgage, LLC
1,822,617
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
1,823,306
Roc Mortgage Trust
1,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
1,514,651
2,000,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,d
2,010,656
Toorak Mortgage Trust
2,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,d
2,760,517
1,200,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
1,205,547
TRK Trust
1,656,385
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
1,558,188
1,080,163
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
983,860
Verus Securitization Trust
1,129,247
5.623%,  5/25/2070, Ser.
2025-3, Class A1
a,d
1,140,810
Principal
Amount Long-Term Fixed Income  99.5% Value
Collateralized Mortgage Obligations  12.2% -
continued
$ 2,585,484
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,d
$ 2,599,720
984,399
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
885,282
Total 79,891,702
Commercial Mortgage-Backed Securities  3.2%
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,957,648
2,000,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class A
a
1,929,937
BANK
1,152,426
3.623%,  4/15/2052, Ser.
2019-BN17, Class ASB 1,144,635
500,000
4.467%,  8/15/2061, Ser.
2018-BN13, Class AS
b
496,097
BANK5
1,000,000
5.282%,  8/15/2063, Ser.
2025-5YR16, Class A3 1,032,632
Benchmark Mortgage Trust
1,775,000
5.075%,  9/15/2058, Ser.
2025-V17, Class A3 1,818,650
Home Partners of America Trust
2,014,941
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,974,066
Progress Residential Trust
2,358,468
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,328,689
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
2,116,244
Silver Hill Trust
107,443
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
107,058
Tricon Residential Trust
3,250,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
3,209,999
1,196,212
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
1,200,087
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,268,801
Total 20,584,543
Communications Services  2.3%
American Tower Corporation
500,000 1.450%,  9/15/2026 490,874
1,200,000 5.500%,  3/15/2028 1,234,643
AT&T, Inc.
1,000,000 4.700%,  8/15/2030 1,016,552
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,250,000 4.200%,  3/15/2028 1,243,779
1,025,000 6.100%,  6/1/2029 1,069,771
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 750,764
750,000 4.900%,  9/1/2029 761,634
Meta Platforms, Inc.
1,900,000 4.200%,  11/15/2030 1,904,015

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Communications Services  2.3% - continued
Rogers Communications, Inc.
$ 1,100,000 5.000%,  2/15/2029 $ 1,120,852
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,972,567
T-Mobile USA, Inc.
1,875,000 4.850%,  1/15/2029 1,915,128
WarnerMedia Holdings, Inc.
569,000 3.755%,  3/15/2027 565,172
Total 15,045,751
Consumer Cyclical  5.6%
Amazon.com, Inc.
1,400,000 3.900%,  11/20/2028 1,404,284
American Honda Finance
Corporation
1,000,000 4.900%,  7/9/2027 1,013,511
500,000 4.450%,  10/22/2027 504,283
1,200,000 5.650%,  11/15/2028 1,251,734
Daimler Truck Finance North
America, LLC
725,000 4.300%,  8/12/2027
a
728,127
Darden Restaurants, Inc.
1,000,000 4.350%,  10/15/2027 1,004,660
Denso Corporation
1,250,000 4.282%,  9/17/2030
a
1,249,231
Ford Motor Credit Company, LLC
600,000 5.125%,  11/5/2026 603,260
1,125,000 5.800%,  3/5/2027 1,139,012
1,500,000 5.113%,  5/3/2029 1,502,315
General Motors Company
850,000 5.350%,  4/15/2028 870,724
General Motors Financial
Company, Inc.
550,000 5.400%,  5/8/2027 559,007
1,100,000 5.350%,  7/15/2027 1,119,089
1,100,000 5.050%,  4/4/2028 1,120,275
1,000,000 5.800%,  1/7/2029 1,042,607
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,675,339
Hyundai Capital America
750,000 1.650%,  9/17/2026
a,e
737,712
1,100,000 5.300%,  3/19/2027
a
1,115,491
1,275,000 4.875%,  6/23/2027
a
1,288,710
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
747,761
Las Vegas Sands Corporation
935,000 5.900%,  6/1/2027 953,648
950,000 5.625%,  6/15/2028 974,030
Lennar Corporation
1,300,000 5.200%,  7/30/2030 1,336,483
McDonald's Corporation
700,000 4.800%,  8/14/2028 714,792
1,125,000 5.000%,  5/17/2029 1,157,831
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,751,080
Royal Caribbean Cruises, Ltd.
1,800,000 5.500%,  4/1/2028
a
1,832,244
Stellantis Finance US, Inc.
1,750,000 5.350%,  3/17/2028
a
1,783,077
Principal
Amount Long-Term Fixed Income  99.5% Value
Consumer Cyclical  5.6% - continued
Stellantis Financial Services US
Corporation
$ 425,000 5.400%,  9/15/2030
a
$ 431,549
Toyota Motor Credit Corporation
750,000 4.650%,  1/5/2029 763,637
640,000 4.950%,  1/9/2030 658,986
Uber Technologies, Inc.
1,400,000 4.150%,  1/15/2031 1,394,821
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,113,503
1,250,000 4.450%,  9/11/2027
a
1,253,613
Total 36,796,426
Consumer Non-Cyclical  6.2%
Altria Group, Inc.
365,000 4.875%,  2/4/2028 371,014
1,100,000 6.200%,  11/1/2028 1,161,701
Amgen, Inc.
825,000 5.150%,  3/2/2028 844,297
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,486,196
1,100,000 5.931%,  2/2/2029 1,154,261
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,266,534
Bunge, Ltd. Finance Corporation
1,300,000 4.100%,  1/7/2028 1,303,029
1,000,000 3.200%,  4/21/2031 940,990
Campbell's Company
370,000 5.300%,  3/20/2026 370,848
Cargill, Inc.
1,100,000 4.625%,  2/11/2028
a,e
1,116,196
600,000 4.125%,  10/23/2030
a
597,400
Cigna Group
1,425,000 4.500%,  9/15/2030 1,434,785
Conagra Brands, Inc.
1,250,000 4.850%,  11/1/2028 1,264,546
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
250,000 5.600%,  1/15/2031
a
252,274
CVS Health Corporation
1,500,000 5.400%,  6/1/2029 1,553,543
Eli Lilly & Company
1,250,000 4.000%,  10/15/2028 1,258,417
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,140,841
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,091,932
HCA, Inc.
1,400,000 5.000%,  3/1/2028 1,426,095
Illumina, Inc.
500,000 4.650%,  9/9/2026 501,604
Imperial Brands Finance plc
825,000 4.500%,  6/30/2028
a
831,643
Keurig Dr Pepper, Inc.
1,500,000 5.100%,  3/15/2027 1,516,618
Kraft Heinz Foods Company
1,500,000 3.000%,  6/1/2026 1,493,419

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Consumer Non-Cyclical  6.2% - continued
Mars, Inc.
$ 900,000 4.600%,  3/1/2028
a
$ 912,330
PepsiCo, Inc.
1,600,000 4.100%,  1/15/2029 1,608,768
Pfizer Investment Enterprises,
Private Ltd.
1,100,000 4.450%,  5/19/2028 1,114,584
Pfizer, Inc.
1,000,000 3.875%,  11/15/2027 1,003,279
Philip Morris International, Inc.
900,000 4.875%,  2/15/2028 917,275
1,500,000 4.125%,  4/28/2028 1,506,664
375,000 4.875%,  2/13/2029 383,851
Roche Holdings, Inc.
1,750,000 4.075%,  12/2/2030
a
1,745,554
Royalty Pharma plc
500,000 5.150%,  9/2/2029 513,844
1,775,000 4.450%,  3/25/2031 1,769,917
Sanofi SA
1,250,000 3.800%,  11/3/2028 1,250,983
Stryker Corporation
1,100,000 4.700%,  2/10/2028 1,115,698
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,621,995
Total 40,842,925
Energy  4.0%
APA Corporation
1,100,000 4.375%,  10/15/2028 1,097,679
BP Capital Markets America, Inc.
550,000 4.699%,  4/10/2029 560,639
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,505,256
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
933,497
740,000 6.042%,  8/15/2028
a
769,029
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,594,705
Diamondback Energy, Inc.
750,000 5.200%,  4/18/2027 760,840
Enbridge, Inc.
1,100,000 5.900%,  11/15/2026 1,115,904
Energy Transfer, LP
750,000 6.050%,  12/1/2026 762,035
1,100,000 5.250%,  7/1/2029 1,131,984
EOG Resources, Inc.
365,000 4.400%,  7/15/2028 369,081
Helmerich & Payne, Inc.
1,300,000 4.650%,  12/1/2027 1,310,074
Kinder Morgan, Inc.
700,000 5.100%,  8/1/2029 719,805
1,050,000 5.150%,  6/1/2030 1,085,697
MPLX, LP
1,100,000 1.750%,  3/1/2026 1,095,662
National Fuel Gas Company
900,000 5.500%,  3/15/2030 928,136
Occidental Petroleum Corporation
500,000 5.000%,  8/1/2027 509,121
Principal
Amount Long-Term Fixed Income  99.5% Value
Energy  4.0% - continued
ONEOK, Inc.
$ 500,000 5.550%,  11/1/2026 $ 505,384
1,000,000 4.250%,  9/24/2027 1,003,288
500,000 5.650%,  11/1/2028 519,291
Ovintiv, Inc.
1,200,000 5.375%,  1/1/2026 1,200,000
Phillips 66 Company
800,000 4.950%,  12/1/2027 812,752
Repsol E&P Capital Markets US,
LLC
525,000 4.805%,  9/16/2028
a
529,886
Schlumberger Holdings
Corporation
525,000 5.000%,  5/29/2027
a
531,884
Shell Finance US, Inc.
750,000 4.125%,  11/6/2030 749,902
South Bow USA Infrastructure
Holdings, LLC
700,000 4.911%,  9/1/2027 706,403
Var Energi ASA
450,000 5.875%,  5/22/2030
a
468,410
Williams Companies, Inc.
1,100,000 4.625%,  6/30/2030 1,110,766
Total 26,387,110
Financials  31.2%
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,b
1,116,883
AEGON Funding Company, LLC
1,125,000 5.500%,  4/16/2027
a,e
1,142,753
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
250,000 2.450%,  10/29/2026 246,602
900,000 6.100%,  1/15/2027 917,016
665,000 6.450%,  4/15/2027 683,118
1,075,000 4.625%,  9/10/2029 1,085,698
Ally Financial, Inc.
600,000 5.737%,  5/15/2029
b
615,234
American Express Company
1,250,000 5.098%,  2/16/2028
b
1,264,519
500,000 5.043%,  7/26/2028
b
508,440
1,100,000 4.731%,  4/25/2029
b
1,116,877
365,000 5.085%,  1/30/2031
b
376,225
American Homes 4 Rent, LP
425,000 4.950%,  6/15/2030 433,504
American International Group, Inc.
750,000 4.850%,  5/7/2030 768,647
Apollo Debt Solutions BDC
1,370,000 6.900%,  4/13/2029 1,436,484
Ares Capital Corporation
1,350,000 3.875%,  1/15/2026 1,349,897
800,000 2.150%,  7/15/2026 789,729
Ares Strategic Income Fund
600,000 5.700%,  3/15/2028 607,867
875,000 5.600%,  2/15/2030 878,873
Arthur J. Gallagher & Company
450,000 4.600%,  12/15/2027 454,673
450,000 4.850%,  12/15/2029 460,474
Associated Banc-Corp
700,000 6.455%,  8/29/2030
b
726,691

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Financials  31.2% - continued
Atlas Warehouse Lending
Company, LP
$ 950,000 4.625%,  11/15/2028
a
$ 953,565
AvalonBay Communities, Inc.
1,250,000 4.350%,  12/1/2030 1,252,643
Aviation Capital Group, LLC
725,000 4.750%,  4/14/2027
a
728,868
1,100,000 4.800%,  10/24/2030
a
1,100,416
Avolon Holdings Funding, Ltd.
401,000 2.125%,  2/21/2026
a
399,691
600,000 4.950%,  1/15/2028
a
607,035
1,050,000 5.375%,  5/30/2030
a
1,077,937
Banco Santander SA
600,000 4.175%,  3/24/2028
b
600,210
1,000,000 5.365%,  7/15/2028
b
1,019,270
600,000 4.551%,  11/6/2030 600,636
Bank of America Corporation
1,500,000 1.734%,  7/22/2027
b
1,480,865
Bank of Montreal
750,000 4.567%,  9/10/2027
b
752,806
Bank of New York Mellon
Corporation
750,000 6.317%,  10/25/2029
b
796,289
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,832,484
Bank of Nova Scotia
1,000,000 4.404%,  9/8/2028
b
1,005,117
1,050,000 4.043%,  9/15/2028
b
1,049,984
Barclays plc
1,100,000 6.496%,  9/13/2027
b
1,117,103
500,000 2.279%,  11/24/2027
b
491,954
550,000 5.674%,  3/12/2028
b
559,795
850,000 4.837%,  9/10/2028
b
859,972
1,100,000 5.086%,  2/25/2029
b
1,120,999
Blackstone Private Credit Fund
600,000 4.950%,  9/26/2027 603,240
1,050,000 5.050%,  9/10/2030 1,034,039
Blackstone Reg Finance
Company, LLC
600,000 4.300%,  11/3/2030 599,661
Blackstone Secured Lending Fund
900,000 5.350%,  4/13/2028 907,929
1,000,000 5.125%,  1/31/2031
e
987,549
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026 771,175
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 647,443
1,100,000 6.600%,  9/15/2029 1,131,286
Blue Owl Technology Finance
Corporation
1,800,000 3.750%,  6/17/2026
a
1,789,246
1,025,000 6.750%,  4/4/2029
e
1,048,359
BNP Paribas SA
1,300,000 1.323%,  1/13/2027
a,b
1,298,769
825,000 4.792%,  5/9/2029
a,b
834,163
850,000 5.176%,  1/9/2030
a,b
870,576
Boston Properties, LP
1,500,000 3.650%,  2/1/2026 1,498,898
BPCE SA
750,000 5.975%,  1/18/2027
a,b
750,451
Principal
Amount Long-Term Fixed Income  99.5% Value
Financials  31.2% - continued
Brown & Brown, Inc.
$ 725,000 4.600%,  12/23/2026
e
$ 728,613
550,000 4.900%,  6/23/2030 557,606
CaixaBank SA
1,100,000 4.634%,  7/3/2029
a,b
1,110,939
Canadian Imperial Bank of
Commerce
1,000,000 5.237%,  6/28/2027 1,018,951
1,100,000 4.857%,  3/30/2029
b
1,118,184
Capital One Financial Corporation
1,050,000 4.493%,  9/11/2031
b
1,048,460
Capital One NA
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,335,098
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,988,225
1,200,000 4.625%,  12/15/2029 1,163,932
Charles Schwab Corporation
1,250,000 4.000%,  6/1/2026
b,f
1,242,361
1,500,000 4.343%,  11/14/2031
b
1,497,760
Chubb INA Holdings, LLC
500,000 4.650%,  8/15/2029 511,046
Citadel Securities Global Holdings,
LLC
365,000 5.500%,  6/18/2030
a
374,584
Citadel, LP
1,450,000 6.000%,  1/23/2030
a
1,514,700
Citibank NA
850,000 4.876%,  11/19/2027
b
856,123
Citigroup, Inc.
1,025,000 4.643%,  5/7/2028
b
1,033,321
650,000 5.174%,  2/13/2030
b
666,998
1,400,000 4.503%,  9/11/2031
b
1,404,333
Citizens Financial Group, Inc.
900,000 5.253%,  3/5/2031
b
924,793
Commonwealth Bank of Australia/
New York, NY
1,050,000 4.150%,  10/1/2030 1,051,929
COPT Defense Properties, LP
450,000 2.250%,  3/15/2026 448,008
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 993,671
Corebridge Global Funding
1,425,000 4.650%,  8/20/2027
a
1,438,272
Cousins Properties, LP
1,000,000 5.250%,  7/15/2030 1,025,410
Credit Agricole SA
750,000 1.247%,  1/26/2027
a,b
748,426
1,000,000 4.631%,  9/11/2028
a,b
1,007,604
550,000 5.230%,  1/9/2029
a,b
561,608
725,000 6.316%,  10/3/2029
a,b
764,102
Credit Suisse Group AG
990,000 7.500%,  N/A
*,g
257,400
Deutsche Bank AG/New York, NY
700,000 4.999%,  9/11/2030
b
710,748
800,000 4.950%,  8/4/2031
b
808,088
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,550,000 5.950%,  9/17/2030
a
1,478,451

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Financials  31.2% - continued
EPR Properties
$ 1,875,000 4.950%,  4/15/2028 $ 1,888,642
F&G Global Funding
700,000 4.650%,  9/8/2028
a
704,445
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 199,844
First Horizon Bank
1,480,000 5.750%,  5/1/2030 1,528,959
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,243,725
Fortitude Group Holdings, LLC
1,400,000 6.250%,  4/1/2030
a
1,458,220
Franklin BSP Capital Corporation
1,000,000 6.000%,  10/2/2030
a
990,796
FS KKR Capital Corporation
2,000,000 3.400%,  1/15/2026 1,999,229
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,198,892
GATX Corporation
750,000 5.400%,  3/15/2027 760,685
Goldman Sachs Bank USA/New
York, NY
1,100,000 5.283%,  3/18/2027
b
1,102,752
Goldman Sachs BDC, Inc.
550,000 6.375%,  3/11/2027 561,448
Goldman Sachs Group, Inc.
1,250,000 3.615%,  3/15/2028
b
1,243,060
1,100,000 4.482%,  8/23/2028
b
1,107,718
950,000 4.153%,  10/21/2029
b
949,787
1,100,000 6.484%,  10/24/2029
b
1,166,535
650,000 5.218%,  4/23/2031
b
671,351
Goldman Sachs Private Credit
Corporation
450,000 5.875%,  5/6/2028
a,e
458,390
Healthcare Realty Holdings, LP
625,000 3.100%,  2/15/2030 593,695
Highwoods Realty, LP
1,059,000 4.200%,  4/15/2029 1,042,791
Host Hotels & Resorts, LP
650,000 4.250%,  12/15/2028 650,637
HPS Corporate Lending Fund
825,000 5.300%,  6/5/2027
a
830,017
950,000 4.900%,  9/11/2028
a
945,077
HSBC Holdings plc
850,000 5.130%,  11/19/2028
b
865,738
750,000 4.899%,  3/3/2029
b
760,947
HSBC USA, Inc.
1,475,000 4.650%,  6/3/2028 1,497,216
Huntington Bank Auto Credit-
Linked Notes
138,965
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
140,456
ING Groep NV
1,250,000 1.726%,  4/1/2027
b
1,242,188
1,000,000 4.017%,  3/28/2028
b
1,000,118
1,100,000 4.858%,  3/25/2029
b
1,116,457
JPMorgan Chase & Company
1,000,000 3.650%,  6/1/2026
b,f
994,365
1,150,000 5.571%,  4/22/2028
b
1,172,876
1,250,000 4.979%,  7/22/2028
b
1,268,620
Principal
Amount Long-Term Fixed Income  99.5% Value
Financials  31.2% - continued
$ 800,000 4.851%,  7/25/2028
b
$ 810,285
1,300,000 4.255%,  10/22/2031
b
1,296,056
KeyCorp
1,500,000 5.121%,  4/4/2031
b,e
1,540,521
KeyCorp Capital I
1,250,000
4.662%,  (TSFR3M +
1.002%), 7/1/2028
b
1,231,676
Lincoln Financial Global Funding
500,000 5.300%,  1/13/2030
a
517,232
Lloyds Banking Group plc
550,000 5.985%,  8/7/2027
b
556,062
1,125,000 5.462%,  1/5/2028
b
1,140,119
1,000,000 3.750%,  3/18/2028
b
996,346
600,000 5.087%,  11/26/2028
b
611,409
LPL Holdings, Inc.
900,000 5.200%,  3/15/2030 920,999
M&T Bank Corporation
750,000 3.500%,  9/1/2026
b,f
726,639
Macquarie AirFinance Holdings,
Ltd.
1,035,000 6.400%,  3/26/2029
a
1,084,573
700,000 5.150%,  3/17/2030
a
709,604
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a
1,122,435
Met Tower Global Funding
1,000,000 4.000%,  10/1/2027
a,e
1,002,051
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,139,066
Mitsubishi UFJ Financial Group,
Inc.
1,075,000 4.527%,  9/12/2031
b
1,080,789
Mizuho Financial Group, Inc.
1,275,000 4.711%,  7/8/2031
b
1,291,462
Morgan Stanley
1,125,000 5.652%,  4/13/2028
b
1,147,151
2,000,000 5.164%,  4/20/2029
b
2,045,019
465,000 5.449%,  7/20/2029
b
479,856
1,300,000 4.133%,  10/18/2029
b
1,299,581
Morgan Stanley Bank NA
1,150,000 4.447%,  10/15/2027
b
1,154,476
1,100,000 5.016%,  1/12/2029
b
1,120,223
Morgan Stanley Direct Lending
Fund
1,425,000 6.150%,  5/17/2029 1,463,344
National Bank of Canada
1,300,000 5.600%,  7/2/2027
b
1,309,687
NatWest Group plc
750,000 5.847%,  3/2/2027
b
752,006
NatWest Markets plc
1,250,000 4.174%,  11/6/2028
a
1,252,487
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,124,606
500,000 5.000%,  6/6/2029
a,e
513,092
Nomura Holdings, Inc.
750,000 2.329%,  1/22/2027 736,761
1,300,000 5.594%,  7/2/2027 1,327,929
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,124,385
Omega Healthcare Investors, Inc.
750,000 5.200%,  7/1/2030 763,262

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Financials  31.2% - continued
PNC Bank NA
$ 1,100,000 4.429%,  7/21/2028
b
$ 1,107,358
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
b,f
1,470,509
750,000 6.615%,  10/20/2027
b
764,957
925,000 5.582%,  6/12/2029
b
959,336
Principal Life Global Funding II
1,000,000 4.800%,  1/9/2028
a
1,013,313
Prudential Financial, Inc.
1,700,000 4.500%,  9/15/2047
b
1,682,298
Regions Financial Corporation
300,000 5.722%,  6/6/2030
b
312,758
RGA Global Funding
1,500,000 5.448%,  5/24/2029
a
1,551,967
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
1,300,000 3.625%,  3/1/2029
a
1,255,635
Royal Bank of Canada
1,000,000 4.510%,  10/18/2027
b
1,003,883
950,000 3.995%,  11/3/2028
b
950,623
1,075,000 4.498%,  8/6/2029
b
1,085,441
Santander Holdings USA, Inc.
750,000 2.490%,  1/6/2028
b,e
737,166
750,000 5.473%,  3/20/2029
b
766,455
Skandinaviska Enskilda Banken
AB
1,750,000 4.500%,  9/3/2030
a
1,757,310
Societe Generale SA
850,000 5.250%,  2/19/2027
a
859,660
1,000,000 5.500%,  4/13/2029
a,b
1,024,163
Standard Chartered plc
1,000,000 2.608%,  1/12/2028
a,b
984,236
750,000 5.688%,  5/14/2028
a,b
765,312
900,000 5.545%,  1/21/2029
a,b
923,471
State Street Corporation
1,300,000 5.684%,  11/21/2029
b
1,361,348
Sumitomo Mitsui Financial Group,
Inc.
1,100,000 5.716%,  9/14/2028 1,145,681
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,884,540
Toronto-Dominion Bank
1,450,000 4.861%,  1/31/2028 1,473,747
500,000 4.109%,  10/13/2028 501,217
Truist Bank
1,500,000 4.420%,  7/24/2028
b
1,508,592
Truist Financial Corporation
1,100,000 1.267%,  3/2/2027
b
1,094,461
1,275,000 5.071%,  5/20/2031
b
1,309,820
U.S. Bancorp
1,000,000 6.787%,  10/26/2027
b
1,021,858
500,000 4.548%,  7/22/2028
b
504,144
550,000 5.384%,  1/23/2030
b
569,628
1,000,000 5.100%,  7/23/2030
b
1,029,726
750,000 5.046%,  2/12/2031
b
770,363
UBS Group AG
3,350,000 1.305%,  2/2/2027
a,b
3,339,828
1,100,000 6.327%,  12/22/2027
a,b
1,122,894
875,000 6.850%,  9/10/2029
a,b,f
894,709
1,300,000 5.428%,  2/8/2030
a,b
1,344,490
Principal
Amount Long-Term Fixed Income  99.5% Value
Financials  31.2% - continued
USB Realty Corporation
$ 95,000
5.313%,  (TSFR3M +
1.409%), 1/15/2027
a,b,f
$ 75,609
Voya Global Funding
900,000 4.600%,  11/24/2030
a
904,417
Wells Fargo & Company
850,000 3.526%,  3/24/2028
b
844,474
1,000,000 5.707%,  4/22/2028
b
1,020,699
1,750,000 4.970%,  4/23/2029
b
1,782,575
1,100,000 5.574%,  7/25/2029
b
1,139,465
1,050,000 4.078%,  9/15/2029
b
1,049,157
Westpac New Zealand, Ltd.
1,500,000 5.132%,  2/26/2027
a
1,520,190
1,100,000 4.902%,  2/15/2028
a
1,119,827
Zions Bancorp NA
1,150,000 4.704%,  8/18/2028
b
1,149,998
Total 203,756,544
Foreign Government  0.4%
Eagle Funding Luxco SARL
875,000 5.500%,  8/17/2030
a
891,266
NBN Company, Ltd.
700,000 4.000%,  10/1/2027
a
698,416
800,000 4.150%,  9/16/2030
a
796,056
Total 2,385,738
Mortgage-Backed Securities  1.0%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
6,525,000 5.000%,  1/1/2038
h
6,608,051
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
46,335
6.001%,  (RFUCCT1Y +
1.501%), 1/1/2043
b
47,706
Total 6,655,757
Technology  4.4%
Broadcom, Inc.
1,000,000 4.150%,  2/15/2028 1,003,385
1,000,000 4.800%,  4/15/2028 1,017,922
1,350,000 5.050%,  7/12/2029 1,389,929
1,275,000 4.200%,  10/15/2030 1,274,030
Dell International, LLC/EMC
Corporation
1,050,000 4.750%,  4/1/2028 1,064,955
Equinix Europe 2 Financing
Corporation, LLC
1,500,000 4.600%,  11/15/2030 1,504,521
Fiserv, Inc.
1,100,000 5.150%,  3/15/2027 1,111,522
1,100,000 5.450%,  3/2/2028 1,126,387
1,800,000 4.550%,  2/15/2031 1,781,476
Foundry JV Holdco, LLC
2,000,000 5.500%,  1/25/2031
a
2,064,389
Hewlett Packard Enterprise
Company
350,000 4.450%,  9/25/2026 351,004
1,400,000 4.400%,  10/15/2030 1,395,717

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Technology  4.4% - continued
International Business Machines
Corporation
$ 750,000 4.650%,  2/10/2028 $ 761,006
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 1,001,390
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029 356,846
Molex Electronic Technologies,
LLC
950,000 4.750%,  4/30/2028
a
960,361
Oracle Corporation
1,100,000 4.500%,  5/6/2028 1,099,777
900,000 4.800%,  8/3/2028 904,481
875,000 4.200%,  9/27/2029 857,549
700,000 4.450%,  9/26/2030 684,835
Paychex, Inc.
325,000 5.100%,  4/15/2030 334,592
PayPal Holdings, Inc.
500,000 4.450%,  3/6/2028 505,931
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,266,433
Qualcomm, Inc.
825,000 4.500%,  5/20/2030 838,623
Roper Technologies, Inc.
1,075,000 4.500%,  10/15/2029 1,085,146
SK Hynix, Inc.
750,000 5.500%,  1/16/2027
a
760,238
Synopsys, Inc.
700,000 4.550%,  4/1/2027 704,959
Verisk Analytics, Inc.
360,000 4.500%,  8/15/2030 362,724
Total 28,570,128
Transportation  1.1%
Air Canada
1,875,000 3.875%,  8/15/2026
a
1,866,064
Delta Air Lines, Inc.
1,100,000 4.950%,  7/10/2028 1,119,781
370,000 5.250%,  7/10/2030 380,200
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
768,227
Ryder System, Inc.
925,000 4.850%,  6/15/2030 943,660
United Airlines, Inc.
1,875,000 4.375%,  4/15/2026
a
1,872,658
Total 6,950,590
U.S. Government & Agencies  8.6%
U.S. Treasury Notes
12,000,000 3.500%,  9/30/2026 11,991,219
7,500,000 3.500%,  10/31/2027 7,501,758
14,250,000 3.875%,  7/15/2028 14,370,234
14,500,000 4.000%,  10/31/2029 14,689,746
7,800,000 3.500%,  11/30/2030 7,721,391
Total 56,274,348
Utilities  3.0%
American Electric Power
Company, Inc.
1,050,000 5.800%,  3/15/2056
b
1,042,398
Principal
Amount Long-Term Fixed Income  99.5% Value
Utilities  3.0% - continued
$ 745,000 5.200%,  1/15/2029 $ 767,869
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,134,824
DTE Energy Company
900,000 4.950%,  7/1/2027 911,853
950,000 5.100%,  3/1/2029 973,508
Duke Energy Carolinas, LLC
1,000,000 4.850%,  3/15/2030 1,029,534
Evergy Kansas Central, Inc.
650,000 4.700%,  3/13/2028 659,930
Eversource Energy
1,100,000 5.450%,  3/1/2028 1,127,518
Exelon Corporation
725,000 5.150%,  3/15/2028 740,695
Georgia Power Company
1,100,000 4.650%,  5/16/2028 1,117,218
875,000 4.000%,  10/1/2028 879,839
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.750%,  2/7/2028 1,116,679
1,100,000 4.800%,  3/15/2028 1,120,051
Nevada Power Company
725,000 6.250%,  5/15/2055
b
733,153
NextEra Energy Capital Holdings,
Inc.
725,000 4.685%,  9/1/2027 733,615
900,000 5.050%,  3/15/2030 928,473
NiSource, Inc.
750,000 5.750%,  7/15/2056
b
754,858
Southern Company
900,000 4.000%,  1/15/2051
b
899,460
750,000 3.750%,  9/15/2051
b
739,380
Southern Power Company
400,000 4.250%,  10/1/2030 398,931
Vistra Operations Company, LLC
600,000 5.050%,  12/30/2026
a
604,280
Xcel Energy, Inc.
1,050,000 4.750%,  3/21/2028 1,063,610
Total 19,477,676
Total Long-Term Fixed Income
(cost $645,545,004) 650,381,540
Shares
Collateral Held for Securities
Loaned 1.2% Value
7,612,461 Thrivent Cash Management Trust 7,612,461
Total Collateral Held for
Securities Loaned
(cost $7,612,461) 7,612,461
Shares Preferred Stock 0.3% Value
Financials  0.3%
66,000 Citigroup Capital XIII, 10.470%
b
1,993,200
Total 1,993,200
Total Preferred Stock
(cost $1,821,600) 1,993,200

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 0.2% Value
Federal Home Loan Bank Discount
Notes
200,000 3.520%, 2/20/2026
i,j
$ 199,001
Federal National Mortgage
Association Discount Notes
100,000 3.605%, 3/2/2026
i,j
99,404
State Street Institutional U.S.
Government Money Market
Fund
1,233,610 3.740%
i
1,233,610
Total Short-Term Investments
(cost $1,532,032) 1,532,015
Total Investments (cost
$656,511,097) 101.2% $661,519,216
Other Assets and Liabilities, Net
(1.2%) (7,892,424)
Total Net Assets 100.0% $653,626,792
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $274,924,809 or
42.1% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2025.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Short-Term
Bond Portfolio as of December 31, 2025 was $257,400 or
0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of December 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Short-Term Bond Portfolio as of December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 7,369,139
Total lending $7,369,139
Gross amount payable upon return of
collateral for securities loaned $7,612,461
Net amounts due to counterparty $243,322
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 8,184,282
Gross unrealized depreciation (3,453,148)
Net unrealized appreciation (depreciation) $ 4,731,134
Cost for federal income tax purposes $ 656,760,149

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Short-Term Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 87,853,899 – 87,853,899 –
Basic Materials 4,447,692 – 4,447,692 –
Capital Goods 14,460,711 – 14,460,711 –
Collateralized Mortgage Obligations 79,891,702 – 79,891,702 –
Commercial Mortgage-Backed Securities 20,584,543 – 20,584,543 –
Communications Services 15,045,751 – 15,045,751 –
Consumer Cyclical 36,796,426 – 36,796,426 –
Consumer Non-Cyclical 40,842,925 – 40,842,925 –
Energy 26,387,110 – 26,387,110 –
Financials 203,756,544 – 203,756,544 –
Foreign Government 2,385,738 – 2,385,738 –
Mortgage-Backed Securities 6,655,757 – 6,655,757 –
Technology 28,570,128 – 28,570,128 –
Transportation 6,950,590 – 6,950,590 –
U.S. Government & Agencies 56,274,348 – 56,274,348 –
Utilities 19,477,676 – 19,477,676 –
Preferred Stock
Financials 1,993,200 1,993,200 – –
Short-Term Investments 1,532,015 1,233,610 298,405 –
Subtotal Investments in Securities $653,906,755 $3,226,810 $650,679,945 $–
Other Investments  * Total
Collateral Held for Securities Loaned 7,612,461
Subtotal Other Investments $7,612,461
Total Investments at Value $661,519,216
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Short-Term Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 27,933 27,933 – –
Total Liability Derivatives $27,933 $27,933 $– $–
The following table presents Short-Term Bond Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$298,405 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 225 March 2026 $ 47,005,472 ( $ 27,933)
Total Futures Long Contracts $ 47,005,472 ( $ 27,933)
Total Futures Contracts $ 47,005,472 ($27,933)

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Short-Term Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 27,933
Total Interest Rate Contracts 27,933
Total Liability Derivatives $27,933
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Short-Term Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (5,619)
Total Interest Rate Contracts
(5,619)
Total ($5,619)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Short-Term Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (27,933)
Total Interest Rate Contracts (27,933)
Total ($27,933)
The following table presents Short-Term Bond Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $14,784,238
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $10,000 $10,000 $– – –
Total Affiliated Short-Term Investments – – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,061 50,812 48,261 7,612 7,612 1.2%
Total Collateral Held for Securities Loaned 5,061 7,612 1.2
Total Value $5,061 $7,612

Short-Term Bond Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $205
Total Income/Non Cash Income from Affiliated
Investments $205
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 95.8% Value
Consumer Discretionary  10.3%
7,242 Boot Barn Holdings, Inc.
a
$ 1,277,996
18,985 Build-A-Bear Workshop, Inc. 1,163,211
14,291 Champion Homes, Inc.
a
1,207,590
9,694 Churchill Downs, Inc. 1,102,983
9,661 Installed Building Products, Inc. 2,505,967
8,066 SharkNinja, Inc.
a
902,585
7,267 Texas Roadhouse, Inc. 1,206,322
50,249 Universal Technical Institute, Inc.
a
1,313,006
5,149 Wingstop, Inc. 1,227,985
14,792 Wyndham Hotels & Resorts, Inc. 1,117,684
Total 13,025,329
Consumer Staples  2.4%
12,503 Chefs' Warehouse, Inc.
a
779,312
41,065 Vita Coco Company, Inc.
a
2,176,856
Total 2,956,168
Energy  0.9%
5,676 Gulfport Energy Corporation
a
1,180,551
Total 1,180,551
Financials  8.0%
8,742 Enova International, Inc.
a
1,374,242
7,664 Houlihan Lokey, Inc. 1,334,992
85,048 Old National Bancorp 1,897,421
27,768 Old Republic International
Corporation 1,267,332
22,766 Stock Yards Bancorp, Inc. 1,478,652
44,594 Triumph Financial, Inc.
a
2,792,922
Total 10,145,561
Health Care  16.8%
65,183 ADMA Biologics, Inc.
a
1,188,938
11,839 BridgeBio Pharma, Inc.
a
905,565
22,212 Bruker Corporation 1,046,407
14,501 Encompass Health Corporation 1,539,136
12,696 Guardant Health, Inc.
a
1,296,769
16,216 HealthEquity, Inc.
a
1,485,548
14,793 LeMaitre Vascular, Inc. 1,199,712
1,829 Medpace Holdings, Inc.
a
1,027,258
18,541 Merit Medical Systems, Inc.
a
1,634,204
8,299 Mirum Pharmaceuticals, Inc.
a
655,538
4,778 Penumbra, Inc.
a
1,485,528
7,153 Repligen Corporation
a
1,172,090
41,882 Stevanato Group SPA 842,666
41,863 Twist Bioscience Corporation
a
1,327,894
9,190 UFP Technologies, Inc.
a
2,040,456
29,562 Vericel Corporation
a
1,064,528
39,297 Waystar Holding Corporation
a
1,286,977
Total 21,199,214
Industrials  28.5%
3,749 Acuity, Inc. 1,349,790
8,273 Advanced Drainage Systems, Inc. 1,198,179
5,456 Applied Industrial Technologies,
Inc. 1,400,937
33,309 Atmus Filtration Technologies, Inc. 1,729,070
35,985 Barrett Business Services, Inc. 1,303,017
17,548 BWX Technologies, Inc. 3,032,996
13,667 Casella Waste Systems, Inc.
a
1,338,546
28,142 CECO Environmental Corporation
a
1,684,299
7,294 CRA International, Inc. 1,463,869
4,706 CSW Industrials, Inc. 1,381,352
Shares Common Stock  95.8% Value
Industrials  28.5% - continued
33,122 Enerpac Tool Group Corporation $ 1,266,585
9,844 EnPro, Inc. 2,107,896
17,998 Federal Signal Corporation 1,954,403
14,280 Huron Consulting Group, Inc.
a
2,469,155
16,900 Limbach Holdings, Inc.
a
1,315,665
9,532 Modine Manufacturing Company
a
1,272,617
7,653 Moog, Inc. 1,863,888
66,505 Mueller Water Products, Inc. 1,584,149
88,448 NPK International, Inc.
a
1,054,300
6,049 RBC Bearings, Inc.
a
2,712,553
4,383 Sterling Construction Company,
Inc.
a
1,342,206
5,120 WESCO International, Inc. 1,252,557
Total 36,078,029
Information Technology  25.3%
18,610 Agilysys, Inc.
a
2,211,612
13,367 Bel Fuse, Inc. 2,267,444
14,557 BlackLine, Inc.
a
804,857
43,297 Cognex Corporation 1,557,826
78,763 CompoSecure, Inc.
a
1,518,551
30,947 DigitalOcean Holdings, Inc.
a
1,489,170
6,336 Fabrinet
a
2,884,654
29,185 Gitlab, Inc.
a
1,095,313
8,041 Guidewire Software, Inc.
a
1,616,321
55,019 I3 Verticals, Inc.
a
1,385,929
8,914 Impinj, Inc.
a
1,551,125
2,783 InterDigital, Inc. 886,052
42,399 JFrog, Ltd.
a
2,648,242
19,964 Lattice Semiconductor
Corporation
a
1,468,951
6,956 Monday.com, Ltd.
a
1,026,427
7,968 Novanta, Inc.
a
948,112
9,926 Onto Innovation, Inc.
a
1,566,918
26,981 Pegasystems, Inc. 1,611,305
13,704 Rambus, Inc.
a
1,259,261
11,365 Silicon Laboratories, Inc.
a
1,485,405
10,828 TTM Technologies, Inc.
a
747,132
Total 32,030,607
Materials  1.4%
6,089 Balchem Corporation 933,809
41,342 Constellium SE
a
779,297
Total 1,713,106
Real Estate  2.2%
12,346 Colliers International Group, Inc. 1,814,986
16,789 Terreno Realty Corporation 985,682
Total 2,800,668
Total Common Stock
(cost $102,560,396) 121,129,233
Shares
Registered Investment
Companies   2.4% Value
U.S. Unaffiliated   2.4%
8,915 iShares Biotechnology ETF 1,504,585

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  2.4% Value
U.S. Unaffiliated   2.4%  - continued
12,724 State Street SPDR S&P Biotech
ETF $ 1,551,437
Total 3,056,022
Total Registered Investment
Companies (cost $2,978,312) 3,056,022
Shares or
Principal
Amount Short-Term Investments 2.2% Value
State Street Institutional U.S.
Government Money Market
Fund
2,720,196 3.740%
b
2,720,196
Total Short-Term Investments
(cost $2,720,196) 2,720,196
Total Investments (cost
$108,258,904) 100.4% $126,905,451
Other Assets and Liabilities, Net
(0.4%) (453,329)
Total Net Assets 100.0% $126,452,122
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 21,465,712
Gross unrealized depreciation (3,569,343)
Net unrealized appreciation (depreciation) $ 17,896,369
Cost for federal income tax purposes $ 109,009,082

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 13,025,329 13,025,329 – –
Consumer Staples 2,956,168 2,956,168 – –
Energy 1,180,551 1,180,551 – –
Financials 10,145,561 10,145,561 – –
Health Care 21,199,214 21,199,214 – –
Industrials 36,078,029 36,078,029 – –
Information Technology 32,030,607 32,030,607 – –
Materials 1,713,106 1,713,106 – –
Real Estate 2,800,668 2,800,668 – –
Registered Investment Companies
U.S. Unaffiliated 3,056,022 3,056,022 – –
Short-Term Investments 2,720,196 2,720,196 – –
Subtotal Investments in Securities $126,905,451 $126,905,451 $– $–
Total Investments at Value $126,905,451
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $3,650 $5,141 $8,791 $– – –
Total Affiliated Short-Term Investments 3,650 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 27,251 27,251 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $3,650 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $11
Total Income/Non Cash Income from Affiliated
Investments $11
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.7% Value
Communications Services  2.9%
24,610 Angi, Inc.
a
$ 318,207
3,176 Cable One, Inc. 358,412
55,821 CarGurus, Inc.
a
2,140,735
38,223 Cars.com, Inc.
a
466,321
70,906 Cinemark Holdings, Inc. 1,647,855
32,614 Cogent Communications Holdings 703,158
91,882 DoubleVerify Holdings, Inc.
a
1,051,130
53,346 Gogo, Inc.
a
248,592
44,799 IAC, Inc.
a
1,751,641
71,974 Iridium Communications, Inc. 1,250,908
28,090 John Wiley and Sons, Inc. 860,397
648,358 Lumen Technologies, Inc.
a
5,037,742
12,346 Madison Square Garden Sports
Corporation
a
3,193,293
38,996 QuinStreet, Inc.
a
560,372
15,536 Scholastic Corporation 460,332
31,309 Shenandoah Telecommunications
Company 361,932
17,403 Shutterstock, Inc. 332,397
110,668 TEGNA, Inc. 2,148,066
67,531 Telephone and Data Systems, Inc. 2,768,771
80,331 Tripadvisor, Inc.
a
1,169,619
123,187 Uniti Group, Inc.
a
863,541
40,141 Yelp, Inc.
a
1,219,885
27,146 Ziff Davis, Inc.
a
954,182
Total 29,867,488
Consumer Discretionary  13.1%
45,780 Academy Sports and Outdoors,
Inc. 2,287,169
18,945 Acushnet Holdings Corporation 1,512,190
54,421 Adient plc
a
1,043,251
24,963 Adtalem Global Education, Inc.
a
2,582,922
41,243 Advance Auto Parts, Inc. 1,620,850
81,559 American Axle & Manufacturing
Holdings, Inc.
a
522,793
108,213 American Eagle Outfitters, Inc. 2,853,577
13,358 Asbury Automotive Group, Inc.
a
3,106,136
14,523 BJ's Restaurants, Inc.
a
572,206
52,700 Bloomin' Brands, Inc. 325,159
20,947 Boot Barn Holdings, Inc.
a
3,696,517
30,531 Brinker International, Inc.
a
4,381,809
20,696 Buckle, Inc. 1,105,580
140,247 Caesars Entertainment, Inc.
a
3,280,377
100,902 CarMax, Inc.
a
3,898,853
25,045 Carter's, Inc. 812,209
5,363 Cavco Industries, Inc.
a
3,168,139
17,566 Century Communities, Inc. 1,042,542
38,382 Champion Homes, Inc.
a
3,243,279
31,508 Cheesecake Factory, Inc. 1,590,524
15,302 Cracker Barrel Old Country Store,
Inc. 388,671
80,282 Dana, Inc. 1,907,500
18,580 Dave & Buster's Entertainment,
Inc.
a,b
301,182
19,111 Dorman Products, Inc.
a
2,354,284
19,738 Dream Finders Homes, Inc.
a
337,520
15,912 Ethan Allen Interiors, Inc. 363,430
67,824 Etsy, Inc.
a
3,760,163
28,723 Fox Factory Holding Corporation
a
491,451
49,552 Frontdoor, Inc.
a
2,858,655
20,975 Gentherm, Inc.
a
762,861
25,527 G-III Apparel Group, Ltd. 739,262
13,489 Golden Entertainment, Inc. 366,766
20,954 Green Brick Partners, Inc.
a
1,312,978
Shares Common Stock  97.7% Value
Consumer Discretionary  13.1% - continued
8,500 Group 1 Automotive, Inc. $ 3,343,050
21,089 Guess ?, Inc. 353,241
15,562 Installed Building Products, Inc. 4,036,627
77,010 Kohl's Corporation 1,571,774
35,145 Kontoor Brands, Inc. 2,147,008
28,315 La-Z-Boy, Inc. 1,055,300
16,627 LCI Industries 2,017,520
93,062 Leggett & Platt, Inc. 1,023,682
13,955 LGI Homes, Inc.
a
599,507
175,879 LKQ Corporation 5,311,546
17,968 M/I Homes, Inc.
a
2,299,006
12,979 MarineMax, Inc.
a
314,481
19,028 Marriott Vacations Worldwide
Corporation 1,097,725
21,158 Matthews International Corporation 552,647
48,380 Meritage Homes Corporation 3,183,404
67,524 Mister Car Wash, Inc.
a
375,433
35,682 Mohawk Industries, Inc.
a
3,900,043
8,528 Monarch Casino & Resort, Inc. 816,130
20,628 Monro, Inc. 413,385
54,497 National Vision Holdings, Inc.
a
1,407,113
288,039 Newell Brands, Inc. 1,071,505
9,603 Oxford Industries, Inc. 328,423
22,531 Papa John's International, Inc. 867,218
22,865 Patrick Industries, Inc. 2,479,252
87,778 PENN Entertainment, Inc.
a
1,294,725
41,547 Perdoceo Education Corporation 1,218,573
26,416 Phinia, Inc. 1,656,019
14,770 Pursuit Attractions and Hospitality,
Inc.
a
497,454
33,354 Red Rock Resorts, Inc. 2,066,280
271,331 Sabre Corporation
a
369,010
66,994 Sally Beauty Holdings, Inc.
a
955,334
27,660 Shake Shack, Inc.
a
2,245,162
28,138 Signet Jewelers, Ltd. 2,332,077
69,725 Six Flags Entertainment
Corporation
a
1,069,581
10,194 Sonic Automotive, Inc. 630,601
83,060 Sonos, Inc.
a
1,458,534
14,361 Standard Motor Products, Inc. 529,203
49,927 Steven Madden, Ltd. 2,078,960
15,970 Strategic Education, Inc. 1,280,794
29,741 Stride, Inc.
a
1,931,083
96,028 Topgolf Callaway Brands
Corporation
a
1,120,647
59,062 Tri Pointe Homes, Inc.
a
1,858,681
129,753 Under Armour, Inc., Class A
a,b
644,872
81,327 Under Armour, Inc., Class C
a,b
390,370
18,742 United Parks & Resorts, Inc.
a,b
680,335
35,811 Upbound Group, Inc. 628,841
36,981 Urban Outfitters, Inc.
a
2,783,190
55,084 Victoria's Secret & Company
a
2,983,900
108,555 Wendy's Company 904,263
19,382 Winnebago Industries, Inc. 785,359
56,323 Wolverine World Wide, Inc. 1,022,262
17,308 XPEL, Inc.
a
863,842
Total 135,435,777
Consumer Staples  2.4%
23,085 Andersons, Inc. 1,227,430
31,327 Cal-Maine Foods, Inc. 2,492,689
5,570 Central Garden & Pet Company
a
179,076
35,469 Central Garden & Pet Company,
Class A
a
1,035,340
24,882 Chefs' Warehouse, Inc.
a
1,550,895

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.7% Value
Consumer Staples  2.4% - continued
31,928 Edgewell Personal Care Company $ 544,372
41,750 Energizer Holdings, Inc. 830,408
22,651 Fresh Del Monte Produce, Inc. 807,055
33,538 Freshpet, Inc.
a
2,043,470
67,433 Grocery Outlet Holding
Corporation
a
681,073
12,559 Interparfums, Inc. 1,065,380
10,702 J & J Snack Foods Corporation 967,140
6,217 John B. Sanfilippo & Son, Inc. 438,920
16,082 National Beverage Corporation
a
512,855
17,390 PriceSmart, Inc. 2,133,231
37,577 Reynolds Consumer Products, Inc. 861,265
63,126 Simply Good Foods Company
a
1,267,570
13,506 Tootsie Roll Industries, Inc.
b
494,725
30,537 TreeHouse Foods, Inc.
a
720,368
41,676 United Natural Foods, Inc.
a
1,403,231
17,124 Universal Corporation 903,291
25,537 Vital Farms, Inc.
a
815,652
9,296 WD-40 Company 1,830,382
Total 24,805,818
Energy  4.4%
120,502 Archrock, Inc. 3,135,462
52,820 Atlas Energy Solutions, Inc. 497,564
17,288 Bristow Group, Inc.
a
633,087
47,303 Cactus, Inc. 2,160,801
53,969 California Resources Corporation 2,412,954
54,370 Comstock Resources, Inc.
a,b
1,260,297
31,995 Core Laboratories, Inc. 512,880
35,208 Core Natural Resources, Inc. 3,116,260
166,116 Crescent Energy Company 1,393,713
20,724 CVR Energy, Inc.
a
527,219
25,315 Dorian LPG, Ltd. 616,167
93,990 Helix Energy Solutions Group, Inc.
a
589,317
68,328 Helmerich & Payne, Inc. 1,959,647
26,524 Innovex International, Inc.
a
580,080
27,832 International Seaways, Inc. 1,351,244
31,236 Kinetik Holdings, Inc.
b
1,126,058
57,111 Kodiak Gas Services, Inc. 2,135,951
111,292 Liberty Energy, Inc. 2,054,450
125,849 Magnolia Oil & Gas Corporation 2,754,835
86,227 Noble Corporation plc 2,435,050
66,748 Northern Oil and Gas, Inc. 1,433,080
68,558 Oceaneering International, Inc.
a
1,647,449
34,557 Par Pacific Holdings, Inc.
a
1,214,333
237,129 Patterson-UTI Energy, Inc. 1,448,858
83,555 Peabody Energy Corporation 2,481,583
19,535 REX American Resources
Corporation
a
631,371
61,101 RPC, Inc. 332,389
78,714 SM Energy Company 1,471,952
86,435 Talos Energy, Inc.
a
952,514
31,673 Tidewater, Inc.
a
1,599,803
38,177 World Kinect Corporation 894,487
Total 45,360,855
Financials  18.1%
18,158 Acadian Asset Management, Inc. 853,426
57,711 Adamas Trust, Inc. 421,290
43,951 Ameris Bancorp 3,264,241
12,996 AMERISAFE, Inc. 499,176
89,744 Apollo Commercial Real Estate
Finance, Inc. 868,722
134,477 Arbor Realty Trust, Inc. 1,043,541
Shares Common Stock  97.7% Value
Financials  18.1% - continued
76,888 ARMOUR Residential REIT, Inc. $ 1,360,149
48,418 Artisan Partners Asset
Management, Inc. 1,972,549
29,768 Assured Guaranty, Ltd. 2,675,250
97,929 Atlantic Union Bankshares
Corporation 3,456,894
38,922 Axos Financial, Inc.
a
3,353,519
92,237 Banc of California, Inc. 1,779,252
14,201 BancFirst Corporation 1,505,590
30,177 Bancorp, Inc.
a
2,037,551
27,338 Bank of Hawaii Corporation 1,869,099
51,634 BankUnited, Inc. 2,301,327
23,422 Banner Corporation 1,467,622
57,657 Beacon Financial Corporation 1,520,415
246,876 BGC Group, Inc. 2,204,603
108,334 Blackstone Mortgage Trust, Inc. 2,072,429
31,376 Bread Financial Holdings, Inc. 2,322,765
83,574 Capitol Federal Financial, Inc. 569,139
46,751 Cathay General Bancorp 2,262,281
18,435 Central Pacific Financial
Corporation 574,435
9,901 City Holding Company 1,180,199
18,927 Cohen & Steers, Inc. 1,188,237
36,186 Community Financial System, Inc. 2,078,524
21,834 Customers Bancorp, Inc.
a
1,596,502
88,366 CVB Financial Corporation 1,643,608
28,050 Dime Community Bancshares, Inc. 844,024
18,235 Donnelley Financial Solutions, Inc.
a
851,392
18,991 Eagle Bancorp, Inc. 406,787
73,740 Ellington Financial, Inc. 1,001,389
15,446 Employers Holdings, Inc. 666,804
19,844 Enact Holdings, Inc. 786,616
15,326 Encore Capital Group, Inc.
a
832,968
17,042 Enova International, Inc.
a
2,679,002
43,966 EVERTEC, Inc. 1,278,971
39,799 EZCORP, Inc.
a
772,897
27,734 FB Financial Corporation 1,547,557
107,811 First Bancorp/Puerto Rico 2,234,922
28,492 First Bancorp/Southern Pines, NC 1,447,109
71,067 First Commonwealth Financial
Corporation 1,198,190
71,097 First Financial Bancorp 1,778,847
85,012 First Hawaiian, Inc. 2,150,804
61,508 First Interstate BancSystem, Inc. 2,128,177
56,075 Franklin BSP Realty Trust, Inc. 562,432
124,091 Fulton Financial Corporation 2,398,679
274,421 Genworth Financial, Inc.
a
2,478,022
17,116 Goosehead Insurance, Inc. 1,260,593
86,633 HA Sustainable Infrastructure
Capital, Inc. 2,722,875
20,405 Hanmi Financial Corporation 551,547
7,380 HCI Group, Inc. 1,414,672
23,334 Heritage Financial Corporation 551,849
29,499 Hilltop Holdings, Inc. 1,001,196
88,081 Hope Bancorp, Inc. 965,368
27,956 Horace Mann Educators
Corporation 1,291,008
34,066 Independent Bank Corporation/MA 2,489,543
46,705 Jackson Financial, Inc. 4,981,088
37,350 KKR Real Estate Finance Trust,
Inc. 307,017
17,542 Lakeland Financial Corporation 1,000,947
116,156 Lincoln National Corporation 5,172,427
25,543 MarketAxess Holdings, Inc. 4,629,669
18,269 Mercury General Corporation 1,718,382

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.7% Value
Financials  18.1% - continued
50,846 Moelis & Company $ 3,495,154
25,987 National Bank Holdings
Corporation 987,766
46,230 Navient Corporation 600,990
35,948 NBT Bancorp, Inc. 1,492,561
50,782 NCR Atleos Corporation
a
1,935,302
52,819 NMI Holdings, Inc.
a
2,154,487
100,391 Northwest Bancshares, Inc. 1,204,692
30,204 OFG Bancorp 1,237,760
18,210 Palomar Holdings, Inc.
a
2,453,980
9,832 Park National Corporation 1,496,234
15,648 Pathward Financial, Inc. 1,111,008
198,378 Payoneer Global, Inc.
a
1,114,884
59,792 PennyMac Mortgage Investment
Trust 750,390
11,432 Piper Sandler Companies 3,883,565
16,702 PJT Partners, Inc. 2,792,574
26,809 PRA Group, Inc.
a
474,251
7,795 Preferred Bank/Los Angeles, CA 736,082
35,329 ProAssurance Corporation
a
853,549
27,174 PROG Holdings, Inc. 801,361
89,754 Provident Financial Services, Inc. 1,772,641
93,099 Radian Group, Inc. 3,350,633
87,047 Redwood Trust, Inc. 481,370
65,291 Renasant Corporation 2,299,549
26,265 S&T Bancorp, Inc. 1,033,528
10,234 Safety Insurance Group, Inc. 797,331
66,563 Seacoast Banking Corporation of
Florida 2,091,409
34,531 ServisFirst Bancshares, Inc. 2,478,980
11,734 Sezzle, Inc.
a,b
744,816
99,440 Simmons First National
Corporation 1,874,444
71,438 SiriusPoint, Ltd.
a
1,563,778
19,420 Southside Bancshares, Inc. 590,174
31,655 Stellar Bancorp, Inc. 979,406
50,020 StepStone Group, Inc. 3,209,783
19,257 Stewart Information Services
Corporation 1,352,997
31,907 StoneX Group, Inc.
a
3,035,313
8,726 Tompkins Financial Corporation 632,810
15,512 Triumph Financial, Inc.
a
971,517
23,153 Trupanion, Inc.
a
865,228
12,660 TrustCo Bank Corporation NY 523,238
41,199 Trustmark Corporation 1,604,701
71,568 Two Harbors Investment
Corporation 751,464
83,526 United Community Banks, Inc. 2,607,682
15,077 United Fire Group, Inc. 548,049
33,018 Victory Capital Holdings, Inc. 2,083,106
54,843 Virtu Financial, Inc. 1,827,369
4,362 Virtus Investment Partners, Inc. 711,660
54,141 WaFd, Inc. 1,734,136
23,407 Walker & Dunlop, Inc. 1,407,931
17,133 Westamerica Bancorporation 819,471
218,394 Western Union Company
b
2,033,248
78,946 WisdomTree, Inc. 962,352
1,975 World Acceptance Corporation
a
277,270
37,570 WSFS Financial Corporation 2,075,367
Total 187,715,446
Health Care  11.9%
63,393 Acadia Healthcare Company,
Inc.
a,b
899,547
86,026 ACADIA Pharmaceuticals, Inc.
a
2,297,754
Shares Common Stock  97.7% Value
Health Care  11.9% - continued
73,740 AdaptHealth Corporation
a
$ 734,450
12,533 Addus HomeCare Corporation
a
1,345,919
163,534 ADMA Biologics, Inc.
a
2,982,860
113,457 Alkermes plc
a
3,174,527
26,395 AMN Healthcare Services, Inc.
a
415,985
24,313 Amphastar Pharmaceuticals, Inc.
a
651,102
12,353 ANI Pharmaceuticals, Inc.
a
975,146
58,663 Arcus Biosciences, Inc.
a
1,397,939
95,001 Arrowhead Research Corporation
a
6,307,116
28,647 Artivion, Inc.
a
1,306,590
29,646 Astrana Health, Inc.
a
735,517
31,897 Avanos Medical, Inc.
a
358,203
28,034 Azenta, Inc.
a
932,411
26,798 BioLife Solutions, Inc.
a
647,976
78,073 BrightSpring Health Services, Inc.
a
2,923,834
79,389 Catalyst Pharmaceuticals, Inc.
a
1,852,939
82,081 Certara, Inc.
a
723,134
21,722 Collegium Pharmaceutical, Inc.
a
1,005,729
81,905 Concentra Group Holdings Parent,
Inc. 1,611,890
21,280 CONMED Corporation 863,968
64,327 Corcept Therapeutics, Inc.
a
2,238,580
21,480 CorVel Corporation
a
1,453,552
75,560 Cytek Biosciences, Inc.
a
381,578
68,584 Dynavax Technologies
Corporation
a
1,054,822
40,188 Embecta Corporation 477,433
39,297 Enovis Corporation
a
1,046,872
63,490 Fortrea Holdings, Inc.
a
1,095,202
39,465 Glaukos Corporation
a
4,455,993
27,307 Harmony Biosciences Holdings,
Inc.
a
1,021,828
16,309 HealthStream, Inc. 376,249
16,963 ICU Medical, Inc.
a
2,420,111
85,791 Indivior plc
a
3,078,181
48,808 Innoviva, Inc.
a
975,672
18,168 Inspire Medical Systems, Inc.
a
1,675,635
24,076 Integer Holdings Corporation
a
1,888,281
46,030 Integra LifeSciences Holdings
Corporation
a
571,693
17,734 Krystal Biotech, Inc.
a
4,372,140
14,342 LeMaitre Vascular, Inc. 1,163,136
13,525 Ligand Pharmaceuticals, Inc.
a
2,557,172
40,741 Merit Medical Systems, Inc.
a
3,590,912
64,050 Myriad Genetics, Inc.
a
393,907
8,529 National HealthCare Corporation 1,169,241
149,311 Neogen Corporation
a
1,043,684
88,906 NeoGenomics, Inc.
a
1,045,534
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
30,836 Omnicell, Inc.
a
1,396,871
178,639 Organon & Company 1,280,842
29,561 Pacira Pharmaceuticals, Inc.
a
765,039
57,844 Pediatrix Medical Group, Inc.
a
1,237,283
94,566 Perrigo Company plc 1,316,359
14,050 Phibro Animal Health Corporation 524,908
33,040 Prestige Consumer Healthcare,
Inc.
a
2,038,238
79,448 Privia Health Group, Inc.
a
1,883,712
55,093 Progyny, Inc.
a
1,414,788
40,380 Protagonist Therapeutics, Inc.
a
3,526,789
55,169 PTC Therapeutics, Inc.
a
4,190,637
46,679 QuidelOrtho Corporation
a
1,333,152

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.7% Value
Health Care  11.9% - continued
47,709 RadNet, Inc.
a
$ 3,404,037
72,002 Sarepta Therapeutics, Inc.
a
1,549,483
38,559 Schrodinger, Inc./United States
a
689,435
75,720 Select Medical Holdings
Corporation 1,124,442
34,179 STAAR Surgical Company
a
789,193
39,400 Supernus Pharmaceuticals, Inc.
a
1,958,180
46,589 Tandem Diabetes Care, Inc.
a
1,024,026
30,367 Teleflex, Inc. 3,705,989
93,425 TG Therapeutics, Inc.
a
2,784,999
23,483 TransMedics Group, Inc.
a
2,856,707
10,448 U.S. Physical Therapy, Inc. 815,884
5,300 UFP Technologies, Inc.
a
1,176,759
54,318 Veracyte, Inc.
a
2,286,788
34,752 Vericel Corporation
a
1,251,419
65,006 Vir Biotechnology, Inc.
a
391,986
78,876 Waystar Holding Corporation
a
2,583,189
49,069 Xencor, Inc.
a
751,246
Total 123,744,326
Industrials  16.7%
26,816 AAR Corporation
a
2,220,097
42,076 ABM Industries, Inc. 1,779,815
72,189 Air Lease Corporation 4,636,699
7,409 Alamo Group, Inc. 1,243,749
19,721 Albany International Corporation 999,855
9,246 Allegiant Travel Company
a
788,406
105,336 Amentum Holdings, Inc.
a
3,054,744
10,011 American Woodmark Corporation
a
539,593
14,782 Apogee Enterprises, Inc. 538,213
15,468 ArcBest Corporation 1,147,571
33,700 Arcosa, Inc. 3,582,984
29,635 Armstrong World Industries, Inc. 5,663,248
15,719 Astec Industries, Inc. 680,947
20,654 AZZ, Inc. 2,213,696
25,454 Boise Cascade Company 1,873,414
29,929 Brady Corporation 2,345,536
42,950 Casella Waste Systems, Inc.
a
4,206,523
71,863 CoreCivic, Inc.
a
1,373,302
18,666 CSG Systems International, Inc. 1,431,496
11,467 CSW Industrials, Inc. 3,365,909
30,927 Deluxe Corporation 690,600
127,573 DNOW, Inc.
a
1,690,342
8,726 DXP Enterprises, Inc.
a
958,028
36,406 Enerpac Tool Group Corporation 1,392,165
14,475 EnPro, Inc. 3,099,532
55,420 Enviri Corporation
a
993,126
17,746 ESCO Technologies, Inc. 3,467,391
35,049 Everus Construction Group, Inc.
a
2,998,792
41,784 Federal Signal Corporation 4,537,325
15,245 Forward Air Corporation
a
381,125
26,303 Franklin Electric Company, Inc. 2,512,726
177,470 Gates Industrial Corporation plc
a
3,810,281
93,947 GEO Group, Inc.
a
1,514,426
20,300 Gibraltar Industries, Inc.
a
1,003,632
29,993 Granite Construction, Inc.
b
3,459,693
21,276 Greenbrier Companies, Inc. 994,440
26,873 Griffon Corporation 1,979,196
137,091 Hayward Holdings, Inc.
a
2,118,056
48,413 Healthcare Services Group, Inc.
a
925,657
31,398 Heartland Express, Inc. 283,524
85,642 Hertz Global Holdings, Inc.
a,b
440,200
48,436 Hillenbrand, Inc. 1,536,390
47,317 HNI Corporation 1,989,207
41,627 Hub Group, Inc. 1,773,726
Shares Common Stock  97.7% Value
Industrials  16.7% - continued
24,613 Insperity, Inc. $ 953,015
13,342 Insteel Industries, Inc. 422,541
40,123 Interface, Inc. 1,120,234
35,712 JBT Marel Corporation 5,380,727
199,926 JetBlue Airways Corporation
a
909,663
8,093 Kadant, Inc.
b
2,306,667
52,286 Kennametal, Inc. 1,485,445
36,000 Korn Ferry 2,376,720
7,424 Lindsay Corporation 875,067
16,313 Liquidity Services, Inc.
a
494,447
31,813 ManpowerGroup, Inc. 945,800
39,771 Marten Transport, Ltd. 452,594
87,114 Masterbrand, Inc.
a
961,739
21,425 Matson, Inc. 2,647,059
36,341 Mercury Systems, Inc.
a
2,653,256
47,079 MillerKnoll, Inc. 860,604
19,531 Moog, Inc. 4,756,775
107,420 Mueller Water Products, Inc. 2,558,744
10,667 MYR Group, Inc.
a
2,330,740
3,637 National Presto Industries, Inc. 388,286
73,017 OPENLANE, Inc.
a
2,174,446
101,726 Pitney Bowes, Inc. 1,075,244
6,469 Powell Industries, Inc. 2,062,188
37,127 Primoris Services Corporation 4,608,946
16,271 Proto Labs, Inc.
a
823,150
31,345 Quanex Building Products
Corporation 482,086
94,644 Resideo Technologies, Inc.
a
3,323,897
68,394 Robert Half, Inc. 1,857,581
41,671 Rush Enterprises, Inc. 2,247,734
112,766 RXO, Inc.
a
1,425,362
34,238 Schneider National, Inc. 908,334
27,557 SkyWest, Inc.
a
2,766,998
8,326 Standex International Corporation 1,809,073
36,223 Sun Country Airlines Holdings,
Inc.
a
521,249
159,442 Sunrun, Inc.
a
2,933,733
12,455 Tennant Company 917,934
32,958 Titan International, Inc.
a
258,061
55,096 Trinity Industries, Inc. 1,456,738
10,008 UniFirst Corporation/MA 1,930,543
89,777 Upwork, Inc.
a
1,779,380
109,642 Verra Mobility Corporation
a
2,457,077
77,002 Vestis Corporation 513,603
15,611 Vicor Corporation
a
1,710,966
41,112 Werner Enterprises, Inc. 1,233,771
125,020 WillScot Holdings Corporation 2,354,127
21,500 Worthington Enterprises, Inc. 1,108,755
102,343 Zurn Elkay Water Solutions
Corporation 4,757,926
Total 172,614,402
Information Technology  13.7%
49,286 A10 Networks, Inc. 871,869
70,835 ACI Worldwide, Inc.
a
3,386,621
36,604 ACM Research, Inc.
a
1,444,028
75,248 Adeia, Inc. 1,298,028
25,936 Advanced Energy Industries, Inc. 5,430,220
17,437 Agilysys, Inc.
a
2,072,213
34,275 Alarm.com Holdings, Inc.
a
1,748,710
17,144 Alpha and Omega Semiconductor,
Ltd.
a
339,623
72,830 Arlo Technologies, Inc.
a
1,018,892
21,301 Axcelis Technologies, Inc.
a
1,711,322
20,250 Badger Meter, Inc. 3,531,802

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.7% Value
Information Technology  13.7% - continued
24,516 Benchmark Electronics, Inc. $ 1,048,304
34,336 BlackLine, Inc.
a
1,898,437
99,556 Box, Inc.
a
2,977,720
41,443 Calix, Inc.
a
2,193,578
193,134 CleanSpark, Inc.
a
1,954,516
60,923 Clear Secure, Inc. 2,137,179
32,084 Cohu, Inc.
a
746,595
32,222 Corsair Gaming, Inc.
a
191,399
19,962 CTS Corporation 855,771
25,508 Digi International, Inc.
a
1,104,241
47,151 DigitalOcean Holdings, Inc.
a
2,268,906
31,873 Diodes, Inc.
a
1,572,614
119,652 DXC Technology Company
a
1,752,902
89,918 Enphase Energy, Inc.
a
2,881,872
17,998 ePlus, Inc. 1,578,425
91,882 Extreme Networks, Inc.
a
1,529,835
53,265 FormFactor, Inc.
a
2,971,122
45,452 Grid Dynamics Holdings, Inc.
a
410,432
77,119 Harmonic, Inc.
a
762,707
23,627 Ichor Holdings, Ltd.
a
435,446
18,414 Impinj, Inc.
a
3,204,220
21,287 Insight Enterprises, Inc.
a
1,734,252
17,690 InterDigital, Inc. 5,632,142
31,472 Itron, Inc.
a
2,922,490
58,511 Knowles Corporation
a
1,253,891
35,831 Kulicke and Soffa Industries, Inc. 1,632,460
43,736 LiveRamp Holding, Inc.
a
1,284,526
259,855 MARA Holdings, Inc.
a,b
2,333,498
56,435 MaxLinear, Inc.
a
983,662
170,283 Mirion Technologies, Inc.
a
3,988,028
51,214 N-able, Inc./US
a
383,081
95,167 NCR Voyix Corporation
a
970,703
47,127 NetScout Systems, Inc.
a
1,275,257
10,966 OSI Systems, Inc.
a
2,796,988
7,806 PC Connection, Inc. 450,875
21,992 PDF Solutions, Inc.
a
627,432
33,053 Penguin Solutions, Inc.
a
646,517
40,545 Photronics, Inc.
a
1,297,440
18,544 Plexus Corporation
a
2,725,968
38,024 Power Integrations, Inc. 1,351,373
29,484 Progress Software Corporation
a
1,266,633
42,967 Q2 Holdings, Inc.
a
3,100,499
57,776 Qorvo, Inc.
a
4,882,650
77,512 Ralliant Corporation 3,946,136
11,492 Rogers Corporation
a
1,052,322
37,493 Sanmina Corporation
a
5,626,574
13,871 ScanSource, Inc.
a
541,801
59,624 Semtech Corporation
a
4,393,693
15,066 SiTime Corporation
a
5,321,160
41,091 SolarEdge Technologies, Inc.
a,b
1,185,475
83,183 Sprinklr, Inc.
a
647,164
25,911 SPS Commerce, Inc.
a
2,309,447
64,040 Teradata Corporation
a
1,949,378
71,002 TTM Technologies, Inc.
a
4,899,138
31,187 Ultra Clean Holdings, Inc.
a
789,967
41,340 Veeco Instruments, Inc.
a
1,181,497
92,944 ViaSat, Inc.
a
3,202,850
153,365 Viavi Solutions, Inc.
a
2,732,964
84,855 Vishay Intertechnology, Inc. 1,229,549
Total 141,879,029
Materials  5.2%
7,422 Alpha Metallurgical Resources,
Inc.
a
1,483,509
22,254 Balchem Corporation 3,412,874
Shares Common Stock  97.7% Value
Materials  5.2% - continued
75,244 Celanese Corporation $ 3,181,316
36,560 Century Aluminum Company
a
1,432,421
102,996 Chemours Company 1,214,323
78,381 Eastman Chemical Company 5,003,059
156,307 Element Solutions, Inc. 3,906,112
85,837 FMC Corporation
b
1,190,559
37,167 H.B. Fuller Company 2,209,950
14,354 Hawkins, Inc. 2,039,129
24,712 Ingevity Corporation
a
1,462,456
17,026 Innospec, Inc. 1,303,170
11,032 Kaiser Aluminum Corporation 1,267,136
13,478 Koppers Holdings, Inc. 364,984
14,246 Materion Corporation 1,771,063
24,612 Metallus, Inc.
a
422,342
21,393 Minerals Technologies, Inc. 1,303,903
105,540 O-I Glass, Inc.
a
1,557,770
9,413 Quaker Chemical Corporation 1,292,499
101,093 Sealed Air Corporation 4,188,283
29,191 Sensient Technologies Corporation 2,742,495
109,066 Solstice Advanced Materials, Inc.
a
5,298,426
14,765 Stepan Company 699,270
58,177 SunCoke Energy, Inc. 418,874
22,763 Sylvamo Corporation 1,096,039
36,122 Warrior Met Coal, Inc. 3,184,877
22,354 Worthington Steel, Inc. 773,896
Total 54,220,735
Real Estate  7.1%
90,038 Acadia Realty Trust 1,849,381
49,995 Alexander & Baldwin, Inc. 1,031,897
32,450 American Assets Trust, Inc. 614,279
151,178 Apple Hospitality REIT, Inc. 1,791,459
55,076 Armada Hoffler Properties, Inc. 364,603
119,353 Brandywine Realty Trust 348,511
153,434 CareTrust REIT, Inc. 5,548,173
11,477 Centerspace 765,745
66,609 Curbline Properties Corporation 1,545,995
159,141 Cushman & Wakefield, Ltd.
a
2,576,493
139,970 DiamondRock Hospitality
Company 1,254,131
115,068 Douglas Emmett, Inc. 1,264,597
30,068 Easterly Government Properties,
Inc. 637,141
60,578 Elme Communities 1,054,057
136,150 Essential Properties Realty Trust,
Inc. 4,038,209
62,211 eXp World Holdings, Inc. 563,010
72,892 Four Corners Property Trust, Inc. 1,680,890
36,503 Getty Realty Corporation 999,087
135,470 Global Net Lease, Inc. 1,165,042
75,512 Highwoods Properties, Inc. 1,949,720
19,256 Innovative Industrial Properties,
Inc. 911,964
40,666 JBG SMITH Properties 691,729
82,439 Kennedy-Wilson Holdings, Inc. 797,185
32,717 LTC Properties, Inc. 1,124,810
40,703 LXP Industrial Trust 2,018,055
175,984 Macerich Company 3,248,665
16,577 Marcus and Millichap, Inc. 452,386
338,906 Medical Properties Trust, Inc. 1,694,530
105,945 Millrose Properties, Inc. 3,164,577
14,989 NexPoint Residential Trust, Inc. 451,169
99,974 Outfront Media, Inc. 2,409,373
78,056 Pebblebrook Hotel Trust 883,594
86,441 Phillips Edison and Company, Inc. 3,074,706

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.7% Value
Real Estate  7.1% - continued
43,292 Ryman Hospitality Properties $ 4,096,289
31,556 Safehold, Inc. 432,002
8,555 Saul Centers, Inc. 269,739
48,805 SL Green Realty Corporation 2,238,685
27,379 St. Joe Company 1,625,491
72,769 Summit Hotel Properties, Inc. 354,385
130,488 Sunstone Hotel Investors, Inc. 1,166,563
79,095 Tanger, Inc. 2,639,400
71,046 Terreno Realty Corporation 4,171,111
8,771 Universal Health Realty Income
Trust 343,911
86,478 Urban Edge Properties 1,659,513
55,811 Veris Residential, Inc. 830,468
30,851 Whitestone REIT 428,520
65,144 Xenia Hotels & Resorts, Inc. 921,136
Total 73,142,376
Utilities  2.2%
26,602 American States Water Company 1,928,113
55,914 Avista Corporation 2,154,926
40,947 California Water Service Group 1,774,233
16,251 Chesapeake Utilities Corporation 2,027,475
23,784 Clearway Energy, Inc., Class A 747,293
58,301 Clearway Energy, Inc., Class C 1,939,091
22,881 H2O America 1,120,940
118,612 Hawaiian Electric Industries, Inc.
a
1,458,928
140,401 MDU Resources Group, Inc. 2,740,628
25,109 MGE Energy, Inc. 1,969,048
12,601 Middlesex Water Company 635,342
28,521 Northwest Natural Holding
Company 1,333,072
28,795 Otter Tail Corporation 2,326,924
12,310 Unitil Corporation 596,296
Total 22,752,309
Total Common Stock
(cost $768,371,246) 1,011,538,561
Shares
Registered Investment
Companies   2.1% Value
U.S. Unaffiliated   2.1%
185,272 iShares Core S&P Small-Cap ETF 22,265,989
Total 22,265,989
Total Registered Investment
Companies (cost $17,169,882) 22,265,989
Shares
Collateral Held for Securities
Loaned 1.5% Value
15,767,230 Thrivent Cash Management Trust 15,767,230
Total Collateral Held for
Securities Loaned
(cost $15,767,230) 15,767,230
Shares or
Principal
Amount Short-Term Investments 0.1% Value
Federal Home Loan Bank Discount
Notes
900,000 3.790%, 2/12/2026
d,e
$ 896,211
Total Short-Term Investments
(cost $896,020) 896,211
Total Investments (cost
$802,204,378) 101.4% $1,050,467,991
Other Assets and Liabilities, Net
(1.4%) (14,589,784)
Total Net Assets 100.0% $1,035,878,207
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of December 31, 2025:
Securities Lending Transactions
Common Stock $ 15,042,083
Total lending $15,042,083
Gross amount payable upon return of
collateral for securities loaned $15,767,230
Net amounts due to counterparty $725,147
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 336,747,046
Gross unrealized depreciation (95,507,367)
Net unrealized appreciation (depreciation) $ 241,239,679
Cost for federal income tax purposes $ 809,208,119

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 29,867,488 29,867,488 – –
Consumer Discretionary 135,435,777 135,435,777 – –
Consumer Staples 24,805,818 24,805,818 – –
Energy 45,360,855 45,360,855 – –
Financials 187,715,446 187,715,446 – –
Health Care 123,744,326 123,744,324 – 2
Industrials 172,614,402 172,614,402 – –
Information Technology 141,879,029 141,879,029 – –
Materials 54,220,735 54,220,735 – –
Real Estate 73,142,376 73,142,376 – –
Utilities 22,752,309 22,752,309 – –
Registered Investment Companies
U.S. Unaffiliated 22,265,989 22,265,989 – –
Short-Term Investments 896,211 – 896,211 –
Subtotal Investments in Securities $1,034,700,761 $1,033,804,548 $896,211 $2
Other Investments  * Total
Collateral Held for Securities Loaned 15,767,230
Subtotal Other Investments $15,767,230
Total Investments at Value $1,050,467,991
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 20,193 20,193 – –
Total Liability Derivatives $20,193 $20,193 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$896,211 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 March 2026 $ 2,518,193 ( $ 20,193)
Total Futures Long Contracts $ 2,518,193 ( $ 20,193)
Total Futures Contracts $ 2,518,193 ($20,193)

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Small Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 20,193
Total Equity Contracts 20,193
Total Liability Derivatives $20,193
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 907,122
Total Equity Contracts
907,122
Total $907,122
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 108,090
Total Equity Contracts 108,090
Total $108,090
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,320,170
Futures - Short (151,913)

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $303 $6,337 $6,640 $– – –
Total Affiliated Short-Term Investments 303 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 19,401 267,668 271,302 15,767 15,767 1.5%
Total Collateral Held for Securities Loaned 19,401 15,767 1.5
Total Value $19,704 $15,767
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $5
Total Income/Non Cash Income from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 62
Total Affiliated Income from Securities Loaned, Net $62
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.6% Value
Consumer Discretionary  10.1%
157,388 Advance Auto Parts, Inc. $ 6,185,348
70,318 Boot Barn Holdings, Inc.
a
12,409,017
187,218 Build-A-Bear Workshop, Inc. 11,470,847
59,924 Churchill Downs, Inc. 6,818,153
359,183 Life Time Group Holdings, Inc.
a
9,547,084
169,010 SharkNinja, Inc.
a
18,912,219
67,150 Texas Roadhouse, Inc. 11,146,900
259,466 Universal Technical Institute, Inc.
a
6,779,847
37,233 Wingstop, Inc. 8,879,698
Total 92,149,113
Consumer Staples  4.0%
185,185 John B. Sanfilippo & Son, Inc. 13,074,061
42,535 Marzetti Company 6,993,605
151,009 Turning Point Brands, Inc. 16,369,375
Total 36,437,041
Energy  3.2%
73,498 Expand Energy Corporation 8,111,239
218,773 Matador Resources Company 9,284,726
257,205 TechnipFMC plc 11,461,055
Total 28,857,020
Financials  17.3%
268,440 Ally Financial, Inc. 12,157,648
278,546 Atlantic Union Bankshares
Corporation 9,832,674
502,393 Bridgewater Bancshares, Inc.
a
8,806,949
280,594 Donnelley Financial Solutions, Inc.
a
13,100,934
175,669 Enterprise Financial Services
Corporation 9,486,126
84,555 Federal Agricultural Mortgage
Corporation 14,845,321
192,962 Glacier Bancorp, Inc. 8,499,976
66,769 Houlihan Lokey, Inc. 11,630,492
467,208 Old National Bancorp 10,423,411
348,469 Old Republic International
Corporation 15,904,125
206,992 RLI Corporation 13,243,348
258,570 Triumph Financial, Inc.
a
16,194,239
95,945 Wintrust Financial Corporation 13,415,030
Total 157,540,273
Health Care  16.4%
756,499 ADMA Biologics, Inc.
a
13,798,542
600,723 Concentra Group Holdings Parent,
Inc. 11,822,229
66,006 CorVel Corporation
a
4,466,626
126,113 Encompass Health Corporation 13,385,634
65,285 ICU Medical, Inc.
a
9,314,211
20,259 Medpace Holdings, Inc.
a
11,378,467
116,429 Merit Medical Systems, Inc.
a
10,262,052
51,566 Penumbra, Inc.
a
16,032,385
423,315 Progyny, Inc.
a
10,870,729
72,647 Repligen Corporation
a
11,903,937
485,460 Stevanato Group SPA 9,767,455
262,550 Twist Bioscience Corporation
a
8,328,086
42,483 UFP Technologies, Inc.
a
9,432,501
253,884 Waystar Holding Corporation
a
8,314,701
Total 149,077,555
Industrials  18.7%
27,329 Acuity, Inc. 9,839,533
Shares Common Stock  96.6% Value
Industrials  18.7% - continued
36,090 Applied Industrial Technologies,
Inc. $ 9,266,829
226,387 Badger Infrastructure Solutions,
Ltd. 12,061,988
391,920 Barrett Business Services, Inc. 14,191,423
100,075 BWX Technologies, Inc. 17,296,963
42,337 CECO Environmental Corporation
a
2,533,869
32,692 CRA International, Inc. 6,561,121
34,021 CSW Industrials, Inc. 9,986,184
186,386 Enerpac Tool Group Corporation 7,127,401
206,800 Helios Technologies, Inc. 11,061,732
126,698 ICF International, Inc. 10,807,339
27,854 IES Holdings, Inc.
a
10,835,763
173,700 Korn Ferry 11,467,674
116,290 Limbach Holdings, Inc.
a
9,053,177
43,363 Modine Manufacturing Company
a
5,789,394
65,596 Moog, Inc. 15,975,906
26,707 WESCO International, Inc. 6,533,601
Total 170,389,897
Information Technology  14.2%
372,009 CompoSecure, Inc.
a
7,172,334
199,672 Crane NXT Company 9,398,561
34,918 Fabrinet
a
15,897,467
228,207 JFrog, Ltd.
a
14,253,809
53,911 Littelfuse, Inc. 13,635,170
90,740 Onto Innovation, Inc.
a
14,324,217
354,499 Pegasystems, Inc. 21,170,680
60,068 Plexus Corporation
a
8,829,996
92,192 Silicon Laboratories, Inc.
a
12,049,494
189,016 TTM Technologies, Inc.
a
13,042,104
Total 129,773,832
Materials  6.5%
218,158 Ashland, Inc. 12,799,330
383,788 Element Solutions, Inc. 9,590,862
188,593 Greif, Inc. 12,767,746
1,508,651 Ivanhoe Mines, Ltd.
a
17,157,876
84,579 Louisiana-Pacific Corporation 6,830,600
Total 59,146,414
Real Estate  2.9%
62,854 Agree Realty Corporation 4,527,374
132,730 Equity Lifestyle Properties, Inc. 8,044,765
228,914 Terreno Realty Corporation 13,439,541
Total 26,011,680
Utilities  3.3%
109,413 Northwestern Energy Group, Inc. 7,061,515
226,470 Portland General Electric
Company 10,868,295
147,262 Spire, Inc. 12,178,568
Total 30,108,378
Total Common Stock
(cost $749,690,188) 879,491,203

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   1.6% Value
U.S. Unaffiliated   1.6%
47,667 iShares Semiconductor ETF
b
$ 14,354,917
Total 14,354,917
Total Registered Investment
Companies (cost $11,783,193) 14,354,917
Shares
Collateral Held for Securities
Loaned 0.2% Value
1,898,625 Thrivent Cash Management Trust 1,898,625
Total Collateral Held for
Securities Loaned
(cost $1,898,625) 1,898,625
Shares or
Principal
Amount Short-Term Investments 1.8% Value
State Street Institutional U.S.
Government Money Market
Fund
16,031,261 3.740%
c
16,031,261
Total Short-Term Investments
(cost $16,031,261) 16,031,261
Total Investments (cost
$779,403,267) 100.2% $911,776,006
Other Assets and Liabilities, Net
(0.2%) (1,393,136)
Total Net Assets 100.0% $910,382,870
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of December 31, 2025:
Securities Lending Transactions
Common Stock $ 1,837,015
Total lending $1,837,015
Gross amount payable upon return of
collateral for securities loaned $1,898,625
Net amounts due to counterparty $61,610
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 166,080,607
Gross unrealized depreciation (36,302,231)
Net unrealized appreciation (depreciation) $ 129,778,376
Cost for federal income tax purposes $ 781,997,630

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 92,149,113 92,149,113 – –
Consumer Staples 36,437,041 36,437,041 – –
Energy 28,857,020 28,857,020 – –
Financials 157,540,273 157,540,273 – –
Health Care 149,077,555 149,077,555 – –
Industrials 170,389,897 158,327,909 12,061,988 –
Information Technology 129,773,832 129,773,832 – –
Materials 59,146,414 41,988,538 17,157,876 –
Real Estate 26,011,680 26,011,680 – –
Utilities 30,108,378 30,108,378 – –
Registered Investment Companies
U.S. Unaffiliated 14,354,917 14,354,917 – –
Short-Term Investments 16,031,261 16,031,261 – –
Subtotal Investments in Securities $909,877,381 $880,657,517 $29,219,864 $–
Other Investments  * Total
Collateral Held for Securities Loaned 1,898,625
Subtotal Other Investments $1,898,625
Total Investments at Value $911,776,006
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $31,227 $19,233 $50,460 $– – –
Total Affiliated Short-Term Investments 31,227 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,285 269,556 272,942 1,899 1,899 0.2%
Total Collateral Held for Securities Loaned 5,285 1,899 0.2
Total Value $36,512 $1,899
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 12/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% $– $– $ – $38
Total Income/Non Cash Income from Affiliated
Investments $38
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 19
Total Affiliated Income from Securities Loaned, Net $19
Total Value $– $– $ –

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2025
Aggressive
Allocation
Portfolio All Cap Portfolio
Conservative
Allocation
Portfolio
(a)
Dynamic
Allocation
Portfolio
(b)
Assets
Investments in unaffiliated securities at cost $1,032,954,518 $156,943,284 $480,092,073 $274,035,588
Investments in affiliated securities at cost $843,870,353 $5,176,100 $81,284,765 $65,771,730
Investments in unaffiliated securities at value (#) 1,438,784,812 214,409,727 509,841,166 319,038,574
Investments in affiliated securities at value 1,027,386,522 5,176,100 82,104,477 71,864,750
Cash 2,036 1,031 134,117 58,579
Foreign currency — 4
(c)
— —
Initial margin deposit on open futures contracts 350,000 — 137,400 140,500
Dividends and interest receivable 1,879,440 212,735 3,625,032 1,656,900
Prepaid expenses 3,500 1,537 1,912 1,717
Receivable for:
Investments sold 827,006 — 39,137 43,116
Investments sold on a delayed-delivery basis 29,493,915 — 2,660,105 1,094,940
Fund shares sold — 90,869 — 235,236
Expense reimbursements 99,159 — — —
Variation margin on open future contracts 1,614,889 — 81,986 137,690
Variation margin on open swap contracts — — 3,594 428
Total Assets 2,500,441,279 219,892,003 598,628,926 394,272,430
Liabilities
Accrued expenses 61,337 15,435 51,926 49,872
Cash overdraft — — — —
Foreign currency overdraft — — — —
Payable for:
Investments purchased 1,051,215 — 34,636 39,174
Investments purchased on a delayed-delivery basis 29,489,664 — 5,357,426 9,087,920
Return of collateral for securities loaned — 5,176,100 5,532,390 2,886,990
Foreign capital gain tax liability — — — —
Fund shares redeemed 318,599 — 283,963 —
Variation margin on open future contracts 3,870,436 85,387 233,952 184,288
Investment advisory fees 382,752 26,176 51,638 46,282
Administrative service fees 9,295 809 2,195 1,431
Director fees 2,442 319 581 376
Director deferred compensation 90,120 17,926 46,389 47,688
Total Liabilities 35,275,860 5,322,152 11,595,096 12,344,021
Net Assets
Capital stock (beneficial interest) 1,689,678,107 119,924,464 554,953,101 304,538,377
Distributable earnings/(accumulated loss) 775,487,312 94,645,387 32,080,729 77,390,032
Total Net Assets $2,465,165,419 $214,569,851 $587,033,830 $381,928,409
Shares of beneficial interest outstanding 120,328,852 10,248,921 73,175,335 23,467,635
Net asset value per share $20.49 $20.94 $8.02 $16.27
(#) Includes securities on loan of $— $5,039,344 $5,283,741 $2,739,882
(a)
(b)
Effective April 30, 2025, Diversified Income Plus Portfolio changed its name to Conservative Allocation Portfolio.
Effective April 30, 2025, Balanced Income Plus Portfolio changed its name to Dynamic Allocation Portfolio.
(c) Foreign currency holdings, cost $4.
(d) Foreign currency holdings, cost $106,690.
(e) Foreign currency holdings, cost $-20,516.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$55,595,161 $37,503,626 $1,369,373,529 $165,031,933 $148,953,623 $834,994,296 $1,241,010,579
$— $4,050 $58,313,778 $10,000,000 $— $36,054,358 $6,739,758
74,125,216 62,276,350 1,839,013,909 164,214,849 244,809,758 845,499,504 1,229,373,199
— 4,050 68,932,405 10,000,000 — 36,054,358 6,739,758
10,479 — 334,865 394,515 — 965,464 —
109,082
(d)
— — — — — —
— — 230,000 — — — —
144,038 34,719 3,776,684 1,221,539 211,570 14,093,903 16,278,288
1,413 1,406 2,958 1,505 1,572 2,132 2,548
— — 511,870 — — — —
— — — 5,616,867 — — —
768 — — 33,647 — 187,598 —
4,339 1,457 1,165 — 2,711 — —
— — 466,238 — — — —
— — — — — — —
74,395,335 62,317,982 1,913,270,094 181,482,922 245,025,611 896,802,959 1,252,393,793
82,980 13,280 84,687 22,540 19,304 30,455 28,779
— 933 — — 52,894 — —
— — 14,547
(e)
— — — —
— 3,118 582,048 — — — —
— — — 21,607,098 — 2,251,525 —
— 4,050 1,486,164 — — 36,054,358 6,739,758
226,006 — — — — — —
— 6,556 42,268 — 191,395 — 212,295
10,350 4,657 2,703,515 5,414 — — 50,992
14,555 2,764 229,118 12,243 45,024 74,763 108,949
275 235 7,170 595 922 3,177 4,630
320 319 454 319 319 617 640
16,209 8,360 94,795 28,469 16,706 84,432 126,682
350,695 44,272 5,244,766 21,676,678 326,564 38,499,327 7,272,725
48,577,694 37,054,620 1,266,321,669 181,458,961 146,183,771 980,532,386 1,404,926,841
25,466,946 25,219,090 641,703,659 (21,652,717) 98,515,276 (122,228,754) (159,805,773)
$74,044,640 $62,273,710 $1,908,025,328 $159,806,244 $244,699,047 $858,303,632 $1,245,121,068
4,523,755 2,754,709 117,675,169 16,134,154 8,970,901 201,045,205 138,078,822
$16.37 $22.61 $16.21 $9.90 $27.28 $4.27 $9.02
$— $3,816 $1,432,659 $— $— $34,684,499 $6,483,048

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
As of December 31, 2025
International Equity
Portfolio
(a)
International Index
Portfolio
Large Cap Growth
Portfolio
Assets
Investments in unaffiliated securities at cost $1,273,106,451 $194,684,128 $1,542,840,527
Investments in affiliated securities at cost $108,207,093 $— $—
Investments in unaffiliated securities at value (#) 1,657,597,851 297,054,217 3,259,338,355
Investments in affiliated securities at value 108,207,093 — —
Cash — 8,225 —
Foreign currency 207,478
(b)
— —
Initial margin deposit on open futures contracts — — —
Dividends and interest receivable 7,925,993 914,622 825,337
Prepaid expenses 2,866 1,595 4,136
Receivable for:
Investments sold 72,424 — —
Investments sold on a delayed-delivery basis — — —
Fund shares sold — 901,985 249
Expense reimbursements — — —
Variation margin on open future contracts — — —
Total Assets 1,774,013,705 298,880,644 3,260,168,077
Liabilities
Accrued expenses 229,470 48,558 39,943
Cash overdraft 281,576 — —
Foreign currency overdraft — 11,378
(c)
—
Payable for:
Investments purchased 9,516 — —
Investments purchased on a delayed-delivery basis — — —
Return of collateral for securities loaned 2,852,322 — —
Foreign capital gain tax liability 532,579 — —
Fund shares redeemed 182,039 — 1,188,892
Variation margin on open future contracts 1,346,463 28,937 —
Variation margin on open swap contracts — — —
Investment advisory fees 250,139 13,109 289,948
Administrative service fees 6,622 1,114 12,323
Director fees 437 320 3,292
Director deferred compensation 109,511 8,360 210,999
Total Liabilities 5,800,674 111,776 1,745,397
Net Assets
Capital stock (beneficial interest) 1,266,184,176 194,322,645 1,327,583,813
Distributable earnings/(accumulated loss) 502,028,855 104,446,223 1,930,838,867
Total Net Assets $1,768,213,031 $298,768,868 $3,258,422,680
Shares of beneficial interest outstanding 144,187,596 17,420,245 52,136,278
Net asset value per share $12.26 $17.15 $62.50
(#) Includes securities on loan of $2,707,700 $— $—
(a) Effective April 30, 2025, International Allocation Portfolio changed its name to International Equity Portfolio.
(b) Foreign currency holdings, cost $192,812.
(c) Foreign currency holdings, cost $-11,378.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
$579,066,381 $2,214,895,866 $70,009,641 $487,712,098 $1,375,993,523 $39,797,002 $3,679,759,744
$— $— $795,200 $7,307,175 $— $897,800 $3,229,950,379
2,248,237,038 3,368,097,401 86,886,272 721,678,245 1,772,621,350 49,194,724 4,606,398,257
— — 795,200 7,307,175 — 897,800 4,192,565,587
8,716 — — — — — 430,228
— — — — — — —
— — — — — — 530,000
1,158,274 2,612,420 15,219 765,337 1,424,820 65,840 17,855,651
3,254 4,131 1,436 1,993 3,394 1,398 9,567
— 1,464,251 763,504 107,080 6,008,589 122,194 839,776
— — — — — — 9,735,788
— 636,870 12,982 — — — —
— — 951 — — 1,928 398,359
— — — 44 — — 6,246,202
2,249,407,282 3,372,815,073 88,475,564 729,859,874 1,780,058,153 50,283,884 8,835,009,415
34,144 40,493 14,005 25,859 33,958 12,843 99,409
— — — 171,277 — — —
— — — — — — —
— 1,743,402 746,072 1,665,880 4,242,367 120,229 1,078,952
— — — — — — 31,744,441
— — 795,200 7,307,175 — 897,800 11,646,481
— — — — — — —
1,398,482 — — 405,286 72,724 6,467 2,429,770
243,225 — — 3,745 — — 10,587,238
— — — — — — 18,559
88,227 436,841 14,612 32,177 250,823 8,210 1,157,113
8,478 12,655 331 2,735 6,734 186 32,995
2,217 794 320 708 1,118 320 8,931
95,635 95,694 8,360 31,781 140,379 8,360 452,472
1,870,408 2,329,879 1,578,900 9,646,623 4,748,103 1,054,415 59,256,361
518,882,337 2,069,443,545 73,181,747 465,799,214 1,166,042,064 37,447,058 6,210,153,988
1,728,654,537 1,301,041,649 13,714,917 254,414,037 609,267,986 11,782,411 2,565,599,066
$2,247,536,874 $3,370,485,194 $86,896,664 $720,213,251 $1,775,310,050 $49,229,469 $8,775,753,054
25,601,073 137,680,539 5,619,267 30,810,397 89,784,098 2,608,168 557,637,139
$87.79 $24.48 $15.46 $23.38 $19.77 $18.88 $15.74
$— $— $780,352 $7,085,024 $— $876,360 $11,242,976

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
As of December 31, 2025
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Assets
Investments in unaffiliated securities at cost $2,907,333,761 $1,689,882,739 $423,515,397
Investments in affiliated securities at cost $3,309,091,392 $1,189,699,823 $—
Investments in unaffiliated securities at value (#) 3,792,632,011 1,874,903,498 423,515,397
*
Investments in affiliated securities at value 4,262,912,824 1,423,826,432 —
Cash 81,657 638,775 3,568
Initial margin deposit on open futures contracts 630,000 165,000 —
Dividends and interest receivable 10,064,504 10,373,853 1,139,599
Prepaid expenses 8,185 4,624 1,802
Receivable for:
Investments sold 1,014,452 234,408 —
Investments sold on a delayed-delivery basis 23,023,862 8,013,125 —
Fund shares sold — — 604,201
Expense reimbursements 409,119 108,343 —
Variation margin on open future contracts 4,691,086 1,079,614 —
Variation margin on open swap contracts — — —
Total Assets 8,095,467,700 3,319,347,672 425,264,567
Liabilities
Accrued expenses 86,943 71,986 18,554
Cash overdraft — — —
Payable for:
Investments purchased 1,387,702 281,008 —
Investments purchased on a delayed-delivery basis 50,314,893 8,037,684 2,000,000
Return of collateral for securities loaned 4,955,469 7,229,601 —
Fund shares redeemed 1,054,616 2,166,110 —
Variation margin on open future contracts 9,532,767 2,606,144 —
Variation margin on open swap contracts 12,937 5,516 —
Investment advisory fees 1,150,808 414,172 23,155
Administrative service fees 30,184 12,378 1,575
Director fees 7,867 3,386 429
Director deferred compensation 302,537 213,150 —
Total Liabilities 68,836,723 21,041,135 2,043,713
Net Assets
Capital stock (beneficial interest) 5,575,573,742 2,671,129,952 423,181,531
Distributable earnings/(accumulated loss) 2,451,057,235 627,176,585 39,323
Total Net Assets $8,026,630,977 $3,298,306,537 $423,220,854
Shares of beneficial interest outstanding 443,150,325 243,802,105 423,165,370
Net asset value per share $18.11 $13.53 $1.00
(#) Includes securities on loan of $4,851,532 $6,976,702 $—
(a)
(b)
Effective April 30, 2025, Opportunity Income Plus Portfolio changed its name to Multisector Bond Portfolio.
Effective April 30, 2025, Limited Maturity Bond Portfolio changed its name to Short-Term Bond Portfolio.
* Securities held by this Portfolio are valued on the basis of amortized cost, which approximates fair value.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
Multisector Bond
Portfolio
(a)
Real Estate
Securities Portfolio
Short-Term Bond
Portfolio
(b)
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$160,455,679 $98,040,194 $648,898,636 $108,258,904 $786,437,148 $777,504,642
$18,843,355 $— $7,612,461 $— $15,767,230 $1,898,625
160,202,708 132,179,613 653,906,755 126,905,451 1,034,700,761 909,877,381
18,734,082 — 7,612,461 — 15,767,230 1,898,625
28,610 3,153 5,274 — — —
— — — — — —
1,489,030 624,200 6,601,492 30,962 1,237,456 813,473
1,521 1,488 2,003 1,469 2,263 2,297
— 1,454,349 — 144,590 1,557,618 —
— — 963,361 — — —
— — — — 35 —
— — — — — —
3,359 — — — — —
1,076 — — — — —
180,460,386 134,262,803 669,091,346 127,082,472 1,053,265,363 912,591,776
32,104 19,122 29,037 17,830 32,283 28,650
— — — — 1,060,066 —
— 1,553,993 — 496,135 84,918 —
5,665,643 — 7,565,644 — — —
2,407,704 — 7,612,461 — 15,767,230 1,898,625
56,516 67,695 87,999 83,789 314,343 64,369
1,875 6,727 15,822 — 19,933 —
— — — — — —
18,860 21,911 57,188 22,833 47,589 134,812
641 497 2,430 485 4,045 3,469
319 319 319 319 1,054 538
24,536 28,041 93,654 8,959 55,695 78,443
8,208,198 1,698,305 15,464,554 630,350 17,387,156 2,208,906
205,817,496 96,255,546 662,266,282 101,353,529 701,756,347 758,753,347
(33,565,308) 36,308,952 (8,639,490) 25,098,593 334,121,860 151,629,523
$172,252,188 $132,564,498 $653,626,792 $126,452,122 $1,035,878,207 $910,382,870
18,605,435 5,557,888 65,785,702 7,303,778 48,080,047 48,353,591
$9.26 $23.85 $9.94 $17.31 $21.54 $18.83
$2,342,584 $— $7,369,139 $— $15,042,083 $1,837,015

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2025
Aggressive
Allocation
Portfolio All Cap Portfolio
Conservative
Allocation
Portfolio
(a)
Dynamic
Allocation
Portfolio
(b)
Investment Income
Dividends $16,564,878 $2,436,585 $2,715,308 $2,500,496
Interest 4,936,287 5,190 21,754,159 9,631,136
Income from mortgage dollar rolls 10,158 — 19 943
Affiliated income from securities loaned, net 5,119 37,187 30,011 16,223
Income from affiliated investments 7,674,701 12,163 715,875 932,516
Non cash income from affiliated investments 14,487,732 — 2,883,505 2,194,970
Foreign tax withholding (57,280) (12,118) (6,078) (8,220)
Total Investment Income 43,621,595 2,479,007 28,092,799 15,268,064
Expenses
Adviser fees 16,285,572 1,101,497 2,364,059 2,121,196
Administrative service fees 475,507 114,046 180,472 145,564
Audit and legal fees 61,433 39,089 41,220 41,941
Custody fees 82,325 7,171 68,189 60,311
Insurance expenses 8,228 3,610 4,550 4,071
Printing and postage expenses 26,284 14,057 22,516 17,203
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 85,810 11,647 22,928 16,013
Other expenses 40,732 18,357 129,930 127,859
Total Expenses Before Reimbursement 17,070,891 1,314,474 2,838,864 2,539,158
Less:
Reimbursement from adviser (3,894,302) — — —
Total Net Expenses 13,176,589 1,314,474 2,838,864 2,539,158
Net Investment Income/(Loss) 30,445,006 1,164,533 25,253,935 12,728,906
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 71,118,433 35,470,454 6,754,469 10,208,504
Affiliated investments 7,674,742 — (2,376,766) (518,699)
In-kind contributions 1,758,877 — — —
Distributions of realized capital gains from affiliated
investments 48,346,815 — 429,487 1,592,090
Futures contracts 41,459,806 701,686 3,996,306 4,756,899
Foreign currency transactions 2,101 1,272 65 85
Swap agreements (436,563) — (467,401) (85,836)
Change in net unrealized appreciation/(depreciation) on:
Investments 78,668,742 (3,280,348) 15,976,835 10,142,496
Affiliated investments 67,077,547 — 7,306,542 6,956,223
Futures contracts 300,455 (120,992) 272,569 (71,285)
Foreign currency transactions (457,837) 3,032 (165,829) (40,637)
Swap agreements 538,015 — 66,212 44,307
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 316,051,133 32,775,104 31,792,489 32,984,147
Net Increase/(Decrease) in Net Assets Resulting
From Operations $346,496,139 $33,939,637 $57,046,424 $45,713,053
(a)
(b)
Effective April 30, 2025, Diversified Income Plus Portfolio changed its name to Conservative Allocation Portfolio.
Effective April 30, 2025, Balanced Income Plus Portfolio changed its name to Dynamic Allocation Portfolio.
(c) Includes foreign capital gain taxes paid of  $119,694.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$2,191,850 $720,350 $37,525,610 $64,529 $4,053,715 $1,220,892 $783,697
5,943 4,431 2,416,584 6,452,182 573 55,314,202 63,121,273
— — — 8,239 — — —
— 292 51,891 — — 335,587 49,877
1,423 1,908 26,924 566,915 2,026 58,896 72,526
— — 2,056,302 — — — —
(249,166) (286) (1,210,073) — (20,575) — —
1,950,050 726,695 40,867,238 7,091,865 4,035,739 56,929,577 64,027,373
595,881 114,720 9,563,038 564,102 2,010,197 3,330,662 5,071,174
91,256 89,751 375,283 107,399 121,144 221,553 295,525
63,276 38,368 65,016 38,070 39,409 41,498 44,155
157,873 4,597 162,146 11,608 7,851 14,643 20,489
3,325 3,300 6,902 3,545 3,746 5,011 6,074
12,981 8,541 20,818 16,844 19,836 36,547 32,558
5,000 5,000 5,000 5,000 5,000 5,000 5,000
11,507 11,056 18,907 12,526 11,532 26,148 30,859
62,750 19,159 76,983 29,518 17,700 95,178 56,646
1,003,849 294,492 10,294,093 788,612 2,236,415 3,776,240 5,562,480
(242,445) (93,732) (6,732) — (121,012) — —
761,404 200,760 10,287,361 788,612 2,115,403 3,776,240 5,562,480
1,188,646 525,935 30,579,877 6,303,253 1,920,336 53,153,337 58,464,893
5,653,480
(c )
546,979 79,623,904 174,557 1,081,638 (6,423,648) (15,309,855)
— — 1,222,977 21,583 — 9,594 —
— — — — — — —
— — 879,759 — — — —
580,002 55,310 50,569,254 191,528 — — 534,745
(55,570) — 117,338 — 2,062 32,806 —
— — (203,485) — — — —
10,982,721 8,367,203 154,537,743 4,748,807 26,963,659 23,258,236 52,688,600
— — 9,659,190 (21,583) — (9,594) —
155,322 10,722 3,835,274 (23,529) — — 273,645
(1,546) — 282,386 — 1,815 — —
— — 250,773 — — — —
30,199 — — — — — —
17,344,608 8,980,214 300,775,113 5,091,363 28,049,174 16,867,394 38,187,135
$18,533,254 $9,506,149 $331,354,990 $11,394,616 $29,969,510 $70,020,731 $96,652,028

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Operations – continued
For the year ended December 31, 2025
International Equity
Portfolio
(a)
International Index
Portfolio
Large Cap Growth
Portfolio
Investment Income
Dividends $48,172,703 $7,797,911 $21,542,200
Interest 397,368 19,143 234,986
Income from mortgage dollar rolls — — —
Affiliated income from securities loaned, net 102,580 3,991 394
Income from affiliated investments 4,318,989 20,647 231,196
Non cash income from affiliated investments — — —
Foreign tax withholding (3,356,924) (597,803) (104,135)
Total Investment Income 49,634,716 7,243,889 21,904,641
Expenses
Adviser fees 10,286,442 510,682 12,236,974
Administrative service fees 350,321 123,408 600,071
Audit and legal fees 91,485 57,657 54,448
Custody fees 509,686 97,062 29,857
Insurance expenses 6,649 3,712 9,646
Pricing service fees — 103,942 —
Printing and postage expenses 31,173 8,301 55,316
Transfer agent fees 5,000 5,000 5,000
Directors' fees 19,302 11,056 120,519
Other expenses 179,610 3 2 , 152 39,280
Total Expenses Before Reimbursement 11,479,668 952,972 13,151,111
Less:
Reimbursement from adviser — — —
Total Net Expenses 11,479,668 952,972 13,151,111
Net Investment Income/(Loss) 38,155,048 6,290,917 8,753,530
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 114,723,632
(b)
(924,024) 211,554,693
Affiliated investments — — —
In-kind contributions — — —
In-kind redemptions — — —
Distributions of realized capital gains from affiliated investments — — —
Futures contracts 38,284,237 1,132,720 —
Foreign currency transactions (18,894) 29,481 —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 227,809,630 60,299,736 267,598,046
Affiliated investments — — —
Futures contracts 3,092,572 153,792 —
Foreign currency transactions 713,483 69,847 —
Swap agreements — — —
Foreign capital gain tax liability (25,415) — —
Net Realized and Unrealized Gains/(Losses) 384,579,245 60,761,552 479,152,739
Net Increase/(Decrease) in Net Assets Resulting
From Operations $422,734,293 $67,052,469 $487,906,269
(a) Effective April 30, 2025, International Allocation Portfolio changed its name to International Equity Portfolio.
(b) Includes foreign capital gain taxes paid of  $214,399.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Operations – continued
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
$26,820,195 $68,181,647 $472,311 $10,246,479 $25,492,404 $1,095,078 $32,074,923
96,390 82,408 774 27,779 212,489 62 81,000,480
— — — — — — 20,465
2,304 53,112 6,109 20,819 44,875 2,180 73,084
98,336 113,682 7,782 13,906 207,278 2,626 41,565,513
— — — — — — 77,870,592
(5,992) (520,476) (1,097) (7,698) (52,308) (4,172) (62,106)
27,011,233 67,910,373 485,879 10,301,285 25,904,738 1,095,774 232,542,951
3,810,641 18,036,952 663,578 1,386,619 12,314,827 362,455 52,343,372
432,783 598,870 95,041 197,863 411,920 88,216 1,572,108
48,300 53,708 38,548 41,676 49,738 38,347 97,593
23,302 70,934 4,118 15,063 25,199 4,078 114,940
7,535 9,794 3,375 4,697 8,308 3,290 23,409
— — — — — — —
40,223 26,942 11,703 29,957 45,299 9,481 45,393
5,000 5,000 5,000 5,000 5,000 5,000 5,000
77,576 28,537 11,056 25,384 48,007 11,056 335,876
34,960 34,053 17,044 23,853 31,148 16,849 173,068
4,480,320 18,864,790 849,463 1,730,112 12,939,446 538,772 54,710,759
— — (73,509) — — (108,659) (17,323,024)
4,480,320 18,864,790 775,954 1,730,112 12,939,446 430,113 37,387,735
22,530,913 49,045,583 (290,075) 8,571,173 12,965,292 665,661 195,155,216
50,770,926 86,195,981 2,678,062 29,346,585 201,777,000 1,946,977 178,099,901
— 4,757 — — 18,362 — 18,154,953
— — — — — — 1,742,464
— — — — 129,733,906 — —
— — — — — — 236,466,394
1,204,742 — — (109,222) — — 85,660,719
— 21,658 — — — — 11,401
— — — — — — 2,006,784
269,204,238 421,009,931 (313,186) 11,727,640 (264,951,439) 2,483,048 208,676,604
— (4,758) — — (18,361) — 185,644,563
663,883 — — 231,024 — — 5,774,631
— 105,996 — — — 121 (2,217,524)
— — — — — — 1,893,767
— — — — — — —
321,843,789 507,333,565 2,364,876 41,196,027 66,559,468 4,430,146 921,914,657
$344,374,702 $556,379,148 $2,074,801 $49,767,200 $79,524,760 $5,095,807 $1,117,069,873

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Operations – continued
For the year ended December 31, 2025
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Investment Income
Dividends $34,661,640 $9,666,132 $1,420,892
Interest 32,556,962 57,270,076 18,052,156
Income from mortgage dollar rolls 8,609 4,618 —
Affiliated income from securities loaned, net 36,680 44,792 —
Income from affiliated investments 33,778,018 14,273,739 —
Non cash income from affiliated investments 65,679,352 37,492,084 —
Foreign tax withholding (67,552) (14,734) —
Total Investment Income 166,653,709 118,736,707 19,473,048
Expenses
Adviser fees 48,220,823 19,585,653 1,132,309
Administrative service fees 1,340,606 666,057 156,997
Audit and legal fees 86,565 69,591 39,116
Custody fees 100,525 89,225 10,840
Insurance expenses 19,171 11,554 4,205
Pricing service fees — — —
Printing and postage expenses 44,973 24,305 16,624
Transfer agent fees 5,000 5,000 5,000
Directors' fees 274,546 134,951 15,362
Other expenses 152,916 123,654 31,967
Total Expenses Before Reimbursement 50,245,125 20,709,990 1,412,420
Less:
Reimbursement from adviser (17,058,416) (5,046,630) —
Total Net Expenses 33,186,709 15,663,360 1,412,420
Net Investment Income/(Loss) 133,467,000 103,073,347 18,060,628
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 155,062,745 30,009,040 12,419
Affiliated investments 25,396,274 (6,867,007) —
Class action settlements — — 8,848
In-kind contributions 2,369,340 188,983 —
In-kind redemptions — — —
Distributions of realized capital gains from affiliated investments 223,914,762 56,208,081 —
Futures contracts 106,719,362 40,133,818 —
Foreign currency transactions 9,324 2,515 —
Swap agreements 1,195,797 340,582 —
Change in net unrealized appreciation/(depreciation) on:
Investments 190,079,789 89,480,921 —
Affiliated investments 247,203,947 70,752,033 —
Futures contracts (3,307,719) 7,122,187 —
Foreign currency transactions (1,544,133) (1,064,100) —
Swap agreements 1,570,443 446,020 —
Net Realized and Unrealized Gains/(Losses) 948,669,931 286,753,073 21,267
Net Increase/(Decrease) in Net Assets Resulting
From Operations $1,082,136,931 $389,826,420 $18,081,895
(a)
(b)
Effective April 30, 2025, Opportunity Income Plus Portfolio changed its name to Multisector Bond Portfolio.
Effective April 30, 2025, Limited Maturity Bond Portfolio changed its name to Short-Term Bond Portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Operations – continued
Multisector Bond
Portfolio
(a)
Real Estate
Securities Portfolio
Short-Term Bond
Portfolio
(b)
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$690,276 $4,719,693 $453,570 $787,937 $15,125,963 $13,293,356
8,273,000 5,598 31,036,373 1,270 15,687 22,638
849 — 7,073 — — —
21,937 — 22,926 833 61,515 18,538
22,795 7,588 205,264 11,335 5,106 37,902
922,423 — — — — —
— — — (1,135) (12,376) (63,549)
9,931,280 4,732,879 31,725,206 800,240 15,195,895 13,308,885
887,511 1,053,424 2,719,281 1,010,376 2,022,567 6,327,303
110,175 103,878 195,569 101,470 251,918 243,061
38,188 38,863 41,040 38,771 43,662 43,707
22,416 5,999 14,643 10,514 47,576 25,511
3,605 3,504 4,785 3,461 5,411 5,479
117,647 — — — — —
14,329 20,573 20,758 13,018 34,805 30,702
5,000 5,000 5,000 5,000 5,000 5,000
11,994 12,491 17,353 11,105 38,397 22,479
17,474 17,272 72,227 17,255 28,179 23,021
1,228,339 1,261,004 3,090,656 1,210,970 2,477,515 6,726,263
— — — (23,778) — —
1,228,339 1,261,004 3,090,656 1,187,192 2,477,515 6,726,263
8,702,941 3,471,875 28,634,550 (386,952) 12,718,380 6,582,622
(208,530) (741,469) 1,595,219 8,337,173 79,980,950 15,276,851
(439,188) — — — — —
— — — — — —
— — — — — —
— — — — — 27,385,238
— — — — — —
(56,787) 93,049 (5,619) — 907,122 —
— — — 3,007 — (4,535)
(136,324) — — — — —
3,858,556 (1,871,531) 9,892,250 (5,383,814) (32,418,153) (35,538,312)
1,740,129 — — — — —
29,434 25,170 (27,933) — 108,090 —
— — — — — —
16,795 — — — — —
4,804,085 (2,494,781) 11,453,917 2,956,366 48,578,009 7,119,242
$13,507,026 $977,094 $40,088,467 $2,569,414 $61,296,389 $13,701,864

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
12/31/2025 12/31/2024 12/31/2025 12/31/2024
Operations
Net investment income/(loss) $30,445,006 $34,534,115 $1,164,533 $1,187,065
Net realized gains/(losses) 169,924,211 185,473,028 36,173,412 5,919,870
Change in net unrealized appreciation/(depreciation) 146,126,922 103,581,231 (3,398,308) 26,199,356
Net Change in Net Assets Resulting From Operations
346,496,139 323,588,374 33,939,637 33,306,291
Distributions to Shareholders
From net investment income/net realized gains (217,864,666) (115,708,445) (6,575,391) (5,790,675)
Total Distributions to Shareholders
(217,864,666) (115,708,445) (6,575,391) (5,790,675)
Capital Stock Transactions
Sold 18,175,209 21,406,089 8,189,507 8,370,988
Distributions reinvested 217,864,666 115,708,445 6,575,391 5,790,675
Redeemed (161,274,945) (135,311,841) (22,374,497) (15,612,020)
Total Capital Stock Transactions 74,764,930 1,802,693 (7,609,599) (1,450,357)
Net Increase/(Decrease) in Net Assets 203,396,403 209,682,622 19,754,647 26,065,259
Net Assets, Beginning of Period 2,261,769,016 2,052,086,394 194,815,204 168,749,945
Net Assets, End of Period $2,465,165,419 $2,261,769,016 $214,569,851 $194,815,204
Capital Stock Share Transactions
Sold 928,436 1,110,150 430,211 486,668
Distributions reinvested 12,041,911 6,271,460 363,063 337,085
Redeemed (8,233,927) (7,104,857) (1,155,573) (894,076)
Total Capital Stock Share Transactions
4,736,420 276,753 (362,299) (70,323)
(a)
(b)
Effective April 30, 2025, Diversified Income Plus Portfolio changed its name to Conservative Allocation Portfolio.
Effective April 30, 2025, Balanced Income Plus Portfolio changed its name to Dynamic Allocation Portfolio.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Conservative Allocation
Portfolio
(a)
Dynamic Allocation Portfolio
(b)
Emerging Markets Equity
Portfolio ESG Index Portfolio
12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024
$25,253,935 $26,943,290 $12,728,906 $12,848,030 $1,188,646 $1,227,891 $525,935 $527,147
8,336,160 14,026,022 15,953,043 19,176,985 6,177,912 1,189,414 602,289 217,074
23,456,329 2,970,240 17,031,104 1,747,308 11,166,696 3,378,130 8,377,925 9,327,943
57,046,424 43,939,552 45,713,053 33,772,323 18,533,254 5,795,435 9,506,149 10,072,164
(26,952,306) (29,822,048) (21,861,827) (13,880,068) (2,139,823) (7,023,377) (530,255) (480,266)
(26,952,306) (29,822,048) (21,861,827) (13,880,068) (2,139,823) (7,023,377) (530,255) (480,266)
10,318,413 2,717,892 2,570,912 1,691,124 4,059,715 968,717 5,060,644 6,881,794
26,952,306 29,822,048 21,861,827 13,880,068 2,139,823 7,023,377 530,255 480,266
(87,539,142) (97,943,961) (59,442,971) (56,579,193) (10,680,393) (11,375,576) (8,064,575) (5,485,499)
(50,268,423) (65,404,021) (35,010,232) (41,008,001) (4,480,855) (3,383,482) (2,473,676) 1,876,561
(20,174,305) (51,286,517) (11,159,006) (21,115,746) 11,912,576 (4,611,424) 6,502,218 11,468,459
607,208,135 658,494,652 393,087,415 414,203,161 62,132,064 66,743,488 55,771,492 44,303,033
$587,033,830 $607,208,135 $381,928,409 $393,087,415 $74,044,640 $62,132,064 $62,273,710 $55,771,492
1,324,229 360,436 164,463 112,878 272,684 73,139 246,692 385,368
3,602,286 4,045,203 1,463,867 937,836 156,569 549,818 27,063 26,232
(11,284,370) (12,940,681) (3,803,956) (3,743,770) (754,815) (858,813) (396,941) (304,310)
(6,357,855) (8,535,042) (2,175,626) (2,693,056) (325,562) (235,856) (123,186) 107,290

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Global Stock Portfolio Government Bond Portfolio
For the periods ended
12/31/2025 12/31/2024 12/31/2025 12/31/2024
Operations
Net investment income/(loss) $30,579,877 $31,692,451 $6,303,253 $6,573,007
Net realized gains/(losses) 132,209,747 163,459,609 387,668 (5,308,421)
Change in net unrealized appreciation/(depreciation) 168,565,366 26,287,803 4,703,695 699,986
Net Change in Net Assets Resulting From Operations
331,354,990 221,439,863 11,394,616 1,964,572
Distributions to Shareholders
From net investment income/net realized gains (182,244,452) (76,520,307) (6,303,359) (6,599,335)
Total Distributions to Shareholders
(182,244,452) (76,520,307) (6,303,359) (6,599,335)
Capital Stock Transactions
Sold 3,265,789 1,434,920 10,738,384 11,169,426
Issued in connection with merger – 50,604,461 – –
Distributions reinvested 182,244,452 76,520,307 6,303,359 6,599,335
Redeemed (42,828,676) (171,812,592) (23,031,543) (20,427,496)
Total Capital Stock Transactions 142,681,565 (43,252,904) (5,989,800) (2,658,735)
Net Increase/(Decrease) in Net Assets 291,792,103 101,666,652 (898,543) (7,293,498)
Net Assets, Beginning of Period 1,616,233,225 1,514,566,573 160,704,787 167,998,285
Net Assets, End of Period $1,908,025,328 $1,616,233,225 $159,806,244 $160,704,787
Capital Stock Share Transactions
Sold 209,079 100,252 1,102,540 1,147,577
Issued in connection with merger – 3,513,023 – –
Distributions reinvested 12,792,136 5,334,842 642,932 679,219
Redeemed (2,802,867) (11,781,206) (2,359,408) (2,093,614)
Total Capital Stock Share Transactions
10,198,348 (2,833,089) (613,936) (266,818)
(a) Effective April 30, 2025, International Allocation Portfolio changed its name to International Equity Portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Healthcare Portfolio High Yield Portfolio Income Portfolio International Equity Portfolio
(a)
12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024
$1,920,336 $1,788,126 $53,153,337 $51,127,328 $58,464,893 $58,482,213 $38,155,048 $32,612,133
1,083,700 678,694 (6,381,248) (18,961,636) (14,775,110) (24,524,922) 152,988,975 69,439,386
26,965,474 (681,481) 23,248,642 21,994,876 52,962,245 7,083,347 231,590,270 (42,772,096)
29,969,510 1,785,339 70,020,731 54,160,568 96,652,028 41,040,638 422,734,293 59,279,423
(2,425,829) (16,102,046) (53,342,943) (51,252,461) (58,207,056) (58,492,175) (35,636,358) (43,800,967)
(2,425,829) (16,102,046) (53,342,943) (51,252,461) (58,207,056) (58,492,175) (35,636,358) (43,800,967)
3,612,850 1,798,817 33,288,706 29,142,364 33,159,643 65,972,809 3,171,932 1,494,800
– – – – – – – –
2,425,829 16,102,046 53,342,943 51,252,461 58,207,056 58,492,175 35,636,358 43,800,967
(37,043,773) (32,801,048) (67,174,783) (47,074,588) (205,239,763) (122,231,478) (44,823,207) (46,572,858)
(31,005,094) (14,900,185) 19,456,866 33,320,237 (113,873,064) 2,233,506 (6,014,917) (1,277,091)
(3,461,413) (29,216,892) 36,134,654 36,228,344 (75,428,092) (15,218,031) 381,083,018 14,201,365
248,160,460 277,377,352 822,168,978 785,940,634 1,320,549,160 1,335,767,191 1,387,130,013 1,372,928,648
$244,699,047 $248,160,460 $858,303,632 $822,168,978 $1,245,121,068 $1,320,549,160 $1,768,213,031 $1,387,130,013
148,793 69,983 7,862,002 6,968,795 3,721,176 7,479,296 304,559 152,567
– – – – – – – –
103,241 624,360 12,621,219 12,294,544 6,522,971 6,652,478 3,295,147 4,529,292
(1,460,135) (1,225,844) (15,991,178) (11,289,633) (23,160,503) (13,887,574) (4,109,529) (4,744,962)
(1,208,101) (531,501) 4,492,043 7,973,706 (12,916,356) 244,200 (509,823) (63,103)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
International Index Portfolio Large Cap Growth Portfolio
For the periods ended
12/31/2025 12/31/2024 12/31/2025 12/31/2024
Operations
Net investment income/(loss) $6,290,917 $5,305,836 $8,753,530 $12,486,529
Net realized gains/(losses) 238,177 (1,617,197) 211,554,693 243,386,697
Change in net unrealized appreciation/(depreciation) 60,523,375 2,429,704 267,598,046 481,684,704
Net Change in Net Assets Resulting From Operations
67,052,469 6,118,343 487,906,269 737,557,930
Distributions to Shareholders
From net investment income/net realized gains (5,677,488) (5,363,436) (253,320,513) (196,982,340)
Total Distributions to Shareholders
(5,677,488) (5,363,436) (253,320,513) (196,982,340)
Capital Stock Transactions
Sold 31,413,720 12,122,400 12,479,343 12,867,693
Distributions reinvested 5,677,488 5,363,436 253,320,513 196,982,340
Redeemed (6,043,368) (2,883,087) (283,870,405) (176,945,128)
Total Capital Stock Transactions 31,047,840 14,602,749 (18,070,549) 32,904,905
Net Increase/(Decrease) in Net Assets 92,422,821 15,357,656 216,515,207 573,480,495
Net Assets, Beginning of Period 206,346,047 190,988,391 3,041,907,473 2,468,426,978
Net Assets, End of Period $298,768,868 $206,346,047 $3,258,422,680 $3,041,907,473
Capital Stock Share Transactions
Sold 2,026,610 877,348 221,738 241,033
Distributions reinvested 372,084 391,881 4,690,044 3,676,779
Redeemed (403,474) (208,878) (4,823,092) (3,267,846)
Total Capital Stock Share Transactions
1,995,220 1,060,351 88,690 649,966

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Large Cap Index Portfolio Large Cap Value Portfolio Mid Cap Growth Portfolio Mid Cap Index Portfolio
12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024
$22,530,913 $21,978,081 $49,045,583 $52,872,559 $(290,075) $(221,758) $8,571,173 $8,340,400
51,975,668 59,318,101 86,222,396 362,522,320 2,678,062 5,214,279 29,237,363 33,256,744
269,868,121 320,093,910 421,111,169 (56,426,592) (313,186) 3,281,356 11,958,664 42,746,852
344,374,702 401,390,092 556,379,148 358,968,287 2,074,801 8,273,877 49,767,200 84,343,996
(80,735,974) (42,473,440) (411,801,120) (124,942,249) – – (38,314,875) (18,759,469)
(80,735,974) (42,473,440) (411,801,120) (124,942,249) – – (38,314,875) (18,759,469)
35,784,754 30,131,855 19,545,974 3,233,222 7,437,894 12,702,141 17,244,300 13,012,765
80,735,974 42,473,440 411,801,120 124,942,249 – – 38,314,875 18,759,469
(116,475,293) (117,128,893) (45,759,433) (238,926,067) (12,888,137) (8,449,993) (37,273,645) (41,000,398)
45,435 (44,523,598) 385,587,661 (110,750,596) (5,450,243) 4,252,148 18,285,530 (9,228,164)
263,684,163 314,393,054 530,165,689 123,275,442 (3,375,442) 12,526,025 29,737,855 56,356,363
1,983,852,711 1,669,459,657 2,840,319,505 2,717,044,063 90,272,106 77,746,081 690,475,396 634,119,033
$2,247,536,874 $1,983,852,711 $3,370,485,194 $2,840,319,505 $86,896,664 $90,272,106 $720,213,251 $690,475,396
452,201 395,788 810,304 138,272 487,626 883,336 769,891 566,494
1,057,827 588,889 19,331,299 5,575,016 – – 1,809,320 870,267
(1,421,334) (1,645,892) (1,951,974) (9,851,608) (851,902) (574,704) (1,635,803) (1,843,742)
88,694 (661,215) 18,189,629 (4,138,320) (364,276) 308,632 943,408 (406,981)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Mid Cap Stock Portfolio Mid Cap Value Portfolio
For the periods ended
12/31/2025 12/31/2024 12/31/2025 12/31/2024
Operations
Net investment income/(loss) $12,965,292 $17,157,766 $665,661 $691,530
Net realized gains/(losses) 331,529,268 225,218,663 1,946,977 3,730,656
Change in net unrealized appreciation/(depreciation) (264,969,800) (6,431,001) 2,483,169 258,748
Net Change in Net Assets Resulting From Operations
79,524,760 235,945,428 5,095,807 4,680,934
Distributions to Shareholders
From net investment income/net realized gains (243,721,775) (38,664,728) (4,254,272) (1,329,217)
Total Distributions to Shareholders
(243,721,775) (38,664,728) (4,254,272) (1,329,217)
Capital Stock Transactions
Sold 2,685,112 5,409,983 3,306,986 2,169,641
Distributions reinvested 243,721,775 38,664,728 4,254,272 1,329,217
Redeemed (107,696,347) (367,010,436) (9,034,411) (9,262,831)
In-kind redemptions (397,000,000) – – –
Total Capital Stock Transactions (258,289,460) (322,935,725) (1,473,153) (5,763,973)
Net Increase/(Decrease) in Net Assets (422,486,475) (125,655,025) (631,618) (2,412,256)
Net Assets, Beginning of Period 2,197,796,525 2,323,451,550 49,861,087 52,273,343
Net Assets, End of Period $1,775,310,050 $2,197,796,525 $49,229,469 $49,861,087
Capital Stock Share Transactions
Sold 131,723 256,935 184,226 118,800
Distributions reinvested 13,140,128 1,919,960 258,566 76,602
Redeemed (5,402,054) (17,305,410) (499,006) (513,700)
In-kind redemptions (21,116,123) – – –
Total Capital Stock Share Transactions
(13,246,326) (15,128,515) (56,214) (318,298)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
Moderately Conservative
Allocation Portfolio Money Market Portfolio
12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024
$195,155,216 $219,781,356 $133,467,000 $137,542,085 $103,073,347 $124,301,467 $18,060,628 $21,027,034
522,142,616 755,332,852 514,667,604 468,530,202 120,016,012 196,366,684 21,267 11,257
399,772,041 186,027,459 434,002,327 307,692,157 166,737,061 12,221,715 – –
1,117,069,873 1,161,141,667 1,082,136,931 913,764,444 389,826,420 332,889,866 18,081,895 21,038,291
(945,062,011) (597,681,151) (595,233,972) (372,519,232) (299,835,280) (169,847,981) (18,060,631) (21,143,603)
(945,062,011) (597,681,151) (595,233,972) (372,519,232) (299,835,280) (169,847,981) (18,060,631) (21,143,603)
– – 149,942,096 40,180,671 – – 96,499,083 113,483,802
945,062,011 597,681,151 595,233,972 372,519,232 299,835,280 169,847,981 18,060,631 21,143,603
(1,411,870,927) (1,401,002,233) (264,325,182) (586,792,068) (806,583,158) (825,453,262) (137,616,141) (101,236,188)
– – – – – – – –
(466,808,916) (803,321,082) 480,850,886 (174,092,165) (506,747,878) (655,605,281) (23,056,427) 33,391,217
(294,801,054) (239,860,566) 967,753,845 367,153,047 (416,756,738) (492,563,396) (23,035,163) 33,285,905
9,070,554,108 9,310,414,674 7,058,877,132 6,691,724,085 3,715,063,275 4,207,626,671 446,256,017 412,970,112
$8,775,753,054 $9,070,554,108 $8,026,630,977 $7,058,877,132 $3,298,306,537 $3,715,063,275 $423,220,854 $446,256,017
– – 8,751,046 2,321,483 – – 96,499,083 113,483,802
66,577,574 40,412,259 36,806,681 22,937,105 24,101,158 13,288,996 18,060,631 21,143,603
(92,035,370) (91,500,751) (15,324,542) (35,327,761) (61,015,758) (62,919,094) (137,616,141) (101,236,188)
– – – – – – – –
(25,457,796) (51,088,492) 30,233,185 (10,069,173) (36,914,600) (49,630,098) (23,056,427) 33,391,217

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multisector Bond Portfolio
(a)
Real Estate Securities Portfolio
For the periods ended
12/31/2025 12/31/2024 12/31/2025 12/31/2024
Operations
Net investment income/(loss) $8,702,941 $8,522,267 $3,471,875 $3,386,641
Net realized gains/(losses) (840,829) (3,844,810) (648,420) 10,511,561
Change in net unrealized appreciation/(depreciation) 5,644,914 4,323,724 (1,846,361) (8,966,596)
Net Change in Net Assets Resulting From Operations
13,507,026 9,001,181 977,094 4,931,606
Distributions to Shareholders
From net investment income/net realized gains (8,576,486) (8,606,007) (13,424,643) (9,913,512)
Total Distributions to Shareholders
(8,576,486) (8,606,007) (13,424,643) (9,913,512)
Capital Stock Transactions
Sold 3,874,169 3,027,034 1,887,838 1,576,844
Issued in connection with merger – 41,155,708 – –
Distributions reinvested 8,576,486 8,606,007 13,424,643 9,913,512
Redeemed (32,039,428) (32,754,979) (16,947,799) (18,780,814)
In-kind redemptions – – – –
Total Capital Stock Transactions (19,588,773) 20,033,770 (1,635,318) (7,290,458)
Net Increase/(Decrease) in Net Assets (14,658,233) 20,428,944 (14,082,867) (12,272,364)
Net Assets, Beginning of Period 186,910,421 166,481,477 146,647,365 158,919,729
Net Assets, End of Period $172,252,188 $186,910,421 $132,564,498 $146,647,365
Capital Stock Share Transactions
Sold 422,595 337,606 74,604 61,505
Issued in connection with merger – 4,570,881 – –
Distributions reinvested 938,658 956,078 563,544 405,328
Redeemed (3,520,660) (3,632,918) (679,655) (703,678)
In-kind redemptions – – – –
Total Capital Stock Share Transactions
(2,159,407) 2,231,647 (41,507) (236,845)
(a)
(b)
Effective April 30, 2025, Opportunity Income Plus Portfolio changed its name to Multisector Bond Portfolio.
Effective April 30, 2025, Limited Maturity Bond Portfolio changed its name to Short-Term Bond Portfolio.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Short-Term Bond Portfolio
(b)
Small Cap Growth Portfolio Small Cap Index Portfolio Small Cap Stock Portfolio
12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024 12/31/2025 12/31/2024
$28,634,550 $28,519,214 $(386,952) $(384,982) $12,718,380 $13,777,137 $6,582,622 $6,149,386
1,589,600 (1,650,017) 8,340,180 12,325,473 80,888,072 57,076,733 42,657,554 79,344,346
9,864,317 13,621,905 (5,383,814) 1,023,692 (32,310,063) 12,498,610 (35,538,312) 26,710,631
40,088,467 40,491,102 2,569,414 12,964,183 61,296,389 83,352,480 13,701,864 112,204,363
(28,516,463) (28,789,028) – – (57,505,073) (13,730,470) (65,234,596) (6,666,739)
(28,516,463) (28,789,028) – – (57,505,073) (13,730,470) (65,234,596) (6,666,739)
17,807,912 13,828,374 6,883,804 9,469,070 27,136,127 25,773,782 13,274,198 17,158,828
– – – – – – – –
28,516,463 28,789,028 – – 57,505,073 13,730,470 65,234,596 6,666,739
(125,744,633) (101,474,566) (15,602,653) (9,571,022) (116,763,587) (78,166,512) (50,947,213) (44,196,854)
– – – – – – (146,000,000) –
(79,420,258) (58,857,164) (8,718,849) (101,952) (32,122,387) (38,662,260) (118,438,419) (20,371,287)
(67,848,254) (47,155,090) (6,149,435) 12,862,231 (28,331,071) 30,959,750 (169,971,151) 85,166,337
721,475,046 768,630,136 132,601,557 119,739,326 1,064,209,278 1,033,249,528 1,080,354,021 995,187,684
$653,626,792 $721,475,046 $126,452,122 $132,601,557 $1,035,878,207 $1,064,209,278 $910,382,870 $1,080,354,021
1,805,247 1,421,578 428,954 575,566 1,348,819 1,225,346 727,150 887,271
– – – – – – – –
2,886,907 2,967,441 – – 3,054,459 700,209 3,840,017 362,079
(12,767,106) (10,470,339) (927,618) (582,926) (5,451,020) (3,800,886) (2,762,622) (2,309,561)
– – – – – – (8,391,866) –
(8,074,952) (6,081,320) (498,664) (7,360) (1,047,742) (1,875,331) (6,587,321) (1,060,211)

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation organized under the laws of Minnesota, is registered under the Investment Company
Act of 1940 (the “1940 Act”). The Fund is divided into 30 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of six asset allocation Portfolios, eighteen equity Portfolios, five fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial for Lutherans ("Thrivent" or the
"Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of insurance companies not affiliated with Thrivent, and other Portfolios.
On April 30, 2025, the following Portfolio name changes took effect:
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Mergers
— At a meeting held on June 27, 2024, contractholders of Thrivent Low Volatility Equity and Thrivent Multidimensional Income (the
“Target Portfolios”) approved the merger of the Target Portfolios into Thrivent Global Stock and Thrivent Multisector Bond (formerly Opportunity
Income Plus), respectively  (the “Acquiring Portfolios”).
The mergers occurred at the close of business on July 26, 2024. Acquisition of the assets and liabilities of the Target Portfolios by the
Acquiring Portfolios were followed by the distribution of the Acquiring Portfolios' shares to the Target Portfolios' contractholders. The merger shares issued of the Acquiring Portfolios are included in the table below as well as disclosed in the Statement of Changes in Net Assets.
The mergers were accomplished by tax free exchanges as detailed below:
As of July 26, 2024, the net assets of the Target Portfolios were comprised of the following:
Original Portfolio Name Updated Portfolio Name
Balanced Income Plus Portfolio --> Dynamic Allocation Portfolio
Diversified Income Plus Portfolio --> Conservative Allocation Portfolio
International Allocation Portfolio
-->
International Equity Portfolio
Limited Maturity Bond Portfolio --> Short-Term Bond Portfolio
Opportunity Income Plus Portfolio --> Multisector Bond Portfolio
Target Portfolios Acquiring Portfolios
Thrivent Low Volatility Equity > Thrivent Global Stock
Thrivent Multidimensional Income > Thrivent Multisector Bond
Portfolio Description Net Assets as of July 26, 2024
Thrivent Global Stock Acquiring Portfolio $1,545,079,666
Thrivent Low Volatility Equity Target Portfolio $50,604,461
Thrivent Global Stock After Acquisition                 $1,595,684,127
Shares issued 3,513,023
Portfolio  Description  Net Assets as of July 26, 2024
Thrivent Multisector Bond Acquiring Portfolio $157,040,144
Thrivent Multidimensional Income Target Portfolio $41,155,708
Thrivent Multisector Bond After Acquisition $198,195,852
Shares Issued 4,570,881
Target Portfolio
Unrealized
Appreciation/
Depreciation
Undistributed
Net Investment
(Loss)
Accumulated
Net Realized
Gains/(Losses) Capital Stock
Thrivent Low Volatility Equity  $3,407,925 $(285,387) $151,875  $47,330,048
Thrivent Multidimensional Income  $(1,222,018)  $(109,789)  $(7,393,870)  $49,881,385

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

Assuming the mergers had been completed on January 1, 2024 the Acquiring Portfolios' pro-forma results of operations for the year ended
December 31, 2024 would be the following:
The financial statements reflect the operations of the Acquiring Portfolios for the period prior to the merger and the combined Portfolios for the period subsequent to the mergers.  Because the combined Portfolios have been managed as a single Portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Low Volatility Equity Portfolio and Thrivent Multidimensional
Income Portfolio that have been included in the Acquiring Portfolios' Statement of Operations since the mergers were completed.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their
investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the
Board, and generally utilizes the amortized cost method. Valuing securities held by Money Market on the basis of amortized cost
(which approximates fair value) involves a constant amortization of premium or accretion of discount to maturity. Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the
Committee. Private Equity Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a portfolio's investment in the Private Equity Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that for the Private
Equity Funds held by the Portfolios, if the NAV of the Private
Equity Fund is not readily available for the daily pricing needs of the
Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the
Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair
Acquiring Portfolio
Net Change in
Unrealized
Appreciation/
(Depreciation)
Net Investment
Income
Net Gains/(Losses)
on Investments
Net Increase in
Net Assets
from Operations
Thrivent Global Stock $24,557,887 $32,152,059 $169,100,339 $225,810,285
Thrivent Multisector Bond $6,620,604 $9,595,894 $(5,676,327) $10,540,171

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of December 31, 2025, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
In December 2023, the FASB issued Accounting Standards
Update ("ASU") 2023-09 - Improvements to Income Tax Disclosures,
which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

permitted. For the year ended December 31, 2025, the following
Portfolios paid material income taxes (net of refunds received), exclusively in foreign jurisdictions comprised of:
* Country income tax paid amounts are shown separately if net amount exceeds % of total income taxes paid.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond, High Yield, Income, Money
Market, Multisector Bond, and Short-Term Bond; and declared and reinvested at least annually for all other Portfolios.
Derivatives
— Each of the Portfolios, with the exception of
the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities.
Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees
Emerging Markets Equity Portfolio
Country *
Income Taxes Paid
(Net of Refunds Received)
Brazil $(22,124)
China (30,547)
India (162,232)
South Korea (30,226)
Taiwan  (74,501)
Other (41,529)
Total $(361,159)
Global Stock Portfolio
Country *
 Income Taxes Paid
(Net of Refunds Received)
Germany $(125,404)
Italy (144,721)
Japan (274,362)
Netherlands (102,543)
Spain  (62,296)
Switzerland (98,222)
Other (266,833)
Total $(1,074,381)
International Equity Portfolio
Country *
  Income Taxes Paid
(Net of Refunds Received)
Germany $(322,702)
India (312,700)
Italy (405,569)
Japan (835,994)
Netherlands (279,265)
Norway (130,239)
Spain  (166,475)
Sweden (152,082)
Switzerland (310,404)
Taiwan (173,166)
Other 484,709
Total $(2,603,887)
International Index Portfolio
Country *
 Income Taxes Paid
(Net of Refunds Received)
Germany $(97,140)
Italy (47,548)
Japan (131,412)
Netherlands (41,182)
Spain  (32,714)
Sweden (36,644)
Other (102,873)
Total $(489,513)

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call options.
The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The
Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the year ended December 31, 2025, none of the
Portfolios invested in options.
Futures Contracts
— All Portfolios, with the exception of the
Money Market, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended December 31, 2025, Aggressive Allocation,
Conservative Allocation, Dynamic Allocation, Government
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, Multisector Bond,
and Short-Term Bond used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the year ended December 31, 2025, Aggressive Allocation,
All Cap, Conservative Allocation, Dynamic Allocation, Emerging
Markets Equity, ESG Index, Global Stock, International Equity,
International Index, Large Cap Index, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Real Estate Securities, and Small Cap
Index used equity futures to manage exposure to the equities market.
During the year ended December 31, 2025, Aggressive Allocation,
Conservative Allocation, Dynamic Allocation, Global Stock,
International Equity, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection
with purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market, may enter into spot foreign currency forward contracts. Additionally, the Portfolios may enter into positional contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the year ended December 31, 2025, none of
the Portfolios invested in positional foreign currency forward contracts.
Swap Agreements
— All Portfolios, with the exception of the Money
Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or
other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended December 31, 2025, Conservative
Allocation, Dynamic Allocation, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, and
Multisector Bond used CDX Indices (comprised of CDSs) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
During the year ended December 31, 2025, Aggressive
Allocation, Conservative Allocation, Dynamic Allocation, Global
Stock, Moderate Allocation, Moderately Aggressive Allocation,
and Moderately Conservative Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 35,000,000 – 35,000,000 35,000,000 – – –

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

received are recognized over the roll period and are included in
Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended December 31, 2025, Money
Market engaged in this type of investment.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Portfolio is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
For the year ended December 31, 2025, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of December 31, 2025, the Portfolios have the following
unfunded bank loan commitments:
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Portfolio to certain risks.
For example, the Portfolio may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Portfolio will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of December 31, 2025, private equity capital commitments
were as follows:
Line of Credit
—
Each Portfolio (with the exception of Money
Market), along with other funds managed by the investment
adviser or an affiliate, participates in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Effective Rate or the Overnight
Bank Funding Rate plus, in each case, 0.10% plus a margin
of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on
December 15, 2026 unless extended by mutual agreement of State
Street Bank and Trust Company and the Portfolios. The Portfolios
had no borrowings during the year ended December 31, 2025.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Portfolio
Chemours Company, Term Loan $1,110,225
Natgasoline, LLC, Term Loan $1,141,300
Total $2,251,525
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $120,000,000 $71,765,507 40.20%
Moderate Allocation 278,500,000 167,382,987 39.90%
Moderately Aggressive
Allocation 226,500,000 136,223,133 39.86%
Moderately Conservative
Allocation 85,000,000 50,861,399 40.16%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

In-kind Contributions
—  During December 2025, Aggressive Allocation, Moderate Allocation, Moderately Aggressive, and Moderately
Conservative contributed securities in-kind to Thrivent Mid Cap Value ETF. As a result of the in-kind contribution, Thrivent Mid Cap Value ETF issued shares at the per share net asset value on the date of contribution. For financial reporting purposes, the contributing portfolio recognizes a gain on these transactions to the extent the value of the distributed securities on the date of contribution exceeds the cost of those securities;
they recognize a loss if the cost exceeds the value. The realized gains or losses below are included in the Statement of Operations of the contributing portfolio as net realized gains/losses on in-kind contributions. These in-kind transactions were conducted at market value. The transactions were as follows:
Under the Internal Revenue Code, the contributing Portfolios and Thrivent Mid Cap Value ETF are related parties and losses on the in-kind contributions are deferred until the contributed securities are sold to an unrelated taxpayer. Gains on these in-kind contributions are recognized for tax purposes in the year of the contribution.
In-kind Redemptions
— During the year ended December 31, 2025, the Mid Cap Stock Portfolio and Small Cap Stock Portfolio. (the
“underlying portfolios”), redeemed shares in-kind (“in-kind redemption”). The underlying portfolios distributed portfolio securities and cash as payment for the redemption of these portfolio shares to Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Aggressive
Allocation Portfolio and Moderately Conservative Allocation Portfolio, as shown in the table below. For financial reporting purposes, the underlying portfolio recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying portfolio as net realized gains/
losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of
Changes in Net Assets of the underlying portfolio. These in-kind transactions were conducted at market value. The transactions were as follows:
Contributing Portfolio
Contribution
 Date
Shares
Received
Net Asset
Value
per Share
In-Kind Amount
- Cash
In-Kind
Amount-
Securities
Realized
Gain/(Loss)
Aggressive Allocation Portfolio 12/12/2025 2,986,154 $15.22 $857,847 $44,602,373 $1,758,877
Moderate Allocation Portfolio 12/12/2025 2,958,674 $15.22 850,165 44,191,707  1,742,464
Moderately Aggressive Allocation
Portfolio 12/12/2025 4,022,841 $15.22 1,156,050 60,086,354  2,369,340
Moderately Conservative
Allocation Portfolio 12/12/2025 320,709  $15.22 91,691 4,790,666 188,983
Totals 10,288,378 $2,955,753 $153,671,100 $6,059,664
Underlying
Portfolio
Underlying
Shares
Redeemed Date
In-Kind
Amount
Aggressive Allocation Portfolio  Mid Cap Stock Portfolio 797,838 6/24/2025 $15,000,000
Moderate Allocation Portfolio Mid Cap Stock Portfolio 10,105,953 6/24/2025 190,000,000
Moderately Aggressive Allocation
Portfolio Mid Cap Stock Portfolio 7,499,681 6/24/2025 141,000,000
Moderately Conservative Allocation Portfolio Mid Cap Stock Portfolio  2,712,651 6/24/2025 51,000,000
Total Mid Cap Stock Portfolio 21,116,123 $397,000,000*
* In-kind redemption consists of $382,865,996 in securities and $14,134,004 in cash with an associated realized gain of $129,733,906.
Moderate Allocation Portfolio Small Cap Stock Portfolio 4,195,933 6/25/2025 $73,000,000
Moderately Aggressive Allocation Portfolio Small Cap Stock Portfolio 1,436,963 6/25/2025 25,000,000
Moderately Conservative Allocation Portfolio Small Cap Stock Portfolio 2,758,970 6/25/2025 48,000,000
Total Small Cap Stock Portfolio 8,391,866 $146,000,000**
** In-kind redemption consists of $141,323,357 in securities and $4,676,643 in cash with an associated realized gain of $27,385,238.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent, the Adviser. Under the Investment
Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Healthcare 0.900% 0.850%  0.800%  0.750%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Conservative Allocation
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Dynamic Allocation
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Emerging Markets Equity
0.900% 0.900% 0.900% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Equity
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.550% 0.550%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.200% 0.200% 0.200% 0.200%
Multisector Bond
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Short-Term Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

Expense Reimbursements
— For the year ended December 31,
2025, contractual expense reimbursements, as a percentage of net assets, were in effect:
Healthcare 0.05% 4/30/2026
For the year ended December 31, 2025, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Emerging Markets Equity   1.15% 4/30/2026
ESG Index 0.35% 4/30/2026
Mid Cap Growth 0.89%* 4/30/2026
Mid Cap Value 0.89% 4/30/2026
Small Cap Growth 0.94% 4/30/2026
*Prior expense cap of 0.85% expired on 4/30/2025.
Expense reimbursements are accrued daily and paid by
Thrivent monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup
amounts reimbursed or waived in prior months within the same fiscal year. Acquired fund fees and expenses incurred by the
Portfolios by investing in other open-ended funds are excluded from reimbursement accrued by the Portfolios.
Subject to certain limitations, all Portfolios in the Fund except for Money Market may invest cash in other Portfolios in the Fund,
Thrivent Cash Management Trust, and Thrivent Core Funds. These
related-party transactions are subject to the same terms as non-
related party transactions. To avoid duplicate investment advisory fees, Thrivent reimburses an amount equal to any investment
advisory fees indirectly incurred by the asset allocation, equity and fixed income Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting
and administrative services agreement with Thrivent to provide certain accounting and administrative personnel and services to the Portfolios. Each Portfolio pays a fee equal to the sum of
$80,000 plus 0.017% of the Portfolio's average daily net assets to Thrivent.  These fees are accrued daily and paid monthly.  For the year ended December 31, 2025, Thrivent received aggregate fees for accounting and administrative personnel and services of $9,857,834 from the Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the year ended
December 31, 2025, Thrivent Investor Services received $150,000 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.  Thrivent Money Market is not eligible for the deferral plan.
The value of each Director’s deferred compensation account will increase or decrease as if invested in shares of a particular Portfolio of Thrivent Series Fund. Each participant's fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio of Thrivent Series Fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $1,137,310 in fees from the Fund for the year ended
December 31, 2025. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent directors of the Fund
are officers and directors of Thrivent, however, they receive no compensation from the Fund. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds and/or Private Equity Funds. Fees and expenses of those underlying funds are not included in those
Portfolios’ expense ratios reported in the Financial Highlights. The
Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation
Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. In addition, the Adviser has agreed to waive the management fees that are indirectly incurred by any Portfolio of the Fund as a result of its investment in Thrivent
Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the
Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05%. This contractual provision may be terminated upon the mutual agreement between the independent Directors of the
Fund and the Adviser.  For the year ended December 31, 2025, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.17% 4/30/2026
Moderate Allocation 0.20% 4/30/2026
Moderately Aggressive Allocation 0.23% 4/30/2026
Moderately Conservative Allocation 0.15% 4/30/2026
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow
Portfolio
Expense
Reimbursement Expiration Date
Portfolio
Expense
Limit Expiration Date
Portfolio
Expense
Reimbursement
Expiration
Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the year ended
December 31, 2025, none of the Portfolios borrowed cash through the Program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update ("ASU")
2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures ("ASU 2023-07"), management
evaluates the Portfolios’ business activities to determine the segment reporting needed for the Portfolios. The intent of ASU
2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Officers of the Portfolios, consisting of the
President as the Principal Executive Officer and the Treasurer as
the Principal Financial and Accounting Officer, jointly act as the
Portfolios' CODMs. Management has determined that each Portfolio is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each
Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios' portfolio managers as a team. As investment companies, the Portfolios primarily engage in investing in securities to generate a return on investment for shareholders.
The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolios' Schedule of
Investments, Statement of Changes in Net Assets and Financial
Highlights. Portfolio net assets are reflected on the accompanying
Statement of Assets and Liabilities as “Total Net Assets” and
significant portfolio expenses are listed on the accompanying
Statement of Operations.
(5) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to the timing differences recognizing certain gains and losses on investment transactions, such as wash sales, spinoffs, unrealized and
realized activity related to derivatives, treatment of passive foreign investment companies, partnerships, real estate investment trusts, contributions in-kind, amortization of callable bonds, and related party transactions. At the end of the fiscal year, reclassifications between net asset amounts are made for differences that are
permanent in nature. These permanent differences primarily relate to tax treatment of partnerships, spinoffs, swaps, passive foreign investment companies, redemptions in-kind, foreign currency
transactions, foreign capital gains paid, passthrough short-term gains, net operating losses and sales of callable bonds.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation $373 $(373)
Conservative Allocation 45 (45)
Dynamic Allocation 81 (81)
Global Stock 1,185 (1,185)
Large Cap Index 853 (853)
Large Cap Value 6,182 (6,182)
Mid Cap Growth 288,068 (288,068)
Mid Cap Stock (129,621,022) 129,621,022
Mid Cap Value 702 (702)
Moderate Allocation 293 (293)
Moderately Aggressive
Allocation 125 (125)
Moderately Conservative
Allocation 117 (117)
Multisector Bond (288,332) 288,332
Small Cap Growth 420,413 (420,413)
Small Cap Stock (27,043,516) 27,043,516
Portfolio
Undistributed
Ordinary Income
#
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $ 60,975,093 $ 147,998,770
All Cap 9,622,271 28,159,990
Conservative Allocation 25,119,447 –
Dynamic Allocation 15,058,274 13,355,670
Emerging Markets Equity 2,591,867 5,330,332
ESG Index 519,919 177,502
Global Stock 62,535,725 106,780,665
Government Bond 55,886 –
Healthcare 1,923,553 1,037,195
High Yield 317,475 –
Income 85,229 –
International Equity 50,192,647 86,102,635
International Index 8,330,326 –
Large Cap Growth 8,766,762 209,642,719
Large Cap Index 24,528,967 49,671,322
Large Cap Value 79,037,184 56,585,876
Mid Cap Index 9,723,315 26,427,343
Mid Cap Stock 12,965,409 201,605,670
Mid Cap Value 730,724 1,853,676
Moderate Allocation 294,542,634 446,975,510
Moderately Aggressive
Allocation 230,247,470 431,712,165

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

At December 31, 2025, the following Portfolios had accumulated capital loss carryovers as follows:
To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2025, capital loss carryovers utilized by the
Portfolios were as follows:
The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:
Portfolio
Undistributed
Ordinary Income
#
Undistributed
Long-Term Capital
Gain
Moderately Conservative
Allocation 138,549,362 99,723,744
Money Market 39,323 –
Multisector Bond 89,769 –
Real Estate Securities 3,449,981 –
Short-Term Bond 751,268 –
Small Cap Growth – 7,211,183
Small Cap Index 54,880,020 38,446,797
Small Cap Stock 6,576,430 15,358,204
#
Undistributed ordinary income includes income derived from
short-term capital gains, if any .
Portfolio
Capital Loss
Carryover
Conservative Allocation $ 20,086,670
Government Bond 20,786,387
High Yield 132,467,038
Income 147,982,357
International Index 2,187,231
Mid Cap Growth 2,759,188
Multisector Bond 32,105,944
Real Estate Securities 235,524
Short-Term Bond 14,028,238
Portfolio
Capital Loss
Carryover
Conservative Allocation 8,825,154
ESG Index $411,857
Government Bond $237,327
International Equity $64,336,389
International Index   $282,593
Mid Cap Growth $2,494,897
Short-Term Bond $1,349,787
Small Cap Growth $1,641,168
Ordinary Income
(a)
Long-Term Capital Gains
Portfolio 12/31/2025 12/31/2024 12/31/2025 12/31/2024
Aggressive Allocation $ 80,540,385 $ 47,111,126 $ 137,324,281 $ 68,597,319
All Cap 1,170,291 1,257,921 5,405,100 4,532,754
Conservative Allocation 26,952,306 29,822,048 — —
Dynamic Allocation 12,805,793 13,880,068 9,056,034 —
Emerging Markets Equity 1,773,596 1,781,060 366,227 5,242,317
ESG Index 530,255 480,266 — —
Global Stock 69,081,304 31,100,142 113,163,148 45,420,165
Government Bond 6,303,359 6,599,335 — —
Healthcare 1,790,870 3,275,752 634,959 12,826,294
High Yield 53,342,943 51,252,461 — —
Income 58,207,056 58,484,308 — —
International Equity 35,636,358 43,800,967 — —
International Index 5,677,488 5,363,436 — —
Large Cap Growth 64,738,526 41,810,613 188,581,987 155,171,727
Large Cap Index 23,044,884 23,179,575 57,691,090 19,293,865
Large Cap Value 85,761,205 46,183,215 326,039,915 78,759,034
Mid Cap Index 16,508,977 8,537,981 21,805,898 10,221,488
Mid Cap Stock 17,170,979 12,911,486 226,550,796 25,753,242
Mid Cap Value 1,205,274 1,091,340 3,048,998 237,877
Moderate Allocation 378,529,617 280,397,502 566,532,394 317,283,649
Moderately Aggressive Allocation 249,221,338 168,887,743 346,012,634 203,631,489
Moderately Conservative Allocation 165,248,890 131,249,651 134,586,390 38,598,330
Money Market 18,056,907 21,139,216 3,724 4,387
Multisector Bond 8,576,486 8,606,007 — —
Real Estate Securities 6,507,900 3,944,316 6,916,743 5,969,196
Short-Term Bond 28,516,463 28,789,028 — —
Small Cap Index 15,276,691 13,730,470 42,228,382 —
Small Cap Stock 6,176,381 6,666,739 59,058,215 —
(a) Ordinary income includes income derived from short-term capital gains, if any.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended December 31, 2025, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of December 31, 2025, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a
Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended December 31, 2025, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.
During the year ended December 31, 2025, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.
(8) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of other insurance companies not affiliated with Thrivent, and other Portfolios.
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 824,663 $ 936,227
All Cap 260,369 268,834
Conservative Allocation 166,555 215,793
Dynamic Allocation 115,173 144,814
Emerging Markets Equity 49,943 55,305
ESG Index 6,829 9,288
Global Stock 899,044 947,581
Government Bond 4,618 6,936
Healthcare 42,525 73,084
High Yield 336,536 313,578
Income 588,772 694,614
International Equity 1,113,488 1,194,125
International Index 37,241 5,837
Large Cap Growth 1,196,345 1,459,670
Large Cap Index 55,650 111,577
Large Cap Value 776,960 755,711
Mid Cap Growth 59,652 65,529
Mid Cap Index 104,635 108,664
Mid Cap Stock 1,200,024 1,269,759
Mid Cap Value 27,895 32,659
Moderate Allocation 2,469,039 3,127,591
Moderately Aggressive Allocation 2,416,958 2,447,523
Moderately Conservative Allocation 716,602 1,112,809
Multisector Bond 45,850 70,218
Real Estate Securities 150,445 159,611
Short-Term Bond 298,106 371,657
Small Cap Growth 145,586 153,310
Small Cap Index 298,185 371,198
Small Cap Stock 671,536 704,971
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 341,008 $ 370,261
Conservative Allocation 97,403 122,751
Dynamic Allocation 105,070 104,326
Government Bond 544,711 547,988
Income 195,237 234,554
Moderate Allocation 910,128 1,127,133
Moderately Aggressive Allocation 608,733 610,813
Moderately Conservative Allocation 308,367 552,455
Multisector Bond 44,230 40,379
Short-Term Bond 246,813 255,038
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
Aggressive Allocation 6 2.49%
Conservative Allocation 2 0.01%
Dynamic Allocation 2 0.00%
High Yield 2 0.00%
Income 3 0.14%
Moderate Allocation 7 1.61%
Moderately Aggressive
Allocation 7 1.43%
Moderately Conservative
Allocation 7 1.32%
Multisector Bond 2 0.03%
Short-Term Bond 1 0.04%
Portfolio Purchase Amount
Mid Cap Index $498,192
Small Cap Index 1,203,467
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Mid Cap Index $1,203,467 $(1,100,959)
Small Cap Index 498,192 129,427

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

As of December 31, 2025, authorized capital stock shares:
(9) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and has determined that no items require disclosure.
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.  As of December 31, 2025, the following Portfolios had portfolio concentration greater than 25% in certain market sectors:
(11) PRINCIPAL RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of principal risks associated with investing in the
Portfolios.  Refer to the prospectus for risks specific to each Portfolio.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Conservative Allocation 300,000,000 0.01
Dynamic Allocation 200,000,000 0.01
Emerging Markets Equity 100,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
Healthcare 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Equity 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 400,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multisector Bond 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Short-Term Bond 300,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 200,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total Net
Assets
All Cap Information Technology 32.5%
Emerging Markets Equity Financials 26.0%
Emerging Markets Equity Information Technology 27.4%
ESG index Information Technology 37.3%
Government Bond
Mortgage-Backed
Securities
31.2%
Government Bond U.S. Govt. & Agencies 51.5%
Healthcare Pharmaceuticals 31.2%
Income Financials 35.1%
International Equity Financials 25.4%
Large Cap Growth Information Technology 43.1%
Large Cap Index Information Technology 34.0%
Mid Cap Growth Information Technology 25.7%
Short-Term Bond Financials 31.5%
Small Cap Growth Industrials 28.5%
Small Cap Growth Information Technology 25.3%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio is
subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the
Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each
Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Portfolio to greater risk and increase its costs. Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.
Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Portfolio enters into the derivatives transaction and the date that the Portfolio closes out that transaction. When a Portfolio enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Portfolio enters into the futures contract and the time the Portfolio has to purchase or sell the security may cause the Portfolio to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Portfolio enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa).
If interest rates change in a manner or to a degree not anticipated by the Portfolio, the Portfolio could end up receiving less interest on its investment than if the Portfolio had not entered into the swap agreement. When a Portfolio enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a
Portfolio of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Portfolio to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Portfolio to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
High-Yield Risk
— High-yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Certain Portfolios allocate their
assets among other funds managed by the Adviser or an affiliate
(“Affiliated Funds”). From time to time, one or more Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by these Portfolios or other investors.
Such transactions may affect the Affiliated Funds; Affiliated Funds experiencing redemptions due to reallocations or rebalancings may need to sell securities, while Affiliated Funds receiving additional cash will need to invest that cash.
These effects may be particularly significant when a Portfolio owns a substantial portion of any Affiliated Fund. While the overall impact of these transactions cannot be predicted, the performance of an
Affiliated Fund may be adversely affected if it must sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities result in gains.
Because these Portfolios may own substantial portions of certain
Affiliated Funds, a redemption or reallocation away from an Affiliated
Fund could also cause that Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the
Adviser may cause a Fund to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a
Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Portfolio. As a result, the Portfolio could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses.
In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the
Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other funds,
the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated
period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments;
preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities;
generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations are
paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such
models may not perform as expected or may underperform in
periods of market volatility.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2025

(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2025 $ 19.57 $ 0.26 $ 2.58 $ 2.84 $ (0.33) $ (1.59)
Year Ended 12/31/2024 17.80 0.30 2.49 2.79 (0.29) (0.73)
Year Ended 12/31/2023 15.45 0.26 2.68 2.94 (0.31) (0.28)
Year Ended 12/31/2022 21.60 0.17 (4.05) (3.88) (0.15) (2.12)
Year Ended 12/31/2021 18.84 0.11 3.62 3.73 (0.17) (0.80)
ALL CAP PORTFOLIO
Year Ended 12/31/2025 18.36 0.12 3.10 3.22 (0.11) (0.53)
Year Ended 12/31/2024 15.80 0.11 3.00 3.11 (0.12) (0.43)
Year Ended 12/31/2023 13.11 0.12 2.77 2.89 (0.14) (0.06)
Year Ended 12/31/2022 19.82 0.14 (3.76) (3.62) (0.10) (2.99)
Year Ended 12/31/2021 16.51 0.10 3.81 3.91 (0.07) (0.53)
CONSERVATIVE ALLOCATION PORTFOLIO
(d)
Year Ended 12/31/2025 7.63 0.37 0.38 0.75 (0.36) –
Year Ended 12/31/2024 7.48 0.36 0.15 0.51 (0.36) –
Year Ended 12/31/2023 7.06 0.35 0.35 0.70 (0.28) –
Year Ended 12/31/2022 8.88 0.27 (1.36) (1.09) (0.24) (0.49)
Year Ended 12/31/2021 8.56 0.22 0.37 0.59 (0.27) 0.00
DYNAMIC ALLOCATION PORTFOLIO
(e)
Year Ended 12/31/2025 15.33 0.57 1.28 1.85 (0.53) (0.38)
Year Ended 12/31/2024 14.62 0.53 0.70 1.23 (0.52) –
Year Ended 12/31/2023 13.36 0.51 1.13 1.64 (0.38) –
Year Ended 12/31/2022 17.28 0.39 (2.76) (2.37) (0.32) (1.23)
Year Ended 12/31/2021 15.91 0.32 1.63 1.95 (0.39) (0.19)
EMERGING MARKETS EQUITY PORTFOLIO
Year Ended 12/31/2025 12.81 0.28 3.76 4.04 (0.25) (0.23)
Year Ended 12/31/2024 13.13 0.27 0.89 1.16 (0.37) (1.11)
Year Ended 12/31/2023 12.39 0.25 0.88 1.13 (0.39) –
Year Ended 12/31/2022 17.09 0.10 (4.52) (4.42) (0.11) (0.17)
Year Ended 12/31/2021 17.97 0.14 (0.99) (0.85) (0.03) –
ESG INDEX PORTFOLIO
Year Ended 12/31/2025 19.38 0.20 3.22 3.42 (0.19) –
Year Ended 12/31/2024 15.99 0.18 3.38 3.56 (0.17) –
Year Ended 12/31/2023 12.60 0.18 3.36 3.54 (0.15) –
Year Ended 12/31/2022 16.53 0.13 (3.72) (3.59) (0.08) (0.26)
Year Ended 12/31/2021 12.70 0.09 3.80 3.89 – (0.06)
GLOBAL STOCK PORTFOLIO
Year Ended 12/31/2025 15.04 0.26 2.63 2.89 (0.29) (1.43)
Year Ended 12/31/2024 13.73 0.31 1.75 2.06 (0.30) (0.45)
Year Ended 12/31/2023 11.39 0.27 2.23 2.50 (0.16) –
Year Ended 12/31/2022 16.39 0.18 (3.29) (3.11) (0.15) (1.74)
Year Ended 12/31/2021 14.15 0.13 2.76 2.89 (0.14) (0.51)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
*
Effective April 30, 2025, Diversified Income Plus Portfolio changed its name to Conservative Allocation Portfolio.
Effective April 30, 2025, Balanced Income Plus Portfolio changed its name to Dynamic Allocation Portfolio
All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.92) $ 20.49 15.81% $ 2,465.2 0.57% 1.31% 0.73% 1.14% 57%
(1.02) 19.57 16.05% 2,261.8 0.57% 1.57% 0.73% 1.40% 49%
(0.59) 17.80 19.31% 2,052.1 0.57% 1.57% 0.74% 1.40% 43%
(2.27) 15.45 (17.92)% 1,769.1 0.57% 1.05% 0.73% 0.88% 52%
(0.97) 21.60 20.20% 2,144.1 0.57% 0.58% 0.73% 0.41% 52%
(0.64) 20.94 18.05% 214.6 0.66% 0.58% 0.66% 0.58% 131%
(0.55) 18.36 19.90% 194.8 0.66% 0.63% 0.66% 0.63% 24%
(0.20) 15.80 22.13% 168.7 0.67% 0.83% 0.67% 0.83% 63%
(3.09) 13.11 (18.21)% 142.9 0.66% 0.99% 0.66% 0.99% 44%
(0.60) 19.82 24.11% 177.7 0.65% 0.53% 0.65% 0.53% 62%
(0.36) 8.02 10.17% 587.0 0.48% 4.27% 0.48% 4.27% 48%
(0.36) 7.63 7.16% 607.2 0.47% 4.25% 0.47% 4.25% 52%
(0.28) 7.48 10.21% 658.5 0.47% 4.39% 0.47% 4.39% 85%
(0.73) 7.06 (12.38)% 689.6 0.46% 3.31% 0.46% 3.31% 263%
(0.27) 8.88 6.87% 877.3 0.45% 2.53% 0.45% 2.53% 269%
(0.91) 16.27 12.62% 381.9 0.66% 3.30% 0.66% 3.30% 62%
(0.52) 15.33 8.55% 393.1 0.65% 3.14% 0.65% 3.14% 70%
(0.38) 14.62 12.47% 414.2 0.64% 3.42% 0.64% 3.42% 70%
(1.55) 13.36 (13.77)% 405.0 0.63% 2.57% 0.63% 2.57% 191%
(0.58) 17.28 12.44% 507.1 0.62% 1.93% 0.62% 1.93% 165%
(0.48) 16.37 32.20% 74.0 1.15% 1.80% 1.52% 1.43% 76%
(1.48) 12.81 8.96% 62.1 1.15% 1.86% 1.59% 1.42% 69%
(0.39) 13.13 9.13% 66.7 0.87% 1.94% 1.50% 1.31% 141%
(0.28) 12.39 (25.91)% 67.6 1.20% 0.71% 1.29% 0.61% 31%
(0.03) 17.09 (4.73)% 97.1 1.20% 0.73% 1.20% 0.73% 33%
(0.19) 22.61 17.78% 62.3 0.35% 0.92% 0.51% 0.75% 12%
(0.17) 19.38 22.33% 55.8 0.35% 1.03% 0.55% 0.83% 13%
(0.15) 15.99 28.19% 44.3 0.36% 1.25% 0.60% 1.01% 18%
(0.34) 12.60 (21.83)% 35.1 0.38% 1.17% 0.65% 0.90% 49%
(0.06) 16.53 30.78% 34.5 0.38% 0.98% 0.92% 0.44% 98%
(1.72) 16.21 20.82% 1,908.0 0.59% 1.76% 0.59% 1.76% 63%
(0.75) 15.04 15.25% 1,616.2 0.60% 1.99% 0.60% 1.99% 58%
(0.16) 13.73 22.03% 1,514.6 0.62% 2.14% 0.62% 2.14% 57%
(1.89) 11.39 (18.97)% 1,262.1 0.62% 1.43% 0.62% 1.43% 62%
(0.65) 16.39 20.71% 1,578.0 0.61% 0.82% 0.61% 0.82% 55%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
GOVERNMENT BOND PORTFOLIO
Year Ended 12/31/2025 $ 9.60 $ 0.38 $ 0.30 $ 0.68 $ (0.38) $ –
Year Ended 12/31/2024 9.87 0.39 (0.27) 0.12 (0.39) –
Year Ended 12/31/2023 9.77 0.32 0.10 0.42 (0.32) –
Year Ended 12/31/2022 11.15 0.22 (1.38) (1.16) (0.22) –
Year Ended 12/31/2021 11.71 0.15 (0.32) (0.17) (0.15) (0.24)
HEALTHCARE PORTFOLIO
Year Ended 12/31/2025 24.38 0.22 2.93 3.15 (0.18) (0.07)
Year Ended 12/31/2024 25.90 0.19 (0.12) 0.07 (0.21) (1.38)
Year Ended 12/31/2023 25.34 0.20 0.84 1.04 (0.14) (0.34)
Year Ended 12/31/2022 30.19 0.13 (1.96) (1.83) (0.07) (2.95)
Year Ended 12/31/2021 28.23 0.07 3.46 3.53 (0.09) (1.48)
HIGH YIELD PORTFOLIO
Year Ended 12/31/2025 4.18 0.27 0.09 0.36 (0.27) –
Year Ended 12/31/2024 4.17 0.27 0.01 0.28 (0.27) –
Year Ended 12/31/2023 3.96 0.24 0.21 0.45 (0.24) –
Year Ended 12/31/2022 4.65 0.22 (0.68) (0.46) (0.23) –
Year Ended 12/31/2021 4.67 0.21 (0.02) 0.19 (0.21) –
INCOME PORTFOLIO
Year Ended 12/31/2025 8.75 0.41 0.27 0.68 (0.41) –
Year Ended 12/31/2024 8.86 0.39 (0.11) 0.28 (0.39) –
Year Ended 12/31/2023 8.45 0.36 0.41 0.77 (0.36) –
Year Ended 12/31/2022 10.76 0.31 (2.00) (1.69) (0.32) (0.30)
Year Ended 12/31/2021 11.44 0.31 (0.37) (0.06) (0.30) (0.32)
INTERNATIONAL EQUITY PORTFOLIO
(d)
Year Ended 12/31/2025 9.59 0.27 2.65 2.92 (0.25) –
Year Ended 12/31/2024 9.48 0.23 0.19 0.42 (0.31) –
Year Ended 12/31/2023 8.24 0.28 1.20 1.48 (0.24) –
Year Ended 12/31/2022 11.42 0.21 (2.32) (2.11) (0.26) (0.81)
Year Ended 12/31/2021 10.13 0.20 1.26 1.46 (0.17) –
INTERNATIONAL INDEX PORTFOLIO
Year Ended 12/31/2025 13.38 0.36 3.76 4.12 (0.35) –
Year Ended 12/31/2024 13.30 0.35 0.10 0.45 (0.37) –
Year Ended 12/31/2023 11.52 0.31 1.73 2.04 (0.26) –
Year Ended 12/31/2022 13.91 0.29 (2.33) (2.04) (0.31) (0.04)
Year Ended 12/31/2021 12.66 0.28 1.09 1.37 (0.03) (0.09)
LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2025 58.44 0.18 8.94 9.12 (0.25) (4.81)
Year Ended 12/31/2024 48.03 0.25 14.09 14.34 (0.24) (3.69)
Year Ended 12/31/2023 36.55 0.24 16.28 16.52 (0.09) (4.95)
Year Ended 12/31/2022 60.92 0.09 (20.28) (20.19) – (4.18)
Year Ended 12/31/2021 55.13 (0.03) 12.13 12.10 (0.08) (6.23)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
Effective April 30, 2025, International Allocation Portfolio changed its name to International Equity Portfolio.
All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.38) $ 9.90 7.32% $ 159.8 0.49% 3.91% 0.49% 3.91% 343%
(0.39) 9.60 1.17% 160.7 0.49% 4.01% 0.49% 4.01% 366%
(0.32) 9.87 4.38% 168.0 0.46% 3.27% 0.46% 3.27% 211%
(0.22) 9.77 (10.37)% 168.3 0.45% 2.17% 0.45% 2.17% 302%
(0.39) 11.15 (1.52)% 208.9 0.44% 1.33% 0.44% 1.33% 326%
(0.25) 27.28 13.07% 244.7 0.87% 0.79% 0.92% 0.74% 17%
(1.59) 24.38 (0.05)% 248.2 0.86% 0.65% 0.91% 0.60% 20%
(0.48) 25.90 4.14% 277.4 0.82% 0.75% 0.90% 0.68% 60%
(3.02) 25.34 (5.54)% 290.9 0.84% 0.50% 0.89% 0.45% 38%
(1.57) 30.19 12.77% 320.1 0.84% 0.26% 0.89% 0.21% 48%
(0.27) 4.27 8.78% 858.3 0.45% 6.38% 0.45% 6.38% 39%
(0.27) 4.18 6.99% 822.2 0.45% 6.39% 0.45% 6.39% 58%
(0.24) 4.17 11.85% 785.9 0.45% 5.96% 0.45% 5.96% 30%
(0.23) 3.96 (10.21)% 727.6 0.44% 5.32% 0.44% 5.32% 45%
(0.21) 4.65 4.40% 884.3 0.44% 4.56% 0.44% 4.56% 69%
(0.41) 9.02 7.93% 1,245.1 0.44% 4.61% 0.44% 4.61% 63%
(0.39) 8.75 3.15% 1,320.5 0.44% 4.42% 0.44% 4.42% 50%
(0.36) 8.86 9.30% 1,335.8 0.44% 4.20% 0.44% 4.20% 50%
(0.62) 8.45 (15.85)% 1,256.9 0.43% 3.42% 0.43% 3.42% 33%
(0.62) 10.76 (0.46)% 1,748.3 0.43% 2.80% 0.43% 2.80% 56%
(0.25) 12.26 30.87% 1,768.2 0.72% 2.40% 0.72% 2.40% 77%
(0.31) 9.59 4.29% 1,387.1 0.74% 2.29% 0.74% 2.29% 87%
(0.24) 9.48 18.11% 1,372.9 0.73% 2.59% 0.75% 2.58% 88%
(1.07) 8.24 (18.35)% 1,509.4 0.74% 2.33% 0.74% 2.33% 88%
(0.17) 11.42 14.46% 1,879.5 0.72% 1.67% 0.72% 1.67% 117%
(0.35) 17.15 31.15% 298.8 0.37% 2.46% 0.37% 2.46% 2%
(0.37) 13.38 3.33% 206.3 0.40% 2.59% 0.40% 2.59% 3%
(0.26) 13.30 17.77% 191.0 0.42% 2.65% 0.42% 2.65% 3%
(0.35) 11.52 (14.56)% 153.8 0.45% 2.59% 0.45% 2.59% 3%
(0.12) 13.91 10.86% 170.3 0.45% 2.14% 0.45% 2.14% 2%
(5.06) 62.50 16.95% 3,258.4 0.43% 0.29% 0.43% 0.29% 40%
(3.93) 58.44 30.62% 3,041.9 0.43% 0.44% 0.43% 0.44% 43%
(5.04) 48.03 47.07% 2,468.4 0.43% 0.56% 0.43% 0.56% 48%
(4.18) 36.55 (33.64)% 1,751.8 0.43% 0.22% 0.43% 0.22% 63%
(6.31) 60.92 22.97% 2,775.9 0.43% (0.06)% 0.43% (0.06)% 34%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2025 $ 77.76 $ 0.89 $ 12.33 $ 13.22 $ (0.85) $ (2.34)
Year Ended 12/31/2024 63.78 0.89 14.76 15.65 (0.86) (0.81)
Year Ended 12/31/2023 51.56 0.86 12.45 13.31 (0.77) (0.32)
Year Ended 12/31/2022 64.75 0.79 (12.63) (11.84) (0.68) (0.67)
Year Ended 12/31/2021 51.38 0.71 13.74 14.45 (0.81) (0.27)
LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2025 23.77 0.36 3.80 4.16 (0.40) (3.05)
Year Ended 12/31/2024 21.98 0.45 2.36 2.81 (0.38) (0.64)
Year Ended 12/31/2023 20.88 0.41 2.15 2.56 (0.37) (1.09)
Year Ended 12/31/2022 24.15 0.40 (1.63) (1.23) (0.30) (1.74)
Year Ended 12/31/2021 19.18 0.33 5.71 6.04 (0.27) (0.80)
MID CAP GROWTH PORTFOLIO
Year Ended 12/31/2025 15.09 (0.05) 0.42 0.37 – –
Year Ended 12/31/2024 13.70 (0.04) 1.43 1.39 – –
Year Ended 12/31/2023 11.70 (0.04) 2.04 2.00 – –
Year Ended 12/31/2022 16.51 (0.04) (4.67) (4.71) – (0.10)
Year Ended 12/31/2021 14.82 (0.07) 1.82 1.75 – (0.06)
MID CAP INDEX PORTFOLIO
Year Ended 12/31/2025 23.12 0.28 1.26 1.54 (0.28) (1.00)
Year Ended 12/31/2024 20.95 0.29 2.52 2.81 (0.29) (0.35)
Year Ended 12/31/2023 18.94 0.28 2.70 2.98 (0.27) (0.70)
Year Ended 12/31/2022 24.50 0.27 (3.62) (3.35) (0.24) (1.97)
Year Ended 12/31/2021 20.13 0.24 4.65 4.89 (0.23) (0.29)
MID CAP STOCK PORTFOLIO
Year Ended 12/31/2025 21.33 0.15 0.70 0.85 (0.17) (2.24)
Year Ended 12/31/2024 19.66 0.17 1.83 2.00 (0.11) (0.22)
Year Ended 12/31/2023 18.18 0.11 2.39 2.50 (0.08) (0.94)
Year Ended 12/31/2022 27.52 0.08 (5.16) (5.08) (0.08) (4.18)
Year Ended 12/31/2021 22.69 0.07 6.30 6.37 (0.06) (1.48)
MID CAP VALUE PORTFOLIO
Year Ended 12/31/2025 18.71 0.26 1.54 1.80 (0.22) (1.41)
Year Ended 12/31/2024 17.53 0.27 1.39 1.66 (0.23) (0.25)
Year Ended 12/31/2023 15.73 0.25 1.83 2.08 (0.13) (0.15)
Year Ended 12/31/2022 16.65 0.16 (1.03) (0.87) – (0.05)
Year Ended 12/31/2021 13.08 0.07 3.96 4.03 (0.07) (0.39)
MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2025 15.56 0.38 1.55 1.93 (0.42) (1.33)
Year Ended 12/31/2024 14.68 0.40 1.48 1.88 (0.37) (0.63)
Year Ended 12/31/2023 12.98 0.35 1.72 2.07 (0.36) (0.01)
Year Ended 12/31/2022 17.18 0.25 (3.02) (2.77) (0.25) (1.18)
Year Ended 12/31/2021 16.18 0.20 1.80 2.00 (0.26) (0.74)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (3.19) $ 87.79 17.62% $ 2,247.5 0.22% 1.09% 0.22% 1.09% 3%
(1.67) 77.76 24.74% 1,983.9 0.23% 1.19% 0.23% 1.19% 3%
(1.09) 63.78 26.01% 1,669.5 0.23% 1.45% 0.23% 1.45% 2%
(1.35) 51.56 (18.30)% 1,391.8 0.23% 1.42% 0.23% 1.42% 2%
(1.08) 64.75 28.41% 1,731.4 0.23% 1.20% 0.23% 1.20% 3%
(3.45) 24.48 19.65% 3,370.5 0.62% 1.61% 0.62% 1.61% 25%
(1.02) 23.77 13.09% 2,840.3 0.63% 1.81% 0.63% 1.81% 30%
(1.46) 21.98 12.87% 2,717.0 0.63% 1.98% 0.63% 1.98% 25%
(2.04) 20.88 (4.68)% 2,474.9 0.63% 1.96% 0.63% 1.96% 21%
(1.07) 24.15 32.05% 2,512.1 0.63% 1.55% 0.63% 1.55% 22%
– 15.46 2.50% 86.9 0.88% (0.33)% 0.96% (0.41)% 69%
– 15.09 10.12% 90.3 0.85% (0.25)% 0.96% (0.37)% 63%
– 13.70 17.12% 77.7 0.85% (0.31)% 0.99% (0.45)% 47%
(0.10) 11.70 (28.52)% 55.5 0.85% (0.41)% 1.05% (0.62)% 35%
(0.06) 16.51 11.80% 56.9 0.85% (0.51)% 1.08% (0.74)% 51%
(1.28) 23.38 7.23% 720.2 0.25% 1.24% 0.25% 1.24% 15%
(0.64) 23.12 13.64% 690.5 0.25% 1.25% 0.25% 1.25% 17%
(0.97) 20.95 16.19% 634.1 0.25% 1.46% 0.25% 1.46% 19%
(2.21) 18.94 (13.25)% 558.3 0.25% 1.40% 0.25% 1.40% 14%
(0.52) 24.50 24.47% 654.6 0.24% 1.02% 0.24% 1.02% 18%
(2.41) 19.77 4.73% 1,775.3 0.66% 0.66% 0.66% 0.66% 64%
(0.33) 21.33 10.28% 2,197.8 0.66% 0.72% 0.66% 0.72% 43%
(1.02) 19.66 14.19% 2,323.5 0.66% 0.59% 0.66% 0.59% 38%
(4.26) 18.18 (17.96)% 2,050.5 0.66% 0.42% 0.66% 0.42% 30%
(1.54) 27.52 28.81% 2,629.7 0.65% 0.26% 0.65% 0.26% 41%
(1.63) 18.88 10.82% 49.2 0.89% 1.38% 1.11% 1.15% 58%
(0.48) 18.71 9.72% 49.9 0.89% 1.37% 1.10% 1.16% 55%
(0.28) 17.53 13.31% 52.3 0.90% 1.38% 1.05% 1.23% 53%
(0.05) 15.73 (5.23)% 53.2 0.90% 1.26% 1.09% 1.07% 29%
(0.46) 16.65 30.88% 30.3 0.90% 0.58% 1.42% 0.06% 29%
(1.75) 15.74 13.63% 8,775.8 0.43% 2.22% 0.62% 2.03% 45%
(1.00) 15.56 13.14% 9,070.6 0.42% 2.35% 0.62% 2.15% 44%
(0.37) 14.68 16.18% 9,310.4 0.44% 2.33% 0.62% 2.15% 42%
(1.43) 12.98 (16.19)% 8,954.1 0.44% 1.66% 0.62% 1.48% 88%
(1.00) 17.18 12.69% 11,664.1 0.43% 1.18% 0.61% 0.99% 106%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2025 $ 17.10 $ 0.31 $ 2.15 $ 2.46 $ (0.35) $ (1.10)
Year Ended 12/31/2024 15.82 0.35 1.85 2.20 (0.32) (0.60)
Year Ended 12/31/2023 14.05 0.30 2.12 2.42 (0.38) (0.27)
Year Ended 12/31/2022 19.19 0.21 (3.55) (3.34) (0.21) (1.59)
Year Ended 12/31/2021 17.39 0.16 2.62 2.78 (0.23) (0.75)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2025 13.23 0.48 1.02 1.50 (0.51) (0.69)
Year Ended 12/31/2024 12.74 0.48 0.57 1.05 (0.43) (0.13)
Year Ended 12/31/2023 11.70 0.41 0.98 1.39 (0.35) –
Year Ended 12/31/2022 14.76 0.29 (2.45) (2.16) (0.28) (0.62)
Year Ended 12/31/2021 14.47 0.23 0.78 1.01 (0.27) (0.45)
MONEY MARKET PORTFOLIO
Year Ended 12/31/2025 1.00 0.04 0.00 0.04 (0.04) –
Year Ended 12/31/2024 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2023 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2022 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2021 1.00 0.00 0.00 – – –
MULTISECTOR BOND PORTFOLIO
(d)
Year Ended 12/31/2025 9.00 0.45 0.25 0.70 (0.44) –
Year Ended 12/31/2024 8.98 0.43 0.03 0.46 (0.44) –
Year Ended 12/31/2023 8.66 0.43 0.32 0.75 (0.43) –
Year Ended 12/31/2022 10.08 0.36 (1.41) (1.05) (0.37) –
Year Ended 12/31/2021 10.20 0.30 (0.12) 0.18 (0.30) –
REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2025 26.19 0.65 (0.48) 0.17 (0.64) (1.87)
Year Ended 12/31/2024 27.23 0.64 0.11 0.75 (0.71) (1.08)
Year Ended 12/31/2023 26.16 0.70 1.83 2.53 (0.56) (0.90)
Year Ended 12/31/2022 36.42 0.56 (9.80) (9.24) (0.35) (0.67)
Year Ended 12/31/2021 25.98 0.36 10.51 10.87 (0.43) –
SHORT-TERM BOND PORTFOLIO
(e )
Year Ended 12/31/2025 9.77 0.42 0.16 0.58 (0.41) –
Year Ended 12/31/2024 9.61 0.37 0.17 0.54 (0.38) –
Year Ended 12/31/2023 9.33 0.30 0.28 0.58 (0.30) –
Year Ended 12/31/2022 9.98 0.19 (0.61) (0.42) (0.20) (0.03)
Year Ended 12/31/2021 10.10 0.16 (0.12) 0.04 (0.16) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
*
Effective April 30, 2025, Opportunity Income Plus Portfolio changed its name to Multisector Bond Portfolio.
Effective April 30, 2025, Limited Maturity Bond Portfolio changed its name to Short-Term Bond Portfolio.
All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.45) $ 18.11 15.46% $ 8,026.6 0.45% 1.80% 0.68% 1.57% 48%
(0.92) 17.10 14.19% 7,058.9 0.44% 1.98% 0.68% 1.74% 36%
(0.65) 15.82 17.60% 6,691.7 0.45% 1.88% 0.68% 1.65% 35%
(1.80) 14.05 (17.41)% 6,211.5 0.46% 1.34% 0.68% 1.11% 61%
(0.98) 19.19 16.35% 7,946.0 0.45% 0.86% 0.67% 0.64% 74%
(1.20) 13.53 12.10% 3,298.3 0.45% 2.99% 0.60% 2.84% 34%
(0.56) 13.23 8.44% 3,715.1 0.45% 3.08% 0.60% 2.93% 49%
(0.35) 12.74 12.09% 4,207.6 0.45% 2.97% 0.59% 2.83% 49%
(0.90) 11.70 (14.73)% 4,362.8 0.45% 2.15% 0.59% 2.01% 128%
(0.72) 14.76 7.20% 5,693.3 0.45% 1.53% 0.58% 1.39% 148%
(0.04) 1.00 4.06% 423.2 0.31% 3.99% 0.31% 3.99% N/A
(0.05) 1.00 5.07% 446.3 0.31% 4.92% 0.31% 4.92% N/A
(0.05) 1.00 4.88% 413.0 0.31% 4.82% 0.31% 4.82% N/A
(0.01) 1.00 1.36% 339.2 0.32% 1.52% 0.32% 1.52% N/A
– 1.00 0.00% 235.0 0.09% 0.00% 0.42% (0.33)% N/A
(0.44) 9.26 7.93% 172.3 0.69% 4.90% 0.69% 4.90% 52%
(0.44) 9.00 5.23% 186.9 0.69% 4.86% 0.69% 4.86% 95%
(0.43) 8.98 8.94% 166.5 0.67% 4.89% 0.67% 4.89% 56%
(0.37) 8.66 (10.49)% 184.4 0.64% 3.96% 0.64% 3.96% 160%
(0.30) 10.08 1.80% 235.3 0.61% 2.91% 0.61% 2.91% 223%
(2.51) 23.85 0.67% 132.6 0.90% 2.47% 0.90% 2.47% 107%
(1.79) 26.19 3.21% 146.6 0.89% 2.22% 0.89% 2.22% 87%
(1.46) 27.23 10.14% 158.9 0.87% 2.53% 0.87% 2.53% 87%
(1.02) 26.16 (25.60)% 161.4 0.85% 1.79% 0.85% 1.79% 13%
(0.43) 36.42 42.11% 231.4 0.84% 1.10% 0.84% 1.10% 17%
(0.41) 9.94 6.06% 653.6 0.45% 4.21% 0.45% 4.21% 80%
(0.38) 9.77 5.61% 721.5 0.45% 3.84% 0.45% 3.84% 61%
(0.30) 9.61 6.39% 768.6 0.45% 3.19% 0.45% 3.19% 52%
(0.23) 9.33 (4.18)% 803.3 0.44% 1.96% 0.44% 1.96% 37%
(0.16) 9.98 0.27% 1,017.6 0.44% 1.55% 0.44% 1.55% 155%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2025 $ 16.99 $ (0.05) $ 0.37 $ 0.32 $ – $ –
Year Ended 12/31/2024 15.33 (0.05) 1.71 1.66 – –
Year Ended 12/31/2023 13.96 (0.03) 1.40 1.37 – –
Year Ended 12/31/2022 19.79 (0.05) (4.54) (4.59) – (1.24)
Year Ended 12/31/2021 18.14 (0.10) 2.25 2.15 – (0.50)
SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2025 21.66 0.27 0.81 1.08 (0.28) (0.92)
Year Ended 12/31/2024 20.26 0.29 1.39 1.68 (0.28) –
Year Ended 12/31/2023 18.18 0.27 2.53 2.80 (0.22) (0.50)
Year Ended 12/31/2022 24.12 0.22 (4.16) (3.94) (0.25) (1.75)
Year Ended 12/31/2021 19.36 0.25 4.87 5.12 (0.19) (0.17)
SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2025 19.66 0.13 0.23 0.36 (0.11) (1.08)
Year Ended 12/31/2024 17.77 0.11 1.90 2.01 (0.12) –
Year Ended 12/31/2023 18.26 0.12 1.95 2.07 (0.11) (2.45)
Year Ended 12/31/2022 25.14 0.16 (2.92) (2.76) (0.07) (4.05)
Year Ended 12/31/2021 20.93 0.08 5.06 5.14 (0.19) (0.74)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ – $ 17.31 1.87% $ 126.5 0.94% (0.31)% 0.96% (0.33)% 118%
– 16.99 10.85% 132.6 0.94% (0.30)% 0.96% (0.31)% 71%
– 15.33 9.86% 119.7 0.94% (0.22)% 0.97% (0.25)% 66%
(1.24) 13.96 (22.91)% 92.7 0.94% (0.41)% 0.99% (0.46)% 47%
(0.50) 19.79 11.94% 104.2 0.94% (0.58)% 0.97% (0.61)% 49%
(1.20) 21.54 5.80% 1,035.9 0.24% 1.26% 0.24% 1.26% 30%
(0.28) 21.66 8.44% 1,064.2 0.24% 1.33% 0.24% 1.33% 29%
(0.72) 20.26 15.79% 1,033.2 0.24% 1.49% 0.24% 1.49% 32%
(2.00) 18.18 (16.30)% 908.9 0.24% 1.29% 0.24% 1.29% 27%
(0.36) 24.12 26.50% 894.3 0.24% 1.07% 0.24% 1.07% 23%
(1.19) 18.83 2.45% 910.4 0.70% 0.69% 0.70% 0.69% 71%
(0.12) 19.66 11.37% 1,080.4 0.70% 0.58% 0.70% 0.58% 54%
(2.56) 17.77 12.62% 995.2 0.70% 0.67% 0.70% 0.67% 51%
(4.12) 18.26 (10.46)% 865.3 0.70% 0.73% 0.70% 0.73% 44%
(0.93) 25.14 24.77% 954.3 0.70% 0.32% 0.70% 0.32% 43%

Changes in and Disagreements with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the directors who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 18, 2025 (the “Meeting”), the Board of Directors (the “Board”) of the Thrivent Series Fund, Inc.
(the “Fund”), including the directors who are not parties to the agreement or “interested persons” as defined in the 1940 Act
(the “Independent Directors”), considered and voted unanimously to renew the existing advisory agreement, as amended (the
“Advisory Agreement”) between the Fund and Thrivent Financial for Lutherans (the “Adviser”) for each series of the Fund
(each, a “Portfolio”).
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Directors to facilitate the Board’s evaluation of the Advisory Agreement. In connection with its evaluation of Advisory Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Portfolio;
3. The advisory fee and net operating expense ratio of each Portfolio compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Portfolios grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Portfolios’ shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Fund; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Directors) met six times in 2025 – February 25,
May 20, July 10, August 19, October 9 and November 18 – to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. D uring the annual contract renewal process, the Independent
Directors requested, and the Adviser furnished, supplemental information for the Board’s consideration. The Independent
Directors also retained the services of Management Practice LLC. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Portfolio-by-Portfolio statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Portfolios in comparison to peer groups of comparable funds; performance volatility based on standard deviation; overall Morningstar ratings of the
Portfolios; information with respect to services provided to the Portfolios and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Portfolios; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Portfolios.
The Board received information from the Adviser regarding the personnel providing services to the Portfolios, including investment management, compliance and administrative personnel. The Board also received monthly reports from the
Adviser’s investment management staff with respect to the performance of the Portfolios. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained

(Unaudited)
from the Adviser throughout the course of the year. The Board also reviewed information from MPI, including Portfolio-
by-Portfolio analyses and an independent assessment of information relating to the Portfolios and the Advisory Agreement.
The Independent Directors were represented by independent counsel throughout the review process and during executive sessions without the Adviser present to consider the reapproval of the Advisory Agreement for the Portfolios. Each
Independent Director relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Director may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, the Adviser presented information describing the services furnished to the
Portfolios by the Adviser and administrator. During these meetings, the Adviser reported on the investment management, portfolio trading and compliance services provided to the Portfolios. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Portfolios.
During the annual contract renewal process, the Board considered the specific services provided under the Advisory
Agreement.
The Board received reports and presentations about the Portfolios at each of its quarterly meetings from the Adviser’s representatives.  These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Portfolios.
The Adviser reviewed with the Board the services provided by the Adviser. The Independent Directors also met, including in executive session, with and received periodic reports from the Fund’s Chief Compliance Officer, the Fund’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The
Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and
Compliance Committee and the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer follow up as needed on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Fund pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Portfolio. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, operations, and the Adviser’s oversight of other service providers to the Portfolios. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Portfolios with quality service and competitive investment performance.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Portfolios by the Adviser supported renewal of the Advisory Agreement.

(Unaudited)
Investment Performance
In connection with each of its regular quarterly meetings, the Board received information on the performance of each
Portfolio, including net performance, relative performance rankings within each Portfolio’s Morningstar peer universe,
Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Portfolio, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that the three-year average performance ranking of the Portfolios (with equal weighting for each Portfolio and for the period ended June 30, 2025) was
48% (with 1% being the best performance). To account for changes by Morningstar in asset allocation peer universes as of
April 30, 2025, the Board compared the performance of the asset allocation Portfolios to the combined domestic and global peer universes as they existed prior to April 30, 2025, based on recommendations from MPI and the Adviser. The Board also considered risk metrics, including standard deviations of return, and various factors affecting performance. The Board concluded that the performance of each individual Portfolio was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Portfolio Expenses
The Board received information from MPI and the Adviser comparing advisory fees and overall expense ratios of the
Portfolios to peer groups selected by MPI and peer universes published by Morningstar. The information was as of April 30,
2025. As with performance, the comparisons for the asset allocation Portfolios were based on combined domestic and global peer universes as they existed prior to April 30, 2025, consistent with recommendations from MPI and the Adviser.
For advisory fees, the Board reviewed information prepared by MPI comparing each Portfolio’s advisory fee with the advisory fee of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser comparing each Portfolio’s advisory fee with the median advisory fee for the relevant Morningstar peer universe . The Board conducted its review on a Portfolio-by-Portfolio basis. It noted that the advisory fees for 80% of the Portfolios were at or below the median of the relevant MPI peer group and that the advisory fees for 77% of the Portfolios were at or below the relevant Morningstar peer universe. The Board reviewed information and explanations provided by the
Adviser and MPI regarding the Portfolio advisory fees that were greater than the median of the relevant MPI peer group o r
Morningstar peer universe.
The Board reviewed information prepared by MPI comparing each Portfolio’s overall expense ratio with the expense ratio of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser comparing each Portfolio’s o verall expense ratio with the median o verall expense ratio for the relevant Morningstar peer universe . With respect to each asset allocation Portfolio, the Board reviewed information prepared by the Adviser and MPI s howing the overall expense ratio both with and without the expense s r elated to the
Portfolio’s investment in underlying private equity investment funds . The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The Board conducted its review on a
Portfolio-by-Portfolio basis. It noted that the overall expense ratios for all of Portfolios were at or below the median of the relevant MPI peer group and that the overall expense ratios for 93% of the Portfolios were at or below the median of the relevant Morningstar peer group (using expense ratios without private equity) . The Board reviewed information and

(Unaudited)
explanations provided by the Adviser and MPI regarding Portfolios with overall expense ratios greater than the median of the relevant Morningstar peer universe. For the asset allocation Portfolios, the Board reviewed information and explanations provided by the Adviser and MPI regarding private equity expenses, year-over-year changes in peer groups, peer universes and Portfolio expense ratios, and services provided by the Adviser in its management of the asset allocation
Portfolios.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory Agreement were reasonable.
Cost of Services, Profitability and Economies of Scale
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management)
conducted a review of the allocations and provided a report to the Board, which included an assessment of the r easonableness and consistency of the allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Portfolio-by-Portfolio basis. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Portfolios.
The Board considered information regarding the extent to which economies of scale may be realized as a Portfolio’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered the Adviser’s views on whether, or to what extent, economies in the advisory function may be realized as a Portfolio’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible. Such benefits may include the ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issuers or other market participants, including private equity sponsors, the engagement of affiliates as service providers to the Portfolios, research received by the Adviser generated from soft dollar commissions for portfolio trading, and fees collected by affiliates for services provided to Portfolios. The
Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement, and the Board, including all of the Independent Directors voting separately, approved the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  February 25, 2026                                               Thrivent Series Fund, Inc.

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  February 25, 2026                                               By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  February 25, 2026                                               By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)